JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares	Value ($)
JNL/American Funds Balanced Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Asset Allocation Fund - Class 1 (a)	125,031	3,277,053
Total Investment Companies (cost $3,036,462)		3,277,053
Total Investments 100.0% (cost $3,036,462)		3,277,053
Other Assets and Liabilities, Net (0.0)%		(1,015)
Total Net Assets 100.0%		3,276,038

(a)  Investment in affiliate.

JNL/American Funds Bond Fund of America Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 100.0%
American Funds Insurance Series - The Bond Fund of America - Class 1	47,344	469,653
Total Investment Companies (cost $461,245)		469,653
Total Investments 100.0% (cost $461,245)		469,653
Other Assets and Liabilities, Net (0.0)%		(135)
Total Net Assets 100.0%		469,518

JNL/American Funds Capital Income Builder Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Capital Income Builder Fund - Class 1 (a)	34,679	449,786
Total Investment Companies (cost $383,487)		449,786
Total Investments 100.0% (cost $383,487)		449,786
Other Assets and Liabilities, Net (0.0)%		(162)
Total Net Assets 100.0%		449,624

(a)  Investment in affiliate.

JNL/American Funds Capital World Bond Fund
INVESTMENT COMPANIES 100.0%
Global Fixed Income 100.0%
American Funds Insurance Series - Capital World Bond Fund - Class 1 (a)	31,678	331,670
Total Investment Companies (cost $374,051)		331,670
Total Investments 100.0% (cost $374,051)		331,670
Other Assets and Liabilities, Net (0.0)%		(118)
Total Net Assets 100.0%		331,552

(a)  Investment in affiliate.

JNL/American Funds Global Growth Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1 (a)	27,888	1,071,748
Total Investment Companies (cost $954,622)		1,071,748
Total Investments 100.0% (cost $954,622)		1,071,748
Other Assets and Liabilities, Net (0.0)%		(364)
Total Net Assets 100.0%		1,071,384

(a)  Investment in affiliate.

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	35,324	666,917
Total Investment Companies (cost $753,722)		666,917
Total Investments 100.0% (cost $753,722)		666,917
Other Assets and Liabilities, Net (0.0)%		(215)
Total Net Assets 100.0%		666,702

(a)  Investment in affiliate.

	Shares	Value ($)
JNL/American Funds Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth Fund - Class 1 (a)	53,008	6,332,895
Total Investment Companies (cost $5,045,105)		6,332,895
Total Investments 100.0% (cost $5,045,105)		6,332,895
Other Assets and Liabilities, Net (0.0)%		(1,670)
Total Net Assets 100.0%		6,331,225

(a)  Investment in affiliate.

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	170,628	11,705,098
Total Investment Companies (cost $8,511,173)		11,705,098
Total Investments 100.0% (cost $8,511,173)		11,705,098
Other Assets and Liabilities, Net (0.0)%		(3,932)
Total Net Assets 100.0%		11,701,166

(a)  Investment in affiliate.

JNL/American Funds International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	75,354	1,483,728
Total Investment Companies (cost $1,449,369)		1,483,728
Total Investments 100.0% (cost $1,449,369)		1,483,728
Other Assets and Liabilities, Net (0.0)%		(545)
Total Net Assets 100.0%		1,483,183

(a)  Investment in affiliate.

JNL/American Funds New World Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	50,673	1,464,457
Total Investment Companies (cost $1,215,031)		1,464,457
Total Investments 100.0% (cost $1,215,031)		1,464,457
Other Assets and Liabilities, Net (0.0)%		(579)
Total Net Assets 100.0%		1,463,878

(a)  Investment in affiliate.

JNL/American Funds Washington Mutual Investors Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1 (a)	240,996	4,113,800
Total Investment Companies (cost $3,243,892)		4,113,800
Total Investments 100.0% (cost $3,243,892)		4,113,800
Other Assets and Liabilities, Net (0.0)%		(1,522)
Total Net Assets 100.0%		4,112,278

(a)  Investment in affiliate.

JNL/Mellon Bond Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 100.0%
JNL Bond Index Fund - Class I (98.7%) (a)	110,609	1,066,275
Total Investment Companies (cost $1,096,862)		1,066,275
Total Investments 100.0% (cost $1,096,862)		1,066,275
Other Assets and Liabilities, Net (0.0)%		(218)
Total Net Assets 100.0%		1,066,057

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

Shares	Value ($)

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Emerging Markets Index Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
JNL Emerging Markets Index Fund - Class I (99.7%) (a)	91,930	871,499
Total Investment Companies (cost $900,100)		871,499
Total Investments 100.0% (cost $900,100)		871,499
Other Assets and Liabilities, Net (0.0)%		(231)
Total Net Assets 100.0%		871,268

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon International Index Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
JNL International Index Fund - Class I (99.5%) (a)	209,880	2,323,370
Total Investment Companies (cost $2,076,725)		2,323,370
Total Investments 100.0% (cost $2,076,725)		2,323,370
Other Assets and Liabilities, Net (0.0)%		(505)
Total Net Assets 100.0%		2,322,865

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon S&P 400 MidCap Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL Mid Cap Index Fund - Class I (99.7%) (a)	294,975	3,530,851
Total Investment Companies (cost $2,947,325)		3,530,851
Total Investments 100.0% (cost $2,947,325)		3,530,851
Other Assets and Liabilities, Net (0.0)%		(613)
Total Net Assets 100.0%		3,530,238

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Small Cap Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL Small Cap Index Fund - Class I (99.7%) (a)	235,601	2,619,882
Total Investment Companies (cost $2,347,215)		2,619,882
Total Investments 100.0% (cost $2,347,215)		2,619,882
Other Assets and Liabilities, Net (0.0)%		(462)
Total Net Assets 100.0%		2,619,420

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Aggressive Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 60.0%
JNL Multi-Manager Mid Cap Fund - Class I (6.3%) (a)	4,000	84,282
JNL Multi-Manager Small Cap Growth Fund - Class I (2.0%) (a)	1,099	49,567
JNL Multi-Manager Small Cap Value Fund - Class I (2.6%) (a)	2,220	49,202
JNL Multi-Manager U.S. Select Equity Fund - Class I (17.2%) (a)	8,959	138,144
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I (28.1%) (a)	793	5,399
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (2.1%) (a)	1,476	39,003
JNL/JPMorgan U.S. Value Fund - Class I (3.5%) (a)	3,190	61,732
	Shares	Value ($)
JNL/Morningstar SMID Moat Focus Index Fund - Class I (30.8%) (a)	3,767	40,718
JNL/Morningstar Wide Moat Index Fund - Class I (8.7%) (a)	8,712	126,154
JNL/Newton Equity Income Fund - Class I (2.4%) (a)	1,835	63,501
JNL/T. Rowe Price Established Growth Fund - Class I (0.8%) (a)	953	87,317
JNL/T. Rowe Price Value Fund - Class I (2.0%) (a)	3,232	99,731
JNL/WMC Equity Income Fund - Class I (5.6%) (a)	3,095	61,721
		906,471
International Equity 18.6%
JNL Multi-Manager International Small Cap Fund - Class I (9.9%) (a)	5,710	69,777
JNL/Causeway International Value Select Fund - Class I (5.2%) (a)	4,680	105,391
JNL/WCM Focused International Equity Fund - Class I (5.9%) (a)	6,551	106,384
		281,552
Global Equity 9.4%
JNL/Harris Oakmark Global Equity Fund - Class I (10.0%) (a)	4,160	60,575
JNL/Loomis Sayles Global Growth Fund - Class I (10.6%) (a)	4,283	80,691
		141,266
Emerging Markets Equity 7.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (4.5%) (a)	4,236	39,946
JNL/GQG Emerging Markets Equity Fund - Class I (7.4%) (a)	4,505	73,965
		113,911
Domestic Fixed Income 2.7%
JNL/DoubleLine Core Fixed Income Fund - Class I (1.3%) (a)	2,793	40,839
Alternative 1.8%
Jackson Real Assets Fund - Class I (8.3%) (a)	1,425	15,205
JNL Multi-Manager Alternative Fund - Class I (1.5%) (a)	912	11,717
		26,922
Total Investment Companies (cost $1,173,997)		1,510,961
Total Investments 100.0% (cost $1,173,997)		1,510,961
Other Assets and Liabilities, Net (0.0)%		(321)
Total Net Assets 100.0%		1,510,640

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Conservative Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 62.3%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.0%) (a)	4,184	61,166
JNL/DoubleLine Total Return Fund - Class I (3.2%) (a)	5,835	66,051
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (3.9%) (a)	4,903	63,451
JNL/Lord Abbett Short Duration Income Fund - Class I (3.0%) (a)	1,893	20,193
JNL/PIMCO Income Fund - Class I (2.9%) (a)	3,779	45,880
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (1.1%) (a)	896	11,536
JNL/PIMCO Real Return Fund - Class I (0.6%) (a)	709	8,654
JNL/PPM America Investment Grade Credit Fund - Class I (4.9%) (a)	1,069	11,537
JNL/PPM America Total Return Fund - Class I (3.5%) (a)	4,068	54,799
JNL/T. Rowe Price U.S. High Yield Fund - Class I (3.3%) (a)	1,378	17,158
		360,425
Alternative 12.0%
Jackson Credit Opportunities Fund - Class I (6.6%) (a)	2,431	25,331
Jackson Real Assets Fund - Class I (4.9%) (a)	847	9,043
JNL Multi-Manager Alternative Fund - Class I (3.8%) (a)	2,290	29,432

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares	Value ($)
JNL/JPMorgan Hedged Equity Fund - Class I (0.6%) (a)	346	5,793
		69,599
Domestic Equity 11.7%
JNL Multi-Manager Mid Cap Fund - Class I (0.4%) (a)	275	5,786
JNL Multi-Manager Small Cap Value Fund - Class I (0.3%) (a)	260	5,771
JNL Multi-Manager U.S. Select Equity Fund - Class I (2.3%) (a)	1,217	18,758
JNL/JPMorgan U.S. Value Fund - Class I (0.4%) (a)	376	7,266
JNL/Morningstar Wide Moat Index Fund - Class I (1.0%) (a)	1,000	14,486
JNL/T. Rowe Price Value Fund - Class I (0.2%) (a)	281	8,686
JNL/WMC Equity Income Fund - Class I (0.7%) (a)	364	7,258
		68,011
Domestic Balanced 6.5%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.3%) (a)	1,318	37,647
Emerging Markets Fixed Income 3.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (3.3%) (a)	1,626	20,093
International Equity 2.5%
JNL/Causeway International Value Select Fund - Class I (0.4%) (a)	321	7,238
JNL/WCM Focused International Equity Fund - Class I (0.4%) (a)	445	7,224
		14,462
Emerging Markets Equity 1.5%
JNL/GQG Emerging Markets Equity Fund - Class I (0.9%) (a)	525	8,627
Total Investment Companies (cost $532,715)		578,864
Total Investments 100.0% (cost $532,715)		578,864
Other Assets and Liabilities, Net (0.0)%		(134)
Total Net Assets 100.0%		578,730

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 50.9%
JNL Multi-Manager Mid Cap Fund - Class I (11.6%) (a)	7,342	154,691
JNL Multi-Manager Small Cap Growth Fund - Class I (2.8%) (a)	1,550	69,891
JNL Multi-Manager Small Cap Value Fund - Class I (3.9%) (a)	3,403	75,406
JNL Multi-Manager U.S. Select Equity Fund - Class I (32.6%) (a)	17,001	262,148
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I (39.4%) (a)	1,114	7,584
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (3.3%) (a)	2,303	60,869
JNL/JPMorgan U.S. Value Fund - Class I (6.7%) (a)	6,162	119,226
JNL/Morningstar SMID Moat Focus Index Fund - Class I (40.1%) (a)	4,914	53,124
JNL/Morningstar Wide Moat Index Fund - Class I (13.2%) (a)	13,188	190,970
JNL/Newton Equity Income Fund - Class I (4.6%) (a)	3,521	121,813
JNL/T. Rowe Price Established Growth Fund - Class I (1.4%) (a)	1,674	153,448
JNL/T. Rowe Price Value Fund - Class I (3.5%) (a)	5,767	177,971
JNL/WMC Equity Income Fund - Class I (10.7%) (a)	5,978	119,198
		1,566,339
International Equity 17.0%
JNL Multi-Manager International Small Cap Fund - Class I (15.5%) (a)	8,883	108,552
JNL/Causeway International Value Select Fund - Class I (10.0%) (a)	9,036	203,489
JNL/WCM Focused International Equity Fund - Class I (11.7%) (a)	12,937	210,099
		522,140
	Shares	Value ($)
Domestic Fixed Income 12.4%
JNL/DoubleLine Core Fixed Income Fund - Class I (3.6%) (a)	7,669	112,125
JNL/DoubleLine Total Return Fund - Class I (5.1%) (a)	9,210	104,255
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (5.1%) (a)	6,305	81,591
JNL/Lord Abbett Short Duration Income Fund - Class I (4.4%) (a)	2,826	30,157
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (2.2%) (a)	1,766	22,747
JNL/T. Rowe Price U.S. High Yield Fund - Class I (5.8%) (a)	2,438	30,358
		381,233
Alternative 6.8%
Jackson Credit Opportunities Fund - Class I (17.6%) (a)	6,465	67,365
Jackson Real Assets Fund - Class I (25.6%) (a)	4,400	46,948
JNL Multi-Manager Alternative Fund - Class I (12.2%) (a)	7,286	93,631
		207,944
Global Equity 6.4%
JNL/Harris Oakmark Global Equity Fund - Class I (12.9%) (a)	5,354	77,951
JNL/Loomis Sayles Global Growth Fund - Class I (15.7%) (a)	6,299	118,673
		196,624
Emerging Markets Equity 5.3%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (6.3%) (a)	5,938	55,992
JNL/GQG Emerging Markets Equity Fund - Class I (10.6%) (a)	6,447	105,865
		161,857
Emerging Markets Fixed Income 1.2%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (6.2%) (a)	3,081	38,086
Total Investment Companies (cost $2,556,743)		3,074,223
COMMON STOCKS 0.0%
Russian Federation 0.0%
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel (b) (c) (d)	175	-
Public Joint Stock Company Novolipetsk Metallurgical Plant (b) (c) (d)	193	-
Public Joint Stock Company Phosagro (b) (c) (d)	-	-
Public Joint Stock Company Phosagro (b) (c) (d)	18	-
Public Joint Stock Society Inter RAO UES (b) (c) (d)	4,795	-
Publichnoe Aktsionernoe Obshchestvo Severstal (b) (c) (d)	27	-
Total Common Stocks (cost $2,242)		—
Total Investments 100.0% (cost $2,558,985)		3,074,223
Other Assets and Liabilities, Net (0.0)%		(696)
Total Net Assets 100.0%		3,073,527

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

(b)  Security acquired as part of a reorganization. Due to sanctions imposed, the security is unable to be traded. See Restricted Securities table following the Schedules of Investments.

(c)  Non-income producing security.

(d)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

JNL Moderate Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 43.2%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.6%) (a)	9,823	143,616
JNL/DoubleLine Total Return Fund - Class I (6.9%) (a)	12,550	142,070
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (10.2%) (a)	12,661	163,831

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares	Value ($)
JNL/Lord Abbett Short Duration Income Fund - Class I (9.8%) (a)	6,259	66,778
JNL/PIMCO Income Fund - Class I (6.4%) (a)	8,379	101,724
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (3.0%) (a)	2,387	30,739
JNL/PIMCO Real Return Fund - Class I (2.3%) (a)	2,523	30,811
JNL/PPM America Investment Grade Credit Fund - Class I (13.0%) (a)	2,849	30,745
JNL/PPM America Total Return Fund - Class I (7.9%) (a)	9,204	123,971
JNL/T. Rowe Price U.S. High Yield Fund - Class I (10.8%) (a)	4,524	56,325
		890,610
Domestic Equity 24.3%
JNL Multi-Manager Mid Cap Fund - Class I (3.9%) (a)	2,457	51,761
JNL Multi-Manager Small Cap Growth Fund - Class I (0.8%) (a)	459	20,705
JNL Multi-Manager Small Cap Value Fund - Class I (2.2%) (a)	1,862	41,265
JNL Multi-Manager U.S. Select Equity Fund - Class I (15.3%) (a)	7,997	123,305
JNL/JPMorgan U.S. Value Fund - Class I (2.9%) (a)	2,677	51,797
JNL/Morningstar Wide Moat Index Fund - Class I (5.7%) (a)	5,739	83,095
JNL/T. Rowe Price Established Growth Fund - Class I (0.3%) (a)	391	35,867
JNL/T. Rowe Price Value Fund - Class I (0.8%) (a)	1,342	41,423
JNL/WMC Equity Income Fund - Class I (4.7%) (a)	2,596	51,772
		500,990
Alternative 12.0%
Jackson Credit Opportunities Fund - Class I (22.3%) (a)	8,170	85,131
Jackson Real Assets Fund - Class I (20.2%) (a)	3,487	37,201
JNL Multi-Manager Alternative Fund - Class I (13.5%) (a)	8,099	104,066
JNL/JPMorgan Hedged Equity Fund - Class I (2.2%) (a)	1,235	20,703
		247,101
Domestic Balanced 7.0%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (1.0%) (a)	5,067	144,771
International Equity 5.8%
JNL Multi-Manager International Small Cap Fund - Class I (2.2%) (a)	1,276	15,588
JNL/Causeway International Value Select Fund - Class I (2.4%) (a)	2,209	49,750
JNL/WCM Focused International Equity Fund - Class I (3.0%) (a)	3,267	53,058
		118,396
Emerging Markets Equity 3.2%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (2.3%) (a)	2,197	20,721
JNL/GQG Emerging Markets Equity Fund - Class I (4.6%) (a)	2,799	45,956
		66,677
Emerging Markets Fixed Income 3.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (10.0%) (a)	4,966	61,385
Global Equity 1.5%
JNL/Loomis Sayles Global Growth Fund - Class I (4.1%) (a)	1,651	31,104
Total Investment Companies (cost $1,765,545)		2,061,034
Total Investments 100.0% (cost $1,765,545)		2,061,034
Other Assets and Liabilities, Net (0.0)%		(585)
Total Net Assets 100.0%		2,060,449

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 35.5%
JNL Multi-Manager Mid Cap Fund - Class I (10.0%) (a)	6,322	133,202
	Shares	Value ($)
JNL Multi-Manager Small Cap Growth Fund - Class I (2.7%) (a)	1,482	66,863
JNL Multi-Manager Small Cap Value Fund - Class I (4.0%) (a)	3,420	75,795
JNL Multi-Manager U.S. Select Equity Fund - Class I (32.6%) (a)	17,016	262,391
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (2.1%) (a)	1,442	38,102
JNL/JPMorgan U.S. Value Fund - Class I (5.9%) (a)	5,411	104,705
JNL/Morningstar SMID Moat Focus Index Fund - Class I (29.1%) (a)	3,564	38,527
JNL/Morningstar Wide Moat Index Fund - Class I (11.3%) (a)	11,261	163,056
JNL/Newton Equity Income Fund - Class I (4.0%) (a)	3,041	105,222
JNL/T. Rowe Price Established Growth Fund - Class I (1.1%) (a)	1,346	123,378
JNL/T. Rowe Price Value Fund - Class I (2.5%) (a)	4,061	125,318
JNL/WMC Equity Income Fund - Class I (9.4%) (a)	5,250	104,678
		1,341,237
Domestic Fixed Income 27.1%
JNL/DoubleLine Core Fixed Income Fund - Class I (6.4%) (a)	13,567	198,343
JNL/DoubleLine Total Return Fund - Class I (9.9%) (a)	17,985	203,588
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (12.5%) (a)	15,604	201,911
JNL/Lord Abbett Short Duration Income Fund - Class I (15.9%) (a)	10,178	108,599
JNL/PIMCO Income Fund - Class I (5.3%) (a)	6,948	84,351
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (1.8%) (a)	1,463	18,846
JNL/PIMCO Real Return Fund - Class I (1.4%) (a)	1,545	18,862
JNL/PPM America Investment Grade Credit Fund - Class I (8.0%) (a)	1,747	18,849
JNL/PPM America Total Return Fund - Class I (7.4%) (a)	8,595	115,770
JNL/T. Rowe Price U.S. High Yield Fund - Class I (10.7%) (a)	4,500	56,024
		1,025,143
International Equity 11.2%
JNL Multi-Manager International Small Cap Fund - Class I (9.0%) (a)	5,155	63,001
JNL/Causeway International Value Select Fund - Class I (8.6%) (a)	7,821	176,131
JNL/WCM Focused International Equity Fund - Class I (10.3%) (a)	11,347	184,270
		423,402
Alternative 10.6%
Jackson Credit Opportunities Fund - Class I (34.8%) (a)	12,755	132,907
Jackson Real Assets Fund - Class I (41.0%) (a)	7,052	75,246
JNL Multi-Manager Alternative Fund - Class I (24.8%) (a)	14,818	190,417
		398,570
Domestic Balanced 6.0%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (1.5%) (a)	7,969	227,683
Emerging Markets Equity 4.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (6.7%) (a)	6,300	59,409
JNL/GQG Emerging Markets Equity Fund - Class I (9.3%) (a)	5,611	92,130
		151,539
Global Equity 3.1%
JNL/Harris Oakmark Global Equity Fund - Class I (6.4%) (a)	2,643	38,485
JNL/Loomis Sayles Global Growth Fund - Class I (10.1%) (a)	4,075	76,776
		115,261

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares	Value ($)
Emerging Markets Fixed Income 2.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (15.3%) (a)	7,599	93,918
Total Investment Companies (cost $3,057,149)		3,776,753
Total Investments 100.0% (cost $3,057,149)		3,776,753
Other Assets and Liabilities, Net (0.0)%		(917)
Total Net Assets 100.0%		3,775,836

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 50.1%
American Funds American Mutual Fund - Class R-6	5,206	308,775
American Funds Insurance Series - Growth Fund - Class 1	4,359	520,718
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	8,033	517,462
American Funds Investment Company of America Fund - Class R-6	10,670	648,825
		1,995,780
Domestic Fixed Income 17.8%
American Funds Inflation Linked Bond Fund - Class R-6	6,096	58,769
American Funds Insurance Series - American Funds Mortgage Fund - Class 1 (a)	1,674	16,373
American Funds Insurance Series - American High-Income Trust - Class 1 (a)	8,131	78,706
American Funds Insurance Series - The Bond Fund of America - Class 1	29,489	292,535
American Funds Mortgage Fund - Class R-6	17,191	155,068
American Funds Strategic Bond Fund - Class R-6	11,376	107,503
		708,954
Global Equity 15.6%
American Funds Insurance Series - Global Growth Fund - Class 1	8,966	344,573
American Funds SMALLCAP World Fund - Class R-6	3,782	278,938
		623,511
International Equity 10.9%
American Funds EuroPacific Growth Fund - Class R-6	3,616	218,251
American Funds International Growth and Income Fund - Class R-6	5,559	217,145
		435,396
Emerging Markets Equity 4.6%
American Funds New World Fund - Class R-6	2,120	181,769
Emerging Markets Fixed Income 1.0%
American Funds Emerging Markets Bond Fund - Class R-6	4,875	39,437
Total Investment Companies (cost $3,648,218)		3,984,847
Total Investments 100.0% (cost $3,648,218)		3,984,847
Other Assets and Liabilities, Net (0.0)%		(489)
Total Net Assets 100.0%		3,984,358

(a)  Investment in affiliate.

JNL/American Funds Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 38.8%
American Funds American Mutual Fund - Class R-6	2,807	166,504
American Funds Insurance Series - Growth Fund - Class 1	1,826	218,092
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	4,368	281,388
American Funds Investment Company of America Fund - Class R-6	5,264	320,121
		986,105
Domestic Fixed Income 35.9%
American Funds Inflation Linked Bond Fund - Class R-6	4,991	48,115
	Shares	Value ($)
American Funds Insurance Series - American High-Income Trust - Class 1 (a)	7,881	76,284
American Funds Insurance Series - The Bond Fund of America - Class 1	44,414	440,584
American Funds Mortgage Fund - Class R-6	19,088	172,177
American Funds Strategic Bond Fund - Class R-6	18,695	176,668
		913,828
Global Equity 11.8%
American Funds Insurance Series - Global Growth Fund - Class 1	3,786	145,508
American Funds SMALLCAP World Fund - Class R-6	2,082	153,544
		299,052
International Equity 8.5%
American Funds EuroPacific Growth Fund - Class R-6	1,795	108,356
American Funds International Growth and Income Fund - Class R-6	2,770	108,202
		216,558
Emerging Markets Equity 3.0%
American Funds New World Fund - Class R-6	904	77,467
Emerging Markets Fixed Income 2.0%
American Funds Emerging Markets Bond Fund - Class R-6	6,286	50,854
Total Investment Companies (cost $2,467,197)		2,543,864
Total Investments 100.0% (cost $2,467,197)		2,543,864
Other Assets and Liabilities, Net 0.0%		77
Total Net Assets 100.0%		2,543,941

(a)  Investment in affiliate.

JNL/Goldman Sachs Managed Aggressive Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 63.1%
JNL Multi-Manager Mid Cap Fund - Class I (5.9%) (a)	3,711	78,194
JNL Multi-Manager Small Cap Growth Fund - Class I (0.9%) (a)	496	22,369
JNL Multi-Manager Small Cap Value Fund - Class I (2.3%) (a)	2,005	44,427
JNL/BlackRock Large Cap Select Growth Fund - Class I (3.8%) (a)	2,130	195,433
JNL/ClearBridge Large Cap Growth Fund - Class I (11.4%) (a)	7,643	212,177
JNL/Invesco Diversified Dividend Fund - Class I (12.8%) (a)	7,920	134,164
JNL/JPMorgan MidCap Growth Fund - Class I (1.3%) (a)	643	44,734
JNL/JPMorgan U.S. Value Fund - Class I (4.4%) (a)	4,048	78,333
JNL/Newton Equity Income Fund - Class I (1.3%) (a)	974	33,708
JNL/T. Rowe Price Established Growth Fund - Class I (1.8%) (a)	2,076	190,306
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.4%) (a)	261	22,310
JNL/T. Rowe Price Value Fund - Class I (5.1%) (a)	8,323	256,861
JNL/WMC Value Fund - Class I (7.7%) (a)	2,657	100,444
		1,413,460
International Equity 19.5%
JNL/Causeway International Value Select Fund - Class I (7.7%) (a)	6,981	157,221
JNL/Lazard International Strategic Equity Fund - Class I (15.6%) (a)	4,580	77,998
JNL/WCM Focused International Equity Fund - Class I (5.6%) (a)	6,143	99,769
JNL/William Blair International Leaders Fund - Class I (8.6%) (a)	7,812	101,318
		436,306
Domestic Fixed Income 6.9%
JNL/DoubleLine Total Return Fund - Class I (2.1%) (a)	3,872	43,829
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (1.1%) (a)	853	10,982
JNL/PPM America High Yield Bond Fund - Class I (0.7%) (a)	561	11,065

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares	Value ($)
JNL/PPM America Investment Grade Credit Fund - Class I (9.3%) (a)	2,036	21,968
JNL/PPM America Total Return Fund - Class I (2.8%) (a)	3,259	43,904
JNL/T. Rowe Price U.S. High Yield Fund - Class I (4.2%) (a)	1,780	22,155
		153,903
Global Equity 4.5%
JNL/Invesco Global Growth Fund - Class I (5.4%) (a)	3,286	101,040
Emerging Markets Equity 2.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (2.5%) (a)	2,398	22,608
JNL/GQG Emerging Markets Equity Fund - Class I (2.2%) (a)	1,337	21,952
		44,560
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (7.2%) (a)	3,584	44,297
Alternative 1.5%
Jackson Credit Opportunities Fund - Class I (3.1%) (a)	1,148	11,966
JNL Multi-Manager Alternative Fund - Class I (2.9%) (a)	1,728	22,203
		34,169
Short Term Investments 0.5%
JNL/WMC Government Money Market Fund - Class I (0.4%) (a)	11,034	11,033
Total Investment Companies (cost $1,562,801)		2,238,768
Total Investments 100.0% (cost $1,562,801)		2,238,768
Other Assets and Liabilities, Net (0.0)%		(241)
Total Net Assets 100.0%		2,238,527

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Conservative Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 71.6%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.6%) (a)	5,610	82,025
JNL/DoubleLine Total Return Fund - Class I (4.9%) (a)	8,884	100,570
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (3.2%) (a)	4,034	52,199
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (4.7%) (a)	4,617	67,086
JNL/PIMCO Income Fund - Class I (3.3%) (a)	4,301	52,213
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (4.4%) (a)	3,473	44,734
JNL/PIMCO Real Return Fund - Class I (2.2%) (a)	2,444	29,835
JNL/PPM America Investment Grade Credit Fund - Class I (9.5%) (a)	2,073	22,372
JNL/PPM America Total Return Fund - Class I (5.0%) (a)	5,813	78,301
JNL/T. Rowe Price U.S. High Yield Fund - Class I (1.4%) (a)	600	7,466
		536,801
Domestic Equity 13.4%
JNL Multi-Manager Mid Cap Fund - Class I (0.6%) (a)	355	7,480
JNL Multi-Manager Small Cap Growth Fund - Class I (0.2%) (a)	83	3,738
JNL Multi-Manager Small Cap Value Fund - Class I (0.2%) (a)	168	3,731
JNL/BlackRock Large Cap Select Growth Fund - Class I (0.2%) (a)	100	9,202
JNL/ClearBridge Large Cap Growth Fund - Class I (0.4%) (a)	269	7,463
JNL/DFA U.S. Core Equity Fund - Class I (1.6%) (a)	781	24,313
JNL/Invesco Diversified Dividend Fund - Class I (1.4%) (a)	883	14,963
JNL/JPMorgan MidCap Growth Fund - Class I (0.1%) (a)	54	3,735
JNL/T. Rowe Price Established Growth Fund - Class I (0.1%) (a)	80	7,346
	Shares	Value ($)
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.1%) (a)	44	3,736
JNL/T. Rowe Price Value Fund - Class I (0.3%) (a)	485	14,960
		100,667
International Equity 6.0%
JNL/Causeway International Value Select Fund - Class I (0.9%) (a)	830	18,701
JNL/Lazard International Strategic Equity Fund - Class I (0.7%) (a)	219	3,730
JNL/William Blair International Leaders Fund - Class I (1.9%) (a)	1,712	22,201
		44,632
Global Fixed Income 4.0%
JNL/Neuberger Berman Strategic Income Fund - Class I (4.1%) (a)	2,254	29,837
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (2.4%) (a)	1,208	14,933
Alternative 1.5%
Jackson Credit Opportunities Fund - Class I (1.0%) (a)	374	3,902
JNL Multi-Manager Alternative Fund - Class I (1.0%) (a)	581	7,469
		11,371
Emerging Markets Equity 1.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (0.8%) (a)	794	7,484
Short Term Investments 0.5%
JNL/WMC Government Money Market Fund - Class I (0.1%) (a)	3,730	3,730
Total Investment Companies (cost $678,618)		749,455
Total Investments 100.0% (cost $678,618)		749,455
Other Assets and Liabilities, Net (0.0)%		(144)
Total Net Assets 100.0%		749,311

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 57.7%
JNL Multi-Manager Mid Cap Fund - Class I (11.5%) (a)	7,276	153,300
JNL Multi-Manager Small Cap Growth Fund - Class I (1.8%) (a)	972	43,846
JNL Multi-Manager Small Cap Value Fund - Class I (4.6%) (a)	3,934	87,172
JNL/BlackRock Large Cap Select Growth Fund - Class I (6.1%) (a)	3,443	315,890
JNL/ClearBridge Large Cap Growth Fund - Class I (20.0%) (a)	13,368	371,090
JNL/Invesco Diversified Dividend Fund - Class I (25.0%) (a)	15,503	262,627
JNL/JPMorgan MidCap Growth Fund - Class I (1.9%) (a)	942	65,584
JNL/JPMorgan U.S. Value Fund - Class I (8.6%) (a)	7,926	153,362
JNL/Newton Equity Income Fund - Class I (1.7%) (a)	1,271	43,984
JNL/T. Rowe Price Established Growth Fund - Class I (3.4%) (a)	4,049	371,140
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.8%) (a)	511	43,702
JNL/T. Rowe Price Value Fund - Class I (8.6%) (a)	14,172	437,351
JNL/WMC Value Fund - Class I (13.5%) (a)	4,626	174,866
		2,523,914
International Equity 17.0%
JNL/Causeway International Value Select Fund - Class I (13.5%) (a)	12,205	274,847
JNL/Lazard International Strategic Equity Fund - Class I (26.1%) (a)	7,674	130,686
JNL/WCM Focused International Equity Fund - Class I (7.2%) (a)	7,999	129,913
JNL/William Blair International Leaders Fund - Class I (17.6%) (a)	15,971	207,142
		742,588

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares	Value ($)
Domestic Fixed Income 16.8%
JNL/DoubleLine Core Fixed Income Fund - Class I (3.5%) (a)	7,370	107,757
JNL/DoubleLine Total Return Fund - Class I (8.4%) (a)	15,191	171,962
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (10.5%) (a)	8,372	107,830
JNL/PIMCO Real Return Fund - Class I (4.9%) (a)	5,308	64,817
JNL/PPM America High Yield Bond Fund - Class I (2.7%) (a)	2,198	43,355
JNL/PPM America Investment Grade Credit Fund - Class I (18.2%) (a)	3,999	43,145
JNL/PPM America Total Return Fund - Class I (9.7%) (a)	11,189	150,713
JNL/T. Rowe Price U.S. High Yield Fund - Class I (8.3%) (a)	3,478	43,296
		732,875
Global Equity 3.0%
JNL/Invesco Global Growth Fund - Class I (7.1%) (a)	4,279	131,589
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (14.2%) (a)	7,018	86,744
Alternative 1.5%
Jackson Credit Opportunities Fund - Class I (5.9%) (a)	2,147	22,372
JNL Multi-Manager Alternative Fund - Class I (5.7%) (a)	3,381	43,447
		65,819
Emerging Markets Equity 1.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (2.5%) (a)	2,345	22,113
JNL/GQG Emerging Markets Equity Fund - Class I (4.3%) (a)	2,588	42,488
		64,601
Short Term Investments 0.5%
JNL/WMC Government Money Market Fund - Class I (0.7%) (a)	21,437	21,437
Total Investment Companies (cost $3,148,539)		4,369,567
Total Investments 100.0% (cost $3,148,539)		4,369,567
Other Assets and Liabilities, Net (0.0)%		(548)
Total Net Assets 100.0%		4,369,019

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Moderate Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 54.8%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.4%) (a)	9,425	137,795
JNL/DoubleLine Total Return Fund - Class I (8.9%) (a)	16,212	183,523
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (4.6%) (a)	5,677	73,456
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (8.3%) (a)	8,210	119,287
JNL/PIMCO Income Fund - Class I (6.6%) (a)	8,707	105,702
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (10.8%) (a)	8,558	110,230
JNL/PIMCO Real Return Fund - Class I (4.1%) (a)	4,518	55,167
JNL/PPM America High Yield Bond Fund - Class I (1.1%) (a)	933	18,404
JNL/PPM America Investment Grade Credit Fund - Class I (11.6%) (a)	2,555	27,567
JNL/PPM America Total Return Fund - Class I (9.7%) (a)	11,250	151,540
JNL/T. Rowe Price U.S. High Yield Fund - Class I (5.3%) (a)	2,218	27,617
		1,010,288
Domestic Equity 27.8%
JNL Multi-Manager Mid Cap Fund - Class I (2.8%) (a)	1,757	37,018
JNL Multi-Manager Small Cap Growth Fund - Class I (0.8%) (a)	411	18,518
	Shares	Value ($)
JNL Multi-Manager Small Cap Value Fund - Class I (1.0%) (a)	833	18,454
JNL/BlackRock Large Cap Select Growth Fund - Class I (0.8%) (a)	450	41,247
JNL/ClearBridge Large Cap Growth Fund - Class I (3.5%) (a)	2,325	64,532
JNL/DFA U.S. Core Equity Fund - Class I (3.0%) (a)	1,486	46,288
JNL/Invesco Diversified Dividend Fund - Class I (6.2%) (a)	3,822	64,748
JNL/JPMorgan MidCap Growth Fund - Class I (0.3%) (a)	132	9,214
JNL/T. Rowe Price Established Growth Fund - Class I (0.7%) (a)	801	73,392
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.2%) (a)	108	9,228
JNL/T. Rowe Price Value Fund - Class I (2.0%) (a)	3,297	101,734
JNL/WMC Value Fund - Class I (2.1%) (a)	734	27,731
		512,104
International Equity 10.4%
JNL/Causeway International Value Select Fund - Class I (3.2%) (a)	2,876	64,771
JNL/Lazard International Strategic Equity Fund - Class I (9.2%) (a)	2,698	45,943
JNL/WCM Focused International Equity Fund - Class I (1.0%) (a)	1,126	18,280
JNL/William Blair International Leaders Fund - Class I (5.4%) (a)	4,910	63,689
		192,683
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (6.0%) (a)	2,980	36,830
Global Fixed Income 2.0%
JNL/Neuberger Berman Strategic Income Fund - Class I (5.0%) (a)	2,777	36,765
Alternative 1.5%
Jackson Credit Opportunities Fund - Class I (2.6%) (a)	949	9,885
JNL Multi-Manager Alternative Fund - Class I (2.4%) (a)	1,434	18,435
		28,320
Emerging Markets Equity 1.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (1.0%) (a)	983	9,275
JNL/GQG Emerging Markets Equity Fund - Class I (0.9%) (a)	542	8,906
		18,181
Short Term Investments 0.5%
JNL/WMC Government Money Market Fund - Class I (0.3%) (a)	9,187	9,187
Total Investment Companies (cost $1,551,626)		1,844,358
Total Investments 100.0% (cost $1,551,626)		1,844,358
Other Assets and Liabilities, Net (0.0)%		(300)
Total Net Assets 100.0%		1,844,058

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 42.3%
JNL Multi-Manager Mid Cap Fund - Class I (9.2%) (a)	5,800	122,214
JNL Multi-Manager Small Cap Growth Fund - Class I (1.7%) (a)	905	40,807
JNL Multi-Manager Small Cap Value Fund - Class I (2.1%) (a)	1,831	40,575
JNL/BlackRock Large Cap Select Growth Fund - Class I (2.9%) (a)	1,647	151,075
JNL/ClearBridge Large Cap Growth Fund - Class I (14.2%) (a)	9,511	264,026
JNL/Invesco Diversified Dividend Fund - Class I (15.5%) (a)	9,604	162,687
JNL/JPMorgan MidCap Growth Fund - Class I (1.2%) (a)	572	39,841
JNL/JPMorgan U.S. Value Fund - Class I (6.9%) (a)	6,319	122,269

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares	Value ($)
JNL/Newton Equity Income Fund - Class I (1.6%) (a)	1,183	40,924
JNL/T. Rowe Price Established Growth Fund - Class I (2.6%) (a)	3,075	281,845
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.7%) (a)	475	40,651
JNL/T. Rowe Price Value Fund - Class I (5.6%) (a)	9,221	284,547
JNL/WMC Value Fund - Class I (9.4%) (a)	3,227	121,984
		1,713,445
Domestic Fixed Income 36.8%
JNL/DoubleLine Core Fixed Income Fund - Class I (6.5%) (a)	13,775	201,387
JNL/DoubleLine Total Return Fund - Class I (12.7%) (a)	23,085	261,319
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (6.2%) (a)	7,771	100,560
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (14.0%) (a)	13,821	200,824
JNL/PIMCO Income Fund - Class I (6.9%) (a)	9,131	110,852
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (13.8%) (a)	10,946	140,990
JNL/PIMCO Real Return Fund - Class I (7.6%) (a)	8,256	100,805
JNL/PPM America High Yield Bond Fund - Class I (2.5%) (a)	2,048	40,389
JNL/PPM America Investment Grade Credit Fund - Class I (25.5%) (a)	5,602	60,449
JNL/PPM America Total Return Fund - Class I (13.5%) (a)	15,689	211,326
JNL/T. Rowe Price U.S. High Yield Fund - Class I (11.6%) (a)	4,866	60,579
		1,489,480
International Equity 13.9%
JNL/Causeway International Value Select Fund - Class I (9.5%) (a)	8,615	194,018
JNL/Lazard International Strategic Equity Fund - Class I (20.2%) (a)	5,945	101,250
JNL/WCM Focused International Equity Fund - Class I (7.3%) (a)	8,070	131,060
JNL/William Blair International Leaders Fund - Class I (11.8%) (a)	10,691	138,657
		564,985
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (13.2%) (a)	6,539	80,825
Alternative 1.5%
Jackson Credit Opportunities Fund - Class I (5.7%) (a)	2,097	21,852
JNL Multi-Manager Alternative Fund - Class I (5.3%) (a)	3,148	40,452
		62,304
Global Equity 1.5%
JNL/Invesco Global Growth Fund - Class I (3.3%) (a)	1,982	60,935
Emerging Markets Equity 1.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (2.3%) (a)	2,172	20,483
JNL/GQG Emerging Markets Equity Fund - Class I (3.9%) (a)	2,379	39,054
		59,537
Short Term Investments 0.5%
JNL/WMC Government Money Market Fund - Class I (0.7%) (a)	20,031	20,031
Total Investment Companies (cost $3,181,269)		4,051,542
Total Investments 100.0% (cost $3,181,269)		4,051,542
Other Assets and Liabilities, Net (0.0)%		(572)
Total Net Assets 100.0%		4,050,970

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2024 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL iShares Tactical Growth Fund
INVESTMENT COMPANIES 99.9%
Domestic Equity 61.4%
iShares Cohen & Steers REIT ETF (a)	90	5,938
iShares Core Dividend Growth ETF (a)	425	26,631
iShares Core S&P 500 ETF	62	35,517
	Shares	Value ($)
iShares Core S&P Mid-Cap ETF	450	28,037
iShares Core S&P U.S. Growth ETF (a)	272	35,816
iShares Morningstar Value ETF (a)	320	26,328
iShares MSCI USA Quality Factor ETF	138	24,668
iShares S&P Small-Cap 600 Growth ETF (a)	40	5,568
iShares U.S. Utilities ETF (a)	19	1,941
T. Rowe Price Capital Appreciation Equity ETF (a)	430	14,290
VanEck Morningstar Wide Moat ETF	162	15,663
		220,397
Domestic Fixed Income 17.4%
iShares 0-5 Year High Yield Corporate Bond ETF	200	8,691
iShares 5-10 Year Investment Grade Corporate Bond ETF (a)	197	10,596
iShares Core U.S. Aggregate Bond ETF	253	25,637
iShares MBS ETF	183	17,573
		62,497
International Equity 15.1%
iShares Core MSCI EAFE ETF	326	25,469
iShares MSCI Intl Quality Factor ETF (a)	692	28,715
		54,184
Emerging Markets Equity 4.5%
iShares Core MSCI Emerging Markets ETF	285	16,357
Global Equity 1.5%
iShares Global Healthcare ETF (a)	54	5,342
Total Investment Companies (cost $301,335)		358,777
SHORT TERM INVESTMENTS 3.5%
Securities Lending Collateral 3.4%
JNL Government Money Market Fund - Class SL, 4.92% (b) (c)	12,249	12,249
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 4.82% (b) (c)	335	335
Total Short Term Investments (cost $12,584)		12,584
Total Investments 103.4% (cost $313,919)		371,361
Other Assets and Liabilities, Net (3.4)%		(12,160)
Total Net Assets 100.0%		359,201

(a)  All or a portion of the security was on loan as of September 30, 2024.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL iShares Tactical Moderate Fund
INVESTMENT COMPANIES 99.8%
Domestic Fixed Income 56.8%
iShares 0-5 Year High Yield Corporate Bond ETF	302	13,100
iShares 5-10 Year Investment Grade Corporate Bond ETF	534	28,695
iShares Core U.S. Aggregate Bond ETF	404	40,950
iShares MBS ETF	362	34,660
		117,405
Domestic Equity 33.1%
iShares Cohen & Steers REIT ETF	26	1,723
iShares Core Dividend Growth ETF	153	9,589
iShares Core S&P 500 ETF	25	14,113
iShares Core S&P Mid-Cap ETF	110	6,821
iShares Core S&P U.S. Growth ETF	48	6,353
iShares Morningstar Value ETF	83	6,845
iShares MSCI USA Quality Factor ETF	34	6,133
iShares S&P Small-Cap 600 Growth ETF (a)	15	2,150
iShares U.S. Utilities ETF	17	1,692
T. Rowe Price Capital Appreciation Equity ETF (a)	187	6,216
VanEck Morningstar Wide Moat ETF	71	6,899
		68,534
International Equity 7.6%
iShares Core MSCI EAFE ETF	74	5,809
iShares MSCI Intl Quality Factor ETF (a)	238	9,891
		15,700
Emerging Markets Equity 2.3%
iShares Core MSCI Emerging Markets ETF	83	4,748
Total Investment Companies (cost $195,423)		206,387

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares	Value ($)
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.5%
JNL Government Money Market Fund - Class SL, 4.92% (b) (c)	996	996
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.82% (b) (c)	366	366
Total Short Term Investments (cost $1,362)		1,362
Total Investments 100.5% (cost $196,785)		207,749
Other Assets and Liabilities, Net (0.5)%		(1,013)
Total Net Assets 100.0%		206,736

(a)  All or a portion of the security was on loan as of September 30, 2024.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL iShares Tactical Moderate Growth Fund
INVESTMENT COMPANIES 99.9%
Domestic Equity 49.1%
iShares Cohen & Steers REIT ETF (a)	57	3,727
iShares Core Dividend Growth ETF (a)	303	19,013
iShares Core S&P 500 ETF	51	29,247
iShares Core S&P Mid-Cap ETF	301	18,726
iShares Core S&P U.S. Growth ETF	230	30,271
iShares Morningstar Value ETF	218	17,942
iShares MSCI USA Quality Factor ETF	85	15,255
iShares S&P Small-Cap 600 Growth ETF (a)	25	3,491
iShares U.S. Utilities ETF	29	2,934
T. Rowe Price Capital Appreciation Equity ETF (a)	364	12,102
VanEck Morningstar Wide Moat ETF	128	12,432
		165,140
Domestic Fixed Income 36.9%
iShares 0-5 Year High Yield Corporate Bond ETF	346	15,039
iShares 5-10 Year Investment Grade Corporate Bond ETF	381	20,450
iShares Core U.S. Aggregate Bond ETF	481	48,750
iShares MBS ETF	414	39,691
		123,930
International Equity 9.6%
iShares Core MSCI EAFE ETF	197	15,407
iShares MSCI Intl Quality Factor ETF (a)	407	16,889
		32,296
Emerging Markets Equity 3.3%
iShares Core MSCI Emerging Markets ETF	194	11,124
Global Equity 1.0%
iShares Global Healthcare ETF	34	3,349
Total Investment Companies (cost $296,910)		335,839
SHORT TERM INVESTMENTS 3.8%
Securities Lending Collateral 3.7%
JNL Government Money Market Fund - Class SL, 4.92% (b) (c)	12,556	12,556
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 4.82% (b) (c)	189	189
Total Short Term Investments (cost $12,745)		12,745
Total Investments 103.7% (cost $309,655)		348,584
Other Assets and Liabilities, Net (3.7)%		(12,591)
Total Net Assets 100.0%		335,993

(a)  All or a portion of the security was on loan as of September 30, 2024.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/Vanguard Growth ETF Allocation Fund
INVESTMENT COMPANIES 99.9%
Domestic Equity 60.7%
Vanguard Dividend Appreciation ETF (a)	871	172,418
Vanguard Growth ETF	466	178,823
	Shares	Value ($)
Vanguard Mid-Cap ETF (a)	285	75,262
Vanguard Real Estate ETF	226	22,044
Vanguard S&P Small-Cap 600 Growth ETF (a)	535	64,092
Vanguard Small-Cap ETF (a)	269	63,758
Vanguard Total Stock Market ETF (a)	1,551	439,175
Vanguard Value ETF (a)	1,613	281,664
		1,297,236
International Equity 17.0%
Vanguard FTSE Developed Markets ETF	5,159	272,431
Vanguard International Dividend Appreciation ETF (a)	1,015	89,579
		362,010
Domestic Fixed Income 16.4%
Vanguard Intermediate-Term Corporate Bond ETF (a)	481	40,281
Vanguard Intermediate-Term Treasury ETF (a)	823	49,729
Vanguard Mortgage-Backed Securities ETF (a)	2,552	120,494
Vanguard Total Bond Market ETF	1,865	140,059
		350,563
Emerging Markets Equity 3.9%
Vanguard FTSE Emerging Markets ETF (a)	1,743	83,386
Emerging Markets Fixed Income 1.9%
Vanguard Emerging Markets Government Bond ETF	616	40,914
Total Investment Companies (cost $1,881,537)		2,134,109
SHORT TERM INVESTMENTS 5.8%
Securities Lending Collateral 5.8%
JNL Government Money Market Fund - Class SL, 4.92% (b) (c)	125,060	125,060
Total Short Term Investments (cost $125,060)		125,060
Total Investments 105.7% (cost $2,006,597)		2,259,169
Other Assets and Liabilities, Net (5.7)%		(122,513)
Total Net Assets 100.0%		2,136,656

(a)  All or a portion of the security was on loan as of September 30, 2024.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/Vanguard Moderate ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 51.7%
Vanguard Intermediate-Term Corporate Bond ETF (a)	268	22,417
Vanguard Intermediate-Term Treasury ETF	550	33,233
Vanguard Mortgage-Backed Securities ETF	2,014	95,065
Vanguard Short-Term Corporate Bond ETF	450	35,724
Vanguard Short-Term Inflation-Protected Securities ETF	168	8,304
Vanguard Total Bond Market ETF	1,372	103,073
		297,816
Domestic Equity 32.4%
Vanguard Dividend Appreciation ETF	121	24,005
Vanguard Growth ETF	81	31,122
Vanguard Mid-Cap ETF	45	11,978
Vanguard Real Estate ETF	31	3,069
Vanguard S&P Small-Cap 600 Growth ETF (a)	62	7,436
Vanguard Small-Cap ETF (a)	31	7,397
Vanguard Total Stock Market ETF (a)	205	58,088
Vanguard Value ETF (a)	251	43,741
		186,836
International Equity 8.9%
Vanguard FTSE Developed Markets ETF (a)	746	39,389
Vanguard International Dividend Appreciation ETF (a)	133	11,738
		51,127
Emerging Markets Fixed Income 4.9%
Vanguard Emerging Markets Government Bond ETF	428	28,410
Emerging Markets Equity 2.1%
Vanguard FTSE Emerging Markets ETF	259	12,384
Total Investment Companies (cost $545,481)		576,573

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares	Value ($)
SHORT TERM INVESTMENTS 5.4%
Securities Lending Collateral 5.4%
JNL Government Money Market Fund - Class SL, 4.92% (b) (c)	31,002	31,002
Total Short Term Investments (cost $31,002)		31,002
Total Investments 105.4% (cost $576,483)		607,575
Other Assets and Liabilities, Net (5.4)%		(31,168)
Total Net Assets 100.0%		576,407

(a)  All or a portion of the security was on loan as of September 30, 2024.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/Vanguard Moderate Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 47.2%
Vanguard Dividend Appreciation ETF (a)	264	52,353
Vanguard Growth ETF	189	72,396
Vanguard Mid-Cap ETF (a)	94	24,879
Vanguard Real Estate ETF	78	7,637
Vanguard S&P Small-Cap 600 Growth ETF (a)	165	19,770
Vanguard Small-Cap ETF (a)	83	19,667
Vanguard Total Stock Market ETF	538	152,400
Vanguard Value ETF (a)	632	110,273
		459,375
Domestic Fixed Income 33.3%
Vanguard Intermediate-Term Corporate Bond ETF (a)	334	27,937
Vanguard Intermediate-Term Treasury ETF	609	36,814
Vanguard Mortgage-Backed Securities ETF	2,165	102,210
Vanguard Short-Term Corporate Bond ETF	460	36,528
Vanguard Short-Term Inflation-Protected Securities ETF	280	13,798
Vanguard Total Bond Market ETF	1,418	106,463
		323,750
International Equity 12.7%
Vanguard FTSE Developed Markets ETF (a)	1,790	94,537
Vanguard International Dividend Appreciation ETF	332	29,257
		123,794
Emerging Markets Fixed Income 3.9%
Vanguard Emerging Markets Government Bond ETF	569	37,764
Emerging Markets Equity 2.9%
Vanguard FTSE Emerging Markets ETF	591	28,293
Total Investment Companies (cost $881,009)		972,976
SHORT TERM INVESTMENTS 3.1%
Securities Lending Collateral 3.1%
JNL Government Money Market Fund - Class SL, 4.92% (b) (c)	30,050	30,050
Total Short Term Investments (cost $30,051)		30,050
Total Investments 103.1% (cost $911,060)		1,003,026
Other Assets and Liabilities, Net (3.1)%		(29,697)
Total Net Assets 100.0%		973,329

(a)  All or a portion of the security was on loan as of September 30, 2024.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

Long Term Investments in Affiliates

The Funds of Funds, except for JNL/American Funds Funds of Funds, JNL iShares Tactical Funds and JNL/Vanguard ETF Allocation Funds, invested solely in shares of other affiliated Funds advised by Jackson National Asset Management, LLC. The JNL/American Funds Funds of Funds may invest in underlying funds that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended (“1940 Act”), an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities. Based on each Fund’s relative ownership for all or some portion of the period ended September 30, 2024, certain Funds of Funds may be deemed an affiliated person thereof under the 1940 Act. JNL/American Funds Feeder Funds and JNL Mellon Feeder Funds invest primarily all of their investable assets in the respective Master Fund. Due to their ownership of more than 5% of the shares of the Master Fund, certain Feeder Funds may be deemed an affiliated person thereof under the 1940 Act. The following table details each Fund's long term investments in affiliates held during the period ended September 30, 2024.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/American Funds Balanced Fund
American Funds Insurance Series - Asset Allocation Fund - Class 1	2,847,226	240,685	101,344	144,481	8,184	282,302	3,277,053	100.0
	2,847,226	240,685	101,344	144,481	8,184	282,302	3,277,053	100.0
JNL/American Funds Capital Income Builder Fund
American Funds Insurance Series - Capital Income Builder Fund - Class 1	390,673	30,028	17,260	7,973	2,974	43,371	449,786	100.0
	390,673	30,028	17,260	7,973	2,974	43,371	449,786	100.0
JNL/American Funds Capital World Bond Fund
American Funds Insurance Series - Capital World Bond Fund - Class 1	345,686	6,371	29,953	979	(3,377)	12,943	331,670	100.0
	345,686	6,371	29,953	979	(3,377)	12,943	331,670	100.0
JNL/American Funds Global Growth Fund
American Funds Insurance Series - Global Growth Fund - Class 1	924,031	74,734	50,632	34,801	9,093	114,522	1,071,748	100.0
	924,031	74,734	50,632	34,801	9,093	114,522	1,071,748	100.0
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	674,901	41,186	60,804	27,734	(6,286)	17,920	666,917	100.0
	674,901	41,186	60,804	27,734	(6,286)	17,920	666,917	100.0
JNL/American Funds Growth Fund
American Funds Insurance Series - Growth Fund - Class 1	5,091,753	391,314	192,043	145,509	54,268	987,603	6,332,895	100.0
	5,091,753	391,314	192,043	145,509	54,268	987,603	6,332,895	100.0
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund - Class 1	10,326,417	575,137	824,735	530,120	148,601	1,479,678	11,705,098	100.0
	10,326,417	575,137	824,735	530,120	148,601	1,479,678	11,705,098	100.0
JNL/American Funds International Fund
American Funds Insurance Series - International Fund - Class 1	1,453,334	8,277	151,595	3,641	14,337	159,375	1,483,728	100.0
	1,453,334	8,277	151,595	3,641	14,337	159,375	1,483,728	100.0
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund - Class 1	1,430,746	16,605	163,260	12,235	27,342	153,024	1,464,457	100.0
	1,430,746	16,605	163,260	12,235	27,342	153,024	1,464,457	100.0
JNL/American Funds Washington Mutual Investors Fund
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	3,761,151	69,838	363,555	47,749	62,927	583,439	4,113,800	100.0
	3,761,151	69,838	363,555	47,749	62,927	583,439	4,113,800	100.0
JNL/Mellon Bond Index Fund
JNL Bond Index Fund - Class I	1,030,828	40,286	50,401	—	(3,947)	49,509	1,066,275	100.0
	1,030,828	40,286	50,401	—	(3,947)	49,509	1,066,275	100.0
JNL/Mellon Emerging Markets Index Fund
JNL Emerging Markets Index Fund - Class I	842,605	8,536	97,939	—	(15,668)	133,965	871,499	100.0
	842,605	8,536	97,939	—	(15,668)	133,965	871,499	100.0
JNL/Mellon International Index Fund
JNL International Index Fund - Class I	2,299,247	3,905	256,816	—	8,029	269,005	2,323,370	100.0
	2,299,247	3,905	256,816	—	8,029	269,005	2,323,370	100.0
JNL/Mellon S&P 400 MidCap Index Fund
JNL Mid Cap Index Fund - Class I	3,365,172	44,566	310,983	—	32,298	399,798	3,530,851	100.0
	3,365,172	44,566	310,983	—	32,298	399,798	3,530,851	100.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Mellon Small Cap Index Fund
JNL Small Cap Index Fund - Class I	2,606,479	49,225	257,154	—	5,750	215,582	2,619,882	100.0
	2,606,479	49,225	257,154	—	5,750	215,582	2,619,882	100.0
JNL Aggressive Growth Allocation Fund
Jackson Real Assets Fund - Class I	—	14,250	—	145	—	955	15,205	1.0
JNL Multi-Manager Alternative Fund - Class I	14,398	779	4,426	—	886	80	11,717	0.8
JNL Multi-Manager Emerging Markets Equity Fund - Class I	34,015	4,230	2,341	—	341	3,701	39,946	2.6
JNL Multi-Manager International Small Cap Fund - Class I	64,709	2,137	3,849	—	469	6,311	69,777	4.6
JNL Multi-Manager Mid Cap Fund - Class I	134,881	252	59,590	—	23,080	(14,341)	84,282	5.6
JNL Multi-Manager Small Cap Growth Fund - Class I	39,980	8,641	3,071	—	760	3,257	49,567	3.3
JNL Multi-Manager Small Cap Value Fund - Class I	50,824	779	7,555	—	2,983	2,171	49,202	3.3
JNL Multi-Manager U.S. Select Equity Fund - Class I	98,801	35,193	22,759	—	6,418	20,491	138,144	9.1
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I	36,035	83	33,737	—	(16,669)	19,687	5,399	0.4
JNL/Causeway International Value Select Fund - Class I	95,339	12,486	15,208	—	2,552	10,222	105,391	7.0
JNL/DoubleLine Core Fixed Income Fund - Class I	54,012	279	15,295	—	111	1,732	40,839	2.7
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	61,844	13	28,443	—	11,848	(6,259)	39,003	2.6
JNL/GQG Emerging Markets Equity Fund - Class I	74,911	1,335	12,230	—	3,773	6,176	73,965	4.9
JNL/Harris Oakmark Global Equity Fund - Class I	88,926	305	33,923	—	4,122	1,145	60,575	4.0
JNL/Heitman U.S. Focused Real Estate Fund - Class I	21,575	1,841	21,508	—	(926)	(982)	—	—
JNL/JPMorgan U.S. Value Fund - Class I	87,509	7	37,023	—	14,568	(3,329)	61,732	4.1
JNL/Loomis Sayles Global Growth Fund - Class I	73,102	4,930	11,119	—	4,650	9,128	80,691	5.3
JNL/Lord Abbett Short Duration Income Fund - Class I	7,187	14	7,244	—	225	(182)	—	—
JNL/Morningstar SMID Moat Focus Index Fund - Class I	—	39,346	1,745	—	65	3,052	40,718	2.7
JNL/Morningstar Wide Moat Index Fund - Class I	101,848	15,686	7,298	—	1,838	14,080	126,154	8.3
JNL/Newton Equity Income Fund - Class I	—	60,209	4,177	—	213	7,256	63,501	4.2
JNL/T. Rowe Price Established Growth Fund - Class I	52,474	32,121	10,964	—	5,658	8,028	87,317	5.8
JNL/T. Rowe Price Value Fund - Class I	84,078	9,997	9,561	—	3,776	11,441	99,731	6.6
JNL/WCM Focused International Equity Fund - Class I	94,786	5,696	8,815	—	771	13,946	106,384	7.0
JNL/WMC Equity Income Fund - Class I	87,808	130	35,100	—	3,692	5,191	61,721	4.1
	1,459,042	250,739	396,981	145	75,204	122,957	1,510,961	100.0
JNL Conservative Allocation Fund
Jackson Credit Opportunities Fund - Class I	24,723	—	—	1,495	—	608	25,331	4.4
Jackson Real Assets Fund - Class I	—	8,475	—	86	—	568	9,043	1.6
JNL Multi-Manager Alternative Fund - Class I	29,222	1,258	3,099	—	63	1,988	29,432	5.1
JNL Multi-Manager Mid Cap Fund - Class I	7,446	1,836	3,997	—	572	(71)	5,786	1.0
JNL Multi-Manager Small Cap Growth Fund - Class I	2,948	282	3,220	—	(109)	99	—	—
JNL Multi-Manager Small Cap Value Fund - Class I	4,433	1,850	1,129	—	238	379	5,771	1.0
JNL Multi-Manager U.S. Select Equity Fund - Class I	7,395	13,388	4,665	—	896	1,744	18,758	3.2
JNL/Causeway International Value Select Fund - Class I	5,902	2,126	1,644	—	337	517	7,238	1.2
JNL/DoubleLine Core Fixed Income Fund - Class I	65,128	1,070	8,266	—	(18)	3,252	61,166	10.6
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	14,850	5,706	1,838	—	155	1,220	20,093	3.5
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	5,903	113	6,038	—	528	(506)	—	—
JNL/DoubleLine Total Return Fund - Class I	71,015	1,348	10,109	—	(463)	4,260	66,051	11.4
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	65,185	3,953	8,834	—	230	2,917	63,451	11.0
JNL/First Sentier Global Infrastructure Fund - Class I	8,856	281	9,046	—	92	(183)	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	8,954	1,104	2,617	—	205	981	8,627	1.5
JNL/JPMorgan Hedged Equity Fund - Class I	7,281	230	2,679	—	634	327	5,793	1.0
JNL/JPMorgan U.S. Value Fund - Class I	11,863	239	6,335	—	1,074	425	7,266	1.2
JNL/Lord Abbett Short Duration Income Fund - Class I	23,538	493	4,833	—	(133)	1,128	20,193	3.5
JNL/Morningstar Wide Moat Index Fund - Class I	13,356	2,469	3,274	—	(301)	2,236	14,486	2.5
JNL/PIMCO Income Fund - Class I	47,385	602	4,891	—	459	2,325	45,880	7.9
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	23,679	264	12,793	—	(1,455)	1,841	11,536	2.0
JNL/PIMCO Real Return Fund - Class I	11,802	207	3,824	—	297	172	8,654	1.5
JNL/PPM America Investment Grade Credit Fund - Class I	—	11,303	635	—	27	842	11,537	2.0
JNL/PPM America Total Return Fund - Class I	59,190	921	8,083	—	(50)	2,821	54,799	9.5
JNL/T. Rowe Price Capital Appreciation Fund - Class I	35,585	3,480	5,893	—	1,844	2,631	37,647	6.5
JNL/T. Rowe Price U.S. High Yield Fund - Class I	17,742	349	2,083	—	101	1,049	17,158	3.0
JNL/T. Rowe Price Value Fund - Class I	—	8,682	595	—	28	571	8,686	1.5
JNL/WCM Focused International Equity Fund - Class I	5,829	2,108	1,654	—	(718)	1,659	7,224	1.2
JNL/WMC Equity Income Fund - Class I	11,886	340	6,212	—	940	304	7,258	1.2
JNL/WMC Government Money Market Fund - Class I	—	—	—	—	—	—	—	—
	591,096	74,477	128,286	1,581	5,473	36,104	578,864	100.0
JNL Growth Allocation Fund
Jackson Credit Opportunities Fund - Class I	65,749	—	—	3,976	—	1,616	67,365	2.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Real Assets Fund - Class I	—	44,000	—	447	—	2,948	46,948	1.5
JNL Multi-Manager Alternative Fund - Class I	90,189	1,630	4,575	—	810	5,577	93,631	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	53,781	970	4,573	—	688	5,126	55,992	1.8
JNL Multi-Manager International Small Cap Fund - Class I	106,904	1,057	10,222	—	1,112	9,701	108,552	3.5
JNL Multi-Manager Mid Cap Fund - Class I	239,038	297	100,187	—	38,085	(22,542)	154,691	5.0
JNL Multi-Manager Small Cap Growth Fund - Class I	63,202	6,262	5,509	—	1,359	4,577	69,891	2.3
JNL Multi-Manager Small Cap Value Fund - Class I	87,294	92	20,084	—	5,956	2,148	75,406	2.5
JNL Multi-Manager U.S. Select Equity Fund - Class I	136,694	124,260	41,261	—	12,030	30,425	262,148	8.5
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I	50,696	—	47,928	—	(17,973)	22,789	7,584	0.3
JNL/Blackrock Global Natural Resources Fund - Class I	15,171	15	14,313	—	(814)	(59)	—	—
JNL/Causeway International Value Select Fund - Class I	191,829	10,652	24,245	—	4,924	20,329	203,489	6.6
JNL/DoubleLine Core Fixed Income Fund - Class I	136,183	187	30,155	—	(468)	6,378	112,125	3.7
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	30,208	8,135	2,969	—	237	2,475	38,086	1.2
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	90,698	346	38,826	—	17,035	(8,384)	60,869	2.0
JNL/DoubleLine Total Return Fund - Class I	135,729	137	37,556	—	(1,781)	7,726	104,255	3.4
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	67,923	17,757	8,199	—	303	3,807	81,591	2.7
JNL/First Sentier Global Infrastructure Fund - Class I	53,128	36	52,616	—	1,157	(1,705)	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	106,703	2,572	17,568	—	5,764	8,394	105,865	3.4
JNL/Harris Oakmark Global Equity Fund - Class I	128,635	147	57,421	—	10,307	(3,717)	77,951	2.5
JNL/Heitman U.S. Focused Real Estate Fund - Class I	29,911	2,250	29,541	—	(5,080)	2,460	—	—
JNL/JPMorgan U.S. Value Fund - Class I	153,589	30	55,011	—	22,880	(2,262)	119,226	3.9
JNL/Loomis Sayles Global Growth Fund - Class I	115,509	4,211	21,721	—	6,261	14,413	118,673	3.9
JNL/Lord Abbett Short Duration Income Fund - Class I	72,515	673	44,736	—	410	1,295	30,157	1.0
JNL/Morningstar SMID Moat Focus Index Fund - Class I	—	51,638	2,625	—	111	4,000	53,124	1.7
JNL/Morningstar Wide Moat Index Fund - Class I	165,270	17,459	16,284	—	1,480	23,045	190,970	6.2
JNL/Newton Equity Income Fund - Class I	—	117,792	10,330	—	569	13,782	121,813	4.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	15,093	8,354	2,025	—	(160)	1,485	22,747	0.7
JNL/T. Rowe Price Established Growth Fund - Class I	98,599	53,628	24,240	—	11,171	14,290	153,448	5.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	30,191	762	2,605	—	21	1,989	30,358	1.0
JNL/T. Rowe Price Value Fund - Class I	154,567	22,851	27,002	—	10,767	16,788	177,971	5.8
JNL/WCM Focused International Equity Fund - Class I	189,132	12,351	20,663	—	1,861	27,418	210,099	6.8
JNL/WMC Equity Income Fund - Class I	151,643	74	49,243	—	5,296	11,428	119,198	3.9
	3,025,773	510,625	824,233	4,423	134,318	227,740	3,074,223	100.0
JNL Moderate Allocation Fund
Jackson Credit Opportunities Fund - Class I	83,089	—	—	5,025	—	2,042	85,131	4.1
Jackson Real Assets Fund - Class I	—	35,100	—	354	—	2,101	37,201	1.8
JNL Multi-Manager Alternative Fund - Class I	93,708	10,545	7,260	—	1,078	5,995	104,066	5.1
JNL Multi-Manager Emerging Markets Equity Fund - Class I	15,872	5,172	2,521	—	403	1,795	20,721	1.0
JNL Multi-Manager International Small Cap Fund - Class I	16,140	442	2,579	—	613	972	15,588	0.8
JNL Multi-Manager Mid Cap Fund - Class I	64,320	1,370	18,815	—	6,837	(1,951)	51,761	2.5
JNL Multi-Manager Small Cap Growth Fund - Class I	21,419	1,156	3,740	—	1,178	692	20,705	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	42,881	759	6,770	—	3,671	724	41,265	2.0
JNL Multi-Manager U.S. Select Equity Fund - Class I	58,314	67,369	20,548	—	5,799	12,371	123,305	6.0
JNL/Causeway International Value Select Fund - Class I	47,363	4,501	8,437	—	2,573	3,750	49,750	2.4
JNL/DoubleLine Core Fixed Income Fund - Class I	148,640	6,011	18,683	—	(349)	7,997	143,616	7.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	47,856	14,938	5,726	—	413	3,904	61,385	3.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	26,614	471	28,525	—	11,900	(10,460)	—	—
JNL/DoubleLine Total Return Fund - Class I	159,222	99	25,474	—	(1,070)	9,293	142,070	6.9
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	175,485	1,312	21,090	—	584	7,540	163,831	8.0
JNL/First Sentier Global Infrastructure Fund - Class I	47,848	46	47,623	—	9,158	(9,429)	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	48,117	1,733	10,243	—	3,605	2,744	45,956	2.2
JNL/Harris Oakmark Global Equity Fund - Class I	37,441	145	38,068	—	9,000	(8,518)	—	—
JNL/Heitman U.S. Focused Real Estate Fund - Class I	10,687	404	10,474	—	(460)	(157)	—	—
JNL/JPMorgan Hedged Equity Fund - Class I	25,796	51	8,579	—	2,643	792	20,703	1.0
JNL/JPMorgan U.S. Value Fund - Class I	64,033	20	21,331	—	3,434	5,641	51,797	2.5
JNL/Loomis Sayles Global Growth Fund - Class I	26,496	6,210	6,929	—	2,397	2,930	31,104	1.5
JNL/Lord Abbett Short Duration Income Fund - Class I	78,445	348	15,326	—	(396)	3,707	66,778	3.3
JNL/Morningstar Wide Moat Index Fund - Class I	75,039	10,897	13,867	—	2,680	8,346	83,095	4.0
JNL/Neuberger Berman Commodity Strategy Fund - Class I	9,930	51	10,169	—	(1,160)	1,348	—	—
JNL/PIMCO Income Fund - Class I	105,668	216	10,372	—	1,158	5,054	101,724	4.9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	63,757	372	34,415	—	(1,730)	2,755	30,739	1.5
JNL/PIMCO Real Return Fund - Class I	42,043	15	12,926	—	1,646	33	30,811	1.5
JNL/PPM America Investment Grade Credit Fund - Class I	—	30,000	1,590	—	84	2,251	30,745	1.5
JNL/PPM America Total Return Fund - Class I	137,977	1,228	21,618	—	1,761	4,623	123,971	6.0
JNL/T. Rowe Price Capital Appreciation Fund - Class I	143,591	3,246	19,366	—	7,491	9,809	144,771	7.0
JNL/T. Rowe Price Established Growth Fund - Class I	31,461	5,790	7,877	—	3,997	2,496	35,867	1.7
JNL/T. Rowe Price U.S. High Yield Fund - Class I	58,342	40	5,832	—	1,021	2,754	56,325	2.7
JNL/T. Rowe Price Value Fund - Class I	—	40,595	2,009	—	86	2,751	41,423	2.0
JNL/WCM Focused International Equity Fund - Class I	47,451	8,610	10,414	—	368	7,043	53,058	2.6
JNL/WMC Equity Income Fund - Class I	64,212	36	20,122	—	2,555	5,091	51,772	2.5
	2,119,257	259,298	499,318	5,379	82,968	98,829	2,061,034	100.0
JNL Moderate Growth Allocation Fund
Jackson Credit Opportunities Fund - Class I	129,718	—	—	7,845	—	3,189	132,907	3.5
Jackson Real Assets Fund - Class I	—	71,100	—	591	—	4,146	75,246	2.0
JNL Multi-Manager Alternative Fund - Class I	167,756	20,050	10,206	—	1,602	11,215	190,417	5.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	47,477	11,132	5,297	—	817	5,280	59,409	1.6
JNL Multi-Manager International Small Cap Fund - Class I	59,792	4,418	7,314	—	1,434	4,671	63,001	1.7
JNL Multi-Manager Mid Cap Fund - Class I	192,512	563	73,273	—	25,299	(11,899)	133,202	3.5
JNL Multi-Manager Small Cap Growth Fund - Class I	57,826	11,238	7,765	—	2,825	2,739	66,863	1.8
JNL Multi-Manager Small Cap Value Fund - Class I	77,284	822	10,278	—	4,161	3,806	75,795	2.0
JNL Multi-Manager U.S. Select Equity Fund - Class I	133,422	133,079	45,068	—	12,976	27,982	262,391	6.9
JNL/Blackrock Global Natural Resources Fund - Class I	28,224	—	26,593	—	(1,515)	(116)	—	—
JNL/Causeway International Value Select Fund - Class I	175,943	7,670	29,830	—	5,908	16,440	176,131	4.7
JNL/DoubleLine Core Fixed Income Fund - Class I	209,441	4,461	26,091	—	289	10,243	198,343	5.3
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	66,860	27,640	6,925	—	342	6,001	93,918	2.5
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	67,009	857	35,689	—	16,342	(10,417)	38,102	1.0
JNL/DoubleLine Total Return Fund - Class I	209,454	4,316	21,989	—	556	11,251	203,588	5.4
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	219,479	4,635	32,234	—	864	9,167	201,911	5.3
JNL/First Sentier Global Infrastructure Fund - Class I	76,267	93	76,047	—	18,897	(19,210)	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	96,191	2,184	18,919	—	5,449	7,225	92,130	2.4
JNL/Harris Oakmark Global Equity Fund - Class I	82,728	252	47,940	—	12,532	(9,087)	38,485	1.0
JNL/Heitman U.S. Focused Real Estate Fund - Class I	38,690	1,617	40,938	—	(1,170)	1,801	—	—
JNL/JPMorgan Hedged Equity Fund - Class I	55,480	—	58,244	—	17,116	(14,352)	—	—
JNL/JPMorgan U.S. Value Fund - Class I	143,601	—	57,821	—	8,914	10,011	104,705	2.8
JNL/Loomis Sayles Global Growth Fund - Class I	57,216	20,586	13,525	—	4,964	7,535	76,776	2.0
JNL/Lord Abbett Short Duration Income Fund - Class I	130,690	393	27,944	—	(679)	6,139	108,599	2.9
JNL/Morningstar SMID Moat Focus Index Fund - Class I	—	37,655	2,128	—	89	2,911	38,527	1.0
JNL/Morningstar Wide Moat Index Fund - Class I	135,002	28,890	21,909	—	3,835	17,238	163,056	4.3
JNL/Neuberger Berman Commodity Strategy Fund - Class I	17,738	—	18,071	—	(2,244)	2,577	—	—
JNL/Newton Equity Income Fund - Class I	—	103,912	10,692	—	601	11,401	105,222	2.8
JNL/PIMCO Income Fund - Class I	75,884	10,603	7,183	—	805	4,242	84,351	2.2
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	38,266	644	20,687	—	(1,055)	1,678	18,846	0.5
JNL/PIMCO Real Return Fund - Class I	37,672	89	19,952	—	3,066	(2,013)	18,862	0.5
JNL/PPM America Investment Grade Credit Fund - Class I	—	18,159	729	—	41	1,378	18,849	0.5
JNL/PPM America Total Return Fund - Class I	133,471	2,858	26,602	—	2,091	3,952	115,770	3.1
JNL/T. Rowe Price Capital Appreciation Fund - Class I	233,030	—	32,868	—	13,907	13,614	227,683	6.0
JNL/T. Rowe Price Established Growth Fund - Class I	94,205	31,378	23,157	—	11,927	9,025	123,378	3.3
JNL/T. Rowe Price U.S. High Yield Fund - Class I	57,116	408	5,235	—	911	2,824	56,024	1.5
JNL/T. Rowe Price Value Fund - Class I	134,254	3,751	34,294	—	13,037	8,570	125,318	3.3
JNL/WCM Focused International Equity Fund - Class I	175,757	9,329	27,539	—	2,594	24,129	184,270	4.9
JNL/Westchester Capital Event Driven Fund - Class I	18,539	—	18,929	—	4,510	(4,120)	—	—
JNL/WMC Equity Income Fund - Class I	134,417	—	44,749	—	5,064	9,946	104,678	2.8
	3,808,411	574,782	994,654	8,436	197,102	191,112	3,776,753	100.0
JNL/American Funds Growth Allocation Fund
American Funds Insurance Series - American Funds Mortgage Fund - Class 1	15,673	128	—	127	—	572	16,373	0.4
American Funds Insurance Series - American High-Income Trust - Class 1	72,868	3,503	3,719	863	(439)	6,493	78,706	2.0
	88,541	3,631	3,719	990	(439)	7,065	95,079	2.4
JNL/American Funds Moderate Growth Allocation Fund

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
American Funds Insurance Series - American High-Income Trust - Class 1	74,758	964	5,407	845	(655)	6,624	76,284	3.0
	74,758	964	5,407	845	(655)	6,624	76,284	3.0
JNL/Goldman Sachs Managed Aggressive Growth Fund
Jackson Credit Opportunities Fund - Class I	—	11,657	—	394	—	309	11,966	0.5
JNL Multi-Manager Alternative Fund - Class I	63,383	431	43,961	—	7,449	(5,099)	22,203	1.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	32,801	298	12,972	—	1,638	843	22,608	1.0
JNL Multi-Manager Mid Cap Fund - Class I	77,222	152	6,277	—	2,676	4,421	78,194	3.5
JNL Multi-Manager Small Cap Growth Fund - Class I	22,032	124	1,748	—	742	1,219	22,369	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	44,544	143	4,958	—	2,056	2,642	44,427	2.0
JNL/Blackrock Global Natural Resources Fund - Class I	10,469	216	10,080	—	(824)	219	—	—
JNL/BlackRock Large Cap Select Growth Fund - Class I	198,060	373	46,902	—	27,462	16,440	195,433	8.7
JNL/Causeway International Value Select Fund - Class I	132,573	28,398	24,021	—	5,363	14,908	157,221	7.0
JNL/ClearBridge Large Cap Growth Fund - Class I	208,918	126	42,961	—	26,117	19,977	212,177	9.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	43,390	55	2,733	—	205	3,380	44,297	2.0
JNL/DoubleLine Total Return Fund - Class I	53,826	311	12,678	—	(277)	2,647	43,829	1.9
JNL/GQG Emerging Markets Equity Fund - Class I	22,143	6	3,191	—	176	2,818	21,952	1.0
JNL/Invesco Diversified Dividend Fund - Class I	132,275	80	15,441	—	5,599	11,651	134,164	6.0
JNL/Invesco Global Growth Fund - Class I	88,694	9,567	12,746	—	4,645	10,880	101,040	4.5
JNL/JPMorgan MidCap Growth Fund - Class I	55,336	86	15,486	—	6,176	(1,378)	44,734	2.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	20,928	194	21,015	—	1,186	(1,293)	—	—
JNL/JPMorgan U.S. Value Fund - Class I	43,918	34,013	10,436	—	4,929	5,909	78,333	3.5
JNL/Lazard International Strategic Equity Fund - Class I	77,459	14	6,967	—	1,027	6,465	77,998	3.5
JNL/Neuberger Berman Commodity Strategy Fund - Class I	9,030	353	9,932	—	(741)	1,290	—	—
JNL/Newton Equity Income Fund - Class I	32,281	71	4,406	—	881	4,881	33,708	1.5
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	—	19,250	8,916	—	—	648	10,982	0.5
JNL/PPM America High Yield Bond Fund - Class I	21,571	65	11,508	—	1,840	(903)	11,065	0.5
JNL/PPM America Investment Grade Credit Fund - Class I	—	22,006	1,737	—	91	1,608	21,968	1.0
JNL/PPM America Total Return Fund - Class I	54,190	220	12,602	—	(685)	2,781	43,904	2.0
JNL/T. Rowe Price Established Growth Fund - Class I	186,413	261	36,870	—	18,396	22,106	190,306	8.5
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	22,164	9	1,947	—	839	1,245	22,310	1.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	—	23,017	2,151	—	43	1,246	22,155	1.0
JNL/T. Rowe Price Value Fund - Class I	253,415	1	40,133	—	16,388	27,190	256,861	11.5
JNL/WCM Focused International Equity Fund - Class I	87,906	8,055	10,086	—	676	13,218	99,769	4.4
JNL/William Blair International Leaders Fund - Class I	43,781	52,194	794	—	(109)	6,246	101,318	4.5
JNL/WMC Government Money Market Fund - Class I	20,426	792	10,184	513	—	(1)	11,033	0.5
JNL/WMC Value Fund - Class I	132,150	386	45,798	—	16,969	(3,263)	100,444	4.5
	2,191,298	212,924	491,637	907	150,933	175,250	2,238,768	100.0
JNL/Goldman Sachs Managed Conservative Fund
Jackson Credit Opportunities Fund - Class I	—	3,801	—	128	—	101	3,902	0.5
JNL Multi-Manager Alternative Fund - Class I	23,627	207	17,187	—	2,981	(2,159)	7,469	1.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	7,902	130	1,357	—	(495)	1,304	7,484	1.0
JNL Multi-Manager Mid Cap Fund - Class I	7,874	237	1,327	—	469	227	7,480	1.0
JNL Multi-Manager Small Cap Growth Fund - Class I	7,813	407	4,975	—	17	476	3,738	0.5
JNL Multi-Manager Small Cap Value Fund - Class I	—	4,131	722	—	24	298	3,731	0.5
JNL/Blackrock Global Natural Resources Fund - Class I	7,769	214	7,535	—	(500)	52	—	—
JNL/BlackRock Large Cap Select Growth Fund - Class I	11,815	479	5,399	—	1,629	678	9,202	1.2
JNL/Causeway International Value Select Fund - Class I	11,833	7,628	3,135	—	639	1,736	18,701	2.5
JNL/ClearBridge Large Cap Growth Fund - Class I	7,879	336	2,400	—	1,107	541	7,463	1.0
JNL/DFA U.S. Core Equity Fund - Class I	19,685	6,084	5,413	—	2,555	1,402	24,313	3.2
JNL/DoubleLine Core Fixed Income Fund - Class I	86,705	689	9,721	—	65	4,287	82,025	10.9
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	15,786	88	2,151	—	260	950	14,933	2.0
JNL/DoubleLine Total Return Fund - Class I	106,406	973	12,648	—	(39)	5,878	100,570	13.4
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	55,217	428	6,030	—	232	2,352	52,199	7.0
JNL/Invesco Diversified Dividend Fund - Class I	15,771	206	2,962	—	845	1,103	14,963	2.0
JNL/JPMorgan MidCap Growth Fund - Class I	7,868	291	5,062	—	1,126	(488)	3,735	0.5
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	86,711	643	23,090	—	(1,019)	3,841	67,086	8.9
JNL/Lazard International Strategic Equity Fund - Class I	3,944	121	699	—	85	279	3,730	0.5
JNL/Neuberger Berman Strategic Income Fund - Class I	31,559	241	3,987	—	343	1,681	29,837	4.0
JNL/PIMCO Income Fund - Class I	67,013	638	18,568	—	2,286	844	52,213	7.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	39,406	7,808	5,100	—	(42)	2,662	44,734	6.0
JNL/PIMCO Real Return Fund - Class I	31,477	192	3,432	—	518	1,080	29,835	4.0
JNL/PPM America High Yield Bond Fund - Class I	3,944	1	3,985	—	639	(599)	—	—
JNL/PPM America Investment Grade Credit Fund - Class I	—	22,433	1,763	—	64	1,638	22,372	3.0
JNL/PPM America Total Return Fund - Class I	94,593	910	20,935	—	1,280	2,453	78,301	10.4
JNL/T. Rowe Price Established Growth Fund - Class I	7,878	394	2,544	—	209	1,409	7,346	1.0
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	—	4,124	494	—	2	104	3,736	0.5
JNL/T. Rowe Price U.S. High Yield Fund - Class I	3,943	4,001	944	—	71	395	7,466	1.0
JNL/T. Rowe Price Value Fund - Class I	15,766	183	3,551	—	1,892	670	14,960	2.0
JNL/William Blair International Leaders Fund - Class I	—	23,435	2,183	—	5	944	22,201	3.0
JNL/WMC Government Money Market Fund - Class I	7,617	282	4,169	177	—	—	3,730	0.5
	787,801	91,735	183,468	305	17,248	36,139	749,455	100.0
JNL/Goldman Sachs Managed Growth Fund
Jackson Credit Opportunities Fund - Class I	—	21,794	—	736	—	578	22,372	0.5
JNL Multi-Manager Alternative Fund - Class I	126,702	—	87,875	—	15,277	(10,657)	43,447	1.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	43,944	—	24,342	—	(1,000)	3,511	22,113	0.5
JNL Multi-Manager Mid Cap Fund - Class I	154,038	—	14,689	—	5,477	8,474	153,300	3.5
JNL Multi-Manager Small Cap Growth Fund - Class I	44,044	—	4,049	—	1,704	2,147	43,846	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	88,448	—	10,487	—	4,375	4,836	87,172	2.0
JNL/Blackrock Global Natural Resources Fund - Class I	20,243	—	19,073	—	(1,821)	651	—	—
JNL/BlackRock Large Cap Select Growth Fund - Class I	328,361	—	84,172	—	49,099	22,602	315,890	7.2
JNL/Causeway International Value Select Fund - Class I	219,835	61,909	42,019	—	8,089	27,033	274,847	6.3
JNL/ClearBridge Large Cap Growth Fund - Class I	372,053	—	82,041	—	40,555	40,523	371,090	8.5
JNL/DoubleLine Core Fixed Income Fund - Class I	108,095	9,774	15,859	—	(423)	6,170	107,757	2.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	87,028	—	7,293	—	573	6,436	86,744	2.0
JNL/DoubleLine Total Return Fund - Class I	194,109	—	31,826	—	(1,774)	11,453	171,962	3.9
JNL/GQG Emerging Markets Equity Fund - Class I	44,077	—	7,502	—	2,376	3,537	42,488	1.0
JNL/Invesco Diversified Dividend Fund - Class I	263,493	—	34,727	—	9,998	23,863	262,627	6.0
JNL/Invesco Global Growth Fund - Class I	110,120	19,000	17,180	—	5,852	13,797	131,589	3.0
JNL/JPMorgan MidCap Growth Fund - Class I	110,065	—	53,740	—	25,516	(16,257)	65,584	1.5
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	84,962	—	84,535	—	4,835	(5,262)	—	—
JNL/JPMorgan U.S. Value Fund - Class I	87,592	65,500	20,922	—	9,573	11,619	153,362	3.5
JNL/Lazard International Strategic Equity Fund - Class I	132,102	—	14,058	—	2,580	10,062	130,686	3.0
JNL/Neuberger Berman Commodity Strategy Fund - Class I	16,992	—	18,063	—	(1,206)	2,277	—	—
JNL/Newton Equity Income Fund - Class I	43,021	—	6,587	—	1,270	6,280	43,984	1.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	43,510	75,711	17,834	—	(249)	6,692	107,830	2.5
JNL/PIMCO Real Return Fund - Class I	62,771	4,000	5,426	—	4	3,468	64,817	1.5
JNL/PPM America High Yield Bond Fund - Class I	64,686	—	24,763	—	3,975	(543)	43,355	1.0
JNL/PPM America Investment Grade Credit Fund - Class I	—	43,450	3,612	—	148	3,159	43,145	1.0
JNL/PPM America Total Return Fund - Class I	173,599	—	30,300	—	165	7,249	150,713	3.4
JNL/T. Rowe Price Established Growth Fund - Class I	371,138	—	79,413	—	39,293	40,122	371,140	8.5
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	44,093	—	4,498	—	1,933	2,174	43,702	1.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	—	45,035	4,245	—	71	2,435	43,296	1.0
JNL/T. Rowe Price Value Fund - Class I	438,861	—	75,942	—	30,694	43,738	437,351	10.0
JNL/WCM Focused International Equity Fund - Class I	109,537	16,500	13,600	—	1,329	16,147	129,913	3.0
JNL/William Blair International Leaders Fund - Class I	88,131	109,459	2,681	—	(430)	12,663	207,142	4.7
JNL/WMC Government Money Market Fund - Class I	40,503	1,004	20,071	1,004	—	1	21,437	0.5
JNL/WMC Value Fund - Class I	241,286	—	90,402	—	32,054	(8,072)	174,866	4.0
	4,357,439	473,136	1,053,826	1,740	289,912	302,906	4,369,567	100.0
JNL/Goldman Sachs Managed Moderate Fund
Jackson Credit Opportunities Fund - Class I	—	9,630	—	325	—	255	9,885	0.5
JNL Multi-Manager Alternative Fund - Class I	56,701	—	40,286	—	7,005	(4,985)	18,435	1.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	19,296	5	11,113	—	1,399	(312)	9,275	0.5
JNL Multi-Manager Mid Cap Fund - Class I	38,243	6	4,651	—	1,974	1,446	37,018	2.0
JNL Multi-Manager Small Cap Growth Fund - Class I	19,049	39	2,218	—	932	716	18,518	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	19,103	6	2,618	—	407	1,556	18,454	1.0
JNL/Blackrock Global Natural Resources Fund - Class I	9,185	43	8,698	—	(913)	383	—	—
JNL/BlackRock Large Cap Select Growth Fund - Class I	47,738	548	16,813	—	6,165	3,609	41,247	2.2
JNL/Causeway International Value Select Fund - Class I	48,004	18,991	10,577	—	2,009	6,344	64,771	3.5
JNL/ClearBridge Large Cap Growth Fund - Class I	66,858	26	16,589	—	7,092	7,145	64,532	3.5
JNL/DFA U.S. Core Equity Fund - Class I	47,759	12	9,719	—	3,094	5,142	46,288	2.5
JNL/DoubleLine Core Fixed Income Fund - Class I	143,372	328	13,266	—	(477)	7,838	137,795	7.5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	38,317	—	4,485	—	568	2,430	36,830	2.0
JNL/DoubleLine Total Return Fund - Class I	191,122	461	18,787	—	102	10,625	183,523	9.9
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	76,534	169	6,911	—	6	3,658	73,456	4.0
JNL/GQG Emerging Markets Equity Fund - Class I	9,598	5	1,965	—	103	1,165	8,906	0.5
JNL/Invesco Diversified Dividend Fund - Class I	67,076	4	10,789	—	3,841	4,616	64,748	3.5
JNL/JPMorgan MidCap Growth Fund - Class I	19,106	65	11,520	—	472	1,091	9,214	0.5
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	162,451	98	48,244	—	(1,809)	6,791	119,287	6.5
JNL/Lazard International Strategic Equity Fund - Class I	48,009	16	6,586	—	878	3,626	45,943	2.5
JNL/Neuberger Berman Commodity Strategy Fund - Class I	8,620	37	9,137	—	(924)	1,404	—	—
JNL/Neuberger Berman Strategic Income Fund - Class I	38,263	33	4,039	—	484	2,024	36,765	2.0
JNL/PIMCO Income Fund - Class I	124,236	19	24,961	—	3,074	3,334	105,702	5.7
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	76,471	38,573	11,348	—	(59)	6,593	110,230	6.0
JNL/PIMCO Real Return Fund - Class I	56,609	147	4,561	—	690	2,282	55,167	3.0
JNL/PPM America High Yield Bond Fund - Class I	28,701	—	11,763	—	1,882	(416)	18,404	1.0
JNL/PPM America Investment Grade Credit Fund - Class I	—	28,172	2,718	—	95	2,018	27,567	1.5
JNL/PPM America Total Return Fund - Class I	172,101	383	28,421	—	1,880	5,597	151,540	8.2
JNL/T. Rowe Price Established Growth Fund - Class I	76,375	67	19,050	—	9,772	6,228	73,392	4.0
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	—	9,116	137	—	3	246	9,228	0.5
JNL/T. Rowe Price U.S. High Yield Fund - Class I	19,108	9,500	2,769	—	275	1,503	27,617	1.5
JNL/T. Rowe Price Value Fund - Class I	105,317	168	21,220	—	9,858	7,611	101,734	5.5
JNL/WCM Focused International Equity Fund - Class I	9,558	8,389	1,464	—	(315)	2,112	18,280	1.0
JNL/William Blair International Leaders Fund - Class I	19,195	42,666	1,626	—	(259)	3,713	63,689	3.5
JNL/WMC Government Money Market Fund - Class I	18,182	480	9,475	436	—	—	9,187	0.5
JNL/WMC Value Fund - Class I	28,725	—	4,618	—	2,022	1,602	27,731	1.5
	1,908,982	168,202	403,142	761	61,326	108,990	1,844,358	100.0
JNL/Goldman Sachs Managed Moderate Growth Fund
Jackson Credit Opportunities Fund - Class I	—	21,287	—	719	—	565	21,852	0.5
JNL Multi-Manager Alternative Fund - Class I	120,299	—	84,219	—	14,663	(10,291)	40,452	1.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	41,439	—	23,302	—	(1,805)	4,151	20,483	0.5
JNL Multi-Manager Mid Cap Fund - Class I	123,758	—	12,726	—	3,218	7,964	122,214	3.0
JNL Multi-Manager Small Cap Growth Fund - Class I	41,208	—	3,992	—	1,677	1,914	40,807	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	41,381	—	5,084	—	2,079	2,199	40,575	1.0
JNL/Blackrock Global Natural Resources Fund - Class I	19,654	—	18,518	—	(1,982)	846	—	—
JNL/BlackRock Large Cap Select Growth Fund - Class I	164,286	—	48,128	—	27,920	6,997	151,075	3.7
JNL/Causeway International Value Select Fund - Class I	144,557	53,877	29,160	—	5,795	18,949	194,018	4.8
JNL/ClearBridge Large Cap Growth Fund - Class I	266,933	—	60,438	—	28,820	28,711	264,026	6.5
JNL/DoubleLine Core Fixed Income Fund - Class I	204,694	3,977	18,001	—	(189)	10,906	201,387	5.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	82,211	—	7,914	—	270	6,258	80,825	2.0
JNL/DoubleLine Total Return Fund - Class I	265,687	5,909	25,492	—	(280)	15,495	261,319	6.5
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	102,565	—	7,041	—	370	4,666	100,560	2.5
JNL/GQG Emerging Markets Equity Fund - Class I	41,331	—	7,788	—	3,011	2,500	39,054	1.0
JNL/Invesco Diversified Dividend Fund - Class I	164,915	—	23,291	—	6,723	14,340	162,687	4.0
JNL/Invesco Global Growth Fund - Class I	41,309	19,000	7,514	—	2,850	5,290	60,935	1.5
JNL/JPMorgan MidCap Growth Fund - Class I	82,458	—	49,407	—	25,743	(18,953)	39,841	1.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	284,895	—	92,373	—	(7,426)	15,728	200,824	5.0
JNL/JPMorgan U.S. Value Fund - Class I	61,698	60,000	15,916	—	7,693	8,794	122,269	3.0
JNL/Lazard International Strategic Equity Fund - Class I	103,385	—	11,958	—	1,658	8,165	101,250	2.5
JNL/Neuberger Berman Commodity Strategy Fund - Class I	17,106	—	18,119	—	(1,700)	2,713	—	—
JNL/Newton Equity Income Fund - Class I	40,752	—	6,882	—	1,291	5,763	40,924	1.0
JNL/PIMCO Income Fund - Class I	142,691	—	38,443	—	4,258	2,346	110,852	2.7
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	82,032	64,427	13,822	—	(100)	8,453	140,990	3.5
JNL/PIMCO Real Return Fund - Class I	100,112	3,458	8,151	—	1,211	4,175	100,805	2.5
JNL/PPM America High Yield Bond Fund - Class I	61,340	—	24,147	—	3,863	(667)	40,389	1.0
JNL/PPM America Investment Grade Credit Fund - Class I	—	61,700	5,871	—	194	4,426	60,449	1.5
JNL/PPM America Total Return Fund - Class I	245,981	—	44,878	—	2,815	7,408	211,326	5.2
JNL/T. Rowe Price Established Growth Fund - Class I	287,050	—	65,803	—	32,357	28,241	281,845	7.0
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	41,294	—	4,481	—	401	3,437	40,651	1.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	20,375	41,000	4,474	—	451	3,227	60,579	1.5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/T. Rowe Price Value Fund - Class I	288,401	—	52,363	—	21,048	27,461	284,547	7.0
JNL/WCM Focused International Equity Fund - Class I	102,804	25,500	13,913	—	(1,028)	17,697	131,060	3.2
JNL/William Blair International Leaders Fund - Class I	41,360	92,091	2,330	—	(364)	7,900	138,657	3.4
JNL/WMC Government Money Market Fund - Class I	38,545	939	19,453	939	—	—	20,031	0.5
JNL/WMC Value Fund - Class I	185,417	—	80,522	—	29,405	(12,316)	121,984	3.0
	4,093,923	453,165	955,914	1,658	214,910	245,458	4,051,542	100.0

JNL iShares Tactical Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	2,751	19,000	21,416	35	—	—	335	0.1
JNL Government Money Market Fund, 4.92% - Class SL	16,103	267,189	271,043	435	—	—	12,249	3.4
	18,854	286,189	292,459	470	—	—	12,584	3.5

JNL iShares Tactical Moderate Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	2,473	14,821	16,928	29	—	—	366	0.2
JNL Government Money Market Fund, 4.92% - Class SL	11,915	154,996	165,915	293	—	—	996	0.5
	14,388	169,817	182,843	322	—	—	1,362	0.7

JNL iShares Tactical Moderate Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	3,119	18,511	21,441	39	—	—	189	0.1
JNL Government Money Market Fund, 4.92% - Class SL	13,771	256,326	257,541	412	—	—	12,556	3.7
	16,890	274,837	278,982	451	—	—	12,745	3.8

JNL/Vanguard Growth ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	833	37,087	37,920	10	—	—	—	—
JNL Government Money Market Fund, 4.92% - Class SL	51,939	954,626	881,505	1,350	—	—	125,060	5.9
	52,772	991,713	919,425	1,360	—	—	125,060	5.9

JNL/Vanguard Moderate ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	542	25,440	25,982	10	—	—	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/Vanguard Moderate ETF Allocation Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.92% - Class SL	18,036	521,781	508,815	690	—	—	31,002	5.4
	18,578	547,221	534,797	700	—	—	31,002	5.4

JNL/Vanguard Moderate Growth ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	976	31,381	32,357	13	—	—	—	—
JNL Government Money Market Fund, 4.92% - Class SL	47,373	694,040	711,363	1,023	—	—	30,050	3.1
	48,349	725,421	743,720	1,036	—	—	30,050	3.1

JNL Growth Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel	09/17/21	522	—	—
Public Joint Stock Company Novolipetsk Metallurgical Plant	09/16/20	658	—	—
Public Joint Stock Company Phosagro	06/30/21	266	—	—
Public Joint Stock Company Phosagro	06/30/21	2	—	—
Public Joint Stock Society Inter RAO UES	03/25/19	331	—	—
Publichnoe Aktsionernoe Obshchestvo Severstal	04/12/23	463	—	—
		2,242	—	—

Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value under U.S. GAAP and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL Bond Index Fund
GOVERNMENT AND AGENCY OBLIGATIONS 72.6%
U.S. Treasury Note 34.0%
Treasury, United States Department of
0.25%, 10/31/25	260	250
3.00%, 10/31/25	1,705	1,688
5.00%, 10/31/25	2,365	2,391
2.25%, 11/15/25 - 11/15/27	3,525	3,414
4.50%, 11/15/25 - 11/15/33	16,280	16,796
0.38%, 11/30/25 - 09/30/27	15,510	14,669
2.88%, 11/30/25 - 05/15/32	11,377	11,016
4.88%, 11/30/25 - 10/31/30	11,340	11,664
4.00%, 12/15/25 - 02/15/34	19,645	19,933
4.25%, 12/31/25 - 06/30/31	17,075	17,460
3.88%, 01/15/26 - 08/15/34	13,375	13,461
1.63%, 02/15/26 - 05/15/31	10,672	10,083
0.50%, 02/28/26 - 10/31/27	10,225	9,536
4.63%, 02/28/26 - 05/31/31	23,120	23,842
0.75%, 03/31/26 - 01/31/28	9,130	8,594
3.75%, 04/15/26 - 08/31/31	12,340	12,388
2.13%, 05/31/26	1,120	1,091
4.13%, 06/15/26 - 11/15/32	18,935	19,337
0.88%, 06/30/26 - 11/15/30	11,820	10,808
0.63%, 07/31/26 - 08/15/30	16,820	14,701
4.38%, 07/31/26 - 05/15/34	17,550	18,075
1.50%, 08/15/26 - 02/15/30	8,210	7,807
1.38%, 08/31/26 - 11/15/31	11,553	10,294
3.50%, 09/30/26 - 02/15/33	18,300	18,196
1.13%, 10/31/26 - 02/15/31	11,765	10,789
2.00%, 11/15/26	760	735
1.25%, 11/30/26 - 08/15/31	16,445	14,843
1.75%, 12/31/26 - 11/15/29	6,860	6,334
1.88%, 02/28/27 - 02/15/32	7,820	7,127
2.50%, 03/31/27	465	453
2.75%, 04/30/27 - 08/15/32	10,805	10,447
2.38%, 05/15/27 - 03/31/29	5,470	5,225
2.63%, 05/31/27 - 02/15/29	6,460	6,230
3.25%, 06/30/27 - 06/30/29	2,150	2,131
3.13%, 08/31/27 - 11/15/28	6,035	5,939
3.38%, 09/15/27 - 05/15/33	5,185	5,090
3.63%, 03/31/28 - 09/30/31	11,115	11,129
1.00%, 07/31/28	4,665	4,236
		368,202
Mortgage-Backed Securities 25.9%
Federal Home Loan Mortgage Corporation
4.50%, 11/01/24 - 07/01/53	3,140	3,122
4.00%, 12/01/24 - 04/01/53	5,215	5,072
3.50%, 10/01/25 - 12/01/52	5,888	5,592
5.00%, 03/01/26 - 11/01/53	2,711	2,728
3.00%, 01/01/27 - 09/01/52	8,716	8,045
2.50%, 08/01/27 - 05/01/52	17,027	14,965
6.50%, 07/01/28 - 03/01/39	65	67
5.50%, 11/01/28 - 09/01/53	1,842	1,872
2.00%, 01/01/29 - 03/01/52	25,013	21,183
6.00%, 02/01/29 - 12/01/53	1,906	1,954
1.50%, 02/01/36 - 03/01/52	6,965	5,813
Federal National Mortgage Association, Inc.
4.50%, 12/01/24 - 07/01/53	2,967	2,963
4.00%, 05/01/25 - 09/01/52	7,443	7,264
3.50%, 09/01/25 - 06/01/52	10,881	10,335
3.00%, 11/01/26 - 03/01/52	17,608	16,209
2.50%, 03/01/27 - 05/01/52	32,110	28,127
2.00%, 09/01/28 - 06/01/52	36,078	30,517
5.00%, 09/01/29 - 11/01/53	3,243	3,266
6.00%, 11/01/31 - 06/01/54	2,028	2,079
5.50%, 01/01/32 - 12/01/53	3,188	3,243
6.50%, 07/01/32 - 12/01/38	116	123
1.50%, 09/01/35 - 09/01/51	7,635	6,470
7.00%, 12/01/35 - 02/01/38	9	11
TBA, 2.00%, 10/15/39 - 10/15/54 (a)	4,375	3,638
TBA, 3.50%, 10/15/39 - 11/15/39 (a)	275	269
TBA, 4.00%, 10/15/39 - 10/15/54 (a)	675	656
TBA, 4.50%, 10/15/39 - 10/15/54 (a)	3,150	3,102
TBA, 5.00%, 10/15/39 - 11/15/54 (a)	3,475	3,478
TBA, 5.50%, 10/15/39 - 11/15/54 (a)	6,750	6,831
TBA, 6.00%, 10/15/39 - 11/15/54 (a)	7,400	7,564
TBA, 6.50%, 10/15/54 - 11/15/54 (a)	6,475	6,675
TBA, 7.00%, 10/15/54 - 11/15/54 (a)	1,750	1,819
Government National Mortgage Association
4.00%, 12/15/24 - 09/20/52	3,624	3,551
4.50%, 04/20/26 - 05/20/53	2,204	2,204
3.50%, 05/15/26 - 09/20/52	7,443	7,087
3.00%, 01/20/27 - 06/20/52	10,310	9,491
2.50%, 08/20/27 - 07/20/52	13,334	11,771
8.50%, 06/15/30 - 12/15/30	1	1
6.00%, 05/15/32 - 12/20/40	54	56
5.00%, 03/15/33 - 08/20/53	1,136	1,156
5.50%, 08/15/33 - 05/20/54	2,131	2,154
6.50%, 07/15/38	3	3
2.00%, 11/20/50 - 05/20/52	9,525	8,076
TBA, 2.00%, 10/15/54 (a)	2,850	2,416
TBA, 4.00%, 10/15/54 (a)	1,175	1,136
TBA, 4.50%, 10/15/54 - 11/15/54 (a)	2,250	2,222
TBA, 5.00%, 10/15/54 - 11/15/54 (a)	3,575	3,581
TBA, 5.50%, 10/15/54 - 11/15/54 (a)	3,025	3,055
TBA, 6.00%, 10/15/54 - 11/15/54 (a)	4,075	4,143
TBA, 6.50%, 10/15/54 - 11/15/54 (a)	2,075	2,123
TBA, 7.00%, 10/15/54 (a)	650	667
		279,945
U.S. Treasury Bond 9.2%
Treasury, United States Department of
6.00%, 02/15/26	1,285	1,322
6.75%, 08/15/26	2,590	2,733
6.50%, 11/15/26	465	493
5.38%, 02/15/31	200	220
5.00%, 05/15/37	200	223
3.50%, 02/15/39	2,460	2,347
1.13%, 05/15/40 - 08/15/40	5,245	3,455
4.38%, 05/15/40 - 08/15/43	2,128	2,213
3.88%, 08/15/40 - 05/15/43	2,388	2,327
1.38%, 11/15/40 - 08/15/50	5,396	3,084
4.25%, 11/15/40 - 08/15/54	4,525	4,620
1.88%, 02/15/41 - 11/15/51	7,210	4,689
4.75%, 02/15/41 - 11/15/53	5,925	6,470
2.25%, 05/15/41 - 02/15/52	8,585	6,099
1.75%, 08/15/41	1,240	879
3.75%, 08/15/41 - 11/15/43	2,030	1,931
3.13%, 11/15/41 - 05/15/48	6,977	5,934
2.38%, 02/15/42 - 05/15/51	6,565	4,803
3.00%, 05/15/42 - 08/15/52	8,196	6,745
3.25%, 05/15/42	2,265	2,014
2.75%, 08/15/42 - 11/15/47	2,889	2,320
3.38%, 08/15/42 - 05/15/44	2,942	2,619
4.00%, 11/15/42 - 11/15/52	1,325	1,294
2.88%, 05/15/43 - 05/15/52	5,102	4,103
3.63%, 08/15/43 - 05/15/53	9,821	8,985
4.50%, 02/15/44	615	642
4.63%, 05/15/44 - 05/15/54	2,145	2,312
4.13%, 08/15/44 - 08/15/53	4,565	4,544
2.50%, 02/15/46 - 05/15/46	3,955	2,983
2.00%, 02/15/50 - 08/15/51	5,304	3,440
1.25%, 05/15/50	2,147	1,149
1.63%, 11/15/50	3,940	2,316
		99,308
Sovereign 1.2%
Aktiebolaget Svensk Exportkredit
4.13%, 06/14/28	300	304
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
4.13%, 08/25/27	500	497
6.55%, 03/14/37	250	281
5.88%, 08/08/54	200	210
Gobierno De La Republica Oriental Del Uruguay
4.38%, 10/27/27	190	191
4.13%, 11/20/45	200	184
5.10%, 06/18/50	100	100
4.98%, 04/20/55	100	97

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Gobierno Federal de los Estados Unidos Mexicanos
3.75%, 01/11/28	400	390
5.00%, 05/07/29	200	201
8.30%, 08/15/31	300	361
4.75%, 04/27/32 - 03/08/44	856	760
4.28%, 08/14/41	500	410
5.55%, 01/21/45	300	287
4.60%, 01/23/46	250	204
6.40%, 05/07/54	200	201
5.75%, 10/12/10	100	87
Gouvernement de la Province de Quebec
3.63%, 04/13/28	300	299
Government of the Republic of Panama
6.40%, 02/14/35	200	205
6.70%, 01/26/36	400	418
4.50%, 04/16/50	600	441
Japan Bank For International Cooperation
4.25%, 01/26/26	300	300
Ministry of Defence State of Israel
2.75%, 07/03/30	400	350
3.38%, 01/15/50	200	136
4.50%, 04/03/20	300	219
Ontario, Government of
0.63%, 01/21/26	300	287
Presidencia de la Republica de Chile
3.24%, 02/06/28	400	388
3.25%, 09/21/71	600	402
Sandor-Palota
7.63%, 03/29/41	250	297
Segretariato Generale Della Presidenza Della Repubblica
5.38%, 06/15/33	200	206
The Korea Development Bank
4.63%, 02/15/27	250	254
The Philippines, Government of
9.50%, 02/02/30	400	498
1.65%, 06/10/31	300	253
6.38%, 01/15/32	500	557
5.25%, 05/14/34	200	210
3.70%, 03/01/41	300	260
5.95%, 10/13/47	200	225
The Province of British Columbia, Government of
6.50%, 01/15/26	70	72
The Republic of Indonesia, The Government of
2.85%, 02/14/30	600	559
5.35%, 02/11/49 (b)	200	211
The Republic of Korea, Government of
5.63%, 11/03/25	250	253
Urzad Rady Ministrow
5.50%, 11/16/27 - 03/18/54	435	451
5.75%, 11/16/32	300	322
5.13%, 09/18/34	115	118
		12,956
U.S. Government Agency Obligations 0.8%
Council of Federal Home Loan Banks
4.75%, 06/12/26 (c)	1,200	1,220
Federal Farm Credit Banks Consolidated Systemwide Bonds
1.10%, 08/10/29 (c)	500	441
1.23%, 09/10/29 (c)	500	443
1.65%, 07/23/35 (c)	225	174
Federal Home Loan Bank of Topeka
4.75%, 04/09/27 (c)	1,200	1,233
Federal Home Loan Mortgage Corporation
0.63%, 11/25/25 (c)	750	722
0.80%, 10/27/26 (c)	200	188
6.75%, 09/15/29 - 03/15/31 (c)	180	209
6.25%, 07/15/32 (b) (c)	605	703
Federal National Mortgage Association, Inc.
0.88%, 12/18/26 (c)	225	211
7.25%, 05/15/30 (c)	540	637
6.63%, 11/15/30 (c)	631	729
FHLBanks Office of Finance
3.25%, 11/16/28 (c)	550	543
5.50%, 07/15/36 (c)	400	455
Tennessee Valley Authority
5.25%, 09/15/39 (c)	200	218
5.38%, 04/01/56 (c)	300	332
		8,458
Commercial Mortgage-Backed Securities 0.8%
Federal Home Loan Mortgage Corporation
Series A2-K062, REMIC, 3.41%, 12/25/26	500	492
Series A2-K082, REMIC, 3.92%, 09/25/28 (d)	750	750
Series A2-K087, REMIC, 3.77%, 12/25/28	500	496
Series A2-K092, REMIC, 3.30%, 04/25/29	400	389
Series A1-K099, REMIC, 2.26%, 06/25/29	333	317
Series A1-K106, REMIC, 1.78%, 10/25/29	287	269
Series A2-K103, REMIC, 2.65%, 11/25/29	600	565
Series A2-K117, REMIC, 1.41%, 08/25/30	500	432
Series A2-K126, REMIC, 2.07%, 01/25/31	400	357
Series AM-K138, REMIC, 1.89%, 01/25/32	300	257
Series K-A2-157, REMIC, 4.20%, 05/25/33	150	150
Series K-A2-1516, REMIC, 1.72%, 05/25/35	750	586
Series K-A2-1521, REMIC, 2.18%, 08/25/36	750	601
Federal National Mortgage Association, Inc.
Series 2018-A2-M1, REMIC, 3.09%, 12/25/27 (d)	324	316
Series 2018-A2-M14, REMIC, 3.70%, 08/25/28 (d)	474	463
Series 2019-A2-M5, REMIC, 3.27%, 02/25/29	286	278
Series 2019-A2-M12, REMIC, 2.89%, 06/25/29	489	466
Series 2020-A2-M1, REMIC, 2.44%, 10/25/29	500	458
Series 2020-A2-M8, REMIC, 1.82%, 02/25/30	289	257
Series 2020-A2-M14, REMIC, 1.78%, 05/25/30	320	283
Series 2022-A2-M1, REMIC, 1.72%, 10/25/31 (d)	300	250
		8,432
Municipal 0.7%
Atlanta, City of
2.26%, 11/01/35	400	335
Bay Area Toll Authority
6.26%, 04/01/49	200	228
California, State of
3.50%, 04/01/28	80	79
6.00%, 03/01/33	100	112
7.55%, 04/01/39	300	377
Chicago Transit Authority
6.90%, 12/01/40	189	216
Connecticut, State of
5.85%, 03/15/32	125	135
Cook, County of
6.23%, 11/15/34	100	109
Dallas Convention Center Hotel Development Corporation
7.09%, 01/01/42	200	231
Dallas County Hospital District
5.62%, 08/15/44	300	317
Dallas Independent School District
6.45%, 02/15/35	300	303
District of Columbia, Government of
5.59%, 12/01/34	220	229
Florida Department of Management Services
1.71%, 07/01/27	300	281
Illinois, State of
7.35%, 07/01/35	314	345
Maryland Economic Development Corporation
5.43%, 05/31/56	200	208
Massachusetts, Commonwealth of
4.91%, 05/01/29	300	305
Municipal Electric Authority of Georgia
7.06%, 04/01/57	187	220
New Jersey Economic Development Authority
7.43%, 02/15/29	200	216
New Jersey Turnpike Authority
7.10%, 01/01/41	250	297
New York City Municipal Water Finance Authority
6.01%, 06/15/42	235	256
New York, City of
5.83%, 10/01/53	200	230

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Ohio State University, The
4.91%, 06/01/40	200	197
Pennsylvania Turnpike Commission
5.51%, 12/01/45	300	313
Port Authority of New York And New Jersey, The
6.04%, 12/01/29	200	219
4.46%, 10/01/62	300	277
Rector & Visitors of The University of Virginia
2.26%, 09/01/50	300	187
San Diego County Water Authority
6.14%, 05/01/49	260	285
Texas A&M University
3.66%, 07/01/47	100	87
Texas, State of
5.52%, 04/01/39	200	215
Transportation, Texas Department of
5.18%, 04/01/30	400	411
University of Pittsburgh-Of The Commonwealth System of Higher Education
3.56%, 09/15/19	300	210
		7,430
Total Government And Agency Obligations (cost $821,888)		784,731
CORPORATE BONDS AND NOTES 26.1%
Financials 9.0%
AerCap Ireland Capital Designated Activity Company
3.88%, 01/23/28	300	295
African Development Bank
3.50%, 09/18/29	400	397
Ally Financial Inc.
6.99%, 06/13/29	200	212
6.85%, 01/03/30	200	211
American Express Company
3.30%, 05/03/27	300	294
5.10%, 02/16/28	250	254
4.05%, 12/03/42	200	182
American Honda Finance Corporation
5.65%, 11/15/28	50	53
5.05%, 07/10/31	400	412
American International Group, Inc.
4.75%, 04/01/48	60	57
4.38%, 06/30/50	350	313
Ameriprise Financial, Inc.
5.15%, 05/15/33	100	104
Aon Corporation
3.75%, 05/02/29	300	293
2.80%, 05/15/30	350	322
Arch Capital Group (U.S.) Inc.
5.14%, 11/01/43	150	147
Arthur J. Gallagher & Co.
3.50%, 05/20/51	45	33
Asian Development Bank
1.00%, 04/14/26	300	287
4.13%, 01/12/27	200	202
1.50%, 01/20/27	750	714
2.38%, 08/10/27	300	290
2.75%, 01/19/28	400	389
6.38%, 10/01/28	210	227
1.88%, 01/24/30	200	183
4.00%, 01/12/33	300	303
Asian Infrastructure Investment Bank
4.25%, 03/13/34	300	307
Assured Guaranty US Holdings Inc.
6.13%, 09/15/28	300	318
Athene Holding Ltd
3.95%, 05/25/51	300	231
Banco De Desarrollo Para America Latina
4.75%, 04/01/26	698	704
4.13%, 01/07/28	400	402
Banco Santander, S.A.
3.80%, 02/23/28 (e)	400	390
5.54%, 03/14/30 (e)	200	207
Bank of America Corporation
1.20%, 10/24/26	300	290
5.08%, 01/20/27	300	302
3.59%, 07/21/28	750	736
6.20%, 11/10/28 (b)	400	422
3.97%, 03/05/29	150	148
4.27%, 07/23/29 (b)	170	170
3.19%, 07/23/30	300	284
2.88%, 10/22/30	400	372
2.50%, 02/13/31	185	168
2.59%, 04/29/31	250	227
1.90%, 07/23/31	150	130
1.92%, 10/24/31	300	259
2.69%, 04/22/32	255	228
2.30%, 07/21/32	200	173
2.57%, 10/20/32	300	263
2.97%, 02/04/33 - 07/21/52	500	410
5.87%, 09/15/34	250	270
6.11%, 01/29/37	250	276
3.85%, 03/08/37	200	185
4.24%, 04/24/38	120	114
3.31%, 04/22/42	195	158
4.44%, 01/20/48	120	111
3.95%, 01/23/49	75	64
4.33%, 03/15/50	300	272
2.83%, 10/24/51	200	139
3.48%, 03/13/52	55	43
Bank of Montreal
0.95%, 01/22/27	600	573
4.70%, 09/14/27 (e)	100	102
Bank of Nova Scotia, The
1.30%, 09/15/26 (e)	200	189
Barclays PLC
5.83%, 05/09/27	300	306
4.84%, 05/09/28 (e)	300	299
2.89%, 11/24/32 (e)	200	175
6.22%, 05/09/34	300	324
5.25%, 08/17/45	250	254
6.04%, 03/12/55 (e)	200	218
Barings BDC, Inc.
7.00%, 02/15/29	300	314
Berkshire Hathaway Finance Corporation
4.30%, 05/15/43	200	190
4.20%, 08/15/48	135	124
2.85%, 10/15/50	200	140
Berkshire Hathaway Inc.
3.13%, 03/15/26	220	217
BlackRock, Inc.
2.40%, 04/30/30	200	183
Blackstone Secured Lending Fund
5.88%, 11/15/27	300	305
Blue Owl Capital Corporation
3.40%, 07/15/26	400	387
Blue Owl Credit Income Corp.
7.95%, 06/13/28	200	214
Brookfield Capital Finance LLC
6.09%, 06/14/33	200	217
Brookfield Financial, Inc.
3.90%, 01/25/28	150	148
Canadian Imperial Bank of Commerce
0.95%, 10/23/25 (e)	300	289
Capital One Financial Corporation
4.20%, 10/29/25	500	497
6.38%, 06/08/34	400	432
Caterpillar Financial Services Corporation
4.35%, 05/15/26	200	201
1.70%, 01/08/27	300	286
5.00%, 05/14/27	300	308
Charles Schwab Corporation, The
5.88%, 08/24/26	200	206
1.65%, 03/11/31	300	254
6.14%, 08/24/34	200	219
Chubb INA Holdings Inc.
1.38%, 09/15/30	400	343
4.35%, 11/03/45	150	138
Cincinnati Financial Corporation
6.13%, 11/01/34	100	108

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Citigroup Inc.
3.20%, 10/21/26	780	764
3.89%, 01/10/28	160	158
3.67%, 07/24/28	450	442
4.13%, 07/25/28 (b)	250	248
4.08%, 04/23/29	115	114
6.63%, 06/15/32	300	333
3.06%, 01/25/33	300	268
3.79%, 03/17/33	200	188
6.27%, 11/17/33 (b)	300	330
5.83%, 02/13/35	95	99
5.88%, 01/30/42	489	537
4.75%, 05/18/46	200	188
4.28%, 04/24/48	60	53
4.65%, 07/23/48	140	132
Citizens Financial Group, Inc.
2.64%, 09/30/32 (b)	300	248
Corebridge Financial, Inc.
3.65%, 04/05/27	200	197
3.90%, 04/05/32 (b)	200	188
4.40%, 04/05/52 (b)	200	171
Deutsche Bank Aktiengesellschaft
2.55%, 01/07/28 (e)	300	286
3.55%, 09/18/31 (e)	300	279
3.73%, 01/14/32 (e)	400	358
Discover Bank
4.25%, 03/13/26	200	199
2.70%, 02/06/30	250	225
Equitable Holdings, Inc.
4.35%, 04/20/28	85	85
5.59%, 01/11/33	300	315
5.00%, 04/20/48	68	65
European Bank for Reconstruction and Development
4.25%, 03/13/34	300	308
European Investment Bank
0.38%, 12/15/25 - 03/26/26	525	501
1.38%, 03/15/27	800	758
4.38%, 03/19/27 - 10/10/31	700	719
3.88%, 03/15/28	210	212
4.13%, 02/13/34	500	509
Export-Import Bank of Korea, The
3.25%, 11/10/25	400	395
Fairfax Financial Holdings Limited
6.35%, 03/22/54	200	214
Fifth Third Bancorp
8.25%, 03/01/38	300	378
Fiserv, Inc.
3.50%, 07/01/29	190	184
4.75%, 03/15/30	150	153
4.40%, 07/01/49	100	88
Ford Motor Credit Company LLC
4.54%, 08/01/26 (b)	300	297
5.85%, 05/17/27	300	306
7.35%, 11/04/27 (b)	300	319
4.00%, 11/13/30	300	278
FS KKR Capital Corp.
3.40%, 01/15/26	400	390
GE Capital International Funding Company Unlimited Company
3.37%, 11/15/25	250	247
General Motors Financial Company, Inc.
1.25%, 01/08/26	200	192
5.40%, 05/08/27	250	255
2.40%, 04/10/28	300	278
5.80%, 01/07/29 (b)	300	312
5.85%, 04/06/30	300	313
2.35%, 01/08/31	400	343
2.70%, 06/10/31	400	344
5.45%, 09/06/34 (b)	300	299
Goldman Sachs Bank USA
5.41%, 05/21/27	300	305
Goldman Sachs Group, Inc., The
4.25%, 10/21/25	500	498
3.85%, 01/26/27	110	109
1.54%, 09/10/27	150	142
1.95%, 10/21/27	170	162
2.64%, 02/24/28	300	288
3.81%, 04/23/29	150	147
2.60%, 02/07/30	500	459
2.62%, 04/22/32	205	181
2.38%, 07/21/32	200	173
2.65%, 10/21/32	160	141
3.10%, 02/24/33	300	270
6.75%, 10/01/37	350	403
4.41%, 04/23/39	90	85
3.21%, 04/22/42	125	99
4.75%, 10/21/45 (b)	230	224
Hartford Financial Services Group, Inc. , The
6.10%, 10/01/41	75	82
HSBC Holdings PLC
5.89%, 08/14/27 (e)	400	410
5.60%, 05/17/28	300	309
5.21%, 08/11/28	300	306
2.21%, 08/17/29 (e)	400	366
3.97%, 05/22/30	300	292
5.40%, 08/11/33	500	518
6.25%, 03/09/34	200	218
6.55%, 06/20/34 (e)	200	219
7.40%, 11/13/34	250	287
6.10%, 01/14/42	300	344
Huntington Bancshares Incorporated
6.21%, 08/21/29 (b)	300	317
ING Groep N.V.
4.25%, 03/28/33 (e)	200	194
Inter-American Development Bank
1.50%, 01/13/27	750	714
4.00%, 01/12/28	300	303
1.13%, 01/13/31	300	256
3.50%, 04/12/33	95	92
4.38%, 01/24/44	100	100
Inter-American Investment Corporation
4.25%, 02/14/29	400	409
Intercontinental Exchange, Inc.
2.10%, 06/15/30	400	357
4.60%, 03/15/33	250	253
4.25%, 09/21/48	75	67
3.00%, 09/15/60	85	57
5.20%, 06/15/62	250	256
International Bank for Reconstruction and Development
0.50%, 10/28/25	500	482
3.13%, 06/15/27	400	395
2.50%, 11/22/27 - 03/29/32	1,300	1,239
1.38%, 04/20/28	300	278
4.50%, 06/26/28 - 04/10/31	500	513
3.50%, 07/12/28	205	204
3.88%, 02/14/30	210	212
4.00%, 01/10/31	500	508
1.25%, 02/10/31	195	166
4.75%, 11/14/33	200	213
Japan Bank For International Cooperation
2.25%, 11/04/26	400	387
2.00%, 10/17/29	400	366
Jefferies Group LLC
4.15%, 01/23/30	150	146
John Deere Capital Corporation
0.70%, 01/15/26	300	288
2.35%, 03/08/27	300	289
3.45%, 03/07/29	115	112
1.45%, 01/15/31	200	171
4.40%, 09/08/31	300	302
JPMorgan Chase & Co.
8.00%, 04/29/27	200	219
3.54%, 05/01/28	300	295
2.18%, 06/01/28	500	474
4.85%, 07/25/28	150	153
3.51%, 01/23/29	200	195
4.01%, 04/23/29	150	149
4.20%, 07/23/29	640	638

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
2.74%, 10/15/30	220	204
2.52%, 04/22/31	405	368
2.96%, 05/13/31	350	322
1.76%, 11/19/31	85	73
2.58%, 04/22/32	200	178
2.96%, 01/25/33	300	270
4.91%, 07/25/33	200	205
5.72%, 09/14/33	100	106
5.35%, 06/01/34	500	523
5.34%, 01/23/35	250	261
5.77%, 04/22/35	115	124
5.29%, 07/22/35	200	209
4.85%, 02/01/44	300	300
3.96%, 11/15/48	200	173
3.90%, 01/23/49	105	90
3.11%, 04/22/51	370	274
3.33%, 04/22/52	195	151
KeyCorp
2.25%, 04/06/27	250	237
KfW
0.63%, 01/22/26	300	288
4.38%, 03/01/27	300	305
3.75%, 02/15/28	300	301
4.13%, 07/15/33	700	713
0.00%, 06/29/37 (f)	150	90
Landwirtschaftliche Rentenbank
2.50%, 11/15/27	400	387
3.88%, 06/14/28	200	202
Lazard Group LLC
4.38%, 03/11/29	300	297
Lloyds Banking Group PLC
5.99%, 08/07/27	200	205
3.75%, 03/18/28 (e)	300	295
4.34%, 01/09/48	250	212
Markel Group Inc.
4.15%, 09/17/50	300	245
6.00%, 05/16/54	200	213
Marsh & Mclennan Companies, Inc.
5.15%, 03/15/34 (b)	250	261
4.90%, 03/15/49	65	63
5.45%, 03/15/53	100	104
MasterCard Incorporated
4.85%, 03/09/33	100	104
3.85%, 03/26/50	300	254
MetLife, Inc.
5.70%, 06/15/35	100	109
6.40%, 12/15/36	100	106
5.25%, 01/15/54	300	309
Mitsubishi UFJ Financial Group Inc
3.85%, 03/01/26	500	497
5.02%, 07/20/28 (b)	300	306
5.35%, 09/13/28	300	309
4.32%, 04/19/33	300	294
5.41%, 04/19/34 (b)	200	211
Mizuho Financial Group, Inc.
4.02%, 03/05/28	500	496
2.20%, 07/10/31	200	175
Moody's Corporation
2.00%, 08/19/31	400	345
Morgan Stanley
6.25%, 08/09/26	200	207
4.35%, 09/08/26	300	301
3.63%, 01/20/27	600	595
1.59%, 05/04/27	195	187
1.51%, 07/20/27	200	190
5.12%, 02/01/29	300	308
2.70%, 01/22/31	435	398
2.24%, 07/21/32	200	172
2.51%, 10/20/32	130	113
2.94%, 01/21/33	600	537
4.89%, 07/20/33	500	507
6.34%, 10/18/33	130	144
5.47%, 01/18/35	250	262
5.94%, 02/07/39 (b)	250	262
3.22%, 04/22/42	110	89
4.38%, 01/22/47	200	185
Nasdaq, Inc.
1.65%, 01/15/31 (g)	300	255
2.50%, 12/21/40 (g)	100	71
National Australia Bank Limited
4.97%, 01/12/26	250	253
2.50%, 07/12/26	500	487
National Rural Utilities Cooperative Finance Corporation
5.15%, 06/15/29	200	208
NatWest Group PLC
7.47%, 11/10/26 (e)	400	411
5.81%, 09/13/29	200	210
Nomura Holdings, Inc.
5.59%, 07/02/27	300	309
5.78%, 07/03/34 (b)	300	316
Northern Trust Corporation
3.95%, 10/30/25	250	249
ORIX Corporation
3.70%, 07/18/27	200	197
Owl Rock Capital Advisors LLC
8.45%, 11/15/26 (h)	50	53
PACCAR Financial Corp.
4.60%, 01/10/28	250	255
PayPal Holdings, Inc.
2.85%, 10/01/29	100	94
3.25%, 06/01/50	200	149
PNC Bank, National Association
4.20%, 11/01/25	300	299
Principal Financial Group, Inc.
5.38%, 03/15/33	200	208
5.50%, 03/15/53	100	103
Prospect Capital Corporation
3.36%, 11/15/26	500	466
Prudential Financial, Inc.
3.91%, 12/07/47	313	259
3.70%, 03/13/51	300	239
Royal Bank of Canada
3.63%, 05/04/27 (e)	300	297
3.88%, 05/04/32 (e)	300	289
5.00%, 02/01/33 (e)	150	155
S&P Global Inc.
2.45%, 03/01/27	200	193
4.75%, 08/01/28	100	102
2.50%, 12/01/29	200	185
2.90%, 03/01/32	200	182
Santander Holdings USA, Inc.
6.50%, 03/09/29	200	209
Santander UK Group Holdings PLC
1.67%, 06/14/27 (e)	500	475
State Street Corporation
5.27%, 08/03/26 (b)	200	204
4.53%, 02/20/29	200	202
3.03%, 11/01/34	230	212
Sumitomo Mitsui Financial Group, Inc.
3.45%, 01/11/27	150	148
5.52%, 01/13/28	300	311
3.54%, 01/17/28	200	195
3.04%, 07/16/29	300	283
5.56%, 07/09/34	300	318
Synchrony Bank
5.63%, 08/23/27 (i)	400	407
The PNC Financial Services Group, Inc.
3.15%, 05/19/27	400	390
3.45%, 04/23/29 (b)	200	194
2.55%, 01/22/30 (b)	400	367
5.94%, 08/18/34	400	432
5.68%, 01/22/35	250	265
The Progressive Corporation
4.35%, 04/25/44	200	183
4.13%, 04/15/47	50	44
Toronto-Dominion Bank, The
5.53%, 07/17/26 (e)	400	410
5.26%, 12/11/26 (e)	200	205
3.20%, 03/10/32 (e)	200	183

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Toyota Motor Credit Corporation
0.80%, 10/16/25 - 01/09/26	600	578
5.20%, 05/15/26	200	204
2.15%, 02/13/30	500	452
1.65%, 01/10/31	100	86
4.70%, 01/12/33 (b)	100	102
Travelers Companies, Inc. , The
6.38%, 03/15/33	200	227
4.00%, 05/30/47	100	87
Truist Financial Corporation
6.05%, 06/08/27 (b)	200	205
7.16%, 10/30/29 (b)	400	438
5.71%, 01/24/35	250	264
U.S. Bancorp
3.15%, 04/27/27	500	491
4.65%, 02/01/29	500	505
1.38%, 07/22/30	100	85
UBS Group AG
4.88%, 05/15/45 (e)	350	340
Unum Group
4.50%, 12/15/49	300	252
Visa Inc.
3.15%, 12/14/25	305	302
1.10%, 02/15/31	300	252
2.70%, 04/15/40	200	157
3.65%, 09/15/47	45	38
2.00%, 08/15/50	280	170
Wells Fargo & Company
3.00%, 04/22/26 - 10/23/26	1,600	1,570
4.10%, 06/03/26	200	199
3.58%, 05/22/28	250	245
4.15%, 01/24/29 (b)	130	130
2.57%, 02/11/31	360	327
4.90%, 07/25/33	400	404
5.50%, 01/23/35	250	262
3.07%, 04/30/41	300	236
5.61%, 01/15/44	350	360
4.90%, 11/17/45 (b)	250	235
4.75%, 12/07/46	200	183
4.61%, 04/25/53	500	462
Wells Fargo Bank, National Association
5.45%, 08/07/26	250	256
5.25%, 12/11/26	250	256
Westpac Banking Corporation
2.85%, 05/13/26	90	88
2.70%, 08/19/26	250	244
5.54%, 11/17/28 (b)	200	211
6.82%, 11/17/33 (e)	250	282
4.11%, 07/24/34 (e)	500	483
3.02%, 11/18/36	85	74
4.42%, 07/24/39 (e)	50	47
Willis North America Inc.
3.88%, 09/15/49 (b)	300	235
		97,351
Health Care 2.8%
Abbott Laboratories
1.40%, 06/30/30	300	262
6.00%, 04/01/39	100	115
4.75%, 04/15/43	200	202
AbbVie Inc.
3.20%, 05/14/26 - 11/21/29	550	532
4.25%, 11/14/28	100	101
4.30%, 05/14/36	115	112
4.05%, 11/21/39	400	370
4.45%, 05/14/46	140	131
4.88%, 11/14/48	100	98
Aetna Inc.
6.63%, 06/15/36	150	169
Amgen Inc.
2.60%, 08/19/26	180	175
2.45%, 02/21/30	80	73
5.25%, 03/02/30	400	417
2.30%, 02/25/31 (b)	350	310
3.15%, 02/21/40	265	213
3.38%, 02/21/50	265	202
4.66%, 06/15/51	408	373
3.00%, 01/15/52	200	142
AstraZeneca Finance LLC
4.80%, 02/26/27	250	255
4.90%, 03/03/30	200	208
5.00%, 02/26/34	250	261
AstraZeneca PLC
3.38%, 11/16/25	115	114
1.38%, 08/06/30	80	69
6.45%, 09/15/37	250	293
4.38%, 11/16/45 - 08/17/48	130	122
Baxalta Incorporated
5.25%, 06/23/45	60	60
Baxter International Inc.
1.92%, 02/01/27	145	137
2.54%, 02/01/32	100	87
Becton, Dickinson and Company
3.70%, 06/06/27	300	296
Bristol-Myers Squibb Company
4.90%, 02/22/27	250	255
3.90%, 02/20/28	200	199
3.40%, 07/26/29	75	73
1.45%, 11/13/30	90	77
2.95%, 03/15/32	85	78
4.13%, 06/15/39	100	93
3.55%, 03/15/42	60	50
4.35%, 11/15/47	70	63
4.55%, 02/20/48	70	65
4.25%, 10/26/49	190	167
2.55%, 11/13/50	85	54
5.55%, 02/22/54	135	143
Cardinal Health, Inc.
3.41%, 06/15/27	200	196
Centene Corporation
2.45%, 07/15/28	365	336
2.63%, 08/01/31	305	262
CommonSpirit Health
5.32%, 12/01/34	200	206
Cottage Health
3.30%, 11/01/49	300	230
CVS Health Corporation
2.88%, 06/01/26	200	195
4.30%, 03/25/28 (b)	620	618
5.40%, 06/01/29	300	311
3.25%, 08/15/29 (b)	600	567
1.75%, 08/21/30	95	81
2.70%, 08/21/40	70	50
6.00%, 06/01/44	300	312
5.13%, 07/20/45	200	186
5.05%, 03/25/48	470	429
Elevance Health, Inc.
2.25%, 05/15/30	350	314
4.38%, 12/01/47	80	71
3.60%, 03/15/51	70	54
Eli Lilly and Company
4.50%, 02/09/27	250	253
3.38%, 03/15/29	250	244
4.70%, 02/09/34	250	256
2.25%, 05/15/50	250	157
2.50%, 09/15/60	300	182
GE HealthCare Technologies Inc.
5.65%, 11/15/27	130	135
4.80%, 08/14/29	150	153
5.91%, 11/22/32 (b)	100	108
Gilead Sciences, Inc.
3.65%, 03/01/26	300	298
2.95%, 03/01/27	550	536
1.20%, 10/01/27	210	194
1.65%, 10/01/30	400	345
2.60%, 10/01/40 (b)	100	75
4.15%, 03/01/47	150	131
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	120	119

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
HCA Inc.
4.13%, 06/15/29	100	99
5.45%, 09/15/34	200	206
5.13%, 06/15/39	50	49
5.50%, 06/15/47	300	298
5.25%, 06/15/49	100	95
5.90%, 06/01/53	200	209
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52	200	166
Humana Inc.
5.38%, 04/15/31	200	208
5.95%, 03/15/34	250	267
4.95%, 10/01/44	200	186
5.75%, 04/15/54	200	205
Johnson & Johnson
2.45%, 03/01/26 - 09/01/60	550	468
4.80%, 06/01/29	300	312
3.63%, 03/03/37 (b)	100	93
5.95%, 08/15/37	250	289
3.50%, 01/15/48	50	42
McKesson Corporation
5.10%, 07/15/33	200	207
MedStar Health, Inc.
3.63%, 08/15/49	200	156
Medtronic Global Holdings S.C.A.
4.50%, 03/30/33	100	101
Medtronic, Inc.
4.38%, 03/15/35	200	198
4.63%, 03/15/45	284	272
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	150	133
4.20%, 07/01/55	250	224
Merck & Co., Inc.
2.15%, 12/10/31	120	105
3.90%, 03/07/39	50	46
2.35%, 06/24/40	55	40
3.70%, 02/10/45	250	211
4.00%, 03/07/49	80	69
2.45%, 06/24/50	70	45
5.00%, 05/17/53	200	202
2.90%, 12/10/61	160	103
5.15%, 05/17/63	100	102
Mylan II B.V.
5.25%, 06/15/46	85	75
New York and Presbyterian Hospital, The
4.06%, 08/01/56	300	261
Northwell Health, Inc.
3.98%, 11/01/46	500	417
Novartis Capital Corporation
2.00%, 02/14/27	400	384
2.20%, 08/14/30	95	86
4.40%, 05/06/44	200	190
2.75%, 08/14/50	65	46
Pfizer Inc.
2.75%, 06/03/26	475	466
6.60%, 12/01/28 (j)	50	55
4.20%, 09/15/48	50	44
4.00%, 03/15/49	65	56
Pfizer Investment Enterprises Pte. Ltd
4.65%, 05/19/30	300	307
5.34%, 05/19/63	300	308
Providence St. Joseph Health
3.74%, 10/01/47	350	284
Shire Acquisitions Investments Ireland Designated Activity Company
3.20%, 09/23/26	12	12
Smith & Nephew PLC
5.40%, 03/20/34	200	208
Stryker Corporation
3.50%, 03/15/26	250	247
4.85%, 12/08/28	200	205
4.10%, 04/01/43	200	177
The Cigna Group
4.38%, 10/15/28	210	211
4.80%, 08/15/38 - 07/15/46	820	791
3.88%, 10/15/47	60	48
4.90%, 12/15/48	160	151
Thermo Fisher Scientific Inc.
5.30%, 02/01/44	200	207
Trinity Health Group, Ltd.
4.13%, 12/01/45	250	224
UnitedHealth Group Incorporated
5.25%, 02/15/28	200	208
3.88%, 12/15/28 (b)	200	199
4.25%, 01/15/29 - 06/15/48	180	172
5.30%, 02/15/30	200	211
4.90%, 04/15/31	200	208
2.30%, 05/15/31	80	71
4.95%, 01/15/32	400	414
4.20%, 05/15/32 - 01/15/47	400	381
5.35%, 02/15/33	200	212
5.80%, 03/15/36	150	165
3.50%, 08/15/39	250	215
3.05%, 05/15/41 (b)	80	63
3.75%, 10/15/47	60	49
4.45%, 12/15/48	60	55
5.88%, 02/15/53	100	110
5.38%, 04/15/54	200	208
6.05%, 02/15/63	100	113
Viatris Inc.
2.70%, 06/22/30	90	80
3.85%, 06/22/40	80	62
4.00%, 06/22/50	110	79
Wyeth LLC
5.95%, 04/01/37	250	277
Zoetis Inc.
5.40%, 11/14/25	200	202
2.00%, 05/15/30	200	177
5.60%, 11/16/32	200	214
		29,831
Utilities 2.4%
AEP Texas Inc.
3.45%, 01/15/50	10	7
AEP Transmission Company, LLC
5.40%, 03/15/53	100	104
Alabama Power Company
6.00%, 03/01/39	250	277
3.70%, 12/01/47	200	162
3.13%, 07/15/51	200	143
Ameren Corporation
5.00%, 01/15/29	200	205
American Water Capital Corp.
5.15%, 03/01/34	250	261
3.75%, 09/01/47	100	82
Appalachian Power Company
5.65%, 04/01/34	200	210
3.70%, 05/01/50 (b)	400	302
Arizona Public Service Company
4.50%, 04/01/42	100	90
Atmos Energy Corporation
1.50%, 01/15/31	300	254
5.90%, 11/15/33 (b)	100	110
6.20%, 11/15/53	200	231
Baltimore Gas and Electric Company
2.25%, 06/15/31	300	263
5.40%, 06/01/53 (b)	200	207
Berkshire Hathaway Energy Company
3.25%, 04/15/28	200	195
6.13%, 04/01/36	400	442
3.80%, 07/15/48	100	80
CenterPoint Energy Houston Electric, LLC
4.45%, 10/01/32	100	100
CenterPoint Energy, Inc.
2.95%, 03/01/30	200	184
CMS Energy Corporation
4.75%, 06/01/50 (b)	300	288
Commonwealth Edison Company
5.65%, 06/01/54	200	215

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Consolidated Edison Company of New York, Inc.
5.50%, 03/15/34 - 12/01/39	400	421
5.38%, 05/15/34	300	318
5.70%, 06/15/40	100	106
3.88%, 06/15/47	300	247
Constellation Energy Generation, LLC
5.75%, 03/15/54	200	212
Consumers Energy Company
4.63%, 05/15/33	300	304
Dominion Energy, Inc.
2.85%, 08/15/26	350	341
3.38%, 04/01/30	250	237
6.88%, 02/01/55	300	318
DTE Electric Company
2.63%, 03/01/31 (b)	250	226
2.95%, 03/01/50	400	281
Duke Energy Corporation
2.45%, 02/01/30 - 06/01/30	800	729
5.30%, 02/15/40	300	312
3.20%, 08/15/49	250	182
Duke Energy Florida, LLC
3.40%, 10/01/46	60	46
Duke Energy Indiana, LLC
6.12%, 10/15/35	250	278
Duke Energy Progress NC Storm Funding LLC
2.39%, 07/01/37	100	85
Duke Energy Progress, LLC
4.20%, 08/15/45	250	220
5.35%, 03/15/53	100	104
Edison International
6.95%, 11/15/29 (b)	200	220
Entergy Utility Assets, LLC
5.35%, 03/15/34	200	209
5.15%, 09/15/34	150	155
Entergy Utility Enterprises, Inc.
5.00%, 09/01/33	400	408
Eversource Energy
3.30%, 01/15/28	200	193
Exelon Corporation
4.95%, 06/15/35	250	250
Florida Power & Light Company
5.05%, 04/01/28	100	103
3.70%, 12/01/47	40	33
4.13%, 06/01/48	600	526
Iberdrola International B.V.
6.75%, 07/15/36	150	176
Idaho Power Company
5.50%, 03/15/53	100	103
Kentucky Utilities Company
5.13%, 11/01/40	150	151
MidAmerican Energy Company
6.75%, 12/30/31	50	58
3.15%, 04/15/50	125	91
National Fuel Gas Company
3.95%, 09/15/27 (g)	301	296
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/28	200	204
5.00%, 02/28/30 (b)	200	207
2.25%, 06/01/30	400	358
5.05%, 02/28/33 (b)	200	206
5.25%, 02/28/53	200	201
NiSource Finance Corp.
3.49%, 05/15/27	200	196
NiSource Inc.
5.25%, 03/30/28	100	103
1.70%, 02/15/31	500	423
Northern States Power Company
4.13%, 05/15/44	500	438
5.10%, 05/15/53	200	202
NorthWestern Corporation
4.18%, 11/15/44	150	129
NSTAR Electric Company
3.20%, 05/15/27	200	195
4.95%, 09/15/52	100	98
Ohio Power Company
2.60%, 04/01/30	200	182
Oncor Electric Delivery Company LLC
5.75%, 03/15/29	150	159
5.25%, 09/30/40	200	204
3.80%, 09/30/47	200	166
One Gas, Inc.
5.10%, 04/01/29	200	207
Pacific Gas And Electric Company
3.15%, 01/01/26	345	339
2.10%, 08/01/27	435	408
4.55%, 07/01/30	235	233
6.95%, 03/15/34	200	228
4.50%, 07/01/40 (b)	240	216
4.95%, 07/01/50	275	250
3.50%, 08/01/50	105	76
PacifiCorp
6.25%, 10/15/37	200	222
5.50%, 05/15/54	200	201
PECO Energy Company
4.15%, 10/01/44	250	222
2.85%, 09/15/51	250	168
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/36	200	194
5.21%, 12/01/47	100	102
5.10%, 06/01/52	225	229
PPL Capital Funding, Inc.
4.13%, 04/15/30	250	246
PPL Electric Utilities Corporation
3.95%, 06/01/47	200	170
3.00%, 10/01/49	250	179
Progress Energy, Inc.
7.75%, 03/01/31	300	352
Public Service Electric And Gas Company
3.00%, 05/15/27	200	195
2.05%, 08/01/50	300	175
5.30%, 08/01/54	200	209
Public Service Enterprise Group Incorporated
1.60%, 08/15/30	200	171
Puget Sound Energy, Inc.
5.76%, 10/01/39	200	217
3.25%, 09/15/49	170	123
San Diego Gas & Electric Company
2.50%, 05/15/26	250	244
1.70%, 10/01/30 (b)	200	173
5.55%, 04/15/54	200	211
Sempra
5.40%, 08/01/26	200	204
5.50%, 08/01/33	200	210
4.00%, 02/01/48	50	41
Southern California Edison Company
5.95%, 11/01/32 - 02/01/38	400	435
6.00%, 01/15/34 (b)	75	82
5.63%, 02/01/36	195	207
4.05%, 03/15/42	200	172
Southern Company Gas Capital Corporation
4.40%, 05/30/47	200	174
3.15%, 09/30/51	200	138
Southwest Gas Corporation
5.45%, 03/23/28	100	103
System Energy Resources, Inc.
6.00%, 04/15/28	100	105
The Cleveland Electric Illuminating Company
5.95%, 12/15/36	250	268
The Southern Company
3.70%, 04/30/30 (e)	250	241
4.40%, 07/01/46	400	360
Union Electric Company
3.65%, 04/15/45	350	282
Virginia Electric and Power Company
6.00%, 05/15/37	200	220
4.45%, 02/15/44	100	91
4.00%, 11/15/46	300	252
Washington Gas Light Company
3.80%, 09/15/46	200	165

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Wisconsin Electric Power Company
4.75%, 09/30/32	100	103
XCEL Energy Inc.
2.60%, 12/01/29	300	274
		26,109
Energy 1.9%
6297782 LLC
4.91%, 09/01/27 (h)	200	201
Apache Corporation
4.25%, 01/15/30	200	192
Baker Hughes Holdings LLC
3.34%, 12/15/27	400	390
4.49%, 05/01/30	500	504
BP Capital Markets America Inc.
3.63%, 04/06/30	750	727
4.81%, 02/13/33	95	96
2.94%, 06/04/51	85	58
BP Capital Markets P.L.C.
3.28%, 09/19/27	90	88
Burlington Resources Finance Co
7.20%, 08/15/31	100	115
Canadian Natural Resources Limited
5.85%, 02/01/35	150	157
6.25%, 03/15/38	150	161
Cenovus Energy Inc.
6.75%, 11/15/39	87	98
Cheniere Energy Partners, L.P.
5.95%, 06/30/33	200	212
5.75%, 08/15/34 (h)	300	313
Chevron Corporation
2.95%, 05/16/26	110	108
2.24%, 05/11/30	180	163
Chevron U.S.A. Inc.
2.34%, 08/12/50	40	25
Columbia Pipeline Group, Inc.
5.80%, 06/01/45	100	103
Conoco Funding Company
7.25%, 10/15/31	75	87
ConocoPhillips
6.95%, 04/15/29	200	222
ConocoPhillips Company
5.05%, 09/15/33	300	310
3.76%, 03/15/42	300	255
Devon Energy Corporation
5.85%, 12/15/25	57	58
Diamondback Energy, Inc.
5.40%, 04/18/34	200	204
Enable Midstream Partners, LP
4.95%, 05/15/28	300	305
Enbridge Energy Partners, L.P.
7.50%, 04/15/38	200	242
Enbridge Inc.
6.70%, 11/15/53	50	58
Energy Transfer LP
4.75%, 01/15/26	350	351
4.95%, 06/15/28 (b)	300	305
3.75%, 05/15/30	250	239
6.55%, 12/01/33	75	83
7.50%, 07/01/38	200	239
6.50%, 02/01/42	150	163
5.00%, 05/15/50	200	180
Enterprise Products Operating LLC
3.70%, 02/15/26	350	348
2.80%, 01/31/30	250	233
6.88%, 03/01/33	25	29
6.45%, 09/01/40	100	113
4.45%, 02/15/43	150	136
4.95%, 10/15/54	300	285
5.55%, 02/16/55	150	155
3.95%, 01/31/60	100	78
Equinor ASA
3.13%, 04/06/30 (b)	300	285
3.95%, 05/15/43	300	263
Exxon Mobil Corporation
3.04%, 03/01/26	315	311
2.28%, 08/16/26	150	146
2.61%, 10/15/30	360	332
3.00%, 08/16/39	300	246
4.11%, 03/01/46	205	183
3.10%, 08/16/49	200	147
Halliburton Company
3.80%, 11/15/25	58	58
7.45%, 09/15/39	250	308
5.00%, 11/15/45	120	115
Hess Corporation
7.30%, 08/15/31	23	26
5.60%, 02/15/41	400	416
HF Sinclair Corporation
6.38%, 04/15/27	200	203
Kinder Morgan Energy Partners, L.P.
5.00%, 03/01/43	300	276
5.40%, 09/01/44	250	242
Kinder Morgan, Inc.
5.30%, 12/01/34	350	356
3.60%, 02/15/51	300	218
Marathon Petroleum Corporation
6.50%, 03/01/41	300	327
MPLX LP
4.50%, 04/15/38	105	97
5.50%, 02/15/49	80	78
4.90%, 04/15/58	110	97
ONEOK Partners, L.P.
6.65%, 10/01/36	150	167
ONEOK, Inc.
4.00%, 07/13/27	200	199
4.55%, 07/15/28	50	50
5.65%, 11/01/28	150	157
4.40%, 10/15/29	300	299
3.25%, 06/01/30	250	234
6.63%, 09/01/53	150	166
5.70%, 11/01/54	300	302
Ovintiv Canada ULC
7.20%, 11/01/31	130	145
Phillips 66
4.65%, 11/15/34	250	244
4.90%, 10/01/46	150	139
Plains All American Pipeline, L.P.
4.30%, 01/31/43	200	169
Sabine Pass Liquefaction, LLC
5.00%, 03/15/27 (b)	100	101
4.20%, 03/15/28 (b)	300	298
4.50%, 05/15/30	250	249
Shell International Finance B.V.
2.75%, 04/06/30	250	233
6.38%, 12/15/38	200	232
4.00%, 05/10/46	155	132
3.13%, 11/07/49	200	144
3.25%, 04/06/50	250	185
Suncor Energy Inc.
4.00%, 11/15/47	340	270
Targa Resources Corp.
6.50%, 03/30/34	200	222
TotalEnergies Capital International
3.46%, 07/12/49	50	38
TransCanada PipeLines Limited
4.88%, 01/15/26 - 05/15/48	410	407
6.20%, 03/09/26	200	200
4.10%, 04/15/30	250	246
6.20%, 10/15/37	100	109
5.00%, 10/16/43	150	144
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	250	234
Western Midstream Operating, LP
4.65%, 07/01/26	200	200
4.75%, 08/15/28	100	100
Williams Companies, Inc., The
3.50%, 11/15/30	250	236
5.80%, 11/15/54	200	207

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Williams Partners L.P.
3.75%, 06/15/27	300	296
6.30%, 04/15/40	200	218
		20,091
Information Technology 1.8%
Adobe Inc.
2.30%, 02/01/30	200	184
Apple Inc.
0.70%, 02/08/26	255	245
2.45%, 08/04/26	320	313
3.35%, 02/09/27 - 08/08/32	475	468
3.20%, 05/11/27	150	148
3.00%, 11/13/27 (b)	620	607
4.00%, 05/10/28 (b)	200	202
2.20%, 09/11/29	300	278
1.65%, 05/11/30 - 02/08/31	445	392
4.30%, 05/10/33	200	206
2.38%, 02/08/41	90	68
4.25%, 02/09/47	60	56
3.75%, 09/12/47	60	52
2.95%, 09/11/49	300	221
2.65%, 05/11/50	250	173
4.85%, 05/10/53	100	103
2.80%, 02/08/61	240	161
Applied Materials, Inc.
3.90%, 10/01/25	350	349
Atlassian Corporation
5.50%, 05/15/34	300	313
Broadcom Inc.
3.15%, 11/15/25	100	99
3.50%, 01/15/28 (b)	300	293
4.75%, 04/15/29	200	203
5.00%, 04/15/30	250	259
4.15%, 11/15/30	100	98
5.15%, 11/15/31	300	311
3.47%, 04/15/34 (h)	255	230
3.50%, 02/15/41 (h)	300	247
3.75%, 02/15/51 (h)	300	239
Cisco Systems, Inc.
2.50%, 09/20/26	400	391
4.80%, 02/26/27 (b)	250	255
5.05%, 02/26/34	250	263
Corning Incorporated
5.75%, 08/15/40	95	100
3.90%, 11/15/49	300	244
4.38%, 11/15/57	40	34
Dell International L.L.C.
6.02%, 06/15/26 (g)	303	310
6.20%, 07/15/30 (g)	250	272
8.10%, 07/15/36 (g)	79	99
8.35%, 07/15/46 (g)	13	18
3.45%, 12/15/51	22	16
DXC Technology Company
2.38%, 09/15/28	300	271
Hewlett Packard Enterprise Company
4.90%, 10/15/25 (j)	180	180
6.10%, 04/01/26	200	200
5.00%, 10/15/34	100	99
6.35%, 10/15/45 (j)	90	99
Intel Corporation
3.15%, 05/11/27	150	145
4.88%, 02/10/28	130	131
2.45%, 11/15/29	250	225
5.20%, 02/10/33 (b)	115	117
2.80%, 08/12/41	300	209
4.10%, 05/11/47	150	118
3.73%, 12/08/47	120	88
3.25%, 11/15/49	80	54
5.05%, 08/05/62	105	92
5.90%, 02/10/63	125	125
International Business Machines Corporation
7.00%, 10/30/25	200	206
3.50%, 05/15/29	210	204
5.88%, 11/29/32	100	110
4.00%, 06/20/42	200	176
4.25%, 05/15/49	150	132
Intuit Inc.
5.20%, 09/15/33	100	105
5.50%, 09/15/53 (b)	300	323
KLA Corporation
3.30%, 03/01/50	300	227
Micron Technology, Inc.
5.38%, 04/15/28	200	206
Microsoft Corporation
3.13%, 11/03/25	680	673
3.40%, 06/15/27	200	199
2.53%, 06/01/50 (b)	377	259
2.92%, 03/17/52	210	154
2.68%, 06/01/60	179	118
3.04%, 03/17/62	220	158
Motorola Solutions, Inc.
4.60%, 05/23/29	300	303
NVIDIA Corporation
1.55%, 06/15/28	300	277
3.50%, 04/01/40	300	265
Oracle Corporation
2.65%, 07/15/26	500	486
3.25%, 11/15/27	210	204
2.88%, 03/25/31	230	209
6.25%, 11/09/32	110	122
3.90%, 05/15/35	350	323
3.80%, 11/15/37 (b)	200	177
3.60%, 04/01/40	400	333
4.50%, 07/08/44	200	181
4.13%, 05/15/45	200	170
6.90%, 11/09/52	105	127
5.55%, 02/06/53	95	97
4.38%, 05/15/55	310	265
4.10%, 03/25/61	235	185
Qualcomm Incorporated
5.40%, 05/20/33	200	216
4.65%, 05/20/35	60	61
4.50%, 05/20/52 (b)	250	230
6.00%, 05/20/53	100	113
Roper Technologies, Inc.
1.40%, 09/15/27	300	278
TD SYNNEX Corporation
1.75%, 08/09/26 (g)	200	190
2.65%, 08/09/31 (g)	200	171
Texas Instruments Incorporated
4.90%, 03/14/33	100	105
4.85%, 02/08/34	250	260
4.15%, 05/15/48	75	67
5.00%, 03/14/53	200	202
VMware LLC
4.70%, 05/15/30 (g)	250	252
		19,792
Industrials 1.8%
3M Company
2.38%, 08/26/29	690	635
Air Lease Corporation
2.20%, 01/15/27	200	190
5.30%, 02/01/28	300	308
Allegion US Holding Company Inc.
3.55%, 10/01/27	300	293
Boeing Company, The
2.70%, 02/01/27	125	119
5.04%, 05/01/27 (g)	100	100
2.95%, 02/01/30	125	112
5.15%, 05/01/30 (g)	285	286
6.53%, 05/01/34 (g) (h)	400	429
5.88%, 02/15/40	25	25
5.71%, 05/01/40 (g)	500	487
3.90%, 05/01/49	40	29
3.95%, 08/01/59	125	85
Burlington Northern Santa Fe, LLC
6.15%, 05/01/37	100	114
5.75%, 05/01/40	400	438

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Canadian National Railway Company
3.65%, 02/03/48	300	248
Canadian Pacific Kansas City Limited
3.50%, 05/01/50	300	233
6.13%, 09/15/15	90	99
Carrier Global Corporation
2.72%, 02/15/30	125	116
5.90%, 03/15/34	208	227
3.58%, 04/05/50 (b)	104	82
Caterpillar Inc.
3.25%, 04/09/50 (b)	250	191
CSX Corporation
3.80%, 03/01/28 (b)	300	298
5.50%, 04/15/41 (b)	205	217
4.30%, 03/01/48	50	45
3.95%, 05/01/50	300	254
Cummins Inc.
1.50%, 09/01/30	300	259
2.60%, 09/01/50	200	130
Deere & Company
3.90%, 06/09/42	200	179
Dover Corporation
5.38%, 03/01/41	150	154
Eaton Corporation
4.15%, 11/02/42	100	91
Equifax Inc.
3.10%, 05/15/30	250	234
FedEx Corporation
3.25%, 04/01/26	300	296
4.25%, 05/15/30	300	300
3.88%, 08/01/42	200	167
5.25%, 05/15/50	100	99
Fortune Brands Innovations, Inc.
5.88%, 06/01/33 (b)	200	215
GATX Corporation
6.90%, 05/01/34	200	228
General Dynamics Corporation
3.75%, 05/15/28	300	298
General Electric Company
6.88%, 01/10/39	300	360
Honeywell International Inc.
1.10%, 03/01/27	300	281
1.75%, 09/01/31	250	215
3.81%, 11/21/47	300	253
Howmet Aerospace Inc.
3.00%, 01/15/29	300	284
Kennametal Inc.
4.63%, 06/15/28	100	100
L3Harris Technologies, Inc.
2.90%, 12/15/29	300	280
5.05%, 04/27/45	250	246
Lockheed Martin Corporation
3.55%, 01/15/26	100	99
4.50%, 05/15/36	105	105
4.07%, 12/15/42	243	220
4.09%, 09/15/52	107	94
Norfolk Southern Corporation
2.30%, 05/15/31	300	266
2.90%, 08/25/51	250	169
5.95%, 03/15/64	100	111
Northrop Grumman Corporation
3.25%, 01/15/28	150	146
3.85%, 04/15/45	250	211
Otis Worldwide Corporation
3.11%, 02/15/40	300	241
Owens Corning
3.50%, 02/15/30	200	190
Parker-Hannifin Corporation
4.00%, 06/14/49	40	34
Quanta Services, Inc.
4.75%, 08/09/27	200	202
Republic Services, Inc.
4.88%, 04/01/29	100	103
5.00%, 12/15/33 - 04/01/34	300	309
RTX Corporation
3.13%, 05/04/27	400	390
4.13%, 11/16/28	395	394
6.10%, 03/15/34	250	276
4.50%, 06/01/42	300	280
4.80%, 12/15/43	25	24
4.05%, 05/04/47	200	171
4.63%, 11/16/48	90	83
6.40%, 03/15/54	200	236
Snap-on Incorporated
3.25%, 03/01/27	250	246
Southwest Airlines Co.
5.13%, 06/15/27	200	203
2.63%, 02/10/30	600	543
Textron Inc.
6.10%, 11/15/33	200	216
Trane Technologies Luxembourg Finance S.A.
3.50%, 03/21/26	200	198
3.80%, 03/21/29	200	197
4.50%, 03/21/49	200	184
Uber Technologies, Inc.
4.80%, 09/15/34	300	299
Union Pacific Corporation
3.95%, 09/10/28	300	300
4.50%, 01/20/33	100	101
3.84%, 03/20/60	445	355
3.80%, 04/06/71	50	38
3.85%, 02/14/72	80	62
United Parcel Service, Inc.
6.20%, 01/15/38	350	400
3.75%, 11/15/47	70	57
5.60%, 05/22/64	200	214
Veralto Corporation
5.35%, 09/18/28	300	312
Verisk Analytics, Inc.
5.75%, 04/01/33	200	215
W.W. Grainger, Inc.
4.60%, 06/15/45	200	190
Waste Connections, Inc.
5.00%, 03/01/34 (b)	250	257
Waste Management, Inc.
1.15%, 03/15/28	300	273
4.15%, 07/15/49	50	44
		19,587
Consumer Staples 1.8%
Altria Group, Inc.
4.80%, 02/14/29	180	182
5.80%, 02/14/39	110	116
4.50%, 05/02/43	200	178
5.95%, 02/14/49	400	418
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	482	484
4.90%, 02/01/46	300	295
Anheuser-Busch InBev Worldwide Inc.
4.75%, 01/23/29	280	287
3.50%, 06/01/30	110	107
5.45%, 01/23/39 (b)	500	535
4.44%, 10/06/48	362	336
5.80%, 01/23/59	295	332
Archer-Daniels-Midland Company
2.50%, 08/11/26	300	292
B.A.T Capital Corporation
3.22%, 09/06/26	250	245
2.73%, 03/25/31 (b)	300	267
4.39%, 08/15/37	150	136
4.54%, 08/15/47	100	84
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	500	481
Brown-Forman Corporation
4.75%, 04/15/33 (b)	100	102
California Institute of Technology
4.32%, 08/01/45	40	38
Campbell Soup Company
4.15%, 03/15/28	300	300

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
5.40%, 03/21/34	200	209
Church & Dwight Co., Inc.
3.15%, 08/01/27	200	196
3.95%, 08/01/47	200	168
Coca-Cola Company, The
2.13%, 09/06/29	250	230
1.38%, 03/15/31	300	255
2.25%, 01/05/32	350	311
3.00%, 03/05/51	300	220
5.30%, 05/13/54	300	319
Conagra Brands, Inc.
1.38%, 11/01/27	300	275
5.30%, 11/01/38	55	55
5.40%, 11/01/48	55	54
Constellation Brands, Inc.
3.15%, 08/01/29	400	380
Costco Wholesale Corporation
3.00%, 05/18/27	80	79
1.38%, 06/20/27	300	281
Dollar General Corporation
5.45%, 07/05/33 (b)	200	204
Dollar Tree, Inc.
4.20%, 05/15/28	90	89
General Mills, Inc.
4.20%, 04/17/28	105	105
Haleon US Capital LLC
4.00%, 03/24/52	250	213
Kenvue Inc.
5.35%, 03/22/26	200	204
5.00%, 03/22/30	200	209
4.90%, 03/22/33	100	103
5.05%, 03/22/53	200	206
5.20%, 03/22/63	100	103
Keurig Dr Pepper Inc.
5.10%, 03/15/27	200	205
5.20%, 03/15/31 (b)	200	209
4.50%, 04/15/52	100	91
Kraft Heinz Foods Company
3.88%, 05/15/27	200	199
5.00%, 06/04/42	400	391
4.38%, 06/01/46	200	177
Kroger Co., The
4.50%, 01/15/29	300	303
7.50%, 04/01/31	150	174
4.45%, 02/01/47	300	263
Massachusetts Institute of Technology
5.60%, 07/01/11	100	112
4.68%, 07/01/14	250	237
McCormick & Company, Incorporated
0.90%, 02/15/26	405	387
1.85%, 02/15/31 (b)	300	256
Mead Johnson Nutrition Company
4.60%, 06/01/44	200	184
Molson Coors Beverage Company
3.00%, 07/15/26	500	491
PepsiCo Singapore Financing I Pte. Ltd.
4.70%, 02/16/34	250	255
PepsiCo, Inc.
3.00%, 10/15/27	500	489
3.45%, 10/06/46	90	73
2.75%, 10/21/51	50	34
3.88%, 03/19/60	400	336
Philip Morris International Inc.
4.75%, 02/12/27	250	254
4.38%, 11/15/41	300	273
RELX Capital Inc.
4.00%, 03/18/29 (b)	300	297
Reynolds American Inc.
5.70%, 08/15/35	100	104
Southern California, University of
3.03%, 10/01/39	450	379
5.25%, 10/01/11	20	21
Sysco Corporation
5.95%, 04/01/30 (g)	266	286
6.00%, 01/17/34	200	219
6.60%, 04/01/50 (g)	300	352
The Board of Trustees of The Leland Stanford Junior University
3.65%, 05/01/48	20	17
The Estee Lauder Companies Inc.
5.00%, 02/14/34 (b)	250	259
3.13%, 12/01/49	225	163
The J. M. Smucker Company
3.38%, 12/15/27	250	244
Tyson Foods, Inc.
5.15%, 08/15/44	200	191
Unilever Capital Corporation
1.38%, 09/14/30	500	428
University of Notre Dame du Lac
3.44%, 02/15/45	250	211
University of Washington
3.52%, 04/15/54	100	80
Walmart Inc.
4.00%, 04/15/26	200	201
3.90%, 04/15/28	200	201
3.70%, 06/26/28	185	185
3.63%, 12/15/47	300	252
4.50%, 09/09/52 - 04/15/53	300	290
		19,456
Communication Services 1.7%
Alphabet Inc.
2.00%, 08/15/26	300	291
1.10%, 08/15/30	280	241
2.25%, 08/15/60 (b)	225	138
America Movil, S.A.B. De C.V.
6.38%, 03/01/35	100	112
4.38%, 07/16/42	200	181
AT&T Inc.
2.30%, 06/01/27 (b)	500	477
4.35%, 03/01/29 - 06/15/45	255	245
2.55%, 12/01/33	751	634
4.50%, 05/15/35 - 03/09/48	1,606	1,509
3.65%, 06/01/51 - 09/15/59	706	531
British Telecommunications Public Limited Company
9.63%, 12/15/30 (g) (j)	250	316
Charter Communications Operating, LLC
6.65%, 02/01/34	250	262
6.55%, 06/01/34	300	312
6.48%, 10/23/45	210	203
5.75%, 04/01/48	100	87
4.80%, 03/01/50	200	153
5.25%, 04/01/53	200	163
4.40%, 12/01/61	75	51
5.50%, 04/01/63	300	243
Comcast Corporation
4.15%, 10/15/28	650	651
4.55%, 01/15/29 (b)	100	102
6.50%, 11/15/35 (b)	100	115
6.95%, 08/15/37	250	298
3.90%, 03/01/38	70	63
4.00%, 08/15/47 - 03/01/48	410	345
4.70%, 10/15/48	365	345
2.45%, 08/15/52	750	456
5.50%, 05/15/64	120	124
Deutsche Telekom International Finance B.V.
8.75%, 06/15/30 (g) (j)	300	362
Electronic Arts Inc.
2.95%, 02/15/51 (b)	300	207
Fox Corporation
6.50%, 10/13/33	200	218
5.48%, 01/25/39	65	65
5.58%, 01/25/49	80	79
Meta Platforms, Inc.
4.80%, 05/15/30	100	104
4.55%, 08/15/31	200	205
4.95%, 05/15/33	85	89
5.60%, 05/15/53	200	217
5.75%, 05/15/63	165	181

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Omnicom Group Inc.
2.60%, 08/01/31	375	333
Orange
5.38%, 01/13/42	100	102
5.50%, 02/06/44	300	311
Paramount Global
7.88%, 07/30/30	125	137
Rogers Communications Inc.
3.63%, 12/15/25	300	297
3.70%, 11/15/49	250	189
4.55%, 03/15/52	300	259
Telefonica Emisiones SA
5.52%, 03/01/49	300	297
Telefonica Europe B.V.
8.25%, 09/15/30	250	294
T-Mobile USA, Inc.
2.05%, 02/15/28	900	838
3.88%, 04/15/30	435	423
2.55%, 02/15/31	400	356
4.50%, 04/15/50	160	142
5.75%, 01/15/54	200	212
3.60%, 11/15/60	100	73
5.80%, 09/15/62	100	106
TWDC Enterprises 18 Corp.
7.00%, 03/01/32	50	58
Verizon Communications Inc.
4.13%, 03/16/27 (b)	300	300
4.33%, 09/21/28	400	402
4.02%, 12/03/29	982	969
1.75%, 01/20/31	130	111
2.36%, 03/15/32 (b)	250	215
3.40%, 03/22/41	215	176
3.70%, 03/22/61	405	307
Vodafone Group Public Limited Company
5.25%, 05/30/48	175	172
4.25%, 09/17/50	75	62
5.13%, 06/19/59 (b)	110	103
5.75%, 02/10/63	50	50
Walt Disney Company, The
2.00%, 09/01/29	625	568
6.20%, 12/15/34	50	57
2.75%, 09/01/49	225	153
3.80%, 05/13/60	350	279
		18,726
Consumer Discretionary 1.2%
Amazon.com, Inc.
3.30%, 04/13/27	165	163
3.15%, 08/22/27	740	726
1.65%, 05/12/28	400	370
1.50%, 06/03/30	130	114
3.60%, 04/13/32	135	131
3.88%, 08/22/37	170	160
2.50%, 06/03/50	200	132
2.70%, 06/03/60	55	35
3.25%, 05/12/61	240	175
4.10%, 04/13/62	160	138
Aptiv PLC
4.65%, 09/13/29	300	298
5.75%, 09/13/54	300	289
AutoZone, Inc.
3.75%, 06/01/27	200	198
Discovery Communications, LLC
3.95%, 03/20/28	105	100
3.63%, 05/15/30	400	360
5.20%, 09/20/47	75	60
eBay Inc.
1.40%, 05/10/26	300	287
3.65%, 05/10/51	15	12
Ford Motor Company
7.40%, 11/01/46	300	331
General Motors Company
5.00%, 04/01/35	200	194
5.15%, 04/01/38	70	67
Hasbro, Inc.
6.35%, 03/15/40	300	322
Home Depot, Inc. , The
3.00%, 04/01/26	500	493
1.38%, 03/15/31	300	253
4.50%, 09/15/32	200	204
5.88%, 12/16/36	600	671
3.13%, 12/15/49	200	148
4.95%, 09/15/52	150	150
3.50%, 09/15/56	200	154
Leggett & Platt, Incorporated
4.40%, 03/15/29	200	192
Lowe`s Companies, Inc.
1.70%, 09/15/28 - 10/15/30	700	617
3.65%, 04/05/29	75	73
2.80%, 09/15/41	300	220
3.00%, 10/15/50	300	204
5.80%, 09/15/62	105	110
Magna International Inc.
5.98%, 03/21/26	200	200
Marriott International, Inc.
3.13%, 06/15/26	500	490
5.30%, 05/15/34	250	257
McDonald's Corporation
3.70%, 01/30/26	175	174
4.88%, 12/09/45	165	160
3.63%, 09/01/49	200	158
5.45%, 08/14/53	300	313
NIKE, Inc.
2.85%, 03/27/30	400	377
O'Reilly Automotive, Inc.
5.75%, 11/20/26	100	103
1.75%, 03/15/31	300	254
Spectrum Management Holding Company, LLC
6.75%, 06/15/39	300	300
Starbucks Corporation
4.00%, 11/15/28	200	199
2.55%, 11/15/30	500	453
5.00%, 02/15/34	250	257
4.50%, 11/15/48	200	180
4.45%, 08/15/49	50	44
Toyota Motor Corporation
3.67%, 07/20/28	200	199
Warnermedia Holdings, Inc.
3.76%, 03/15/27	300	290
5.39%, 03/15/62	500	384
		12,943
Real Estate 1.0%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29	250	250
4.85%, 04/15/49	300	275
5.63%, 05/15/54	300	308
American Tower Corporation
1.60%, 04/15/26	300	288
1.50%, 01/31/28	500	456
3.80%, 08/15/29	90	88
2.70%, 04/15/31	375	335
5.65%, 03/15/33	200	211
AvalonBay Communities, Inc.
2.45%, 01/15/31	350	312
5.35%, 06/01/34	200	209
Boston Properties Limited Partnership
2.90%, 03/15/30	200	180
COPT Defense Properties
2.00%, 01/15/29	450	400
Crown Castle Inc.
3.70%, 06/15/26	140	138
3.65%, 09/01/27	80	78
5.80%, 03/01/34	300	318
3.25%, 01/15/51	50	36
Equinix, Inc.
1.45%, 05/15/26 (b)	300	287
3.40%, 02/15/52	300	219

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
ERP Operating Limited Partnership
2.50%, 02/15/30	200	183
GLP Financing, LLC
5.38%, 04/15/26	150	150
5.75%, 06/01/28	300	308
6.75%, 12/01/33	200	220
Healthpeak OP, LLC
5.25%, 12/15/32	150	155
6.75%, 02/01/41	200	228
Kimco Realty OP, LLC
2.70%, 10/01/30	200	182
Mid-America Apartments, L.P.
1.10%, 09/15/26	350	330
NNN REIT, Inc.
3.10%, 04/15/50	200	137
ProLogis, L.P.
2.13%, 04/15/27	100	95
2.25%, 04/15/30	175	158
4.63%, 01/15/33	100	101
4.75%, 06/15/33 (b)	100	101
3.00%, 04/15/50	35	25
Public Storage, Inc.
1.85%, 05/01/28 (b)	300	278
Realty Income Corporation
4.13%, 10/15/26	250	250
4.85%, 03/15/30 (b)	300	307
Rexford Industrial Realty, L.P.
2.15%, 09/01/31	500	422
Simon Property Group, L.P.
3.30%, 01/15/26	250	247
2.65%, 07/15/30	200	183
5.50%, 03/08/33	100	106
3.25%, 09/13/49	65	47
3.80%, 07/15/50	200	159
5.85%, 03/08/53	100	107
Store Capital LLC
4.50%, 03/15/28	200	196
Sun Communities Operating Limited Partnership
5.70%, 01/15/33	300	309
Tanger Properties Limited Partnership
2.75%, 09/01/31	200	172
UDR, Inc.
2.10%, 08/01/32	200	165
Ventas Realty, Limited Partnership
3.00%, 01/15/30	200	186
Welltower Inc.
4.95%, 09/01/48	150	145
Weyerhaeuser Company
7.38%, 03/15/32	57	66
		10,106
Materials 0.7%
Air Products and Chemicals, Inc.
4.60%, 02/08/29	300	307
4.85%, 02/08/34	250	258
Albemarle Corporation
5.45%, 12/01/44	150	141
Avery Dennison Corporation
5.75%, 03/15/33	200	215
BHP Billiton Finance (USA) Limited
5.25%, 09/08/33	75	79
Dow Chemical Company, The
4.63%, 10/01/44	250	226
DuPont de Nemours, Inc.
4.73%, 11/15/28	200	204
5.32%, 11/15/38	54	59
5.42%, 11/15/48	115	127
Ecolab Inc.
1.30%, 01/30/31	300	252
2.13%, 08/15/50	200	119
2.75%, 08/18/55	75	50
EIDP, Inc.
2.30%, 07/15/30	300	271
FMC Corporation
4.50%, 10/01/49	150	124
6.38%, 05/18/53	200	214
Freeport-McMoRan Inc.
5.45%, 03/15/43	300	299
LYB International Finance B.V.
5.25%, 07/15/43	300	292
LYB International Finance III, LLC
3.80%, 10/01/60	200	146
Martin Marietta Materials, Inc.
3.50%, 12/15/27	300	294
Mosaic Company, The
4.88%, 11/15/41	20	19
NewMarket Corporation
2.70%, 03/18/31	400	351
Newmont Corporation
5.88%, 04/01/35	200	218
Nucor Corporation
2.70%, 06/01/30	300	277
2.98%, 12/15/55	200	132
Nutrien Ltd.
4.90%, 03/27/28	100	102
2.95%, 05/13/30	300	279
3.95%, 05/13/50	150	121
5.80%, 03/27/53	100	106
PPG Industries, Inc.
2.80%, 08/15/29	200	187
2.55%, 06/15/30	300	274
Rio Tinto Alcan Inc.
5.75%, 06/01/35	250	273
Rio Tinto Finance (USA) plc
5.00%, 03/09/33	100	105
Sonoco Products Company
4.45%, 09/01/26	300	300
5.00%, 09/01/34 (b)	300	297
Southern Copper Corporation
7.50%, 07/27/35	150	178
Steel Dynamics, Inc.
3.25%, 10/15/50	115	81
The Sherwin-Williams Company
3.45%, 06/01/27	350	344
4.55%, 03/01/28	200	203
4.50%, 06/01/47	70	64
Vale Overseas Ltd
3.75%, 07/08/30	100	95
Westlake Corporation
3.38%, 08/15/61	200	132
		7,815
Total Corporate Bonds And Notes (cost $308,979)		281,807
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.1%
American Express Credit Account Master Trust
Series 2022-A-4, 4.95%, 10/15/25	150	151
Series 2023-A-1, 4.87%, 05/15/26	200	202
Series 2023-A-2, 4.80%, 05/15/28	300	308
Bank 2017-BNK8
Series 2017-A3-BNK8, REMIC, 3.23%, 10/15/27	137	132
Bank 2019-BNK23
Series 2019-A3-BN23, REMIC, 2.92%, 11/16/29	500	461
BBCMS Mortgage Trust 2022-C15
Series 2022-A5-C15, REMIC, 3.66%, 03/17/32 (d)	200	186
BBCMS Mortgage Trust 2023-C21
Series 2023-A5-C21, REMIC, 6.00%, 06/17/33 (d)	200	219
Benchmark 2019-B10 Mortgage Trust
Series 2019-A4-B10, REMIC, 3.72%, 03/16/29	800	774
Benchmark 2021-B25 Mortgage Trust
Series 2021-A5-B25, REMIC, 2.58%, 04/17/31	300	256
Benchmark 2021-B29 Mortgage Trust
Series 2021-A5-B29, REMIC, 2.39%, 08/15/31	300	260
Benchmark 2022-B32 Mortgage Trust
Series 2022-A5-B32, REMIC, 3.00%, 01/16/32 (d)	400	351
BMO 2023-C5 Mortgage Trust
Series 2023-A5-C5, REMIC, 5.77%, 05/17/33	350	376

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Capital One Multi-Asset Execution Trust
Series 2021-A2-A2, 1.39%, 07/15/30	300	273
Carmax Auto Owner Trust 2023-3
Series 2023-A3-3, 5.28%, 01/15/27	250	253
Carmax Auto Owner Trust 2023-4
Series 2023-A3-4, 6.00%, 04/15/27	300	308
CD 2017-CD5 Mortgage Trust
Series 2017-AS-CD5, REMIC, 3.68%, 07/16/27 (d)	300	280
CFCRE 2017-C8 Mortgage Trust
Series 2017-A4-C8, REMIC, 3.57%, 05/17/27	750	717
Chase Issuance Trust
Series 2024-A-A2, 4.63%, 01/16/29	200	205
Citigroup Commercial Mortgage Trust 2019-C7
Series 2019-A4-C7, REMIC, 3.10%, 12/17/29	300	281
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-AS-GC46, REMIC, 2.92%, 02/15/30 (d)	500	450
Discover Card Execution Note Trust
Series 2023-A-A1, 4.31%, 03/16/26	250	250
Ford Credit Auto Lease Trust 2024-B
Series 2024-A4-B, 4.99%, 01/15/27	200	203
GM Financial Consumer Automobile Receivables Trust 2023-1
Series 2023-A3-1, 4.66%, 08/17/26	200	201
GS Mortgage Securities Trust 2019-GC42
Series 2019-A4-GC42, REMIC, 3.00%, 09/12/29	200	184
GS Mortgage Securities Trust 2019-GSA1
Series 2019-A4-GSA1, REMIC, 3.05%, 10/15/29	100	94
GS Mortgage Securities Trust 2020-GC45
Series 2020-AS-GC45, REMIC, 3.17%, 12/14/29	300	269
Hyundai Auto Receivables Trust 2024-B
Series 2024-A3-B, 4.84%, 11/15/27	200	203
Morgan Stanley Capital I Trust 2017-H1
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	500	488
Morgan Stanley Capital I Trust 2018-H4
Series 2018-A3-H4, REMIC, 4.04%, 10/17/28	279	274
SG Commercial Mortgage Securities Trust 2016-C5
Series 2016-A4-C5, REMIC, 3.06%, 06/12/26	1,000	961
Toyota Auto Receivables 2022-C Owner Trust
Series 2022-A4-C, 3.77%, 08/17/26	145	143
Toyota Auto Receivables 2023-A Owner Trust
Series 2023-A3-A, 4.63%, 09/15/27	250	251
Toyota Auto Receivables 2024-A Owner Trust
Series 2024-A4-A, 4.77%, 04/16/29	300	305
United Airlines 2014-2 Pass-Through Trust
Series 2014-A-2, 3.75%, 09/03/26	100	98
Verizon Master Trust
Series 2022-A-6, 3.67%, 07/21/25	300	298
Volkswagen Auto Loan Enhanced Trust 2023-1
Series 2023-A3-1, 5.02%, 06/20/28	100	101
Wells Fargo Commercial Mortgage Trust 2018-C44
Series 2018-A5-C44, REMIC, 4.21%, 04/17/28	1,000	980
World Omni Auto Receivables Trust 2021-C
Series 2021-A4-C, 0.64%, 09/15/27	250	242
World Omni Auto Receivables Trust 2023-B
Series 2023-A3-B, 4.66%, 09/15/26	200	201
World Omni Auto Receivables Trust 2024-B
Series 2024-A3-B, 5.27%, 03/15/28	200	205
Total Non-U.S. Government Agency Asset-Backed Securities (cost $13,030)		12,394
SHORT TERM INVESTMENTS 5.2%
Investment Companies 4.7%
JNL Government Money Market Fund - Class I, 4.82% (k) (l)	50,692	50,692
Securities Lending Collateral 0.5%
JNL Government Money Market Fund - Class SL, 4.92% (k) (l)	5,064	5,064
Total Short Term Investments (cost $55,756)		55,756
Total Investments 105.0% (cost $1,199,653)		1,134,688
Total Forward Sales Commitments (0.6)% (proceeds $6,664)		(6,650)
Other Assets and Liabilities, Net (4.4)%		(47,250)
Total Net Assets 100.0%		1,080,788

(a) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2024, the total payable for investments purchased on a delayed delivery basis was $53,484.

(b) All or a portion of the security was on loan as of September 30, 2024.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Convertible security.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(h) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2024, the value and the percentage of net assets of these securities was $1,712 and 0.2% of the Fund.

(i) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL Bond Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Synchrony Bank, 5.63%, 08/23/27	08/12/24	403	407	—

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.6%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.6%)
Mortgage-Backed Securities (0.6%)
Federal National Mortgage Association, Inc.
TBA, 2.50%, 10/15/39 (a)	(650)	(610)
TBA, 1.50%, 11/15/39 (a)	(50)	(45)
TBA, 1.50%, 10/15/54 (a)	(75)	(59)
TBA, 2.50%, 10/15/54 (a)	(4,025)	(3,476)
TBA, 3.00%, 10/15/54 (a)	(875)	(786)
TBA, 3.50%, 10/15/54 (a)	(125)	(117)
TBA, 2.50%, 11/15/54 (a)	(225)	(195)
TBA, 3.00%, 11/15/54 (a)	(100)	(90)
TBA, 3.50%, 11/15/54 (a)	(50)	(47)
Government National Mortgage Association
TBA, 2.50%, 10/15/54 (a)	(325)	(286)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
TBA, 3.00%, 10/15/54 (a)	(750)	(684)
TBA, 3.50%, 10/15/54 (a)	(150)	(141)
TBA, 2.50%, 11/15/54 (a)	(50)	(44)
TBA, 3.00%, 11/15/54 (a)	(25)	(23)
TBA, 3.50%, 11/15/54 (a)	(50)	(47)
Total Government And Agency Obligations (proceeds $6,664)		(6,650)
Total Forward Sales Commitments (0.6%) (proceeds $6,664)		(6,650)

(a) All or a portion of the security was sold on a delayed delivery basis. As of September 30, 2024, the total proceeds for investments sold on a delayed delivery basis was $6,664.

JNL Bond Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	42,289	87,136	78,733	1,760	—	—	50,692	4.7
JNL Government Money Market Fund, 4.92% - Class SL	6,782	29,328	31,046	186	—	—	5,064	0.5
	49,071	116,464	109,779	1,946	—	—	55,756	5.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Bond Index Fund
Assets - Securities
Government And Agency Obligations	—	784,731	—	784,731
Corporate Bonds And Notes	—	281,807	—	281,807
Non-U.S. Government Agency Asset-Backed Securities	—	12,394	—	12,394
Short Term Investments	55,756	—	—	55,756
	55,756	1,078,932	—	1,134,688
Liabilities - Securities
Government And Agency Obligations	—	(6,650)	—	(6,650)
	—	(6,650)	—	(6,650)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL Emerging Markets Index Fund
COMMON STOCKS 98.5%
China 25.5%
360 Security Technology Inc. - Class A	25	31
37 Interactive Entertainment Network Technology Group Co., Ltd. - Class A	7	19
AAC Technologies Holdings Inc.	68	276
ACM Research (Shanghai), Inc. - Class A	2	30
AECC Aero-Engine Control Co., Ltd. - Class A	11	33
Agricultural Bank of China Limited - Class H	2,842	1,327
AIMA Technology Group Co., Ltd. - Class A	6	32
Aisino Co.Ltd. - Class A	17	25
Akeso Inc. (a)	51	448
Alibaba Group Holding Limited (b)	1,636	22,030
Alibaba Health Information Technology Limited (a) (c)	474	320
Aluminum Corporation of China Limited - Class A	64	80
Aluminum Corporation of China Limited - Class H	366	288
Amlogic (Shanghai) Co., Ltd. - Class A	3	34
Andon Health Co., Ltd. - Class A	5	30
Angel Yeast Co., Ltd. - Class A	9	44
Anhui Conch Cement Company Limited - Class A	39	146
Anhui Conch Cement Company Limited - Class H	108	315
Anhui Gujing Distillery Company Limited - Class A	3	80
Anhui Gujing Distillery Company Limited - Class B	10	161
Anhui Jianghuai Automobile Group Co., Ltd. - Class A	19	69
Anhui Kouzi Distillery Co., Ltd. - Class A	7	45
Anhui Yingjia Gongjiu Co. Ltd. - Class A	6	59
Anjing Food Group Co., Ltd. - Class A	3	36
ANTA Sports Products Limited	140	1,668
Aojie Technology Co., Ltd. - Class A (a)	3	17
APT Medical Inc. - Class A	1	52
Asia-Potash International Investment (Guangzhou)Co., Ltd. - Class A (a)	10	27
Asymchem Laboratories (Tianjin) Co., Ltd. - Class A	4	41
Atour Lifestyle Holdings Limited - ADR	6	157
Autobio Diagnostics Co., Ltd. - Class A	5	37
Avary Holding (Shenzhen) Co., Ltd - Class A	12	60
Avic Capital Co., Ltd. - Class A	97	51
AviChina Industry & Technology Company Limited - Class H	257	125
Avicopter PLC - Class A	6	38
Baic Bluepark New Energy Technology Co., Ltd. - Class A (a)	27	31
Baidu, Inc. - Class A (a) (b)	230	3,000
Baiyin Nonferrous Group Co., Ltd. - Class A	45	21
Bank of Beijing Co., Ltd. - Class A	152	127
Bank of Changsha Co., Ltd. - Class A	34	40
Bank of Chengdu Co., Ltd. - Class A	40	90
Bank of China Limited - Class H	8,159	3,813
Bank of Communications Co., Ltd. - Class A	295	310
Bank of Communications Co., Ltd. - Class H	814	619
Bank of Jiangsu Co., Ltd. - Class A	153	183
Bank of Nanjing Co., Ltd. - Class A	74	116
Bank of Ningbo Co., Ltd. - Class A	51	185
Bank of Shanghai Co., Ltd. - Class A	144	161
Bank of Suzhou Co., Ltd. - Class A	29	34
Baoshan Iron & Steel Co., Ltd. - Class A	161	159
Baotou Iron&Steel (Group) Co., Ltd. - Class A (a)	473	116
BBMG Corporation - Class A	58	15
BeiGene, Ltd. (a) (b)	71	1,282
Beijing Dabeinong Technology Group Co., Ltd. - Class A	46	32
Beijing Enterprises Holdings Limited	44	158
Beijing Enterprises Water Group Limited	356	110
Beijing Huaer Company Limited - Class A	48	61
Beijing Huafeng Test & Control Technology Co., Ltd. - Class A	1	21
Beijing Hualian Hypermarket Co., Ltd. - Class A	25	15
Beijing Jingneng Power Co. , Ltd. - Class A	47	25
Beijing Kingsoft Office Software Co., Ltd - Class A	4	142
Beijing New Building Material (Group) Co., Ltd. - Class A	7	30
Beijing Roborock Technology Co., Ltd. - Class A	1	42
Beijing Shiji Information Technology Co., Ltd. - Class A	5	5
Beijing Shougang Co., Ltd. - Class A	34	16
Beijing Tiantan Biological Products Corporation Limited - Class A	12	42
Beijing Tongrentang Co., Ltd. - Class A	13	74
Beijing United Information Technology Co., Ltd. - Class A	6	21
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. - Class A	6	71
Beijing Yanjing Brewery Co., Ltd. - Class A	23	37
Beijing Zhonggong Education Technology Co., Ltd. - Class A (a)	49	19
Beiqi Foton Motor Co., Ltd. - Class A (a)	65	25
Bethel Automotive Safety Systems Co., Ltd - Class A	5	35
Bicycle Club Joint Venture, L.P. - Class A (a)	—	1
Bilibili Inc (a)	25	576
Bloomage Biotechnology Corporation Limited - Class A	2	24
Bluestar Adisseo Co., Ltd - Class A	24	39
BNP Paribas Emissions- und Handelsgesellschaft mbH - Class A	12	25
BOC International (China) Co., Ltd. - Class A	25	45
BOE Technology Group Co., Ltd. - Class A	193	122
Bosideng International Holdings Limited	388	222
BYD Company Limited - Class A	13	564
BYD Company Limited - Class H	104	3,734
BYD Electronic (International) Company Limited	74	307
Caida Securities Co., Ltd. - Class A	33	37
Caitong Securities Co., Ltd. - Class A	50	61
Cambricon Technologies Corporation Limited - Class A (a)	2	98
Cathay Biotech, Inc. - Class A	2	14
CGN Power Co., Ltd. - Class A	122	78
CGN Power Co., Ltd. - Class H (b)	1,076	413
Chacha Food Company, Limited - Class A	4	19
Changchun BCHT Biotechnology Co. - Class A	3	12
Changchun High-Tech Industries (Group) Inc. - Class A	4	67
Changjiang Securities Co., Ltd. - Class A	59	60
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	3	61
Chifeng Jilong Gold Mining Co., Ltd. - Class A	11	32
China Aviation Power Co., Ltd. - Class A	18	104
China Baoan Group Co., Ltd. - Class A	31	43
China CITIC Bank Corporation Limited - Class A	169	168
China CITIC Bank Corporation Limited - Class H	944	600
China Coal Energy Company Limited - Class A	19	41
China Coal Energy Company Limited - Class H	195	242
China Construction Bank Corporation - Class A	68	76
China Construction Bank Corporation - Class H	9,948	7,442
China CSSC Holdings Limited - Class A	32	191
China Eastern Airlines Corporation Limited - Class A (a)	150	88
China Eastern Airlines Corporation Limited - Class H (a) (c)	58	18
China Energy Engineering Corporation Limited - Class A	264	90
China Energy Engineering Corporation Limited - Class H	658	83
China Everbright Bank Company Limited - Class A	319	163
China Everbright Bank Company Limited - Class H	326	110
China Everbright Environment Group Limited	412	197
China Feihe Limited (b)	396	298
China Film Co., Ltd. - Class A	18	31
China First Heavy Industries - Class A (a)	53	22
China Galaxy Securities Co., Ltd. - Class A	36	78
China Galaxy Securities Co., Ltd. - Class H	399	371
China Gas Holdings Limited	280	259
China Hainan Rubber Industry Group Co., Ltd. - Class A	33	28
China Hongqiao Group Limited	267	440
China Huishan Dairy Holdings Company Limited (a) (d)	946	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
China International Capital Corporation Limited - Class A	17	94
China International Capital Corporation Limited - Class H (b)	147	259
China International Marine Containers (Group) Co., Ltd. - Class A	30	38
China International Marine Containers (Group) Co., Ltd. - Class H	44	34
China Jushi Co., Ltd. - Class A	41	69
China Life Insurance Company Limited - Class H	756	1,492
China Literature Limited (a) (b)	47	195
China Longyuan Power Group Corporation Limited - Class A	29	70
China Longyuan Power Group Corporation Limited - Class H	302	271
China Medical System Holdings Limited	148	170
China Mengniu Dairy Company Limited	308	725
China Merchants Bank Co., Ltd. - Class A	160	851
China Merchants Bank Co., Ltd. - Class H	383	1,855
China Merchants Energy Shipping Co., Ltd. - Class A	68	78
China Merchants Expressway Network & Technology Holdings Co., Ltd. - Class A	43	77
China Merchants Port Holdings Company Limited	108	172
China Merchants Securities Co., Ltd. - Class A	29	79
China Merchants Securities Co., Ltd. - Class H (b)	82	95
China Merchants Shekou Industrial Zone Holdings Co., Ltd - Class A	70	121
China Minsheng Banking Corp., Ltd. - Class A	297	170
China Minsheng Banking Corp., Ltd. - Class H	654	266
China Molybdenum Co., Ltd - Class A	116	142
China Molybdenum Co., Ltd - Class H	341	331
China National Medicines Corporation Ltd. - Class A	7	34
China National Nuclear Power Co Ltd - Class A	144	229
China National Software and Service Company Limited - Class A (a)	8	45
China Northern Rare Earth (Group) High-Tech Co., Ltd. - Class A	19	56
China Oilfield Services Limited - Class A	22	50
China Oilfield Services Limited - Class H	170	156
China Overseas Land & Investment Limited	385	773
China Pacific Insurance (Group) Co., Ltd. - Class A	51	283
China Pacific Insurance (Group) Co., Ltd. - Class H	265	939
China Petroleum & Chemical Corporation - Class A	314	310
China Petroleum & Chemical Corporation - Class H	2,328	1,433
China Petroleum Engineering Corporation - Class A	45	23
China Power International Development Limited	446	212
China Railway Construction Group Co., Ltd. - Class A	32	19
China Railway Group Limited - Class A	124	115
China Railway Group Limited - Class H	401	208
China Railway Hi-Tech Industry Corporation Limited - Class A	20	24
China Railway Signal & Communication Corporation Limited - Class A	63	57
China Railway Signal & Communication Corporation Limited - Class H	178	74
China Rare Earth Resources and Technology Co., Ltd. - Class A	9	38
China Resources Gas Group Limited	95	379
China Resources Land Limited	289	1,039
China Resources Microelectronics Limited - Class A	10	66
China Resources Mixc Lifestyle Services Limited (b)	70	310
China Resources Pharmaceutical Group Limited (b)	219	169
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. - Class A	4	30
China Science Publishing & Media Ltd. - Class A	7	21
China Securities Co., Ltd. - Class A	34	129
China Shenhua Energy Company Limited - Class A	51	314
China Shenhua Energy Company Limited - Class H	344	1,533
China Southern Airlines Company Limited - Class A (a)	130	120
China Southern Airlines Company Limited - Class H (a)	22	10
China Southern Power Grid Co., Ltd. - Class A	32	22
China Southern Power Grid Energy Storage Co., Ltd - Class A	11	17
China Southern Power Grid Technology Co., Ltd. - Class A	3	16
China Suntien Green Energy Corporation Limited - Class A	8	9
China Suntien Green Energy Corporation Limited - Class H	198	93
China Taiping Insurance Holdings Company Limited	138	220
China Three Gorges New Energy (Group) Co., Ltd. - Class A	262	180
China Tourism Group Duty Free Corporation Limited - Class A	15	161
China Tourism Group Duty Free Corporation Limited - Class H	12	117
China Tower Corporation Limited - Class H (b)	4,576	602
China Vanke Co., Ltd. - Class A (a)	75	102
China Vanke Co., Ltd. - Class H (a)	159	150
China XD Electric Co., Ltd. - Class A	46	56
China Yangtze Power Co., Ltd. - Class A	188	806
China Zhenhua (Group) Science & Technology Co., Ltd. - Class A	6	34
China Zheshang Bank Co., Ltd. - Class A	151	63
China Zheshang Bank Co., Ltd. - Class H (b) (c)	126	36
Chongqing Brewery Co., Ltd. - Class A	5	51
Chongqing Changan Automobile Company Limited - Class A	52	109
Chongqing Changan Automobile Company Limited - Class B	179	89
Chongqing Fuling Zhacai Group Co., Ltd. - Class A	11	24
Chongqing Rural Commercial Bank Co., Ltd. - Class A	71	55
Chongqing Rural Commercial Bank Co., Ltd. - Class H	257	133
Chongqing Taiji Industry(Group) Co., Ltd - Class A	5	21
Chongqing Water Conservancy Investment (Group) Co., Ltd. - Class A	11	8
CITIC Limited	658	770
Citic Pacific Special Steel Group Co., Ltd - Class A	13	25
CITIC Securities Company Limited - Class A	98	377
CITIC Securities Company Limited - Class H	163	425
CNOOC Energy Development Co., Ltd. - Class A	52	34
CNPC Capital Company Limited - Class A	44	45
Cofco Sugar Holding Co., Ltd - Class A	15	22
Copper Sub Corporation, Inc. - Class A	29	35
COSCO SHIPPING Development Co., Ltd. - Class A	121	45
COSCO SHIPPING Development Co., Ltd. - Class H	270	36
Cosco Shipping Energy Transportation Co., Ltd. - Class A	35	80
Cosco Shipping Energy Transportation Co., Ltd. - Class H (c)	106	129
COSCO Shipping Holdings Co., Ltd - Class A	77	171
COSCO Shipping Holdings Co., Ltd - Class H	295	492
Country Garden Holdings Company Limited (a) (d)	1,293	—
Country Garden Services Holdings Company Limited	191	158
CSPC Pharmaceutical Group Limited	815	627
Daqin Railway Co., Ltd. - Class A	114	111
DaShenLin Pharmaceutical Group Co., Ltd. - Class A	8	19
Datang International Power Generation Co., Ltd. - Class A	46	19
Datang International Power Generation Co., Ltd. - Class H	364	75
DHC Software Co., Ltd. - Class A	38	31
Do-Fluoride New Materials Co., Ltd. - Class A	11	19
Dong'e Ejiao Co., Ltd. - Class A	6	48
Dongfang Electric Co., Ltd. - Class A	21	47
Dongfang Electric Co., Ltd. - Class H	40	55
Dongxing Securities Co., Ltd. - Class A	31	48
East Buy Holding Limited (a)	30	76
Eastern Air Logistics Co., Ltd. - Class A (a)	12	31
Eastroc Beverage(Group) Co., Ltd. - Class A	2	62

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Easyhome New Retail Group Corporation Limited - Class A	69	29
Ecovacs Robotics Co., Ltd. - Class A	1	4
ENN energy Holdings Limited	75	566
ENN Natural Gas Co., Ltd. - Class A	28	82
Everbright Securities Company Limited - Class A	27	74
EverDisplay Optronics (Shanghai) Co., Ltd. - Class A (a)	104	37
Eyebright Medical Technology Co., Ltd - Class A	2	25
Far East Horizon Limited	145	106
Farasis Energy (Gan Zhou) Co., Ltd. - Class A (a)	12	21
Faw Jiefang Group Co., Ltd - Class A	33	43
Flat Glass Group Co., Ltd. - Class A	12	35
Flat Glass Group Co., Ltd. - Class H	51	86
Foshan Haitian Flavouring & Food Co., Ltd. - Class A	42	284
Fosun International Limited	244	155
Founder Securities Co., Ltd. - Class A	43	57
Foxconn Industrial Internet Co., Ltd. - Class A	76	274
Fujian Kuncai Material Technology Co., Ltd. - Class A	6	27
Fujian Sunner Development Co., Ltd. - Class A	14	27
Full Truck Alliance Co. Ltd. - Class A - ADR	74	669
Fuyao Glass Industry Group Co., Ltd. - Class A	15	127
Fuyao Glass Industry Group Co., Ltd. - Class H (b)	58	388
Fuzhou Tianyu Electric Co., Ltd. - Class A (a)	45	33
Galaxycore Inc. - Class A	15	31
Gan & Lee Pharmaceuticals - Class A	4	27
Ganfeng Lithium Group Co., Ltd - Class A	3	16
Ganfeng Lithium Group Co., Ltd - Class H (b)	48	136
GCL-Poly Energy Holdings Limited (a)	2,062	368
GD Power Development Co., Ltd - Class A	113	88
Geely Automobile Holdings Limited	595	915
GEM Co., Ltd. - Class A	46	46
Gemdale Corporation - Class A	41	31
GenScript Biotech Corporation (a)	98	174
GF Securities Co., Ltd. - Class A	59	141
GF Securities Co., Ltd. - Class H	100	138
Giant Network Group Co., Ltd. - Class A	19	32
GigaDevice Semiconductor Inc. - Class A (a)	3	43
Goertek Inc. - Class A	21	68
Goldwind Science&Technology Co., Ltd. - Class A	53	75
Goldwind Science&Technology Co., Ltd. - Class H	2	2
Gongniu Group Co., Ltd. - Class A	4	43
Goodwe Technologies Co., Ltd. - Class A	2	15
Great Wall Motor Company Limited - Class A	18	75
Great Wall Motor Company Limited - Class H	243	446
Greatwall Securities Co., Ltd. Beijing Haiying Road Stock Exchange - Class A	31	40
Gree Electric Appliances, Inc. of Zhuhai - Class A	40	272
Greenland Holding Group Co., Ltd - Class A (a)	99	29
GRG Banking Equipment Co., Ltd. - Class A	25	42
Guangdong Electric Power Development Co., Ltd - Class A	34	24
Guangdong Haid Group Co., Ltd. - Class A	9	62
Guangdong No.2 Hydropower Engineering Company, Ltd. - Class A	23	13
Guangdong Yangzhiguang Industrial Co., Ltd. - Class A	31	35
Guangxi Guiguan Electric Power Co., Ltd. - Class A	17	17
Guangzhou Automobile Group Co., Ltd. - Class A	69	87
Guangzhou Automobile Group Co., Ltd. - Class H (c)	138	54
Guangzhou Baiyun International Airport Xianglong Restaurant - Class A	21	31
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class A	16	68
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class H	20	53
Guangzhou Haige Communications Group Incorporated Company - Class A	29	43
Guangzhou Kingmed Diagnostics Group Co,. Ltd. - Class A	5	26
Guangzhou Port Co., Ltd. - Class A	18	9
Guangzhou Shiyuan Electronic Technology Co., Ltd. - Class A	7	38
Guangzhou State-Owned Development Holding Co., Ltd. - Class A	24	23
Guangzhou Tinci Materials Technology Co., Ltd. - Class A	5	13
Guangzhou Yuexiu Capital Holdings Group Co., Ltd. - Class A	40	39
Guolian Securities Co., Ltd. - Class A	20	35
Guosen Securities Co., Ltd - Class A	65	110
Guotai Junan Securities Co., Ltd. - Class A (d)	34	72
Guotai Junan Securities Co., Ltd. - Class H (b) (c) (d)	68	70
Guoxuan High-Tech Co., Ltd. - Class A	14	44
H World Group Limited	200	752
Haidilao International Holding Ltd. (b)	147	353
Haier Smart Home Co., Ltd. - Class A	51	233
Haier Smart Home Co., Ltd. - Class H	235	925
Hainan Airlines Holding Co., Ltd. - Class A (a)	365	67
Haisco Pharmaceutical Group Co., Ltd. - Class A	7	35
Haitian International Holdings Limited	110	350
Haitong Securities Co., Ltd. - Class A (d)	95	119
Haitong Securities Co., Ltd. - Class H (c) (d)	215	101
Hangjin Technology Co., Ltd. - Class A	6	18
Hangzhou Bank Co., Ltd. - Class A	40	79
Hangzhou Binjiang Real Estate Group Co., Ltd. - Class A	30	48
Hangzhou First Applied Material Co., Ltd. - Class A	12	30
Hangzhou Lion Microelectronics Co., Ltd. - Class A	6	20
Hangzhou Oxygen Plant Group Co., Ltd. - Class A	8	26
Hangzhou Robam Appliances Co., Ltd. - Class A	10	32
Hangzhou Silan Microelectronics Co., Ltd. - Class A (a)	14	43
Han's Laser Technology Industry Group Co., Ltd. - Class A	11	36
Hansoh Pharmaceutical Group Company Limited (b)	102	275
Haohua Chemical Science & Technology Corp., Ltd. - Class A	7	32
Harris County School District - Class A	334	287
Hebei Hengshui Laobaigan Liquor Co., Ltd. - Class A	8	26
Hebei Sinopack Electronic Technology Co., Ltd. - Class A	2	14
Hebei Yangyuan Zhihui Beverage Co., Ltd. - Class A	11	36
Hedy Holding Co., Ltd. - Class A	105	106
Heilongjiang Agriculture Company Limited - Class A	21	44
Henan Shenhuo Coal & Power Co., Ltd. - Class A	21	58
Henan Shuanghui Investment & Development Co., Ltd. - Class A	32	124
Hengan International Group Company Limited	62	213
Hengdian Group DMEGC Magnetics Co., Ltd. - Class A	15	29
Hengli Petrochemical (Dalian) Co., Ltd. - Class A	27	59
Hengsheng Chemical Industry Co., Ltd. - Class A	11	42
Hengtong Optic-Electric Co., Ltd. - Class A	19	45
Hengyi Petrochemical Co. Ltd - Class A	39	38
Hesheng Silicon Industry Co., Ltd. - Class A	6	48
Hisense (Guangdong) Kitchen & Bath System Co., Ltd. - Class A	11	54
Hisense (Guangdong) Kitchen & Bath System Co., Ltd. - Class H (c)	33	122
Hisense Visual Technology Co., Ltd. - Class A	13	40
HLA Group Corp., Ltd. - Class A	35	38
HNA Infrastructure Investment Group Co., Ltd. - Class A (a)	104	56
Hongta Securities Co., Ltd. - Class A	25	31
Hongyuan Green Energy Co Ltd. - Class A	5	12
Hoymiles Power Electronics Inc. - Class A	1	21
Hua Hong Semiconductor Limited (b)	61	163
Hua Xia Bank Co., Limited - Class A	106	112
Huaan Securities Co., Ltd. - Class A	34	29
Huadian Power International Corporation Limited - Class A	86	73
Huadian Power International Corporation Limited - Class H (c)	108	61
Huadong Medicine Co., Ltd - Class A	18	89
Huafon Chemical Co., Ltd. - Class A	27	32

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Huagong Tech Company Limited - Class A	10	49
Huaibei Mining Co., Ltd. - Class A	21	54
Hualan Biological Engineering, Inc. - Class A	19	48
Huaneng Power International, Inc. - Class A	97	106
Huaneng Power International, Inc. - Class H	422	257
Huatai Securities Co., Ltd. - Class A	59	147
Huatai Securities Co., Ltd. - Class H (b)	100	160
Huaxi Securities Co., Ltd. - Class A	29	36
Huaxin Cement Co., Ltd. - Class A	19	38
Huayu Automotive Systems Co., Ltd. - Class A	14	35
Hubei Energy Group Co., Ltd. - Class A	52	39
Hubei Jumpcan Pharmaceutical Co., Ltd. - Class A	9	40
Hubei Xingfa Chemicals Group Co., Ltd. - Class A	13	41
Huizhou Desay SV Automotive Co., Ltd. - Class A	2	41
Humanwell Healthcare (Group) Co., Ltd - Class A	17	51
Hunan Valin Steel Co., Ltd. - Class A	59	40
Hundsun Technologies Inc. - Class A	20	64
Hygeia Healthcare Holdings Co., Limited (a) (b)	32	97
iFlytek Co., Ltd. - Class A	17	110
Industrial and Commercial Bank of China Limited - Class H	7,467	4,398
Industrial Bank Co., Ltd. - Class A	148	404
Industrial Securities Co., Ltd. - Class A	90	87
Inner Mongolia Dian Tou Energy Corporation Limited - Class A	10	28
Inner Mongolia Eerduosi Resources Co., Ltd. - Class A	14	20
Inner Mongolia Eerduosi Resources Co., Ltd. - Class B	53	49
Inner Mongolia Junzheng Energy & Chemical Group Co., Ltd. - Class A	90	58
Inner Mongolia Mengdian Huaneng Thermal Power Co., Ltd. - Class A	58	39
Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	47	191
Inner Mongolia Yitai Coal Co., Ltd. - Class B	100	214
Innovent Biologics, Inc. - Class B (a) (b)	134	806
Inspur Electronic Information Industry Co., Ltd. - Class A	6	37
iQIYI, Inc. - Class A - ADR (a)	52	148
IRAY Technology Company Limited - Class A	1	23
J&T Global Express Limited (a)	497	444
JA Solar Technology Co., Ltd. - Class A	3	7
Jason Furniture (Hangzhou) Co., Ltd. - Class A	7	31
Jcet Group Co., Ltd. - Class A	17	86
JCHX Mining Management Co., Ltd. - Class A	6	40
JD Health International Inc. (a) (b)	106	464
JD Logistics, Inc. (a)	255	450
JD.com, Inc. - Class A	251	5,154
Jiangsu Broadcasting Cable Information Networkcorporation Limited - Class A	45	21
Jiangsu Eastern Shenghong Co., Ltd. - Class A	46	60
Jiangsu Expressway Company Limited - Class A	2	4
Jiangsu Expressway Company Limited - Class H	129	131
Jiangsu Financial Leasing Co., Ltd. - Class A	32	24
Jiangsu Guoxin Corp. Ltd. - Class A	16	18
Jiangsu Hengli Hydraulic Technology Co., Ltd. - Class A	12	110
Jiangsu Hengrui Pharmaceutical Co., Ltd. - Class A	51	377
Jiangsu King'S Luck Brewery Joint-Stock Co., Ltd. - Class A	8	60
Jiangsu NHWA Pharmaceutical Co., Ltd - Class A	10	37
Jiangsu Pacific Quartz Co., Ltd. - Class A	5	22
Jiangsu Phoenix Publishing & Media Corporation Limited - Class A	21	37
Jiangsu Xinquan Auto Trim Co., Ltd. - Class A	5	31
Jiangsu Yanghe Distillery Co., Ltd. - Class A	11	160
Jiangsu Yangnong Chemical Co., Ltd. - Class A	3	24
Jiangsu Yoke Technology Co., Ltd. - Class A	5	40
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. - Class A	2	12
Jiangsu Zhongtian Technology Co., Ltd. - Class A	13	29
Jiangxi Copper Company Limited - Class A	12	42
Jiangxi Copper Company Limited - Class H	124	250
Jiangxi Special Electric Motor Co., Ltd. - Class A (a)	15	18
Jinduicheng Molybdenum Group Co., Ltd. - Class A	27	46
Jinko Solar Co., Ltd. - Class A	66	82
Jinneng Holding Shanxi Coal Industry Co., Ltd. - Class A	13	32
Jiugui Liquor Co., Ltd. - Class A	3	21
Jointown Pharmaceutical Group Co., Ltd. - Class A	53	43
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd. - Class A	8	28
Juneyao Airlines Co., Ltd. - Class A	20	38
Kangmei Pharmaceutical Co., Ltd. - Class A (a)	3	1
KE Holdings Inc.	221	1,656
Keboda Technology Co., Ltd. - Class A	1	12
KEDA Industrial Group Co., Ltd - Class A	19	23
Kingdee International Software Group Company Limited (a)	304	344
Kingfa Sci. & Tech. Co., Ltd. - Class A	18	21
Kingnet Network Co., Ltd. - Class A	21	35
Kingsoft Corp Ltd	88	329
Kuaishou Technology (a) (b)	295	2,029
Kuang-Chi Technologies Co., Ltd. - Class A (a)	16	57
Kunlun Energy Company Limited	398	407
Kweichow Moutai Co., Ltd. - Class A	10	2,339
Leader Harmonious Drive Systems Co., Ltd. - Class A	2	22
Lenovo Group Limited	765	1,027
Levima Advanced Materials Corporation - Class A	9	21
Li Auto Inc. (a)	121	1,564
Li Ning Company Limited	229	564
Liaoning Cheng Da Co., Ltd. - Class A	10	16
Liaoning Port Co., Ltd. - Class A	185	39
Lingyi Itech (Guangdong) Company - Class A	65	70
Livzon Pharmaceutical Group Inc. - Class A	11	63
Livzon Pharmaceutical Group Inc. - Class H	11	40
Longbai Group Co., Ltd - Class A	21	63
Longfor Group Holdings Limited	181	344
LONGi Green Energy Technology Co., Ltd. - Class A	59	146
Lotus Technologies, Inc. - ADR (a) (c)	7	33
Luxshare Precision Industry (Kunshan) Co., Ltd. - Class A	55	342
Luzhou Lao Jiao Vintage Co., Ltd. - Class A	13	269
Meinian Onehealth Healthcare Holdings Co., Ltd. - Class A	42	26
Meituan - Class B (a) (b)	536	11,403
Metallurgical Corporation of China Ltd. - Class A	127	60
Metallurgical Corporation of China Ltd. - Class H	215	44
Mingyang Smart Energy Group Co., Ltd. - Class A	23	35
Miniso Group Holding Ltd (e)	37	172
Minmetals Capital Company Limited - Class A	40	37
Minth Group Limited (a)	60	122
Montage Technology Co., Ltd. - Class A	11	101
Muyuan Foods Co., Ltd. - Class A (a)	42	277
Nangfang Science City Development Co., Ltd. - Class A	14	36
Nanjing Iron and Steel Co., Ltd. - Class A	37	25
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd - Class A	13	26
Nanjing Securities Co., Ltd. - Class A	23	32
NARI Technology Co., Ltd. - Class A	61	238
National Silicon Industry Group Co., Ltd. - Class A	21	55
Naura Technology Group Co., Ltd. - Class A	4	198
Navinfo Co., Ltd. - Class A (a)	19	25
NetEase, Inc.	181	3,343
New China Life Insurance Company Ltd. - Class A	11	70
New China Life Insurance Company Ltd. - Class H	99	306
New Hope Liuhe Co., Ltd. - Class A (a)	47	70
New Oriental Education & Technology Group Inc. (b)	145	1,134
Ninestar Co., Ltd. - Class A (a)	12	51
Ningbo Deye Technology Co., Ltd. - Class A	2	34
Ningbo Joyson Electronics Co., Ltd. - Class A	10	24
Ningbo Orient Wires & Cables Co., Ltd - Class A	6	50
Ningbo Ronbay New Energy Technology Co., Ltd. - Class A	4	16
Ningbo Sanxing Medical Electric Co., Ltd. - Class A	9	45
Ningbo Shanshan Co., Ltd. - Class A	16	21
Ningbo Tuopu Group Co., Ltd. - Class A	12	79

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Ningbo Zhoushan Port Group - Class A	120	65
Ningxia Baofeng Energy Group Shares Co., Ltd. - Class A	62	153
NIO, Inc. (a) (c)	136	947
Nongfu Spring Co., Ltd. - Class H (b)	189	815
Offshore Oil Engineering Co., Ltd. - Class A	38	32
OFILM Group Co., Ltd. - Class A (a)	20	28
Oppein Home Group Inc. - Class A	5	43
Orient Securities Company Limited - Class A	71	112
Orient Securities Company Limited - Class H (b) (c)	89	57
Oriental Pearl Group Co., Ltd. - Class A	33	35
Pangang Group Steel Vanadium & Titanium Co., Ltd. - Class A (a)	74	31
People.cn Co., Ltd. - Class A	9	28
People's Insurance Company (Group) of China Limited, The - Class H	851	404
Perfect World Co., Ltd. - Class A	21	29
PetroChina Company Limited - Class H	2,161	1,741
PICC Property and Casualty Company Limited - Class H	653	966
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (a)	68	9,146
Ping An Bank Co., Ltd. - Class A	153	264
Ping An Insurance (Group) Company of China, Ltd. - Class A	82	662
Ping An Insurance (Group) Company of China, Ltd. - Class H	643	3,979
Pingdingshan Tianan Coal Mining Co., Ltd. - Class A	15	23
Poly Developments and Holdings Group Co., Ltd. - Class A	96	148
POP MART International Group Limited (b)	63	429
Postal Savings Bank of China Co., Ltd. - Class A	252	188
Postal Savings Bank of China Co., Ltd. - Class H (b)	904	535
Power Construction Corporation of China - Class A	170	135
Qi An Xin Technology Group Inc. - Class A (a)	6	29
Qingdao Port International Co., Ltd. - Class A	8	11
Qingdao Port International Co., Ltd. - Class H (b)	71	55
Qingdao Rural Commercial Bank Co., Ltd. - Class A	67	28
Qinghai Salt Lake Industry Co., Ltd - Class A (a)	24	62
Quzhou Xin'an Development Co., Ltd. - Class A (a)	64	24
Remegen, Ltd. - Class A (a)	4	19
Remegen, Ltd. - Class H (a) (b)	16	34
Rockchip Electronics Co., Ltd. - Class A	4	34
Rongsheng Petrochemical Co., Ltd. - Class A	57	84
S.F. Holding Co., Ltd - Class A	35	223
SAIC Motor Corporation Limited - Class A	58	121
Sailun Group Co., Ltd. - Class A	26	58
San'an Optoelectronics Co., Ltd - Class A	48	85
Sany Heavy Industry Co., Ltd. - Class A	57	151
Satellite Chemical Co., Ltd. - Class A	31	83
SDIC Capital Co., Ltd. - Class A	53	61
SDIC Power Holdings Co., Ltd. - Class A	51	123
Seazen Holdings Co., Ltd. - Class A (a)	23	47
Seres Co., Ltd. - Class A (a)	10	126
Shaanxi Beiyuan Chemical Industry Shares Group Co., Ltd. - Class A	29	18
Shaanxi Coal and Chemical Industry Group Co., Ltd. - Class A	74	288
Shaanxi Huaqin Technology Industry Co., Ltd. - Class A	1	17
Shandong Gold Group Co., Ltd. - Class A	20	85
Shandong Gold Group Co., Ltd. - Class H (b)	77	172
Shandong Hi-Speed ??Group Co., Ltd. - Class A	19	25
Shandong Linglong Tyre Co., Ltd. - Class A	14	39
Shandong Nanshan Aluminium Co., Ltd. - Class A	119	74
Shandong Sun Paper Co., Ltd. - Class A	22	47
Shandong Weigao Group Medical Polymer Company Limited - Class H	210	152
Shanghai Aiko Solar Energy Co., Ltd. - Class A (a)	13	18
Shanghai Bailian Group Co., Ltd. - Class A	12	17
Shanghai Bairun Investment Holding Group Co., Ltd. - Class A	10	31
Shanghai Baosight Software Co., Ltd - Class A	15	72
Shanghai Baosight Software Co., Ltd - Class B	58	99
Shanghai BOCHU Electronic Technology Corporation Limited. - Class A	2	47
Shanghai Electric Group Company Limited - Class A (a)	53	34
Shanghai Electric Group Company Limited - Class H (a)	312	70
Shanghai Electric Power Co., Ltd. - Class A	27	36
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class A	10	38
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class H	52	104
Shanghai Fudan Microelectronics Group Co., Ltd. - Class A	5	26
Shanghai Fudan Microelectronics Group Co., Ltd. - Class H	32	58
Shanghai International Airport Co., Ltd. - Class A	16	88
Shanghai International Port(Group) Co., Ltd - Class A	34	31
Shanghai Jiangong Tufang Construction Co., Ltd. - Class A	118	41
Shanghai Jin Jiang International Hotels Co., Ltd. - Class A	10	45
Shanghai Jin Jiang International Hotels Co., Ltd. - Class B	—	—
Shanghai Junshi Biosciences Co., Ltd. - Class A (a)	6	28
Shanghai Lingang Holdings Co., Ltd - Class A	18	29
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class A	19	30
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class B	120	68
Shanghai M&G Stationery Inc - Class A	10	49
Shanghai Moons' Electric Co., Ltd. - Class A	3	17
Shanghai Pharmaceuticals Holding Co., Ltd. - Class A	15	46
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	83	135
Shanghai Pu Tai Lai New Energy Technology Co., Ltd. - Class A	22	47
Shanghai Pudong Development Bank Co., Ltd. - Class A	220	316
Shanghai RAAS blood products co., Ltd. - Class A	67	75
Shanghai Rural Commercial Bank Co., Ltd. - Class A	85	90
Shanghai Wingtech Electronics Technology Co., Ltd. - Class A	2	11
Shanghai Yto Express Co., Ltd. Dalian Branch - Class A	32	81
Shanghai Yuyuan Tourist Mart (Group) Co., Ltd. - Class A	41	37
Shanghai Zhangjiang Hi-Tech Park Development Co., Ltd. - Class A	12	41
Shanxi Coal International Energy Group Co., Ltd. - Class A	17	35
Shanxi Coking Coal Energy Group Co., Ltd. - Class A	44	60
Shanxi Lu’an Environmental Energy Dev.Co., Ltd - Class A	20	50
Shanxi Xinghuacun Fenjiu Group., Ltd - Class A	9	290
Shede Spirits Co., Ltd. - Class A	3	25
Shenergy Company Limited - Class A	43	52
Shengyi Technology Co., Ltd. - Class A	10	30
Shennan Circuits Co., Ltd. - Class A	5	81
Shenwan Hongyuan Group Co., Ltd. - Class A	212	172
Shenwan Hongyuan Group Co., Ltd. - Class H (b)	198	52
Shenzhen Chengxin Lithium Group Co., Ltd. - Class A	9	20
Shenzhen Energy Group Co., Ltd. - Class A	34	33
Shenzhen Goodix Technology Co., Ltd. - Class A	4	40
Shenzhen Great Wall Development Technology Co., Ltd. - Class A	15	36
Shenzhen Kedali Industry Co.Limited - Class A	2	30
Shenzhen KTC Technology Co., Ltd. - Class A	2	6
Shenzhen Overseas Chinese Town Co., Ltd. - Class A (a)	81	34
Shenzhen Salubris Pharmaceuticals Co., Ltd. - Class A	9	43
Shenzhen SED Industry Co., Ltd. - Class A	12	28
Shenzhen Transsion Holdings Co., Ltd. - Class A	9	135

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Shenzhou International Group Holdings Limited	83	738
Shijiazhuang Yiling Pharmaceutical Co., Ltd. - Class A	18	45
SICC Co., Ltd. - Class A (a)	3	27
Sichuan Changhong Electric Co., Ltd. - Class A	45	38
Sichuan Chuantou Energy Co,. Ltd. - Class A	27	71
Sichuan Kelun Pharmaceutical Co., Ltd. - Class A	15	67
Sichuan New Energy Power Company Limited - Class A (a)	17	28
Sichuan Road & Bridge (Group) Co., LTD - Class A	44	44
Sichuan Swellfun Co., Ltd. - Class A	5	30
Sieyuan Electric Co., Ltd. - Class A	7	74
Sinocelltech Group Limited - Class A (a)	3	15
Sinochem International Corp. - Class A (a)	31	20
Sinolink Securities Co., Ltd. - Class A	23	32
Sinoma International Engineering Co., Ltd. - Class A	25	41
Sinoma Science & Technology Co., Ltd. - Class A	19	34
Sinomach Heavy Equipment Group Co., Ltd. - Class A (a)	48	21
Sinomine Resource Group Co., Ltd. - Class A	6	29
Sinopec Oilfield Service Corporation - Class A (a)	8	2
Sinopec Shanghai Petrochemical Company Limited - Class A (a)	40	17
Sinopec Shanghai Petrochemical Company Limited - Class H (a)	390	60
Sinopharm Group Co. Ltd. - Class H	123	326
Sinotrans Limited - Class A	51	40
Sinotrans Limited - Class H	106	54
Sinotruk (Hong Kong) Limited	69	209
SKSHU Paint Co., Ltd. - Class A	5	26
Smoore International Holdings Limited (b) (c)	172	283
Soochow Securities Co., Ltd. - Class A	55	66
Southwest Securities Co., Ltd. - Class A	82	56
Spring Airlines Co., Ltd. - Class A	9	76
Starpower Semiconductor Ltd. - Class A	2	31
State Grid Xin Yuan Company Limited - Class A	39	30
Sun Art Retail Group Limited (d)	223	51
Sunny Optical Technology (Group) Company Limited	73	526
Sunshine City Group Co., Ltd. - Class A	31	32
Suzhou Dongshan Precision Manufacturing Co., Ltd. - Class A	5	15
TAL Education Group - Class A - ADR (a)	46	550
Tasly Pharmaceutical Group Co., Ltd. - Class A	13	29
TBEA Co., Ltd. - Class A	50	104
TCL Technology Group Corporation - Class A	164	106
Tencent Holdings Limited	553	30,697
Tencent Music Entertainment Group	131	818
The Pacific Securities Co., Ltd - Class A (a)	46	30
Tianfeng Securities Co., Ltd. - Class A (a)	58	36
Tianjin Zhonghuan Semiconductor Co., Ltd. - Class A	3	4
Tianjin Zhongxin Pharmaceutical Group Co., Ltd.	19	47
Tianjin Zhongxin Pharmaceutical Group Co., Ltd. - Class A	6	31
Tianma Microelectronics Co., Ltd. - Class A (a)	28	33
Tianneng Battery Group Co., Ltd - Class A	4	17
Tianqi Lithium Industry Co., Ltd - Class A	14	69
Tianshan Aluminum Group Co., Ltd. - Class A	37	45
Tianshui Huatian Technology Co., Ltd. - Class A	30	40
Tingyi (Cayman Islands) Holding Corp.	171	245
Tongcheng-Elong Holdings Limited (b)	125	314
Tongfu Microelectronics Co., Ltd. - Class A	12	39
Tonghua Dongbao Pharmaceutical Co., Ltd. - Class A	14	17
Tongkun Group Co., Ltd. - Class A	16	30
Tongling Nonferrous Metals Group Co., Ltd. - Class A	85	46
Tongwei Co., Ltd - Class A	32	102
Top Choice Medical Investment Co., Inc. - Class A	5	39
Trina Solar Co., Ltd. - Class A	15	47
Trip.com Group Limited (a)	56	3,372
Tsinghua Tongfang Co., Ltd. - Class A (a)	32	29
Tsingtao Brewery Co., Ltd. - Class A	5	58
Tsingtao Brewery Co., Ltd. - Class H	66	513
TUHU Car Inc. (a) (c)	24	72
Unigroup Guoxin Microelectronics Co., Ltd. - Class A	5	44
Uni-President China Holdings Ltd	137	128
Unisplendour Corporation Limited - Class A	14	48
Universal Scientific Industrial ( Shanghai ) Co., Ltd. - Class A	17	38
Venustech Group Inc. - Class A	9	22
Verisilicon Microelectronics (Shanghai) Co., Ltd. - Class A (a)	5	26
Vipshop (China) Co., Ltd - ADR	36	565
Wanda Film Holding Co., Ltd. - Class A (a)	19	34
Wangfujing Group Co., Ltd. - Class A	9	20
Wanhua Chemical Group Co., Ltd. - Class A	25	320
Want Want China Holdings Limited	461	317
Weichai Power Co., Ltd. - Class A	48	109
Weichai Power Co., Ltd. - Class H	205	375
Western Mining Co., Ltd. - Class A	23	61
Western Securities Co., Ltd. - Class A	53	64
Western Superconducting Technologies Co., Ltd. - Class A	6	42
Westone Information Industry Inc. - Class A	8	19
Will Semiconductor Co., Ltd. Shanghai - Class A	10	158
Wintime Energy Co., Ltd. - Class A	143	27
Wuchan Zhongda Group Co., Ltd. - Class A	44	32
Wuhan Guide Infrared Co., Ltd. - Class A	44	46
Wuliangye Yibin Co., Ltd. - Class A	29	663
WUS Printed Circuit (Kunshan) Co., Ltd. - Class A	11	62
WuXi AppTec Co., Ltd. - Class A	15	114
WuXi AppTec Co., Ltd. - Class H (b) (c)	40	276
Wuxi Autowell Technology Co., Ltd. - Class A	3	21
Wuzhou Minovo Co., Ltd. - Class A	20	31
XCMG Construction Machinery Co., Ltd. - Class A	77	85
Xiamen Amoytop Biotech Co., Ltd. - Class A	3	31
Xiamen C&D Inc. - Class A	28	41
Xiamen Faratronic Co., Ltd. - Class A	2	26
Xiamen Tungsten Co., Ltd. - Class A	12	37
Xiamen Xiangyu Co., Ltd. - Class A	26	24
Xiangtan Electric Manufacturing Co., Ltd. - Class A (a)	9	16
Xinjiang Daqo New Energy Co. Ltd. - Class A	15	56
Xinjiang Tianshan Cement Co., Ltd. - Class A	30	24
Xinyi Solar Holdings Limited	484	258
Xpeng Inc. (a)	127	793
XTC New Energy Materials (Xiamen) Co., Ltd. - Class A	4	20
Yadea Group Holdings Ltd (b)	108	191
Yangzijiang Shipbuilding (Holdings) Ltd.	265	508
Yankuang Energy Group Company Limited - Class A	28	66
Yankuang Energy Group Company Limited - Class H	335	474
Yantai Jereh Oilfield Service Group Co., Ltd. - Class A	8	37
Yifeng Pharmacy Chain Co., Ltd. - Class A	12	45
Yinyi Co., Ltd. - Class A (a)	79	15
Yongan Futures Co., Ltd. - Class A	5	11
Yonghui Superstores Co., Limited - Class A (a)	67	34
Yongxing Special Materials Technology Co., Ltd. - Class A	6	33
Youngor Group Co., Ltd. - Class A	47	54
Yuexiu Property Company Limited	128	103
Yum China Holdings, Inc.	37	1,674
Yunda Holding Co., Ltd. - Class A	29	36
Yunnan Aluminium Co,Ltd. - Class A	31	64
Yunnan Baiyao Industrial Co., Ltd. - Class A	9	76
Yunnan Chihong Zinc And Germanium Co., Ltd. - Class A	44	35
Yunnan Energy New Material Co., Ltd. - Class A	9	45
Yunnan Yuntianhua Co., Ltd. - Class A	16	52
Zangge Mining Company Limited - Class A	13	52
Zhangzhou Pien Tze Huang Pharmaceutical Co., Ltd. - Class A	5	165
Zhaojin Mining Industry Company Limited - Class H	137	241
Zhejiang Century Huatong Group Co., Ltd. - Class A (a)	27	16

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Zhejiang China Commodities City Group Co., Ltd. - Class A	52	72
Zhejiang Chint Electric Co., Ltd. - Class A	23	74
Zhejiang Dahua Technology Co., Ltd. - Class A	11	26
Zhejiang Dingli Machinery Co., Ltd. - Class A	4	34
Zhejiang Grandwall Electric Science&Technology Co., Ltd. - Class A (a)	31	46
Zhejiang Huahai Pharmaceutical Co., Ltd. - Class A	16	43
Zhejiang Huayou Cobalt Co., Ltd. - Class A	3	13
Zhejiang Jiuzhou Pharmaceutical Co., Ltd. - Class A	8	18
Zhejiang Juhua Co., Ltd. - Class A	22	70
Zhejiang Longsheng Group Co., Ltd. - Class A	24	35
Zhejiang NHU Company Ltd. - Class A	31	100
Zhejiang Provincial New Energy Investment Group Co., Ltd. - Class A	5	6
Zhejiang Sanhua Intelligent Controls Co., Ltd - Class A	33	113
Zhejiang SUPCON Technology Co., Ltd. - Class A	7	53
Zhejiang Supor Co., Ltd. - Class A	6	46
Zhejiang Wanfeng Auto Wheel Co., Ltd. - Class A	21	45
Zhejiang Weiming Environment Protection Co., Ltd. - Class A	3	9
Zhejiang Weixing New Building Materials Co., Ltd. - Class A	13	28
Zhejiang Zheneng Electric Power Co., Ltd - Class A	59	57
Zhengzhou Yutong Bus Co., Ltd. - Class A	19	72
Zheshang Securities Co., Ltd. - Class A	38	78
ZhongAn Online P&C Insurance Co., Ltd. - Class H (a)	62	125
Zhongjin Gold Corporation Limited - Class A	46	99
Zhongsheng Group Holdings Limited	71	130
Zhongtai Securities Co., Ltd. - Class A	23	24
Zhuzhou CRRC Times Electric Co., Ltd. - Class A	14	104
Zhuzhou CRRC Times Electric Co., Ltd. - Class H	42	164
Zhuzhou Kibing Group Co., Ltd - Class A	23	20
Zijin Mining Group Co., Ltd. - Class A	137	351
Zijin Mining Group Co., Ltd. - Class H	612	1,368
ZJLD Group Inc	49	59
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class A	42	46
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class H	158	116
ZTE Corporation - Class A	33	147
ZTE Corporation - Class H	83	214
ZTO Express (Cayman) Inc. (b)	44	1,085
		222,589
India 21.8%
ABB India Limited	6	533
ACC Limited	9	258
Adani Energy Solutions Limited (a)	32	384
Adani Enterprises Limited	41	1,555
Adani Gas Limited	28	261
Adani Green Energy (UP) Limited (a)	39	885
Adani Ports and Special Economic Zone Limited	93	1,608
Adani Power Limited (a)	110	862
Adani Wilmar Limited (a)	8	35
Aditya Birla Capital Limited (a)	87	248
Alkem Laboratories Limited	6	449
Ambuja Cements Limited	76	578
Apollo Hospitals Enterprise Limited	11	956
Ashok Leyland Limited	147	416
Asian Paints Limited	75	3,005
Astral Limited	11	264
AU Small Finance Bank Limited (b)	38	333
Aurobindo Pharma Ltd	33	572
Avenue Supermarts Limited (a) (b)	16	1,001
Axis Bank Limited	231	3,405
Bajaj Auto Limited	7	1,015
Bajaj Finance Limited	28	2,626
Bajaj Finserv Limited	39	929
Balkrishna Industries Limited	8	300
Bandhan Bank Limited (b)	64	153
Bank of Baroda	108	321
Bank of India	89	118
Berger Paints India Limited	30	224
Bharat Electronics Limited	370	1,268
Bharat Forge Ltd	29	522
Bharat Heavy Electricals Limited	131	441
Bharat Petroleum Corporation Limited	207	918
Bharti Airtel Limited	270	5,523
Biocon Limited	42	183
Bosch Limited	1	392
Britannia Industries Ltd	13	1,016
Canara Bank	196	261
CG Power and Industrial Solutions Limited	65	591
Cholamandalam Investment and Finance Company Limited	42	815
Cipla Limited	55	1,089
Coal India Ltd Govt Of India Undertaking	233	1,426
Colgate-Palmolive (India) Limited	13	607
Container Corporation	30	326
Cummins India Limited	14	623
Dabur India Limited	69	518
Divis Laboratories Limited	13	878
DLF Limited	84	898
Dr. Reddy's Laboratories Limited	13	1,037
Eicher Motors Limited	16	941
Embassy Office Parks Private Limited	57	265
FSN E-Commerce Ventures Private Limited (a)	128	299
GAIL (India) Limited	305	879
Godrej Consumer Products Limited	41	686
Godrej Properties Limited (a)	13	478
Grasim Industries Ltd	40	1,339
Havells India Limited	23	543
HCL Technologies Limited	107	2,300
HDFC Life Insurance Company Limited (b)	98	845
HDFC Asset Management Company Limited	11	551
HDFC Bank Limited	574	11,799
Hero MotoCorp Limited	13	914
Hindalco Industries Limited	157	1,426
Hindustan Aeronautics Limited	20	1,039
Hindustan Petroleum Corporation Limited	97	511
Hindustan Unilever Limited	91	3,205
ICICI Bank Limited	530	8,058
ICICI Lombard General Insurance Company Limited (b)	23	603
ICICI Prudential Life Insurance Company Limited (b)	39	366
IDFC First Bank Limited (a)	461	410
Indian Bank	26	161
Indian Hotels Company Limited, The	92	753
Indian Oil Corporation Limited	386	836
Indian Railway Catering And Tourism Corporation Limited	33	366
Indian Railway Finance Corporation Limited	178	339
Indian Renewable Energy Development Agency Limited (a)	57	160
Indraprastha Gas Limited	40	267
Indus Towers Limited (a)	73	344
IndusInd Bank Ltd.	59	1,030
Info Edge (India) Limited	8	806
Infosys Limited	418	9,366
Interglobe Aviation Limited (a) (b)	17	959
ITC Limited	299	1,854
Jindal Stainless Limited	31	297
Jindal Steel & Power Limited	48	593
Jio Financial Services Limited (a)	387	1,627
JSW Energy Limited	63	558
JSW Infrastructure Limited	21	88
JSW Steel Limited	132	1,626
Jubilant Foodworks Limited	39	317
Kotak Mahindra Bank Limited	111	2,462
L&T Technology Services Limited	3	161
Larsen and Toubro Limited	69	3,032
Linde India Limited	2	234
LTIMindtree Limited (b)	9	705
Lupin Limited	26	673
Macrotech Developers Limited	26	387
Mahindra and Mahindra Limited	100	3,724
Mankind Pharma Limited (a)	12	353

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Marico Limited	66	549
Maruti Suzuki India Limited	13	2,096
Max Healthcare Institute Limited	68	806
Mphasis Limited	8	302
MRF Limited	—	542
Muthoot Finance Limited	10	245
Nestle India Limited	37	1,187
NHPC Limited	305	349
NMDC Limited	124	364
NTPC Limited	485	2,583
Oberoi Realty Limited	12	277
Oil and Natural Gas Corporation Limited	431	1,539
Oil India Limited	62	435
Oracle Financial Services Software Limited	2	320
Page Industries Limited	1	310
Patanjali Foods Limited	8	163
PB Fintech Limited (a)	27	532
Persistent Systems Limited	11	714
Petronet LNG Limited	65	268
Phoenix Mills Limited, The	20	452
PI Industries Limited	8	445
Pidilite Industries Limited	27	1,074
Polycab India Limited	6	509
Power Finance Corporation Limited	134	786
Power Grid Corporation of India Limited	469	1,982
Prestige Estates Projects Limited	14	314
Procter & Gamble Hygiene and Health Care Limited	1	190
Punjab National Bank	233	299
Rail Vikas Nigam Limited	59	377
REC Limited	117	779
Reliance Industries Limited	417	14,737
Samvardhana Motherson International Limited	304	770
SBI Cards and Payment Services Private Limited	29	265
SBI Life Insurance Company Limited (b)	41	906
Schaeffler India Limited	4	180
Shree Cement Limited	2	550
Shriram Finance Limited	27	1,141
Siemens Limited	9	776
Solar Industries Limited	2	342
Sona BLW Precision Forgings Limited	40	359
SRF Limited	13	394
Star Health and Allied Insurance Company Limited (a)	22	159
State Bank of India	181	1,705
Steel Authority of India Limited	144	244
Sun Pharma Advanced Research Company Limited	118	2,730
Sundaram Finance Limited	11	667
Suzlon Energy Limited (a)	1,230	1,183
Tata Communications Limited	13	325
Tata Consultancy Services Limited	101	5,179
Tata Consumer Products Limited	66	942
Tata Elxsi Limited	4	347
Tata Motors Limited	216	2,519
Tata Steel Limited	844	1,707
Tata Technologies Limited	6	79
Tech Mahindra Limited	67	1,262
The Supreme Industries Limited	6	381
The Tata Power Company Limited	183	1,064
Titan Company Limited	41	1,885
Torrent Pharmaceuticals Ltd	9	369
Torrent Power Limited	17	386
Tube Investments of India Limited	13	664
TVS Motor Company Limited	23	789
UltraTech Cement Limited	12	1,760
Union Bank of India	159	235
United Breweries Limited	6	163
United Spirits Limited	32	615
UNO Minda Limited	24	314
UPL Limited	57	416
Varun Beverages Limited	132	954
Vedanta Limited	174	1,068
Vodafone Idea Limited (a)	3,120	388
Voltas Limited	24	529
Wipro Limited	148	961
Yes Bank Limited (a)	2,081	563
Zomato Limited (a)	635	2,083
Zydus Lifesciences Limited	25	315
		190,319
Taiwan 17.9%
Accton Technology Corporation	52	872
Acer Inc.	297	385
Advantech Co., Ltd.	52	529
Airtac International Group	14	396
Alchip Technologies, Limited	8	504
ASE Technology Holding Co., Ltd.	345	1,631
Asia Cement Corporation	261	393
Asia Vital Components Co., Ltd.	35	657
ASUSTeK Computer Inc.	71	1,237
AUO Corporation	739	399
Catcher Technology Co., Ltd.	65	484
Cathay Financial Holding Co., Ltd.	1,006	2,105
Chailease Holding Company Limited	166	851
Chang Hwa Commercial Bank, Ltd.	588	332
Cheng Shin Rubber Ind. Co., Ltd.	249	405
Chicony Electronics Co., Ltd	66	343
China Airlines, Ltd.	296	202
China Steel Corporation	1,242	905
Chunghwa Telecom Co., Ltd.	392	1,552
Compal Electronics, Inc.	435	457
CTBC Financial Holding Co., Ltd.	2,024	2,196
Delta Electronics, Inc.	197	2,367
E Ink Holdings Inc.	92	853
E.Sun Financial Holding Company, Ltd.	1,594	1,406
Eclat Textile Corporation Ltd.	21	360
Elite Material Co., Ltd.	33	470
eMemory Technology Inc.	7	582
EVA Airways Corporation	278	330
Evergreen Marine Corporation (Taiwan) Ltd.	103	657
Far Eastern New Century Corporation	354	427
Far EasTone Telecommunications Co., Ltd.	160	456
Feng Tay Enterprises Co., Ltd.	64	312
First Financial Holding Co., Ltd.	1,133	977
Formosa Chemicals & Fibre Corporation	466	636
Formosa Petrochemical Corporation	146	241
Formosa Plastics Corporation	488	822
Fortune Electric Co., Ltd.	25	507
FOXCONN Technology Co., Ltd.	115	242
Fubon Financial Holding Co., Ltd.	943	2,682
Giant Manufacturing Co., Ltd.	37	259
Giga-Byte Technology Co., Ltd.	59	486
Global Unichip Corp.	9	314
GlobalWafers Co., Ltd.	24	345
Highwealth Construction Corp.	144	205
HIWIN Technologies Corp.	25	170
Hon Hai Precision Industry Co., Ltd.	1,231	7,305
Hotai Motor Co., Ltd.	49	1,087
Hua Nan Financial Holdings Co., Ltd.	1,033	834
Innolux Corporation	789	404
Inventec Corporation	300	411
KGI Financial Holding Co., Ltd.	1,616	841
Largan Precision Co., Ltd.	9	725
Lite-On Technology Corporation	219	690
Lotes Co., Ltd	10	441
MediaTek Inc.	157	5,863
Mega Financial Holdings Co., Ltd.	1,184	1,464
Micro-Star International Co., Ltd.	70	386
Momo.Com Inc.	11	132
Nan Ya P.C.B. Service Company	18	81
Nan Ya Plastics Corporation	558	804
Nan Ya Technology Corporation (a)	117	175
Nien Made Enterprise Co., Ltd.	18	290
Novatek Microelectronics Corporation	61	999
Oneness Biotech Co., Ltd. (a)	29	131
PEGATRON Corporation	214	694
PharmaEssentia Corp. (a)	28	562
Phison Electronics Corporation	18	282
Pou Chen Corporation	246	280
Powerchip Semiconductor Manufacturing Corp.	358	244
Powertech Technology Inc.	75	323

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
President Chain Store Corporation	58	538
Quanta Computer Inc.	291	2,432
Radiant Opto-Electronics Corporation	44	271
Realtek Semiconductor Corporation	49	730
Ruentex Development Co., Ltd.	218	337
Shanghai Commercial & Savings Bank, Ltd., The	511	618
Shihlin Electric & Engineering Corporation	33	232
Shin Kong Financial Holding Co., Ltd. (a)	1,557	594
Silergy Corp.	34	504
Simplo Technology Co., Ltd.	16	178
Sino-American Silicon Products Inc.	64	358
SinoPac Financial Holdings Company Limited	1,274	972
Synnex Technology International Corporation	134	305
Taishin Financial Holding Co., Ltd.	1,299	753
Taiwan Business Bank, Ltd.	747	377
Taiwan Cooperative Bank, Ltd.	1,096	893
Taiwan High Speed Rail Corporation	232	216
Taiwan Mobile Co., Ltd.	160	580
Taiwan Semiconductor Manufacturing Company Limited	2,466	74,814
Tatung Co. (a)	193	301
TCC Group Holdings Co., Ltd.	720	767
TECO Electric & Machinery Co., Ltd.	133	206
Tripod Technology Corporation	53	330
Unimicron Technology Corp.	135	613
Uni-President Enterprises Corp.	492	1,346
United Microelectronics Corporation	1,216	2,054
Vanguard International Semiconductor Corporation	86	283
Voltronic Power Technology Corporation	7	448
Walsin Lihwa Corporation	307	338
Wan Hai Lines Ltd.	140	438
Winbond Electronics Corp.	293	198
Wistron Corporation	289	930
Wiwynn Corporation	11	602
WPG Holdings Limited	176	416
WT Microelectronics Co., Ltd.	76	255
Yageo Corporation	49	961
Yang Ming Marine Transport Corporation	181	397
Yuanta Financial Holding Co., Ltd	1,342	1,335
Zhen Ding Technology Holding Limited	64	228
		156,537
South Korea 9.9%
ALTEOGEN Inc. (a)	4	988
Amorepacific Corporation	3	339
Celltrion Inc.	15	2,265
CJ CheilJedang Corp.	1	183
Cj Corporation	1	112
Cosmo Advanced Materials & Technology Co., Ltd. (a)	2	213
Coway Co., Ltd.	5	282
DB Insurance Co., Ltd.	4	368
Doosan Bobcat Inc.	6	188
Doosan Enerbility Co Ltd (a)	46	627
Ecopro BM Co., Ltd. (a)	5	683
Ecopro Co., Ltd (a)	9	619
EcoPro Materials Co., Ltd. (a)	2	214
GS Holdings Corp.	7	230
Hana Financial Group Inc.	30	1,358
Hanjinkal	3	212
Hankook Tire & Technology Co., Ltd	8	251
Hanmi Science Co., Ltd.	1	165
HANMI Semiconductor Co., Ltd.	5	401
Hanon Systems	8	28
Hanwha Aerospace CO., LTD. (d)	3	704
Hanwha Industrial Solutions Co., Ltd. (a)	3	87
Hanwha Ocean Co., Ltd. (a)	10	241
Hanwha Solutions Corporation	11	220
HD Hyundai Co., Ltd.	4	224
HD Hyundai Electric Co., Ltd.	2	590
HD Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	4	622
HLB Co., Ltd (a)	12	756
HMM Co., Ltd.	28	397
HYBE Co., Ltd.	2	252
Hyundai Engineering & Construction Co., Ltd.	9	199
Hyundai Glovis Co., Ltd.	4	339
Hyundai Heavy Industries Co., Ltd. (a)	2	280
Hyundai Mobis Co., Ltd.	6	1,061
Hyundai Motor Company	15	2,730
Hyundai Rotem Company	7	280
Hyundai Steel Company	10	218
Industrial Bank of Korea	24	254
ISU Specialty Chemical Co., Ltd. (a)	2	75
Kakao Corp.	29	813
Kakao Pay Corp. (a)	4	81
KakaoBank Corp.	34	548
Kangwon Land, Inc.	10	127
KB Financial Group Inc.	39	2,399
KIA Corporation	24	1,830
Korea Aerospace Industries, Ltd.	8	303
Korea Electric Power Corp (a)	25	395
Korea Investment Holdings Co., Ltd.	5	271
Korea Zinc Co., Ltd.	1	675
Korean Air Lines Co., Ltd.	21	369
Krafton, Inc. (a)	3	826
KT&G Corporation	12	978
Kumho Petrochemical Co., Ltd.	2	190
Kumyang Co., Ltd. (a)	4	163
L&F Co., Ltd. (a)	2	209
LG Chem, Ltd. (a)	4	1,367
LG Chem, Ltd.	5	1,328
LG Corp.	12	706
LG Display Co., Ltd. (a)	29	246
LG Electronics Inc.	11	847
LG H&H Co., Ltd.	1	268
LG Innotek Co., Ltd.	1	232
LG Uplus Corp.	18	138
LOTTE Chemical Corporation	2	140
Meritz Financial Group Inc.	9	690
Mirae Asset Securities Co., Ltd.	23	145
NAVER Corporation	15	1,891
Ncsoft Corporation	1	211
Netmarble Corp. (a)	2	91
NH Investment & Securities Co., Ltd.	15	159
Orion Incorporation	3	187
POSCO Future M Co., Ltd.	3	590
POSCO Holdings Inc.	7	2,097
POSCO ICT Company Ltd.	6	136
Posco International Corporation	4	184
Samsung Biologics Co., Ltd. (a)	2	1,387
Samsung C&T Corporation	9	961
Samsung Card Co., Ltd.	3	103
Samsung Electro-Mechanics Co., Ltd.	6	576
Samsung Electronics Co., Ltd.	516	24,299
Samsung Engineering Co., Ltd. (a)	15	259
Samsung Fire & Marine Insurance Co., Ltd.	3	837
Samsung Heavy Industries Co., Ltd (a)	73	560
Samsung Life Insurance Co., Ltd.	10	705
Samsung SDI Co., Ltd.	5	1,532
Samsung SDS Co., Ltd.	4	478
Samsung Securities Co., Ltd.	6	202
Shinhan Financial Group Co., Ltd.	50	2,118
SK Biopharmaceuticals Co., Ltd. (a)	3	214
SK Bioscience Co., Ltd. (a)	3	125
SK Hynix Inc.	55	7,433
SK ie Technology Co., Ltd. (a)	2	55
SK Inc.	3	410
SK innovation Co., Ltd. (a)	6	557
SK Square Co., Ltd. (a)	9	542
SK Telecom Co., Ltd.	11	464
SKC Co., Ltd. (a)	2	215
S-Oil Corporation	4	171
Woori Financial Group Inc.	60	716
Yuhan Corporation	6	692
		86,696
Saudi Arabia 3.6%
Acwa Power Company	14	1,786
ADES Holding Company (a)	38	207
Advanced Petrochemical Company (a)	12	123

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Al Nahdi Medical Co	4	145
Al Rajhi Banking and Investment Corporation	200	4,648
Alinma Bank	125	950
Almarai Company	26	376
Arabian Drilling Company	3	83
Arabian Internet And Communications Services Company	2	180
Bank AlBilad	64	670
Bank Aljazira	52	237
Banque Saudi Fransi	59	506
BUPA Arabia for Cooperative Insurance Company	8	452
Dr Sulaiman Al Habib For Medical Service Group Company (Closed Joint Stock)	10	763
Elm Company	3	779
Etihad Etisalat Company	39	536
Jarir Marketing Company	66	230
Mouwasat Medical Services Co.	10	255
Rabigh Refining and Petrochemical Company (a)	41	90
Riyad Bank	146	974
SAL Saudi Logistics Services Company	2	173
Santana Mining Inc. (a)	127	1,654
Saudi Arabian Fertilizer Company	25	780
Saudi Arabian Oil Company (b)	595	4,302
Saudi Aramco Base Oil Company - Luberef	5	172
Saudi Basic Industries Corporation	92	1,833
Saudi British Bank	101	936
Saudi Electricity Company	81	362
Saudi Industrial Investment Group	35	184
Saudi International Petrochemical Company (Sipchem)	39	303
Saudi Kayan Petrochemical Company (a)	70	158
Saudi National Bank, The	299	2,738
Saudi Tadawul Group Holding Company	5	297
Saudi Telecom Company	185	2,155
Savola Group	54	391
The Company For Cooperative Insurance	8	307
The Saudi Investment Bank	48	169
Yanbu National Petrochemical Company	28	316
		31,220
Brazil 2.9%
Alupar Investimento S.A.	18	99
Ambev S.A.	449	1,082
Atacadao S.A.	42	71
B3 S.A. - Brasil, Bolsa, Balcao	553	1,090
Banco Bradesco SA	138	332
Banco BTG Pactual S/A	114	702
Banco Do Brasil SA	176	880
Banco Santander (Brasil) S.A.	40	210
BB Seguridade Participacoes S.A.	68	446
Caixa Seguridade Participacoes S/A	51	136
CCR S.A.	114	256
Centrais Eletricas Brasileiras S/A	103	743
Cia De Saneamento Basico Do Estado De Sao Paulo SABESP	35	576
Companhia Energetica de Minas Gerais-CEMIG	35	93
Companhia Paranaense De Energia	95	159
Companhia Siderurgica Nacional	60	143
Cosan S.A.	134	321
CPFL Energia S/A	18	110
CSN Mineracao S.A.	64	81
Energisa S/A	25	205
ENGIE Brasil Energia S.A.	31	242
Equatorial Energia S.A	118	703
Hapvida Participacoes E Investimentos S/A (b)	490	361
Hypera S.A.	42	205
Itausa S.A.	131	267
JBS S.A	70	408
Klabin S.A.	92	358
Localiza Rent A Car SA	87	658
Lojas Renner S/A.	93	306
Natura & Co Holding SA	94	242
Neoenergia S.A.	61	219
Petroleo Brasileiro S/A Petrobras.	378	2,728
Porto Seguro S/A	17	114
Prio S.A.	84	668
Raia Drogasil S.A.	135	634
Rede D'or Sao Luiz S.A.	129	734
Rumo S.A.	117	430
Sendas Distribuidora S/A	142	196
Suzano S.A.	76	761
Telefonica Brasil S.A.	41	425
TIM S.A	85	292
Vale S.A.	368	4,297
Vibra Energia S/A	107	459
WEG SA	152	1,521
		24,963
South Africa 2.8%
ABSA Group	83	848
African Rainbow Minerals	9	95
Anglo American Platinum	6	205
Aspen Pharmacare Holdings Limited	38	427
Bid Corporation (Pty) Ltd	33	857
Bidvest Group, The	33	565
Capitec Bank Holdings	11	1,862
Clicks Group	24	553
Discovery	52	518
Exxaro Resources Limited	22	220
FirstRand Limited	569	2,737
Gold Fields Limited	91	1,414
Harmony Gold Mining Company	58	591
Impala Platinum Holdings Limited (a)	86	484
Kumba Iron Ore Ltd (b)	6	131
Mr Price Group	27	428
MTN Group	168	889
Naspers Limited - Class N	18	4,377
Nedbank Group Limited	49	852
Northam Platinum Limited	34	217
OM Residual UK Ltd	439	348
Pepkor Holdings (b)	200	279
Rand Merchant Investment Holdings Limited	84	282
Remgro	54	494
Sanlam	179	910
Sasol	60	402
Shoprite Holdings	46	797
Sibanye Stillwater (a) (c)	264	272
Standard Bank Group	138	1,937
Vodacom Group	58	368
Woolworths Holdings Limited (c)	90	354
		24,713
United Arab Emirates 2.3%
Abu Dhabi Commercial Bank PJSC	297	682
Abu Dhabi Islamic Bank	154	535
Abu Dhabi National Oil Company	295	290
Abu Dhabi Ports Company PJSC (a)	72	101
Adnoc Drilling Company PJSC	197	254
ADNOC Logistics & Services PLC	111	162
AFORTI Holding S.A. (a)	310	321
Aldar Properties - P J S C	379	776
Alpha Dhabi Holding (a)	139	436
Americana Restaurants International PLC	264	189
Dubai Electricity and Water Authority	849	590
Dubai Islamic Bank (P S C) Br.	284	487
Emaar Development LLC	79	187
Emaar Properties (P.J.S.C)	629	1,493
Emirates NBD Bank (P.J.S.C)	253	1,400
Emirates Telecommunications Group Company (Etisalat Group) PJSC	363	1,831
Fertiglobe plc	82	59
First Abu Dhabi Bank P.J.S.C.	453	1,696
International Holdings Limited (a)	76	8,379
Multipleplay Group PJSC (a)	315	202
Pure Health Holding L.L.C (a)	238	233
Salik Company P.J.S.C.	178	200
		20,503
Mexico 1.9%
America Movil, S.A.B. De C.V.	1,911	1,568
Arca Continental S.A.B. de C.V.	48	446
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver	300	350

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Becle, S.A. de C.V. (c)	35	55
CEMEX S.A.B. de C.V. - Series A	1,492	913
Coca-Cola FEMSA, S.A.B. de C.V.	54	479
Corporativo FRAGUA, S.A.B. de C.V. - Class B	10	453
El Puerto De Liverpool, S.A.B. De C.V.	20	122
Fomento Economico Mexicano, S.A. B. De C.V.	220	2,165
Gmexico Transportes, S.A.B. De C.V.	43	74
GRUMA, S.A.B. de C.V. - Class B	18	327
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V.	39	681
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Class B	18	513
Grupo Bimbo S.A.B. de C.V. - Class A (c)	135	465
Grupo Carso, S.A.B. De C.V. (c)	55	340
Grupo Comercial Chedraui, S.A.B. de C.V. (c)	46	345
Grupo Elektra S.A.B. de C.V. (d)	6	271
Grupo Financiero Banorte, S.A.B. de C.V.	292	2,075
Grupo Financiero Inbursa, S.A.B. de C.V.	236	538
Grupo Mexico, S.A.B. de C.V. - Class B	322	1,800
Industrias Penoles, S.A.B. de C.V. (a)	19	247
Kimberly - Clark De Mexico S.A.B. De C.V. - Class A	145	235
Operadora de Sites Mexicanos, S.A. de C.V.	102	81
Orbia Advance Corporation, S.A.B. de C.V.	88	89
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	18	172
Wal - Mart de Mexico, S.A.B. de C.V.	510	1,539
		16,343
Malaysia 1.8%
Ammb Holdings Berhad	212	257
Axiata Group Berhad	333	204
Celcomdigi Berhad	394	356
CIMB Group Holdings Berhad	855	1,670
Dialog Group Berhad	495	258
Fraser & Neave Holdings Bhd	18	139
Gamuda Berhad	259	507
Genting Berhad	241	247
Genting Malaysia Berhad	279	164
Hap Seng Consolidated Berhad	53	53
Hong Leong Bank Berhad	79	416
Hong Leong Financial Group Berhad	29	137
IHH Healthcare Berhad	235	408
IOI Corporation Berhad	303	276
KLCC Property Holdings Berhad	27	52
Kuala Lumpur Kepong Berhad	52	261
Kumpulan Sime Darby Berhad	333	199
Malayan Banking Berhad	669	1,701
Malaysia Airports Holdings Berhad	117	298
Maxis Communications Berhad	289	278
MISC Berhad	219	414
Mr D.I.Y. Group (M) Berhad	318	164
Nestle (Malaysia) Berhad	6	144
Petronas Chemicals Group Berhad	275	377
Petronas Dagangan Berhad	40	176
Petronas Gas Berhad	105	459
PPB Group Berhad	70	244
Press Metal Berhad	406	499
Public Bank Berhad	1,541	1,705
QL Resources Berhad	176	200
RHB Bank Berhad	411	617
Sime Darby Plantation Berhad	233	271
Telekom Malaysia Berhad	214	349
Tenaga Nasional Berhad	473	1,657
Westports Holdings Berhad	128	133
YTL Corporation Berhad	519	316
YTL Power International Berhad	255	227
		15,833
Indonesia 1.7%
Aneka Tambang (Persero), PT TBK	654	64
Goto Gojek Tokopedia Tbk, PT (a)	80,518	352
PT Astra International Tbk	1,921	642
PT Bank Mandiri (Persero) Tbk.	3,682	1,685
PT Bank Negara Indonesia (Persero), Tbk.	1,575	557
PT Barito Pacific Tbk	2,273	158
PT Dayamitra Telekomunikasi	1,118	47
PT Gudang Garam Tbk	51	54
PT Kalbe Farma Tbk	1,693	193
PT Mitra Keluarga Karyasehat Tbk	614	129
PT Petrindo Jaya Kreasi Tbk. (a)	182	90
PT Tower Bersama Infrastructure Tbk	191	24
PT Transcoal Pacific Tbk	110	51
PT Unilever Indonesia, Tbk.	576	84
PT United Tractors Tbk	151	271
PT Vale Indonesia Tbk	208	56
PT. Adaro Energy Indonesia Tbk	1,438	362
PT. Adaro Minerals Indonesia Tbk (a)	394	38
PT. Amman Mineral Internasional (a)	1,018	625
PT. Bank Central Asia Tbk	5,684	3,876
PT. Bank Rakyat Indonesia (Persero) Tbk.	6,627	2,169
PT. Bukit Asam Tbk	244	50
PT. Charoen Pokphand Indonesia Tbk	768	239
PT. Global Digital Niaga TBK (a)	1,425	42
PT. Indah Kiat Pulp & Paper Tbk	262	150
PT. Indofood Cbp Sukses Makmur	245	199
PT. Indofood Sukses Makmur	398	185
PT. Indosat	132	96
PT. Mayora Indah Tbk	280	53
PT. Merdeka Battery Materials (a)	2,886	112
PT. Merdeka Copper Gold Tbk (a)	1,079	194
PT. Pertamina Geothermal Energy	393	30
PT. Pratama Abadi Nusa Industri	173	132
PT. Sarana Menara Nusantara	2,241	127
PT. Sumber Alfaria Trijaya	1,818	380
PT. Telekomunikasi Indonesia (Persero) Tbk	4,841	957
PT. Trimegah Bangun Persada	864	51
		14,524
Thailand 1.5%
Advanced Info Service PLC. - NVDR	18	147
Advanced Info Service PLC.	83	668
Airports of Thailand Public Company Limited	235	467
Airports of Thailand Public Company Limited - NVDR (c)	213	424
Asset World Corp Public Company Limited - NVDR (c)	357	42
Asset World Corp Public Company Limited	507	60
Bangkok Bank Public Company Limited - NVDR	35	166
Bangkok Dusit Medical Services Public Company Limited.	536	499
Bangkok Expressway and Metro Public Company Limited	484	122
Bangkok Expressway and Metro Public Company Limited - NVDR (c)	367	93
Berli Jucker Public Company Limited - NVDR	114	88
Berli Jucker Public Company Limited	8	6
BTS Group Holdings Public Company Limited	592	83
BTS Group Holdings Public Company Limited - NVDR	371	52
Bumrungrad Hospital Public Company Limited - NVDR	28	230
Bumrungrad Hospital Public Company Limited	9	77
Central Pattana Public Company Limited	62	128
Central Pattana Public Company Limited - NVDR (c)	70	145
Central Retail Corporation Public Company Limited - NVDR (c)	70	67
Central Retail Corporation Public Company Limited	193	186
Charoen Pokphand Foods Public Company Limited	234	174
CP ALL Public Company Limited - NVDR	184	374
CP ALL Public Company Limited	245	498
CP Axtra Public Company Limited - NVDR (d)	220	222
Delta Electronics (Thailand) Public Company Ltd.	464	1,548
Energy Absolute Public Company Limited	219	61
Global Power Synergy Public Company Limited	49	73
Gulf Energy Development Public Company Limited (c)	238	421
Gulf Energy Development Public Company Limited - NVDR	274	486
Home Product Center Public Company Limited	426	138
Indorama Ventures Public Company Limited (c)	16	13
Indorama Ventures Public Company Limited - NVDR (c)	188	144

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Intouch Holdings Public Company Limited	90	258
Kasikornbank Public Company Limited	103	481
Krung Thai Bank Public Company Limited	455	291
Krungthai Card Public Company Limited (c)	12	18
Krungthai Card Public Company Limited - NVDR (c)	134	203
Land and Houses Public Company Limited	324	64
Minor International Public Company Limited - NVDR	54	47
Minor International Public Company Limited	260	228
Muangthai Capital Public Company Limited	92	142
PTT Exploration And Production Public Company Limited	157	638
PTT Global Chemical Public Company Limited	215	201
PTT Oil And Retail Business Public Company Limited - NVDR (c)	383	210
PTT Public Company Limited	652	688
PTT Public Company Limited - NVDR	294	311
SCB X Public Company Limited - NVDR	68	229
SCB X Public Company Limited	29	97
SCG Paper Public Company Limited - NVDR (c)	50	45
SCG Paper Public Company Limited	81	73
Siam Global House Public Company Limited	148	73
Siam Global House Public Company Limited - NVDR	95	47
Thai Life Insurance Public Company Limited - NVDR	270	91
Thai Oil Public Company Limited	50	80
Thanachart Bank Public Company Limited	4,104	251
The Siam Cement Public Company Limited	34	254
TISCO Financial Group Public Company Limited	39	117
True Corporation Public Company Limited - NVDR (a)	1,063	371
		13,410
Qatar 0.8%
Dukhan Bank (Q.P.S.C.)	287	304
Industries Qatar Q.S.C.	302	1,083
Masraf Al Rayan	668	453
Mesaieed Petrochemical Holding Company Q.P.S.C.	408	182
Ooredoo Q.P.S.C	127	409
Qatar Electricity & Water Company	62	271
Qatar Fuel (WOQOD)	85	356
Qatar Gas Transport Company Ltd.	348	415
Qatar International Islamic Bank (Q.P.S.C)	133	401
Qatar Islamic Bank (Q.P.S.C.)	173	1,013
Qatar National Bank (Q.P.S.C.)	455	2,120
The Commercial Bank (P.S.Q.C.)	343	415
		7,422
Kuwait 0.7%
Agility Public Warehousing Company KSCP	160	115
Boubyan Bank K.S.C.P	112	209
Gulf Bank K.S.C.P.	255	253
Kuwait Finance House Kscp	1,242	2,915
Mabanee Company (K.P.S.C)	60	164
Mobile Telecommunications Company. K.S.C.P	209	326
National Bank of Kuwait S.A.K.P.	847	2,452
		6,434
Philippines 0.7%
Aboitiz Equity Ventures, Inc.	258	172
Aboitiz Power Corporation	86	59
ACEN Corporation	918	88
Ayala Corporation	25	299
Ayala Land Inc.	649	424
Bank of The Philippine Islands	204	492
BDO Unibank, Inc.	210	593
Emperador Inc.	227	76
GT Capital Holdings, Inc.	10	126
International Container Terminal Services, Inc.	84	608
JG Summit Holdings, Inc.	300	149
Jollibee Foods Corporation	44	211
Manila Electric Company	31	245
Metropolitan Bank & Trust Company	191	268
Monde Nissin Corporation	405	74
PLDT Inc.	9	230
San Miguel Corporation	45	73
SM Investments Corporation	51	869
SM Prime Holdings, Inc.	1,161	671
Universal Robina Corporation	84	156
		5,883
Turkey 0.7%
Akbank Turk Anonim Sirketi - Class A	317	572
Arcelik A.S. - Class A (a)	14	58
Aselsan Inc. - Class A	137	238
BIM Birlesik Magazalar Anonim Sirketi - Class A	45	651
Borusan Birlesik Boru Fabrikalari Sanayi Ve Ticaret Anonim Sirketi (a)	4	57
Coca-Cola Icecek Anonim Sirketi - Class A	77	129
Enka Insaat Ve Sanayi Anonim Sirketi - Class A	74	98
Eregli Demir Ve Celik Fabrikalari Turk Anonim Sirketi - Class A	169	266
Ford Otomotiv Sanayi Anonim Sirketi - Class A	8	207
Haci Omer Sabanci Holding Anonim Sirketi - Class A	142	405
KOC Holding Anonim Sirketi - Class A	81	444
SASA Polyester Sanayi A.S. - Class A (a)	967	122
Tofas Turk Otomobil Fabrikasi A.S. - Class A	9	58
Turk Hava Yollari Anonim Ortakligi - Class A (a)	72	604
Turk Telekomunikasyon Anonim Sirketi - Class A (a)	31	45
Turkcell Iletisim Hizmetleri A.S. - Class A	113	316
Turkiye Garanti Bankasi Anonim Sirketi - Class A	59	210
Turkiye Is Bankasi Anonim Sirketi - Class C	898	371
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras - Class A	95	431
Turkiye Sise Ve Cam Fabrikalari Anonim Sirketi - Class A	115	145
Turkiye Vakiflar Bankasi T.A.O. - Class A (a)	71	48
Yapi ve Kredi Bankasi A.S. - Class A	322	292
		5,767
Hong Kong 0.6%
BOC Hong Kong (Holdings) Limited	372	1,180
C&D International Investment Group Limited (c)	86	187
China Resources Beer (Holdings) Company Limited	163	699
China Resources Power Holdings Company Limited	195	526
China Shandong Hi-Speed Financial Group Limited (a)	201	167
Chow Tai Fook Jewellery Group Limited	192	213
Giant Biogene Holding Co Ltd	43	277
Guangdong Investment Limited	270	180
Hanergy Thin Film Power Group Limited (a) (d)	3,098	—
Kingboard Holdings Limited	67	170
Kingboard Laminates Holdings Limited (c)	83	79
Nine Dragons Paper (Holdings) Limited (a)	195	103
Orient Overseas (International) Limited	14	191
Sany Heavy Equipment Co., Ltd.	122	90
Sino Biopharmaceutical Limited	1,024	485
Topsports International Holdings Limited (b)	241	107
Xinyi Glass Holdings Limited (c)	173	203
Zhejiang Leapmotor Technology Co., Ltd. - Class H (a)	58	246
		5,103
Greece 0.4%
Eurobank Ergasias Services And Holdings S.A - Class R	267	612
Greek Organisation of Football Prognostics S.A. - Class R	20	356
Hellenic Duty Free Shops Single Member S.A. - Class R (a) (d)	9	—
Hellenic Telecommunications Organization S.A. - Class R	20	349
HELLENiQ ENERGY Holdings Societe Anonyme - Class R	7	51
Jumbo S.A. - Class R	11	317
Metlen Energy & Metals S.A. - Class R	10	387
Motor Oil (Hellas) Corinth Refineries S.A. - Class R (c)	4	102
National Bank of Greece SA - Class R	76	653
Piraeus Financial Holdings S.A. - Class R	68	292
PPC S.A. - Class R	21	286
		3,405

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Chile 0.4%
Banco de Chile	4,690	598
Banco de Credito e Inversiones	9	286
Banco Santander-Chile	5,776	301
Cencosud S.A.	151	304
Compania Cervecerias Unidas S.A.	13	75
Compania Sud Americana de Vapores S.A.	1,357	83
Empresas CMPC S.A.	120	209
Empresas Copec S.A.	39	258
Enel Americas S.A.	1,971	201
Enel Chile S.A.	2,807	155
Falabella S.A.	140	517
LATAM Airlines Group S.A.	17,276	223
Quinenco S.A.	28	99
		3,309
Hungary 0.2%
MOL Hungarian Oil and Gas Public Limited Company	35	258
OTP Bank Nyrt.	23	1,219
Richter Gedeon Vegyeszeti Gyar Nyilvanosan Mukodo Rt.	15	462
		1,939
Peru 0.2%
Credicorp Ltd.	7	1,205
Inretail Peru Corp. (b)	4	110
		1,315
Czech Republic 0.1%
CEZ, a. s. (c)	17	657
Komercni banka, a.s.	7	256
		913
Colombia 0.1%
Bancolombia SA	29	256
Ecopetrol S.A.	502	224
Grupo de Inversiones Suramericana S.A.	5	36
Grupo Energia Bogota S.A. ESP	277	163
Interconexion Electrica S A E S P	55	221
		900
Luxembourg 0.0%
Reinet Investments S.C.A.	14	395
Egypt 0.0%
Commercial International Bank Egypt S.A.E	207	362
Singapore 0.0%
BOC Aviation Limited (b)	20	167
Australia 0.0%
Yancoal Australia Ltd (c)	32	133
Russian Federation 0.0%
Joint Stock Company Alrosa (Public Joint Stock Company) (a) (b) (d)	346	—
Public Joint Stock Company Federal Hydrogenerating Company - Rushydro (a) (b) (d)	13,159	—
Public Joint Stock Company Gazprom (a) (b) (d)	1,618	—
Public Joint Stock Company Magnit (a) (b) (d)	10	—
Public Joint Stock Company Magnitogorsk Metallurgical Works (a) (b) (d)	241	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel (a) (b) (d)	782	—
Public Joint Stock Company Mobile Telesystems (a) (b) (d)	115	—
Public Joint Stock Company Novatek (a) (b) (d)	131	—
Public Joint Stock Company Novolipetsk Metallurgical Plant (a) (b) (d)	167	—
Public Joint Stock Company Oil Company Lukoil (a) (b) (d)	49	—
Public Joint Stock Company Oil Company Rosneft (a) (b) (d)	301	—
Public Joint Stock Company Phosagro (a) (b) (d)	6	—
Public Joint Stock Company Phosagro (a) (b) (d)	—	—
Public Joint Stock Company PIK-Specialized Homebuilder (a) (b) (d)	15	—
Public Joint Stock Company Polyus (a) (b) (d)	4	—
Public Joint Stock Company Rostelecom (a) (b) (d)	157	—
Public Joint Stock Company Sberbank of Russia (a) (b) (d)	1,458	—
Public Joint Stock Company Surgutneftegaz (a) (b) (d)	1,157	—
Public Joint Stock Company Tatneft Named After V.D. Shashin (a) (b) (d)	220	—
Public Joint Stock Society Inter RAO UES (a) (b) (d)	4,398	—
Public Joint Stock Society Moscow Exchange MICEX-RTS (a) (b) (d)	189	—
Publichnoe Aktsionernoe Obshchestvo Severstal (a) (b) (d)	27	—
United Company RUSAL PLC (a) (b) (d)	320	—
VTB Bank (Public Joint Stock Company) (a) (b) (d)	680,515	—
Total Common Stocks (cost $848,029)		861,097
PREFERRED STOCKS 1.8%
Brazil 1.2%
Banco Bradesco SA (f)	548	1,485
Braskem S.A - Series A	10	38
Centrais Eletricas Brasileiras S/A - Series B	23	181
Companhia Energetica de Minas Gerais-CEMIG	189	397
Companhia Paranaense De Energia - Series B	100	188
Gerdau S.A.	143	503
ITAU Unibanco Holding SA (f)	493	3,282
Itausa S.A.	557	1,137
Petroleo Brasileiro S/A Petrobras. (f)	465	3,081
		10,292
South Korea 0.5%
Amorepacific Corporation	1	36
Hyundai Motor Company, 1.00% (g)	2	263
Hyundai Motor Company, 2.00% (g)	4	488
LG Chem, Ltd., 1.00% (g)	1	123
LG Electronics Inc.	2	89
LG H&H Co., Ltd., 1.00% (g)	—	33
Mirae Asset Securities Co., Ltd., 2.70% (g)	15	45
Samsung Electronics Co., Ltd., 1.00% (g)	85	3,313
Samsung Fire & Marine Insurance Co., Ltd.	—	68
Samsung SDI Co., Ltd., 1.00% (g)	—	34
		4,492
Chile 0.1%
Sociedad Quimica Y Minera De Chile S.A. - Series B	15	610
Colombia 0.0%
Bancolombia SA	45	356
Grupo Aval Acciones y Valores S.A.	106	11
Grupo de Inversiones Suramericana S.A.	6	31
		398
Russian Federation 0.0%
Public Joint Stock Company Sberbank of Russia (a) (b) (d)	126	—
Public Joint Stock Company Surgutneftegaz (a) (b) (d)	1,025	—
Public Joint Stock Company Tatneft Named After V.D. Shashin (a) (b) (d)	9	—
Total Preferred Stocks (cost $18,312)		15,792
RIGHTS 0.0%
United States of America 0.0%
BTS Group Holdings Public Company Limited (a) (h)	132	—
BTS Group Holdings Public Company Limited (a) (h)	83	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 1.0%
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 4.82% (i) (j)	7,114	7,114
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.92% (i) (j)	1,445	1,445
Total Short Term Investments (cost $8,559)		8,559
Total Investments 101.3% (cost $874,900)		885,448
Other Derivative Instruments (0.0)%		(174)
Other Assets and Liabilities, Net (1.3)%		(10,830)
Total Net Assets 100.0%		874,444

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of September 30, 2024.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2024, the value and the percentage of net assets of these securities was $172 and 0.0% of the Fund.

(f) Convertible security.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL Emerging Markets Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	8,181	64,150	65,217	263	—	—	7,114	0.8
JNL Government Money Market Fund, 4.92% - Class SL	3,471	21,020	23,046	98	—	—	1,445	0.2
	11,652	85,170	88,263	361	—	—	8,559	1.0

JNL Emerging Markets Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	04/26/21	32,854	22,030	2.5
AU Small Finance Bank Limited	04/28/21	258	333	0.1
Avenue Supermarts Limited	04/28/21	683	1,001	0.1
Baidu, Inc. - Class A	06/18/21	5,280	3,000	0.4
Bandhan Bank Limited	04/28/21	273	153	—
BeiGene, Ltd.	04/26/21	1,592	1,282	0.2
BOC Aviation Limited	04/26/21	165	167	—
CGN Power Co., Ltd. - Class H	04/26/21	328	413	0.1
China Feihe Limited	04/26/21	1,007	298	—
China International Capital Corporation Limited - Class H	04/26/21	315	259	—
China Literature Limited	04/26/21	434	195	—
China Merchants Securities Co., Ltd. - Class H	04/26/21	116	95	—
China Resources Mixc Lifestyle Services Limited	06/18/21	418	310	—
China Resources Pharmaceutical Group Limited	06/16/23	197	169	—
China Tower Corporation Limited - Class H	04/26/21	762	602	0.1
China Zheshang Bank Co., Ltd. - Class H	06/16/23	41	36	—
Fuyao Glass Industry Group Co., Ltd. - Class H	04/26/21	262	388	0.1
Ganfeng Lithium Group Co., Ltd - Class H	04/26/21	558	136	—
Guotai Junan Securities Co., Ltd. - Class H	04/26/21	97	70	—
Haidilao International Holding Ltd.	04/26/21	517	353	0.1
Hansoh Pharmaceutical Group Company Limited	04/26/21	501	275	—
Hapvida Participacoes E Investimentos S/A	04/26/21	1,079	361	0.1
HDFC Life Insurance Company Limited	04/28/21	902	845	0.1
Hua Hong Semiconductor Limited	06/16/23	171	163	—
Huatai Securities Co., Ltd. - Class H	04/26/21	193	160	—
Hygeia Healthcare Holdings Co., Limited	06/16/23	201	97	—
ICICI Lombard General Insurance Company Limited	04/28/21	448	603	0.1
ICICI Prudential Life Insurance Company Limited	04/28/21	279	366	0.1
Innovent Biologics, Inc. - Class B	04/26/21	690	806	0.1
Inretail Peru Corp.	05/19/21	150	110	—
Interglobe Aviation Limited	04/28/21	459	959	0.1
JD Health International Inc.	06/18/21	1,139	464	0.1
Joint Stock Company Alrosa (Public Joint Stock Company)	06/07/24	532	—	—
Kuaishou Technology	06/18/21	3,549	2,029	0.2
Kumba Iron Ore Ltd	04/26/21	198	131	—
LTIMindtree Limited	04/28/21	530	705	0.1
Meituan - Class B	04/26/21	10,764	11,403	1.3
New Oriental Education & Technology Group Inc.	06/16/23	627	1,134	0.1
Nongfu Spring Co., Ltd. - Class H	04/26/21	1,010	815	0.1
Orient Securities Company Limited - Class H	05/20/21	57	57	—
Pepkor Holdings	04/26/21	239	279	—
POP MART International Group Limited	12/15/23	169	429	0.1
Postal Savings Bank of China Co., Ltd. - Class H	04/26/21	522	535	0.1
Public Joint Stock Company Federal Hydrogenerating Company - Rushydro	06/18/21	143	—	—
Public Joint Stock Company Gazprom	09/06/22	3,743	—	—
Public Joint Stock Company Magnit	12/19/22	1,595	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL Emerging Markets Index Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Company Magnitogorsk Metallurgical Works	04/26/21	225	—	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel	09/17/21	1,209	—	—
Public Joint Stock Company Mobile Telesystems	04/26/21	568	—	—
Public Joint Stock Company Novatek	04/26/21	1,740	—	—
Public Joint Stock Company Novolipetsk Metallurgical Plant	09/26/22	361	—	—
Public Joint Stock Company Oil Company Lukoil	04/26/21	3,119	—	—
Public Joint Stock Company Oil Company Rosneft	04/26/21	1,923	—	—
Public Joint Stock Company Phosagro	07/01/21	1	—	—
Public Joint Stock Company Phosagro	04/26/21	322	—	—
Public Joint Stock Company PIK-Specialized Homebuilder	04/26/21	222	—	—
Public Joint Stock Company Polyus	04/26/21	454	—	—
Public Joint Stock Company Rostelecom	04/26/21	207	—	—
Public Joint Stock Company Sberbank of Russia	04/26/21	481	—	—
Public Joint Stock Company Sberbank of Russia	07/25/24	4,445	—	—
Public Joint Stock Company Surgutneftegaz	07/31/24	561	—	—
Public Joint Stock Company Surgutneftegaz	04/26/21	563	—	—
Public Joint Stock Company Tatneft Named After V.D. Shashin	07/30/24	1,466	—	—
Public Joint Stock Company Tatneft Named After V.D. Shashin	05/09/23	66	—	—
Public Joint Stock Society Inter RAO UES	04/26/21	271	—	—
Public Joint Stock Society Moscow Exchange MICEX-RTS	04/26/21	375	—	—
Publichnoe Aktsionernoe Obshchestvo Severstal	04/12/23	411	—	—
Qingdao Port International Co., Ltd. - Class H	04/26/21	45	55	—
Remegen, Ltd. - Class H	12/16/22	111	34	—
Saudi Arabian Oil Company	04/26/21	4,874	4,302	0.5
SBI Life Insurance Company Limited	04/28/21	533	906	0.1
Shandong Gold Group Co., Ltd. - Class H	04/26/21	162	172	—
Shenwan Hongyuan Group Co., Ltd. - Class H	05/20/21	58	52	—
Smoore International Holdings Limited	04/26/21	1,273	283	—
Tongcheng-Elong Holdings Limited	04/26/21	238	314	—
Topsports International Holdings Limited	04/26/21	292	107	—
United Company RUSAL PLC	05/19/21	230	—	—
VTB Bank (Public Joint Stock Company)	04/26/21	600	—	—
WuXi AppTec Co., Ltd. - Class H	04/26/21	388	276	—
Yadea Group Holdings Ltd	12/16/22	181	191	—
ZTO Express (Cayman) Inc.	06/21/21	1,282	1,085	0.1
		105,304	61,793	7.1

JNL Emerging Markets Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index	173	December 2024	9,735	(174)	409

JNL Emerging Markets Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/SAR	JPM	10/01/24	SAR	(250)	(67)	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Emerging Markets Index Fund
Assets - Securities
Common Stocks	56,279	803,208	1,610	861,097
Preferred Stocks	10,690	5,102	—	15,792
Rights	—	—	—	—
Short Term Investments	8,559	—	—	8,559
	75,528	808,310	1,610	885,448
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	409	—	—	409
	409	—	—	409

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Emerging Markets Index Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL International Index Fund
COMMON STOCKS 97.2%
Japan 23.9%
ABC-Mart, Inc.	14	287
ACOM Co., Ltd. (a)	60	160
Advantest Corporation	94	4,448
AEON Co., Ltd.	112	3,036
AGC Inc.	27	875
Aisin Corporation	67	739
Ajinomoto Co., Inc.	64	2,472
ANA Holdings Inc.	20	432
Asahi Group Holdings, Ltd.	200	2,621
Asahi Intecc Co., Ltd.	34	592
Asahi Kasei Corporation	188	1,419
ASICS Corporation	94	2,006
Astellas Pharma Inc.	238	2,731
Bandai Namco Holdings Inc.	87	1,982
Bridgestone Corporation	77	2,973
Brother Industries, Ltd.	33	640
Canon Inc.	128	4,161
Capcom Co., Ltd.	41	963
Central Japan Railway Company	129	2,984
Chubu Electric Power Co., Ltd.	101	1,185
Chugai Pharmaceutical Co., Ltd.	86	4,196
Concordia Financial Group, Ltd.	157	874
Dai Nippon Printing Co., Ltd.	61	1,089
Daifuku Co., Ltd.	47	907
Dai-ichi Life Holdings, Inc.	125	3,248
Daiichi Sankyo Company, Limited	253	8,318
Daikin Industries, Ltd.	39	5,355
Daito Trust Construction Co., Ltd.	8	970
Daiwa House Industry Co., Ltd	84	2,633
Daiwa Securities Group Inc.	184	1,301
DENSO Corporation	286	4,290
DISCO Corporation	12	3,247
East Japan Railway Company (a)	145	2,883
Eisai Co., Ltd.	35	1,306
ENEOS Holdings, Inc. (a)	390	2,133
FANUC Corporation	119	3,481
Fast Retailing Co., Ltd.	23	7,584
Fuji Electric Co., Ltd.	18	1,092
FUJIFILM Holdings Corporation	158	4,075
Fujitsu Limited	225	4,624
Fukuoka Financial Group, Inc.	25	642
GLP J-REIT	1	602
Hamamatsu Photonics K.K. (a)	39	516
Hankyu Hanshin Holdings, Inc.	30	918
Hikari Tsushin,Inc.	2	534
Hitachi Construction Machinery Co., Ltd. (a)	12	300
Hitachi, Ltd.	611	15,858
Honda Motor Co., Ltd.	640	6,806
Hoshizaki Corporation	17	574
Hoya Corporation	47	6,425
Hulic Co., Ltd.	75	767
IBIDEN Co., Ltd. (a)	17	533
Idemitsu Kosan Co., Ltd.	128	930
Inpex Corporation	121	1,652
Isuzu Motors Limited	77	1,050
ITOCHU Corporation	179	9,622
Japan Airlines Co., Ltd. (a)	18	316
Japan Exchange Group, Inc.	140	1,821
Japan Metropolitan Fund Investment Corporation	1	628
Japan Post Bank Co., Ltd.	184	1,716
Japan Post Holdings Co., Ltd.	273	2,610
Japan Post Insurance Co., Ltd.	24	430
Japan Real Estate Investment Corporation (a)	—	764
Japan Tobacco Inc.	145	4,228
JFE Holdings, Inc. (a)	86	1,150
Kajima Corporation	63	1,179
Kao Corporation	62	3,044
Kawasaki Heavy Industries, Ltd. (a)	20	819
Kawasaki Kisen Kaisha, Ltd. (a)	58	897
KDDI Corporation	197	6,312
Keisei Electric Railway Co., Ltd. (a)	21	627
Keyence Corporation	25	11,818
Kikkoman Corporation	114	1,295
Kintetsu Group Holdings Co., Ltd (a)	26	641
Kirin Holdings Company, Limited	105	1,603
Kobe Bussan Co., Ltd.	20	608
Koito Manufacturing Co., Ltd.	30	411
Komatsu Ltd.	124	3,457
Konami Holdings Corporation	12	1,210
Kubota Corporation	151	2,145
Kurita Water Industries Ltd.	14	616
KYOCERA Corporation	180	2,102
Kyoto Financial Group, Inc. (a)	37	578
Kyowa Kirin Co., Ltd.	33	586
Lasertec Co., Ltd.	11	1,787
LY Corporation	368	1,075
M3, Inc.	59	592
Makita Corporation	32	1,092
Marubeni Corporation	222	3,656
MatsukiyoCocokara & Co. (a)	54	894
Mazda Motor Corporation (a)	81	619
McDonald's Holdings Company (Japan), Ltd.	11	524
Meiji Holdings Co., Ltd.	36	910
Minebeamitsumi Inc.	49	973
MISUMI Group Inc.	35	637
Mitsubishi Chemical Group Corporation	191	1,228
Mitsubishi Corporation	535	11,094
Mitsubishi Electric Corporation	272	4,406
Mitsubishi Estate Co., Ltd.	169	2,673
Mitsubishi HC Capital Inc. (a)	113	800
Mitsubishi Heavy Industries, Ltd.	439	6,504
Mitsubishi Motors Corporation (a)	107	290
Mitsubishi UFJ Financial Group Inc	1,540	15,693
Mitsui & Co., Ltd.	396	8,799
Mitsui Chemicals, Inc.	24	637
Mitsui Fudosan Co., Ltd.	368	3,441
Mitsui O.S.K. Lines, Ltd. (a)	48	1,639
Mizuho Bank, Ltd.	31	940
Mizuho Financial Group, Inc.	334	6,889
MonotaRO Co., Ltd.	32	528
MS&AD Insurance Group Holdings, Inc.	177	4,142
Murata Manufacturing Co., Ltd.	250	4,905
Nec Corporation	34	3,236
NEXON Co., Ltd.	54	1,071
NGK Insulators, Ltd. (a)	37	480
Nidec Corporation	134	2,809
Nintendo Co., Ltd.	139	7,417
Nippon Building Fund Inc.	1	982
Nippon Express Co., Ltd.	10	526
Nippon Paint Holdings Co., Ltd.	135	1,025
Nippon Prologis REIT, Inc.	—	522
Nippon Sanso Holdings Corporation	26	929
Nippon Steel Corporation (a)	122	2,713
Nippon Telegraph and Telephone Corporation	3,658	3,740
Nippon Yusen Kabushiki Kaisha (a)	62	2,268
Nissan Chemical Corporation	18	630
Nissan Motor Co., Ltd. (a)	288	814
Nissin Food Holdings Co., Ltd.	31	858
Niterra Co., Ltd.	26	731
Nitori Holdings Co., Ltd. (a)	11	1,559
Nitto Denko Corporation	90	1,517
Nomura Holdings, Inc.	379	1,971
Nomura Real Estate Holdings, Inc.	14	379
Nomura Real Estate Master Fund, Inc.	1	559
Nomura Research Institute, Ltd.	54	2,001
NTT DATA Corporation	79	1,413
Obayashi Corporation	95	1,207
OBIC Co., Ltd.	42	1,457
Odakyu Electric Railway Co., Ltd. (a)	43	481
Olympus Corporation	156	2,963
OMRON Corporation	25	1,145
Ono Pharmaceutical Co., Ltd. (a)	59	791
Oracle Corporation Japan	5	472
Oriental Land Co., Ltd.	145	3,743
ORIX Corporation	154	3,566
Osaka Gas Co., Ltd.	53	1,190

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Otsuka Corporation	33	816
Otsuka Holdings Co., Ltd.	63	3,597
Pan Pacific International Holdings Corporation	69	1,790
Panasonic Holdings Corporation	299	2,612
Rakuten Group, Inc.	196	1,266
Recruit Holdings Co., Ltd.	203	12,332
Renesas Electronics Corporation	195	2,847
Resona Holdings, Inc.	303	2,115
Ricoh Company, Ltd.	79	847
ROHM Co., Ltd. (a)	46	519
SBI Holdings, Inc. (a)	40	935
SCREEN Holdings Co., Ltd.	11	795
SCSK Corporation	19	398
Secom Co., Ltd.	55	2,044
Seiko Epson Corporation. (a)	39	719
Sekisui Chemical Co., Ltd.	50	770
Sekisui House, Ltd.	82	2,285
Seven & I Holdings Co., Ltd.	316	4,772
SG Holdings Co., Ltd.	55	588
Shimadzu Corporation	39	1,298
Shimano Inc.	11	2,096
Shimizu Corporation	78	536
Shin-Etsu Chemical Co., Ltd.	264	11,034
Shionogi & Co., Ltd.	115	1,652
Shiseido Company, Limited	50	1,359
SMC Corporation	7	3,243
SoftBank Corp.	3,663	4,780
SoftBank Group Corp	128	7,567
Sojitz Corporation	28	669
Sompo Holdings, Inc.	123	2,764
Sony Group Corporation	780	15,161
Square Enix Holdings Co., Ltd.	9	357
Subaru Corporation.	78	1,373
SUMCO Corporation (a)	43	463
Sumitomo Corporation	161	3,610
Sumitomo Electric Industries, Ltd.	102	1,648
Sumitomo Metal Mining Co., Ltd.	35	1,045
Sumitomo Mitsui Financial Group, Inc.	519	11,073
Sumitomo Mitsui Trust Bank, Limited	95	2,262
Sumitomo Realty & Development Co., Ltd.	63	2,099
Suntory Beverage & Food Limited	17	643
Suzuki Motor Corporation	240	2,671
Sysmex Corporation	77	1,510
T&D Holdings, lnc.	66	1,153
Taisei Corporation	24	1,067
Takeda Pharmaceutical Co Ltd (a)	206	5,904
TDK Corporation	250	3,224
Terumo Corporation	197	3,722
The Chiba Bank, Ltd.	97	784
The Kansai Electric Power Company, Incorporated	104	1,710
TIS Inc. (a)	33	830
TOBU Railway Co., LTD.	28	492
Toho Co., Ltd.	15	620
Tokio Marine Holdings, Inc.	260	9,493
Tokyo Century Corporation	22	248
Tokyo Electric Power Company Holdings, Inc. (b)	84	375
Tokyo Electron Limited	59	10,495
Tokyo Gas Co., Ltd.	54	1,257
Tokyu Corporation	81	1,051
Tokyu Fudosan Holdings Co., Ltd.	83	577
TOPPAN Holdings Inc.	41	1,200
Toray Industries, Inc.	206	1,213
Tosoh Corporation	41	545
TOTO Ltd. (a)	22	824
Toyo Suisan Kaisha, Ltd.	13	879
Toyota Industries Corporation	23	1,742
Toyota Motor Corporation	1,562	27,947
Toyota Tsusho Corporation	94	1,696
Trend Micro Incorporated	17	984
Unicharm Corporation	51	1,826
West Japan Railway Company	63	1,194
Yakult Honsha Co., Ltd. (a)	37	849
Yamaha Motor Co., Ltd.	122	1,094
Yamato Holdings Co., Ltd.	45	509
Yaskawa Electric Corporation (a)	32	1,123
Yokogawa Electric Corporation	36	925
Zensho Holdings Co., Ltd.	13	697
ZOZO, Inc.	18	643
		558,036
United Kingdom 14.9%
3I Group PLC	129	5,708
Admiral Group PLC	30	1,125
Anglo American PLC	161	5,243
Ashtead Group Public Limited Company	58	4,459
Associated British Foods PLC	43	1,334
AstraZeneca PLC	204	31,834
Auto Trader Group PLC	116	1,349
Aviva PLC	351	2,273
B&M European Value Retail S.A.	127	705
BAE Systems PLC	400	6,634
Barclays PLC	1,958	5,875
Barratt Developments PLC	175	1,126
BP P.L.C.	2,183	11,415
British American Tobacco P.L.C.	263	9,615
BT Group PLC (a)	842	1,668
Bunzl Public Limited Company	43	2,027
Burberry Group PLC	49	461
Centrica PLC	716	1,119
Coca-Cola Europacific Partners PLC	27	2,124
Compass Group PLC	225	7,215
Convatec Group PLC (c)	227	689
Croda International Public Limited Company	17	961
CVC Capital Partners PLC (b)	79	1,760
Diageo PLC	293	10,236
DS Smith PLC	180	1,114
Entain PLC	87	892
Experian PLC	121	6,383
Fiat Chrysler Automobiles N.V.	282	3,926
Flutter Entertainment Public Limited Company (b)	21	4,963
GSK PLC	536	10,964
Haleon PLC	872	4,590
Halma Public Limited Company	50	1,732
Hargreaves Lansdown PLC	48	716
Hikma Pharmaceuticals Public Limited Company	21	528
Hiscox Ltd.	44	678
Howden Joinery Group PLC	71	867
HSBC Holdings PLC	2,452	21,978
Imperial Brands PLC	114	3,314
Informa PLC	171	1,877
InterContinental Hotels Group PLC	21	2,251
Intermediate Capital Group PLC	37	1,105
International Consolidated Airlines Group, S.A.	494	1,356
Intertek Group Plc	21	1,444
J Sainsbury PLC	216	854
JD Sports Fashion PLC	354	731
Kingfisher PLC	246	1,061
Land Securities Group PLC	89	780
Legal & General Group PLC	784	2,378
Lloyds Banking Group PLC	8,171	6,416
London Stock Exchange Group PLC	62	8,532
M&G PLC	309	859
Melrose Industries PLC	163	997
Mondi PLC	60	1,134
National Grid PLC	643	8,857
NatWest Group PLC	811	3,728
Next PLC	16	2,034
NMC Health PLC (d)	12	—
Pearson PLC	87	1,185
Persimmon Public Limited Company	44	966
Phoenix Group Holdings PLC	101	758
Prudential Public Limited Company	352	3,267
Reckitt Benckiser Group PLC	94	5,717
Relx PLC	246	11,629
Rentokil Initial PLC	310	1,517
Rightmove PLC	100	826
Rio Tinto PLC	135	9,618
Rolls-Royce Holdings PLC (b)	1,120	7,930
Schroders PLC	119	558
SEGRO Public Limited Company	163	1,908

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Severn Trent PLC	36	1,255
Shell PLC - Class A	828	26,894
Smith & Nephew PLC	115	1,795
Smiths Group PLC	44	997
Spirax Group PLC	10	1,015
SSE PLC	145	3,654
Standard Chartered PLC	279	2,959
Taylor Wimpey PLC	475	1,047
Tesco PLC	905	4,343
The Berkeley Group Holdings PLC	13	841
The Sage Group PLC.	126	1,737
Unilever PLC	326	21,161
United Utilities PLC	89	1,239
Vodafone Group Public Limited Company	2,749	2,756
Weir Group PLC(The)	34	993
Whitbread PLC	23	967
Wise PLC - Class A (b)	96	860
WPP 2012 Limited	138	1,417
		347,803
France 10.5%
Aeroports de Paris	5	644
Airbus SE	77	11,300
Amundi (c)	8	583
AXA	232	8,965
Biomerieux SA	6	665
BNP Paribas	137	9,381
Bollore SE	96	643
Bouygues	28	925
Bureau Veritas	42	1,392
Capgemini France	21	4,557
Carrefour	71	1,216
Compagnie De Saint-Gobain	60	5,467
Compagnie Generale des Etablissements Michelin	90	3,660
Credit Agricole SA	161	2,472
Danone	84	6,141
Dassault Aviation	3	562
Dassault Systemes	92	3,660
Edenred	32	1,224
Eiffage	10	938
Engie	243	4,197
EssilorLuxottica	38	9,053
Eurofins Scientific SE	17	1,102
Getlink S.E.	39	693
Hermes International	4	11,021
IPSEN	5	597
Kering	9	2,656
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	76	14,642
Legrand	34	3,967
L'Oreal	32	14,328
LVMH Moet Hennessy Louis Vuitton	34	25,974
Orange	234	2,681
Pernod Ricard	26	3,978
Publicis Groupe SA	30	3,258
Safran	45	10,687
Sanofi	149	17,187
Sartorius Stedim Biotech	4	786
Schneider Electric SE	72	18,989
Societe d'exploitation Hoteliere	11	920
Societe Generale	94	2,349
Thales	12	1,966
TotalEnergies SE	282	18,344
Veolia Environnement	81	2,674
VINCI	62	7,240
Vivendi SE	87	1,002
		244,686
Switzerland 8.1%
ABB Ltd - Class N	209	12,142
Alcon AG	65	6,520
Chocoladefabriken Lindt & Sprungli AG - Class N	—	1,783
Coca-Cola HBC AG	26	926
Compagnie Financiere Richemont SA	71	11,133
EMS-Chemie Holding AG	1	760
Galderma Group AG (b)	7	640
Geberit AG - Class N	4	2,895
Givaudan SA - Class N	1	6,634
Glencore PLC	1,295	7,388
Holcim AG	63	6,186
Julius Bar Gruppe AG - Class N	26	1,537
Kuhne & Nagel International AG	7	1,809
Lonza Group AG	9	5,830
Nestle S.A. - Class N	341	34,237
Novartis AG - Class N	257	29,622
Partners Group Holding AG	3	4,244
Roche Holding AG	4	1,298
Sandoz Group AG	52	2,170
Schindler Holding AG - Class N	3	728
SGS SA	20	2,255
Sika AG	21	6,988
Sonova Holding AG	6	2,299
Straumann Holding AG - Class N	15	2,385
Swiss Life Holding AG - Class N	4	3,051
Swiss Re AG	37	5,067
Swisscom AG - Class N	3	2,182
The Swatch Group AG	4	834
The Swatch Group AG - Class N	7	302
UBS Group AG	423	13,096
Zurich Insurance Group AG - Class N	19	11,384
		188,325
Germany 7.9%
Adidas AG - Class N	21	5,572
Allianz SE	52	17,012
BASF SE - Class N	118	6,255
Bayer Aktiengesellschaft - Class N	121	4,069
Bayerische Motoren Werke Aktiengesellschaft	38	3,339
Beiersdorf Aktiengesellschaft	13	1,922
Brenntag SE - Class N	17	1,236
Carl Zeiss Meditec AG	4	341
Commerzbank Aktiengesellschaft	126	2,325
Continental Aktiengesellschaft	14	924
Covestro AG (b) (c)	25	1,528
Daimler Truck Holding AG	63	2,371
Deutsche Bank Aktiengesellschaft - Class N	246	4,249
Deutsche Borse Aktiengesellschaft - Class N	24	5,671
Deutsche Lufthansa Aktiengesellschaft	76	555
Deutsche Post AG - Class N	129	5,750
Deutsche Telekom AG - Class N	456	13,401
E.ON SE - Class N	290	4,321
Evonik Industries AG	25	594
Fresenius SE & Co. KGaA (b)	55	2,118
Hannover Ruck SE - Class N	8	2,286
Heidelberg Materials AG	17	1,862
Henkel AG & Co. KGaA	12	1,038
Infineon Technologies AG - Class N	165	5,797
Mercedes-Benz Group AG - Class N	105	6,833
MERCK Kommanditgesellschaft auf Aktien	17	3,017
MTU Aero Engines AG - Class N	7	2,154
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	18	9,802
Qiagen N.V. (b)	29	1,290
Rheinmetall Aktiengesellschaft	6	3,110
RWE Aktiengesellschaft	89	3,248
SAP SE	136	31,105
Siemens Aktiengesellschaft - Class N	93	18,905
Siemens Energy AG (b)	66	2,438
Siemens Healthineers AG (c)	35	2,108
Symrise AG	17	2,299
Talanx Aktiengesellschaft	8	648
Vonovia SE	108	3,956
		185,449
Australia 7.5%
Ampol Limited	32	683
ANZ Group Holdings Limited	394	8,317
Aristocrat Leisure Limited	83	3,356
ASX Limited	26	1,145
Atlas Arteria Limited	142	480
Aurizon Holdings Limited	252	616
Australian Pipeline Trust	164	880

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
BHP Group Limited	668	21,099
BlueScope Steel Limited	60	913
Brambles Limited	183	2,405
Cochlear Limited	8	1,573
Coles Group Limited	175	2,192
Commonwealth Bank of Australia	221	20,671
Computershare Limited	76	1,325
CSL Limited	64	12,653
DEXUS Funds Management Limited	136	713
Endeavour Group Limited	184	639
Fortescue Ltd	206	2,940
Goodman Funding Pty Ltd	230	5,903
GPT Management Holdings Limited	244	841
Insurance Australia Group Limited	309	1,576
Macquarie Group Limited	48	7,697
Medibank Private Limited	358	906
Mineral Resources Limited	22	804
Mirvac Limited	525	782
National Australia Bank Limited	406	10,510
Northern Star Resources Ltd	153	1,683
Orica Limited	62	793
Origin Energy Limited	230	1,599
Pilbara Minerals Limited (a) (b)	351	828
Qantas Airways Limited (b)	115	590
QBE Insurance Group Limited	197	2,262
Ramsay Health Care Limited	25	727
REA Group Ltd (a)	7	973
Reece Limited	48	941
Rio Tinto Limited	49	4,395
Santos Limited	410	1,997
Scentre Group Limited	699	1,770
SEEK Limited (a)	44	766
Seven Group Holdings Limited	26	788
Sonic Healthcare Limited	60	1,126
South32 Limited	602	1,572
Stockland Corporation Ltd	320	1,161
Suncorp Group Limited	170	2,129
Telstra Corporation Limited	528	1,418
The Lottery Corporation Limited	292	1,037
TPG Corporation Limited	57	195
Transurban Holdings Limited	404	3,677
Treasury Wine Estates Limited	103	857
Vicinity Centres RE Ltd	463	710
Washington H. Soul Pattinson and Company Limited	32	772
Wesfarmers Limited	149	7,276
Westpac Banking Corporation	459	10,073
WiseTech Global Limited	23	2,210
Woodside Energy Group Ltd	251	4,365
Woolworths Group Limited	154	3,549
Worley Limited	45	463
		174,321
Netherlands 4.4%
Adyen N.V. (b) (c)	4	6,282
Aegon Ltd.	184	1,181
Akzo Nobel N.V.	22	1,560
ASM International N.V.	6	3,847
ASML Holding N.V.	52	43,364
DSM-Firmenich AG	29	3,947
Exor Nederland N.V.	13	1,447
HAL Trust	5	645
Heineken Holding N.V.	17	1,263
Heineken N.V.	37	3,309
ING Groep N.V.	430	7,829
JDE Peet's N.V.	15	315
Koninklijke Ahold Delhaize N.V.	121	4,201
Koninklijke KPN N.V.	528	2,157
Koninklijke Philips N.V.	104	3,417
NN Group N.V.	36	1,770
Prosus N.V. - Class N	181	7,929
STMicroelectronics N.V.	87	2,589
Wolters Kluwer N.V. - Class C	31	5,248
		102,300
Sweden 3.5%
AB Sagax - Class B	29	835
Aktiebolaget Industrivarden - Class A	16	574
Aktiebolaget Industrivarden - Class C	20	731
Aktiebolaget SKF - Class A	2	46
Aktiebolaget SKF - Class B	46	922
Aktiebolaget Volvo - Class A	23	626
Aktiebolaget Volvo - Class B	196	5,172
Alfa Laval AB	37	1,801
ASSA ABLOY AB - Class B	139	4,662
Atlas Copco Aktiebolag - Class A	334	6,464
Atlas Copco Aktiebolag - Class B	206	3,533
Axfood AB	13	377
Boliden AB	35	1,195
Castellum Aktiebolag (b)	57	829
Epiroc Aktiebolag - Class A	83	1,806
Epiroc Aktiebolag - Class B	48	918
EQT AB (c)	93	3,177
Essity Aktiebolag (publ) - Class A (a)	3	109
Essity Aktiebolag (publ) - Class B	80	2,497
Evolution AB (publ) (c)	25	2,478
Fastighets AB Balder - Class B (b)	91	798
G&L Beijer Ref AB - Class B	50	827
Getinge AB - Class B	29	617
H & M Hennes & Mauritz AB - Class B (a)	77	1,305
Hexagon Aktiebolag - Class B	279	2,999
Holmen Aktiebolag - Class B	10	422
Husqvarna Aktiebolag - Class B	43	302
Indutrade Aktiebolag	34	1,072
Investment Ab Latour - Class B	19	601
Investor Aktiebolag - Class A	75	2,322
Investor Aktiebolag - Class B	229	7,060
L E Lundbergforetagen Aktiebolag (publ) - Series B	10	564
Lifco AB (Publ) - Class B	31	1,016
NIBE Industrier AB - Class B	223	1,223
Nordnet AB	22	528
Saab AB - Class B	48	1,030
Sandvik Aktiebolag	123	2,759
Securitas AB - Class B	71	896
Skandinaviska Enskilda Banken AB - Class A	187	2,851
Skanska AB - Class B	43	900
SSAB AB - Class A	27	140
SSAB AB - Class B	82	422
Svenska Cellulosa Aktiebolaget SCA - Class B	75	1,091
Svenska Handelsbanken AB - Class A	190	1,950
Svenska Handelsbanken AB - Class B	1	14
Swedbank AB - Class A	130	2,751
Swedish Orphan Biovitrum AB (Publ) (b)	20	658
Tele2 AB - Class B	75	850
Telefonaktiebolaget LM Ericsson - Class A	8	57
Telefonaktiebolaget LM Ericsson - Class B (a)	345	2,602
Telia Company AB	299	967
Trelleborg AB - Class B	28	1,094
Volvo Cars AB - Class B (a) (b)	76	210
		81,650
Denmark 3.2%
A.P. Moller - Maersk A/S - Class A	—	483
A.P. Moller - Maersk A/S - Class B	1	868
Carlsberg A/S - Class B	12	1,463
Coloplast A/S - Class B	19	2,468
Danske Bank A/S	89	2,673
Demant A/S (b)	12	465
DSV A/S	22	4,638
Genmab A/S (b)	9	2,091
Novo Nordisk A/S - Class B	421	49,944
Novozymes A/S - Class B	47	3,352
Orsted A/S (b) (c)	25	1,666
Pandora A/S	11	1,768
Tryg A/S	43	1,021
Vestas Wind Systems A/S (b)	131	2,882
		75,782
Spain 2.7%
ACS, Actividades de Construccion y Servicios, S.A.	27	1,233
AENA, S.M.E., S.A. (c)	10	2,095

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Amadeus IT Holding, S.A. (c)	58	4,157
Banco Bilbao Vizcaya Argentaria, S.A.	756	8,153
Banco Santander, S.A.	2,040	10,439
CaixaBank, S.A.	513	3,059
Cellnex Telecom, S.A. (c)	78	3,167
Endesa, S.A.	43	941
Ferrovial SE	63	2,826
Iberdrola, Sociedad Anonima	761	11,767
Industria de Diseno Textil, S.A.	146	8,669
Naturgy Energy Group, S.A.	18	457
Redeia Corporacion SA	48	939
Repsol SA	150	1,967
Telefonica, S.A.	623	3,050
		62,919
Italy 2.6%
A2a S.P.A.	185	428
Amplifon S.p.A	18	504
Assicurazioni Generali Societa' Per Azioni	133	3,836
Banca Mediolanum SpA	25	317
Banco BPM Societa' Per Azioni	174	1,177
Buzzi S.p.A.	10	408
Davide Campari-Milano N.V.	79	671
DiaSorin S.p.A.	3	351
Enel S.p.A	1,022	8,173
Eni S.P.A.	282	4,299
Ferrari N.V.	16	7,545
Finecobank Banca Fineco S.P.A.	79	1,362
Hera S.p.A.	120	477
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (c)	46	561
Intesa Sanpaolo SPA	2,106	9,021
Leonardo S.p.A.	53	1,186
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	76	1,297
Moncler S.p.A.	28	1,754
Nexi S.p.A. (b)	85	578
Pirelli & C. S.p.A. (c)	41	248
Poste Italiane - Societa' Per Azioni (c)	61	860
Prysmian S.p.A.	36	2,581
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	13	746
Snam S.P.A.	290	1,474
Telecom Italia S.p.A. (a)	1,386	386
Terna - Rete Elettrica Nazionale Societa Per Azioni	180	1,626
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	215	9,463
		61,329
Hong Kong 1.8%
AIA Group Limited	1,459	12,692
Budweiser Brewing Company APAC Limited (c)	201	266
CK Asset Holdings Limited	257	1,121
CK Hutchison Holdings Limited	352	2,001
CK Infrastructure Holdings Limited	75	511
CLP Holdings Limited	244	2,146
ESR Group Limited (c)	320	508
Hang Lung Properties Limited	182	176
Hang Seng Bank, Limited	96	1,198
Henderson Land Development Company Limited	190	600
HKT Trust	452	577
Hong Kong And China Gas Company Limited -The-	1,483	1,211
Hong Kong Exchanges and Clearing Limited	156	6,429
Jardine Matheson Holdings Limited	22	863
Link Real Estate Investment Trust	338	1,682
MTR Corporation Limited	209	784
Power Assets Holdings Limited	180	1,147
Sino Land Company Limited	478	523
Sun Hung Kai Properties Limited	250	2,720
Swire Pacific Limited - Class A	60	507
Swire Pacific Limited - Class B	55	74
Swire Properties Limited	146	296
Techtronic Industries Company Limited	193	2,900
WH Group Limited (c)	1,051	826
Wharf (Holdings) Limited, The	116	330
Wharf Real Estate Investment Company Limited	197	691
		42,779
Singapore 1.2%
Capitaland Ascendas REIT	480	1,066
Capitaland Group Pte. Ltd.	647	1,066
Capitaland Investment Limited	319	772
City Developments Limited	69	291
DBS Group Holdings Ltd	277	8,213
Genting Singapore Limited	797	542
Jardine Cycle & Carriage Limited	10	204
Keppel Ltd.	182	936
Mapletree Commercial Trust Treasury Company Pte. Ltd. (c)	305	352
Oversea-Chinese Banking Corporation Limited	426	4,998
Singapore Airlines Limited	178	946
Singapore Exchange Limited	111	984
Singapore Technologies Engineering Ltd	202	729
Singapore Telecommunications Limited	1,042	2,617
United Overseas Bank Limited	176	4,393
Wilmar International Limited	253	657
		28,766
Finland 1.1%
Elisa Oyj	19	985
Fortum Oyj	59	980
Huhtamaki Oyj	12	479
Kesko Oyj - Class A	11	224
Kesko Oyj - Class B	37	798
Kone Corporation - Class B	46	2,780
Metso Oyj	88	955
Neste Oyj	58	1,120
Nokia Oyj	682	2,973
Nordea Bank Abp	418	4,922
Orion Oyj - Class A	3	170
Orion Oyj - Class B	14	766
Sampo Oyj - Class A	68	3,168
Stora Enso Oyj - Class R	79	1,016
UPM-Kymmene Oyj	71	2,370
Wartsila Oyj Abp	65	1,463
		25,169
Belgium 1.1%
Ackermans	3	631
Ageas SA/NV	20	1,087
Anheuser-Busch InBev	123	8,117
argenx SE (b)	8	4,219
Azelis Group	16	342
Colruyt Group	6	279
D'Ieteren Group	3	587
Elia Group	3	392
Groupe Bruxelles Lambert - Groep Brussel Lambert	11	850
KBC Groep	35	2,761
Sofina	2	547
Syensqo	10	854
UCB	16	2,878
Umicore	26	336
Warehouses De Pauw	24	649
		24,529
Norway 0.6%
Aker ASA	3	161
Aker BP ASA	37	801
Autostore Holdings Ltd (b) (c)	128	130
DNB Bank ASA	102	2,091
Equinor ASA	100	2,529
Gjensidige Forsikring ASA	24	457
Kongsberg Gruppen ASA	12	1,168
Mowi ASA	59	1,060
Norsk Hydro ASA	176	1,147
Orkla ASA	101	950
SalMar ASA	9	469
Schibsted ASA - Class A	10	339
Schibsted ASA - Class B	11	328
Storebrand ASA	55	607
Telenor ASA	80	1,024
Var Energi ASA	110	340

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Yara International ASA	21	652
		14,253
Israel 0.5%
Azrieli Group Ltd.	5	349
Bank Hapoalim Ltd	170	1,697
Bank Leumi Le-Israel B.M.	200	1,963
Elbit Systems Ltd.	3	597
ICL Group Ltd	100	424
Israel Discount Bank Limited	161	901
Mizrahi Tefahot Bank Ltd	21	804
Nice Ltd (b)	8	1,429
Teva Pharmaceutical Industries Ltd (a) (b)	149	2,686
		10,850
Poland 0.3%
Allegro.eu (b) (c)	83	749
Bank Polska Kasa Opieki - Spolka Akcyjna	27	1,042
Dino Polska Spolka Akcyjna (b) (c)	6	564
ING Bank Slaski Spolka Akcyjna	5	312
KGHM Polska Miedz Spolka Akcyjna	19	769
LPP Spolka Akcyjna	—	560
Orlen S A	77	1,115
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	113	1,643
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	77	839
Santander Bank Polska Spolka Akcyjna	4	503
		8,096
Austria 0.3%
Andritz AG	8	601
BAWAG Group AG (c)	11	838
Erste Group Bank AG	40	2,215
EVN AG	5	148
OMV Aktiengesellschaft	20	841
Raiffeisen Bank International AG	18	363
Strabag SE	2	70
Telekom Austria Aktiengesellschaft	18	174
Verbund AG	9	728
Vienna Insurance Group AG Wiener Versicherung Gruppe	5	150
voestalpine AG	16	409
		6,537
United States of America 0.2%
James Hardie Industries Public Limited Company - CHESS	57	2,277
Universal Music Group N.V.	126	3,308
		5,585
Ireland 0.2%
DCC Public Limited Company	13	919
Kerry Group Public Limited Company - Class A	20	2,089
Kingspan Group Public Limited Company	21	1,958
		4,966
New Zealand 0.2%
Auckland International Airport Limited	168	797
Contact Energy Limited	103	532
Fisher & Paykel Healthcare Corporation Limited	71	1,556
Mercury NZ Limited	86	353
Meridian Energy Limited	168	634
Spark New Zealand Limited	228	440
		4,312
Portugal 0.2%
EDP Renovaveis, S.A.	33	568
EDP, S.A.	370	1,690
Galp Energia, SGPS, S.A.	56	1,052
Jeronimo Martins, SGPS, S.A.	39	765
		4,075
Luxembourg 0.1%
ArcelorMittal	62	1,624
Tenaris S.A.	53	845
		2,469
Macau 0.1%
Galaxy Entertainment Group Limited	287	1,415
Sands China Ltd. (b)	332	837
		2,252
Chile 0.1%
Antofagasta PLC	43	1,150
China 0.0%
WuXi Biologics (Cayman) Inc. (b) (c)	448	987
Mexico 0.0%
Fresnillo PLC	24	199
Russian Federation 0.0%
Evraz PLC (b) (c) (d)	82	—
Total Common Stocks (cost $1,765,021)		2,269,574
PREFERRED STOCKS 1.7%
Switzerland 1.4%
Chocoladefabriken Lindt & Sprungli AG	—	1,741
Roche Holding AG	91	29,018
Schindler Holding AG	6	1,621
		32,380
Germany 0.3%
Bayerische Motoren Werke Aktiengesellschaft	8	652
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	14	1,155
Henkel AG & Co. KGaA (e)	22	2,069
Sartorius Aktiengesellschaft	3	928
Volkswagen Aktiengesellschaft (e)	27	2,825
		7,629
Italy 0.0%
Telecom Italia S.p.A.	768	244
Total Preferred Stocks (cost $39,110)		40,253
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 4.82% (f) (g)	7,040	7,040
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.92% (f) (g)	3,158	3,158
Total Short Term Investments (cost $10,198)		10,198
Total Investments 99.4% (cost $1,814,329)		2,320,025
Other Derivative Instruments (0.0)%		(381)
Other Assets and Liabilities, Net 0.6%		15,373
Total Net Assets 100.0%		2,335,017

(a) All or a portion of the security was on loan as of September 30, 2024.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(e) Convertible security.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL International Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	6,286	183,257	182,503	400	—	—	7,040	0.3
JNL Government Money Market Fund, 4.92% - Class SL	3,069	93,641	93,552	262	—	—	3,158	0.1
	9,355	276,898	276,055	662	—	—	10,198	0.4

JNL International Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	04/26/21	8,068	6,282	0.3
AENA, S.M.E., S.A.	04/26/21	1,356	2,095	0.1
Allegro.eu	06/18/21	1,030	749	—
Amadeus IT Holding, S.A.	04/26/21	3,175	4,157	0.2
Amundi	04/26/21	677	583	—
Autostore Holdings Ltd	12/17/21	480	130	—
BAWAG Group AG	04/26/21	546	838	—
Budweiser Brewing Company APAC Limited	04/26/21	725	266	—
Cellnex Telecom, S.A.	04/26/21	3,691	3,167	0.1
Convatec Group PLC	04/26/21	665	689	—
Covestro AG	04/26/21	1,799	1,528	0.1
Dino Polska Spolka Akcyjna	06/18/21	446	564	—
EQT AB	04/26/21	2,477	3,177	0.2
ESR Group Limited	04/26/21	974	508	—
Evolution AB (publ)	04/26/21	2,836	2,478	0.1
Evraz PLC	04/26/21	631	—	—
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	04/26/21	530	561	—
Mapletree Commercial Trust Treasury Company Pte. Ltd.	04/26/21	531	352	—
Orsted A/S	04/26/21	2,047	1,666	0.1
Pirelli & C. S.p.A.	04/26/21	228	248	—
Poste Italiane - Societa' Per Azioni	04/26/21	583	860	0.1
Siemens Healthineers AG	06/18/21	2,085	2,108	0.1
WH Group Limited	04/26/21	900	826	—
WuXi Biologics (Cayman) Inc.	12/17/21	4,380	987	0.1
		40,860	34,819	1.5

JNL International Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	129	December 2024	EUR	6,351	(100)	154
FTSE 100 Index	32	December 2024	GBP	2,671	(38)	(25)
S&P/ASX 200 Index	12	December 2024	AUD	2,464	10	20
TOPIX Index	32	December 2024	JPY	832,921	(219)	99
					(347)	248

JNL International Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	HSB	12/18/24	AUD	2,943	2,037	60
EUR/USD	HSB	12/18/24	EUR	6,931	7,740	32
GBP/USD	BMO	12/18/24	GBP	1,054	1,409	25
JPY/USD	RBC	12/18/24	JPY	896,645	6,306	(134)
USD/AUD	RBC	12/18/24	AUD	(3,838)	(2,655)	(39)
USD/EUR	RBC	12/18/24	EUR	(2,401)	(2,682)	7
USD/JPY	RBC	12/18/24	JPY	(236,009)	(1,660)	15
					10,495	(34)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL International Index Fund
Assets - Securities
Common Stocks	2,939	2,266,635	—	2,269,574
Preferred Stocks	—	40,253	—	40,253
Short Term Investments	10,198	—	—	10,198
	13,137	2,306,888	—	2,320,025
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	273	—	—	273
Open Forward Foreign Currency Contracts	—	139	—	139
	273	139	—	412
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(25)	—	—	(25)
Open Forward Foreign Currency Contracts	—	(173)	—	(173)
	(25)	(173)	—	(198)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL Mid Cap Index Fund
COMMON STOCKS 99.3%
Industrials 22.4%
AAON, Inc.	82	8,791
Acuity Brands, Inc.	37	10,294
Advanced Drainage Systems, Inc.	85	13,412
AECOM	162	16,764
AGCO Corporation	76	7,402
American Airlines Group Inc. (a) (b)	794	8,922
Applied Industrial Technologies, Inc.	46	10,363
Avis Budget Group, Inc. (b)	20	1,724
Brink's Company, The	54	6,192
BWXT Government Group, Inc.	110	12,004
Caci International Inc. - Class A (a)	27	13,638
Carlisle Companies Incorporated	56	24,970
Chart Industries, Inc. (a) (b)	51	6,350
Clean Harbors, Inc. (a)	61	14,745
CNH Industrial N.V.	1,053	11,683
Comfort Systems USA, Inc.	43	16,835
Concentrix Corporation	56	2,855
Core & Main, Inc. - Class A (a)	233	10,351
Crane Company	59	9,329
Curtiss-Wright Corporation	46	15,247
Donaldson Company, Inc.	145	10,701
EMCOR Group, Inc.	56	24,173
EnerSys	49	4,960
ESAB Corporation	69	7,295
ExlService Holdings, Inc. (a)	195	7,422
Exponent, Inc.	61	7,027
Flowserve Corporation	159	8,220
Fluor Corporation (a)	207	9,865
Fortune Brands Innovations, Inc.	151	13,475
FTI Consulting, Inc. (a)	42	9,574
GATX Corporation	42	5,625
Genpact Limited	199	7,788
Graco Inc.	205	17,904
GXO Logistics Inc. (a)	142	7,419
Hexcel Corporation	99	6,132
Insperity, Inc.	43	3,811
ITT Inc.	99	14,814
KBR, Inc.	161	10,489
Kirby Corporation (a)	70	8,541
Knight-Swift Transportation Holdings Inc. - Class A	196	10,563
Landstar System, Inc.	43	8,095
Lennox International Inc.	39	23,470
Lincoln Electric Holdings, Inc.	69	13,175
ManpowerGroup Inc.	58	4,242
MasTec, Inc. (a)	75	9,195
Maximus, Inc.	73	6,760
MDU Resources Group, Inc.	249	6,812
Middleby Corporation, The (a)	65	9,048
Mine Safety Appliances Company, LLC	47	8,398
MSC Industrial Direct Co., Inc. - Class A	54	4,639
Nextracker LLC - Class A (a)	174	6,506
Nvent Electric Public Limited Company	201	14,148
Oshkosh Corporation	79	7,886
Owens Corning	105	18,597
Parsons Corporation (a)	56	5,828
Paylocity Holding Corporation (a)	52	8,584
RB Global, Inc.	223	17,975
RBC Bearings Incorporated (a)	35	10,537
Regal Rexnord Corporation	81	13,368
Ryder System, Inc.	52	7,642
Saia, Inc. (a)	32	14,093
Science Applications International Corporation	61	8,538
Sensata Technologies Holding PLC	184	6,609
Simpson Manufacturing Co., Inc.	51	9,738
Stericycle, Inc. (a)	111	6,754
Terex Corporation	82	4,316
Tetra Tech, Inc.	324	15,288
The Timken Company	77	6,499
Toro Company, The	126	10,903
Trex Company, Inc. (a)	130	8,677
UFP Industries, Inc.	74	9,682
Valmont Industries, Inc.	24	6,952
Watsco, Inc.	42	20,677
Watts Water Technologies, Inc. - Class A	33	6,845
WESCO International, Inc.	54	9,003
Woodward, Inc.	72	12,407
XPO, Inc. (a)	141	15,155
		794,710
Financials 16.5%
Affiliated Managers Group, Inc.	36	6,431
Ally Financial Inc.	331	11,780
American Financial Group, Inc.	87	11,735
Annaly Capital Management, Inc.	606	12,168
Associated Banc-Corp	180	3,867
Bank OZK	130	5,582
Brighthouse Financial, Inc. (a)	72	3,259
Cadence Bank	220	7,014
CNO Financial Group, Inc.	127	4,469
Columbia Banking System, Inc.	257	6,723
Commerce Bancshares, Inc.	142	8,440
Cullen/Frost Bankers, Inc.	77	8,652
East West Bancorp, Inc.	168	13,916
Equitable Holdings, Inc.	386	16,220
Essent Group Ltd.	129	8,280
Euronet Worldwide, Inc. (a)	51	5,078
Evercore Inc. - Class A	43	10,873
F.N.B. Corporation	427	6,021
Federated Hermes, Inc. - Class B	95	3,494
Fidelity National Financial, Inc. - Class A	315	19,552
First American Financial Corporation	125	8,265
First Financial Bankshares, Inc.	155	5,725
First Horizon Corporation	650	10,089
FirstCash, Inc.	47	5,413
Glacier Bancorp, Inc.	136	6,234
Hamilton Lane Incorporated - Class A	48	8,117
Hancock Whitney Corporation	106	5,437
Hanover Insurance Group Inc, The	43	6,341
Home BancShares, Inc.	226	6,134
Houlihan Lokey, Inc. - Class A	64	10,128
Interactive Brokers Group, Inc. - Class A	132	18,440
International Bancshares Corporation	64	3,802
Janus Henderson Group PLC	154	5,870
Jefferies Financial Group Inc.	197	12,116
Kinsale Capital Group, Inc.	27	12,481
MGIC Investment Corporation	315	8,052
Morningstar, Inc.	32	10,221
New York Community Bancorp, Inc. (b)	361	4,051
Old National Bancorp	386	7,211
Old Republic International Corporation	290	10,278
Pinnacle Financial Partners, Inc.	92	9,038
Primerica, Inc.	41	10,860
Prosperity Bancshares, Inc.	115	8,272
Reinsurance Group of America, Incorporated	80	17,408
RenaissanceRe Holdings Ltd	63	17,234
RLI Corp.	49	7,665
Ryan Specialty Group Holdings, Inc. - Class A	125	8,295
SEI Investments Company	120	8,276
Selective Insurance Group, Inc.	73	6,844
SLM Corporation	262	5,994
Southstate Corporation	92	8,938
Starwood Property Trust, Inc.	381	7,769
Stifel Financial Corp.	124	11,676
Synovus Financial Corp.	176	7,807
Texas Capital Bancshares, Inc. (a)	55	3,958
The Carlyle Group, Inc.	255	10,977
The Western Union Company	403	4,811
UMB Financial Corporation	53	5,619
United Bankshares, Inc.	163	6,032
Unum Group	207	12,307
Valley National Bancorp	517	4,686
Voya Financial, Inc.	119	9,441
Webster Financial Corporation	207	9,643
Western Alliance Bancorporation	131	11,365
Wex, Inc. (a)	50	10,461
Wintrust Financial Corporation	79	8,593

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Zions Bancorporation, National Association	177	8,341
Zurich American Corporation	72	4,400
		584,669
Consumer Discretionary 14.3%
Abercrombie & Fitch Co. - Class A (a)	61	8,541
Aramark	317	12,281
Autoliv, Inc.	89	8,302
AutoNation, Inc. (a)	32	5,671
Boyd Gaming Corporation	83	5,396
Brunswick Corporation	80	6,725
Burlington Stores, Inc. (a)	77	20,153
Capri Holdings Limited (a)	141	5,995
Carter's, Inc.	43	2,817
Choice Hotels International, Inc. (b)	27	3,563
Churchill Downs Incorporated	89	11,977
Columbia Sportswear Company	39	3,235
Crocs, Inc. (a)	72	10,421
Dick's Sporting Goods, Inc.	70	14,651
Duolingo, Inc. - Class A (a)	45	12,754
Five Below, Inc. (a)	67	5,901
Floor & Decor Holdings, Inc. - Class A (a)	130	16,123
GameStop Corp. - Class A (a)	470	10,767
Gap, Inc., The	270	5,953
Gentex Corporation	278	8,255
Graham Holdings Co., Ltd. - Class B	4	3,383
Grand Canyon Education, Inc. (a)	35	4,939
H & R Block, Inc.	169	10,735
Harley-Davidson, Inc.	142	5,482
Hilton Grand Vacations Inc. (a)	77	2,814
Hyatt Hotels Corporation - Class A	54	8,257
KB Home	87	7,464
Lear Corporation	67	7,313
Light & Wonder, Inc. (a)	108	9,759
Lithia Motors, Inc. - Class A	32	10,282
Macy's, Inc.	327	5,123
Marriott Vacations Worldwide Corporation	38	2,788
Mattel, Inc. (a)	410	7,815
Murphy USA Inc.	23	11,123
Nordstrom, Inc. (b)	122	2,739
Ollie's Bargain Outlet Holdings, Inc. (a)	75	7,273
Penske Automotive Group, Inc.	23	3,668
Planet Fitness, Inc. - Class A (a)	102	8,322
Polaris Inc.	63	5,277
PVH Corp.	67	6,772
RH (a)	18	6,053
Service Corporation International	176	13,885
Skechers U.S.A., Inc. - Class A (a)	160	10,682
Taylor Morrison Home II Corporation - Class A (a)	126	8,852
Tempur Sealy International, Inc.	210	11,485
Texas Roadhouse, Inc. - Class A	81	14,275
The Goodyear Tire & Rubber Company (a)	359	3,177
The Wendy's Company	201	3,513
Thor Industries, Inc.	64	6,996
Toll Brothers, Inc.	124	19,222
TopBuild Corp. (a)	36	14,782
Travel + Leisure Co.	83	3,828
Under Armour, Inc. - Class A (a)	200	1,778
Under Armour, Inc. - Class C (a)	156	1,308
Vail Resorts, Inc.	46	7,955
Valvoline, Inc. (a)	156	6,512
Visteon Corporation (a)	34	3,247
Whirlpool Corporation	66	7,059
Williams-Sonoma, Inc.	156	24,142
Wingstop Inc.	36	14,777
Wyndham Hotels & Resorts, Inc.	96	7,477
YETI Holdings, Inc. (a)	102	4,178
		505,992
Health Care 9.8%
Acadia Healthcare Company, Inc. (a)	112	7,126
Amedisys, Inc. (a)	40	3,873
Arrowhead Pharmaceuticals Inc (a)	145	2,814
Avantor, Inc. (a)	824	21,322
Azenta, Inc. (a)	59	2,858
BioMarin Pharmaceutical Inc. (a)	230	16,193
Bio-Rad Laboratories, Inc. - Class A (a)	23	7,696
Bruker Corporation	134	9,237
Chemed Corporation	18	10,923
Cytokinetics, Incorporated (a)	144	7,584
Dentsply Sirona Inc.	247	6,694
Doximity, Inc. - Class A (a)	153	6,671
Encompass Health Corporation	121	11,737
Enovis Corporation (a)	67	2,873
Envista Holdings Corporation (a)	207	4,095
Exelixis, Inc. (a)	345	8,956
Globus Medical, Inc. - Class A (a)	136	9,721
Haemonetics Corporation (a)	63	5,025
Halozyme Therapeutics, Inc. (a)	153	8,777
HealthEquity, Inc. (a)	105	8,612
Illumina, Inc. (a)	193	25,166
Jazz Pharmaceuticals Public Limited Company (a)	75	8,301
Lantheus Holdings, Inc. (a)	84	9,230
LivaNova PLC (a)	65	3,394
Masimo Corporation (a)	54	7,133
Medpace Holdings, Inc. (a)	31	10,258
Neogen Corporation (a)	234	3,929
Neurocrine Biosciences, Inc. (a)	122	14,041
Option Care Health, Inc. (a)	206	6,454
Penumbra, Inc. (a)	47	9,080
Perrigo Company Public Limited Company	167	4,374
R1 RCM Holdco Inc. (a)	189	2,673
Repligen Corporation (a)	63	9,314
Roivant Sciences Ltd. (a)	527	6,081
Sarepta Therapeutics, Inc. (a)	115	14,322
Sotera Health LLC (a)	185	3,097
Tenet Healthcare Corporation (a)	116	19,290
The Ensign Group, Inc.	67	9,678
United Therapeutics Corporation (a)	54	19,303
		347,905
Information Technology 9.1%
Allegro Microsystems Inc. (a)	187	4,365
Altair Engineering Inc. - Class A (a)	72	6,913
Amkor Technology, Inc.	137	4,187
AppFolio, Inc. - Class A (a)	28	6,558
Arrow Electronics, Inc. (a)	64	8,479
ASGN Incorporated (a)	54	5,061
Aspen Technology, Inc. (a)	32	7,696
Avnet, Inc.	106	5,774
Belden Inc.	49	5,707
Blackbaud, Inc. (a)	48	4,073
Ciena Corporation (a)	174	10,717
Cirrus Logic, Inc. (a)	65	8,046
Cognex Corporation	207	8,387
Coherent Corp. (a)	186	16,508
CommVault Systems, Inc. (a)	52	8,012
Crane Nxt, Co.	60	3,349
Dolby Laboratories, Inc. - Class A	73	5,565
Dropbox, Inc. - Class A (a)	288	7,326
Dynatrace, Inc. (a)	361	19,295
Fabrinet (a)	44	10,321
IPG Photonics Corporation (a)	33	2,432
Kyndryl Holdings, Inc. (a)	277	6,362
Lattice Semiconductor Corporation (a)	168	8,899
Littelfuse, Inc.	30	7,944
Lumentum Holdings Inc. (a)	83	5,262
MACOM Technology Solutions Holdings, Inc. (a)	70	7,772
Manhattan Associates, Inc. (a)	74	20,900
MKS Instruments, Inc.	81	8,840
Novanta Inc. (a)	44	7,846
Onto Innovation Inc. (a)	59	12,325
Power Integrations, Inc.	69	4,438
Pure Storage, Inc. - Class A (a)	372	18,680
Qualys, Inc. (a)	44	5,666
Rambus Inc. (a)	129	5,456
Silicon Laboratories Inc. (a)	39	4,522
Synaptics Incorporated (a)	48	3,724
TD SYNNEX Corporation	92	11,063
Teradata Corporation (a)	113	3,414
Universal Display Corporation	53	11,174

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Vishay Intertechnology, Inc.	136	2,573
Vontier Corporation	186	6,263
		321,894
Real Estate 7.4%
Agree Realty Corporation	121	9,097
American Homes 4 Rent - Class A	380	14,588
Brixmor Property Group Inc.	364	10,138
COPT Defense Properties	136	4,138
Cousins Properties Incorporated	187	5,518
Cubesmart, L.P.	273	14,672
EastGroup Properties, Inc.	59	11,086
EPR Properties	88	4,329
Equity Lifestyle Properties, Inc.	225	16,047
First Industrial Realty Trust, Inc.	159	8,925
Gaming and Leisure Properties, Inc.	330	16,975
Healthcare Realty Trust Incorporated - Class A	439	7,967
Independence Realty Trust, Inc.	277	5,670
Jones Lang LaSalle Incorporated (a)	57	15,509
Kilroy Realty Corporation	127	4,930
Kite Realty Naperville, LLC	265	7,039
Lamar Advertising Company - Class A	106	14,216
National Storage Affiliates Trust	87	4,178
NNN REIT, Inc.	221	10,739
Omega Healthcare Investors, Inc.	312	12,683
Park Hotels & Resorts Inc.	245	3,455
PotlatchDeltic Corporation	87	3,923
Rayonier Inc.	162	5,206
Rexford Industrial Realty, Inc.	264	13,272
Sabra Health Care REIT, Inc.	283	5,259
STAG Industrial, Inc.	220	8,585
Vornado Realty Trust	202	7,970
W.P. Carey Inc.	265	16,515
		262,629
Materials 6.5%
Alcoa Corporation	312	12,037
AptarGroup, Inc.	80	12,836
Arcadium Lithium PLC (a)	1,263	3,600
Ashland Inc.	59	5,130
Avient Corporation	112	5,634
Axalta Coating Systems Ltd. (a)	265	9,583
Berry Global Group, Inc.	139	9,415
Cabot Corporation	66	7,422
Cleveland-Cliffs Inc. (a)	564	7,207
Commercial Metals Company	139	7,631
Crown Holdings, Inc.	144	13,829
Eagle Materials Inc.	41	11,724
Graphic Packaging Holding Company	363	10,737
Greif, Inc. - Class A	33	2,050
Knife River Corporation (a)	68	6,046
Louisiana-Pacific Corporation (W VA)	76	8,151
NewMarket Corporation	9	5,043
Olin Corporation	142	6,827
Reliance, Inc.	66	19,204
Royal Gold, Inc.	79	11,092
RPM International Inc.	156	18,864
Scotts Miracle-Gro Company, The	51	4,453
Silgan Holdings Inc.	99	5,202
Sonoco Products Company	118	6,452
The Chemours Company	186	3,784
United States Steel Corporation	269	9,499
Westlake Corporation	40	5,976
		229,428
Energy 5.0%
Antero Midstream Corporation	405	6,099
Antero Resources Corporation (a)	354	10,139
ChampionX Corporation	229	6,912
Chesapeake Energy Corporation (b)	135	11,064
Chord Energy Corporation	75	9,771
Civitas Resources, Inc.	110	5,572
CNX Resources Corporation (a)	182	5,929
DT Midstream, Inc.	117	9,227
HF Sinclair Corporation	196	8,740
Matador Resources Company	143	7,075
Murphy Oil Corporation	171	5,782
NOV Inc.	472	7,544
Ovintiv Canada ULC	318	12,191
PBF Energy Inc. - Class A	121	3,730
Permian Resources Corporation - Class A	765	10,406
Range Resources Corporation	293	9,008
Southwestern Energy Company (a)	1,334	9,484
Texas Pacific Land Corporation	23	20,085
Valaris Limited (a)	79	4,423
Viper Energy, Inc. - Class A	119	5,376
Weatherford International Public Limited Company	90	7,646
		176,203
Consumer Staples 4.3%
Bellring Intermediate Holdings, Inc. (a)	157	9,505
BJ's Wholesale Club Holdings, Inc. (a)	160	13,226
Boston Beer Company, Inc., The - Class A (a)	11	3,086
Casey's General Stores, Inc.	45	16,878
Celsius Holdings, Inc. (a)	191	5,986
Coca-Cola Consolidated, Inc.	7	9,369
Coty Inc. - Class A (a)	437	4,099
Darling Ingredients Inc. (a)	190	7,076
e.l.f. Beauty, Inc. (a)	68	7,446
Flowers Foods, Inc.	233	5,385
Ingredion Incorporated	79	10,833
Lancaster Colony Corporation	23	4,123
Performance Food Group Company (a)	189	14,803
Pilgrim's Pride Corporation (a)	47	2,155
Post Holdings, Inc. (a)	57	6,586
Sprouts Farmers Market, Inc. (a)	121	13,389
US Foods Holding Corp. (a)	296	18,188
		152,133
Utilities 2.6%
ALLETE, Inc.	68	4,376
Black Hills Corporation	83	5,068
Essential Utilities, Inc.	306	11,790
IDACORP, Inc.	64	6,591
National Fuel Gas Company	112	6,811
New Jersey Resources Corporation	121	5,731
NorthWestern Corporation	75	4,304
OGE Energy Corp.	242	9,934
One Gas, Inc.	70	5,212
Ormat Technologies, Inc.	63	4,868
Portland General Electric Company	123	5,887
Southwest Gas Holdings, Inc.	72	5,274
Spire Inc.	72	4,819
TXNM Energy, Inc.	111	4,873
UGI Corporation	260	6,497
		92,035
Communication Services 1.4%
Frontier Communications Parent, Inc. (a)	268	9,522
Iridium Communications Inc.	143	4,364
Nexstar Media Group, Inc. - Class A	37	6,057
The New York Times Company - Class A	197	10,965
TKO Group Holdings Inc. - Class A	80	9,925
Warner Music Group Corp. - Class A	174	5,459
ZoomInfo Technologies Inc. - Class A (a)	337	3,476
		49,768
Total Common Stocks (cost $3,084,831)		3,517,366
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 4.82% (c) (d)	21,691	21,691
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 4.92% (c) (d)	9,483	9,483
Total Short Term Investments (cost $31,174)		31,174
Total Investments 100.2% (cost $3,116,005)		3,548,540
Other Derivative Instruments 0.0%		20
Other Assets and Liabilities, Net (0.2)%		(8,410)
Total Net Assets 100.0%		3,540,150

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL Mid Cap Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	15,259	284,228	277,796	1,007	—	—	21,691	0.6
JNL Government Money Market Fund, 4.92% - Class SL	10,535	158,563	159,615	343	—	—	9,483	0.3
	25,794	442,791	437,411	1,350	—	—	31,174	0.9

JNL Mid Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 Index	80	December 2024	24,585	20	604

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Mid Cap Index Fund
Assets - Securities
Common Stocks	3,517,366	—	—	3,517,366
Short Term Investments	31,174	—	—	31,174
	3,548,540	—	—	3,548,540
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	604	—	—	604
	604	—	—	604

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL Small Cap Index Fund
COMMON STOCKS 99.3%
Financials 18.7%
Ambac Financial Group, Inc. (a)	87	980
Ameris Bancorp	125	7,781
Amerisafe, Inc.	37	1,785
Apollo Commercial Real Estate Finance, Inc.	248	2,283
Arbor Realty Trust, Inc. (b)	364	5,665
ARMOUR Residential REIT, Inc. (b)	94	1,924
Artisan Partners Asset Management Inc. - Class A	135	5,842
Assured Guaranty Ltd.	94	7,464
Atlantic Union Bank	173	6,524
Axos Financial, Inc. (a)	104	6,549
Banc of California, Inc.	266	3,915
BancFirst Corporation	37	3,945
Bank of Hawaii Corporation (b)	77	4,806
BankUnited, Inc.	144	5,253
Banner Corporation	65	3,846
Berkshire Hills Bancorp, Inc.	81	2,185
BGC Group, Inc. - Class A	730	6,702
Blackstone Mortgage Trust, Inc. - Class A (b)	336	6,378
Bread Financial Payments, Inc.	96	4,561
Brightsphere Investment Group Inc.	54	1,374
Brookline Bancorp, Inc.	168	1,696
Capitol Federal Financial	237	1,383
Cathay General Bancorp	136	5,861
Central Pacific Financial Corp.	51	1,501
City Holding Company	28	3,345
Cohen & Steers, Inc.	52	4,962
Comerica Incorporated	254	15,193
Community Financial System, Inc.	101	5,885
Customers Bancorp, Inc. (a)	56	2,623
CVB Financial Corp.	253	4,515
Dime Community Bancshares, Inc.	66	1,900
Donnelley Financial Solutions, Inc. (a)	51	3,383
Eagle Bancorp, Inc.	58	1,309
Ellington Financial Inc. (b)	165	2,125
Employers Holdings, Inc.	48	2,295
Encore Capital Group, Inc. (a)	46	2,166
Enova International, Inc. (a)	51	4,272
EVERTEC, Inc.	124	4,191
EZCORP, Inc. - Class A (a)	101	1,134
FB Financial Corporation	68	3,190
First Bancorp	80	3,317
First Bancorp.	314	6,640
First Commonwealth Financial Corporation	196	3,367
First Financial Bancorp.	184	4,650
First Hawaiian, Inc.	247	5,712
Franklin BSP Realty Trust, Inc.	150	1,960
Fulton Financial Corporation	350	6,352
Genworth Financial, Inc. - Class A (a)	834	5,715
Goosehead Insurance, Inc. - Class A (a)	47	4,173
Green Dot Corporation - Class A (a)	103	1,203
HA Sustainable Infrastructure Capital, Inc.	225	7,746
Hanmi Financial Corporation	59	1,102
HCI Group, Inc.	16	1,732
Heritage Financial Corporation	67	1,459
Hilltop Holdings Inc.	89	2,849
Hope Bancorp, Inc.	232	2,920
Horace Mann Educators Corporation	79	2,745
Independent Bank Corp.	82	4,854
Independent Bank Group, Inc.	70	4,012
Jackson Financial Inc. - Class A (c)	145	13,212
KKR Real Estate Finance Trust Inc.	113	1,394
Lakeland Financial Corporation	49	3,217
Lincoln National Corporation	324	10,222
Mercury General Corporation	51	3,227
Moelis & Company - Class A	134	9,172
Mr. Cooper Group Inc. (a)	124	11,466
National Bank Holdings Corporation - Class A	73	3,074
Navient Corporation	152	2,374
NBT Bancorp Inc.	91	4,027
NCR Atleos Corporation (a)	139	3,972
New York Mortgage Trust, Inc.	177	1,120
NMI Holdings, Inc. - Class A (a)	154	6,338
Northwest Bancshares, Inc.	244	3,261
OFG Bancorp	90	4,041
Pacific Premier Bancorp, Inc.	186	4,687
Palomar Holdings, Inc. (a)	50	4,735
Park National Corporation	28	4,720
Pathward Financial, Inc.	48	3,181
Payoneer Global Inc. (a)	488	3,678
PennyMac Mortgage Investment Trust	168	2,397
Piper Sandler Companies	31	8,663
PJT Partners Inc. - Class A	46	6,081
PRA Group, Inc. (a)	76	1,696
Preferred Bank	24	1,918
ProAssurance Corporation (a)	96	1,449
PROG Holdings, Inc.	82	3,961
Provident Financial Services, Inc.	252	4,676
Radian Group Inc.	290	10,053
Ready Capital Corporation (b)	321	2,447
Redwood Trust, Inc.	252	1,945
Renasant Corporation	122	3,951
S & T Bancorp, Inc.	71	2,993
Safety Insurance Group, Inc.	29	2,354
Seacoast Banking Corporation of Florida	163	4,356
ServisFirst Bancshares, Inc.	97	7,784
Simmons First National Corporation - Class A	243	5,227
SiriusPoint Ltd. (a)	187	2,686
Southside Bancshares, Inc.	55	1,849
Stellar Bancorp, Inc.	92	2,392
StepStone Group Inc. - Class A	121	6,864
Stewart Information Services Corporation	53	3,997
StoneX Group Inc. (a)	53	4,351
The Bancorp, Inc. (a)	94	5,055
Tompkins Financial Corporation	23	1,309
Triumph Financial, Inc. (a)	42	3,338
Trupanion, Inc. (a) (b)	64	2,703
Trustco Bank Corp N Y	36	1,179
Trustmark Corporation	118	3,752
Two Harbors Investment Corp.	198	2,753
United Community Banks, Inc.	226	6,573
United Fire Group, Inc.	42	882
Veritex Holdings, Inc.	105	2,775
Virtu Financial, Inc. - Class A	158	4,814
Virtus Investment Partners, Inc.	13	2,699
WAFD, Inc.	154	5,384
Walker & Dunlop, Inc.	61	6,904
Westamerica Bancorporation	52	2,555
WisdomTree, Inc. (b)	231	2,312
World Acceptance Corporation (a)	6	761
WSFS Financial Corporation	112	5,726
		491,881
Industrials 17.5%
AAR Corp. (a)	68	4,427
ABM Industries Incorporated	121	6,380
AeroVironment, Inc. (a)	54	10,834
Air Lease Corporation - Class A	197	8,930
Alamo Group Inc.	20	3,609
Alaska Air Group, Inc. (a)	243	10,996
Albany International Corp. - Class A	59	5,227
Allegiant Travel Company	28	1,522
American Woodmark Corporation (a)	30	2,816
Apogee Enterprises, Inc.	41	2,858
Arcbest Corporation	46	4,949
Arcosa, Inc.	93	8,802
Armstrong World Industries, Inc.	84	11,079
Astec Industries, Inc.	44	1,405
AZZ Inc.	56	4,634
Barnes Group Inc.	85	3,441
Boise Cascade Company	74	10,460
Brady Corporation - Class A	85	6,492
CoreCivic, Inc. (a)	213	2,691
CSG Systems International, Inc.	54	2,649
CSW Industrials, Inc.	32	11,667
Deluxe Corporation	85	1,656
DNOW Inc. (a)	205	2,655

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
DXP Enterprises, Inc. (a)	25	1,313
Dycom Industries, Inc. (a)	56	11,061
Enerpac Tool Group Corp. - Class A	105	4,383
Enpro Inc.	40	6,446
Enviri Corporation (a)	155	1,603
ESCO Technologies Inc.	50	6,406
Federal Signal Corporation	118	11,019
Forward Air Corporation (b)	37	1,314
Franklin Electric Co., Inc.	75	7,828
Gates Industrial Corporation PLC (a)	434	7,624
GEO Group, Inc., The (a)	262	3,371
Gibraltar Industries, Inc. (a)	59	4,122
GMS Inc. (a)	77	6,933
Granite Construction Incorporated	84	6,680
Griffon Corporation	78	5,491
Hayward Holdings, Inc. (a)	273	4,181
Healthcare Services Group, Inc. (a)	142	1,585
Heartland Express, Inc.	84	1,036
Heidrick & Struggles International, Inc.	40	1,552
Hertz Global Holdings, Inc. (a) (b)	239	787
Hillenbrand, Inc.	136	3,772
HNI Corporation	91	4,894
Hub Group, Inc. - Class A	119	5,401
Insteel Industries, Inc.	37	1,164
Interface, Inc. - Class A	112	2,132
JetBlue Airways Corporation (a) (b)	576	3,778
John Bean Technologies Corporation	61	6,051
Kelly Services, Inc. - Class A	64	1,361
Kennametal Inc.	150	3,900
Korn Ferry	102	7,651
Lindsay Corporation	21	2,622
Liquidity Services, Inc. (a)	44	1,002
Marten Transport, Ltd.	110	1,955
Masterbrand, Inc. (a)	245	4,547
Matson Intermodal - Paragon, Inc.	65	9,236
Matthews International Corporation - Class A	58	1,350
Mercury Systems, Inc. (a)	98	3,609
Millerknoll, Inc.	135	3,338
MOOG Inc. - Class A	55	11,083
Mueller Industries, Inc.	217	16,060
MYR Group Inc. (a)	32	3,261
National Presto Industries, Inc.	10	755
NV5 Global, Inc. (a)	25	2,349
Openlane, Inc. (a)	209	3,521
Pitney Bowes Inc.	298	2,122
Powell Industries, Inc.	18	3,969
Proto Labs, Inc. (a)	48	1,421
Quanex Building Products Corporation	90	2,494
Resideo Technologies, Inc. (a)	283	5,693
Robert Half Inc.	197	13,298
Rush Enterprises, Inc. - Class A	119	6,307
RXO Inc (a)	265	7,406
Schneider National, Inc. - Class B	89	2,553
SkyWest, Inc. (a)	77	6,576
SPX Technologies, Inc. (a)	88	14,096
Standex International Corporation	22	4,061
Sun Country Airlines Holdings, Inc. (a)	77	869
Sunrun Inc. (a)	431	7,786
Tennant Company	37	3,509
The Greenbrier Companies, Inc.	60	3,058
Titan International, Inc. (a)	96	783
Trinity Industries, Inc.	159	5,539
Triumph Group, Inc. (a)	151	1,945
Unifirst Corporation	29	5,760
Vestis Corporation	221	3,292
Viad Corp (a)	41	1,477
Vicor Corporation (a)	44	1,853
Vm Consolidated, Inc. - Class A (a)	318	8,835
Wabash National Corporation	85	1,635
Werner Enterprises, Inc.	119	4,595
Zurn Elkay Water Solutions Corporation	275	9,868
		460,506
Consumer Discretionary 14.4%
Academy Sports & Outdoors, Inc.	139	8,120
Adient Public Limited Company (a)	166	3,738
Adtalem Global Education Inc. (a)	73	5,486
Advance Auto Parts, Inc.	115	4,482
American Axle & Manufacturing Holdings, Inc. (a)	225	1,388
American Eagle Outfitters, Inc.	345	7,717
Asbury Automotive Group, Inc. (a)	39	9,203
Bath & Body Works, Inc.	413	13,181
BJ's Restaurants, Inc. (a)	44	1,438
Bloomin' Brands, Inc.	147	2,428
Boot Barn Holdings, Inc. (a)	59	9,844
Brinker International, Inc. (a)	86	6,564
Caleres, Inc.	68	2,235
Cavco Industries, Inc. (a)	16	6,770
Century Communities, Inc.	52	5,388
Cheesecake Factory Incorporated, The	90	3,656
Chuy's Holdings, Inc. (a)	33	1,222
Cracker Barrel Old Country Store, Inc. (b)	43	1,951
Dana Incorporated	251	2,646
Dave & Buster's, Inc. (a)	61	2,084
Dorman Products, Inc. (a)	53	5,949
Ethan Allen Interiors Inc.	45	1,420
ETSY, Inc. (a)	212	11,757
Foot Locker, Inc.	159	4,105
Fox Factory Holding Corp. (a)	81	3,345
Frontdoor, Inc. (a)	148	7,085
Gentherm Incorporated (a)	61	2,822
G-III Apparel Group, Ltd. (a)	76	2,334
Golden Entertainment, Inc.	41	1,303
Green Brick Partners, Inc. (a)	59	4,908
Group 1 Automotive, Inc.	25	9,669
Guess ?, Inc. (b)	53	1,066
Hanesbrands Inc. (a)	679	4,988
Helen of Troy Limited (a)	44	2,710
Installed Building Products, Inc.	45	11,071
Jack in the Box Inc.	37	1,724
Kohl's Corporation (b)	215	4,527
Kontoor Brands, Inc.	97	7,903
La-Z-Boy Incorporated	81	3,481
LCI Industries	49	5,933
Leggett & Platt, Incorporated	259	3,529
Leslie's, Inc. (a)	350	1,105
LGI Homes, Inc. (a)	40	4,744
M/I Homes, Inc. (a)	53	9,075
MarineMax, Inc. (a)	38	1,344
Meritage Homes Corporation	70	14,373
Mister Car Wash, Inc. (a)	174	1,136
Monarch Casino & Resort, Inc.	25	1,949
Monro, Inc.	58	1,668
National Vision Holdings, Inc. (a)	150	1,641
Newell Brands Inc.	801	6,154
Oxford Industries, Inc.	28	2,434
Papa John's International, Inc. (b)	63	3,391
Patrick Industries, Inc.	43	6,115
PENN Entertainment, Inc. (a)	289	5,443
Perdoceo Education Corporation	119	2,653
Phinia Inc.	84	3,886
Sabre Corporation (a)	734	2,696
Sally Beauty Holdings, Inc. (a)	198	2,689
Shake Shack, Inc. - Class A (a)	77	7,952
Shoe Carnival, Inc. (b)	34	1,487
Signet Jewelers Limited	86	8,873
Six Flags Entertainment Corporation	180	7,238
Sonic Automotive, Inc. - Class A	28	1,650
Sonos, Inc. (a)	234	2,872
Standard Motor Products, Inc.	38	1,270
Steven Madden, Ltd.	140	6,850
Strategic Education, Inc.	47	4,338
Stride, Inc. (a)	82	6,987
Sturm, Ruger & Company, Inc.	33	1,358
The Buckle, Inc.	58	2,531
The ODP Corporation (a)	65	1,935
Topgolf Callaway Brands Corp. (a) (b)	273	3,001
TRI Pointe Homes Holdings, Inc. (a)	181	8,188
Upbound Group, Inc.	93	2,981
Urban Outfitters, Inc. (a)	110	4,205

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
V.F. Corporation (b)	638	12,729
Victoria's Secret & Co. (a)	151	3,881
Vista Outdoor Inc. (a)	113	4,410
Winnebago Industries, Inc.	56	3,250
Wolverine World Wide, Inc.	154	2,691
Worthington Industries, Inc.	61	2,515
XPEL, Inc. (a)	44	1,893
		378,751
Information Technology 11.7%
A10 Networks, Inc.	142	2,056
ACI Worldwide, Inc. (a)	199	10,143
Adeia Inc.	210	2,507
Advanced Energy Industries, Inc.	72	7,526
Agilysys, Inc. (a)	43	4,668
Alarm.Com Holdings, Inc. (a)	95	5,197
Alpha and Omega Semiconductor Limited (a)	46	1,700
Arlo Technologies, Inc. (a)	185	2,241
Axcelis Technologies, Inc. (a)	62	6,472
Badger Meter, Inc.	57	12,389
Benchmark Electronics, Inc.	70	3,088
Blackline, Inc. (a)	100	5,489
Box, Inc. - Class A (a)	280	9,178
Calix, Inc. (a)	113	4,386
CEVA Inc. (a)	46	1,117
Clear Secure, Inc. - Class A	177	5,880
Cohu, Inc. (a)	86	2,216
Corsair Gaming, Inc. (a)	84	582
CTS Corporation	59	2,835
Digi International Inc. (a)	70	1,919
DigitalOcean Holdings, Inc. (a)	122	4,922
Diodes Incorporated (a)	87	5,601
DoubleVerify Holdings, Inc. (a)	272	4,586
DXC Technology Company (a)	349	7,237
Envestnet, Inc. (a)	97	6,065
ePlus inc. (a)	51	5,048
Extreme Networks, Inc. (a)	252	3,784
Formfactor, Inc. (a)	147	6,740
Harmonic, Inc. (a)	224	3,270
Ichor Holdings, Ltd. (a)	65	2,061
Impinj, Inc. (a) (b)	44	9,490
Insight Enterprises, Inc. (a)	54	11,644
InterDigital, Inc. (b)	49	6,889
Itron, Inc. (a)	86	9,135
Knowles Corporation (a)	171	3,086
Kulicke and Soffa Industries, Inc.	102	4,621
LiveRamp Holdings, Inc. (a)	129	3,187
Mara Holdings, Inc. (a) (b)	568	9,210
MaxLinear, Inc. (a)	147	2,136
N-Able, Inc. (a)	135	1,764
NCR Voyix Corporation (a)	280	3,806
NetScout Systems, Inc. (a)	138	2,998
Osi Systems, Inc. (a)	31	4,640
PC Connection, Inc.	24	1,782
PDF Solutions, Inc. (a)	60	1,893
Perficient, Inc. (a)	68	5,116
Photronics, Inc. (a)	122	3,028
Plexus Corp. (a)	53	7,178
Progress Software Corporation	82	5,551
Rogers Corporation (a)	32	3,669
Sanmina Corporation (a)	105	7,214
ScanSource, Inc. (a)	44	2,119
Semtech Corporation (a)	145	6,601
Sitime Corporation (a)	36	6,191
SMART Global Holdings, Inc. (a)	100	2,099
SolarEdge Technologies Ltd. (a) (b)	111	2,534
SolarWinds Corporation	106	1,378
Sprinklr, Inc. - Class A (a)	232	1,794
SPS Commerce, Inc. (a)	72	13,898
TTM Technologies, Inc. (a)	197	3,587
Ultra Clean Holdings, Inc. (a)	87	3,477
Veeco Instruments Inc. (a)	109	3,628
ViaSat, Inc. (a)	162	1,938
Viavi Solutions Inc. (a)	429	3,869
Wolfspeed, Inc. (a) (b)	242	2,345
Xerox Holdings Corporation (b)	223	2,319
		306,717
Health Care 11.1%
AdaptHealth LLC - Class A (a)	203	2,279
Addus HomeCare Corporation (a)	34	4,587
ADMA Biologics, Inc. (a)	449	8,966
Alkermes Public Limited Company (a)	318	8,895
AMN Healthcare Services, Inc. (a)	73	3,108
Amphastar Pharmaceuticals, Inc. (a)	73	3,554
ANI Pharmaceuticals, Inc. (a)	32	1,896
Arcus Biosciences, Inc. (a)	104	1,588
Artivion, Inc. (a)	73	1,945
Astrana Health, Inc. (a)	78	4,518
Avanos Medical, Inc. (a)	89	2,133
BioLife Solutions, Inc. (a)	68	1,711
Catalyst Pharmaceuticals, Inc. (a)	215	4,280
Certara, Inc. (a)	211	2,476
Collegium Pharmaceutical, Inc. (a)	62	2,402
CONMED Corporation	59	4,278
Corcept Therapeutics Incorporated (a)	179	8,301
CorVel Corporation (a)	18	5,726
Cross Country Healthcare, Inc. (a)	59	791
Cytek Biosciences, Inc. (a)	205	1,138
Dynavax Technologies Corporation (a)	236	2,634
Embecta Corp.	111	1,566
Fortrea Holdings Inc. (a)	173	3,461
Fulgent Genetics, Inc. (a)	38	833
Glaukos Corporation (a)	106	13,792
Harmony Biosciences Holdings Inc. (a)	58	2,331
Healthstream, Inc.	43	1,235
ICU Medical, Inc. (a)	47	8,570
Inari Medical, Inc. (a)	97	3,990
Innoviva, Inc. (a)	106	2,048
Inspire Medical Systems, Inc. (a)	57	12,122
Integer Holdings Corporation (a)	64	8,273
Integra LifeSciences Holdings Corporation (a)	129	2,341
Ironwood Pharmaceuticals, Inc. - Class A (a)	269	1,109
Krystal Biotech, Inc. (a)	49	8,879
LeMaitre Vascular, Inc.	38	3,562
Ligand Pharmaceuticals Incorporated (a)	35	3,511
Merit Medical Systems, Inc. (a)	111	10,958
Mesa Laboratories, Inc.	10	1,325
Myriad Genetics, Inc. (a)	175	4,801
National HealthCare Corporation	24	3,004
Neogenomics, Inc. (a)	247	3,650
OmniAb, Inc. (a) (d)	16	—
OmniAb, Inc. (a) (d)	16	—
Omnicell, Inc. (a)	89	3,869
Organon & Co.	490	9,373
Owens & Minor, Inc. (a)	143	2,239
Pacira Pharmaceuticals, Inc. (a)	90	1,350
Patterson Companies, Inc.	151	3,304
Pediatrix Medical Group, Inc. (a)	160	1,850
Phibro Animal Health Corporation - Class A	40	906
Premier Healthcare Solutions, Inc. - Class A	202	4,036
Prestige Consumer Healthcare Inc. (a)	95	6,884
Privia Health Group Inc. (a)	198	3,614
Progyny, Inc. (a)	151	2,529
Protagonist Therapeutics, Inc. (a)	114	5,116
Quidelortho Corporation (a)	111	5,078
RadNet, Inc. (a)	124	8,593
Regenxbio Inc. (a)	86	902
Schrodinger, Inc. (a) (b)	107	1,989
Select Medical Holdings Corporation	203	7,086
Simulations Plus, Inc.	32	1,022
STAAR Surgical Company (a)	95	3,526
Supernus Pharmaceuticals, Inc. (a)	106	3,316
Tandem Diabetes Care, Inc. (a)	126	5,356
TG Therapeutics, Inc. (a) (b)	257	6,005
TransMedics Group, Inc. (a)	64	10,121
U. S. Physical Therapy, Inc.	29	2,466
UFP Technologies, Inc. (a)	14	4,338
Vericel Corporation (a)	95	4,001
VIR Biotechnology, Inc. (a)	173	1,295

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Xencor, Inc. (a)	118	2,380
		291,111
Real Estate 7.5%
Acadia Realty Trust	203	4,768
Alexander & Baldwin, Inc.	140	2,686
American Assets Trust, Inc.	88	2,342
Apple Hospitality REIT, Inc.	424	6,298
Armada Hoffler Properties, Inc.	130	1,410
Brandywine Realty Trust	333	1,811
Caretrust REIT, Inc.	297	9,153
Centerspace	29	2,074
Cushman & Wakefield PLC (a)	440	6,004
DiamondRock Alpharetta Tenant, LLC	387	3,376
Douglas Emmett, Inc.	323	5,682
Easterly Government Properties, Inc.	187	2,545
ELME Communities	170	2,983
Essential Properties Realty Trust, Inc.	339	11,568
eXp World Holdings, Inc. (b)	163	2,293
Four Corners Property Trust, Inc.	179	5,237
Getty Realty Corp.	95	3,025
Global Net Lease, Inc.	379	3,188
Highwoods Properties, Inc.	205	6,857
Hudson Pacific Properties, Inc.	270	1,293
Innovative Industrial Properties, Inc.	54	7,246
JBG Smith Properties	166	2,905
Kennedy-Wilson Holdings, Inc.	229	2,528
LTC Properties, Inc.	83	3,063
LXP Industrial Trust	567	5,703
Marcus & Millichap Company	46	1,825
Medical Properties Trust, Inc. (b)	1,158	6,772
NexPoint Residential Trust, Inc.	43	1,888
OUTFRONT Media Inc.	266	4,894
Pebblebrook Hotel Trust	233	3,086
Phillips Edison & Company, Inc.	236	8,903
Retail Opportunity Investments Corp.	246	3,867
Safehold Inc.	87	2,290
Saul Centers, Inc.	22	905
Service Properties Trust	320	1,461
SITE Centers Corp.	90	5,473
SL Green Realty Corp. (b)	125	8,708
Summit Hotel Properties, Inc.	212	1,457
Sunstone Hotel Investors, Inc.	392	4,050
Tanger Inc.	211	7,004
The Macerich Company	417	7,612
The St. Joe Company	73	4,248
Uniti Group Inc.	467	2,636
Universal Health Realty Income Trust	24	1,098
Urban Edge Properties	232	4,962
Veris Residential, Inc.	156	2,783
Whitestone REIT	86	1,158
Xenia Hotels & Resorts, Inc.	196	2,902
		196,020
Materials 5.5%
AdvanSix Inc.	51	1,540
Alpha Metallurgical Resources, Inc.	21	4,981
Arch Resources, Inc. - Class A	35	4,819
ATI Inc. (a)	240	16,065
Balchem Corporation	63	11,016
Carpenter Technology Corporation	96	15,373
Century Aluminum Company (a)	99	1,614
Clearwater Paper Corporation (a)	33	951
H.B. Fuller Company	105	8,335
Hawkins, Inc.	37	4,677
Haynes International, Inc.	24	1,443
Ingevity Corporation (a)	67	2,627
Innospec Inc.	48	5,447
Kaiser Aluminum Corporation	30	2,206
Koppers Holdings Inc.	40	1,452
Materion Corporation	39	4,366
MATIV Holdings, Inc.	99	1,681
Metallus Inc. (a)	72	1,067
Minerals Technologies Inc.	62	4,792
MP Materials Corp. - Class A (a) (b)	235	4,147
Myers Industries, Inc.	72	1,002
O-I Glass, Inc. (a)	301	3,945
Quaker Chemical Corporation	27	4,486
Sealed Air Corporation	281	10,195
Sensient Technologies Corporation	82	6,553
Stepan Company	41	3,154
SunCoke Energy, Inc.	158	1,371
Sylvamo Corporation	66	5,704
Warrior Met Coal, Inc.	101	6,447
Worthington Steel, Inc.	66	2,248
		143,704
Energy 4.4%
Archrock, Inc.	324	6,564
Bristow Holdings U.S. Inc. (a)	47	1,635
Cactus, Inc. - Class A	126	7,528
California Resources Corporation	134	7,026
Comstock Resources, Inc. (b)	176	1,954
CONSOL Energy Inc.	52	5,399
Core Laboratories LP (b)	91	1,694
CVR Energy, Inc. (b)	65	1,498
Dorian LPG Ltd.	70	2,397
Green Plains Inc. (a)	125	1,698
Helix Energy Solutions Group, Inc. (a)	277	3,070
Helmerich & Payne, Inc.	191	5,802
Innovex International, Inc. (a)	66	976
Liberty Energy Inc. - Class A	318	6,074
Magnolia Oil & Gas Corporation - Class A	362	8,838
Nabors Industries Ltd. (a)	18	1,143
Northern Oil and Gas Incorporated	191	6,780
Oceaneering International, Inc. (a)	196	4,877
Par Pacific Holdings, Inc. (a)	109	1,920
Patterson-UTI Energy, Inc.	688	5,260
Peabody Energy Corporation	242	6,426
Propetro Holding Corp. (a)	156	1,198
REX American Resources Corporation (a)	30	1,380
RPC, Inc.	158	1,004
SM Energy Company	218	8,704
Talos Energy Inc. (a)	229	2,369
Tidewater Inc. (a)	93	6,690
Vital Energy, Inc. (a) (b)	53	1,426
World Kinect Corporation	114	3,519
		114,849
Communication Services 3.4%
Cable One, Inc.	9	3,076
CarGurus, Inc. - Class A (a)	168	5,044
Cars.com Inc. (a)	117	1,956
Cinemark Holdings, Inc. (a)	206	5,734
Cogent Communications Holdings, Inc. (b)	80	6,056
Consolidated Communications Holdings, Inc. (a)	143	662
EchoStar Corporation - Class A (a)	228	5,666
Gogo, Inc. (a)	113	808
IAC Inc. (a)	136	7,342
John Wiley & Sons, Inc. - Class A	80	3,842
Lumen Technologies Inc. (a)	1,961	13,924
QuinStreet, Inc. (a)	108	2,069
Scholastic Corporation	48	1,552
Shenandoah Telecommunications Company	89	1,257
Shutterstock, Inc.	46	1,644
Sphere Entertainment Co. - Class A (a)	32	6,712
TechTarget, Inc. (a)	50	1,225
TEGNA Inc.	314	4,959
Telephone and Data Systems, Inc.	188	4,374
Thryv Holdings, Inc. (a)	67	1,146
TripAdvisor, Inc. (a)	211	3,051
Yelp Inc. (a)	129	4,528
Ziff Davis, Inc. (a)	86	4,167
		90,794
Consumer Staples 3.1%
B&G Foods, Inc. (b)	153	1,359
Cal-Maine Foods, Inc.	78	5,868
Central Garden & Pet Company (a)	17	609
Central Garden & Pet Company - Class A (a)	99	3,094
Del Monte Fresh Produce Company	64	1,886
Edgewell Personal Care Colombia S A S	95	3,452
Energizer Holdings, Inc.	126	3,999

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Grocery Outlet Holding Corp. (a)	189	3,318
Inter Parfums, Inc.	35	4,481
J&J Snack Foods Corp.	30	5,158
John B. Sanfilippo & Son, Inc.	17	1,637
MGPI Processing, Inc. (b)	27	2,276
National Beverage Corp.	45	2,114
PriceSmart, Inc.	49	4,458
Simply Good Foods Company, The (a)	176	6,109
Spartannash Company	65	1,456
The Andersons, Inc.	62	3,114
The Chefs' Warehouse, Inc. (a)	67	2,814
The Hain Celestial Group, Inc. (a)	169	1,456
Tootsie Roll Industries, Inc.	32	989
Treehouse Foods, Inc. (a)	90	3,781
United Natural Foods, Inc. (a)	109	1,831
Universal Corporation	47	2,509
USANA Health Sciences, Inc. (a)	22	829
Vector Group Ltd.	260	3,884
WD-40 Company	26	6,738
WK Kellogg Co	128	2,186
		81,405
Utilities 2.0%
American States Water Company	72	6,009
Avista Corporation	151	5,841
California Water Service Group	113	6,141
Chesapeake Utilities Corporation	42	5,252
Clearway Energy, Inc. - Class A	68	1,934
Clearway Energy, Inc. - Class C	159	4,868
MGE Energy, Inc.	70	6,391
Middlesex Water Company	35	2,262
Northwest Natural Holding Company	74	3,038
Otter Tail Corporation	81	6,306
SJW Group	57	3,308
Unitil Corporation	32	1,922
		53,272
Total Common Stocks (cost $2,406,702)		2,609,010
INVESTMENT COMPANIES 0.3%
iShares Core S&P Small Cap ETF	61	7,117
Total Investment Companies (cost $7,057)		7,117
SHORT TERM INVESTMENTS 1.9%
Securities Lending Collateral 1.5%
JNL Government Money Market Fund - Class SL, 4.92% (c) (e)	40,713	40,713
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 4.82% (c) (e)	9,461	9,461
Total Short Term Investments (cost $50,174)		50,174
Total Investments 101.5% (cost $2,463,933)		2,666,301
Other Derivative Instruments 0.0%		29
Other Assets and Liabilities, Net (1.5)%		(38,674)
Total Net Assets 100.0%		2,627,656

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2024.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL Small Cap Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	8,115	775	1,538	311	701	5,159	13,212	0.5
JNL Government Money Market Fund, 4.92% - Class SL	40,586	215,399	215,272	1,059	—	—	40,713	1.5
JNL Government Money Market Fund, 4.82% - Class I	11,310	175,930	177,779	326	—	—	9,461	0.4
	60,011	392,104	394,589	1,696	701	5,159	63,386	2.4

JNL Small Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	118	December 2024	13,017	29	253

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Small Cap Index Fund
Assets - Securities
Common Stocks	2,609,010	—	—	2,609,010
Investment Companies	7,117	—	—	7,117
Short Term Investments	50,174	—	—	50,174
	2,666,301	—	—	2,666,301
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	253	—	—	253
	253	—	—	253

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL Multi-Manager Alternative Fund
COMMON STOCKS 57.3%
Communication Services 11.1%
Alphabet Inc. - Class A	98	16,323
Alphabet Inc. - Class C (a)	37	6,113
Comcast Corporation - Class A (a)	61	2,542
EchoStar Corporation - Class A (b)	8	202
Endeavor Group Holdings, Inc. - Class A (a) (c)	215	6,130
Former Charter Communications Parent, Inc. - Class A (b)	3	1,094
Fox Corporation - Class B	8	319
Frontier Communications Parent, Inc. (b)	2	65
Hellenic Telecommunications Organization S.A. - Class R	48	824
Meta Platforms, Inc. - Class A (a)	53	30,236
Netflix, Inc. (a) (b)	19	13,291
NEXON Co., Ltd.	23	450
Nintendo Co., Ltd.	17	887
Oi S.A. - Em Recuperacao Judicial - ADR (b) (d)	—	2
TIM S.A	204	702
Trade Desk, Inc., The - Class A (b)	49	5,338
Vodacom Group	90	573
		85,091
Financials 9.7%
Abu Dhabi Commercial Bank PJSC	117	268
Abu Dhabi Islamic Bank	129	448
Adyen N.V. (b) (e)	4	6,681
Agriculture & Natural Solutions Acquisition Corp. - Class A (b)	73	760
AI Transportation Acquisition Corp. (b)	10	101
Aimei Health Technology Co., Ltd. (b)	15	162
Aimfinity Investment Corp. I (b)	5	63
Al Rajhi Banking and Investment Corporation	37	863
Alchemy Investments Acquisition Corp 1 - Class A (b)	17	189
Ammb Holdings Berhad	236	286
AmpliTech Group, Inc. - Class A (b)	17	173
Andretti Acquisition Corp. II (b)	19	191
AON Public Limited Company - Class A	5	1,607
Ares Acquisition Corp II - Class A (b)	133	1,438
Bandhan Bank Limited (e)	644	1,533
Block, Inc. - Class A (a) (b)	37	2,473
Bowen Acquisition Corp. (b)	10	105
Burtech Acquisition Corp. - Class A (b)	5	61
Cartesian Growth Corporation II - Class A (b)	38	434
Cartica Acquisition Corp. - Class A (b)	6	63
Cayson Acquisition Corp. (b)	7	68
CIMB Group Holdings Berhad	395	772
Citigroup Inc.	38	2,393
ClimateRock - Class A (b)	8	91
Colombier Acquisition Corp. (b)	9	88
Corporation Nuvei	34	1,126
Direct Selling Acquisition Corp. - Class A (b)	29	320
Discover Financial Services	4	581
Distoken Acquisition Corporation (b)	9	95
DT Cloud Acquisition Corp. (b)	8	78
Enphys Acquisition Corp. - Class A (b)	40	442
Erste Group Bank AG	10	568
ESH Acquisition Corp. - Class A (b)	16	172
First Bancshares Inc.	9	300
Fortune Rise Acquisition Corporation - Class A (b)	64	732
FTAC Emerald Acquisition Corp. - Class A (b)	13	138
Global Lights Acquisition Corp. (b)	8	83
Global Lights Acquisition Corp. (b)	8	86
Globalink Investments, Inc. (b)	15	173
Graf Global Corp. (b)	9	88
Haymaker Acquisition Corp. IV - Class A (b)	12	127
Heartland Financial USA, Inc.	26	1,495
Hennessy Capital Investment Corp. VI - Class A (b)	1	9
Horizon Space Acquisition I Corp. (b)	47	523
Independent Bank Group, Inc.	11	644
Investcorp Europe Acquisition Corp I - Class A (b)	22	256
Iron Horse Acquisitions Corp. (b)	11	110
ITAU Unibanco Holding SA - ADR (a)	76	507
Jack Henry & Associates, Inc. (a)	13	2,219
Jefferies Financial Group Inc.	30	1,817
Kasikornbank Public Company Limited - NVDR	240	1,122
Keen Vision Acquisition Corporation (b)	27	289
LatAmGrowth SPAC - Class A (b)	15	178
Legato Merger Corp. III (b)	21	210
LPL Financial Holdings Inc.	13	2,868
Metal Sky Star Acquisition Corp. (b)	4	42
Moody's Corporation	9	4,113
Nabors Energy Transition Corp. - Class A (b)	66	702
NCR Atleos Corporation (b)	16	452
Northern Revival Acquisition Corp - Class A (b) (d)	11	121
Oak Woods Acquisition Corporation - Class A (b)	12	127
Oca Acquisition Corp. - Class A (b)	3	38
Primerica, Inc.	19	5,113
Quetta Acquisition Corporation (b)	22	232
RCF Acquisition Corp. - Class A (b)	18	194
RHB Bank Berhad	288	432
Ryan Specialty Group Holdings, Inc. - Class A	56	3,684
Samsung Fire & Marine Insurance Co., Ltd.	2	567
SEI Investments Company (a)	26	1,810
Shinhan Financial Group Co., Ltd. - ADR (a)	8	347
SilverBox Corp IV (b)	18	178
SIM Acquisition Corp. I (b)	46	467
Slam Corp. - Class A (b)	22	242
Spark I Acquisition Corp. - Class A (b)	20	208
Spring Valley Acquisition Corp. II - Class A (b)	36	406
Standard Bank Group	40	555
TLGY Acquisition Corporation - Class A (b)	14	161
TMT Acquisition Corp (b)	15	170
Trajectory Alpha Acquisition Corp. - Class A (b) (d)	13	140
Triumph Financial, Inc. (b)	32	2,551
Visa Inc. - Class A (a)	38	10,510
Voyager Acquisition Corp. (b)	18	180
Wells Fargo & Company	30	1,696
		74,105
Information Technology 8.2%
Analog Devices, Inc.	12	2,796
ANSYS, Inc. (b)	2	742
Aspen Technology, Inc. (b)	13	3,119
Avaya Holdings Corp. (b)	29	191
Avaya Inc. (b)	2	12
Broadcom Inc.	4	640
CDW Corp. (a)	12	2,777
Clearwater Analytics Holdings, Inc. - Class A (b)	153	3,861
Diodes Incorporated (a) (b)	3	187
Envestnet, Inc. (b) (c)	29	1,841
Hangzhou Changchuan Technology Co., Ltd. - Class A	30	158
HashiCorp, Inc. - Class A (b)	134	4,536
Instructure Holdings, Inc. (b)	2	45
Intuit Inc. (a)	5	2,932
Jiangsu Jiejie Microelectronics Co., Ltd. - Class A	210	754
Juniper Networks, Inc.	53	2,057
nCino OpCo, Inc. (b)	144	4,548
NCR Voyix Corporation (b)	24	320
NXP Semiconductors N.V.	4	1,047
Oracle Corporation (a)	98	16,632
Quectel Wireless Solutions Co., Ltd. - Class A	46	316
Riverbed Holdings, Inc. (b) (d)	7	—
Salesforce, Inc. (a)	24	6,653
Shenzhen Topband Co., Ltd - Class A	365	586
Smartsheet Inc. - Class A (b)	21	1,162
Taiwan Semiconductor Manufacturing Company Limited	22	667
Te Connectivity Public Limited Company	16	2,364
United Microelectronics Corporation - ADR (a)	84	708
Wuxi Nce Power Co., Ltd. - Class A	138	680
		62,331
Consumer Discretionary 7.0%
Alibaba Group Holding Limited - ADR (a)	29	3,111
Amazon.com, Inc. (a) (b)	84	15,712
Bajaj Auto Limited	2	268
Capri Holdings Limited (b)	18	776

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
CarMax, Inc. (b)	13	1,011
Com7 Public Company Limited - NVDR	803	597
Compagnie Financiere Richemont SA	5	823
Delivery Hero SE (b) (e)	5	192
Everi Holdings Inc. (b)	60	782
Ford Motor Company (a)	6	64
Hangzhou GreatStar Industrial Co., Ltd. - Class A	206	915
Home Depot, Inc. , The	7	2,797
JD.com, Inc. - Class A - ADR (a)	36	1,449
Just Eat Takeaway.Com N.V. (b) (e)	6	84
Lojas Renner S/A.	134	443
Marriott International, Inc. - Class A	3	859
Mr Price Group	31	488
Nien Made Enterprise Co., Ltd.	17	274
Pepco Group N.V. (b) (e)	58	309
Pool Corporation	11	4,173
Prosus N.V. - Class N	25	1,085
Tesla Inc. (a) (b)	46	11,930
Under Armour, Inc. - Class A (a) (b)	209	1,865
Vail Resorts, Inc.	3	462
Vista Outdoor Inc. (b) (c)	42	1,657
Vitamin Oldco Holdings, Inc. (b) (d)	3	—
Yum China Holdings, Inc.	28	1,275
		53,401
Health Care 6.7%
Amedisys, Inc. (b)	49	4,718
Axonics, Inc. (b)	59	4,100
Bio-Rad Laboratories, Inc. - Class A (b)	1	437
Catalent, Inc. (b)	62	3,761
Doximity, Inc. - Class A (a) (b)	77	3,345
Eurofins Scientific SE	4	261
Hikma Pharmaceuticals Public Limited Company	16	397
Icon Public Limited Company (b)	2	577
Life Healthcare Group Holdings	107	99
Natco Pharma Limited	44	752
Novartis AG - ADR (a)	51	5,911
Novo Nordisk A/S - ADR (a)	39	4,619
PT Kalbe Farma Tbk	3,548	405
R1 RCM Holdco Inc. (b)	9	122
Regeneron Pharmaceuticals, Inc. (a) (b)	9	8,975
Richter Gedeon Vegyeszeti Gyar Nyilvanosan Mukodo Rt.	12	361
The Cooper Companies, Inc. (b)	25	2,799
Vertex Pharmaceuticals Incorporated (a) (b)	14	6,314
WuXi AppTec Co., Ltd. - Class A	61	450
Zhejiang Jingxin Pharmaceutical Co., Ltd. - Class A	269	489
Zoetis Inc. - Class A	11	2,183
Zydus Lifesciences Limited	37	473
		51,548
Industrials 5.5%
Boeing Company, The (a) (b)	56	8,524
Contemporary Amperex Technology Co., Limited - Class A	13	470
Cury Construtora E Incorporadora S.A.	47	194
Expeditors International of Washington, Inc. - Class A (a)	6	811
Ferguson Enterprises Inc.	6	1,192
Fortune Brands Innovations, Inc.	1	126
Ginlong Technologies Co., Ltd - Class A	102	1,204
GS Engineering & Construction Corp. (b)	14	194
Hongfa Technology Co., Ltd. - Class A	155	713
Hoshizaki Corporation	2	86
Howmet Aerospace Inc.	6	590
Hoymiles Power Electronics Inc. - Class A	46	1,086
Hyundai Rotem Company	15	619
JetBlue Airways Corporation (a) (b)	1	3
KEPCO Plant Service & Engineering Co., Ltd.	8	244
Lennox International Inc.	5	3,258
LG Corp.	13	763
McGrath RentCorp	6	582
Ningbo Deye Technology Co., Ltd. - Class A	31	444
Old Dominion Freight Line, Inc.	14	2,759
Safran	6	1,463
Samsung C&T Corporation	6	628
Samsung Engineering Co., Ltd. (b)	20	336
Stericycle, Inc. (b)	70	4,261
Sunwoda Electronic Co., Ltd. - Class A	209	649
Swire Pacific Limited - Class A	19	162
TransUnion	44	4,656
Uber Technologies, Inc. (b)	8	614
Verisk Analytics, Inc. (a)	11	2,944
Watts Water Technologies, Inc. - Class A	9	1,837
Westinghouse Air Brake Technologies Corporation	3	621
Yang Ming Marine Transport Corporation	95	208
		42,241
Consumer Staples 3.5%
Adani Wilmar Limited (b)	120	503
Albertsons Companies, Inc. - Class A (a)	62	1,137
American Beverage Co Ambev - ADR (a)	1,025	2,502
Amorepacific Corporation	6	697
Angel Yeast Co., Ltd. - Class A	181	938
Celsius Holdings, Inc. (b)	51	1,603
Cencosud S.A.	116	233
Charoen Pokphand Foods Public Company Limited - NVDR	760	566
Chongqing Baiya Sanitary Products Co., Ltd. - Class A	115	435
Gold Flora Corporation (b)	25	2
GRUMA, S.A.B. de C.V. - Class B	11	198
Grupo Comercial Chedraui, S.A.B. de C.V. (f)	64	478
Heineken Holding N.V.	21	1,596
Herbalife Nutrition Ltd. (b)	14	101
JDE Peet's N.V.	45	929
Kellanova (c)	62	4,967
Kimberly - Clark De Mexico S.A.B. De C.V. - Class A	516	836
Lamb Weston Holdings, Inc.	37	2,403
LG H&H Co., Ltd.	1	327
Meridan Management Ltd - GDR (b) (d) (e)	38	—
Monster Beverage 1990 Corporation (a) (b)	92	4,793
Orion Incorporation	4	314
Pernod Ricard	3	522
Shiseido Company, Limited	4	103
Thai Beverage Public Company Limited	1,127	468
Thai Union Group Public Company Limited	458	208
		26,859
Energy 3.1%
ChampionX Corporation	117	3,514
Gulfport Energy Operating Corporation (b)	3	443
HD Hyundai Co., Ltd.	3	205
Hess Corporation (a)	102	13,804
Kinder Morgan, Inc.	45	998
McDermott International, Ltd. (b)	149	30
McDermott International, Ltd. (b)	52	9
McDermott International, Ltd. (b)	426	71
Southwestern Energy Company (b)	636	4,525
		23,599
Materials 2.0%
Arch Resources, Inc. - Class A	—	7
Chambal Fertilisers and Chemicals Limited	69	438
Chunbo Co., Ltd. (b)	4	203
Glencore PLC	215	1,225
Hansol Chemical Co., Ltd.	5	473
Haynes International, Inc.	32	1,926
Holcim AG	27	2,648
International Flavors & Fragrances Inc.	22	2,339
Metals Acquisition Limited (b)	1	8
United States Steel Corporation	101	3,574
UPL Limited	71	521
Yunnan Yuntianhua Co., Ltd. - Class A	309	990
Zhejiang NHU Company Ltd. - Class A	232	745
		15,097
Real Estate 0.3%
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver	155	180
Douglas Emmett, Inc.	35	622
Emaar Properties (P.J.S.C)	239	567
NEPI Rockcastle PLC (e)	37	316

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Vornado Realty Trust	14	565
		2,250
Utilities 0.2%
Atlantica Sustainable Infrastructure PLC	51	1,112
PG&E Corporation	6	122
		1,234
Total Common Stocks (cost $318,542)		437,756
CORPORATE BONDS AND NOTES 22.8%
Information Technology 6.4%
Alarm.Com Holdings, Inc.
2.25%, 06/01/29 (a) (g) (h)	25	24
Alteryx, Inc.
8.75%, 03/15/28 (h)	370	379
AMS-Osram AG
2.13%, 11/03/27, EUR (e) (g)	800	714
Bill Holdings, Inc.
0.00%, 12/01/25 (a) (g) (i)	790	742
Bitdeer Technologies Group
8.50%, 08/15/29 (a) (g)	335	396
Cloudflare, Inc.
0.00%, 08/15/26 (a) (g) (i)	2,839	2,625
Confluent, Inc.
0.00%, 01/15/27 (a) (g) (i)	223	197
Core Scientific, Inc.
3.00%, 09/01/29 (a) (g) (h)	50	69
Datadog, Inc.
0.13%, 06/15/25 (a) (g)	1,514	1,973
DigitalOcean Holdings, Inc.
0.00%, 12/01/26 (a) (g) (i)	2,727	2,408
Dropbox, Inc.
0.00%, 03/01/26 (a) (g) (i)	750	726
Enphase Energy, Inc.
0.00%, 03/01/26 - 03/01/28 (a) (g) (i)	1,676	1,557
Five9, Inc.
0.50%, 06/01/25 (a) (g)	1,743	1,680
Guidewire Software, Inc.
1.25%, 03/15/25 (a) (g)	1,425	2,288
HubSpot, Inc.
0.38%, 06/01/25 (a) (g)	1,280	2,413
JAMF Holding Corp.
0.13%, 09/01/26 (a) (g)	922	823
Mara Holdings, Inc.
2.13%, 09/01/31 (a) (g) (h)	247	284
Maxeon Solar Technologies, Ltd.
9.50%, 01/15/28 (g) (h) (j) (k)	298	186
Microchip Technology Incorporated
0.75%, 06/01/30 (a) (g) (h)	248	246
MicroStrategy Incorporated
0.00%, 02/15/27 (a) (g) (i)	50	68
0.63%, 03/15/30 (a) (g) (h)	1,485	1,960
2.25%, 06/15/32 (a) (g) (h)	50	55
Mitek Systems, Inc.
0.75%, 02/01/26 (a) (g)	1,124	1,043
MKS Instruments, Inc.
1.25%, 06/01/30 (a) (g) (h)	173	174
MongoDB, Inc.
0.25%, 01/15/26 (a) (g)	2,129	2,938
Okta, Inc.
0.13%, 09/01/25 (a) (g)	1,656	1,572
Osi Systems, Inc.
2.25%, 08/01/29 (a) (g) (h)	50	52
PAR Technology Corporation
2.88%, 04/15/26 (a) (g)	619	835
Pegasystems Inc.
0.75%, 03/01/25 (a) (g)	3,824	3,734
Perficient, Inc.
0.13%, 11/15/26 (g)	377	369
Porch Group Inc
0.75%, 09/15/26 (a) (g) (h)	1,049	498
Q2 Holdings, Inc.
0.13%, 11/15/25 (a) (g)	970	929
0.75%, 06/01/26 (a) (g)	1,945	2,105
Rapid7, Inc.
1.25%, 03/15/29 (a) (g)	263	247
RingCentral, Inc.
0.00%, 03/01/25 - 03/15/26 (a) (g) (i)	1,071	1,005
Seagate HDD Cayman
3.50%, 06/01/28 (a) (g)	248	355
Shopify Inc.
0.13%, 11/01/25 (a) (g)	2,756	2,642
SMART Global Holdings, Inc.
2.00%, 02/01/29 - 08/15/30 (a) (g) (h)	1,975	2,186
Snowflake Inc.
0.00%, 10/01/27 - 10/01/29 (a) (g) (h) (i)	100	103
Super Micro Computer, Inc.
0.00%, 03/01/29 (a) (g) (h) (i)	539	433
Unity Software Inc.
0.00%, 11/15/26 (a) (g) (i)	676	605
Veeco Instruments Inc.
3.50%, 01/15/25 (a) (g)	187	265
3.75%, 06/01/27 (a) (g)	352	847
2.88%, 06/01/29 (a) (g)	277	373
Verint Systems Inc.
0.25%, 04/15/26 (a) (g)	1,029	953
Viavi Solutions Inc.
1.63%, 03/15/26 (a) (g)	1,465	1,450
Vishay Intertechnology, Inc.
2.25%, 09/15/30 (a) (g)	778	712
Western Digital Corporation
3.00%, 11/15/28 (a) (g) (h)	149	221
Zscaler, Inc.
0.13%, 07/01/25 (a) (g)	251	306
		48,765
Health Care 4.9%
ANI Pharmaceuticals, Inc.
2.25%, 09/01/29 (a) (g) (h)	902	948
Apellis Pharmaceuticals, Inc.
3.50%, 09/15/26 (a) (g)	731	801
Catalent Pharma Solutions, Inc.
3.13%, 02/15/29 (h)	793	779
3.50%, 04/01/30 (h)	774	761
Coherus Biosciences, Inc.
1.50%, 04/15/26 (a) (g)	933	726
Collegium Pharmaceutical, Inc.
2.88%, 02/15/29 (a) (g)	977	1,228
CONMED Corporation
2.25%, 06/15/27 (a) (g)	996	919
Cytokinetics, Incorporated
3.50%, 07/01/27 (a) (g)	882	1,141
DexCom, Inc.
0.25%, 11/15/25 (a) (g)	753	717
0.38%, 05/15/28 (a) (g)	251	221
Dynavax Technologies Corporation
2.50%, 05/15/26 (a) (g)	2,765	3,346
Evolent Health, Inc.
1.50%, 10/15/25 (a) (g)	1,597	1,680
Guardant Health, Inc.
0.00%, 11/15/27 (a) (g) (i)	252	201
Haemonetics Corporation
0.00%, 03/01/26 (a) (g) (i)	497	460
Health Catalyst, Inc.
2.50%, 04/15/25 (a) (g)	1,534	1,495
Innoviva, Inc.
2.13%, 03/15/28 (a) (g)	1,879	1,811
Inotiv, Inc.
3.25%, 10/15/27 (a) (g)	1,167	291
Insulet Corporation
0.38%, 09/01/26 (a) (g)	1,503	1,806
Integra LifeSciences Holdings Corporation
0.50%, 08/15/25 (a) (g)	2,540	2,414
Irhythm Technologies, Inc.
1.50%, 09/01/29 (a) (g) (h)	151	137
Ironwood Pharmaceuticals, Inc.
1.50%, 06/15/26 (a) (g)	50	44
Jazz Investments I Limited
2.00%, 06/15/26 (a) (g)	1,022	1,018
3.13%, 09/15/30 (a) (g) (h)	1,190	1,238

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Lantheus Holdings, Inc.
2.63%, 12/15/27 (a) (g)	626	967
MannKind Corporation
2.50%, 03/01/26 (a) (g)	1,864	2,470
Merit Medical Systems, Inc.
3.00%, 02/01/29 (a) (g) (h)	251	326
Mesa Laboratories, Inc.
1.38%, 08/15/25 (a) (g)	630	598
Mirum Pharmaceuticals, Inc.
4.00%, 05/01/29 (a) (g)	176	259
Neogenomics, Inc.
1.25%, 05/01/25 (a) (g)	1,002	966
OPKO Health, Inc.
3.75%, 01/15/29 (a) (g) (h)	773	1,030
Pacira Pharmaceuticals, Inc.
0.75%, 08/01/25 (a) (g)	890	843
PetIQ, Inc.
4.00%, 06/01/26 (g)	229	266
Pharming Group N.V.
4.50%, 04/25/29, EUR (e) (g)	500	528
Repligen Corporation
1.00%, 12/15/28 (a) (g) (h)	175	182
Tandem Diabetes Care, Inc.
1.50%, 03/15/29 (a) (g) (h)	1,636	2,394
Travere Therapeutics, Inc.
2.50%, 09/15/25 (a) (g)	205	194
2.25%, 03/01/29 (a) (g)	397	339
Varex Imaging Corporation
4.00%, 06/01/25 (a) (g)	1,809	1,798
		37,342
Consumer Discretionary 3.8%
Cheesecake Factory Incorporated, The
0.38%, 06/15/26 (a) (g)	1,258	1,194
Chegg, Inc.
0.13%, 03/15/25 (a) (g)	922	883
Cracker Barrel Old Country Store, Inc.
0.63%, 06/15/26 (a) (g)	1,522	1,390
Delivery Hero SE
1.00%, 01/23/27, EUR (e) (g)	1,300	1,308
1.50%, 01/15/28, EUR (e) (g)	100	95
3.25%, 02/21/30, EUR (e) (g)	500	580
DK Crown Holdings Inc.
0.00%, 03/15/28 (a) (g) (i)	124	108
Everi Holdings Inc.
5.00%, 07/15/29 (h)	792	789
Expedia Group, Inc.
0.00%, 02/15/26 (a) (g) (i)	1,754	1,671
Fisker Group Inc.
0.00%, 09/15/26 (a) (b) (g) (h) (l)	2,160	54
Flight Centre Travel Group Limited
1.63%, 11/01/28, AUD (e) (g)	800	566
Gol Finance LLP
15.82%, 01/29/25 (a) (h) (m)	2,338	2,501
15.82%, 01/29/25 (h) (m)	1,763	1,886
Grubhub Holdings Inc.
5.50%, 07/01/27 (h)	113	105
Hawaiian Brand Intellectual Property, Ltd.
11.00%, 04/15/29 (h)	52	52
Just Eat Takeaway.Com N.V.
1.25%, 04/30/26, EUR (e) (g)	800	837
LCI Industries
1.13%, 05/15/26 (a) (g)	2,313	2,340
Marriott Vacations Worldwide Corporation
0.00%, 01/15/26 (a) (g) (i)	2,428	2,239
3.25%, 12/15/27 (a) (g)	176	163
Meritage Homes Corporation
1.75%, 05/15/28 (a) (g) (h)	50	57
Michael Kors (USA), Inc.
4.25%, 11/01/24 (h) (j) (n)	2,016	2,012
NCL Corporation Ltd.
1.13%, 02/15/27 (a) (g)	512	496
2.50%, 02/15/27 (a) (g)	251	248
PENN Entertainment, Inc.
2.75%, 05/15/26 (a) (g)	1,527	1,640
Shift Technologies, Inc.
0.00%, 05/15/26 (a) (b) (g) (h) (l)	1,305	7
The Goodyear Tire & Rubber Company
9.50%, 05/31/25	399	400
Topgolf Callaway Brands Corp.
2.75%, 05/01/26 (a) (g)	629	651
Vista Outdoor Inc.
4.50%, 03/15/29 (h)	288	286
Wayfair Inc.
0.63%, 10/01/25 (a) (g)	2,798	2,682
0.63%, 10/01/25 (g)	1,159	1,111
1.00%, 08/15/26 (a) (g)	1,002	937
1.00%, 08/15/26 (g)	57	53
Winnebago Industries, Inc.
3.25%, 01/15/30 (a) (g) (h)	62	61
		29,402
Communication Services 2.2%
Liberty Broadband Corporation
3.13%, 06/30/54 (a) (g) (h)	495	535
Liberty Media Corporation
4.00%, 11/15/29 (a) (g)	1,696	606
3.75%, 02/15/30 (a) (g)	3,184	1,106
2.38%, 09/30/53 (a) (g) (h)	1,859	2,212
Match Group FinanceCo 2, Inc.
0.88%, 06/15/26 (a) (g) (h)	3,028	2,828
Match Group FinanceCo 3, Inc.
2.00%, 01/15/30 (a) (g) (h)	305	272
Oi S.A. – Em Recuperacao Judicial
10.00%, 06/30/27 (h) (k)	100	88
8.50%, 12/31/28 (h) (k)	221	22
Sea Limited
2.38%, 12/01/25 (a) (g)	3,017	3,576
0.25%, 09/15/26 (a) (g)	101	91
Snap Inc.
0.75%, 08/01/26 (a) (g)	1,434	1,383
0.00%, 05/01/27 (a) (g) (i)	50	43
0.13%, 03/01/28 (a) (g)	123	97
0.50%, 05/01/30 (a) (g) (h)	501	425
Sphere Entertainment Co.
3.50%, 12/01/28 (a) (g) (h)	282	410
Spotify USA Inc.
0.00%, 03/15/26 (a) (g) (i)	878	869
TechTarget, Inc.
0.00%, 12/15/26 (g) (i)	2,149	2,079
		16,642
Financials 2.1%
ABRA Global Finance
5.00%, 03/02/28 (a) (h) (k)	2,511	2,536
Alpha Holding, S.A. de C.V
0.00%, 02/10/25 (b) (h) (l)	236	2
Blackstone Mortgage Trust, Inc.
5.50%, 03/15/27 (a) (g)	126	119
Block, Inc.
0.13%, 03/01/25 (a) (g)	3,069	2,982
Charles Schwab Corporation, The
4.00%, (100, 06/01/26) (o)	242	232
5.00%, (100, 12/01/27) (o)	33	31
Coinbase Global, Inc.
0.50%, 06/01/26 (a) (g)	256	248
Docuformas, S.A.P.I. de C.V.
0.00%, 07/24/25 (b) (h) (l)	200	10
Encore Capital Group, Inc.
3.25%, 10/01/25 (a) (g)	839	1,075
4.00%, 03/15/29 (a) (g)	1,280	1,283
EZCORP, Inc.
3.75%, 12/15/29 (a) (g) (h)	753	909
MoneyGram International, Inc.
9.00%, 06/01/30 (h)	268	257
Operadora de Servicios Mega SA de CV SOFOM ER.
0.00%, 02/11/25 (b) (h) (l)	200	68
Repay Holdings Corporation
0.00%, 02/01/26 (a) (g) (h) (i)	1,667	1,515
2.88%, 07/15/29 (a) (g) (h)	25	24

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Shift4 Payments, LLC
0.00%, 12/15/25 (a) (g) (i)	752	920
SoFi Technologies, Inc.
0.00%, 10/15/26 (a) (g) (h) (i)	752	682
1.25%, 03/15/29 (a) (g) (h)	1,132	1,208
Upstart Holdings, Inc.
2.00%, 10/01/29 (a) (g) (h)	644	705
WisdomTree, Inc.
3.25%, 08/15/29 (a) (g) (h)	1,092	1,134
		15,940
Industrials 1.8%
American Airlines Group Inc.
6.50%, 07/01/25 (a) (g)	124	127
Bloom Energy Corporation
2.50%, 08/15/25 (a) (g)	1,004	1,027
Cathay Pacific Airways Limited
2.75%, 02/05/26, HKD (e) (g)	20,000	2,783
Chart Industries, Inc.
1.00%, 11/15/24 (a) (g)	1,072	2,276
CSG Systems International, Inc.
3.88%, 09/15/28 (g) (h)	696	696
Dayforce, Inc.
0.25%, 03/15/26 (a) (g)	498	469
Desktop Metal Operating, Inc.
6.00%, 05/15/27 (a) (g) (h)	229	199
Granite Construction Incorporated
3.25%, 06/15/30 (a) (g) (h)	198	243
LATAM Airlines Group S.A.
13.38%, 10/15/27 (h)	1,444	1,590
Lyft, Inc.
1.50%, 05/15/25 (a) (g)	223	216
Parsons Corporation
0.25%, 08/15/25 (a) (g)	837	1,912
Plug Power Inc.
7.00%, 06/01/26 (a) (g) (h)	59	51
The Greenbrier Companies, Inc.
2.88%, 04/15/28 (a) (g)	1,873	2,044
		13,633
Energy 0.6%
Canacol Energy Ltd.
5.75%, 11/24/28 (e)	400	214
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (h)	214	220
PGS ASA
13.50%, 03/31/27	1,600	1,751
Transocean Inc
4.63%, 09/30/29 (a) (g)	1,773	2,610
		4,795
Real Estate 0.5%
Pebblebrook Hotel Trust
1.75%, 12/15/26 (a) (g)	1,628	1,482
Redfin Corporation
0.50%, 04/01/27 (a) (g)	728	532
StorageVault Canada Inc.
5.00%, 03/31/28, CAD (g)	704	510
Summit Hotel Properties, Inc.
1.50%, 02/15/26 (a) (g)	901	847
Vornado Realty L.P.
3.50%, 01/15/25	125	124
2.15%, 06/01/26	112	106
Zillow Group, Inc.
2.75%, 05/15/25 (g)	23	26
1.38%, 09/01/26 (g)	164	241
		3,868
Consumer Staples 0.3%
Kronos Acquisition Holdings Inc
8.25%, 06/30/31 (h)	131	132
10.75%, 06/30/32 (h)	65	61
The Chefs' Warehouse, Inc.
2.38%, 12/15/28 (a) (g)	826	964
Vector Group Ltd.
5.75%, 02/01/29 (h)	1,088	1,104
		2,261
Materials 0.2%
Century Aluminum Company
2.75%, 05/01/28 (a) (g)	174	192
Danimer Scientific, Inc.
3.25%, 12/15/26 (a) (g) (h)	440	52
Fortuna Mining Corp.
3.75%, 06/30/29 (a) (g) (h)	249	264
Livent Corporation
4.13%, 07/15/25 (a) (g)	780	845
SSR Mining Inc.
2.50%, 04/01/39 (a) (g)	146	137
Unigel Luxembourg SA
0.00%, 10/01/26 (b) (e) (l)	400	101
		1,591
Total Corporate Bonds And Notes (cost $172,142)		174,239
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 12.3%
Ace Securities Corp. Home Equity Loan Trust, Series 2006-CW1
Series 2006-A2C-CW1, REMIC, 5.25%, (1 Month Term SOFR + 0.39%), 07/25/36 (j) (m)	1,745	1,460
ALEN 2021-ACEN Mortgage Trust
Series 2021-E-ACEN, REMIC, 9.21%, (1 Month Term SOFR + 4.11%), 04/17/34 (m)	819	432
AMSR 2020-SFR4 Trust
Series 2020-G2-SFR4, REMIC, 4.87%, 11/19/25	3,700	3,654
AMSR 2020-SFR5 Trust
Series 2020-G-SFR5, REMIC, 4.11%, 11/19/25	5,000	4,898
Apidos CLO XXIV
Series 2016-DR-24A, 11.34%, (3 Month Term SOFR + 6.06%), 10/21/30 (m)	500	500
Arbor Multifamily Mortgage Securities Trust 2021-MF3
Series 2021-E-MF3, REMIC, 2.00%, 10/16/54	273	190
Arbor Realty Commercial Real Estate Notes 2022-FL1
Series 2022-C-FL1, 7.64%, (SOFR 30-Day Average + 2.30%), 01/15/37 (m)	350	344
Argentina, Republic of
Series 2022-E-CRE6, 8.74%, (SOFR 30-Day Average + 3.40%), 01/21/37 (m)	330	323
Bain Capital Credit CLO 2019-3, Limited
Series 2019-ER-3A, 12.64%, (3 Month Term SOFR + 7.36%), 10/23/34 (m)	500	497
Bain Capital Credit CLO 2022-3, Limited
Series 2022-E-3A, 12.64%, (3 Month Term SOFR + 7.35%), 07/17/35 (m)	500	500
Bank 2019-BNK17
Interest Only, Series 2019-XG-BN17, REMIC, 1.50%, 04/17/52	1,978	101
Bank5 2024-5YR9
Series 2024-D-5YR9, REMIC, 4.00%, 09/17/29	325	276
Barings CLO Ltd 2018-III
Series 2018-E-3A, 11.29%, (3 Month Term SOFR + 6.01%), 07/20/29 (m)	500	502
BBCMS Mortgage Trust 2024-5C27
Interest Only, Series 2024-XD-5C27, REMIC, 2.97%, 07/17/57 (m)	3,110	352
BBCMS Trust 2018-CBM
Series 2018-E-CBM, REMIC, 8.69%, (1 Month Term SOFR + 3.60%), 07/15/37 (j) (m)	470	440
Benchmark 2018-B4 Mortgage Trust
Series 2018-D-B4, REMIC, 2.90%, 07/17/28 (m)	377	291
Benchmark 2019-B14 Mortgage Trust
Interest Only, Series 2019-XA-B14, REMIC, 0.89%, 12/15/62 (m)	17,285	511
Benchmark 2020-B18 Mortgage Trust
Series 2020-AGNE-B18, REMIC, 3.76%, 08/15/25	343	327
Benchmark 2021-B31 Mortgage Trust
Series 2021-E-B31, REMIC, 2.25%, 12/17/54	617	340
BMO 2024-5C6 Mortgage Trust
Series 2024-D-5C6, REMIC, 4.50%, 09/17/57	330	290

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
BRSP Ltd
Series 2024-C-FL2, 8.51%, (1 Month Term SOFR + 3.54%), 02/19/30 (m)	317	316
BSPRT 2021-FL7 Issuer, Ltd.
Series 2021-E-FL7, 8.61%, (1 Month Term SOFR + 3.51%), 12/15/38 (m)	300	291
Business Jet Securities 2024-2, LLC
Series 2024-C-2A, 7.97%, 09/15/30	550	599
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (m)	252	226
BX Trust 2021-MFM1
Series 2021-D-VIEW, REMIC, 8.11%, (1 Month Term SOFR + 3.01%), 06/16/36 (m)	220	211
Canyon Capital CLO 2014-1 Ltd
Series 2014-DR-1A, 11.02%, (3 Month Term SOFR + 5.76%), 01/30/31 (m)	700	641
Carbon Capital VI Commercial Mortgage 2017-FL1 Tru
Series 2019-B-FL2, REMIC, 8.06%, (1 Month Term SOFR + 2.96%), 10/15/35 (m)	318	185
Carlyle Global Market Strategies CLO 2014-2-R, Ltd.
Series 2014-D-2RA, 10.73%, (3 Month Term SOFR + 5.61%), 05/15/31 (m)	1,000	990
Carlyle US CLO 2020-2, Ltd.
Series 2020-DR-2A, 12.25%, (3 Month Term SOFR + 6.96%), 01/25/35 (m)	1,500	1,502
Cascade MH Asset Trust 2019-MH1
Series 2019-M-MH1, REMIC, 5.99%, 10/25/24	4,100	3,760
Castlelake Aircraft Securitization Trust 2018-1
Series 2018-C-1, 6.63%, 06/15/25 (j)	966	286
CF 2019-CF2 Mortgage Trust
Interest Only, Series 2019-XG-CF2, REMIC, 1.06%, 11/18/52 (m)	3,080	112
Chenango Park CLO, Ltd
Series 2018-D-1A, 11.36%, (3 Month Term SOFR + 6.06%), 04/15/30 (m)	1,000	983
CHL Mortgage Pass-Through Trust 2002-HYB1
Series 2007-A1-13, REMIC, 6.00%, 08/25/37	966	495
Citigroup Commercial Mortgage Trust 2015-GC27
Series 2015-D-GC27, REMIC, 4.55%, 01/10/25 (m)	291	267
Citigroup Commercial Mortgage Trust 2018-B2
Interest Only, Series 2018-XF-B2, REMIC, 1.56%, 03/10/51 (m)	2,522	103
Citigroup Commercial Mortgage Trust 2020-555
Series 2020-G-555, REMIC, 3.62%, 12/12/29 (m)	500	386
Clas 2019-1 Limited
Series 2019-E-1A, 0.00%, 04/15/39 (d) (m)	1,000	41
Cologix Data Centers US Issuer LLC
Series 2021-C-1A, 5.99%, 12/28/26	1,500	1,399
COMM 2018-HCLV Mortgage Trust
Series 2018-D-HCLV, REMIC, 7.57%, (1 Month Term SOFR + 2.47%), 09/15/33 (m)	1,000	448
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.79%, 11/18/25 (m)	344	324
CSAIL 2019-C16 Commercial Mortgage Trust
Series 2019-C-C16, REMIC, 4.24%, 06/15/29 (m)	350	309
CSMC 2021-B33
Series 2021-C-B33, REMIC, 3.77%, 10/10/31 (m)	338	281
CSMC Trust 2017-PFHP
Series 2017-A-PFHP, REMIC, 6.09%, (1 Month Term SOFR + 1.00%), 12/15/30 (m)	340	329
DOLP Trust 2021-NYC
Series 2021-F-NYC, REMIC, 3.70%, 05/12/31	375	249
Dryden 40 Senior Loan Fund
Series 2015-ER-40A, 11.13%, (3 Month Term SOFR + 6.01%), 08/15/31 (h) (m)	500	449
Eleven Madison Trust 2015-11MD Mortgage Trust
Series 2015-A-11MD, REMIC, 3.67%, 09/11/25 (m)	143	139
Elmwood CLO IX Ltd
Series 2021-E-2A, 11.49%, (3 Month Term SOFR + 6.21%), 07/20/34 (m)	500	502
Five 2023-V1 Mortgage Trust
Series 2023-E-V1, REMIC, 6.51%, 02/11/28 (m)	417	377
Galaxy XIX CLO, Ltd.
Series 2015-D1R-19A, 12.07%, (3 Month Term SOFR + 6.79%), 07/24/30 (m)	500	492
Great Wolf Trust 2024-WOLF
Series 2024-E-WOLF, REMIC, 8.80%, (1 Month Term SOFR + 3.70%), 03/16/26 (m)	500	501
GS Mortgage Securities Corporation Trust 2021-ARDN
Series 2021-H-ARDN, REMIC, 11.14%, (1 Month Term SOFR + 6.05%), 11/17/36 (m)	500	493
GS Mortgage Securities Trust 2014-GC26
Series 2014-D-GC26, REMIC, 4.62%, 11/13/47 (m)	346	214
GS Mortgage Securities Trust 2015-GC28
Series 2015-D-GC28, REMIC, 4.53%, 02/12/48 (m)	800	763
GS Mortgage Securities Trust 2018-GS9
Series 2018-D-GS9, REMIC, 3.00%, 03/10/28	1,000	751
GS Mortgage Securities Trust 2021-GSA3
Interest Only, Series 2021-XF-GSA3, REMIC, 1.53%, 12/17/54 (m)	3,608	267
GSAA Home Equity Trust 2007-9
Series 2007-A2A-9, REMIC, 6.50%, 10/25/37	1,570	917
H.I.G. RCP 2023-FL1, LLC
Series 2023-B-FL1, 8.95%, (1 Month Term SOFR + 3.50%), 09/21/38 (m)	400	401
HGI CRE CLO 2021-FL1, Ltd.
Series 2021-D-FL1, 7.43%, (1 Month Term SOFR + 2.46%), 06/19/36 (m)	350	343
HPS Loan Management 2013-2, Ltd.
Series 2013-DR-2A, 12.14%, (3 Month Term SOFR + 6.86%), 10/22/29 (m)	1,000	991
HPS Loan Management 4-2014, Ltd.
Series 13A-E-18, 11.06%, (3 Month Term SOFR + 5.76%), 10/15/30 (m)	900	888
Series 6A-DR-2015, 10.60%, (3 Month Term SOFR + 5.36%), 02/05/31 (h) (m)	1,000	987
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-UES, REMIC, 4.34%, 05/06/32	83	79
Series 2019-D-UES, REMIC, 4.60%, 05/06/32 (m)	85	80
Series 2019-E-UES, REMIC, 4.60%, 05/06/32 (m)	99	93
Series 2019-F-UES, REMIC, 4.60%, 05/06/32 (m)	104	94
Series 2019-G-UES, REMIC, 4.60%, 05/06/32 (m)	114	103
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Interest Only, Series 2019-XG-MFP, REMIC, 0.50%, 07/15/36 (m)	347	2
Series 2019-G-MFP, REMIC, 9.19%, (1 Month Term SOFR + 4.10%), 07/15/36 (m)	347	339
Jol Air Limited
Series 2019-B-1, 4.95%, 04/15/26	363	343
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-E-C23, REMIC, 3.36%, 10/18/24 (m)	650	538
JPMBB Commercial Mortgage Securities Trust 2014-C24
Interest Only, Series 2014-XA-C24, REMIC, 0.93%, 11/18/47 (m)	3,501	1
JPMBB Commercial Mortgage Securities Trust 2015-C31
Interest Only, Series 2015-XA-C32, REMIC, 1.24%, 11/18/48 (m)	18,534	90
LCM XVII Limited Partnership
Series ER-17A, 11.56%, (3 Month Term SOFR + 6.26%), 10/15/31 (m)	500	388

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Lehman Mortgage Trust 2006-5
Series 2006-1A6-5, REMIC, 5.47%, (1 Month Term SOFR + 0.61%), 09/25/36 (m)	671	225
Lehman Mortgage Trust 2007-2
Interest Only, Series 2007-2A13-2, REMIC, 1.72%, (6.58% - (1 Month Term SOFR * 1)), 03/25/37 (m)	10,863	906
Series 2007-2A1-2, REMIC, 5.28%, (1 Month Term SOFR + 0.42%), 03/25/37 (m)	10,784	1,763
Madison Park Funding XIV, Ltd.
Series 2014-ER-14A, 11.34%, (3 Month Term SOFR + 6.06%), 10/22/30 (m)	500	490
Madison Park Funding XLV Ltd
Series 2020-ER-45A, 11.91%, (3 Month Term SOFR + 6.61%), 07/17/34 (m)	500	501
Madison Park Funding XLVIII Ltd
Series 2021-E-48A, 11.79%, (3 Month Term SOFR + 6.51%), 04/19/33 (m)	1,000	1,002
Madison Park Funding XXII Ltd
Series 2016-ER-22A, 12.26%, (3 Month Term SOFR + 6.96%), 01/15/33 (m)	500	501
MAPS 2021-1 Trust
Series 2021-C-1A, 5.44%, 06/15/28	30	29
Marble Point CLO XII Ltd.
Series 2018-D-1A, 8.55%, (3 Month Term SOFR + 3.26%), 07/16/31 (m)	500	500
MetroNet Infrastructure Issuer LLC
Series 2023-B-1A, 8.01%, 02/20/28	500	519
MF1 2023-FL12 LLC
Series 2023-D-FL12, 10.61%, (1 Month Term SOFR + 5.27%), 10/19/28 (m)	350	352
MF1 2024-FL14 LLC
Series 2024-D-FL14, REMIC, 9.80%, (1 Month Term SOFR + 4.84%), 03/19/39 (m)	300	303
Series 2024-E-FL14, REMIC, 11.25%, (1 Month Term SOFR + 6.29%), 03/19/39 (m)	400	404
MF1 2024-FL15 LLC
Series 2024-D-FL15, 9.00%, (1 Month Term SOFR + 4.04%), 08/18/41 (m)	350	353
Milos CLO, Ltd.
Series 2017-ER-1A, 11.69%, (3 Month Term SOFR + 6.41%), 10/21/30 (m)	500	500
Morgan Stanley Capital I Trust 2016-UBS11
Interest Only, Series 2016-XA-UB11, REMIC, 1.57%, 08/17/49 (m)	14,538	292
Morgan Stanley Mortgage Loan Trust 2006-13ARX
Series 2006-A1-13AX, REMIC, 5.15%, (1 Month Term SOFR + 0.29%), 10/25/36 (j) (m)	4,167	1,262
Myers Park CLO, Ltd.
Series 2018-E-1A, 11.04%, (3 Month Term SOFR + 5.76%), 10/21/30 (m)	1,000	1,000
Neuberger Berman Loan Advisers CLO 34, Ltd.
Series 2020-ER-37A, 11.29%, (3 Month Term SOFR + 6.01%), 07/21/31 (m)	500	501
Neuberger Berman Loan Advisers CLO 44, Ltd.
Series 2021-E-44A, 11.55%, (3 Month Term SOFR + 6.26%), 10/16/34 (m)	500	502
Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2005-AR4
Series 2006-5A1-AR1, REMIC, 0.79%, (1 Month Term SOFR + 0.65%), 02/25/36 (j) (m)	6,746	828
Octagon 57, Ltd.
Series 2021-E-1A, 12.16%, (3 Month Term SOFR + 6.86%), 10/16/34 (m)	1,500	1,481
Octagon Investment Partners 40 Ltd.
Series 2019-ER-1A, 12.54%, (3 Month Term SOFR + 7.26%), 01/20/35 (m)	1,000	938
Octagon Investment Partners XVI, Ltd.
Series 2013-ER-1A, 11.30%, (3 Month Term SOFR + 6.01%), 07/17/30 (m)	500	458
Series 2013-SUB-1A, REMIC, 0.00%, 07/17/30 (h) (m)	1,500	18
OHA Credit Funding 3 Ltd.
Series 2019-ER-3A, 11.79%, (3 Month Term SOFR + 6.51%), 07/02/35 (m)	1,000	1,006
Pagaya AI Debt Selection Trust 2021-5
Series 2021-CERT-5, 0.00%, 08/15/29	750	32
Pagaya AI Debt Trust 2022-2
Series 2022-AB-2, 5.72%, 01/15/30 (m)	245	246
PFP 2024-11 Ltd
Series 2024-C-11, 8.33%, (1 Month Term SOFR + 3.50%), 09/19/39 (m)	300	299
PRKCM 2022-AFC2 Trust
Series 2022-M1-AFC2, REMIC, 6.09%, 08/25/26 (m)	2,000	2,000
Progress Residential 2021-SFR2 Trust
Series 2021-G-SFR2, REMIC, 4.25%, 04/17/26	4,000	3,917
Ready Capital Mortgage Financing 2021-FL6, LLC
Series 2021-D-FL6, 7.37%, (1 Month Term SOFR + 2.51%), 07/25/36 (m)	300	296
Ready Capital Mortgage Financing 2021-FL7, LLC
Series 2021-E-FL7, 8.37%, (1 Month Term SOFR + 3.51%), 11/25/36 (m)	300	291
Ready Capital Mortgage Financing 2022-FL10, LLC
Series 2022-C-FL10, 9.10%, (1 Month Term SOFR + 4.25%), 07/25/27 (m)	300	301
Reese Park CLO, Ltd.
Series 2020-ER-1A, 12.06%, (3 Month Term SOFR + 6.76%), 10/16/34 (m)	500	500
Rockland Park Limited
Series 2021-E-1A, 11.79%, (3 Month Term SOFR + 6.51%), 04/20/34 (m)	500	500
SG Residential Mortgage Trust 2021-2
Series 2021-B2-2, REMIC, 4.04%, 12/25/61 (m)	4,191	2,927
SMB Private Education Loan Trust 2021-A
Series 2021-R-A, 0.00%, 01/15/53	1	1,120
Sofi Professional Loan Program 2016-F LLC
Series 2016-R-F, 0.00%, 02/27/40 (m) (p)	100	181
SoFi Professional Loan Program 2018-A LLC
Series 2018-R1-A, 0.00%, 02/25/42 (h) (p)	21	166
Series 2018-R2-A, 0.00%, 02/25/42 (p)	6	49
SoFi Professional Loan Program 2018-C Trust
Series 2018-R1-C, REMIC, 0.00%, 01/25/48 (p)	50	419
Sound Point CLO XXI Ltd
Series 2019-ER-2A, 12.03%, (3 Month Term SOFR + 6.73%), 07/17/34 (m)	500	429
Sound Point CLO XXXII Ltd
Series 2021-E-4A, 12.25%, (3 Month Term SOFR + 6.96%), 10/25/34 (m)	500	457
Spruce Hill Mortgage Loan Trust 2020-SH1
Series 2020-B2-SH1, REMIC, 4.68%, 01/28/50 (m)	1,200	1,142
Starwood Mortgage Residential Trust 2021-4
Series 2021-B2-4, REMIC, 3.96%, 08/25/56 (m)	3,767	2,930
Structured Adjustable Rate Mortgage Loan Trust 2005-3XS
Series 2004-2A2-19, REMIC, 5.50%, 01/25/35 (m)	1,012	926
STWD 2021-FL2, Ltd.
Series 2021-B-FL2, 7.01%, (1 Month Term SOFR + 1.91%), 04/16/38 (j) (m)	100	98
Series 2021-C-FL2, 7.31%, (1 Month Term SOFR + 2.21%), 04/16/38 (j) (m)	300	293
Sunbird Engine Finance Limited
Series 2020-C-1A, 6.78%, 02/15/27 (j)	362	334
THL Credit Wind River 2014-3 CLO Ltd
Series 2014-ER2-3A, 11.76%, (3 Month Term SOFR + 6.48%), 10/22/31 (m)	500	425
THL Credit Wind River 2018-3 CLO Ltd.
Series 2018-D-3A, 8.49%, (3 Month Term SOFR + 3.21%), 01/21/31 (m)	1,000	1,001
Tricon American Homes 2020-SFR1 Trust
Series 2020-F-SFR1, REMIC, 4.88%, 07/17/26	5,000	4,976
Upstart Pass-Through Trust Series 2021-ST9
Series 2021-CERT-ST9, 0.00%, 11/20/29	1,500	499
Upstart Securitization Trust 2021-4
Series 2021-C-4, 3.19%, 09/20/31	500	479
Velocity Commercial Capital Loan Trust 2018-2
Series 2018-M4-2, REMIC, 5.32%, 03/25/26	186	158
Series 2018-M5-2, REMIC, 6.36%, 06/25/26	107	90
Series 2018-M6-2, REMIC, 7.05%, 08/25/27	240	196

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Velocity Commercial Capital Loan Trust 2019-1
Series 2019-M4-1, REMIC, 4.61%, 03/25/27 (m)	360	308
Series 2019-M5-1, REMIC, 5.70%, 08/25/27 (m)	207	181
Series 2019-M6-1, REMIC, 6.79%, 08/25/28 (m)	309	247
VOLT XCII, LLC
Series 2021-A2-NPL1, 4.95%, 02/27/51 (j)	2,075	2,039
Voya CLO Ltd
Series 2019-E-2A, 12.14%, (3 Month Term SOFR + 6.86%), 07/20/32 (m)	500	501
Wells Fargo & Company
Series 2016-D-C33, REMIC, 3.12%, 03/17/26	470	411
Series 2016-C-C34, REMIC, 5.22%, 04/17/26 (m)	838	777
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-D-NXS4, REMIC, 3.83%, 11/18/25 (m)	293	264
Wells Fargo Commercial Mortgage Trust 2017-RC1
Series 2017-D-RC1, REMIC, 3.25%, 03/17/27	484	378
Wells Fargo Commercial Mortgage Trust 2018-C46
Series 2018-C-C46, REMIC, 5.13%, 08/17/28 (m)	800	697
Wells Fargo Commercial Mortgage Trust 2024-C63
Interest Only, Series 2024-XD-C63, REMIC, 2.51%, 08/17/57 (m)	1,840	317
WFRBS Commercial Mortgage Trust 2013-C14
Series 2013-AS-C14, REMIC, 3.49%, 06/15/46	61	58
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (h) (j)	637	630
Wind River 2018-2 CLO Ltd.
Series 2018-E-2A, 11.31%, (3 Month Term SOFR + 6.01%), 07/15/30 (m)	500	466
Total Non-U.S. Government Agency Asset-Backed Securities (cost $113,276)		94,171
GOVERNMENT AND AGENCY OBLIGATIONS 3.8%
Collateralized Mortgage Obligations 2.7%
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1B2-R01, REMIC, 11.28%, (SOFR 30-Day Average + 6.00%), 12/26/41 (m)	1,250	1,315
Connecticut Avenue Securities Trust 2022-R03
Series 2022-1B2-R03, REMIC, 15.13%, (SOFR 30-Day Average + 9.85%), 03/25/42 (m)	1,000	1,140
Federal Home Loan Mortgage Corporation
Series SW-4170, REMIC, 0.00%, (3.94% - (SOFR 30-Day Average * 1)), 01/15/33 (m)	432	390
Interest Only, Series SG-3972, REMIC, 0.44%, (5.79% - (SOFR 30-Day Average * 1)), 12/15/41 (m)	2,923	314
Series MS-4096, REMIC, 0.00%, (2.51% - (SOFR 30-Day Average * 0.57)), 08/15/42 (m)	129	75
Series SB-4118, REMIC, 0.00%, (2.56% - (SOFR 30-Day Average * 0.57)), 10/15/42 (m)	77	40
Series SJ-4141, REMIC, 0.00%, (4.63% - (SOFR 30-Day Average * 1.5)), 12/15/42 (m)	92	45
Series ST-4666, REMIC, 0.00%, (6.80% - (SOFR 30-Day Average * 1.75)), 12/15/42 (m)	119	67
Interest Only, Series TI-5057, REMIC, 3.00%, 11/25/50	3,279	540
Interest Only, Series PI-5133, REMIC, 3.00%, 08/25/51	3,721	590
Federal National Mortgage Association, Inc.
Series 2012-GS-125, REMIC, 0.00%, (2.56% - (SOFR 30-Day Average * 0.57)), 11/25/42 (m)	811	494
Interest Only, Series 2018-SA-54, REMIC, 0.86%, (6.14% - (SOFR 30-Day Average * 1)), 08/25/48 (m)	2,280	240
Interest Only, Series 2020-AS-54, REMIC, 0.76%, (6.04% - (SOFR 30-Day Average * 1)), 08/25/50 (m)	2,142	299
Interest Only, Series 2020-SA-74, REMIC, 0.00%, (4.10% - (SOFR 30-Day Average * 1)), 10/25/50 (m)	5,297	296
Interest Only, Series 2020-SA-77, REMIC, 0.00%, (4.10% - (SOFR 30-Day Average * 1)), 11/25/50 (m)	7,021	385
Interest Only, Series 2020-SB-77, REMIC, 0.00%, (4.10% - (SOFR 30-Day Average * 1)), 11/25/50 (m)	5,009	284
Interest Only, Series 2021-S-82, REMIC, 0.00%, (3.75% - (SOFR 30-Day Average * 1)), 01/25/51 (m)	7,095	317
Interest Only, Series 2021-WI-56, REMIC, 2.50%, 09/25/51	4,254	526
Government National Mortgage Association
Interest Only, Series 2013-SA-195, REMIC, 0.00%, 01/20/42 (m)	3,651	118
Interest Only, Series 2018-HS-97, REMIC, 1.12%, (6.09% - (1 Month Term SOFR * 1)), 07/20/48 (m)	175	22
Interest Only, Series 2018-SD-91, REMIC, 1.12%, (6.09% - (1 Month Term SOFR * 1)), 07/20/48 (m)	1,384	157
Interest Only, Series 2018-SA-111, REMIC, 0.00%, (4.44% - (1 Month Term SOFR * 1)), 08/20/48 (m)	2,193	109
Interest Only, Series 2018-SH-105, REMIC, 1.17%, (6.14% - (1 Month Term SOFR * 1)), 08/20/48 (m)	1,367	161
Interest Only, Series 2018-SK-124, REMIC, 1.12%, (6.09% - (1 Month Term SOFR * 1)), 09/20/48 (m)	1,673	201
Interest Only, Series 2018-SA-166, REMIC, 1.07%, (6.04% - (1 Month Term SOFR * 1)), 12/20/48 (m)	1,539	173
Interest Only, Series 2019-SH-92, REMIC, 1.02%, (5.99% - (1 Month Term SOFR * 1)), 07/20/49 (m)	1,471	174
Interest Only, Series 2020-SC-115, REMIC, 0.00%, (4.09% - (1 Month Term SOFR * 1)), 08/20/50 (m)	3,894	178
Interest Only, Series 2020-BS-112, REMIC, 1.17%, (6.14% - (1 Month Term SOFR * 1)), 08/20/50 (m)	3,152	452
Interest Only, Series 2020-SD-142, REMIC, 1.22%, (6.19% - (1 Month Term SOFR * 1)), 09/20/50 (m)	2,542	385
Interest Only, Series 2020-SH-146, REMIC, 1.22%, (6.19% - (1 Month Term SOFR * 1)), 10/20/50 (m)	2,362	364
Interest Only, Series 2020-SD-167, REMIC, 1.22%, (6.19% - (1 Month Term SOFR * 1)), 11/20/50 (m)	2,478	397
Interest Only, Series 2020-KI-175, REMIC, 2.50%, 11/20/50	5,267	738
Interest Only, Series 2020-SU-189, REMIC, 1.22%, (6.19% - (1 Month Term SOFR * 1)), 12/20/50 (m)	2,274	353
Interest Only, Series 2020-BI-188, REMIC, 2.50%, 12/20/50	4,498	664
Interest Only, Series 2020-UH-191, REMIC, 3.50%, 12/20/50	3,466	639
Interest Only, Series 2021-SA-97, REMIC, 0.00%, (2.60% - (SOFR 30-Day Average * 1)), 06/20/51 (m)	8,781	131
Interest Only, Series 2021-SB-107, REMIC, 0.00%, (3.10% - (SOFR 30-Day Average * 1)), 06/20/51 (m)	6,075	126
Interest Only, Series 2021-SB-97, REMIC, 0.00%, (3.64% - (1 Month Term SOFR * 1)), 06/20/51 (m)	3,442	117
Interest Only, Series 2021-IP-160, REMIC, 2.50%, 06/20/51	3,859	467
Interest Only, Series 2021-SA-158, REMIC, 0.00%, (3.70% - (SOFR 30-Day Average * 1)), 09/20/51 (m)	5,057	200
Interest Only, Series 2021-BI-160, REMIC, 3.00%, 09/20/51	3,939	635
Interest Only, Series 2021-SL-196, REMIC, 0.00%, (2.65% - (SOFR 30-Day Average * 1)), 11/20/51 (m)	14,339	171
Interest Only, Series 2022-IO-83, REMIC, 2.50%, 11/20/51	4,604	659
Interest Only, Series 2021-IB-197, REMIC, 3.50%, 11/20/51	3,970	717

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Interest Only, Series 2021-SC-221, REMIC, 0.00%, (3.80% - (SOFR 30-Day Average * 1)), 12/20/51 (m)	8,566	287
Interest Only, Series 2021-SN-213, REMIC, 0.00%, (3.20% - (SOFR 30-Day Average * 1)), 12/20/51 (m)	7,930	164
Interest Only, Series 2024-CI-79, REMIC, 3.50%, 02/20/52	3,775	632
Interest Only, Series 2020-HI-H11, REMIC, 1.38%, 06/19/70 (m)	5,360	423
Interest Only, Series 2020-AI-H18, REMIC, 1.36%, 09/20/70 (m)	5,398	438
Interest Only, Series 2020-BI-H19, REMIC, 0.35%, 11/20/70 (m)	4,451	442
Interest Only, Series 2021-QI-H08, REMIC, 0.13%, 05/20/71 (m)	21,008	523
Interest Only, Series 2021-AI-H19, REMIC, 0.96%, 11/20/71 (m)	7,503	496
Government National Mortgage Association Guaranteed Remic Pass-Through Securities, The
Interest Only, Series 2022-IO-207, REMIC, 3.00%, 08/20/51	5,581	899
		20,169
Commercial Mortgage-Backed Securities 0.6%
Federal National Mortgage Association, Inc.
Interest Only, Series 2015-XE-M2, REMIC, 0.50%, 12/25/24 (m)	192,693	95
Interest Only, Series 2020-X9-M10, REMIC, 0.86%, 12/25/27 (m)	9,133	105
Interest Only, Series 2019-X-M5, REMIC, 0.61%, 02/25/29 (m)	12,103	210
Interest Only, Series 2019-X-M7, REMIC, 0.44%, 05/25/29 (m)	8,936	110
Interest Only, Series 2019-X-M12, REMIC, 0.68%, 06/25/29 (m)	7,904	148
Interest Only, Series 2019-X-M25, REMIC, 0.21%, 11/25/29 (m)	25,756	146
Interest Only, Series 2022-X2-M4, REMIC, 0.27%, 05/25/30 (m)	34,805	307
Interest Only, Series 2020-X2-M13, REMIC, 1.33%, 09/25/30 (m)	3,430	151
Interest Only, Series 2019-X2-M21, REMIC, 1.40%, 02/25/31 (m)	3,445	176
Interest Only, Series 2019-2XA-M24, REMIC, 1.14%, 03/25/31 (m)	3,714	201
Interest Only, Series 2021-X1-M23, REMIC, 0.66%, 11/25/31 (m)	12,639	237
Interest Only, Series 2020-X4-M10, REMIC, 0.99%, 07/25/32 (m)	11,820	423
FREMF 2018-KF56 Mortgage Trust
Series 2018-C-KF56, REMIC, 11.26%, (SOFR 30-Day Average + 5.91%), 11/25/28 (m)	246	231
Government National Mortgage Association
Interest Only, Series 2020-IO-14, REMIC, 0.59%, 02/16/62 (m)	27,093	1,187
Interest Only, Series 2020-IA-168, REMIC, 0.98%, 12/16/62 (m)	4,670	346
Interest Only, Series 2021-IO-52, REMIC, 0.72%, 04/16/63 (m)	4,566	245
Interest Only, Series 2022-IO-48, REMIC, 0.71%, 01/16/64 (m)	7,493	446
		4,764
Mortgage-Backed Securities 0.5%
Federal National Mortgage Association, Inc.
3.26%, 01/01/28	1,436	1,403
3.40%, 03/01/30	1,478	1,433
3.24%, 01/01/33	1,112	1,050
		3,886
Total Government And Agency Obligations (cost $36,828)		28,819
SENIOR FLOATING RATE INSTRUMENTS 0.5%
Industrials 0.2%
CBI STS de LLC
Term Loan, 12.70%, (3 Month Term SOFR + 7.50%), 12/31/26 (m)	507	512
Constant Contact Inc
Second Lien Term Loan, 13.07%, (3 Month Term SOFR + 7.50%), 02/10/29 (m)	360	329
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 13.59%, (3 Month Term SOFR + 8.00%), 02/28/25 (k) (m)	344	297
		1,138
Health Care 0.1%
Aveanna Healthcare, LLC
2021 2nd Lien Term Loan, 12.21%, (3 Month SOFR + 7.00%), 12/08/29 (m)	195	183
Bausch & Lomb Corporation
Term Loan, 0.00%, (SOFR + 3.25%), 05/05/27 (m) (q)	931	927
		1,110
Financials 0.1%
Nuvei Technologies Corp.
USD Term Loan, 8.35%, (SOFR + 3.00%), 09/29/25 (m)	644	644
Zephyrus Capital Aviation Partners 2018-1 LLC
Term Loan, 4.61%, (Fixed + 4.61%), 10/15/38 (m)	213	200
		844
Energy 0.1%
Lealand Finance Company B.V.
2020 Take Back Term Loan, 9.36%, (SOFR + 3.00%), 06/30/25 (k) (m)	440	156
2020 Make Whole Term Loan, 8.36%, (SOFR + 3.00%), 06/30/27 (m)	7	4
2020 Letter Of Credit, 10.09%, (SOFR + 4.00%), 06/30/27 (d) (m)	381	248
Lealand Reficar
Term Loan, 12.84%, 06/30/27 (d) (m)	19	13
		421
Communication Services 0.0%
Avaya, Inc.
2023 Exit Term Loan, 12.75%, (1 Month Term SOFR + 1.50%), 08/01/28 (m)	299	263
Information Technology 0.0%
Astra Acquisition Corp.
2021 2nd Lien Term Loan, 14.47%, (3 Month Term SOFR + 8.88%), 10/22/29 (m)	405	40
Cornerstone OnDemand, Inc.
2021 Term Loan, 9.11%, (SOFR + 3.75%), 09/08/26 (m)	32	30
Cyxtera DC Holdings, Inc.
Term Loan B, 0.00%, (LIBOR + 3.00%), 05/01/26 (b) (d) (l) (m)	54	—
Vision Solutions, Inc.
2021 Incremental Term Loan, 9.51%, (3 Month SOFR + 4.25%), 04/24/28 (m)	32	31
		101
Total Senior Floating Rate Instruments (cost $4,819)		3,877
OTHER EQUITY INTERESTS 0.4%
Acropolis Infrastructure Acquisition Corp. (b) (d) (r)	17	—
Altaba Inc. (b) (d) (r)	2,007	2,840
Amyris, Inc. (b) (d) (g) (r)	2,856	48
Pershing Square Tontine Holdings, Ltd. (b) (d) (r)	31	—
Energy 0.0%
McDermott Tanks Escrow LC (b) (d) (m) (r)	88	49
Total Other Equity Interests (cost $30,382)		2,937
WARRANTS 0.0%
Agriculture & Natural Solutions Acquisition Corp. (b)	39	9
Alchemy Investments Acquisition Corp 1 (b)	9	1
Altenergy Acquisition Corp. (b)	3	—
Amprius Technologies Operating, Inc. (b)	15	2
Ares Acquisition Corp. (b)	16	3
Arogo Capital Acquisition Corporation (b)	10	—
Bukit Jalil Global Acquisition 1 Ltd (b)	3	—
Capri Listco (b) (d)	31	—
Cartesian Growth Corporation II (b)	3	—
Cero Therapeutics Holdings, Inc. (b)	3	—
Danimer Scientific, Inc. (a) (b)	5	—
Electriq Power Holdings, Inc. (b) (d)	4	—
EVe Mobility Acquisition Corp (b)	4	—
Evergreen Corp. (b)	10	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Freightos Ltd (b)	3	—
GCM Grosvenor Inc. (b)	40	39
Getaround Operating, Inc. (b)	1	—
Goal Acquisitions Corp. (b)	45	—
Grove Collaborative Holdings, Inc. (b)	4	—
Haymaker Acquisition Corp. IV (b)	6	1
iLearningEngines, Inc. (b)	14	4
Iron Horse Acquisitions Corp. (b)	11	—
Israel Acquisitions Corp. (b)	15	—
Jaws Mustang Acquisition Corp. (b)	12	—
Keen Vision Acquisition Corporation (b)	27	1
KLDiscovery Ontrack, LLC (b)	35	—
Legato Merger Corp. III (b)	10	2
Maxeon Solar Technologies, Ltd. (b) (d)	81	—
Moneylion Technologies Inc. (b)	41	2
Nabors Energy Transition Corp. (b)	9	1
Northern Star Investment Corp. IV (b) (d)	1	—
Papaya Growth Opportunity Corp. I (b)	4	—
Psyence Biomedical Ltd. (b)	4	—
Pyrophyte Acquisition Corp. (b)	4	—
Q-Si Operations Inc. (b)	13	1
Ross Acquisition Corp. II (b) (d)	1	—
SilverBox Corp III (b)	1	—
Slam Corp. (b)	3	—
Spark I Acquisition Corp. (b)	10	1
Spring Valley Acquisition Corp. II (b)	2	—
Target Global Acquisition I Corp. (b)	6	—
Tevogen Bio Holdings Inc. (b)	4	—
Vaso Holding Corporation (b)	10	—
Volato Group, Inc. (b)	8	—
Zapp Electric Vehicles Group Limited (b)	7	—
Zeo Energy Corp. (b)	3	—
Total Warrants (cost $245)		67
PREFERRED STOCKS 0.0%
Energy 0.0%
Gulfport Energy Operating Corporation, 10.00% (b) (d) (g) (h) (k) (o)	—	4
McDermott International, Ltd. (b) (d)	—	59
Total Preferred Stocks (cost $5)		63
RIGHTS 0.0%
ABIOMED, Inc. (b) (d)	2	4
Aimei Health Technology Co., Ltd. (b)	15	4
Akouos, Inc. (b) (d)	14	7
AmpliTech Group, Inc. (b)	13	2
Bristol-Myers Squibb Company (b) (d)	25	21
Bukit Jalil Global Acquisition 1 Ltd (b)	6	1
DT Cloud Acquisition Corp. (b)	8	2
ESH Acquisition Corp. (b)	16	1
Golden Star Acquisition Corporation (b)	10	—
Inhibrx, Inc. (b) (d)	11	8
Iron Horse Acquisitions Corp. (b)	11	1
Mars Acquisition Corp. (b)	—	—
Pershing Square SPARC Holdings, Ltd. (b) (d)	7	2
Quetta Acquisition Corporation (b)	2	2
Spring Valley Acquisition Corp. II (b)	4	—
TMT Acquisition Corp (b)	11	3
Total Rights (cost $108)		58
SHORT TERM INVESTMENTS 19.7%
Investment Companies 13.9%
JNL Government Money Market Fund - Class I, 4.82% (s) (t)	106,192	106,192
U.S. Treasury Bill 3.7%
Treasury, United States Department of
4.89%, 02/20/25	14,100	13,858
4.27%, 04/17/25	14,800	14,475
		28,333
Securities Lending Collateral 2.1%
JNL Government Money Market Fund - Class SL, 4.92% (s) (t)	16,029	16,029
Total Short Term Investments (cost $150,510)		150,554
Total Investments 116.8% (cost $826,857)		892,541
Total Securities Sold Short (23.0)% (proceeds $141,001)		(175,710)
Total Purchased Options 0.0% (cost $11)		1
Other Derivative Instruments 0.4%		3,278
Other Assets and Liabilities, Net 5.8%		44,366
Total Net Assets 100.0%		764,476

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) All or a portion of the security is subject to a written call option.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) All or a portion of the security was on loan as of September 30, 2024.

(g) Convertible security.

(h) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2024, the value and the percentage of net assets of these securities was $45,183 and 5.9% of the Fund.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) As of September 30, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(n) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(o) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(p) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(q) This senior floating rate interest will settle after September 30, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(r) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(s) Investment in affiliate.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (23.0%)
COMMON STOCKS (15.9%)
Information Technology (5.2%)
Adeia Inc.	(108)	(1,283)
Alarm.Com Holdings, Inc.	—	(8)
ASML Holding N.V. - ADR	(4)	(3,126)
Bitdeer Technologies Group - Class A	(30)	(237)
Cloudflare, Inc. - Class A	(3)	(222)
Core Scientific, Inc.	(4)	(44)
Datadog, Inc. - Class A	(14)	(1,568)
Dropbox, Inc. - Class A	(3)	(85)
Enphase Energy, Inc.	(1)	(115)
Guidewire Software, Inc.	(13)	(2,291)
HubSpot, Inc.	(4)	(2,369)
JAMF Holding Corp.	(1)	(25)
KLA Corporation	(5)	(4,206)
Mara Holdings, Inc.	(11)	(183)
Maxeon Solar Technologies, Ltd.	(653)	(63)
Microchip Technology Incorporated	(1)	(63)
MicroStrategy Incorporated - Class A	(8)	(1,388)
Mitek Systems, Inc.	(2)	(14)
MKS Instruments, Inc.	(1)	(75)
MongoDB, Inc. - Class A	(8)	(2,175)
NetApp, Inc.	(62)	(7,622)
Osi Systems, Inc.	—	(24)
PAR Technology Corporation	(10)	(524)
Pegasystems Inc.	—	(26)
Q2 Holdings, Inc.	(13)	(1,039)
Rapid7, Inc.	(2)	(92)
Seagate Technology Holdings Public Limited Company	(64)	(7,010)
Shopify Inc. - Class A	(3)	(280)
SMART Global Holdings, Inc.	(62)	(1,296)
Snowflake Inc. - Class A	—	(44)
Super Micro Computer, Inc.	—	(83)
Veeco Instruments Inc.	(40)	(1,313)
Verint Systems Inc.	(2)	(42)
Viavi Solutions Inc.	(32)	(293)
Vishay Intertechnology, Inc.	(13)	(239)
Western Digital Corporation	(2)	(163)
Zscaler, Inc.	(1)	(210)
		(39,840)
Consumer Discretionary (4.5%)
AutoZone, Inc.	(1)	(3,040)
Best Buy Co., Inc.	(52)	(5,401)
Cheesecake Factory Incorporated, The	(3)	(119)
Cricut, Inc. - Class A	(195)	(1,350)
D.R. Horton, Inc.	(9)	(1,645)
Delivery Hero SE (a)	(1)	(48)
DK Crown Holdings Inc. - Class A	—	(20)
Expedia Group, Inc.	(1)	(163)
Flight Centre Travel Group Limited	(15)	(229)
Home Depot, Inc. , The	(14)	(5,513)
Hyundai Motor Company - GDR (a)	(4)	(250)
LCI Industries	(5)	(655)
Lennar Corporation - Class A	(8)	(1,486)
Marriott Vacations Worldwide Corporation	—	(10)
Meritage Homes Corporation	—	(27)
Norwegian Cruise Line Holdings Ltd.	(9)	(184)
PENN Entertainment, Inc.	(32)	(605)
Pool Corporation	(11)	(4,279)
RH	(17)	(5,513)
The ODP Corporation	(36)	(1,070)
Toll Brothers, Inc.	(14)	(2,203)
Topgolf Callaway Brands Corp.	(12)	(126)
Wayfair Inc. - Class A	(2)	(98)
Winnebago Industries, Inc.	—	(21)
		(34,055)
Industrials (1.8%)
ACCO Brands Corporation	(200)	(1,092)
American Airlines Group Inc.	(2)	(17)
Bloom Energy Corporation - Class A	(21)	(223)
Cathay Pacific Airways Limited	(1,491)	(1,597)
Chart Industries, Inc.	(14)	(1,742)
CSG Systems International, Inc.	(5)	(222)
Deluxe Corporation	(71)	(1,387)
Desktop Metal Operating, Inc. - Class A	(9)	(42)
Granite Construction Incorporated	(2)	(153)
Masco Corporation	(22)	(1,889)
Metlen Energy & Metals S.A. - Class R	(18)	(718)
Millerknoll, Inc.	(30)	(752)
Parsons Corporation	(19)	(1,935)
Plug Power Inc.	(10)	(24)
The Greenbrier Companies, Inc.	(23)	(1,148)
Werner Enterprises, Inc.	(22)	(834)
		(13,775)
Health Care (1.7%)
ANI Pharmaceuticals, Inc.	(8)	(507)
Apellis Pharmaceuticals, Inc.	(9)	(266)
Collegium Pharmaceutical, Inc.	(21)	(812)
CONMED Corporation	(2)	(140)
Cytokinetics, Incorporated	(12)	(650)
DexCom, Inc.	(1)	(39)
Dynavax Technologies Corporation	(186)	(2,073)
Evolent Health, Inc. - Class A	(21)	(596)
Guardant Health, Inc.	—	(8)
Haemonetics Corporation	—	(3)
Innoviva, Inc.	(38)	(725)
Inotiv, Inc.	(19)	(32)
Insulet Corporation	(4)	(1,046)
Irhythm Technologies, Inc.	(1)	(44)
Ironwood Pharmaceuticals, Inc. - Class A	(1)	(2)
Jazz Pharmaceuticals Public Limited Company	(6)	(707)
Lantheus Holdings, Inc.	(6)	(706)
MannKind Corporation	(250)	(1,572)
Merit Medical Systems, Inc.	(2)	(231)
Mesa Laboratories, Inc.	—	(9)
Mirum Pharmaceuticals, Inc.	(5)	(182)
Neogenomics, Inc.	(1)	(11)
OPKO Health, Inc.	(535)	(797)
Pharming Group N.V.	(202)	(169)
Repligen Corporation	(1)	(82)
Tandem Diabetes Care, Inc.	(40)	(1,714)
Travere Therapeutics, Inc.	(7)	(105)
		(13,228)
Financials (1.0%)
American Coastal Insurance Corporation	(55)	(620)
Baldwin Insurance Group, Inc. , The - Class A	(46)	(2,305)
Blackstone Mortgage Trust, Inc. - Class A	—	(7)
Coinbase Global, Inc. - Class A	—	(43)
Encore Capital Group, Inc.	(30)	(1,409)
EZCORP, Inc. - Class A	(55)	(614)
Repay Holdings Corporation - Class A	(1)	(10)
Shift4 Payments, LLC - Class A	(7)	(585)
SoFi Technologies, Inc.	(97)	(763)
UMB Financial Corporation	(2)	(189)
Upstart Holdings, Inc.	(10)	(415)
WisdomTree, Inc.	(63)	(629)
		(7,589)
Communication Services (0.7%)
Former Charter Communications Parent, Inc. - Class A	(1)	(265)
Live Nation Entertainment, Inc.	(13)	(1,443)
Match Group, Inc.	(5)	(178)
Sea Limited - Class A-ADR	(21)	(2,022)
Snap Inc. - Class A	(33)	(354)
Sphere Entertainment Co. - Class A	(7)	(300)
Spotify Technology S.A.	(1)	(230)
Thryv Holdings, Inc.	(45)	(778)
		(5,570)
Real Estate (0.3%)
Compass, Inc. - Class A	(127)	(776)
Pebblebrook Hotel Trust	(16)	(206)
Redfin Corporation	(4)	(49)
Retail Opportunity Investments Corp.	(64)	(1,014)
StorageVault Canada Inc.	(26)	(99)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Summit Hotel Properties, Inc.	(25)	(172)
		(2,316)
Energy (0.3%)
Chesapeake Energy Corporation	(1)	(43)
CONSOL Energy Inc.	—	(7)
Schlumberger Limited	(7)	(291)
Transocean Ltd. (a)	(432)	(1,834)
		(2,175)
Materials (0.2%)
Arcadium Lithium PLC	(98)	(279)
Century Aluminum Company	(7)	(108)
Danimer Scientific, Inc. - Class A	(53)	(24)
Fortuna Mining Corp.	(26)	(123)
SSR Mining Inc.	(2)	(11)
The Sherwin-Williams Company	(3)	(1,066)
		(1,611)
Consumer Staples (0.2%)
Central Garden & Pet Company - Class A	(20)	(634)
Costco Wholesale Corporation	—	(93)
The Chefs' Warehouse, Inc.	(14)	(580)
		(1,307)
Total Common Stocks (proceeds $94,391)		(121,466)
INVESTMENT COMPANIES (3.3%)
SPDR S&P 500 ETF Trust	(29)	(16,497)
VanEck Semiconductor ETF	(35)	(8,586)
Total Investment Companies (proceeds $17,597)		(25,083)
GOVERNMENT AND AGENCY OBLIGATIONS (0.5%)
U.S. Treasury Note (0.5%)
Treasury, United States Department of
3.75%, 08/31/26	(3,865)	(3,871)
Total Government And Agency Obligations (proceeds $3,868)		(3,871)
CORPORATE BONDS AND NOTES (0.3%)
Consumer Discretionary (0.2%)
Alibaba Group Holding Limited
0.50%, 06/01/31 (b) (c)	(1,238)	(1,531)
Ford Motor Company
0.00%, 03/15/26 (b) (d)	(248)	(243)
		(1,774)
Information Technology (0.1%)
MicroStrategy Incorporated
0.88%, 03/15/31 (b) (c)	(276)	(289)
Industrials (0.0%)
JetBlue Airways Corporation
0.50%, 04/01/26 (b)	(266)	(248)
Total Corporate Bonds And Notes (proceeds $2,168)		(2,311)
SHORT TERM INVESTMENTS (3.0%)
Treasury Securities (3.0%)
Treasury, United States Department of
5.13%, 10/08/24	(23,000)	(22,979)
Total Short Term Investments (proceeds $22,977)		(22,979)
Total Securities Sold Short (23.0%) (proceeds $141,001)		(175,710)

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Convertible security.

(c) The Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of September 30, 2024, the value and the percentage of net assets of these liquid securities was $1,820 and 0.2%, respectively.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

JNL Multi-Manager Alternative Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	192,655	665,210	751,673	5,277	—	—	106,192	13.9
JNL Government Money Market Fund, 4.92% - Class SL	5	146,548	130,524	24	—	—	16,029	2.1
	192,660	811,758	882,197	5,301	—	—	122,221	16.0

JNL Multi-Manager Alternative Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	06/17/19	3,578	6,681	0.9
AMS-Osram AG, 2.13%, 11/03/27	07/28/22	698	714	0.1
Bandhan Bank Limited	08/20/24	1,558	1,533	0.2
Canacol Energy Ltd., 5.75%, 11/24/28	10/31/23	298	214	—
Cathay Pacific Airways Limited, 2.75%, 02/05/26	01/04/22	2,603	2,783	0.4
Delivery Hero SE	02/14/24	276	144	—
Delivery Hero SE, 1.00%, 01/23/27	03/10/22	1,214	1,308	0.2
Delivery Hero SE, 1.50%, 01/15/28	02/05/24	80	95	—
Delivery Hero SE, 3.25%, 02/21/30	02/14/24	464	580	0.1
Flight Centre Travel Group Limited, 1.63%, 11/01/28	07/22/24	535	566	0.1
Hyundai Motor Company	02/26/24	(229)	(250)	—
Just Eat Takeaway.Com N.V.	10/28/21	374	84	—
Just Eat Takeaway.Com N.V., 1.25%, 04/30/26	03/10/21	949	837	0.1
Meridan Management Ltd	03/05/21	317	—	—
NEPI Rockcastle PLC	09/12/24	313	316	—
Pepco Group N.V.	08/22/24	274	309	—
Pharming Group N.V., 4.50%, 04/25/29	09/17/24	531	528	0.1
Transocean Ltd.	10/30/23	(2,622)	(1,834)	(0.3)
Unigel Luxembourg SA, 0.00%, 10/01/26	06/13/23	165	101	—
		11,376	14,709	1.9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL Multi-Manager Alternative Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Lealand Finance Company B.V. - Term Loan	197	(1)

JNL Multi-Manager Alternative Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	50	January 2025	10,392	(19)	20
United States 5 Year Note	40	January 2025	4,387	(15)	8
United States Long Bond	70	December 2024	8,689	(49)	4
				(83)	32
Short Contracts
United States 10 Year Ultra Bond	(10)	December 2024	(1,181)	5	(2)
United States Ultra Bond	(35)	December 2024	(4,661)	28	3
				33	1

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Apellis Pharmaceuticals, Inc.	Call	40.00	10/18/24	25	100	—
Coherus Biosciences, Inc.	Call	3.00	11/15/24	97	29	—
DigitalOcean Holdings, Inc.	Call	50.00	10/18/24	25	125	—
Evolent Health, Inc.	Call	35.00	10/18/24	25	88	1
Ironwood Pharmaceuticals, Inc.	Call	5.00	10/18/24	25	13	—
Sirius XM Holdings Inc.	Call	27.00	10/11/24	17	46	—
Topgolf Callaway Brands Corp.	Call	12.50	10/18/24	25	31	—
						1

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Endeavor Group Holdings, Inc.	Call	27.00	11/15/24	308	832	(47)
Envestnet, Inc.	Call	65.00	11/15/24	10	65	—
Kellanova	Call	82.50	10/18/24	121	998	—
Kellanova	Call	82.50	11/15/24	76	627	(2)
Vista Outdoor Inc.	Call	40.00	11/15/24	192	768	(30)
Willscot Holdings Corporation	Put	42.50	10/18/24	13	55	(7)
Willscot Holdings Corporation	Put	40.00	10/18/24	8	32	(2)
						(88)

JNL Multi-Manager Alternative Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	GSC	10/29/24	AUD	5,328	3,685	188
GBP/USD	JPM	12/19/24	GBP	52	69	—
USD/AUD	GSC	10/29/24	AUD	(5,293)	(3,662)	(190)
USD/AUD	GSC	10/29/24	AUD	(35)	(24)	—
USD/CAD	SSB	12/23/24	CAD	(277)	(205)	—
USD/EUR	GSC	12/18/24	EUR	(1,821)	(2,030)	(49)
USD/EUR	GSC	12/18/24	EUR	(546)	(610)	—
USD/EUR	SSB	12/23/24	EUR	(1,565)	(1,748)	1
USD/GBP	GSC	12/19/24	GBP	(1,314)	(1,756)	(21)
USD/GBP	GSC	12/19/24	GBP	(355)	(475)	—
USD/GBP	JPM	12/19/24	GBP	(194)	(260)	—
USD/GBP	GSC	12/20/24	GBP	(576)	(770)	(9)
USD/GBP	GSC	12/20/24	GBP	(70)	(93)	—
USD/GBP	GSC	12/31/24	GBP	(261)	(349)	(6)
USD/GBP	GSC	12/31/24	GBP	(32)	(44)	—
USD/HKD	SSB	12/23/24	HKD	(10,062)	(1,296)	(1)
USD/JPY	GSC	10/17/24	JPY	(386,265)	(2,693)	(212)
USD/SEK	GSC	12/17/24	SEK	(14,093)	(1,394)	(74)
					(13,655)	(373)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Value/ Unrealized Appreciation (Depreciation) ($)
AAC Technologies Holdings Inc. (MT)	MSC	1M HIBOR +0.55% (MT)	TBD	91,000	HKD	2,636	28
Accton Technology Corporation (MT)	GSC	Federal Funds Effective Rate -1.75% (MT)	TBD	(34,000)		(496)	(70)
Acer Inc. (MT)	JPM	OBFR -0.60% (MT)	TBD	(242,000)		(248)	(61)
Adient Public Limited Company (MT)	GSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(12,659)		(261)	(23)
Adient Public Limited Company (MT)	MSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(12,713)		(275)	(11)
Advantech Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -1.50% (MT)	TBD	(38,000)		(380)	(2)
Advantech Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -1.63% (MT)	TBD	(13,000)		(139)	9
Aerospace Industrial Development Corporation (MT)	JPM	OBFR -7.50% (MT)	TBD	(46,000)		(72)	1
Aerospace Industrial Development Corporation (MT)	GSC	Federal Funds Effective Rate -5.75% (MT)	TBD	(173,000)		(262)	(2)
Airports of Thailand Public Company Limited (MT)	GSC	Federal Funds Effective Rate -0.50% (MT)	TBD	(348,500)		(570)	(119)
Airtac International Group (MT)	JPM	OBFR -2.75% (MT)	TBD	(14,000)		(325)	(82)
Al Hammadi Company For Development And Investment (MT)	JPM	OBFR -6.50% (MT)	TBD	(16,765)		(202)	10
Alibaba Group Holding Limited (MT)	GSC	1M HIBOR +0.50% (MT)	TBD	258,400	HKD	19,969	896
Alpek S.A.B. de C.V. (MT)	MSC	Federal Funds Effective Rate +0.55% (MT)	TBD	544,300		433	(68)
Amata Corporation Public Company Limited (MT)	MSC	Federal Funds Effective Rate -19.00% (MT)	TBD	(276,300)		(165)	(52)
America Movil, S.A.B. De C.V. (MT)	GSC	Federal Funds Effective Rate +0.76% (MT)	TBD	2,976,500		2,466	(31)
Amorepacific Corporation (MT)	GSC	Federal Funds Effective Rate -0.50% (MT)	TBD	(6,159)		(578)	(85)
Antofagasta PLC (MT)	GSC	SONIA -0.40% (MT)	TBD	(9,681)	GBP	(178)	(22)
Arcos Dorados S.A. (MT)	MSC	Federal Funds Effective Rate -0.53% (MT)	TBD	(7,806)		(69)	1
Arcos Dorados S.A. (MT)	GSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(55,185)		(536)	55
ASMedia Technology Inc. (MT)	GSC	Federal Funds Effective Rate -9.50% (MT)	TBD	(3,000)		(158)	3
ASMedia Technology Inc. (MT)	JPM	OBFR -9.75% (MT)	TBD	(8,000)		(355)	(57)
ASMedia Technology Inc. (MT)	MSC	Federal Funds Effective Rate -12.75% (MT)	TBD	(9,000)		(455)	(10)
Atacadao S.A. (MT)	JPM	OBFR +0.60% (MT)	TBD	506,500		1,002	(157)
Axis Bank Limited (MT)	MSC	Federal Funds Effective Rate -0.50% (MT)	TBD	(8,414)		(573)	(23)
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver (MT)	MSC	Federal Funds Effective Rate +0.55% (MT)	TBD	270,900		921	(37)
Bid Corporation (Pty) Ltd (MT)	MSC	South African Johannesburg Interbank Agreed Rate -1.05% (MT)	TBD	(14,187)	ZAR	(6,302)	2
Bora Pharmaceuticals Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -7.25% (MT)	TBD	(16,000)		(412)	30
BRF S.A. (MT)	MSC	Federal Funds Effective Rate +0.45% (MT)	TBD	175,500		576	173
Budimex Spolka Akcyjna (MT)	MSC	Federal Funds Effective Rate -0.80% (MT)	TBD	(3,301)		(503)	(7)
Budweiser Brewing Company APAC Limited (MT)	GSC	1M HIBOR -9.25% (MT)	TBD	(550,700)	HKD	(6,747)	145
Camtek Ltd. (MT)	MSC	Federal Funds Effective Rate -1.08% (MT)	TBD	(3,469)		(292)	15
CEMEX S.A.B. de C.V. (MT)	GSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(57,510)		(346)	(4)
Central Retail Corporation Public Company Limited (MT)	HSB	Federal Funds Effective Rate -3.00% (MT)	TBD	(263,600)		(257)	7
Chenbro Micom Co., Ltd. (MT)	JPM	OBFR -12.00% (MT)	TBD	(33,000)		(265)	(16)
Chervon Holdings Limited (MT)	GSC	1M HIBOR +0.50% (MT)	TBD	152,400	HKD	3,291	5
China Coal Energy Company Limited (MT)	HSB	1M HIBOR -0.35% (MT)	TBD	(43,000)	HKD	(349)	(12)
China Coal Energy Company Limited (MT)	GSC	1M HIBOR -0.50% (MT)	TBD	(175,000)	HKD	(999)	(90)
China Feihe Limited (MT)	GSC	1M HIBOR +0.50% (MT)	TBD	320,000	HKD	1,324	70
China Motor Corporation (MT)	MSC	Federal Funds Effective Rate -3.50% (MT)	TBD	(101,000)		(255)	20
China Motor Corporation (MT)	GSC	Federal Funds Effective Rate -2.75% (MT)	TBD	(63,000)		(137)	(10)
China Shenhua Energy Company Limited (MT)	HSB	1M HIBOR -0.35% (MT)	TBD	(12,000)	HKD	(402)	(5)
China Shenhua Energy Company Limited (MT)	GSC	1M HIBOR -0.50% (MT)	TBD	(46,000)	HKD	(1,075)	(62)
Chunbo Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -5.13% (MT)	TBD	(3,219)		(572)	443
Chunbo Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -2.50% (MT)	TBD	(1,173)		(210)	158
Coca-Cola FEMSA, S.A.B. de C.V. (MT)	GSC	Federal Funds Effective Rate +0.51% (MT)	TBD	4,852		413	14
Compagnie Financiere Richemont SA (MT)	MSC	Swiss Average Rate Overnight -0.45% (MT)	TBD	(2,373)	CHF	(299)	(22)
Compal Electronics, Inc. (MT)	JPM	OBFR -0.60% (MT)	TBD	(453,000)		(427)	(41)
Controladora Vuela Compania de Aviacion, S.A.B. de C.V. (MT)	JPM	OBFR +0.63% (MT)	TBD	427,300		307	(44)
Corporacion Inmobiliaria Vesta, S.A.B. DE C.V. (MT)	JPM	OBFR -0.75% (MT)	TBD	(93,400)		(268)	18
Cosco Shipping Energy Transportation Co., Ltd. (MT)	MSC	1M HIBOR -0.75% (MT)	TBD	(216,000)	HKD	(1,599)	(56)
Cosco Shipping Energy Transportation Co., Ltd. (MT)	HSB	1M HIBOR -0.35% (MT)	TBD	(478,000)	HKD	(3,855)	(74)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Value/ Unrealized Appreciation (Depreciation) ($)
Coway Co., Ltd. (MT)	MSC	Federal Funds Effective Rate +0.85% (MT)	TBD	13,847		684	27
Cowell E Holdings Inc. (MT)	MSC	1M HIBOR -3.75% (MT)	TBD	(58,000)	HKD	(1,337)	4
Cowell E Holdings Inc. (MT)	GSC	1M HIBOR -5.25% (MT)	TBD	(117,000)	HKD	(1,958)	(88)
CSPC Innovation Pharmaceutical Co., Ltd. (MT)	BOA	Federal Funds Effective Rate -25.00% (MT)	TBD	(18,400)		(59)	(20)
DBS Group Holdings Ltd (MT)	GSC	Singapore Swap Offer Rate +0.50% (MT)	TBD	11,824	SGD	415	37
Dino Polska Spolka Akcyjna (MT)	GSC	Federal Funds Effective Rate -0.75% (MT)	TBD	(8,739)		(770)	(17)
Ecopro BM Co., Ltd. (MT)	JPM	OBFR +0.50% (MT)	TBD	1,218		162	10
Ecopro BM Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -3.00% (MT)	TBD	(2,544)		(460)	100
Ecopro Co., Ltd (MT)	GSC	Federal Funds Effective Rate -10.00% (MT)	TBD	(1,897)		(169)	32
ELAN Microelectronics Corporation (MT)	GSC	Federal Funds Effective Rate -1.50% (MT)	TBD	(235,000)		(1,054)	(32)
Elite Material Co., Ltd. (MT)	JPM	OBFR -0.60% (MT)	TBD	(8,000)		(101)	(16)
Elite Material Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -5.00% (MT)	TBD	(6,000)		(102)	14
Embraer S.A. (MT)	MSC	Federal Funds Effective Rate +0.45% (MT)	TBD	115,600		1,007	13
Ennoconn Corporation (MT)	GSC	Federal Funds Effective Rate -4.75% (MT)	TBD	(29,000)		(266)	—
Estun Automation Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -14.85% (MT)	TBD	(56,500)		(98)	(27)
Estun Automation Co., Ltd. (MT)	HSB	Federal Funds Effective Rate -13.75% (MT)	TBD	(25,000)		(41)	(14)
Estun Automation Co., Ltd. (MT)	BOA	Federal Funds Effective Rate -25.00% (MT)	TBD	(29,000)		(49)	(15)
Estun Automation Co., Ltd. (MT)	JPM	OBFR -29.25% (MT)	TBD	(25,500)		(44)	(13)
Faraday Technology Corporation (MT)	JPM	OBFR -8.00% (MT)	TBD	(15,000)		(132)	5
Faraday Technology Corporation (MT)	MSC	Federal Funds Effective Rate -10.25% (MT)	TBD	(27,025)		(240)	9
Fortune Electric Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -14.50% (MT)	TBD	(6,000)		(124)	3
Fortune Electric Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -15.25% (MT)	TBD	(16,000)		(268)	(55)
Fortune Electric Co., Ltd. (MT)	JPM	OBFR -11.00% (MT)	TBD	(8,000)		(148)	(14)
Fositek Corp. (MT)	MSC	Federal Funds Effective Rate -18.00% (MT)	TBD	(26,000)		(620)	(108)
Gamuda Berhad (MT)	HSB	Federal Funds Effective Rate -3.00% (MT)	TBD	(130,345)		(144)	(108)
GCC, S.A.B. de C.V (MT)	MSC	Federal Funds Effective Rate -0.55% (MT)	TBD	(43,670)		(429)	109
GDS Holdings Ltd. (MT)	MSC	Federal Funds Effective Rate +0.55% (MT)	TBD	34,797		590	117
Geely Automobile Holdings Limited (MT)	GSC	1M HIBOR +0.50% (MT)	TBD	390,000	HKD	3,335	169
Genomma Lab Internacional, S.A.B. de C.V. (MT)	JPM	OBFR +0.60% (MT)	TBD	176,600		168	33
Global Unichip Corp. (MT)	GSC	Federal Funds Effective Rate -8.20% (MT)	TBD	(6,000)		(251)	39
Goldwind Science&Technology Co.,Ltd. (MT)	MSC	1M HIBOR +0.55% (MT)	TBD	860,800	HKD	4,157	114
Great Tree Pharmacy Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -4.00% (MT)	TBD	(69,926)		(473)	60
Great Tree Pharmacy Co., Ltd. (MT)	JPM	OBFR -0.60% (MT)	TBD	(40,945)		(375)	133
Grupo Aeroportuario del Sureste, S.A.B. de C.V. (MT)	GSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(1,709)		(467)	(14)
Grupo Bimbo S.A.B. de C.V. (MT)	MSC	Federal Funds Effective Rate +0.55% (MT)	TBD	81,900		295	(16)
Hansol Chemical Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -0.50% (MT)	TBD	(1,718)		(261)	97
Hansol Chemical Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -0.55% (MT)	TBD	(2,856)		(443)	174
Hanwha Solutions Corporation (MT)	MSC	Federal Funds Effective Rate -0.55% (MT)	TBD	(6,495)		(152)	30
Hanwha Solutions Corporation (MT)	GSC	Federal Funds Effective Rate -0.50% (MT)	TBD	(12,130)		(284)	52
Headhunter Group PLC‡ (MT)	MSC	Federal Funds Effective Rate +0.55% (MT)	TBD	13,705		206	(227)
Helios Towers PLC (MT)	GSC	SONIA -0.40% (MT)	TBD	(141,363)	GBP	(157)	(8)
Hitejinro Co.,Ltd. (MT)	MSC	Federal Funds Effective Rate +0.85% (MT)	TBD	21,777		335	2
Home Product Center Public Company Limited (MT)	MSC	Federal Funds Effective Rate -1.55% (MT)	TBD	(2,040,800)		(493)	(163)
Huizhou Desay SV Automotive Co., Ltd. (MT)	BOA	Federal Funds Effective Rate -25.00% (MT)	TBD	(2,300)		(28)	(11)
Huizhou Desay SV Automotive Co., Ltd. (MT)	JPM	OBFR -17.25% (MT)	TBD	(14,100)		(174)	(68)
Hypera S.A. (MT)	JPM	OBFR +0.60% (MT)	TBD	146,400		742	(35)
Hyundai Glovis Co., Ltd. (MT)	GSC	Federal Funds Effective Rate +0.76% (MT)	TBD	4,031		350	23
Hyundai Motor Company (MT)	MSC	Federal Funds Effective Rate -0.55% (MT)	TBD	(1,599)		(199)	(101)
ICL Group Ltd (MT)	GSC	Tel Aviv Inter-Bank Offered Rate +0.70% (MT)	TBD	64,726	ILS	1,004	5
ITAU Unibanco Holding SA (MT)	GSC	Federal Funds Effective Rate +0.51% (MT)	TBD	78,167		510	12
JBS S.A (MT)	MSC	Federal Funds Effective Rate +0.45% (MT)	TBD	63,700		349	40
JD.com, Inc. (MT)	GSC	Federal Funds Effective Rate +0.51% (MT)	TBD	25,128		675	327
Jiangsu Pacific Quartz Co., Ltd. (MT)	BOA	Federal Funds Effective Rate -25.00% (MT)	TBD	(36,150)		(308)	119
Jiumaojiu International Holdings Limited (MT)	JPM	1M HIBOR -7.00% (MT)	TBD	(280,000)	HKD	(2,509)	153
Jiumaojiu International Holdings Limited (MT)	MSC	1M HIBOR -1.50% (MT)	TBD	(596,000)	HKD	(1,624)	(164)
Jumbo S.A. (MT)	MSC	Euro Short Term Rate -5.05% (MT)	TBD	(20,036)	EUR	(458)	(68)
Kakao Games Corp. (MT)	GSC	Federal Funds Effective Rate -7.25% (MT)	TBD	(23,887)		(437)	101
KIA Corporation (MT)	MSC	Federal Funds Effective Rate -0.05% (MT)	TBD	(2,724)		(134)	(62)
King Slide Works Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -13.50% (MT)	TBD	(10,000)		(333)	(26)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Value/ Unrealized Appreciation (Depreciation) ($)
Korea Investment Holdings Co., Ltd. (MT)	GSC	Federal Funds Effective Rate +0.76% (MT)	TBD	3,957		204	20
Korean Air Lines Co., Ltd. (MT)	MSC	Federal Funds Effective Rate +0.85% (MT)	TBD	34,551		527	65
Krafton, Inc. (MT)	GSC	Federal Funds Effective Rate +0.76% (MT)	TBD	3,798		893	101
KT Corporation (MT)	MSC	Federal Funds Effective Rate +0.85% (MT)	TBD	18,989		514	65
KT Corporation (MT)	MSC	Federal Funds Effective Rate +0.55% (MT)	TBD	34,241		530	(4)
Kumyang Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -18.50% (MT)	TBD	(2,684)		(188)	55
Land and Houses Public Company Limited (MT)	MSC	Federal Funds Effective Rate 27.88% (MT)	TBD	(1,059,700)		(168)	(46)
Largan Precision Co.,Ltd. (MT)	GSC	Federal Funds Effective Rate +0.76% (MT)	TBD	3,000		258	(19)
Lasertec Co., Ltd. (MT)	GSC	Tokyo Overnight Average Rate -0.45% (MT)	TBD	(1,900)	JPY	(46,804)	10
Lattice Semiconductor Corporation (MT)	MSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(13,427)		(641)	(68)
Leejam Sports Company (MT)	MSC	Federal Funds Effective Rate -6.25% (MT)	TBD	(9,089)		(468)	(37)
Legend Biotech Corp (MT)	MSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(2,338)		(105)	(7)
LG Chem, Ltd. (MT)	GSC	Federal Funds Effective Rate -0.50% (MT)	TBD	(1,864)		(623)	59
LG Chem, Ltd. (MT)	GSC	Federal Funds Effective Rate +0.76% (MT)	TBD	1,361		329	99
LG Electronics Inc. (MT)	GSC	Federal Funds Effective Rate +0.76% (MT)	TBD	2,874		218	10
LG H&H Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -0.50% (MT)	TBD	(1,127)		(532)	243
Localiza Rent A Car SA (MT)	JPM	OBFR -0.60% (MT)	TBD	(63,019)		(751)	288
Lojas Renner S/A. (MT)	MSC	Federal Funds Effective Rate +0.45% (MT)	TBD	243,600		789	13
Lotes Co.,Ltd (MT)	JPM	OBFR -4.00% (MT)	TBD	(10,000)		(436)	(5)
Lotus Pharmaceutical Co., Ltd. (MT)	JPM	OBFR -0.60% (MT)	TBD	(32,000)		(241)	(26)
Lotus Pharmaceutical Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -7.50% (MT)	TBD	(26,000)		(225)	8
Lumi Rental Co. (LRC) (MT)	MSC	Federal Funds Effective Rate -3.63% (MT)	TBD	(20,042)		(520)	79
Marfrig Global Foods S.A. (MT)	MSC	Federal Funds Effective Rate +0.45% (MT)	TBD	88,000		200	18
MediaTek Inc. (MT)	JPM	OBFR -0.60% (MT)	TBD	(21,000)		(726)	(54)
Melco Resorts & Entertainment Limited (MT)	GSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(18,238)		(102)	(40)
Melco Resorts & Entertainment Limited (MT)	MSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(72,048)		(423)	(132)
MGI Tech Co., Ltd. (MT)	BOA	Federal Funds Effective Rate -25.00% (MT)	TBD	(30,484)		(230)	(11)
MGI Tech Co., Ltd. (MT)	JPM	OBFR -18.95% (MT)	TBD	(5,900)		(43)	(3)
Middle East Healthcare Co. (MT)	MSC	Federal Funds Effective Rate -6.25% (MT)	TBD	(10,832)		(257)	47
Millicom International Cellular SA (MT)	MSC	STIBOR 1M +0.35% (MT)	TBD	14,777	SEK	3,868	16
Millicom International Cellular SA (MT)	GSC	STIBOR 1M +0.40% (MT)	TBD	6,425	SEK	1,711	5
Minerva S.A. (MT)	GSC	Federal Funds Effective Rate +0.86% (MT)	TBD	166,200		208	(15)
Minerva S.A. (MT)	MSC	Federal Funds Effective Rate +0.45% (MT)	TBD	109,100		128	(3)
Mobileye Global Inc. (MT)	GSC	Federal Funds Effective Rate -0.85% (MT)	TBD	(17,902)		(270)	26
Mosaic Company, The (MT)	GSC	Federal Funds Effective Rate +0.51% (MT)	TBD	7,281		242	(58)
Nan Ya Technology Corporation (MT)	MSC	Federal Funds Effective Rate -7.75% (MT)	TBD	(472,000)		(728)	25
NetEase, Inc. (MT)	GSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(4,406)		(342)	(69)
New Oriental Education & Technology Group Inc. (MT)	MSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(2,110)		(146)	(15)
New Oriental Education & Technology Group Inc. (MT)	GSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(4,710)		(332)	(26)
NH Investment & Securities Co., Ltd. (MT)	GSC	Federal Funds Effective Rate +0.76% (MT)	TBD	20,236		205	3
Nien Made Enterprise Co., Ltd. (MT)	GSC	Federal Funds Effective Rate +0.76% (MT)	TBD	22,000		357	(3)
Ninebot Limited (MT)	GSC	Federal Funds Effective Rate +1.10% (MT)	TBD	80,938		520	33
Nongfu Spring Co., Ltd. (MT)	GSC	1M HIBOR -0.50% (MT)	TBD	(69,800)	HKD	(1,980)	(46)
Nova Ltd. (MT)	GSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(1,679)		(288)	(58)
Novatek Microelectronics Corporation (MT)	GSC	Federal Funds Effective Rate -2.25% (MT)	TBD	(38,000)		(605)	(11)
Novatek Microelectronics Corporation (MT)	MSC	Federal Funds Effective Rate -5.13% (MT)	TBD	(9,000)		(143)	(5)
Nuvoton Technology Corporation (MT)	MSC	Federal Funds Effective Rate -10.25% (MT)	TBD	(108,000)		(344)	51
Nuvoton Technology Corporation (MT)	GSC	Federal Funds Effective Rate -5.75% (MT)	TBD	(66,000)		(269)	86
Nuvoton Technology Corporation (MT)	JPM	OBFR -7.25% (MT)	TBD	(140,000)		(355)	(27)
Oversea-Chinese Banking Corporation Limited (MT)	MSC	Singapore Swap Offer Rate +0.55% (MT)	TBD	47,500	SGD	724	(7)
Ozon Holdings PLC‡ (MT)	GSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(48,131)		(558)	261
Pegavision Corporation (MT)	JPM	OBFR -8.75% (MT)	TBD	(29,000)		(348)	(67)
Pegavision Corporation (MT)	MSC	Federal Funds Effective Rate -8.63% (MT)	TBD	(11,000)		(138)	(19)
Perfect World Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -13.35% (MT)	TBD	(240,200)		(262)	(69)
Pharmaron Beijing Co., Ltd. (MT)	MSC	1M HIBOR +0.55% (MT)	TBD	169,200	HKD	1,685	106
Phison Electronics Corporation (MT)	GSC	Federal Funds Effective Rate -1.50% (MT)	TBD	(37,000)		(546)	(31)
Pingdingshan Tianan Coal Mining Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -17.25% (MT)	TBD	(71,700)		(97)	(26)
Pingdingshan Tianan Coal Mining Co., Ltd. (MT)	MSC	Federal Funds Effective Rate 6.43% (MT)	TBD	(32,521)		(36)	(15)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Value/ Unrealized Appreciation (Depreciation) ($)
Pingdingshan Tianan Coal Mining Co., Ltd. (MT)	JPM	OBFR -7.50% (MT)	TBD	(4,200)		(8)	1
POSCO Future M Co., Ltd. (MT)	BOA	Federal Funds Effective Rate -10.00% (MT)	TBD	(1,420)		(284)	(3)
POSCO Future M Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -1.25% (MT)	TBD	(833)		(205)	52
PT Unilever Indonesia, Tbk. (MT)	BOA	Federal Funds Effective Rate -2.00% (MT)	TBD	(2,961,800)		(534)	86
PT Unilever Indonesia, Tbk. (MT)	JPM	OBFR -2.25% (MT)	TBD	(1,054,700)		(181)	25
PT. Akr Corporindo (MT)	JPM	OBFR -2.00% (MT)	TBD	(1,764,900)		(198)	10
PT. Akr Corporindo (MT)	MSC	Federal Funds Effective Rate -4.05% (MT)	TBD	(118,500)		(11)	(1)
PT. Akr Corporindo (MT)	MLP	Federal Funds Effective Rate -3.00% (MT)	TBD	(174,000)		(19)	1
PT. Mitra Adiperkasa Tbk (MT)	MSC	Federal Funds Effective Rate -4.05% (MT)	TBD	(561,400)		(53)	(12)
PT. Mitra Adiperkasa Tbk (MT)	JPM	OBFR -8.25% (MT)	TBD	(3,385,000)		(315)	(83)
PT. Sumber Alfaria Trijaya (MT)	JPM	OBFR -0.50% (MT)	TBD	(2,292,700)		(403)	(63)
PT. Sumber Alfaria Trijaya (MT)	HSB	Federal Funds Effective Rate -3.50% (MT)	TBD	(1,005,500)		(180)	(30)
Public Joint Stock Company Children's World‡ (MT)	GSC	Federal Funds Effective Rate +0.96% (MT)	TBD	560,770		284	(284)
Public Joint Stock Company Sberbank of Russia‡ (MT)	GSC	Federal Funds Effective Rate +0.96% (MT)	TBD	41,476		0	—
Raia Drogasil S.A. (MT)	GSC	Federal Funds Effective Rate -1.93% (MT)	TBD	(101,100)		(535)	46
Rede D'or Sao Luiz S.A. (MT)	JPM	OBFR +0.60% (MT)	TBD	153,062		771	94
Reliance Industries Limited (MT)	GSC	Federal Funds Effective Rate -0.40% (MT)	TBD	(8,040)		(563)	6
Remegen, Ltd. (MT)	GSC	1M HIBOR -0.50% (MT)	TBD	(157,000)	HKD	(2,928)	22
ROHM Co., Ltd. (MT)	GSC	Tokyo Overnight Average Rate -0.45% (MT)	TBD	(23,400)	JPY	(47,002)	59
Ronglian Group Ltd. (MT)	GSC	Federal Funds Effective Rate -0.75% (MT)	TBD	(13,841)		(329)	(19)
Samsonite International S.A. (MT)	MSC	1M HIBOR -0.55% (MT)	TBD	(220,200)	HKD	(4,242)	(48)
Samsonite International S.A. (MT)	GSC	1M HIBOR -0.50% (MT)	TBD	(101,100)	HKD	(2,164)	6
Samsung Electro-Mechanics Co., Ltd. (MT)	MSC	Federal Funds Effective Rate +0.85% (MT)	TBD	2,055		248	(42)
Samsung Electronics Co., Ltd. (MT)	GSC	Federal Funds Effective Rate +0.96% (MT)	TBD	163		231	(45)
Samsung Securities Co., Ltd. (MT)	MSC	Federal Funds Effective Rate +0.85% (MT)	TBD	10,880		352	8
Santander Bank Polska Spolka Akcyjna (MT)	GSC	Federal Funds Effective Rate -0.75% (MT)	TBD	(2,877)		(340)	1
SerComm Corporation (MT)	BOA	Federal Funds Effective Rate -4.30% (MT)	TBD	(81,000)		(277)	(10)
SerComm Corporation (MT)	JPM	OBFR -4.25% (MT)	TBD	(83,000)		(258)	(36)
SerComm Corporation (MT)	GSC	Federal Funds Effective Rate -8.00% (MT)	TBD	(82,000)		(277)	(14)
Shanxi Coking Coal Energy Group Co.,Ltd. (MT)	GSC	Federal Funds Effective Rate -14.00% (MT)	TBD	(276,200)		(363)	(30)
Shanxi Coking Coal Energy Group Co.,Ltd. (MT)	HSB	Federal Funds Effective Rate -7.50% (MT)	TBD	(14,300)		(21)	—
Shanxi Coking Coal Energy Group Co.,Ltd. (MT)	MSC	Federal Funds Effective Rate -12.65% (MT)	TBD	(31,900)		(43)	(5)
Shenzhen Inovance Technology Co., Ltd. (MT)	JPM	OBFR +0.28% (MT)	TBD	(98,800)		(855)	(16)
Shenzhen Inovance Technology Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -4.75% (MT)	TBD	(3,672)		(20)	(12)
Silergy Corp. (MT)	GSC	Federal Funds Effective Rate +0.76% (MT)	TBD	28,000		382	29
Sino Biopharmaceutical Limited (MT)	MSC	1M HIBOR +0.55% (MT)	TBD	980,000	HKD	2,740	112
SK Telecom Co., Ltd. (MT)	GSC	Federal Funds Effective Rate +0.76% (MT)	TBD	34,386		1,380	77
SLC Agricola S.A. (MT)	GSC	Federal Funds Effective Rate -0.75% (MT)	TBD	(82,400)		(325)	59
SonoScape Medical Corp. (MT)	BOA	Federal Funds Effective Rate -13.60% (MT)	TBD	(14,800)		(74)	(6)
SonoScape Medical Corp. (MT)	MSC	Federal Funds Effective Rate -30.00% (MT)	TBD	(117,600)		(521)	(123)
SonoScape Medical Corp. (MT)	JPM	OBFR -20.35% (MT)	TBD	(4,500)		(23)	(2)
Starpower Semiconductor Ltd. (MT)	BOA	Federal Funds Effective Rate -25.00% (MT)	TBD	(14,400)		(182)	(9)
Starpower Semiconductor Ltd. (MT)	GSC	Federal Funds Effective Rate -18.75% (MT)	TBD	(5,400)		(68)	(3)
STO.Experss.Ltd. (MT)	HSB	OBFR +0.85% (MT)	TBD	316,510		359	154
Sunny Optical Technology (Group) Company Limited (MT)	GSC	1M HIBOR +0.50% (MT)	TBD	35,300	HKD	1,637	43
Sunshine City Group Co., Ltd. (MT)	BOA	Federal Funds Effective Rate -25.00% (MT)	TBD	(414,300)		(407)	(145)
Taiwan Semiconductor Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -9.00% (MT)	TBD	(78,000)		(173)	12
Techtronic Industries Company Limited (MT)	GSC	1M HIBOR +0.50% (MT)	TBD	87,000	HKD	7,363	340
Tencent Holdings Limited (MT)	GSC	1M HIBOR +0.50% (MT)	TBD	48,300	HKD	18,612	277
Teva Pharmaceutical Industries Ltd (MT)	MSC	Federal Funds Effective Rate +0.55% (MT)	TBD	19,374		329	17
Tingyi (Cayman Islands) Holding Corp. (MT)	MSC	1M HIBOR +0.55% (MT)	TBD	256,000	HKD	2,683	22
Tokyo Electron Limited (MT)	GSC	Tokyo Overnight Average Rate -0.45% (MT)	TBD	(400)	JPY	(6,262)	(28)
Tokyo Electron Limited (MT)	HSB	Tokyo Overnight Average Rate -0.40% (MT)	TBD	(100)	JPY	(3,697)	8
Tong Yang Industry Co., Ltd. (MT)	JPM	OBFR -3.25% (MT)	TBD	(177,000)		(488)	(108)
Tsingtao Brewery Co., Ltd. (MT)	GSC	1M HIBOR -16.25% (MT)	TBD	(42,000)	HKD	(2,159)	(44)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Value/ Unrealized Appreciation (Depreciation) ($)
Unigroup Guoxin Microelectronics Co., Ltd. (MT)	JPM	OBFR -0.30% (MT)	TBD	(35,000)		(373)	52
United International Transportation Co. Ltd. (MT)	GSC	Federal Funds Effective Rate -0.75% (MT)	TBD	(10,335)		(226)	(9)
United International Transportation Co. Ltd. (MT)	MSC	Federal Funds Effective Rate -1.50% (MT)	TBD	(10,146)		(197)	(37)
United Microelectronics Corporation (MT)	GSC	Federal Funds Effective Rate +0.76% (MT)	TBD	523,000		898	(17)
Vibra Energia S/A (MT)	MSC	Federal Funds Effective Rate +0.45% (MT)	TBD	41,400		186	(8)
VK Company Limited‡ (MT)	MSC	Federal Funds Effective Rate -6.50% (MT)	TBD	(137,620)		(249)	91
Wafer Works Corporation (MT)	JPM	OBFR -4.00% (MT)	TBD	(3,273)		(0)	(1)
Wafer Works Corporation (MT)	JPM	OBFR -0.60% (MT)	TBD	(74,000)		(97)	24
Wal - Mart de Mexico, S.A.B. de C.V. (MT)	MSC	Federal Funds Effective Rate -0.55% (MT)	TBD	(93,100)		(383)	114
Walsin Technology Corporation (MT)	MSC	Federal Funds Effective Rate +0.85% (MT)	TBD	50,000		174	(6)
WH Group Limited (MT)	GSC	1M HIBOR +0.50% (MT)	TBD	1,463,500	HKD	7,847	145
WHA Corporation Public Company Limited (MT)	MSC	Federal Funds Effective Rate -20.75% (MT)	TBD	(1,794,500)		(268)	(40)
Wistron NeWeb Corporation (MT)	MSC	Federal Funds Effective Rate -5.38% (MT)	TBD	(192,000)		(826)	119
Wizz Air Holdings PLC (MT)	GSC	SONIA -0.40% (MT)	TBD	(28,447)	GBP	(381)	(36)
Woolworths Holdings Limited (MT)	GSC	South African Johannesburg Interbank Agreed Rate -0.80% (MT)	TBD	(100,333)	ZAR	(6,081)	(47)
WuXi AppTec Co., Ltd. (MT)	GSC	1M HIBOR +0.50% (MT)	TBD	71,200	HKD	2,713	146
Yadea Group Holdings Ltd (MT)	GSC	1M HIBOR -0.50% (MT)	TBD	(152,000)	HKD	(1,528)	(71)
Yankuang Energy Group Company Limited (MT)	HSB	1M HIBOR -0.50% (MT)	TBD	(162,400)	HKD	(1,500)	(29)
Yankuang Energy Group Company Limited (MT)	GSC	Federal Funds Effective Rate -6.50% (MT)	TBD	(93,120)		(196)	(30)
YULON Motor Co., Ltd (MT)	MSC	Federal Funds Effective Rate -3.25% (MT)	TBD	(228,000)		(484)	50
YULON Motor Co., Ltd (MT)	BOA	Federal Funds Effective Rate -2.90% (MT)	TBD	(65,000)		(144)	20
YULON Motor Co., Ltd (MT)	GSC	Federal Funds Effective Rate -0.50% (MT)	TBD	(128,000)		(285)	40
Zhejiang Sanhua Intelligent Controls Co.,Ltd (MT)	MSC	Federal Funds Effective Rate -11.25% (MT)	TBD	(238,700)		(735)	(85)
Zhejiang Shuanghuan Driveline co., Ltd. (MT)	GSC	Federal Funds Effective Rate -12.00% (MT)	TBD	(56,400)		(184)	(43)
							2,879

‡Contract for Difference fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Schedules of Investments.

JNL Multi-Manager Alternative Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
Bristol-Myers Squibb Company‡ (MT)	1M LIBOR +0.00% (Q)	BOA	12/20/24	—	—	19
Brookfield Property Preferred LP (MT)	OBFR +0.75% (M)	BOA	01/05/25	28	—	12
Britvic PLC (MT)	OBFR +0.61% (Q)	GSC	08/15/25	2,146	—	21
Darktrace PLC (MT)	OBFR +0.85% (Q)	GSC	06/06/25	923	—	38
DS Smith PLC (MT)	OBFR +0.61% (Q)	GSC	03/26/25	289	—	114
Hargreaves Lansdown PLC (MT)	OBFR +1.00% (Q)	GSC	09/11/25	842	—	16
Kindred Group PLC (MT)	OBFR +0.75% (Q)	GSC	03/26/25	1,245	—	129
Neoen (MT)	OBFR +0.75% (Q)	GSC	06/28/25	2,479	—	94
Shinko Electric Industries Co., Ltd. (MT)	OBFR +0.61% (Q)	GSC	03/20/25	2,405	—	88
Spirent Communications PLC (MT)	OBFR +0.61% (Q)	GSC	08/23/25	337	—	(6)
Britvic PLC (MT)	OBFR +0.85% (Q)	JPM	09/30/25	186	—	(1)
Darktrace PLC (MT)	OBFR +0.85% (Q)	JPM	06/10/25	2,713	—	101
DS Smith PLC (MT)	OBFR +0.45% (Q)	JPM	05/08/25	3,200	—	812
					—	1,437
Total return swap agreements - paying return
EQUITY
Capital One Financial Corporation (MT)	OBFR -0.35% (Q)	GSC	05/07/25	(588)	—	(43)
Chesapeake Energy Corporation (MT)	OBFR -0.75% (Q)	GSC	05/17/25	(4,053)	—	71
Chevron Corporation (MT)	OBFR -0.35% (Q)	GSC	11/15/24	(15,160)	—	(167)
ConocoPhillips (MT)	OBFR -0.35% (Q)	GSC	05/30/25	(2)	—	1
Fox Corporation (MT)	OBFR -0.35% (Q)	GSC	09/11/25	(334)	—	(20)
International Paper Company (MT)	OBFR -0.35% (Q)	GSC	05/17/25	(2,454)	—	(286)
Renasant Corporation (MT)	OBFR -0.35% (Q)	GSC	08/06/25	(301)	—	(4)
Southstate Corporation (MT)	OBFR -0.35% (Q)	GSC	05/29/25	(530)	—	(104)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL Multi-Manager Alternative Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Synopsys, Inc. (MT)	OBFR -0.35% (Q)	GSC	05/17/25	(453)	—	47
UMB Financial Corporation (MT)	OBFR -0.35% (Q)	GSC	05/30/25	(1,209)	—	(129)
Willscot Holdings Corporation (MT)	OBFR -0.35% (Q)	GSC	05/17/25	(88)	—	2
Chesapeake Energy Corporation (MT)	OBFR -0.54% (Q)	JPM	05/20/25	(485)	—	50
International Paper Company (MT)	OBFR -0.25% (Q)	JPM	05/09/25	(1,360)	—	(283)
Schlumberger Limited (MT)	OBFR -0.35% (Q)	JPM	05/17/25	(3,657)	—	338
South Street Corp. (MT)	OBFR -0.35% (Q)	JPM	09/30/25	(17)	—	—
					—	(527)

‡Total Return Swap fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Schedules of Investments.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Alternative Fund
Assets - Securities
Common Stocks	385,062	52,431	263	437,756
Corporate Bonds And Notes	—	174,239	—	174,239
Non-U.S. Government Agency Asset-Backed Securities	—	94,130	41	94,171
Government And Agency Obligations	—	28,819	—	28,819
Senior Floating Rate Instruments	—	3,616	261	3,877
Other Equity Interests	—	—	2,937	2,937
Warrants	67	—	—	67
Preferred Stocks	—	—	63	63
Rights	16	—	42	58
Short Term Investments	122,221	28,333	—	150,554
	507,366	381,568	3,607	892,541
Liabilities - Securities
Common Stocks	(118,455)	(3,011)	—	(121,466)
Investment Companies	(25,083)	—	—	(25,083)
Government And Agency Obligations	—	(3,871)	—	(3,871)
Corporate Bonds And Notes	—	(2,311)	—	(2,311)
Senior Floating Rate Instruments[1]	—	—	(1)	(1)
Short Term Investments	—	(22,979)	—	(22,979)
	(143,538)	(32,172)	(1)	(175,711)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	35	—	—	35
Exchange Traded Purchased Options	1	—	—	1
Open Forward Foreign Currency Contracts	—	189	—	189
OTC Contracts for Difference	—	8,074	352	8,426
OTC Total Return Swap Agreements	—	1,934	19	1,953
	36	10,197	371	10,604
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(2)	—	—	(2)
Exchange Traded Written Options	(88)	—	—	(88)
Open Forward Foreign Currency Contracts	—	(562)	—	(562)
OTC Contracts for Difference	—	(5,036)	(511)	(5,547)
OTC Total Return Swap Agreements	—	(1,043)	—	(1,043)
	(90)	(6,641)	(511)	(7,242)

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation is reflected as an asset and net unrealized depreciation is reflected as a liability in the table. See Unfunded Commitments table following the Schedule of Investments.

2 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL Multi-Manager Emerging Markets Equity Fund
COMMON STOCKS 97.8%
China 17.9%
Agricultural Bank of China Limited - Class H	293	137
Alibaba Group Holding Limited (a)	886	11,934
Aluminum Corporation of China Limited - Class A	267	335
Anhui Gujing Distillery Company Limited - Class B	420	6,754
Autohome Inc. - Class A - ADR	126	4,103
Bank of Ningbo Co., Ltd. - Class A	773	2,801
China Construction Bank Corporation - Class H	4,095	3,063
China Oilfield Services Limited - Class A	1,638	3,742
China Resources Gas Group Limited	637	2,554
China Resources Land Limited	854	3,074
China Shenhua Energy Company Limited - Class H	686	3,060
Chongqing Brewery Co., Ltd. - Class A	346	3,419
Full Truck Alliance Co. Ltd. - Class A - ADR	256	2,310
Fuyao Glass Industry Group Co., Ltd. - Class A	432	3,584
Haitian International Holdings Limited	2,004	6,373
Harris County School District - Class A	125	107
Hosa International Limited (b) (c) (d)	7,408	—
Hundsun Technologies Inc. - Class A	1,494	4,813
Industrial and Commercial Bank of China Limited - Class H	3,238	1,907
Kanzhun Limited - ADR	228	3,952
KE Holdings Inc. - Class A - ADR	278	5,539
Kuaishou Technology (a) (b)	547	3,767
Kweichow Moutai Co., Ltd. - Class A	12	3,053
Meituan - Class B (a) (b)	375	7,984
NARI Technology Co., Ltd. - Class A	1,400	5,485
PetroChina Company Limited - Class H	4,000	3,223
PICC Property and Casualty Company Limited - Class H	66	98
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (b)	12	1,591
Sany Heavy Industry Co., Ltd. - Class A	1,631	4,361
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	108	4,480
Sunny Optical Technology (Group) Company Limited	453	3,284
Tencent Holdings Limited	323	17,892
Tongcheng-Elong Holdings Limited (a)	2,006	5,054
TravelSky Technology Limited - Class H	1,955	2,877
Trip.com Group Limited (b)	91	5,489
Trip.com Group Limited - ADR (b)	100	5,954
Tsingtao Brewery Co., Ltd. - Class H	206	1,600
Wanhua Chemical Group Co., Ltd. - Class A	228	2,945
Yangzijiang Shipbuilding (Holdings) Ltd.	2,377	4,552
Zijin Mining Group Co., Ltd. - Class A	645	1,654
Zijin Mining Group Co., Ltd. - Class H	74	165
		159,069
India 17.1%
Adani Energy Solutions Limited (b)	173	2,098
Adani Enterprises Limited	142	5,346
Adani Green Energy (UP) Limited (b)	207	4,725
Adani Ports and Special Economic Zone Limited	258	4,475
Adani Power Limited (b)	491	3,858
Ambuja Cements Limited	383	2,910
Ashok Leyland Limited	1,252	3,530
Bharat Electronics Limited	876	3,001
Bharti Airtel Limited	143	2,927
Coal India Ltd Govt Of India Undertaking	99	605
Computer Age Management Services Limited	119	6,303
GMR Airports Infrastructure Limited (b)	1,271	1,436
HDFC Bank Limited - ADR	20	1,281
Hindalco Industries Limited	502	4,552
ICICI Bank Limited	1,246	18,922
IDFC First Bank Limited (b)	1,310	1,166
Indiamart Intermesh Limited	59	2,080
Indraprastha Gas Limited	660	4,425
Intellect Design Arena Limited	279	3,210
ITC Limited	1,809	11,221
JSW Energy Limited	202	1,777
JSW Steel Limited	149	1,836
KFIN Technologies Limited	340	4,174
Kotak Mahindra Bank Limited	251	5,563
Macrotech Developers Limited	89	1,321
Max Healthcare Institute Limited	27	318
NTPC Limited	409	2,180
Oracle Financial Services Software Limited	47	6,512
Patanjali Foods Limited	88	1,776
Phoenix Mills Limited, The	218	4,804
Reliance Industries Limited	171	6,033
Shree Cement Limited	9	2,892
Shriram Finance Limited	131	5,601
State Bank of India	373	3,517
Sun Pharma Advanced Research Company Limited	166	3,819
Tech Mahindra Limited	202	3,819
Trent Limited	12	1,099
Vodafone Idea Limited (b)	5,383	670
Zomato Limited (b)	1,682	5,516
		151,298
Taiwan 10.3%
ADDCN Technology Co., Ltd.	611	3,595
ASE Technology Holding Co., Ltd.	730	3,452
Eclat Textile Corporation Ltd.	142	2,432
Hon Hai Precision Industry Co., Ltd.	619	3,673
Jentech Precision Industrial Co., Ltd.	106	4,356
Kerry TJ Logistics Company Limited	1,614	2,029
MediaTek Inc.	259	9,677
Momo.Com Inc.	178	2,215
Silergy Corp.	305	4,522
Sporton International Inc.	621	4,298
Taiwan Semiconductor Manufacturing Company Limited - ADR	2	334
Taiwan Semiconductor Manufacturing Company Limited	1,681	50,999
		91,582
Brazil 8.5%
American Beverage Co Ambev - ADR	725	1,770
Banco BTG Pactual S/A	868	5,337
Banco Do Brasil SA	280	1,401
Caixa Seguridade Participacoes S/A	2,301	6,157
Centrais Eletricas Brasileiras S/A	225	1,625
Cia De Saneamento Basico Do Estado De Sao Paulo SABESP	391	6,486
Companhia Paranaense De Energia	224	376
Embraer S.A. (b)	1,062	9,398
Klabin S.A.	710	2,754
Localiza Rent A Car SA	5	40
Multiplan Empreendimentos Imobiliarios S/A	659	3,104
NU Holdings Ltd. - Class A (b)	834	11,382
Petroleo Brasileiro S/A Petrobras. - ADR	373	5,372
Tegma Gestao Logistica S.A.	1,466	7,243
TOTVS S.A.	1,682	8,849
Vale S.A. - ADR	67	782
Vale S.A.	50	588
Vasta Platform Limited - Class A (b) (c) (e)	972	2,556
		75,220
South Korea 7.8%
CJ CheilJedang Corp.	9	2,099
Coupang, Inc. - Class A (b)	198	4,873
Duzon Bizon Co., Ltd.	75	3,005
HD Hyundai Marine Solution Co., Ltd. (b)	15	1,189
Hl Mando Corporation	68	1,925
Hyundai Motor Company	29	5,491
Koh Young Technology Inc.	349	2,837
Leeno Industrial Inc.	44	6,430
Nice Information Service Co., Ltd.	617	5,014
S-1 Corporation	87	3,935
Samsung Electronics Co., Ltd.	230	10,845
Samsung Life Insurance Co., Ltd.	61	4,380
Saramin Co., Ltd.	243	3,070
Shinhan Financial Group Co., Ltd.	108	4,567
SK Hynix Inc.	63	8,370
YoungLimWon Soft Lab Co., Ltd.	261	1,428
		69,458
Indonesia 4.1%
PT Bank Mandiri (Persero) Tbk.	17,675	8,089

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
PT Dayamitra Telekomunikasi	70,221	2,968
PT Semen Indonesia (Persero) Tbk	5,281	1,324
PT. Avia Avian	63,353	2,087
PT. Bank Central Asia Tbk	15,169	10,344
PT. Bank Rakyat Indonesia (Persero) Tbk.	17,186	5,625
PT. Sarana Menara Nusantara	97,313	5,502
		35,939
Poland 3.4%
Allegro.eu (a) (b)	1,020	9,206
Grupa Pracuj Spolka Akcyjna	782	10,979
InPost S.A. (b)	211	4,000
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	216	2,364
Wirtualna Polska Holding SA	156	3,578
		30,127
Mexico 3.3%
America Movil, S.A.B. De C.V.	43	36
BBB Foods Inc. - Class A (b)	82	2,461
Corporacion Moctezuma S.A.B. de C.V.	1,357	5,168
GRUMA, S.A.B. de C.V. - Class B	128	2,372
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V. (c)	192	3,332
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V. - Series B - ADR (c)	18	3,106
Grupo Mexico, S.A.B. de C.V. - Class B	733	4,095
Qualitas Controladora, S.A.B. de C.V.	785	6,138
Wal - Mart de Mexico, S.A.B. de C.V.	795	2,400
		29,108
Thailand 2.6%
Bangkok Bank Public Company Limited	477	2,233
Bangkok Dusit Medical Services Public Company Limited.	2,945	2,742
Humanica Public Company Limited	12,658	4,328
SCB X Public Company Limited	403	1,365
True Corporation Public Company Limited - NVDR (b)	13,939	4,860
Union Auction Public Company Limited	24,952	7,341
		22,869
Singapore 2.5%
DBS Group Holdings Ltd	32	941
Grab Holdings Limited - Class A (b)	1,296	4,925
Haw Par Corporation Limited	593	4,998
Oversea-Chinese Banking Corporation Limited	37	429
Sea Limited - Class A - ADR (b)	101	9,521
Singapore Telecommunications Limited	698	1,753
		22,567
Malaysia 2.5%
Carlsberg Brewery Malaysia Berhad	1,296	6,191
CIMB Group Holdings Berhad	2,468	4,823
Heineken Malaysia Berhad	1,516	8,594
Tenaga Nasional Berhad	836	2,926
		22,534
Saudi Arabia 2.3%
Al Rajhi Banking and Investment Corporation	65	1,506
BUPA Arabia for Cooperative Insurance Company	88	4,868
Saudi Arabian Oil Company (a)	388	2,806
Saudi Basic Industries Corporation	145	2,894
Saudi British Bank	457	4,229
Saudi National Bank, The	374	3,426
The Company For Cooperative Insurance	10	407
		20,136
Lithuania 2.3%
Baltic Classifieds Group PLC	4,917	19,960
United States of America 1.8%
Coca-Cola Company, The	36	2,561
Cognizant Technology Solutions Corporation - Class A	49	3,813
Colgate-Palmolive Company	38	3,895
Exxon Mobil Corporation	26	3,093
Meta Platforms, Inc. - Class A	5	2,787
NVIDIA Corporation	—	8
		16,157
South Africa 1.6%
Capitec Bank Holdings	37	6,510
Clicks Group	135	3,101
FirstRand Limited	865	4,158
Kumba Iron Ore Ltd (a)	26	616
		14,385
Argentina 1.4%
Despegar.com.ar SA (b)	161	1,993
Globant S.A. (b)	25	4,948
Grupo Financiero Galicia S.A. - Class B - ADR (c)	27	1,149
MercadoLibre, Inc. (b)	2	4,280
YPF S.A. - Class D - ADR (b) (c)	1	12
		12,382
United Kingdom 1.1%
NMC Health PLC (d)	119	—
Rightmove PLC	982	8,122
Unilever PLC - ADR (c)	29	1,879
		10,001
Kazakhstan 1.0%
Joint Stock Company Kaspi.Kz - ADR (a)	32	3,423
Joint Stock Company Kaspi.Kz - GDR (d) (f)	50	5,879
		9,302
Hong Kong 1.0%
Futu Holdings Limited - ADR (b)	36	3,424
Techtronic Industries Company Limited	360	5,410
		8,834
United Arab Emirates 0.9%
Adnoc Drilling Company PJSC	2,171	2,798
Adnoc Gas	1,062	920
ADNOC Logistics & Services PLC	78	114
Aldar Properties - P J S C	308	630
International Holdings Limited (b)	35	3,852
		8,314
Netherlands 0.9%
ASML Holding N.V. - ADR	—	72
ASML Holding N.V.	1	1,215
Prosus N.V. - Class N (c)	145	6,300
		7,587
Canada 0.7%
Celestica Inc. (b)	120	6,127
Peru 0.7%
Credicorp Ltd.	32	5,789
France 0.6%
TotalEnergies SE (c)	80	5,238
Hungary 0.6%
OTP Bank Nyrt.	94	4,909
Chile 0.5%
Banco de Chile	36,586	4,666
Luxembourg 0.4%
Tenaris S.A.	207	3,277
Colombia 0.0%
Ecopetrol S.A. - ADR (c)	44	394
Greece 0.0%
National Bank of Greece SA - Class R	24	203
Russian Federation 0.0%
Public Joint Stock Company Gazprom - ADR (a) (b) (d)	627	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel (a) (b) (d)	200	—
Public Joint Stock Company Mobile Telesystems - ADR (a) (b) (d)	101	—
Public Joint Stock Company Novatek (a) (b) (d)	150	—
Public Joint Stock Company Novatek - GDR (a) (b) (d)	1	—
Public Joint Stock Company Oil Company Lukoil - ADR (a) (b) (d)	47	—
Public Joint Stock Company Sberbank of Russia (a) (b) (d)	544	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Public Joint Stock Society Moscow Exchange MICEX-RTS (a) (b) (d)	5,235	—
Total Common Stocks (cost $768,608)		867,432
PREFERRED STOCKS 1.3%
Brazil 1.3%
Banco Bradesco SA (g)	1,580	4,281
ITAU Unibanco Holding SA (g)	479	3,189
Petroleo Brasileiro S/A Petrobras. (g)	632	4,184
Total Preferred Stocks (cost $12,607)		11,654
SHORT TERM INVESTMENTS 2.3%
Investment Companies 1.6%
JNL Government Money Market Fund - Class I, 4.82% (e) (h)	13,338	13,338
T. Rowe Price Government Reserve Fund, 4.89% (e) (h)	646	646
		13,984
Securities Lending Collateral 0.7%
JNL Government Money Market Fund - Class SL, 4.92% (e) (h)	6,722	6,722
Total Short Term Investments (cost $20,706)		20,706
Total Investments 101.4% (cost $801,921)		899,792
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net (1.4)%		(12,522)
Total Net Assets 100.0%		887,269

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

(c) All or a portion of the security was on loan as of September 30, 2024.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(e) Investment in affiliate.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2024, the value and the percentage of net assets of these securities was $5,879 and 0.7% of the Fund.

(g) Convertible security.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL Multi-Manager Emerging Markets Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	16,934	257,584	261,180	618	—	—	13,338	1.5
JNL Government Money Market Fund, 4.92% - Class SL	1,756	35,920	30,954	47	—	—	6,722	0.7
T. Rowe Price Government Reserve Fund, 4.89%	6,654	37,844	43,852	112	—	—	646	0.1
Vasta Platform Limited - Class A	4,770	—	390	—	(1,207)	(617)	2,556	0.3
	30,114	331,348	336,376	777	(1,207)	(617)	23,262	2.6

JNL Multi-Manager Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	08/01/22	9,874	11,934	1.3
Allegro.eu	05/09/24	6,543	9,206	1.0
Joint Stock Company Kaspi.Kz	04/22/24	3,188	3,423	0.4
Kuaishou Technology	05/30/24	3,679	3,767	0.4
Kumba Iron Ore Ltd	10/18/23	721	616	0.1
Meituan - Class B	07/22/24	6,157	7,984	0.9
Public Joint Stock Company Gazprom	09/06/22	5,367	—	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel	06/24/24	541	—	—
Public Joint Stock Company Mobile Telesystems	09/16/21	876	—	—
Public Joint Stock Company Novatek	04/26/21	2,678	—	—
Public Joint Stock Company Novatek	09/24/21	159	—	—
Public Joint Stock Company Oil Company Lukoil	04/25/21	3,890	—	—
Public Joint Stock Company Sberbank of Russia	07/25/16	2,176	—	—
Public Joint Stock Society Moscow Exchange MICEX-RTS	05/25/21	8,676	—	—
Saudi Arabian Oil Company	04/23/24	3,036	2,806	0.3
Tongcheng-Elong Holdings Limited	02/01/21	4,086	5,054	0.6
		61,647	44,790	5.0

JNL Multi-Manager Emerging Markets Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CNY/USD	SSB	10/08/24	CNY	268	38	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL Multi-Manager Emerging Markets Equity Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	BBH	10/02/24	HKD	10,619	1,366	—
HKD/USD	BOA	10/02/24	HKD	565	73	—
HKD/USD	BBH	10/03/24	HKD	1,764	227	(1)
HKD/USD	BBH	10/03/24	HKD	242	31	—
HKD/USD	BOA	10/09/24	HKD	696	89	—
USD/HKD	SSB	10/02/24	HKD	(2,971)	(382)	—
USD/HKD	SSB	10/03/24	HKD	(2,118)	(272)	—
					1,170	(1)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Emerging Markets Equity Fund
Assets - Securities
Common Stocks	198,358	663,195	5,879	867,432
Preferred Stocks	11,654	—	—	11,654
Short Term Investments	20,706	—	—	20,706
	230,718	663,195	5,879	899,792
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(1)	—	(1)
	—	(1)	—	(1)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL Multi-Manager International Small Cap Fund
COMMON STOCKS 98.4%
Japan 23.7%
Adastria Co., Ltd.	59	1,368
Alfresa Holdings Corporation	62	983
Alps Alpine Co., Ltd. (a)	165	1,781
Anicom Holdings, Inc.	140	664
Appier Group, Inc. (b)	142	1,764
Bengo4.com, Inc. (a) (b)	121	2,519
Biprogy Inc.	31	1,051
CellSource Co., Ltd. (a)	51	445
Cosmo Energy Holdings Co., Ltd. (a)	32	1,767
Credit Saison Co., Ltd.	204	5,107
Dai Nippon Printing Co., Ltd.	179	3,197
Daicel Corporation.	92	852
Daiwa House REIT Investment Corporation	1	1,219
Dexerials Corporation	115	1,632
DMG Mori Co., Ltd.	146	3,103
Dowa Holdings Co., Ltd.	25	922
EDION Corporation (a)	61	781
eGuarantee, Inc.	133	1,312
Freee K.K. (b)	32	549
Fujikura Ltd.	104	3,527
Ga Technologies Co., Ltd. (b)	137	1,183
Genda Inc. (b)	13	233
GMO Financial Gate, Inc. (a)	41	2,043
GungHo Online Entertainment, Inc.	94	2,006
H.U. Group Holdings, Inc. (a)	47	867
HANWA Co., Ltd. (a)	42	1,465
IDOM Co., Ltd.	147	1,108
Infomart Corporation	775	1,771
Integral Corporation	129	3,662
Inter Action Corporation	51	431
IRISO Electronics Co., Ltd.	62	1,108
Japan Elevator Service Holdings Co., Ltd.	99	2,145
Japan Petroleum Exploration Co., Ltd. (a)	136	990
JEOL Ltd.	71	2,774
JMDC Inc.	80	2,586
JTEKT Corporation (a)	147	1,062
Kamakura Shinsho, Ltd.	268	998
KATITAS Co., Ltd. (a)	138	1,920
KH Neochem Co., Ltd.	136	1,987
Kintetsu Group Holdings Co., Ltd (a)	88	2,173
Kuraray Co., Ltd.	153	2,273
Kyoto Financial Group, Inc.	231	3,564
Kyushu Electric Power Co., Inc. (a)	69	754
Lifedrink Company, Inc.	148	1,987
Locondo, Inc. (a) (b)	138	1,997
M&A Research Institute Inc. (a) (b)	138	2,873
Macnica Holdings, Inc.	115	1,603
Mebuki Financial Group Inc.	379	1,521
Medipal Holdings Corporation	58	1,019
MegaChips Corporation	105	3,812
Mercari, Inc. (b)	150	2,616
Mitsubishi Motors Corporation (a)	1,717	4,646
Mitsui Mining & Smelting Co., Ltd.	38	1,306
mixi, Inc.	89	1,713
Money Forward, Inc. (b)	109	4,448
Namura Shipbuilding Co., Ltd. (a)	78	771
Net One Systems Co., Ltd.	41	1,023
NGK Insulators, Ltd.	63	820
NHK SPRING Co., Ltd. (a)	114	1,445
NOF Corporation	50	866
NS United Kaiun Kaisha, Ltd. (a)	50	1,592
Nsk Ltd.	265	1,335
Oji Holdings Corporation (a)	428	1,709
Optex Group Co., Ltd.	11	115
Persol Holdings Co., Ltd. (a)	868	1,554
Plus Alpha Consulting Co., Ltd.	169	2,561
Raksul, Inc.	333	3,037
Rakus Co., Ltd.	219	3,412
Sankyo Co., Ltd.	302	4,443
Sansan, Inc. (b)	201	3,003
Santen Pharmaceutical Co., Ltd.	146	1,763
Sanwa Holdings Corporation (a)	55	1,440
Shima Seiki Mfg., Ltd.	73	586
SHIMAMURA Co., Ltd.	36	1,949
SKY Perfect JSAT Holdings Inc. (a)	185	1,152
Sojitz Corporation (a)	155	3,664
Suzuken Co., Ltd.	29	1,025
Taiheiyo Cement Corporation	49	1,162
Takashimaya Company, Limited	103	824
Timee, Inc. (a) (b)	393	3,595
Tohoku-Electric Power Co.,Inc.	230	2,197
Tokyo Steel Manufacturing Co., Ltd.	193	2,672
Tokyo Tatemono Co., Ltd.	64	1,022
Tokyu Fudosan Holdings Co., Ltd.	291	2,014
transcosmos inc.	48	1,173
Tsugami Corporation (a)	295	3,064
Valor Holdings Co., Ltd.	92	1,418
Wealthnavi Inc. (a) (b)	133	1,055
Yamada Holdings Co., Ltd.	474	1,480
Yamazaki Baking Co., Ltd.	52	1,039
		165,167
Taiwan 9.0%
Airtac International Group	177	5,049
Andes Technology Corporation (b)	66	785
Arcadyan Technology Corporation	216	972
ASPEED Technology Inc.	42	5,641
Chicony Electronics Co., Ltd	288	1,496
Chroma ATE Inc.	703	8,319
Fitipower Integrated Technology Inc.	99	834
Genius Electronic Optical Co., Ltd.	187	2,883
Getac Holdings Corporation	346	1,222
Giant Manufacturing Co., Ltd.	160	1,133
Global Unichip Corp.	125	4,354
International Games System Co., Ltd.	136	4,253
Jentech Precision Industrial Co., Ltd.	68	2,795
King Slide Works Co., Ltd.	36	1,261
Lotes Co., Ltd	84	3,706
Powertech Technology Inc.	276	1,189
Primax Electronics Ltd	357	1,024
Radiant Opto-Electronics Corporation	554	3,417
Simplo Technology Co., Ltd.	448	4,999
Sitronix Technology Corporation	121	873
T3EX Global Holdings Corp.	530	1,496
TCI Co., Ltd.	147	637
Tripod Technology Corporation	360	2,243
United Integrated Services Co., Ltd.	110	1,112
Wisdom Marine Lines Co. Limited	489	1,185
		62,878
United Kingdom 9.0%
abrdn plc	768	1,679
Alpha Group International PLC	173	5,115
Angle PLC (a) (b)	1,036	114
Ashtead Technology Holdings PLC	373	2,840
Balfour Beatty PLC	209	1,203
Beazley Ireland Holdings PLC	238	2,433
Cranswick PLC	62	4,149
Deliveroo PLC - Class A (b)	1,423	2,939
Diploma PLC	49	2,898
Dotdigital Group PLC	906	1,074
Drax Group PLC	203	1,748
Games Workshop Group PLC	48	6,892
IG Group Holdings PLC	90	1,103
Inchcape PLC	144	1,530
ITV PLC	863	919
Jet2 PLC	79	1,483
Keller Group PLC	114	2,464
Molten Ventures PLC (b)	205	1,114
Oxford Nanopore Technologies PLC (b)	826	1,760
Rightmove PLC	345	2,856
Serco Group PLC	379	905
Team17 Group PLC (b)	282	1,022
The British Land Company Public Limited Company	377	2,190
Trustpilot Group PLC (b)	1,690	5,110
Victoria P.L.C. (a) (b)	404	729
W.A.G Payment Solutions PLC (a) (b)	1,046	1,192

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Wise PLC - Class A (b)	363	3,256
Zigup PLC	413	2,134
		62,851
Canada 6.0%
AGF Management Limited - Class B	543	3,671
ATCO Ltd. - Class I	28	983
Athabasca Oil Corporation (b)	280	993
B2Gold Corp.	435	1,343
Cargojet Inc. (a)	17	1,773
Celestica Inc. (b)	103	5,266
Celestica Inc. (b)	83	4,220
Docebo Canada Inc. (b)	162	7,117
Finning International Inc.	42	1,384
Kinaxis Inc. (b)	40	4,716
Prairiesky Royalty Ltd. (a)	137	2,776
RioCan Real Estate Investment Trust	75	1,134
Russel Metals Inc.	107	3,256
TransAlta Corporation	93	963
Whitecap Resources Inc. (a)	261	1,953
		41,548
India 5.4%
Birlasoft Solutions Ltda	285	5,565
CESC Ltd	754	1,823
Chennai Petroleum Corporation Limited	113	1,268
Creditaccess Grameen Limited (c)	185	2,661
Glenmark Pharmaceuticals Limited	42	842
IDFC Limited	605	820
Indiamart Intermesh Limited	34	1,208
Lic Housing Finance Limited	105	832
Muthoot Microfin Limited (b)	677	1,909
National Aluminium Co Ltd	1,792	4,527
NCC Limited	367	1,330
PB Fintech Limited (b)	94	1,830
Poly Medicure Limited	67	1,860
Power Finance Corporation Limited	979	5,746
PVR Inox Limited (b)	105	2,099
Raymond Limited	40	847
Redington Limited	428	946
Voltas Limited	71	1,578
		37,691
Sweden 5.4%
AAK AB (publ)	29	948
Addtech AB - Class B	159	4,753
Avanza Bank Holding AB (a)	170	4,220
Bonesupport Holding AB (b)	85	2,556
CellaVision AB	21	612
Elekta AB (publ) - Class B	139	993
G&L Beijer Ref AB - Class B (a)	140	2,300
Hemnet AB	77	2,826
HMS Networks AB	51	2,030
Munters Group AB (c)	91	2,091
Paradox Interactive AB (publ)	132	2,343
Saab AB - Class B (a)	112	2,382
SSAB AB - Class B	294	1,505
Storytel AB (publ) - Class B (b)	63	327
Vimian Group AB (b)	670	3,082
VNV Global AB (publ) (a) (b)	295	607
Xvivo Perfusion Aktiebolag (b)	37	1,866
Yubico AB (a) (b)	78	1,924
		37,365
Italy 4.9%
A2a S.P.A.	966	2,235
Banca Monte dei Paschi di Siena S.p.A.	1,043	6,050
Brunello Cucinelli S.p.A.	48	5,204
Buzzi S.p.A.	30	1,183
Hera S.p.A.	273	1,089
Iveco Group N.V.	302	3,038
Reply S.p.A.	33	4,909
Technogym S.p.A. (c)	306	3,201
Unipol Gruppo S.p.A.	587	6,986
		33,895
Australia 3.9%
AGL Energy Limited	295	2,417
Charter Hall Limited	96	1,067
GrainCorp Limited - Class A	336	2,144
Helia Group Limited	366	1,032
HUB24 Limited	67	2,731
JB Hi-Fi Limited	106	5,882
Netwealth Group Limited	214	3,681
New Hope Corporation Limited (a)	329	1,189
Perenti Limited	1,330	1,004
Perseus Mining Limited	561	1,012
Pro Medicus Limited	18	2,182
Super Retail Group Limited	103	1,304
Vulcan Energy Resources Limited (a) (b)	157	494
Yancoal Australia Ltd (a)	257	1,095
		27,234
Germany 3.9%
Aumann AG (c)	40	526
AUTO1 Group SE (b)	233	2,640
CTS Eventim AG & Co. KGaA	12	1,255
Delivery Hero SE (b) (c)	71	2,878
HOCHTIEF Aktiengesellschaft	9	1,096
Hypoport SE - Class N (b)	24	7,885
Scout24 SE (c)	69	5,981
tonies SE (b)	253	1,859
TUI AG (b) (c)	397	3,023
Veganz Group AG (b) (c)	10	67
		27,210
South Korea 3.7%
BNK Financial Group Inc.	158	1,095
Cj Corporation	10	940
DB Hitek Co., Ltd.	29	893
Duzon Bizon Co., Ltd.	44	1,760
Hanatour Service, Inc.	29	1,133
HD Hyundai Electric Co., Ltd.	11	2,659
Hyundai Marine & Fire Insurance Co., Ltd.	73	1,836
Hyundai Wia Corporation	21	841
JB Financial Group Co., Ltd.	152	1,782
Koh Young Technology Inc.	129	1,051
LS Corp.	21	2,028
LX International Corp.	112	2,580
OCI Holdings Company Ltd.	17	903
Park Systems Corp.	16	2,312
PharmaResearch Co., Ltd.	6	896
Samsung Securities Co., Ltd.	26	858
Sup Co., Ltd.	12	923
Wanted Lab, Inc. (b)	57	218
Youngone Corporation	35	1,078
		25,786
China 2.3%
Cloud Village Inc. (b)	27	454
FinVolution Group - Class A - ADR	845	5,222
Hello Group Inc. - ADR	212	1,614
Kanzhun Limited - ADR	136	2,370
TravelSky Technology Limited - Class H	534	786
Xtep International Holdings Limited	2,417	1,851
Yangzijiang Shipbuilding (Holdings) Ltd.	1,929	3,694
		15,991
France 1.9%
Cellectis - ADR (b)	117	250
EXOSENS (b)	166	3,759
Gaztransport Et Technigaz	24	3,337
Planisware (b)	79	2,455
Soitec (b)	18	1,762
Valeo	136	1,637
		13,200
Switzerland 1.7%
Bossard Holding AG (a)	11	3,037
Global Blue Group Holding AG (b)	271	1,482
Sensirion Holding AG (a) (b) (c)	56	4,838
u-blox Holding AG - Class N (a)	15	1,383
Vifor Pharma AG (c)	11	945
		11,685
Brazil 1.6%
CI&T Inc - Class A (b)	197	1,338

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Companhia de Saneamento de Minas Gerais - Copasa MG	395	1,685
Embraer S.A. (b)	363	3,210
Fleury S/A	293	830
Grupo SBF S/A	631	1,916
Inter & Co, Inc. - Class A	360	2,398
		11,377
Denmark 1.3%
ALK-Abello A/S - Class B (b)	206	5,317
Bavarian Nordic A/S (b)	36	1,231
Dampskibsselskabet NORDEN A/S	31	1,298
ISS A/S	63	1,259
		9,105
United States of America 1.2%
Burford Capital Limited - Class C	235	3,110
Elastic N.V. (b)	26	1,969
Life360, Inc. - DRC (b)	240	3,159
		8,238
Turkey 1.2%
Anadolu Efes Biracilik Ve Malt Sanayii Anonim Sirketi - Class A	270	1,557
Dogus Otomotiv Servis ve Ticaret A.S.	238	1,526
Is Gayrimenkul Yatirim Ortakligi Anonim Sirketi (b)	1,868	963
Mavi Giyim Sanayi Ve Ticaret Anonim Sirketi	343	907
Migros Ticaret A.S. - Class A	156	2,051
Turk Traktor - Class A	54	1,116
		8,120
Belgium 1.1%
Azelis Group	112	2,453
D'Ieteren Group	4	899
Melexis	18	1,463
Proximus	209	1,628
Solvay (a)	28	1,114
		7,557
Norway 1.0%
Eurizon Opportunita	153	975
MPC Container Ships ASA	963	2,227
Schibsted ASA - Class A	123	3,974
		7,176
Mexico 0.9%
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver	440	1,439
Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR (a) (b)	324	2,048
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. - Class B	151	1,277
Qualitas Controladora, S.A.B. de C.V. (a)	204	1,593
		6,357
Israel 0.8%
Maytronics Ltd.	302	678
Nayax Ltd (b)	15	394
Nayax Ltd (b)	96	2,484
Tower Semiconductor Ltd. (b)	24	1,067
ZIM Integrated Shipping Services Ltd	45	1,145
		5,768
Singapore 0.8%
Hafnia Limited	240	1,713
Mapletree Commercial Trust Treasury Company Pte. Ltd. (c)	1,600	1,844
Sembcorp Industries Ltd	229	987
Suntec Real Estate Investment Trust	869	898
		5,442
Netherlands 0.8%
Fugro N.V. - Class C	168	3,813
Signify N.V. (c)	67	1,594
		5,407
Lithuania 0.7%
Baltic Classifieds Group PLC	1,241	5,038
Thailand 0.7%
Regional Container Lines Public Co Ltd	3,141	2,645
Sansiri Public Company Limited	32,415	1,926
		4,571
Hong Kong 0.6%
Hypebeast Limited	6,142	166
Johnson Electric Holdings Limited	1,682	2,475
Kerry Properties Limited	898	1,899
		4,540
Finland 0.6%
Amer Sports, Inc. (a) (b)	187	2,990
Konecranes Abp	11	841
Nanoform Finland Oy (a) (b)	293	516
		4,347
Indonesia 0.6%
PT Bank Syariah Indonesia TBK	11,961	2,382
PT Indo Tambangraya Megah Tbk	1,108	1,940
		4,322
Argentina 0.6%
Despegar.com.ar SA (b)	166	2,063
Globant S.A. (b)	10	1,884
		3,947
Poland 0.6%
InPost S.A. (b)	207	3,929
Saudi Arabia 0.5%
Jamjoom Pharmaceuticals Factory Co.	23	1,149
Ronglian Group Ltd.	33	847
The Company For Cooperative Insurance	47	1,847
		3,843
Austria 0.5%
Raiffeisen Bank International AG	168	3,345
Spain 0.4%
Indra Sistemas, S.A. (a)	57	1,056
Logista Integral SA.	52	1,584
		2,640
Vietnam 0.4%
FPT Corporation	472	2,587
Cyprus 0.2%
Theon International PLC	125	1,454
Philippines 0.2%
Philippine Seven Corporation	1,036	1,352
South Africa 0.1%
Investec PLC	126	963
Malaysia 0.1%
ViTrox Corporation Berhad	1,043	817
Portugal 0.1%
Banco Comercial Portugues S.A.	1,714	776
Total Common Stocks (cost $637,342)		685,519
PREFERRED STOCKS 0.3%
Brazil 0.3%
Metalurgica Gerdau S.A.	936	1,870
Total Preferred Stocks (cost $2,290)		1,870
INVESTMENT COMPANIES 0.3%
United States of America 0.3%
Vanguard FTSE All-World ex-US Small-Cap Index ETF	15	1,830
Total Investment Companies (cost $1,801)		1,830
SHORT TERM INVESTMENTS 1.2%
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 4.82% (d) (e)	6,235	6,235
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 4.92% (d) (e)	2,515	2,515
Total Short Term Investments (cost $8,750)		8,750
Total Investments 100.2% (cost $650,183)		697,969
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net (0.2)%		(1,359)
Total Net Assets 100.0%		696,609

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

(a) All or a portion of the security was on loan as of September 30, 2024.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL Multi-Manager International Small Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	11,764	141,313	146,842	377	—	—	6,235	0.9
JNL Government Money Market Fund, 4.92% - Class SL	4,749	16,354	18,588	88	—	—	2,515	0.4
	16,513	157,667	165,430	465	—	—	8,750	1.3

JNL Multi-Manager International Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Aumann AG	04/20/21	698	526	0.1
Creditaccess Grameen Limited	12/09/21	1,961	2,661	0.4
Delivery Hero SE	02/15/24	1,797	2,878	0.4
Mapletree Commercial Trust Treasury Company Pte. Ltd.	06/20/24	1,452	1,844	0.3
Munters Group AB	08/18/23	1,117	2,091	0.3
Scout24 SE	01/04/22	4,638	5,981	0.9
Sensirion Holding AG	04/20/21	4,243	4,838	0.7
Signify N.V.	05/30/24	1,826	1,594	0.2
Technogym S.p.A.	08/13/18	2,877	3,201	0.5
TUI AG	12/22/23	2,972	3,023	0.4
Veganz Group AG	11/04/21	993	67	—
Vifor Pharma AG	03/01/24	920	945	0.1
		25,494	29,649	4.3

JNL Multi-Manager International Small Cap Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	BBH	10/03/24	HKD	6,097	784	(1)
HKD/USD	BBH	10/03/24	HKD	3,454	445	—
					1,229	(1)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager International Small Cap Fund
Assets - Securities
Common Stocks	84,493	601,026	—	685,519
Preferred Stocks	1,870	—	—	1,870
Investment Companies	1,830	—	—	1,830
Short Term Investments	8,750	—	—	8,750
	96,943	601,026	—	697,969
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(1)	—	(1)
	—	(1)	—	(1)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL Multi-Manager Mid Cap Fund
COMMON STOCKS 96.2%
Industrials 17.1%
3M Company	62	8,501
AGCO Corporation	45	4,404
AMETEK, Inc.	70	12,020
Axon Enterprise, Inc. (a)	24	9,391
Carrier Global Corporation	55	4,395
Equifax Inc.	34	9,973
Fortive Corporation	163	12,905
FTI Consulting, Inc. (a)	28	6,326
Genpact Limited	119	4,678
Graco Inc.	89	7,824
Hubbell Incorporated	4	1,799
IDEX Corporation	53	11,358
J.B. Hunt Transport Services, Inc.	31	5,359
Knight-Swift Transportation Holdings Inc. - Class A	162	8,761
Landstar System, Inc.	22	4,231
Legrand - ADR	30	683
Leidos Holdings, Inc.	33	5,428
Lincoln Electric Holdings, Inc.	15	2,842
Lindsay Corporation	17	2,092
ManpowerGroup Inc.	50	3,713
Marten Transport, Ltd.	175	3,094
Middleby Corporation, The (a)	41	5,718
Mueller Water Products, Inc. - Class A	146	3,164
Nordson Corporation	28	7,485
Northrop Grumman Corporation	6	3,372
Paycom Software, Inc.	14	2,297
Regal Rexnord Corporation	26	4,230
Republic Services, Inc.	12	2,370
Rockwell Automation, Inc.	31	8,346
Rollins, Inc.	105	5,307
SiteOne Landscape Supply, Inc. (a)	54	8,190
Southwest Airlines Co.	56	1,659
Stericycle, Inc. (a)	56	3,396
Textron Inc.	72	6,395
Toro Company, The	82	7,112
TransUnion	38	4,018
W.W. Grainger, Inc.	2	1,922
Werner Enterprises, Inc.	268	10,339
Xylem Inc.	78	10,586
		225,683
Information Technology 16.8%
Akamai Technologies, Inc. (a)	107	10,882
Amphenol Corporation - Class A	194	12,654
Autodesk, Inc. (a)	17	4,545
Cloudflare, Inc. - Class A (a)	94	7,606
Confluent, Inc. - Class A (a)	295	6,012
Datadog, Inc. - Class A (a)	61	6,934
Entegris, Inc.	34	3,882
Fair Isaac Corporation (a)	14	27,479
Flex Ltd. (a)	78	2,610
Gartner, Inc. (a)	30	15,348
Globant S.A. (a)	21	4,102
Keysight Technologies, Inc. (a)	47	7,549
MKS Instruments, Inc.	41	4,425
MongoDB, Inc. - Class A (a)	44	11,832
Monolithic Power Systems, Inc.	9	8,220
Motorola Solutions, Inc.	9	3,934
Nutanix, Inc. - Class A (a)	130	7,703
Okta, Inc. - Class A (a)	129	9,627
On Semiconductor Corporation (a)	55	3,961
Palo Alto Networks, Inc. (a)	14	4,785
PTC Inc. (a)	36	6,515
Pure Storage, Inc. - Class A (a)	134	6,757
Rogers Corporation (a)	43	4,894
Roper Technologies, Inc.	7	3,784
Synopsys, Inc. (a)	10	4,811
Te Connectivity Public Limited Company	9	1,313
Teradyne, Inc.	58	7,762
Trimble Inc. (a)	74	4,588
Workday, Inc. - Class A (a)	20	4,766
Zebra Technologies Corporation - Class A (a)	13	4,740
Zscaler, Inc. (a)	44	7,521
		221,541
Health Care 16.1%
Agilent Technologies, Inc.	57	8,404
Align Technology, Inc. (a)	18	4,578
Bio-Techne Corporation	89	7,154
Dentsply Sirona Inc.	865	23,405
DexCom, Inc. (a)	75	5,028
Edwards Lifesciences Corporation (a)	105	6,962
Envista Holdings Corporation (a)	524	10,363
Exact Sciences Corporation (a)	85	5,790
HealthEquity, Inc. (a)	38	3,112
Henry Schein, Inc. (a)	153	11,135
Hologic, Inc. (a)	76	6,190
Icon Public Limited Company (a)	18	5,222
IDEXX Laboratories, Inc. (a)	14	7,064
Mettler-Toledo International Inc. (a)	10	14,726
Penumbra, Inc. (a)	34	6,704
Qiagen N.V. (a)	296	13,505
Quest Diagnostics Incorporated	49	7,545
Repligen Corporation (a)	26	3,795
Solventum Corporation (a)	111	7,759
STAAR Surgical Company (a)	70	2,592
Steris Public Limited Company	18	4,244
The Cooper Companies, Inc. (a)	118	13,064
Veeva Systems Inc. - Class A (a)	38	7,975
Waters Corporation (a)	30	10,526
West Pharmaceutical Services, Inc.	15	4,502
Zimmer Biomet Holdings, Inc.	45	4,847
Zoetis Inc. - Class A	31	6,122
		212,313
Financials 12.1%
American Financial Group, Inc.	45	6,003
Arthur J. Gallagher & Co.	12	3,236
Bank of New York Mellon Corporation, The	82	5,864
Corpay Inc (a)	14	4,513
Cullen/Frost Bankers, Inc.	76	8,557
Everest Group, Ltd.	31	12,343
FactSet Research Systems Inc.	12	5,518
Fidelity National Financial, Inc. - Class A	101	6,287
Global Payments Inc.	39	4,035
Globe Life Inc.	78	8,228
Goosehead Insurance, Inc. - Class A (a)	117	10,437
Hartford Financial Services Group, Inc. , The	58	6,845
Huntington Bancshares Incorporated	270	3,973
Independent Bank Corp.	8	466
Kinsale Capital Group, Inc.	12	5,587
MSCI Inc. - Class A	4	2,040
Northern Trust Corporation	128	11,502
Old Republic International Corporation	155	5,494
Prosperity Bancshares, Inc.	72	5,175
Reinsurance Group of America, Incorporated	18	4,014
Ryan Specialty Group Holdings, Inc. - Class A	124	8,232
T. Rowe Price Group, Inc.	38	4,128
Toast, Inc. - Class A (a)	389	11,019
TowneBank	22	743
Tradeweb Markets Inc. - Class A	60	7,420
Willis Towers Watson Public Limited Company	29	8,424
		160,083
Consumer Staples 10.4%
Bellring Intermediate Holdings, Inc. (a)	18	1,063
BJ's Wholesale Club Holdings, Inc. (a)	89	7,349
Brown-Forman Corporation - Class B	171	8,413
Calavo Growers, Inc.	110	3,133
Celsius Holdings, Inc. (a)	291	9,110
e.l.f. Beauty, Inc. (a)	25	2,726
Freshpet, Inc. (a)	91	12,387
Henkel AG & Co. KGaA - ADR	810	17,288
Hormel Foods Corporation	188	5,975
Kenvue Inc.	29	675
Kimberly-Clark Corporation	46	6,510
Lamb Weston Holdings, Inc.	67	4,338
McCormick & Company, Incorporated	145	11,943

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Mission Produce, Inc. (a)	190	2,442
Sysco Corporation	9	697
Target Corporation	46	7,138
The Clorox Company	98	15,962
The Estee Lauder Companies Inc. - Class A	71	7,064
The J. M. Smucker Company	48	5,873
US Foods Holding Corp. (a)	128	7,897
		137,983
Consumer Discretionary 9.0%
Aptiv PLC (a)	51	3,694
BorgWarner Inc.	177	6,427
Darden Restaurants, Inc.	17	2,741
Domino's Pizza, Inc.	21	8,887
eBay Inc.	82	5,365
Expedia Group, Inc. (a)	15	2,239
Gentherm Incorporated (a)	29	1,334
Global-E Online Ltd. (a)	232	8,924
Hilton Worldwide Holdings Inc.	11	2,559
MercadoLibre, Inc. (a)	7	14,237
Murphy USA Inc.	9	4,261
On Holding AG - Class A (a)	182	9,140
Planet Fitness, Inc. - Class A (a)	74	6,010
Pool Corporation	20	7,522
Ralph Lauren Corporation - Class A	17	3,276
Ross Stores, Inc.	84	12,667
TopBuild Corp. (a)	10	4,044
Tractor Supply Company	10	2,967
Ulta Beauty, Inc. (a)	26	10,158
Yum! Brands, Inc.	18	2,529
		118,981
Utilities 4.7%
Alliant Energy Corporation	150	9,128
American Water Works Company, Inc.	29	4,165
Avista Corporation	68	2,618
California Water Service Group	122	6,617
IDACORP, Inc.	59	6,068
Pennon Group PLC - ADR	526	8,458
Portland General Electric Company	54	2,585
Severn Trent PLC - ADR	19	663
SJW Group	88	5,127
United Utilities Group PLC - ADR	436	12,231
XCEL Energy Inc.	68	4,411
		62,071
Materials 3.9%
AptarGroup, Inc.	49	7,987
Avery Dennison Corporation	18	4,040
Axalta Coating Systems Ltd. (a)	146	5,277
CF Industries Holdings, Inc.	49	4,230
Crown Holdings, Inc.	82	7,843
Franco-Nevada Corporation	51	6,324
Packaging Corporation of America	27	5,832
RPM International Inc.	41	5,022
Westlake Corporation	37	5,621
		52,176
Real Estate 3.5%
Alexandria Real Estate Equities, Inc.	45	5,368
Camden Property Trust	55	6,819
CoStar Group, Inc. (a)	73	5,473
Equity Commonwealth (a)	88	1,744
Equity Lifestyle Properties, Inc.	59	4,216
Healthpeak OP, LLC	59	1,346
Lamar Advertising Company - Class A	50	6,640
Lineage, Inc.	33	2,563
NNN REIT, Inc.	175	8,491
SBA Communications Corporation - Class A	17	4,044
		46,704
Energy 1.7%
Baker Hughes Company - Class A	190	6,854
Chord Energy Corporation	31	4,066
Coterra Energy Inc.	223	5,338
Devon Energy Corporation	110	4,323
Diamondback Energy, Inc.	9	1,603
		22,184
Communication Services 0.9%
Trade Desk, Inc., The - Class A (a)	104	11,386
Total Common Stocks (cost $1,081,022)		1,271,105
PREFERRED STOCKS 0.4%
Financials 0.3%
Charles Schwab Corporation, The, 5.95%, (25, 12/01/24) (b)	145	3,652
MetLife, Inc., 4.75%, (25, 03/15/25) (b)	33	741
		4,393
Materials 0.1%
Albemarle Corporation, 7.25%, 03/01/27 (c)	16	699
Total Preferred Stocks (cost $4,921)		5,092
SHORT TERM INVESTMENTS 3.5%
Investment Companies 3.4%
JNL Government Money Market Fund - Class I, 4.82% (d) (e)	45,135	45,135
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.92% (d) (e)	777	777
Total Short Term Investments (cost $45,912)		45,912
Total Investments 100.1% (cost $1,131,855)		1,322,109
Other Assets and Liabilities, Net (0.1)%		(1,256)
Total Net Assets 100.0%		1,320,853

(a) Non-income producing security.

(b) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL Multi-Manager Mid Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	28,854	385,476	369,195	1,647	—	—	45,135	3.4
JNL Government Money Market Fund, 4.92% - Class SL	4,058	28,870	32,151	119	—	—	777	0.1
	32,912	414,346	401,346	1,766	—	—	45,912	3.5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Mid Cap Fund
Assets - Securities
Common Stocks	1,271,105	—	—	1,271,105
Preferred Stocks	5,092	—	—	5,092
Short Term Investments	45,912	—	—	45,912
	1,322,109	—	—	1,322,109

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Growth Fund
COMMON STOCKS 96.8%
Information Technology 22.7%
908 Devices Inc. (a)	157	543
ACI Worldwide, Inc. (a)	263	13,382
Advanced Energy Industries, Inc.	80	8,457
Alkami Technology, Inc. (a)	67	2,128
Altair Engineering Inc. - Class A (a)	52	4,938
AppFolio, Inc. - Class A (a)	47	11,154
AppLovin Corporation - Class A (a)	28	3,658
ASGN Incorporated (a)	60	5,590
Aspen Technology, Inc. (a)	72	17,245
AvePoint, Inc. - Class A (a)	65	765
Badger Meter, Inc.	3	625
Bel Fuse Inc. - Class B	30	2,373
Bentley Systems, Incorporated - Class B	333	16,931
Bill Holdings, Inc. (a)	152	8,018
Box, Inc. - Class A (a)	150	4,937
Braze, Inc. - Class A (a)	237	7,672
Cellebrite Di Ltd (a) (b)	38	642
Check Point Software Technologies Ltd (a)	18	3,536
Clearwater Analytics Holdings, Inc. - Class A (a)	1,055	26,640
Cognex Corporation	184	7,433
Coherent Corp. (a)	13	1,174
Confluent, Inc. - Class A (a)	12	238
Couchbase, Inc. (a)	236	3,799
Credo Technology Group Holding Ltd (a)	129	3,968
CyberArk Software Ltd. (a)	44	12,852
Descartes Systems Group Inc., The (a)	40	4,087
Dynatrace, Inc. (a)	144	7,674
Endava PLC - Class A - ADR (a)	146	3,722
Fabrinet (a)	39	9,365
Fair Isaac Corporation (a)	17	33,164
Five9, Inc. (a)	190	5,460
Freshworks, Inc. - Class A (a)	122	1,396
GitLab Inc. - Class A (a)	168	8,661
Globant S.A. (a)	36	7,104
Guidewire Software, Inc. (a)	72	13,175
HubSpot, Inc. (a)	4	1,877
Indie Semiconductor, Inc. - Class A (a) (b)	4,439	17,711
Itron, Inc. (a)	18	1,928
JFROG Ltd (a)	62	1,797
MACOM Technology Solutions Holdings, Inc. (a)	133	14,763
Mirion Technologies (US), Inc. - Class A (a)	104	1,146
nCino OpCo, Inc. (a)	715	22,595
Novanta Inc. (a)	73	13,063
Nutanix, Inc. - Class A (a)	48	2,847
NVE Corporation	12	943
OneStream, Inc. - Class A (a)	182	6,153
Onto Innovation Inc. (a)	23	4,613
PAR Technology Corporation (a) (b)	181	9,407
PDF Solutions, Inc. (a)	52	1,645
Porch Group Inc - Class A (a) (b)	1,857	2,850
Power Integrations, Inc.	179	11,474
Procore Technologies, Inc. (a)	152	9,366
PROS Holdings, Inc. (a)	68	1,254
Pure Storage, Inc. - Class A (a)	37	1,846
Q2 Holdings, Inc. (a)	36	2,912
Rambus Inc. (a)	189	7,983
Semtech Corporation (a)	129	5,891
SentinelOne, Inc. - Class A (a)	626	14,984
Silicon Motion, Inc. - ADR	23	1,369
SilverSun Techologies, Inc. (a)	57	891
Sitime Corporation (a)	34	5,757
Smartsheet Inc. - Class A (a)	184	10,204
Sprout Social, Inc. - Class A (a)	174	5,057
SPS Commerce, Inc. (a)	105	20,494
Teledyne Technologies Incorporated (a)	31	13,675
Tyler Technologies, Inc. (a)	34	19,607
Varonis Systems, Inc. (a)	329	18,558
Veeco Instruments Inc. (a)	124	4,122
Vertex, Inc. - Class A (a)	29	1,098
Workiva Inc. - Class A (a)	10	812
Zeta Global Holdings Corp. - Class A (a)	205	6,118
		529,316
Industrials 21.4%
AAON, Inc.	348	37,621
ACV Auctions Inc. - Class A (a)	154	3,137
Advanced Drainage Systems, Inc.	58	9,042
AeroVironment, Inc. (a)	22	4,505
Ameresco, Inc. - Class A (a) (b)	37	1,404
Applied Industrial Technologies, Inc.	81	18,220
ATMUS Filtration Technologies Inc.	26	958
Axon Enterprise, Inc. (a)	51	20,397
Beacon Roofing Supply, Inc. (a)	105	9,044
Blue Bird Global Corporation (a)	47	2,247
Booz Allen Hamilton Holding Corporation - Class A	40	6,468
Builders FirstSource, Inc. (a)	12	2,400
BWXT Government Group, Inc.	20	2,125
Casella Waste Systems, Inc. - Class A (a)	194	19,259
CBIZ, Inc. (a)	38	2,540
Chart Industries, Inc. (a) (b)	143	17,769
Clean Harbors, Inc. (a)	14	3,290
Columbus McKinnon Corporation	46	1,641
Comfort Systems USA, Inc.	38	14,872
Construction Partners, Inc. - Class A (a)	45	3,137
CSW Industrials, Inc.	7	2,400
Dayforce, Inc. (a)	119	7,271
Enerpac Tool Group Corp. - Class A	207	8,688
Enovix Corporation (a) (b)	88	818
Exponent, Inc.	48	5,564
FTAI Aviation Ltd.	157	20,881
Gates Industrial Corporation PLC (a)	138	2,428
HEICO Corporation - Class A	120	24,448
IDEX Corporation	8	1,707
John Bean Technologies Corporation	36	3,562
Kirby Corporation (a)	10	1,201
Kornit Digital Ltd. (a)	193	4,975
Limbach Holdings, Inc. (a)	31	2,357
Maximus, Inc.	6	523
Mayville Engineering Company, Inc. (a)	14	293
Mercury Systems, Inc. (a)	453	16,763
Mine Safety Appliances Company, LLC	6	1,039
Montrose Environmental Group, Inc. (a)	361	9,495
MOOG Inc. - Class A	5	1,093
Nextracker LLC - Class A (a)	93	3,501
Nordson Corporation	16	4,272
Omega Flex, Inc.	48	2,403
Orion Group Holdings, Inc. (a)	209	1,204
Parsons Corporation (a)	49	5,080
Paylocity Holding Corporation (a)	19	3,010
Powell Industries, Inc.	3	708
Primoris Services Corporation	19	1,094
RBC Bearings Incorporated (a)	13	3,853
Regal Rexnord Corporation	55	9,089
RXO Inc (a)	53	1,473
Saia, Inc. (a)	57	25,116
Science Applications International Corporation	60	8,401
Simpson Manufacturing Co., Inc.	136	25,852
SiteOne Landscape Supply, Inc. (a)	78	11,784
SPX Technologies, Inc. (a)	17	2,680
Sterling Infrastructure, Inc. (a)	30	4,348
Tecnoglass Inc.	39	2,654
Tetra Tech, Inc.	260	12,231
The AZEK Company Inc. - Class A (a)	161	7,543
The Timken Company	105	8,860
Transcat, Inc. (a)	6	754
TransUnion	117	12,251
Trex Company, Inc. (a)	100	6,625
Verisk Analytics, Inc.	54	14,382
Vestis Corporation	85	1,273
Viad Corp (a)	24	861
Watts Water Technologies, Inc. - Class A	3	603
Willscot Holdings Corporation - Class A (a)	293	11,039
WNS (Holdings) Limited (a)	138	7,264
Zurn Elkay Water Solutions Corporation	33	1,195
		496,985

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Health Care 18.5%
Acadia Healthcare Company, Inc. (a)	53	3,379
ACADIA Pharmaceuticals Inc. (a)	158	2,434
Alkermes Public Limited Company (a)	116	3,256
Amicus Therapeutics, Inc. (a)	166	1,773
Anaptysbio, Inc. (a)	14	475
Apellis Pharmaceuticals, Inc. (a)	59	1,711
Apogee Therapeutics, Inc. (a) (b)	22	1,295
Arcellx Inc. (a)	12	1,019
Arcturus Therapeutics Holdings Inc. (a)	31	726
Arrowhead Pharmaceuticals Inc (a)	123	2,379
AtriCure, Inc. (a)	112	3,141
Axsome Therapeutics, Inc. (a)	63	5,643
Azenta, Inc. (a)	138	6,706
Biohaven Ltd. (a)	23	1,130
BioLife Solutions, Inc. (a)	128	3,199
Biomerica, Inc. (a)	212	69
Blueprint Medicines Corporation (a)	86	7,955
Bridgebio Pharma, Inc. (a)	163	4,130
Cabaletta Bio, Inc. (a)	41	193
Caredx, Inc. (a)	307	9,575
Castle Biosciences, Inc. (a)	121	3,460
Certara, Inc. (a)	593	6,946
Crinetics Pharmaceuticals, Inc. (a)	20	1,022
Cryoport, Inc. (a)	252	2,046
Cytokinetics, Incorporated (a)	81	4,284
CytoSorbents Corporation (a) (b)	539	809
Disc Medicine, Inc. (a)	14	687
Edgewise Therapeutics, Inc. (a)	82	2,191
Establishment Labs Holdings Inc. (a) (b)	79	3,431
Evolent Health, Inc. - Class A (a)	579	16,367
Exact Sciences Corporation (a)	299	20,369
Glaukos Corporation (a)	89	11,583
Globus Medical, Inc. - Class A (a)	33	2,344
Halozyme Therapeutics, Inc. (a)	171	9,770
Harvard Bioscience, Inc. (a)	454	1,221
Health Catalyst, Inc. (a)	259	2,108
HealthEquity, Inc. (a)	239	19,548
IDEAYA Biosciences, Inc. (a)	19	616
Immunome, Inc. (a) (b)	49	714
Immunovant, Inc. (a)	118	3,357
Inari Medical, Inc. (a)	165	6,805
Insmed Incorporated (a)	218	15,956
Inspire Medical Systems, Inc. (a)	34	7,343
Intra-Cellular Therapies, Inc. (a)	10	753
Irhythm Technologies, Inc. (a)	96	7,182
Keros Therapeutics, Inc. (a)	85	4,966
Kiniksa Pharmaceuticals International, PLC - Class A (a)	111	2,770
Krystal Biotech, Inc. (a)	24	4,355
Lantheus Holdings, Inc. (a)	68	7,507
LeMaitre Vascular, Inc.	144	13,394
Maravai LifeSciences Holdings, Inc. - Class A (a)	345	2,865
Masimo Corporation (a)	56	7,533
Medpace Holdings, Inc. (a)	3	1,138
MoonLake Immunotherapeutics AG - Class A (a) (b)	36	1,802
Natera, Inc. (a)	67	8,449
National Research Corporation	95	2,161
Neurocrine Biosciences, Inc. (a)	24	2,735
Nuvalent, Inc. - Class A (a)	9	953
Olema Pharmaceuticals Inc. (a)	54	645
Option Care Health, Inc. (a)	89	2,772
Orthopediatrics Corp. (a)	292	7,912
Phreesia, Inc. (a)	116	2,639
Pliant Therapeutics, Inc. (a)	98	1,099
Procept Biorobotics Corporation (a)	44	3,506
Protagonist Therapeutics, Inc. (a)	8	349
Quanterix Corporation (a)	274	3,545
RadNet, Inc. (a)	88	6,123
Repligen Corporation (a)	75	11,210
Revolution Medicines, Inc. (a)	26	1,168
Rocket Pharmaceuticals, Inc. (a)	171	3,164
RxSight, Inc. (a)	17	863
Sarepta Therapeutics, Inc. (a)	13	1,590
Sgry, LLC (a)	403	12,984
SI-BONE, Inc. (a)	582	8,132
Springworks Therapeutics, Inc. (a)	133	4,257
Stevanato Group Societa' Per Azioni (b)	264	5,282
Stoke Therapeutics, Inc. (a)	82	1,008
Syndax Pharmaceuticals, Inc. (a)	58	1,107
Tandem Diabetes Care, Inc. (a)	76	3,231
The Ensign Group, Inc.	40	5,687
TransMedics Group, Inc. (a) (b)	68	10,773
Twist Bioscience Corporation (a)	21	961
U. S. Physical Therapy, Inc.	46	3,932
Ultragenyx Pharmaceutical Inc. (a)	71	3,963
Vaxcyte, Inc. (a)	140	15,975
Veracyte, Inc. (a)	285	9,719
Vericel Corporation (a)	60	2,525
Viking Therapeutics, Inc. (a)	86	5,439
West Pharmaceutical Services, Inc.	53	15,777
Xenon Pharmaceuticals Inc. (a)	41	1,608
		430,673
Financials 12.6%
Euronet Worldwide, Inc. (a)	111	11,030
Evercore Inc. - Class A	57	14,592
FactSet Research Systems Inc.	40	18,428
FirstCash, Inc.	40	4,577
Flywire Corporation (a)	29	478
Goosehead Insurance, Inc. - Class A (a)	112	10,043
HA Sustainable Infrastructure Capital, Inc.	25	858
Hamilton Lane Incorporated - Class A	34	5,652
Houlihan Lokey, Inc. - Class A	28	4,458
Jack Henry & Associates, Inc.	70	12,381
Kinsale Capital Group, Inc.	23	10,794
LPL Financial Holdings Inc.	18	4,221
Marex Group PLC	95	2,243
MarketAxess Holdings Inc.	1	291
Moelis & Company - Class A	212	14,518
Morningstar, Inc.	42	13,461
Palomar Holdings, Inc. (a)	12	1,119
Payoneer Global Inc. (a)	496	3,731
Primerica, Inc.	40	10,528
Ryan Specialty Group Holdings, Inc. - Class A	649	43,075
Selective Insurance Group, Inc.	23	2,107
ServisFirst Bancshares, Inc.	116	9,312
Shift4 Payments, LLC - Class A (a) (b)	310	27,483
SoFi Technologies, Inc. (a) (b)	137	1,079
StepStone Group Inc. - Class A	220	12,501
The Bancorp, Inc. (a)	72	3,854
Toast, Inc. - Class A (a)	156	4,417
Triumph Financial, Inc. (a)	88	7,030
Victory Capital Holdings, Inc. - Class A	97	5,395
Walker & Dunlop, Inc.	37	4,188
Western Alliance Bancorporation	128	11,107
Wex, Inc. (a)	59	12,337
Wintrust Financial Corporation	35	3,748
WisdomTree, Inc. (b)	156	1,561
		292,597
Consumer Discretionary 10.4%
American Eagle Outfitters, Inc.	255	5,704
Boot Barn Holdings, Inc. (a)	99	16,559
Bright Horizons Family Solutions, Inc. (a)	35	4,910
Brunello Cucinelli S.p.A.	58	6,259
Caesars Entertainment, Inc. (a)	240	10,023
Churchill Downs Incorporated	99	13,481
DK Crown Holdings Inc. - Class A (a)	169	6,637
Dream Finders Homes, Inc. - Class A (a)	209	7,577
First Watch Restaurant Group, Inc. (a)	402	6,270
Floor & Decor Holdings, Inc. - Class A (a)	42	5,203
Fox Factory Holding Corp. (a)	172	7,156
Genius Sports Limited (a)	684	5,362
Gentherm Incorporated (a)	37	1,731
Holley Inc. (a)	435	1,282
Installed Building Products, Inc.	48	11,906
Kura Sushi USA, Inc. - Class A (a) (b)	37	2,961
Life Time Group Holdings, Inc. (a)	111	2,721
Lovesac Company, The (a)	41	1,173

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Modine Manufacturing Company (a)	52	6,940
Ollie's Bargain Outlet Holdings, Inc. (a)	248	24,111
Pool Corporation	52	19,443
Portillo's Inc. - Class A (a) (b)	118	1,590
Revolve Group Inc. - Class A (a)	205	5,073
RH (a)	6	1,923
SharkNinja, Inc.	57	6,175
Skechers U.S.A., Inc. - Class A (a)	97	6,539
Skyline Champion Corporation (a)	40	3,805
Smith Douglas Homes Corp. - Class A (a) (b)	78	2,940
Sportradar Group AG - Class A (a)	92	1,112
Sweetgreen, Inc. - Class A (a)	167	5,935
Texas Roadhouse, Inc. - Class A	107	18,880
Topgolf Callaway Brands Corp. (a) (b)	166	1,819
Under Armour, Inc. - Class C (a)	287	2,398
Universal Technical Institute, Inc. (a)	51	829
Watches of Switzerland Group PLC (a)	515	3,298
Wayfair Inc. - Class A (a) (b)	14	785
Wingstop Inc.	3	1,073
Wynn Resorts, Limited	103	9,829
		241,412
Communication Services 4.5%
Auto Trader Group PLC	1,108	12,885
Cogent Communications Holdings, Inc.	40	3,001
EverQuote, Inc. - Class A (a)	47	988
IAC Inc. (a)	190	10,212
Liberty Media Corporation - Series A (a)	62	4,432
Liberty Media Corporation - Series C (a)	189	9,708
Magnite, Inc. (a)	1,091	15,110
Reddit, Inc. - Class A (a)	131	8,624
Rightmove PLC	2,002	16,565
Rightmove PLC - ADR (b)	648	10,860
TKO Group Holdings Inc. - Class A	51	6,350
Vivid Seats Inc. - Class A (a)	1,762	6,519
		105,254
Consumer Staples 2.8%
Bellring Intermediate Holdings, Inc. (a)	53	3,213
Celsius Holdings, Inc. (a)	173	5,419
Freshpet, Inc. (a)	104	14,241
Oddity Tech Ltd - Class A (a) (b)	100	4,022
Performance Food Group Company (a)	132	10,361
PriceSmart, Inc.	20	1,859
Sprouts Farmers Market, Inc. (a)	26	2,865
SunOpta Inc. (a)	724	4,617
The Chefs' Warehouse, Inc. (a)	181	7,624
UTZ Brands, Inc. - Class A	104	1,841
Vita Coco Company, Inc., The (a)	295	8,355
Vital Farms, Inc. (a)	34	1,210
		65,627
Materials 1.6%
Arcadium Lithium PLC (a)	344	981
Avient Corporation	231	11,618
Balchem Corporation	4	730
Carpenter Technology Corporation	63	9,975
Innospec Inc.	26	2,919
Knife River Corporation (a)	33	2,961
Materion Corporation	53	5,925
Summit Materials, Inc. - Class A (a)	42	1,649
		36,758
Energy 1.2%
Cactus, Inc. - Class A	56	3,361
Matador Resources Company	265	13,151
Newpark Resources, Inc. (a)	250	1,736
Range Resources Corporation	72	2,208
TechnipFMC PLC	176	4,629
Tidewater Inc. (a)	13	939
Weatherford International Public Limited Company	28	2,419
		28,443
Real Estate 1.1%
Compass, Inc. - Class A (a)	332	2,030
CoStar Group, Inc. (a)	31	2,305
EastGroup Properties, Inc.	46	8,629
National Storage Affiliates Trust	17	809
Real Brokerage Inc., The (a) (b)	303	1,684
Rexford Industrial Realty, Inc.	138	6,932
Terreno Realty Corporation	57	3,826
		26,215
Total Common Stocks (cost $1,893,854)		2,253,280
RIGHTS 0.0%
Flexion Therapeutics, Inc. (a) (b) (c)	491	5
Total Rights (cost $0)		5
SHORT TERM INVESTMENTS 4.4%
Investment Companies 3.2%
JNL Government Money Market Fund - Class I, 4.82% (d) (e)	75,796	75,796
Securities Lending Collateral 1.2%
JNL Government Money Market Fund - Class SL, 4.92% (d) (e)	27,788	27,788
Total Short Term Investments (cost $103,584)		103,584
Total Investments 101.2% (cost $1,997,438)		2,356,869
Other Assets and Liabilities, Net (1.2)%		(29,094)
Total Net Assets 100.0%		2,327,775

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2024.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL Multi-Manager Small Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	36,797	697,568	658,569	2,593	—	—	75,796	3.2
JNL Government Money Market Fund, 4.92% - Class SL	13,904	228,455	214,571	393	—	—	27,788	1.2
	50,701	926,023	873,140	2,986	—	—	103,584	4.4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Small Cap Growth Fund
Assets - Securities
Common Stocks	2,214,273	39,007	—	2,253,280
Rights	—	—	5	5
Short Term Investments	103,584	—	—	103,584
	2,317,857	39,007	5	2,356,869

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Value Fund
COMMON STOCKS 97.9%
Industrials 25.2%
ACV Auctions Inc. - Class A (a)	376	7,637
Air Lease Corporation - Class A	554	25,074
Air Transport Services Group, Inc. (a)	503	8,139
Alight, Inc. - Class A (a)	705	5,219
American Woodmark Corporation (a)	215	20,079
API Group Corporation (a)	653	21,538
Argan, Inc.	37	3,786
Armstrong World Industries, Inc.	58	7,557
Atkore Inc.	77	6,564
Beacon Roofing Supply, Inc. (a)	124	10,703
BrightView Holdings, Inc. (a)	293	4,607
Clarivate PLC (a)	491	3,483
CNH Industrial N.V.	183	2,033
CoreCivic, Inc. (a)	536	6,776
CSW Industrials, Inc.	35	12,943
Dun & Bradstreet Holdings, Inc.	443	5,094
Enerpac Tool Group Corp. - Class A	234	9,782
ESAB Corporation	78	8,279
Gates Industrial Corporation PLC (a)	388	6,808
GMS Inc. (a)	94	8,535
Gorman- Rupp Company, The	96	3,753
GXO Logistics Inc. (a)	241	12,567
H&E Equipment Services, Inc.	99	4,803
Hayward Holdings, Inc. (a)	822	12,602
Hillman Solutions Corp. - Class A (a)	2,910	30,726
Huron Consulting Group Inc. (a)	57	6,227
Insperity, Inc.	171	15,058
Janus International Group, Inc. (a)	839	8,487
JELD-WEN Holding, Inc. (a)	271	4,280
Landstar System, Inc.	62	11,756
Maximus, Inc.	71	6,619
McGrath RentCorp	63	6,677
Mine Safety Appliances Company, LLC	33	5,917
MOOG Inc. - Class A	25	5,068
Mueller Industries, Inc.	150	11,128
MYR Group Inc. (a)	32	3,241
Openlane, Inc. (a)	327	5,518
Rentokil Initial PLC - ADR (b)	89	2,208
Rush Enterprises, Inc. - Class A	178	9,427
Steelcase Inc. - Class A	650	8,762
Tecnoglass Inc.	121	8,276
The AZEK Company Inc. - Class A (a)	214	10,001
Trinet Group, Inc.	39	3,771
U-Haul Holding Company - Series N	238	17,144
Unifirst Corporation	108	21,533
Viad Corp (a)	80	2,882
Vm Consolidated, Inc. - Class A (a)	824	22,916
Werner Enterprises, Inc.	110	4,229
WESCO International, Inc.	29	4,894
Willscot Holdings Corporation - Class A (a)	145	5,454
Woodward, Inc.	85	14,597
		475,157
Financials 19.4%
1st Source Corporation	24	1,440
Assured Guaranty Ltd.	211	16,817
AXIS Capital Holdings Limited	108	8,604
Bank of Hawaii Corporation	51	3,231
Bank OZK	48	2,047
BankUnited, Inc.	154	5,598
Brookline Bancorp, Inc.	195	1,965
Cannae Holdings, Inc.	408	7,784
Cathay General Bancorp	119	5,124
CNA Financial Corporation	88	4,287
CNO Financial Group, Inc.	117	4,098
Columbia Banking System, Inc.	385	10,047
Commerce Bancshares, Inc.	190	11,269
Enstar Group Limited (a)	40	12,960
Essent Group Ltd.	111	7,131
Euronet Worldwide, Inc. (a)	112	11,114
EVERTEC, Inc.	129	4,388
F.N.B. Corporation	128	1,812
Federated Hermes, Inc. - Class B	39	1,451
First American Financial Corporation	188	12,403
First Citizens BancShares, Inc. - Class A	10	19,050
First Hawaiian, Inc.	440	10,188
Genworth Financial, Inc. - Class A (a)	1,216	8,329
Glacier Bancorp, Inc.	325	14,872
HA Sustainable Infrastructure Capital, Inc.	31	1,051
Hanover Insurance Group Inc, The	26	3,911
International Bancshares Corporation	117	7,008
LendingTree, Inc. (a)	18	1,056
LPL Financial Holdings Inc.	12	2,795
Marqeta, Inc. - Class A (a)	833	4,098
P10, Inc. - Class A	447	4,790
Radian Group Inc.	112	3,895
RenaissanceRe Holdings Ltd	43	11,720
Sandy Spring Bancorp, Inc.	142	4,443
Stewart Information Services Corporation	88	6,574
The Bancorp, Inc. (a)	168	9,011
UMB Financial Corporation	92	9,648
Virtu Financial, Inc. - Class A	264	8,054
Virtus Investment Partners, Inc.	50	10,373
WAFD, Inc.	166	5,781
Western Alliance Bancorporation	156	13,521
Wex, Inc. (a)	57	11,850
White Mountains Insurance Group Ltd	16	27,623
Wintrust Financial Corporation	216	23,483
WSFS Financial Corporation	158	8,062
		364,756
Consumer Discretionary 15.0%
Advance Auto Parts, Inc.	38	1,479
American Eagle Outfitters, Inc.	424	9,498
America's Car Mart, Inc. (a)	101	4,249
Carter's, Inc.	94	6,136
Dorman Products, Inc. (a)	125	14,189
Dream Finders Homes, Inc. - Class A (a)	299	10,842
Frontdoor, Inc. (a)	417	19,994
Gentex Corporation	463	13,723
Grand Canyon Education, Inc. (a)	55	7,766
Group 1 Automotive, Inc.	21	8,026
Hanesbrands Inc. (a)	937	6,888
Hasbro, Inc.	96	6,939
LCI Industries	41	4,938
Les Vetements de Sport Gildan Inc. - Class A	383	18,043
LGI Homes, Inc. (a)	40	4,711
Lithia Motors, Inc. - Class A	32	10,309
LKQ Corporation	282	11,271
M/I Homes, Inc. (a)	36	6,174
Malibu Boats, Inc. - Class A (a)	215	8,345
Meritage Homes Corporation	9	1,944
Modine Manufacturing Company (a)	137	18,212
Murphy USA Inc.	24	11,643
Ollie's Bargain Outlet Holdings, Inc. (a)	87	8,471
Papa John's International, Inc.	116	6,273
Patrick Industries, Inc.	71	10,079
Polaris Inc.	34	2,866
Stoneridge, Inc. (a)	327	3,661
Thor Industries, Inc.	51	5,554
United Parks And Resorts Inc. (a) (b)	72	3,642
Vail Resorts, Inc.	20	3,470
Winmark Corporation	7	2,769
Winnebago Industries, Inc.	228	13,225
Wyndham Hotels & Resorts, Inc.	126	9,836
YETI Holdings, Inc. (a)	191	7,845
		283,010
Health Care 11.0%
Acadia Healthcare Company, Inc. (a)	98	6,199
AdaptHealth LLC - Class A (a)	1,192	13,386
Addus HomeCare Corporation (a)	207	27,600
Alphatec Holdings, Inc. (a)	103	573
AMN Healthcare Services, Inc. (a)	222	9,402
Arcellx Inc. (a)	18	1,494
Bausch + Lomb Corporation (a)	176	3,391
CONMED Corporation	137	9,849

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
CRISPR Therapeutics AG (a) (b)	53	2,469
Cross Country Healthcare, Inc. (a)	289	3,878
Dentsply Sirona Inc.	348	9,416
DocGo Inc. (a) (b)	1,180	3,918
Dynavax Technologies Corporation (a)	165	1,836
Editas Medicine, Inc. (a)	71	242
Embecta Corp.	199	2,806
Encompass Health Corporation	93	9,025
Enovis Corporation (a)	61	2,627
Evolent Health, Inc. - Class A (a)	84	2,372
ICU Medical, Inc. (a)	103	18,787
Inspire Medical Systems, Inc. (a)	5	978
Integer Holdings Corporation (a)	67	8,765
Lantheus Holdings, Inc. (a)	182	19,977
MoonLake Immunotherapeutics AG - Class A (a) (b)	53	2,653
Patterson Companies, Inc.	135	2,956
Perrigo Company Public Limited Company	290	7,619
Relay Therapeutics, Inc. (a)	116	821
Smith & Nephew PLC - ADR (b)	120	3,732
Tango Therapeutics, Inc. (a)	165	1,267
The Ensign Group, Inc. (b)	111	15,918
UFP Technologies, Inc. (a)	13	4,137
Varex Imaging Corporation (a)	402	4,792
Vericel Corporation (a)	104	4,396
Zynex, Inc. (a) (b)	93	759
		208,040
Information Technology 7.8%
ACI Worldwide, Inc. (a)	287	14,614
Arrow Electronics, Inc. (a)	69	9,209
ASGN Incorporated (a)	103	9,603
Axcelis Technologies, Inc. (a)	133	13,945
ePlus inc. (a)	241	23,629
Formfactor, Inc. (a)	76	3,496
InterDigital, Inc. (b)	33	4,674
Kulicke and Soffa Industries, Inc.	107	4,824
MeridianLink, Inc. (a)	528	10,870
MKS Instruments, Inc.	43	4,709
Napco Security Technologies, Inc.	114	4,592
NCR Voyix Corporation (a)	177	2,399
PAR Technology Corporation (a) (b)	174	9,051
Plexus Corp. (a)	13	1,745
Silicon Motion, Inc. - ADR	199	12,087
Smartsheet Inc. - Class A (a)	52	2,889
TD SYNNEX Corporation	88	10,543
Vontier Corporation	147	4,964
		147,843
Consumer Staples 4.8%
BJ's Wholesale Club Holdings, Inc. (a)	165	13,647
Cal-Maine Foods, Inc.	67	4,995
Central Garden & Pet Company - Class A (a)	141	4,418
Flowers Foods, Inc.	410	9,449
Grocery Outlet Holding Corp. (a)	489	8,577
Ingles Markets, Incorporated - Class A	49	3,635
Ingredion Incorporated	54	7,396
Inter Parfums, Inc.	77	10,009
Lancaster Colony Corporation	44	7,753
Molson Coors Beverage Company - Class B	142	8,177
Nomad Foods Limited	262	5,003
Sprouts Farmers Market, Inc. (a)	60	6,625
		89,684
Real Estate 4.1%
Alexander & Baldwin, Inc.	411	7,898
Apple Hospitality REIT, Inc.	294	4,371
Brandywine Realty Trust	517	2,811
Cushman & Wakefield PLC (a)	1,106	15,076
Getty Realty Corp.	110	3,503
Highwoods Properties, Inc.	97	3,244
Independence Realty Trust, Inc.	103	2,116
Marcus & Millichap Company	342	13,546
PotlatchDeltic Corporation	119	5,363
Ryman Hospitality Properties, Inc.	68	7,297
STAG Industrial, Inc.	158	6,167
Terreno Realty Corporation	87	5,782
		77,174
Materials 3.6%
Ashland Inc.	114	9,941
Century Aluminum Company (a)	162	2,625
Commercial Metals Company	49	2,671
Element Solutions Inc.	955	25,947
Hecla Mining Company	596	3,977
Knife River Corporation (a)	42	3,769
Quaker Chemical Corporation	24	3,976
Summit Materials, Inc. - Class A (a)	238	9,299
TriMas Corporation	75	1,910
Warrior Met Coal, Inc.	50	3,181
		67,296
Energy 3.4%
Atlas Energy Solutions Inc. (b)	357	7,785
CNX Resources Corporation (a)	196	6,379
CVR Energy, Inc. (b)	62	1,432
Delek US Holdings, Inc.	199	3,739
DHT Holdings, Inc.	327	3,611
DMC Global Inc. (a)	364	4,730
HF Sinclair Corporation	83	3,686
Matador Resources Company	84	4,135
Ovintiv Canada ULC	33	1,270
Permian Resources Corporation - Class A	480	6,537
Range Resources Corporation	193	5,935
SM Energy Company	171	6,844
Solaris Energy Infrastructure, Inc. - Class A	340	4,339
Talos Energy Inc. (a)	280	2,899
		63,321
Utilities 3.0%
ALLETE, Inc.	39	2,487
Avista Corporation	63	2,431
Black Hills Corporation	71	4,327
Clearway Energy, Inc. - Class C	138	4,221
IDACORP, Inc.	15	1,569
NorthWestern Corporation	122	7,004
Portland General Electric Company	95	4,573
Southwest Gas Holdings, Inc.	79	5,798
Spire Inc.	48	3,200
Talen Energy Corporation (a)	70	12,443
TXNM Energy, Inc.	143	6,265
Vistra Corp.	26	3,075
		57,393
Communication Services 0.6%
Lumen Technologies Inc. (a)	287	2,038
Telephone and Data Systems, Inc.	142	3,306
TripAdvisor, Inc. (a)	228	3,299
Yelp Inc. (a)	69	2,408
		11,051
Total Common Stocks (cost $1,533,959)		1,844,725
SHORT TERM INVESTMENTS 2.6%
Investment Companies 2.2%
JNL Government Money Market Fund - Class I, 4.82% (c) (d)	41,358	41,358
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 4.92% (c) (d)	8,281	8,281
Total Short Term Investments (cost $49,639)		49,639
Total Investments 100.5% (cost $1,583,598)		1,894,364
Other Assets and Liabilities, Net (0.5)%		(9,550)
Total Net Assets 100.0%		1,884,814

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL Multi-Manager Small Cap Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	36,384	336,973	331,999	1,800	—	—	41,358	2.2
JNL Government Money Market Fund, 4.92% - Class SL	2,204	119,206	113,129	166	—	—	8,281	0.4
	38,588	456,179	445,128	1,966	—	—	49,639	2.6

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Small Cap Value Fund
Assets - Securities
Common Stocks	1,844,725	—	—	1,844,725
Short Term Investments	49,639	—	—	49,639
	1,894,364	—	—	1,894,364

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL Multi-Manager U.S. Select Equity Fund
COMMON STOCKS 98.3%
Information Technology 24.4%
AppLovin Corporation - Class A (a)	281	36,666
Arista Networks, Inc. (a)	50	19,330
Broadcom Inc.	37	6,390
Datadog, Inc. - Class A (a)	74	8,565
Entegris, Inc.	82	9,247
Gartner, Inc. (a)	21	10,767
Microsoft Corporation	110	47,127
Monday.Com Ltd. (a)	48	13,274
NVIDIA Corporation	286	34,748
Taiwan Semiconductor Manufacturing Company Limited - ADR	58	10,142
		196,256
Health Care 17.7%
Eli Lilly and Company	51	45,360
Illumina, Inc. (a)	58	7,615
Intuitive Surgical, Inc. (a)	9	4,420
Johnson & Johnson	48	7,743
McKesson Corporation	32	15,724
Novo Nordisk A/S - ADR	140	16,626
The Cigna Group	34	11,688
UnitedHealth Group Incorporated	57	33,396
		142,572
Financials 11.9%
Allstate Corporation, The	31	5,854
Arthur J. Gallagher & Co.	34	9,706
CBOE Global Markets, Inc.	22	4,424
CME Group Inc. - Class A	20	4,482
Intercontinental Exchange, Inc.	28	4,482
LPL Financial Holdings Inc.	50	11,735
Reinsurance Group of America, Incorporated	88	19,068
The Progressive Corporation	33	8,290
Visa Inc. - Class A	101	27,754
		95,795
Consumer Staples 11.5%
British American Tobacco P.L.C. - ADR	327	11,951
Coca-Cola Company, The	232	16,703
Freshpet, Inc. (a)	145	19,774
Philip Morris International Inc.	188	22,790
Procter & Gamble Company, The	44	7,685
Walmart Inc.	167	13,508
		92,411
Communication Services 9.8%
AT&T Inc.	685	15,062
Meta Platforms, Inc. - Class A	71	40,124
Netflix, Inc. (a)	17	12,402
Verizon Communications Inc.	257	11,549
		79,137
Industrials 9.3%
Booz Allen Hamilton Holding Corporation - Class A	109	17,719
Canadian Pacific Kansas City Limited	106	9,063
GE Vernova Inc. (a)	43	10,837
General Electric Company	111	21,017
Tetra Tech, Inc.	345	16,284
		74,920
Utilities 5.4%
American Electric Power Company, Inc.	94	9,681
CMS Energy Corporation	113	8,007
Duke Energy Corporation	73	8,426
NextEra Energy, Inc.	108	9,163
The Southern Company	94	8,456
		43,733
Consumer Discretionary 5.4%
Amazon.com, Inc. (a)	233	43,455
Energy 2.0%
Canadian Natural Resources Limited	250	8,288
Exxon Mobil Corporation	68	7,979
		16,267
Materials 0.9%
Corteva, Inc.	117	6,853
Total Common Stocks (cost $670,329)		791,399
SHORT TERM INVESTMENTS 1.9%
Investment Companies 1.6%
JNL Government Money Market Fund - Class I, 4.82% (b) (c)	12,690	12,690
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 4.92% (b) (c)	2,288	2,288
Total Short Term Investments (cost $14,978)		14,978
Total Investments 100.2% (cost $685,307)		806,377
Other Assets and Liabilities, Net (0.2)%		(1,541)
Total Net Assets 100.0%		804,836

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL Multi-Manager U.S. Select Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	11,007	531,994	530,311	526	—	—	12,690	1.6
JNL Government Money Market Fund, 4.92% - Class SL	5,390	53,572	56,674	67	—	—	2,288	0.3
	16,397	585,566	586,985	593	—	—	14,978	1.9

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager U.S. Select Equity Fund
Assets - Securities
Common Stocks	791,399	—	—	791,399
Short Term Investments	14,978	—	—	14,978
	806,377	—	—	806,377

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL S&P 500 Index Fund
COMMON STOCKS 98.6%
Information Technology 31.3%
Accenture Public Limited Company - Class A	6	2,173
Adobe Inc. (a)	4	2,252
Advanced Micro Devices, Inc. (a)	16	2,598
Akamai Technologies, Inc. (a)	2	156
Amazon Holdco Inc. (a)	1	39
Amphenol Corporation - Class A	12	773
Analog Devices, Inc.	5	1,127
ANSYS, Inc. (a)	1	280
Apple Inc.	149	34,757
Applied Materials, Inc.	8	1,637
Arista Networks, Inc. (a)	3	962
Autodesk, Inc. (a)	2	586
Broadcom Inc.	46	7,878
Cadence Design Systems, Inc. (a)	3	718
CDW Corp.	1	294
Cisco Systems, Inc.	40	2,104
Cognizant Technology Solutions Corporation - Class A	5	365
Corning Incorporated	8	346
CrowdStrike Holdings, Inc. - Class A (a)	2	625
Dell Technologies Inc. - Class C	3	335
Enphase Energy, Inc. (a)	1	153
EPAM Systems, Inc. (a)	1	115
F5, Inc. (a)	1	128
Fair Isaac Corporation (a)	—	472
First Solar, Inc. (a)	1	265
Fortinet, Inc. (a)	6	488
Gartner, Inc. (a)	1	387
Gen Digital Inc.	5	150
GoDaddy Inc. - Class A (a)	1	215
Hewlett Packard Enterprise Company	12	254
HP, Inc.	9	327
Intel Corporation	42	986
International Business Machines Corporation	9	2,005
Intuit Inc.	3	1,698
Jabil Inc.	1	141
Juniper Networks, Inc.	3	124
Keysight Technologies, Inc. (a)	2	273
KLA Corporation	1	1,014
Lam Research Corporation	1	1,035
Microchip Technology Incorporated	5	426
Micron Technology, Inc.	11	1,134
Microsoft Corporation	73	31,381
Monolithic Power Systems, Inc.	—	444
Motorola Solutions, Inc.	2	741
NetApp, Inc.	2	250
NVIDIA Corporation	241	29,310
NXP Semiconductors N.V.	3	604
On Semiconductor Corporation (a)	4	315
Oracle Corporation	16	2,663
Palantir Technologies Inc. - Class A (a)	20	735
Palo Alto Networks, Inc. (a)	3	1,090
PTC Inc. (a)	1	212
Qorvo, Inc. (a)	1	94
Qualcomm Incorporated	11	1,858
Roper Technologies, Inc.	1	583
Salesforce, Inc.	10	2,602
Seagate Technology Holdings Public Limited Company	2	215
ServiceNow, Inc. (a)	2	1,810
Skyworks Solutions, Inc.	2	157
Super Micro Computer, Inc. (a) (b)	1	210
Synopsys, Inc. (a)	2	765
Te Connectivity Public Limited Company	3	449
Teledyne Technologies Incorporated (a)	—	205
Teradyne, Inc.	2	202
Texas Instruments Incorporated	9	1,857
Trimble Inc. (a)	2	151
Tyler Technologies, Inc. (a)	—	251
VeriSign, Inc. (a)	1	150
Western Digital Corporation (a)	3	218
Zebra Technologies Corporation - Class A (a)	—	181
		151,498
Financials 12.7%
AFLAC Incorporated	5	550
Allstate Corporation, The	3	487
American Express Company	6	1,494
American International Group, Inc.	6	454
Ameriprise Financial, Inc.	1	456
AON Public Limited Company - Class A	2	728
Arch Capital Group Ltd. (a)	4	416
Arthur J. Gallagher & Co.	2	608
Assurant, Inc.	1	99
Bank of America Corporation	66	2,628
Bank of New York Mellon Corporation, The (c)	7	517
Berkshire Hathaway Inc. - Class B (a)	18	8,253
BlackRock, Inc.	1	1,289
Blackstone Inc. - Class A	7	1,072
Brown & Brown, Inc.	2	240
Capital One Financial Corporation	4	565
CBOE Global Markets, Inc.	1	216
Charles Schwab Corporation, The	15	955
Chubb Limited	4	1,063
Cincinnati Financial Corporation	2	215
Citigroup Inc.	19	1,179
Citizens Financial Group, Inc.	4	183
CME Group Inc. - Class A	4	777
Corpay Inc (a)	1	221
Discover Financial Services	3	353
Erie Indemnity Company - Class A	—	111
Everest Group, Ltd.	—	156
FactSet Research Systems Inc.	—	172
Fidelity National Information Services, Inc.	5	453
Fifth Third Bancorp	7	286
Fiserv, Inc. (a)	6	1,015
Franklin Resources, Inc.	3	56
Global Payments Inc.	2	254
Globe Life Inc.	1	88
Goldman Sachs Group, Inc., The	3	1,534
Hartford Financial Services Group, Inc. , The	3	343
Huntington Bancshares Incorporated	14	206
Intercontinental Exchange, Inc.	6	910
Invesco Ltd.	4	77
Jack Henry & Associates, Inc.	1	133
JPMorgan Chase & Co.	28	5,886
KeyCorp	9	157
KKR & Co. Inc. - Class A	7	861
Loews Corporation	2	146
M&T Bank Corporation	2	300
MarketAxess Holdings Inc.	—	100
Marsh & Mclennan Companies, Inc.	5	1,067
MasterCard Incorporated - Class A	8	4,002
MetLife, Inc.	6	479
Moody's Corporation	2	736
Morgan Stanley	12	1,268
MSCI Inc. - Class A	1	456
Nasdaq, Inc.	4	298
Northern Trust Corporation	2	183
PayPal Holdings, Inc. (a)	10	783
Principal Financial Group, Inc.	2	185
Prudential Financial, Inc.	4	430
Raymond James Financial, Inc.	2	228
Regions Financial Corporation	9	216
S&P Global Inc.	3	1,614
State Street Corporation	3	269
Synchrony Financial	4	184
T. Rowe Price Group, Inc.	2	233
The PNC Financial Services Group, Inc.	4	712
The Progressive Corporation	6	1,467
Travelers Companies, Inc. , The	2	522
Truist Financial Corporation	13	558
U.S. Bancorp	15	704
Visa Inc. - Class A	16	4,506
W. R. Berkley Corporation	3	175
Wells Fargo & Company	33	1,887

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Willis Towers Watson Public Limited Company	1	300
		61,724
Health Care 11.4%
Abbott Laboratories	17	1,940
AbbVie Inc.	17	3,422
Agilent Technologies, Inc.	3	430
Align Technology, Inc. (a)	1	181
Amgen Inc.	5	1,706
Baxter International Inc.	5	186
Becton, Dickinson and Company	3	680
Biogen Inc. (a)	1	273
Bio-Techne Corporation	1	118
Boston Scientific Corporation (a)	15	1,216
Bristol-Myers Squibb Company	20	1,040
Cardinal Health, Inc.	2	268
Catalent, Inc. (a)	2	101
Cencora, Inc.	2	361
Centene Corporation (a)	5	381
Charles River Laboratories International, Inc. (a)	1	99
CVS Health Corporation	12	770
Danaher Corporation	6	1,753
DaVita Inc. (a)	—	78
DexCom, Inc. (a)	4	265
Edwards Lifesciences Corporation (a)	6	391
Elevance Health, Inc.	2	1,175
Eli Lilly and Company	8	6,857
GE HealthCare Technologies Inc.	4	396
Gilead Sciences, Inc.	12	1,021
HCA Healthcare, Inc.	2	741
Henry Schein, Inc. (a)	1	93
Hologic, Inc. (a)	2	194
Humana Inc.	1	379
IDEXX Laboratories, Inc. (a)	1	399
Incyte Corporation (a)	2	104
Insulet Corporation (a)	1	167
Intuitive Surgical, Inc. (a)	3	1,701
IQVIA Holdings Inc (a)	2	403
Johnson & Johnson	24	3,828
Labcorp Holdings Inc.	1	190
McKesson Corporation	1	637
Medtronic, Inc.	13	1,133
Merck & Co., Inc.	25	2,821
Mettler-Toledo International Inc. (a)	—	315
Moderna, Inc. (a)	3	225
Molina Healthcare, Inc. (a)	1	203
Pfizer Inc.	56	1,619
Quest Diagnostics Incorporated	1	175
Regeneron Pharmaceuticals, Inc. (a)	1	1,101
ResMed Inc.	1	352
Revvity, Inc.	1	158
Solventum Corporation (a)	1	90
Steris Public Limited Company	1	238
Stryker Corporation	3	1,209
Teleflex Incorporated	—	113
The Cigna Group	3	950
The Cooper Companies, Inc. (a)	2	209
Thermo Fisher Scientific Inc.	4	2,312
UnitedHealth Group Incorporated	9	5,294
Universal Health Services, Inc. - Class B	1	142
Vertex Pharmaceuticals Incorporated (a)	3	1,185
Viatris Inc.	11	131
Waters Corporation (a)	1	211
West Pharmaceutical Services, Inc.	1	220
Zimmer Biomet Holdings, Inc.	2	216
Zoetis Inc. - Class A	4	863
		55,429
Consumer Discretionary 10.0%
Airbnb, Inc. - Class A (a)	4	553
Amazon.com, Inc. (a)	92	17,058
Aptiv PLC (a)	3	187
AutoZone, Inc. (a)	—	532
Best Buy Co., Inc.	2	195
Booking Holdings Inc.	—	1,386
BorgWarner Inc.	2	82
Caesars Entertainment, Inc. (a)	2	81
CarMax, Inc. (a)	2	126
Carnival Corporation (a)	10	190
Chipotle Mexican Grill, Inc. (a)	13	772
D.R. Horton, Inc.	3	552
Darden Restaurants, Inc.	1	180
Deckers Outdoor Corporation (a)	2	244
Domino's Pizza, Inc.	—	145
eBay Inc.	5	305
Expedia Group, Inc. (a)	1	188
Ford Motor Company	39	411
Garmin Ltd.	2	265
General Motors Company	11	491
Genuine Parts Company	1	185
Hasbro, Inc.	1	89
Hilton Worldwide Holdings Inc.	2	563
Home Depot, Inc. , The	10	3,942
Las Vegas Sands Corp.	3	164
Lennar Corporation - Class A	2	451
LKQ Corporation	2	99
Lowe`s Companies, Inc.	6	1,512
Lululemon Athletica Inc. (a)	1	301
Marriott International, Inc. - Class A	2	570
McDonald's Corporation	7	2,143
MGM Resorts International (a)	2	79
Mohawk Industries, Inc. (a)	1	90
NIKE, Inc. - Class B	12	1,042
Norwegian Cruise Line Holdings Ltd. (a)	4	90
NVR, Inc. (a)	—	294
O'Reilly Automotive, Inc. (a)	1	655
Pool Corporation	—	148
PulteGroup, Inc.	2	283
Ralph Lauren Corporation - Class A	—	72
Ross Stores, Inc.	3	486
Royal Caribbean Cruises Ltd.	2	420
Starbucks Corporation	11	1,090
Tapestry, Inc.	2	107
Tesla Inc. (a)	27	7,122
TJX Companies, Inc., The	11	1,296
Tractor Supply Company	1	305
Ulta Beauty, Inc. (a)	—	178
Wynn Resorts, Limited	1	89
Yum! Brands, Inc.	3	387
		48,195
Communication Services 8.7%
Alphabet Inc. - Class A	57	9,534
Alphabet Inc. - Class C	47	7,879
AT&T Inc.	71	1,557
Comcast Corporation - Class A	38	1,583
Electronic Arts Inc.	2	340
Former Charter Communications Parent, Inc. - Class A (a)	1	319
Fox Corporation - Class A (b)	2	95
Fox Corporation - Class B	1	44
Live Nation Entertainment, Inc. (a)	1	155
Match Group, Inc. (a)	3	101
Meta Platforms, Inc. - Class A	21	12,270
Netflix, Inc. (a)	4	2,987
News Corporation - Class A	4	98
News Corporation - Class B	1	38
Omnicom Group Inc.	2	197
Paramount Global - Class B	5	51
Take-Two Interactive Software, Inc. (a)	2	241
The Interpublic Group of Companies, Inc.	4	114
T-Mobile US, Inc.	5	992
Verizon Communications Inc.	41	1,847
Walt Disney Company, The	18	1,712
Warner Bros. Discovery, Inc. - Series A (a)	23	186
		42,340
Industrials 8.4%
3M Company	5	731
A. O. Smith Corporation	1	105
Allegion Public Limited Company	1	125
AMETEK, Inc.	2	390

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Automatic Data Processing, Inc.	4	1,102
Axon Enterprise, Inc. (a)	1	279
Boeing Company, The (a)	6	866
Broadridge Financial Solutions, Inc.	1	246
Builders FirstSource, Inc. (a)	1	218
C.H. Robinson Worldwide, Inc.	1	121
Carrier Global Corporation	8	672
Caterpillar Inc.	5	1,861
Cintas Corporation	3	695
Copart, Inc. (a)	9	449
CSX Corporation	19	654
Cummins Inc.	1	443
Dayforce, Inc. (a) (b)	1	90
Deere & Company	3	1,058
Delta Air Lines, Inc.	7	333
Dover Corporation	1	261
Eaton Corporation Public Limited Company	4	1,288
Emerson Electric Co.	6	603
Equifax Inc.	1	363
Expeditors International of Washington, Inc. - Class A	1	180
Fastenal Company	6	400
FedEx Corporation	2	601
Fortive Corporation	3	267
GE Vernova Inc. (a)	3	695
Generac Holdings Inc. (a)	1	102
General Dynamics Corporation	2	746
General Electric Company	11	2,006
Honeywell International Inc.	6	1,329
Howmet Aerospace Inc.	4	385
Hubbell Incorporated	1	228
Huntington Ingalls Industries, Inc.	—	102
IDEX Corporation	1	154
Illinois Tool Works Inc.	3	689
Ingersoll Rand Inc.	4	391
J.B. Hunt Transport Services, Inc.	1	136
Jacobs Solutions Inc.	1	159
Johnson Controls International Public Limited Company	7	515
L3Harris Technologies, Inc.	2	450
Leidos Holdings, Inc.	1	217
Lockheed Martin Corporation	2	1,225
Masco Corporation	2	181
Nordson Corporation	1	142
Norfolk Southern Corporation	2	554
Northrop Grumman Corporation	1	706
Old Dominion Freight Line, Inc.	2	350
Otis Worldwide Corporation	4	407
PACCAR Inc	5	506
Parker-Hannifin Corporation	1	787
Paychex, Inc.	3	418
Paycom Software, Inc.	—	82
Pentair Public Limited Company	2	160
Quanta Services, Inc.	1	435
Republic Services, Inc.	2	407
Rockwell Automation, Inc.	1	298
Rollins, Inc.	3	146
RTX Corporation	13	1,590
Snap-on Incorporated	1	154
Southwest Airlines Co.	6	175
Stanley Black & Decker, Inc.	2	173
Textron Inc.	2	156
Trane Technologies Public Limited Company	2	866
TransDigm Group Incorporated	1	788
Uber Technologies, Inc. (a)	21	1,550
Union Pacific Corporation	6	1,485
United Airlines Holdings, Inc. (a)	3	177
United Parcel Service, Inc. - Class B	7	982
United Rentals, Inc.	1	536
Veralto Corporation	2	242
Verisk Analytics, Inc.	1	381
W.W. Grainger, Inc.	—	452
Waste Management, Inc.	4	748
Westinghouse Air Brake Technologies Corporation	2	315
Xylem Inc.	2	325
		40,604
Consumer Staples 5.8%
Altria Group, Inc.	17	848
Archer-Daniels-Midland Company	5	287
Brown-Forman Corporation - Class B	2	82
Bunge Limited	1	130
Campbell Soup Company	2	89
Church & Dwight Co., Inc.	2	248
Coca-Cola Company, The	38	2,750
Colgate-Palmolive Company	8	828
Conagra Brands, Inc.	5	160
Constellation Brands, Inc. - Class A	2	395
Costco Wholesale Corporation	4	3,856
Dollar General Corporation	2	182
Dollar Tree, Inc. (a)	2	140
General Mills, Inc.	6	411
Hormel Foods Corporation	3	90
Kellanova	3	210
Kenvue Inc.	19	431
Keurig Dr Pepper Inc.	10	383
Kimberly-Clark Corporation	3	477
Kraft Heinz Company, The	8	274
Kroger Co., The	7	381
Lamb Weston Holdings, Inc.	1	91
McCormick & Company, Incorporated	2	202
Molson Coors Beverage Company - Class B	2	104
Mondelez International, Inc. - Class A	13	962
Monster Beverage 1990 Corporation (a)	7	360
PepsiCo, Inc.	13	2,290
Philip Morris International Inc.	15	1,863
Procter & Gamble Company, The	23	4,000
Sysco Corporation	5	371
Target Corporation	5	714
The Clorox Company	1	200
The Estee Lauder Companies Inc. - Class A	2	222
The Hershey Company	1	278
The J. M. Smucker Company	1	133
Tyson Foods, Inc. - Class A	3	172
Walgreens Boots Alliance, Inc.	7	60
Walmart Inc.	42	3,425
		28,099
Energy 3.3%
Apa Corp.	3	85
Baker Hughes Company - Class A	10	362
Chevron Corporation	17	2,458
ConocoPhillips	11	1,189
Coterra Energy Inc.	7	177
Devon Energy Corporation	6	240
Diamondback Energy, Inc.	2	308
EOG Resources, Inc.	6	681
EQT Corporation	6	215
Exxon Mobil Corporation	44	5,110
Halliburton Company	9	260
Hess Corporation	3	369
Kinder Morgan, Inc.	19	425
Marathon Oil Corporation	6	153
Marathon Petroleum Corporation	3	535
Occidental Petroleum Corporation	7	343
ONEOK, Inc.	6	523
Phillips 66	4	531
Schlumberger Limited	14	586
Targa Resources Corp.	2	309
Valero Energy Corporation	3	430
Williams Companies, Inc., The	12	546
		15,835
Utilities 2.5%
Alliant Energy Corporation	3	159
Ameren Corporation	3	236
American Electric Power Company, Inc.	5	537
American Water Works Company, Inc.	2	278
Atmos Energy Corporation	1	207
CenterPoint Energy, Inc.	6	191
CMS Energy Corporation	3	204

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Consolidated Edison, Inc.	3	351
Constellation Energy Group, Inc.	3	786
Dominion Energy, Inc.	8	473
DTE Energy Company	2	256
Duke Energy Corporation	8	884
Edison International	4	333
Entergy Corporation	2	276
Evergy, Inc.	2	135
Eversource Energy	3	231
Exelon Corporation	10	405
FirstEnergy Corp.	5	223
NextEra Energy, Inc.	20	1,714
NiSource Inc.	4	153
NRG Energy, Inc.	2	185
PG&E Corporation	21	407
Pinnacle West Capital Corporation	1	93
PPL Corporation	7	238
Public Service Enterprise Group Incorporated	5	436
Sempra	6	519
The AES Corporation	7	144
The Southern Company	11	973
Vistra Corp.	3	388
WEC Energy Group Inc.	3	305
XCEL Energy Inc.	5	353
		12,073
Real Estate 2.3%
Alexandria Real Estate Equities, Inc.	2	185
American Tower Corporation	5	1,072
AvalonBay Communities, Inc.	1	314
BXP, Inc.	2	121
Camden Property Trust	1	122
CBRE Group, Inc. - Class A (a)	3	368
CoStar Group, Inc. (a)	4	299
Crown Castle Inc.	4	508
Digital Realty Trust, Inc.	3	489
Equinix, Inc.	1	832
Equity Residential	3	253
Essex Property Trust, Inc.	1	184
Extra Space Storage Inc.	2	370
Federal Realty Investment Trust	1	80
Healthpeak OP, LLC	7	151
Host Hotels & Resorts, Inc.	7	118
Invitation Homes Inc.	6	202
Iron Mountain Incorporated	3	331
Kimco Realty OP, LLC	7	160
Mid-America Apartment Communities, Inc.	1	182
ProLogis Inc.	9	1,154
Public Storage Operating Company	2	561
Realty Income Corporation	9	545
Regency Centers Corporation	2	110
SBA Communications Corporation - Class A	1	251
Simon Property Group, Inc.	3	508
UDR, Inc.	3	140
Ventas, Inc.	4	264
VICI Properties Inc.	10	341
Welltower Inc.	6	727
Weyerhaeuser Company	7	251
		11,193
Materials 2.2%
Air Products and Chemicals, Inc.	2	642
Albemarle Corporation	1	104
Amcor Pty Ltd	14	154
Avery Dennison Corporation	1	180
Ball Corporation	3	207
Celanese Corporation - Class A	1	133
CF Industries Holdings, Inc.	2	155
Corteva, Inc.	7	397
Dow Inc.	7	377
DuPont de Nemours, Inc.	4	371
Eastman Chemical Company	1	125
Ecolab Inc.	3	645
FMC Corporation	1	77
Freeport-McMoRan Inc.	14	713
International Flavors & Fragrances Inc.	3	268
International Paper Company	4	171
Legacy Vulcan Corp.	1	321
Linde Public Limited Company	5	2,244
LyondellBasell Industries N.V. - Class A	3	241
Martin Marietta Materials, Inc.	1	325
Mosaic Company, The	3	92
Newmont Corporation	11	610
Nucor Corporation	2	351
Packaging Corporation of America	1	188
PPG Industries, Inc.	2	304
Smurfit Westrock Public Limited Company	5	234
Steel Dynamics, Inc.	1	180
The Sherwin-Williams Company	2	875
		10,684
Total Common Stocks (cost $311,592)		477,674
INVESTMENT COMPANIES 1.1%
iShares Core S&P 500 ETF	10	5,595
Total Investment Companies (cost $5,437)		5,595
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 4.82% (c) (d)	2,596	2,596
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.92% (c) (d)	372	372
Total Short Term Investments (cost $2,968)		2,968
Total Investments 100.3% (cost $319,997)		486,237
Other Derivative Instruments 0.0%		7
Other Assets and Liabilities, Net (0.3)%		(1,693)
Total Net Assets 100.0%		484,551

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL S&P 500 Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	366	25	19	10	5	140	517	0.1
JNL Government Money Market Fund, 4.82% - Class I	1,676	55,835	54,915	60	—	—	2,596	0.5
JNL Government Money Market Fund, 4.92% - Class SL	32	7,213	6,873	4	—	—	372	0.1
	2,074	63,073	61,807	74	5	140	3,485	0.7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	6	December 2024	1,707	7	37

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL S&P 500 Index Fund
Assets - Securities
Common Stocks	477,674	—	—	477,674
Investment Companies	5,595	—	—	5,595
Short Term Investments	2,968	—	—	2,968
	486,237	—	—	486,237
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	37	—	—	37
	37	—	—	37

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/AB Sustainable Global Thematic Fund
COMMON STOCKS 96.3%
United States of America 57.1%
Accenture Public Limited Company - Class A	1	499
Adobe Inc. (a)	1	464
AECOM	4	413
AFLAC Incorporated	5	546
Aptiv PLC (a)	5	384
Arista Networks, Inc. (a)	1	415
Becton, Dickinson and Company	2	385
Bentley Systems, Incorporated - Class B	4	219
Bruker Corporation	5	337
Cadence Design Systems, Inc. (a)	1	389
Calix, Inc. (a)	7	283
Fair Isaac Corporation (a)	—	363
Flex Ltd. (a)	18	586
GE HealthCare Technologies Inc.	5	504
Hexcel Corporation	5	315
Hologic, Inc. (a)	4	317
Intuit Inc.	1	428
Microsoft Corporation	2	672
Monolithic Power Systems, Inc.	—	361
NextEra Energy, Inc.	8	652
NVIDIA Corporation	5	599
Palo Alto Networks, Inc. (a)	1	263
Procter & Gamble Company, The	2	400
Steris Public Limited Company	2	412
Tetra Tech, Inc.	11	537
TopBuild Corp. (a)	1	182
Veralto Corporation	5	566
Visa Inc. - Class A	2	626
Waste Management, Inc.	3	600
		12,717
United Kingdom 10.2%
Experian PLC	10	527
Halma Public Limited Company	11	370
London Stock Exchange Group PLC	4	548
Relx PLC	7	334
Unilever PLC	8	499
		2,278
Switzerland 5.2%
Alcon AG	5	456
On Holding AG - Class A (a)	7	360
Partners Group Holding AG	—	333
		1,149
Japan 3.8%
Keyence Corporation	1	454
Terumo Corporation	20	384
		838
Netherlands 3.3%
ASML Holding N.V.	—	307
NXP Semiconductors N.V.	2	423
		730
Taiwan 2.8%
Taiwan Semiconductor Manufacturing Company Limited - ADR	4	614
Brazil 2.0%
Cia De Saneamento Basico Do Estado De Sao Paulo SABESP	1	20
NU Holdings Ltd. - Class A (a)	32	436
		456
Ireland 2.0%
Icon Public Limited Company (a)	2	444
India 1.9%
Apollo Hospitals Enterprise Limited	5	417
Indonesia 1.9%
PT Bank Mandiri (Persero) Tbk.	900	412
Hong Kong 1.5%
AIA Group Limited	39	343
Canada 1.5%
Groupe WSP Global Inc.	2	341
Argentina 1.5%
MercadoLibre, Inc. (a)	—	337
Norway 1.0%
TOMRA Systems ASA	14	212
Finland 0.6%
Neste Oyj	7	142
Total Common Stocks (cost $17,254)		21,430
SHORT TERM INVESTMENTS 3.5%
Investment Companies 3.5%
JNL Government Money Market Fund - Class I, 4.82% (b) (c)	783	783
Total Short Term Investments (cost $783)		783
Total Investments 99.8% (cost $18,037)		22,213
Other Derivative Instruments 0.1%		31
Other Assets and Liabilities, Net 0.1%		13
Total Net Assets 100.0%		22,257

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/AB Sustainable Global Thematic Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	221	6,157	5,595	18	—	—	783	3.5
JNL Government Money Market Fund, 4.92% - Class SL	—	1,387	1,387	—	—	—	—	—
	221	7,544	6,982	18	—	—	783	3.5

JNL/AB Sustainable Global Thematic Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	MSC	11/22/24	AUD	552	382	8
BRL/USD	MSC	10/02/24	BRL	1,859	341	—
BRL/USD	UBS	10/02/24	BRL	371	68	2
CAD/USD	MSC	11/07/24	CAD	376	278	1
CNY/USD	MSC	11/21/24	CNY	4,207	602	—
EUR/USD	BOA	10/25/24	EUR	776	864	14
EUR/USD	MSC	10/25/24	EUR	496	552	2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/AB Sustainable Global Thematic Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
INR/USD	UBS	12/06/24	INR	4,658	55	—
JPY/USD	MSC	10/17/24	JPY	99,945	697	13
KRW/USD	MSC	10/18/24	KRW	349,836	268	12
MXN/USD	MSC	12/11/24	MXN	867	44	(1)
SEK/USD	MSC	11/22/24	SEK	579	57	(1)
SEK/USD	MSC	11/22/24	SEK	1,131	112	—
SGD/USD	MSC	10/18/24	SGD	72	56	2
USD/BRL	UBS	10/02/24	BRL	(2,230)	(409)	(9)
USD/BRL	MSC	11/04/24	BRL	(1,859)	(340)	—
USD/CHF	MSC	10/25/24	CHF	(47)	(56)	(1)
USD/CHF	MSC	10/25/24	CHF	(502)	(595)	2
USD/GBP	BOA	11/08/24	GBP	(1,113)	(1,488)	(14)
USD/GBP	MSC	11/08/24	GBP	(41)	(55)	(1)
USD/HKD	MSC	10/17/24	HKD	(1,961)	(252)	—
USD/JPY	MSC	10/17/24	JPY	(5,821)	(41)	(1)
USD/JPY	MSC	10/17/24	JPY	(56,146)	(390)	3
USD/NOK	MSC	11/22/24	NOK	(1,891)	(179)	—
USD/TWD	CIT	11/22/24	TWD	(4,496)	(143)	(2)
USD/TWD	CIT	11/22/24	TWD	(1,452)	(46)	—
ZAR/USD	MSC	10/17/24	ZAR	991	57	2
					439	31

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/AB Sustainable Global Thematic Fund
Assets - Securities
Common Stocks	15,692	5,738	—	21,430
Short Term Investments	783	—	—	783
	16,475	5,738	—	22,213
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	61	—	61
	—	61	—	61
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(30)	—	(30)
	—	(30)	—	(30)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/AQR Large Cap Defensive Style Fund
COMMON STOCKS 97.5%
Consumer Staples 18.0%
Altria Group, Inc.	30	1,548
Campbell Soup Company	5	261
Casey's General Stores, Inc.	4	1,352
Church & Dwight Co., Inc.	29	3,080
Coca-Cola Company, The	87	6,278
Colgate-Palmolive Company	58	6,001
Costco Wholesale Corporation	7	6,347
Flowers Foods, Inc.	56	1,303
General Mills, Inc.	30	2,192
Hormel Foods Corporation	47	1,492
Kellanova	16	1,316
Kimberly-Clark Corporation	1	200
Kraft Heinz Company, The	58	2,019
Kroger Co., The	78	4,485
Mondelez International, Inc. - Class A	69	5,083
Monster Beverage 1990 Corporation (a)	81	4,204
PepsiCo, Inc.	31	5,231
Philip Morris International Inc.	49	5,963
Procter & Gamble Company, The	34	5,948
Seaboard Corporation	—	320
The Hershey Company	19	3,580
The J. M. Smucker Company	5	543
Walmart Inc.	84	6,792
		75,538
Health Care 17.2%
Abbott Laboratories	43	4,950
AbbVie Inc.	13	2,560
Alnylam Pharmaceuticals, Inc. (a)	1	379
Becton, Dickinson and Company	4	972
Boston Scientific Corporation (a)	8	631
Cardinal Health, Inc.	16	1,777
Cencora, Inc.	11	2,369
Chemed Corporation	3	1,909
Danaher Corporation	16	4,570
Elevance Health, Inc.	7	3,370
Eli Lilly and Company	7	6,414
Hologic, Inc. (a)	3	235
Johnson & Johnson	34	5,488
McKesson Corporation	10	4,768
Medpace Holdings, Inc. (a)	3	909
Medtronic, Inc.	13	1,126
Merck & Co., Inc.	45	5,139
Neurocrine Biosciences, Inc. (a)	12	1,432
Regeneron Pharmaceuticals, Inc. (a)	5	5,168
Stryker Corporation	2	556
The Cigna Group	3	1,165
Thermo Fisher Scientific Inc.	2	1,402
United Therapeutics Corporation (a)	8	2,978
UnitedHealth Group Incorporated	10	5,837
Veeva Systems Inc. - Class A (a)	3	652
Vertex Pharmaceuticals Incorporated (a)	12	5,455
		72,211
Industrials 14.4%
AMETEK, Inc.	1	233
Automatic Data Processing, Inc.	20	5,607
Caci International Inc. - Class A (a)	11	5,781
Caterpillar Inc.	5	1,915
Cintas Corporation	12	2,521
Copart, Inc. (a)	52	2,706
Crane Company	1	172
Deere & Company	2	679
Eaton Corporation Public Limited Company	1	265
EMCOR Group, Inc.	2	733
FTI Consulting, Inc. (a)	16	3,549
General Dynamics Corporation	8	2,396
General Electric Company	30	5,746
Honeywell International Inc.	1	195
Illinois Tool Works Inc.	6	1,441
Landstar System, Inc.	2	395
Leidos Holdings, Inc.	7	1,075
Lockheed Martin Corporation	11	6,472
Northrop Grumman Corporation	6	2,975
Republic Services, Inc.	30	6,091
Rollins, Inc.	8	422
Union Pacific Corporation	9	2,153
Verisk Analytics, Inc.	5	1,446
Waste Management, Inc.	27	5,701
Westinghouse Air Brake Technologies Corporation	1	137
		60,806
Financials 14.3%
AFLAC Incorporated	9	1,035
Allstate Corporation, The	7	1,380
Arch Capital Group Ltd. (a)	38	4,302
Assurant, Inc.	4	731
CBOE Global Markets, Inc.	30	6,181
Chubb Limited	22	6,202
Cincinnati Financial Corporation	2	282
CME Group Inc. - Class A	27	6,038
Everest Group, Ltd.	7	2,705
Hartford Financial Services Group, Inc. , The	9	1,085
Intercontinental Exchange, Inc.	2	248
JPMorgan Chase & Co.	7	1,574
Kinsale Capital Group, Inc.	1	329
Loews Corporation	5	420
Markel Group Inc. (a)	—	370
Marsh & Mclennan Companies, Inc.	2	417
MasterCard Incorporated - Class A	13	6,520
Reinsurance Group of America, Incorporated	1	306
RenaissanceRe Holdings Ltd	2	488
The Progressive Corporation	22	5,656
Travelers Companies, Inc. , The	22	5,077
Visa Inc. - Class A (b)	22	6,126
W. R. Berkley Corporation	12	697
White Mountains Insurance Group Ltd	1	1,942
		60,111
Information Technology 10.7%
Accenture Public Limited Company - Class A	11	3,761
Adobe Inc. (a)	5	2,661
Amdocs Limited	3	219
Apple Inc.	27	6,233
Arista Networks, Inc. (a)	7	2,511
Cadence Design Systems, Inc. (a)	5	1,233
Cisco Systems, Inc.	114	6,042
CrowdStrike Holdings, Inc. - Class A (a)	5	1,386
Dolby Laboratories, Inc. - Class A	25	1,910
Fortinet, Inc. (a)	8	631
International Business Machines Corporation	14	3,001
Microsoft Corporation	7	3,211
Motorola Solutions, Inc.	1	366
NetApp, Inc.	12	1,430
Nutanix, Inc. - Class A (a)	5	288
NVIDIA Corporation	26	3,174
Palo Alto Networks, Inc. (a)	1	292
Roper Technologies, Inc.	9	5,202
Synopsys, Inc. (a)	2	938
Teledyne Technologies Incorporated (a)	1	421
		44,910
Consumer Discretionary 8.7%
AutoZone, Inc. (a)	2	5,998
Booking Holdings Inc.	1	3,799
Chipotle Mexican Grill, Inc. (a)	44	2,538
Deckers Outdoor Corporation (a)	28	4,508
Garmin Ltd.	19	3,309
Grand Canyon Education, Inc. (a)	2	300
McDonald's Corporation	20	5,941
O'Reilly Automotive, Inc. (a)	5	6,030
TJX Companies, Inc., The	22	2,628
Ulta Beauty, Inc. (a)	—	125
Williams-Sonoma, Inc.	10	1,595
		36,771
Communication Services 8.1%
Alphabet Inc. - Class A	34	5,714
AT&T Inc.	270	5,930

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Electronic Arts Inc.	37	5,276
Meta Platforms, Inc. - Class A	12	6,779
Pinterest, Inc. - Class A (a)	7	238
Spotify Technology S.A. (a)	1	507
The New York Times Company - Class A	8	453
T-Mobile US, Inc.	16	3,215
Verizon Communications Inc.	135	6,049
		34,161
Energy 4.0%
Chevron Corporation	17	2,570
ConocoPhillips	21	2,246
DT Midstream, Inc.	18	1,402
EOG Resources, Inc.	27	3,262
Exxon Mobil Corporation	23	2,675
Marathon Petroleum Corporation	9	1,523
Phillips 66	9	1,166
Texas Pacific Land Corporation	2	1,765
Valero Energy Corporation	2	266
		16,875
Materials 1.3%
Linde Public Limited Company	8	3,724
Packaging Corporation of America	4	790
Reliance, Inc.	3	896
		5,410
Utilities 0.8%
Consolidated Edison, Inc.	6	592
Constellation Energy Group, Inc.	4	985
Duke Energy Corporation	16	1,899
		3,476
Total Common Stocks (cost $313,778)		410,269
SHORT TERM INVESTMENTS 2.5%
Investment Companies 2.5%
JNL Government Money Market Fund - Class I, 4.82% (c) (d)	10,435	10,435
Total Short Term Investments (cost $10,435)		10,435
Total Investments 100.0% (cost $324,213)		420,704
Other Derivative Instruments 0.0%		29
Other Assets and Liabilities, Net 0.0%		137
Total Net Assets 100.0%		420,870

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/AQR Large Cap Defensive Style Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	9,233	56,092	54,890	555	—	—	10,435	2.5
JNL Government Money Market Fund, 4.92% - Class SL	—	5	5	—	—	—	—	—
	9,233	56,097	54,895	555	—	—	10,435	2.5

JNL/AQR Large Cap Defensive Style Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	25	December 2024	7,081	29	187

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/AQR Large Cap Defensive Style Fund
Assets - Securities
Common Stocks	410,269	—	—	410,269
Short Term Investments	10,435	—	—	10,435
	420,704	—	—	420,704
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	187	—	—	187
	187	—	—	187

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/Baillie Gifford International Growth Fund
COMMON STOCKS 97.1%
China 13.0%
BYD Company Limited - Class H	612	22,039
Full Truck Alliance Co. Ltd. - Class A - ADR	315	2,835
Ganfeng Lithium Group Co., Ltd - Class H (a)	484	1,376
Meituan - Class B (a) (b)	1,382	29,427
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (b)	180	24,261
Tencent Holdings Limited	282	15,633
WuXi Biologics (Cayman) Inc. (a) (b)	1,673	3,684
		99,255
Netherlands 10.9%
Adyen N.V. (a) (b)	24	37,729
ASML Holding N.V.	36	29,880
Exor Nederland N.V.	144	15,484
		83,093
Sweden 9.3%
Atlas Copco Aktiebolag - Class A	1,397	27,060
Kinnevik AB - Class B (b)	372	3,026
Spotify Technology S.A. (b)	110	40,720
		70,806
United States of America 9.1%
Elastic N.V. (b)	138	10,559
Illumina, Inc. (b)	37	4,830
Microsoft Corporation	33	14,258
Moderna, Inc. (b)	188	12,587
NVIDIA Corporation	180	21,863
Tesla Inc. (b)	21	5,438
		69,535
Argentina 6.8%
MercadoLibre, Inc. (b)	25	51,939
Denmark 5.3%
Ambu A/S - Class B (b)	386	7,584
DSV A/S	24	4,883
Genmab A/S (b)	44	10,707
Novo Nordisk A/S - Class B	19	2,276
Vestas Wind Systems A/S (b)	510	11,236
Zealand Pharma A/S (b)	32	3,843
		40,529
Taiwan 4.5%
Taiwan Semiconductor Manufacturing Company Limited	1,130	34,282
Italy 4.2%
Ferrari N.V.	55	26,001
Prysmian S.p.A.	78	5,665
		31,666
France 4.1%
Hermes International	5	11,198
Kering	12	3,485
L'Oreal	31	13,966
Soitec (b)	25	2,469
		31,118
South Korea 3.6%
Coupang, Inc. - Class A (b)	1,102	27,048
Australia 3.3%
Atlassian Corporation - Class A (b)	24	3,866
WiseTech Global Limited	221	21,034
		24,900
Belgium 3.2%
argenx SE (b)	40	21,595
Umicore	240	3,118
		24,713
Brazil 2.7%
NU Holdings Ltd. - Class A (b)	1,534	20,932
Japan 2.3%
Advantest Corporation	155	7,312
Nidec Corporation	182	3,823
SBI Holdings, Inc.	106	2,438
SMC Corporation	9	3,999
		17,572
Singapore 2.2%
Sea Limited - Class A - ADR (b)	180	16,953
Hong Kong 1.9%
AIA Group Limited	1,658	14,424
Canada 1.9%
Shopify Inc. - Class A (b)	179	14,360
Israel 1.9%
Mobileye Global Inc. - Class A (b)	127	1,736
SolarEdge Technologies Ltd. (b)	26	596
Wix.Com Ltd. (b)	72	12,020
		14,352
India 1.9%
HDFC Bank Limited	494	10,160
MakeMyTrip Limited (b)	43	4,021
		14,181
United Kingdom 1.9%
Ocado Group PLC (b)	881	4,541
Wise PLC - Class A (b)	1,070	9,600
		14,141
Switzerland 1.5%
Temenos AG - Class N	48	3,383
VAT Group AG (a)	16	7,906
		11,289
Germany 1.3%
Delivery Hero SE (a) (b)	224	9,041
Jumia Technologies AG - ADR (b)	161	862
		9,903
Norway 0.3%
Autostore Holdings Ltd (a) (b)	2,067	2,110
Total Common Stocks (cost $756,228)		739,101
PREFERRED STOCKS 1.2%
Germany 1.2%
Sartorius Aktiengesellschaft	32	9,120
Total Preferred Stocks (cost $16,703)		9,120
SHORT TERM INVESTMENTS 1.9%
Investment Companies 1.9%
JNL Government Money Market Fund - Class I, 4.82% (c) (d)	14,252	14,252
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.92% (c) (d)	301	301
Total Short Term Investments (cost $14,553)		14,553
Total Investments 100.2% (cost $787,484)		762,774
Other Assets and Liabilities, Net (0.2)%		(1,382)
Total Net Assets 100.0%		761,392

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/Baillie Gifford International Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	9,002	137,516	132,266	319	—	—	14,252	1.9
JNL Government Money Market Fund, 4.92% - Class SL	—	18,558	18,257	28	—	—	301	—
	9,002	156,074	150,523	347	—	—	14,553	1.9

JNL/Baillie Gifford International Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	04/13/21	51,022	37,729	4.9
Autostore Holdings Ltd	10/17/22	3,929	2,110	0.3
Delivery Hero SE	04/13/21	27,009	9,041	1.2
Ganfeng Lithium Group Co., Ltd - Class H	11/22/22	4,103	1,376	0.2
Meituan - Class B	04/13/21	41,203	29,427	3.9
VAT Group AG	03/14/23	5,054	7,906	1.0
WuXi Biologics (Cayman) Inc.	06/17/21	17,919	3,684	0.5
		150,239	91,273	12.0

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Baillie Gifford International Growth Fund
Assets - Securities
Common Stocks
China	27,096	72,159	—	99,255
Netherlands	—	83,093	—	83,093
Sweden	40,720	30,086	—	70,806
United States of America	69,535	—	—	69,535
Argentina	51,939	—	—	51,939
Denmark	—	40,529	—	40,529
Taiwan	—	34,282	—	34,282
Italy	—	31,666	—	31,666
France	—	31,118	—	31,118
South Korea	27,048	—	—	27,048
Australia	3,866	21,034	—	24,900
Belgium	—	24,713	—	24,713
Brazil	20,932	—	—	20,932
Japan	—	17,572	—	17,572
Singapore	16,953	—	—	16,953
Hong Kong	—	14,424	—	14,424
Canada	14,360	—	—	14,360
Israel	14,352	—	—	14,352
India	4,021	10,160	—	14,181
United Kingdom	—	14,141	—	14,141
Switzerland	—	11,289	—	11,289
Germany	862	9,041	—	9,903
Norway	—	2,110	—	2,110
Preferred Stocks	—	9,120	—	9,120
Short Term Investments	14,553	—	—	14,553
	306,237	456,537	—	762,774

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/Baillie Gifford U.S. Equity Growth Fund
COMMON STOCKS 99.3%
Consumer Discretionary 28.2%
Amazon.com, Inc. (a)	8	1,462
Chewy, Inc. - Class A (a)	8	228
Coursera, Inc. (a)	12	99
DoorDash, Inc. - Class A (a)	7	936
Duolingo, Inc. - Class A (a)	2	614
Rivian Automotive, Inc. - Class A (a)	7	77
SharkNinja, Inc.	2	219
Sweetgreen, Inc. - Class A (a)	12	439
Tesla Inc. (a)	4	932
Wayfair Inc. - Class A (a)	5	259
YETI Holdings, Inc. (a)	3	139
		5,404
Communication Services 24.7%
Meta Platforms, Inc. - Class A	2	1,167
Netflix, Inc. (a)	1	974
Pinterest, Inc. - Class A (a)	11	352
Roblox Corporation - Class A (a)	9	387
Roku Inc. - Class A (a)	3	245
Trade Desk, Inc., The - Class A (a)	15	1,606
		4,731
Information Technology 23.3%
Aurora Innovations Inc. - Class A (a)	50	298
Cloudflare, Inc. - Class A (a)	8	621
Datadog, Inc. - Class A (a)	3	387
NVIDIA Corporation	8	960
Samsara Inc. - Class A (a)	6	289
Shopify Inc. - Class A (a)	14	1,108
Snowflake Inc. - Class A (a)	2	204
Sprout Social, Inc. - Class A (a)	3	91
Workday, Inc. - Class A (a)	2	520
		4,478
Health Care 13.8%
Alnylam Pharmaceuticals, Inc. (a)	1	391
Denali Therapeutics Inc. (a)	7	210
Doximity, Inc. - Class A (a)	5	209
Guardant Health, Inc. (a)	7	149
Inspire Medical Systems, Inc. (a)	2	308
Insulet Corporation (a)	1	278
Moderna, Inc. (a)	6	432
Penumbra, Inc. (a)	1	132
Recursion Pharmaceuticals, Inc. - Class A (a)	8	52
Sana Biotechnology, Inc. (a)	5	22
Tempus AI, Inc. - Class A (a)	5	285
The Ensign Group, Inc.	1	178
		2,646
Financials 3.5%
Affirm Holdings, Inc. - Class A (a)	8	319
Block, Inc. - Class A (a)	4	278
Lemonade, Inc. (a)	4	72
		669
Real Estate 2.7%
CoStar Group, Inc. (a)	5	383
Lineage, Inc.	2	147
		530
Industrials 2.5%
Watsco, Inc.	1	474
Consumer Staples 0.6%
Oddity Tech Ltd - Class A (a)	3	112
Materials 0.0%
Ginkgo Bioworks Holdings, Inc. - Class A (a)	1	10
Total Common Stocks (cost $16,941)		19,054
RIGHTS 0.1%
ABIOMED, Inc. (a) (b)	8	14
Total Rights (cost $0)		14
SHORT TERM INVESTMENTS 2.7%
Securities Lending Collateral 2.0%
JNL Government Money Market Fund - Class SL, 4.92% (c) (d)	388	388
Investment Companies 0.7%
JNL Government Money Market Fund - Class I, 4.82% (c) (d)	126	126
Total Short Term Investments (cost $514)		514
Total Investments 102.1% (cost $17,455)		19,582
Other Assets and Liabilities, Net (2.1)%		(401)
Total Net Assets 100.0%		19,181

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/Baillie Gifford U.S. Equity Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	1,122	17,808	18,804	20	—	—	126	0.7
JNL Government Money Market Fund, 4.92% - Class SL	414	6,347	6,373	21	—	—	388	2.0
	1,536	24,155	25,177	41	—	—	514	2.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Baillie Gifford U.S. Equity Growth Fund
Assets - Securities
Common Stocks	19,054	—	—	19,054
Rights	—	—	14	14
Short Term Investments	514	—	—	514
	19,568	—	14	19,582

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Allocation Fund
COMMON STOCKS 62.1%
Information Technology 15.5%
Acer Inc.	423	548
Adobe Inc. (a) (b)	39	20,077
Advanced Micro Devices, Inc. (a)	9	1,535
Altair Engineering Inc. - Class A (a)	34	3,290
Amphenol Corporation - Class A	14	899
ANSYS, Inc. (a)	3	861
Apple Inc. (b) (c)	189	44,081
Applied Materials, Inc. (b)	35	7,012
ASE Technology Holding Co., Ltd.	84	397
ASMedia Technology Inc.	21	1,076
ASML Holding N.V.	25	20,683
ASUSTeK Computer Inc.	23	401
Atlassian Corporation - Class A (a)	9	1,422
Autodesk, Inc. (a) (b)	33	9,187
Avaya Holdings Corp. (a)	—	2
Broadcom Inc. (b)	107	18,469
Cadence Design Systems, Inc. (a)	16	4,393
Canon Inc.	7	219
Chicony Electronics Co., Ltd	178	927
Cisco Systems, Inc.	4	215
Compal Electronics, Inc.	944	991
Confluent, Inc. - Class A (a)	434	8,844
CrowdStrike Holdings, Inc. - Class A (a)	14	3,815
CyberArk Software Ltd. (a)	2	575
Dassault Systemes	30	1,193
Datadog, Inc. - Class A (a)	13	1,456
Dell Technologies Inc. - Class C	15	1,724
Elm Company	—	132
Entegris, Inc.	6	714
EPAM Systems, Inc. (a)	1	121
Fortinet, Inc. (a)	70	5,423
FUJIFILM Holdings Corporation	99	2,550
Genius Electronic Optical Co., Ltd.	64	980
Global Unichip Corp.	13	453
GoDaddy Inc. - Class A (a)	7	1,135
Intuit Inc.	5	3,075
Inventec Corporation	216	296
Jabil Inc.	10	1,171
Keyence Corporation	25	12,044
KLA Corporation	2	1,932
Kokusai Electric Corporation (d)	39	877
Lam Research Corporation	6	5,229
Lenovo Group Limited	220	295
Lookout, Inc. (e) (f)	21	20
Lookout, Inc. - Series F (e) (f)	284	531
Marvell Technology, Inc.	53	3,835
MediaTek Inc.	57	2,120
Micron Technology, Inc. (b)	64	6,635
Microsoft Corporation (b)	178	76,527
Mirion Technologies (US), Inc. - Class A (a)	24	266
Mitsui High-tec, Inc.	19	117
Money Forward, Inc. (a)	4	163
Net One Systems Co., Ltd.	12	305
NetApp, Inc.	14	1,784
Nomura Research Institute, Ltd.	51	1,873
NVIDIA Corporation (b)	493	59,876
Oracle Corporation (b)	107	18,294
Palo Alto Networks, Inc. (a)	17	5,778
Qualcomm Incorporated	19	3,313
Quanta Computer Inc.	254	2,120
Rakus Co., Ltd.	76	1,188
Realtek Semiconductor Corporation	80	1,187
Roper Technologies, Inc.	1	816
Salesforce, Inc.	11	3,027
Samsung Electronics Co., Ltd.	34	1,579
Seagate Technology Holdings Public Limited Company	9	1,012
ServiceNow, Inc. (a) (b)	12	10,618
Shenzhen Transsion Holdings Co., Ltd. - Class A	28	435
SK Hynix Inc.	50	6,745
Skyworks Solutions, Inc.	2	166
Snowflake Inc. - Class A (a)	15	1,692
Socionext Inc.	24	472
STMicroelectronics N.V.	6	179
Taiwan Semiconductor Manufacturing Company Limited	617	18,719
TDK Corporation	27	341
Te Connectivity Public Limited Company	2	230
TIS Inc. (d)	9	222
Tokyo Electron Limited	7	1,191
Trend Micro Incorporated	21	1,264
Wistron Corporation	157	505
Wiwynn Corporation	3	164
Workday, Inc. - Class A (a)	20	4,881
Xero Limited (a)	6	653
Zscaler, Inc. (a)	10	1,734
		433,296
Financials 10.0%
ABN AMRO Bank N.V. - DUTCHCERT (f)	23	422
Abu Dhabi Commercial Bank PJSC	28	64
Aditya Birla Capital Limited (a)	66	189
Ageas SA/NV	3	145
AIA Group Limited	652	5,673
Allianz SE	4	1,162
American Express Company	2	498
AON Public Limited Company - Class A	3	916
AXA	58	2,247
Axis Bank Limited	14	205
B3 S.A. - Brasil, Bolsa, Balcao	906	1,787
Banco Bilbao Vizcaya Argentaria, S.A.	347	3,742
Banco de Sabadell, S.A.	144	306
Banco Do Brasil SA	164	820
Banco Santander, S.A.	29	150
Bancolombia SA - ADR	2	52
Bank of America Corporation (b)	477	18,933
Bank Of Georgia Group PLC	1	62
Bankinter Sociedad Anonima	28	247
Barclays PLC	356	1,067
BB Seguridade Participacoes S.A.	37	240
Berkshire Hathaway Inc. - Class B (a)	6	2,940
Block, Inc. - Class A (a)	18	1,184
BNP Paribas	5	333
Capitec Bank Holdings	1	105
Charles Schwab Corporation, The (b)	137	8,870
CIMB Group Holdings Berhad	40	78
Citigroup Inc.	40	2,491
CME Group Inc. - Class A	1	183
Comerica Incorporated	2	113
Credicorp Ltd.	7	1,180
Dai-ichi Life Holdings, Inc.	27	694
DNB Bank ASA	9	181
Edenred	18	676
Fairfax Financial Holdings Limited	1	1,846
Finecobank Banca Fineco S.P.A.	10	178
First Citizens BancShares, Inc. - Class A	—	869
First Horizon Corporation	21	328
FirstRand Limited	69	329
Franklin Resources, Inc.	105	2,121
GMO Payment Gateway, Inc.	3	158
Goldman Sachs Group, Inc., The (b)	32	15,914
Grupo Financiero Banorte, S.A.B. de C.V.	119	848
IndusInd Bank Ltd.	12	209
ING Groep N.V.	207	3,764
Intesa Sanpaolo SPA	3,879	16,618
Invesco Ltd.	87	1,522
Joint Stock Company Kaspi.Kz - ADR (f)	2	186
JPMorgan Chase & Co. (b)	82	17,228
Julius Bar Gruppe AG - Class N	16	944
KakaoBank Corp.	38	619
Komercni banka, a.s.	2	87
Kotak Mahindra Bank Limited	69	1,528
London Stock Exchange Group PLC	26	3,496
Macquarie Group Limited	9	1,434
Marsh & Mclennan Companies, Inc.	81	18,120
MasterCard Incorporated - Class A (b)	47	23,352
Medibank Private Limited	127	323

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	85	1,451
Metropolitan Bank & Trust Company	74	104
Mitsubishi UFJ Financial Group Inc	1,096	11,165
Mizuho Financial Group, Inc.	27	549
MONETA Money Bank, a.s. (f)	10	49
MS&AD Insurance Group Holdings, Inc.	100	2,337
MSCI Inc. - Class A	5	3,038
National Bank of Greece SA - Class R	15	127
NatWest Group PLC	211	970
New York Community Bancorp, Inc. (d)	5	52
Northern Data AG (a)	3	96
OTP Bank Nyrt.	2	122
Piraeus Financial Holdings S.A. - Class R	6	28
Power Corporation of Canada (d)	106	3,345
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	7	107
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	73	802
Principal Financial Group, Inc.	21	1,784
PT Bank Negara Indonesia (Persero), Tbk.	1,671	591
PT Bank Syariah Indonesia TBK	1,758	350
PT. Bank Central Asia Tbk	1,585	1,081
REC Limited	12	77
S&P Global Inc.	9	4,627
Sampo Oyj - Class A	2	114
Samsung Life Insurance Co., Ltd.	4	293
Saudi National Bank, The	28	260
SCOR SE	7	148
Sompo Holdings, Inc.	74	1,657
Standard Chartered PLC	70	742
State Street Corporation	38	3,340
Steadfast Group Ltd	42	167
Sumitomo Mitsui Financial Group, Inc.	10	205
Synchrony Financial	22	1,088
T. Rowe Price Group, Inc.	30	3,221
Texas Capital Bancshares, Inc. (a)	3	197
The PNC Financial Services Group, Inc.	11	2,114
The Progressive Corporation (b)	89	22,519
Toronto-Dominion Bank, The	10	630
Turkiye Is Bankasi Anonim Sirketi - Class C	342	141
UBS Group AG	34	1,041
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	285	12,549
Visa Inc. - Class A	36	10,006
Wells Fargo & Company (b)	253	14,308
XP Inc. - Class A	20	365
		277,933
Health Care 7.9%
AbbVie Inc.	6	1,200
Alcon AG	4	431
Amgen Inc.	6	1,948
argenx SE (a)	—	177
Astellas Pharma Inc.	10	117
AstraZeneca PLC - ADR	17	1,328
AstraZeneca PLC	8	1,186
BeiGene, Ltd. (a) (f)	19	338
Biogen Inc. (a)	5	872
Boston Scientific Corporation (a)	213	17,833
Bristol-Myers Squibb Company	64	3,327
Cardinal Health, Inc.	4	451
Centene Corporation (a)	8	639
Cipla Limited	14	281
Concentra Group Holdings Parent, Inc. (a) (d)	20	448
CSL Limited	4	823
CSPC Pharmaceutical Group Limited	554	426
Daiichi Sankyo Company, Limited	76	2,488
Danaher Corporation (b)	41	11,281
DexCom, Inc. (a)	42	2,795
Edwards Lifesciences Corporation (a) (b)	66	4,387
Elevance Health, Inc.	4	2,051
Eli Lilly and Company (b)	16	14,473
EssilorLuxottica	28	6,729
Fresenius Medical Care AG	16	697
Galderma Group AG (a)	51	4,720
Genmab A/S (a)	2	366
Gilead Sciences, Inc.	24	2,022
Grand Round, Inc. (e) (f)	644	477
GSK PLC	61	1,238
Hikma Pharmaceuticals Public Limited Company	16	419
Hoya Corporation	85	11,758
Humana Inc.	5	1,680
Intuitive Surgical, Inc. (a) (b)	26	12,840
Johnson & Johnson	28	4,488
Labcorp Holdings Inc.	2	354
Masimo Corporation (a)	31	4,187
McKesson Corporation	2	1,155
Merck & Co., Inc.	137	15,586
Mettler-Toledo International Inc. (a)	—	330
Moderna, Inc. (a)	2	161
NMC Health PLC (e)	162	—
Novartis AG - Class N	6	699
Novo Nordisk A/S - Class B	121	14,310
Ono Pharmaceutical Co., Ltd.	17	229
Pfizer Inc.	13	362
Regeneron Pharmaceuticals, Inc. (a)	—	465
Sanofi	79	9,107
Santen Pharmaceutical Co., Ltd.	27	323
Seegene, Inc.	5	96
Stryker Corporation	33	12,099
Takeda Pharmaceutical Co Ltd (d)	3	97
Thermo Fisher Scientific Inc. (b)	21	12,815
UnitedHealth Group Incorporated (b)	43	25,110
Universal Health Services, Inc. - Class B	5	1,164
Veeva Systems Inc. - Class A (a)	3	721
Vertex Pharmaceuticals Incorporated (a)	2	883
Waystar Holding Corp. (a)	14	392
West Pharmaceutical Services, Inc.	1	330
Zoetis Inc. - Class A	11	2,216
		219,925
Consumer Discretionary 7.5%
Accor	116	5,034
Adidas AG - Class N	36	9,534
Amadeus IT Holding, S.A. (f)	3	213
Amazon.com, Inc. (a) (b) (c)	248	46,225
Bloomberry Resorts Corporation	1,002	145
Booking Holdings Inc.	1	2,317
Boyd Gaming Corporation	1	78
Bridgestone Corporation	7	277
BYD Company Limited - Class H	347	12,496
Caesars Entertainment, Inc. (a)	13	562
Capri Holdings Limited (a)	11	473
Carnival Corporation (a)	99	1,834
Chipotle Mexican Grill, Inc. (a)	118	6,801
Compass Group PLC	231	7,418
D.R. Horton, Inc.	19	3,647
Deckers Outdoor Corporation (a)	22	3,480
DoorDash, Inc. - Class A (a)	8	1,118
Eicher Motors Limited	3	158
ETSY, Inc. (a)	19	1,032
Evolution AB (publ) (f)	8	804
Fast Retailing Co., Ltd.	2	596
Ferrari N.V.	10	4,511
Fila Holdings Corp.	3	108
Floor & Decor Holdings, Inc. - Class A (a)	33	4,047
Flutter Entertainment Public Limited Company (a)	2	511
Genius Sports Limited (a)	107	840
Golden Entertainment, Inc.	2	67
Great Wall Motor Company Limited - Class A	507	2,171
Great Wall Motor Company Limited - Class H	347	637
Greek Organisation of Football Prognostics S.A. - Class R	4	75
Haidilao International Holding Ltd. (f)	327	785
Hasbro, Inc.	10	748
Hermes International	1	2,924
Hero MotoCorp Limited	3	173
Home Depot, Inc. , The	13	5,137
Hyundai Motor Company	3	534
Industria de Diseno Textil, S.A.	18	1,042
Isetan Mitsukoshi Holdings Ltd. (d)	33	514
Jawbone Inc. (e) (f)	98	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JD.com, Inc. - Class A	16	323
Kingfisher PLC	92	399
La Francaise Des Jeux (g)	14	577
Landsea Homes Corporation (a)	21	261
Li Auto Inc. (a)	71	911
LKQ Corporation	151	6,033
LPP Spolka Akcyjna	—	78
Lululemon Athletica Inc. (a)	4	1,205
LVMH Moet Hennessy Louis Vuitton	24	18,356
Magazine Luiza S.A.	96	170
Maruti Suzuki India Limited	1	164
Mazda Motor Corporation (d)	97	741
Mercedes-Benz Group AG - Class N	38	2,448
NagaCorp Ltd. (a)	154	74
Norwegian Cruise Line Holdings Ltd. (a)	43	876
Panasonic Holdings Corporation	212	1,850
Pearson PLC	53	725
Prosus N.V. - Class N	47	2,073
Royal Caribbean Cruises Ltd.	8	1,503
Sekisui House, Ltd.	20	548
Seres Co., Ltd. - Class A (a)	17	216
Tesla Inc. (a) (b)	28	7,365
TJX Companies, Inc., The	160	18,862
Toll Brothers, Inc.	43	6,678
Toyo Tire Corporation	9	125
Valeo	22	260
Wesfarmers Limited	5	222
Wynn Macau, Limited (d)	946	816
Wynn Resorts, Limited	34	3,246
Yamaha Motor Co., Ltd.	105	944
Yum China Holdings, Inc.	4	170
Zalando SE (a) (f)	13	421
		207,706
Industrials 6.1%
A.P. Moller - Maersk A/S - Class B	—	604
ABB Ltd - Class N	27	1,563
Air Arabia PJSC	111	83
Aktiebolaget Volvo - Class B	127	3,359
Athens International Airport SA	17	142
BAE Systems PLC	1,031	17,103
Bharat Electronics Limited	37	126
Brambles Limited	69	915
Canadian National Railway Company	4	445
Centuri Holdings, Inc. (a)	22	353
Compagnie De Saint-Gobain	128	11,604
Contemporary Amperex Technology Co., Limited - Class A	148	5,240
Cummins Inc.	5	1,536
Daikin Industries, Ltd.	24	3,389
Dayforce, Inc. (a) (d)	5	282
Delta Air Lines, Inc. (b)	191	9,706
Doosan Enerbility Co Ltd (a)	93	1,284
Eaton Corporation Public Limited Company	17	5,487
EBARA Corporation	44	718
Embraer S.A. (a)	28	248
Evergreen Marine Corporation (Taiwan) Ltd.	169	1,080
Expeditors International of Washington, Inc. - Class A	9	1,164
Experian PLC	49	2,572
FANUC Corporation	26	770
Frontken Corporation Berhad	112	100
General Electric Company	2	450
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Class B	11	299
GS Engineering & Construction Corp. (a)	14	194
HD Hyundai Infracore Co., Ltd.	33	189
Hindustan Aeronautics Limited	7	396
Hitachi, Ltd.	50	1,305
Honeywell International Inc.	18	3,812
Howmet Aerospace Inc.	3	342
Hyundai Mipo Dockyard Co., Ltd. (a)	2	130
IDEX Corporation	3	644
Ingersoll Rand Inc.	69	6,743
Interglobe Aviation Limited (a) (f)	2	134
International Container Terminal Services, Inc.	12	89
Kawasaki Kisen Kaisha, Ltd. (d)	70	1,088
Kingspan Group Public Limited Company	15	1,431
Kuhne & Nagel International AG	6	1,515
Kyushu Railway Company (d)	37	1,057
Larsen and Toubro Limited	3	147
Lockheed Martin Corporation	6	3,735
Makita Corporation	6	210
Mitsubishi Electric Corporation	111	1,792
Mitsui & Co., Ltd.	425	9,445
Mitsui O.S.K. Lines, Ltd. (d)	46	1,594
MTU Aero Engines AG - Class N	6	1,855
Nidec Corporation	60	1,253
Nippon Yusen Kabushiki Kaisha (d)	27	999
Northrop Grumman Corporation	8	4,100
Old Dominion Freight Line, Inc.	2	444
Palladyne AI Corp. (a) (d)	1	2
PT Astra International Tbk	341	114
RATIONAL Aktiengesellschaft	—	497
Relx PLC	195	9,217
Rheinmetall Aktiengesellschaft	1	626
Riyadh Cables Group of Companies	2	55
Rockwell Automation, Inc.	10	2,565
Rollins, Inc.	15	752
Rolls-Royce Holdings PLC (a)	234	1,658
RTX Corporation	4	484
RXO Inc (a)	8	230
Schneider Electric SE	3	708
SGS SA	15	1,715
Sojitz Corporation	33	786
Spirax Group PLC	24	2,457
Thomson Reuters Corporation	3	516
Toyota Tsusho Corporation	43	775
Trane Technologies Public Limited Company (b)	39	15,261
TransDigm Group Incorporated	3	4,013
Trelleborg AB - Class B	26	1,011
Union Pacific Corporation	22	5,479
Vestas Wind Systems A/S (a)	70	1,533
Wan Hai Lines Ltd.	185	577
Weichai Power Co., Ltd. - Class A	869	1,957
Weichai Power Co., Ltd. - Class H	459	841
Wizz Air Holdings PLC (a) (f)	6	110
Wolters Kluwer N.V. - Class C	9	1,530
Yang Ming Marine Transport Corporation	183	401
		171,135
Communication Services 4.3%
Advanced Info Service PLC.	21	168
Alphabet Inc. - Class C (b)	227	37,871
Altice USA, Inc. - Class A (a) (d)	57	140
AMC Networks, Inc. - Class A (a)	15	126
Auto Trader Group PLC	116	1,346
Cellnex Telecom, S.A. (f)	339	13,731
CTS Eventim AG & Co. KGaA	7	713
Elisa Oyj	22	1,175
Etihad Etisalat Company	12	162
Kakaku.com, Inc.	7	113
Koninklijke KPN N.V.	612	2,502
Krafton, Inc. (a)	1	392
Liberty Media Corporation - Series C (a)	2	122
Lions Gate Entertainment Corp. - Class A (a)	64	500
Lions Gate Entertainment Corp. - Class B (a)	4	29
Lionsgate Studios Corp. (a)	44	314
Live Nation Entertainment, Inc. (a)	43	4,699
Lumen Technologies Inc. (a)	110	783
Meta Platforms, Inc. - Class A (b)	42	24,252
NAVER Corporation	5	611
Netflix, Inc. (a)	6	4,383
News Corporation - Class A	9	250
NEXON Co., Ltd.	14	268
Nintendo Co., Ltd.	6	304
Orange	49	562
Paramount Global - Class B	39	418
Sea Limited - Class A - ADR (a)	1	87
Telia Company AB	489	1,581
Tencent Holdings Limited	115	6,395

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
True Corporation Public Company Limited - NVDR (a)	316	110
Universal Music Group N.V.	9	226
Verizon Communications Inc.	57	2,580
Walt Disney Company, The (b)	118	11,322
Warner Bros. Discovery, Inc. - Series A (a)	37	308
		118,543
Energy 3.1%
Bharat Petroleum Corporation Limited	31	137
BP P.L.C.	191	1,001
Cameco Corporation (b)	189	9,021
Canadian Natural Resources Limited	32	1,054
Cenovus Energy Inc.	20	341
Cheniere Energy, Inc.	8	1,525
Chevron Corporation (b)	62	9,180
ConocoPhillips (b)	36	3,774
Devon Energy Corporation	29	1,118
Enbridge Inc.	235	9,566
Enterprise Products Partners L.P.	28	818
EOG Resources, Inc.	24	2,992
Equinor ASA	60	1,525
Green Plains Inc. (a)	23	312
Halliburton Company	16	476
Hess Corporation	29	3,924
Kinder Morgan, Inc.	13	284
Koninklijke Vopak N.V.	17	798
MOL Hungarian Oil and Gas Public Limited Company	19	143
Reliance Industries Limited	7	259
Repsol SA	37	482
Shell PLC - Class A	513	16,923
Shell PLC - Class A - ADR	39	2,548
Suncor Energy Inc.	170	6,286
Tenaris S.A.	73	1,152
TotalEnergies SE (d)	51	3,320
Transocean Ltd. (a) (d) (f)	181	768
Valero Energy Corporation (b)	50	6,705
		86,432
Materials 2.6%
Algoma Steel Group Inc. (d)	88	901
Anglo American PLC	12	404
Ball Corporation	3	187
Barrick Gold Corporation	73	1,442
BASF SE - Class N	7	358
BHP Group Limited	70	2,199
Boliden AB	12	410
Borouge PLC	167	113
CEMEX S.A.B. de C.V. - Series A	1,500	918
CF Industries Holdings, Inc.	104	8,888
Constellium SE - Class A (a)	56	914
CRH Public Limited Company	129	11,997
CRH Public Limited Company	2	206
Crown Holdings, Inc.	4	403
DuPont de Nemours, Inc.	21	1,905
Eldorado Gold Corporation (a)	9	152
Evonik Industries AG	65	1,515
First Quantum Minerals Ltd (a)	3	44
Franco-Nevada Corporation	22	2,676
Freeport-McMoRan Inc. (b)	244	12,168
Glencore PLC	1,420	8,105
Heidelberg Materials AG	7	736
Holcim AG	16	1,566
James Hardie Industries Public Limited Company - CHESS	22	862
Kansai Paint Co., Ltd. (d)	35	617
Kumba Iron Ore Ltd (f)	13	293
Kuraray Co., Ltd.	15	227
Linde Public Limited Company	1	584
Nippon Paint Holdings Co., Ltd.	240	1,832
Nucor Corporation	6	893
Nutrien Ltd. (d)	6	311
Quintis Limited (e) (f)	3,771	—
Rio Tinto Limited	8	710
Saudi Basic Industries Corporation	5	96
Sika AG	4	1,271
Southern Copper Corporation	3	392
SSAB AB - Class A	32	168
SSAB AB - Class B	55	281
Syensqo	9	805
Symrise AG	7	1,017
Teck Resources Limited - Class B	6	294
UltraTech Cement Limited	2	276
United States Steel Corporation	78	2,745
Yanbu National Petrochemical Company	9	98
		71,979
Consumer Staples 2.6%
Abdullah Al-Othaim Markets Company	46	147
Albertsons Companies, Inc. - Class A	27	496
Alimentation Couche-Tard Inc.	5	272
Altria Group, Inc.	54	2,779
Ambev S.A.	342	824
Anhui Gujing Distillery Company Limited - Class B	2	35
British American Tobacco P.L.C.	16	572
Bunge Limited	63	6,068
Carlsberg A/S - Class B	8	963
Carrefour	82	1,393
Coca-Cola HBC AG	7	235
Coles Group Limited	105	1,318
Costco Wholesale Corporation (b)	18	15,677
CP ALL Public Company Limited	35	70
Dollar General Corporation	6	481
Fomento Economico Mexicano, S.A. B. De C.V.	14	134
Godrej Consumer Products Limited	14	232
Hormel Foods Corporation	17	544
ITO EN, LTD.	31	730
J Sainsbury PLC	405	1,602
Jeronimo Martins, SGPS, S.A.	7	131
Kimberly-Clark Corporation	15	2,093
Koninklijke Ahold Delhaize N.V.	71	2,440
Kroger Co., The	11	609
L'Oreal	1	283
Marks and Spencer Group P.L.C.	161	804
Meiji Holdings Co., Ltd. (d)	10	251
Nestle S.A. - Class N	18	1,806
Nongfu Spring Co., Ltd. - Class H (f)	223	963
Orion Incorporation	3	240
Philip Morris International Inc.	4	455
Procter & Gamble Company, The	9	1,552
Shiseido Company, Limited	9	246
Tesco PLC	109	525
The Estee Lauder Companies Inc. - Class A	16	1,613
Wal - Mart de Mexico, S.A.B. de C.V.	229	692
Walmart Inc. (b)	261	21,088
Woolworths Group Limited	60	1,391
		71,754
Utilities 1.9%
American Water Works Company, Inc.	13	1,840
Eversource Energy	30	2,022
GAIL (India) Limited	80	231
JSW Energy Limited	15	136
National Grid PLC	690	9,516
NextEra Energy, Inc. (b)	163	13,794
NRG Energy, Inc.	29	2,604
RWE Aktiengesellschaft	82	2,988
Sempra	95	7,903
Snam S.P.A.	71	362
The AES Corporation (c)	91	1,824
Vistra Corp. (b)	94	11,093
		54,313
Real Estate 0.6%
Aldar Properties - P J S C	36	73
American Tower Corporation	41	9,442
Ayala Land Inc.	268	175
Emaar Properties (P.J.S.C)	94	223
Equinix, Inc.	1	1,276
Equity Residential	2	145
Healthpeak OP, LLC	109	2,482
Landbridge Company LLC - Class A (a) (d)	15	600

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Lineage, Inc.	6	504
Park Hotels & Resorts Inc.	13	177
ProLogis Inc.	11	1,360
PT. Ciputra Development	1,618	143
UOL Group Limited	38	163
Ventas, Inc.	15	953
		17,716
Total Common Stocks (cost $1,490,956)		1,730,732
CORPORATE BONDS AND NOTES 9.8%
Communication Services 1.7%
Altice France Holding S.A.
5.88%, 02/01/27, EUR (f)	373	325
AMC Networks, Inc.
10.25%, 01/15/29 (g)	423	436
4.25%, 02/15/29	827	598
4.25%, 02/15/29 (g) (h)	417	370
AT&T Inc.
2.90%, 12/04/26, GBP	245	316
5.50%, 03/15/27, GBP (f)	150	204
3.55%, 09/15/55	698	509
CCO Holdings, LLC
6.38%, 09/01/29 (g)	300	300
4.75%, 03/01/30 (g)	200	184
4.25%, 02/01/31 (g)	200	177
4.50%, 05/01/32	300	259
Cellnex Telecom, S.A.
0.75%, 11/20/31, EUR (f) (h)	1,300	1,272
CK Hutchison Group Telecom Finance S.A.
2.63%, 10/17/34, GBP (f)	1,270	1,254
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (g)	100	98
9.00%, 09/15/28 (d) (g)	100	106
7.88%, 04/01/30 (g)	106	111
Comcast Corporation
0.25%, 09/14/29, EUR	326	318
Connect Finco SARL
6.75%, 10/01/26 (g)	200	200
9.00%, 09/15/29 (g)	546	528
CSC Holdings, LLC
5.50%, 04/15/27 (d) (g)	856	751
11.25%, 05/15/28 (d) (g)	200	193
11.75%, 01/31/29 (g)	491	474
DIRECTV Financing, LLC
5.88%, 08/15/27 (g)	200	196
DISH DBS Corporation
5.88%, 11/15/24	938	932
DISH Network Corporation
0.00%, 12/15/25 (h) (i)	689	585
3.38%, 08/15/26 (h)	258	209
Frontier Communications Holdings, LLC
8.75%, 05/15/30 (g)	1,777	1,889
8.63%, 03/15/31 (g)	1,100	1,187
Frontier Communications Parent, Inc.
5.00%, 05/01/28 (g)	200	198
6.75%, 05/01/29 (g)	340	342
Frontier Florida LLC
6.86%, 02/01/28	1,259	1,315
Frontier North Inc.
6.73%, 02/15/28	175	181
GCI, LLC
4.75%, 10/15/28 (g)	204	196
Global Switch Finance B.V.
1.38%, 10/07/30, EUR (f)	477	486
Go Daddy Operating Company, LLC
3.50%, 03/01/29 (g)	100	94
Gray Escrow, Inc.
7.00%, 05/15/27 (g)	200	197
Gray Television, Inc.
5.38%, 11/15/31 (g)	100	62
Iliad Holding
5.13%, 10/15/26, EUR (f)	234	263
6.50%, 10/15/26 (g)	473	478
5.63%, 10/15/28, EUR (f)	1,893	2,138
6.88%, 04/15/31, EUR (f)	240	283
8.50%, 04/15/31 (g)	353	380
Informa Jersey Limited
3.13%, 07/05/26, GBP (f) (j)	100	129
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (g)	492	473
Kaixo Bondco Telecom SA.
5.13%, 09/30/29, EUR (f)	379	422
Kenbourne Invest S.A.
0.00%, 11/26/24 (a) (g) (k)	278	169
Lamar Media Corp.
4.88%, 01/15/29 (d)	370	366
Level 3 Financing, Inc.
4.63%, 09/15/27 (g)	317	281
11.00%, 11/15/29 (g)	382	423
10.00%, 10/15/32 (g)	1,513	1,444
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (g)	100	102
Match Group Holdings II, LLC
4.63%, 06/01/28 (g)	100	97
Matterhorn Telecom S.A.
3.13%, 09/15/26, EUR (f)	1,972	2,165
Meta Platforms, Inc.
5.40%, 08/15/54	1,180	1,239
Netflix, Inc.
3.63%, 05/15/27, EUR (f)	1,048	1,189
News Corporation
3.88%, 05/15/29 (d) (g)	100	95
Nexstar Escrow Inc.
5.63%, 07/15/27 (g)	100	99
Nexstar Media Group, Inc.
4.75%, 11/01/28 (g)	262	250
Outfront Media Capital Corporation
5.00%, 08/15/27 (g)	100	99
4.25%, 01/15/29 (g)	100	95
4.63%, 03/15/30 (g)	275	262
Paramount Global
7.88%, 07/30/30	803	879
6.38%, 03/30/62	937	862
Sirius XM Radio Inc.
3.13%, 09/01/26 (g)	100	97
4.00%, 07/15/28 (g)	200	189
3.88%, 09/01/31 (d) (g)	100	87
SoftBank Group Corp
5.38%, 01/08/29, EUR (f)	881	996
5.75%, 07/08/32, EUR (f)	771	870
Sprint Spectrum Co LLC
4.74%, 03/20/25 (g)	79	79
Sunrise FinCo I B.V.
4.88%, 07/15/31 (g)	550	521
TEGNA Inc.
4.63%, 03/15/28	100	96
5.00%, 09/15/29	100	95
Tele Columbus AG
0.00%, 03/19/29, EUR (a) (f) (k) (l)	672	586
Telefonica Emisiones SA
5.38%, 02/02/26, GBP (f)	267	359
Telenet Finance Luxembourg Notes S.A R.L.
5.50%, 03/01/28 (g)	200	196
United Group B.V.
7.79%, (3 Month EURIBOR + 4.25%), 02/15/31, EUR (g) (m)	642	713
Verizon Communications Inc.
1.13%, 11/03/28, GBP	100	117
4.25%, 10/31/30, EUR	506	596
VFU Funding PLC
6.20%, 02/11/25 (f)	214	190
Videotron Ltee
3.63%, 06/15/29 (g)	100	95
Virgin Media Secured Finance PLC
4.25%, 01/15/30, GBP (f)	782	921
4.13%, 08/15/30, GBP (f)	956	1,104
Virgin Media Vendor Financing Notes III Designated Activity Company
4.88%, 07/15/28, GBP (f)	1,528	1,886

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
VMED O2 UK Financing I PLC
4.50%, 07/15/31, GBP (f)	654	753
Vodafone Group Public Limited Company
4.13%, 06/04/81	88	80
8.00%, 08/30/86, GBP (f)	950	1,392
VZ Secured Financing B.V.
5.00%, 01/15/32 (d) (g)	300	276
VZ Vendor Financing II B.V.
2.88%, 01/15/29, EUR (f)	950	973
Wayfair LLC
7.25%, 10/31/29 (g)	132	135
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (d) (g)	782	698
Zegona Finance PLC
6.75%, 07/15/29, EUR (f)	373	433
8.63%, 07/15/29 (g)	736	785
		47,052
Consumer Discretionary 1.6%
Accor
4.88%, (100, 06/06/30), EUR (f) (n)	100	112
Adient Global Holdings Ltd
4.88%, 08/15/26 (g)	276	273
8.25%, 04/15/31 (g)	254	270
Adler Pelzer Holding Gmbh
9.50%, 04/01/27, EUR	1,201	1,279
Affinity Interactive
6.88%, 12/15/27 (g)	285	245
Afflelou
6.00%, 07/25/29, EUR	430	491
Allison Transmission, Inc.
4.75%, 10/01/27 (d) (g)	100	98
Allwyn Entertainment Financing (UK) PLC
7.25%, 04/30/30, EUR (f)	640	756
American Axle & Manufacturing, Inc.
5.00%, 10/01/29 (d)	337	309
Aramark Services, Inc.
5.00%, 02/01/28 (g)	100	100
Asbury Automotive Group, Inc.
5.00%, 02/15/32 (d) (g)	100	95
Aston Martin Capital Holdings Limited
10.00%, 03/31/29 (g)	654	645
10.38%, 03/31/29, GBP (f)	611	811
Azelis Finance
4.75%, 09/25/29, EUR (f)	180	203
Bath & Body Works, Inc.
6.63%, 10/01/30 (g)	100	102
Bertrand Franchise Finance
7.49%, (3 Month EURIBOR + 3.75%), 07/18/30, EUR (f) (m)	464	519
Boyd Gaming Corporation
4.75%, 12/01/27	114	113
4.75%, 06/15/31 (g)	261	249
Brookfield Residential Properties Inc.
6.25%, 09/15/27 (g)	100	100
4.88%, 02/15/30 (g)	260	245
Bubbles BidCo S.p.A.
0.00%, (3 Month EURIBOR + 4.25%), 09/30/31, EUR (f) (m)	355	394
6.50%, 09/30/31, EUR (f)	363	405
Caesars Entertainment, Inc.
6.50%, 02/15/32 (g)	100	103
Churchill Downs Incorporated
6.75%, 05/01/31 (g)	200	207
Cinemark USA, Inc.
7.00%, 08/01/32 (d) (g)	261	273
Cirsa Finance International S.a r.l.
7.88%, 07/31/28, EUR (f)	637	751
Clarios Global LP
6.25%, 05/15/26 (g)	200	200
Dana Financing Luxembourg S.a r.l.
3.00%, 07/15/29, EUR (f)	180	176
8.50%, 07/15/31, EUR (f)	641	757
Dana Incorporated
4.25%, 09/01/30	100	90
Deuce Finco PLC
5.50%, 06/15/27, GBP (f)	1,296	1,698
5.50%, 06/15/27, GBP (g)	971	1,272
Duomo Bidco S.P.A.
7.79%, (3 Month EURIBOR + 4.13%), 07/15/31, EUR (f) (m)	441	495
EG Global Finance PLC
12.00%, 11/30/28 (g)	654	729
Eldorado Resorts, Inc.
8.13%, 07/01/27 (g)	454	464
Ferrellgas Escrow, LLC
5.88%, 04/01/29 (g)	418	391
Forvia
2.75%, 02/15/27, EUR (f) (o)	1,929	2,057
Full House Resorts, Inc.
8.25%, 02/15/28 (g)	46	46
Goldstory
6.75%, 02/01/30, EUR (g)	819	929
7.63%, (3 Month EURIBOR + 4.00%), 02/01/30, EUR (g) (m)	602	670
Goodyear Europe B.V.
2.75%, 08/15/28, EUR (f)	238	239
Hanesbrands Inc.
9.00%, 02/15/31 (d) (g)	200	216
Hilton Domestic Operating Company Inc.
5.75%, 05/01/28 (g)	200	201
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (d) (g)	200	190
4.88%, 07/01/31 (d) (g)	116	105
Home Depot, Inc. , The
2.38%, 03/15/51	1,135	713
Hyatt Hotels Corporation
5.38%, 04/23/25 (j) (o)	442	442
IHO Verwaltungs GmbH
3.75%, 09/15/26, EUR (f) (l)	640	708
3.88%, 05/15/27, EUR (f) (l)	118	130
8.75%, 05/15/28, EUR (f) (l)	654	762
International Game Technology PLC
6.25%, 01/15/27 (g)	300	306
Kohl's Corporation
4.63%, 05/01/31 (j) (o)	100	84
Las Vegas Sands Corp.
2.90%, 06/25/25	100	98
3.90%, 08/08/29	100	95
LG Electronics Inc.
5.63%, 04/24/27 (g)	232	238
Light and Wonder International, Inc.
7.25%, 11/15/29 (g)	229	237
7.50%, 09/01/31 (d) (g)	100	105
Lions Gate Capital Holdings 1, Inc.
5.50%, 04/15/29 (g)	2,662	2,392
Lithia Motors, Inc.
3.88%, 06/01/29 (d) (g)	100	93
Lottomatica S.p.A.
5.38%, 06/01/30, EUR (f)	137	157
6.76%, (3 Month EURIBOR + 3.25%), 06/01/31, EUR (f) (m)	207	232
Lowe`s Companies, Inc.
5.63%, 04/15/53	680	707
Macy's Retail Holdings
6.13%, 03/15/32 (d) (g)	100	97
Magnum Management Corporation
5.38%, 04/15/27	100	100
MAHLE GmbH
6.50%, 05/02/31, EUR	767	825
MCE Finance Limited
5.63%, 07/17/27 (g)	200	195
MGM China Holdings Limited
4.75%, 02/01/27 (g)	200	194
MGM Resorts International
5.75%, 06/15/25	100	100
4.75%, 10/15/28 (d)	100	98
Motion Finco S.a r.l.
7.38%, 06/15/30, EUR (f)	294	330

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Murphy Oil USA, Inc.
3.75%, 02/15/31 (d) (g)	100	90
NCL Corporation Ltd.
5.88%, 02/15/27 (g)	100	100
8.13%, 01/15/29 (g)	100	107
Newell Brands Inc.
5.70%, 04/01/26 (j) (o)	100	100
6.38%, 09/15/27	100	101
Nissan Motor Co., Ltd.
2.65%, 03/17/26, EUR (f)	340	374
Nordstrom, Inc.
4.25%, 08/01/31	100	88
Pinewood Finco PLC
6.00%, 03/27/30, GBP (g)	1,024	1,372
Premier Entertainment Sub, LLC
5.63%, 09/01/29 (g)	100	75
5.88%, 09/01/31 (g)	100	68
PrestigeBidCo GmbH
7.46%, (3 Month EURIBOR + 3.75%), 07/01/29, EUR (f) (m)	198	223
Punch Finance PLC
6.13%, 06/30/26, GBP (f)	2,015	2,665
RCI Banque
5.50%, 10/09/34, EUR	700	795
Restaurant Brands International Limited Partnership
4.38%, 01/15/28 (g)	100	97
4.00%, 10/15/30 (g)	200	184
Service Corporation International
4.00%, 05/15/31	100	93
Shiba Bidco S.P.A.
4.50%, 10/31/28, EUR (g)	1,589	1,704
Six Flags Operations Inc.
7.25%, 05/15/31 (g)	100	103
Station Casinos LLC
4.50%, 02/15/28 (g)	355	343
STL Holding Company LLC
8.75%, 02/15/29 (g)	212	226
Stonegate Pub Company Financing PLC
10.17%, 07/31/29, EUR (m)	183	206
10.75%, 07/31/29, GBP	293	404
Studio City Finance Limited
5.00%, 01/15/29 (g)	400	368
Taylor Morrison Communities, Inc.
5.75%, 01/15/28 (g)	100	102
Tempur Sealy International, Inc.
4.00%, 04/15/29 (d) (g)	100	93
Tenneco Inc.
8.00%, 11/17/28 (g)	998	922
The Goodyear Tire & Rubber Company
5.00%, 05/31/26 - 07/15/29	200	190
5.25%, 04/30/31	162	146
The Unique Pub Finance Company PLC
6.46%, 03/30/32, GBP (f)	327	454
Travel + Leisure Co.
6.63%, 07/31/26 (g)	100	102
TUI Cruises GmbH
6.25%, 04/15/29, EUR (g)	521	608
Univision Communications Inc.
8.00%, 08/15/28 (g)	415	424
4.50%, 05/01/29 (d) (g)	170	152
8.50%, 07/31/31 (g)	335	336
V.F. Corporation
2.40%, 04/23/25	147	145
Volkswagen Financial Services Overseas AG
0.88%, 01/31/28, EUR (f)	619	636
Volkswagen International Finance N.V.
1.88%, 12/03/24, GBP (f)	100	133
4.25%, 10/09/25, GBP (f)	100	132
WMG Acquisition Corp.
3.75%, 12/01/29 (g)	100	94
Wynn Las Vegas, LLC
5.25%, 05/15/27 (g)	100	100
Wynn Macau, Limited
5.50%, 01/15/26 (d) (g)	300	298
Wynn Resorts Finance, LLC
7.13%, 02/15/31 (g)	100	108
Yum! Brands, Inc.
4.63%, 01/31/32 (d)	200	192
		44,764
Financials 1.5%
ABN AMRO Bank N.V.
6.38%, (100, 09/22/34), EUR (f) (n)	200	226
Ardonagh Finco Ltd.
6.88%, 02/15/31, EUR (g)	2,159	2,415
Banca Monte dei Paschi di Siena S.p.A.
7.71%, 01/18/28, EUR (f)	199	241
Banco Bilbao Vizcaya Argentaria, S.A.
6.88%, (100, 12/13/30), EUR (f) (n)	400	456
8.38%, (100, 06/21/28), EUR (f) (n)	200	243
Banco de Credito Social Cooperativo, S.A.
4.13%, 09/03/30, EUR (f)	100	113
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte
5.88%, (100, 01/24/27) (g) (n)	200	196
Banco Santander, S.A.
3.13%, 10/06/26, GBP (f)	500	655
Bangkok Bank Public Company Limited
5.50%, 09/21/33 (g)	277	287
Bank of America Corporation
3.37%, 01/23/26	828	823
1.95%, 10/27/26, EUR (f)	556	611
Bank of Ireland Group Public Limited Company
6.00%, (100, 09/01/25), EUR (f) (n)	429	481
Bankinter Sociedad Anonima
7.38%, (100, 08/15/28), EUR (f) (n)	200	233
Barclays PLC
4.38%, (100, 03/15/28) (h) (n)	214	191
3.00%, 05/08/26, GBP (f)	100	130
3.25%, 02/12/27, GBP (f)	100	129
Block, Inc.
2.75%, 06/01/26	200	194
BNP Paribas
4.63%, (100, 01/12/27) (g) (n)	214	202
3.38%, 01/23/26, GBP (f) (h)	100	131
2.13%, 01/23/27, EUR (f)	600	659
1.88%, 12/14/27, GBP (f) (h)	100	122
BPCE
4.50%, 03/15/25 (g)	636	634
CaixaBank, S.A.
5.88%, (100, 10/09/27), EUR (f) (h) (n)	400	447
Citigroup Inc.
4.15%, (100, 11/15/26) (n)	127	122
1.28%, 11/03/25	913	909
1.25%, 07/06/26, EUR (f)	555	608
1.75%, 10/23/26, GBP	200	253
Commerzbank Aktiengesellschaft
4.25%, (100, 10/09/27), EUR (f) (n)	200	207
6.50%, (100, 10/09/29), EUR (f) (n)	600	677
7.88%, (100, 07/02/29), EUR (f) (n)	400	475
Cooperatieve Rabobank U.A.
1.88%, 07/12/28, GBP (f)	100	124
Corporacion Financiera de Desarrollo S.A.
4.75%, 07/15/25 (f)	344	343
Deutsche Bank Aktiengesellschaft
4.50%, (100, 11/30/26), EUR (f) (n)	400	409
4.79%, (100, 04/30/25) (f) (n)	400	388
Dynamo NewCo II GmbH
6.25%, 10/15/31, EUR (f)	185	207
Fidelity National Information Services, Inc.
1.50%, 05/21/27, EUR (f)	579	624
Ford Motor Credit Company LLC
4.87%, 08/03/27, EUR	363	417
Freedom Mortgage Corporation
12.00%, 10/01/28 (g)	200	219
9.25%, 02/01/29 (g)	165	172
9.13%, 05/15/31 (g)	100	103
FWD Group Investments Limited
8.40%, 04/05/29 (f)	2,294	2,409

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
General Motors Financial Company, Inc.
4.30%, 02/15/29, EUR (f)	374	429
Global Payments Inc.
4.88%, 03/17/31, EUR	269	319
Goldman Sachs Group, Inc., The
0.25%, 01/26/28, EUR (f)	634	649
7.25%, 04/10/28, GBP	137	198
0.88%, 05/09/29, EUR (f)	588	594
Home Point Capital Inc.
5.00%, 02/01/26 (g)	141	140
HSBC Holdings PLC
4.75%, (100, 07/04/29), EUR (f) (h) (n)	452	491
1.75%, 07/24/27, GBP (h)	100	126
ING Groep N.V.
3.88%, (100, 05/16/27) (h) (n)	400	361
7.25%, (100, 11/16/34) (f) (n)	450	464
3.00%, 02/18/26, GBP (f) (h)	100	130
Intesa Sanpaolo SPA
4.20%, 06/01/32 (g)	200	178
JPMorgan Chase & Co.
0.99%, 04/28/26, GBP (f)	345	450
1.09%, 03/11/27, EUR (f)	578	627
Kane Bidco Limited
6.50%, 02/15/27, GBP (g)	991	1,303
KBC Groep
1.25%, 09/21/27, GBP (f) (h)	100	125
Liberty Costa Rica Senior Secured Finance
10.88%, 01/15/31 (g)	291	319
Lloyds Banking Group PLC
2.25%, 10/16/24, GBP (f)	278	371
Mitsubishi UFJ Financial Group Inc
0.96%, 10/11/25	200	200
Morgan Stanley
0.86%, 10/21/25	190	189
1.16%, 10/21/25	367	366
1.34%, 10/23/26, EUR	705	770
Nasdaq, Inc.
4.50%, 02/15/32, EUR	390	464
National Bank of Greece SA
5.88%, 06/28/35, EUR (f)	361	418
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (g)	100	100
5.50%, 08/15/28 (g)	148	147
5.75%, 11/15/31 (g)	226	221
Nationwide Building Society
5.75%, (100, 06/20/27), GBP (f) (h) (n)	215	277
7.50%, (100, 12/20/30), GBP (f) (n)	275	369
NatWest Group PLC
2.88%, 09/19/26, GBP (h)	100	131
3.13%, 03/28/27, GBP (f)	100	130
Nexi Spa
0.00%, 02/24/28, EUR (f) (h) (i)	300	290
Opus-Chartered Issuances SA
2.50%, 07/04/25, EUR (e) (m)	179	200
PennyMac Financial Services, Inc.
7.88%, 12/15/29 (g)	200	213
Progroup AG
5.13%, 04/15/29, EUR	224	244
5.38%, 04/15/31, EUR (g)	288	312
Rocket Mortgage, LLC
2.88%, 10/15/26 (g)	100	96
3.63%, 03/01/29 (g)	100	94
Santander UK Group Holdings PLC
3.63%, 01/14/26, GBP (f)	100	132
Societe Generale
1.88%, 10/03/24, GBP (f)	100	134
Starwood Property Trust, Inc.
7.25%, 04/01/29 (g)	100	105
Swedbank AB
1.38%, 12/08/27, GBP (f) (h)	100	125
Ter Finance (Jersey) Limited
0.00%, 01/02/25 (e) (g) (i)	5,181	5,059
Texas Capital Bancshares, Inc.
4.00%, 05/06/31	600	569
Toronto-Dominion Bank, The
2.88%, 04/05/27, GBP (f) (h)	100	128
UBS Group AG
6.85%, (100, 09/10/29) (g) (h) (n)	725	736
4.49%, 05/12/26 (g)	200	199
2.19%, 06/05/26 (g) (h)	449	440
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.
5.86%, 06/19/32 (g)	200	201
UnipolSai Assicurazioni S.p.A.
4.90%, 05/23/34, EUR (f)	200	227
United Wholesale Mortgage, LLC
5.50%, 11/15/25 (g)	100	100
USB Capital IX
6.58%, (3 Month Term SOFR + 1.28%), (100, 11/07/24) (m) (n)	594	500
VistaJet Group Holding SA
9.50%, 06/01/28 (d) (g)	100	98
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (g)	100	98
6.38%, 02/01/30 (d) (g)	100	86
VMED O2 UK Financing I PLC
4.25%, 01/31/31 (g)	300	266
Wells Fargo & Company
1.38%, 10/26/26, EUR (f)	578	623
1.50%, 05/24/27, EUR (f)	882	944
Worldline
0.00%, 07/30/26, EUR (f) (h) (i)	178	180
		41,940
Consumer Staples 1.3%
AA Bond Co Limited
6.50%, 01/31/26, GBP (f) (o)	1,064	1,417
Allied Universal Holdco LLC
9.75%, 07/15/27 (d) (g)	254	254
4.88%, 06/01/28, GBP (f)	1,913	2,366
7.88%, 02/15/31 (g)	200	204
Amber FinCo PLC
6.63%, 07/15/29, EUR (f)	452	527
Anheuser-Busch InBev
4.00%, 09/24/25, GBP (f)	100	133
Apcoa Group GmbH
0.00%, (3 Month EURIBOR + 4.13%), 04/15/31, EUR (f) (m)	369	411
APCOA Parking Holdings GmbH
8.69%, (3 Month EURIBOR + 5.00%), 01/15/27, EUR (g) (m)	1,441	1,602
Avis Budget Car Rental, LLC
5.38%, 03/01/29 (d) (g)	100	93
8.00%, 02/15/31 (d) (g)	100	102
BCP V Modular Services Finance II PLC
6.13%, 11/30/28, GBP (f)	263	332
6.13%, 11/30/28, GBP (g)	1,497	1,891
BCP V Modular Services Finance PLC
6.75%, 11/30/29, EUR (g)	1,486	1,448
Bellis Finco PLC
4.00%, 02/16/27, GBP (f)	998	1,230
Boels Topholding B.V.
6.25%, 02/15/29, EUR (f)	949	1,093
5.75%, 05/15/30, EUR (g)	178	203
Boparan Finance PLC
7.63%, 11/30/25, GBP (f)	1,736	2,277
Cidron Aida Finco SARL
6.25%, 04/01/28, GBP (f)	554	707
Coca-Cola Company, The
5.20%, 01/14/55	1,860	1,953
Coty Inc.
3.88%, 04/15/26, EUR (f)	1,611	1,790
5.00%, 04/15/26 (g)	100	100
5.75%, 09/15/28, EUR (f)	208	241
Darling Ingredients Inc.
5.25%, 04/15/27 (g)	100	99
DP World Salaam
6.00%, (100, 10/01/25) (f) (n)	260	260
Edgewell Personal Care Colombia S A S
4.13%, 04/01/29 (g)	100	95

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Energizer Holdings, Inc.
4.75%, 06/15/28 (g)	200	194
4.38%, 03/31/29 (d) (g)	100	95
Equipmentshare.Com Inc
8.63%, 05/15/32 (g)	237	249
General Mills, Inc.
0.13%, 11/15/25, EUR	916	987
0.45%, 01/15/26, EUR	721	775
Hertz Vehicle Financing II LP
5.00%, 12/01/29 (g)	200	132
Kraft Heinz Foods Company
4.13%, 07/01/27, GBP (f)	100	132
Lamb Weston Holdings, Inc.
4.88%, 05/15/28 (g)	100	99
Lion/Polaris Lux 4 S.A.
7.33%, (3 Month EURIBOR + 3.63%), 07/01/29, EUR (f) (m)	242	270
Loxama
5.75%, 07/15/27, EUR (f)	641	711
6.38%, 05/31/29, EUR (f)	949	1,102
Market Bidco Finco PLC
4.75%, 11/04/27, EUR (f)	385	411
5.50%, 11/04/27, GBP (f)	833	1,051
Marks and Spencer Group P.L.C.
3.75%, 05/19/26, GBP (f)	1,163	1,529
Performance Food Group, Inc.
4.25%, 08/01/29 (d) (g)	100	95
Perrigo Finance Unlimited Company
5.38%, 09/30/32, EUR	161	182
Picard Groupe
6.38%, 07/01/29, EUR (f)	254	289
Pilgrim's Pride Corporation
3.50%, 03/01/32	200	178
6.88%, 05/15/34	100	111
Post Holdings, Inc.
4.63%, 04/15/30 (g)	200	191
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (g)	100	101
6.25%, 01/15/28 (g)	100	100
Procter & Gamble Company, The
4.88%, 05/11/27, EUR	369	434
Q-Park Holding I B.V.
5.13%, 02/15/30, EUR (f)	674	764
REI Agro Limited
0.00%, 01/01/00 (a) (f) (h) (k)	628	3
0.00%, 01/01/00 (a) (g) (h) (k)	185	1
Rekeep S.p.A.
7.25%, 02/01/26, EUR (f)	525	544
Sabre GLBL Inc.
8.63%, 06/01/27 (g)	1,259	1,239
11.25%, 12/15/27 (g)	1,028	1,068
Safeway Inc.
3.25%, 03/15/26 (g)	100	97
6.50%, 02/15/28 (g)	100	102
3.50%, 03/15/29 (g)	100	93
Sigma Holdco B.V.
5.75%, 05/15/26, EUR (f)	339	371
U.S. Foods Inc.
4.75%, 02/15/29 (g)	200	195
United Rentals (North America), Inc.
5.50%, 05/15/27	100	100
4.88%, 01/15/28	100	99
Verisure Holding AB
3.25%, 02/15/27, EUR (f)	485	529
9.25%, 10/15/27, EUR (g)	680	793
Verisure Midholding AB
5.25%, 02/15/29, EUR (f)	853	944
Walgreens Boots Alliance, Inc.
3.45%, 06/01/26	100	96
		37,284
Industrials 0.8%
Aeropuerto Internacional de Tocumen, S.A.
5.13%, 08/11/61 (g)	200	158
Air Canada
3.88%, 08/15/26 (g)	121	118
Allegiant Travel Company
7.25%, 08/15/27 (d) (g)	372	368
Alstom
5.87%, (100, 05/29/29), EUR (f) (n)	200	229
American Airlines, Inc.
5.50%, 04/20/26 (g)	88	87
7.25%, 02/15/28 (g)	100	102
5.75%, 04/20/29 (g)	100	100
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (g)	2,899	2,612
Berry Global, Inc.
1.57%, 01/15/26	976	939
Bombardier Inc.
7.50%, 02/01/29 (d) (g)	381	403
8.75%, 11/15/30 (g)	100	110
Brand Industrial Services, Inc.
10.38%, 08/01/30 (g)	220	235
Builders FirstSource, Inc.
6.38%, 06/15/32 (g)	100	104
Clean Harbors, Inc.
6.38%, 02/01/31 (g)	100	102
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/30 (g)	383	389
Crown Americas LLC
4.75%, 02/01/26	100	100
Danaos Corporation
8.50%, 03/01/28 (g)	100	103
Delta Air Lines, Inc.
7.38%, 01/15/26	100	103
ESAB Corporation
6.25%, 04/15/29 (g)	333	342
Fiber Bidco S.P.A.
6.13%, 06/15/31, EUR (f)	325	359
Fiber Midco S.p.A.
10.00%, 06/15/29, EUR (f) (l)	287	326
GFL Environmental Inc.
3.75%, 08/01/25 (g)	100	99
4.00%, 08/01/28 (g)	498	479
4.75%, 06/15/29 (g)	100	97
Graphic Packaging International, LLC
3.50%, 03/15/28 (g)	100	95
H&E Equipment Services, Inc.
3.88%, 12/15/28 (g)	336	315
I.M.A. Industria Macchine Automatiche S.P.A. In Sigla Ima S.P.A.
7.44%, (3 Month EURIBOR + 3.75%), 04/15/29, EUR (g) (m)	516	579
Intrum AB
3.00%, 09/15/27, EUR (f)	541	453
Kleopatra Finco S.a r.l.
4.25%, 03/01/26, EUR (f)	302	314
Labl, Inc.
5.88%, 11/01/28 (g)	248	233
Mauser Packaging Solutions Holding Company
7.88%, 04/15/27 (g)	357	369
Mobico Group PLC
4.25%, (100, 11/26/25), GBP (f) (n)	107	129
Nova Alexandre III
8.93%, (3 Month EURIBOR + 5.25%), 07/15/29, EUR (g) (m)	424	463
Novelis Corporation
4.75%, 01/30/30 (g)	100	97
Owens-Brockway Glass Container Inc.
7.25%, 05/15/31 (g)	269	276
Pactiv Evergreen Group Issuer LLC
4.38%, 10/15/28 (g)	269	258
Paprec Holding
7.25%, 11/17/29, EUR (f)	685	808
PCF GmbH
4.75%, 04/15/26, EUR (f)	210	200
8.44%, (3 Month EURIBOR + 4.75%), 04/15/26, EUR (f) (m)	192	184
Pitney Bowes Inc.
6.88%, 03/15/27 (g)	1,527	1,517

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Rand Parent LLC
8.50%, 02/15/30 (g)	889	906
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (g)	180	173
Rolls-Royce PLC
3.63%, 10/14/25 (g)	200	197
Sensata Technologies, Inc.
4.38%, 02/15/30 (d) (g)	100	96
Spirit AeroSystems, Inc.
9.38%, 11/30/29 (g)	798	866
9.75%, 11/15/30 (g)	2,068	2,307
Standard Building Solutions Inc.
4.75%, 01/15/28 (g)	100	98
3.38%, 01/15/31 (g)	100	89
Stem, Inc.
0.50%, 12/01/28 (g) (h)	115	33
The ADT Security Corporation
4.13%, 08/01/29 (g)	100	96
TK Elevator Holdco GmbH
6.63%, 07/15/28, EUR (f)	553	614
TransDigm Inc.
6.75%, 08/15/28 (g)	100	103
4.63%, 01/15/29	200	193
6.63%, 03/01/32 (g)	200	208
Trivium Packaging Finance B.V.
8.50%, 08/15/27 (g)	214	214
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (g)	100	98
4.63%, 04/15/29 (g)	100	97
Vertical Midco GmbH
4.38%, 07/15/27, EUR (f)	1,621	1,784
		22,526
Health Care 0.6%
Amgen Inc.
5.25%, 03/02/25	816	817
5.51%, 03/02/26	1,362	1,362
5.50%, 12/07/26, GBP (f)	100	136
Avantor, Inc.
4.63%, 07/15/28 (d) (g)	100	98
3.88%, 11/01/29 (g)	100	95
Bausch + Lomb Corporation
8.38%, 10/01/28 (g)	60	63
Bayer Aktiengesellschaft
5.38%, 03/25/82, EUR (f)	100	110
6.63%, 09/25/83, EUR (f)	200	232
Becton Dickinson Euro Finance S.a r.l.
3.55%, 09/13/29, EUR	926	1,053
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (g)	436	434
Charles River Laboratories International, Inc.
3.75%, 03/15/29 (g)	100	94
Eli Lilly and Company
5.05%, 08/14/54	400	409
Encompass Health Corporation
4.50%, 02/01/28 (d)	208	204
4.75%, 02/01/30	200	195
4.63%, 04/01/31	120	115
Gilead Sciences, Inc.
5.55%, 10/15/53	660	709
HCA Inc.
5.25%, 06/15/26	441	444
5.95%, 09/15/54	1,078	1,131
Hologic, Inc.
4.63%, 02/01/28 (g)	100	98
3.25%, 02/15/29 (g)	100	93
IQVIA Inc.
5.00%, 05/15/27 (g)	200	199
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (d) (g)	200	193
Marcolin S.p.A.
6.13%, 11/15/26, EUR (g)	926	1,030
Molina Healthcare, Inc.
4.38%, 06/15/28 (g)	100	97
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (g)	200	189
5.25%, 10/01/29 (g)	100	98
Organon & Co.
5.13%, 04/30/31 (g)	500	471
Rossini S.a r.l.
6.75%, 12/31/29, EUR (f)	214	250
7.55%, (3 Month EURIBOR + 3.88%), 12/31/29, EUR (f) (m)	305	342
Solventum Corporation
5.40%, 03/01/29 (g)	687	706
Takeda Pharmaceutical Co Ltd
2.25%, 11/21/26, EUR (f)	541	596
Tenet Healthcare Corporation
4.38%, 01/15/30	100	96
6.75%, 05/15/31	300	313
Teva Pharmaceutical Finance Netherlands II B.V.
1.88%, 03/31/27, EUR (f)	328	346
3.75%, 05/09/27, EUR (f)	648	715
7.38%, 09/15/29, EUR	193	241
7.88%, 09/15/31, EUR	677	891
Thermo Fisher Scientific Inc.
1.38%, 09/12/28, EUR	582	618
UnitedHealth Group Incorporated
5.63%, 07/15/54	666	715
		15,998
Information Technology 0.6%
Amentum Escrow Corp.
7.25%, 08/01/32 (g)	157	164
Amkor Technology, Inc.
6.63%, 09/15/27 (g)	280	282
AMS-Osram AG
2.13%, 11/03/27, EUR (f) (h)	1,100	982
10.50%, 03/30/29, EUR (g)	957	1,099
Atos
0.00%, 11/06/24, EUR (a) (f) (h) (i) (k)	100	8
0.00%, 05/07/25 - 11/12/29, EUR (a) (f) (k)	700	52
Central Parent Inc.
7.25%, 06/15/29 (g)	345	353
Cloud Software Group, Inc.
6.50%, 03/31/29 (g)	980	975
9.00%, 09/30/29 (g)	319	325
8.25%, 06/30/32 (g)	242	253
CommScope Holding Company, Inc.
6.00%, 06/15/25 (g)	400	387
Dell Bank International Designated Activity Company
0.50%, 10/27/26, EUR (f)	298	316
Entegris Escrow Corporation
4.75%, 04/15/29 (g)	300	296
Fair Isaac Corporation
5.25%, 05/15/26 (g)	100	100
Gen Digital Inc.
6.75%, 09/30/27 (g)	100	103
GoTo Group, Inc.
5.50%, 05/01/28 (d) (g)	424	327
5.50%, 05/01/28 (g)	500	152
Helios Software Holdings, Inc.
7.88%, 05/01/29, EUR (g)	831	940
International Business Machines Corporation
3.38%, 02/06/27, EUR	531	599
NCR Atleos Escrow Corporation
9.50%, 04/01/29 (g)	967	1,065
NCR Voyix Corporation
5.00%, 10/01/28 (g)	234	230
Open Text Corporation
3.88%, 02/15/28 (d) (g)	100	95
4.13%, 12/01/31 (d) (g)	100	92
Oracle Corporation
5.55%, 02/06/53	1,194	1,223
RingCentral, Inc.
8.50%, 08/15/30 (d) (g)	1,337	1,429
Seagate HDD Cayman
8.25%, 12/15/29	888	964
8.50%, 07/15/31	501	547

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
9.63%, 12/01/32	895	1,039
TeamSystem S.p.A.
7.19%, 07/31/31, EUR (m)	320	357
Veritas USA Inc.
7.50%, 09/01/25 (g)	311	292
ViaSat, Inc.
6.50%, 07/15/28 (g)	334	261
7.50%, 05/30/31 (d) (g)	227	156
Western Digital Corporation
4.75%, 02/15/26 (d)	200	199
Xerox Holdings Corporation
5.50%, 08/15/28 (g)	164	140
		15,802
Energy 0.5%
ADNOC Murban RSC Ltd.
5.13%, 09/11/54 (g)	200	196
Antero Midstream Partners LP
6.63%, 02/01/32 (g)	100	103
Archrock Partners, L.P.
6.25%, 04/01/28 (d) (g)	100	100
Ascent Resources - Utica, LLC
8.25%, 12/31/28 (g)	100	102
BG Energy Capital PLC
5.13%, 12/01/25, GBP (f)	267	357
Bip-V Chinook
5.50%, 06/15/31 (g)	300	294
BP Capital Markets P.L.C.
2.52%, 04/07/28, EUR (f)	700	769
Buckeye Partners, L.P.
4.13%, 12/01/27	100	96
California Resources Corporation
8.25%, 06/15/29 (g)	353	360
Calumet Specialty Products Partners, L.P.
9.75%, 07/15/28 (g)	795	781
Civitas Resources, Inc.
8.38%, 07/01/28 (g)	394	412
CNX Resources Corporation
7.38%, 01/15/31 (g)	100	105
Comstock Resources, Inc.
6.75%, 03/01/29 (g)	200	196
5.88%, 01/15/30 (g)	200	187
CrownRock, L.P.
5.00%, 05/01/29 (g)	100	101
DT Midstream, Inc.
4.13%, 06/15/29 (g)	100	96
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (g)	331	341
Ecopetrol S.A.
8.88%, 01/13/33	53	57
8.38%, 01/19/36	38	39
Empresa Nacional del Petroleo
6.15%, 05/10/33 (g)	200	212
EnLink Midstream Partners, LP
4.85%, 07/15/26	200	200
Enlink Midstream, LLC
5.63%, 01/15/28 (g)	100	102
6.50%, 09/01/30 (g)	100	108
EQM Midstream Partners, LP
6.00%, 07/01/25 (g)	200	200
7.50%, 06/01/27 - 06/01/30 (g)	265	282
Hess Infrastructure Partners LP
5.63%, 02/15/26 (g)	100	100
Hilcorp Energy I, L.P.
8.38%, 11/01/33 (g)	100	108
Kondor Finance PLC
7.13%, 07/19/26, EUR (f)	124	103
Murphy Oil Corporation
5.88%, 12/01/27	100	101
NGL Energy Operating LLC
8.13%, 02/15/29 (g)	200	205
Northern Oil and Gas Incorporated
8.13%, 03/01/28 (g)	269	271
NuStar Logistics, L.P.
5.75%, 10/01/25	100	100
ONEOK Partners, L.P.
4.90%, 03/15/25	1,489	1,487
Parkland Corporation
4.50%, 10/01/29 (g)	100	95
PBF Holding Company LLC
7.88%, 09/15/30 (g)	100	103
Petroleos Mexicanos
8.75%, 06/02/29	53	54
5.95%, 01/28/31	104	90
6.70%, 02/16/32	27	24
10.00%, 02/07/33	35	37
Pluspetrol Camisea SA
6.24%, 07/03/36 (g)	95	102
PT Pertamina (Persero)
3.65%, 07/30/29 (f)	361	347
PT. Sorik Marapi Geothermal Power
7.75%, 08/05/31 (g)	200	199
Raizen Fuels Finance S.A.
6.45%, 03/05/34 (g)	287	303
6.95%, 03/05/54 (g)	200	213
Range Resources Corporation
4.75%, 02/15/30 (g)	100	96
Rockies Express Pipeline LLC
4.95%, 07/15/29 (g)	100	96
Saudi Arabian Oil Company
5.88%, 07/17/64 (g)	200	202
Shelf Drilling Management Services DMCC
9.63%, 04/15/29 (g)	869	802
Sierracol Energy Andina, LLC
6.00%, 06/15/28 (f)	204	187
SM Energy Company
6.63%, 01/15/27	100	100
Southwestern Energy Company
4.75%, 02/01/32	100	96
Sunoco LP
7.00%, 09/15/28 (g)	100	104
Tallgrass Energy Partners, LP
7.38%, 02/15/29 (g)	100	101
TotalEnergies Capital International
1.66%, 07/22/26, GBP (f)	100	127
Transocean Inc
8.25%, 05/15/29 (g)	488	484
USA Compression Finance Corp.
6.88%, 09/01/27	503	508
Venture Global Calcasieu Pass, LLC
6.25%, 01/15/30 (g)	100	105
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (g) (n)	733	743
Vine Energy Holdings LLC
6.75%, 04/15/29 (g)	100	102
WildFire Intermediate Holdings, LLC
7.50%, 10/15/29 (g)	287	283
YPF S.A.
9.50%, 01/17/31 (g)	42	44
		14,018
Real Estate 0.4%
ADLER Real Estate Service GmbH
3.00%, 04/27/26, EUR (f)	300	317
American Tower Corporation
0.45%, 01/15/27, EUR	1,371	1,442
Aroundtown SA
7.13%, (100, 01/16/30), EUR (f) (n)	402	414
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver
7.25%, 01/31/41 (g)	215	224
Fastighets AB Balder
1.13%, 01/29/27, EUR (f)	236	248
Heimstaden Bostad AB
0.63%, 07/24/25, EUR (f)	481	519
1.38%, 03/03/27, EUR (f)	481	495
I&M Holdings Limited
2.38%, 01/15/27, EUR (f)	100	107
Immobiliare Grande Distribuzione Societa' Di Investimento Immobiliare Quotata SPA
6.25%, 05/17/27, EUR (f) (o)	904	1,037

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Iron Mountain Incorporated
5.25%, 03/15/28 (d) (g)	100	100
7.00%, 02/15/29 (g)	100	104
4.50%, 02/15/31 (g)	100	95
Majid Al Futtaim Holding LLC
6.38%, (100, 12/20/25) (f) (n)	200	201
Park Intermediate Holdings LLC
5.88%, 10/01/28 (g)	100	100
RHP Hotel Properties, LP
7.25%, 07/15/28 (g)	100	105
SBA Communications Corporation
3.88%, 02/15/27	100	97
3.13%, 02/01/29	100	93
Service Properties Trust
3.95%, 01/15/28	100	86
8.38%, 06/15/29	1,657	1,657
4.95%, 10/01/29	200	159
4.38%, 02/15/30 (d)	273	207
8.88%, 06/15/32	1,800	1,717
Uniti Group Inc.
10.50%, 02/15/28 (g)	1,368	1,460
VICI Properties Inc.
4.63%, 06/15/25 (g)	188	187
4.50%, 09/01/26 (g)	152	151
		11,322
Materials 0.4%
A.C.N. 092 200 854 Ltd
7.50%, 10/01/26 (e) (g) (l)	506	70
0.00%, 10/01/28 (e) (g) (l) (o)	7,017	—
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30	292	271
Avient Corporation
7.13%, 08/01/30 (g)	100	104
Ball Corporation
6.88%, 03/15/28	100	103
6.00%, 06/15/29	100	103
Big River Steel LLC
6.63%, 01/31/29 (g)	420	426
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (g)	200	158
Braskem Netherlands Finance B.V.
8.50%, 01/23/81 (g)	200	200
Cleveland-Cliffs Inc.
7.00%, 03/15/32 (g)	100	101
Constellium SE
5.38%, 08/15/32, EUR (f)	352	403
Diamond Escrow Issuer, LLC
9.75%, 11/15/28 (g)	335	358
EQUATE Petrochemical B.V.
4.25%, 11/03/26 (f)	200	197
F.I.S. - Fabbrica Italiana Sintetici S.p.A.
5.63%, 08/01/27, EUR (f)	526	578
First Quantum Minerals Ltd
6.88%, 10/15/27 (g)	663	655
9.38%, 03/01/29 (g)	200	212
FMG Resources (August 2006) Pty Ltd
5.88%, 04/15/30 (g)	100	101
Herens Holdco S.a r.l.
4.75%, 05/15/28 (d) (g)	270	236
5.25%, 05/15/29, EUR (g)	1,535	1,273
Ineos Finance PLC
6.63%, 05/15/28, EUR (g)	612	703
Ineos Quattro Finance 2 plc
8.50%, 03/15/29, EUR (f)	336	395
Kronos International, Inc.
9.50%, 03/15/29, EUR	133	161
Lune Holdings S.a r.l.
5.63%, 11/15/28, EUR (f)	107	104
Mercer International Inc.
5.13%, 02/01/29	237	202
Methanex Corporation
5.13%, 10/15/27	100	99
Mineral Resources Limited
8.00%, 11/01/27 (g)	100	103
9.25%, 10/01/28 (g)	228	242
Nobian Finance B.V.
3.63%, 07/15/26, EUR (f)	749	822
Olin Corporation
5.63%, 08/01/29	100	100
Olympus Water US Holding Corporation
4.25%, 10/01/28 (g)	357	341
POSCO Holdings Inc.
5.75%, 01/17/28 (g)	200	208
PPG Industries, Inc.
1.88%, 06/01/25, EUR	535	590
PT Freeport Indonesia
4.76%, 04/14/27 (f)	347	349
Samarco Mineracao S/A
9.00%, 06/30/31 (f) (l) (o)	32	30
Sasol Financing USA LLC
6.50%, 09/27/28 (d)	200	198
Scotts Miracle-Gro Company, The
4.50%, 10/15/29	100	96
4.00%, 04/01/31	240	220
Sealed Air Corporation
7.25%, 02/15/31 (g)	100	106
The Chemours Company
5.38%, 05/15/27	100	98
5.75%, 11/15/28 (g)	100	95
4.63%, 11/15/29 (g)	120	107
Vale Overseas Ltd
6.40%, 06/28/54	25	26
Vedanta Resources Finance II PLC
10.88%, 09/17/29 (g)	243	246
Volcan Compania Minera S.A.A.
8.75%, 01/24/30 (g)	44	38
		11,228
Utilities 0.4%
A2a S.P.A.
5.00%, (100, 06/11/29), EUR (f) (n)	275	312
AES Andes SA
6.30%, 03/15/29 (g)	200	208
Alexander Funding Trust II
7.47%, 07/31/28 (g)	295	318
AmeriGas Partners, L.P.
9.38%, 06/01/28 (g)	100	105
Calpine Corporation
5.25%, 06/01/26 (g)	100	100
5.13%, 03/15/28 (g)	402	396
4.63%, 02/01/29 (g)	100	97
5.00%, 02/01/31 (d) (g)	177	171
Centrica PLC
6.50%, 05/21/55, GBP (f)	150	205
Duke Energy Corporation
3.10%, 06/15/28, EUR	547	609
Edison International
7.88%, 06/15/54	230	242
EDP, S.A.
4.63%, 09/16/54, EUR (f)	400	446
Electricite de France
3.38%, (100, 06/15/30), EUR (f) (n)	200	202
5.13%, (100, 09/17/29), EUR (f) (n)	200	223
5.63%, (100, 06/17/32), EUR (f) (n)	200	225
6.00%, (100, 01/29/26), GBP (f) (n)	200	266
7.38%, (100, 06/17/35), GBP (f) (n)	200	273
FirstEnergy Corp.
3.90%, 07/15/27 (j) (o)	100	99
National Grid PLC
0.16%, 01/20/28, EUR (f)	785	796
NRG Energy, Inc.
3.38%, 02/15/29 (d) (g)	100	93
3.63%, 02/15/31 (d) (g)	100	91
PECO Energy Company
5.25%, 09/15/54	168	173
PG&E Corporation
5.00%, 07/01/28	100	99
Snam S.P.A.
4.50%, (100, 09/10/29), EUR (f) (n)	200	225

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Talen Energy Supply, LLC
8.63%, 06/01/30 (g)	380	414
Thames Water Utilities Finance PLC
4.00%, 06/19/25, GBP (f)	832	851
Vistra Operations Company LLC
5.63%, 02/15/27 (g)	1,715	1,713
7.75%, 10/15/31 (g)	835	899
		9,851
Total Corporate Bonds And Notes (cost $270,953)		271,785
GOVERNMENT AND AGENCY OBLIGATIONS 7.1%
Sovereign 3.7%
Cabinet of Ministers of Ukraine
1.75%, 02/01/29 - 02/01/34 (g) (o)	93	50
0.00%, 02/01/30 - 02/01/36 (g) (o)	53	21
CBB International Sukuk Company S.P.C
5.45%, 09/16/32 (f)	219	211
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.95%, 08/12/31, PEN (g)	11,869	3,424
1.86%, 12/01/32	163	131
7.60%, 08/12/39, PEN (g)	2,325	688
Departamento Administrativo De La Presidencia De La Republica
4.50%, 01/28/26	279	276
6.00%, 04/28/28, COP	24,874,200	5,384
8.00%, 04/20/33	329	354
Estado Espanol
3.45%, 10/31/34, EUR (g)	8,672	10,082
2.90%, 10/31/46, EUR (f)	3,558	3,589
3.45%, 07/30/66, EUR	2,764	2,887
Gobierno de la Republica de Guatemala
7.05%, 10/04/32 (g)	260	281
6.60%, 06/13/36 (g)	200	210
Gobierno De La Republica Oriental Del Uruguay
9.75%, 07/20/33, UYU	8,643	204
5.75%, 10/28/34	95	103
5.25%, 09/10/60	135	135
Gobierno Federal de los Estados Unidos Mexicanos
7.00%, 09/03/26, MXN	65,244	3,171
3.75%, 01/11/28	280	273
8.50%, 03/01/29, MXN	10,769	533
2.66%, 05/24/31	200	172
7.50%, 05/26/33, MXN	80,478	3,661
7.75%, 11/23/34, MXN	15,135	690
6.35%, 02/09/35	407	427
Government of Saudi Arabia
5.00%, 01/18/53 (g)	316	292
Government of the Republic of Panama
6.40%, 02/14/35	359	368
Government of the Sultanate of Oman
6.50%, 03/08/47 (f)	300	316
HM Treasury
3.75%, 10/22/53, GBP (f)	2,943	3,419
0.50%, 10/22/61, GBP (f)	16,502	6,740
Ireland, Government of
2.60%, 10/18/34, EUR (f)	3,059	3,437
Magyar Export-Import Bank Zartkoruen Mukodo Reszvenytarsasag
6.00%, 05/16/29, EUR (f)	240	287
Ministerio De Hacienda Y Credito Publico
5.75%, 11/03/27, COP	12,155,300	2,663
Morocco, Kingdom of
5.95%, 03/08/28 (g)	200	206
Nigeria, Federal Government of
8.38%, 03/24/29 (g)	209	202
Presidence de la Republique de Cote d'Ivoire
6.38%, 03/03/28 (f)	200	200
Presidencia da Republica
10.00%, 01/01/25 - 01/01/27, BRL	42,178	7,487
7.13%, 05/13/54	264	274
Presidencia de la Republica de Chile
4.34%, 03/07/42	354	324
Presidencia de la Republica Dominicana
5.95%, 01/25/27 (f)	324	329
4.50%, 01/30/30 (g)	370	354
7.05%, 02/03/31 (g)	150	162
4.88%, 09/23/32 (g)	198	189
10.75%, 06/01/36, DOP (g)	35,700	621
Romania, Government of
2.50%, 02/08/30, EUR (f)	100	100
2.12%, 07/16/31, EUR (f)	56	52
Sandor-Palota
5.25%, 06/16/29 (g)	344	349
5.38%, 09/12/33, EUR (f)	45	54
7.00%, 10/24/35, HUF	297,780	889
Saudi Arabia, Kingdom of
4.50%, 04/17/30 (f)	399	401
Senegal, Government of
6.25%, 05/23/33 (f)	204	175
South Africa, Parliament of
8.00%, 01/31/30, ZAR	83,504	4,665
7.00%, 02/28/31, ZAR	37,390	1,938
5.88%, 04/20/32	273	272
9.00%, 01/31/40, ZAR	29,496	1,494
8.75%, 01/31/44, ZAR	40,609	1,968
5.00%, 10/12/46	200	155
Thailand, Kingdom of
2.40%, 03/17/29, THB	111,391	3,486
The Arab Republic of Egypt
5.63%, 04/16/30, EUR (f)	106	98
8.50%, 01/31/47 (g)	200	161
7.50%, 02/16/61 (g)	200	145
The Hashemite Kingdom of Jordan, The Government of
4.95%, 07/07/25 (f)	311	306
The Republic of Indonesia, The Government of
7.00%, 05/15/27, IDR	28,215,000	1,898
8.25%, 05/15/36, IDR	25,765,000	1,922
7.13%, 06/15/38, IDR (f)	62,554,000	4,293
The Republic of Uzbekistan
5.38%, 05/29/27, EUR	108	121
Turkiye Cumhuriyeti Basbakanlik
37.00%, 02/18/26, TRY	51,651	1,497
31.08%, 11/08/28, TRY	14,956	448
26.20%, 10/05/33, TRY	44,703	1,286
Urad Vlady Ceske Republiky
5.00%, 09/30/30, CZK	51,090	2,441
4.50%, 11/11/32, CZK	42,870	2,008
Urzad Rady Ministrow
5.75%, 04/25/29, PLN	14,242	3,827
4.75%, 07/25/29, PLN	4,192	1,080
4.88%, 10/04/33	38	39
5.00%, 10/25/34, PLN	4,587	1,163
5.50%, 04/04/53	58	59
Vlada Crne Gore
2.88%, 12/16/27, EUR (f)	106	111
Vlada NA Republika Severna Makedonija
6.96%, 03/13/27, EUR (f)	115	134
		103,862
Mortgage-Backed Securities 1.5%
Federal National Mortgage Association, Inc.
TBA, 3.50%, 10/15/54 (p)	45,998	42,848
U.S. Treasury Note 1.1%
Treasury, United States Department of
4.00%, 12/15/25 (c)	20,893	20,922
4.63%, 09/30/28	10,372	10,774
		31,696
U.S. Treasury Inflation Indexed Securities 0.5%
Treasury, United States Department of
2.13%, 04/15/29 (c) (q)	13,433	13,811
Municipal 0.1%
Florida Development Finance Corporation
12.00%, 07/15/32	490	522

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Port of Beaumont Industrial Development Authority
10.00%, 07/01/26	1,335	1,377
		1,899
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-KW09, REMIC, 0.94%, 05/25/29 (m)	9,086	250
Interest Only, Series XFX-KL06, REMIC, 1.47%, 12/25/29 (m)	1,350	67
Interest Only, Series X1-K105, REMIC, 1.64%, 01/25/30 (m)	1,723	113
Interest Only, Series X1-K109, REMIC, 1.69%, 04/25/30 (m)	2,365	166
Interest Only, Series X1-K110, REMIC, 1.81%, 04/25/30 (m)	1,382	102
Interest Only, Series X1-K116, REMIC, 1.52%, 07/25/30 (m)	1,205	78
Interest Only, Series 2020-X1-K120, REMIC, 1.13%, 10/25/30 (m)	7,675	380
Federal National Mortgage Association, Inc.
Series 2018-A2-M13, REMIC, 3.87%, 09/25/30 (m)	248	244
		1,400
Treasury Inflation Indexed Securities 0.1%
Urzad Rady Ministrow
2.00%, 08/25/36, PLN (q)	5,896	1,373
Collateralized Mortgage Obligations 0.0%
Federal Home Loan Mortgage Corporation
Series 2022-B1-DNA1, REMIC, 8.68%, (SOFR 30-Day Average + 3.40%), 01/25/32 (m)	331	342
Total Government And Agency Obligations (cost $197,642)		197,231
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.6%
1211 Avenue of The Americas
Series 2015-D-1211, REMIC, 4.28%, 08/12/25 (m)	665	631
AB Carval Euro CLO II-C Designated Activity Company
Series D-2X, 7.26%, (3 Month EURIBOR + 3.75%), 02/15/37, EUR (f) (m)	380	423
Accesslex Institute
Series 2007-A3-A, 5.63%, (3 Month Term SOFR + 0.56%), 05/25/36 (m)	159	155
AGL CLO 5 Ltd
Series 2020-A2R-5A, 6.94%, (3 Month Term SOFR + 1.66%), 07/20/34 (m)	250	250
Series 2020-BR-5A, 7.24%, (3 Month Term SOFR + 1.96%), 07/20/34 (m)	267	268
Ajax Mortgage Loan Trust 2021-E
Series 2021-A1-E, REMIC, 1.74%, 12/25/60 (o)	3,049	2,682
Series 2021-A2-E, REMIC, 2.69%, 12/25/60 (o)	502	401
Series 2021-M1-E, REMIC, 2.94%, 12/25/60 (o)	203	151
Series 2021-B1-E, REMIC, 3.73%, 12/25/60 (o)	332	231
ALEN 2021-ACEN Mortgage Trust
Series 2021-D-ACEN, REMIC, 8.31%, (1 Month Term SOFR + 3.21%), 04/15/26 (m)	817	557
Apidos CLO XV
Series 2013-A1RR-15A, 6.55%, (3 Month Term SOFR + 1.27%), 04/21/31 (m)	139	139
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Series 2020-E-MF1, REMIC, 1.75%, 04/15/30	257	196
Arbor Realty Commercial Real Estate Notes 2022-Fl2, LLC
Series 2022-A-FL2, 6.95%, (1 Month Term SOFR + 1.85%), 05/15/37 (m)	275	275
Arbour CLO VI Designated Activity Company
Series DR-6X, 0.00%, 11/15/37, EUR (f) (m)	440	490
Ares LV CLO Ltd
Series 2020-BR-55A, 7.26%, (3 Month Term SOFR + 1.96%), 07/17/34 (m)	424	424
BAMLL Commercial Mortgage Securities Trust 2015-200P
Series 2015-D-200P, REMIC, 3.72%, 04/16/25 (m)	130	127
Banc of America Alternative Loan Trust 2006-3
Series 2022-A-FL8, 7.59%, (SOFR 30-Day Average + 2.20%), 01/19/37 (m)	549	549
Bankers Healthcare Group Securitization Trust 2020-A
Series 2020-C-A, 5.17%, 09/17/31	110	109
Battalion CLO X Ltd.
Series 2016-A2R2-10A, 7.09%, (3 Month Term SOFR + 1.81%), 01/25/35 (m)	250	250
Battalion CLO XX Ltd.
Series 2021-A-20A, 6.74%, (3 Month Term SOFR + 1.44%), 07/17/34 (m)	285	286
Bayview Commercial Asset Trust 2006-3
Series 2006-M1-3A, REMIC, 5.48%, (1 Month Term SOFR + 0.62%), 10/27/36 (m) (o)	43	41
BBCMS 2018-TALL Mortgage Trust
Series 2018-C-TALL, REMIC, 6.41%, (1 Month Term SOFR + 1.32%), 03/16/37 (m) (o)	744	655
Benchmark 2021-B23 Mortgage Trust
Interest Only, Series 2021-XA-B23, REMIC, 1.37%, 02/18/54 (m)	8,309	448
Benefit Street Partners CLO Ltd
Series 2015-A-VIBR, 6.73%, (3 Month Term SOFR + 1.45%), 07/20/34 (m)	250	250
BHMS 2018-ATLS
Series 2018-A-ATLS, REMIC, 6.64%, (1 Month Term SOFR + 1.55%), 07/16/35 (m)	1,034	1,034
Series 2018-C-ATLS, REMIC, 7.29%, (1 Month Term SOFR + 2.20%), 07/16/35 (m)	459	454
BlueMountain CLO Ltd
Series 2021-A-28A, 6.82%, (3 Month Term SOFR + 1.52%), 04/17/34 (m)	150	150
BlueMountain CLO XXII Ltd
Series 2018-B-22A, 7.06%, (3 Month Term SOFR + 1.76%), 07/15/31 (m)	252	252
BMP 2024-MF23
Series 2024-E-MF23, 8.71%, 06/15/26 (m)	376	371
BSST 2021-SSCP Mortgage Trust
Series 2021-A-SSCP, REMIC, 5.96%, (1 Month Term SOFR + 0.86%), 04/15/36 (m)	303	300
Series 2021-B-SSCP, REMIC, 6.31%, (1 Month Term SOFR + 1.21%), 04/15/36 (m)	698	681
Series 2021-C-SSCP, REMIC, 6.56%, (1 Month Term SOFR + 1.46%), 04/15/36 (m)	1,075	1,039
Series 2021-D-SSCP, REMIC, 6.81%, (1 Month Term SOFR + 1.71%), 04/15/36 (m)	798	767
Series 2021-E-SSCP, REMIC, 7.31%, (1 Month Term SOFR + 2.21%), 04/15/36 (m)	691	665
Series 2021-F-SSCP, REMIC, 8.11%, (1 Month Term SOFR + 3.01%), 04/15/36 (m)	661	637
Series 2021-G-SSCP, REMIC, 9.01%, (1 Month Term SOFR + 3.91%), 04/15/36 (m)	757	733
Series 2021-H-SSCP, REMIC, 10.11%, (1 Month Term SOFR + 5.02%), 04/15/36 (m)	530	514
BWAY Corporation
Series 2013-D-1515, REMIC, 3.63%, 03/12/25	581	515
BX Commercial Mortgage Trust 2020-VIV4
Series 2020-A-VIV4, REMIC, 2.84%, 03/11/30	237	214
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-G-VKNG, REMIC, 8.46%, (1 Month Term SOFR + 3.36%), 10/15/25 (m)	147	144
BX Commercial Mortgage Trust 2021-SOAR
Series 2021-G-SOAR, REMIC, 8.01%, (1 Month Term SOFR + 2.91%), 06/15/38 (m)	1,231	1,222
BX Commercial Mortgage Trust 2021-VINO
Series 2021-F-VINO, REMIC, 8.01%, (1 Month Term SOFR + 2.92%), 05/15/26 (m)	897	886
BX Commercial Mortgage Trust 2021-XL2
Series 2021-A-XL2, REMIC, 5.90%, (1 Month Term SOFR + 0.80%), 10/15/38 (m)	310	308
Series 2021-F-XL2, REMIC, 7.46%, (1 Month Term SOFR + 2.36%), 10/15/38 (m)	1,757	1,738
BX Commercial Mortgage Trust 2024-KING
Series 2024-A-KING, REMIC, 6.84%, (1 Month Term SOFR + 1.54%), 05/15/26 (m)	490	490
BX Commercial Mortgage Trust 2024-XL5
Series 2024-A-XL5, REMIC, 6.49%, (1 Month Term SOFR + 1.39%), 03/15/26 (m)	879	879

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
BX Trust 2019-OC11
Series 2019-D-OC11, REMIC, 4.08%, 12/11/29 (m)	1,238	1,142
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (m)	1,735	1,554
BX Trust 2021-MFM1
Series 2021-E-MFM1, REMIC, 7.46%, (1 Month Term SOFR + 2.36%), 01/15/34 (m)	357	351
Series 2021-F-MFM1, REMIC, 8.21%, (1 Month Term SOFR + 3.11%), 01/15/34 (m)	546	540
BX Trust 2024-CNYN
Series 2024-A-CNYN, REMIC, 6.74%, (1 Month Term SOFR + 1.44%), 04/15/29 (m)	1,011	1,011
BX Trust 2024-VLT4
Series 2024-E-VLT4, REMIC, 7.99%, (1 Month Term SOFR + 2.89%), 06/15/26 (m)	410	409
Series 2024-F-VLT4, REMIC, 9.03%, (1 Month Term SOFR + 3.94%), 06/15/26 (m)	1,025	1,015
Cambridge Trust Company
Series 2019-E-LIFE, REMIC, 7.54%, (1 Month Term SOFR + 2.45%), 12/15/37 (m)	130	129
Capital Four Clo VIII DAC
Series D-8X, 0.00%, (3 Month EURIBOR + 3.25%), 10/25/37, EUR (m)	520	579
CD 2017-CD6 Mortgage Trust
Series 2017-B-CD6, REMIC, 3.91%, 11/15/27 (m)	132	121
Chenango Park CLO, Ltd
Series 2018-A2-1A, 7.11%, (3 Month Term SOFR + 1.81%), 04/15/30 (m)	264	264
CIFC European Funding CLO II Designated Activity Company
Series B1-2X, 5.29%, (3 Month EURIBOR + 1.60%), 04/15/33, EUR (f) (m)	100	111
CIFC Funding 2014-III, Ltd.
Series 2014-BR2-3A, 7.34%, (3 Month Term SOFR + 2.06%), 10/22/31 (m)	350	350
CIFC Funding Ltd 2015-I
Series 2015-BRR-1A, 6.99%, (3 Month Term SOFR + 1.71%), 01/22/31 (m)	250	250
COMM 2024-WCL1 MORTGAGE TRUST
Series 2024-E-WCL1, REMIC, 9.82%, (1 Month Term SOFR + 4.49%), 06/15/26 (m)	490	489
Community Loan Servicing, LLC
Series 2005-M6-3A, REMIC, 6.02%, (1 Month Term SOFR + 1.16%), 11/25/35 (m) (o)	41	42
CONE Trust 2024-DFW1
Series 2024-E-DFW1, REMIC, 9.19%, (1 Month Term SOFR + 3.95%), 08/15/41 (m)	480	479
Cook Park CLO, Ltd.
Series 2018-B-1A, 6.95%, (3 Month Term SOFR + 1.66%), 04/17/30 (m)	258	258
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.79%, 11/18/25 (m)	96	90
CSMC 2020-FACT
Series 2020-E-FACT, REMIC, 10.07%, (1 Month Term SOFR + 4.98%), 10/15/37 (m)	200	184
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	330	318
DBGS 2018-BIOD Mortgage Trust
Series 2018-A-BIOD, REMIC, 6.20%, (1 Month Term SOFR + 1.10%), 05/15/35 (m) (o)	66	66
Series 2018-D-BIOD, REMIC, 6.69%, (1 Month Term SOFR + 1.60%), 05/15/35 (m) (o)	237	234
Series 2018-F-BIOD, REMIC, 7.39%, (1 Month Term SOFR + 2.30%), 05/15/35 (m) (o)	967	953
Dryden 50 Senior Loan Fund
Series 2017-B-50A, 7.21%, (3 Month Term SOFR + 1.91%), 07/15/30 (m)	250	250
ELM Trust 2024-ELM
Series 2024-E10-ELM, REMIC, 7.79%, 06/11/27 (m)	918	939
Elmwood CLO II Ltd
Series 2019-BR-2A, 7.19%, (3 Month Term SOFR + 1.91%), 04/20/34 (m)	350	350
ELP Commercial Mortgage Trust 2021-ELP
Series 2021-F-ELP, REMIC, 7.88%, (1 Month Term SOFR + 2.78%), 11/15/38 (m)	1,009	1,003
Extended Stay America Trust 2021-ESH
Series 2021-D-ESH, REMIC, 7.46%, (1 Month Term SOFR + 2.36%), 07/15/38 (m)	1,940	1,940
Series 2021-E-ESH, REMIC, 8.06%, (1 Month Term SOFR + 2.96%), 07/15/38 (m)	1,354	1,354
FS Rialto 2022-FL6 Issuer, LLC
Series 2022-A-FL6, 7.54%, (1 Month Term SOFR + 2.58%), 05/19/27 (m)	1,327	1,332
GCT Commercial Mortgage Trust 2021-GCT
Series 2021-D-GCT, REMIC, 7.56%, (1 Month Term SOFR + 2.46%), 02/15/38 (m)	120	7
Goodleap Sustainable Home Solutions Trust 2021-3
Series 2021-A-3CS, REMIC, 2.10%, 03/20/36	481	386
GreenSky Home Improvement Trust 2024-1
Series 2024-A4-1, 5.67%, 06/25/59	2,045	2,075
Series 2024-B-1, 5.87%, 06/25/59	160	163
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 6.23%, (1 Month Term SOFR + 1.13%), 07/15/39 (m)	637	635
GS Mortgage Securities Corp.
Series 2022-A-ECI, REMIC, 7.29%, (1 Month Term SOFR + 2.19%), 08/15/39 (m)	117	117
GS Mortgage Securities Corporation Trust 2021-DM
Series 2021-E-DM, REMIC, 8.15%, (1 Month Term SOFR + 3.05%), 11/15/36 (m)	1,943	1,934
GS Mortgage Securities Corporation Trust 2021-IP
Series 2021-A-IP, REMIC, 6.16%, (1 Month Term SOFR + 1.06%), 10/15/26 (m)	239	237
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-A-ROSS, REMIC, 6.36%, (1 Month Term SOFR + 1.26%), 06/16/36 (m)	230	219
GS Mortgage Securities Trust 2020-GC47
Series 2020-AS-GC47, REMIC, 2.73%, 04/12/30	676	592
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.82%, 12/12/53 (m)	976	72
Harvest CLO XVIII Designated Activity Company
Series B-18X, 4.88%, (3 Month EURIBOR + 1.20%), 10/15/30, EUR (f) (m)	102	113
Harvest CLO XXXII Designated Activity Company
Series D-32X, 6.95%, (3 Month EURIBOR + 3.60%), 07/27/37, EUR (f) (m)	322	359
HILT Commercial Mortgage Trust 2024-ORL
Series 2024-A-ORL, REMIC, 6.70%, (1 Month Term SOFR + 1.60%), 05/15/26 (m)	821	819
Series 2024-D-ORL, REMIC, 8.35%, (1 Month Term SOFR + 3.25%), 05/15/26 (m)	867	861
Holland Park CLO Designated Activity Company
Series A1RR-1X, 4.47%, (3 Month EURIBOR + 0.92%), 11/14/32, EUR (f) (m)	96	107
Hudson Yards 2016-10HY Mortgage Trust
Series 2016-E-10HY, REMIC, 3.08%, 08/12/26 (m)	138	126
Huntington National Bank, The
Series 2024-B2-1, 6.73%, (SOFR 30-Day Average + 1.40%), 02/20/28 (g) (m)	920	921
Independence Plaza Trust 2018-INDP
Series 2018-B-INDP, REMIC, 3.91%, 07/11/25	354	344
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2022-A-NXSS, REMIC, 7.28%, (1 Month Term SOFR + 2.18%), 09/15/39 (m)	287	287
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-DFL-WPT, REMIC, 7.86%, (1 Month Term SOFR + 2.74%), 07/08/33 (m) (o)	192	148
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-MHC
Series 2021-E-MHC, REMIC, 7.66%, (1 Month Term SOFR + 2.56%), 04/15/26 (m)	1,190	1,184

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Series 2021-F-MHC, REMIC, 8.16%, (1 Month Term SOFR + 3.06%), 04/15/26 (m)	520	515
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-C-OPO, REMIC, 3.56%, 01/08/27 (m)	481	391
J.P. Morgan Mortgage Trust 2021-INV5
Series 2021-A2A-INV5, REMIC, 2.50%, 07/25/43 (m)	2,496	2,099
J.P. Morgan Mortgage Trust 2021-INV7
Series 2021-A3A-INV7, REMIC, 2.50%, 02/25/28 (m)	3,613	3,256
Series 2021-A4A-INV7, REMIC, 2.50%, 07/25/43 (m)	1,620	1,149
Jubilee CLO 2024-XXIX Designated Activity Company
Series 2024-D-29X, 0.00%, (3 Month EURIBOR + 3.20%), 01/15/38, EUR (f) (m)	540	601
JW Commercial Mortgage Trust 2024-MRCO
Series 2024-D-MRCO, REMIC, 8.29%, 06/15/26 (m)	340	338
LBA Trust 2024-BOLT
Series 2024-F-BOLT, REMIC, 9.74%, 06/15/26 (m)	149	149
LUXE Trust 2021-TRIP
Series 2021-E-TRIP, REMIC, 7.97%, (1 Month Term SOFR + 2.86%), 10/15/38 (m)	191	190
Mariner Finance Issuance Trust 2020-A
Series 2020-A-AA, 2.19%, 08/21/34	46	46
Mariner Finance Issuance Trust 2024- A
Series 2024-A-AA, 5.13%, 09/22/36	837	850
Series 2024-D-AA, 6.77%, 09/22/36	139	142
MCR 2024-TWA Mortgage Trust
Series 2024-E-TWA, REMIC, 8.73%, 06/12/27	431	440
MF1 2021-FL6 Ltd.
Series 2021-A-FL6, 6.23%, (1 Month Term SOFR + 1.21%), 07/18/36 (m)	337	334
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-F-W10, REMIC, 8.47%, (1 Month Term SOFR + 3.37%), 12/16/26 (m)	1,316	1,264
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-E-MHC, REMIC, 7.31%, (1 Month Term SOFR + 2.22%), 04/15/26 (m)	1,281	1,274
Series 2021-F-MHC, REMIC, 7.81%, (1 Month Term SOFR + 2.72%), 04/15/26 (m)	143	143
MHP Commercial Mortgage Trust 2021-STOR
Series 2021-G-STOR, REMIC, 7.96%, (1 Month Term SOFR + 2.86%), 07/15/38 (m)	602	597
Morgan Stanley Capital I Trust 2018-MP
Series 2018-A-MP, REMIC, 4.42%, 07/13/28 (m)	338	309
Navient Private Education Loan Trust 2021-D
Series 2021-B-DA, 2.61%, 04/15/60	252	239
Series 2021-C-DA, 3.48%, 04/15/60	1,150	1,070
Series 2021-D-DA, 4.00%, 04/15/60	370	341
Series 2021-A-DA, 6.51%, (Prime + -1.99%), 04/15/60 (m)	1,153	1,138
Navient Private Education Refi Loan Trust 2023-A
Series 2024-A-A, 5.66%, 12/15/34	2,437	2,490
Nelnet Student Loan Trust 2021-A
Series 2021-D-A, 4.93%, 04/20/62	930	809
Nelnet Student Loan Trust 2021-B
Series 2021-C-BA, 3.57%, 04/20/62	980	852
Nelnet Student Loan Trust 2021-C
Series 2021-C-CA, 3.36%, 04/20/62	130	111
Oak Hill European Credit Partners VI Designated Activity Company
Series 2017-B1-6X, 4.89%, (3 Month EURIBOR + 1.20%), 01/20/32, EUR (f) (m)	104	116
OCP CLO 2014-5, Ltd.
Series 2014-A2R-5A, 6.94%, (3 Month Term SOFR + 1.66%), 04/28/31 (m)	200	200
OCP CLO 2020-19, Ltd.
Series 2020-BR-19A, 7.24%, (3 Month Term SOFR + 1.96%), 10/20/34 (m)	250	250
OHA Credit Funding 3 Ltd.
Series 2019-BR-3A, 7.19%, (3 Month Term SOFR + 1.91%), 07/02/35 (m)	256	256
Pagaya AI Debt Selection Trust
Series 2021-NOTE-2, 3.00%, 01/25/29	195	195
Palmer Square European Loan Funding 2024-2 Designated Activity Company
Series 2024-D-2X, 6.61%, (3 Month EURIBOR + 3.15%), 05/15/34, EUR (f) (m)	380	421
Penta CLO 17 Designated Activity Company
Series 2024-D-17X, 6.71%, (3 Month EURIBOR + 3.25%), 08/15/38, EUR (f) (m)	350	390
PKHL Commercial Mortgage Trust 2021-MF
Series 2021-F-MF, REMIC, 8.56%, (1 Month Term SOFR + 3.46%), 07/15/38 (m)	141	89
Prodigy Finance CM2021-1 Designated Activity Company
Series 2021-B-1A, 7.47%, (1 Month Term SOFR + 2.61%), 07/25/51 (m)	71	72
Series 2021-C-1A, 8.72%, (1 Month Term SOFR + 3.86%), 07/25/51 (m)	62	62
Progress Residential 2021-SFR3 Trust
Series 2021-F-SFR3, REMIC, 3.44%, 05/19/26	419	396
Providus CLO II Designated Activity Company
Series DRR-2X, 0.00%, (3 Month EURIBOR + 3.20%), 10/15/38, EUR (f) (m)	346	386
Ready Capital Mortgage Financing 2022-FL10, LLC
Series 2022-A-FL10, 7.35%, (1 Month Term SOFR + 2.50%), 10/25/39 (m)	1,599	1,605
Recette CLO, Ltd.
Series 2015-BRR-1A, 6.94%, (3 Month Term SOFR + 1.66%), 04/20/34 (m)	250	250
Republic Finance Issuance Trust 2024-A
Series 2024-A-A, 5.91%, 06/21/27	1,284	1,305
RR 28 Ltd
Series 2024-A1R-28RA, 6.85%, (3 Month Term SOFR + 1.55%), 04/15/37 (m)	762	765
Sesac Finance LLC
Series 2019-A2-1, REMIC, 5.22%, 07/25/26	152	151
Signal Peak CLO 8 Ltd
Series 2020-B-8A, 7.19%, (3 Month Term SOFR + 1.91%), 04/20/33 (m)	250	250
SLM Private Education Loan Trust 2010-C
Series 2010-A5-C, 9.96%, (1 Month Term SOFR + 4.86%), 10/15/41 (m)	1,545	1,616
SMB Private Education Loan Trust 2021-A
Series 2021-C-A, 2.99%, 01/15/53	1,403	1,181
SMB Private Education Loan Trust 2021-C
Series 2021-B-C, REMIC, 2.30%, 01/15/53	205	196
Series 2021-C-C, REMIC, 3.00%, 01/15/53	121	109
Series 2021-D-C, REMIC, 3.93%, 01/15/53	43	39
Sona Fios Clo III DAC
Series D-3X, 6.41%, 04/20/37, EUR (m)	690	768
SPLT_23-1: A ABS
Series 2023-A-1, 6.00%, 09/13/27 (m)	1,852	1,885
SPLT_23-1: R1 ABS
Series 2023-R1-1, 0.00%, 11/12/30 (m)	27	1,311
SPLT_24-1: A ABS
Series 2024-A-1, 6.06%, 02/12/31	1,598	1,615
SPLT_24-1: R1 ABS
Series 2024-R1-1, 0.00%, 02/12/31 (m)	24	915
SREIT 2021-FLWR
Series 2021-E-FLWR, REMIC, 7.13%, (1 Month Term SOFR + 2.04%), 07/15/36 (m)	501	496
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-A-MFP, REMIC, 5.94%, (1 Month Term SOFR + 0.85%), 11/15/38 (m)	247	246
Series 2021-F-MFP, REMIC, 7.84%, (1 Month Term SOFR + 2.74%), 11/15/38 (m)	1,438	1,427
SREIT Commercial Mortgage Trust 2021-MFP2
Series 2021-F-MFP2, REMIC, 7.83%, (1 Month Term SOFR + 2.73%), 11/16/26 (m)	700	694
Subway Funding LLC
Series 2024-A2II-1A, 6.27%, 07/30/31	833	859
TICP CLO VI 2016-2, Ltd.
Series 2016-AR2-6A, 6.68%, (3 Month Term SOFR + 1.38%), 01/17/34 (m)	250	250

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
TICP CLO XII, Ltd.
Series 2018-BR-12A, 7.21%, (3 Month Term SOFR + 1.91%), 07/17/34 (m)	250	250
Tikehau CLO XII Designated Activity Company
Series D-12X, 6.80%, (3 Month EURIBOR + 3.25%), 10/20/38, EUR (f) (m)	570	635
Trestles CLO III Ltd
Series 2020-A1-3A, 6.87%, (3 Month Term SOFR + 1.59%), 01/20/33 (m)	380	381
Trinitas CLO XIV, Ltd.
Series 2020-BR-14A, 7.23%, (3 Month Term SOFR + 1.95%), 01/25/34 (m)	260	260
Series 2020-CR-14A, 7.68%, (3 Month Term SOFR + 2.40%), 01/25/34 (m)	260	260
UBS Commercial Mortgage Trust 2019-C17
Series 2019-A4-C17, REMIC, 2.92%, 09/17/29	180	164
VNDO Trust 2016-350P
Series 2016-D-350P, REMIC, 4.03%, 01/12/27 (m)	325	308
Voya CLO 2017-3 Ltd
Series 2017-A1R-3A, 6.58%, (3 Month Term SOFR + 1.30%), 04/20/34 (m)	150	150
Voya Euro CLO II Designated Activity Company
Series B1R-2A, 5.36%, (3 Month EURIBOR + 1.67%), 07/15/35, EUR (g) (m)	250	278
Wells Fargo & Company
Series 2015-AS-C28, REMIC, 3.87%, 04/17/25 (m)	500	493
Wells Fargo Commercial Mortgage Trust 2018-1745
Series 2018-A-1745, REMIC, 3.87%, 06/15/28 (m)	332	300
Wells Fargo Commercial Mortgage Trust 2020-C58
Interest Only, Series 2020-XA-C58, REMIC, 1.92%, 07/17/53 (m)	4,850	389
Wells Fargo Commercial Mortgage Trust 2021-C59
Interest Only, Series 2021-XA-C59, REMIC, 1.64%, 04/17/54 (m)	2,831	192
Wells Fargo Commercial Mortgage Trust 2022-ONL
Series 2024-A-1CHI, REMIC, 5.31%, 07/15/27 (m)	417	420
Whitebox CLO I Ltd
Series 2019-BRR-1A, 7.08%, 07/24/36 (m)	250	250
Whitebox CLO II Ltd
Series 2020-A1R-2A, 6.76%, (3 Month Term SOFR + 1.48%), 10/24/34 (m)	213	213
Total Non-U.S. Government Agency Asset-Backed Securities (cost $105,275)		100,640
SENIOR FLOATING RATE INSTRUMENTS 3.4%
Industrials 0.7%
AERNNOVA Aerospace SAU
Term Loan B, 7.71%, (EURIBOR + 4.00%), 02/27/30, EUR (m)	1,303	1,450
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 9.10%, (1 Month Term SOFR + 3.75%), 05/04/28 (m)	428	424
Amazon
Term Loan, 0.00%, (SOFR + 2.25%), 07/31/31 (m) (r)	905	902
Apleona
Term Loan B, 7.39%, (3 Month EURIBOR + 3.75%), 12/31/29, EUR (m)	1,200	1,340
Arsenal AIC Parent LLC
2024 1st Lien Term Loan B, 8.56%, (3 Month Term SOFR + 3.25%), 08/19/30 (m)	99	99
Babilou Family
Term Loan, 7.67%, (3 Month EURIBOR + 4.00%), 11/18/30, EUR (m)	2,036	2,244
Boost Newco Borrower, LLC
Term Loan B1, 7.75%, (3 Month Term SOFR + 2.50%), 01/31/31 (m)	873	873
Cervantes Bidco SL
Term Loan - B2, 0.00%, (3 Month EURIBOR + 3.75%), 12/31/29, EUR (m) (r)	742	828
Clydesdale Acquisition Holdings Inc
Term Loan B, 8.42%, (1 Month Term SOFR + 3.67%), 03/30/29 (m)	857	852
CPPIB Capital Inc
Term Loan B, 8.59%, (SOFR + 3.25%), 08/07/31 (m)	774	774
Emerald Technologies (U.S.) AcquisitionCo Inc.
Term Loan, 11.60%, (SOFR + 6.25%), 02/03/29 (e) (m)	643	514
Fertitta Entertainment, LLC
2022 Term Loan B, 8.85%, (1 Month Term SOFR + 3.75%), 01/13/29 (l) (m)	980	977
Finco Utilitas
Term Loan B, 0.00%, (EURIBOR + 3.75%), 12/31/29, EUR (m) (r)	780	869
Garda World Security Corporation
2024 Term Loan B, 8.60%, (SOFR + 3.50%), 02/01/29 (m)	285	285
Lorca Finco PLC
Term Loan B3, 7.19%, (EURIBOR + 3.50%), 03/25/31, EUR (m)	1,774	1,975
Nielsen Consumer Inc
Term Loan B, 8.34%, (3 Month EURIBOR + 4.75%), 03/06/28, EUR (m)	1,500	1,667
Platea BC Bidco AB
Term Loan, 0.00%, (3 Month EURIBOR + 4.50%), 04/02/31, EUR (m) (r)	134	150
Term Loan, 8.20%, (3 Month EURIBOR + 4.50%), 04/02/31, EUR (m)	33	36
Term Loan, 8.22%, (3 Month EURIBOR + 4.50%), 04/02/31, EUR (m)	833	930
Sector Alarm Holding AS
Term Loan B, 7.76%, (3 Month EURIBOR + 4.25%), 06/10/29, EUR (m)	814	908
TK Elevator Midco GmbH
Term Loan, 7.59%, (3 Month EURIBOR + 4.00%), 04/11/30, EUR (m)	1,017	1,135
TransDigm, Inc.
2023 Term Loan J, 7.84%, (3 Month Term SOFR + 2.50%), 02/28/31 (m)	500	498
Vaco Holdings, LLC
2022 Term Loan, 10.48%, (3 Month Term SOFR + 5.00%), 01/07/29 (m)	658	645
		20,375
Information Technology 0.6%
Altar Bidco, Inc.
Term Loan, 10.40%, (SOFR + 5.60%), 11/09/28 (m)	2,318	2,234
Boxer Parent Co Inc
Term Loan B, 7.66%, (3 Month EURIBOR + 4.00%), 12/31/29, EUR (m)	1,496	1,662
Cloud Software Group, Inc.
2024 USD Term Loan B, 9.33%, (3 Month Term SOFR + 4.00%), 03/30/29 (m)	848	844
ConnectWise, LLC
2021 Term Loan B, 9.10%, (3 Month SOFR + 3.50%), 09/23/28 (m)	612	610
DRI Holdings, Inc
Term Loan, 10.60%, (SOFR + 5.25%), 12/15/28 (m)	548	529
ECL Entertainment, LLC
2024 Term Loan B, 9.25%, (1 Month Term SOFR + 4.00%), 08/31/30 (m)	1,750	1,754
GoTo Group Inc
Term Loan, 9.97%, (SOFR + 4.75%), 04/28/28 (m)	1,353	746
IGT Holding IV AB
Term Loan, 7.34%, (3 Month EURIBOR + 3.75%), 07/31/31, EUR (m)	1,333	1,483
McAfee, LLC
2024 USD Term Loan B, 8.45%, (SOFR + 3.25%), 03/01/29 (m)	1,174	1,168
Mosel Bidco Se
Term Loan, 8.22%, (3 Month EURIBOR + 4.75%), 07/31/30, EUR (m)	1,239	1,383
Quartz Acquireco LLC
2024 Term Loan B, 8.08%, (3 Month Term SOFR + 2.75%), 11/18/28 (m)	624	623

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Redstone Holdco 2 L.P.
Term Loan, 10.26%, (SOFR + 4.75%), 04/27/28 (m)	1,198	910
Sigma Holdco B.V
Term Loan, 7.22%, (EURIBOR + 4.00%), 01/06/25, EUR (m)	912	1,010
Verifone Systems, Inc.
2018 1st Lien Term Loan, 0.00%, (SOFR + 4.00%), 08/09/25 (m) (r)	100	91
2018 1st Lien Term Loan, 9.33%, (SOFR + 4.00%), 08/09/25 (m)	709	648
Veritas US Inc
2021 USD Term Loan B, 10.36%, (SOFR + 5.00%), 09/01/25 (m)	229	214
Waystar Tech Inc
Term Loan B, 8.00%, (SOFR + 2.75%), 10/22/29 (m)	24	24
Xerox Corp
2023 Term Loan B, 9.25%, (1 Month Term SOFR + 4.00%), 11/14/29 (m)	363	361
		16,294
Consumer Discretionary 0.6%
Aimbridge Acquisition Co Inc
Term Loan, 10.11%, (SOFR + 6.00%), 02/01/26 (m)	1,363	1,330
American Auto Auction Group, LLC
Term Loan, 10.48%, (SOFR + 5.00%), 01/27/28 (m)	265	266
Caesars Entertainment Inc.
2024 Term Loan B1, 8.00%, (3 Month Term SOFR + 2.75%), 01/24/31 (m)	1,354	1,352
CD&R Firefly Bidco Limited
Term Loan, 10.95%, (SONIA + 5.75%), 02/20/29, GBP (m)	642	857
First Brands Group LLC
Term Loan B, 8.64%, (EURIBOR + 5.00%), 03/30/27, EUR (m)	994	1,108
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 0.00%, (SOFR + 2.50%), 05/20/28 (m) (r)	292	290
Hydrofarm Holdings Group, Inc.
Term Loan, 10.86%, (LIBOR + 5.50%), 10/21/28 (e) (m)	395	316
Icon Parent Inc
Term Loan, 0.00%, (SOFR + 3.00%), 09/11/31 (m) (r)	1,997	1,981
J&J Ventures Gaming, LLC
Term Loan, 9.36%, (1 Month Term SOFR + 4.00%), 04/07/28 (m)	632	630
Jack Ohio Finance LLC
Term Loan, 10.11%, (SOFR + 4.75%), 09/30/28 (m)	317	317
Maverick Gaming LLC
Term Loan, 12.82%, (SOFR + 7.50%), 06/03/28 (m)	786	625
Parts Europe
Term Loan, 7.19%, (3 Month EURIBOR + 3.75%), 01/22/31, EUR (m)	2,132	2,376
PAX MidCo Spain, S.L.U.
Term Loan - B3, 8.74%, (EURIBOR + 5.00%), 12/31/29, EUR (m)	1,632	1,812
Peer Holdings III BV
Term Loan - B6, 6.94%, (3 Month EURIBOR + 3.25%), 12/31/29, EUR (m)	1,600	1,781
Station Casinos LLC
2024 Term Loan B, 7.50%, (1 Month Term SOFR + 2.25%), 03/07/31 (m)	550	547
		15,588
Health Care 0.5%
Aenova Group
Term Loan B, 7.13%, (3 Month EURIBOR + 3.75%), 08/22/31, EUR (m)	1,698	1,894
AI Sirona Luxembourg Acquisition Sarl
Term Loan, 7.59%, (EURIBOR + 4.00%), 09/30/28, EUR (m)	1,000	1,118
Bausch & Lomb Corporation
Term Loan, 8.27%, (1 Month Term SOFR + 3.25%), 05/05/27 (m)	711	708
HomeVi
TERM LOAN - B, 0.00%, (EURIBOR + 5.00%), 12/31/29, EUR (m) (r)	1,500	1,629
Median BV
Term Loan B - B1, 8.65%, (3 Month EURIBOR + 5.00%), 10/14/27, EUR (m)	1,636	1,806
Medline Borrower, LP
2024 Term Loan B, 8.00%, (1 Month Term SOFR + 2.75%), 10/23/28 (m)	1,699	1,699
Mehilainen Yhtioet Oy
Term Loan B, 7.62%, (EURIBOR + 4.00%), 08/21/28, EUR (m)	420	468
Term Loan B5A, 7.62%, (3 Month EURIBOR + 4.00%), 07/03/30, EUR (m)	421	469
Term Loan, 2.00%, (3 Month EURIBOR + 4.00%), 07/03/31, EUR (m)	144	160
Term Loan B5B, 7.62%, 07/03/31, EUR (m)	804	894
Nidda Healthcare GmbH
Term Loan B3, 0.00%, (3 Month EURIBOR + 4.00%), 02/21/30, EUR (m) (r)	2,399	2,669
Ramsay Santé
Term Loan, 0.00%, (3 Month EURIBOR + 3.25%), 07/25/31, EUR (m) (r)	900	1,004
		14,518
Communication Services 0.4%
Avaya, Inc.
2023 Exit Term Loan, 12.75%, (1 Month Term SOFR + 1.50%), 08/01/28 (m)	7	6
Bally's Corporation
2021 Term Loan B, 8.79%, (SOFR + 3.25%), 08/05/28 (m)	665	633
Charter Communications Operating, LLC
2019 Term Loan B2, 7.08%, (SOFR + 1.75%), 02/01/27 (m)	144	143
CSC Holdings, LLC
2019 Term Loan B5, 0.00%, (1 Month Term SOFR + 2.50%), 04/15/27 (m) (r)	297	271
DirecTV Financing, LLC
Term Loan, 10.36%, (1 Month Term SOFR + 5.00%), 07/22/27 (m)	354	353
Entain PLC
EUR Term Loan B3, 6.92%, (EURIBOR + 3.50%), 06/30/28, EUR (m)	967	1,081
Level 3 Financing Inc.
2024 Extended Term Loan B1, 11.41%, (SOFR + 6.56%), 04/15/29 (m)	232	236
Tele Columbus AG
Term Loan B, 10.00%, (EURIBOR + 4.00%), 01/01/29, EUR (m)	1,000	837
Ziggo BV
Term Loan, 6.44%, (3 Month EURIBOR + 3.00%), 01/16/29, EUR (m)	6,053	6,614
		10,174
Consumer Staples 0.4%
Bellis Acquisition Company PLC
Term Loan B, 7.80%, (3 Month EURIBOR + 4.00%), 04/02/31, EUR (m)	1,654	1,803
Froneri Lux Finco Sa Rl
Term Loan, 0.00%, (3 Month EURIBOR + 2.50%), 12/31/49, EUR (m) (r)	2,000	2,224
Market Bidco Limited
EUR Term Loan B1, 8.29%, (3 Month EURIBOR + 4.75%), 11/04/27, EUR (m)	477	527
Naked Juice LLC
2nd Lien Term Loan, 11.43%, (SOFR + 6.00%), 01/25/30 (m)	82	50
Obol France 3
Term Loan, 0.00%, (EURIBOR + 5.00%), 12/31/49, EUR (m) (r)	1,000	1,067
Pegasus BidCo B.V.
Term Loan B, 7.04%, (3 Month EURIBOR + 3.50%), 07/12/29, EUR (m)	1,333	1,483

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Upfield BV
Term Loan, 10.49%, (SONIA + 5.25%), 01/06/25, GBP (m)	2,150	2,859
		10,013
Materials 0.1%
IFCO Management GmbH
Term Loan, 0.00%, (EURIBOR + 4.00%), 12/31/49, EUR (m) (r)	1,000	1,115
Ineos Quattro Holdings UK Limited
Term Loan, 8.09%, (EURIBOR + 4.50%), 03/31/29, EUR (m)	1,210	1,346
Ineos US Finance LLC
Term Loan, 7.09%, (EURIBOR + 4.00%), 11/08/27, EUR (m)	1,000	1,108
SCIH Salt Holdings Inc.
2021 Incremental Term Loan B, 8.76%, (SOFR + 3.50%), 03/16/27 (m)	697	697
		4,266
Energy 0.1%
NGP XI Midstream Holdings LLC
Term Loan B, 9.28%, (SOFR + 4.00%), 07/17/31 (m)	402	401
Solaris Energy Infrastructure
Term Loan, 11.10%, (SOFR + 6.00%), 08/31/29 (e) (m)	3,009	2,949
		3,350
Total Senior Floating Rate Instruments (cost $93,785)		94,578
INVESTMENT COMPANIES 1.8%
Invesco KBW Bank ETF (d)	10	566
Invesco Quality Municipal Income Trust	3	31
Invesco S&P 500 Equal Weight ETF (d)	22	3,995
Invesco Value Municipal Income Trust	1	19
iShares 0-5 Year TIPS Bond ETF (d) (s)	31	3,101
iShares Biotechnology ETF (d) (s)	20	2,912
iShares Broad USD High Yield Corporate Bond ETF (s)	275	10,345
iShares Core S&P Small Cap ETF (s)	12	1,445
iShares JP Morgan USD Emerging Markets Bond ETF (d) (s)	19	1,757
iShares Latin America 40 ETF (d) (s)	35	904
iShares MSCI Brazil ETF (d) (s)	41	1,197
iShares MSCI China ETF (d) (s)	84	4,292
iShares MSCI Emerging Markets ETF (s)	8	388
iShares Russell Mid-Cap Growth ETF (d) (s)	4	458
SPDR Blackstone Senior Loan ETF	33	1,369
SPDR Gold Shares (b) (d)	12	2,917
SPDR S&P Homebuilders ETF (d)	12	1,531
VanEck J. P. Morgan EM Local Currency Bond ETF (d)	169	4,300
VanEck Semiconductor ETF (d)	34	8,223
Total Investment Companies (cost $47,966)		49,750
PREFERRED STOCKS 0.2%
Financials 0.1%
Citigroup Capital XIII, 11.89%, 10/30/40	70	2,094
Wells Fargo & Company - Series A, 7.50% (h) (n)	1	1,145
		3,239
Utilities 0.1%
Companhia Energetica de Minas Gerais-CEMIG	462	971
Consumer Staples 0.0%
Henkel AG & Co. KGaA (h)	9	884
Energy 0.0%
Petroleo Brasileiro S/A Petrobras. (h)	117	775
Materials 0.0%
Gerdau S.A.	68	238
Total Preferred Stocks (cost $5,824)		6,107
WARRANTS 0.0%
Evgo Inc. (a)	23	7
Hippo Holdings Inc. (a)	20	—
Innovid Corporation (a)	8	—
Latch, Inc. (a) (e)	53	—
Offerpad Solutions Inc. (a)	35	—
Palladyne AI Corp. (a)	121	4
Total Warrants (cost $453)		11
SHORT TERM INVESTMENTS 11.3%
Investment Companies 10.0%
JNL Government Money Market Fund - Class I, 4.82% (s) (t)	278,420	278,420
Securities Lending Collateral 1.3%
JNL Government Money Market Fund - Class SL, 4.92% (s) (t)	36,033	36,033
Commercial Paper 0.0%
HSBC USA Inc.
6.21%, 10/11/24	1,698	1,695
Total Short Term Investments (cost $316,148)		316,148
Total Investments 99.3% (cost $2,529,002)		2,766,982
Total Securities Sold Short (0.1)% (proceeds $2,392)		(2,432)
Total Purchased Options 0.5% (cost $15,327)		15,273
Other Derivative Instruments (0.6)%		(15,864)
Other Assets and Liabilities, Net 0.9%		21,748
Total Net Assets 100.0%		2,785,707

(a) Non-income producing security.

(b) All or a portion of the security is subject to a written call option.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) All or a portion of the security was on loan as of September 30, 2024.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(f) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2024, the value and the percentage of net assets of these securities was $133,863 and 4.8% of the Fund.

(h) Convertible security.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(k) As of September 30, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(n) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(o) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(p) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2024, the total payable for investments purchased on a delayed delivery basis was $43,233.

(q) Treasury inflation indexed note, par amount is adjusted for inflation.

(r) This senior floating rate interest will settle after September 30, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(s) Investment in affiliate.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

as of September 30, 2024.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.1%)
INVESTMENT COMPANIES (0.1%)
iShares iBoxx $ High Yield Corporate Bond ETF (a)	(30)	(2,432)
Total Investment Companies (proceeds $2,392)		(2,432)
Total Securities Sold Short (0.1%) (proceeds $2,392)		(2,432)

(a) Investment in affiliate.

JNL/BlackRock Global Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares 0-5 Year TIPS Bond ETF	3,017	—	—	61	—	84	3,101	0.1
iShares Biotechnology ETF	—	2,862	—	4	—	50	2,912	0.1
iShares Broad USD High Yield Corporate Bond ETF	—	10,197	—	19	—	148	10,345	0.4
iShares Core S&P Small Cap ETF	—	1,436	—	6	—	9	1,445	0.1
iShares iBoxx $ High Yield Corporate Bond ETF	—	23,015	25,337	60	(70)	(40)	(2,432)	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,027	—	2,066	58	67	(28)	—	—
iShares JP Morgan USD Emerging Markets Bond ETF	1,672	—	—	56	—	85	1,757	0.1
iShares Latin America 40 ETF	1,690	—	571	39	(36)	(179)	904	—
iShares MSCI Brazil ETF	2,365	—	763	62	(156)	(249)	1,197	—
iShares MSCI China ETF	3,434	—	—	16	—	858	4,292	0.2
iShares MSCI Emerging Markets ETF	340	—	—	3	—	48	388	—
iShares Russell Mid-Cap Growth ETF	816	—	414	3	41	15	458	—
JNL Government Money Market Fund, 4.82% - Class I	396,999	803,668	922,247	12,893	—	—	278,420	10.0
JNL Government Money Market Fund, 4.92% - Class SL	36,174	382,469	382,610	673	—	—	36,033	1.3
	448,534	1,223,647	1,334,008	13,953	(154)	801	338,820	12.2

JNL/BlackRock Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
A2a S.P.A., 5.00% (callable at 100, 06/11/29)	06/04/24	298	312	—
AA Bond Co Limited, 6.50%, 01/31/26	02/21/24	1,320	1,417	0.1
AB Carval Euro CLO II-C Designated Activity Company, Series D-2X, 7.26%, 02/15/37	07/05/24	412	423	—
ABN AMRO Bank N.V.	10/25/23	315	422	—
ABN AMRO Bank N.V., 6.38% (callable at 100, 09/22/34)	09/02/24	221	226	—
Accor, 4.88% (callable at 100, 06/06/30)	08/28/24	111	112	—
ADLER Real Estate Service GmbH, 3.00%, 04/27/26	09/19/24	319	317	—
Allied Universal Holdco LLC, 4.88%, 06/01/28	02/08/24	2,166	2,366	0.1
Allwyn Entertainment Financing (UK) PLC, 7.25%, 04/30/30	03/19/24	731	756	—
Alstom, 5.87% (callable at 100, 05/29/29)	05/23/24	216	229	—
Altice France Holding S.A., 5.88%, 02/01/27	02/26/24	374	325	—
Amadeus IT Holding, S.A.	03/19/24	188	213	—
Amber FinCo PLC, 6.63%, 07/15/29	07/04/24	488	527	—
Amgen Inc., 5.50%, 12/07/26	09/13/22	118	136	—
AMS-Osram AG, 2.13%, 11/03/27	11/14/23	952	982	0.1
Anheuser-Busch InBev, 4.00%, 09/24/25	09/07/22	115	133	—
Apcoa Group GmbH, 0.00%, 04/15/31	09/25/24	411	411	—
Arbour CLO VI Designated Activity Company, Series DR-6X, 0.00%, 11/15/37	09/20/24	491	490	—
Aroundtown SA, 7.13% (callable at 100, 01/16/30)	07/24/24	349	414	—
Aston Martin Capital Holdings Limited, 10.38%, 03/31/29	07/09/24	796	811	0.1
AT&T Inc., 5.50%, 03/15/27	09/07/22	175	204	—
Atos, 0.00%, 11/06/24	06/06/24	29	8	—
Atos, 0.00%, 05/07/25	06/06/24	61	13	—
Atos, 0.00%, 11/07/28	06/10/24	62	16	—
Atos, 0.00%, 11/12/29	06/06/24	90	23	—
Azelis Finance, 4.75%, 09/25/29	09/11/24	198	203	—
Banca Monte dei Paschi di Siena S.p.A., 7.71%, 01/18/28	07/24/24	232	241	—
Banco Bilbao Vizcaya Argentaria, S.A., 6.88% (callable at 100, 12/13/30)	06/04/24	435	456	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco Bilbao Vizcaya Argentaria, S.A., 8.38% (callable at 100, 06/21/28)	07/25/24	232	243	—
Banco de Credito Social Cooperativo, S.A., 4.13%, 09/03/30	08/27/24	111	113	—
Banco Santander, S.A., 3.13%, 10/06/26	09/14/22	557	655	—
Bank of America Corporation, 1.95%, 10/27/26	04/20/23	590	611	—
Bank of Ireland Group Public Limited Company, 6.00% (callable at 100, 09/01/25)	07/30/24	465	481	—
Bankinter Sociedad Anonima, 7.38% (callable at 100, 08/15/28)	07/24/24	226	233	—
Barclays PLC, 3.00%, 05/08/26	09/12/22	113	130	—
Barclays PLC, 3.25%, 02/12/27	09/12/22	111	129	—
Bayer Aktiengesellschaft, 5.38%, 03/25/82	07/30/24	104	110	—
Bayer Aktiengesellschaft, 6.63%, 09/25/83	07/24/24	222	232	—
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28	01/18/24	307	332	—
BeiGene, Ltd.	09/04/24	286	338	—
Bellis Finco PLC, 4.00%, 02/16/27	09/28/23	1,097	1,230	0.1
Bertrand Franchise Finance, 7.49%, 07/18/30	05/30/24	507	519	—
BG Energy Capital PLC, 5.13%, 12/01/25	09/07/22	310	357	—
BNP Paribas, 3.38%, 01/23/26	09/07/22	113	131	—
BNP Paribas, 2.13%, 01/23/27	05/24/23	622	659	—
BNP Paribas, 1.88%, 12/14/27	09/07/22	104	122	—
Boels Topholding B.V., 6.25%, 02/15/29	03/12/24	1,070	1,093	0.1
Boparan Finance PLC, 7.63%, 11/30/25	10/13/21	2,111	2,277	0.1
BP Capital Markets P.L.C., 2.52%, 04/07/28	05/24/23	725	769	0.1
Bubbles BidCo S.p.A., 0.00%, 09/30/31	09/18/24	392	394	—
Bubbles BidCo S.p.A., 6.50%, 09/30/31	09/18/24	403	405	—
CaixaBank, S.A., 5.88% (callable at 100, 10/09/27)	07/24/24	430	447	—
CBB International Sukuk Company S.P.C, 5.45%, 09/16/32	12/09/22	201	211	—
Cellnex Telecom, S.A.	10/28/19	13,799	13,731	0.5
Cellnex Telecom, S.A., 0.75%, 11/20/31	03/12/24	1,222	1,272	0.1
Centrica PLC, 6.50%, 05/21/55	05/14/24	189	205	—
Cidron Aida Finco SARL, 6.25%, 04/01/28	07/09/24	664	707	—
CIFC European Funding CLO II Designated Activity Company, Series B1-2X, 5.29%, 04/15/33	07/07/20	112	111	—
Cirsa Finance International S.a r.l., 7.88%, 07/31/28	03/14/24	731	751	—
Citigroup Inc., 1.25%, 07/06/26	05/09/23	588	608	—
CK Hutchison Group Telecom Finance S.A., 2.63%, 10/17/34	02/21/24	1,158	1,254	0.1
Commerzbank Aktiengesellschaft, 4.25% (callable at 100, 10/09/27)	07/23/24	194	207	—
Commerzbank Aktiengesellschaft, 6.50% (callable at 100, 10/09/29)	05/15/24	647	677	—
Commerzbank Aktiengesellschaft, 7.88% (callable at 100, 07/02/29)	06/25/24	429	475	—
Constellium SE, 5.38%, 08/15/32	07/25/24	382	403	—
Cooperatieve Rabobank U.A., 1.88%, 07/12/28	09/12/22	106	124	—
Corporacion Financiera de Desarrollo S.A., 4.75%, 07/15/25	12/09/22	342	343	—
Coty Inc., 3.88%, 04/15/26	06/01/23	1,730	1,790	0.1
Coty Inc., 5.75%, 09/15/28	11/27/23	233	241	—
Dana Financing Luxembourg S.a r.l., 3.00%, 07/15/29	03/19/24	179	176	—
Dana Financing Luxembourg S.a r.l., 8.50%, 07/15/31	03/12/24	764	757	—
Dell Bank International Designated Activity Company, 0.50%, 10/27/26	05/25/23	297	316	—
Deuce Finco PLC, 5.50%, 06/15/27	11/08/23	1,508	1,698	0.1
Deutsche Bank Aktiengesellschaft, 4.50% (callable at 100, 11/30/26)	05/16/24	391	409	—
Deutsche Bank Aktiengesellschaft, 4.79% (callable at 100, 04/30/25)	07/05/24	382	388	—
DP World Salaam, 6.00% (callable at 100, 10/01/25)	12/15/22	259	260	—
Duomo Bidco S.P.A., 7.79%, 07/15/31	07/03/24	476	495	—
Dynamo NewCo II GmbH, 6.25%, 10/15/31	09/25/24	206	207	—
EDP, S.A., 4.63%, 09/16/54	09/09/24	439	446	—
Electricite de France, 3.38% (callable at 100, 06/15/30)	07/26/24	194	202	—
Electricite de France, 5.13% (callable at 100, 09/17/29)	09/10/24	219	223	—
Electricite de France, 5.63% (callable at 100, 06/17/32)	09/10/24	221	225	—
Electricite de France, 6.00% (callable at 100, 01/29/26)	07/24/24	255	266	—
Electricite de France, 7.38% (callable at 100, 06/17/35)	09/10/24	262	273	—
EQUATE Petrochemical B.V., 4.25%, 11/03/26	12/09/22	196	197	—
Estado Espanol, 2.90%, 10/31/46	01/12/23	3,547	3,589	0.2
Evolution AB (publ)	06/12/24	848	804	0.1
F.I.S. - Fabbrica Italiana Sintetici S.p.A., 5.63%, 08/01/27	07/09/24	562	578	—
Fastighets AB Balder, 1.13%, 01/29/27	07/24/24	237	248	—
Fiber Bidco S.P.A., 6.13%, 06/15/31	07/23/24	349	359	—
Fiber Midco S.p.A., 10.00%, 06/15/29	05/09/24	309	326	—
Fidelity National Information Services, Inc., 1.50%, 05/21/27	04/18/23	597	624	—
Forvia, 2.75%, 02/15/27	01/27/23	1,949	2,057	0.1
FWD Group Investments Limited, 8.40%, 04/05/29	03/21/24	2,294	2,409	0.1
General Motors Financial Company, Inc., 4.30%, 02/15/29	04/23/24	409	429	—
Global Switch Finance B.V., 1.38%, 10/07/30	07/24/24	470	486	—
Goldman Sachs Group, Inc., The, 0.25%, 01/26/28	04/21/23	613	649	—
Goldman Sachs Group, Inc., The, 0.88%, 05/09/29	01/18/24	560	594	—
Goodyear Europe B.V., 2.75%, 08/15/28	07/24/24	238	239	—
Government of the Sultanate of Oman, 6.50%, 03/08/47	12/09/22	281	316	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Grand Round, Inc.	03/31/15	1,774	477	—
Haidilao International Holding Ltd.	11/21/23	602	785	0.1
Harvest CLO XVIII Designated Activity Company, Series B-18X, 4.88%, 10/15/30	06/15/20	113	113	—
Harvest CLO XXXII Designated Activity Company, Series D-32X, 6.95%, 07/27/37	05/31/24	349	359	—
Heimstaden Bostad AB, 0.63%, 07/24/25	03/11/24	504	519	—
Heimstaden Bostad AB, 1.38%, 03/03/27	03/13/24	470	495	—
HM Treasury, 3.75%, 10/22/53	11/21/23	3,232	3,419	0.1
HM Treasury, 0.50%, 10/22/61	06/23/23	6,764	6,740	0.3
Holland Park CLO Designated Activity Company, Series A1RR-1X, 4.47%, 11/14/32	07/10/20	107	107	—
HSBC Holdings PLC, 4.75% (callable at 100, 07/04/29)	07/23/24	466	491	—
I&M Holdings Limited, 2.38%, 01/15/27	07/24/24	102	107	—
IHO Verwaltungs GmbH, 3.75%, 09/15/26	04/08/24	687	708	—
IHO Verwaltungs GmbH, 3.88%, 05/15/27	11/29/23	124	130	—
IHO Verwaltungs GmbH, 8.75%, 05/15/28	11/21/23	745	762	—
Iliad Holding, 5.13%, 10/15/26	09/11/23	245	263	—
Iliad Holding, 5.63%, 10/15/28	11/28/23	2,048	2,138	0.1
Iliad Holding, 6.88%, 04/15/31	05/13/24	268	283	—
Immobiliare Grande Distribuzione Societa' Di Investimento Immobiliare Quotata SPA, 6.25%, 05/17/27	01/17/24	960	1,037	0.1
Ineos Quattro Finance 2 plc, 8.50%, 03/15/29	03/05/24	383	395	—
Informa Jersey Limited, 3.13%, 07/05/26	09/07/22	111	129	—
ING Groep N.V., 7.25% (callable at 100, 11/16/34)	09/05/24	450	464	—
ING Groep N.V., 3.00%, 02/18/26	09/07/22	112	130	—
Interglobe Aviation Limited	04/30/24	111	134	—
Intrum AB, 3.00%, 09/15/27	05/28/24	371	453	—
Ireland, Government of, 2.60%, 10/18/34	06/28/24	3,180	3,437	0.1
Jawbone Inc.	01/25/17	—	—	—
Joint Stock Company Kaspi.Kz	06/14/24	238	186	—
JPMorgan Chase & Co., 0.99%, 04/28/26	09/07/22	384	450	—
JPMorgan Chase & Co., 1.09%, 03/11/27	05/18/23	591	627	—
Jubilee CLO 2024-XXIX Designated Activity Company, Series 2024-D-29X, 0.00%, 01/15/38	09/27/24	603	601	—
Kaixo Bondco Telecom SA., 5.13%, 09/30/29	06/12/24	399	422	—
KBC Groep, 1.25%, 09/21/27	09/07/22	106	125	—
Kleopatra Finco S.a r.l., 4.25%, 03/01/26	07/29/24	298	314	—
Kondor Finance PLC, 7.13%, 07/19/26	05/21/24	108	103	—
Kraft Heinz Foods Company, 4.13%, 07/01/27	09/08/22	112	132	—
Kumba Iron Ore Ltd	01/20/21	396	293	—
Lion/Polaris Lux 4 S.A., 7.33%, 07/01/29	06/26/24	258	270	—
Lloyds Banking Group PLC, 2.25%, 10/16/24	09/12/22	320	371	—
Lookout, Inc. - Series F	09/19/14	3,242	531	—
Lookout, Inc.	03/04/15	237	20	—
Lottomatica S.p.A., 5.38%, 06/01/30	05/14/24	148	157	—
Lottomatica S.p.A., 6.76%, 06/01/31	05/14/24	224	232	—
Loxama, 5.75%, 07/15/27	03/12/24	700	711	—
Loxama, 6.38%, 05/31/29	03/12/24	1,075	1,102	0.1
Lune Holdings S.a r.l., 5.63%, 11/15/28	08/08/24	100	104	—
Magyar Export-Import Bank Zartkoruen Mukodo Reszvenytarsasag, 6.00%, 05/16/29	11/08/23	256	287	—
Majid Al Futtaim Holding LLC, 6.38% (callable at 100, 12/20/25)	12/09/22	194	201	—
Market Bidco Finco PLC, 4.75%, 11/04/27	02/09/24	399	411	—
Market Bidco Finco PLC, 5.50%, 11/04/27	12/08/23	962	1,051	0.1
Marks and Spencer Group P.L.C., 3.75%, 05/19/26	02/23/23	1,328	1,529	0.1
Matterhorn Telecom S.A., 3.13%, 09/15/26	09/05/23	2,043	2,165	0.1
Mobico Group PLC, 4.25% (callable at 100, 11/26/25)	09/25/24	130	129	—
MONETA Money Bank, a.s.	05/20/24	42	49	—
Motion Finco S.a r.l., 7.38%, 06/15/30	07/09/24	329	330	—
National Bank of Greece SA, 5.88%, 06/28/35	07/24/24	410	418	—
National Grid PLC, 0.16%, 01/20/28	05/24/23	751	796	0.1
Nationwide Building Society, 5.75% (callable at 100, 06/20/27)	07/25/24	264	277	—
Nationwide Building Society, 7.50% (callable at 100, 12/20/30)	09/09/24	359	369	—
NatWest Group PLC, 3.13%, 03/28/27	09/07/22	110	130	—
Netflix, Inc., 3.63%, 05/15/27	05/09/23	1,133	1,189	0.1
Nexi Spa, 0.00%, 02/24/28	07/24/24	280	290	—
Nissan Motor Co., Ltd., 2.65%, 03/17/26	04/19/23	360	374	—
Nobian Finance B.V., 3.63%, 07/15/26	03/12/24	799	822	0.1
Nongfu Spring Co., Ltd. - Class H	07/12/22	1,045	963	0.1
Oak Hill European Credit Partners VI Designated Activity Company, Series 2017-B1-6X, 4.89%, 01/20/32	06/15/20	115	116	—
Palmer Square European Loan Funding 2024-2 Designated Activity Company, Series 2024-D-2X, 6.61%, 05/15/34	07/16/24	414	421	—
Paprec Holding, 7.25%, 11/17/29	07/11/24	778	808	0.1
PCF GmbH, 4.75%, 04/15/26	07/24/24	205	200	—
PCF GmbH, 8.44%, 04/15/26	07/24/24	188	184	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Penta CLO 17 Designated Activity Company, Series 2024-D-17X, 6.71%, 08/15/38	06/14/24	375	390	—
Picard Groupe, 6.38%, 07/01/29	06/26/24	271	289	—
Presidence de la Republique de Cote d'Ivoire, 6.38%, 03/03/28	12/12/22	197	200	—
Presidencia de la Republica Dominicana, 5.95%, 01/25/27	12/09/22	321	329	—
PrestigeBidCo GmbH, 7.46%, 07/01/29	06/19/24	213	223	—
Providus CLO II Designated Activity Company, Series DRR-2X, 0.00%, 10/15/38	09/19/24	386	386	—
PT Freeport Indonesia, 4.76%, 04/14/27	12/09/22	342	349	—
PT Pertamina (Persero), 3.65%, 07/30/29	12/09/22	344	347	—
Punch Finance PLC, 6.13%, 06/30/26	11/21/23	2,399	2,665	0.1
Q-Park Holding I B.V., 5.13%, 02/15/30	06/20/24	727	764	—
Quintis Limited	11/03/17	1,905	—	—
REI Agro Limited, 0.00%, 01/01/00	08/26/11	606	3	—
Rekeep S.p.A., 7.25%, 02/01/26	02/05/24	541	544	—
Romania, Government of, 2.50%, 02/08/30	12/09/22	90	100	—
Romania, Government of, 2.12%, 07/16/31	12/13/22	47	52	—
Rossini S.a r.l., 6.75%, 12/31/29	07/11/24	233	250	—
Rossini S.a r.l., 7.55%, 12/31/29	07/11/24	331	342	—
Samarco Mineracao S/A, 9.00%, 06/30/31	02/13/24	29	30	—
Sandor-Palota, 5.38%, 09/12/33	01/25/24	51	54	—
Santander UK Group Holdings PLC, 3.63%, 01/14/26	09/07/22	113	132	—
Saudi Arabia, Kingdom of, 4.50%, 04/17/30	12/09/22	401	401	—
Senegal, Government of, 6.25%, 05/23/33	12/09/22	177	175	—
Sierracol Energy Andina, LLC, 6.00%, 06/15/28	05/23/23	159	187	—
Sigma Holdco B.V., 5.75%, 05/15/26	08/03/23	342	371	—
Snam S.P.A., 4.50% (callable at 100, 09/10/29)	09/03/24	220	225	—
Societe Generale, 1.88%, 10/03/24	09/07/22	116	134	—
SoftBank Group Corp, 5.38%, 01/08/29	06/27/24	944	996	0.1
SoftBank Group Corp, 5.75%, 07/08/32	06/27/24	825	870	0.1
Swedbank AB, 1.38%, 12/08/27	09/07/22	105	125	—
Takeda Pharmaceutical Co Ltd, 2.25%, 11/21/26	08/09/23	576	596	—
Tele Columbus AG, 0.00%, 03/19/29	03/21/24	570	586	—
Telefonica Emisiones SA, 5.38%, 02/02/26	09/07/22	309	359	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.88%, 03/31/27	08/02/23	322	346	—
Teva Pharmaceutical Finance Netherlands II B.V., 3.75%, 05/09/27	07/27/23	663	715	—
Thames Water Utilities Finance PLC, 4.00%, 06/19/25	04/16/24	940	851	0.1
The Arab Republic of Egypt, 5.63%, 04/16/30	05/03/24	94	98	—
The Hashemite Kingdom of Jordan, The Government of, 4.95%, 07/07/25	04/06/23	306	306	—
The Republic of Indonesia, The Government of, 7.13%, 06/15/38	03/30/23	4,159	4,293	0.2
The Unique Pub Finance Company PLC, 6.46%, 03/30/32	02/12/24	429	454	—
Tikehau CLO XII Designated Activity Company, Series D-12X, 6.80%, 10/20/38	06/27/24	610	635	—
TK Elevator Holdco GmbH, 6.63%, 07/15/28	01/30/24	584	614	—
Toronto-Dominion Bank, The, 2.88%, 04/05/27	09/07/22	110	128	—
TotalEnergies Capital International, 1.66%, 07/22/26	09/07/22	111	127	—
Transocean Ltd.	02/09/23	1,328	768	—
UnipolSai Assicurazioni S.p.A., 4.90%, 05/23/34	05/16/24	217	227	—
Verisure Holding AB, 3.25%, 02/15/27	01/23/23	493	529	—
Verisure Midholding AB, 5.25%, 02/15/29	01/25/23	851	944	0.1
Vertical Midco GmbH, 4.38%, 07/15/27	02/13/23	1,688	1,784	0.1
VFU Funding PLC, 6.20%, 02/11/25	06/21/23	200	190	—
Virgin Media Secured Finance PLC, 4.25%, 01/15/30	09/28/23	785	921	0.1
Virgin Media Secured Finance PLC, 4.13%, 08/15/30	01/16/24	1,056	1,104	0.1
Virgin Media Vendor Financing Notes III Designated Activity Company, 4.88%, 07/15/28	10/03/23	1,779	1,886	0.1
Vlada Crne Gore, 2.88%, 12/16/27	03/15/24	107	111	—
Vlada NA Republika Severna Makedonija, 6.96%, 03/13/27	11/03/23	125	134	—
VMED O2 UK Financing I PLC, 4.50%, 07/15/31	01/11/24	733	753	—
Vodafone Group Public Limited Company, 8.00%, 08/30/86	03/12/24	1,304	1,392	0.1
Volkswagen Financial Services Overseas AG, 0.88%, 01/31/28	04/18/23	612	636	—
Volkswagen International Finance N.V., 1.88%, 12/03/24	09/07/22	115	133	—
Volkswagen International Finance N.V., 4.25%, 10/09/25	09/07/22	114	132	—
VZ Vendor Financing II B.V., 2.88%, 01/15/29	03/12/24	928	973	0.1
Wells Fargo & Company, 1.38%, 10/26/26	04/20/23	601	623	—
Wells Fargo & Company, 1.50%, 05/24/27	05/25/23	881	944	0.1
Wizz Air Holdings PLC	04/03/24	163	110	—
Worldline, 0.00%, 07/30/26	05/23/24	179	180	—
Zalando SE	08/27/24	335	421	—
Zegona Finance PLC, 6.75%, 07/15/29	07/10/24	404	433	—
		149,421	148,255	5.3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/BlackRock Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	766	December 2024	AUD	90,137	(71)	(667)
Euro BOBL	1,121	December 2024	EUR	133,384	100	1,322
Euro Bund	664	December 2024	EUR	88,822	77	849
Euro OAT	123	December 2024	EUR	15,519	8	91
Euro Schatz	122	December 2024	EUR	13,010	5	73
FTSE 100 Index	2	December 2024	GBP	168	(2)	(3)
Italy Government BTP Bond	41	December 2024	EUR	4,880	—	112
Long Gilt	110	December 2024	GBP	10,894	(28)	(94)
MSCI Emerging Markets Index	45	December 2024		2,488	(45)	150
NIFTY 50 Index	123	October 2024		6,431	(85)	(33)
Nikkei 225 Index	301	December 2024	JPY	10,824,703	(3,979)	4,193
Russell 2000 Index	164	December 2024		18,157	40	286
S&P/TSX 60 Index	6	December 2024	CAD	1,716	2	13
STOXX Banks Index	319	December 2024	EUR	2,291	(35)	19
United States 5 Year Note	5,366	January 2025		590,796	(2,013)	(1,164)
United States Long Bond	195	December 2024		24,321	(134)	(105)
					(6,160)	5,042
Short Contracts
Euro Buxl 30 Year Bond	(15)	December 2024	EUR	(2,028)	(6)	(18)
Euro STOXX 50 Price Index	(54)	December 2024	EUR	(2,637)	40	(88)
Japan 10 Year Bond	(15)	December 2024	JPY	(2,163,820)	59	(43)
NASDAQ 100 Stock Index	(191)	December 2024		(75,225)	(152)	(2,173)
S&P 500 Index	(113)	December 2024		(32,704)	(126)	(146)
United States 10 Year Note	(260)	December 2024		(29,740)	118	26
United States 10 Year Ultra Bond	(2,297)	December 2024		(271,585)	1,184	(143)
United States 2 Year Note	(5,847)	January 2025		(1,215,076)	2,165	(2,516)
United States Ultra Bond	(157)	December 2024		(20,980)	123	84
					3,405	(5,017)

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Receiving	10.47	(M)	08/06/25	MXN	84,481	2	(21)
28-Day MEXIBOR (M)	Receiving	9.71	(M)	09/22/25	MXN	11,664	—	—
28-Day MEXIBOR (M)	Paying	9.79	(M)	02/04/25	MXN	228,099	—	(33)
28-Day MEXIBOR (M)	Paying	9.80	(M)	02/04/25	MXN	228,099	—	(33)
28-Day MEXIBOR (M)	Paying	6.48	(M)	08/12/26	MXN	88,618	(4)	(182)
28-Day MEXIBOR (M)	Paying	6.47	(M)	08/13/26	MXN	121,684	(6)	(251)
28-Day MEXIBOR (M)	Paying	6.42	(M)	08/14/26	MXN	99,198	(5)	(209)
28-Day MEXIBOR (M)	Paying	6.42	(M)	08/17/26	MXN	89,362	(4)	(189)
28-Day MEXIBOR (M)	Paying	9.13	(M)	08/15/28	MXN	162,279	(17)	130
3M JIBAR (Q)	Receiving	8.02	(Q)	03/26/26	ZAR	65,434	—	(36)
3M JIBAR (Q)	Receiving	8.15	(Q)	05/07/26	ZAR	95,233	—	(60)
3M JIBAR (Q)	Receiving	6.92	(Q)	09/23/26	ZAR	15,207	—	—
3M JIBAR (Q)	Paying	9.90	(Q)	09/20/33	ZAR	44,674	(7)	273
3M JIBAR (Q)	Paying	9.90	(Q)	09/20/33	ZAR	22,337	(3)	137
3M JIBAR (Q)	Paying	9.92	(Q)	09/20/33	ZAR	22,337	(3)	138
6M EURIBOR (S)	Receiving	0.02	(A)	08/26/31	EUR	15,925	(34)	2,436
6M EURIBOR (S)	Paying	3.00	(S)	03/05/29	EUR	23,857	51	873
6M EURIBOR (S)	Paying	2.90	(A)	04/30/29	EUR	26,623	41	868
6M EURIBOR (S)	Paying	2.87	(A)	06/11/29	EUR	19,266	35	606
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.28	(A)	03/09/26	JPY	4,330,863	5	49
Bank of Japan Overnight Call Rate TONAR (A)	Paying	1.45	(A)	03/06/54	JPY	440,458	(8)	(100)
Bank of Japan Overnight Call Rate TONAR (A)	Paying	1.45	(A)	03/11/54	JPY	440,458	(8)	(99)
ESTR Volume Weighted Trimmed Mean Rate (A)	Paying	2.34	(A)	01/19/33	EUR	11,820	14	67
HICP (A)	Paying	2.69	(A)	08/15/32	EUR	2,335	(2)	92
MIBOR (S)	Paying	6.34	(S)	03/20/27	INR	1,776,593	(8)	138
MIBOR (S)	Paying	6.26	(S)	03/20/29	INR	507,894	(5)	56
MIBOR (S)	Paying	6.30	(S)	03/20/29	INR	620,759	(6)	80
MIBOR (S)	Paying	6.34	(S)	03/20/34	INR	326,766	(5)	71
MIBOR (S)	Paying	6.35	(S)	03/20/34	INR	326,766	(5)	74
Sterling Overnight Index Average Rate (A)	Paying	3.18	(A)	02/10/28	GBP	134,798	(6)	(344)
Sterling Overnight Index Average Rate (A)	Paying	4.86	(A)	06/20/28	GBP	10,155	(14)	515
Sterling Overnight Index Average Rate (A)	Paying	4.12	(A)	11/17/28	GBP	9,358	(13)	208

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Sterling Overnight Index Average Rate (A)	Paying	4.12	(A)	11/21/28	GBP	9,372	(13)	210
U.S. SOFR (A)	Receiving	3.45	(A)	01/26/28		36,886	32	(279)
U.S. SOFR (A)	Receiving	3.27	(A)	02/05/28		37,186	31	(159)
U.S. SOFR (A)	Receiving	3.46	(A)	12/15/36		7,381	7	(66)
U.S. SOFR (A)	Receiving	4.25	(A)	09/29/43		2,537	8	(295)
U.S. SOFR (A)	Receiving	4.03	(A)	09/29/53		73,036	284	(9,717)
U.S. SOFR (A)	Receiving	3.65	(A)	11/03/53		8,127	30	(518)
U.S. SOFR (A)	Paying	5.45	(A)	10/02/24		475,418	(8)	(12)
U.S. SOFR (A)	Paying	4.93	(A)	04/26/26		172,694	(244)	3,508
U.S. SOFR (A)	Paying	4.50	(A)	05/08/26		38,002	(53)	546
U.S. SOFR (A)	Paying	4.35	(A)	07/22/26		16,524	(25)	244
U.S. SOFR (A)	Paying	4.73	(A)	04/26/27		206,451	(392)	6,759
U.S. SOFR (A)	Paying	4.10	(A)	05/30/27		45,464	(64)	883
U.S. SOFR (A)	Paying	4.15	(A)	05/30/27		45,464	(64)	925
U.S. SOFR (A)	Paying	4.20	(A)	10/23/27		15,436	(16)	336
U.S. SOFR (A)	Paying	4.00	(A)	01/26/28		36,886	(32)	653
U.S. SOFR (A)	Paying	4.50	(A)	04/26/29		265,430	(675)	13,633
U.S. SOFR (A)	Paying	4.00	(A)	05/06/29		37,974	(95)	1,195
U.S. SOFR (A)	Paying	4.35	(A)	04/26/34		203,666	(550)	17,033
U.S. SOFR (A)	Paying	4.07	(A)	04/26/54		8,103	(32)	1,135
							(1,886)	41,268

JNL/BlackRock Global Allocation Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Avis Budget Car Rental, LLC (Q)	N/A	5.00	12/20/26	1,885	(108)	—	170
CDX.NA.HY.41.V2 (Q)	N/A	5.00	12/20/28	936	(72)	—	(67)
CDX.NA.HY.42 (Q)	N/A	5.00	06/20/29	390	(30)	—	(6)
ITRAXX.EUR.40 (Q)	N/A	1.00	12/20/28	302	(7)	—	—
ITRAXX.XO.40 (Q)	N/A	5.00	12/20/28	7,330	(631)	19	(33)
					(848)	19	64
Credit default swap agreements - sell protection
CDX.NA.HY.39.V4 (Q)	3.00	5.00	12/20/27	(3,189)	233	(1)	232
CDX.NA.HY.41.V2 (Q)	3.41	5.00	12/20/28	(6,116)	471	(3)	248
CDX.NA.IG.39 (Q)	0.43	1.00	12/20/27	(2,318)	47	(1)	44
ITRAXX.EUR.XO.38.V2 (Q)	2.13	5.00	12/20/27	(6,341)	635	(16)	856
ITRAXX.EUR.XO.41 (Q)	2.75	5.00	06/20/29	(3,827)	392	(12)	122
					1,778	(33)	1,502

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Exchange Traded Futures Options
United States 10 Year Note Future, Dec. 2024	Call	116.50	10/25/24	16	1,864	2
United States 5 Year Note Future, Dec. 2024	Call	111.25	10/25/24	22	2,448	2
United States Long Bond Future, Dec. 2024	Call	126.50	10/25/24	13	1,645	6
						10
Index Options
Chicago Board Options Exchange Volatility Index	Call	25.00	10/16/24	161	403	9

Options on Securities
Alphabet Inc.	Call	170.00	10/18/24	118	2,006	29
Alphabet Inc.	Put	155.00	10/18/24	387	5,999	19
Amazon.com, Inc.	Call	185.00	10/18/24	243	4,496	131
Amazon.com, Inc.	Call	180.00	10/18/24	363	6,534	319
American Airlines Group Inc.	Put	9.00	11/15/24	127	114	2
American Airlines Group Inc.	Put	8.00	11/15/24	137	110	—
Apple Inc.	Call	230.00	10/18/24	275	6,325	179
Apple Inc.	Call	235.00	10/18/24	728	17,108	262
Apple Inc.	Call	225.00	10/18/24	202	4,545	206
Apple Inc.	Call	240.00	10/25/24	729	17,496	178
Apple Inc.	Call	225.00	11/15/24	677	15,233	961
Bank of America Corporation	Call	41.00	12/20/24	273	1,119	39
Boston Scientific Corporation	Call	85.00	11/15/24	446	3,791	118

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Broadcom Inc.	Call	180.00	10/18/24	108	1,944	33
Capital One Financial Corporation	Call	155.00	12/20/24	146	2,263	107
Carrier Global Corporation	Call	85.00	12/20/24	978	8,313	274
ConocoPhillips	Call	115.00	10/18/24	723	8,315	15
Costco Wholesale Corporation	Call	940.00	12/20/24	65	6,110	143
D.R. Horton, Inc.	Call	200.00	11/15/24	243	4,860	155
Edwards Lifesciences Corporation	Call	72.50	11/15/24	324	2,349	56
Fifth Third Bancorp	Call	43.00	11/15/24	361	1,552	74
Fifth Third Bancorp	Call	45.00	01/17/25	488	2,196	88
Freeport-McMoRan Inc.	Call	55.00	11/15/24	1,189	6,540	120
Hewlett Packard Enterprise Company	Call	22.00	11/15/24	146	321	7
Home Depot, Inc. , The	Call	390.00	11/15/24	54	2,106	128
Home Depot, Inc. , The	Call	400.00	12/20/24	97	3,880	209
Humana Inc.	Call	395.00	11/15/24	69	2,726	27
Informatica Inc.	Call	30.00	10/18/24	80	240	1
Intel Corporation	Put	17.00	12/20/24	127	216	4
iShares China Large-Cap ETF	Call	34.00	12/20/24	1,668	5,671	214
iShares iBoxx $ High Yield Corporate Bond ETF	Put	78.00	10/18/24	1,870	14,586	13
iShares iBoxx $ High Yield Corporate Bond ETF	Put	77.00	10/18/24	208	1,602	1
iShares Russell 2000 ETF	Put	210.00	10/18/24	68	1,428	7
JPMorgan Chase & Co.	Call	230.00	10/18/24	162	3,726	4
JPMorgan Chase & Co.	Call	220.00	10/18/24	327	7,194	46
JPMorgan Chase & Co.	Call	215.00	11/15/24	216	4,644	129
MasterCard Incorporated	Call	510.00	11/15/24	60	3,060	54
Merck & Co., Inc.	Put	110.00	10/18/24	484	5,324	31
Meta Platforms, Inc.	Call	590.00	11/15/24	203	11,977	549
Meta Platforms, Inc.	Call	600.00	12/20/24	249	14,940	737
Micron Technology, Inc.	Call	115.00	11/15/24	811	9,327	226
Microsoft Corporation	Call	440.00	10/18/24	121	5,324	45
NVIDIA Corporation	Call	125.00	10/11/24	646	8,075	146
NVIDIA Corporation	Call	115.00	10/18/24	323	3,715	287
NVIDIA Corporation	Call	130.00	12/20/24	183	2,379	164
NVIDIA Corporation	Call	120.00	12/20/24	323	3,876	430
Oracle Corporation	Call	180.00	11/15/24	241	4,338	57
Paramount Global	Call	15.00	12/20/24	117	176	—
Paramount Global	Call	15.00	01/17/25	117	176	—
Sabre Corporation	Call	4.50	10/18/24	127	57	—
Sabre Corporation	Call	5.00	01/17/25	205	103	4
Shell PLC	Call	67.50	01/17/25	852	5,751	196
SPDR Gold Shares	Call	255.00	11/15/24	608	15,504	140
SPDR S&P 500 ETF Trust	Call	575.00	10/18/24	1,086	62,445	702
SPDR S&P 500 ETF Trust	Call	580.00	10/25/24	1,638	95,004	836
SPDR S&P 500 ETF Trust	Call	580.00	11/01/24	486	28,188	317
SPDR S&P 500 ETF Trust	Put	555.00	10/18/24	120	6,660	25
SPDR S&P 500 ETF Trust	Put	550.00	10/18/24	609	33,495	97
SPDR S&P 500 ETF Trust	Put	545.00	10/18/24	288	15,696	36
SPDR S&P 500 ETF Trust	Put	560.00	11/15/24	645	36,120	463
SPDR S&P Oil & Gas Exploration & Production ETF	Call	150.00	10/18/24	127	1,905	2
Taiwan Semiconductor Manufacturing Company Limited	Call	175.00	10/18/24	121	2,118	86
Tesla Inc.	Call	275.00	10/18/24	324	8,910	403
Trane Technologies Public Limited Company	Call	400.00	11/15/24	144	5,760	176
Uniti Group Inc.	Call	7.00	11/15/24	125	88	2
Uniti Group Inc.	Call	6.00	11/15/24	122	73	5
Uniti Group Inc.	Call	6.00	01/17/25	175	105	12
Walmart Inc.	Call	80.00	10/18/24	460	3,680	86
Walmart Inc.	Call	80.00	11/15/24	926	7,408	282
Walt Disney Company, The	Call	110.00	10/18/24	322	3,542	3
Western Digital Corporation	Call	75.00	10/18/24	161	1,208	6
Western Digital Corporation	Call	82.50	11/15/24	88	726	6
						10,909

JNL/BlackRock Global Allocation Fund — OTC Purchased Barrier Options
Reference Entity	Counterparty	Put/Call	Option Type	Barrier Price ($)	Exercise Price ($)	Expiration	Notional/ Contracts[1]		Value ($)
Foreign Currency Options
EUR/USD Spot Rate	BCL	Put	One-touch	1.04	1.04	12/09/24	EUR	115,000	2
EUR/USD Spot Rate	BOA	Put	One-touch	1.05	1.05	11/12/24	EUR	57,000	1
EUR/USD Spot Rate	BOA	Put	One-touch	1.05	1.05	11/19/24	EUR	57,000	1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/BlackRock Global Allocation Fund — OTC Purchased Barrier Options (continued)
Reference Entity	Counterparty	Put/Call	Option Type	Barrier Price ($)		Exercise Price ($)		Expiration	Notional/ Contracts[1]		Value ($)
EUR/USD Spot Rate	GSC	Put	Down-and-out		1.01		1.07	10/07/24	EUR	6,043,685	—
EUR/USD Spot Rate	HSB	Put	One-touch		1.06		1.06	11/04/24	EUR	223,479	3
USD/CNH Spot Rate	HSB	Call	One-touch	CNH	7.65	CNH	7.65	12/09/24		124,000	1
USD/TRY Spot Rate	UBS	Put	Down-and-out	TRY	34.00	TRY	35.50	10/30/24		1,518,000	22
USD/TRY Spot Rate	UBS	Put	One-touch	TRY	35.25	TRY	35.25	12/12/24		82,000	15
											45

JNL/BlackRock Global Allocation Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.42, 06/20/29	BOA	Put		101.50	10/16/24	3,350,000		3,350	1
CDX.NA.HY.42, 10/16/24	CIT	Put		325.00	10/16/24	15,648,000	EUR	15,648	14
CDX.NA.HY.42, 10/16/24	GSC	Put		106.50	10/16/24	3,540,000		3,540	3
CDX.NA.HY.42, 10/16/24	JPM	Put		55.00	10/16/24	12,650,000		12,650	2
CDX.NA.HY.43, 12/20/29	BOA	Put		106.50	10/16/24	2,690,000		2,690	4
CDX.NA.IG.43, 12/20/29	GSC	Put		62.50	11/20/24	17,420,000		17,420	13
ITRAXX.EUR.XO.42.V1, 10/16/24	GSC	Put		350.00	10/16/24	3,160,000	EUR	3,160	4
									41
Foreign Currency Options
USD/BRL Spot Rate	DUB	Call	BRL	5.75	11/12/24	2,426,000		2,426	14
USD/CNH Spot Rate	JPM	Call	CNH	7.05	10/29/24	2,313,000		2,313	10
USD/COP Spot Rate	MSC	Call	COP	4,200.00	11/12/24	2,021,000		2,021	44
USD/MXN Spot Rate	MSC	Call	MXN	18.30	10/09/24	1,654,000		1,654	117
EUR/USD Spot Rate	JPM	Put		1.06	11/19/24	1,130,000	EUR	1,130	1
EUR/USD Spot Rate	JPM	Put		1.06	11/12/24	1,130,000	EUR	1,130	—
USD/TRY Spot Rate	GSC	Put	TRY	42.50	12/06/24	769,000		769	123
									309
Index Options
S&P 500 Index	UBS	Put		5,450.00	11/15/24	915		4,987	78
S&P 500 Index	UBS	Put		5,400.00	10/18/24	2,932		15,833	62
									140
Interest Rate Swaptions
6M EURIBOR, 12/17/24	JPM	Call		2.05	12/17/24	17,583,000	EUR	17,583	86
U.S. SOFR, 10/25/34	CIT	Call		3.75	10/23/24	28,561,044		28,561	1,039
U.S. SOFR, 01/27/35	GSC	Call		3.00	01/23/25	38,164,481		38,164	337
U.S. SOFR, 10/28/26	JPM	Call		4.00	10/24/24	59,861,617		59,862	688
U.S. SOFR, 12/19/29	JPM	Call		3.60	12/17/24	36,551,725		36,552	769
U.S. SOFR, 10/10/29	NSI	Call		3.66	10/08/24	31,049,469		31,049	691
Bank of Japan Overnight Call Rate TONAR, 11/20/26	DUB	Put		1.00	11/18/24	7,698,716,000	JPY	7,698,716	—
									3,610
Options on Securities
Financial Select Sector SPDR Fund	JPM	Call		47.00	11/15/24	120,900		5,682	56
LVMH Moet Hennessy Louis Vuitton	BCL	Call	EUR	690.00	10/18/24	65	EUR	4,485	142
Shell PLC	JPM	Call	EUR	32.00	10/18/24	540	EUR	1,728	2
									200

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Exchange Traded Future Options
United States Long Bond Future, Dec. 2024	Call	130.00	10/25/24	13	1,690	(1)

Index Options
Chicago Board Options Exchange Volatility Index	Call	40.00	10/16/24	161	644	(4)

Options on Securities
Adobe Inc.	Call	560.00	10/18/24	31	1,736	(4)
Adobe Inc.	Call	570.00	11/15/24	16	912	(7)
Adobe Inc.	Call	605.00	12/20/24	32	1,936	(19)
Alphabet Inc.	Call	175.00	10/18/24	168	2,940	(17)
Alphabet Inc.	Call	180.00	11/15/24	84	1,512	(25)
Alphabet Inc.	Call	190.00	12/20/24	166	3,154	(36)
Amazon.com, Inc.	Call	205.00	10/18/24	142	2,911	(3)
Amazon.com, Inc.	Call	200.00	10/18/24	191	3,820	(11)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Amazon.com, Inc.	Call	215.00	11/15/24	96	2,064	(14)
Amazon.com, Inc.	Call	205.00	11/15/24	363	7,442	(109)
Amazon.com, Inc.	Call	220.00	12/20/24	144	3,168	(27)
Amazon.com, Inc.	Call	215.00	12/20/24	228	4,902	(59)
Apple Inc.	Call	240.00	10/18/24	121	2,904	(21)
Apple Inc.	Call	260.00	10/25/24	729	18,954	(11)
Apple Inc.	Call	245.00	11/15/24	677	16,587	(266)
Apple Inc.	Call	250.00	11/15/24	62	1,550	(16)
Apple Inc.	Call	255.00	12/20/24	122	3,111	(37)
Apple Inc.	Put	195.00	10/25/24	486	9,477	(11)
Applied Materials, Inc.	Call	210.00	10/18/24	74	1,554	(33)
Autodesk, Inc.	Call	290.00	10/18/24	52	1,508	(6)
Autodesk, Inc.	Call	285.00	10/18/24	34	969	(7)
Autodesk, Inc.	Call	290.00	11/15/24	17	493	(8)
Autodesk, Inc.	Call	310.00	12/20/24	34	1,054	(13)
Bank of America Corporation	Call	42.00	10/18/24	692	2,906	(20)
Bank of America Corporation	Call	44.00	11/15/24	171	752	(5)
Bank of America Corporation	Call	45.00	12/20/24	340	1,530	(12)
Bank of America Corporation	Put	36.00	12/20/24	273	983	(18)
Boston Scientific Corporation	Put	72.50	11/15/24	446	3,234	(16)
Broadcom Inc.	Call	190.00	10/18/24	85	1,615	(8)
Broadcom Inc.	Call	210.00	11/15/24	42	882	(5)
Broadcom Inc.	Call	210.00	12/20/24	84	1,764	(27)
Cameco Corporation	Call	60.00	12/20/24	189	1,134	(16)
Capital One Financial Corporation	Put	130.00	12/20/24	146	1,898	(39)
Carrier Global Corporation	Put	67.50	12/20/24	489	3,301	(34)
Charles Schwab Corporation, The	Call	72.50	10/18/24	139	1,008	(4)
Charles Schwab Corporation, The	Call	70.00	10/18/24	219	1,533	(15)
Charles Schwab Corporation, The	Call	75.00	12/20/24	140	1,050	(11)
Chevron Corporation	Call	150.00	10/18/24	97	1,455	(17)
Chevron Corporation	Call	165.00	12/20/24	86	1,419	(10)
ConocoPhillips	Call	110.00	10/18/24	131	1,441	(11)
ConocoPhillips	Put	100.00	10/18/24	561	5,610	(41)
Costco Wholesale Corporation	Call	990.00	10/18/24	15	1,485	(1)
Costco Wholesale Corporation	Call	1,000.00	10/18/24	14	1,400	(1)
Costco Wholesale Corporation	Call	1,000.00	11/15/24	7	700	(2)
Costco Wholesale Corporation	Call	1,040.00	12/20/24	14	1,456	(6)
Costco Wholesale Corporation	Put	820.00	12/20/24	65	5,330	(90)
D.R. Horton, Inc.	Put	170.00	11/15/24	243	4,131	(69)
Danaher Corporation	Call	290.00	10/18/24	49	1,421	(6)
Danaher Corporation	Call	290.00	11/15/24	18	522	(11)
Danaher Corporation	Call	310.00	12/20/24	35	1,085	(9)
Delta Air Lines, Inc.	Call	50.00	10/18/24	301	1,505	(67)
Delta Air Lines, Inc.	Call	55.00	11/15/24	70	385	(9)
Delta Air Lines, Inc.	Call	55.00	12/20/24	143	787	(28)
Edwards Lifesciences Corporation	Call	80.00	11/15/24	324	2,592	(16)
Edwards Lifesciences Corporation	Put	60.00	11/15/24	324	1,944	(55)
Eli Lilly and Company	Call	990.00	10/18/24	10	990	(1)
Eli Lilly and Company	Call	1,000.00	10/18/24	15	1,500	(1)
Eli Lilly and Company	Call	1,060.00	11/15/24	5	530	(3)
Eli Lilly and Company	Call	1,060.00	12/20/24	10	1,060	(12)
Fifth Third Bancorp	Put	37.00	11/15/24	361	1,336	(14)
Fifth Third Bancorp	Put	37.00	01/17/25	488	1,806	(37)
Freeport-McMoRan Inc.	Call	50.00	10/18/24	247	1,235	(37)
Freeport-McMoRan Inc.	Call	47.00	10/18/24	318	1,495	(126)
Freeport-McMoRan Inc.	Call	60.00	12/20/24	234	1,404	(18)
Goldman Sachs Group, Inc., The	Call	535.00	10/18/24	32	1,712	(5)
Goldman Sachs Group, Inc., The	Call	525.00	10/18/24	31	1,628	(9)
Goldman Sachs Group, Inc., The	Call	540.00	11/15/24	16	864	(9)
Goldman Sachs Group, Inc., The	Call	570.00	12/20/24	32	1,824	(11)
Home Depot, Inc. , The	Put	350.00	11/15/24	54	1,890	(9)
Home Depot, Inc. , The	Put	345.00	12/20/24	97	3,347	(21)
Humana Inc.	Put	310.00	01/17/25	69	2,139	(167)
Intuitive Surgical, Inc.	Call	540.00	10/18/24	28	1,512	(7)
Intuitive Surgical, Inc.	Call	535.00	10/18/24	16	856	(5)
iShares China Large-Cap ETF	Call	38.00	12/20/24	1,668	6,338	(75)
iShares China Large-Cap ETF	Put	28.00	12/20/24	1,668	4,670	(97)
iShares iBoxx $ High Yield Corporate Bond ETF	Call	80.00	10/18/24	852	6,816	(29)
iShares iBoxx $ High Yield Corporate Bond ETF	Call	79.00	10/18/24	1,219	9,630	(159)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	76.00	10/18/24	1,512	11,491	(6)
iShares Russell 2000 ETF	Put	190.00	10/18/24	68	1,292	(1)
JPMorgan Chase & Co.	Call	225.00	10/18/24	80	1,800	(5)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
JPMorgan Chase & Co.	Call	230.00	11/15/24	41	943	(7)
JPMorgan Chase & Co.	Call	240.00	12/20/24	80	1,920	(10)
JPMorgan Chase & Co.	Put	190.00	10/18/24	405	7,695	(21)
JPMorgan Chase & Co.	Put	185.00	11/15/24	216	3,996	(28)
MasterCard Incorporated	Call	540.00	12/20/24	39	2,106	(16)
Meta Platforms, Inc.	Call	620.00	10/18/24	24	1,488	(4)
Meta Platforms, Inc.	Call	680.00	11/15/24	203	13,804	(104)
Meta Platforms, Inc.	Call	650.00	11/15/24	12	780	(11)
Meta Platforms, Inc.	Call	700.00	12/20/24	203	14,210	(131)
Meta Platforms, Inc.	Call	650.00	12/20/24	24	1,560	(34)
Meta Platforms, Inc.	Put	480.00	11/15/24	203	9,744	(113)
Meta Platforms, Inc.	Put	470.00	12/20/24	249	11,703	(173)
Micron Technology, Inc.	Call	140.00	11/15/24	811	11,354	(28)
Micron Technology, Inc.	Put	95.00	11/15/24	811	7,705	(223)
Microsoft Corporation	Call	460.00	10/18/24	130	5,980	(6)
Microsoft Corporation	Call	475.00	11/15/24	48	2,280	(13)
Microsoft Corporation	Call	480.00	12/20/24	65	3,120	(27)
NextEra Energy, Inc.	Call	95.00	12/20/24	167	1,587	(23)
NVIDIA Corporation	Call	140.00	10/11/24	646	9,044	(8)
NVIDIA Corporation	Call	150.00	11/15/24	169	2,535	(20)
NVIDIA Corporation	Call	155.00	11/15/24	722	11,191	(58)
NVIDIA Corporation	Call	135.00	11/15/24	323	4,361	(118)
NVIDIA Corporation	Call	145.00	11/15/24	239	3,466	(42)
NVIDIA Corporation	Call	150.00	12/20/24	228	3,420	(84)
NVIDIA Corporation	Put	100.00	12/20/24	183	1,830	(63)
Oracle Corporation	Call	175.00	10/18/24	111	1,943	(16)
Oracle Corporation	Call	185.00	11/15/24	54	999	(8)
Oracle Corporation	Call	190.00	12/20/24	109	2,071	(34)
ServiceNow, Inc.	Call	960.00	10/18/24	15	1,440	(4)
ServiceNow, Inc.	Call	1,000.00	10/18/24	10	1,000	(1)
ServiceNow, Inc.	Call	1,020.00	11/15/24	5	510	(6)
ServiceNow, Inc.	Call	1,060.00	12/20/24	10	1,060	(12)
Shell PLC	Put	57.50	01/17/25	852	4,899	(60)
SPDR Gold Shares	Call	270.00	11/15/24	608	16,416	(34)
SPDR S&P 500 ETF Trust	Put	505.00	10/18/24	288	14,544	(10)
SPDR S&P 500 ETF Trust	Put	510.00	10/18/24	120	6,120	(5)
SPDR S&P 500 ETF Trust	Put	500.00	10/18/24	1	50	—
SPDR S&P 500 ETF Trust	Put	480.00	11/15/24	1,290	61,920	(121)
SPDR S&P 500 ETF Trust	Put	500.00	11/15/24	243	12,150	(34)
Taiwan Semiconductor Manufacturing Company Limited	Call	195.00	10/18/24	121	2,360	(17)
Tesla Inc.	Call	305.00	10/18/24	324	9,882	(161)
The Progressive Corporation	Call	290.00	12/20/24	91	2,639	(20)
Thermo Fisher Scientific Inc.	Call	650.00	10/18/24	23	1,495	(5)
Thermo Fisher Scientific Inc.	Call	660.00	11/15/24	6	396	(5)
Thermo Fisher Scientific Inc.	Call	680.00	12/20/24	13	884	(9)
Trane Technologies Public Limited Company	Call	400.00	10/18/24	37	1,480	(15)
Trane Technologies Public Limited Company	Call	440.00	11/15/24	18	792	(3)
Trane Technologies Public Limited Company	Call	440.00	12/20/24	37	1,628	(17)
Trane Technologies Public Limited Company	Put	350.00	11/15/24	144	5,040	(60)
UnitedHealth Group Incorporated	Call	640.00	10/18/24	42	2,688	(9)
UnitedHealth Group Incorporated	Call	620.00	10/18/24	42	2,604	(21)
UnitedHealth Group Incorporated	Call	640.00	11/15/24	21	1,344	(14)
UnitedHealth Group Incorporated	Call	640.00	12/20/24	42	2,688	(48)
Valero Energy Corporation	Call	145.00	10/18/24	102	1,479	(8)
Valero Energy Corporation	Call	155.00	12/20/24	51	791	(12)
Vistra Corp.	Call	100.00	10/18/24	160	1,600	(302)
Vistra Corp.	Call	150.00	11/15/24	32	480	(6)
Vistra Corp.	Call	150.00	12/20/24	66	990	(26)
Walmart Inc.	Call	85.00	11/15/24	926	7,871	(86)
Walmart Inc.	Call	90.00	12/20/24	252	2,268	(21)
Walt Disney Company, The	Call	100.00	10/18/24	150	1,500	(11)
Walt Disney Company, The	Call	105.00	11/15/24	34	357	(6)
Walt Disney Company, The	Call	105.00	12/20/24	68	714	(16)
Walt Disney Company, The	Put	90.00	10/18/24	322	2,898	(10)
Wells Fargo & Company	Call	60.00	10/18/24	263	1,578	(13)
Wells Fargo & Company	Call	60.00	11/15/24	132	792	(16)
Wells Fargo & Company	Call	62.50	12/20/24	262	1,638	(28)
Western Digital Corporation	Call	82.50	10/18/24	79	652	(1)
						(4,979)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/BlackRock Global Allocation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.42, 10/16/24	JPM	Call		45.00	10/16/24	12,650,000		12,650	(3)
CDX.NA.HY.42, 10/16/24	CIT	Put		400.00	10/16/24	15,648,000	EUR	15,648	(6)
CDX.NA.HY.43, 12/20/29	BOA	Put		104.00	10/16/24	2,690,000		2,690	(1)
CDX.NA.IG.43, 12/20/29	GSC	Put		80.00	11/20/24	17,420,000		17,420	(5)
ITRAXX.EUR.XO.42.V1, 10/16/24	GSC	Put		425.00	10/16/24	3,160,000	EUR	3,160	(1)
									(16)
Foreign Currency Options
USD/BRL Spot Rate	DUB	Call	BRL	6.00	11/12/24	1,213,000		1,213	(2)
USD/BRL Spot Rate	HSB	Call	BRL	5.95	10/04/24	776,000		776	—
USD/COP Spot Rate	MSC	Call	COP	4,500.00	11/12/24	1,213,000		1,213	(5)
USD/KRW Spot Rate	BOA	Call	KRW	1,380.00	10/17/24	800,000		800	—
USD/MXN Spot Rate	MSC	Call	MXN	19.10	10/09/24	2,484,000		2,484	(78)
USD/TRY Spot Rate	GSC	Put	TRY	40.50	12/06/24	1,155,000		1,155	(124)
USD/ZAR Spot Rate	BOA	Call	ZAR	17.60	12/30/24	775,000		775	(16)
									(225)
Interest Rate Swaptions
Bank of Japan Overnight Call Rate TONAR, 11/20/26	DUB	Put		1.50	11/18/24	7,698,716,000	JPY	7,698,716	—
U.S. SOFR, 10/25/34	CIT	Call		3.15	10/23/24	28,561,044		28,561	(71)
U.S. SOFR, 11/08/29	CIT	Call		2.80	11/06/24	16,643,330		16,643	(14)
U.S. SOFR, 11/08/26	CIT	Call		3.05	11/06/24	33,286,661		33,287	(29)
U.S. SOFR, 12/04/24	DUB	Call		2.90	12/04/24	9,061,900		9,062	(29)
U.S. SOFR, 02/20/25	DUB	Call		2.70	02/20/25	72,187,593		72,188	(338)
U.S. SOFR, 10/29/29	GSC	Call		3.30	10/25/24	21,399,552		21,400	(134)
U.S. SOFR, 11/25/24	GSC	Call		2.65	11/25/24	33,214,420		33,214	(34)
U.S. SOFR, 01/27/35	GSC	Call		2.25	01/23/25	38,164,481		38,164	(36)
U.S. SOFR, 01/28/30	GSC	Call		3.15	01/24/25	21,960,470		21,960	(231)
U.S. SOFR, 02/10/25	GSC	Call		3.15	02/10/25	97,971,000		97,971	(198)
U.S. SOFR, 02/14/25	GSC	Call		3.23	02/14/25	20,760,603		20,761	(275)
U.S. SOFR, 10/28/26	JPM	Call		3.30	10/24/24	59,861,617		59,862	(20)
U.S. SOFR, 12/19/29	JPM	Call		3.20	12/17/24	36,551,725		36,552	(332)
U.S. SOFR, 12/17/24	JPM	Call		2.60	12/17/24	35,166,600		35,167	(28)
U.S. SOFR, 01/21/27	JPM	Call		3.20	01/16/25	72,072,758		72,073	(343)
U.S. SOFR, 01/21/30	JPM	Call		3.00	01/16/25	36,731,000		36,731	(267)
U.S. SOFR, 03/25/25	JPM	Call		2.75	03/25/25	16,742,000		16,742	(117)
U.S. SOFR, 10/10/34	NSI	Call		3.16	10/08/24	31,049,469		31,049	(26)
U.S. SOFR, 12/03/24	NSI	Call		2.90	12/03/24	17,831,000		17,831	(56)
U.S. SOFR, 11/07/24	DUB	Put		3.90	11/07/24	24,474,000		24,474	(4)
U.S. SOFR, 12/23/24	DUB	Put		3.67	12/23/24	25,921,700		25,922	(138)
U.S. SOFR, 01/22/27	DUB	Put		4.30	01/17/25	37,252,886		37,253	(7)
U.S. SOFR, 01/22/30	DUB	Put		4.00	01/17/25	16,363,417		16,363	(20)
U.S. SOFR, 02/20/25	DUB	Put		3.90	02/20/25	36,093,796		36,094	(83)
U.S. SOFR, 03/24/25	DUB	Put		3.75	03/24/25	8,440,000		8,440	(76)
U.S. SOFR, 02/14/25	GSC	Put		3.23	02/14/25	20,760,603		20,761	(218)
U.S. SOFR, 06/24/30	GSC	Put		4.40	06/20/25	18,656,706		18,657	(37)
U.S. SOFR, 03/25/25	JPM	Put		3.75	03/25/25	16,742,000		16,742	(152)
U.S. SOFR, 06/17/27	MSC	Put		4.60	06/13/25	35,922,000		35,922	(18)
U.S. SOFR, 07/01/30	MSC	Put		4.55	06/27/25	22,035,000		22,035	(36)
									(3,367)
Options on Securities
LVMH Moet Hennessy Louis Vuitton	BCL	Put	EUR	590.00	10/18/24	29	EUR	1,711	(5)
Shell PLC	JPM	Put	EUR	30.00	10/18/24	540	EUR	1,620	(44)
									(49)

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	JPM	10/24/24	AUD	705	488	3
AUD/USD	UBS	10/24/24	AUD	632	437	9
AUD/USD	CBA	12/18/24	AUD	6,700	4,636	168
AUD/USD	CIB	12/18/24	AUD	59,561	41,210	1,491
BRL/EUR	GSC	12/18/24	EUR	(9,008)	(10,060)	315

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	BCL	10/02/24	BRL	4,454	818	15
BRL/USD	BNP	10/02/24	BRL	4,680	859	(1)
BRL/USD	CIT	10/02/24	BRL	4,559	837	29
BRL/USD	GSC	10/02/24	BRL	4,592	843	24
BRL/USD	JPM	10/02/24	BRL	23,538	4,321	217
BRL/USD	CIT	10/24/24	BRL	48,215	8,827	70
BRL/USD	GSC	10/24/24	BRL	18,868	3,454	27
CAD/USD	MSC	12/18/24	CAD	43,749	32,414	169
CHF/USD	BCL	12/18/24	CHF	55,111	65,687	(130)
CLP/USD	BCL	10/24/24	CLP	752,057	836	25
CLP/USD	DUB	10/24/24	CLP	386,381	430	14
CLP/USD	MSC	10/24/24	CLP	1,179,356	1,311	37
CNY/USD	BOA	10/24/24	CNY	22,675	3,239	28
CNY/USD	CIT	10/24/24	CNY	10,796	1,542	5
CNY/USD	JPM	10/24/24	CNY	2,695	385	(1)
CNY/USD	UBS	10/24/24	CNY	4,504	643	3
CNY/USD	BNP	12/18/24	CNY	185,488	26,613	362
CNY/USD	JPM	12/18/24	CNY	28,736	4,123	(24)
COP/USD	BNP	10/23/24	COP	19,965,000	4,732	(67)
COP/USD	BNP	10/24/24	COP	8,623,385	2,044	(2)
COP/USD	DUB	10/24/24	COP	1,462,090	347	(4)
COP/USD	CIT	02/21/25	COP	7,281,000	1,699	(131)
COP/USD	HSB	02/24/25	COP	10,066,208	2,348	(79)
CZK/USD	BNP	10/24/24	CZK	9,266	409	(2)
CZK/USD	UBS	10/24/24	CZK	52,994	2,341	(22)
DKK/USD	CIT	12/18/24	DKK	72,294	10,839	104
EUR/CHF	UBS	12/18/24	CHF	(11,806)	(14,071)	149
EUR/GBP	GSC	10/24/24	GBP	(101)	(135)	(1)
EUR/GBP	SCB	10/24/24	GBP	(443)	(593)	(7)
EUR/USD	TDB	10/17/24	EUR	515	574	10
EUR/USD	WBC	10/17/24	EUR	174	194	3
EUR/USD	HSB	10/24/24	EUR	1,809	2,016	(5)
EUR/USD	HSB	10/24/24	EUR	110	123	—
EUR/USD	TDB	10/24/24	EUR	369	411	—
EUR/USD	RBC	12/18/24	EUR	9,666	10,793	96
EUR/USD	UBS	12/18/24	EUR	26,969	30,117	264
GBP/EUR	BOA	12/18/24	EUR	(5,396)	(6,026)	75
GBP/USD	BCL	10/24/24	GBP	464	621	7
GBP/USD	JPM	10/24/24	GBP	107	143	1
GBP/USD	CIB	12/18/24	GBP	3,900	5,213	110
HUF/USD	BNP	10/24/24	HUF	182,133	510	(3)
HUF/USD	UBS	10/24/24	HUF	12,907	36	—
HUF/USD	RBS	11/20/24	HUF	971,342	2,716	(31)
HUF/USD	BNP	12/18/24	HUF	1,060,639	2,964	31
IDR/USD	CIT	10/24/24	IDR	63,228,782	4,172	46
INR/USD	JPM	10/24/24	INR	12,298	147	—
INR/USD	RBC	10/24/24	INR	64,598	770	—
JPY/EUR	BOA	12/18/24	EUR	(17,178)	(19,182)	(395)
JPY/USD	BOA	10/24/24	JPY	114,945	802	—
JPY/USD	HSB	10/24/24	JPY	23,158	162	—
JPY/USD	BCL	12/18/24	JPY	15,292,187	107,548	(1,352)
JPY/USD	CIT	12/18/24	JPY	1,976,358	13,899	22
JPY/USD	JPM	12/18/24	JPY	1,958,803	13,776	(25)
JPY/USD	JPM	12/18/24	JPY	394,803	2,777	8
KRW/USD	BNP	10/24/24	KRW	539,759	413	7
KRW/USD	CIT	10/24/24	KRW	1,068,675	818	12
KRW/USD	MSC	10/24/24	KRW	506,487	388	—
KRW/USD	HSB	12/18/24	KRW	17,501,203	13,445	354
MXN/EUR	JPM	12/18/24	EUR	(8,976)	(10,023)	126
MXN/USD	GSC	10/24/24	MXN	77,795	3,937	(152)
MXN/USD	HSB	10/24/24	MXN	22,321	1,130	(16)
MXN/USD	UBS	10/24/24	MXN	29,694	1,503	(58)
MXN/USD	TDB	11/20/24	MXN	78,531	3,957	(68)
MXN/USD	JPM	12/18/24	MXN	127,599	6,402	137
MXN/USD	MSC	12/18/24	MXN	55,048	2,762	(6)
MYR/USD	BCL	10/24/24	MYR	27,733	6,735	180
NOK/CHF	BCL	12/18/24	CHF	(11,599)	(13,825)	393
NOK/USD	GSC	10/24/24	NOK	1,660	157	(1)
NOK/USD	JPM	10/24/24	NOK	4,076	386	—
NOK/USD	MSC	10/24/24	NOK	8,753	830	4
NZD/USD	MSC	12/18/24	NZD	2,414	1,534	48

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
PEN/USD	BNP	10/24/24	PEN	8,541	2,303	33
PLN/EUR	BCL	10/24/24	EUR	(770)	(858)	(2)
PLN/EUR	GSC	10/24/24	EUR	(46)	(51)	—
PLN/USD	BNP	10/24/24	PLN	2,023	525	(1)
PLN/USD	CIB	11/20/24	PLN	30,084	7,807	(34)
PLN/USD	CIT	12/18/24	PLN	18,191	4,715	43
SEK/USD	MSC	12/18/24	SEK	96,249	9,514	190
SGD/USD	BCL	10/24/24	SGD	1,046	815	6
SGD/USD	JPM	10/24/24	SGD	209	163	1
SGD/USD	RBC	12/18/24	SGD	7,160	5,593	77
THB/USD	CIT	10/24/24	THB	25,045	780	8
THB/USD	HSB	10/24/24	THB	139,327	4,337	157
THB/USD	SGS	10/24/24	THB	27,145	845	20
TRY/USD	BCL	10/07/24	TRY	28,401	826	20
TRY/USD	BCL	10/23/24	TRY	20,795	594	4
TRY/USD	CIT	10/23/24	TRY	30,742	878	58
TRY/USD	GSC	10/23/24	TRY	56,986	1,628	63
TRY/USD	UBS	10/23/24	TRY	69,026	1,972	110
TRY/USD	BCL	10/25/24	TRY	28,461	811	4
TRY/USD	BCL	10/28/24	TRY	16,100	457	23
TRY/USD	CIT	10/28/24	TRY	32,504	923	51
TRY/USD	UBS	11/12/24	TRY	29,066	812	13
TRY/USD	BNP	11/18/24	TRY	41,287	1,146	13
TRY/USD	BCL	12/04/24	TRY	12,238	334	29
TRY/USD	GSC	12/04/24	TRY	28,421	776	45
TRY/USD	BNP	12/06/24	TRY	16,900	460	65
TRY/USD	UBS	12/06/24	TRY	62,253	1,694	195
TWD/USD	CIT	10/24/24	TWD	35,700	1,130	3
TWD/USD	HSB	10/24/24	TWD	7,263	230	3
TWD/USD	MSC	12/18/24	TWD	305,038	9,704	116
USD/BRL	GSC	10/02/24	BRL	(13,262)	(2,434)	(4)
USD/BRL	JPM	10/02/24	BRL	(28,218)	(5,180)	237
USD/BRL	CIT	10/24/24	BRL	(4,395)	(805)	2
USD/BRL	BNP	11/21/24	BRL	(4,680)	(854)	2
USD/BRL	DUB	11/21/24	BRL	(63,182)	(11,530)	(42)
USD/BRL	JPM	11/21/24	BRL	(3,377)	(616)	(14)
USD/BRL	UBS	12/18/24	BRL	(9,020)	(1,641)	(65)
USD/CLP	GSC	10/24/24	CLP	(696,537)	(774)	(2)
USD/COP	MSC	10/23/24	COP	(24,594,359)	(5,830)	(67)
USD/COP	MSC	10/23/24	COP	(4,056,858)	(962)	3
USD/COP	SGS	10/23/24	COP	(7,281,000)	(1,726)	14
USD/COP	CIT	11/20/24	COP	(33,203,903)	(7,843)	65
USD/COP	JPM	11/20/24	COP	(3,280,320)	(775)	13
USD/CZK	BNP	11/20/24	CZK	(9,897)	(437)	2
USD/CZK	BOA	11/20/24	CZK	(93,621)	(4,138)	39
USD/EUR	DUB	10/17/24	EUR	(108)	(120)	(2)
USD/EUR	TDB	10/17/24	EUR	(615)	(685)	(11)
USD/EUR	UBS	10/17/24	EUR	(368)	(411)	(7)
USD/EUR	JPM	12/18/24	EUR	(2,487)	(2,777)	3
USD/EUR	MSC	12/18/24	EUR	(2,470)	(2,758)	(19)
USD/GBP	DUB	12/18/24	GBP	(23,555)	(31,487)	(661)
USD/GBP	JPM	12/18/24	GBP	(2,073)	(2,772)	1
USD/HKD	CIT	12/18/24	HKD	(201,957)	(26,006)	(21)
USD/HUF	CIB	11/20/24	HUF	(295,700)	(827)	10
USD/HUF	NSI	11/20/24	HUF	(38,777)	(108)	1
USD/IDR	CIT	10/24/24	IDR	(11,687,224)	(771)	(2)
USD/IDR	DUB	11/20/24	IDR	(11,000,027)	(725)	(2)
USD/IDR	MSC	11/20/24	IDR	(51,998,588)	(3,428)	(5)
USD/IDR	JPM	12/18/24	IDR	(591,996)	(39)	(1)
USD/INR	CIT	12/18/24	INR	(44,525)	(529)	(1)
USD/JPY	BCL	10/24/24	JPY	(138,463)	(967)	(3)
USD/MXN	GSC	10/24/24	MXN	(35,820)	(1,813)	27
USD/MXN	MSC	10/24/24	MXN	(92,903)	(4,701)	583
USD/MXN	GSC	11/20/24	MXN	(14,189)	(715)	10
USD/MXN	JPM	11/20/24	MXN	(87,894)	(4,429)	77
USD/MXN	CIT	12/18/24	MXN	(52,797)	(2,649)	7
USD/NOK	MSC	12/18/24	NOK	(120,087)	(11,384)	(293)
USD/PEN	BCL	11/20/24	PEN	(12,325)	(3,323)	(39)
USD/PEN	GSC	12/11/24	PEN	(2,702)	(728)	(20)
USD/PLN	HSB	10/24/24	PLN	(29,816)	(7,742)	29
USD/PLN	MSC	11/20/24	PLN	(2,561)	(664)	1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/PLN	RBS	11/20/24	PLN	(15,820)	(4,105)	18
USD/SEK	BOA	10/24/24	SEK	(5,886)	(580)	(4)
USD/SEK	GSC	10/24/24	SEK	(1,133)	(112)	(1)
USD/THB	GSC	11/20/24	THB	(12,664)	(395)	(9)
USD/THB	HSB	11/20/24	THB	(99,816)	(3,112)	(78)
USD/TRY	BCL	10/07/24	TRY	(27,092)	(788)	(23)
USD/TRY	HSB	10/07/24	TRY	(42,256)	(1,229)	(14)
USD/TRY	BCL	10/23/24	TRY	(58,588)	(1,674)	(49)
USD/TRY	CIT	10/23/24	TRY	(72,915)	(2,083)	(138)
USD/TRY	UBS	10/23/24	TRY	(44,593)	(1,274)	(43)
USD/TRY	GSC	10/25/24	TRY	(9,234)	(263)	(2)
USD/TRY	HSB	10/25/24	TRY	(27,316)	(779)	(9)
USD/TRY	UBS	10/28/24	TRY	(55,979)	(1,590)	(4)
USD/TRY	UBS	12/04/24	TRY	(40,659)	(1,109)	(83)
USD/TRY	BCL	12/06/24	TRY	(79,153)	(2,154)	(141)
USD/TWD	HSB	10/24/24	TWD	(42,942)	(1,360)	(6)
USD/UYU	CIT	11/20/24	UYU	(11,304)	(267)	2
USD/ZAR	CIB	10/24/24	ZAR	(8,478)	(490)	(8)
USD/ZAR	UBS	10/24/24	ZAR	(13,351)	(771)	1
USD/ZAR	CIB	11/20/24	ZAR	(14,959)	(862)	(3)
USD/ZAR	GSC	11/20/24	ZAR	(41,946)	(2,418)	(32)
USD/ZAR	NSI	11/20/24	ZAR	(35,585)	(2,051)	(24)
ZAR/EUR	CIT	12/18/24	EUR	(6,088)	(6,798)	211
ZAR/USD	MSC	10/24/24	ZAR	19,465	1,124	6
ZAR/USD	UBS	10/24/24	ZAR	28,425	1,642	26
ZAR/USD	CIT	12/18/24	ZAR	85,325	4,906	188
					273,846	3,554

JNL/BlackRock Global Allocation Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	BCL	11.02	(A)	01/02/25	BRL	16,862	—	—
BRAZIBOR (A)	Paying	BCL	11.83	(A)	07/01/25	BRL	1,681	—	—
BRAZIBOR (A)	Paying	BCL	12.16	(A)	01/02/26	BRL	2,961	—	(1)
BRAZIBOR (A)	Paying	BNP	10.98	(A)	01/02/25	BRL	138,469	—	9
BRAZIBOR (A)	Paying	BNP	10.98	(A)	07/01/25	BRL	24,454	—	(21)
BRAZIBOR (A)	Paying	BNP	11.53	(A)	01/02/26	BRL	17,151	—	(20)
BRAZIBOR (A)	Paying	BNP	10.12	(A)	01/04/27	BRL	150	—	(1)
BRAZIBOR (A)	Paying	BNP	9.79	(A)	01/04/27	BRL	10,160	—	(86)
BRAZIBOR (A)	Paying	BNP	10.03	(A)	01/04/27	BRL	19,707	—	(181)
BRAZIBOR (A)	Paying	BNP	10.12	(A)	01/04/27	BRL	26,802	—	(235)
BRAZIBOR (A)	Receiving	BNP	11.49	(A)	01/04/27	BRL	14,960	—	34
BRAZIBOR (A)	Receiving	BNP	11.57	(A)	01/04/27	BRL	9,276	—	16
BRAZIBOR (A)	Paying	BOA	10.10	(A)	01/04/27	BRL	20,964	—	(186)
BRAZIBOR (A)	Paying	BOA	9.97	(A)	01/04/27	BRL	22,621	—	(209)
BRAZIBOR (A)	Paying	BOA	10.12	(A)	01/04/27	BRL	27,934	—	(245)
BRAZIBOR (A)	Paying	CIT	13.22	(A)	01/02/25	BRL	36,342	—	143
BRAZIBOR (A)	Receiving	CIT	12.21	(A)	01/04/27	BRL	2,280	—	1
BRAZIBOR (A)	Paying	JPM	9.39	(A)	01/02/25	BRL	44,224	—	(535)
BRAZIBOR (A)	Paying	JPM	9.42	(A)	01/02/25	BRL	48,245	—	(575)
BRAZIBOR (A)	Paying	JPM	13.18	(A)	01/02/25	BRL	69,084	—	264
BRAZIBOR (A)	Paying	JPM	13.15	(A)	01/02/25	BRL	69,119	—	258
Chilean Interbank Rate (S)	Receiving	BCL	4.28	(S)	09/25/27	CLP	226,118	—	—
Chilean Interbank Rate (S)	Receiving	GSC	4.34	(S)	09/13/27	CLP	1,361,348	—	(1)
Colombian Interbank Rate (Q)	Receiving	BCL	7.25	(Q)	09/25/26	COP	547,224	—	—
Colombian Interbank Rate (A)	Receiving	JPM	9.81	(A)	05/10/25	COP	14,191,535	—	(7)
Colombian Interbank Rate (A)	Receiving	MSC	9.73	(A)	05/10/25	COP	8,891,982	—	(3)
								—	(1,581)

JNL/BlackRock Global Allocation Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
American Airlines Group Inc. (Q)	JPM	N/A	5.00	12/20/24	140	(1)	(2)	1
Boeing Company, The (Q)	DUB	N/A	1.00	12/20/28	1,300	12	(7)	19

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/BlackRock Global Allocation Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Boeing Company, The (Q)	JPM	N/A	1.00	06/20/29	1,300	19	16	3
BorgWarner Inc. (Q)	BNP	N/A	1.00	12/20/27	210	(4)	3	(7)
Community Health Systems, Inc. (Q)	GSC	N/A	5.00	06/20/26	50	—	4	(4)
Community Health Systems, Inc. (Q)	GSC	N/A	5.00	06/20/26	80	—	8	(8)
DXC Technology Company (Q)	JPM	N/A	5.00	06/20/29	112	(18)	(13)	(5)
DXC Technology Company (Q)	JPM	N/A	5.00	06/20/29	225	(36)	(29)	(7)
Southwest Airlines Co. (Q)	CIT	N/A	1.00	12/20/29	905	(3)	(1)	(2)
Government of the Republic of Panama (Q)	CIT	N/A	1.00	12/20/29	780	21	25	(4)
Paramount Global (Q)	BCL	N/A	1.00	06/20/28	63	—	3	(3)
Paramount Global (Q)	BCL	N/A	1.00	06/20/28	68	—	3	(3)
Paramount Global (Q)	JPM	N/A	1.00	06/20/28	310	—	14	(14)
Pitney Bowes Inc. (Q)	CIT	N/A	1.00	06/20/25	195	—	36	(36)
Pitney Bowes Inc. (Q)	BCL	N/A	1.00	12/20/27	80	3	20	(17)
Pitney Bowes Inc. (Q)	BOA	N/A	1.00	12/20/27	115	5	24	(19)
Pitney Bowes Inc. (Q)	CIT	N/A	1.00	12/20/27	40	2	11	(9)
Pitney Bowes Inc. (Q)	CIT	N/A	1.00	12/20/27	60	2	16	(14)
Pitney Bowes Inc. (Q)	GSC	N/A	1.00	12/20/27	70	3	18	(15)
Simon Property Group, Inc. (Q)	JPM	N/A	1.00	06/20/28	645	(12)	16	(28)
Telecom Italia S.p.A. (Q)	GSC	N/A	1.00	12/20/29	611	25	28	(3)
UBS Group AG (Q)	JPM	N/A	1.00	06/20/28	1,245	(25)	37	(62)
Xerox Corporation (Q)	CIT	N/A	1.00	12/20/27	80	5	9	(4)
Xerox Corporation (Q)	JPM	N/A	1.00	12/20/27	120	8	14	(6)
Xerox Corporation (Q)	JPM	N/A	1.00	12/20/28	20	3	3	—
Xerox Corporation (Q)	MSC	N/A	1.00	12/20/28	40	5	5	—
					8,864	14	261	(247)
Credit default swap agreements - sell protection
Virgin Media Finance PLC (Q)	BOA	3.74	5.00	06/20/29	(369)	20	16	4
Virgin Media Finance PLC (Q)	GSC	3.74	5.00	06/20/29	(705)	37	26	11
Virgin Media Finance PLC (Q)	JPM	3.74	5.00	06/20/29	(336)	18	14	4
Vistra Operations Company LLC (Q)	JPM	0.93	5.00	12/20/25	(337)	19	18	1
					(1,747)	94	74	20

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Value/ Unrealized Appreciation (Depreciation) ($)
Advantest Corporation (MT)	BOA	OBFR -0.14% (M)	TBD	(4,400)	(193)	(15)
Agricultural Bank of China Limited (MT)	BOA	OBFR -0.30% (M)	TBD	(482,000)	(229)	4
Air Products and Chemicals, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(4,158)	(1,214)	(23)
Air Transport Services Group, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(3,816)	(57)	(4)
Albemarle Corporation (MT)	JPM	OBFR -0.45% (M)	TBD	(551)	(43)	(9)
Albemarle Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(16,291)	(1,445)	(103)
Alstom (MT)	BOA	OBFR -0.26% (M)	TBD	(41,681)	(820)	(45)
AMC Networks, Inc. (MT)	JPM	OBFR +0.20% (M)	TBD	7,315	58	5
Anhui Conch Cement Company Limited (MT)	BOA	OBFR -0.30% (M)	TBD	(105,500)	(239)	(69)
Apa Corp. (MT)	BOA	OBFR -0.15% (M)	TBD	(18,886)	(479)	17
Atlantic Union Bank (MT)	JPM	OBFR -0.15% (M)	TBD	(2,320)	(87)	—
Bachem Holding AG (MT)	JPM	OBFR -0.26% (M)	TBD	(8,022)	(726)	51
Baidu, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(28,600)	(311)	(62)
Baloise Holding AG (MT)	BOA	OBFR -0.26% (M)	TBD	(1,147)	(230)	(4)
Baloise Holding AG (MT)	JPM	OBFR -0.26% (M)	TBD	(285)	(55)	(3)
Bandai Namco Holdings Inc. (MT)	BOA	OBFR -0.25% (M)	TBD	(6,899)	(160)	2
Bath & Body Works, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(13,528)	(410)	(21)
Bio-Rad Laboratories, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(1,036)	(338)	(8)
Brandywine Realty Trust (MT)	JPM	OBFR -0.15% (M)	TBD	(813)	(4)	—
BRF S.A. (MT)	BOA	OBFR -0.44% (M)	TBD	(18,678)	(84)	3
BRF S.A. (MT)	JPM	OBFR -0.40% (M)	TBD	(63,165)	(276)	2
BXP, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(369)	(27)	(3)
Car Group Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(10,995)	(272)	(16)
Celanese Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(1,140)	(137)	(17)
Celanese Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(8,481)	(1,083)	(69)
Chailease Holding Company Limited (MT)	BOA	OBFR -0.35% (M)	TBD	(35,430)	(160)	(21)
Chailease Holding Company Limited (MT)	BOA	OBFR -0.35% (M)	TBD	(458)	(2)	2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Value/ Unrealized Appreciation (Depreciation) ($)
Charles River Laboratories International, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(3,679)	(749)	25
China Resources Power Holdings Company Limited (MT)	BOA	OBFR -0.30% (M)	TBD	(366,511)	(934)	(74)
China Resources Power Holdings Company Limited (MT)	JPM	OBFR -0.30% (M)	TBD	(1,866)	(5)	—
Cia De Saneamento Basico Do Estado De Sao Paulo SABESP (MT)	JPM	OBFR -0.40% (M)	TBD	(14,100)	(239)	6
Clariant AG (MT)	BOA	OBFR -0.26% (M)	TBD	(11,256)	(157)	(14)
Coinbase Global, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(2,629)	(448)	(21)
Coloplast A/S (MT)	BOA	OBFR -0.26% (M)	TBD	(9,441)	(1,247)	15
Community Financial System, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(2,206)	(127)	(3)
Constellation Brands, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(2,889)	(736)	(8)
Corteva, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(3,676)	(212)	(4)
Cosan S.A. (MT)	JPM	OBFR -0.40% (M)	TBD	(98,371)	(226)	(10)
CRRC Corporation Limited (MT)	BOA	OBFR -0.30% (M)	TBD	(464,000)	(273)	(30)
CVB Financial Corp. (MT)	JPM	OBFR -0.15% (M)	TBD	(5,610)	(95)	(6)
Delivery Hero SE (MT)	JPM	OBFR -0.26% (M)	TBD	(49,654)	(1,535)	(468)
DEXUS Funds Management Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(77,801)	(395)	(12)
DiaSorin S.p.A. (MT)	BOA	OBFR -0.26% (M)	TBD	(5,687)	(652)	(13)
DMG Mori Co., Ltd. (MT)	BOA	OBFR -0.25% (M)	TBD	(20,981)	(458)	7
Dr. Soliman Abdel Kader Fakeeh Hospital (MT)	JPM	OBFR +0.75% (M)	TBD	10,250	159	1
DSM-Firmenich AG (MT)	BOA	OBFR -0.26% (M)	TBD	(1,791)	(236)	(11)
Eagle Bancorp, Inc. (MT)	JPM	OBFR +0.20% (M)	TBD	5,166	109	8
Enphase Energy, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(249)	(26)	(2)
Enphase Energy, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(7,631)	(893)	31
Entain PLC (MT)	BOA	OBFR -0.25% (M)	TBD	(98,021)	(976)	(24)
EQT AB (MT)	BOA	OBFR -0.25% (M)	TBD	(15,464)	(556)	26
EQT Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(51,871)	(1,864)	(35)
FedEx Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(8,094)	(2,103)	(119)
First Solar, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(7,080)	(1,765)	—
FMC Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(10,596)	(673)	(31)
Former Charter Communications Parent, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(9,165)	(3,039)	71
Formosa Plastics Corporation (MT)	BOA	OBFR -0.10% (M)	TBD	(390,000)	(594)	(63)
Fubon Financial Holding Co., Ltd. (MT)	BOA	OBFR -0.33% (M)	TBD	(152,737)	(438)	4
G&L Beijer Ref AB (MT)	BOA	OBFR -0.26% (M)	TBD	(3,467)	(57)	—
G&L Beijer Ref AB (MT)	JPM	OBFR -0.28% (M)	TBD	(29,052)	(471)	(6)
GE HealthCare Technologies Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(36,600)	(3,326)	(106)
Grifols, S.A. (MT)	BOA	OBFR -0.26% (M)	TBD	(167,494)	(1,779)	(123)
IDP Education Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(16,393)	(176)	(5)
Impala Platinum Holdings Limited (MT)	JPM	OBFR -0.40% (M)	TBD	(173,730)	(694)	(280)
Independent Bank Group, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(2,734)	(153)	(4)
Informatica Inc. (MT)	JPM	OBFR +0.20% (M)	TBD	8,603	220	(3)
Innolux Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(5,000)	(2)	—
InPost S.A. (MT)	JPM	OBFR -0.26% (M)	TBD	(29,279)	(593)	40
Iron Mountain Incorporated (MT)	BOA	OBFR -0.15% (M)	TBD	(1,025)	(121)	(1)
iShares iBoxx $ Investment Grade Corporate Bond ETF (MT)	JPM	OBFR -0.81% (M)	TBD	(32,765)	(3,689)	(16)
Kobe Bussan Co., Ltd. (MT)	BOA	OBFR -0.10% (M)	TBD	(7,300)	(231)	3
Koito Manufacturing Co., Ltd. (MT)	BOA	OBFR -0.25% (M)	TBD	(40,800)	(576)	6
Lamb Weston Holdings, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(1,196)	(76)	(2)
Lamb Weston Holdings, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(24,804)	(1,610)	5
Landbridge Company LLC (MT)	JPM	OBFR -27.82% (M)	TBD	(9,575)	(338)	(42)
Lasertec Co., Ltd. (MT)	BOA	OBFR -0.25% (M)	TBD	(54)	(9)	(1)
LG Chem, Ltd. (MT)	BOA	OBFR -0.35% (M)	TBD	(1,359)	(404)	(28)
Localiza Rent A Car SA (MT)	BOA	OBFR -0.54% (M)	TBD	(4,312)	(33)	—
Localiza Rent A Car SA (MT)	JPM	OBFR -0.50% (M)	TBD	(212,456)	(1,577)	(43)
Lynas Rare Earths Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(389,827)	(1,842)	(314)
Martin Marietta Materials, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(566)	(309)	4
MatsukiyoCocokara & Co. (MT)	BOA	OBFR -0.25% (M)	TBD	(40,500)	(643)	(28)
Mercari, Inc. (MT)	JPM	OBFR -0.25% (M)	TBD	(16,434)	(288)	2
Mercari, Inc. (MT)	BOA	OBFR -0.25% (M)	TBD	(72,598)	(1,357)	92

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Value/ Unrealized Appreciation (Depreciation) ($)
Metso Oyj (MT)	JPM	OBFR -0.26% (M)	TBD	(19,195)	(178)	(29)
Metso Oyj (MT)	BOA	OBFR -0.26% (M)	TBD	(1,361)	(13)	(2)
Mineral Resources Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(75,717)	(1,577)	(1,137)
MonotaRO Co., Ltd. (MT)	BOA	OBFR -0.24% (M)	TBD	(18,100)	(302)	—
Natura & Co Holding SA (MT)	JPM	OBFR -0.40% (M)	TBD	(86,069)	(209)	(12)
Neste Oyj (MT)	BOA	OBFR -0.26% (M)	TBD	(13,787)	(252)	(14)
New Oriental Education & Technology Group Inc. (MT)	BOA	OBFR -0.17% (M)	TBD	(32,100)	(201)	(49)
New York Community Bancorp, Inc. (MT)	JPM	OBFR +0.20% (M)	TBD	91,333	949	75
Nexi S.p.A. (MT)	BOA	OBFR -0.26% (M)	TBD	(112,217)	(773)	9
Nippon Express Co., Ltd. (MT)	BOA	OBFR -0.25% (M)	TBD	(12,224)	(620)	(29)
Nissan Chemical Corporation (MT)	BOA	OBFR -0.25% (M)	TBD	(13,500)	(487)	(3)
Nissan Motor Co., Ltd. (MT)	BOA	OBFR -0.22% (M)	TBD	(93,900)	(265)	(3)
Norfolk Southern Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(5,165)	(1,270)	(12)
NU Holdings Ltd. (MT)	BOA	OBFR -0.15% (M)	TBD	(25,389)	(374)	28
Ocado Group PLC (MT)	JPM	OBFR -0.25% (M)	TBD	(107,423)	(474)	(78)
OCI N.V. (MT)	BOA	OBFR -0.26% (M)	TBD	(7,249)	(209)	3
Olympus Corporation (MT)	BOA	OBFR -0.25% (M)	TBD	(10,608)	(194)	(8)
Olympus Corporation (MT)	JPM	OBFR -0.25% (M)	TBD	(20,997)	(377)	(21)
Orlen S A (MT)	BOA	OBFR -0.50% (M)	TBD	(50,516)	(742)	(41)
Paycom Software, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(1,253)	(216)	8
PICC Property and Casualty Company Limited (MT)	JPM	OBFR -0.30% (M)	TBD	(748,000)	(994)	(110)
POSCO Future M Co., Ltd. (MT)	BOA	OBFR -1.00% (M)	TBD	(1,803)	(324)	(25)
POSCO Future M Co., Ltd. (MT)	JPM	OBFR -1.23% (M)	TBD	(2,324)	(357)	(91)
POSCO Holdings Inc. (MT)	JPM	OBFR -0.35% (M)	TBD	(990)	(244)	(49)
Postal Savings Bank of China Co., Ltd. (MT)	BOA	OBFR -0.30% (M)	TBD	(1,510,000)	(838)	(55)
Postal Savings Bank of China Co., Ltd. (MT)	JPM	OBFR -0.30% (M)	TBD	(66,000)	(34)	(5)
Power Corporation of Canada (MT)	JPM	OBFR -0.25% (M)	TBD	(3,584)	(109)	(5)
Pro Medicus Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(8,927)	(944)	(160)
Provident Financial Services, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(7,913)	(142)	(4)
Rakuten Group, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(246,400)	(1,662)	75
Rakuten Group, Inc. (MT)	JPM	OBFR -0.25% (M)	TBD	(99)	(1)	—
Ralph Lauren Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(3,727)	(694)	(31)
Rasan Information Technology Company (MT)	JPM	OBFR +0.75% (M)	TBD	9,461	134	25
Recruit Holdings Co., Ltd. (MT)	BOA	OBFR -0.25% (M)	TBD	(17,599)	(1,135)	64
Rentokil Initial PLC (MT)	BOA	OBFR -0.25% (M)	TBD	(147,935)	(711)	(13)
Revvity, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(5,679)	(674)	(49)
Revvity, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(387)	(47)	(2)
SalMar ASA (MT)	BOA	OBFR -0.25% (M)	TBD	(9,601)	(492)	(12)
Sanrio Company, Ltd. (MT)	BOA	OBFR -0.10% (M)	TBD	(18,000)	(507)	(14)
Sartorius Aktiengesellschaft (MT)	JPM	OBFR -0.39% (M)	TBD	(412)	(115)	(1)
Sartorius Aktiengesellschaft (MT)	BOA	OBFR -0.26% (M)	TBD	(293)	(76)	(7)
Sartorius Stedim Biotech (MT)	JPM	OBFR -0.26% (M)	TBD	(4,466)	(931)	(1)
SATS Ltd. (MT)	JPM	OBFR -0.30% (M)	TBD	(137,300)	(382)	(4)
Seatrium Limited (MT)	BOA	OBFR -1.50% (M)	TBD	(57,800)	(77)	(3)
SEEK Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(58,813)	(913)	(104)
Sendas Distribuidora S/A (MT)	BOA	OBFR -0.75% (M)	TBD	(81,122)	(115)	3
ServisFirst Bancshares, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(1,904)	(146)	(7)
Shandong Gold Group Co., Ltd. (MT)	JPM	OBFR -0.43% (M)	TBD	(149,750)	(265)	(70)
Sharp Corporation (MT)	BOA	OBFR -1.34% (M)	TBD	(9,200)	(59)	(2)
Sharp Corporation (MT)	JPM	OBFR -0.47% (M)	TBD	(86,400)	(550)	(21)
Shinko Electric Industries Co., Ltd. (MT)	JPM	OBFR -0.25% (M)	TBD	(23,000)	(889)	11
Simon Property Group, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(728)	(118)	(6)
Smurfit Westrock Public Limited Company (MT)	BOA	OBFR -0.15% (M)	TBD	(20,283)	(949)	(53)
SoftBank Group Corp (MT)	BOA	OBFR -0.10% (M)	TBD	(2,200)	(133)	3
Solvay (MT)	BOA	OBFR -0.26% (M)	TBD	(324)	(12)	—
Solventum Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(12,474)	(875)	6
Southwest Airlines Co. (MT)	BOA	OBFR -0.15% (M)	TBD	(56,414)	(1,671)	(8)
Square Enix Holdings Co., Ltd. (MT)	JPM	OBFR -0.25% (M)	TBD	(4,569)	(177)	(5)
Square Enix Holdings Co., Ltd. (MT)	BOA	OBFR -0.25% (M)	TBD	(2,105)	(81)	(3)
St. James's Place PLC (MT)	BOA	OBFR -0.25% (M)	TBD	(58,130)	(560)	(10)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Value/ Unrealized Appreciation (Depreciation) ($)
Starbucks Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(3,124)	(298)	(6)
SUMCO Corporation (MT)	BOA	OBFR -0.25% (M)	TBD	(163,200)	(1,700)	(62)
Sumitomo Chemical Company, Limited (MT)	BOA	OBFR -0.25% (M)	TBD	(536,000)	(1,527)	(3)
Super Micro Computer, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(2,632)	(1,226)	131
Suzuki Motor Corporation (MT)	BOA	OBFR -0.25% (M)	TBD	(39,028)	(433)	(5)
Swiss Life Holding AG (MT)	BOA	OBFR -0.26% (M)	TBD	(2,487)	(2,077)	—
Taisei Corporation (MT)	BOA	OBFR -0.25% (M)	TBD	(17,990)	(775)	(19)
Tapestry, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(40,256)	(1,779)	(111)
Tecan Group AG (MT)	JPM	OBFR -0.26% (M)	TBD	(1,932)	(646)	11
Telecom Italia S.p.A. (MT)	BOA	OBFR -0.26% (M)	TBD	(3,778,256)	(1,018)	(33)
Telecom Italia S.p.A. (MT)	JPM	OBFR -0.26% (M)	TBD	(1,856,855)	(474)	(42)
Telefonaktiebolaget LM Ericsson (MT)	BOA	OBFR -0.26% (M)	TBD	(83,006)	(634)	8
Teleperformance SE (MT)	BOA	OBFR -0.26% (M)	TBD	(4,535)	(485)	18
Temenos AG (MT)	BOA	OBFR -0.26% (M)	TBD	(7,899)	(541)	(12)
The Hershey Company (MT)	BOA	OBFR -0.15% (M)	TBD	(7,028)	(1,371)	25
The Swatch Group AG (MT)	BOA	OBFR -0.30% (M)	TBD	(4,338)	(774)	(153)
Thyssenkrupp AG (MT)	BOA	OBFR -0.26% (M)	TBD	(179,504)	(643)	(50)
Tokyo Ohka Kogyo Co., Ltd. (MT)	JPM	OBFR -0.25% (M)	TBD	(90)	(2)	—
Tokyo Ohka Kogyo Co., Ltd. (MT)	BOA	OBFR -0.25% (M)	TBD	(10,435)	(247)	(12)
Treasury Wine Estates Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(97,689)	(754)	(79)
U C B (MT)	BOA	OBFR -0.26% (M)	TBD	(6,458)	(1,175)	11
Vanguard Intermediate-Term Corporate Bond ETF (MT)	JPM	OBFR -0.15% (M)	TBD	(30,290)	(2,529)	(10)
Viatris Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(13,523)	(155)	(2)
Walgreens Boots Alliance, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(267,346)	(2,288)	(105)
Waters Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(517)	(176)	(10)
WEG SA (MT)	BOA	OBFR -0.40% (M)	TBD	(56,080)	(551)	(12)
Western Digital Corporation (MT)	JPM	OBFR +0.20% (M)	TBD	4,166	261	23
WiseTech Global Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(11,828)	(1,022)	(105)
Worldline (MT)	BOA	OBFR -0.26% (M)	TBD	(37,780)	(248)	(26)
Zijin Mining Group Co., Ltd. (MT)	JPM	OBFR -0.30% (M)	TBD	(10,000)	(18)	(5)
Zijin Mining Group Co., Ltd. (MT)	BOA	OBFR -0.30% (M)	TBD	(240,000)	(493)	(43)
						(4,746)

JNL/BlackRock Global Allocation Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
iShares Broad USD High Yield Corporate Bond ETF (Q)	SOFR +0.40% (Q)	BNP	12/20/24	3,309	—	(6)
iShares iBoxx $ High Yield Corporate Bond ETF (Q)	SOFR -0.30% (Q)	JPM	12/20/24	7,596	—	(4)
					—	(10)
INDEX
Citi EQ US 1W Volatility Carry Index‡ (Q)	Fixed Rate of +0.00% (Q)	BOA	12/20/24	1,340	—	4

Total return swap agreements - paying return
EQUITY
iShares iBoxx $ Investment Grade Corporate Bond ETF (Q)	SOFR -0.60% (Q)	GSC	12/20/24	(5,562)	—	28
iShares iBoxx $ Investment Grade Corporate Bond ETF (Q)	SOFR -0.60% (Q)	JPM	12/20/24	(14,851)	—	75
					—	103

‡Total Return Swap fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Schedules of Investments.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Allocation Fund
Assets - Securities
Common Stocks	1,206,660	523,044	1,028	1,730,732
Corporate Bonds And Notes	—	266,456	5,329	271,785
Government And Agency Obligations	—	197,231	—	197,231
Non-U.S. Government Agency Asset-Backed Securities	—	100,640	—	100,640
Senior Floating Rate Instruments	—	90,799	3,779	94,578
Investment Companies	49,750	—	—	49,750
Preferred Stocks	5,223	884	—	6,107
Warrants	11	—	—	11
Short Term Investments	314,453	1,695	—	316,148
	1,576,097	1,180,749	10,136	2,766,982
Liabilities - Securities
Investment Companies	(2,432)	—	—	(2,432)
	(2,432)	—	—	(2,432)
Assets - Investments in Other Financial Instruments[1]
OTC Purchased Barrier Options	—	25	—	25
Futures Contracts	7,218	—	—	7,218
Centrally Cleared Interest Rate Swap Agreements	—	53,871	—	53,871
Centrally Cleared Credit Default Swap Agreements	—	1,672	—	1,672
Exchange Traded Purchased Options	10,928	—	—	10,928
OTC Purchased Options	—	4,320	—	4,320
Open Forward Foreign Currency Contracts	—	8,126	—	8,126
OTC Interest Rate Swap Agreements	—	725	—	725
OTC Credit Default Swap Agreements	—	43	—	43
OTC Contracts for Difference	—	969	—	969
OTC Total Return Swap Agreements	—	103	4	107
	18,146	69,854	4	88,004
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(7,193)	—	—	(7,193)
Centrally Cleared Interest Rate Swap Agreements	—	(12,603)	—	(12,603)
Centrally Cleared Credit Default Swap Agreements	—	(106)	—	(106)
Exchange Traded Written Options	(4,984)	—	—	(4,984)
OTC Written Options	—	(3,657)	—	(3,657)
Open Forward Foreign Currency Contracts	—	(4,572)	—	(4,572)
OTC Interest Rate Swap Agreements	—	(2,306)	—	(2,306)
OTC Credit Default Swap Agreements	—	(270)	—	(270)
OTC Contracts for Difference	—	(5,715)	—	(5,715)
OTC Total Return Swap Agreements	—	(10)	—	(10)
	(12,177)	(29,239)	—	(41,416)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Natural Resources Fund
COMMON STOCKS 96.7%
United States of America 32.1%
Avery Dennison Corporation	76	16,682
Bunge Limited	168	16,231
CF Industries Holdings, Inc.	112	9,650
Cheniere Energy, Inc.	53	9,511
ConocoPhillips	179	18,834
Corteva, Inc.	320	18,834
Diamondback Energy, Inc.	37	6,434
Exxon Mobil Corporation	479	56,103
Freeport-McMoRan Inc.	478	23,850
Graphic Packaging Holding Company	426	12,618
Hess Corporation	95	12,847
Newmont Corporation	455	24,313
Nucor Corporation	47	7,089
Packaging Corporation of America	132	28,334
Permian Resources Corporation - Class A	297	4,042
		265,372
Canada 18.6%
Barrick Gold Corporation	1,482	29,484
Cameco Corporation	199	9,527
Canadian Natural Resources Limited	546	18,140
Nutrien Ltd.	691	33,191
Red Lake Madsen Mine Ltd. (a) (b)	428	—
Stelco Holdings Inc.	108	5,348
Teck Resources Limited - Class B	539	28,130
Wheaton Precious Metals Corp.	482	29,463
		153,283
United Kingdom 18.1%
Anglo American PLC	779	25,342
DS Smith PLC	2,696	16,644
Mondi PLC	511	9,737
Rio Tinto PLC	489	34,754
Shell PLC - Class A	1,935	62,879
		149,356
Ireland 5.2%
CRH Public Limited Company	137	12,745
Smurfit Westrock Public Limited Company	615	30,395
		43,140
Switzerland 5.0%
Glencore PLC	7,212	41,155
France 4.5%
TotalEnergies SE (c)	570	37,062
Norway 3.9%
Norsk Hydro ASA	4,963	32,244
Australia 3.5%
BHP Group Limited	901	28,462
Italy 2.9%
Eni S.P.A.	1,030	15,694
Saipem S.P.A. (a)	3,812	8,415
		24,109
Finland 1.1%
Neste Oyj	470	9,083
Zambia 0.7%
First Quantum Minerals Ltd (a)	434	5,923
Luxembourg 0.6%
ArcelorMittal - ADR (c)	203	5,319
Brazil 0.5%
Vale S.A. - ADR	368	4,296
Russian Federation 0.0%
Public Joint Stock Company Gazprom (a) (b) (d)	5,692	—
Public Joint Stock Company Polyus (a) (b) (d)	106	—
Total Common Stocks (cost $773,630)		798,804
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.7%
JNL Government Money Market Fund - Class I, 4.82% (e) (f)	6,010	6,010
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.92% (e) (f)	771	771
Total Short Term Investments (cost $6,781)		6,781
Total Investments 97.5% (cost $780,411)		805,585
Other Assets and Liabilities, Net 2.5%		20,678
Total Net Assets 100.0%		826,263

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(c) All or a portion of the security was on loan as of September 30, 2024.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/BlackRock Global Natural Resources Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	14,886	259,369	268,245	346	—	—	6,010	0.7
JNL Government Money Market Fund, 4.92% - Class SL	28,518	226,386	254,133	208	—	—	771	0.1
	43,404	485,755	522,378	554	—	—	6,781	0.8

JNL/BlackRock Global Natural Resources Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Company Gazprom	09/06/22	25,117	—	—
Public Joint Stock Company Polyus	09/13/12	15,311	—	—
		40,428	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Natural Resources Fund
Assets - Securities
Common Stocks
United States of America	265,372	—	—	265,372
Canada	153,283	—	—	153,283
United Kingdom	—	149,356	—	149,356
Ireland	43,140	—	—	43,140
Switzerland	—	41,155	—	41,155
France	—	37,062	—	37,062
Norway	—	32,244	—	32,244
Australia	—	28,462	—	28,462
Italy	—	24,109	—	24,109
Finland	—	9,083	—	9,083
Zambia	5,923	—	—	5,923
Luxembourg	5,319	—	—	5,319
Brazil	4,296	—	—	4,296
Short Term Investments	6,781	—	—	6,781
	484,114	321,471	—	805,585

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/BlackRock Large Cap Select Growth Fund
COMMON STOCKS 100.0%
Information Technology 48.6%
Apple Inc.	1,765	411,242
ASML Holding N.V. - ADR	176	146,984
Broadcom Inc.	1,263	217,864
Cadence Design Systems, Inc. (a)	408	110,672
Intuit Inc.	222	137,524
KLA Corporation	80	61,869
Microsoft Corporation	1,103	474,739
NVIDIA Corporation	5,433	659,751
Roper Technologies, Inc.	99	55,256
Shopify Inc. - Class A (a)	450	36,086
Synopsys, Inc. (a)	172	86,925
		2,398,912
Communication Services 12.1%
Alphabet Inc. - Class A	1,010	167,579
Meta Platforms, Inc. - Class A	517	295,968
Netflix, Inc. (a)	191	135,503
		599,050
Consumer Discretionary 11.9%
Amazon.com, Inc. (a)	2,459	458,191
Chipotle Mexican Grill, Inc. (a)	664	38,277
Ferrari N.V. (b)	144	67,888
LVMH Moet Hennessy Louis Vuitton	28	21,509
		585,865
Health Care 9.7%
Align Technology, Inc. (a)	216	54,864
Boston Scientific Corporation (a)	402	33,649
Danaher Corporation	215	59,689
Eli Lilly and Company	197	174,681
IDEXX Laboratories, Inc. (a)	97	48,750
Intuitive Surgical, Inc. (a)	219	107,811
		479,444
Financials 8.8%
Blackstone Inc. - Class A	395	60,540
MasterCard Incorporated - Class A	155	76,342
MSCI Inc. - Class A	59	34,274
S&P Global Inc.	164	84,950
Visa Inc. - Class A	652	179,247
		435,353
Industrials 6.1%
Copart, Inc. (a)	1,177	61,673
Old Dominion Freight Line, Inc.	159	31,574
TransDigm Group Incorporated	73	103,864
Vertiv Holdings Co - Class A	675	67,165
Waste Connections, Inc.	221	39,447
		303,723
Materials 1.5%
The Sherwin-Williams Company	197	75,016
Real Estate 1.3%
CoStar Group, Inc. (a)	821	61,904
Total Common Stocks (cost $2,629,556)		4,939,267
SHORT TERM INVESTMENTS 0.1%
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 4.82% (c) (d)	3,308	3,308
Total Short Term Investments (cost $3,308)		3,308
Total Investments 100.1% (cost $2,632,864)		4,942,575
Other Assets and Liabilities, Net (0.1)%		(6,441)
Total Net Assets 100.0%		4,936,134

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/BlackRock Large Cap Select Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	10,922	348,501	356,115	325	—	—	3,308	0.1
JNL Government Money Market Fund, 4.92% - Class SL	—	751	751	—	—	—	—	—
	10,922	349,252	356,866	325	—	—	3,308	0.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Large Cap Select Growth Fund
Assets - Securities
Common Stocks	4,917,758	21,509	—	4,939,267
Short Term Investments	3,308	—	—	3,308
	4,921,066	21,509	—	4,942,575

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/Causeway International Value Select Fund
COMMON STOCKS 95.8%
United Kingdom 31.7%
AstraZeneca PLC	270	42,156
Barclays PLC	22,934	68,817
BP P.L.C.	9,210	48,151
British American Tobacco P.L.C.	903	33,000
Compass Group PLC	315	10,090
Diageo PLC	1,332	46,460
GSK PLC	2,102	42,995
Kingfisher PLC	4,711	20,324
Legal & General Group PLC	6,394	19,402
National Grid PLC	431	5,940
NatWest Group PLC	2,476	11,380
Prudential Public Limited Company	5,477	50,874
Reckitt Benckiser Group PLC	996	60,846
Relx PLC	435	20,569
Rolls-Royce Holdings PLC (a)	13,239	93,749
SEGRO Public Limited Company	1,309	15,305
Shell PLC - Class A	631	20,783
Standard Chartered PLC	1,880	19,940
The Berkeley Group Holdings PLC	116	7,350
		638,131
France 16.9%
Alstom (a)	3,732	77,566
AXA	627	24,207
BNP Paribas	270	18,508
Carrefour	1,178	20,096
Compagnie De Saint-Gobain	413	37,616
Danone	413	30,081
Kering	235	67,324
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	110	21,332
Sanofi	295	33,966
Societe d'exploitation Hoteliere	126	10,298
		340,994
Japan 11.8%
FANUC Corporation	1,647	48,267
Fujitsu Limited	2,078	42,610
Murata Manufacturing Co., Ltd.	1,072	21,055
Renesas Electronics Corporation	3,541	51,590
Seven & I Holdings Co., Ltd.	2,073	31,271
SMC Corporation	53	23,504
Takeda Pharmaceutical Co Ltd (b)	679	19,467
		237,764
Germany 7.9%
Allianz SE	51	16,939
Deutsche Telekom AG - Class N	1,296	38,077
Infineon Technologies AG - Class N	1,122	39,402
RWE Aktiengesellschaft	625	22,773
SAP SE	187	42,807
		159,998
Netherlands 6.9%
Akzo Nobel N.V.	812	57,416
Heineken N.V.	167	14,846
ING Groep N.V.	1,106	20,122
Koninklijke Philips N.V.	1,396	45,817
		138,201
Italy 4.4%
Enel S.p.A	6,093	48,714
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	922	40,548
		89,262
South Korea 3.9%
Samsung Electronics Co., Ltd.	1,457	68,593
Shinhan Financial Group Co., Ltd.	226	9,578
		78,171
Belgium 2.0%
Anheuser-Busch InBev	592	39,188
Canada 1.8%
Canadian Pacific Kansas City Limited	417	35,657
China 1.7%
Li Ning Company Limited	2,564	6,318
Tencent Holdings Limited	516	28,668
		34,986
Luxembourg 1.5%
ArcelorMittal	1,151	30,310
Spain 1.4%
AENA, S.M.E., S.A. (c)	52	11,425
Amadeus IT Holding, S.A. (c)	241	17,408
		28,833
Singapore 1.0%
United Overseas Bank Limited	834	20,830
Switzerland 0.8%
Julius Bar Gruppe AG - Class N	280	16,853
Ireland 0.6%
Smurfit Westrock Public Limited Company	247	12,184
Israel 0.6%
Check Point Software Technologies Ltd (a)	59	11,395
Hong Kong 0.5%
Link Real Estate Investment Trust	2,038	10,151
Brazil 0.4%
Banco Bradesco SA - ADR	2,856	7,597
Total Common Stocks (cost $1,685,105)		1,930,505
PREFERRED STOCKS 2.6%
Switzerland 2.6%
Roche Holding AG	167	53,179
Total Preferred Stocks (cost $49,323)		53,179
SHORT TERM INVESTMENTS 2.1%
Investment Companies 1.3%
JNL Government Money Market Fund - Class I, 4.82% (d) (e)	25,219	25,219
Securities Lending Collateral 0.8%
JNL Government Money Market Fund - Class SL, 4.92% (d) (e)	16,217	16,217
Total Short Term Investments (cost $41,436)		41,436
Total Investments 100.5% (cost $1,775,864)		2,025,120
Other Assets and Liabilities, Net (0.5)%		(9,919)
Total Net Assets 100.0%		2,015,201

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2024.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/Causeway International Value Select Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	21,025	503,283	499,089	861	—	—	25,219	1.3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/Causeway International Value Select Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.92% - Class SL	—	178,725	162,508	458	—	—	16,217	0.8
	21,025	682,008	661,597	1,319	—	—	41,436	2.1

JNL/Causeway International Value Select Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AENA, S.M.E., S.A.	01/07/22	8,422	11,425	0.6
Amadeus IT Holding, S.A.	08/13/21	15,331	17,408	0.8
		23,753	28,833	1.4

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Causeway International Value Select Fund
Assets - Securities
Common Stocks	66,833	1,863,672	—	1,930,505
Preferred Stocks	—	53,179	—	53,179
Short Term Investments	41,436	—	—	41,436
	108,269	1,916,851	—	2,025,120

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/ClearBridge Large Cap Growth Fund
COMMON STOCKS 98.3%
Information Technology 36.2%
Accenture Public Limited Company - Class A	91	32,202
Adobe Inc. (a)	64	32,990
Apple Inc.	389	90,662
ASML Holding N.V. - ADR	35	29,380
Intuit Inc.	45	27,697
Microsoft Corporation	321	138,070
NVIDIA Corporation	1,402	170,213
Palo Alto Networks, Inc. (a)	121	41,351
Salesforce, Inc.	148	40,517
Taiwan Semiconductor Manufacturing Company Limited - ADR	200	34,699
Workday, Inc. - Class A (a)	112	27,513
		665,294
Health Care 14.8%
Alcon AG	294	29,389
Eli Lilly and Company	38	34,109
Intuitive Surgical, Inc. (a)	96	47,162
Stryker Corporation	90	32,550
Thermo Fisher Scientific Inc.	69	42,901
UnitedHealth Group Incorporated	97	56,562
Zoetis Inc. - Class A	153	29,894
		272,567
Communication Services 11.4%
Alphabet Inc. - Class A	185	30,682
Meta Platforms, Inc. - Class A	197	112,818
Netflix, Inc. (a)	92	65,466
		208,966
Financials 10.3%
Intercontinental Exchange, Inc.	83	13,397
Marsh & Mclennan Companies, Inc.	120	26,815
PayPal Holdings, Inc. (a)	382	29,788
S&P Global Inc.	65	33,610
Visa Inc. - Class A	310	85,188
		188,798
Consumer Discretionary 9.3%
Amazon.com, Inc. (a)	753	140,295
Starbucks Corporation	112	10,880
Tesla Inc. (a)	73	19,099
		170,274
Industrials 9.0%
Eaton Corporation Public Limited Company	113	37,330
RTX Corporation	240	29,106
Uber Technologies, Inc. (a)	518	38,904
Union Pacific Corporation	98	24,130
W.W. Grainger, Inc.	35	35,991
		165,461
Consumer Staples 2.8%
Monster Beverage 1990 Corporation (a)	448	23,377
Target Corporation	174	27,151
		50,528
Real Estate 1.9%
Equinix, Inc.	39	34,843
Materials 1.8%
The Sherwin-Williams Company	88	33,549
Utilities 0.8%
NextEra Energy, Inc.	173	14,641
Total Common Stocks (cost $1,019,961)		1,804,921
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.5%
JNL Government Money Market Fund - Class I, 4.82% (b) (c)	26,516	26,516
Total Short Term Investments (cost $26,516)		26,516
Total Investments 99.8% (cost $1,046,477)		1,831,437
Other Assets and Liabilities, Net 0.2%		4,559
Total Net Assets 100.0%		1,835,996

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/ClearBridge Large Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	27,142	321,535	322,161	1,083	—	—	26,516	1.4

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/ClearBridge Large Cap Growth Fund
Assets - Securities
Common Stocks	1,804,921	—	—	1,804,921
Short Term Investments	26,516	—	—	26,516
	1,831,437	—	—	1,831,437

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/DFA International Core Equity Fund
COMMON STOCKS 98.0%
Japan 21.5%
Advantest Corporation	11	528
AEON Co., Ltd.	9	252
AEON MALL Co., Ltd.	—	6
AGC Inc.	5	175
Ajinomoto Co., Inc.	5	201
Alps Alpine Co., Ltd. (a)	4	42
Asahi Group Holdings, Ltd.	15	200
Asahi Kasei Corporation	9	68
ASICS Corporation	12	256
Astellas Pharma Inc. (a)	13	144
Azbil Corporation	9	71
Bandai Namco Holdings Inc.	8	190
Baycurrent Inc.	3	92
Bridgestone Corporation	9	334
Canon Inc.	5	170
Capcom Co., Ltd.	7	172
Central Japan Railway Company	3	69
Chubu Electric Power Co., Ltd. (a)	8	90
Chugai Pharmaceutical Co., Ltd.	5	234
Concordia Financial Group, Ltd.	91	508
Cosmo Energy Holdings Co., Ltd. (a)	3	187
Dai Nippon Printing Co., Ltd.	8	139
Daifuku Co., Ltd.	6	118
Dai-ichi Life Holdings, Inc.	10	256
Daiichi Sankyo Company, Limited	2	56
Daikin Industries, Ltd.	2	291
Daito Trust Construction Co., Ltd. (a)	2	206
Daiwa House Industry Co., Ltd	11	335
Daiwa Securities Group Inc. (a)	26	184
Daiwabo Holdings Co., Ltd.	10	197
DENSO Corporation	10	147
DISCO Corporation	2	399
Dowa Holdings Co., Ltd.	25	911
East Japan Railway Company	4	83
EBARA Corporation	22	358
Eisai Co., Ltd.	1	52
ENEOS Holdings, Inc.	163	890
EXEO Group, Inc.	28	302
FANUC Corporation	2	70
Fast Retailing Co., Ltd.	1	397
Fuji Corporation Co., Ltd.	37	592
FUJIFILM Holdings Corporation	6	147
Fujikura Ltd.	3	88
Fujitsu Limited	17	349
Fukuoka Financial Group, Inc.	2	62
Hamamatsu Photonics K.K. (a)	19	246
Hankyu Hanshin Holdings, Inc.	4	129
HASEKO Corporation (a)	6	84
Hitachi, Ltd.	62	1,609
Honda Motor Co., Ltd. - ADR	1	23
Honda Motor Co., Ltd.	42	449
Hoya Corporation	2	332
Idemitsu Kosan Co., Ltd.	102	741
IHI Corporation	2	79
Inpex Corporation	44	603
Isuzu Motors Limited	30	408
ITOCHU Corporation	9	495
Japan Airport Terminal Co., Ltd.	5	191
Japan Exchange Group, Inc.	30	390
Japan Petroleum Exploration Co., Ltd. (a)	10	69
Japan Post Bank Co., Ltd.	9	87
Japan Post Holdings Co., Ltd. (a)	12	111
Japan Tobacco Inc.	14	393
JEOL Ltd.	1	27
JGC Holdings Corporation	12	101
Kaga Electronics Co., Ltd.	9	184
Kagome Co., Ltd.	1	22
Kao Corporation	4	188
Kawasaki Heavy Industries, Ltd. (a)	6	262
KDDI Corporation	15	483
Keisei Electric Railway Co., Ltd. (a)	—	12
Keyence Corporation	1	382
Kikkoman Corporation	8	93
Kintetsu Group Holdings Co., Ltd	7	176
Kirin Holdings Company, Limited	9	137
Komatsu Ltd.	10	279
Konami Holdings Corporation	2	163
Konica Minolta, Inc.	250	724
Kubota Corporation	4	58
Kuraray Co., Ltd.	19	283
Kurita Water Industries Ltd.	5	194
KYOCERA Corporation	20	238
Kyushu Electric Power Co., Inc. (a)	8	88
Kyushu Railway Company	6	170
Lasertec Co., Ltd.	1	232
LIXIL Corporation (a)	96	1,152
LY Corporation	35	104
M3, Inc.	7	74
Mabuchi Motor Co., Ltd.	23	354
Makita Corporation	3	91
Marubeni Corporation	14	222
Marui Group Co.Ltd. (a)	41	688
MARUWA Co., Ltd.	1	294
MatsukiyoCocokara & Co.	6	100
Meiji Holdings Co., Ltd.	8	192
Minebeamitsumi Inc.	7	144
MIRAIT ONE Corporation	64	944
Mitsubishi Chemical Group Corporation	72	465
Mitsubishi Corporation (a)	29	608
Mitsubishi Electric Corporation	9	146
Mitsubishi Estate Co., Ltd.	5	82
Mitsubishi HC Capital Inc.	36	254
Mitsubishi Heavy Industries, Ltd.	38	563
Mitsubishi UFJ Financial Group Inc	72	730
Mitsui & Co., Ltd.	17	369
Mitsui Chemicals, Inc. (a)	2	40
Mitsui Fudosan Co., Ltd.	17	157
Mitsui Mining & Smelting Co., Ltd.	21	719
Mitsui O.S.K. Lines, Ltd. (a)	7	248
Miura Co., Ltd.	8	201
Mizuho Financial Group, Inc.	15	318
MonotaRO Co., Ltd.	7	112
MS&AD Insurance Group Holdings, Inc.	13	301
Murata Manufacturing Co., Ltd.	15	289
Nagase & Co., Ltd.	48	1,067
Nagoya Railroad Co., Ltd.	11	138
Nec Corporation	3	298
Net One Systems Co., Ltd.	47	1,176
NEXON Co., Ltd.	2	45
Nidec Corporation	6	118
Nifco Inc.	13	333
Nihon M&A Center Holdings Inc.	17	78
Nintendo Co., Ltd.	8	399
Nippon Express Co., Ltd. (a)	13	694
Nippon Gas Co., Ltd.	70	1,120
Nippon Paint Holdings Co., Ltd.	5	37
Nippon Sanso Holdings Corporation	4	157
Nippon Steel Corporation (a)	16	355
Nippon Telegraph and Telephone Corporation	150	153
Nippon Yusen Kabushiki Kaisha (a)	18	644
Nipro Corporation	19	186
Nissan Chemical Corporation (a)	18	658
Nissan Motor Co., Ltd. (a)	64	182
Niterra Co., Ltd. (a)	1	31
Nitori Holdings Co., Ltd.	2	223
Nitto Denko Corporation	24	403
Nomura Holdings, Inc.	58	302
Nomura Holdings, Inc. - ADR	4	20
Nomura Research Institute, Ltd.	6	233
NTT DATA Corporation	6	110
OBIC Business Consultants Co., Ltd.	1	26
OBIC Co., Ltd.	4	140
Olympus Corporation	7	141
OMRON Corporation	2	82
Ono Pharmaceutical Co., Ltd.	11	153
Oriental Land Co., Ltd.	7	183

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
ORIX Corporation	18	425
Osaka Gas Co., Ltd.	3	72
Otsuka Corporation	4	89
Otsuka Holdings Co., Ltd.	2	114
Pan Pacific International Holdings Corporation	6	163
Panasonic Holdings Corporation	31	273
Park24 Co., Ltd.	7	86
Pigeon Corporation	45	532
Rakuten Group, Inc.	8	49
Recruit Holdings Co., Ltd.	10	590
Renesas Electronics Corporation	14	200
Resona Holdings, Inc.	39	275
Resonac Graphite America Inc.	27	703
ROHM Co., Ltd. (a)	11	118
Ryohin Keikaku Co., Ltd.	10	182
Sanken Electric Co., Ltd.	9	426
Sankyu Inc.	21	705
Santen Pharmaceutical Co., Ltd.	47	567
Sapporo Holdings Limited	7	380
Sawai Group Holdings Co., Ltd (a)	68	964
SBI Holdings, Inc. (a)	5	106
SCREEN Holdings Co., Ltd. (a)	2	127
Secom Co., Ltd.	2	89
Sekisui Chemical Co., Ltd.	17	258
Sekisui House, Ltd.	11	314
Seven & I Holdings Co., Ltd.	46	702
Shikoku Electric Power Company, Incorporated	3	30
Shimadzu Corporation	5	160
Shimano Inc.	2	283
Shin-Etsu Chemical Co., Ltd.	15	607
Shionogi & Co., Ltd.	12	176
Ship Healthcare Holdings, Inc.	71	1,154
Shiseido Company, Limited	5	124
SMC Corporation	—	89
Socionext Inc. (a)	8	161
SoftBank Corp.	186	243
SoftBank Group Corp	10	590
Sohgo Security Services Co., Ltd.	65	473
Sompo Holdings, Inc.	12	267
Sony Group Corporation	65	1,274
Sotetsu Holdings Inc.	11	190
Subaru Corporation.	34	591
SUMCO Corporation	19	203
Sumitomo Bakelite Co., Ltd.	13	368
Sumitomo Chemical Company, Limited	346	982
Sumitomo Corporation	10	217
Sumitomo Electric Industries, Ltd. (a)	21	346
Sumitomo Forestry Co., Ltd.	5	222
Sumitomo Metal Mining Co., Ltd.	9	275
Sumitomo Mitsui Financial Group, Inc. - ADR (a)	3	38
Sumitomo Mitsui Financial Group, Inc.	23	480
Sumitomo Mitsui Trust Bank, Limited	13	299
Sumitomo Realty & Development Co., Ltd.	5	168
Suntory Beverage & Food Limited	2	79
Suzuki Motor Corporation (a)	22	240
Sysmex Corporation	14	278
T&D Holdings, lnc.	10	182
Taiheiyo Cement Corporation	6	132
Taisei Corporation	4	162
Takeda Pharmaceutical Co Ltd (a)	17	473
TDK Corporation	39	508
TechnoPro Holdings, Inc.	21	411
Teijin Limited	64	630
Terumo Corporation	5	91
The Hachijuni Bank, Ltd.	221	1,299
TIS Inc.	8	204
TOBU Railway Co., LTD.	1	14
TOHO GAS Co., Ltd.	3	72
Tokai Carbon Co., Ltd. (a)	93	600
Tokio Marine Holdings, Inc.	19	699
Tokyo Electric Power Company Holdings, Inc. (b)	20	89
Tokyo Electron Limited	3	480
Tokyo Gas Co., Ltd.	5	119
Tokyu Corporation (a)	5	62
Tokyu Fudosan Holdings Co., Ltd.	86	592
Toray Industries, Inc.	28	167
Tosoh Corporation	22	295
Toyo Suisan Kaisha, Ltd.	—	26
Toyo Tire Corporation	33	477
Toyota Industries Corporation	1	77
Toyota Motor Corporation	151	2,702
Toyota Tsusho Corporation	21	374
Trend Micro Incorporated	3	172
Tsumura & Co.	1	38
UBE Corporation	45	841
ULVAC, Inc.	2	117
Unicharm Corporation	2	72
Wacoal Holdings Corp.	2	47
West Japan Railway Company	8	144
Yakult Honsha Co., Ltd. (a)	5	120
Yamaha Corporation	44	380
Yamaha Motor Co., Ltd.	52	469
Yamato Holdings Co., Ltd. (a)	34	386
Yaskawa Electric Corporation	4	154
Yoshinoya Holdings Co., Ltd. (a)	35	761
		75,153
United Kingdom 12.6%
3I Group PLC	37	1,644
Anglo American PLC	27	867
Ashtead Group Public Limited Company	9	727
AstraZeneca PLC - ADR	9	706
AstraZeneca PLC	4	613
Auto Trader Group PLC	8	99
BAE Systems PLC	22	367
Bank Of Georgia Group PLC	7	350
Barclays PLC	290	870
Barclays PLC - ADR	6	68
Beazley Ireland Holdings PLC	151	1,545
Bellway P.L.C.	14	596
BP P.L.C. - ADR	8	254
BP P.L.C.	335	1,751
British American Tobacco P.L.C.	16	600
Britvic PLC	9	149
BT Group PLC (a)	302	599
Bunzl Public Limited Company	6	279
Centrica PLC	521	814
Compass Group PLC	12	374
Croda International Public Limited Company	2	134
Darktrace PLC (b)	54	418
Diageo PLC - ADR	1	175
Diageo PLC	10	358
Drax Group PLC	7	57
DS Smith PLC	135	833
Entain PLC	5	49
Experian PLC	15	780
Fiat Chrysler Automobiles N.V.	45	626
Flutter Entertainment Public Limited Company (b)	1	153
Games Workshop Group PLC	11	1,629
GSK PLC	44	894
GSK PLC - ADR	1	33
Haleon PLC	96	507
Haleon PLC - ADR (a)	1	11
Halma Public Limited Company	3	95
HSBC Holdings PLC - ADR (a)	8	367
HSBC Holdings PLC	164	1,472
IMI PLC	28	689
Imperial Brands PLC	12	349
Informa PLC	55	602
InterContinental Hotels Group PLC - ADR (a)	1	85
Intertek Group Plc	6	413
J Sainsbury PLC	66	261
Jet2 PLC	4	69
Kingfisher PLC	375	1,618
Legal & General Group PLC	136	411
Lloyds Banking Group PLC - ADR	17	52
Lloyds Banking Group PLC	671	527
London Stock Exchange Group PLC	3	370
Man Group PLC	115	324
Marks and Spencer Group P.L.C.	243	1,215

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Melrose Industries PLC	71	432
Mondi PLC	4	85
National Grid PLC	14	198
National Grid PLC - ADR	2	129
NatWest Group PLC	7	31
Next PLC	3	337
NMC Health PLC (c)	1	—
Pennon Group PLC	29	227
Reckitt Benckiser Group PLC	8	468
Relx PLC	9	405
Relx PLC - ADR	5	247
Rentokil Initial PLC	30	147
Rio Tinto PLC - ADR	11	750
Rio Tinto PLC	7	505
Rolls-Royce Holdings PLC (b)	180	1,276
RS Group PLC	59	636
Savills PLC	3	54
Serco Group PLC	48	116
Severn Trent PLC	6	199
Shell PLC - Class A	97	3,167
Shell PLC - Class A - ADR	13	828
Smith & Nephew PLC - ADR (a)	5	171
Smiths Group PLC	3	68
Spirax Group PLC	3	267
SSE PLC	13	333
Standard Chartered PLC	11	116
Stolt-Nielsen M.S. Ltd.	1	19
Subsea 7 S.A.	1	21
Tate & Lyle Public Limited Company	34	309
Taylor Wimpey PLC	127	280
The Sage Group PLC.	11	151
Torm PLC - Class A	4	143
Unilever PLC	13	818
Unilever PLC - ADR	8	547
United Utilities PLC	13	183
Vistry Group PLC	27	479
Vodafone Group Public Limited Company	921	923
Weir Group PLC(The)	6	164
Wise PLC - Class A (b)	5	41
		44,118
Canada 10.6%
Agnico Eagle Mines Limited	1	96
Air Canada (b)	8	99
Alamos Gold Inc - Class A	9	178
Alimentation Couche-Tard Inc.	7	412
ARC Resources Ltd.	23	390
Aritzia, Inc. (b)	5	173
ATCO Ltd. - Class I	8	277
ATS Corporation (b)	14	419
Bank of Montreal	11	973
Bank of Nova Scotia, The (a)	11	626
Banque Nationale Du Canada (a)	14	1,316
Barrick Gold Corporation	31	610
BCE Inc. (a)	1	48
Bombardier Inc. - Class B (b)	5	360
Boyd Group Services Inc. (a)	2	308
Brookfield Corporation - Class A	10	521
BRP Inc. (a)	1	77
CAE Inc. (b)	9	174
Canadian Imperial Bank of Commerce (a)	8	511
Canadian National Railway Company	4	457
Canadian Natural Resources Limited	28	933
Canadian Pacific Kansas City Limited	2	171
Canadian Tire Corporation, Limited - Class A	2	283
Canadian Utilities Limited - Class A	6	149
Capital Power Corporation (a)	8	298
Cenovus Energy Inc.	30	500
CGI Inc. - Class A (b)	6	654
CGI Inc. - Class A (b)	—	44
Constellation Software Inc.	—	651
Descartes Systems Group Inc., The (b)	1	123
Dollarama Inc.	6	635
Eldorado Gold Corporation (b)	64	1,106
Element Fleet Management Corp.	27	584
Emera Incorporated (a) (d)	4	173
Empire Company Limited - Class A	3	89
Enbridge Inc.	10	418
EQB Inc. (a)	4	317
Finning International Inc.	24	784
FirstService Corporation	3	457
Fortis Inc. (a)	1	48
Fortis Inc.	6	275
Franco-Nevada Corporation	1	76
GFL Environmental Inc.	2	92
Great-West Lifeco Inc.	3	89
Hydro One Limited	2	69
iA Societe Financiere Inc.	9	729
IGM Financial Inc.	1	34
Imperial Oil Limited (a)	4	309
Intact Financial Corporation	3	522
Kinross Gold Corporation	90	845
Loblaw Companies Limited	4	549
Manulife Financial Corporation	36	1,071
MEG Energy Corp.	10	188
Methanex Corporation (a)	8	335
Metro Inc. - Class A	7	468
Northland Power Inc.	—	—
Nutrien Ltd.	20	943
Open Text Corporation	5	173
Osisko Gold Royalties Ltd	4	74
Pan American Silver Corp.	5	101
Pembina Pipeline Corporation	7	307
Prairiesky Royalty Ltd. (a)	14	288
Premium Brands Holdings Corporation	4	276
Quebecor Inc. - Class B	4	111
Restaurant Brands International Limited Partnership	5	325
Rogers Communications Inc. - Class B	11	433
Royal Bank of Canada	—	46
Royal Bank of Canada	17	2,159
Saputo Inc.	12	265
Shopify Inc. - Class A (b)	1	40
Shopify Inc. - Class A (b)	—	30
Spin Master Corp. (a) (e)	4	79
Stantec Inc.	2	176
Sun Life Financial Inc.	12	699
Suncor Energy Inc.	33	1,205
TC Energy Corporation (a)	26	1,221
Teck Resources Limited - Class B	21	1,080
TFI International Inc. (a)	2	290
Thomson Reuters Corporation	1	118
TMX Group Limited	3	81
Toromont Industries Ltd.	10	954
Toronto-Dominion Bank, The	3	198
Toronto-Dominion Bank, The	9	595
Tourmaline Oil Corp	19	864
TransAlta Corporation	10	101
Veren Inc.	117	721
Wheaton Precious Metals Corp.	3	167
Whitecap Resources Inc. (a)	89	662
Winpak Ltd.	9	334
		37,209
France 8.0%
Accor	1	32
Airbus SE	6	865
Alstom (b)	12	240
Alten	3	308
AXA	13	512
BNP Paribas	7	462
Bollore SE	8	54
Bouygues	5	153
Bureau Veritas	10	325
Capgemini France	2	512
Carrefour	28	472
Compagnie De Saint-Gobain	14	1,253
Compagnie Generale des Etablissements Michelin	12	495
Credit Agricole SA	15	230
Danone	6	465
Dassault Aviation	1	116

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Dassault Systemes	3	112
Edenred	4	162
Eiffage	6	617
Elis Services	4	80
Engie	56	964
EssilorLuxottica	1	285
Eurazeo	7	610
Eurofins Scientific SE (a)	11	666
Euronext N.V. (d)	4	385
Forvia	7	67
Gaztransport Et Technigaz	3	415
Getlink S.E.	16	293
Hermes International	—	496
Horizon Parent Holdings S.a r.l.	7	216
JCDecaux SE (b)	11	246
Kering	1	220
La Francaise Des Jeux (e)	6	245
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	4	684
Legrand	2	251
L'Oreal	2	873
LVMH Moet Hennessy Louis Vuitton	2	1,879
Neoen	2	74
Nexans	1	98
Orange	103	1,175
Pernod Ricard	1	152
Publicis Groupe SA	4	454
Renault	16	698
Rexel	4	106
Rubis	2	66
Safran	3	698
Sanofi	5	616
Sartorius Stedim Biotech	—	32
Schneider Electric SE	2	444
Societe d'exploitation Hoteliere	3	238
Societe Generale	16	392
Soitec (b)	1	61
Spie SA	1	48
Technip Energies N.V.	35	845
Teleperformance SE	3	323
Thales	2	354
Tikehau Capital (a)	5	133
TotalEnergies SE (a)	53	3,471
Valeo	7	81
Veolia Environnement	6	202
VINCI	7	813
		27,834
Germany 7.4%
Adidas AG - Class N	2	523
Allianz SE	4	1,429
Aurubis AG (a)	3	243
BASF SE - Class N	17	924
Bayer Aktiengesellschaft - Class N	17	576
Bayerische Motoren Werke Aktiengesellschaft	6	574
Bechtle Aktiengesellschaft	10	431
Beiersdorf Aktiengesellschaft	1	114
Brenntag SE - Class N	9	644
Carl Zeiss Meditec AG	—	11
Continental Aktiengesellschaft	6	378
Covestro AG (b) (d)	12	736
CTS Eventim AG & Co. KGaA	6	582
Daimler Truck Holding AG	19	726
Deutsche Bank Aktiengesellschaft - Class N	5	91
Deutsche Bank Aktiengesellschaft - Class N	38	659
Deutsche Borse Aktiengesellschaft - Class N	3	654
Deutsche Lufthansa Aktiengesellschaft	35	255
Deutsche Post AG - Class N	18	807
Deutsche Telekom AG - Class N	73	2,147
DW Property Invest GmbH	1	17
E.ON SE - Class N	34	513
freenet AG - Class N	11	336
Fresenius Medical Care AG	8	332
Fresenius SE & Co. KGaA (b)	11	410
GEA Group Aktiengesellschaft	13	635
Gerresheimer AG	1	122
Hannover Ruck SE - Class N	1	149
Hapag-Lloyd Aktiengesellschaft (d)	1	99
Heidelberg Materials AG	5	506
Hellofresh SE (b)	7	68
Henkel AG & Co. KGaA	—	8
Hensoldt AG	—	12
HOCHTIEF Aktiengesellschaft	—	16
Infineon Technologies AG - Class N	16	579
Kion Group AG	9	371
Knorr - Bremse Aktiengesellschaft (d)	7	629
LEG Immobilien SE	4	379
Mercedes-Benz Group AG - Class N	19	1,210
MERCK Kommanditgesellschaft auf Aktien	1	150
MTU Aero Engines AG - Class N	1	174
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	2	1,244
Nemetschek SE	2	196
Qiagen N.V. (b)	2	92
Qiagen N.V. (b)	2	86
Rheinmetall Aktiengesellschaft	2	1,026
RTL Group S.A.	7	228
RWE Aktiengesellschaft	15	533
SAP SE	2	569
Siemens Aktiengesellschaft - Class N	6	1,204
Siemens Energy AG (b)	14	520
Siemens Healthineers AG (d)	2	132
Siltronic AG	2	133
Sixt SE	1	92
Sudzucker AG	3	40
Talanx Aktiengesellschaft	1	83
Thyssenkrupp AG	9	33
Volkswagen Aktiengesellschaft	1	81
Vonovia SE	7	252
Zalando SE (b) (d)	3	109
		25,872
Switzerland 7.3%
ABB Ltd - Class N	24	1,367
Adecco Group AG - Class N	2	71
Alcon AG	6	622
Alcon AG	5	537
ALSO Holding AG - Class N	—	144
Barry Callebaut AG - Class N	—	46
BELIMO Holding AG - Class N	1	472
BKW Energie AG	1	93
Bucher Industries AG	1	449
Chocoladefabriken Lindt & Sprungli AG - Class N	—	127
Clariant AG - Class N	4	61
Comet Holding AG - Class N	—	26
Compagnie Financiere Richemont SA	3	443
Datwyler Holding AG	1	294
Geberit AG - Class N	1	771
Georg Fischer AG - Class N	8	578
Givaudan SA - Class N	—	427
Glencore PLC	214	1,222
Holcim AG	11	1,059
Julius Bar Gruppe AG - Class N	25	1,522
Logitech International S.A. - Class N	—	20
Lonza Group AG	1	520
Nestle S.A. - Class N	26	2,593
Novartis AG - ADR	11	1,293
Novartis AG - Class N	21	2,443
Partners Group Holding AG	1	901
PSP Swiss Property AG - Class N	2	326
Roche Holding AG	—	111
Sandoz Group AG	1	41
Sandoz Group AG - ADR	—	7
Schindler Holding AG - Class N	1	170
SGS SA	—	26
Siegfried Holding AG - Class N	—	429
Sika AG	1	479
Sonova Holding AG	1	275
Straumann Holding AG - Class N	2	315
Sulzer AG - Class N	1	227
Swiss Prime Site AG - Class N	15	1,644
Swiss Re AG	2	240

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Swisscom AG - Class N	1	718
Swissquote Group Holding SA - Class N	1	421
UBS Group AG	—	13
UBS Group AG	26	801
VAT Group AG (d)	1	282
Ypsomed Holding AG	—	40
Zurich Insurance Group AG - Class N	1	823
		25,489
Australia 6.1%
AGL Energy Limited	15	126
ALS Limited	16	164
AMP Limited	158	146
Ampol Limited	14	303
ANZ Group Holdings Limited	20	422
Aristocrat Leisure Limited	13	513
ASX Limited	1	49
Atlas Arteria Limited	33	111
AUB Group Limited	2	39
Aurizon Holdings Limited	93	226
Australian Pipeline Trust	14	75
Beach Energy Limited	389	328
BHP Group Limited - ADR	8	515
BHP Group Limited	29	924
BHP Group Limited	6	182
BlueScope Steel Limited	12	182
Brambles Limited	31	406
Cochlear Limited	1	230
Coles Group Limited	32	405
Commonwealth Bank of Australia	12	1,078
Computershare Limited	14	244
CSL Limited	2	350
Domino's Pizza Enterprises Limited	7	164
Downer EDI Limited	24	92
Evolution Mining Limited	54	172
Flight Centre Travel Group Limited (a)	34	526
Fortescue Ltd	31	448
Harvey Norman Holdings Ltd (a)	47	163
IDP Education Limited (a)	16	172
IGO Limited	8	32
Incitec Pivot Limited	239	516
Insurance Australia Group Limited	72	369
JB Hi-Fi Limited	8	435
Lendlease Corporation Limited	44	218
Lynas Rare Earths Limited (b)	80	443
Macquarie Group Limited	2	289
Medibank Private Limited	11	27
Metcash Limited	123	304
Mineral Resources Limited (a)	8	297
National Australia Bank Limited	33	856
Netwealth Group Limited	20	338
New Hope Corporation Limited (a)	54	194
NEXTDC Limited (b)	25	304
Nine Entertainment Co. Holdings Limited	369	321
Northern Star Resources Ltd	12	131
Nufarm Limited	10	27
Orica Limited	38	491
Orora Limited	407	770
Pilbara Minerals Limited (a) (b)	44	104
Qantas Airways Limited (b)	7	38
QBE Insurance Group Limited	35	396
Ramsay Health Care Limited	3	87
Rio Tinto Limited	6	576
Santos Limited	126	612
Seven Group Holdings Limited	1	19
Sonic Healthcare Limited	15	288
South32 Limited	48	125
Suncorp Group Limited	31	393
Super Retail Group Limited	3	43
Technology One Limited	26	427
Telstra Corporation Limited	57	152
Transurban Holdings Limited	15	134
Treasury Wine Estates Limited	32	268
Webjet Group Limited (b)	15	11
Webjet Limited (b)	15	78
Wesfarmers Limited	8	393
Westpac Banking Corporation	31	672
Whitehaven Coal Limited	85	427
Woodside Energy Group Ltd	1	18
Woodside Energy Group Ltd	34	593
Woodside Energy Group Ltd - ADR	3	52
Woolworths Group Limited	8	191
		21,214
Netherlands 3.8%
Aalberts N.V.	8	306
ABN AMRO Bank N.V. - DUTCHCERT (d)	37	671
Adyen N.V. (b) (d)	—	144
Aegon Ltd. - ADR	5	35
Akzo Nobel N.V.	4	268
Arcadis N.V.	7	500
ASM International N.V.	1	919
ASML Holding N.V. - ADR	1	922
ASML Holding N.V.	2	1,738
ASR Nederland N.V.	3	154
BE Semiconductor Industries N.V.	3	428
DSM-Firmenich AG	1	90
Heineken N.V.	2	152
IMcD N.V.	1	217
ING Groep N.V.	23	423
Just Eat Takeaway.Com N.V. (a) (b) (d)	16	244
Koninklijke Ahold Delhaize N.V.	38	1,323
Koninklijke KPN N.V.	120	489
Koninklijke Philips N.V. - ADR (a) (d)	2	67
Koninklijke Philips N.V.	14	474
Koninklijke Vopak N.V.	16	759
NN Group N.V.	12	599
Prosus N.V. - Class N	11	463
Randstad N.V. (a)	6	300
STMicroelectronics N.V. - ADR	1	41
STMicroelectronics N.V.	14	408
Wolters Kluwer N.V. - Class C	7	1,264
		13,398
Sweden 3.1%
AAK AB (publ)	2	80
AB Sagax - Class B	3	77
Addlife AB - Class B	17	279
Addnode Group Aktiebolag (publ) - Class B	10	110
Aktiebolaget SKF - Class B	10	195
Aktiebolaget Volvo - Class A	4	105
Aktiebolaget Volvo - Class B	30	784
Alfa Laval AB	3	120
ASSA ABLOY AB - Class B	3	101
Atlas Copco Aktiebolag - Class A	20	384
Atlas Copco Aktiebolag - Class B	12	205
Avanza Bank Holding AB (a)	7	162
Axfood AB (a)	7	204
Betsson AB - Class B (b)	20	245
Bilia AB - Class A	5	65
Billerud Aktiebolag (publ)	8	88
Boliden AB	10	327
Bure Equity AB	1	41
Castellum Aktiebolag (b)	6	85
Dometic Group AB (publ) (d)	60	359
Electrolux Professional AB (publ) - Class B	37	246
Elekta AB (publ) - Class B	16	114
Epiroc Aktiebolag - Class A	6	133
Epiroc Aktiebolag - Class B	4	80
Essity Aktiebolag (publ) - Class A	—	14
Essity Aktiebolag (publ) - Class B	10	315
Evolution AB (publ) (d)	2	155
Fortnox Aktiebolag	33	207
G&L Beijer Ref AB - Class B (a)	3	55
H & M Hennes & Mauritz AB - Class B (a)	10	172
Hemnet AB	2	56
Hexagon Aktiebolag - Class B	8	89
Hexpol AB - Class B	9	88
HMS Networks AB	3	111
Husqvarna Aktiebolag - Class B (a)	12	87
Indutrade Aktiebolag	6	177

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Lagercrantz Group Aktiebolag - Class B	—	1
Lifco AB (Publ) - Class B	3	84
Lindab International AB	6	181
Loomis AB - Class B	9	280
Medicover AB - Class B	8	145
Mycronic AB (publ)	4	151
NCAB Group AB (publ) (d)	6	43
NIBE Industrier AB - Class B (a)	4	20
Nyfosa AB	22	259
Peab AB - Class B	24	196
Sandvik Aktiebolag	13	285
Scandic Hotels Group AB (b)	5	38
Securitas AB - Class B	9	112
Skandinaviska Enskilda Banken AB - Class A	18	277
Skanska AB - Class B	7	152
SSAB AB - Class B	33	168
Svenska Cellulosa Aktiebolaget SCA - Class A	1	16
Svenska Cellulosa Aktiebolaget SCA - Class B	9	131
Svenska Handelsbanken AB - Class A	10	108
SWECO Civil AB - Class B	6	102
Swedbank AB - Class A	6	133
Swedish Orphan Biovitrum AB (Publ) (b)	2	78
Tele2 AB - Class B	14	163
Telefonaktiebolaget LM Ericsson - Class A	1	7
Telefonaktiebolaget LM Ericsson - Class B	63	475
Telia Company AB	128	416
Thule Group AB (d)	2	58
Trelleborg AB - Class B	4	135
Vitec Software Group AB (publ) - Class B	2	85
Vitrolife AB	8	214
Volvo Cars AB - Class B (a) (b)	15	42
Wihlborgs Fastigheter AB	27	311
		10,981
Italy 2.8%
Assicurazioni Generali Societa' Per Azioni	13	386
Azimut Holding S.p.A.	10	255
Banca Mediolanum SpA	4	49
Banco BPM Societa' Per Azioni	126	854
Bper Banca S.P.A.	138	778
Brunello Cucinelli S.p.A.	8	837
Buzzi S.p.A.	2	96
Enel S.p.A	90	719
Eni S.P.A. (a)	49	751
Ferrari N.V.	1	334
Ferrari N.V.	—	82
Finecobank Banca Fineco S.P.A.	12	199
Hera S.p.A.	84	334
Intesa Sanpaolo SPA	101	433
Italgas S.p.A.	25	150
Iveco Group N.V.	8	78
Leonardo S.p.A.	10	223
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	23	398
Moncler S.p.A.	4	240
Pirelli & C. S.p.A. (d)	29	176
Poste Italiane - Societa' Per Azioni (d)	7	101
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	2	99
Reply S.p.A.	—	63
Snam S.P.A.	34	172
Sol S.P.A.	2	93
Telecom Italia S.p.A. (a)	1,240	345
Terna - Rete Elettrica Nazionale Societa Per Azioni (a)	29	262
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	27	1,199
		9,706
Spain 2.6%
Acciona,S.A.	1	189
ACS, Actividades de Construccion y Servicios, S.A.	10	463
AENA, S.M.E., S.A. (d)	1	243
Amadeus IT Holding, S.A. (d)	6	468
Banco Bilbao Vizcaya Argentaria, S.A.	83	899
Banco Bilbao Vizcaya Argentaria, S.A. - ADR	14	153
Banco de Sabadell, S.A.	381	810
Banco Santander, S.A.	144	736
Bankinter Sociedad Anonima	70	621
CaixaBank, S.A. (a)	86	510
Cellnex Telecom, S.A. (d)	3	135
CIE Automotive Sociedad Anonima	3	97
Enagas S.A.	11	166
Endesa, S.A.	10	228
Ferrovial SE	1	44
Fluidra S.A.	3	75
Iberdrola, Sociedad Anonima	38	591
Industria de Diseno Textil, S.A.	9	526
Laboratorios Farmaceúticos Rovi, SA	—	24
Logista Integral SA.	4	111
Mapfre SA	27	73
Redeia Corporacion SA	10	193
Repsol SA	51	665
Telefonica, S.A. (a)	180	883
Viscofan, S.A. (a)	4	309
		9,212
Denmark 2.5%
A.P. Moller - Maersk A/S - Class A	—	91
A.P. Moller - Maersk A/S - Class B	—	57
Carlsberg A/S - Class B	3	308
Coloplast A/S - Class B	3	355
Danske Bank A/S	24	721
Demant A/S (b)	12	452
DSV A/S	2	469
Genmab A/S (b)	—	35
Novo Nordisk A/S - Class B	27	3,142
Novozymes A/S - Class B	6	453
Orsted A/S (b) (d)	1	47
Pandora A/S	5	761
Ringkjobing Landbobank. Aktieselskab	7	1,057
Rockwool A/S - Class A	—	23
Rockwool A/S - Class B	—	76
Svitzer Group A/S (b)	—	8
Tryg A/S	18	431
Vestas Wind Systems A/S (b)	9	205
Zealand Pharma A/S (b)	1	121
		8,812
Hong Kong 1.6%
AIA Group Limited	101	881
Bank of East Asia, Limited, The	197	254
BOC Hong Kong (Holdings) Limited	42	133
Budweiser Brewing Company APAC Limited (d)	83	110
Cathay Pacific Airways Limited (a)	64	69
Chow Tai Fook Jewellery Group Limited	44	49
CK Asset Holdings Limited	35	154
CK Hutchison Holdings Limited	44	250
CK Infrastructure Holdings Limited	4	27
CLP Holdings Limited	18	154
ESR Group Limited (d)	77	122
Hang Lung Properties Limited	26	25
Hang Seng Bank, Limited	5	64
HK Electric Investments Limited	72	49
HKT Trust	203	259
Hong Kong Exchanges and Clearing Limited	8	340
Hongkong Land Holdings Limited	12	42
Hysan Development Company Limited	18	31
Man Wah Holdings Limited	59	49
Mandarin Oriental International Limited	12	21
MH Development Limited (a) (b) (c)	12	—
MTR Corporation Limited	15	56
New World Development Company Limited (a)	395	485
Pacific Basin Shipping Limited	225	71
Power Assets Holdings Limited	10	64
Sino Land Company Limited	157	171
SITC International Holdings Company Limited	107	290
Sun Hung Kai Properties Limited	11	114
Swire Pacific Limited - Class A	2	17
Techtronic Industries Company Limited	23	338
United Laboratories International Holdings Ltd	50	65
WH Group Limited (d)	400	315
Wharf Real Estate Investment Company Limited	23	80

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Xinyi Glass Holdings Limited	134	157
Yue Yuen Industrial (Holdings) Limited	99	188
		5,494
Finland 1.6%
Elisa Oyj	9	456
Kesko Oyj - Class B	6	138
Kone Corporation - Class B	4	265
Konecranes Abp	2	183
Mandatum Holding Oy	2	7
Metsa Board Oyj - Class B (a)	6	39
Metso Oyj (a)	65	701
Neste Oyj (a)	6	111
Nokia Oyj	66	288
Nokia Oyj - Series A - ADR	17	75
Nordea Bank Abp	52	618
Orion Oyj - Class B	4	201
Sampo Oyj - Class A	15	714
Stora Enso Oyj - Class R	30	378
Tietoevry Oyj (a)	4	77
UPM-Kymmene Oyj	6	204
Valmet Oy (a)	21	674
Wartsila Oyj Abp	13	283
		5,412
Singapore 1.2%
ASMPT Limited	22	267
City Developments Limited	16	65
ComfortDelGro Corporation Limited	59	70
DBS Group Holdings Ltd	20	605
First Resources Limited	21	24
Genting Singapore Limited	132	90
Golden Agri-Resources Ltd.	564	122
Hafnia Limited	9	66
Jardine Cycle & Carriage Limited	4	86
Keppel Infrastructure Trust	122	44
Keppel Ltd.	22	110
NetLink NBN Trust	83	59
Olam Group Limited	15	13
Oversea-Chinese Banking Corporation Limited	29	337
SATS Ltd.	7	19
Seatrium Limited (a) (b)	280	389
Sheng Siong Group Ltd.	42	50
Singapore Airlines Limited (a)	61	324
Singapore Exchange Limited	35	312
Singapore Technologies Engineering Ltd	21	77
Singapore Telecommunications Limited	24	60
United Overseas Bank Limited	20	497
UOL Group Limited	15	65
Venture Corporation Limited	9	97
Wilmar International Limited	108	280
		4,128
Belgium 1.2%
Ackermans	2	418
Ageas SA/NV	7	365
Anheuser-Busch InBev	10	652
argenx SE (b)	—	78
Azelis Group (a)	2	54
Colruyt Group	3	127
D'Ieteren Group	—	50
Elia Group	1	72
Euronav	1	23
KBC Groep	9	746
Lotus Bakeries	—	699
NV Bekaert SA	1	37
Proximus	6	44
Solvay (a)	6	250
UCB	2	282
Umicore	16	209
		4,106
Norway 0.8%
Aker BP ASA	8	164
Aker Solutions ASA (d)	13	49
Atea ASA	6	78
Avance Gas As	3	29
Bluenord ASA (b)	1	42
Bonheur ASA	1	15
Borregaard ASA	4	79
Bw Lpg Limited	15	207
DNB Bank ASA	8	170
Dno Asa	19	20
Elkem ASA (b) (d)	42	83
Entra ASA (b) (d)	1	13
Equinor ASA	14	347
Flex Lng Ltd.	2	46
Frontline PLC	4	86
Gjensidige Forsikring ASA	1	26
Golden Ocean Group Limited	2	23
Hoegh Autoliners ASA	6	75
Kongsberg Gruppen ASA	1	50
Mowi ASA	3	58
Nordic Semiconductor ASA (b)	2	17
Norsk Hydro ASA	11	74
Odfjell Drilling Ltd.	12	58
Orkla ASA	5	51
Protector Forsikring ASA	2	38
SalMar ASA	—	14
Scatec ASA (b) (d)	12	97
Schibsted ASA - Class B	6	172
Sparebank 1 Ostlandet	2	32
Sparebank 1 Sr-Bank Asa	8	104
Storebrand ASA	15	166
Telenor ASA	7	93
TGS-NOPEC Geophysical Company	8	76
Var Energi ASA	7	23
Veidekke ASA	14	168
Wallenius Wilhelmsen ASA	3	30
Yara International ASA	3	89
		2,962
Israel 0.8%
Alony Hetz Properties & Investments Ltd	2	14
Alrov Properties & Lodgings Ltd.	—	4
Azrieli Group Ltd.	1	46
Bank Hapoalim Ltd	23	231
Bank Leumi Le-Israel B.M.	31	303
Bezeq Israel Communications Company Ltd	40	46
Big Shopping Centers Ltd	—	27
Blue Square Real Estate Ltd	—	16
Camtek Ltd.	—	15
CLAL Insurance Enterprises Holdings Ltd (b)	8	138
Elbit Systems Ltd.	—	34
Electra Ltd	—	39
Enlight Renewable Energy Ltd. (b)	3	46
Equital Ltd. (b)	2	70
Fattal Holdings (1998) Ltd. (b)	—	40
First International Bank of Israel Ltd.	2	91
Formula Systems (1985) Ltd.	2	137
Gav-Yam Land Corporation Ltd.	4	29
Harel Insurance Investments & Financial Services Ltd.	5	48
ICL Group Ltd	1	6
Industrial Buildings Corporation Ltd	11	29
Isracard Ltd.	31	116
Israel Discount Bank Limited	31	174
Isras - Investment Co. Ltd.	—	11
Matrix I.T. Ltd	10	183
Melisron Limited	—	25
Mizrahi Tefahot Bank Ltd	3	107
Next Vision Stabilized Systems Ltd	2	21
Nice Ltd (b)	—	31
Nova Ltd. (b)	—	63
Oil Refineries Ltd	279	72
OPC Energy Ltd	6	47
Partner Communications Ltd (b)	2	11
Paz Ashdod Refinery Ltd	1	12
Paz Oil Company Limited	1	119
Perion Network Ltd. (b)	1	9
Shufersal Ltd.	4	37
Strauss Group Ltd	1	21
Teva Pharmaceutical Industries Ltd - ADR (b)	4	74

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Teva Pharmaceutical Industries Ltd (b)	4	72
The Phoenix Holdings Ltd	6	70
Tower Semiconductor Ltd. (b)	—	22
Y.H. Dimri Construction and Development Ltd.	—	15
		2,721
Austria 0.5%
Andritz AG	4	249
BAWAG Group AG (d)	3	257
CA Immobilien Anlagen Aktiengesellschaft	3	78
Erste Group Bank AG	6	342
EuroTeleSites AG (b)	2	9
OMV Aktiengesellschaft	5	217
Raiffeisen Bank International AG	1	23
Telekom Austria Aktiengesellschaft	7	64
Verbund AG	1	73
Vienna Insurance Group AG Wiener Versicherung Gruppe	4	118
voestalpine AG	5	128
Wienerberger AG	4	128
		1,686
Ireland 0.4%
AIB Group Public Limited Company	13	76
Bank of Ireland Group Public Limited Company	50	563
CRH Public Limited Company	—	11
Glanbia Public Limited Company	12	209
Kerry Group Public Limited Company - Class A	3	269
Kingspan Group Public Limited Company	4	396
		1,524
United States of America 0.4%
Bausch Health Companies Inc. (b)	6	53
Chord Energy Corporation	1	72
James Hardie Industries Public Limited Company - CHESS	7	296
Reliance Worldwide Corporation Limited	77	312
Samsonite International S.A. (d)	73	197
Universal Music Group N.V. (a)	12	307
Waste Connections, Inc.	1	197
		1,434
Portugal 0.3%
Banco Comercial Portugues S.A.	867	392
EDP Renovaveis, S.A.	6	108
EDP, S.A.	34	153
Galp Energia, SGPS, S.A.	22	420
Jeronimo Martins, SGPS, S.A.	4	69
		1,142
New Zealand 0.3%
Air New Zealand Limited	113	38
Auckland International Airport Limited	10	49
Chorus Limited	15	84
Contact Energy Limited	16	83
EBOS Group Limited	2	43
Fisher & Paykel Healthcare Corporation Limited	3	57
Fletcher Building Limited	42	78
Freightways Group Limited	8	46
Genesis Energy Limited	22	30
Infratil Limited	9	66
Mainfreight Limited	1	63
Mercury NZ Limited	3	13
Meridian Energy Limited	7	27
Port of Tauranga Limited	2	9
Ryman Healthcare Limited (b)	9	26
SKYCITY Entertainment Group Limited	43	38
Spark New Zealand Limited	15	28
Summerset Group Holdings Limited	14	105
The a2 Milk Company Limited (a) (b)	4	18
Xero Limited (b)	2	179
		1,080
Nigeria 0.2%
Airtel Africa PLC	441	674
Burkina Faso 0.1%
Endeavour Mining Corporation	15	351
Zambia 0.1%
First Quantum Minerals Ltd (b)	14	191
Luxembourg 0.1%
ArcelorMittal	1	16
SES - DRC	5	24
Tenaris S.A.	7	106
Tenaris S.A. - ADR	1	31
		177
Poland 0.1%
InPost S.A. (b)	9	166
Indonesia 0.0%
Nickel Industries Limited	242	155
Macau 0.0%
Galaxy Entertainment Group Limited	8	40
MGM China Holdings Limited	15	23
Sands China Ltd. (b)	14	35
SJM Holdings Limited (a) (b)	99	39
		137
Czech Republic 0.0%
CTP N.V.	6	107
Faroe Islands 0.0%
P/F Bakkafrost Sales	1	43
China 0.0%
Cowell E Holdings Inc. (a) (b)	5	14
Total Common Stocks (cost $291,305)		342,702
PREFERRED STOCKS 1.0%
Switzerland 0.7%
Roche Holding AG	7	2,246
Germany 0.3%
Bayerische Motoren Werke Aktiengesellschaft	1	102
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	1	65
Fuchs SE	2	94
Henkel AG & Co. KGaA (f)	3	290
Volkswagen Aktiengesellschaft (f)	5	481
		1,032
Italy 0.0%
Telecom Italia S.p.A.	25	8
Total Preferred Stocks (cost $3,649)		3,286
WARRANTS 0.0%
Italy 0.0%
Webuild S.p.A. (a) (b) (g)	—	—
Canada 0.0%
Constellation Software Inc. (b) (c)	—	—
Total Warrants (cost $0)		—
SHORT TERM INVESTMENTS 2.0%
Securities Lending Collateral 1.9%
JNL Government Money Market Fund - Class SL, 4.92% (h) (i)	6,751	6,751
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 4.82% (h) (i)	328	328
Total Short Term Investments (cost $7,079)		7,079
Total Investments 101.0% (cost $302,033)		353,067
Other Assets and Liabilities, Net (1.0)%		(3,440)
Total Net Assets 100.0%		349,627

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

(a) All or a portion of the security was on loan as of September 30, 2024.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2024, the value and the percentage of net assets of these securities was $324 and 0.1% of the Fund.

(f) Convertible security.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/DFA International Core Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	653	26,180	26,505	28	—	—	328	0.1
JNL Government Money Market Fund, 4.92% - Class SL	3,178	28,609	25,036	89	—	—	6,751	1.9
	3,831	54,789	51,541	117	—	—	7,079	2.0

JNL/DFA International Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ABN AMRO Bank N.V.	02/24/23	631	671	0.2
Adyen N.V.	11/24/21	174	144	0.1
AENA, S.M.E., S.A.	09/09/22	148	243	0.1
Aker Solutions ASA	12/06/23	48	49	—
Amadeus IT Holding, S.A.	07/17/20	387	468	0.1
BAWAG Group AG	05/29/20	171	257	0.1
Budweiser Brewing Company APAC Limited	10/20/21	123	110	—
Cellnex Telecom, S.A.	06/25/19	141	135	—
Covestro AG	10/21/21	506	736	0.2
Dometic Group AB (publ)	09/07/21	416	359	0.1
Elkem ASA	04/11/23	99	83	—
Emera Incorporated	01/05/21	188	173	0.1
Entra ASA	01/10/24	11	13	—
ESR Group Limited	02/17/23	118	122	—
Euronext N.V.	11/18/20	350	385	0.1
Evolution AB (publ)	05/06/22	154	155	0.1
Hapag-Lloyd Aktiengesellschaft	04/22/20	126	99	—
Just Eat Takeaway.Com N.V.	12/06/23	259	244	0.1
Knorr - Bremse Aktiengesellschaft	10/17/23	413	629	0.2
Koninklijke Philips N.V.	08/06/21	72	67	—
NCAB Group AB (publ)	02/23/24	45	43	—
Orsted A/S	12/23/20	101	47	—
Pirelli & C. S.p.A.	02/28/24	178	176	0.1
Poste Italiane - Societa' Per Azioni	08/23/22	63	101	—
Samsonite International S.A.	08/25/23	237	197	0.1
Scatec ASA	05/12/22	98	97	—
Siemens Healthineers AG	03/04/21	129	132	—
Thule Group AB	05/10/23	49	58	—
VAT Group AG	09/27/23	203	282	0.1
WH Group Limited	03/02/21	291	315	0.1
Zalando SE	05/24/24	86	109	—
		6,015	6,699	1.9

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA International Core Equity Fund
Assets - Securities
Common Stocks	47,136	295,566	—	342,702
Preferred Stocks	—	3,286	—	3,286
Warrants	—	—	—	—
Short Term Investments	7,079	—	—	7,079
	54,215	298,852	—	353,067

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Core Equity Fund
COMMON STOCKS 100.0%
Information Technology 24.4%
3D Systems Corporation (a)	9	25
8X8, Inc. (a)	16	33
A10 Networks, Inc.	5	71
Accenture Public Limited Company - Class A	13	4,551
ACI Worldwide, Inc. (a)	8	398
Adeia Inc.	15	174
Adobe Inc. (a)	10	4,938
Advanced Energy Industries, Inc.	3	280
Advanced Micro Devices, Inc. (a)	25	4,141
Agilysys, Inc. (a)	—	50
Akamai Technologies, Inc. (a)	6	570
Alarm.Com Holdings, Inc. (a)	2	125
Alkami Technology, Inc. (a)	1	40
Allegro Microsystems Inc. (a)	6	145
Alpha and Omega Semiconductor Limited (a)	3	123
Altair Engineering Inc. - Class A (a)	1	54
Amazon Holdco Inc. (a)	4	140
Amdocs Limited	5	435
American Software, Inc. - Class A	2	20
Amkor Technology, Inc.	23	700
Amphenol Corporation - Class A	28	1,835
Amtech Systems, Inc. (a)	1	5
Analog Devices, Inc.	9	2,160
ANSYS, Inc. (a)	2	598
AppFolio, Inc. - Class A (a)	1	118
Apple Inc.	276	64,335
Applied Materials, Inc.	19	3,923
Applied Optoelectronics, Inc. (a)	1	15
AppLovin Corporation - Class A (a)	9	1,167
Arista Networks, Inc. (a)	4	1,362
Arrow Electronics, Inc. (a)	5	694
ASGN Incorporated (a)	4	369
Aspen Technology, Inc. (a)	2	481
Atlassian Corporation - Class A (a)	1	154
Autodesk, Inc. (a)	6	1,574
AvePoint, Inc. - Class A (a)	3	33
Aviat Networks, Inc. (a)	1	24
Avnet, Inc.	8	448
Axcelis Technologies, Inc. (a)	2	228
AXT, Inc. (a)	1	2
Badger Meter, Inc.	1	314
Bel Fuse Inc. - Class B	1	106
Belden Inc.	3	302
Benchmark Electronics, Inc.	5	213
Bentley Systems, Incorporated - Class B	8	398
Bill Holdings, Inc. (a)	4	193
Blackbaud, Inc. (a)	3	247
Blackline, Inc. (a)	2	130
Box, Inc. - Class A (a)	5	163
Broadcom Inc.	56	9,727
Cadence Design Systems, Inc. (a)	6	1,522
Calix, Inc. (a)	4	156
Cambium Networks Corp. (a)	1	1
CCC Intelligent Solutions Holdings Inc. (a)	9	95
CDW Corp.	5	1,070
Cerence Inc. (a)	2	8
CEVA Inc. (a)	1	19
Ciena Corporation (a)	9	562
Cirrus Logic, Inc. (a)	3	311
Cisco Systems, Inc.	97	5,161
Clear Secure, Inc. - Class A	2	69
Clearfield, Inc. (a)	1	23
Cloudflare, Inc. - Class A (a)	3	224
Cognex Corporation	7	279
Cognizant Technology Solutions Corporation - Class A	16	1,204
Coherent Corp. (a)	7	637
Cohu, Inc. (a)	5	120
CommVault Systems, Inc. (a)	1	123
Comtech Telecommunications Corp. (a)	1	6
Consensus Cloud Solutions, Inc. (a)	1	34
Corning Incorporated	31	1,417
Corsair Gaming, Inc. (a)	9	61
Crane Nxt, Co.	5	259
Credo Technology Group Holding Ltd (a)	2	57
CrowdStrike Holdings, Inc. - Class A (a)	2	444
CTS Corporation	3	163
Daktronics, Inc. (a)	5	64
Datadog, Inc. - Class A (a)	2	189
Dell Technologies Inc. - Class C	6	758
Digi International Inc. (a)	4	100
Digital Turbine USA, Inc. (a)	5	16
DigitalOcean Holdings, Inc. (a)	3	125
Diodes Incorporated (a)	3	190
DocuSign, Inc. (a)	4	233
Dolby Laboratories, Inc. - Class A	4	340
DoubleVerify Holdings, Inc. (a)	2	31
Dropbox, Inc. - Class A (a)	16	395
DXC Technology Company (a)	16	337
Dynatrace, Inc. (a)	5	286
DZS, Inc. (a)	2	1
E2Open Parent Holdings, Inc. - Class A (a)	20	90
Elastic N.V. (a)	2	151
Enphase Energy, Inc. (a)	4	420
Entegris, Inc.	5	525
Envestnet, Inc. (a) (b)	2	110
EPAM Systems, Inc. (a)	1	265
ePlus inc. (a)	2	194
Extreme Networks, Inc. (a)	2	28
F5, Inc. (a)	3	593
Fabrinet (a)	2	549
Fair Isaac Corporation (a)	1	1,448
FARO Technologies, Inc. (a)	1	22
Fastly, Inc. - Class A (a)	7	55
First Solar, Inc. (a)	4	893
Flex Ltd. (a)	24	807
Formfactor, Inc. (a)	6	254
Fortinet, Inc. (a)	15	1,155
Frequency Electronics, Inc.	1	12
Freshworks, Inc. - Class A (a)	6	65
Gartner, Inc. (a)	3	1,442
Gen Digital Inc.	25	676
Globalfoundries Inc. (a)	2	91
Globant S.A. (a)	1	291
GoDaddy Inc. - Class A (a)	3	523
Grid Dynamics Holdings, Inc. - Class A (a)	4	61
GSI Technology, Inc. (a)	1	3
Guidewire Software, Inc. (a)	3	537
Harmonic, Inc. (a)	10	151
Hewlett Packard Enterprise Company	48	972
HP, Inc.	27	976
HubSpot, Inc. (a)	1	274
Ichor Holdings, Ltd. (a)	2	77
Infinera Corporation (a)	11	74
Informatica Inc. - Class A (a)	5	117
Information Services Group, Inc.	4	13
Insight Enterprises, Inc. (a)	3	548
Intapp US, Inc. (a)	1	43
Intel Corporation	97	2,285
InterDigital, Inc.	1	200
International Business Machines Corporation	23	5,189
Intevac, Inc. (a)	1	3
Intuit Inc.	4	2,439
IPG Photonics Corporation (a)	3	226
Itron, Inc. (a)	3	354
Jabil Inc.	10	1,155
JAMF Holding Corp. (a)	2	38
JFROG Ltd (a)	4	110
Juniper Networks, Inc.	21	823
Key Tronic Corporation (a)	—	2
Keysight Technologies, Inc. (a)	6	949
Kimball Electronics Group, LLC (a)	3	49
KLA Corporation	4	3,005
Knowles Corporation (a)	8	153
Kulicke and Soffa Industries, Inc.	4	203
KVH Industries, Inc. (a)	2	7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Kyndryl Holdings, Inc. (a)	16	375
Lam Research Corporation	3	2,846
Lattice Semiconductor Corporation (a)	5	242
Littelfuse, Inc.	2	453
LiveRamp Holdings, Inc. (a)	5	125
Lumentum Holdings Inc. (a)	5	291
MACOM Technology Solutions Holdings, Inc. (a)	3	287
Magnachip Semiconductor Corporation (a)	4	19
Manhattan Associates, Inc. (a)	3	855
Marvell Technology, Inc.	14	1,034
MaxLinear, Inc. (a)	4	61
MeridianLink, Inc. (a)	2	35
Methode Electronics, Inc.	4	47
Microchip Technology Incorporated	16	1,273
Micron Technology, Inc.	20	2,100
Microsoft Corporation	151	65,156
Mirion Technologies (US), Inc. - Class A (a)	4	42
Mitek Systems, Inc. (a)	1	8
MKS Instruments, Inc.	3	351
MongoDB, Inc. - Class A (a)	1	229
Monolithic Power Systems, Inc.	1	770
Motorola Solutions, Inc.	4	1,843
N-Able, Inc. (a)	6	74
Napco Security Technologies, Inc.	2	79
nCino OpCo, Inc. (a)	2	72
NCR Voyix Corporation (a)	10	136
NetApp, Inc.	7	863
NETGEAR, Inc. (a)	3	67
NetScout Systems, Inc. (a)	6	140
Nlight, Inc. (a)	2	22
Novanta Inc. (a)	2	351
Nutanix, Inc. - Class A (a)	3	207
NVE Corporation	—	37
NVIDIA Corporation	580	70,478
NXP Semiconductors N.V.	6	1,368
Okta, Inc. - Class A (a)	6	415
Olo Inc. - Class A (a)	13	63
On Semiconductor Corporation (a)	18	1,292
ON24, Inc. (a)	6	39
OneSpan Inc. (a)	3	56
Onto Innovation Inc. (a)	3	692
Oracle Corporation	36	6,087
Osi Systems, Inc. (a)	1	169
Palantir Technologies Inc. - Class A (a)	14	538
Palo Alto Networks, Inc. (a)	4	1,398
PAR Technology Corporation (a)	3	147
PC Connection, Inc.	3	233
PDF Solutions, Inc. (a)	2	75
Pegasystems Inc.	2	147
Photronics, Inc. (a)	7	174
Plexus Corp. (a)	3	373
Power Integrations, Inc.	4	238
Powerschool Holdings, Inc. - Class A (a)	6	142
Procore Technologies, Inc. (a)	2	117
Progress Software Corporation	2	163
PTC Inc. (a)	3	498
Pure Storage, Inc. - Class A (a)	7	366
Q2 Holdings, Inc. (a)	2	168
Qorvo, Inc. (a)	6	626
Qualcomm Incorporated	25	4,169
Qualys, Inc. (a)	2	210
Rambus Inc. (a)	5	224
Ribbon Communications Inc. (a)	7	23
Richardson Electronics, Ltd.	1	7
Rimini Street, Inc. (a)	3	6
RingCentral, Inc. - Class A (a)	2	59
Rogers Corporation (a)	1	165
Roper Technologies, Inc.	2	1,008
Salesforce, Inc.	15	4,074
Samsara Inc. - Class A (a)	5	225
Sanmina Corporation (a)	3	219
Sapiens International Corporation N.V.	1	30
ScanSource, Inc. (a)	4	184
Seagate Technology Holdings Public Limited Company	6	611
SentinelOne, Inc. - Class A (a)	5	113
ServiceNow, Inc. (a)	2	1,638
Silicon Laboratories Inc. (a)	2	201
Sitime Corporation (a)	1	145
Skyworks Solutions, Inc.	6	564
SMART Global Holdings, Inc. (a)	6	117
Smartsheet Inc. - Class A (a)	1	51
Snowflake Inc. - Class A (a)	1	135
SolarEdge Technologies Ltd. (a)	1	23
SolarWinds Corporation	5	60
Super Micro Computer, Inc. (a)	2	750
Synaptics Incorporated (a)	2	193
Synchronoss Technologies, Inc. (a)	—	7
Synopsys, Inc. (a)	2	1,190
TD SYNNEX Corporation	6	683
Te Connectivity Public Limited Company	7	1,095
Teledyne Technologies Incorporated (a)	1	624
Telos Corporation (a)	5	19
Teradata Corporation (a)	4	132
Teradyne, Inc.	5	617
TeraWulf Inc. (a) (b)	12	57
Texas Instruments Incorporated	19	3,944
The Hackett Group, Inc.	3	85
TransAct Technologies Incorporated (a)	—	—
Trimble Inc. (a)	7	452
TTM Technologies, Inc. (a)	9	172
Twilio Inc. - Class A (a)	6	372
Tyler Technologies, Inc. (a)	1	532
Uipath, Inc. - Class A (a)	14	177
Ultra Clean Holdings, Inc. (a)	3	119
Unisys Corporation (a)	4	22
Unity Software Inc. (a) (b)	7	155
Universal Display Corporation	2	495
Upland Software, Inc. (a)	4	9
Veeco Instruments Inc. (a)	5	172
Verint Systems Inc. (a)	5	127
VeriSign, Inc. (a)	3	552
Vertex, Inc. - Class A (a)	2	75
Viavi Solutions Inc. (a)	17	151
Vishay Intertechnology, Inc.	11	209
Vishay Precision Group, Inc. (a)	1	18
Vontier Corporation	10	331
Western Digital Corporation (a)	13	916
Wolfspeed, Inc. (a) (b)	3	26
Workday, Inc. - Class A (a)	2	405
Xerox Holdings Corporation	13	132
Xperi Inc. (a)	6	54
Yext, Inc. (a)	10	67
Zebra Technologies Corporation - Class A (a)	2	582
Zoom Video Communications, Inc. - Class A (a)	5	365
Zscaler, Inc. (a)	1	219
		354,231
Financials 15.3%
1st Security Bank of Washington	1	23
1st Source Corporation	3	194
Acacia Research Corporation (a)	2	8
ACNB Corporation	1	37
Affiliated Managers Group, Inc.	3	540
Affirm Holdings, Inc. - Class A (a)	9	354
AFLAC Incorporated	15	1,716
Allstate Corporation, The	7	1,417
Ally Financial Inc.	24	839
Amalgamated Financial Corp.	2	69
Ambac Financial Group, Inc. (a)	4	46
Amerant Bancorp Inc. - Class A	2	35
American Coastal Insurance Corporation (a)	1	17
American Express Company	14	3,679
American Financial Group, Inc.	5	703
American International Group, Inc.	23	1,655
Ameriprise Financial, Inc.	4	2,059
Ameris Bancorp	5	296
Amerisafe, Inc.	2	101
AON Public Limited Company - Class A	4	1,363
Apollo Global Management, Inc.	7	889

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Arch Capital Group Ltd. (a)	13	1,423
Ares Management Corporation - Class A	3	425
Arrow Financial Corporation	2	61
Arthur J. Gallagher & Co.	4	1,032
Artisan Partners Asset Management Inc. - Class A	4	160
Associated Banc-Corp	14	301
Assurant, Inc.	3	643
Assured Guaranty Ltd.	4	352
Atlantic Union Bank	7	282
Atlanticus Holdings Corporation (a)	1	35
Avidxchange Holdings, Inc. (a)	12	99
AXIS Capital Holdings Limited	6	438
Axos Financial, Inc. (a)	5	321
B. Riley & Co., LLC (b)	2	8
Baldwin Insurance Group, Inc. , The - Class A (a)	1	59
Banc of California, Inc.	10	154
BancFirst Corporation	3	305
Bank of America Corporation	123	4,869
Bank of Hawaii Corporation	3	195
Bank of Marin Bancorp	2	34
Bank of N.T. Butterfield & Son Limited, The	6	205
Bank of New York Mellon Corporation, The	19	1,373
Bank OZK	9	407
BankFinancial Corporation	2	26
BankUnited, Inc.	5	191
Banner Corporation	3	168
Bar Harbor Bankshares	1	41
Baycom Corp	1	22
BCB Bancorp, Inc.	1	17
Berkshire Hathaway Inc. - Class B (a)	31	14,488
Berkshire Hills Bancorp, Inc.	6	174
BGC Group, Inc. - Class A	27	252
BlackRock, Inc.	2	2,210
Blackstone Inc. - Class A	5	829
Block, Inc. - Class A (a)	7	464
Blue Foundry Bancorp (a)	2	16
BM Technologies, Inc. - Class A (a)	1	2
BOK Financial Corporation	4	461
Bread Financial Payments, Inc.	5	224
Bridgewater Bancshares, Inc. (a) (c)	1	15
Brighthouse Financial, Inc. (a)	7	329
Brightsphere Investment Group Inc.	2	55
Brookline Bancorp, Inc.	8	84
Brown & Brown, Inc.	11	1,127
Burke & Herbert Financial Services Corp.	—	26
Business First Bancshares, Inc.	1	36
Byline Bancorp, Inc.	3	93
C&F Financial Corporation	—	2
Cadence Bank	15	493
Camden National Corporation	2	78
Cantaloupe, Inc. (a)	2	18
Capital Bancorp, Inc.	—	11
Capital City Bank Group, Inc.	1	35
Capital One Financial Corporation	10	1,447
Capitol Federal Financial	13	79
Carter Bankshares, Inc. (a)	2	42
Cass Information Systems, Inc.	1	52
Cathay General Bancorp	7	288
CBOE Global Markets, Inc.	3	717
Central Pacific Financial Corp.	4	109
Charles Schwab Corporation, The	34	2,185
Chubb Limited	9	2,592
Cincinnati Financial Corporation	6	837
Citigroup Inc.	43	2,679
Citizens & Northern Corporation	1	15
Citizens Financial Group, Inc.	17	679
Citizens, Inc. - Class A (a) (b)	4	13
City Holding Company	1	155
Civista Bancshares, Inc.	2	39
CME Group Inc. - Class A	6	1,305
CNB Financial Corporation	1	32
Coastal Financial Corporation (a)	—	14
Cohen & Steers, Inc.	3	297
Coinbase Global, Inc. - Class A (a)	3	570
Columbia Financial, Inc. (a)	6	95
Comerica Incorporated	9	565
Commerce Bancshares, Inc.	9	525
Community Financial System, Inc.	4	212
Community Trust Bancorp, Inc.	2	103
Community West Bancshares	—	4
ConnectOne Bancorp, Inc.	6	138
Consumer Portfolio Services, Inc. (a)	2	20
Corebridge Financial, Inc.	12	346
Corpay Inc (a)	4	1,150
Crawford & Company - Class A	2	19
Crawford & Company - Class B	1	16
Credit Acceptance Corporation (a)	1	398
Crossfirst Bankshares, Inc. (a)	2	36
Cullen/Frost Bankers, Inc.	4	438
Customers Bancorp, Inc. (a)	3	153
CVB Financial Corp.	11	201
Diamond Hill Investment Group, Inc. - Class A	—	77
Dime Community Bancshares, Inc.	4	126
Discover Financial Services	13	1,835
Donegal Group Inc. - Class A	2	24
Donnelley Financial Solutions, Inc. (a)	3	213
Eagle Bancorp, Inc.	4	81
East West Bancorp, Inc.	11	938
Eastern Bankshares, Inc.	3	55
eHealth, Inc. (a)	2	6
Employers Holdings, Inc.	4	175
Encore Capital Group, Inc. (a)	4	193
Enova International, Inc. (a)	3	272
Enstar Group Limited (a)	1	407
Enterprise Bancorp, Inc.	1	22
Enterprise Financial Services Corp.	3	151
Equitable Holdings, Inc.	18	748
Equity Bancshares, Inc. - Class A	1	43
Erie Indemnity Company - Class A	1	364
Esquire Financial Holdings, Inc.	—	19
ESSA Bancorp, Inc.	1	19
Essent Group Ltd.	8	541
Euronet Worldwide, Inc. (a)	2	219
Evercore Inc. - Class A	3	695
Everest Group, Ltd.	2	589
EZCORP, Inc. - Class A (a)	7	82
F&G Annuities & Life, Inc.	2	70
F.N.B. Corporation	30	428
FactSet Research Systems Inc.	1	465
Farmers National Banc Corp.	1	12
FB Financial Corporation	5	212
Federal Agricultural Mortgage Corporation - Class C	1	169
Federated Hermes, Inc. - Class B	5	178
Fidelity National Financial, Inc. - Class A	13	778
Fidelity National Information Services, Inc.	15	1,243
Fifth Third Bancorp	28	1,215
Financial Institutions, Inc.	2	49
First American Financial Corporation	8	507
First Bancorp	4	147
First Bancorp, Inc., The	1	30
First Bancorp.	15	325
First Bancshares Inc.	1	25
First Bank of New Jersey	1	17
First Busey Corporation	4	102
First Business Financial Services, Inc.	1	43
First Citizens BancShares, Inc. - Class A	1	1,158
First Commonwealth Financial Corporation	8	145
First Community Bancshares, Inc.	2	75
First Financial Bancorp.	7	180
First Financial Bankshares, Inc.	6	240
First Financial Corporation	1	42
First Financial Northwest, Inc.	1	23
First Foundation Inc.	4	26
First Hawaiian, Inc.	9	197
First Horizon Corporation	33	508
First Internet Bancorp	1	29
First Interstate BancSystem, Inc. - Class A	8	245
First Merchants Corporation	5	194
First Mid Bancshares, Inc.	2	64
First of Long Island Corporation, The	2	30

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
First Western Financial, Inc. (a)	1	10
FirstCash, Inc.	4	402
Fiserv, Inc. (a)	10	1,869
Flushing Financial Corporation	3	51
Flywire Corporation (a)	—	7
Franklin Resources, Inc.	20	402
Fulton Financial Corporation	15	279
FVCBankcorp, Inc. (a)	2	21
Genworth Financial, Inc. - Class A (a)	33	225
German American Bancorp, Inc.	3	106
Glacier Bancorp, Inc.	6	289
Global Payments Inc.	9	950
Globe Life Inc.	6	649
Goldman Sachs Group, Inc., The	7	3,496
Goosehead Insurance, Inc. - Class A (a)	1	126
Great Southern Bancorp, Inc.	2	105
Green Dot Corporation - Class A (a)	3	41
Greenlight Capital Re, Ltd. - Class A (a)	3	44
Guaranty Bancshares, Inc.	—	14
Hamilton Lane Incorporated - Class A	1	248
Hancock Whitney Corporation	6	290
Hanmi Financial Corporation	3	64
Hanover Insurance Group Inc, The	3	413
HarborOne Bancorp, Inc.	8	100
Hartford Financial Services Group, Inc. , The	19	2,267
HBT Financial, Inc.	1	14
HCI Group, Inc.	2	163
Heartland Financial USA, Inc.	4	248
Hennessy Advisors, Inc. (b)	—	4
Heritage Commerce Corp	5	45
Heritage Financial Corporation	4	91
Heritage Insurance Holdings, Inc. (a)	3	33
Hilltop Holdings Inc.	7	229
Hingham Institution For Savings, The (b)	—	101
Home BancShares, Inc.	11	310
HomeStreet, Inc.	3	45
Hometrust Bancshares, Inc.	1	49
Hope Bancorp, Inc.	13	158
Horace Mann Educators Corporation	4	131
Horizon Bancorp, Inc.	5	71
Houlihan Lokey, Inc. - Class A	4	564
Huntington Bancshares Incorporated	49	719
I3 Verticals, Inc. - Class A (a)	2	36
Independence Holdings, LLC	10	469
Independent Bank Corp.	3	195
Independent Bank Corporation	3	84
Independent Bank Group, Inc.	4	241
Interactive Brokers Group, Inc. - Class A	2	218
Intercontinental Exchange, Inc.	9	1,521
International Bancshares Corporation	6	356
International Money Express Inc. (a)	4	71
Invesco Ltd.	25	440
Investors Title Company	—	23
Jack Henry & Associates, Inc.	3	511
James River Group, Inc.	2	10
Janus Henderson Group PLC	14	551
Jefferies Financial Group Inc.	14	886
JPMorgan Chase & Co.	69	14,620
Kearny Financial Corp	11	76
KeyCorp	30	496
Kinsale Capital Group, Inc.	1	592
KKR & Co. Inc. - Class A	10	1,321
Lakeland Financial Corporation	2	114
Lazard, Inc.	4	181
LendingClub Corporation (a)	15	167
LendingTree, Inc. (a)	—	26
Lincoln National Corporation	7	222
Live Oak Bancshares, Inc.	4	205
Loews Corporation	8	668
LPL Financial Holdings Inc.	3	798
M&T Bank Corporation	6	1,068
Maiden Holdings, Ltd. (a)	9	16
Markel Group Inc. (a)	1	827
MarketAxess Holdings Inc.	1	283
Marqeta, Inc. - Class A (a)	7	32
Marsh & Mclennan Companies, Inc.	12	2,779
MasterCard Incorporated - Class A	20	10,000
Mercantile Bank Corporation	2	89
Merchants Bancorp, Inc.	3	137
Mercury General Corporation	5	301
MetLife, Inc.	19	1,559
Metrocity Bankshares, Inc.	1	27
Metropolitan Bank Holding Corp. (a)	1	69
MGIC Investment Corporation	21	527
Mid Penn Bancorp, Inc.	1	17
Midland States Bancorp, Inc.	2	34
MidWestOne Financial Group, Inc.	1	22
Moody's Corporation	4	1,756
Morgan Stanley	29	2,977
Morningstar, Inc.	2	794
Mr. Cooper Group Inc. (a)	5	479
MSCI Inc. - Class A	2	980
MVB Financial Corp.	1	11
Nasdaq, Inc.	16	1,189
National Bank Holdings Corporation - Class A	3	128
National Bankshares, Inc.	—	2
Navient Corporation	12	188
NBT Bancorp Inc.	5	200
NCR Atleos Corporation (a)	5	143
Nelnet, Inc. - Class A	3	297
NI Holdings Inc. (a)	1	14
Nicolet Bankshares, Inc.	1	121
NMI Holdings, Inc. - Class A (a)	7	293
Northeast Bank	1	39
Northern Trust Corporation	7	610
Northfield Bancorp Inc.	5	61
Northrim Bancorp, Inc.	—	28
Northwest Bancshares, Inc.	12	162
Norwood Financial Corp.	—	9
OceanFirst Financial Corp.	7	132
OFG Bancorp	6	279
Old National Bancorp	26	491
Old Republic International Corporation	19	669
Old Second Bancorp, Inc.	1	11
Onity Group Inc. (a)	—	8
Open Lending Corporation - Class A (a)	3	18
Oppenheimer Holdings Inc. - Class A	1	56
Origin Bancorp, Inc.	1	26
Orrstown Financial Services, Inc.	1	34
Oscar Health, Inc. - Class A (a)	8	178
P.C.B. Bancorp, Inc.	1	10
Pacific Premier Bancorp, Inc.	9	218
Palomar Holdings, Inc. (a)	1	76
Park National Corporation	1	237
Parke Bancorp, Inc.	1	15
Pathward Financial, Inc.	3	227
Payoneer Global Inc. (a)	22	165
PayPal Holdings, Inc. (a)	19	1,497
Paysafe Limited (a)	6	142
Peapack-Gladstone Financial Corporation	2	62
Penns Woods Bancorp, Inc.	—	8
PennyMac Financial Services, Inc.	1	118
Peoples Bancorp Inc.	2	63
Peoples Financial Services Corp.	—	10
Pinnacle Financial Partners, Inc.	5	466
Pioneer Bancorp, Inc. (a)	1	13
Piper Sandler Companies	1	374
PJT Partners Inc. - Class A	1	141
Popular, Inc.	6	632
PRA Group, Inc. (a)	4	100
Preferred Bank	2	128
Premier Financial Corporation	3	81
Primerica, Inc.	3	892
Primis Financial Corp.	3	38
Principal Financial Group, Inc.	10	855
ProAssurance Corporation (a)	6	91
PROG Holdings, Inc.	6	279
Prosperity Bancshares, Inc.	7	491
Provident Bancorp Inc. (a)	1	13
Provident Financial Holdings, Inc.	—	6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Provident Financial Services, Inc.	13	239
Prudential Financial, Inc.	15	1,827
QCR Holdings, Inc.	1	72
Radian Group Inc.	15	504
Raymond James Financial, Inc.	8	1,022
Red River Bancshares, Inc.	—	10
Regional Management Corp.	2	59
Regions Financial Corporation	31	730
Reinsurance Group of America, Incorporated	4	852
RenaissanceRe Holdings Ltd	3	696
Renasant Corporation	5	175
Repay Holdings Corporation - Class A (a)	2	15
Republic Bancorp, Inc. - Class A	2	118
RLI Corp.	3	390
Robinhood Markets, Inc. - Class A (a)	26	620
Rocket Companies, Inc. - Class A (a)	13	243
S & T Bancorp, Inc.	4	162
S&P Global Inc.	5	2,604
Safety Insurance Group, Inc.	2	134
Sandy Spring Bancorp, Inc.	5	146
Seacoast Banking Corporation of Florida	4	100
SEI Investments Company	9	614
Selective Insurance Group, Inc.	4	418
ServisFirst Bancshares, Inc.	4	317
Shift4 Payments, LLC - Class A (a) (b)	2	166
Shore Bancshares, Inc.	1	21
Sierra BanCorp	1	42
Simmons First National Corporation - Class A	9	190
SiriusPoint Ltd. (a)	12	165
Skyward Specialty Insurance Group, Inc. (a)	3	141
SLM Corporation	17	391
Smartfinancial, Inc.	1	26
SoFi Technologies, Inc. (a) (b)	14	112
South Plains Financial, Inc.	1	26
Southern First Bancshares, Inc. (a)	1	41
Southern Missouri Bancorp, Inc.	1	32
Southside Bancshares, Inc.	4	130
Southstate Corporation	5	533
State Street Corporation	10	911
Stellar Bancorp, Inc.	1	33
Sterling Bancorp, Inc. (a)	3	12
Stewart Information Services Corporation	3	188
Stifel Financial Corp.	7	627
Stock Yards Bancorp, Inc.	2	119
StoneX Group Inc. (a)	3	226
Synchrony Financial	18	883
Synovus Financial Corp.	10	462
T. Rowe Price Group, Inc.	9	947
Territorial Bancorp Inc.	1	11
Texas Capital Bancshares, Inc. (a)	5	352
TFS Financial Corporation	11	136
The Bancorp, Inc. (a)	5	278
The Carlyle Group, Inc.	13	559
The PNC Financial Services Group, Inc.	10	1,766
The Progressive Corporation	10	2,497
The Western Union Company	27	320
Tiptree Inc.	3	58
Toast, Inc. - Class A (a)	8	237
Tompkins Financial Corporation	2	91
TowneBank	7	221
Tradeweb Markets Inc. - Class A	4	454
Travelers Companies, Inc. , The	12	2,876
TriCo Bancshares	4	151
Triumph Financial, Inc. (a)	2	175
Truist Financial Corporation	27	1,174
Trupanion, Inc. (a)	1	42
Trustco Bank Corp N Y	2	74
Trustmark Corporation	6	177
U.S. Bancorp	36	1,661
UMB Financial Corporation	4	441
United Bankshares, Inc.	12	443
United Community Banks, Inc.	8	230
United Fire Group, Inc.	3	63
Unity Bancorp, Inc.	—	13
Universal Insurance Holdings, Inc.	6	133
Univest Financial Corporation	3	85
Unum Group	12	714
UWM Holdings Corporation - Class A	2	13
Valley National Bancorp	32	288
Velocity Financial Inc. (a)	1	18
Veritex Holdings, Inc.	4	98
Victory Capital Holdings, Inc. - Class A	3	146
Virtu Financial, Inc. - Class A	9	259
Virtus Investment Partners, Inc.	1	168
Visa Inc. - Class A	36	9,881
Voya Financial, Inc.	7	558
W. R. Berkley Corporation	14	812
WAFD, Inc.	7	254
Walker & Dunlop, Inc.	3	375
Washington Trust Bancorp, Inc.	2	66
Waterstone Financial, Inc.	3	48
Webster Financial Corporation	12	556
Wells Fargo & Company	79	4,484
WesBanco, Inc.	6	170
West Bancorporation, Inc.	2	34
Westamerica Bancorporation	3	139
Western Alliance Bancorporation	7	620
Westwood Holdings Group, Inc.	1	11
Wex, Inc. (a)	3	561
White Mountains Insurance Group Ltd	—	329
Willis Towers Watson Public Limited Company	3	945
Wintrust Financial Corporation	4	451
WisdomTree, Inc. (b)	17	173
World Acceptance Corporation (a)	1	107
WSFS Financial Corporation	6	311
Zions Bancorporation, National Association	10	467
Zurich American Corporation	5	332
		221,594
Industrials 13.2%
3M Company	11	1,465
A. O. Smith Corporation	8	687
AAON, Inc.	4	484
AAR Corp. (a)	3	228
ABM Industries Incorporated	5	246
ACCO Brands Corporation	11	63
Acuity Brands, Inc.	2	559
ACV Auctions Inc. - Class A (a)	9	192
Advanced Drainage Systems, Inc.	5	856
AECOM	5	562
AeroVironment, Inc. (a)	1	277
AGCO Corporation	6	626
Air Lease Corporation - Class A	10	461
Air Transport Services Group, Inc. (a)	7	113
Alamo Group Inc.	1	146
Alaska Air Group, Inc. (a)	9	394
Albany International Corp. - Class A	2	181
Alight, Inc. - Class A (a)	12	90
Allegiant Travel Company	1	31
Allegion Public Limited Company	5	695
Allient Inc.	2	35
Allison Systems, Inc.	8	750
Alta Equipment Group Inc. - Class A	2	14
Ameresco, Inc. - Class A (a)	1	43
American Airlines Group Inc. (a)	23	261
American Woodmark Corporation (a)	1	112
AMETEK, Inc.	7	1,269
API Group Corporation (a)	14	463
Apogee Enterprises, Inc.	4	245
Applied Industrial Technologies, Inc.	3	645
Arcbest Corporation	2	208
Arcosa, Inc.	4	362
Argan, Inc.	2	167
Armstrong World Industries, Inc.	3	426
Array Tech, Inc. (a)	3	20
Astec Industries, Inc.	2	54
Astronics Corporation (a)	2	43
Astronics Corporation - Class B (a)	1	29
Atkore Inc.	4	371
ATMUS Filtration Technologies Inc.	1	25

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Automatic Data Processing, Inc.	11	3,092
Avis Budget Group, Inc.	2	195
Axon Enterprise, Inc. (a)	1	557
AZZ Inc.	3	215
Barnes Group Inc.	5	185
Barrett Business Services, Inc.	5	175
Beacon Roofing Supply, Inc. (a)	7	625
Blue Bird Global Corporation (a)	1	42
BlueLinx Holdings Inc. (a)	1	121
Boeing Company, The (a)	12	1,759
Boise Cascade Company	5	639
Booz Allen Hamilton Holding Corporation - Class A	5	860
Bowman Consulting Group Ltd. (a)	1	32
Brady Corporation - Class A	4	316
BrightView Holdings, Inc. (a)	7	108
Brink's Company, The	3	324
Broadridge Financial Solutions, Inc.	4	916
Builders FirstSource, Inc. (a)	10	1,936
BWXT Government Group, Inc.	6	607
C.H. Robinson Worldwide, Inc.	6	682
Caci International Inc. - Class A (a)	2	792
Cadeler A/S - ADR (a)	1	24
Cadre Holdings, Inc.	1	23
Carlisle Companies Incorporated	3	1,140
Carrier Global Corporation	22	1,746
Casella Waste Systems, Inc. - Class A (a)	3	288
Caterpillar Inc.	11	4,428
CBIZ, Inc. (a)	4	270
CECO Environmental Corp. (a)	3	90
Chart Industries, Inc. (a)	1	82
Cimpress Public Limited Company (a)	2	146
Cintas Corporation	9	1,934
Civeo Corporation	1	18
Clarivate PLC (a)	24	170
Clean Harbors, Inc. (a)	5	1,249
CNH Industrial N.V.	6	69
Columbus McKinnon Corporation	2	86
Comfort Systems USA, Inc.	2	875
Commercial Vehicle Group, Inc. (a)	5	15
Concrete Pumping Holdings, Inc. (a)	1	7
Conduent Incorporated (a)	15	59
Construction Partners, Inc. - Class A (a)	3	241
Copa Holdings, S.A. - Class A	3	238
Copart, Inc. (a)	14	734
Core & Main, Inc. - Class A (a)	8	366
Costamare Inc.	8	126
Covenant Logistics Group, Inc. - Class A	2	118
CRA International, Inc.	1	188
Crane Company	5	730
CSG Systems International, Inc.	3	164
CSW Industrials, Inc.	1	487
CSX Corporation	54	1,852
Cummins Inc.	6	1,911
Curtiss-Wright Corporation	2	810
Dayforce, Inc. (a)	4	271
Deere & Company	9	3,839
Delta Air Lines, Inc.	37	1,877
Deluxe Corporation	5	91
Distribution Solutions Group, Inc. (a)	1	38
DNOW Inc. (a)	13	171
Donaldson Company, Inc.	7	508
Douglas Dynamics, Inc.	3	78
Dover Corporation	5	985
Driven Brands Holdings Inc. (a)	2	34
Ducommun Incorporated (a)	1	85
Dun & Bradstreet Holdings, Inc.	13	148
DXP Enterprises, Inc. (a)	2	96
Dycom Industries, Inc. (a)	2	450
Eaton Corporation Public Limited Company	7	2,224
EMCOR Group, Inc.	3	1,264
Emerson Electric Co.	9	1,013
Energy Recovery, Inc. (a)	4	74
Enerpac Tool Group Corp. - Class A	5	204
EnerSys	3	331
Ennis, Inc.	3	79
Enpro Inc.	2	347
Enviri Corporation (a)	8	80
Equifax Inc.	3	907
ESAB Corporation	3	354
ESCO Technologies Inc.	2	251
ExlService Holdings, Inc. (a)	8	324
Expeditors International of Washington, Inc. - Class A	7	856
Exponent, Inc.	3	294
Fastenal Company	20	1,453
Federal Signal Corporation	4	346
FedEx Corporation	8	2,143
Ferguson Enterprises Inc.	6	1,233
First Advantage Corporation (a)	4	76
Flowserve Corporation	9	461
Fluence Energy, Inc. - Class A (a) (b)	6	134
Fluor Corporation (a)	8	369
Forrester Research, Inc. (a)	2	30
Fortive Corporation	11	844
Fortune Brands Innovations, Inc.	8	722
Franklin Covey Co. (a)	1	45
Franklin Electric Co., Inc.	4	373
FTAI Infrastructure Inc.	4	40
FTI Consulting, Inc. (a)	2	517
FuelCell Energy, Inc. (a)	13	5
Gates Industrial Corporation PLC (a)	5	92
GATX Corporation	3	375
GE Vernova Inc. (a)	4	1,070
Genco Shipping & Trading Limited	1	15
Gencor Industries, Inc. (a)	1	11
Generac Holdings Inc. (a)	2	279
General Dynamics Corporation	5	1,597
General Electric Company	17	3,134
Genpact Limited	12	463
Gibraltar Industries, Inc. (a)	2	171
Global Industrial Company	3	109
GMS Inc. (a)	2	220
Gorman- Rupp Company, The	2	95
Graco Inc.	7	649
GrafTech International Ltd. (a)	12	16
Graham Corporation (a)	—	12
Granite Construction Incorporated	5	414
Great Lakes Dredge & Dock Corporation (a)	7	77
Griffon Corporation	3	217
GXO Logistics Inc. (a)	8	439
H&E Equipment Services, Inc.	3	170
Hayward Holdings, Inc. (a)	3	48
Healthcare Services Group, Inc. (a)	5	56
Heartland Express, Inc.	9	115
HEICO Corporation	2	414
HEICO Corporation - Class A	2	387
Heidrick & Struggles International, Inc.	2	85
Helios Technologies, Inc.	2	103
Herc Holdings Inc.	3	470
Hertz Global Holdings, Inc. (a) (b)	22	73
Hexcel Corporation	4	264
Hillenbrand, Inc.	5	152
Hillman Solutions Corp. - Class A (a)	11	118
HNI Corporation	4	241
Honeywell International Inc.	16	3,392
Howmet Aerospace Inc.	10	1,047
Hub Group, Inc. - Class A	6	280
Hubbell Incorporated	2	661
Hudson Global, Inc. (a)	—	1
Hudson Technologies, Inc. (a)	8	69
Huntington Ingalls Industries, Inc.	3	740
Hurco Companies, Inc.	—	7
Huron Consulting Group Inc. (a)	2	190
Hyster-Yale, Inc. - Class A	1	71
IBEX Limited (a)	1	17
ICF International, Inc.	2	280
IDEX Corporation	2	467
IES Holdings, Inc. (a)	2	414
Illinois Tool Works Inc.	8	2,140
Ingersoll Rand Inc.	13	1,311

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Insperity, Inc.	1	130
Insteel Industries, Inc.	2	65
Interface, Inc. - Class A	8	158
ITT Inc.	6	829
J.B. Hunt Transport Services, Inc.	6	1,016
Jacobs Solutions Inc.	4	568
Janus International Group, Inc. (a)	2	21
JELD-WEN Holding, Inc. (a)	9	135
JetBlue Airways Corporation (a)	28	181
John Bean Technologies Corporation	2	231
Johnson Controls International Public Limited Company	12	926
Kadant Inc.	1	231
KBR, Inc.	9	559
Kelly Services, Inc. - Class A	4	76
Kennametal Inc.	8	209
Kforce Inc.	3	165
Kirby Corporation (a)	5	562
Knight-Swift Transportation Holdings Inc. - Class A	10	531
Korn Ferry	5	392
Kratos Defense & Security Solutions, Inc. (a)	8	175
L. B. Foster Company (a)	1	20
L3Harris Technologies, Inc.	6	1,341
Landstar System, Inc.	2	398
Leidos Holdings, Inc.	6	947
Lennox International Inc.	1	885
Leonardo DRS, Inc. (a)	1	24
Lincoln Electric Holdings, Inc.	3	541
Lindsay Corporation	1	98
Liquidity Services, Inc. (a)	4	92
Lockheed Martin Corporation	7	3,839
LSI Industries Inc.	1	19
Luxfer Holdings PLC	2	20
Lyft, Inc. - Class A (a)	9	118
ManpowerGroup Inc.	4	269
Marten Transport, Ltd.	7	119
Masco Corporation	7	626
MasTec, Inc. (a)	5	657
Masterbrand, Inc. (a)	11	212
Matrix Service Company (a)	3	37
Matson Intermodal - Paragon, Inc.	4	524
Matthews International Corporation - Class A	3	79
Maximus, Inc.	4	393
Mayville Engineering Company, Inc. (a)	1	20
McGrath RentCorp	2	223
MDU Resources Group, Inc.	16	430
Mercury Systems, Inc. (a)	3	112
Middleby Corporation, The (a)	3	458
Miller Industries, Inc.	1	77
Millerknoll, Inc.	8	201
Mine Safety Appliances Company, LLC	2	352
Mistras Group, Inc. (a)	3	29
Monocle Acquisition Corporation (a)	2	12
Montrose Environmental Group, Inc. (a)	2	40
MOOG Inc. - Class A	2	466
MRC Global Inc. (a)	10	121
MSC Industrial Direct Co., Inc. - Class A	4	346
Mueller Industries, Inc.	9	641
Mueller Water Products, Inc. - Class A	10	223
MYR Group Inc. (a)	2	162
N L Industries, Inc.	1	7
National Presto Industries, Inc.	1	47
Nextracker LLC - Class A (a)	1	47
NN, Inc. (a)	3	11
Nordson Corporation	1	388
Norfolk Southern Corporation	5	1,295
Northrop Grumman Corporation	3	1,337
Northwest Pipe Company (a)	1	45
NV5 Global, Inc. (a)	1	128
Nvent Electric Public Limited Company	11	751
Old Dominion Freight Line, Inc.	5	983
Omega Flex, Inc.	—	5
Openlane, Inc. (a)	12	200
Orion Group Holdings, Inc. (a)	2	9
Oshkosh Corporation	5	457
Otis Worldwide Corporation	10	1,087
Owens Corning	7	1,302
P.A.M. Transportation Services, Inc. (a)	1	22
PACCAR Inc	15	1,462
Pangaea Logistics Solutions Ltd.	3	24
Park Aerospace Technologies Corp.	2	28
Parker-Hannifin Corporation	3	1,744
Park-Ohio Holdings Corp.	1	40
Parsons Corporation (a)	6	603
Paychex, Inc.	8	1,125
Paycom Software, Inc.	2	285
Paycor HCM, Inc. (a)	2	31
Paylocity Holding Corporation (a)	1	207
Pentair Public Limited Company	10	1,013
Plug Power Inc. (a) (b)	24	53
Powell Industries, Inc.	1	236
Preformed Line Products Company	—	24
Primoris Services Corporation	6	329
Proto Labs, Inc. (a)	2	52
Quad/Graphics, Inc. - Class A	4	20
Quanex Building Products Corporation	4	100
Quanta Services, Inc.	5	1,529
Radiant Logistics, Inc. (a)	3	22
RBC Bearings Incorporated (a)	1	429
Regal Rexnord Corporation	4	592
Republic Services, Inc.	7	1,423
Resideo Technologies, Inc. (a)	13	264
Resources Connection, Inc.	4	43
REV Group, Inc.	7	183
Robert Half Inc.	8	553
Rockwell Automation, Inc.	4	992
Rollins, Inc.	11	552
RTX Corporation	24	2,931
Rush Enterprises, Inc. - Class A	5	267
Rush Enterprises, Inc. - Class B	1	33
RXO Inc (a)	7	186
Ryder System, Inc.	5	713
Saia, Inc. (a)	1	535
Schneider National, Inc. - Class B	3	98
Science Applications International Corporation	4	548
Sensata Technologies Holding PLC	12	429
Shoals Technologies Group, Inc. - Class A (a)	2	13
Shyft Group, Inc.	3	36
SIFCO Industries, Inc. (a)	—	1
Simpson Manufacturing Co., Inc.	3	585
SiteOne Landscape Supply, Inc. (a)	2	375
SkyWest, Inc. (a)	5	420
Snap-on Incorporated	2	619
Southwest Airlines Co.	20	584
Spirit Airlines, Inc. (b)	9	22
SPX Technologies, Inc. (a)	3	440
SS&C Technologies Holdings, Inc.	10	709
Standex International Corporation	1	187
Stanley Black & Decker, Inc.	6	695
Steelcase Inc. - Class A	9	125
Stericycle, Inc. (a)	6	379
Sterling Check Corp. (a)	1	19
Sterling Infrastructure, Inc. (a)	3	394
Stratasys, Inc. (a)	5	43
Sunrun Inc. (a)	15	270
Symbotic Inc. - Class A (a) (b)	1	23
Taskus, Inc. - Class A (a)	1	6
Tecnoglass Inc. (b)	3	234
Tennant Company	2	158
Terex Corporation	5	277
Tetra Tech, Inc.	15	717
Textron Inc.	8	712
The AZEK Company Inc. - Class A (a)	9	405
The Greenbrier Companies, Inc.	3	147
The Manitowoc Company, Inc. (a)	4	35
The Timken Company	5	388
Thermon Group Holdings, Inc. (a)	3	80
Titan International, Inc. (a)	6	50
Titan Machinery Inc. (a)	1	18
Toro Company, The	5	429

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Trane Technologies Public Limited Company	5	1,997
Transcat, Inc. (a)	—	56
TransDigm Group Incorporated	1	1,580
TransUnion	8	798
Trex Company, Inc. (a)	7	447
Trinet Group, Inc.	2	180
Trinity Industries, Inc.	9	297
TrueBlue, Inc. (a)	6	46
TTEC Holdings, Inc.	5	27
Tutor Perini Corporation (a)	8	210
Twin Disc, Incorporated	1	15
Uber Technologies, Inc. (a)	18	1,332
UFP Industries, Inc.	5	639
U-Haul Holding Company (a) (b)	1	87
U-Haul Holding Company - Series N	8	604
Ultralife Corporation (a)	—	2
Unifirst Corporation	1	196
Union Pacific Corporation	16	3,877
United Airlines Holdings, Inc. (a)	20	1,144
United Parcel Service, Inc. - Class B	22	2,971
United Rentals, Inc.	3	2,462
Universal Logistics Holdings, Inc.	2	98
V2X, Inc. (a)	1	71
Valmont Industries, Inc.	1	399
Veralto Corporation	4	439
Verisk Analytics, Inc.	5	1,390
Vertiv Holdings Co - Class A	6	640
Vestis Corporation	8	115
Viad Corp (a)	2	77
Vicor Corporation (a)	1	59
Vm Consolidated, Inc. - Class A (a)	10	273
VSE Corporation	1	99
W.W. Grainger, Inc.	2	1,901
Wabash National Corporation	7	142
Waste Management, Inc.	12	2,459
Watsco, Inc.	1	557
Watts Water Technologies, Inc. - Class A	2	446
Werner Enterprises, Inc.	6	215
WESCO International, Inc.	4	666
Westinghouse Air Brake Technologies Corporation	6	1,175
Willdan Group, Inc. (a)	1	40
Willis Lease Finance Corporation	—	35
Willscot Holdings Corporation - Class A (a)	14	523
Woodward, Inc.	4	612
XPO, Inc. (a)	8	826
Xylem Inc.	7	903
Zurn Elkay Water Solutions Corporation	3	99
		191,033
Consumer Discretionary 11.3%
1-800-Flowers.com, Inc. - Class A (a)	4	28
Abercrombie & Fitch Co. - Class A (a)	4	564
Academy Sports & Outdoors, Inc.	6	354
Acushnet Holdings Corp.	5	310
Adient Public Limited Company (a)	6	127
ADT, Inc.	36	262
Adtalem Global Education Inc. (a)	4	322
Advance Auto Parts, Inc.	4	146
Airbnb, Inc. - Class A (a)	5	592
A-Mark Precious Metals, Inc. (b)	1	34
Amazon.com, Inc. (a)	186	34,702
American Axle & Manufacturing Holdings, Inc. (a)	12	77
American Eagle Outfitters, Inc.	17	391
American Outdoor Brands, Inc. (a)	2	15
American Public Education, Inc. (a)	2	28
America's Car Mart, Inc. (a)	1	41
Aptiv PLC (a)	8	562
Aramark	15	598
Arhaus, Inc. - Class A	3	39
ARKO Corp. - Class A	3	21
Asbury Automotive Group, Inc. (a)	2	424
Autoliv, Inc.	8	704
AutoNation, Inc. (a)	5	868
AutoZone, Inc. (a)	—	1,153
Bassett Furniture Industries, Incorporated	1	7
Bath & Body Works, Inc.	12	374
Beazer Homes USA, Inc. (a)	5	165
Best Buy Co., Inc.	13	1,341
Beyond, Inc. (a)	2	16
Big 5 Sporting Goods Corporation	2	5
Biglari Holdings Inc. - Class A (a)	—	9
Biglari Holdings Inc. - Class B (a)	—	19
BJ's Restaurants, Inc. (a)	2	62
Bloomin' Brands, Inc.	5	82
Booking Holdings Inc.	1	3,029
Boot Barn Holdings, Inc. (a)	2	371
BorgWarner Inc.	16	592
Boyd Gaming Corporation	4	274
Bright Horizons Family Solutions, Inc. (a)	3	366
Brinker International, Inc. (a)	3	206
Brunswick Corporation	7	591
Build-A-Bear Workshop, Inc.	2	71
Burlington Stores, Inc. (a)	2	635
Caesars Entertainment, Inc. (a)	7	293
Caleres, Inc.	5	159
Camping World Holdings, Inc. - Class A	4	89
Capri Holdings Limited (a)	11	456
CarMax, Inc. (a)	6	444
Carnival Corporation (a)	35	650
CarParts.com, Inc. (a)	2	2
Carriage Services, Inc.	2	69
Carter's, Inc.	2	158
Carvana Co. - Class A (a)	3	501
CAVA Group, Inc. (a)	2	230
Cavco Industries, Inc. (a)	1	284
Century Communities, Inc.	3	350
Cheesecake Factory Incorporated, The	6	240
Chegg, Inc. (a)	4	8
Chewy, Inc. - Class A (a)	3	74
Chipotle Mexican Grill, Inc. (a)	33	1,930
Choice Hotels International, Inc. (b)	2	304
Churchill Downs Incorporated	4	560
Chuy's Holdings, Inc. (a)	2	69
Citi Trends, Inc. (a) (b)	2	34
Columbia Sportswear Company	4	299
Container Store Group, Inc. The (a) (b)	—	2
Cooper-Standard Holdings Inc. (a)	3	42
Coupang, Inc. - Class A (a)	12	305
Coursera, Inc. (a)	4	31
Cracker Barrel Old Country Store, Inc. (b)	2	84
Crocs, Inc. (a)	3	398
Culp, Inc. (a)	2	10
D.R. Horton, Inc.	10	1,821
Dana Incorporated	12	125
Darden Restaurants, Inc.	5	878
Dave & Buster's, Inc. (a)	4	142
Deckers Outdoor Corporation (a)	5	864
Denny's Corporation (a)	4	26
Designer Brands Inc. - Class A (b)	8	62
Destination XL Group, Inc. (a)	4	13
Dick's Sporting Goods, Inc.	3	696
Dillard's, Inc. - Class A (b)	2	577
Dine Brands Global, Inc.	1	39
DK Crown Holdings Inc. - Class A (a)	9	340
Domino's Pizza, Inc.	1	363
DoorDash, Inc. - Class A (a)	5	710
Dorman Products, Inc. (a)	2	258
Dream Finders Homes, Inc. - Class A (a)	2	89
Duluth Holdings Inc. - Class B (a)	3	10
Duolingo, Inc. - Class A (a)	1	191
Dutch Bros Inc. - Class A (a)	1	32
eBay Inc.	28	1,854
El Pollo Loco Holdings, Inc. (a)	2	23
Escalade, Incorporated	1	13
Ethan Allen Interiors Inc.	3	108
ETSY, Inc. (a)	4	240
Expedia Group, Inc. (a)	3	436
FIGS, Inc. - Class A (a)	9	60
First Watch Restaurant Group, Inc. (a) (b)	3	49
Five Below, Inc. (a)	3	279

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Flexsteel Industries, Inc.	1	33
Floor & Decor Holdings, Inc. - Class A (a)	6	726
Foot Locker, Inc.	6	144
Ford Motor Company	129	1,361
Fossil Group, Inc. (a)	5	6
Fox Factory Holding Corp. (a)	3	129
Frontdoor, Inc. (a)	6	271
GameStop Corp. - Class A (a)	2	37
Gap, Inc., The	30	659
Garmin Ltd.	6	1,075
Garrett Motion Inc. (a)	3	24
General Motors Company	41	1,816
Genesco Inc. (a)	2	61
Gentex Corporation	15	442
Gentherm Incorporated (a)	3	117
Genuine Parts Company	6	863
G-III Apparel Group, Ltd. (a)	5	166
Gopro Inc. - Class A (a)	8	11
Graham Holdings Co., Ltd. - Class B	—	334
Grand Canyon Education, Inc. (a)	2	230
Green Brick Partners, Inc. (a)	3	220
Group 1 Automotive, Inc.	1	480
Guess ?, Inc. (b)	8	157
H & R Block, Inc.	9	552
Hamilton Beach Brands Holding Company - Class A	1	30
Hanesbrands Inc. (a)	31	225
Harley-Davidson, Inc.	11	405
Hasbro, Inc.	7	483
Haverty Furniture Companies, Inc.	2	43
Helen of Troy Limited (a)	2	115
Hilton Grand Vacations Inc. (a)	2	76
Hilton Worldwide Holdings Inc.	5	1,166
Home Depot, Inc. , The	24	9,581
Hooker Furnishings Corporation	1	24
Hovnanian Enterprises, Inc. - Class A (a)	1	108
Hyatt Hotels Corporation - Class A	2	285
Installed Building Products, Inc.	2	523
iRobot Corporation (a)	2	19
Jack in the Box Inc.	1	63
Johnson Outdoors Inc. - Class A	1	35
KB Home	7	615
Kohl's Corporation (b)	10	209
Kontoor Brands, Inc.	3	280
Lakeland Industries, Inc.	—	3
Lands' End, Inc. (a)	2	26
Las Vegas Sands Corp.	10	487
Laureate Education, Inc. - Class A	15	256
La-Z-Boy Incorporated	3	113
LCI Industries	2	282
Lear Corporation	4	439
Leggett & Platt, Incorporated	12	164
Lennar Corporation - Class A	8	1,484
Lennar Corporation - Class B	1	182
Leslie's, Inc. (a)	3	9
Levi Strauss & Co. - Class A	9	202
LGI Homes, Inc. (a)	2	258
Life Time Group Holdings, Inc. (a)	6	145
Lifetime Brands, Inc.	1	7
Light & Wonder, Inc. (a)	5	447
Lithia Motors, Inc. - Class A	2	717
LKQ Corporation	10	384
Lovesac Company, The (a)	1	37
Lowe`s Companies, Inc.	12	3,194
Lucid Group, Inc. (a)	13	44
Lululemon Athletica Inc. (a)	3	809
M/I Homes, Inc. (a)	2	376
Macy's, Inc.	29	458
Malibu Boats, Inc. - Class A (a)	2	63
Marine Products Corporation	2	17
MarineMax, Inc. (a)	3	99
Marriott International, Inc. - Class A	5	1,227
Marriott Vacations Worldwide Corporation	2	142
MasterCraft Boat Holdings, Inc. (a)	1	15
Mattel, Inc. (a)	23	437
McDonald's Corporation	15	4,449
Meritage Homes Corporation	2	485
MGM Resorts International (a)	9	351
Mister Car Wash, Inc. (a) (b)	14	92
Modine Manufacturing Company (a)	4	590
Mohawk Industries, Inc. (a)	3	428
Monarch Casino & Resort, Inc.	1	55
Monro, Inc.	3	81
Motorcar Parts of America, Inc. (a)	2	14
Movado Group, Inc.	1	20
Murphy USA Inc.	2	751
Nathan's Famous, Inc.	1	49
National Vision Holdings, Inc. (a)	5	53
Newell Brands Inc.	19	150
NIKE, Inc. - Class B	28	2,448
Nishka, Inc. - Class A (a)	3	38
Nordstrom, Inc.	12	272
Norwegian Cruise Line Holdings Ltd. (a)	8	169
NVR, Inc. (a)	—	1,864
Ollie's Bargain Outlet Holdings, Inc. (a)	4	356
OneSpaWorld Holdings Limited	7	114
O'Reilly Automotive, Inc. (a)	1	1,396
Oxford Industries, Inc.	1	125
Papa John's International, Inc.	2	114
Patrick Industries, Inc.	2	299
PENN Entertainment, Inc. (a)	6	122
Penske Automotive Group, Inc.	3	525
Perdoceo Education Corporation	9	202
PetMed Express, Inc. (a) (b)	2	8
Phinia Inc.	4	180
Planet Fitness, Inc. - Class A (a)	5	408
Playa Hotels & Resorts N.V. (a)	13	100
Polaris Inc.	5	452
Pool Corporation	1	522
Potbelly Corporation (a)	2	17
PulteGroup, Inc.	15	2,086
Purple Innovation, Inc.	5	5
PVH Corp.	5	483
Quantumscape Battery, Inc. - Class A (a)	3	17
Qurate Retail, Inc. - Series A (a)	37	22
Ralph Lauren Corporation - Class A	4	736
Red Robin Gourmet Burgers, Inc. (a) (b)	1	6
Red Rock Resorts, Inc. - Class A	3	179
Revolve Group Inc. - Class A (a)	1	28
RH (a)	1	282
Rivian Automotive, Inc. - Class A (a) (b)	16	185
Rocky Brands, Inc.	1	19
Ross Stores, Inc.	10	1,532
Royal Caribbean Cruises Ltd.	8	1,438
Sally Beauty Holdings, Inc. (a)	6	78
Service Corporation International	11	865
Shake Shack, Inc. - Class A (a)	3	259
SharkNinja, Inc.	6	644
Shoe Carnival, Inc.	3	152
Signet Jewelers Limited	4	396
Six Flags Entertainment Corporation	2	97
Skechers U.S.A., Inc. - Class A (a)	9	633
Skyline Champion Corporation (a)	4	387
Sleep Number Corporation (a)	1	26
Smith & Wesson Brands, Inc.	6	83
Sonic Automotive, Inc. - Class A	3	181
Sonos, Inc. (a)	6	69
Sportsman's Warehouse Holdings, Inc. (a)	3	8
Standard Motor Products, Inc.	2	79
Starbucks Corporation	23	2,259
Steven Madden, Ltd.	6	311
Stitch Fix, Inc. - Class A (a)	1	2
Stoneridge, Inc. (a)	3	35
Strategic Education, Inc.	1	127
Strattec Security Corporation (a)	—	10
Stride, Inc. (a)	5	389
Superior Group of Companies, Inc.	1	15
Sweetgreen, Inc. - Class A (a)	3	120
Tapestry, Inc.	21	975
Taylor Morrison Home II Corporation - Class A (a)	9	604

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Tempur Sealy International, Inc.	7	385
Tesla Inc. (a)	24	6,289
Texas Roadhouse, Inc. - Class A	4	735
The Buckle, Inc.	6	248
The Cato Corporation - Class A	2	11
The Goodyear Tire & Rubber Company (a)	25	219
The ODP Corporation (a)	4	129
The One Group Hospitality, Inc. (a)	2	6
The Wendy's Company	16	279
Thor Industries, Inc.	4	478
Tile Shop Holdings, Inc. (a)	7	46
Tilly's, Inc. - Class A (a)	1	6
TJX Companies, Inc., The	36	4,190
Toll Brothers, Inc.	8	1,221
TopBuild Corp. (a)	2	983
Topgolf Callaway Brands Corp. (a)	14	151
Tractor Supply Company	5	1,339
Travel + Leisure Co.	4	191
TRI Pointe Homes Holdings, Inc. (a)	8	347
Ulta Beauty, Inc. (a)	2	849
Under Armour, Inc. - Class A (a)	11	99
Under Armour, Inc. - Class C (a)	14	116
Unifi, Inc. (a)	2	16
United Parks And Resorts Inc. (a)	3	156
Universal Electronics Inc. (a)	1	8
Universal Technical Institute, Inc. (a)	2	27
Upbound Group, Inc.	6	178
Urban Outfitters, Inc. (a)	7	277
V.F. Corporation	17	333
Vail Resorts, Inc.	3	442
Valvoline, Inc. (a)	6	270
Vera Bradley, Inc. (a)	3	17
Victoria's Secret & Co. (a)	5	126
Vista Outdoor Inc. (a)	5	183
Visteon Corporation (a)	1	114
Vitamin Oldco Holdings, Inc. (a) (d)	7	—
Vizio Holding Corp. - Class A (a) (b)	7	75
VOXX International Corporation - Class A (a) (b)	2	12
Warby Parker Inc. - Class A (a)	2	38
Weyco Group, Inc.	1	32
Whirlpool Corporation	3	332
Williams-Sonoma, Inc.	8	1,296
Wingstop Inc.	1	402
Winmark Corporation	—	95
Winnebago Industries, Inc.	2	127
Worthington Industries, Inc.	4	162
Wyndham Hotels & Resorts, Inc.	7	544
Wynn Resorts, Limited	3	299
YETI Holdings, Inc. (a)	5	194
Yum! Brands, Inc.	7	934
Zumiez Inc. (a)	2	47
		163,846
Health Care 10.6%
10X Genomics, Inc. - Class A (a)	1	32
Abbott Laboratories	30	3,473
AbbVie Inc.	44	8,689
Acadia Healthcare Company, Inc. (a)	6	361
Accolade, Inc. (a)	8	32
Accuray Incorporated (a)	6	10
AdaptHealth LLC - Class A (a)	11	129
Adaptive Biotechnologies Corporation (a) (b)	4	18
Addus HomeCare Corporation (a)	1	148
Adicet Therapeutics, Inc. (a)	7	10
ADMA Biologics, Inc. (a)	7	146
Adverum Biotechnologies, Inc. (a)	1	7
Agilent Technologies, Inc.	7	1,068
Agilon Health Management, Inc. (a)	8	31
Aldeyra Therapeutics, Inc. (a)	4	22
Alector, Inc. (a)	5	25
Align Technology, Inc. (a)	1	340
Alkermes Public Limited Company (a)	9	253
Allakos Inc. (a)	—	—
Allogene Therapeutics, Inc. (a)	13	37
Alnylam Pharmaceuticals, Inc. (a)	3	926
Amedisys, Inc. (a)	2	213
American Well Corporation - Class A (a)	—	3
Amgen Inc.	14	4,597
AMN Healthcare Services, Inc. (a)	4	157
Amneal Pharmaceuticals, Inc. - Class A (a)	5	41
AngioDynamics, Inc. (a)	4	35
ANI Pharmaceuticals, Inc. (a)	1	47
Anika Therapeutics, Inc. (a)	1	37
Arcellx Inc. (a)	—	26
Arcturus Therapeutics Holdings Inc. (a)	3	67
Arcus Biosciences, Inc. (a)	6	85
Artivion, Inc. (a)	3	74
Assertio Holdings, Inc. (a)	—	1
Astrana Health, Inc. (a)	2	115
AtriCure, Inc. (a)	2	48
Avanos Medical, Inc. (a)	5	109
Avantor, Inc. (a)	20	526
Avidity Biosciences, Inc. (a)	2	107
AxoGen, Inc. (a)	5	75
Axonics, Inc. (a)	1	95
Azenta, Inc. (a)	2	76
Baxter International Inc.	16	604
Beam Therapeutics Inc. (a)	3	80
Becton, Dickinson and Company	5	1,115
Biogen Inc. (a)	4	687
BioLife Solutions, Inc. (a)	2	51
BioMarin Pharmaceutical Inc. (a)	6	396
Bio-Rad Laboratories, Inc. - Class A (a)	1	314
Bio-Techne Corporation	4	284
Bluebird Bio, Inc. (a) (b)	4	2
Boston Scientific Corporation (a)	25	2,109
Bristol-Myers Squibb Company	65	3,353
Brookdale Senior Living Inc. (a)	23	154
Bruker Corporation	6	435
C4 Therapeutics, Inc. (a)	7	40
Cardinal Health, Inc.	6	674
Castle Biosciences, Inc. (a)	1	21
Catalent, Inc. (a)	6	347
Catalyst Pharmaceuticals, Inc. (a)	7	149
Cencora, Inc.	6	1,257
Centene Corporation (a)	16	1,226
Certara, Inc. (a)	11	125
Charles River Laboratories International, Inc. (a)	2	422
Chemed Corporation	1	523
Cogent Biosciences, Inc. (a)	2	19
Collegium Pharmaceutical, Inc. (a)	2	66
Community Health Systems, Inc. (a)	12	71
CONMED Corporation	2	111
Corcept Therapeutics Incorporated (a)	6	269
CorVel Corporation (a)	1	381
Cross Country Healthcare, Inc. (a)	2	32
Cryoport, Inc. (a)	2	17
Cumberland Pharmaceuticals, Inc. (a)	1	1
CVS Health Corporation	32	1,996
Danaher Corporation	11	2,969
DaVita Inc. (a)	4	617
Day One Biopharmaceuticals, Inc. (a)	1	17
Denali Therapeutics Inc. (a)	5	156
Dentsply Sirona Inc.	14	379
DexCom, Inc. (a)	5	361
Doximity, Inc. - Class A (a)	3	114
Dynavax Technologies Corporation (a)	4	50
Edgewise Therapeutics, Inc. (a)	1	31
Editas Medicine, Inc. (a)	2	6
Edwards Lifesciences Corporation (a)	12	769
Elanco Animal Health Incorporated (a)	23	344
Elevance Health, Inc.	5	2,648
Eli Lilly and Company	17	15,297
Embecta Corp.	1	13
Emergent BioSolutions Inc. (a)	4	34
Enanta Pharmaceuticals, Inc. (a)	2	16
Encompass Health Corporation	8	760
Enhabit Inc. (a)	4	31
Enovis Corporation (a)	3	143
Envista Holdings Corporation (a)	8	152

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Enzo Biochem, Inc. (a)	4	4
Evolent Health, Inc. - Class A (a)	6	169
Exact Sciences Corporation (a)	7	453
Exelixis, Inc. (a)	21	546
Fate Therapeutics, Inc. (a)	2	5
Fortrea Holdings Inc. (a)	4	82
Fulcrum Therapeutics, Inc. (a)	2	8
Fulgent Genetics, Inc. (a)	1	31
GE HealthCare Technologies Inc.	14	1,328
Generation Bio Co. (a)	2	6
Gilead Sciences, Inc.	41	3,459
Globus Medical, Inc. - Class A (a)	1	53
GoodRx Holdings, Inc. - Class A (a)	3	23
Grail, Inc. (a) (b)	1	9
Haemonetics Corporation (a)	3	280
Halozyme Therapeutics, Inc. (a)	6	371
Harmony Biosciences Holdings Inc. (a)	2	69
Harvard Bioscience, Inc. (a)	2	4
HCA Healthcare, Inc.	4	1,632
Health Catalyst, Inc. (a)	1	10
HealthEquity, Inc. (a)	5	385
Healthstream, Inc.	2	61
Henry Schein, Inc. (a)	6	407
Hims & Hers Health, Inc. - Class A (a)	3	51
Hologic, Inc. (a)	7	572
Horizon Orphan LLC (a)	2	3
Humana Inc.	3	889
Icon Public Limited Company (a)	—	51
ICU Medical, Inc. (a)	—	55
IDEXX Laboratories, Inc. (a)	2	1,195
Illumina, Inc. (a)	4	521
Immunovant, Inc. (a)	—	8
Inari Medical, Inc. (a)	2	75
Incyte Corporation (a)	6	411
Innoviva, Inc. (a)	12	230
Inogen, Inc. (a)	1	12
Insmed Incorporated (a)	4	311
Inspire Medical Systems, Inc. (a)	—	59
Insulet Corporation (a)	1	315
Integer Holdings Corporation (a)	3	376
Integra LifeSciences Holdings Corporation (a)	5	93
Intellia Therapeutics, Inc. (a)	3	60
Intuitive Surgical, Inc. (a)	4	2,141
IQVIA Holdings Inc (a)	7	1,583
Iradimed Corp.	—	22
Jazz Pharmaceuticals Public Limited Company (a)	4	422
Johnson & Johnson	59	9,635
KalVista Pharmaceuticals Inc. (a)	2	22
Kiniksa Pharmaceuticals International, PLC - Class A (a)	1	25
Kodiak Sciences Inc. (a)	3	7
Krystal Biotech, Inc. (a)	2	297
Kymera Therapeutics, Inc. (a)	1	43
Labcorp Holdings Inc.	3	626
Lantheus Holdings, Inc. (a)	3	323
LeMaitre Vascular, Inc.	2	149
Lensar, Inc. (a)	—	2
Ligand Pharmaceuticals Incorporated (a)	1	125
LivaNova PLC (a)	4	186
Lumos Pharma, Inc. (a)	—	1
MacroGenics, Inc. (a)	3	10
MannKind Corporation (a)	4	27
Maravai LifeSciences Holdings, Inc. - Class A (a)	5	41
Masimo Corporation (a)	3	419
McKesson Corporation	3	1,356
Medpace Holdings, Inc. (a)	1	429
Medtronic, Inc.	23	2,080
MeiraGTx Holdings plc (a)	1	5
Merck & Co., Inc.	40	4,504
Merit Medical Systems, Inc. (a)	4	351
Mesa Laboratories, Inc.	—	34
Mettler-Toledo International Inc. (a)	1	810
Moderna, Inc. (a)	6	393
ModivCare Inc. (a)	2	22
Molina Healthcare, Inc. (a)	2	842
Myriad Genetics, Inc. (a)	6	155
Natera, Inc. (a)	3	392
National HealthCare Corporation	2	247
National Research Corporation	1	16
Nektar Therapeutics (a)	6	8
Neogenomics, Inc. (a)	10	151
Neurocrine Biosciences, Inc. (a)	3	331
Nevro Corp. (a)	2	10
Nurix Therapeutics, Inc. (a)	1	30
Nuvation Bio Operating Company LLC - Class A (a)	7	16
OmniAb, Inc. (a) (d)	—	—
OmniAb, Inc. (a) (d)	—	—
OmniAb, Inc. (a)	6	26
Omnicell, Inc. (a)	2	106
OptimizeRX Corporation (a)	2	19
Option Care Health, Inc. (a)	6	199
Orasure Technologies, Inc. (a)	4	18
Organogenesis Holdings Inc. - Class A (a)	8	24
Organon & Co.	16	311
Orthofix Medical Inc. (a)	3	54
Orthopediatrics Corp. (a)	1	37
Owens & Minor, Inc. (a)	7	107
Pacific Biosciences of California, Inc. (a) (b)	5	9
Pacira Pharmaceuticals, Inc. (a)	3	45
Patterson Companies, Inc.	8	182
PDL BioPharma, Inc. (a) (b) (d)	6	7
Pediatrix Medical Group, Inc. (a)	7	79
Pennant Group, Inc. , The (a)	3	96
Penumbra, Inc. (a)	1	242
Perrigo Company Public Limited Company	9	232
PetIQ, Inc. - Class A (a)	2	48
Pfizer Inc.	118	3,411
Phibro Animal Health Corporation - Class A	2	36
Phreesia, Inc. (a)	2	36
PMV Pharmaceuticals, Inc. (a)	6	9
Poseida Therapeutics, Inc. (a)	5	14
PPHM, Inc. (a)	3	29
Premier Healthcare Solutions, Inc. - Class A	9	185
Prestige Consumer Healthcare Inc. (a)	4	272
Progyny, Inc. (a)	2	33
Prothena Corporation Public Limited Company (a)	3	48
Psychemedics Corporation (a)	1	1
Quest Diagnostics Incorporated	4	685
Quidelortho Corporation (a)	1	34
R1 RCM Holdco Inc. (a)	7	104
RadNet, Inc. (a)	4	261
Regeneron Pharmaceuticals, Inc. (a)	2	2,097
Regenxbio Inc. (a)	3	36
Relay Therapeutics, Inc. (a)	2	16
Repligen Corporation (a)	2	371
Replimune Group, Inc. (a)	3	37
ResMed Inc.	3	762
Revvity, Inc.	4	498
Sage Therapeutics Inc. (a)	1	9
Sangamo Therapeutics, Inc. (a) (b)	13	11
Sarepta Therapeutics, Inc. (a)	1	150
Schrodinger, Inc. (a)	1	17
Seer, Inc. - Class A (a)	8	16
Select Medical Holdings Corporation	10	331
Sgry, LLC (a)	3	108
SI-BONE, Inc. (a)	2	34
SIGA Technologies, Inc.	6	37
Sight Sciences, Inc. (a)	3	17
Simulations Plus, Inc.	2	51
Solventum Corporation (a)	3	187
Sotera Health LLC (a)	13	212
Springworks Therapeutics, Inc. (a)	1	34
STAAR Surgical Company (a)	1	38
Steris Public Limited Company	3	806
Stoke Therapeutics, Inc. (a)	2	28
Stryker Corporation	5	1,909
Supernus Pharmaceuticals, Inc. (a)	5	143
Surmodics, Inc. (a)	1	55
Sutro Biopharma, Inc. (a)	6	21
Teladoc Health, Inc. (a)	5	50

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Teleflex Incorporated	2	454
Tenet Healthcare Corporation (a)	8	1,254
The Cigna Group	9	3,151
The Cooper Companies, Inc. (a)	6	710
The Ensign Group, Inc.	4	553
Thermo Fisher Scientific Inc.	7	4,292
TruBridge, Inc. (a)	1	9
U. S. Physical Therapy, Inc.	1	95
UFP Technologies, Inc. (a)	—	95
United Therapeutics Corporation (a)	2	783
UnitedHealth Group Incorporated	19	11,239
Universal Health Services, Inc. - Class B	5	1,111
Utah Medical Products, Inc.	—	13
Vanda Pharmaceuticals Inc. (a)	5	23
Varex Imaging Corporation (a)	6	71
Veeva Systems Inc. - Class A (a)	2	429
Veracyte, Inc. (a)	3	117
Vericel Corporation (a)	2	74
Vertex Pharmaceuticals Incorporated (a)	4	1,795
Viatris Inc.	44	513
Waters Corporation (a)	2	717
West Pharmaceutical Services, Inc.	1	434
Xencor, Inc. (a)	4	87
Zentalis Pharmaceuticals, Inc. (a)	3	12
Zimmer Biomet Holdings, Inc.	7	746
ZimVie Inc. (a)	1	10
Zoetis Inc. - Class A	12	2,340
Zymeworks Inc. (a)	2	22
		153,728
Communication Services 7.9%
Advantage Solutions, Inc. - Class A (a)	11	38
Alphabet Inc. - Class A	113	18,715
Alphabet Inc. - Class C	97	16,240
Altice USA, Inc. - Class A (a)	13	33
AMC Networks, Inc. - Class A (a) (b)	4	38
Angi Inc. - Class A (a)	7	19
Anterix Inc. (a)	1	56
AT&T Inc.	204	4,491
Atlanta Braves Holdings, Inc. - Series A (a)	—	15
Atlanta Braves Holdings, Inc. - Series C (a)	3	122
ATN International, Inc.	3	83
Bandwidth Inc. - Class A (a)	1	13
Boston Omaha Corporation - Class A (a)	1	21
Bumble Inc. - Class A (a) (b)	2	12
Cable One, Inc.	—	136
CarGurus, Inc. - Class A (a)	3	92
Cars.com Inc. (a)	9	152
Cinemark Holdings, Inc. (a)	7	205
Comcast Corporation - Class A	163	6,808
Comscore, Inc. (a)	—	—
Consolidated Communications Holdings, Inc. (a)	13	61
DHI Group, Inc. (a)	—	—
EchoStar Corporation - Class A (a)	6	137
Electronic Arts Inc.	8	1,156
Entravision Communications Corporation - Class A	6	11
Former Charter Communications Parent, Inc. - Class A (a)	4	1,383
Fox Corporation - Class A	11	469
Fox Corporation - Class B	8	320
Frontier Communications Parent, Inc. (a)	11	395
Gannett Co., Inc. (a)	17	95
Gogo, Inc. (a)	3	23
Gray Television, Inc.	11	61
IDT Corporation - Class B	3	106
IMAX Corporation (a)	6	129
Integral Ad Science Holding Corp. (a)	4	42
Iridium Communications Inc.	8	258
John Wiley & Sons, Inc. - Class A	4	171
John Wiley & Sons, Inc. - Class B	—	5
Liberty Broadband Corporation - Series A (a)	1	93
Liberty Broadband Corporation - Series C (a)	5	379
Liberty Global Ltd. - Class A (a)	6	127
Liberty Global Ltd. - Class C (a)	12	254
Liberty Latin America Ltd. - Class A (a)	2	20
Liberty Latin America Ltd. - Class C (a)	13	120
Liberty Media Corporation - Series A (a)	1	64
Liberty Media Corporation - Series A (a)	1	69
Liberty Media Corporation - Series C (a)	3	141
Liberty Media Corporation - Series C (a)	9	672
Lions Gate Entertainment Corp. - Class A (a) (b)	5	35
Lions Gate Entertainment Corp. - Class B (a)	16	108
Live Nation Entertainment, Inc. (a)	7	742
Magnite, Inc. (a)	7	100
Marchex, Inc. - Class B (a)	—	—
Marcus Corporation, The	3	52
Match Group, Inc. (a)	7	274
Meta Platforms, Inc. - Class A	50	28,641
Netflix, Inc. (a)	6	4,471
News Corporation - Class A	17	452
News Corporation - Class B	8	211
Nexstar Media Group, Inc. - Class A	4	713
Omnicom Group Inc.	12	1,233
Paramount Global - Class A	1	22
Paramount Global - Class B	25	264
Pinterest, Inc. - Class A (a)	9	299
PubMatic, Inc. - Class A (a)	3	44
QuinStreet, Inc. (a)	2	45
Reading International, Inc. - Class A (a) (b)	2	3
Roblox Corporation - Class A (a)	3	136
Roku Inc. - Class A (a)	5	354
Scholastic Corporation	3	112
Shenandoah Telecommunications Company	3	39
Shutterstock, Inc.	2	86
Sinclair, Inc. - Class A	4	61
Sirius XM Holdings Inc. (a)	16	385
Snap Inc. - Class A (a)	29	309
Sphere Entertainment Co. (a) (e)	2	94
Sphere Entertainment Co. - Class A (a)	2	98
Sphere Entertainment Co. - Class A (a)	—	80
Spok Holdings, Inc.	2	31
Spotify Technology S.A. (a)	1	408
Stagwell, Inc. - Class A (a)	3	20
Take-Two Interactive Software, Inc. (a)	6	849
TechTarget, Inc. (a)	1	34
TEGNA Inc.	13	202
Telephone and Data Systems, Inc.	9	218
The E.W. Scripps Company - Class A (a)	8	17
The Interpublic Group of Companies, Inc.	25	784
The New York Times Company - Class A	12	651
Thryv Holdings, Inc. (a)	3	44
TKO Group Holdings Inc. - Class A	3	310
T-Mobile US, Inc.	15	3,049
Townsquare Media, Inc. - Class A	2	16
Trade Desk, Inc., The - Class A (a)	5	589
Travelzoo (a)	1	12
TripAdvisor, Inc. (a)	8	119
Truecar, Inc. (a)	12	42
United States Cellular Corporation (a)	2	129
Verizon Communications Inc.	184	8,277
Walt Disney Company, The	40	3,819
Warner Bros. Discovery, Inc. - Series A (a)	78	642
Warner Music Group Corp. - Class A	5	146
WideOpenWest, Inc. (a)	3	15
Yelp Inc. (a)	5	169
Zedge, Inc. - Class B (a)	1	3
Ziff Davis, Inc. (a)	4	171
ZoomInfo Technologies Inc. - Class A (a)	5	46
		114,325
Consumer Staples 5.8%
Albertsons Companies, Inc. - Class A	23	417
Alico, Inc.	1	23
Altria Group, Inc.	37	1,880
Archer-Daniels-Midland Company	1	55
B&G Foods, Inc. (b)	7	65
Bellring Intermediate Holdings, Inc. (a)	7	447
BJ's Wholesale Club Holdings, Inc. (a)	10	849
Boston Beer Company, Inc., The - Class A (a)	1	160
Brown-Forman Corporation - Class A	3	151
Brown-Forman Corporation - Class B	9	444

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Bunge Limited	6	572
Calavo Growers, Inc.	2	47
Cal-Maine Foods, Inc.	5	338
Campbell Soup Company	15	719
Casey's General Stores, Inc.	3	1,009
Celsius Holdings, Inc. (a)	4	136
Central Garden & Pet Company (a)	1	41
Central Garden & Pet Company - Class A (a)	5	168
Church & Dwight Co., Inc.	7	693
Coca-Cola Company, The	88	6,297
Coca-Cola Consolidated, Inc.	1	997
Colgate-Palmolive Company	16	1,649
Conagra Brands, Inc.	18	574
Constellation Brands, Inc. - Class A	5	1,271
Costco Wholesale Corporation	9	7,798
Coty Inc. - Class A (a)	55	512
Darling Ingredients Inc. (a)	10	385
Del Monte Fresh Produce Company	5	161
Dole Public Limited Company	2	29
Dollar General Corporation	9	766
Dollar Tree, Inc. (a)	7	508
Duckhorn Portfolio Inc. , The (a)	3	18
Edgewell Personal Care Colombia S A S	4	136
Energizer Holdings, Inc.	4	119
Farmer Bros. Co. (a)	2	3
Flowers Foods, Inc.	13	306
Freshpet, Inc. (a)	2	246
General Mills, Inc.	16	1,159
Grocery Outlet Holding Corp. (a)	6	109
Herbalife Nutrition Ltd. (a) (b)	8	60
Hormel Foods Corporation	16	498
Ingles Markets, Incorporated - Class A	2	137
Ingredion Incorporated	5	673
Inter Parfums, Inc.	2	288
J&J Snack Foods Corp.	1	230
John B. Sanfilippo & Son, Inc.	1	82
Kellanova	16	1,281
Kenvue Inc.	65	1,509
Keurig Dr Pepper Inc.	25	932
Kimberly-Clark Corporation	9	1,338
Kraft Heinz Company, The	23	811
Kroger Co., The	53	3,018
Lamb Weston Holdings, Inc.	5	354
Lancaster Colony Corporation	1	242
Limoneira Company (b)	1	29
McCormick & Company, Incorporated	7	545
McCormick & Company, Incorporated	1	50
Medifast, Inc. (b)	1	10
MGPI Processing, Inc. (b)	2	157
Mission Produce, Inc. (a)	3	43
Molson Coors Beverage Company - Class B	8	450
Mondelez International, Inc. - Class A	25	1,821
Monster Beverage 1990 Corporation (a)	13	697
National Beverage Corp.	4	206
Natural Grocers By Vitamin Cottage, Inc.	2	63
Natural Health Trends Corp.	—	1
Nature's Sunshine Products, Inc. (a)	1	10
Nu Skin Enterprises, Inc. - Class A	5	35
Oil-Dri Corporation of America	—	28
PepsiCo, Inc.	30	5,049
Performance Food Group Company (a)	9	712
Philip Morris International Inc.	31	3,797
Pilgrim's Pride Corporation (a)	7	300
Post Holdings, Inc. (a)	4	469
PriceSmart, Inc.	2	211
Procter & Gamble Company, The	47	8,092
Reynolds Consumer Products Inc.	10	296
Seaboard Corporation	—	113
Seneca Foods Corporation - Class A (a)	1	43
Simply Good Foods Company, The (a)	7	238
Spartannash Company	6	124
Spectrum Brands Holdings, Inc.	3	276
Sprouts Farmers Market, Inc. (a)	8	886
Sysco Corporation	15	1,135
Target Corporation	14	2,145
The Andersons, Inc.	3	163
The Chefs' Warehouse, Inc. (a)	3	106
The Clorox Company	3	532
The Estee Lauder Companies Inc. - Class A	3	319
The Hain Celestial Group, Inc. (a)	6	53
The Hershey Company	4	808
The Honest Company, Inc. (a)	13	45
The J. M. Smucker Company	4	496
Tootsie Roll Industries, Inc. (b)	4	111
Treehouse Foods, Inc. (a)	5	204
Turning Point Brands, Inc.	2	82
Tyson Foods, Inc. - Class A	11	626
United Natural Foods, Inc. (a)	6	97
Universal Corporation	3	143
US Foods Holding Corp. (a)	16	959
USANA Health Sciences, Inc. (a)	2	70
UTZ Brands, Inc. - Class A	2	42
Vector Group Ltd.	11	164
Village Super Market, Inc. - Class A	1	31
Vita Coco Company, Inc., The (a)	1	28
Vital Farms, Inc. (a)	3	89
Walgreens Boots Alliance, Inc.	25	227
Walmart Inc.	86	6,926
WD-40 Company	1	170
Weis Markets, Inc.	2	139
WK Kellogg Co	4	68
		83,439
Energy 4.9%
Adams Resources & Energy, Inc.	—	7
Antero Midstream Corporation	30	448
Antero Resources Corporation (a)	22	631
Apa Corp.	16	398
Archrock, Inc.	13	270
Ardmore Shipping Services (Ireland) Limited	4	78
Baker Hughes Company - Class A	35	1,273
Berry Corporation (Bry)	5	28
Bristow Holdings U.S. Inc. (a)	1	18
Cactus, Inc. - Class A	4	229
California Resources Corporation	5	241
Centrus Energy Corp. - Class A (a)	1	60
ChampionX Corporation	15	457
Cheniere Energy, Inc.	8	1,525
Chesapeake Energy Corporation	12	947
Chevron Corporation	39	5,808
Chord Energy Corporation	3	395
Clean Energy Fuels Corp. (a)	22	70
CNX Resources Corporation (a)	15	476
Comstock Resources, Inc. (b)	27	300
ConocoPhillips	36	3,801
CONSOL Energy Inc.	4	367
Core Laboratories LP	4	74
Coterra Energy Inc.	46	1,113
CVR Energy, Inc. (b)	9	200
Delek US Holdings, Inc.	8	159
Devon Energy Corporation	42	1,633
DHT Holdings, Inc.	12	137
Diamondback Energy, Inc.	11	1,926
DMC Global Inc. (a)	2	29
Dorian LPG Ltd.	3	101
DT Midstream, Inc.	7	531
Enlink Midstream, LLC	37	531
EOG Resources, Inc.	19	2,275
EQT Corporation	29	1,050
Evolution Petroleum Corporation	3	14
Expro Group Holdings N.V. (a)	4	62
Exxon Mobil Corporation	108	12,647
Forum Energy Technologies, Inc. (a)	1	8
FutureFuel Corp.	4	21
Geospace Technologies Corporation (a)	1	7
Green Plains Inc. (a)	4	54
Gulf Island Fabrication, Inc. (a)	1	5
Gulfport Energy Operating Corporation (a)	1	136
Hallador Energy Company (a)	3	29
Halliburton Company	42	1,222

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Helix Energy Solutions Group, Inc. (a)	22	241
Helmerich & Payne, Inc.	8	249
Hess Corporation	12	1,633
HF Sinclair Corporation	17	750
Innovex International, Inc. (a)	4	60
International Seaways, Inc.	3	163
Kinder Morgan, Inc.	54	1,183
Kinetik Holdings Inc. - Class A	2	85
Kosmos Energy Ltd. (a)	42	167
Liberty Energy Inc. - Class A	17	316
Magnolia Oil & Gas Corporation - Class A	15	377
Mammoth Energy Services, Inc. (a)	2	9
Marathon Oil Corporation	37	973
Marathon Petroleum Corporation	14	2,341
Matador Resources Company	10	478
Murphy Oil Corporation	12	405
Nabors Industries Ltd. (a)	1	55
NACCO Industries, Inc. - Class A	1	14
Natural Gas Services Group, Inc. (a)	2	32
New Fortress Energy Inc. - Class A (b)	7	65
Newpark Resources, Inc. (a)	10	72
Noble Corporation PLC	2	77
Nordic American Tankers Limited	31	112
Northern Oil and Gas Incorporated (b)	3	108
NOV Inc.	27	424
Occidental Petroleum Corporation	29	1,481
Oceaneering International, Inc. (a)	9	231
Oil States International, Inc. (a)	6	27
ONEOK, Inc.	13	1,202
Ovintiv Canada ULC	20	757
Par Pacific Holdings, Inc. (a)	7	124
PBF Energy Inc. - Class A	12	371
Peabody Energy Corporation	12	318
Permian Resources Corporation - Class A	28	383
Phillips 66	14	1,900
Phx Minerals Inc. - Class A	2	5
Propetro Holding Corp. (a)	11	84
Range Resources Corporation	16	502
REX American Resources Corporation (a)	1	24
RPC, Inc.	13	80
Schlumberger Limited	32	1,324
Scorpio Tankers Inc.	5	383
SEACOR Marine Holdings Inc. (a)	2	18
Seadrill Limited (a)	—	18
Select Energy Services, Inc. - Class A	12	131
SFL Corporation Ltd.	16	181
SM Energy Company	13	533
Solaris Energy Infrastructure, Inc. - Class A	2	25
Southwestern Energy Company (a)	72	510
STR Sub Inc. - Class A	3	54
Talos Energy Inc. (a)	7	76
Targa Resources Corp.	9	1,332
TechnipFMC PLC	27	716
Teekay Shipping (Canada) Ltd. (a)	7	68
Teekay Tankers Ltd. - Class A	2	123
TETRA Technologies, Inc. (a)	8	25
Texas Pacific Land Corporation	1	730
Tidewater Inc. (a)	3	214
Transocean Ltd. (a) (c)	35	150
Uranium Energy Corp. (a)	12	73
Valaris Limited (a)	2	99
Valero Energy Corporation	19	2,552
Vital Energy, Inc. (a)	1	35
Vitesse Energy, Inc.	2	51
W&T Offshore, Inc. (b)	16	34
Weatherford International Public Limited Company	5	451
Williams Companies, Inc., The	36	1,625
World Kinect Corporation	5	161
		71,361
Materials 3.8%
AdvanSix Inc.	4	131
Air Products and Chemicals, Inc.	4	1,281
Albemarle Corporation (b)	4	353
Alcoa Corporation	13	488
Alpha Metallurgical Resources, Inc.	1	299
Alto Ingredients, Inc. (a)	10	16
Amcor Pty Ltd	73	828
American Vanguard Corporation	4	19
Ampco-Pittsburgh Corporation (a)	1	2
AptarGroup, Inc.	5	722
Arcadium Lithium PLC (a)	16	46
Arch Resources, Inc. - Class A	2	266
Ardagh Metal Packaging S.A.	7	26
Ashland Inc.	3	273
Aspen Aerogels, Inc. (a)	2	56
ATI Inc. (a)	8	521
Avery Dennison Corporation	4	862
Avient Corporation	7	343
Axalta Coating Systems Ltd. (a)	20	717
Balchem Corporation	2	351
Ball Corporation	13	855
Berry Global Group, Inc.	12	794
Cabot Corporation	4	456
Carpenter Technology Corporation	5	814
Celanese Corporation - Class A	4	517
Century Aluminum Company (a)	8	138
CF Industries Holdings, Inc.	11	970
Clearwater Paper Corporation (a)	2	57
Cleveland-Cliffs Inc. (a)	35	449
Coeur Mining, Inc. (a)	17	119
Commercial Metals Company	10	528
Compass Minerals International, Inc.	3	40
Core Molding Technologies, Inc. (a)	1	14
Corteva, Inc.	17	994
Crown Holdings, Inc.	9	819
Dow Inc.	28	1,550
DuPont de Nemours, Inc.	13	1,191
Eagle Materials Inc.	3	958
Eastman Chemical Company	7	739
Ecolab Inc.	4	1,011
Ecovyst Inc. (a)	4	28
Element Solutions Inc.	17	463
Ferroglobe PLC	13	61
FMC Corporation	4	260
Fortitude Gold Corporation	1	6
Freeport-McMoRan Inc.	32	1,594
Gatos Silver, Inc. (a)	3	39
Glatfelter Corporation (a)	4	8
Graphic Packaging Holding Company	29	853
Greif, Inc. - Class A	3	196
Greif, Inc. - Class B	1	73
H.B. Fuller Company	4	330
Hawkins, Inc.	2	247
Haynes International, Inc.	2	91
Hecla Mining Company	43	288
Huntsman Corporation	16	392
Ingevity Corporation (a)	4	152
Innospec Inc.	2	244
International Flavors & Fragrances Inc.	8	873
International Paper Company	15	735
Intrepid Potash, Inc. (a)	2	50
Kaiser Aluminum Corporation	1	80
Knife River Corporation (a)	4	351
Koppers Holdings Inc.	2	85
Kronos Worldwide, Inc.	9	112
Legacy Vulcan Corp.	4	1,075
Linde Public Limited Company	10	4,607
Louisiana-Pacific Corporation (W VA)	5	540
LSB Industries, Inc. (a)	4	28
LyondellBasell Industries N.V. - Class A	17	1,674
Martin Marietta Materials, Inc.	2	1,227
Materion Corporation	2	178
MATIV Holdings, Inc.	5	86
Mercer International Inc.	11	74
Metallus Inc. (a)	5	67
Minerals Technologies Inc.	3	248
Mosaic Company, The	15	412
MP Materials Corp. - Class A (a) (b)	6	104
Myers Industries, Inc.	2	29

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
NewMarket Corporation	1	321
Newmont Corporation	26	1,412
Nucor Corporation	12	1,794
O-I Glass, Inc. (a)	14	185
Olin Corporation	13	601
Olympic Steel, Inc.	1	41
Orion Engineered Carbons Finance & Co. S.C.A.	4	79
Packaging Corporation of America	6	1,324
PPG Industries, Inc.	7	966
Quaker Chemical Corporation	1	171
Radius Recycling, Inc. - Class A	3	49
Ramaco Resources, Inc. - Class A	5	58
Ramaco Resources, Inc. - Class B	1	11
Ranpak Holdings Corp - Class A (a)	3	19
Rayonier Advanced Materials Inc. (a)	11	98
Reliance, Inc.	3	729
Reynolds Group Holdings Limited	2	28
Royal Gold, Inc.	2	337
RPM International Inc.	5	604
Ryerson Holding Corporation	3	52
Sealed Air Corporation	7	258
Sensient Technologies Corporation	3	265
Silgan Holdings Inc.	3	183
Smurfit Westrock Public Limited Company	11	549
Sonoco Products Company	8	426
Southern Copper Corporation	3	342
Steel Dynamics, Inc.	8	1,035
Stepan Company	2	175
Summit Materials, Inc. - Class A (a)	1	35
SunCoke Energy, Inc.	8	69
Sylvamo Corporation	3	225
The Chemours Company	3	68
The Sherwin-Williams Company	7	2,534
Tredegar Corporation (a)	3	20
TriMas Corporation	5	117
Tronox Holdings PLC	10	147
United States Lime & Minerals, Inc.	2	244
United States Steel Corporation	18	651
Universal Stainless & Alloy Products, Inc. (a)	1	27
Warrior Met Coal, Inc.	4	286
Westlake Corporation	3	447
Worthington Steel, Inc.	4	133
		55,688
Utilities 2.5%
ALLETE, Inc.	3	219
Alliant Energy Corporation	7	447
Ameren Corporation	6	508
American Electric Power Company, Inc.	9	972
American States Water Company	2	151
American Water Works Company, Inc.	3	490
Artesian Resources Corporation - Class A	1	35
Atmos Energy Corporation	5	639
Avista Corporation	3	127
Black Hills Corporation	3	205
Brookfield Renewable Corporation - Class A	9	292
California Water Service Group	3	167
CenterPoint Energy, Inc.	16	471
Chesapeake Utilities Corporation	1	109
Clearway Energy, Inc. - Class A	4	103
Clearway Energy, Inc. - Class C	6	191
CMS Energy Corporation	10	708
Consolidated Edison, Inc.	9	910
Consolidated Water Co. Ltd.	2	46
Constellation Energy Group, Inc.	8	1,960
Dominion Energy, Inc.	15	871
DTE Energy Company	5	689
Duke Energy Corporation	15	1,707
Edison International	11	922
Entergy Corporation	6	733
Essential Utilities, Inc.	10	390
Evergy, Inc.	7	431
Eversource Energy	10	661
Exelon Corporation	20	809
FirstEnergy Corp.	15	671
Genie Energy Ltd. - Class B	2	32
Hawaiian Electric Industries, Inc. (a)	6	58
IDACORP, Inc.	3	292
MGE Energy, Inc.	3	240
Middlesex Water Company	2	101
National Fuel Gas Company	5	301
New Jersey Resources Corporation	8	394
NextEra Energy, Inc.	35	2,984
NiSource Inc.	15	522
Northwest Natural Holding Company	2	86
NorthWestern Corporation	4	202
NRG Energy, Inc.	19	1,718
OGE Energy Corp.	10	415
One Gas, Inc.	4	272
Ormat Technologies, Inc.	3	234
Otter Tail Corporation	2	175
PG&E Corporation	50	987
Pinnacle West Capital Corporation	6	560
Portland General Electric Company	5	257
PPL Corporation	19	622
Public Service Enterprise Group Incorporated	13	1,162
Sempra	12	1,022
SJW Group	2	104
Southwest Gas Holdings, Inc.	4	276
Spire Inc.	3	211
Sunnova Energy International Inc. (a) (b)	6	58
The AES Corporation	20	408
The Southern Company	22	2,018
The York Water Company	1	55
TXNM Energy, Inc.	4	189
UGI Corporation	9	234
Unitil Corporation	1	85
Vistra Corp.	16	1,910
WEC Energy Group Inc.	8	809
XCEL Energy Inc.	15	948
		36,575
Real Estate 0.3%
CBRE Group, Inc. - Class A (a)	10	1,256
CoStar Group, Inc. (a)	8	607
Cushman & Wakefield PLC (a)	17	227
Douglas Elliman Inc. (a)	6	11
Dwight A. Walker Real Estate, Inc. - Class A (a)	3	37
eXp World Holdings, Inc. (b)	2	31
Florida Rock Properties, Inc. (a)	1	32
Forestar Group Inc. (a)	2	66
Howard Hughes Holdings Inc. (a)	3	249
Jones Lang LaSalle Incorporated (a)	3	862
Kennedy-Wilson Holdings, Inc.	13	146
Marcus & Millichap Company	2	95
Newmark Group, Inc. - Class A	16	248
Open Doors Technology Inc. - Class A (a)	52	104
Rafael Holdings, Inc. - Class B (a)	1	3
Realogy Holdings Corp. (a)	13	67
Seaport Entertainment Group Inc. (a) (b)	—	10
Stratus Properties Inc. (a)	—	11
Tejon Ranch Co. (a)	3	54
The Rmr Group Inc. - Class A	2	48
The St. Joe Company	5	285
Zillow Group, Inc. - Class A (a)	2	140
Zillow Group, Inc. - Class C (a)	6	384
		4,973
Total Common Stocks (cost $805,431)		1,450,793
RIGHTS 0.0%
ABIOMED, Inc. (a) (d)	1	2
Albireo Pharma, Inc. (a) (d)	2	13
Bristol-Myers Squibb Company (a)	2	—
Chinook Therapeutics, Inc. (a) (d)	5	6
Progenics Pharmaceuticals, Inc. (a) (b) (d)	—	—
Resolute Forest Products Inc. (a) (d)	8	2
Seaport Entertainment Group Inc. (a) (f)	—	1
Spectrum Pharmaceuticals, Inc. (a) (d)	3	—
Total Rights (cost $3)		24

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 0.2%
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.92% (g) (h)	2,239	2,239
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 4.82% (g) (h)	921	921
Total Short Term Investments (cost $3,160)		3,160
Total Investments 100.2% (cost $808,594)		1,453,977
Other Assets and Liabilities, Net (0.2)%		(2,309)
Total Net Assets 100.0%		1,451,668

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2024.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/DFA U.S. Core Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	3,397	101,256	103,732	106	—	—	921	0.1
JNL Government Money Market Fund, 4.92% - Class SL	746	12,577	11,084	28	—	—	2,239	0.1
	4,143	113,833	114,816	134	—	—	3,160	0.2

JNL/DFA U.S. Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bridgewater Bancshares, Inc.	08/23/22	19	15	—
Transocean Ltd.	07/07/15	415	150	—
		434	165	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA U.S. Core Equity Fund
Assets - Securities
Common Stocks	1,450,786	—	7	1,450,793
Rights	—	1	23	24
Short Term Investments	3,160	—	—	3,160
	1,453,946	1	30	1,453,977

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Small Cap Fund
COMMON STOCKS 99.5%
Industrials 20.2%
AAON, Inc.	14	1,527
AAR Corp. (a)	7	444
ABM Industries Incorporated	13	696
ACCO Brands Corporation	26	141
Acme United Corporation	1	29
Acuity Brands, Inc.	5	1,419
ACV Auctions Inc. - Class A (a)	25	499
AeroVironment, Inc. (a)	5	973
AGCO Corporation	7	700
Air Lease Corporation - Class A	20	892
Air Transport Services Group, Inc. (a)	13	205
Alamo Group Inc.	3	473
Alaska Air Group, Inc. (a)	21	950
Albany International Corp. - Class A	6	511
Alight, Inc. - Class A (a)	79	587
Allegiant Travel Company	3	184
Allient Inc.	4	69
Allison Systems, Inc.	15	1,395
Alta Equipment Group Inc. - Class A	8	51
Ameresco, Inc. - Class A (a)	6	209
American Airlines Group Inc. (a)	65	728
American Superconductor Corporation (a)	8	197
American Woodmark Corporation (a)	4	352
API Group Corporation (a)	22	738
Apogee Enterprises, Inc.	5	321
Applied Industrial Technologies, Inc.	7	1,489
ARC Document Solutions, Inc.	8	27
Arcbest Corporation	4	474
Archer Aviation Inc. - Class A (a)	9	28
Arcosa, Inc.	9	843
Argan, Inc.	3	341
Aris Water Solutions, Inc. - Class A	5	89
Armstrong World Industries, Inc.	7	974
Array Tech, Inc. (a)	21	137
Astec Industries, Inc.	5	156
Astronics Corporation (a)	7	143
Astronics Corporation - Class B (a)	—	3
Asure Software, Inc. (a)	6	57
Atkore Inc.	7	577
ATMUS Filtration Technologies Inc.	8	289
Avis Budget Group, Inc.	5	408
AZZ Inc.	5	415
Barnes Group Inc.	10	394
Barrett Business Services, Inc.	6	230
Beacon Roofing Supply, Inc. (a)	12	1,026
BGSF, Inc.	2	13
Blade Urban Air Mobility, Inc. - Class A (a)	17	51
Blue Bird Global Corporation (a)	6	287
BlueLinx Holdings Inc. (a)	2	229
Boise Cascade Company	7	996
Bowman Consulting Group Ltd. (a)	3	67
Brady Corporation - Class A	8	591
BrightView Holdings, Inc. (a)	16	259
Brink's Company, The	7	824
Broadwind Inc. (a)	2	4
BWXT Government Group, Inc.	8	899
Byrna Technologies Inc. (a)	1	22
Caci International Inc. - Class A (a)	1	647
Cadeler A/S - ADR (a)	3	96
Cadre Holdings, Inc.	5	201
Casella Waste Systems, Inc. - Class A (a)	8	761
CBIZ, Inc. (a)	9	579
CECO Environmental Corp. (a)	8	228
Chart Industries, Inc. (a)	5	584
Cimpress Public Limited Company (a)	6	463
Civeo Corporation	3	78
Clarivate PLC (a)	96	679
Columbus McKinnon Corporation	5	196
Commercial Vehicle Group, Inc. (a)	9	30
Concentrix Corporation	1	45
Concrete Pumping Holdings, Inc. (a)	12	67
Conduent Incorporated (a)	50	200
Construction Partners, Inc. - Class A (a)	7	490
Copa Holdings, S.A. - Class A	5	472
Core & Main, Inc. - Class A (a)	8	373
Costamare Inc.	20	312
Covenant Logistics Group, Inc. - Class A	3	156
CRA International, Inc.	2	272
Crane Company	7	1,184
CSG Systems International, Inc.	5	252
CSW Industrials, Inc.	3	972
Curtiss-Wright Corporation	1	349
Custom Truck One Source, Inc. (a)	19	66
Dayforce, Inc. (a)	12	742
Deluxe Corporation	10	189
Distribution Solutions Group, Inc. (a)	6	237
DLH Holdings Corp. (a)	1	7
DNOW Inc. (a)	20	252
Donaldson Company, Inc.	5	389
Douglas Dynamics, Inc.	6	154
Driven Brands Holdings Inc. (a)	16	229
Ducommun Incorporated (a)	3	225
Dun & Bradstreet Holdings, Inc.	65	751
DXP Enterprises, Inc. (a)	4	236
Dycom Industries, Inc. (a)	5	952
Eastern Company The	1	40
Elance, Inc. (a)	21	222
Energy Recovery, Inc. (a)	8	142
Enerpac Tool Group Corp. - Class A	9	372
EnerSys	7	719
Ennis, Inc.	5	132
Enpro Inc.	4	618
Enviri Corporation (a)	18	182
ESAB Corporation	9	945
ESCO Technologies Inc.	4	543
EVI Industries, Inc.	3	57
ExlService Holdings, Inc. (a)	27	1,036
Exponent, Inc.	8	926
Federal Signal Corporation	10	922
First Advantage Corporation (a)	25	491
Flowserve Corporation	21	1,080
Fluence Energy, Inc. - Class A (a) (b)	14	323
Fluor Corporation (a)	26	1,238
Forrester Research, Inc. (a)	5	87
Fortune Brands Innovations, Inc.	8	745
Franklin Covey Co. (a)	3	138
Franklin Electric Co., Inc.	8	861
Frontier Group Holdings, Inc. (a) (b)	11	59
FTAI Infrastructure Inc.	19	179
FTI Consulting, Inc. (a)	5	1,059
FuelCell Energy, Inc. (a)	63	24
Gates Industrial Corporation PLC (a)	43	746
GATX Corporation	6	812
Genco Shipping & Trading Limited	10	196
Gencor Industries, Inc. (a)	1	13
Generac Holdings Inc. (a)	5	864
Genpact Limited	21	816
Gibraltar Industries, Inc. (a)	5	383
Global Industrial Company	6	207
GMS Inc. (a)	7	591
Gorman- Rupp Company, The	6	235
GrafTech International Ltd. (a)	42	56
Graham Corporation (a)	2	68
Granite Construction Incorporated	8	618
Great Lakes Dredge & Dock Corporation (a)	17	180
Griffon Corporation	10	668
GXO Logistics Inc. (a)	18	940
H&E Equipment Services, Inc.	6	292
Hayward Holdings, Inc. (a)	34	519
Healthcare Services Group, Inc. (a)	14	158
Heartland Express, Inc.	12	151
Heidrick & Struggles International, Inc.	5	197
Helios Technologies, Inc.	5	258
Herc Holdings Inc.	5	763
Hertz Global Holdings, Inc. (a) (b)	52	172
Hexcel Corporation	10	629

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Hillenbrand, Inc.	12	322
Hillman Solutions Corp. - Class A (a)	29	301
HireQuest, Inc.	1	8
HNI Corporation	8	441
Hub Group, Inc. - Class A	11	510
Hudson Global, Inc. (a)	—	7
Hudson Technologies, Inc. (a)	10	86
Hurco Companies, Inc.	2	33
Huron Consulting Group Inc. (a)	3	343
Hyster-Yale, Inc. - Class A	3	187
IBEX Limited (a)	3	70
ICF International, Inc.	3	521
IES Holdings, Inc. (a)	5	1,008
Innodata Inc. (a) (b)	6	97
Innovative Solutions and Support, Inc. (a)	4	26
Insperity, Inc.	5	463
Insteel Industries, Inc.	5	144
Interface, Inc. - Class A	14	267
ITT Inc.	—	68
Janus International Group, Inc. (a)	24	242
JELD-WEN Holding, Inc. (a)	15	239
JetBlue Airways Corporation (a)	65	429
John Bean Technologies Corporation	6	545
Kadant Inc.	2	679
Karat Packaging Inc.	4	96
KBR, Inc.	9	582
Kelly Services, Inc. - Class A	7	146
Kennametal Inc.	14	361
Kforce Inc.	3	204
Kirby Corporation (a)	9	1,137
Knight-Swift Transportation Holdings Inc. - Class A	14	754
Korn Ferry	9	679
Kratos Defense & Security Solutions, Inc. (a)	22	518
L. B. Foster Company (a)	2	48
Landstar System, Inc.	4	688
LegalZoom.com, Inc. (a)	29	186
Leonardo DRS, Inc. (a)	16	463
Limbach Holdings, Inc. (a)	3	207
Lindsay Corporation	2	233
Liquidity Services, Inc. (a)	8	183
LSI Industries Inc.	8	128
Luxfer Holdings PLC	5	61
Manitex International, Inc. (a)	4	23
ManpowerGroup Inc.	8	561
Marten Transport, Ltd.	15	257
MasTec, Inc. (a)	7	921
Mastech Digital, Inc. (a)	3	27
Masterbrand, Inc. (a)	22	401
Matrix Service Company (a)	6	72
Matson Intermodal - Paragon, Inc.	7	952
Matthews International Corporation - Class A	7	153
Maximus, Inc.	10	908
Mayville Engineering Company, Inc. (a)	4	81
McGrath RentCorp	4	370
MDU Resources Group, Inc.	32	884
Mercury Systems, Inc. (a)	10	354
Middleby Corporation, The (a)	5	732
Miller Industries, Inc.	3	186
Millerknoll, Inc.	12	290
Mine Safety Appliances Company, LLC	6	1,131
Mistras Group, Inc. (a)	7	82
Monocle Acquisition Corporation (a)	11	54
Montrose Environmental Group, Inc. (a)	6	156
MOOG Inc. - Class A	5	981
MRC Global Inc. (a)	19	240
MSC Industrial Direct Co., Inc. - Class A	8	663
Mueller Industries, Inc.	20	1,452
Mueller Water Products, Inc. - Class A	25	552
MYR Group Inc. (a)	3	285
National Presto Industries, Inc.	2	118
Nextracker LLC - Class A (a)	9	355
NN, Inc. (a) (b)	11	44
Northwest Pipe Company (a)	3	121
NV5 Global, Inc. (a)	3	264
Omega Flex, Inc.	2	93
Openlane, Inc. (a)	18	311
Orion Group Holdings, Inc. (a)	6	35
Oshkosh Corporation	11	1,055
P.A.M. Transportation Services, Inc. (a)	4	80
Pangaea Logistics Solutions Ltd.	8	58
Park Aerospace Technologies Corp.	6	82
Park-Ohio Holdings Corp.	3	98
Parsons Corporation (a)	9	914
Paycor HCM, Inc. (a)	26	374
Paylocity Holding Corporation (a)	5	859
Perma-Fix Environmental Services, Inc. (a) (b)	3	41
Planet Labs Inc. - Class A (a)	31	69
Plug Power Inc. (a) (b)	3	7
Powell Industries, Inc.	3	638
Preformed Line Products Company	1	166
Primoris Services Corporation	11	630
Proto Labs, Inc. (a)	6	172
Quad/Graphics, Inc. - Class A	8	38
Quanex Building Products Corporation	7	196
Quest Resource Holding Corporation (a) (b)	1	12
Radiant Logistics, Inc. (a)	12	76
RBC Bearings Incorporated (a)	3	858
RCM Technologies, Inc. (a)	2	44
Resideo Technologies, Inc. (a)	25	497
Resources Connection, Inc.	9	89
REV Group, Inc.	14	381
Robert Half Inc.	10	699
Rocket Lab USA, Inc. - Class A (a) (b)	40	386
Rush Enterprises, Inc. - Class A	11	586
Rush Enterprises, Inc. - Class B	3	163
RXO Inc (a)	16	441
Ryder System, Inc.	7	1,020
Schneider National, Inc. - Class B	15	425
Science Applications International Corporation	8	1,154
Sensata Technologies Holding PLC	17	593
Shoals Technologies Group, Inc. - Class A (a)	20	112
Shyft Group, Inc.	8	97
Simpson Manufacturing Co., Inc.	7	1,278
SiteOne Landscape Supply, Inc. (a)	4	607
SkyWest, Inc. (a)	9	785
Spirit Airlines, Inc. (b)	18	44
SPX Technologies, Inc. (a)	8	1,216
Standex International Corporation	2	356
Steelcase Inc. - Class A	19	255
Stericycle, Inc. (a)	11	646
Sterling Check Corp. (a)	14	237
Sterling Infrastructure, Inc. (a)	7	1,035
Stratasys, Inc. (a)	3	22
Sun Country Airlines Holdings, Inc. (a)	10	108
Sunrun Inc. (a)	36	643
Taskus, Inc. - Class A (a)	3	43
Tecnoglass Inc. (b)	8	532
Tennant Company	3	314
Terex Corporation	11	567
The AZEK Company Inc. - Class A (a)	24	1,104
The Greenbrier Companies, Inc.	7	370
The Manitowoc Company, Inc. (a)	8	76
The Timken Company	12	998
Thermon Group Holdings, Inc. (a)	8	233
Titan International, Inc. (a)	14	118
Titan Machinery Inc. (a)	6	80
Toro Company, The	4	356
Transcat, Inc. (a)	2	226
Trex Company, Inc. (a)	12	819
Trinet Group, Inc.	8	777
Trinity Industries, Inc.	14	492
TrueBlue, Inc. (a)	9	69
TTEC Holdings, Inc.	8	48
Tutor Perini Corporation (a)	14	382
Twin Disc, Incorporated	3	37
UFP Industries, Inc.	11	1,449
Ultralife Corporation (a)	3	24
Unifirst Corporation	3	516
Universal Logistics Holdings, Inc.	6	241
V2X, Inc. (a)	4	246

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Valmont Industries, Inc.	3	960
Vestis Corporation	14	208
Viad Corp (a)	4	159
Vicor Corporation (a)	5	210
Virco Mfg. Corporation (b)	4	53
VirTra, Inc. (a) (b)	1	9
Vm Consolidated, Inc. - Class A (a)	22	610
VSE Corporation	3	287
Wabash National Corporation	9	167
Watts Water Technologies, Inc. - Class A	5	962
Werner Enterprises, Inc.	11	441
WESCO International, Inc.	2	403
Willdan Group, Inc. (a)	3	118
Willis Lease Finance Corporation	1	136
Willscot Holdings Corporation - Class A (a)	19	706
Woodward, Inc.	2	285
Xometry, Inc. - Class A (a) (b)	6	114
Zurn Elkay Water Solutions Corporation	16	567
		129,092
Financials 20.1%
1st Security Bank of Washington	2	97
1st Source Corporation	5	272
Acacia Research Corporation (a)	12	56
ACNB Corporation	2	83
Affiliated Managers Group, Inc.	6	1,122
Alerus Financial Corporation	4	95
Amalgamated Financial Corp.	7	221
Ambac Financial Group, Inc. (a)	10	117
Amerant Bancorp Inc. - Class A	8	163
Ameris Bancorp	13	815
Amerisafe, Inc.	4	206
Ames National Corporation	2	44
Arrow Financial Corporation	4	125
Artisan Partners Asset Management Inc. - Class A	12	516
Associated Banc-Corp	26	562
Associated Capital Group Inc. - Class A	1	22
Assurant, Inc.	4	849
Assured Guaranty Ltd.	11	846
Atlantic Union Bank	17	653
Atlanticus Holdings Corporation (a)	4	124
Avidxchange Holdings, Inc. (a)	33	265
AXIS Capital Holdings Limited	14	1,082
Axos Financial, Inc. (a)	11	690
B. Riley & Co., LLC (b)	4	22
Baldwin Insurance Group, Inc. , The - Class A (a)	10	509
Banc of California, Inc.	7	103
BancFirst Corporation	6	627
Bank First Corporation	—	43
Bank of Hawaii Corporation	7	444
Bank of Marin Bancorp	4	84
Bank of N.T. Butterfield & Son Limited, The	8	299
Bank OZK	20	878
Bank7 Corp.	—	12
BankFinancial Corporation	3	32
BankUnited, Inc.	13	466
Bankwell Financial Group, Inc.	2	58
Banner Corporation	6	375
Bar Harbor Bankshares	4	118
Baycom Corp	3	73
BCB Bancorp, Inc.	5	61
Berkshire Hills Bancorp, Inc.	8	226
BGC Group, Inc. - Class A	68	626
Blue Foundry Bancorp (a)	6	62
Blue Ridge Bankshares, Inc. (a)	3	10
BM Technologies, Inc. - Class A (a)	—	1
BOK Financial Corporation	10	1,065
Bread Financial Payments, Inc.	9	420
Bridge Investment Group Holdings Inc. - Class A	6	56
Bridgewater Bancshares, Inc. (a) (c)	8	109
Brighthouse Financial, Inc. (a)	12	528
Brightsphere Investment Group Inc.	9	225
Brookline Bancorp, Inc.	21	208
Burke & Herbert Financial Services Corp.	2	115
Business First Bancshares, Inc.	6	146
Byline Bancorp, Inc.	8	224
C&F Financial Corporation	1	41
Cadence Bank	32	1,011
Camden National Corporation	4	153
Cantaloupe, Inc. (a)	18	136
Capital Bancorp, Inc.	4	96
Capital City Bank Group, Inc.	4	157
Capitol Federal Financial	31	180
Carter Bankshares, Inc. (a)	6	104
Cass Information Systems, Inc.	3	145
Cathay General Bancorp	13	571
Central Pacific Financial Corp.	7	195
Chemung Financial Corporation	1	54
Citizens & Northern Corporation	4	76
City Holding Company	3	303
Civista Bancshares, Inc.	4	73
CNB Financial Corporation	5	127
CNO Financial Group, Inc.	16	553
Coastal Financial Corporation (a)	3	178
Cohen & Steers, Inc.	8	731
Colony Bankcorp, Inc.	4	60
Columbia Financial, Inc. (a)	16	276
Comerica Incorporated	13	768
Commerce Bancshares, Inc.	20	1,202
Community Financial System, Inc.	10	569
Community Trust Bancorp, Inc.	4	210
Community West Bancshares	4	75
ConnectOne Bancorp, Inc.	9	220
Consumer Portfolio Services, Inc. (a)	6	55
Crawford & Company - Class A	7	81
Crawford & Company - Class B	5	51
Credit Acceptance Corporation (a)	2	852
Crossfirst Bankshares, Inc. (a)	12	196
Cullen/Frost Bankers, Inc.	10	1,096
Customers Bancorp, Inc. (a)	7	325
CVB Financial Corp.	26	461
Diamond Hill Investment Group, Inc. - Class A	1	106
Dime Community Bancshares, Inc.	8	242
Donegal Group Inc. - Class A	7	102
Donnelley Financial Solutions, Inc. (a)	5	337
Eagle Bancorp Montana, Inc.	1	23
Eagle Bancorp, Inc.	7	150
Eastern Bankshares, Inc.	35	576
eHealth, Inc. (a)	7	27
Employers Holdings, Inc.	6	274
Enact Holdings, Inc.	8	295
Encore Capital Group, Inc. (a)	4	203
Enova International, Inc. (a)	7	547
Enstar Group Limited (a)	3	916
Enterprise Bancorp, Inc.	3	85
Enterprise Financial Services Corp.	7	354
Equity Bancshares, Inc. - Class A	3	143
Esquire Financial Holdings, Inc.	2	133
Essent Group Ltd.	19	1,202
Euronet Worldwide, Inc. (a)	7	733
Evans Bancorp, Inc.	1	56
Evercore Inc. - Class A	4	1,051
EVERTEC, Inc.	8	266
EZCORP, Inc. - Class A (a)	13	145
F&G Annuities & Life, Inc.	1	43
F.N.B. Corporation	61	865
Farmers & Merchants Bancorp, Inc.	2	58
Farmers National Banc Corp.	8	124
FB Financial Corporation	8	367
Federal Agricultural Mortgage Corporation - Class C	2	326
Federated Hermes, Inc. - Class B	16	581
Fidelity D&D Bancorp, Inc.	—	11
Financial Institutions, Inc.	4	98
First American Financial Corporation	16	1,043
First Bancorp	7	306
First Bancorp, Inc., The	3	70
First Bancorp.	33	696
First Bancshares Inc.	7	226
First Bank of New Jersey	4	54
First Busey Corporation	10	267

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
First Business Financial Services, Inc.	2	93
First Commonwealth Financial Corporation	19	322
First Community Bancshares, Inc.	4	187
First Community Corporation	1	23
First Financial Bancorp.	17	437
First Financial Bankshares, Inc.	22	807
First Financial Corporation	2	106
First Financial Northwest, Inc.	1	16
First Foundation Inc.	15	95
First Hawaiian, Inc.	21	492
First Horizon Corporation	19	291
First Internet Bancorp	3	92
First Interstate BancSystem, Inc. - Class A	18	547
First Merchants Corporation	11	402
First Mid Bancshares, Inc.	5	181
First of Long Island Corporation, The	5	63
First United Corporation	—	15
First Western Financial, Inc. (a)	2	50
FirstCash, Inc.	8	900
Five Star Bancorp	3	86
Flushing Financial Corporation	7	108
Flywire Corporation (a)	19	309
Fulton Financial Corporation	29	530
Fundamental Global Inc. (a)	2	3
FVCBankcorp, Inc. (a)	1	9
Genworth Financial, Inc. - Class A (a)	82	562
German American Bancorp, Inc.	7	257
Glacier Bancorp, Inc.	20	901
Globe Life Inc.	8	862
GoHealth, Inc. - Class A (a)	1	10
Goosehead Insurance, Inc. - Class A (a)	4	354
Great Southern Bancorp, Inc.	3	165
Green Dot Corporation - Class A (a)	11	130
Greene County Bancorp, MHC	2	74
Greenlight Capital Re, Ltd. - Class A (a)	9	128
Guaranty Bancshares, Inc.	3	102
Hagerty, Inc. - Class A (a)	3	27
Hamilton Lane Incorporated - Class A	6	1,060
Hancock Whitney Corporation	15	784
Hanmi Financial Corporation	7	139
Hanover Insurance Group Inc, The	6	889
HarborOne Bancorp, Inc.	11	146
HBT Financial, Inc.	6	124
HCI Group, Inc.	2	248
Heartland Financial USA, Inc.	8	443
Hennessy Advisors, Inc. (b)	1	7
Heritage Commerce Corp	15	146
Heritage Financial Corporation	8	183
Heritage Global Solutions, Inc. (a)	6	10
Heritage Insurance Holdings, Inc. (a)	6	80
Hingham Institution For Savings, The (b)	1	130
Hippo Holdings Inc. (a)	1	16
Home Bancorp, Inc.	2	93
Home BancShares, Inc.	35	950
HomeStreet, Inc.	4	69
Hometrust Bancshares, Inc.	2	57
Hope Bancorp, Inc.	22	279
Horace Mann Educators Corporation	7	251
Horizon Bancorp, Inc.	10	158
Houlihan Lokey, Inc. - Class A	3	528
I3 Verticals, Inc. - Class A (a)	6	130
Independence Holdings, LLC	19	912
Independent Bank Corp.	8	459
Independent Bank Corporation	6	184
Independent Bank Group, Inc.	7	408
International Bancshares Corporation	11	667
International Money Express Inc. (a)	8	149
Invesco Ltd.	36	634
Investar Holding Corporation	2	43
Investors Title Company	—	111
James River Group, Inc.	9	53
Janus Henderson Group PLC	25	965
Kearny Financial Corp	16	113
Kingstone Companies, Inc. (a)	1	13
Kingsway Financial Services Inc. (a)	2	16
Kinsale Capital Group, Inc.	2	914
Lakeland Financial Corporation	5	304
Lazard, Inc.	7	377
LCNB Corp.	3	41
LendingClub Corporation (a)	17	190
LendingTree, Inc. (a)	3	169
Lincoln National Corporation	14	440
Live Oak Bancshares, Inc.	8	363
Maiden Holdings, Ltd. (a)	22	38
Mainstreet Bancshares, Inc.	1	26
MarketAxess Holdings Inc.	3	897
Marqeta, Inc. - Class A (a)	73	359
Mercantile Bank Corporation	4	180
Merchants Bancorp, Inc.	7	336
Mercury General Corporation	10	637
Meridian Bank	4	45
Metrocity Bankshares, Inc.	5	157
Metropolitan Bank Holding Corp. (a)	2	123
MGIC Investment Corporation	43	1,097
Mid Penn Bancorp, Inc.	3	96
Middlefield Banc Corp.	—	14
Midland States Bancorp, Inc.	5	121
MidWestOne Financial Group, Inc.	4	122
Moelis & Company - Class A	11	729
Moneylion Technologies Inc. - Class A (a)	1	24
Mr. Cooper Group Inc. (a)	11	979
MVB Financial Corp.	3	57
National Bank Holdings Corporation - Class A	7	290
National Bankshares, Inc.	1	29
Navient Corporation	22	342
NBT Bancorp Inc.	8	362
NCR Atleos Corporation (a)	12	331
Nelnet, Inc. - Class A	5	550
Nerdwallet, Inc. - Class A (a)	7	92
New York Community Bancorp, Inc. (b)	3	29
NI Holdings Inc. (a)	3	50
Nicholas Financial, Inc. (a) (b)	2	12
Nicolet Bankshares, Inc.	3	261
NMI Holdings, Inc. - Class A (a)	15	616
Northeast Bank	2	154
Northeast Community Bancorp, Inc.	3	69
Northfield Bancorp Inc.	11	129
Northrim Bancorp, Inc.	1	96
Northwest Bancshares, Inc.	24	325
Norwood Financial Corp.	2	45
Oak Valley Bancorp.	1	15
OceanFirst Financial Corp.	12	227
OFG Bancorp	9	390
Old National Bancorp	49	912
Old Republic International Corporation	21	751
Old Second Bancorp, Inc.	11	167
Onity Group Inc. (a)	2	56
OP Bancorp	2	31
Open Lending Corporation - Class A (a)	19	116
Oportun Financial Corporation (a)	8	24
Oppenheimer Holdings Inc. - Class A	2	125
Orange County Bancorp, Inc.	—	12
Origin Bancorp, Inc.	5	156
Orrstown Financial Services, Inc.	4	147
Oscar Health, Inc. - Class A (a)	32	674
P.C.B. Bancorp, Inc.	3	66
Pacific Premier Bancorp, Inc.	17	437
Palomar Holdings, Inc. (a)	4	397
Park National Corporation	3	514
Parke Bancorp, Inc.	3	61
Pathward Financial, Inc.	5	300
Paymentus Holdings, Inc. - Class A (a)	4	83
Payoneer Global Inc. (a)	64	484
Paysafe Limited (a)	10	234
Paysign, Inc. (a)	8	30
Peapack-Gladstone Financial Corporation	4	123
Penns Woods Bancorp, Inc.	2	40
PennyMac Financial Services, Inc.	9	1,023
Peoples Bancorp Inc.	7	215
Peoples Bancorp of North Carolina, Inc.	—	11

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Peoples Financial Services Corp.	2	73
Pinnacle Financial Partners, Inc.	12	1,216
Piper Sandler Companies	3	926
PJT Partners Inc. - Class A	4	505
Plumas Bancorp	—	10
Ponce Financial Group, Inc. (a)	5	60
Popular, Inc.	11	1,152
PRA Group, Inc. (a)	7	157
Preferred Bank	3	239
Premier Financial Corporation	8	194
Primerica, Inc.	4	1,030
Primis Financial Corp.	7	80
Princeton Bancorp, Inc.	1	53
ProAssurance Corporation (a)	13	190
PROG Holdings, Inc.	11	539
Prosperity Bancshares, Inc.	13	964
Provident Bancorp Inc. (a)	2	26
Provident Financial Services, Inc.	25	456
QCR Holdings, Inc.	4	283
Radian Group Inc.	24	842
RBB Bancorp	5	107
Red River Bancshares, Inc.	1	78
Regional Management Corp.	2	71
Remitly Global, Inc. (a)	31	411
Renasant Corporation	11	353
Repay Holdings Corporation - Class A (a)	17	142
Republic Bancorp, Inc. - Class A	4	250
Richmond Mutual Bancorporation, Inc. (b)	3	38
Riverview Bancorp, Inc.	3	13
RLI Corp.	7	1,136
Root LLC - Class A (a)	1	37
S & T Bancorp, Inc.	7	297
Safety Insurance Group, Inc.	3	206
Sandy Spring Bancorp, Inc.	8	252
Seacoast Banking Corporation of Florida	14	370
Security National Financial Corporation - Class A (a)	4	33
SEI Investments Company	9	630
Selective Insurance Group, Inc.	10	949
SelectQuote, Inc. (a)	19	41
ServisFirst Bancshares, Inc.	10	804
Shift4 Payments, LLC - Class A (a) (b)	9	810
Shore Bancshares, Inc.	7	91
Sierra BanCorp	4	112
Silvercrest Asset Management Group Inc. - Class A	2	40
Simmons First National Corporation - Class A	23	500
SiriusPoint Ltd. (a)	31	446
Skyward Specialty Insurance Group, Inc. (a)	5	205
SLM Corporation	39	883
Smartfinancial, Inc.	4	122
SoFi Technologies, Inc. (a) (b)	98	771
South Plains Financial, Inc.	3	118
Southern First Bancshares, Inc. (a)	2	73
Southern Missouri Bancorp, Inc.	3	161
Southern States Bancshares, Inc.	2	50
Southside Bancshares, Inc.	6	191
Southstate Corporation	12	1,149
Stellar Bancorp, Inc.	8	218
StepStone Group Inc. - Class A	8	430
Sterling Bancorp, Inc. (a)	5	21
Stewart Information Services Corporation	5	379
Stifel Financial Corp.	14	1,327
Stock Yards Bancorp, Inc.	5	321
StoneX Group Inc. (a)	5	442
Synovus Financial Corp.	23	1,037
Territorial Bancorp Inc.	2	20
Texas Capital Bancshares, Inc. (a)	8	594
TFS Financial Corporation	28	359
The Bancorp, Inc. (a)	10	534
The Western Union Company	55	658
Third Coast Bancshares, Inc. (a)	1	38
Timberland Bancorp, Inc.	2	68
Tiptree Inc.	9	186
Tompkins Financial Corporation	3	183
TowneBank	13	439
TriCo Bancshares	6	260
Triumph Financial, Inc. (a)	4	334
Trupanion, Inc. (a)	3	143
Trustco Bank Corp N Y	5	158
Trustmark Corporation	11	354
UMB Financial Corporation	9	928
United Bankshares, Inc.	25	913
United Community Banks, Inc.	20	576
United Fire Group, Inc.	6	134
Unity Bancorp, Inc.	3	90
Universal Insurance Holdings, Inc.	8	186
Univest Financial Corporation	7	206
USCB Financial Holdings, Inc. - Class A	1	9
Usio, Inc. (a)	5	7
Valley National Bancorp	84	762
Value Line, Inc. (b)	—	23
Veritex Holdings, Inc.	8	223
Victory Capital Holdings, Inc. - Class A	9	520
Virginia National Bankshares Corporation	—	14
Virtu Financial, Inc. - Class A	16	487
Virtus Investment Partners, Inc.	1	267
Voya Financial, Inc.	8	660
WAFD, Inc.	15	514
Walker & Dunlop, Inc.	6	696
Washington Trust Bancorp, Inc.	4	138
Waterstone Financial, Inc.	5	79
Webster Financial Corporation	10	463
WesBanco, Inc.	11	322
West Bancorporation, Inc.	5	93
Westamerica Bancorporation	5	224
Western Alliance Bancorporation	17	1,503
Western New England Bancorp, Inc.	6	52
Westwood Holdings Group, Inc.	2	29
Wex, Inc. (a)	4	940
White Mountains Insurance Group Ltd	—	845
Wintrust Financial Corporation	11	1,198
WisdomTree, Inc. (b)	35	351
World Acceptance Corporation (a)	1	167
WSFS Financial Corporation	11	570
Zions Bancorporation, National Association	23	1,104
Zurich American Corporation	11	676
		128,960
Consumer Discretionary 14.8%
1-800-Flowers.com, Inc. - Class A (a)	10	78
1stdibs.com, Inc. (a)	7	29
Abercrombie & Fitch Co. - Class A (a)	12	1,712
Academy Sports & Outdoors, Inc.	13	784
Accel Entertainment, Inc. (a)	14	166
Acushnet Holdings Corp.	12	758
Adient Public Limited Company (a)	17	377
ADT, Inc.	101	729
Adtalem Global Education Inc. (a)	8	588
Advance Auto Parts, Inc.	5	193
Allbirds, Inc. - Class A (a) (b)	—	3
A-Mark Precious Metals, Inc. (b)	6	279
American Axle & Manufacturing Holdings, Inc. (a)	26	158
American Eagle Outfitters, Inc.	35	786
American Outdoor Brands, Inc. (a)	3	31
American Public Education, Inc. (a)	5	67
America's Car Mart, Inc. (a)	2	71
Ammo, Inc. (a)	25	35
Aramark	23	900
Arhaus, Inc. - Class A	9	108
Ark Restaurants Corp.	1	7
ARKO Corp. - Class A	23	161
Asbury Automotive Group, Inc. (a)	4	861
Autoliv, Inc.	6	558
AutoNation, Inc. (a)	7	1,174
Bally's Corporation (a)	8	145
Bassett Furniture Industries, Incorporated	2	33
Bath & Body Works, Inc.	25	794
Beazer Homes USA, Inc. (a)	6	215
Beyond, Inc. (a)	5	55
Big 5 Sporting Goods Corporation	3	6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Biglari Holdings Inc. - Class A (a)	—	7
Biglari Holdings Inc. - Class B (a)	1	106
BJ's Restaurants, Inc. (a)	5	172
Bloomin' Brands, Inc.	13	223
Boot Barn Holdings, Inc. (a)	5	868
BorgWarner Inc.	25	900
Bowlero Corp. - Class A (b)	5	61
Boyd Gaming Corporation	—	25
Bright Horizons Family Solutions, Inc. (a)	9	1,311
Brinker International, Inc. (a)	9	661
Brunswick Corporation	11	912
Build-A-Bear Workshop, Inc.	4	123
Caesars Entertainment, Inc. (a)	6	249
Caleres, Inc.	8	258
Camping World Holdings, Inc. - Class A	6	149
Capri Holdings Limited (a)	8	335
CarParts.com, Inc. (a)	2	2
Carriage Services, Inc.	4	144
Carter's, Inc.	6	419
Cavco Industries, Inc. (a)	2	658
Century Casinos, Inc. (a)	7	18
Century Communities, Inc.	6	584
Cheesecake Factory Incorporated, The	9	355
Chegg, Inc. (a)	22	38
Choice Hotels International, Inc. (b)	7	876
Chuy's Holdings, Inc. (a)	2	72
Citi Trends, Inc. (a) (b)	3	49
CLARUS Corporation	9	42
Columbia Sportswear Company	10	794
Cooper-Standard Holdings Inc. (a)	5	66
Coursera, Inc. (a)	27	214
Cracker Barrel Old Country Store, Inc. (b)	4	166
Cricut, Inc. - Class A	2	15
Crocs, Inc. (a)	8	1,174
Culp, Inc. (a)	2	13
Dana Incorporated	26	277
Dave & Buster's, Inc. (a)	8	265
Denny's Corporation (a)	12	81
Designer Brands Inc. - Class A (b)	10	73
Destination XL Group, Inc. (a)	16	46
Dillard's, Inc. - Class A (b)	2	710
Dine Brands Global, Inc.	3	94
Dorman Products, Inc. (a)	6	628
Dream Finders Homes, Inc. - Class A (a)	4	154
Duluth Holdings Inc. - Class B (a)	6	24
Dutch Bros Inc. - Class A (a)	9	295
Educational Development Corporation (a)	1	2
El Pollo Loco Holdings, Inc. (a)	8	109
Escalade, Incorporated	3	43
Ethan Allen Interiors Inc.	6	179
ETSY, Inc. (a)	12	674
European Wax Center, Inc. - Class A (a)	8	54
Everi Holdings Inc. (a)	12	156
FIGS, Inc. - Class A (a)	29	198
First Watch Restaurant Group, Inc. (a) (b)	7	117
Five Below, Inc. (a)	7	577
Flexsteel Industries, Inc.	1	51
Foot Locker, Inc.	16	404
Fossil Group, Inc. (a)	1	1
Fox Factory Holding Corp. (a)	7	300
Frontdoor, Inc. (a)	14	664
Full House Resorts, Inc. (a)	8	41
Gap, Inc., The	63	1,397
Garrett Motion Inc. (a)	33	269
Genesco Inc. (a)	3	83
Gentex Corporation	24	705
Gentherm Incorporated (a)	6	279
G-III Apparel Group, Ltd. (a)	10	315
Golden Entertainment, Inc.	1	41
Gopro Inc. - Class A (a)	13	18
Graham Holdings Co., Ltd. - Class B	1	542
Grand Canyon Education, Inc. (a)	5	735
Green Brick Partners, Inc. (a)	7	617
Group 1 Automotive, Inc.	3	1,027
Groupon, Inc. (a) (b)	2	21
GrowGeneration Corp. (a)	4	8
Guess ?, Inc. (b)	10	199
H & R Block, Inc.	18	1,155
Hamilton Beach Brands Holding Company - Class A	1	25
Hanesbrands Inc. (a)	57	422
Harley-Davidson, Inc.	20	758
Hasbro, Inc.	13	911
Haverty Furniture Companies, Inc.	3	96
Helen of Troy Limited (a)	4	257
Hilton Grand Vacations Inc. (a)	17	609
Holley Inc. (a)	17	51
Hooker Furnishings Corporation	3	55
Hovnanian Enterprises, Inc. - Class A (a)	1	243
Inspired Entertainment, Inc. (a)	6	56
Installed Building Products, Inc.	5	1,187
International Game Technology PLC	28	590
iRobot Corporation (a)	5	39
J.jill, Inc.	2	60
Jack in the Box Inc.	3	150
JAKKS Pacific, Inc. (a)	2	57
Johnson Outdoors Inc. - Class A	2	79
KB Home	13	1,122
Kohl's Corporation (b)	18	386
Kontoor Brands, Inc.	10	809
Krispy Kreme, Inc.	25	269
Kura Sushi USA, Inc. - Class A (a) (b)	2	171
Lakeland Industries, Inc.	2	32
Lands' End, Inc. (a)	7	114
Landsea Homes Corporation (a)	7	82
Latham Group, Inc. (a)	23	157
Laureate Education, Inc. - Class A	28	462
La-Z-Boy Incorporated	8	342
Lazydays Holdings, Inc. (a) (b)	3	4
LCI Industries	5	564
Lear Corporation	5	593
Legacy Housing Corporation (a)	4	121
Leggett & Platt, Incorporated	22	300
Leslie's, Inc. (a)	28	87
Levi Strauss & Co. - Class A	11	234
LGI Homes, Inc. (a)	4	483
Life Time Group Holdings, Inc. (a)	19	459
Lifetime Brands, Inc.	5	34
Light & Wonder, Inc. (a)	7	665
Lincoln Educational Services Corporation (a)	7	89
Lindblad Expeditions, LLC (a)	7	67
Lithia Motors, Inc. - Class A	3	847
Lovesac Company, The (a)	4	105
Lucid Group, Inc. (a)	51	180
M/I Homes, Inc. (a)	2	356
Macy's, Inc.	47	735
Malibu Boats, Inc. - Class A (a)	3	136
Marine Products Corporation	6	54
MarineMax, Inc. (a)	5	168
Marriott Vacations Worldwide Corporation	6	477
MasterCraft Boat Holdings, Inc. (a)	4	67
Mattel, Inc. (a)	46	881
Meritage Homes Corporation	2	480
Mister Car Wash, Inc. (a) (b)	44	287
Modine Manufacturing Company (a)	12	1,548
Mohawk Industries, Inc. (a)	5	831
Monarch Casino & Resort, Inc.	2	164
Monro, Inc.	6	186
Motorcar Parts of America, Inc. (a)	6	45
Movado Group, Inc.	4	71
Murphy USA Inc.	1	531
Nathan's Famous, Inc.	1	70
National Vision Holdings, Inc. (a)	14	153
Newell Brands Inc.	57	439
Nishka, Inc. - Class A (a)	8	92
Noodles & Company - Class A (a)	11	13
Nordstrom, Inc.	27	602
Norwegian Cruise Line Holdings Ltd. (a)	48	985
Ollie's Bargain Outlet Holdings, Inc. (a)	11	1,024
OneSpaWorld Holdings Limited	18	300

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Onewater Marine Inc. - Class A (a)	2	54
Oxford Industries, Inc.	3	239
Papa John's International, Inc.	6	337
Patrick Industries, Inc.	4	600
PENN Entertainment, Inc. (a)	24	454
Perdoceo Education Corporation	15	325
Petco Health And Wellness Company, Inc. - Class A (a)	8	37
PetMed Express, Inc. (a) (b)	5	18
Phinia Inc.	2	85
Planet Fitness, Inc. - Class A (a)	10	852
Playa Hotels & Resorts N.V. (a)	22	173
PlayAGS, Inc. (a)	7	79
Polaris Inc.	7	553
Portillo's Inc. - Class A (a) (b)	10	137
Potbelly Corporation (a)	7	58
Purple Innovation, Inc. (b)	18	18
PVH Corp.	9	930
Quantumscape Battery, Inc. - Class A (a)	19	108
Qurate Retail, Inc. - Series A (a)	34	21
RCI Hospitality Holdings, Inc.	2	82
Red Robin Gourmet Burgers, Inc. (a) (b)	3	15
Red Rock Resorts, Inc. - Class A	8	451
Revolve Group Inc. - Class A (a)	7	162
RH (a)	3	986
Rocky Brands, Inc.	2	63
Sabre Corporation (a)	54	197
Sally Beauty Holdings, Inc. (a)	17	226
Shake Shack, Inc. - Class A (a)	7	713
Shoe Carnival, Inc.	6	270
Signet Jewelers Limited	8	807
Six Flags Entertainment Corporation	8	329
Skechers U.S.A., Inc. - Class A (a)	4	282
Skyline Champion Corporation (a)	10	929
Sleep Number Corporation (a)	5	88
Smith & Wesson Brands, Inc.	12	152
Soho House & Co Inc. - Class A (a) (b)	6	32
Solo Brands, Inc. - Class A (a) (b)	7	9
Sonic Automotive, Inc. - Class A	4	257
Sonos, Inc. (a)	21	262
Sportsman's Warehouse Holdings, Inc. (a)	11	29
Standard Motor Products, Inc.	5	172
Steven Madden, Ltd.	13	657
Stitch Fix, Inc. - Class A (a)	19	55
Stoneridge, Inc. (a)	6	73
Strategic Education, Inc.	4	389
Strattec Security Corporation (a)	1	36
Stride, Inc. (a)	8	671
Sturm, Ruger & Company, Inc.	1	45
Superior Group of Companies, Inc.	3	53
Sweetgreen, Inc. - Class A (a)	17	605
Sypris Solutions, Inc. (a)	3	4
Tapestry, Inc.	8	354
Taylor Morrison Home II Corporation - Class A (a)	21	1,455
Tempur Sealy International, Inc.	16	887
Texas Roadhouse, Inc. - Class A	2	312
The Buckle, Inc.	9	378
The Cato Corporation - Class A	5	23
The Goodyear Tire & Rubber Company (a)	50	440
The ODP Corporation (a)	7	211
The One Group Hospitality, Inc. (a)	4	15
The Wendy's Company	32	558
Thor Industries, Inc.	8	934
ThredUp Inc. - Class A (a)	14	12
Tile Shop Holdings, Inc. (a)	10	64
Tilly's, Inc. - Class A (a)	4	21
Topgolf Callaway Brands Corp. (a)	29	324
Travel + Leisure Co.	13	579
TRI Pointe Homes Holdings, Inc. (a)	18	827
Udemy, Inc. (a)	8	62
Under Armour, Inc. - Class A (a)	32	288
Under Armour, Inc. - Class C (a)	35	295
Unifi, Inc. (a)	4	33
United Parks And Resorts Inc. (a)	10	518
Universal Electronics Inc. (a)	3	31
Universal Technical Institute, Inc. (a)	10	168
Upbound Group, Inc.	9	297
Urban Outfitters, Inc. (a)	17	655
V.F. Corporation	34	675
Vail Resorts, Inc.	4	638
Valvoline, Inc. (a)	24	995
Vera Bradley, Inc. (a)	8	42
Victoria's Secret & Co. (a)	12	316
Vince Holding Corp. (a)	1	2
Vista Outdoor Inc. (a)	10	406
Visteon Corporation (a)	5	476
Vizio Holding Corp. - Class A (a) (b)	13	148
VOXX International Corporation - Class A (a) (b)	7	44
Warby Parker Inc. - Class A (a)	15	246
Weyco Group, Inc.	3	87
Whirlpool Corporation	7	710
Winmark Corporation	1	291
Winnebago Industries, Inc.	6	320
Wolverine World Wide, Inc.	15	260
Worthington Industries, Inc.	9	374
Wyndham Hotels & Resorts, Inc.	12	948
Wynn Resorts, Limited	7	662
XPEL, Inc. (a)	4	167
Xponential Fitness Inc. - Class A (a) (b)	3	37
YETI Holdings, Inc. (a)	14	559
Zumiez Inc. (a)	5	108
		95,097
Information Technology 11.8%
3D Systems Corporation (a)	16	47
8X8, Inc. (a)	16	33
908 Devices Inc. (a) (b)	5	19
A10 Networks, Inc.	18	260
ACI Worldwide, Inc. (a)	19	986
Adeia Inc.	20	244
Advanced Energy Industries, Inc.	7	704
Aehr Test Systems (a) (b)	7	93
Agilysys, Inc. (a)	5	549
Airgain, Inc. (a)	2	17
Alarm.Com Holdings, Inc. (a)	9	492
Alkami Technology, Inc. (a)	13	411
Allegro Microsystems Inc. (a)	20	471
Alpha and Omega Semiconductor Limited (a)	7	249
Altair Engineering Inc. - Class A (a)	9	813
Ambarella Inc. (a)	7	386
American Software, Inc. - Class A	8	91
Amkor Technology, Inc.	28	842
Amplitude Inc. - Class A (a)	4	33
Amtech Systems, Inc. (a)	3	18
AppFolio, Inc. - Class A (a)	1	328
Applied Optoelectronics, Inc. (a) (b)	7	97
Arrow Electronics, Inc. (a)	8	1,091
ASGN Incorporated (a)	9	831
AstroNova, Inc. (a)	—	7
Aurora Innovations Inc. - Class A (a)	156	926
AvePoint, Inc. - Class A (a)	31	361
Aviat Networks, Inc. (a)	3	73
Avnet, Inc.	16	882
Aware Inc. (a)	5	9
Axcelis Technologies, Inc. (a)	6	594
AXT, Inc. (a)	8	19
Backblaze Inc. - Class A (a)	3	18
Badger Meter, Inc.	6	1,214
Bel Fuse Inc. - Class B	3	219
Belden Inc.	7	828
Benchmark Electronics, Inc.	8	365
Bill Holdings, Inc. (a)	12	632
Blackbaud, Inc. (a)	9	790
Blackline, Inc. (a)	8	457
Box, Inc. - Class A (a)	22	723
Brightcove Inc. (a)	14	29
C3.ai, Inc. - Class A (a)	1	21
Calix, Inc. (a)	12	452
Cambium Networks Corp. (a)	6	11
CCC Intelligent Solutions Holdings Inc. (a)	60	668

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Cerence Inc. (a)	7	21
CEVA Inc. (a)	6	154
Ciena Corporation (a)	23	1,388
Cipher Mining Inc. (a) (b)	6	21
Cirrus Logic, Inc. (a)	10	1,194
Cleanspark Inc. (a)	32	296
Clear Secure, Inc. - Class A	11	371
Clearfield, Inc. (a)	1	50
Climb Global Solutions, Inc.	1	116
Coda Octopus Group, Inc. (a)	1	8
Cognex Corporation	18	711
Coherent Corp. (a)	10	880
Cohu, Inc. (a)	9	236
CommVault Systems, Inc. (a)	6	951
Comtech Telecommunications Corp. (a)	8	37
Consensus Cloud Solutions, Inc. (a)	4	96
CoreCard Corporation (a)	1	21
Corsair Gaming, Inc. (a)	12	85
CPI Card Group Inc. (a)	2	61
Crane Nxt, Co.	8	473
Credo Technology Group Holding Ltd (a)	26	810
CS Disco, Inc. (a)	13	77
CTS Corporation	5	259
Daily Journal Corporation (a)	—	124
Daktronics, Inc. (a)	13	164
Diebold Nixdorf, Incorporated (a)	4	186
Digi International Inc. (a)	7	181
Digital Turbine USA, Inc. (a)	14	44
DigitalOcean Holdings, Inc. (a)	11	435
Diodes Incorporated (a)	8	529
Dolby Laboratories, Inc. - Class A	4	320
DoubleVerify Holdings, Inc. (a)	25	414
Dropbox, Inc. - Class A (a)	28	707
DXC Technology Company (a)	29	612
DZS, Inc. (a)	8	5
E2Open Parent Holdings, Inc. - Class A (a)	24	107
Eastman Kodak Company (a)	14	65
Egain Corporation (a)	9	46
Elastic N.V. (a)	2	126
Enfusion, Inc. - Class A (a)	12	118
Envestnet, Inc. (a) (b)	7	440
ePlus inc. (a)	5	481
EverCommerce Inc. (a)	4	46
Everspin Technologies, Inc. (a)	5	30
Extreme Networks, Inc. (a)	21	322
Fabrinet (a)	6	1,319
FARO Technologies, Inc. (a)	5	95
Fastly, Inc. - Class A (a)	24	182
Five9, Inc. (a)	4	112
Formfactor, Inc. (a)	13	583
Frequency Electronics, Inc.	1	14
Freshworks, Inc. - Class A (a)	35	398
Genasys Inc. (a)	7	26
Globant S.A. (a)	4	778
Grid Dynamics Holdings, Inc. - Class A (a)	15	207
GSI Technology, Inc. (a)	3	11
Harmonic, Inc. (a)	20	291
HashiCorp, Inc. - Class A (a)	17	590
Ichor Holdings, Ltd. (a)	6	202
Identiv, Inc. (a)	6	20
Immersion Corporation	8	74
Indie Semiconductor, Inc. - Class A (a) (b)	27	108
Infinera Corporation (a)	33	220
Informatica Inc. - Class A (a)	13	332
Information Services Group, Inc.	11	37
Insight Enterprises, Inc. (a)	6	1,330
Instructure Holdings, Inc. (a)	1	13
Intapp US, Inc. (a)	12	574
InterDigital, Inc.	5	708
inTEST Corporation (a)	3	19
Intevac, Inc. (a)	8	26
ionQ, Inc. (a) (b)	11	97
IPG Photonics Corporation (a)	7	529
Issuer Direct Corporation (a) (b)	1	10
Iteris, Inc. (a)	10	73
Itron, Inc. (a)	8	871
JAMF Holding Corp. (a)	21	360
JFROG Ltd (a)	17	491
Kimball Electronics Group, LLC (a)	6	112
Knowles Corporation (a)	17	309
Kulicke and Soffa Industries, Inc.	9	422
KVH Industries, Inc. (a)	5	22
Kyndryl Holdings, Inc. (a)	40	910
Lantronix, Inc. (a)	11	44
Lattice Semiconductor Corporation (a)	11	601
Littelfuse, Inc.	4	951
LiveRamp Holdings, Inc. (a)	13	313
Lumentum Holdings Inc. (a)	10	615
Luna Innovations Incorporated (a)	1	2
MACOM Technology Solutions Holdings, Inc. (a)	11	1,267
Magnachip Semiconductor Corporation (a)	12	55
Matterport Operating, LLC - Class A (a)	56	254
MaxLinear, Inc. (a)	16	227
MeridianLink, Inc. (a)	10	207
Methode Electronics, Inc.	6	75
Mirion Technologies (US), Inc. - Class A (a)	34	374
Mitek Systems, Inc. (a) (b)	11	96
N-Able, Inc. (a)	30	389
Napco Security Technologies, Inc.	7	276
Navitas Semiconductor USA, Inc. (a) (b)	23	56
nCino OpCo, Inc. (a)	13	412
NCR Voyix Corporation (a)	25	335
NETGEAR, Inc. (a)	7	149
NetScout Systems, Inc. (a)	13	289
Network-1 Technologies, Inc.	3	4
Nlight, Inc. (a)	11	115
Novanta Inc. (a)	6	1,121
NVE Corporation	1	104
Olo Inc. - Class A (a)	19	93
ON24, Inc. (a)	10	64
One Stop Systems, Inc. (a) (b)	1	3
OneSpan Inc. (a)	11	179
Onto Innovation Inc. (a)	4	915
Ooma, Inc. (a)	6	69
Osi Systems, Inc. (a)	3	475
PAR Technology Corporation (a) (b)	6	314
PC Connection, Inc.	5	381
PDF Solutions, Inc. (a)	8	267
Pegasystems Inc.	6	429
Photronics, Inc. (a)	12	288
Plexus Corp. (a)	5	678
Power Integrations, Inc.	10	639
Powerfleet Inc. (a)	18	88
Powerschool Holdings, Inc. - Class A (a)	3	78
Procore Technologies, Inc. (a)	2	146
Progress Software Corporation	7	487
Q2 Holdings, Inc. (a)	10	785
Qualys, Inc. (a)	6	774
Rambus Inc. (a)	18	749
Red Violet, Inc. (a)	3	76
Ribbon Communications Inc. (a)	41	133
Richardson Electronics, Ltd.	4	48
Rimini Street, Inc. (a)	17	31
RingCentral, Inc. - Class A (a)	9	272
Riot Platforms, Inc. (a) (b)	8	62
Rogers Corporation (a)	3	342
Sanmina Corporation (a)	10	700
Sapiens International Corporation N.V.	9	328
ScanSource, Inc. (a)	6	286
Secureworks Corp. - Class A (a)	3	28
Semrush Holdings, Inc. - Class A (a)	13	198
SentinelOne, Inc. - Class A (a)	36	862
Silicon Laboratories Inc. (a)	6	639
Sitime Corporation (a)	3	484
Skywater Technology, Inc. (a) (b)	6	51
SMART Global Holdings, Inc. (a)	9	189
SmartRent, Inc. - Class A (a)	12	21
Smartsheet Inc. - Class A (a)	11	635
SolarWinds Corporation	26	334
Soundthinking, Inc. (a)	3	37

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Sprinklr, Inc. - Class A (a)	23	176
SPS Commerce, Inc. (a)	6	1,211
Synaptics Incorporated (a)	7	514
Synchronoss Technologies, Inc. (a)	1	9
Telos Corporation (a)	17	61
Teradata Corporation (a)	15	463
TeraWulf Inc. (a) (b)	57	267
The Hackett Group, Inc.	7	173
TransAct Technologies Incorporated (a)	—	1
TTM Technologies, Inc. (a)	19	350
Turtle Beach Corporation (a)	3	50
Uipath, Inc. - Class A (a)	48	619
Ultra Clean Holdings, Inc. (a)	8	332
Unisys Corporation (a)	15	83
Unity Software Inc. (a) (b)	25	575
Universal Display Corporation	3	679
Upland Software, Inc. (a)	5	11
Veeco Instruments Inc. (a)	10	327
Verint Systems Inc. (a)	11	279
Vertex, Inc. - Class A (a)	10	388
Viant Technology Inc. - Class A (a)	3	29
Viavi Solutions Inc. (a)	39	350
Vishay Intertechnology, Inc.	23	432
Vishay Precision Group, Inc. (a)	4	96
Vontier Corporation	25	831
Wolfspeed, Inc. (a)	8	77
Xerox Holdings Corporation	24	252
Xperi Inc. (a)	9	79
Yext, Inc. (a)	22	155
Zuora, Inc. - Class A (a)	12	105
		75,658
Health Care 10.5%
10X Genomics, Inc. - Class A (a)	13	289
2Seventy Bio, Inc. (a) (b)	3	14
4D Molecular Therapeutics, Inc. (a)	2	22
Aadi Bioscience, Inc. (a)	6	12
AbSci Corporation (a) (b)	16	60
AC Immune SA (a) (b)	2	6
Acadia Healthcare Company, Inc. (a)	16	1,003
ACADIA Pharmaceuticals Inc. (a)	10	157
Accolade, Inc. (a)	18	70
Accuray Incorporated (a)	25	44
Aclaris Therapeutics, Inc. (a)	9	10
Actinium Pharmaceuticals, Inc. (a)	5	9
Acumen Pharmaceuticals, Inc. (a)	2	5
AdaptHealth LLC - Class A (a)	12	133
Adaptive Biotechnologies Corporation (a) (b)	30	155
Addus HomeCare Corporation (a)	3	432
Adicet Therapeutics, Inc. (a) (b)	8	12
ADMA Biologics, Inc. (a)	45	901
Adverum Biotechnologies, Inc. (a)	2	16
Aerovate Therapeutics Inc. (a) (b)	1	2
Affimed N.V. (a) (b)	1	2
Agilon Health Management, Inc. (a)	10	40
Agios Pharmaceuticals, Inc. (a)	10	455
Aldeyra Therapeutics, Inc. (a)	17	92
Alector, Inc. (a)	17	80
Alkermes Public Limited Company (a)	30	840
Allakos Inc. (a)	13	9
Allogene Therapeutics, Inc. (a)	32	89
Allovir, Inc. (a)	11	9
Altimmune, Inc. (a) (b)	12	71
ALX Oncology Holdings Inc. (a)	1	2
Amedisys, Inc. (a)	6	588
American Well Corporation - Class A (a)	2	16
AMN Healthcare Services, Inc. (a)	7	305
Amneal Pharmaceuticals, Inc. - Class A (a)	50	413
Amphastar Pharmaceuticals, Inc. (a)	5	243
AngioDynamics, Inc. (a)	8	64
ANI Pharmaceuticals, Inc. (a)	5	285
Anika Therapeutics, Inc. (a)	4	93
Annexon, Inc. (a)	10	57
Apyx Medical Corporation (a)	7	8
Aravas Inc. (a)	2	9
Arcturus Therapeutics Holdings Inc. (a)	7	157
Arcus Biosciences, Inc. (a)	15	234
ARS Pharmaceuticals, Inc. (a)	3	49
Artivion, Inc. (a)	10	279
Arvinas Operations, Inc. (a)	6	150
Assertio Holdings, Inc. (a)	5	6
Astrana Health, Inc. (a)	9	532
Atea Pharmaceuticals, Inc. (a)	4	15
AtriCure, Inc. (a)	8	222
Atyr Pharma, Inc. (a)	2	3
Aura Biosciences, Inc. (a)	4	37
Avanos Medical, Inc. (a)	10	235
Avidity Biosciences, Inc. (a)	17	765
AxoGen, Inc. (a)	9	127
Axonics, Inc. (a)	8	523
Azenta, Inc. (a)	8	405
Beam Therapeutics Inc. (a)	10	253
Bioatla, Inc. (a) (b)	1	2
Biohaven Ltd. (a)	—	5
BioLife Solutions, Inc. (a)	9	226
Biomea Fusion, Inc. (a)	3	35
Bio-Rad Laboratories, Inc. - Class A (a)	1	239
Biote Corp. - Class A (a)	4	24
Bioventus Inc. - Class A (a)	10	119
Black Diamond Therapeutics, Inc. (a)	11	49
Bluebird Bio, Inc. (a) (b)	29	15
Brookdale Senior Living Inc. (a)	39	267
Bruker Corporation	—	33
C4 Therapeutics, Inc. (a)	13	75
Caredx, Inc. (a)	10	320
Caribou Biosciences, Inc. (a)	18	35
CASI Pharmaceuticals, Inc. (a) (b)	2	10
Castle Biosciences, Inc. (a)	6	168
Catalent, Inc. (a)	3	184
Catalyst Pharmaceuticals, Inc. (a)	21	412
Century Therapeutics, Inc. (a)	1	2
Certara, Inc. (a)	26	304
Chemed Corporation	1	516
Chinook Therapeutics, Inc. (a) (d)	3	1
Codexis, Inc. (a)	10	30
Cogent Biosciences, Inc. (a)	18	195
Collegium Pharmaceutical, Inc. (a)	7	282
Community Health Systems, Inc. (a)	30	181
Compass Therapeutics, Inc. (a)	5	9
CONMED Corporation	5	377
Corcept Therapeutics Incorporated (a)	17	793
CorVel Corporation (a)	3	1,038
Corvus Pharmaceuticals, Inc. (a)	5	26
Crinetics Pharmaceuticals, Inc. (a)	8	431
CRISPR Therapeutics AG (a) (b)	13	632
Cross Country Healthcare, Inc. (a)	8	106
Cryoport, Inc. (a)	9	74
Cullinan Oncology, LLC (a)	8	134
Cumberland Pharmaceuticals, Inc. (a)	3	4
CVRx, Inc. (a) (b)	4	32
Cytek Biosciences, Inc. (a)	18	102
Day One Biopharmaceuticals, Inc. (a)	13	185
Definitive Healthcare Corp. - Class A (a)	15	67
Denali Therapeutics Inc. (a)	16	462
Dentsply Sirona Inc.	31	850
Design Therapeutics, Inc. (a)	3	16
Doximity, Inc. - Class A (a)	19	814
Dynavax Technologies Corporation (a)	24	269
Edgewise Therapeutics, Inc. (a)	13	334
Editas Medicine, Inc. (a)	19	64
Elanco Animal Health Incorporated (a)	74	1,086
Electromed, Inc. (a)	1	17
Embecta Corp.	10	148
Emergent BioSolutions Inc. (a)	8	69
Enanta Pharmaceuticals, Inc. (a)	5	51
Encompass Health Corporation	7	709
Enhabit Inc. (a)	10	77
Enovis Corporation (a)	9	405
Envista Holdings Corporation (a)	20	397
Enzo Biochem, Inc. (a)	10	11

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Erasca, Inc. (a)	31	85
Evolent Health, Inc. - Class A (a)	20	566
Exagen Inc. (a)	1	2
Exelixis, Inc. (a)	39	1,017
Eyepoint Pharmaceuticals, Inc. (a)	2	15
Fate Therapeutics, Inc. (a)	12	44
Fonar Corporation (a)	1	19
Fulcrum Therapeutics, Inc. (a)	12	44
Fulgent Genetics, Inc. (a)	6	131
Generation Bio Co. (a)	10	24
Glaukos Corporation (a)	2	266
GoodRx Holdings, Inc. - Class A (a)	14	99
Gritstone Bio, Inc. (a)	13	8
Haemonetics Corporation (a)	8	648
Halozyme Therapeutics, Inc. (a)	17	976
Harmony Biosciences Holdings Inc. (a)	9	359
Harvard Bioscience, Inc. (a)	9	24
Health Catalyst, Inc. (a)	13	110
HealthEquity, Inc. (a)	14	1,138
Healthstream, Inc.	7	203
Henry Schein, Inc. (a)	13	916
HilleVax, Inc. (a)	8	14
Hims & Hers Health, Inc. - Class A (a)	31	572
Horizon Orphan LLC (a)	7	14
iCAD, Inc. (a)	3	5
ICU Medical, Inc. (a)	2	378
IDEAYA Biosciences, Inc. (a)	1	38
IGM Biosciences, Inc. (a) (b)	3	47
Immunic, Inc. (a)	1	2
Immunovant, Inc. (a)	22	622
Inari Medical, Inc. (a)	9	357
InfuSystem Holdings, Inc. (a)	5	35
Innoviva, Inc. (a)	14	275
Inogen, Inc. (a)	6	55
Inovio Pharmaceuticals, Inc. (a)	5	28
Inozyme Pharma, Inc. (a) (b)	9	45
Inspire Medical Systems, Inc. (a)	2	451
Integer Holdings Corporation (a)	6	791
Integra LifeSciences Holdings Corporation (a)	13	231
Intellia Therapeutics, Inc. (a)	14	282
Iovance Biotherapeutics, Inc. (a)	46	431
Iradimed Corp.	3	150
Iteos Therapeutics, Inc. (a)	7	73
Janux Therapeutics, Inc. (a)	1	55
Jasper Therapeutics, Inc. (a) (b)	3	48
Jazz Pharmaceuticals Public Limited Company (a)	6	713
Joint Corp, The (a)	4	44
KalVista Pharmaceuticals Inc. (a)	7	81
Keros Therapeutics, Inc. (a)	3	155
Kewaunee Scientific Corporation (a)	—	14
Kiniksa Pharmaceuticals International, PLC - Class A (a)	8	189
Kodiak Sciences Inc. (a)	11	28
Krystal Biotech, Inc. (a)	5	827
Kura Oncology, Inc. (a)	17	337
Kymera Therapeutics, Inc. (a)	8	386
Lantheus Holdings, Inc. (a)	11	1,164
Larimar Therapeutics, Inc. (a)	6	41
Leap Therapeutics, Inc. (a)	3	7
LeMaitre Vascular, Inc.	4	355
Lensar, Inc. (a)	1	5
LENZ Therapeutics, Inc. (a) (b)	2	41
Lifestance Health Group, Inc. (a)	9	66
Ligand Pharmaceuticals Incorporated (a)	3	324
Lineage Cell Therapeutics, Inc. (a) (b)	4	4
LivaNova PLC (a)	10	504
Lyell Immunopharma Inc. (a)	2	3
MacroGenics, Inc. (a)	15	50
MannKind Corporation (a)	32	199
Maravai LifeSciences Holdings, Inc. - Class A (a)	22	187
Masimo Corporation (a)	5	671
MaxCyte, Inc. (a)	19	72
MediciNova, Inc. (a)	3	6
MeiraGTx Holdings plc (a)	12	50
Merit Medical Systems, Inc. (a)	10	1,014
Mesa Laboratories, Inc.	1	145
Milestone Pharmaceuticals Inc. (a)	2	3
MiMedx Group, Inc. (a)	22	130
ModivCare Inc. (a)	4	51
Monte Rosa Therapeutics, Inc. (a) (b)	3	14
Myriad Genetics, Inc. (a)	17	458
National HealthCare Corporation	3	391
National Research Corporation	5	116
Nektar Therapeutics (a)	26	33
Neogen Corporation (a)	4	76
Neogenomics, Inc. (a)	23	341
Nevro Corp. (a)	5	29
Nextcure, Inc. (a)	6	9
Nkarta, Inc. (a)	7	33
Nurix Therapeutics, Inc. (a)	10	236
Nuvalent, Inc. - Class A (a)	1	63
Nuvation Bio Operating Company LLC - Class A (a)	4	9
Olema Pharmaceuticals Inc. (a)	13	157
OmniAb, Inc. (a) (d)	1	—
OmniAb, Inc. (a) (d)	1	—
OmniAb, Inc. (a)	23	97
Omnicell, Inc. (a)	7	325
OPKO Health, Inc. (a) (b)	43	64
OptimizeRX Corporation (a)	4	30
Option Care Health, Inc. (a)	29	913
Orasure Technologies, Inc. (a)	20	85
Organogenesis Holdings Inc. - Class A (a)	19	56
Organon & Co.	29	549
Oric Pharmaceuticals, Inc. (a)	10	99
Orthofix Medical Inc. (a)	7	110
Orthopediatrics Corp. (a)	5	139
Ovid Therapeutics Inc. (a)	7	9
Owens & Minor, Inc. (a)	15	235
Pacific Biosciences of California, Inc. (a) (b)	12	21
Pacira Pharmaceuticals, Inc. (a)	9	135
Paragon 28, Inc. (a) (b)	3	18
Patterson Companies, Inc.	17	366
PDL BioPharma, Inc. (a) (b) (d)	14	17
Pediatrix Medical Group, Inc. (a)	17	192
Pennant Group, Inc. , The (a)	8	284
Penumbra, Inc. (a)	4	805
Performant Financial Corporation (a)	17	62
Perrigo Company Public Limited Company	23	591
Personalis, Inc. (a) (b)	5	29
PetIQ, Inc. - Class A (a)	3	92
Phibro Animal Health Corporation - Class A	5	115
Phreesia, Inc. (a)	5	112
Pliant Therapeutics, Inc. (a)	10	107
PMV Pharmaceuticals, Inc. (a)	10	15
Poseida Therapeutics, Inc. (a)	21	61
PPHM, Inc. (a)	10	115
Praxis Precision Medicines, Inc. (a)	2	100
Precigen, Inc. (a)	6	6
Prelude Therapeutics Incorporated (a) (b)	3	6
Premier Healthcare Solutions, Inc. - Class A	18	355
Prestige Consumer Healthcare Inc. (a)	9	643
Privia Health Group Inc. (a)	18	323
Progyny, Inc. (a)	15	249
ProPhase Labs, Inc. (a)	3	7
Prothena Corporation Public Limited Company (a)	9	143
Pulmonx Corporation (a)	9	73
Puma Biotechnology, Inc. (a)	10	26
Pyxis Oncology, Inc. (a) (b)	4	14
Quanterix Corporation (a)	9	114
Quidelortho Corporation (a)	11	492
Quipt Home Medical Corp. (a)	6	17
R1 RCM Holdco Inc. (a)	40	562
RadNet, Inc. (a)	14	958
Rallybio Corporation (a)	2	2
Recursion Pharmaceuticals, Inc. - Class A (a) (b)	8	53
Regenxbio Inc. (a)	10	107
Relay Therapeutics, Inc. (a)	16	113
Relmada Therapeutics, Inc. (a) (b)	5	17
Reneo Pharmaceuticals, Inc. (a) (b)	—	—
Repare Therapeutics Inc. (a)	4	13

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Repligen Corporation (a)	4	556
Replimune Group, Inc. (a)	11	121
Rocket Pharmaceuticals, Inc. (a)	11	206
Sage Therapeutics Inc. (a)	10	74
Sanara Medtech Inc. (a) (b)	—	13
Sangamo Therapeutics, Inc. (a) (b)	32	28
Scholar Rock Holding Corporation (a) (b)	5	38
Schrodinger, Inc. (a)	7	131
scPharmaceuticals Inc. (a) (b)	1	5
Seer, Inc. - Class A (a)	6	12
Select Medical Holdings Corporation	22	769
Semler Scientific, Inc. (a)	2	48
Sensus Healthcare, Inc. (a)	2	14
Sera Prognostics, Inc. - Class A (a) (b)	3	26
Sgry, LLC (a)	22	697
SI-BONE, Inc. (a)	8	108
SIGA Technologies, Inc.	17	112
Sight Sciences, Inc. (a)	4	25
Simulations Plus, Inc.	4	144
Sotera Health LLC (a)	44	728
Spero Therapeutics, Inc. (a)	10	13
Springworks Therapeutics, Inc. (a)	11	342
STAAR Surgical Company (a)	8	307
Stoke Therapeutics, Inc. (a)	9	110
Supernus Pharmaceuticals, Inc. (a)	10	301
Surmodics, Inc. (a)	4	136
Sutro Biopharma, Inc. (a)	12	40
Tactile Systems Technology, Inc. (a)	6	86
Talkspace, Inc. (a)	20	41
Tango Therapeutics, Inc. (a)	6	50
Tarsus Pharmaceuticals, Inc. (a)	6	210
Tectonic Therapeutic, Inc. (a)	—	2
Teladoc Health, Inc. (a)	28	255
Terns Pharmaceuticals, Inc. (a)	6	47
The Ensign Group, Inc.	10	1,414
Theravance Biopharma, Inc. (a)	6	45
Treace Medical Concepts, Inc. (a)	7	41
TruBridge, Inc. (a)	4	43
TScan Therapeutics, Inc. (a)	3	16
Twist Bioscience Corporation (a)	10	456
U. S. Physical Therapy, Inc.	3	216
UFP Technologies, Inc. (a)	2	535
Utah Medical Products, Inc.	1	64
Vanda Pharmaceuticals Inc. (a)	14	65
Varex Imaging Corporation (a)	9	108
Ventyx Biosciences, Inc. (a) (b)	—	1
Vera Therapeutics, Inc. - Class A (a)	1	62
Veracyte, Inc. (a)	13	431
Verastem, Inc. (a)	5	15
Vericel Corporation (a)	8	334
Verve Therapeutics, Inc. (a)	1	7
Viking Therapeutics, Inc. (a)	2	122
VIR Biotechnology, Inc. (a)	14	105
Viridian Therapeutics, Inc. (a)	2	54
Voyager Therapeutics, Inc. (a)	8	44
Werewolf Therapeutics, Inc. (a)	5	10
Xbiotech Inc (a) (b)	6	47
Xencor, Inc. (a)	12	231
Xenon Pharmaceuticals Inc. (a)	2	95
Y-mAbs Therapeutics, Inc. (a) (b)	8	111
Zentalis Pharmaceuticals, Inc. (a)	2	8
ZimVie Inc. (a)	5	86
Zymeworks Inc. (a)	7	91
		67,049
Materials 6.4%
Advanced Emissions Solutions, Inc. (a)	3	21
AdvanSix Inc.	6	175
Alcoa Corporation	26	991
Alpha Metallurgical Resources, Inc.	2	534
Alto Ingredients, Inc. (a)	20	32
American Vanguard Corporation	6	32
Ampco-Pittsburgh Corporation (a)	3	5
AptarGroup, Inc.	1	186
Arcadium Lithium PLC (a)	67	191
Arch Resources, Inc. - Class A	3	427
Ardagh Metal Packaging S.A.	48	182
Ascent Industries Co. (a)	2	17
Ashland Inc.	9	788
Aspen Aerogels, Inc. (a)	13	374
ATI Inc. (a)	22	1,493
Avient Corporation	16	801
Axalta Coating Systems Ltd. (a)	20	738
Balchem Corporation	6	999
Berry Global Group, Inc.	12	809
Bioceres Crop Solutions Corp. (a) (b)	4	28
Cabot Corporation	10	1,095
Caledonia Mining Corporation PLC	3	40
Carpenter Technology Corporation	9	1,379
Century Aluminum Company (a)	21	338
Clearwater Paper Corporation (a)	3	97
Cleveland-Cliffs Inc. (a)	49	625
Coeur Mining, Inc. (a)	69	473
Commercial Metals Company	22	1,187
Compass Minerals International, Inc.	7	83
Core Molding Technologies, Inc. (a)	—	3
Crown Holdings, Inc.	6	619
Dakota Gold Corp. (a)	8	19
Eagle Materials Inc.	2	682
Ecovyst Inc. (a)	20	138
Element Solutions Inc.	45	1,227
Ferroglobe PLC	37	173
FMC Corporation	11	713
Fortitude Gold Corporation	2	12
Friedman Industries, Incorporated	1	24
Gatos Silver, Inc. (a)	12	181
Glatfelter Corporation (a)	11	19
Graphic Packaging Holding Company	18	522
Greif, Inc. - Class A	4	280
Greif, Inc. - Class B	3	192
H.B. Fuller Company	10	773
Hawkins, Inc.	5	622
Haynes International, Inc.	3	176
Hecla Mining Company	112	750
Huntsman Corporation	28	681
Ingevity Corporation (a)	6	234
Innospec Inc.	4	466
Intrepid Potash, Inc. (a)	3	82
Kaiser Aluminum Corporation	3	210
Knife River Corporation (a)	9	812
Koppers Holdings Inc.	5	174
Kronos Worldwide, Inc.	12	153
Louisiana-Pacific Corporation (W VA)	12	1,261
LSB Industries, Inc. (a)	18	145
Materion Corporation	4	415
MATIV Holdings, Inc.	12	204
Mercer International Inc.	17	113
Metallus Inc. (a)	10	145
Minera Andes Inc. (a)	—	4
Minerals Technologies Inc.	6	468
Mosaic Company, The	10	277
MP Materials Corp. - Class A (a) (b)	22	380
Myers Industries, Inc.	7	90
NewMarket Corporation	2	854
Nexa Resources S.A. (a)	9	62
O-I Glass, Inc. (a)	28	362
Olin Corporation	18	879
Olympic Steel, Inc.	3	107
Orion Engineered Carbons Finance & Co. S.C.A.	11	192
Perimeter Solutions (a)	9	120
Piedmont Lithium Inc. (a) (b)	2	21
Quaker Chemical Corporation	3	465
Radius Recycling, Inc. - Class A	7	125
Ramaco Resources, Inc. - Class A	8	92
Ramaco Resources, Inc. - Class B	2	18
Ranpak Holdings Corp - Class A (a)	14	90
Rayonier Advanced Materials Inc. (a)	17	148
Reynolds Group Holdings Limited	20	230
Royal Gold, Inc.	6	790
Ryerson Holding Corporation	7	144

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Sealed Air Corporation	20	717
Sensient Technologies Corporation	7	596
Silgan Holdings Inc.	19	972
Smith-Midland Corporation (a)	1	40
Sonoco Products Company	16	851
Standard Lithium Ltd. (a)	6	9
Stepan Company	4	321
Summit Materials, Inc. - Class A (a)	22	854
SunCoke Energy, Inc.	19	168
Sylvamo Corporation	7	561
The Chemours Company	25	498
Tredegar Corporation (a)	8	60
TriMas Corporation	8	202
Tronox Holdings PLC	28	415
United States Lime & Minerals, Inc.	5	503
United States Steel Corporation	26	906
Universal Stainless & Alloy Products, Inc. (a)	2	72
Warrior Met Coal, Inc.	8	536
Worthington Steel, Inc.	9	307
		40,866
Energy 5.1%
Adams Resources & Energy, Inc.	1	22
Amplify Energy Corp. (a)	9	61
Antero Midstream Corporation	80	1,211
Antero Resources Corporation (a)	20	562
Archrock, Inc.	27	545
Ardmore Shipping Services (Ireland) Limited	10	173
Atlas Energy Solutions Inc. (b)	—	7
Berry Corporation (Bry)	14	71
Bristow Holdings U.S. Inc. (a)	6	224
Cactus, Inc. - Class A	10	618
California Resources Corporation	12	619
Centrus Energy Corp. - Class A (a)	3	187
ChampionX Corporation	32	977
Chord Energy Corporation	4	475
Civitas Resources, Inc.	4	196
Clean Energy Fuels Corp. (a)	48	148
CNX Resources Corporation (a)	27	865
Comstock Resources, Inc. (b)	47	518
CONSOL Energy Inc.	5	554
Core Laboratories LP	9	161
Crescent Energy Company - Class A	15	162
CVR Energy, Inc. (b)	15	345
Delek US Holdings, Inc.	11	213
DHT Holdings, Inc.	31	341
DMC Global Inc. (a)	5	70
Dorian LPG Ltd.	10	343
DT Midstream, Inc.	16	1,228
enCore Energy Corp. (a)	6	26
Energy Services of America Corporation	1	12
Enlink Midstream, LLC	75	1,082
Epsilon Energy Ltd.	5	29
Evolution Petroleum Corporation	9	46
Excelerate Energy, Inc. - Class A	4	87
Expro Group Holdings N.V. (a)	19	328
Forum Energy Technologies, Inc. (a)	2	34
FutureFuel Corp.	10	60
Geospace Technologies Corporation (a)	3	36
Gevo, Inc. (a)	5	8
Granite Ridge Resources, Inc.	7	43
Green Plains Inc. (a)	11	146
Gulf Island Fabrication, Inc. (a)	2	9
Gulfport Energy Operating Corporation (a)	3	439
Hallador Energy Company (a)	8	74
Helix Energy Solutions Group, Inc. (a)	30	333
Helmerich & Payne, Inc.	17	523
HF Sinclair Corporation	2	68
Independence Contract Drilling, Inc. (a)	—	—
Innovex International, Inc. (a)	8	114
International Seaways, Inc.	9	466
Kinetik Holdings Inc. - Class A	8	362
KLX Energy Services Holdings, Inc. (a)	1	5
Kosmos Energy Ltd. (a)	81	327
Liberty Energy Inc. - Class A	27	522
Lightbridge Corporation (a)	—	—
Magnolia Oil & Gas Corporation - Class A	29	718
Mammoth Energy Services, Inc. (a)	11	45
Matador Resources Company	17	838
Murphy Oil Corporation	23	772
Nabors Industries Ltd. (a)	2	140
NACCO Industries, Inc. - Class A	2	50
Natural Gas Services Group, Inc. (a)	3	57
New Fortress Energy Inc. - Class A (b)	18	160
Newpark Resources, Inc. (a)	20	138
Noble Corporation PLC	19	699
Nordic American Tankers Limited	48	176
Northern Oil and Gas Incorporated (b)	10	358
NOV Inc.	41	660
Oceaneering International, Inc. (a)	18	456
Oil States International, Inc. (a)	16	71
Opal Fuels Inc. - Class A (a)	2	7
Par Pacific Holdings, Inc. (a)	10	183
PBF Energy Inc. - Class A	21	642
Peabody Energy Corporation	21	549
Pedevco Corp. (a)	7	5
Phx Minerals Inc. - Class A	10	33
Primeenergy Resources Corporation (a)	—	36
Propetro Holding Corp. (a)	23	177
Range Resources Corporation	27	836
Ranger Energy Services, Inc. - Class A	6	67
REX American Resources Corporation (a)	4	193
Riley Exploration - Permian, LLC	1	32
Ring Energy Inc. (a)	2	3
RPC, Inc.	34	218
SandRidge Energy, Inc.	8	103
Scorpio Tankers Inc.	9	670
SEACOR Marine Holdings Inc. (a)	7	70
Seadrill Limited (a)	10	396
Select Energy Services, Inc. - Class A	24	263
SFL Corporation Ltd.	27	308
SM Energy Company	19	753
Smart Sand, Inc. (a)	10	19
Solaris Energy Infrastructure, Inc. - Class A	8	105
Southwestern Energy Company (a)	136	967
STR Sub Inc. - Class A	8	159
Talos Energy Inc. (a)	30	310
Teekay Shipping (Canada) Ltd. (a)	20	182
Teekay Tankers Ltd. - Class A	6	340
TETRA Technologies, Inc. (a)	32	100
Tidewater Inc. (a)	10	687
Transocean Ltd. (a) (c)	131	558
Uranium Energy Corp. (a)	65	401
VAALCO Energy, Inc.	16	92
Valaris Limited (a)	11	639
Vital Energy, Inc. (a) (b)	4	96
Vitesse Energy, Inc.	5	124
W&T Offshore, Inc. (b)	13	28
Weatherford International Public Limited Company	7	601
World Kinect Corporation	11	353
		32,718
Consumer Staples 4.2%
Alico, Inc.	2	54
B&G Foods, Inc.	10	86
Beauty Health Company, The - Class A (a) (b)	14	20
Bellring Intermediate Holdings, Inc. (a)	22	1,346
Boston Beer Company, Inc., The - Class A (a)	2	473
Calavo Growers, Inc.	5	130
Cal-Maine Foods, Inc.	8	565
Celsius Holdings, Inc. (a)	16	510
Central Garden & Pet Company (a)	2	72
Central Garden & Pet Company - Class A (a)	10	303
Coca-Cola Consolidated, Inc.	1	1,190
Coty Inc. - Class A (a)	63	587
Darling Ingredients Inc. (a)	17	628
Del Monte Fresh Produce Company	8	244
Dole Public Limited Company	2	29
Duckhorn Portfolio Inc. , The (a)	21	123
e.l.f. Beauty, Inc. (a)	5	510

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Edgewell Personal Care Colombia S A S	9	335
Energizer Holdings, Inc.	11	354
Farmer Bros. Co. (a)	4	9
Flowers Foods, Inc.	34	778
Freshpet, Inc. (a)	8	1,106
Grocery Outlet Holding Corp. (a)	16	282
Herbalife Nutrition Ltd. (a) (b)	16	115
Ingles Markets, Incorporated - Class A	3	203
Ingredion Incorporated	10	1,428
Inter Parfums, Inc.	5	702
J&J Snack Foods Corp.	3	548
John B. Sanfilippo & Son, Inc.	2	182
Lamb Weston Holdings, Inc.	3	165
Lancaster Colony Corporation	5	837
LifeVantage Corporation	2	22
Lifeway Foods, Inc. (a)	3	67
Limoneira Company (b)	5	130
Mama's Creations, Inc. (a)	8	59
Medifast, Inc. (b)	2	42
MGPI Processing, Inc.	4	304
Mission Produce, Inc. (a)	13	166
National Beverage Corp.	11	502
Natural Alternatives International, Inc. (a)	1	5
Natural Grocers By Vitamin Cottage, Inc.	7	194
Natural Health Trends Corp.	1	5
Nature's Sunshine Products, Inc. (a)	5	65
Nu Skin Enterprises, Inc. - Class A	9	67
Oil-Dri Corporation of America	1	93
Olaplex Holdings, Inc. (a)	6	14
Pilgrim's Pride Corporation (a)	10	452
Post Holdings, Inc. (a)	10	1,112
PriceSmart, Inc.	6	530
Reynolds Consumer Products Inc.	25	769
Rocky Mountain Chocolate Factory, Inc. (a)	1	3
Seaboard Corporation	—	452
Seneca Foods Corporation - Class A (a)	1	83
Simply Good Foods Company, The (a)	16	574
Spartannash Company	8	175
Spectrum Brands Holdings, Inc.	6	576
Sprouts Farmers Market, Inc. (a)	17	1,894
The Andersons, Inc.	7	333
The Chefs' Warehouse, Inc. (a)	8	316
The Hain Celestial Group, Inc. (a)	17	147
The Honest Company, Inc. (a)	16	58
Tootsie Roll Industries, Inc.	7	229
Treehouse Foods, Inc. (a)	10	420
Turning Point Brands, Inc.	4	163
United Natural Foods, Inc. (a)	13	214
United-Guardian, Inc. (b)	—	2
Universal Corporation	4	231
USANA Health Sciences, Inc. (a)	4	155
UTZ Brands, Inc. - Class A	14	239
Vector Group Ltd.	27	404
Village Super Market, Inc. - Class A	3	85
Vita Coco Company, Inc., The (a)	8	226
Vital Farms, Inc. (a)	9	314
WD-40 Company	2	578
Weis Markets, Inc.	5	333
ZEVIA PBC - Class A (a)	6	6
		26,722
Communication Services 2.9%
Advantage Solutions, Inc. - Class A (a)	31	107
Altice USA, Inc. - Class A (a)	42	103
AMC Networks, Inc. - Class A (a) (b)	8	67
Angi Inc. - Class A (a)	20	50
Anterix Inc. (a)	4	167
Atlanta Braves Holdings, Inc. - Series A (a)	2	76
Atlanta Braves Holdings, Inc. - Series C (a)	7	279
ATN International, Inc.	4	138
Bandwidth Inc. - Class A (a)	6	97
Boston Omaha Corporation - Class A (a)	7	104
Bumble Inc. - Class A (a) (b)	24	152
Cable One, Inc.	1	268
Cardlytics, Inc. (a) (b)	10	33
CarGurus, Inc. - Class A (a)	17	510
Cars.com Inc. (a)	13	226
Cinemark Holdings, Inc. (a)	20	560
CM Wind Down Topco LLC - Class A (a)	4	5
Consolidated Communications Holdings, Inc. (a)	31	142
DHI Group, Inc. (a)	12	22
EchoStar Corporation - Class A (a)	3	63
Emerald Holding, Inc.	3	15
Entravision Communications Corporation - Class A	19	40
Eventbrite, Inc. - Class A (a)	15	41
EverQuote, Inc. - Class A (a)	7	155
Frontier Communications Parent, Inc. (a)	35	1,242
fuboTV Inc. (a)	12	17
Gaia, Inc. - Class A (a)	3	17
Gambling.Com Group Limited (a)	7	69
Gannett Co., Inc. (a)	36	204
Globalstar, Inc. (a)	8	10
Gogo, Inc. (a)	19	138
Gray Television, Inc.	21	111
Harte Hanks, Inc. (a) (b)	1	9
IDT Corporation - Class B	6	222
IMAX Corporation (a)	13	268
Integral Ad Science Holding Corp. (a)	19	202
Iridium Communications Inc.	14	436
John Wiley & Sons, Inc. - Class A	8	394
Lee Enterprises, Incorporated (a) (b)	1	10
Liberty Broadband Corporation - Series A (a)	2	176
Liberty Broadband Corporation - Series C (a)	14	1,069
Liberty Global Ltd. - Class A (a)	15	322
Liberty Global Ltd. - Class C (a)	17	366
Liberty Latin America Ltd. - Class A (a)	9	84
Liberty Latin America Ltd. - Class C (a)	30	284
Lions Gate Entertainment Corp. - Class A (a) (b)	6	49
Lions Gate Entertainment Corp. - Class B (a)	21	145
Liveone, Inc. (a)	3	3
Magnite, Inc. (a)	24	328
Marchex, Inc. - Class B (a)	—	—
Marcus Corporation, The	6	93
Match Group, Inc. (a)	17	647
Nexstar Media Group, Inc. - Class A	5	876
Nextdoor Holdings, Inc. - Class A (a)	21	52
Paramount Global - Class A	1	21
Paramount Global - Class B	9	95
PlayStudios, Inc. - Class A (a)	5	8
Podcastone, Inc. (a)	—	—
PubMatic, Inc. - Class A (a)	9	141
QuinStreet, Inc. (a)	13	244
Reading International, Inc. - Class A (a) (b)	2	4
Reservoir Media Management, Inc. (a)	4	36
Saga Communications, Inc. - Class A	1	13
Scholastic Corporation	6	195
Shenandoah Telecommunications Company	10	137
Shutterstock, Inc.	7	244
Sinclair, Inc. - Class A (b)	8	120
Skillz Inc. - Class A (a) (b)	4	24
Sphere Entertainment Co. (a) (e)	7	299
Sphere Entertainment Co. - Class A (a)	5	236
Sphere Entertainment Co. - Class A (a)	3	651
Spok Holdings, Inc.	1	15
Stagwell, Inc. - Class A (a)	17	118
TechTarget, Inc. (a)	6	152
TEGNA Inc.	33	514
Telephone and Data Systems, Inc.	21	495
The E.W. Scripps Company - Class A (a)	20	44
The New York Times Company - Class A	16	913
Thryv Holdings, Inc. (a)	8	136
Travelzoo (a)	3	40
TripAdvisor, Inc. (a)	20	293
Truecar, Inc. (a)	28	97
United States Cellular Corporation (a)	9	516
Urban One, Inc. - Class A (a)	2	4
Urban One, Inc. - Class D (a)	7	8
Vimeo, Inc. (a)	29	148
Vivid Seats Inc. - Class A (a) (b)	23	84
WideOpenWest, Inc. (a)	13	68

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Yelp Inc. (a)	12	419
Zedge, Inc. - Class B (a)	1	4
Ziff Davis, Inc. (a)	8	408
Ziprecruiter, Inc. - Class A (a)	10	98
ZoomInfo Technologies Inc. - Class A (a)	41	421
		18,726
Utilities 2.7%
ALLETE, Inc.	10	642
Altus Power, Inc. - Class A (a)	24	76
American States Water Company	6	514
Artesian Resources Corporation - Class A	2	85
Avista Corporation	13	502
Black Hills Corporation	11	663
California Water Service Group	9	485
Chesapeake Utilities Corporation	4	459
Clearway Energy, Inc. - Class A	6	171
Clearway Energy, Inc. - Class C	13	412
Consolidated Water Co. Ltd.	4	94
Genie Energy Ltd. - Class B	6	102
Global Water Resources, Inc.	1	11
Hawaiian Electric Industries, Inc. (a)	16	153
IDACORP, Inc.	8	829
MGE Energy, Inc.	6	548
Middlesex Water Company	3	192
Montauk Renewables, Inc. (a)	25	130
National Fuel Gas Company	15	881
New Jersey Resources Corporation	17	822
Northwest Natural Holding Company	7	266
NorthWestern Corporation	10	573
OGE Energy Corp.	30	1,247
One Gas, Inc.	9	677
Ormat Technologies, Inc.	10	745
Otter Tail Corporation	6	507
Pinnacle West Capital Corporation	8	710
Portland General Electric Company	16	785
Pure Cycle Corporation (a)	6	63
RGC Resources, Inc.	2	42
SJW Group	5	313
Southwest Gas Holdings, Inc.	11	829
Spire Inc.	9	586
Sunnova Energy International Inc. (a) (b)	21	205
The York Water Company	3	113
TXNM Energy, Inc.	15	668
UGI Corporation	32	798
Unitil Corporation	4	228
		17,126
Real Estate 0.8%
Compass, Inc. - Class A (a)	68	414
Cushman & Wakefield PLC (a)	37	504
DigitalBridge Group, Inc. - Class A	28	399
Douglas Elliman Inc. (a)	22	40
Dwight A. Walker Real Estate, Inc. - Class A (a)	4	48
eXp World Holdings, Inc. (b)	16	223
Five Point Holdings, LLC - Class A (a)	16	68
Florida Rock Properties, Inc. (a)	4	133
Forestar Group Inc. (a)	11	342
Howard Hughes Holdings Inc. (a)	8	631
Kennedy-Wilson Holdings, Inc.	24	262
Marcus & Millichap Company	7	290
Maui Land & Pineapple Company, Inc. (a)	5	112
Newmark Group, Inc. - Class A	26	397
Open Doors Technology Inc. - Class A (a)	91	181
Rafael Holdings, Inc. - Class B (a)	4	8
Realogy Holdings Corp. (a)	21	105
Seaport Entertainment Group Inc. (a) (b)	1	25
Stratus Properties Inc. (a)	2	52
Tejon Ranch Co. (a)	7	128
The Rmr Group Inc. - Class A	4	101
The St. Joe Company	11	622
		5,085
Total Common Stocks (cost $573,312)		637,099
RIGHTS 0.0%
Albireo Pharma, Inc. (a) (d)	5	30
Bristol-Myers Squibb Company (a)	8	—
Chinook Therapeutics, Inc. (a) (d)	11	14
Jounce Therapeutics, Inc. (a) (b) (d)	6	—
Kinnate Biopharma Inc. (a) (d)	1	—
Opiant Pharmaceuticals, Inc. (a) (b) (d)	1	—
Resolute Forest Products Inc. (a) (d)	16	4
Seaport Entertainment Group Inc. (a) (f)	1	3
Spectrum Pharmaceuticals, Inc. (a) (d)	30	—
Xeris Pharmaceuticals, Inc. (a) (d)	14	—
Total Rights (cost $5)		51
SHORT TERM INVESTMENTS 1.2%
Securities Lending Collateral 1.0%
JNL Government Money Market Fund - Class SL, 4.92% (g) (h)	6,218	6,218
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.82% (g) (h)	1,210	1,210
Total Short Term Investments (cost $7,428)		7,428
Total Investments 100.7% (cost $580,745)		644,578
Other Assets and Liabilities, Net (0.7)%		(4,205)
Total Net Assets 100.0%		640,373

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2024.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/DFA U.S. Small Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	15,284	67,993	82,067	56	—	—	1,210	0.2
JNL Government Money Market Fund, 4.92% - Class SL	2,391	30,649	26,822	78	—	—	6,218	1.0
	17,675	98,642	108,889	134	—	—	7,428	1.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/DFA U.S. Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bridgewater Bancshares, Inc.	09/16/19	118	109	—
Transocean Ltd.	03/02/21	570	558	0.1
		688	667	0.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA U.S. Small Cap Fund
Assets - Securities
Common Stocks	637,081	—	18	637,099
Rights	—	3	48	51
Short Term Investments	7,428	—	—	7,428
	644,509	3	66	644,578

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/DoubleLine Core Fixed Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 44.8%
Mortgage-Backed Securities 18.9%
Federal Home Loan Mortgage Corporation
7.48%, (1 Year Treasury + 2.36%), 07/01/27 (a)	—	—
3.00%, 08/01/46 - 07/01/52	71,853	65,534
3.50%, 10/01/47	9,012	8,519
4.00%, 10/01/48	1,802	1,753
2.00%, 11/01/50 - 05/01/51	26,706	22,497
5.50%, 04/01/53 - 05/01/54	44,183	45,394
5.00%, 06/01/53 - 07/01/53	25,309	25,584
6.00%, 11/01/53 - 04/01/54	25,731	26,793
Federal National Mortgage Association, Inc.
4.50%, 10/01/24 - 07/01/42	1,774	1,792
4.00%, 11/01/24 - 01/01/46	514	513
5.50%, 09/01/25 - 08/01/54	31,723	32,395
2.14%, 10/01/29	19,300	17,723
2.28%, 11/01/29	10,700	9,836
2.37%, 12/01/29	12,200	11,250
2.46%, 04/01/32	11,428	10,167
5.69%, (1 Year USD LIBOR + 1.45%), 01/01/35 (a)	99	102
6.96%, (1 Year Treasury + 2.24%), 01/01/36 (a)	1,149	1,169
5.00%, 12/01/38 - 08/01/53	28,087	28,333
6.36%, (12 Month Treasury Average + 1.20%), 06/01/43 (a)	34	33
3.00%, 04/01/47	4,057	3,713
3.50%, 06/01/47 - 04/01/52	21,488	20,275
2.50%, 10/01/50 - 05/01/52	90,836	79,352
2.00%, 11/01/50 - 02/01/51	28,603	23,962
6.00%, 05/01/53 - 06/01/54	38,815	40,084
Government National Mortgage Association
4.88%, (1 Year Treasury + 1.50%), 05/20/26 - 05/20/30 (a)	3	3
4.62%, (1 Year Treasury + 1.50%), 02/20/27 - 02/20/32 (a)	11	11
5.00%, (1 Year Treasury + 1.50%), 04/20/30 (a)	—	—
5.00%, 02/15/38 - 07/15/39	3,040	3,106
3.50%, 09/15/42 - 07/20/51	36,554	34,762
3.00%, 11/15/44 - 04/20/52	27,968	25,249
2.50%, 10/20/51 - 11/20/51	17,063	14,896
		554,800
U.S. Treasury Note 12.0%
Treasury, United States Department of
0.50%, 03/31/25 - 10/31/27	830	765
0.25%, 06/30/25 - 07/31/25	1,060	1,029
0.38%, 11/30/25	790	759
0.75%, 03/31/26 - 01/31/28	96,500	89,743
0.63%, 03/31/27 - 08/15/30	150,940	127,829
0.88%, 11/15/30	153,020	130,234
		350,359
U.S. Treasury Bond 8.9%
Treasury, United States Department of
1.13%, 05/15/40 - 08/15/40	211,420	138,493
1.38%, 11/15/40 - 08/15/50	1,320	848
1.88%, 02/15/41	106,400	78,005
1.75%, 08/15/41	61,230	43,397
1.25%, 05/15/50	1,780	952
		261,695
Collateralized Mortgage Obligations 3.7%
Connecticut Avenue Securities Trust 2022-R04
Series 2022-1M2-R04, REMIC, 8.38%, (SOFR 30-Day Average + 3.10%), 03/25/42 (a)	6,000	6,246
Connecticut Avenue Securities Trust 2024-R03
Series 2024-2M1-R03, REMIC, 6.43%, (SOFR 30-Day Average + 1.15%), 03/25/27 (a)	16,701	16,711
Federal Home Loan Mortgage Corporation
Series LZ-2764, REMIC, 4.50%, 03/15/34	1,039	1,037
Series BF-3284, REMIC, 5.76%, (SOFR 30-Day Average + 0.41%), 03/15/37 (a)	1,826	1,799
Series QD-4076, REMIC, 2.50%, 11/15/41	211	207
Series 2022-M1B-DNA3, REMIC, 8.18%, (SOFR 30-Day Average + 2.90%), 04/25/42 (a)	10,000	10,332
Series 2024-M2-HQA2, REMIC, 7.08%, (SOFR 30-Day Average + 1.80%), 08/25/44 (a)	4,000	4,023
Series FK-5092, REMIC, 4.00%, (SOFR 30-Day Average + 0.70%), 03/25/51 (a)	3,909	3,232
Federal National Mortgage Association, Inc.
Series 2006-3A2-5, REMIC, 6.58%, 05/25/35 (a)	5	6
Series 2013-TE-73, REMIC, 3.00%, 07/25/43	6,953	6,111
REMIC, 0.00%, 04/25/48	5,240	3,957
Series 2018-A-33, REMIC, 3.00%, 05/25/48	3,907	3,543
Interest Only, Series 2021-NS-48, REMIC, 0.00%, (3.65% - (SOFR 30-Day Average * 1)), 08/25/51 (a)	11,211	444
Series 2021-CZ-85, REMIC, 2.50%, 12/25/51	5,330	3,199
Series 2022-ZG-17, REMIC, 2.50%, 01/25/52	6,265	3,849
Government National Mortgage Association
Series 2010-FN-85, REMIC, 5.64%, (1 Month Term SOFR + 0.67%), 07/20/40 (a)	2,761	2,746
Series 2015-GF-161, REMIC, 5.38%, (1 Month Term SOFR + 0.41%), 11/20/45 (a)	1,764	1,734
Series 2019-JP-44, REMIC, 3.00%, 08/20/47	6,650	6,008
Series 2022-JC-159, REMIC, 4.00%, 09/20/48	5,542	5,486
Series 2019-CB-71, REMIC, 2.50%, 03/20/49	5,220	4,670
Series 2019-FH-112, REMIC, 5.48%, (1 Month Term SOFR + 0.51%), 09/20/49 (a)	12,797	12,605
Interest Only, Series 2020-IO-188, REMIC, 2.00%, 12/20/50	9,072	1,030
Interest Only, Series 2021-IU-159, REMIC, 3.00%, 09/20/51	10,576	1,708
Government National Mortgage Association Remic Trust 2019-052
Series 2019-FA-56, REMIC, 5.43%, (1 Month Term SOFR + 0.46%), 05/20/49 (a)	7,097	6,974
		107,657
Sovereign 1.3%
Assembleia da Republica
0.48%, 10/18/30, EUR (b)	400	400
Bundesrepublik Deutschland
0.00%, 08/15/30, EUR (c)	640	638
0.00%, 02/15/31, EUR (b) (c)	750	740
1.70%, 08/15/32, EUR	1,150	1,253
1.00%, 05/15/38, EUR	800	751
Cabinet Office, Government of Japan
0.10%, 12/20/26 - 12/20/27, JPY	393,800	2,722
1.90%, 03/20/31, JPY	133,000	1,004
0.50%, 03/20/38, JPY	94,500	597
Canada, Government of
1.50%, 06/01/31, CAD	500	340
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.15%, 08/12/32, PEN	3,900	1,067
Commonwealth of Australia
1.00%, 12/21/30, AUD (b)	610	358
1.50%, 06/21/31, AUD (b)	1,670	997
Departamento Administrativo De La Presidencia De La Republica
3.88%, 04/25/27	600	579
5.00%, 06/15/45	600	442
4.13%, 05/15/51	2,700	1,704
Estado Espanol
0.60%, 10/31/29, EUR	1,000	1,016
0.50%, 04/30/30, EUR (b)	1,170	1,169
Gobierno de la Republica de Guatemala
4.38%, 06/05/27 (b)	200	195
4.88%, 02/13/28 (b)	300	296
Gobierno de La Republica del Paraguay
4.70%, 03/27/27 (b)	400	399
Gobierno Federal de los Estados Unidos Mexicanos
5.00%, 03/06/25, MXN	13,300	661
5.75%, 03/05/26, MXN	14,000	676
4.40%, 02/12/52	500	385
6.34%, 05/04/53	2,800	2,790

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Gouvernement De France
0.50%, 05/25/29, EUR (b)	300	305
1.50%, 05/25/31, EUR (b)	400	416
3.00%, 05/25/33, EUR (b)	850	960
Government of the Republic of Panama
3.88%, 03/17/28	200	193
4.30%, 04/29/53	700	496
3.87%, 07/23/60	1,800	1,134
HM Treasury
4.25%, 03/07/36, GBP (b)	700	951
Ireland, Government of
1.10%, 05/15/29, EUR (b)	720	764
Ministry of Finance of Israel
0.50%, 02/27/26, ILS	2,400	612
3.75%, 09/30/27, ILS	4,000	1,052
New Zealand Parliament
1.50%, 05/15/31, NZD	1,840	999
Romania, Government of
3.70%, 11/25/24, RON	6,970	1,554
Sandor-Palota
3.00%, 10/27/27, HUF	235,000	610
4.75%, 11/24/32, HUF	267,000	687
Service Public Federal Chancellerie Du Premier Ministre
0.90%, 06/22/29, EUR (b)	830	866
2.85%, 10/22/34, EUR (d)	800	897
South Africa, Parliament of
4.30%, 10/12/28	850	822
8.00%, 01/31/30, ZAR	10,580	591
8.25%, 03/31/32, ZAR	12,400	673
8.88%, 02/28/35, ZAR	12,600	675
Urad Vlady Ceske Republiky
2.75%, 07/23/29, CZK	7,400	317
Urzad Rady Ministrow
1.75%, 04/25/32, PLN	3,300	681
6.00%, 10/25/33, PLN	1,500	412
		37,846
Total Government And Agency Obligations (cost $1,300,068)		1,312,357
CORPORATE BONDS AND NOTES 24.8%
Financials 5.3%
Acrisure, LLC
6.00%, 08/01/29 (d)	170	164
AerCap Ireland Capital Designated Activity Company
5.10%, 01/19/29	1,650	1,685
6.95%, 03/10/55	2,192	2,270
AIB Group Public Limited Company
5.87%, 03/28/35 (d)	2,855	3,012
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (d)	470	468
6.50%, 10/01/31 (d)	300	304
American Equity Investment Life Holding Company
5.75%, 10/01/29	886	891
AmWINS Group, Inc.
4.88%, 06/30/29 (d)	360	346
Ardonagh Finco Ltd.
7.75%, 02/15/31 (d)	520	538
Ares Capital Corporation
5.95%, 07/15/29	550	566
AssuredPartners, Inc.
5.63%, 01/15/29 (d)	400	385
Athene Global Funding
5.35%, 07/09/27 (d)	1,804	1,842
Athene Holding Ltd
6.25%, 04/01/54	2,124	2,264
Avation Capital
8.25%, 10/31/26 (d) (e) (f)	331	309
Aviation Capital Group LLC
1.95%, 09/20/26 (d)	3,358	3,183
5.38%, 07/15/29 (d)	1,627	1,660
Avolon Holdings Funding Limited
5.75%, 03/01/29 - 11/15/29 (d)	4,450	4,588
Banco Continental S.A.E.C.A.
2.75%, 12/10/25 (b)	150	145
Banco Davivienda S A
6.65%, (100, 04/22/31) (d) (g)	650	555
Banco De Bogota
6.25%, 05/12/26 (b)	400	402
Banco de Credito del Peru
3.13%, 07/01/30 (b)	750	734
3.13%, 07/01/30 (d)	800	783
3.25%, 09/30/31 (b)	1,250	1,183
Banco Del Estado De Chile
7.95%, (100, 05/02/29) (d) (g)	300	323
Banco Do Brasil SA
8.75%, (10 Year Treasury + 4.40%), (100, 10/15/24) (a) (b) (g)	1,600	1,626
Banco do Estado do Rio Grande do Sul S/A.
5.38%, 01/28/31 (b)	600	588
Banco Espirito Santo S.A.
0.00%, 01/21/29 - 01/01/00, EUR (b) (h) (i)	6,400	1,995
Banco Industrial S.A.
4.88%, 01/29/31 (b)	1,350	1,324
Banco Internacional Del Peru S.A.A. – Interbank
4.00%, 07/08/30 (b)	2,050	2,021
Banco Mercantil Del Norte S.A
6.63%, (100, 01/24/32) (b) (g)	750	697
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte
7.50%, (100, 06/27/29) (b) (g)	200	200
7.63%, (100, 01/10/28) (b) (g)	800	800
Banco Nacional De Comercio Exterior, S.N.C.
2.72%, 08/11/31 (b)	1,300	1,183
Banco Nacional De Panama
2.50%, 08/11/30 (b)	200	165
Banco Santander, S.A.
5.37%, 07/15/28 (j)	2,200	2,252
Bancolombia SA
4.63%, 12/18/29	1,900	1,879
8.63%, 12/24/34	600	640
Bank of America Corporation
2.57%, 10/20/32	1,566	1,375
5.47%, 01/23/35	1,795	1,887
2.48%, 09/21/36	4,977	4,207
Bank of Montreal
3.80%, 12/15/32 (j)	3,285	3,187
Bank of New York Mellon Corporation, The
5.06%, 07/22/32	1,943	2,015
Barclays PLC
4.94%, 09/10/30 (j)	2,504	2,526
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
5.13%, 01/18/33 (b)	1,300	1,236
5.88%, 09/13/34 (b)	500	487
Berkshire Hathaway Finance Corporation
2.85%, 10/15/50	1,865	1,308
3.85%, 03/15/52	1,125	951
BlackRock Funding, Inc.
5.35%, 01/08/55	2,853	3,002
Brighthouse Financial, Inc.
2.00%, 06/28/28 (d)	1,300	1,172
Brown & Brown, Inc.
5.65%, 06/11/34	2,219	2,322
CaixaBank, S.A.
6.04%, 06/15/35 (d)	2,164	2,300
Citigroup Inc.
3.07%, 02/24/28	917	891
5.41%, 09/19/39	2,224	2,219
Citizens Financial Group, Inc.
6.65%, 04/25/35	645	709
Commonwealth Bank of Australia
4.32%, 01/10/48 (d)	1,985	1,736
Credit Agricole SA
5.34%, 01/10/30 (d) (j)	2,270	2,330
Credito Real, S.A.B. De C.V., Sofom, E.N.R.
0.00%, (100, 11/29/27) (b) (g) (h) (i) (k)	1,100	6
DBS Group Holdings Ltd
1.82%, 03/10/31 (b)	1,200	1,153

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Docuformas, S.A.P.I. de C.V.
0.00%, 07/24/25 (d) (h) (i)	700	35
Fiserv, Inc.
5.45%, 03/15/34	2,122	2,223
General Motors Financial Company, Inc.
3.10%, 01/12/32	2,509	2,194
GGAM Finance Ltd.
6.88%, 04/15/29 (d)	525	547
Global Aviation Leasing Co., Ltd.
8.75%, 09/01/27 (d)	860	873
Global Bank Corporation
5.25%, 04/16/29 (b)	700	686
Global Payments Inc.
4.95%, 08/15/27	1,955	1,988
Goldman Sachs Group, Inc., The
6.55%, (3 Month Term SOFR + 1.43%), 05/15/26 (a) (e)	4,960	4,986
5.94%, (SOFR + 0.82%), 09/10/27 (a)	1,715	1,714
5.33%, 07/23/35	2,099	2,176
GTCR W-2 Merger Sub LLC
7.50%, 01/15/31 (d)	200	215
Hightower Holdings LLC
6.75%, 04/15/29 (d)	315	301
HSBC Holdings PLC
6.59%, (3 Month Term SOFR + 1.64%), 09/12/26 (a) (e) (j)	4,413	4,451
HUB International Limited
7.25%, 06/15/30 (d)	260	271
Icahn Enterprises L.P.
5.25%, 05/15/27	415	398
Intergroup Financial Services Corp.
4.13%, 10/19/27 (b)	800	774
ITAU Unibanco Holding SA
4.63%, (100, 02/27/25) (b) (g)	900	877
JPMorgan Chase & Co.
2.60%, 02/24/26	1,349	1,336
4.85%, 07/25/28	520	529
2.07%, 06/01/29	2,021	1,870
2.52%, 04/22/31	2,757	2,505
2.58%, 04/22/32	2,309	2,057
2.96%, 01/25/33	2,264	2,039
LFS Topco LLC
5.88%, 10/15/26 (d)	340	320
Macquarie Airfinance Holdings Limited
6.40%, 03/26/29 (d)	1,061	1,104
5.15%, 03/17/30 (d)	272	272
6.50%, 03/26/31 (d)	215	227
Markel Group Inc.
6.00%, 05/16/54	830	884
Massachusetts Mutual Life Insurance Company
3.20%, 12/01/61 (d)	2,475	1,636
Mitsubishi UFJ Financial Group Inc
5.43%, 04/17/35	2,230	2,347
Morgan Stanley
4.68%, 07/17/26	1,535	1,533
4.21%, 04/20/28	1,696	1,694
2.94%, 01/21/33	770	689
National Australia Bank Limited
2.99%, 05/21/31 (d)	2,972	2,661
Nationstar Mortgage Holdings Inc.
5.75%, 11/15/31 (d)	545	534
NatWest Markets PLC
5.41%, 05/17/29 (d)	2,190	2,276
Navient Corporation
5.00%, 03/15/27	290	288
OneMain Finance Corporation
7.13%, 03/15/26	35	36
7.50%, 05/15/31	630	649
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (b) (j)	1,100	1,067
1.83%, 09/10/30 (d) (j)	1,400	1,358
Panther Escrow Issuer LLC
7.13%, 06/01/31 (d)	425	446
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (d)	280	267
7.88%, 12/15/29 (d)	310	330
PT Bank Negara Indonesia (Persero), Tbk.
3.75%, 03/30/26 (b)	900	877
Royal Bank of Canada
5.15%, 02/01/34 (j)	848	881
Starwood Property Trust, Inc.
7.25%, 04/01/29 (d)	350	367
6.00%, 04/15/30 (d)	165	165
Transocean Poseidon Limited
6.88%, 02/01/27 (d)	252	252
Truist Financial Corporation
5.15%, 08/05/32	2,194	2,248
UBS Group AG
5.38%, 09/06/45 (d)	1,311	1,340
United Overseas Bank Limited
1.75%, 03/16/31 (b)	1,300	1,243
2.00%, 10/14/31 (b)	900	853
Wells Fargo & Company
4.81%, 07/25/28	1,958	1,981
2.88%, 10/30/30	2,133	1,980
6.49%, 10/23/34	3,111	3,474
Willis North America Inc.
4.50%, 09/15/28	3,996	3,993
		156,306
Utilities 3.8%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (b)	400	361
3.87%, 07/22/31 (b)	500	435
Adani Energy Solutions Limited
4.00%, 08/03/26 (b)	1,000	970
4.25%, 05/21/36 (b)	453	396
AEP Texas Inc.
5.45%, 05/15/29	1,290	1,345
AEP Transmission Company, LLC
5.40%, 03/15/53	425	442
AES Andres B.V.
5.70%, 05/04/28 (d)	800	764
Ameren Corporation
3.65%, 02/15/26	5,000	4,946
Ameren Illinois Company
4.95%, 06/01/33	1,500	1,542
Arizona Public Service Company
5.70%, 08/15/34	2,188	2,308
Black Hills Corporation
6.00%, 01/15/35	2,122	2,261
Boston Gas Company
3.15%, 08/01/27 (d)	5,000	4,823
Buffalo Energy Mexico Holding S A De C V
7.88%, 02/15/39 (d)	600	638
Calpine Corporation
4.50%, 02/15/28 (d)	585	571
Chile Electricity PEC SpA
0.00%, 01/25/28 (c) (d)	1,729	1,421
Clearway Energy Operating LLC
4.75%, 03/15/28 (d)	550	540
Cometa Energia SA de CV
6.38%, 04/24/35 (b)	625	632
Comision Federal De Electricidad, E.P.E.
3.35%, 02/09/31 (b)	200	173
6.45%, 01/24/35 (d)	400	399
Dominion Energy, Inc.
3.38%, 04/01/30	4,500	4,261
DTE Energy Company
5.85%, 06/01/34	3,465	3,719
Duke Energy Corporation
3.15%, 08/15/27	5,000	4,861
5.45%, 06/15/34	2,126	2,222
3.95%, 08/15/47	2,746	2,229
5.00%, 08/15/52	725	687
Emirates Sembcorp Water & Power Company P.J.S.C.
4.45%, 08/01/35 (d)	1,000	976
Empresa Electrica Angamos S.p.A.
4.88%, 05/25/29 (b)	652	583

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (b)	1,900	1,728
4.38%, 02/15/31 (b)	500	441
Enel Finance International N.V.
5.13%, 06/26/29 (d)	782	800
Energuate Trust
5.88%, 05/03/27 (b)	600	590
Entergy Arkansas, LLC
5.75%, 06/01/54	1,105	1,190
Entergy Corporation
7.13%, 12/01/54	1,084	1,126
Entergy Utility Assets, LLC
5.15%, 09/15/34	1,114	1,149
Eversource Energy
2.90%, 10/01/24	4,000	4,000
5.50%, 01/01/34	1,148	1,194
Exelon Corporation
5.45%, 03/15/34	3,925	4,114
FEL Energy VI S.a r.l.
5.75%, 12/01/40 (b)	351	334
Fenix Power Peru S.A.
4.32%, 09/20/27 (b)	356	347
Fermaca Enterprises S. de R.L. de C.V.
6.38%, 03/30/38 (b)	3,675	3,650
GNL Quintero S.A
4.63%, 07/31/29 (b)	1,471	1,460
ITC Holdings Corp.
3.25%, 06/30/26	3,000	2,945
2.95%, 05/14/30 (d)	1,250	1,153
5.40%, 06/01/33 (d)	750	776
JSW Energy Limited
4.13%, 05/18/31 (b)	988	902
JSW Hydro Energy Limited
4.13%, 05/18/31 (d)	380	347
Kallpa Generacion S.A.
4.13%, 08/16/27 (b)	200	197
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (b)	605	604
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (b)	422	409
NextEra Energy Capital Holdings, Inc.
5.55%, 03/15/54	1,370	1,429
6.75%, 06/15/54	493	532
NiSource Inc.
5.35%, 04/01/34	2,265	2,352
NRG Energy, Inc.
2.00%, 12/02/25 (d)	1,410	1,361
NSTAR Electric Company
3.20%, 05/15/27	5,000	4,878
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (b)	265	260
Pacific Gas And Electric Company
6.95%, 03/15/34	2,014	2,292
6.75%, 01/15/53	5,026	5,729
San Diego Gas & Electric Company
5.35%, 04/01/53	650	668
Sempra
5.50%, 08/01/33	4,000	4,193
Southern California Edison Company
5.45%, 06/01/31	1,930	2,053
Southwestern Electric Power Company
3.25%, 11/01/51	1,745	1,204
Suburban Propane Partners, L.P.
5.00%, 06/01/31 (d)	290	270
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (d)	1,500	1,448
The Southern Company
3.70%, 04/30/30 (j)	2,500	2,411
3.75%, 09/15/51	2,385	2,300
Transelec S.A.
3.88%, 01/12/29 (d)	2,500	2,392
Virginia Electric and Power Company
5.55%, 08/15/54	796	836
Vistra Operations Company LLC
7.75%, 10/15/31 (d)	305	328
6.88%, 04/15/32 (d)	315	332
		111,229
Energy 2.8%
6297782 LLC
4.91%, 09/01/27 (d)	407	410
Acu Petroleo Luxembourg S.a r.l.
7.50%, 07/13/35 (b)	756	757
Aethon United BR LP
8.25%, 02/15/26 (d)	305	309
7.50%, 10/01/29 (d)	490	497
AI Candelaria (Spain), S.L.U
7.50%, 12/15/28 (b)	575	566
5.75%, 06/15/33 (d)	1,000	818
5.75%, 06/15/33 (b)	1,500	1,226
Archrock Partners, L.P.
6.63%, 09/01/32 (d)	510	524
Bip-V Chinook
5.50%, 06/15/31 (d)	540	529
Blue Racer Midstream, LLC
7.25%, 07/15/32 (d)	520	546
BP Capital Markets America Inc.
4.89%, 09/11/33	1,769	1,799
5.23%, 11/17/34	2,205	2,290
Buckeye Partners, L.P.
6.88%, 07/01/29 (d)	730	748
Canacol Energy Ltd.
5.75%, 11/24/28 (b)	1,400	750
Cheniere Energy, Inc.
4.63%, 10/15/28	2,280	2,258
5.65%, 04/15/34 (d)	1,000	1,034
Chord Energy Corporation
6.38%, 06/01/26 (d)	500	501
Civitas Resources, Inc.
8.38%, 07/01/28 (d)	550	575
CNX Midstream Partners LP
4.75%, 04/15/30 (d)	470	439
CNX Resources Corporation
6.00%, 01/15/29 (d)	330	332
Devon Energy Corporation
5.75%, 09/15/54	2,226	2,170
Ecopetrol S.A.
5.88%, 05/28/45 - 11/02/51	3,150	2,299
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (b)	411	398
Enable Midstream Partners, LP
5.00%, 05/15/44 (e)	2,248	2,057
Energy Transfer LP
5.95%, 05/15/54	2,272	2,331
7.13%, 10/01/54	1,111	1,135
Enlink Midstream, LLC
5.65%, 09/01/34	3,313	3,409
Enterprise Products Operating LLC
5.55%, 02/16/55	2,191	2,265
Exxon Mobil Corporation
4.23%, 03/19/40	1,944	1,822
Gran Tierra Energy Inc.
9.50%, 10/15/29 (d)	1,500	1,422
Guara Norte S.a r.l.
5.20%, 06/15/34 (b)	1,491	1,419
Gulfport Energy Operating Corporation
8.00%, 05/17/26 (d)	219	223
6.75%, 09/01/29 (d)	505	511
Halliburton Company
4.85%, 11/15/35	925	924
Harvest Midstream I, L.P.
7.50%, 05/15/32 (d)	495	520
Hess Infrastructure Partners LP
5.50%, 10/15/30 (d)	330	329
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (d)	540	539
8.38%, 11/01/33 (d)	105	113
Kinder Morgan Energy Partners, L.P.
6.95%, 01/15/38	3,457	3,923

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Kodiak Gas Services, LLC
7.25%, 02/15/29 (d)	520	538
Leeward Renewable Energy Operations, LLC
4.25%, 07/01/29 (d)	420	396
Marathon Petroleum Corporation
5.13%, 12/15/26	1,534	1,558
Matador Resources Company
6.50%, 04/15/32 (d)	420	419
Medco Laurel Tree Pte. Ltd.
6.95%, 11/12/28 (b)	200	200
Medco Oak Tree Pte. Ltd.
7.38%, 05/14/26 (b)	1,400	1,419
MPLX LP
5.50%, 06/01/34	2,221	2,284
Nabors Industries, Inc.
9.13%, 01/31/30 (d)	330	340
8.88%, 08/15/31 (d) (l)	130	124
NGL Energy Operating LLC
8.13%, 02/15/29 (d)	420	431
NGPL PipeCo LLC
3.25%, 07/15/31 (d)	2,493	2,214
NuStar Logistics, L.P.
6.00%, 06/01/26	510	513
Occidental Petroleum Corporation
5.38%, 01/01/32	485	492
ONEOK, Inc.
3.40%, 09/01/29	1,235	1,174
6.63%, 09/01/53	5,952	6,598
Parkland Corporation
4.63%, 05/01/30 (d)	290	274
PBF Holding Company LLC
6.00%, 02/15/28	220	217
Permian Resources Operating, LLC
7.00%, 01/15/32 (d)	530	551
6.25%, 02/01/33 (d)	255	259
Petroleos del Peru - Petroperu S.A.
4.75%, 06/19/32 (b)	1,000	785
5.63%, 06/19/47 (b)	600	409
Petroleos Mexicanos
6.75%, 09/21/47	1,000	715
PT Adaro Indonesia
4.25%, 10/31/24 (b)	600	599
PT Pertamina (Persero)
1.40%, 02/09/26 (b)	1,000	957
Reliance Industries Limited
4.13%, 01/28/25 (b)	250	249
Sabine Pass Liquefaction, LLC
5.00%, 03/15/27	1,523	1,542
Schlumberger Holdings Corporation
5.00%, 11/15/29 (d)	1,792	1,849
Sitio Royalties Operating Partnership, LP
7.88%, 11/01/28 (d)	260	272
SM Energy Company
7.00%, 08/01/32 (d)	505	507
Sunoco LP
6.00%, 04/15/27	225	226
Tallgrass Energy Partners, LP
7.38%, 02/15/29 (d)	265	268
Targa Resources Corp.
5.50%, 02/15/35	478	492
TransCanada PipeLines Limited
4.63%, 03/01/34	3,000	2,952
Transocean Inc
8.00%, 02/01/27 (d)	189	189
Vallourec
7.50%, 04/15/32 (d)	535	567
Venture Global LNG, Inc.
8.13%, 06/01/28 (d)	365	381
8.38%, 06/01/31 (d)	235	248
9.88%, 02/01/32 (d)	260	289
Vital Energy, Inc.
7.88%, 04/15/32 (d)	225	218
Weatherford International Ltd
8.63%, 04/30/30 (d)	510	531
Williams Companies, Inc., The
5.15%, 03/15/34	2,843	2,872
		81,835
Industrials 2.7%
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (d)	310	322
Adani Ports and Special Economic Zone Limited
4.00%, 07/30/27 (b)	400	383
4.20%, 08/04/27 (b)	500	483
4.38%, 07/03/29 (b)	800	756
3.10%, 02/02/31 (b)	300	254
Advanced Drainage Systems, Inc.
6.38%, 06/15/30 (d)	508	519
Aeropuertos Dominicanos Siglo XXI
7.00%, 06/30/34 (d)	200	209
AGCO Corporation
5.80%, 03/21/34	790	822
American Airlines, Inc.
7.25%, 02/15/28 (d) (l)	540	553
8.50%, 05/15/29 (d)	515	546
Arcosa, Inc.
6.88%, 08/15/32 (d)	205	215
ARD Finance S.A.
6.50%, 06/30/27 (d) (f)	200	46
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (d) (l)	255	192
Artera Services, LLC
8.50%, 02/15/31 (d)	155	154
Beacon Roofing Supply, Inc.
6.50%, 08/01/30 (d)	500	518
Berry Global Escrow Corporation
4.88%, 07/15/26 (d)	861	858
Berry Global, Inc.
5.65%, 01/15/34 (d)	1,250	1,282
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (b) (c)	1,056	827
Bombardier Inc.
7.88%, 04/15/27 (d)	267	268
8.75%, 11/15/30 (d)	415	456
7.00%, 06/01/32 (d) (l)	105	110
Brand Industrial Services, Inc.
10.38%, 08/01/30 (d)	295	316
Builders FirstSource, Inc.
6.38%, 03/01/34 (d)	650	675
Burlington Northern Santa Fe, LLC
5.20%, 04/15/54	1,467	1,518
Clydesdale Acquisition Holdings, Inc.
6.88%, 01/15/30 (d)	515	527
CNH Industrial Capital LLC
5.10%, 04/20/29	1,115	1,147
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (d)	255	226
9.50%, 08/15/29 (d)	500	514
Corporation De Securite Garda World
4.63%, 02/15/27 (d)	625	614
6.00%, 06/01/29 (d)	320	308
CSX Corporation
3.80%, 11/01/46	5,637	4,709
Cummins Inc.
5.45%, 02/20/54	1,025	1,085
Dun & Bradstreet Corporation, The
5.00%, 12/15/29 (d) (l)	570	568
Element Fleet Management Corp.
6.32%, 12/04/28 (d)	2,170	2,308
Emerald Debt Merger Sub LLC
6.63%, 12/15/30 (d)	525	541
Empresa de Transporte de Pasajeros Metro S.A.
5.00%, 01/25/47 (d)	1,095	1,009
EMRLD Borrower LP
6.75%, 07/15/31 (d)	270	282
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (b)	430	431

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Fortress Transportation And Infrastructure Investors LLC
7.88%, 12/01/30 (d)	620	668
5.88%, 04/15/33 (d)	700	697
Genesee & Wyoming Inc.
6.25%, 04/15/32 (d)	1,055	1,086
Griffon Corporation
5.75%, 03/01/28	420	414
Grupo Kuo, S.A.B. De C.V.
5.75%, 07/07/27 (b)	600	590
Howmet Aerospace Inc.
4.85%, 10/15/31	798	814
Husky Injection Molding Systems Ltd.
9.00%, 02/15/29 (d)	600	624
Jacobs Engineering Group Inc.
5.90%, 03/01/33	1,565	1,637
JELD-WEN Holding, Inc.
7.00%, 09/01/32 (d)	425	429
Jeld-Wen, Inc.
4.88%, 12/15/27 (d)	555	543
JetBlue Airways Corporation
9.88%, 09/20/31 (d)	330	348
Lightning Power LLC
7.25%, 08/15/32 (d)	305	320
Lima Metro Line 2 Finance Limited
5.88%, 07/05/34 (b)	2,655	2,675
4.35%, 04/05/36 (b)	334	312
Madison IAQ LLC
4.13%, 06/30/28 (d)	335	324
5.88%, 06/30/29 (d)	585	570
MasTec, Inc.
5.90%, 06/15/29 (k)	750	781
Miter Brands Acquisition Holdco, Inc.
6.75%, 04/01/32 (d)	525	544
MV24 Capital B.V.
6.75%, 06/01/34 (b)	1,340	1,308
Northrop Grumman Corporation
5.20%, 06/01/54	2,245	2,286
Novelis Corporation
4.75%, 01/30/30 (d)	435	421
Owens Corning
5.70%, 06/15/34	1,041	1,106
Pactiv Evergreen Group Issuer LLC
4.38%, 10/15/28 (d)	395	378
Penske Truck Leasing Co., L.P.
5.75%, 05/24/26 (d)	1,318	1,342
4.20%, 04/01/27 (d)	1,785	1,775
Pike Corporation
5.50%, 09/01/28 (d)	460	450
8.63%, 01/31/31 (d)	255	274
Quanta Services, Inc.
5.25%, 08/09/34	2,205	2,259
Regal Rexnord Corporation
6.05%, 02/15/26 (k)	866	879
San Miguel Industrias Pet S.A.
3.50%, 08/02/28 (b)	200	183
Seaspan Corporation
5.50%, 08/01/29 (d)	330	313
Simpar Europe
5.20%, 01/26/31 (b)	400	332
Smurfit Kappa Treasury Unlimited Company
5.20%, 01/15/30 (d)	2,175	2,247
Spirit AeroSystems, Inc.
9.75%, 11/15/30 (d)	190	212
Standard Building Solutions Inc.
6.50%, 08/15/32 (d)	260	270
Sydney Airport Finance Company Pty Limited
3.38%, 04/30/25 (d)	2,650	2,626
3.63%, 04/28/26 (d)	1,973	1,947
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (d)	325	322
TMS International Corp.
6.25%, 04/15/29 (d)	220	209
TransDigm Inc.
5.50%, 11/15/27	520	518
6.88%, 12/15/30 (d)	515	539
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (d)	490	544
Triton Container International Limited
3.25%, 03/15/32	1,644	1,419
Uber Technologies, Inc.
4.50%, 08/15/29 (d)	2,506	2,481
4.80%, 09/15/34	2,180	2,174
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (d)	580	560
Veralto Corporation
5.35%, 09/18/28	1,545	1,609
Verisk Analytics, Inc.
5.25%, 06/05/34	2,221	2,292
Watco Companies, L.L.C.
7.13%, 08/01/32 (d)	520	542
Weir Group PLC(The)
2.20%, 05/13/26 (d)	4,552	4,376
XPO, Inc.
7.13%, 06/01/31 (d)	650	681
		78,801
Health Care 1.8%
1375209 BC Ltd
9.00%, 01/30/28 (d) (l)	87	86
AbbVie Inc.
4.70%, 05/14/45	2,292	2,225
5.50%, 03/15/64	1,210	1,292
AdaptHealth LLC
5.13%, 03/01/30 (d)	265	248
Amgen Inc.
5.75%, 03/02/63	3,162	3,344
Bausch + Lomb Corporation
8.38%, 10/01/28 (d)	650	688
Bausch Health Companies Inc.
8.50%, 01/31/27 (d)	195	160
4.88%, 06/01/28 (d)	440	344
5.25%, 01/30/30 (d)	125	70
14.00%, 10/15/30 (d)	30	27
Catalent Pharma Solutions, Inc.
3.50%, 04/01/30 (d)	125	123
Centene Corporation
2.50%, 03/01/31	3,772	3,248
Community Health Systems, Inc.
6.00%, 01/15/29 (d)	285	277
6.88%, 04/15/29 (d)	130	118
4.75%, 02/15/31 (d)	330	290
CVS Health Corporation
5.30%, 06/01/33	2,244	2,296
5.88%, 06/01/53	3,150	3,208
Elevance Health, Inc.
4.55%, 05/15/52	631	564
Fortrea Holdings Inc.
7.50%, 07/01/30 (d)	265	267
Gilead Sciences, Inc.
5.55%, 10/15/53	1,330	1,428
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (d) (l)	635	596
HCA Inc.
5.25%, 06/15/49	4,849	4,619
Icon Investments Six Designated Activity Company
5.85%, 05/08/29	1,200	1,260
6.00%, 05/08/34	1,200	1,276
IQVIA Inc.
6.25%, 02/01/29	1,505	1,601
Labcorp Holdings Inc.
4.80%, 10/01/34	5,388	5,327
Lifepoint Health, Inc.
4.38%, 02/15/27 (d)	515	505
10.00%, 06/01/32 (d)	655	722
ModivCare Inc.
5.00%, 10/01/29 (d) (l)	80	50
Mozart Debt Merger Sub Inc.
5.25%, 10/01/29 (d)	795	780

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Owens & Minor, Inc.
6.63%, 04/01/30 (d) (l)	265	258
Pfizer Investment Enterprises Pte. Ltd
4.75%, 05/19/33	1,566	1,598
Quest Diagnostics Incorporated
5.00%, 12/15/34	2,183	2,211
Radiology Partners, Inc.
8.50%, 01/31/29 (d) (f)	127	126
9.90%, 02/15/30 (d) (f)	93	88
Royalty Pharma PLC
5.40%, 09/02/34	2,168	2,225
Select Medical Corporation
6.25%, 08/15/26 (d)	405	408
Sotera Health Holdings, LLC
7.38%, 06/01/31 (d)	285	296
Tenet Healthcare Corporation
6.25%, 02/01/27	335	336
6.13%, 10/01/28 - 06/15/30	830	841
UnitedHealth Group Incorporated
5.05%, 04/15/53	2,381	2,365
4.95%, 05/15/62	960	928
Universal Health Services, Inc.
4.63%, 10/15/29	2,376	2,360
Zimmer Biomet Holdings, Inc.
5.20%, 09/15/34	2,167	2,208
		53,287
Consumer Discretionary 1.8%
Academy, Ltd.
6.00%, 11/15/27 (d)	420	421
Acushnet Company
7.38%, 10/15/28 (d)	265	279
American Axle & Manufacturing, Inc.
5.00%, 10/01/29 (l)	210	192
Ashton Woods USA L.L.C.
4.63%, 04/01/30 (d)	285	274
BCPE Empire Holdings, Inc.
7.63%, 05/01/27 (d)	470	471
Caesars Entertainment, Inc.
6.50%, 02/15/32 (d)	525	543
Carnival Corporation
7.00%, 08/15/29 (d)	340	361
Carvana Co.
12.00%, 12/01/28 (d) (f)	200	210
13.00%, 06/01/30 (d) (f)	200	218
Clarios Global LP
6.25%, 05/15/26 (d)	132	132
6.75%, 05/15/28 (d)	530	546
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (d)	260	275
D.R. Horton, Inc.
5.00%, 10/15/34	2,406	2,438
Dana Incorporated
5.38%, 11/15/27	120	119
5.63%, 06/15/28	310	304
4.25%, 09/01/30	95	85
Dealer Tire, LLC
8.00%, 02/01/28 (d)	325	325
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (d)	390	343
Everi Holdings Inc.
5.00%, 07/15/29 (d)	625	622
Expedia Group, Inc.
3.80%, 02/15/28	2,260	2,217
Fertitta Entertainment LLC
6.75%, 01/15/30 (d)	365	340
Ford Motor Company
3.25%, 02/12/32	2,573	2,192
Full House Resorts, Inc.
8.25%, 02/15/28 (d)	280	280
Gates Corporation
6.88%, 07/01/29 (d)	345	357
Genting New York LLC
7.25%, 10/01/29 (d)	365	369
Genuine Parts Company
4.95%, 08/15/29	2,175	2,215
Group 1 Automotive, Inc.
4.00%, 08/15/28 (d)	275	262
6.38%, 01/15/30 (d)	340	346
Hyatt Hotels Corporation
5.25%, 06/30/29	2,241	2,292
Hyundai Capital America
5.30%, 01/08/29 (d)	4,427	4,548
Installed Building Products, Inc.
5.75%, 02/01/28 (d)	425	423
LBM Acquisition, LLC
6.25%, 01/15/29 (d)	290	274
Light & Wonder, Inc.
6.63%, 03/01/30 (d)	330	328
Light and Wonder International, Inc.
7.25%, 11/15/29 (d)	245	253
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (d)	65	48
Lowe`s Companies, Inc.
5.63%, 04/15/53	1,246	1,296
LSF9 Atlantis Holdings, LLC
7.75%, 02/15/26 (d)	795	801
M/I Homes, Inc.
4.95%, 02/01/28	380	373
Macy's Retail Holdings
5.88%, 04/01/29 (d)	217	214
Magic Mergeco, Inc.
5.25%, 05/01/28 (d)	205	150
7.88%, 05/01/29 (d)	165	97
Magnum Management Corporation
5.25%, 07/15/29	280	275
Marriott International, Inc.
2.75%, 10/15/33 (k)	2,311	1,971
5.30%, 05/15/34	2,230	2,293
Mattamy Homes Limited
4.63%, 03/01/30 (d)	645	618
McDonald's Corporation
4.45%, 03/01/47	2,434	2,222
Merlin Entertainments Group U.S. Holdings Inc.
7.38%, 02/15/31 (d)	845	847
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (d)	405	388
NCL Corporation Ltd.
5.88%, 03/15/26 (d)	165	165
8.38%, 02/01/28 (d)	315	331
6.25%, 03/01/30 (d)	85	85
Ontario Gaming GTA Limited Partnership
8.00%, 08/01/30 (d)	300	312
O'Reilly Automotive, Inc.
5.75%, 11/20/26	906	934
5.00%, 08/19/34	1,119	1,130
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer
3.25%, 03/22/28 (b)	500	467
PENN Entertainment, Inc.
4.13%, 07/01/29 (d)	200	182
PetSmart, LLC
4.75%, 02/15/28 (d)	830	796
7.75%, 02/15/29 (d)	500	493
Premier Entertainment Sub, LLC
5.63%, 09/01/29 (d)	145	109
Royal Caribbean Cruises Ltd.
5.50%, 08/31/26 (d)	525	530
5.38%, 07/15/27 (d)	2,189	2,206
5.63%, 09/30/31 (d)	200	203
6.25%, 03/15/32 (d)	310	322
Six Flags Operations Inc.
6.63%, 05/01/32 (d)	630	651
Sonic Automotive, Inc.
4.63%, 11/15/29 (d)	525	493
Staples, Inc.
10.75%, 09/01/29 (d)	225	218
12.75%, 01/15/30 (d)	70	57

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Station Casinos LLC
6.63%, 03/15/32 (d)	260	266
SWF Escrow Issuer Corporation
6.50%, 10/01/29 (d)	95	61
The Goodyear Tire & Rubber Company
5.25%, 07/15/31 (l)	235	212
Univision Communications Inc.
4.50%, 05/01/29 (d)	325	290
Upbound Group, Inc.
6.38%, 02/15/29 (d)	170	165
Victra Holdings LLC
8.75%, 09/15/29 (d)	415	436
Viking Cruises Limited
9.13%, 07/15/31 (d)	240	262
Wheel Pros, Inc.
0.00%, 05/15/29 (d) (h) (i)	70	—
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (d)	585	564
ZF North America Capital, Inc.
6.88%, 04/23/32 (d)	2,575	2,581
		50,968
Information Technology 1.5%
Amentum Escrow Corp.
7.25%, 08/01/32 (d)	310	323
Arrow Electronics, Inc.
3.88%, 01/12/28	1,850	1,808
Atlassian Corporation
5.25%, 05/15/29	1,840	1,904
Broadcom Inc.
3.42%, 04/15/33 (d)	3,264	2,969
3.19%, 11/15/36 (d)	2,840	2,412
Cadence Design Systems, Inc.
4.70%, 09/10/34	1,045	1,051
Castle United States Holding Corporation
9.50%, 02/15/28 (d)	90	41
Central Parent Inc.
8.00%, 06/15/29 (d)	395	411
Clarivate Science Holdings Corporation
4.88%, 07/01/29 (d)	230	221
Cloud Software Group, Inc.
6.50%, 03/31/29 (d)	325	323
9.00%, 09/30/29 (d)	210	214
Coherent Corp.
5.00%, 12/15/29 (d)	230	225
Foundry JV Holdco LLC
6.15%, 01/25/32 (d)	1,500	1,560
5.88%, 01/25/34 (d)	1,000	1,019
6.40%, 01/25/38 (d)	1,201	1,265
Helios Software Holdings, Inc.
4.63%, 05/01/28 (d)	450	415
Hewlett Packard Enterprise Company
5.00%, 10/15/34	5,386	5,328
Intuit Inc.
5.50%, 09/15/53	1,838	1,977
Kyndryl Holdings, Inc.
4.10%, 10/15/41	2,965	2,386
Marvell Technology, Inc.
2.95%, 04/15/31	4,375	3,952
McAfee Corp.
7.38%, 02/15/30 (d)	175	171
Minerva Merger Sub Inc
6.50%, 02/15/30 (d)	415	399
Motorola Solutions, Inc.
5.40%, 04/15/34	2,255	2,353
NetApp, Inc.
1.88%, 06/22/25	2,051	2,012
Oracle Corporation
6.25%, 11/09/32	1,099	1,216
3.80%, 11/15/37	810	717
Qorvo, Inc.
3.38%, 04/01/31 (d)	1,320	1,180
Renesas Electronics Corporation
2.17%, 11/25/26 (d) (k)	4,494	4,281
UKG Inc.
6.88%, 02/01/31 (d)	255	264
Workday, Inc.
3.70%, 04/01/29	2,010	1,962
		44,359
Communication Services 1.5%
Acuris Finance US, Inc.
5.00%, 05/01/28 (d)	475	435
Altice Financing S.A.
5.00%, 01/15/28 (d)	245	207
Altice France
6.00%, 02/15/28 (d)	435	136
Altice France Holding S.A.
5.50%, 10/15/29 (d)	470	329
AMC Entertainment Holdings, Inc.
7.50%, 02/15/29 (d) (l)	135	105
AT&T Inc.
2.75%, 06/01/31	4,000	3,615
3.50%, 09/15/53	6,303	4,633
CCO Holdings, LLC
5.13%, 05/01/27 (d)	550	541
4.75%, 03/01/30 (d)	745	684
4.75%, 02/01/32 (d)	385	339
4.25%, 01/15/34 (d)	215	177
Charter Communications Operating, LLC
6.10%, 06/01/29	850	880
Clear Channel Outdoor Holdings, Inc.
9.00%, 09/15/28 (d)	180	191
7.50%, 06/01/29 (d)	185	159
Commscope Technologies LLC
5.00%, 03/15/27 (d)	185	155
Commscope, LLC.
4.75%, 09/01/29 (d)	160	128
Consolidated Communications, Inc.
5.00%, 10/01/28 (d)	430	395
CSC Holdings, LLC
6.50%, 02/01/29 (d)	455	376
5.75%, 01/15/30 (d)	505	261
CT Trust
5.13%, 02/03/32 (b)	700	641
DIRECTV Financing, LLC
5.88%, 08/15/27 (d)	450	441
DISH DBS Corporation
5.75%, 12/01/28 (d)	525	461
5.13%, 06/01/29	285	191
Frontier Communications Holdings, LLC
5.88%, 11/01/29	479	476
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (d)	130	131
5.00%, 05/01/28 (d)	260	258
GCI, LLC
4.75%, 10/15/28 (d)	380	365
Gray Television, Inc.
10.50%, 07/15/29 (d)	265	277
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (d)	235	226
Level 3 Financing, Inc.
4.25%, 07/01/28 (d)	180	144
10.50%, 04/15/29 (d)	475	520
4.50%, 04/01/30 (d)	170	133
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (d)	260	265
Lumen Technologies Inc.
8.00%, 06/01/36	230	102
Match Group Holdings II, LLC
5.00%, 12/15/27 (d)	570	563
McGraw-Hill Education, Inc.
7.38%, 09/01/31 (d)	100	104
Meta Platforms, Inc.
4.45%, 08/15/52	2,549	2,355
Millicom International Cellular SA
6.63%, 10/15/26 (b)	540	539
5.13%, 01/15/28 (b)	360	350
6.25%, 03/25/29 (b)	630	628

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
MVC Acquisition Corp.
5.75%, 08/01/28 (d)	280	277
NBN Co Limited
1.45%, 05/05/26 (d)	1,407	1,347
Netflix, Inc.
4.88%, 04/15/28	654	670
5.40%, 08/15/54	1,610	1,704
Network I2I Limited
3.98%, (100, 03/03/26) (b) (g)	400	388
5.65%, (100, 01/15/25) (b) (g)	1,700	1,696
News Corporation
5.13%, 02/15/32 (d)	160	157
Outfront Media Capital Corporation
7.38%, 02/15/31 (d)	200	214
Radiate HoldCo, LLC
4.50%, 09/15/26 (d) (l)	85	73
Sirius XM Radio Inc.
5.50%, 07/01/29 (d)	885	864
Take-Two Interactive Software, Inc.
4.95%, 03/28/28	3,793	3,869
Telesat Canada
4.88%, 06/01/27 (d)	55	25
6.50%, 10/15/27 (d)	70	23
T-Mobile USA, Inc.
5.15%, 04/15/34	1,758	1,813
3.40%, 10/15/52	2,376	1,742
5.50%, 01/15/55	5,000	5,178
Townsquare Media, Inc.
6.88%, 02/01/26 (d)	415	414
Wayfair LLC
7.25%, 10/31/29 (d)	250	256
Windstream Services, LLC
8.25%, 10/01/31 (d)	315	321
		43,947
Real Estate 1.3%
Agree Limited Partnership
2.60%, 06/15/33	1,160	964
Alexandria Real Estate Equities, Inc.
3.00%, 05/18/51	1,988	1,325
5.15%, 04/15/53	465	444
American Homes 4 Rent, L.P.
5.50%, 02/01/34	3,195	3,298
American Tower Corporation
5.55%, 07/15/33	1,047	1,098
Anywhere Real Estate Group LLC
5.25%, 04/15/30 (d) (l)	80	64
7.00%, 04/15/30 (d) (l)	235	218
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver
7.25%, 01/31/41 (d)	1,300	1,354
COPT Defense Properties
2.90%, 12/01/33	1,745	1,464
Crown Castle Inc.
3.65%, 09/01/27	8,851	8,680
Equinix, Inc.
1.80%, 07/15/27	1,915	1,796
Extra Space Storage LP
5.40%, 02/01/34	2,265	2,339
Host Hotels & Resorts, L.P.
2.90%, 12/15/31 (k)	2,659	2,340
5.70%, 07/01/34	2,240	2,313
Iron Mountain Incorporated
7.00%, 02/15/29 (d)	460	479
4.50%, 02/15/31 (d)	275	261
Park Intermediate Holdings LLC
7.00%, 02/01/30 (d)	730	758
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls
5.75%, 04/03/28 (b)	800	805
Phillips Edison Grocery Center Operating Partnership I, L.P.
5.75%, 07/15/34	1,695	1,766
Sabra Health Care Limited Partnership
3.20%, 12/01/31	1,100	967
Service Properties Trust
5.50%, 12/15/27	115	110
8.88%, 06/15/32	110	105
Sun Communities Operating Limited Partnership
2.70%, 07/15/31	2,715	2,372
Uniti Group Inc.
10.50%, 02/15/28 (d)	250	267
VICI Properties Inc.
4.63%, 12/01/29 (d)	2,335	2,290
XHR LP
6.38%, 08/15/25 (d)	280	280
4.88%, 06/01/29 (d)	740	709
		38,866
Materials 1.3%
ArcelorMittal
6.00%, 06/17/34	1,176	1,248
Arsenal AIC Parent LLC
8.00%, 10/01/30 (d)	150	161
Avient Corporation
6.25%, 11/01/31 (d)	100	103
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (b) (l)	550	433
Braskem Netherlands Finance B.V.
8.50%, 01/23/81 (b)	1,400	1,401
Cap S.A.
3.90%, 04/27/31 (b)	1,400	1,146
3.90%, 04/27/31 (d)	600	491
CCL Industries Inc.
3.05%, 06/01/30 (d)	1,477	1,355
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (b) (g)	1,800	1,771
CF Industries, Inc.
5.38%, 03/15/44	2,377	2,340
Compania de Minas Buenaventura S.A.A.
5.50%, 07/23/26 (b)	1,262	1,246
CSN Resources S.A.
5.88%, 04/08/32 (b)	1,400	1,193
CVR Partners, LP
6.13%, 06/15/28 (d)	270	265
Freeport-McMoRan Inc.
4.38%, 08/01/28	200	198
5.25%, 09/01/29	300	305
4.63%, 08/01/30	100	99
Glencore Funding LLC
1.63%, 04/27/26 (d)	1,890	1,814
5.37%, 04/04/29 (d)	3,786	3,913
GrafTech Finance Inc.
4.63%, 12/15/28 (d) (l)	200	134
Illuminate Buyer LLC
9.00%, 07/01/28 (d)	485	490
Ineos Finance PLC
7.50%, 04/15/29 (d) (l)	525	549
LD Celulose International GmbH
7.95%, 01/26/32 (d)	600	615
LYB International Finance III, LLC
5.50%, 03/01/34	2,164	2,252
MATIV Holdings, Inc.
6.88%, 10/01/26 (d) (j)	540	539
8.00%, 10/01/29 (d)	360	367
MEGlobal Canada ULC
5.00%, 05/18/25 (b)	1,400	1,396
Minsur S.A.
4.50%, 10/28/31 (b)	500	460
Mosaic Company, The
5.38%, 11/15/28	1,900	1,968
Office Cherifien Des Phosphates SA
4.50%, 10/22/25 (b)	400	396
Olympus Water US Holding Corporation
6.25%, 10/01/29 (d) (l)	200	194
Packaging Corporation of America
3.00%, 12/15/29	393	370
Periama Holdings, LLC
5.95%, 04/19/26 (b)	500	499

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
PT Freeport Indonesia
4.76%, 04/14/27 (b)	500	502
5.32%, 04/14/32 (b)	500	507
PT. Indonesia Asahan Aluminium
4.75%, 05/15/25 (b)	1,200	1,197
Sasol Financing USA LLC
4.38%, 09/18/26	200	194
Sealed Air Corporation
7.25%, 02/15/31 (d)	515	545
Sonoco Products Company
4.60%, 09/01/29	782	780
Southern Copper Corporation
3.88%, 04/23/25	500	496
SunCoke Energy, Inc.
4.88%, 06/30/29 (d)	475	431
Unigel Luxembourg SA
0.00%, 10/01/26 (b) (h) (i)	400	101
UPL Corporation Limited
4.50%, 03/08/28 (b)	700	630
4.63%, 06/16/30 (b)	800	680
Vale Overseas Ltd
6.40%, 06/28/54	848	894
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (d)	200	198
Vedanta Resources Limited
13.88%, 12/09/28 (b) (e)	1,316	1,342
W. R. Grace Holdings LLC
5.63%, 08/15/29 (d)	570	535
		38,743
Consumer Staples 1.0%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (b)	747	657
3.00%, 02/16/31 (d)	498	438
Agrosuper S.A.
4.60%, 01/20/32 (b)	500	458
Allied Universal Holdco LLC
9.75%, 07/15/27 (d)	340	341
6.00%, 06/01/29 (d)	235	210
7.88%, 02/15/31 (d)	670	685
B.A.T Capital Corporation
4.54%, 08/15/47	1,927	1,627
Bunge Limited Finance Corp.
4.65%, 09/17/34	2,700	2,694
Campbell Soup Company
5.40%, 03/21/34	1,107	1,158
Cencosud S.A.
4.38%, 07/17/27 (b) (l)	200	198
Cosan Overseas Limited
8.25%, (100, 2/5/2025) (b) (g)	1,300	1,326
Coty Inc.
5.00%, 04/15/26 (d)	405	403
Energizer Holdings, Inc.
6.50%, 12/31/27 (d)	225	228
Frigorifico Concepcion S.A.
7.70%, 07/21/28 (b) (l)	400	279
JSW Infrastructure Limited
4.95%, 01/21/29 (b)	700	681
Keurig Dr Pepper Inc.
5.20%, 03/15/31	1,935	2,020
Kroger Co., The
4.90%, 09/15/31	2,184	2,199
Kronos Acquisition Holdings Inc
8.25%, 06/30/31 (d)	265	266
Marfrig Holdings (Europe) B.V.
3.95%, 01/29/31 (b)	1,200	1,064
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (d)	295	21
Metis Merger Subordinated LLC
6.50%, 05/15/29 (d)	355	341
Minerva Luxembourg S.A.
4.38%, 03/18/31 (b)	1,500	1,332
8.88%, 09/13/33 (d)	200	218
Movida Europe S.A.
7.85%, 04/11/29 (d)	500	481
Performance Food Group, Inc.
6.13%, 09/15/32 (d)	450	460
Philip Morris International Inc.
5.25%, 02/13/34	1,913	1,984
Post Holdings, Inc.
6.38%, 03/01/33 (d)	405	412
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (d)	225	225
Prumo Participacoes E Investimentos SA
7.50%, 12/31/31 (b)	1,340	1,346
Rutas 2 And 7 Finance Ltd
0.00%, 09/30/36 (b) (c)	1,680	1,208
Sabre GLBL Inc.
8.63%, 06/01/27 (d)	170	167
Triton Water Holdings Incorporated
6.25%, 04/01/29 (d)	315	315
U.S. Foods Inc.
5.75%, 04/15/33 (d)	700	701
United Natural Foods, Inc.
6.75%, 10/15/28 (d) (l)	475	453
Vortex Opco LLC
8.00%, 04/30/30 (d)	53	21
11.26%, 04/30/30 (a) (d)	12	12
VT Topco, Inc.
8.50%, 08/15/30 (d)	535	571
Wand NewCo 3, Inc.
7.63%, 01/30/32 (d)	315	332
Wash Multifamily Acquisition Inc.
5.75%, 04/15/26 (d)	425	423
		27,955
Total Corporate Bonds And Notes (cost $735,842)		726,296
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 22.7%
AASET 2021-2 Trust
Series 2021-B-2A, 3.54%, 12/15/28 (e)	1,081	937
AASET 2024-1
Series 2024-A2-1A, 6.26%, 05/16/31	2,213	2,291
Series 2024-B-1A, 6.90%, 05/16/31 (m)	4,979	5,116
ABFC 2006-HE1 Trust
Series 2006-A2B-HE1, REMIC, 5.19%, (1 Month Term SOFR + 0.33%), 01/25/37 (a) (e)	2,587	1,356
ABFC 2007-WMC1 Trust
Series 2007-A1A-WMC1, REMIC, 6.22%, (1 Month Term SOFR + 1.36%), 06/25/37 (a) (e)	2,396	1,685
ACHV ABS Trust 2023-3PL
Series 2023-B-3PL, 7.17%, 08/19/30	1,539	1,543
AIMCO CLO 10 Ltd
Series 2019-D1RR-10A, 8.28%, (3 Month Term SOFR + 3.00%), 07/22/37 (a)	2,000	2,009
AIMCO CLO Series 2018-A
Series 2018-D-AA, 8.10%, (3 Month Term SOFR + 2.81%), 04/17/31 (a)	1,000	1,002
Aligned Data Centers Issuer, LLC
Series 2023-A2-1A, 6.00%, 08/15/28	5,250	5,356
Alternative Loan Trust 2004-24CB
Series 2005-1A7-6CB, REMIC, 5.50%, 04/25/35	3,133	2,732
Alternative Loan Trust 2005-43
Series 2005-A3-32T1, REMIC, 5.97%, (1 Month Term SOFR + 1.11%), 08/25/35 (a)	4,537	2,370
Series 2005-1A2-27, REMIC, 6.52%, (12 Month Treasury Average + 1.40%), 08/25/35 (a)	162	155
Alternative Loan Trust 2005-45
Series 2005-1A1-59, REMIC, 5.74%, (1 Month Term SOFR + 0.77%), 11/20/35 (a) (e)	2,763	2,589
Series 2005-2A1-J12, REMIC, 5.51%, (1 Month Term SOFR + 0.65%), 11/25/35 (a) (e)	5,763	2,917
Series 2005-1A10-64CB, REMIC, 5.75%, 12/25/35	2,489	2,276
Alternative Loan Trust 2006-19CB
Series 2006-A5-19CB, REMIC, 6.00%, 08/25/36	3,202	1,916
Alternative Loan Trust 2006-25CB
Series 2006-A4-25CB, REMIC, 6.00%, 10/25/36	3,383	1,841

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Alternative Loan Trust 2006-9T1
Series 2006-2A4-6CB, REMIC, 5.75%, 05/25/36	5,109	1,945
Alternative Loan Trust 2006-HY11
Series 2006-A1-HY11, REMIC, 5.21%, (1 Month Term SOFR + 0.35%), 06/25/36 (a) (e)	4,527	4,194
Alternative Loan Trust 2006-OA12
Series 2006-A1B-OA12, REMIC, 5.27%, (1 Month Term SOFR + 0.30%), 09/20/46 (a) (e)	623	659
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 5.27%, (1 Month Term SOFR + 0.31%), 12/20/46 (a) (e)	3,063	2,780
Alternative Loan Trust 2006-OA21
Series 2006-A1-OA21, REMIC, 5.27%, (1 Month Term SOFR + 0.30%), 03/20/47 (a) (e)	2,063	1,827
Alternative Loan Trust 2006-OC3
Series 2006-2A3-OC3, REMIC, 5.55%, (1 Month Term SOFR + 0.69%), 03/25/36 (a) (e)	5,245	4,471
Alternative Loan Trust 2007-16CB
Series 2007-1A4-16CB, REMIC, 6.00%, 08/25/37	3,108	2,389
Alternative Loan Trust 2007-9T1
Series 2007-2A3-9T1, REMIC, 6.00%, 05/25/37	5,994	2,757
Alternative Loan Trust 2007-Oa7
Series 2007-A1A-OA7, REMIC, 5.33%, (1 Month Term SOFR + 0.47%), 05/25/47 (a) (e)	136	122
AMSR 2020-SFR5 Trust
Series 2020-E1-SFR5, REMIC, 2.68%, 11/19/25	8,000	7,763
Series 2020-E2-SFR5, REMIC, 2.93%, 11/19/25	10,000	9,714
AMSR Trust
Series 2021-E1-SFR2, REMIC, 2.48%, 08/19/26	3,000	2,830
Series 2021-E2-SFR2, REMIC, 2.58%, 08/19/26	2,500	2,356
Series 2021-F1-SFR2, REMIC, 3.28%, 08/19/26	3,000	2,826
Series 2021-F2-SFR2, REMIC, 3.67%, 08/19/26	2,000	1,891
AREIT 2024-CRE9 Ltd
Series 2024-B-CRE9, 7.63%, (1 Month Term SOFR + 2.54%), 02/20/29 (a) (e)	1,820	1,816
Argent Securities Inc.
Series 2006-A2C-W2, REMIC, 5.55%, (1 Month Term SOFR + 0.69%), 03/25/36 (a) (e)	10,651	5,877
Argent Securities Trust 2006-M1
Series 2006-A2C-M1, REMIC, 5.27%, (1 Month Term SOFR + 0.41%), 07/25/36 (a) (e)	13,204	3,119
Atrium XIII
Series D-13A, 8.24%, (3 Month Term SOFR + 2.96%), 11/21/30 (a)	1,000	1,001
Bain Capital Credit CLO 2023-3, Limited
Series 2023-C-3A, 8.53%, (3 Month Term SOFR + 3.25%), 07/24/36 (a)	1,000	1,014
Bain Capital Credit CLO 2023-4 Ltd
Series 2023-D-4A, 10.28%, (3 Month Term SOFR + 5.00%), 10/21/36 (a)	500	510
Bain Capital Credit CLO 2024-4 Ltd
Series 2024-D1-4A, 7.97%, (3 Month Term SOFR + 3.10%), 10/23/37 (a)	500	502
BAMLL Commercial Mortgage Securities Trust 2016-ISQR
Series 2016-C-ISQ, REMIC, 3.73%, 08/14/26 (a)	3,125	1,461
Banc of America Funding Corp
Series 2005-4A1-A, REMIC, 5.09%, 02/20/35 (a)	223	213
Bank 2018-BNK14
Series 2018-A3-BN14, REMIC, 3.97%, 07/17/28	2,591	2,528
Bank 2019-BNK23
Series 2019-A3-BN23, REMIC, 2.92%, 11/16/29	2,331	2,149
Bank 2020-BNK26
Series 2020-A3-BN26, REMIC, 2.16%, 01/17/30	2,000	1,798
Bank 2021-BNK37
Series 2021-C-BN37, REMIC, 3.21%, 11/18/31 (a)	2,121	1,631
Bank 2021-BNK38
Series 2021-A5-BN38, REMIC, 2.52%, 12/15/31	3,800	3,280
Bank 2022-BNK39
Series 2022-E-BNK39, REMIC, 2.50%, 01/16/32	900	608
Series 2022-AS-BNK39, REMIC, 3.18%, 01/16/32	3,601	3,158
Bank of America Corporation
Series 2005-A1-D, REMIC, 5.59%, 05/25/35 (a)	1,916	1,839
Bank5 2024-5YR9
Series 2024-A3-5YR9, REMIC, 5.61%, 08/15/29	2,363	2,460
Barings CLO Ltd 2018-I
Series 2018-C-1A, 8.16%, (3 Month Term SOFR + 2.86%), 04/15/31 (a)	1,000	993
Barings CLO Ltd 2019-II
Series 2019-CR-2A, 8.96%, (3 Month Term SOFR + 3.66%), 04/15/36 (a)	500	500
Barings CLO Ltd 2020-I
Series 2020-DR-1A, 8.76%, (3 Month Term SOFR + 3.46%), 10/15/36 (a)	1,000	1,001
BBCMS 2018-TALL Mortgage Trust
Series 2018-F-TALL, REMIC, 8.53%, (1 Month Term SOFR + 3.43%), 03/16/37 (a) (e)	4,330	2,997
BBCMS Mortgage Trust 2019-C3
Series 2019-C-C3, REMIC, 4.18%, 05/17/29	4,250	3,688
BBCMS Mortgage Trust 2020-C8
Series 2020-A5-C8, REMIC, 2.04%, 10/18/30	1,275	1,104
BBCMS Mortgage Trust 2021-C12
Series 2021-A5-C12, REMIC, 2.69%, 11/18/31	3,157	2,793
BBCMS Mortgage Trust 2021-C9
Series 2021-A5-C9, REMIC, 2.30%, 02/18/31	2,916	2,556
BBCMS Mortgage Trust 2022-C17
Series 2022-A5-C17, REMIC, 4.44%, 08/17/32	3,037	2,988
BBCMS Mortgage Trust 2024-5C29
Series 2024-A3-5C29, REMIC, 5.21%, 09/17/29	2,369	2,426
BB-UBS Trust 2012-Show
Interest Only, Series 2012-XB-SHOW, REMIC, 0.28%, 11/07/36 (a)	6,436	1
Interest Only, Series 2012-XA-SHOW, REMIC, 0.73%, 11/07/36 (a)	11,689	7
BCAP LLC 2010-RR11-II Trust
Series 2010-5A3-RR11, REMIC, 4.79%, 03/27/47 (a)	4,058	3,073
BCAP LLC 2011-RR4-II Trust
Series 2011-8A1-RR4, REMIC, 5.25%, 02/26/36	467	186
BCAP LLC Trust 2007-AA2
Series 2007-11A-AA2, REMIC, 5.35%, (1 Month Term SOFR + 0.49%), 05/25/47 (a) (e)	1,231	1,282
BCAP LLC Trust 2011-RR5
Series 2011-12A1-RR5, REMIC, 4.48%, 03/26/37 (a)	46	44
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37	2,982	1,440
BDS 2022-FL11 LLC
Series 2022-B-FL11, 7.31%, (1 Month Term SOFR + 2.35%), 03/19/39 (a)	2,230	2,226
Bear Stearns ALT-A Trust 2006-3
Series 2005-23A1-4, REMIC, 5.45%, 05/25/35 (a)	59	57
Series 2005-22A1-7, REMIC, 5.24%, 09/25/35 (a)	64	38
Bear Stearns ARM Trust 2004-1
Series 2000-A1-2, REMIC, 5.13%, 11/25/30 (a)	—	—
Series 2002-1A2-11, REMIC, 3.25%, 02/25/33 (a)	1	—
Series 2002-1A1-11, REMIC, 6.37%, 02/25/33 (a)	—	—
Series 2003-6A1-1, REMIC, 6.50%, 04/25/33 (a)	2	2
Series 2003-4A1-8, REMIC, 6.54%, 01/25/34 (a)	30	30

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Series 2004-2A1-8, REMIC, 6.05%, 11/25/34 (a)	97	87
Bear Stearns Structured Products Inc. Trust 2007-R6
Series 2007-1A1-R6, REMIC, 5.52%, 01/26/36 (a)	144	105
Series 2007-2A1-R6, REMIC, 4.21%, 12/26/46 (a)	115	91
Benchmark 2018-B2 Mortgage Trust
Series 2018-C-B2, REMIC, 4.42%, 02/17/28 (a)	1,997	1,714
Benchmark 2019-B13 Mortgage Trust
Series 2019-A3-B13, REMIC, 2.70%, 08/17/29	1,000	915
Benchmark 2020-B19 Mortgage Trust
Series 2020-C-B19, REMIC, 3.21%, 09/17/30	4,109	2,905
Benchmark 2021-B30 Mortgage Trust
Series 2021-A5-B30, REMIC, 2.58%, 11/18/31	1,654	1,450
Benchmark 2021-B31 Mortgage Trust
Series 2021-A5-B31, REMIC, 2.67%, 12/17/31	1,450	1,277
Benchmark 2022-B32 Mortgage Trust
Series 2022-AS-B32, REMIC, 3.53%, 01/16/32 (a)	3,446	2,917
Benchmark 2023-B38 Mortgage Trust
Series 2023-A4-B38, REMIC, 5.52%, 02/17/33	1,650	1,748
Benchmark 2024-V10 Mortgage Trust
Series 2024-A3-V10, REMIC, 5.28%, 09/17/29	2,400	2,458
Benchmark 2024-V8 Mortgage Trust
Series 2024-A2-V8, REMIC, 5.71%, 05/17/29 (a)	2,386	2,466
Benchmark 2024-V9 Mortgage Trust
Series 2024-A3-V9, REMIC, 5.60%, 08/17/29	2,361	2,449
BlueMountain CLO XXIII Ltd
Series 2018-D1R-23A, 9.39%, (3 Month Term SOFR + 3.85%), 07/20/37 (a)	2,000	2,001
BMO 2024-5C6 Mortgage Trust
Series 2024-A3-5C6, REMIC, 5.32%, 09/17/29	2,367	2,429
BPR Trust 2021-TY
Series 2021-A-TY, REMIC, 6.26%, (1 Month Term SOFR + 1.16%), 09/15/38 (a)	2,462	2,440
BRAVO Residential Funding Trust 2023-NQM5
Series 2023-A1-NQM5, REMIC, 6.51%, 06/25/63 (e)	8,339	8,476
BSPRT 2023-FL10 Issuer LLC
Series 2023-B-FL10, 8.36%, (1 Month Term SOFR + 3.27%), 08/15/28 (a) (e)	2,500	2,521
Campbellsville Independent School District
Series 2018-DR-27A, 9.38%, (3 Month Term SOFR + 4.09%), 01/25/35 (a)	2,500	2,470
Canyon Capital CLO 2014-1 Ltd
Series 2014-CR-1A, 8.27%, (3 Month Term SOFR + 3.01%), 01/30/31 (a) (d)	1,134	1,114
Canyon Capital CLO 2016-1 Ltd
Series 2016-DR-1A, 8.36%, (3 Month Term SOFR + 3.06%), 07/15/31 (a)	1,000	990
Canyon Capital CLO 2019-2 Ltd
Series 2019-DR-2A, 8.86%, (3 Month Term SOFR + 3.56%), 10/16/34 (a)	1,000	1,001
Canyon Capital CLO 2021-2 Ltd
Series 2021-D-1A, 8.66%, (3 Month Term SOFR + 3.36%), 04/17/34 (a)	1,000	1,001
Canyon CLO 2021-3, Ltd.
Series 2021-D-3A, 8.61%, (3 Month Term SOFR + 3.31%), 07/17/34 (a)	1,000	1,000
Canyon CLO 2021-4 Ltd
Series 2021-E-4A, 11.86%, (3 Month Term SOFR + 6.56%), 10/16/34 (a)	1,000	1,003
CARLYLE US CLO 2018-4 LTD
Series 2018-D1R-4A, 8.04%, (3 Month Term SOFR + 3.10%), 10/19/37 (a)	500	501
CARLYLE US CLO 2019-4 LTD
Series 2019-A2R-4A, 7.05%, (3 Month Term SOFR + 1.75%), 04/15/35 (a)	1,000	1,000
Carvana Auto Receivables Trust 2024-P3
Series 2024-A4-P3, 4.31%, 05/10/29	1,500	1,496
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (e)	2,371	2,262
Cathedral Lake VIII, Ltd.
Series 2021-C-8A, 8.16%, (3 Month Term SOFR + 2.88%), 01/22/35 (a)	1,000	1,001
Series 2021-D1-8A, 8.96%, (3 Month Term SOFR + 3.68%), 01/22/35 (a)	1,000	987
C-BASS 2007-CB1 Trust
Series 2007-AF2-CB1, REMIC, 3.19%, 01/25/37 (a) (e)	2,543	742
CF 2019-CF1 Mortgage Trust
Series 2019-65C-CF1, REMIC, 4.12%, 05/17/52	2,737	975
CFCRE 2016-C6 Mortgage Trust
Series 2016-A2-C6, REMIC, 2.95%, 08/12/26	2,918	2,847
Chase Mortgage Finance Trust
Series 2005-1A1-A1, REMIC, 4.58%, 12/25/35 (a)	39	38
ChaseFlex Trust Series 2007-3
Series 2007-1A1-3, REMIC, 5.00%, 07/25/37	336	116
CIFC Funding 2019-III Ltd
Series 2019-CR-3A, 8.60%, (3 Month Term SOFR + 3.31%), 10/16/34 (a)	500	502
Citicorp Mortgage Securities Trust, Series 2007-2
Series 2007-1A3-2, REMIC, 6.00%, 02/25/37	584	535
Citigroup Commercial Mortgage Trust 2016-GC36
Series 2016-B-GC36, REMIC, 4.90%, 01/12/26 (a)	2,892	2,547
Citigroup Commercial Mortgage Trust 2018-B2
Series 2018-A3-B2, REMIC, 3.74%, 01/12/28	2,863	2,788
Citigroup Commercial Mortgage Trust 2019-GC41
Series 2019-B-GC41, REMIC, 3.20%, 08/10/29	1,762	1,519
Citigroup Commercial Mortgage Trust 2020-555
Series 2020-F-555, REMIC, 3.62%, 12/12/29 (a)	2,584	2,118
Citigroup Commercial Mortgage Trust 2022-GC48
Series 2022-A5-GC48, REMIC, 4.58%, 05/17/32 (a)	3,000	2,984
Citigroup Mortgage Loan Trust 2007-FS1
Series 2007-1A1-FS1, REMIC, 4.27%, 10/25/37 (a) (e)	1,598	1,553
Citigroup Mortgage Loan Trust 2018-RP1
Series 2018-M3-RP1, REMIC, 3.00%, 09/25/64 (a)	1,500	1,277
Citigroup Mortgage Loan Trust 2021-JL1
Series 2021-A-JL1, REMIC, 2.75%, 02/25/62 (a)	578	548
Citigroup Mortgage Loan Trust Inc.
Series 2005-A2A-11, REMIC, 7.23%, (1 Year Treasury + 2.40%), 10/25/35 (a)	7	7
Series 2005-1A3A-8, REMIC, 4.86%, 11/25/35 (a)	1,117	1,115
Citigroup Mortgage Loan Trust Series 2007 AHL3
Series 2007-A3A-AHL3, REMIC, 5.03%, (1 Month Term SOFR + 0.17%), 07/25/45 (a) (e)	215	153
COLT 2020-RPL1 Trust
Series 2020-1-RPL, REMIC, 2.88%, 01/25/65	4,257	3,329
COMM 2015-CCRE22 Mortgage Trust
Interest Only, Series 2015-XA-CR22, REMIC, 0.94%, 03/12/48 (a)	75,381	63
COMM 2015-DC1 Mortgage Trust
Series 2015-C-DC1, REMIC, 4.42%, 01/10/25 (a)	200	173
Cook Park CLO, Ltd.
Series 2018-D-1A, 8.15%, (3 Month Term SOFR + 2.86%), 04/17/30 (a)	2,000	2,002
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-A-P1A, REMIC, 6.06%, 03/25/32 (a)	11	10
CSAIL 2016-C6 Commercial Mortgage Trust
Series 2016-B-C6, REMIC, 3.92%, 04/17/26 (a)	1,097	1,016
Series 2016-C-C6, REMIC, 5.08%, 04/17/26 (a)	389	358
CSAIL 2017-CX10 Commercial Mortgage Trust
Series 2017-C-CX10, REMIC, 4.42%, 11/17/27 (a)	2,360	1,886
CSAIL 2019-C16 Commercial Mortgage Trust
Series 2019-B-C16, REMIC, 3.88%, 06/15/29	2,673	2,380

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
CSMC 2021-B33
Series 2021-B-B33, REMIC, 3.77%, 10/10/31 (a)	2,810	2,464
CSMC 2022-RPL4 Trust
Series 2022-A1-RPL4, REMIC, 3.90%, 04/25/62 (a)	7,389	7,131
CSMC Mortgage-Backed Trust 2006-6
Series 2006-1A4-6, REMIC, 6.00%, 07/25/36	1,264	617
CSMC Series 2010-18R
Series 2010-4A4-18R, REMIC, 3.50%, 04/27/38 (a)	201	192
CSMC Trust 2017-CALI
Series 2017-F-CALI, REMIC, 3.90%, 11/12/24 (a)	5,200	520
CWABS, Inc.
Series 2004-M1-3, REMIC, 5.72%, (1 Month Term SOFR + 0.86%), 06/25/34 (a) (e)	24	24
Series 2005-3A2A-HYB9, REMIC, 7.52%, (12 Month Term SOFR + 2.47%), 02/20/36 (a)	10	10
CWMBS, Inc.
Series 2004-A14-19, REMIC, 5.50%, 10/25/34	1,061	1,057
Series 2004-A2-HYB6, REMIC, 5.81%, 11/21/34 (a)	229	223
Series 2004-A3-22, REMIC, 4.73%, 11/25/34 (a)	82	76
Series 2004-1A1-HYB9, REMIC, 5.07%, 02/20/35 (a)	14	14
Series 2005-1A13-26, REMIC, 5.50%, 11/25/35	2,974	1,782
Series 2005-A1-29, REMIC, 5.75%, 12/25/35	878	434
CyrusOne Data Centers Issuer I LLC
Series 2023-B-1A, 5.45%, 04/20/28	1,844	1,827
Series 2024-A2-2A, 4.50%, 05/20/29	3,000	2,919
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA1
Series 2007-A1-OA1, REMIC, 5.12%, (1 Month Term SOFR + 0.26%), 02/25/47 (a)	2,474	1,416
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-RAMP1
Series 2006-A6-AR6, REMIC, 5.35%, (1 Month Term SOFR + 0.49%), 02/25/37 (a) (e)	4,855	4,217
Dryden 40 Senior Loan Fund
Series 2015-DR-40A, 8.48%, (3 Month Term SOFR + 3.36%), 08/15/31 (a) (d)	1,000	1,002
Dryden 43 Senior Loan Fund LLC
Series 2016-DR3-43A, REMIC, 8.79%, (3 Month Term SOFR + 3.51%), 04/20/34 (a)	1,000	1,001
Dryden 57 CLO Ltd
Series 2018-D-57A, 7.93%, (3 Month Term SOFR + 2.81%), 05/15/31 (a)	1,000	986
Dryden 60 CLO, Ltd.
Series 2018-D-60A, 8.56%, (3 Month Term SOFR + 3.26%), 07/15/31 (a)	2,000	2,000
Elevation CLO 2021-14 Ltd
Series 2021-C-14A, 7.84%, (3 Month Term SOFR + 2.56%), 10/20/34 (a)	500	500
Empower CLO 2023-2 Ltd
Series 2023-B-2A, 8.05%, (3 Month Term SOFR + 2.75%), 07/15/36 (a)	500	507
Series 2023-C-2A, 8.70%, (3 Month Term SOFR + 3.40%), 07/15/36 (a)	500	506
Exeter Automobile Receivables Trust 2021-1
Series 2021-D-1A, 1.08%, 11/16/26	1,052	1,036
Series 2021-E-1A, 2.21%, 02/15/28	2,850	2,774
First Horizon Alternative Mortgage Securities Trust 2007-FA4
Series 2007-1A10-FA4, REMIC, 6.25%, 08/25/37	8,081	3,011
First Horizon Mortgage Pass-Through Trust 2006-AR1
Series 2005-2A1-AR4, REMIC, 5.35%, 10/25/35 (a)	218	199
Series 2005-4A1-AR6, REMIC, 5.42%, 02/25/36 (a)	40	38
FMC GMSR Issuer Trust
Series 2021-A-GT2, 3.85%, 10/25/26	3,420	3,223
Galaxy XVIII CLO Ltd
Series 2018-D-28A, 8.56%, (3 Month Term SOFR + 3.26%), 07/15/31 (a)	1,000	1,000
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	555	525
Goldentree Loan Management US Clo 15 Ltd
Series 2022-DR-15A, 9.68%, (3 Month Term SOFR + 4.40%), 10/20/36 (a)	1,000	1,021
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	527	446
Greenwood Park CLO, Ltd.
Series 2018-D-1A, 8.06%, (3 Month Term SOFR + 2.76%), 04/15/31 (a)	1,000	1,002
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 6.23%, (1 Month Term SOFR + 1.13%), 07/15/39 (a)	2,132	2,124
GS Mortgage Securities Corp II
Series 2023-A-SHIP, REMIC, 4.47%, 09/11/26 (a)	2,300	2,286
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-C-RIVR, REMIC, 6.39%, (1 Month Term SOFR + 1.30%), 07/16/35 (a) (e)	1,898	95
GS Mortgage Securities Corp.
Series 2005-2A1-AR6, REMIC, 5.20%, 09/25/35 (a)	82	78
Series 2005-6A1-AR7, REMIC, 4.58%, 11/25/35 (a)	24	21
GS Mortgage Securities Trust 2015-GC32
Series 2015-D-GC32, REMIC, 3.35%, 07/11/25	1,969	1,816
GS Mortgage Securities Trust 2016-GS3
Series 2016-WMB-GS3, REMIC, 3.72%, 09/14/26 (a)	9,000	8,094
GSAMP Trust 2006-HE4
Series 2006-A1-HE4, REMIC, 5.25%, (1 Month Term SOFR + 0.39%), 06/25/36 (a) (e)	359	349
GSR Mortgage Loan Trust 2006-OA1
Series 2006-1A1-OA1, REMIC, 5.41%, (1 Month Term SOFR + 0.55%), 08/25/46 (a) (e)	15,461	3,546
Harborview Mortgage Loan Trust
Series 2005-2A1A-2, REMIC, 5.52%, (1 Month Term SOFR + 0.55%), 05/19/35 (a) (e)	27	26
Series 2005-3A1-4, REMIC, 5.07%, 07/19/35 (a)	127	96
Hardee's Funding LLC
Series 2018-A23-1A, 5.71%, 06/20/28	4,700	4,604
HOMES Trust
Series 2023-A1-NQM2, REMIC, 6.46%, 02/25/68 (e)	4,925	4,985
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (d) (e)	1,434	1,271
Series 2024-A-I, 5.38%, 09/15/49 (m)	2,000	2,010
HSI Asset Securitization Corporation
Series 2006-1A1-HE1, REMIC, 5.25%, (1 Month Term SOFR + 0.39%), 10/25/36 (a) (e)	5,375	1,656
HSI Asset Securitization Corporation Trust 2007-NC1
Series 2007-A3-NC1, REMIC, 5.33%, (1 Month Term SOFR + 0.29%), 04/25/37 (a) (e)	354	239
Imperial Fund Mortgage Trust 2021-NQM4
Series 2021-M1-NQM4, REMIC, 3.45%, 01/25/57 (a)	3,000	2,306
IndyMac Bancorp, Inc.
Series 2001-A2-H2, REMIC, 6.52%, 01/25/32 (a)	—	—
IndyMac MBS, Inc.
Series 2005-A3-AR11, REMIC, 3.95%, 08/25/35 (a)	743	585
Series 2005-1A1-AR31, REMIC, 3.68%, 01/25/36 (a)	146	131
Invesco US CLO 2023-3 Ltd
Series 2023-B-3A, 7.95%, (3 Month Term SOFR + 2.65%), 07/15/36 (a)	1,000	1,010
Series 2023-C-3A, 8.45%, (3 Month Term SOFR + 3.15%), 07/15/36 (a)	500	506
J.P. Morgan Chase Commercial Mortgage Securities Trust 2013-LC11
Series 2013-AS-LC11, REMIC, 3.22%, 04/01/46	1,224	1,145

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP
Series 2020-E-LOOP, REMIC, 3.99%, 12/07/26 (a)	2,547	400
J.P. Morgan Mortgage Acquisition Trust 2007-CH1
Series 2007-MV6-CH1, REMIC, 5.79%, (1 Month Term SOFR + 0.94%), 11/25/36 (a) (e)	1,396	1,479
J.P. Morgan Mortgage Trust 2005-A1
Series 2005-1A2-S3, REMIC, 5.75%, 01/25/36	52	25
Series 2006-3A1-S1, REMIC, 5.50%, 04/25/36	12	12
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-D-C23, REMIC, 4.21%, 09/17/47 (a)	2,747	2,386
JPMDB Commercial Mortgage Securities Trust 2017-C7
Interest Only, Series 2017-XA-C7, REMIC, 0.96%, 10/17/50 (a)	78,650	1,503
Katayma CLO I, Ltd.
Series 2023-D-1A, 10.64%, (3 Month Term SOFR + 5.25%), 10/20/36 (a)	1,000	1,025
LCM 28 Ltd
Series D-28A, 8.49%, (3 Month Term SOFR + 3.21%), 10/21/30 (a)	1,000	959
LCM XIV Limited Partnership
Series DR-14A, 8.29%, (3 Month Term SOFR + 3.01%), 07/21/31 (a) (d)	2,000	1,990
LCM XV LP
Series DR-15A, 9.24%, (3 Month Term SOFR + 3.96%), 07/22/30 (a)	2,750	2,756
Lehman Mortgage Trust 2006-3
Series 2006-1A1-6, REMIC, 5.47%, (1 Month Term SOFR + 0.61%), 09/25/36 (a)	11,532	2,896
Lehman XS Trust Series 2006-12N
Series 2006-2A1A-12N, REMIC, 5.32%, (1 Month Term SOFR + 0.46%), 08/25/46 (a) (e)	2,290	2,266
Lehman XS Trust, Series 2007-2N
Series 2007-3A3-2N, REMIC, 5.14%, (1 Month Term SOFR + 0.28%), 02/25/37 (a) (e)	3,401	2,842
LoanCore 2021-CRE5 Issuer Ltd.
Series 2021-C-CRE5, REMIC, 7.56%, (1 Month Term SOFR + 2.46%), 07/15/36 (a)	2,000	1,976
Long Point Park CLO, Ltd.
Series 2017-C-1A, 7.95%, (3 Month Term SOFR + 2.66%), 01/17/30 (a)	1,000	1,001
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (d) (e)	3,737	3,472
Madison Park Funding XIV, Ltd.
Series 2014-DRR-14A, 8.49%, (3 Month Term SOFR + 3.21%), 10/22/30 (a)	2,000	2,003
Madison Park Funding XLV Ltd
Series 2020-DR-45A, 8.71%, (3 Month Term SOFR + 3.41%), 07/17/34 (a)	1,000	1,002
Marble Point CLO XI Ltd.
Series 2017-B-2A, 7.06%, (3 Month Term SOFR + 1.76%), 12/18/30 (a)	500	499
Marble Point CLO XXI Ltd.
Series 2021-D1-3A, 9.05%, (3 Month Term SOFR + 3.76%), 10/17/34 (a)	2,000	2,003
MASTR Asset Backed Securities Trust 2006-AM1
Series 2003-M3-OPT1, 9.09%, (1 Month Term SOFR + 4.24%), 12/25/32 (a) (e)	550	529
MASTR Asset Backed Securities Trust 2007-HE2
Series 2007-A1-HE2, REMIC, 6.12%, (1 Month Term SOFR + 1.26%), 08/25/37 (a) (e)	3,730	3,233
MASTR Asset Backed Securities Trust 2007-WMC1
Series 2007-A2-WMC1, REMIC, 5.07%, (1 Month Term SOFR + 0.16%), 01/25/37 (a) (e)	269	76
MASTR Asset Securitization Trust 2006-2
Series 2006-1A13-2, REMIC, 6.00%, 06/25/36	1,283	829
Series 2006-1A10-2, REMIC, 6.00%, (1 Month USD LIBOR + 1.11%), 06/25/36 (a)	1,091	705
Mellon Residential Funding Corporation
Series 1999-A2-TBC3, REMIC, 6.13%, (1 Month Term SOFR + 0.60%), 10/20/29 (a)	9	9
Merrill Lynch Mortgage Capital Inc.
Series 2005-5A-3, REMIC, 5.47%, (1 Month Term SOFR + 0.61%), 11/25/35 (a) (e)	18	17
Merrill Lynch Mortgage Investors Trust, Series MLCC 2003-C
Series 2003-1A-A3, REMIC, 6.26%, 05/25/33 (a)	51	49
MF1 2021-FL7 Ltd.
Series 2021-B-FL7, 6.88%, (1 Month Term SOFR + 1.86%), 10/16/36 (a)	1,900	1,853
MF1 2023-FL12 LLC
Series 2023-B-FL12, 8.51%, (1 Month Term SOFR + 3.17%), 11/19/38 (a)	2,500	2,505
MF1 2024-FL14 LLC
Series 2024-AS-FL14, REMIC, 7.20%, (1 Month Term SOFR + 2.24%), 03/19/39 (a)	2,500	2,503
MFA 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 6.62%, 07/25/68 (e)	4,532	4,609
Mill City Mortgage Loan Trust 2017-1
Series 2017-B2-1, REMIC, 4.05%, 09/25/30 (a)	8,210	7,495
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-F-NUGS, REMIC, 8.05%, (1 Month Term SOFR + 2.96%), 12/15/36 (a)	3,663	73
Morgan Stanley Capital I Trust 2020-HR8
Series 2020-A3-HR8, REMIC, 1.79%, 03/15/30	1,362	1,179
Morgan Stanley Capital I Trust 2021-L6
Series 2021-C-L6, REMIC, 3.57%, 07/17/31 (a)	4,713	3,833
Morgan Stanley Mortgage Loan Trust 2007-2AX
Series 2007-2A1-2AX, REMIC, 5.15%, (1 Month Term SOFR + 0.29%), 12/25/36 (a) (e)	10,015	3,608
MortgageIT Mortgage Loan Trust 2006-1
Series 2005-A1-5, REMIC, 5.49%, (1 Month Term SOFR + 0.63%), 12/25/35 (a) (e)	580	566
Mosaic Solar Loan Trust 2018-1
Series 2018-A-1A, REMIC, 4.01%, 08/20/30	685	651
Mosaic Solar Loan Trust 2019-2
Series 2019-B-2A, REMIC, 3.28%, 05/20/32	560	505
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	782	709
Series 2020-B-1A, 3.10%, 11/22/32	978	853
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 05/20/33	891	737
Mosaic Solar Loans 2017-2 LLC
Series 2017-A-2A, 3.82%, 01/22/30	2,728	2,591
MSWF Commercial Mortgage Trust 2023-2
Series 2023-A1-2, REMIC, 5.96%, 01/18/28	110	112
Natixis Commercial Mortgage Securities Trust 2020-2PAC
Series 2020-AMZ3-2PAC, REMIC, 3.62%, 01/16/25 (a)	1,500	784
Navient Private Education Loan Trust 2017-A
Series 2017-B-A, 3.91%, 09/15/25	6,066	5,962
NBC Funding LLC
Series 2021-A2-1, 2.99%, 07/30/26	4,197	3,983
Neuberger Berman CLO XVI-S Ltd.
Series 2017-DR-16SA, 8.46%, (3 Month Term SOFR + 3.16%), 04/17/34 (a)	2,000	2,002
New Residential Mortgage Loan Trust 2020-NQM1
Series 2020-M1-NQM1, REMIC, 3.21%, 01/25/60 (a)	3,600	3,142
Niagara Park CLO, Ltd.
Series 2019-BR-1A, 7.15%, (3 Month Term SOFR + 1.86%), 07/17/32 (a)	500	501
NJ Trust 2023-GSP
Series 2023-A-GSP, REMIC, 6.48%, 01/12/29 (a)	2,350	2,491
NP SPE II LLC
Series 2017-A1-1A, 3.37%, 10/20/47	1,634	1,595
Oak Hill Credit Partners X-R Ltd
Series 2014-D1R-10RA, 8.59%, (3 Month Term SOFR + 3.31%), 04/20/34 (a)	2,000	2,005
OBX 2023-NQM4 Trust
Series 2023-A1-NQM4, REMIC, 6.11%, 03/25/63 (e)	3,693	3,732
Ocean Trails CLO V
Series 2014-DRR-5A, 9.01%, (3 Month Term SOFR + 3.71%), 10/14/31 (a)	1,000	1,000

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Octagon Investment Partners 30 Ltd.
Series 2017-CR-1A, 8.84%, (3 Month Term SOFR + 3.56%), 03/18/30 (a)	2,500	2,504
Octagon Investment Partners 34 17 1A 144A
Series 2017-D-34, 8.04%, (3 Month Term SOFR + 2.76%), 01/22/30 (a)	1,000	1,001
Octagon Investment Partners 37 Ltd.
Series 2018-C-2A, 8.40%, (3 Month Term SOFR + 3.11%), 07/25/30 (a)	1,000	993
Octagon Investment Partners 40 Ltd.
Series 2019-DR-1A, 8.89%, (3 Month Term SOFR + 3.61%), 01/20/35 (a)	1,000	977
Octagon Investment Partners XVI, Ltd.
Series 2013-DR-1A, 8.55%, (3 Month Term SOFR + 3.26%), 07/17/30 (a)	500	493
Octagon Investment Partners XXI, Ltd.
Series 2014-A2R3-1A, 6.78%, (3 Month Term SOFR + 1.66%), 02/14/31 (a)	500	500
Series 2014-CR3-1A, 8.13%, (3 Month Term SOFR + 3.01%), 02/14/31 (a)	500	500
OHA Loan Funding 2015-1 Ltd.
Series 2015-DR3-1A, 8.74%, (3 Month Term SOFR + 3.46%), 01/19/37 (a)	1,500	1,508
Option One Mortgage Loan Trust 2005-3
Series 2005-M3-3, REMIC, 5.73%, (1 Month Term SOFR + 0.88%), 08/25/35 (a) (e)	2,835	2,740
Option One Mortgage Loan Trust 2007-6
Series 2007-2A2-6, REMIC, 5.10%, (1 Month Term SOFR + 0.24%), 07/25/37 (a) (e)	601	367
Option One Mortgage Loan Trust 2007-CP1
Series 2007-2A2-CP1, REMIC, 5.09%, (1 Month Term SOFR + 0.23%), 03/25/37 (a) (e)	1,396	1,334
Pagaya AI Debt Selection Trust
Series 2021-NOTE-2, 3.00%, 01/25/29	686	685
Park Place Securities, Inc.
Series 2005-M4-WCW2, REMIC, 5.94%, (1 Month Term SOFR + 1.09%), 07/25/35 (a) (e)	5,000	4,301
Prime Mortgage Trust 2005-4
Series 2004-1A2-CL1, REMIC, 5.37%, (1 Month Term SOFR + 0.51%), 02/25/34 (a)	3	2
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26	4,813	4,728
Progress Residential 2021-SFR1 Trust
Series 2021-F-SFR1, REMIC, 2.76%, 03/19/26	6,600	6,264
Progress Residential 2021-SFR3 Trust
Series 2021-E1-SFR3, REMIC, 2.54%, 05/19/26	12,000	11,362
Progress Residential 2021-SFR6 Trust
Series 2021-E2-SFR6, REMIC, 2.53%, 07/17/26	1,150	1,088
Series 2021-F-SFR6, REMIC, 3.42%, 07/17/26	2,000	1,898
Progress Residential 2024-SFR2 Trust
Series 2024-A-SFR2, REMIC, 3.30%, 04/17/29	5,900	5,611
PRPM 2021-9, LLC
Series 2021-A1-9, 2.36%, 10/25/24 (a) (e)	1,571	1,558
PRPM, LLC
Series 2020-A1-4, 2.61%, 10/25/25 (e)	2,717	2,797
RALI Series 2007-QS7 Trust
Series 2007-1A2-QS7, REMIC, 6.00%, 05/25/37	2,357	1,943
RASC Series 2006-EMX9 Trust
Series 2006-1A3-EMX9, REMIC, 5.31%, (1 Month Term SOFR + 0.45%), 09/25/36 (a) (e)	887	816
Renaissance Home Equity Loan Trust 2006-1
Series 2006-AF5-1, REMIC, 6.17%, 05/25/36 (e)	3,374	1,610
Renaissance Home Equity Loan Trust 2006-3
Series 2006-AF3-2, REMIC, 5.80%, 08/25/36 (e)	1,983	741
Renew 20172
Series 2017-A-2A, 3.22%, 09/22/53	2,639	2,354
Residential Accredit Loans, Inc.
Series 2006-A21-QA1, REMIC, 5.24%, 01/25/36 (a)	3,133	2,304
Series 2006-A5-QS1, REMIC, 5.88%, (1 Month Term SOFR + 1.02%), 01/25/36 (a)	3,605	2,776
Retained Vantage Data Centers Issuer LLC
Series 2023-A2A-1A, 5.00%, 09/15/28 (d)	4,000	3,986
Series 2023-B-1A, 5.75%, 09/15/28 (d)	3,000	2,949
RR 4 Ltd
Series 2018-C-4A, 8.51%, (3 Month Term SOFR + 3.21%), 04/15/30 (a) (d)	1,000	1,002
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	1,809	1,656
Securitized Asset Backed Receivables LLC Trust 2007-BR2
Series 2007-A2-BR2, REMIC, 5.43%, (1 Month Term SOFR + 0.34%), 02/25/37 (a) (e)	12,589	5,439
Securitized Asset Backed Receivables LLC Trust 2007-HE1
Series 2007-A2A-HE1, REMIC, 5.09%, (1 Month Term SOFR + 0.23%), 12/25/36 (a) (e)	214	45
SG Commercial Mortgage Securities Trust 2016-C5
Series 2016-B-C5, REMIC, 3.93%, 06/12/26	2,391	2,217
Interest Only, Series 2016-XA-C5, REMIC, 1.98%, 10/13/48 (a)	26,695	545
SG Mortgage Securities Trust 2006-FRE2
Series 2006-A2D-FRE2, REMIC, 1.38%, (1 Month Term SOFR + 0.57%), 07/25/36 (a) (e)	15,985	2,991
SG Residential Mortgage Trust 2021-1
Series 2021-M1-1, REMIC, 2.50%, 07/25/61 (a)	3,258	2,168
Shenton Aircraft Investment I Limited
Series 2015-A-1A, 4.75%, 11/15/27	1,579	1,510
Signal Rail I LLC
Series 2021-A-1, 2.23%, 08/18/51	1,766	1,611
SMB Private Education Loan Trust 2018-B
Series 2018-A2B-B, 5.93%, (1 Month Term SOFR + 0.83%), 03/15/28 (a) (d)	800	795
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 9.72%, 05/25/30	713	708
Sound Point CLO 36 Ltd
Series 2023-B-36A, 8.13%, (3 Month Term SOFR + 2.85%), 07/28/36 (a) (d)	500	507
Series 2023-C-36A, 8.68%, (3 Month Term SOFR + 3.40%), 07/28/36 (a) (d)	500	506
Sound Point CLO IX Ltd
Series 2015-DRRR-2A, 10.04%, (3 Month Term SOFR + 4.76%), 07/20/32 (a)	1,000	953
Sound Point CLO XVIII Ltd
Series 2017-C-4A, 8.04%, (3 Month Term SOFR + 2.76%), 01/21/31 (a)	1,000	978
Sound Point CLO XX Ltd
Series 2018-C-2A, 7.49%, (3 Month Term SOFR + 2.21%), 07/26/31 (a)	500	492
Sound Point CLO XXIII
Series 2019-DR-2A, 8.86%, (3 Month Term SOFR + 3.56%), 07/17/34 (a)	2,000	1,965
Sound Point CLO XXIX Ltd
Series 2021-B1-1A, 7.25%, (3 Month Term SOFR + 1.96%), 04/25/34 (a)	1,000	1,000
Sound Point Clo XXXI Ltd
Series 2021-D-3A, 8.80%, (3 Month Term SOFR + 3.51%), 10/25/34 (a)	1,000	976
Specialty Underwriting & Residential Finance Trust, Series 2007-AB1
Series 2007-A2B-AB1, REMIC, 5.35%, (1 Month Term SOFR + 0.30%), 03/25/37 (a) (e)	5,776	3,096
Sprite 2021-1 Limited
Series 2021-A-1, 3.75%, 10/15/28 (d) (e)	1,831	1,818
SRVM 191 A2 FIX
Series 2019-A2-1A, 3.88%, 10/25/26	3,810	3,715
Start Ltd
Series 2018-A-1, 4.09%, 05/15/25	825	794
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-M1-INV1, REMIC, 3.06%, 09/25/49 (a)	6,721	6,282
Stewart Park CLO, Ltd.
Series 2015-DR-1A, 8.16%, (3 Month Term SOFR + 2.86%), 01/15/30 (a)	2,000	2,002
Storm King Park CLO LTD
Series 2022-AR-1A, 6.30%, (3 Month Term SOFR + 1.36%), 10/15/37 (a)	2,200	2,200

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Structured Asset Investment Loan Trust 2005-4
Series 2006-A4-1, REMIC, 5.59%, (1 Month Term SOFR + 0.73%), 01/25/36 (a) (e)	976	928
Structured Asset Mortgage Investments II Inc.
Series 2005-A3-AR5, REMIC, 5.58%, (1 Month Term SOFR + 0.61%), 07/19/35 (a) (e)	68	63
Structured Asset Mortgage Investments II Trust 2007-AR2
Series 2007-2A1-AR2, REMIC, 5.23%, (1 Month Term SOFR + 0.37%), 03/25/37 (a) (e)	246	97
Structured Asset Mortgage Investments LLC
Series 2002-A1-AR3, REMIC, 5.74%, (1 Month Term SOFR + 0.77%), 09/19/32 (a) (e)	2	2
Structured Asset Securities Corporation Mortgage Loan Trust 2006-BC3
Series 2006-A1-BC3, REMIC, 5.29%, (1 Month Term SOFR + 0.43%), 10/25/36 (a) (e)	3,187	2,234
STWD 2019-FL1, Ltd.
Series 2019-C-FL1, 7.15%, (1 Month Term SOFR + 2.06%), 10/15/24 (a)	350	345
Subway Funding LLC
Series 2024-A23-1A, 6.51%, 07/30/34	2,000	2,074
Sunnova Helios IV Issuer, LLC
Series 2020-A-AA, 2.98%, 06/21/27	1,665	1,493
Sunnova Helios VII Issuer, LLC
Series 2021-C-C, 2.63%, 10/20/28	3,178	2,109
Sunnova Sol Issuer, LLC
Series 2020-A-1A, 3.35%, 01/30/30 (d)	2,581	2,241
Sunrun Atlas Issuer 2019-2, LLC
Series 2019-A-2, 3.61%, 11/01/27	2,565	2,413
Switch ABS Issuer, LLC
Series 2024-B-1A, 6.50%, 03/25/29	2,000	2,023
Series 2024-A2-2A, 5.44%, 06/25/54	3,000	3,032
Symphony CLO XVI, Ltd
Series 2015-DR-16A, 8.61%, (3 Month Term SOFR + 3.31%), 10/15/31 (a)	1,000	992
Tailwind 2019-1 Limited
Series 2019-A-1, 3.97%, 12/15/26 (e)	2,484	2,359
Thayer Park CLO, Ltd.
Series 2017-CR-1A, 8.34%, (3 Month Term SOFR + 3.06%), 04/20/34 (a)	1,000	997
THL Credit Wind River 2018-1 CLO Ltd.
Series 2018-D-1, 8.46%, (3 Month Term SOFR + 3.16%), 07/15/30 (a)	1,500	1,501
Series 2018-E-1, 11.06%, (3 Month Term SOFR + 5.76%), 07/15/30 (a)	500	487
TierPoint Issuer LLC
Series 2023-A2-1A, 6.00%, 06/25/26	5,000	4,991
TIF Funding II LLC
Series 2021-A-1A, 1.65%, 02/20/46	3,538	3,171
Trimaran CAVU 2021-3, Ltd.
Series 2021-D-3A, 9.32%, (3 Month Term SOFR + 4.04%), 01/18/35 (a)	4,500	4,504
Trinity Rail Leasing 2018 LLC
Series 2020-A-1A, 1.96%, 10/17/50	1,960	1,828
TRTX 2021-FL4 Issuer, Ltd.
Series 2021-A-FL4, 6.40%, (1 Month Term SOFR + 1.31%), 03/17/38 (a) (e)	1,749	1,733
U.S. Auto Funding Trust 2021-1
Series 2021-C-1A, 2.20%, 05/15/26	3,182	3,115
UBS Commercial Mortgage Trust 2017-C4
Series 2017-A3-C4, REMIC, 3.30%, 08/17/27	478	460
Series 2017-C-C4, REMIC, 4.68%, 10/15/27 (a)	3,298	2,876
UBS Commercial Mortgage Trust 2017-C7
Series 2017-B-C7, REMIC, 4.29%, 01/18/28 (a)	2,000	1,844
UBS Commercial Mortgage Trust 2018-C8
Series 2018-A3-C8, REMIC, 3.72%, 01/18/28	1,419	1,379
UBS Commercial Mortgage Trust 2019-C18
Series 2019-B-C18, REMIC, 3.68%, 12/17/29	3,659	3,181
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-C-C5, REMIC, 3.84%, 03/12/46 (a)	2,351	2,043
Upstart Pass-Through Trust
Series 2021-A-ST1, 2.75%, 02/20/27	202	197
Upstart Pass-Through Trust Series 2021-St4
Series 2021-A-ST4, 2.00%, 07/20/27	763	743
Upstart Securitization Trust 2021-4
Series 2021-B-4, 1.84%, 09/20/31	1,056	1,049
Series 2021-C-4, 3.19%, 09/20/31	5,000	4,793
USQ Rail I LLC
Series 2021-A-1A, 2.25%, 02/28/51	1,947	1,781
Vantage Data Centers Issuer, LLC
Series 2020-A2-2A, 1.99%, 09/15/27	5,000	4,597
VCAT 2021-NPL4 LLC
Series 2021-A1-NPL4, 1.87%, 08/25/51 (e)	452	450
VCAT 2021-NPL5 LLC
Series 2021-A1-NPL5, REMIC, 1.87%, 08/25/51 (e)	1,441	1,432
VCAT Asset Securitization LLC
Series 2021-A1-NPL6, REMIC, 1.92%, 09/25/51 (e)	2,826	2,803
Venture XVIII CLO, Limited
Series 2014-BR-18A, 7.21%, (3 Month Term SOFR + 1.91%), 10/15/29 (a)	816	818
Verus Securitization Trust 2020-1
Series 2020-A3-INV1, REMIC, 3.89%, 03/25/60 (e)	1,863	1,849
Verus Securitization Trust 2021-R2
Series 2021-M1-R2, REMIC, 2.24%, 02/25/64	3,017	2,584
Verus Securitization Trust 2023-INV1
Series 2023-A1-INV1, REMIC, 6.00%, 02/25/68 (a) (e)	5,336	5,368
VOLT XCII, LLC
Series 2021-A1-NPL1, 4.89%, 02/27/51 (a) (e)	385	383
VOLT XCVII, LLC
Series 2021-A1-NPL6, 5.24%, 04/25/51 (a) (e)	389	388
Voya CLO 2014-1, Ltd.
Series 2014-CR2-1A, 8.34%, (3 Month Term SOFR + 3.06%), 04/18/31 (a)	1,000	1,001
Voya CLO 2018-2 Ltd
Series 2018-D-2A, 8.31%, (3 Month Term SOFR + 3.01%), 07/15/31 (a)	1,000	1,001
VR Funding LLC
Series 2020-A-1A, 2.79%, 11/15/27	2,273	2,100
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2004-A5-5, REMIC, 6.09%, (1 Month Term SOFR + 1.23%), 09/25/34 (a) (e)	64	64
WaMu Mortgage Pass-Through Certificates Series 2002-AR17 Trust
Series 2002-1A-AR17, REMIC, 6.32%, (12 Month Treasury Average + 1.20%), 11/25/42 (a)	9	8
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
Series 2005-1A3A-AR18, REMIC, 5.05%, 01/25/36 (a)	137	126
Series 2005-A1A1-AR13, REMIC, 5.55%, (1 Month Term SOFR + 0.69%), 10/25/45 (a) (e)	16	15
WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust
Series 2007-3A3-HY1, REMIC, 4.17%, 02/25/37 (a)	784	695
Series 2007-4A1-HY1, REMIC, 4.37%, 02/25/37 (a)	78	72
WaMu Mortgage Pass-Through Certificates, Series 2006-AR8 Trust
Series 2006-3A3-AR8, REMIC, 4.59%, 08/25/36 (a)	779	747
WaMu Mortgage Pass-Through Certificates, Series 2007-HY7 Trust
Series 2007-2A3-HY7, REMIC, 4.15%, 07/25/37 (a)	137	126
Washington Mutual Mortgage Pass-Through Certificates Wmalt Series 2006-Ar9 Trust
Series 2006-1A-AR9, REMIC, 5.95%, (12 Month Treasury Average + 0.83%), 11/25/46 (a) (e)	1,207	1,049
Washington Mutual Mortgage Securities Corp.
Series 2002-2A2-AR1, REMIC, 5.77%, 02/25/31 (a)	—	—
Series 2002-1A-AR9, REMIC, 6.52%, (12 Month Treasury Average + 1.40%), 08/25/42 (a)	16	15

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
WAVE 2019-1 LLC
Series 2019-A-1, 3.60%, 09/15/27	1,927	1,745
Wellfleet CLO X, Ltd.
Series 2019-A1R-XA, 6.71%, (3 Month Term SOFR + 1.43%), 07/20/32 (a)	1,987	1,987
Wells Fargo Alternative Loan 2007-PA6 Trust
Series 2007-A1-PA6, REMIC, 6.40%, 12/25/37 (a)	355	329
Wells Fargo Commercial Mortgage Trust 2017-C41
Series 2017-B-C41, REMIC, 4.19%, 11/17/27 (a)	1,643	1,553
Wells Fargo Commercial Mortgage Trust 2018-C43
Interest Only, Series 2018-XA-C43, REMIC, 0.72%, 03/17/51 (a)	59,673	973
Wells Fargo Commercial Mortgage Trust 2019-C50
Series 2019-C-C50, REMIC, 4.35%, 04/17/29	3,188	2,800
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-B-C55, REMIC, 3.14%, 02/15/30	1,034	916
Wells Fargo Commercial Mortgage Trust 2020-C58
Series 2020-A3-C58, REMIC, 1.81%, 09/17/30	2,830	2,481
Wells Fargo Commercial Mortgage Trust 2021-C60
Series 2021-A3-C60, REMIC, 2.06%, 04/15/31	1,611	1,417
Wells Fargo Commercial Mortgage Trust 2021-C61
Series 2021-A3-C61, REMIC, 2.41%, 10/17/31	1,000	865
Wells Fargo Mortgage Backed Securities 2007-15 Trust
Series 2007-A1-15, REMIC, 6.00%, 11/25/37	1,665	1,499
WFRBS Commercial Mortgage Trust 2014-C25
Series 2014-B-C25, REMIC, 4.24%, 11/18/24 (a)	2,050	1,984
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (e)	3,802	3,484
Wind River 2014-1 CLO Ltd.
Series 2014-DRR-1A, 8.54%, (3 Month Term SOFR + 3.26%), 07/18/31 (a)	1,000	999
Wind River 2014-2 CLO Ltd.
Series 2014-DR-2A, 8.46%, (3 Month Term SOFR + 3.16%), 01/15/31 (a)	1,000	1,001
Series 2014-ER-2A, 11.31%, (3 Month Term SOFR + 6.01%), 01/15/31 (a)	1,000	794
Wind River 2021-1 CLO Ltd
Series 2021-D1R-1A, 9.17%, (3 Month Term SOFR + 3.95%), 07/20/37 (a)	500	503
Wind River 2021-4 CLO Ltd.
Series 2021-A-4A, 6.71%, (3 Month Term SOFR + 1.43%), 01/22/35 (a)	5,000	5,000
Total Non-U.S. Government Agency Asset-Backed Securities (cost $741,543)		666,827
SENIOR FLOATING RATE INSTRUMENTS 3.3%
Industrials 1.2%
Access CIG, LLC
2023 Term Loan, 10.25%, (SOFR + 5.00%), 08/15/28 (a)	293	294
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 8.70%, (1 Month Term SOFR + 4.00%), 06/17/28 (a)	655	654
AlixPartners, LLP
2021 USD Term Loan B, 7.86%, (SOFR + 2.50%), 02/04/28 (a)	592	593
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 9.10%, (1 Month Term SOFR + 3.75%), 05/04/28 (a)	758	750
AllSpring Buyer LLC
Term Loan B, 8.89%, (3 Month Term SOFR + 3.25%), 04/21/28 (a)	659	657
Amazon
Term Loan, 0.00%, (SOFR + 2.25%), 07/31/31 (a) (n)	455	453
American Airlines, Inc.
2021 Term Loan, 10.29%, (3 Month SOFR + 4.75%), 03/10/28 (a)	319	327
APX Group, Inc.
2021 Term Loan B, 8.30%, (3 Month Term SOFR + 2.75%), 07/01/28 (a)	522	522
2021 Term Loan B, 10.25%, (Prime + 1.75%), 07/01/28 (a)	2	2
Arsenal AIC Parent LLC
2024 1st Lien Term Loan B, 8.56%, (3 Month Term SOFR + 3.25%), 08/19/30 (a)	55	55
Artera Services, LLC
2024 Term Loan, 9.83%, (3 Month Term SOFR + 4.50%), 02/07/31 (a)	197	192
Assetmark Financial Holdings, Inc.
Term Loan B, 7.95%, (SOFR + 3.00%), 06/03/31 (a)	180	178
BCPE Empire Holdings, Inc.
2024 Term Loan, 9.25%, (1 Month Term SOFR + 4.00%), 12/25/28 (a)	996	996
Boost Newco Borrower, LLC
Term Loan B1, 7.75%, (3 Month Term SOFR + 2.50%), 01/31/31 (a)	540	540
Brown Group Holding, LLC
Term Loan B, 8.00%, (1 Month Term SOFR + 2.75%), 12/31/24 (a)	516	514
Carnival Corporation
2024 Term Loan B2, 8.00%, (SOFR + 2.75%), 08/09/27 (a)	67	67
2024 Term Loan B1, 8.00%, (SOFR + 2.75%), 10/18/28 (a)	508	509
Castlelake Aviation Limited
Term Loan B, 7.45%, (3 Month Term SOFR + 2.50%), 10/22/26 (a)	535	536
CHG Healthcare Services Inc.
2021 Term Loan, 8.61%, (SOFR + 3.25%), 09/22/28 (a)	651	651
2024 Term Loan B2, 8.86%, (SOFR + 3.50%), 09/29/28 (a)	264	265
Columbus McKinnon Corporation
2024 Term Loan, 7.83%, (3 Month Term SOFR + 2.50%), 05/14/28 (a)	37	37
Constant Contact Inc
Term Loan, 9.57%, (3 Month Term SOFR + 4.00%), 12/31/24 (a)	419	405
Cornerstone Building Brands, Inc.
2021 Term Loan B, 8.45%, (1 Month Term SOFR + 3.25%), 04/12/28 (a)	217	212
2024 Term Loan B, 9.60%, (SOFR + 4.50%), 05/05/31 (a)	55	54
Corpay
Term Loan, 0.00%, (SOFR + 1.75%), 04/28/28 (a) (n)	685	684
CPI Holdco B LLC
Term Loan, 7.25%, (3 Month Term SOFR + 2.00%), 05/10/31 (a)	145	144
CPPIB Capital Inc
Term Loan B, 8.59%, (SOFR + 3.25%), 08/07/31 (a)	175	175
CQP Holdco LP
2024 Term Loan B, 7.58%, (3 Month Term SOFR + 2.25%), 12/31/30 (a)	414	413
Crosby US Acquisition Corp
Term Loan, 0.00%, (SOFR + 3.50%), 08/16/29 (a) (n)	45	45
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 9.08%, (3 Month Term SOFR + 3.75%), 03/05/27 (a)	1,015	993
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 9.11%, (SOFR + 3.75%), 12/31/24 (a)	458	456
2021 2nd Lien Term Loan, 12.11%, (SOFR + 6.75%), 03/18/29 (a)	80	75
Dun & Bradstreet Corporation (The)
2024 Term Loan B, 7.61%, (SOFR + 2.75%), 01/18/29 (a)	281	281
Dynamo US Bidco Inc
Term Loan, 0.00%, (SOFR + 4.00%), 09/25/31 (a) (n)	130	130
Dynasty Acquisition Co., Inc.
2024 Term Loan B1, 0.00%, (SOFR + 3.50%), 08/24/28 (a) (n)	14	14
2024 Term Loan B2, 0.00%, (SOFR + 3.50%), 08/24/28 (a) (n)	6	6
2024 Term Loan B1, 8.75%, (1 Month Term SOFR + 3.50%), 08/24/28 (a)	490	490

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
2024 Term Loan B2, 8.75%, (1 Month Term SOFR + 3.50%), 08/24/28 (a)	189	189
EAB Global, Inc.
2021 Term Loan, 8.50%, (SOFR + 3.50%), 12/31/24 (a)	453	451
Edelman Financial Center, LLC
2024 Term Loan B, 8.50%, (SOFR + 3.25%), 03/15/28 (a)	596	595
2024 2nd Lien Term Loan, 10.50%, (SOFR + 5.25%), 10/23/28 (a)	205	204
Eisner Advisory Group LLC
2024 Term Loan B, 9.25%, (1 Month Term SOFR + 4.00%), 02/24/31 (a)	387	388
Element Materials Technology Group US Holdings Inc
2022 USD Term Loan, 0.00%, (SOFR + 4.25%), 04/12/29 (a) (n)	165	165
2022 USD Term Loan, 9.68%, (3 Month Term SOFR + 4.25%), 04/12/29 (a)	246	246
Everi Holdings Inc.
2021 Term Loan B, 7.86%, (1 Month Term SOFR + 2.50%), 12/31/24 (a)	150	150
Fertitta Entertainment, LLC
2022 Term Loan B, 8.85%, (1 Month Term SOFR + 3.75%), 01/13/29 (a) (f)	989	985
First Advantage
Term Loan, 0.00%, (SOFR + 3.25%), 09/19/31 (a) (n)	1,070	1,065
First Advantage Holdings, LLC
2021 Term Loan B, 8.11%, (SOFR + 2.75%), 01/31/27 (a)	438	436
Focus Financial Partners Inc.
Term Loan, 0.00%, (SOFR + 3.25%), 09/10/31 (a) (n)	1,010	1,007
Fortrea Holdings Inc
Term Loan B, 8.49%, (SOFR + 3.75%), 06/12/30 (a)	23	23
Garda World Security Corporation
2024 Term Loan B, 8.60%, (SOFR + 3.50%), 02/01/29 (a)	558	557
GBT US III LLC
Term Loan B, 8.28%, (3 Month Term SOFR + 3.00%), 07/28/31 (a)	165	165
Grant Thornton Advisors LLC
Term Loan B, 8.50%, (SOFR + 3.25%), 05/30/31 (a)	300	300
HighTower Holdings LLC
2024 Term Loan B, 8.75%, (SOFR + 3.50%), 04/21/28 (a)	613	613
Homeserve USA Holding Corp
2024 Term Loan B, 7.21%, (SOFR + 2.25%), 10/21/30 (a)	204	203
Kenan Advantage Group, Inc.
2024 Term Loan B4, 8.50%, (SOFR + 3.25%), 01/25/29 (a)	353	351
KKR Apple Bidco, LLC
2021 Term Loan, 8.11%, (1 Month Term SOFR + 2.75%), 07/14/28 (a)	287	286
LaserShip, Inc.
2021 2nd Lien Term Loan, 13.10%, (3 Month Term SOFR + 7.50%), 05/07/29 (a)	75	30
LBM Acquisition LLC
2024 Incremental Term Loan B, 8.97%, (SOFR + 3.75%), 06/06/31 (a)	1,019	998
LC Ahab US Bidco LLC
Term Loan B, 8.75%, (1 Month Term SOFR + 3.50%), 04/14/31 (a)	350	351
Madison IAQ LLC
Term Loan, 7.89%, (SOFR + 3.25%), 06/15/28 (a)	604	603
Madison Safety & Flow
Term Loan, 0.00%, (SOFR + 3.25%), 09/19/31 (a) (n)	185	185
MedAssets Software Intermediate Holdings, Inc.
2021 Term Loan, 9.36%, (3 Month Term SOFR + 4.00%), 11/18/28 (a)	182	124
Modena Buyer LLC
Term Loan, 9.83%, (3 Month Term SOFR + 4.50%), 04/03/31 (a)	205	196
OVG Business Services, LLC
2024 Term Loan B, 8.25%, (SOFR + 3.00%), 06/13/31 (a)	335	333
Parexel International Corporation
2024 Term Loan B, 8.25%, (SOFR + 3.00%), 11/15/28 (a)	1,041	1,041
PUG LLC
2024 Extended Term Loan B, 10.00%, (3 Month Term SOFR + 4.75%), 03/12/30 (a)	388	387
Quikrete Holdings, Inc.
2024 Term Loan B1, 7.50%, (1 Month Term SOFR + 2.25%), 03/18/29 (a)	242	242
2024 Term Loan B, 7.75%, (1 Month Term SOFR + 2.50%), 03/18/31 (a)	75	75
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 9.03%, (SOFR + 3.75%), 09/16/27 (a)	118	120
Southern Veterinary Partners, LLC
2024 Term Loan, 9.00%, (1 Month Term SOFR + 3.75%), 10/05/27 (a)	713	713
Spin Holdco Inc.
2021 Term Loan, 9.26%, (3 Month SOFR + 4.00%), 02/26/28 (a)	167	146
Tamko Building Products, LLC
2023 Term Loan, 8.17%, (1 Month Term SOFR + 3.25%), 09/13/30 (a)	228	228
Tecta America Corp.
2021 Term Loan, 9.36%, (1 Month Term SOFR + 4.00%), 12/31/24 (a)	301	302
Thunder Generation Funding LLC
Term Loan B, 0.00%, (SOFR + 3.00%), 09/26/31 (a) (n)	450	449
Tiger Acquisition, LLC
2021 Term Loan, 8.60%, (SOFR + 3.25%), 05/21/28 (a)	250	248
Titan Acquisition Limited
2024 Term Loan B, 10.33%, (6 Month Term SOFR + 5.00%), 02/01/29 (a)	504	501
TK Elevator US Newco Inc
USD Term Loan B, 8.59%, (SOFR + 3.50%), 04/11/30 (a)	680	681
TransDigm, Inc.
2023 Term Loan J, 7.84%, (3 Month Term SOFR + 2.50%), 02/28/31 (a)	922	918
2024 Term Loan, 7.32%, (SOFR + 1.50%), 09/05/32 (a)	410	408
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 13.59%, (3 Month Term SOFR + 8.00%), 02/28/25 (a) (f)	260	224
United Airlines, Inc.
2024 Term Loan B, 8.03%, (SOFR + 2.75%), 02/15/31 (a)	474	474
Viad Corp
Initial Term Loan, 9.50%, (SOFR + 4.25%), 12/31/24 (a)	148	148
Vortex Opco LLC
Second Out Term Loan, 9.12%, (SOFR + 4.25%), 12/15/28 (a)	111	79
VT Topco, Inc.
2024 Term Loan B, 8.75%, (1 Month Term SOFR + 3.50%), 08/12/30 (a)	164	164
Waterbridge Midstream Operating LLC
2024 Term Loan B, 9.60%, (3 Month Term SOFR + 4.50%), 05/07/29 (a)	190	189
WEC US Holdings Ltd.
2024 Term Loan, 8.00%, (1 Month Term SOFR + 2.75%), 01/20/31 (a)	530	530
WestJet Loyalty LP
Term Loan B, 9.08%, (3 Month Term SOFR + 3.75%), 02/01/31 (a)	1,010	998
White Cap Buyer LLC
2024 Term Loan B, 8.50%, (3 Month Term SOFR + 3.25%), 10/19/29 (a)	260	258
		34,091

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Information Technology 0.5%
Applied Systems, Inc.
2024 1st Lien Term Loan, 8.29%, (3 Month Term SOFR + 3.50%), 02/07/31 (a)	200	200
2024 2nd Lien Term Loan, 10.58%, (3 Month Term SOFR + 5.25%), 02/07/32 (a)	140	144
Ascend Learning, LLC
2021 Term Loan, 8.85%, (SOFR + 3.50%), 11/18/28 (a)	504	500
2021 2nd Lien Term Loan, 11.10%, (SOFR + 5.75%), 11/18/29 (a)	155	150
Astra Acquisition Corp.
2021 2nd Lien Term Loan, 14.47%, (3 Month Term SOFR + 8.88%), 10/22/29 (a)	220	22
Athenahealth Group, Inc.
2022 Term Loan B, 8.50%, (1 Month Term SOFR + 3.25%), 01/27/29 (a)	663	658
Banff Merger Sub Inc
2024 Term Loan B, 9.01%, (3 Month Term SOFR + 3.75%), 07/03/31 (a)	935	933
2024 2nd Lien Term Loan, 11.01%, (SOFR + 5.75%), 07/06/32 (a)	230	226
BCPE Pequod Buyer Inc
Term Loan, 0.00%, (SOFR + 3.50%), 09/19/31 (a) (n)	95	95
Camelot U.S. Acquisition LLC
2024 Term Loan B, 8.00%, (1 Month Term SOFR + 2.75%), 01/31/31 (a)	522	521
Castle US Holding Corporation
USD Term Loan B, 9.07%, (3 Month Term SOFR + 3.75%), 02/28/27 (a)	143	95
Central Parent Inc.
2024 Term Loan B, 8.58%, (3 Month Term SOFR + 3.25%), 07/06/29 (a)	1,168	1,154
Cloud Software Group, Inc.
2024 USD Term Loan B, 9.33%, (3 Month Term SOFR + 4.00%), 03/30/29 (a)	404	402
Conservice Midco, LLC
2024 Term Loan B, 8.75%, (1 Month Term SOFR + 3.50%), 05/13/27 (a)	307	308
CoreLogic, Inc.
Term Loan, 8.86%, (1 Month Term SOFR + 3.50%), 04/14/28 (a)	154	152
Cornerstone OnDemand, Inc.
2021 Term Loan, 9.11%, (SOFR + 3.75%), 09/08/26 (a)	311	290
Cyxtera DC Holdings, Inc.
Term Loan B, 0.00%, (LIBOR + 3.00%), 05/01/26 (a) (h) (i) (m)	142	—
DCert Buyer, Inc.
2019 Term Loan B, 9.25%, (1 Month Term SOFR + 4.00%), 07/31/26 (a)	211	205
2021 2nd Lien Term Loan, 12.25%, (1 Month Term SOFR + 7.00%), 02/16/29 (a)	111	95
Endure Digital Inc.
Term Loan, 8.81%, (6 Month Term SOFR + 3.50%), 01/27/28 (a)	317	279
Energizer Holdings, Inc.
2024 Term Loan B, 6.92%, (SOFR + 2.00%), 12/22/27 (a)	194	194
Gainwell Acquisition Corp.
Term Loan B, 9.43%, (3 Month Term SOFR + 4.00%), 08/17/27 (a)	831	789
Helios Software Holdings, Inc.
2024 Term Loan, 9.08%, (3 Month Term SOFR + 3.75%), 07/15/30 (a)	402	399
I-Logic Technologies Bidco Limited
2021 USD Term Loan B, 9.48%, (3 Month SOFR + 4.00%), 12/31/24 (a)	315	313
Ion Trading Technologies S.a.r.l.
2024 Term Loan, 9.02%, (SOFR + 4.00%), 06/30/27 (a)	150	150
Ivanti Software, Inc.
2021 Term Loan B, 9.83%, (3 Month SOFR + 4.25%), 11/20/27 (a)	138	117
LSF9 Atlantis Holdings, LLC
2024 1st Lien Term Loan B, 10.26%, (SOFR + 5.25%), 09/10/29 (a)	30	30
McAfee, LLC
2024 USD Term Loan B, 8.45%, (SOFR + 3.25%), 03/01/29 (a)	497	494
Mitchell International, Inc.
2024 1st Lien Term Loan, 8.50%, (SOFR + 3.25%), 06/05/31 (a)	1,010	994
2024 2nd Lien Term Loan, 10.50%, (SOFR + 5.25%), 06/07/32 (a)	225	221
nVent
Term Loan, 0.00%, 09/12/31 (a) (n)	395	395
PointClickCare Technologies, Inc.
2024 Term Loan B, 8.33%, (3 Month Term SOFR + 3.00%), 12/29/27 (a)	188	188
Polaris Newco LLC
USD Term Loan B, 9.51%, (3 Month SOFR + 4.00%), 06/03/28 (a)	394	387
Proofpoint, Inc.
2024 Term Loan, 8.25%, (SOFR + 3.00%), 08/31/28 (a)	655	654
Sabre GLBL Inc.
2021 Term Loan B1, 8.86%, (SOFR + 3.50%), 12/17/27 (a)	41	38
2021 Term Loan B2, 8.86%, (SOFR + 3.50%), 12/17/27 (a)	64	60
Sophia, L.P.
2024 Term Loan B, 8.85%, (SOFR + 3.50%), 10/07/29 (a)	650	651
UKG Inc.
2024 Term Loan B, 8.55%, (3 Month Term SOFR + 3.25%), 01/30/31 (a)	923	923
Ultra Clean Holdings, Inc
2024 Term Loan B, 8.75%, (1 Month Term SOFR + 3.50%), 02/27/28 (a)	251	251
Zayo Group Holdings, Inc.
USD Term Loan, 8.36%, (1 Month Term SOFR + 3.00%), 02/18/27 (a)	292	266
		13,943
Materials 0.3%
Charter NEX US, Inc.
2024 Term Loan B, 8.50%, (1 Month Term SOFR + 3.50%), 12/01/27 (a)	238	238
ECO Services Operations Corp
2024 Term Loan B, 7.50%, (3 Month Term SOFR + 2.25%), 06/09/31 (a)	711	705
Graham Packaging Company Inc.
2024 Term Loan B, 7.78%, (SOFR + 2.50%), 08/04/27 (a)	502	501
Hexion Holdings Corporation
2022 USD Term Loan, 9.77%, (3 Month SOFR + 4.50%), 03/02/29 (a)	517	512
Illuminate Buyer, LLC
2024 Term Loan B, 8.86%, (SOFR + 3.50%), 12/31/29 (a)	328	329
Ineos Quattro Holdings UK Ltd
2023 USD 1st Lien Term Loan B, 9.60%, (SOFR + 4.25%), 03/09/29 (a)	522	522
Ineos US Finance LLC
2023 USD Term Loan B, 8.50%, (SOFR + 3.50%), 02/09/30 (a)	926	925
2024 USD Term Loan B, 9.00%, (1 Month Term SOFR + 3.75%), 01/30/31 (a)	125	125
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 9.72%, (3 Month SOFR + 4.72%), 02/04/26 (a)	203	190
MI Windows and Doors, LLC
2024 Term Loan B2, 8.75%, (1 Month Term SOFR + 3.50%), 03/21/31 (a)	95	95
Natgasoline LLC
Term Loan B, 9.02%, (SOFR + 3.50%), 10/31/25 (a)	324	321
Nouryon Finance B.V.
2024 USD Term Loan B, 8.63%, (SOFR + 3.50%), 04/03/28 (a)	402	402
Olympus Water US Holding Corporation
2024 USD Term Loan B, 8.85%, (3 Month Term SOFR + 3.50%), 06/06/31 (a)	589	588

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Packaging Coordinators Midco, Inc.
2024 Term Loan B, 8.58%, (3 Month Term SOFR + 3.25%), 11/30/27 (a)	610	609
Polar US Borrower, LLC
2024 Term Loan B1A, 10.46%, (SOFR + 5.50%), 10/16/28 (a) (m)	159	117
Pregis TopCo Corporation
1st Lien Term Loan, 9.25%, (1 Month Term SOFR + 3.75%), 07/25/26 (a)	585	586
Pretium Packaging, LLC
Second Out Term Loan A1, 9.85%, (3 Month Term SOFR + 4.60%), 10/01/28 (a)	237	189
First Out Term Loan A, 10.25%, (3 Month Term SOFR + 5.00%), 10/01/28 (a)	96	97
Pretium PKG Holdings, Inc.
2021 2nd Lien Term Loan, 12.07%, (3 Month SOFR + 6.75%), 09/22/29 (a)	80	31
Reynolds Group Holdings Inc.
2024 Term Loan B3, 7.75%, (SOFR + 2.50%), 09/25/28 (a)	404	404
Staples, Inc.
2024 Term Loan B, 0.00%, (SOFR + 5.75%), 08/22/29 (a) (n)	160	145
TricorBraun Holdings, Inc.
2021 Term Loan, 8.61%, (SOFR + 3.25%), 01/29/28 (a)	384	376
Trident TPI Holdings, Inc.
2024 Term Loan B6, 9.33%, (SOFR + 4.00%), 09/15/28 (a)	408	409
Vantage Specialty Chemicals, Inc.
2023 Term Loan B, 9.87%, (3 Month Term SOFR + 4.75%), 10/26/26 (a)	199	197
		8,613
Health Care 0.3%
ADMI Corp.
2021 Incremental Term Loan B3, 9.11%, (SOFR + 3.75%), 12/23/27 (a)	237	231
2023 Term Loan B5, 11.00%, (1 Month Term SOFR + 5.75%), 12/23/27 (a)	318	317
Aveanna Healthcare, LLC
2021 Term Loan B, 8.91%, (SOFR + 3.75%), 12/31/24 (a)	316	308
2021 2nd Lien Term Loan, 12.21%, (3 Month SOFR + 7.00%), 12/08/29 (a)	147	138
Bausch & Lomb Corporation
Term Loan, 8.27%, (1 Month Term SOFR + 3.25%), 05/05/27 (a)	1,804	1,796
2023 Incremental Term Loan, 9.25%, (1 Month Term SOFR + 4.00%), 09/14/28 (a)	238	237
Catalent Pharma Solutions Inc.
2021 Term Loan B3, 7.03%, (SOFR + 2.00%), 05/18/26 (a)	1,108	1,106
CNT Holdings I Corp
2020 Term Loan, 8.75%, (3 Month Term SOFR + 3.50%), 10/16/27 (a)	387	388
Curium BidCo S.a r.l.
2024 USD Term Loan B, 9.34%, (3 Month Term SOFR + 4.00%), 07/31/29 (a)	395	396
Curium Bidco Sa Rl
Term Loan, 0.00%, (SOFR + 3.50%), 07/31/29 (a) (n)	170	170
Grifols Worldwide Operations USA, Inc.
2019 USD Term Loan B, 7.40%, (3 Month SOFR + 2.00%), 11/15/27 (a)	247	240
LifePoint Health, Inc.
2024 Term Loan B, 10.05%, (3 Month Term SOFR + 4.75%), 11/16/28 (a)	602	601
2024 Incremental Term Loan B, 8.96%, (3 Month Term SOFR + 4.00%), 05/09/31 (a)	75	75
Medline Borrower, LP
2024 Term Loan B, 8.00%, (1 Month Term SOFR + 2.75%), 10/23/28 (a)	502	502
Organon & Co
2024 USD Term Loan B, 7.46%, (SOFR + 2.50%), 05/14/31 (a)	214	213
Pacific Dental Services, LLC
2024 Term Loan B, 7.85%, (SOFR + 3.25%), 03/07/31 (a)	469	468
Perrigo Investments, LLC
Term Loan B, 7.20%, (1 Month Term SOFR + 2.25%), 04/05/29 (a) (f)	246	245
Radiology Partners Inc
2024 Extended Term Loan B, 10.38%, (3 Month Term SOFR + 3.50%), 01/31/29 (a)	421	412
Sotera Health Holdings, LLC
2024 Term Loan B, 8.50%, (1 Month Term SOFR + 3.25%), 05/30/31 (a)	625	623
Team Health Holdings, Inc.
2022 Term Loan B, 10.50%, (3 Month Term SOFR + 5.25%), 03/02/27 (a) (f)	143	136
		8,602
Communication Services 0.3%
Alterra Mountain Company
2024 Term Loan B4, 8.50%, (1 Month Term SOFR + 3.25%), 08/17/28 (a)	652	653
2024 Term Loan B5, 8.75%, (1 Month Term SOFR + 3.50%), 05/31/30 (a)	208	209
Altice France S.A.
2023 USD Term Loan B14, 10.80%, (SOFR + 5.50%), 08/31/28 (a)	426	318
Aventiv Technologies, LLC
2024 Incremental Second Out Term Loan, 13.10%, (3 Month Term SOFR + 7.50%), 07/31/25 (a)	6	6
Bally's Corporation
2021 Term Loan B, 8.79%, (SOFR + 3.25%), 08/05/28 (a)	439	418
Cengage Learning, Inc.
2024 Term Loan B, 9.54%, (6 Month Term SOFR + 4.25%), 03/24/31 (a)	234	235
ClubCorp Holdings, Inc.
2023 Term Loan B2, 10.60%, (3 Month Term SOFR + 5.00%), 10/01/28 (a)	356	356
CMG Media Corporation
2021 Term Loan, 8.93%, (3 Month Term SOFR + 3.50%), 12/17/26 (a)	125	110
CommScope, Inc.
2019 Term Loan B, 8.61%, (SOFR + 3.25%), 02/07/26 (a)	208	201
Connect Finco Sarl
2024 Non-Extended Term Loan B, 8.75%, (1 Month Term SOFR + 3.50%), 12/11/26 (a)	99	99
CSC Holdings, LLC
2019 Term Loan B5, 7.71%, (1 Month USD LIBOR + 2.50%), 04/15/27 (a)	411	375
Delta 2 Lux Sarl
Term Loan, 0.00%, (SOFR + 2.00%), 09/10/31 (a) (n)	75	75
DirecTV Financing, LLC
Term Loan, 10.36%, (1 Month Term SOFR + 5.00%), 07/22/27 (a)	214	214
Flutter Financing B.V.
Term Loan B, 7.33%, (3 Month Term SOFR + 2.25%), 11/18/30 (a)	134	134
Frontier Communications Corp.
2024 Term Loan B, 8.83%, (3 Month Term SOFR + 3.50%), 06/20/31 (a)	420	422
GOGO Intermediate Holdings LLC
Term Loan B, 9.11%, (SOFR + 3.75%), 04/21/28 (a)	695	653
Great Outdoors Group, LLC
2021 Term Loan B2, 9.12%, (SOFR + 3.75%), 02/26/28 (a)	538	537
II-VI Incorporated
2024 Term Loan B, 7.75%, (1 Month Term SOFR + 2.50%), 07/02/29 (a)	70	70
Level 3 Financing Inc.
2024 Extended Term Loan B1, 11.41%, (SOFR + 6.56%), 04/15/29 (a)	79	80
2024 Extended Term Loan B2, 11.41%, (SOFR + 6.56%), 04/15/30 (a)	79	80
Lions Gate Capital Holdings LLC
2018 Term Loan B, 7.60%, (SOFR + 2.25%), 03/20/25 (a)	88	88

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Motion Finco Sarl
2024 USD Term Loan B, 8.83%, (3 Month SOFR + 3.50%), 11/30/29 (a)	392	377
NEP Group, Inc.
2023 Term Loan B, 10.11%, (SOFR + 3.25%), 08/19/26 (a)	419	401
Scientific Games Holdings LP
2024 USD Term Loan B, 0.00%, (3 Month Term SOFR + 3.00%), 04/04/29 (a) (n)	245	243
Telesat Canada
Term Loan B5, 8.07%, (3 Month SOFR + 2.75%), 11/22/26 (a)	84	41
UFC Holdings, LLC
2021 Term Loan B, 8.29%, (3 Month SOFR + 2.75%), 04/29/26 (a)	369	369
United Talent Agency, LLC
2024 Term Loan B, 8.87%, (SOFR + 3.75%), 07/07/28 (a)	149	149
Univision Communications Inc.
2022 First Lien Term Loan B, 9.58%, (3 Month Term SOFR + 4.25%), 06/10/29 (a)	300	295
Virgin Media Bristol LLC
2023 USD Term Loan Y, 8.66%, (SOFR + 3.25%), 03/06/31 (a)	645	615
Ziggo Financing Partnership
USD Term Loan I, 7.71%, (SOFR + 2.50%), 04/17/28 (a)	270	263
		8,086
Financials 0.2%
Acrisure, LLC
2024 Term Loan B6, 8.21%, (SOFR + 3.25%), 11/06/30 (a)	624	617
Alliant Holdings Intermediate, LLC
2024 Term Loan B6, 7.96%, (SOFR + 3.00%), 09/12/31 (a)	481	479
Ardonagh Midco 3 PLC
2024 USD Term Loan B, 8.53%, (3 Month Term SOFR + 3.75%), 02/28/31 (a)	183	183
2024 USD Term Loan B, 8.85%, (1 Month Term SOFR + 3.75%), 02/28/31 (a)	18	18
AssuredPartners, Inc.
2024 Incremental Term Loan B5, 0.00%, (SOFR + 3.50%), 02/15/27 (a) (n)	30	30
2024 Incremental Term Loan B5, 8.75%, (1 Month Term SOFR + 3.50%), 02/15/27 (a)	582	581
Asurion LLC
2021 Term Loan B9, 8.61%, (SOFR + 3.25%), 02/05/28 (a)	617	608
2021 2nd Lien Term Loan B3, 10.61%, (SOFR + 5.25%), 02/05/28 (a)	100	93
2023 Term Loan B11, 9.60%, (SOFR + 4.25%), 08/19/28 (a)	119	117
2021 Second Lien Term Loan B4, 10.61%, (SOFR + 5.25%), 01/15/29 (a)	200	184
Broadstreet Partners, Inc.
2024 Term Loan B4, 8.50%, (SOFR + 3.25%), 05/10/31 (a)	25	25
2024 Term Loan B4, 8.50%, (3 Month Term SOFR + 3.25%), 05/10/31 (a)	244	243
Chamberlain Group Inc
Term Loan B, 0.00%, (1 Month Term SOFR + 3.25%), 10/22/28 (a) (n)	45	45
Term Loan B, 8.60%, (1 Month Term SOFR + 3.50%), 10/22/28 (a)	336	334
Cotiviti Corporation
2024 Term Loan, 8.45%, (SOFR + 3.25%), 02/21/31 (a)	473	472
Cross Financial Corp
2024 Term Loan B2, 8.75%, (1 Month Term SOFR + 3.50%), 09/15/27 (a)	307	306
Greystone Select Financial LLC
Term Loan B, 10.54%, (3 Month Term SOFR + 5.00%), 12/31/24 (a)	120	119
Kronos Acquisition Holdings Inc.
2024 Term Loan, 9.31%, (3 Month Term SOFR + 4.00%), 06/27/31 (a)	165	154
Mavis Tire Express Services Corp.
2024 Term Loan, 8.75%, (SOFR + 3.50%), 05/04/28 (a)	353	353
OneDigital Borrower LLC
2024 Term Loan, 8.50%, (1 Month Term SOFR + 3.25%), 06/12/31 (a)	708	701
2024 2nd Lien Term Loan, 10.50%, (SOFR + 5.25%), 06/12/32 (a)	235	232
Rent-A-Center, Inc.
2021 First Lien Term Loan B, 8.00%, (1 Month Term SOFR + 2.75%), 02/04/28 (a)	220	219
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 8.25%, (1 Month Term SOFR + 3.75%), 02/16/28 (a)	500	499
Starwood Property Trust, Inc.
2021 Term Loan B3, 8.60%, (SOFR + 3.25%), 07/26/26 (a)	153	153
Trans Union, LLC
2024 Term Loan B8, 7.00%, (SOFR + 1.75%), 06/06/31 (a)	190	189
Walker & Dunlop, Inc.
2021 Term Loan, 7.60%, (SOFR + 2.25%), 10/14/28 (a)	190	190
		7,144
Consumer Discretionary 0.2%
1011778 B.C. Unlimited Liability Company
2024 Term Loan B6, 7.00%, (SOFR + 1.75%), 09/23/30 (a)	214	212
ABG Intermediate Holdings 2 LLC
2024 Term Loan B, 0.00%, (SOFR + 2.75%), 12/21/28 (a) (n)	135	135
Apro, LLC
2024 Term Loan B, 8.87%, (SOFR + 3.75%), 06/26/31 (a)	375	376
Caesars Entertainment Inc.
Term Loan B, 8.00%, (3 Month Term SOFR + 2.75%), 01/25/30 (a)	118	118
Clarios Global LP
2024 USD Term Loan B, 7.75%, (SOFR + 2.50%), 05/06/30 (a)	648	648
DexKo Global Inc.
2021 USD Term Loan B, 8.62%, (3 Month Term SOFR + 3.75%), 09/24/28 (a) (f)	203	196
EG Group Limited
2023 USD Tranche C Term Loan B, 11.07%, (SOFR + 5.50%), 02/07/28 (a)	303	302
Harbor Freight Tools USA, Inc.
2024 Term Loan B, 7.24%, (SOFR + 2.50%), 06/05/31 (a)	32	31
2024 Term Loan B, 7.75%, (3 Month Term SOFR + 2.50%), 06/05/31 (a)	238	234
Hilton Grand Vacations Borrower LLC
2024 Incremental Term Loan B, 7.50%, (1 Month Term SOFR + 2.75%), 01/10/31 (a)	259	256
Michaels Companies, Inc.
2021 Term Loan B, 9.85%, (3 Month Term SOFR + 4.25%), 04/08/28 (a)	120	94
Mister Car Wash Holdings, Inc.
2024 Term Loan B, 8.25%, (1 Month Term SOFR + 3.00%), 03/21/31 (a)	95	95
PENN Entertainment, Inc.
2022 Term Loan B, 8.10%, (1 Month Term SOFR + 2.75%), 04/13/29 (a)	596	597
PetSmart, Inc.
2021 Term Loan B, 9.10%, (SOFR + 3.75%), 12/31/24 (a)	808	800
Playa Resorts Holding B.V.
2022 Term Loan B, 8.03%, (1 Month Term SOFR + 3.25%), 11/22/28 (a)	546	542
Restoration Hardware, Inc.
Term Loan B, 7.86%, (SOFR + 2.50%), 10/15/28 (a)	409	393
Solis IV BV
USD Term Loan B1, 8.57%, (3 Month Term SOFR + 3.50%), 02/09/29 (a)	503	499

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Springs Windows Fashions, LLC
2021 Term Loan B, 9.36%, (SOFR + 4.00%), 10/06/28 (a)	226	186
Wand NewCo 3, Inc.
2024 1st Lien Term Loan B, 8.50%, (1 Month Term SOFR + 3.25%), 01/30/31 (a)	200	200
Whatabrands LLC
2024 Term Loan B, 8.00%, (1 Month Term SOFR + 2.75%), 08/03/28 (a)	587	586
		6,500
Consumer Staples 0.1%
CHG PPC Parent LLC
2021 Term Loan, 8.11%, (SOFR + 3.00%), 11/17/28 (a)	545	543
Eagle Parent Corp.
2022 Term Loan B, 9.58%, (3 Month Term SOFR + 4.25%), 03/17/29 (a)	601	567
H Food Holdings LLC
2018 Term Loan B, 9.01%, (3 Month Term SOFR + 3.69%), 05/17/25 (a)	125	93
Monogram Food Solutions, LLC
Term Loan B, 9.36%, (1 Month Term SOFR + 4.00%), 12/31/24 (a)	294	290
Triton Water Holdings, Inc
Term Loan, 8.85%, (3 Month Term SOFR + 3.25%), 03/16/28 (a)	2,014	2,010
United Natural Foods, Inc.
2024 Term Loan, 10.00%, (1 Month Term SOFR + 4.75%), 04/25/31 (a)	204	204
		3,707
Utilities 0.1%
Alpha Generation LLC
Term Loan, 0.00%, (SOFR + 2.75%), 09/19/31 (a) (n)	375	375
Compass Power Generation LLC
2022 Term Loan B2, 9.10%, (1 Month Term SOFR + 4.25%), 03/07/29 (a) (f)	373	375
Term Loan, 0.00%, (SOFR + 3.75%), 04/16/29 (a) (n)	185	186
Edgewater Generation, L.L.C.
2024 Term Loan B, 9.50%, (SOFR + 4.25%), 07/26/30 (a)	230	232
Foresight Energy LLC
2020 Exit Term Loan A, 13.43%, (3 Month Term SOFR + 8.00%), 06/30/27 (a)	136	122
Lightning Power LLC
Term Loan B, 8.35%, (SOFR + 3.25%), 08/08/31 (a)	330	331
NRG Energy, Inc.
2024 Term Loan, 7.26%, (3 Month Term SOFR + 2.00%), 03/27/31 (a)	249	249
Vistra Operations Company LLC
1st Lien Term Loan B3, 7.25%, (1 Month Term SOFR + 2.00%), 12/11/25 (a)	109	109
Waterbridge Midstream Operating LLC
2024 1st Lien Term Loan B, 10.08%, (3 Month Term SOFR + 4.75%), 06/22/29 (a)	130	125
		2,104
Energy 0.1%
BCP Renaissance Parent LLC
2024 Term Loan B, 8.60%, (SOFR + 3.25%), 10/31/28 (a)	337	337
Brazos Delaware II, LLC
2024 Term Loan B, 8.25%, (SOFR + 3.50%), 02/11/30 (a)	50	50
Freeport LNG Investments, LLLP
Term Loan B, 9.04%, (3 Month SOFR + 3.50%), 11/17/28 (a)	304	301
GIP II Blue Holding, L.P
Term Loan B, 9.00%, (1 Month Term SOFR + 4.50%), 09/22/28 (a)	152	153
GIP Pilot Acquisition Partners LP
2024 Term Loan B, 7.82%, (3 Month Term SOFR + 2.50%), 10/04/30 (a)	199	199
Oryx Midstream Services Permian Basin LLC
2024 Term Loan B, 8.23%, (1 Month Term SOFR + 3.00%), 10/05/28 (a)	427	427
Par Petroleum, LLC
2024 Term Loan B, 9.06%, (SOFR + 3.75%), 02/28/30 (a)	104	104
Traverse Midstream Partners LLC
2017 Term Loan, 8.75%, (SOFR + 3.50%), 02/16/28 (a)	105	105
WhiteWater DBR HoldCo, LLC
Term Loan B, 8.08%, (3 Month Term SOFR + 2.75%), 02/16/31 (a)	185	185
		1,861
Real Estate 0.0%
Brand Industrial Services Inc
2024 Term Loan B, 9.75%, (3 Month Term SOFR + 4.50%), 08/01/30 (a)	383	372
Iron Mountain Incorporated
2023 Term Loan B, 7.25%, (1 Month Term SOFR + 2.25%), 01/31/31 (a)	501	497
Vestis Corporation
Term Loan, 7.37%, (3 Month Term SOFR + 2.25%), 02/18/31 (a)	133	132
		1,001
Total Senior Floating Rate Instruments (cost $96,568)		95,652
COMMON STOCKS 0.0%
Communication Services 0.0%
Flame Aggregator LLC (h) (m)	—	2
Flame Aggregator LLC (h) (m)	3	15
Total Common Stocks (cost $0)		17
WARRANTS 0.0%
Avation PLC (h)	10	4
Total Warrants (cost $0)		4
SHORT TERM INVESTMENTS 4.0%
Investment Companies 2.5%
JNL Government Money Market Fund - Class I, 4.82% (o) (p)	72,678	72,678
U.S. Treasury Bill 1.3%
Treasury, United States Department of
5.28%, 10/01/24	40,000	39,995
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.92% (o) (p)	4,927	4,927
Total Short Term Investments (cost $117,605)		117,600
Total Investments 99.6% (cost $2,991,626)		2,918,753
Other Derivative Instruments (0.1)%		(2,345)
Other Assets and Liabilities, Net 0.5%		14,463
Total Net Assets 100.0%		2,930,871

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2024, the value and the percentage of net assets of these securities was $240,807 and 8.2% of the Fund.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(f) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) Non-income producing security.

(i) As of September 30, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j) Convertible security.

(k) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(l) All or a portion of the security was on loan as of September 30, 2024.

(m) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(n) This senior floating rate interest will settle after September 30, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/DoubleLine Core Fixed Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	295,386	503,868	726,576	2,802	—	—	72,678	2.5
JNL Government Money Market Fund, 4.92% - Class SL	116,615	356,013	467,701	807	—	—	4,927	0.1
	412,001	859,881	1,194,277	3,609	—	—	77,605	2.6

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Acu Petroleo Luxembourg S.a r.l., 7.50%, 07/13/35	04/04/24	731	757	—
Adani Electricity Mumbai Limited, 3.95%, 02/12/30	01/10/23	328	361	—
Adani Electricity Mumbai Limited, 3.87%, 07/22/31	09/21/23	362	435	—
Adani Energy Solutions Limited, 4.00%, 08/03/26	06/01/23	943	970	—
Adani Energy Solutions Limited, 4.25%, 05/21/36	08/04/23	347	396	—
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	12/17/21	732	657	—
Adani Ports and Special Economic Zone Limited, 4.00%, 07/30/27	12/14/21	400	383	—
Adani Ports and Special Economic Zone Limited, 4.20%, 08/04/27	07/27/23	456	483	—
Adani Ports and Special Economic Zone Limited, 4.38%, 07/03/29	05/19/21	810	756	—
Adani Ports and Special Economic Zone Limited, 3.10%, 02/02/31	06/02/21	292	254	—
Agrosuper S.A., 4.60%, 01/20/32	08/21/23	416	458	—
AI Candelaria (Spain), S.L.U, 7.50%, 12/15/28	07/10/23	538	566	—
AI Candelaria (Spain), S.L.U, 5.75%, 06/15/33	04/11/22	1,186	1,226	0.1
Assembleia da Republica, 0.48%, 10/18/30	02/09/23	371	400	—
Banco Continental S.A.E.C.A., 2.75%, 12/10/25	08/20/24	145	145	—
Banco De Bogota, 6.25%, 05/12/26	01/22/24	396	402	—
Banco de Credito del Peru, 3.13%, 07/01/30	09/02/21	713	734	—
Banco de Credito del Peru, 3.25%, 09/30/31	02/02/23	1,157	1,183	0.1
Banco Do Brasil SA, 8.75% (callable at 100, 10/15/24)	06/15/23	1,477	1,626	0.1
Banco do Estado do Rio Grande do Sul S/A., 5.38%, 01/28/31	05/10/21	582	588	—
Banco Espirito Santo S.A., 0.00%, 01/21/29	12/09/15	1,852	561	—
Banco Espirito Santo S.A., 0.00%, 01/01/00	07/10/15	5,090	1,434	0.1
Banco Industrial S.A., 4.88%, 01/29/31	01/18/23	1,286	1,324	0.1
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	12/04/20	1,961	2,021	0.1
Banco Mercantil Del Norte S.A, 6.63% (callable at 100, 01/24/32)	09/07/22	632	697	—
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50% (callable at 100, 06/27/29)	09/25/19	200	200	—
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	11/08/18	784	800	—
Banco Nacional De Comercio Exterior, S.N.C., 2.72%, 08/11/31	12/05/22	1,107	1,183	0.1
Banco Nacional De Panama, 2.50%, 08/11/30	07/17/24	158	165	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico, 5.13%, 01/18/33	07/25/23	1,165	1,236	0.1
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico, 5.88%, 09/13/34	12/21/22	454	487	—
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	08/25/22	774	827	—
Braskem Idesa, S.A.P.I., 6.99%, 02/20/32	08/22/22	437	433	—
Braskem Netherlands Finance B.V., 8.50%, 01/23/81	11/16/22	1,359	1,401	0.1
Bundesrepublik Deutschland, 0.00%, 02/15/31	04/13/22	779	740	—
Canacol Energy Ltd., 5.75%, 11/24/28	09/25/23	1,160	750	—
Cap S.A., 3.90%, 04/27/31	12/13/21	1,268	1,146	0.1
CEMEX S.A.B. de C.V., 5.13% (callable at 100, 06/08/26)	04/25/23	1,637	1,771	0.1
Cencosud S.A., 4.38%, 07/17/27	08/16/24	195	198	—
Cometa Energia SA de CV, 6.38%, 04/24/35	02/12/24	608	632	—
Comision Federal De Electricidad, E.P.E., 3.35%, 02/09/31	03/22/24	170	173	—
Commonwealth of Australia, 1.00%, 12/21/30	01/12/21	468	358	—
Commonwealth of Australia, 1.50%, 06/21/31	03/29/21	1,085	997	—
Compania de Minas Buenaventura S.A.A., 5.50%, 07/23/26	11/22/23	1,196	1,246	0.1
Cosan Overseas Limited, 8.25% (callable at 100, 2/5/2025)	01/26/23	1,297	1,326	0.1
Credito Real, S.A.B. De C.V., Sofom, E.N.R., 0.00% (callable at 100, 11/29/27)	10/10/18	1,064	6	—
CSN Resources S.A., 5.88%, 04/08/32	08/14/23	1,167	1,193	0.1
CT Trust, 5.13%, 02/03/32	05/17/23	568	641	—
DBS Group Holdings Ltd, 1.82%, 03/10/31	05/20/21	1,169	1,153	0.1
Empresa Electrica Angamos S.p.A., 4.88%, 05/25/29	05/24/18	649	583	—
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	12/09/20	420	398	—
Empresas Publicas de Medellin E.S.P., 4.25%, 07/18/29	06/03/21	1,891	1,728	0.1
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	06/04/21	496	441	—
Energuate Trust, 5.88%, 05/03/27	05/28/24	581	590	—
Estado Espanol, 0.50%, 04/30/30	04/14/21	1,202	1,169	0.1
FEL Energy VI S.a r.l., 5.75%, 12/01/40	02/16/24	314	334	—
Fenix Power Peru S.A., 4.32%, 09/20/27	02/24/21	363	347	—
Fermaca Enterprises S. de R.L. de C.V., 6.38%, 03/30/38	09/27/17	3,948	3,650	0.1
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	429	431	—
Frigorifico Concepcion S.A., 7.70%, 07/21/28	04/28/23	319	279	—
Global Bank Corporation, 5.25%, 04/16/29	04/04/23	648	686	—
GNL Quintero S.A, 4.63%, 07/31/29	11/08/17	1,501	1,460	0.1
Gobierno de la Republica de Guatemala, 4.38%, 06/05/27	05/21/24	192	195	—
Gobierno de la Republica de Guatemala, 4.88%, 02/13/28	07/24/24	291	296	—
Gobierno de La Republica del Paraguay, 4.70%, 03/27/27	07/24/24	393	399	—
Gouvernement De France, 0.50%, 05/25/29	06/02/20	345	305	—
Gouvernement De France, 1.50%, 05/25/31	04/12/21	526	416	—
Gouvernement De France, 3.00%, 05/25/33	11/02/23	888	960	—
Grupo Kuo, S.A.B. De C.V., 5.75%, 07/07/27	03/15/24	568	590	—
Guara Norte S.a r.l., 5.20%, 06/15/34	12/14/22	1,317	1,419	0.1
HM Treasury, 4.25%, 03/07/36	09/12/24	953	951	—
Intergroup Financial Services Corp., 4.13%, 10/19/27	12/01/23	755	774	—
Ireland, Government of, 1.10%, 05/15/29	02/09/23	744	764	—
ITAU Unibanco Holding SA, 4.63% (callable at 100, 02/27/25)	09/25/23	737	877	—
JSW Energy Limited, 4.13%, 05/18/31	11/08/23	870	902	—
JSW Infrastructure Limited, 4.95%, 01/21/29	08/12/24	670	681	—
Kallpa Generacion S.A., 4.13%, 08/16/27	10/27/23	186	197	—
Lima Metro Line 2 Finance Limited, 5.88%, 07/05/34	10/24/17	2,743	2,675	0.1
Lima Metro Line 2 Finance Limited, 4.35%, 04/05/36	05/06/24	301	312	—
Marfrig Holdings (Europe) B.V., 3.95%, 01/29/31	06/21/23	927	1,064	—
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28	07/01/24	196	200	—
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26	07/18/24	1,416	1,419	0.1
MEGlobal Canada ULC, 5.00%, 05/18/25	03/16/23	1,393	1,396	0.1
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	05/25/22	581	604	—
Millicom International Cellular SA, 6.63%, 10/15/26	04/20/23	526	539	—
Millicom International Cellular SA, 5.13%, 01/15/28	06/14/23	327	350	—
Millicom International Cellular SA, 6.25%, 03/25/29	04/10/23	583	628	—
Minerva Luxembourg S.A., 4.38%, 03/18/31	05/30/23	1,212	1,332	0.1
Minsur S.A., 4.50%, 10/28/31	03/12/24	440	460	—
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	09/16/22	362	409	—
MV24 Capital B.V., 6.75%, 06/01/34	08/09/22	1,240	1,308	0.1
Network I2I Limited, 3.98% (callable at 100, 03/03/26)	07/19/24	382	388	—
Network I2I Limited, 5.65% (callable at 100, 01/15/25)	07/27/23	1,681	1,696	0.1
Office Cherifien Des Phosphates SA, 4.50%, 10/22/25	08/21/24	396	396	—
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	11/16/23	247	260	—
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	08/19/21	1,051	1,067	0.1
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls, 5.75%, 04/03/28	03/05/24	783	805	—
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer, 3.25%, 03/22/28	03/07/24	453	467	—
Periama Holdings, LLC, 5.95%, 04/19/26	07/18/24	498	499	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Petroleos del Peru - Petroperu S.A., 4.75%, 06/19/32	03/30/22	915	785	—
Petroleos del Peru - Petroperu S.A., 5.63%, 06/19/47	03/31/22	479	409	—
Prumo Participacoes E Investimentos SA, 7.50%, 12/31/31	02/02/24	1,327	1,346	0.1
PT Adaro Indonesia, 4.25%, 10/31/24	01/10/24	599	599	—
PT Bank Negara Indonesia (Persero), Tbk., 3.75%, 03/30/26	03/20/24	867	877	—
PT Freeport Indonesia, 4.76%, 04/14/27	07/30/24	494	502	—
PT Freeport Indonesia, 5.32%, 04/14/32	02/14/24	484	507	—
PT Pertamina (Persero), 1.40%, 02/09/26	04/25/24	947	957	—
PT. Indonesia Asahan Aluminium, 4.75%, 05/15/25	01/26/24	1,193	1,197	0.1
Reliance Industries Limited, 4.13%, 01/28/25	07/23/24	249	249	—
Rutas 2 And 7 Finance Ltd, 0.00%, 09/30/36	11/30/22	1,146	1,208	0.1
San Miguel Industrias Pet S.A., 3.50%, 08/02/28	05/21/24	175	183	—
Service Public Federal Chancellerie Du Premier Ministre, 0.90%, 06/22/29	04/22/20	895	866	—
Simpar Europe, 5.20%, 01/26/31	03/31/22	352	332	—
Unigel Luxembourg SA, 0.00%, 10/01/26	04/10/23	376	101	—
United Overseas Bank Limited, 1.75%, 03/16/31	02/10/23	1,187	1,243	0.1
United Overseas Bank Limited, 2.00%, 10/14/31	02/22/23	814	853	—
UPL Corporation Limited, 4.50%, 03/08/28	03/14/19	692	630	—
UPL Corporation Limited, 4.63%, 06/16/30	08/11/22	683	680	—
Vedanta Resources Limited, 13.88%, 12/09/28	03/01/19	1,230	1,342	0.1
		98,510	92,841	3.2

JNL/DoubleLine Core Fixed Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	7,625	January 2025	1,584,632	(2,859)	3,215
United States 5 Year Note	300	January 2025	32,932	(110)	33
United States Long Bond	750	December 2024	93,818	(516)	(677)
				(3,485)	2,571
Short Contracts
United States 10 Year Ultra Bond	(2,145)	December 2024	(254,301)	1,106	554
United States Ultra Bond	(35)	December 2024	(4,709)	27	51
				1,133	605

JNL/DoubleLine Core Fixed Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/ILS	GSC	10/18/24	ILS	(4,000)	(1,073)	4
USD/ILS	SSB	10/18/24	ILS	(2,276)	(611)	3
					(1,684)	7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Core Fixed Income Fund
Assets - Securities
Government And Agency Obligations	—	1,312,357	—	1,312,357
Corporate Bonds And Notes	—	726,296	—	726,296
Non-U.S. Government Agency Asset-Backed Securities	—	659,701	7,126	666,827
Senior Floating Rate Instruments	—	95,535	117	95,652
Common Stocks	—	—	17	17
Warrants	4	—	—	4
Short Term Investments	77,605	39,995	—	117,600
	77,609	2,833,884	7,260	2,918,753
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	3,853	—	—	3,853
Open Forward Foreign Currency Contracts	—	7	—	7
	3,853	7	—	3,860

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Core Fixed Income Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(677)	—	—	(677)
	(677)	—	—	(677)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/DoubleLine Emerging Markets Fixed Income Fund
CORPORATE BONDS AND NOTES 89.4%
Brazil 15.0%
Acu Petroleo Luxembourg S.a r.l.
7.50%, 07/13/35 (a)	6,802	6,812
Banco Do Brasil SA
8.75%, (10 Year Treasury + 4.40%), (100, 10/15/24) (a) (b) (c)	7,600	7,725
Banco do Estado do Rio Grande do Sul S/A.
5.38%, 01/28/31 (a)	3,000	2,942
Braskem Netherlands Finance B.V.
7.25%, 02/13/33 (a)	1,000	990
8.50%, 01/23/81 (a)	1,500	1,501
8.50%, 01/23/81 (d)	6,000	6,002
Cosan Overseas Limited
8.25%, (100, 2/5/2025) (a) (c)	7,900	8,058
CSN Resources S.A.
5.88%, 04/08/32 (a)	5,000	4,259
Guara Norte S.a r.l.
5.20%, 06/15/34 (a)	11,583	11,030
ITAU Unibanco Holding SA
4.63%, (100, 02/27/25) (a) (c)	1,000	974
LD Celulose International GmbH
7.95%, 01/26/32 (d)	3,500	3,590
Marfrig Holdings (Europe) B.V.
3.95%, 01/29/31 (a)	5,500	4,876
Minerva Luxembourg S.A.
4.38%, 03/18/31 (a)	1,700	1,510
4.38%, 03/18/31 (d)	4,000	3,552
8.88%, 09/13/33 (a)	1,900	2,073
8.88%, 09/13/33 (d)	2,000	2,182
Movida Europe S.A.
7.85%, 04/11/29 (a)	2,000	1,925
7.85%, 04/11/29 (d)	3,000	2,888
MV24 Capital B.V.
6.75%, 06/01/34 (a)	7,485	7,305
NBM US Holdings, Inc.
7.00%, 05/14/26 (a)	300	302
Prumo Participacoes E Investimentos SA
7.50%, 12/31/31 (a)	5,522	5,545
Simpar Europe
5.20%, 01/26/31 (a)	6,525	5,417
Unigel Luxembourg SA
0.00%, 10/01/26 (a) (e) (f)	900	227
		91,685
India 13.1%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (a)	4,600	4,151
3.87%, 07/22/31 (a)	900	782
Adani Energy Solutions Limited
4.00%, 08/03/26 (a)	3,800	3,686
4.25%, 05/21/36 (a)	5,964	5,220
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (a)	5,973	5,257
3.00%, 02/16/31 (d)	688	606
Adani Ports and Special Economic Zone Limited
4.00%, 07/30/27 (a)	2,600	2,489
4.20%, 08/04/27 (a)	6,000	5,790
4.38%, 07/03/29 (a)	800	756
3.10%, 02/02/31 (a)	3,800	3,218
Bharti Airtel Limited
4.38%, 06/10/25 (a)	200	199
JSW Energy Limited
4.13%, 05/18/31 (a)	6,232	5,691
JSW Hydro Energy Limited
4.13%, 05/18/31 (d)	1,216	1,110
JSW Infrastructure Limited
4.95%, 01/21/29 (a)	3,700	3,599
Network I2I Limited
3.98%, (100, 03/03/26) (a) (c)	900	873
5.65%, (100, 01/15/25) (a) (c)	11,000	10,975
Periama Holdings, LLC
5.95%, 04/19/26 (a)	6,700	6,683
Reliance Industries Limited
4.13%, 01/28/25 (a)	3,750	3,741
3.67%, 11/30/27 (a)	250	244
UPL Corporation Limited
4.50%, 03/08/28 (a)	1,191	1,072
4.63%, 06/16/30 (a)	7,300	6,206
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (d)	2,000	1,981
Vedanta Resources Limited
13.88%, 12/09/28 (a) (g)	6,110	6,232
		80,561
Peru 12.5%
Aby Transmision Sur S.A.
6.88%, 04/30/43 (d)	878	947
Banco de Credito del Peru
3.13%, 07/01/30 (a)	9,250	9,053
3.25%, 09/30/31 (a)	6,500	6,152
Banco Internacional Del Peru S.A.A. – Interbank
4.00%, 07/08/30 (a)	12,590	12,410
Compania de Minas Buenaventura S.A.A.
5.50%, 07/23/26 (a)	6,796	6,713
Fenix Power Peru S.A.
4.32%, 09/20/27 (a)	594	579
Hunt Oil USA, Inc.
6.38%, 06/01/28 (a)	709	711
Intergroup Financial Services Corp.
4.13%, 10/19/27 (a)	6,450	6,240
Kallpa Generacion S.A.
4.13%, 08/16/27 (a)	500	492
Lima Metro Line 2 Finance Limited
5.88%, 07/05/34 (a)	3,269	3,293
4.35%, 04/05/36 (a)	8,317	7,782
Minsur S.A.
4.50%, 10/28/31 (a)	3,000	2,759
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (a)	2,817	2,768
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls
5.75%, 04/03/28 (a)	4,147	4,171
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer
3.25%, 03/22/28 (a)	5,850	5,459
Petroleos del Peru - Petroperu S.A.
4.75%, 06/19/32 (a)	4,700	3,689
5.63%, 06/19/47 (a)	3,300	2,251
San Miguel Industrias Pet S.A.
3.50%, 08/02/28 (a)	1,200	1,097
		76,566
Mexico 11.7%
Alpha Holding, S.A. de C.V
0.00%, 02/10/25 (d) (e) (f)	292	2
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver
7.25%, 01/31/41 (d)	5,100	5,310
Banco Mercantil Del Norte S.A
6.63%, (100, 01/24/32) (a) (c)	2,300	2,136
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte
7.50%, (100, 06/27/29) (a) (c)	1,200	1,200
7.63%, (100, 01/10/28) (a) (c)	6,900	6,900
Banco Nacional De Comercio Exterior, S.N.C.
2.72%, 08/11/31 (a)	7,000	6,371
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
5.13%, 01/18/33 (a)	6,900	6,560
5.88%, 09/13/34 (a)	4,900	4,773
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (a)	2,900	2,284
Buffalo Energy Mexico Holding S A De C V
7.88%, 02/15/39 (d)	2,900	3,081
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (a) (c)	11,000	10,821
Cometa Energia SA de CV
6.38%, 04/24/35 (a)	1,484	1,501

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Comision Federal De Electricidad, E.P.E.
3.35%, 02/09/31 (a)	200	173
6.45%, 01/24/35 (d)	3,300	3,291
Credito Real, S.A.B. De C.V., Sofom, E.N.R.
0.00%, (100, 11/29/27) (a) (c) (e) (f) (h)	3,200	16
Docuformas, S.A.P.I. de C.V.
0.00%, 07/24/25 (d) (e) (f)	2,400	120
Electricidad Firme de Mexico Holdings, S.A. de C.V.
4.90%, 11/20/26 (a)	1,650	1,608
FEL Energy VI S.a r.l.
5.75%, 12/01/40 (a)	1,429	1,359
Fermaca Enterprises S. de R.L. de C.V.
6.38%, 03/30/38 (a)	367	365
Grupo Kuo, S.A.B. De C.V.
5.75%, 07/07/27 (a)	4,498	4,425
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (a)	2,352	2,348
Petroleos Mexicanos
6.75%, 09/21/47	7,650	5,470
Southern Copper Corporation
3.88%, 04/23/25	1,500	1,489
		71,603
Colombia 11.6%
AI Candelaria (Spain), S.L.U
7.50%, 12/15/28 (a)	2,633	2,593
5.75%, 06/15/33 (d)	4,000	3,271
5.75%, 06/15/33 (a)	8,519	6,966
Banco Davivienda S A
6.65%, (100, 04/22/31) (c) (d)	2,950	2,520
Banco De Bogota
6.25%, 05/12/26 (a)	500	502
Banco GNB Sudameris S.A.
7.50%, 04/16/31 (a)	800	773
Bancolombia SA
4.63%, 12/18/29	10,973	10,850
8.63%, 12/24/34	2,900	3,092
Canacol Energy Ltd.
5.75%, 11/24/28 (a)	6,070	3,250
Ecopetrol S.A.
6.88%, 04/29/30	2,000	2,003
4.63%, 11/02/31	5,150	4,406
5.88%, 05/28/45 - 11/02/51	11,540	8,422
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (a)	10,000	9,096
4.38%, 02/15/31 (a)	5,400	4,758
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (a)	1,203	1,206
Gran Tierra Energy Inc.
9.50%, 10/15/29 (d)	5,200	4,931
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (d)	200	178
TermoCandelaria Power SA
7.75%, 09/17/31 (d)	2,200	2,256
		71,073
Indonesia 6.4%
Medco Laurel Tree Pte. Ltd.
6.95%, 11/12/28 (a)	2,585	2,586
Medco Oak Tree Pte. Ltd.
7.38%, 05/14/26 (a)	7,185	7,284
PT Adaro Indonesia
4.25%, 10/31/24 (a)	5,000	4,988
PT Bank Negara Indonesia (Persero), Tbk.
3.75%, 03/30/26 (a)	5,200	5,066
PT Freeport Indonesia
4.76%, 04/14/27 (a)	6,400	6,431
5.32%, 04/14/32 (a)	3,100	3,143
PT Pertamina (Persero)
1.40%, 02/09/26 (a)	2,800	2,678
PT. Indonesia Asahan Aluminium
4.75%, 05/15/25 (a)	7,300	7,282
		39,458
Singapore 5.6%
DBS Group Holdings Ltd
1.82%, 03/10/31 (a)	8,900	8,548
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (a) (i)	11,200	10,864
1.83%, 09/10/30 (d) (i)	3,000	2,910
United Overseas Bank Limited
1.75%, 03/16/31 (a)	9,700	9,274
2.00%, 10/14/31 (a)	2,600	2,464
		34,060
Chile 3.8%
AES Andes SA
6.35%, 10/07/79 (a)	1,500	1,485
6.35%, 10/07/79 (d)	1,156	1,148
Agrosuper S.A.
4.60%, 01/20/32 (a)	1,850	1,696
Banco Del Estado De Chile
7.95%, (100, 05/02/29) (c) (d)	1,500	1,612
Cap S.A.
3.90%, 04/27/31 (a)	8,229	6,737
3.90%, 04/27/31 (d)	2,250	1,842
Cencosud S.A.
4.38%, 07/17/27 (a)	400	397
Chile Electricity PEC SpA
0.00%, 01/25/28 (a) (j)	692	568
0.00%, 01/25/28 (d) (j)	4,644	3,816
Empresa Electrica Angamos S.p.A.
4.88%, 05/25/29 (a)	1,260	1,128
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (a)	2,704	2,623
GNL Quintero S.A
4.63%, 07/31/29 (a)	118	117
		23,169
Paraguay 2.0%
Banco Continental S.A.E.C.A.
2.75%, 12/10/25 (a)	150	145
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (a) (j)	5,281	4,137
Frigorifico Concepcion S.A.
7.70%, 07/21/28 (a)	2,374	1,659
Rutas 2 And 7 Finance Ltd
0.00%, 09/30/36 (a) (j)	8,818	6,343
		12,284
Guatemala 1.9%
Banco Industrial S.A.
4.88%, 01/29/31 (a)	4,800	4,709
CT Trust
5.13%, 02/03/32 (a)	5,000	4,578
Energuate Trust
5.88%, 05/03/27 (a)	2,300	2,263
		11,550
United States of America 1.8%
Freeport-McMoRan Inc.
4.38%, 08/01/28	1,200	1,190
5.25%, 09/01/29	700	711
4.63%, 08/01/30	600	596
Millicom International Cellular SA
6.63%, 10/15/26 (a)	4,050	4,040
5.13%, 01/15/28 (a)	1,170	1,138
6.25%, 03/25/29 (a)	3,467	3,454
		11,129
Kuwait 1.1%
EQUATE Petrochemical B.V.
4.25%, 11/03/26 (a)	200	197
MEGlobal Canada ULC
5.00%, 05/18/25 (a)	6,400	6,383
		6,580
Panama 0.9%
Banco Nacional De Panama
2.50%, 08/11/30 (a)	300	248
Global Bank Corporation
5.25%, 04/16/29 (a)	3,500	3,430

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Multibank, Inc.
7.75%, 02/03/28 (d)	1,500	1,559
		5,237
Dominican Republic 0.8%
Aeropuertos Dominicanos Siglo XXI
7.00%, 06/30/34 (d)	200	209
AES Andres B.V.
5.70%, 05/04/28 (d)	5,200	4,969
		5,178
Vietnam 0.8%
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (a)	5,017	4,863
Morocco 0.2%
Office Cherifien Des Phosphates SA
4.50%, 10/22/25 (a)	1,460	1,446
South Africa 0.2%
Sasol Financing USA LLC
4.38%, 09/18/26	1,000	971
Jamaica 0.0%
Digicel Group Holdings Limited
0.00%, 12/31/30 (d) (j) (k)	1,163	61
Total Corporate Bonds And Notes (cost $550,752)		547,474
GOVERNMENT AND AGENCY OBLIGATIONS 8.9%
Mexico 3.3%
Gobierno Federal de los Estados Unidos Mexicanos
5.00%, 04/27/51	1,400	1,185
4.40%, 02/12/52	6,600	5,079
6.34%, 05/04/53	14,000	13,952
		20,216
Colombia 2.1%
Departamento Administrativo De La Presidencia De La Republica
3.88%, 04/25/27	1,000	965
5.00%, 06/15/45	13,000	9,571
4.13%, 05/15/51	4,000	2,525
		13,061
Panama 1.8%
Government of the Republic of Panama
3.88%, 03/17/28	400	386
2.25%, 09/29/32	5,000	3,875
3.87%, 07/23/60	11,300	7,119
		11,380
South Africa 1.0%
South Africa, Parliament of
4.30%, 10/12/28	6,200	5,998
Guatemala 0.6%
Gobierno de la Republica de Guatemala
4.38%, 06/05/27 (a)	1,200	1,172
4.88%, 02/13/28 (a)	2,200	2,167
5.25%, 08/10/29 (a)	200	198
		3,537
Paraguay 0.1%
Gobierno de La Republica del Paraguay
4.70%, 03/27/27 (a)	400	399
Total Government And Agency Obligations (cost $66,855)		54,591
COMMON STOCKS 0.0%
United States of America 0.0%
New Cotai LLC (e) (k)	—	—
Total Common Stocks (cost $0)		—
SHORT TERM INVESTMENTS 1.4%
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 4.82% (l) (m)	5,376	5,376
Securities Lending Collateral 0.5%
JNL Government Money Market Fund - Class SL, 4.92% (l) (m)	3,081	3,081
Total Short Term Investments (cost $8,457)		8,457
Total Investments 99.7% (cost $626,064)		610,522
Other Assets and Liabilities, Net 0.3%		2,096
Total Net Assets 100.0%		612,618

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2024, the value and the percentage of net assets of these securities was $65,944 and 10.8% of the Fund.

(e) Non-income producing security.

(f) As of September 30, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(i) Convertible security.

(j) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/DoubleLine Emerging Markets Fixed Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	1,270	165,458	161,352	151	—	—	5,376	0.9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/DoubleLine Emerging Markets Fixed Income Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.92% - Class SL	4,487	18,523	19,929	69	—	—	3,081	0.5
	5,757	183,981	181,281	220	—	—	8,457	1.4

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Acu Petroleo Luxembourg S.a r.l., 7.50%, 07/13/35	04/04/24	6,577	6,812	1.1
Adani Electricity Mumbai Limited, 3.95%, 02/12/30	01/10/23	3,735	4,151	0.7
Adani Electricity Mumbai Limited, 3.87%, 07/22/31	09/22/23	653	782	0.1
Adani Energy Solutions Limited, 4.00%, 08/03/26	06/01/23	3,572	3,686	0.6
Adani Energy Solutions Limited, 4.25%, 05/21/36	08/03/23	4,715	5,220	0.9
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	06/09/21	5,745	5,257	0.9
Adani Ports and Special Economic Zone Limited, 4.00%, 07/30/27	12/14/21	2,589	2,489	0.4
Adani Ports and Special Economic Zone Limited, 4.20%, 08/04/27	03/13/24	5,649	5,790	0.9
Adani Ports and Special Economic Zone Limited, 4.38%, 07/03/29	05/19/21	810	756	0.1
Adani Ports and Special Economic Zone Limited, 3.10%, 02/02/31	06/02/21	3,530	3,218	0.5
AES Andes SA, 6.35%, 10/07/79	11/18/19	1,502	1,485	0.2
Agrosuper S.A., 4.60%, 01/20/32	09/21/23	1,525	1,696	0.3
AI Candelaria (Spain), S.L.U, 7.50%, 12/15/28	03/29/22	2,486	2,593	0.4
AI Candelaria (Spain), S.L.U, 5.75%, 06/15/33	03/31/22	6,896	6,966	1.1
Banco Continental S.A.E.C.A., 2.75%, 12/10/25	09/11/24	145	145	—
Banco De Bogota, 6.25%, 05/12/26	05/08/24	495	502	0.1
Banco de Credito del Peru, 3.13%, 07/01/30	12/07/20	8,838	9,053	1.5
Banco de Credito del Peru, 3.25%, 09/30/31	01/31/23	6,030	6,152	1.0
Banco Do Brasil SA, 8.75% (callable at 100, 10/15/24)	06/04/18	6,481	7,725	1.3
Banco do Estado do Rio Grande do Sul S/A., 5.38%, 01/28/31	05/06/21	2,983	2,942	0.5
Banco GNB Sudameris S.A., 7.50%, 04/16/31	09/16/22	643	773	0.1
Banco Industrial S.A., 4.88%, 01/29/31	01/18/23	4,544	4,709	0.8
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	12/01/20	12,220	12,410	2.0
Banco Mercantil Del Norte S.A, 6.63% (callable at 100, 01/24/32)	09/07/22	1,916	2,136	0.3
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50% (callable at 100, 06/27/29)	09/25/19	1,170	1,200	0.2
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	08/21/18	6,807	6,900	1.1
Banco Nacional De Comercio Exterior, S.N.C., 2.72%, 08/11/31	08/11/22	6,073	6,371	1.0
Banco Nacional De Panama, 2.50%, 08/11/30	07/16/24	236	248	—
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico, 5.13%, 01/18/33	07/08/22	6,130	6,560	1.1
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico, 5.88%, 09/13/34	07/06/22	4,452	4,773	0.8
Bharti Airtel Limited, 4.38%, 06/10/25	04/11/24	198	199	—
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	08/25/22	3,881	4,137	0.7
Braskem Idesa, S.A.P.I., 6.99%, 02/20/32	08/22/22	2,315	2,284	0.4
Braskem Netherlands Finance B.V., 7.25%, 02/13/33	11/27/23	925	990	0.2
Braskem Netherlands Finance B.V., 8.50%, 01/23/81	12/22/22	1,462	1,501	0.2
Canacol Energy Ltd., 5.75%, 11/24/28	09/25/23	5,032	3,250	0.5
Cap S.A., 3.90%, 04/27/31	12/10/21	7,307	6,737	1.1
CEMEX S.A.B. de C.V., 5.13% (callable at 100, 06/08/26)	09/08/22	10,037	10,821	1.8
Cencosud S.A., 4.38%, 07/17/27	08/14/24	390	397	0.1
Chile Electricity PEC SpA, 0.00%, 01/25/28	05/23/23	569	568	0.1
Cometa Energia SA de CV, 6.38%, 04/24/35	01/23/24	1,441	1,501	0.2
Comision Federal De Electricidad, E.P.E., 3.35%, 02/09/31	03/22/24	170	173	—
Compania de Minas Buenaventura S.A.A., 5.50%, 07/23/26	11/22/23	6,486	6,713	1.1
Cosan Overseas Limited, 8.25% (callable at 100, 2/5/2025)	01/24/23	7,896	8,058	1.3
Credito Real, S.A.B. De C.V., Sofom, E.N.R., 0.00% (callable at 100, 11/29/27)	08/01/18	3,123	16	—
CSN Resources S.A., 5.88%, 04/08/32	08/14/23	4,184	4,259	0.7
CT Trust, 5.13%, 02/03/32	03/02/23	4,065	4,578	0.7
DBS Group Holdings Ltd, 1.82%, 03/10/31	10/22/21	8,627	8,548	1.4
Electricidad Firme de Mexico Holdings, S.A. de C.V., 4.90%, 11/20/26	06/24/24	1,572	1,608	0.3
Empresa Electrica Angamos S.p.A., 4.88%, 05/25/29	05/24/18	1,266	1,128	0.2
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	12/09/20	2,752	2,623	0.4
Empresas Publicas de Medellin E.S.P., 4.25%, 07/18/29	06/03/21	9,541	9,096	1.5
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	05/18/21	5,221	4,758	0.8
Energuate Trust, 5.88%, 05/03/27	05/28/24	2,229	2,263	0.4
EQUATE Petrochemical B.V., 4.25%, 11/03/26	07/25/24	195	197	—
FEL Energy VI S.a r.l., 5.75%, 12/01/40	02/12/24	1,286	1,359	0.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Fenix Power Peru S.A., 4.32%, 09/20/27	05/24/21	599	579	0.1
Fermaca Enterprises S. de R.L. de C.V., 6.38%, 03/30/38	01/23/24	356	365	0.1
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	1,196	1,206	0.2
Frigorifico Concepcion S.A., 7.70%, 07/21/28	04/28/23	1,936	1,659	0.3
Global Bank Corporation, 5.25%, 04/16/29	04/04/23	3,231	3,430	0.6
GNL Quintero S.A, 4.63%, 07/31/29	03/19/24	115	117	—
Gobierno de la Republica de Guatemala, 4.38%, 06/05/27	05/21/24	1,156	1,172	0.2
Gobierno de la Republica de Guatemala, 4.88%, 02/13/28	07/24/24	2,134	2,167	0.4
Gobierno de la Republica de Guatemala, 5.25%, 08/10/29	08/14/24	196	198	—
Gobierno de La Republica del Paraguay, 4.70%, 03/27/27	07/24/24	393	399	0.1
Grupo Kuo, S.A.B. De C.V., 5.75%, 07/07/27	03/15/24	4,331	4,425	0.7
Guara Norte S.a r.l., 5.20%, 06/15/34	12/14/22	10,360	11,030	1.8
Hunt Oil USA, Inc., 6.38%, 06/01/28	07/02/24	707	711	0.1
Intergroup Financial Services Corp., 4.13%, 10/19/27	12/01/23	6,046	6,240	1.0
ITAU Unibanco Holding SA, 4.63% (callable at 100, 02/27/25)	10/06/23	818	974	0.2
JSW Energy Limited, 4.13%, 05/18/31	03/15/23	5,518	5,691	0.9
JSW Infrastructure Limited, 4.95%, 01/21/29	08/12/24	3,540	3,599	0.6
Kallpa Generacion S.A., 4.13%, 08/16/27	10/27/23	464	492	0.1
Lima Metro Line 2 Finance Limited, 5.88%, 07/05/34	06/15/23	3,220	3,293	0.5
Lima Metro Line 2 Finance Limited, 4.35%, 04/05/36	04/26/24	7,525	7,782	1.3
Marfrig Holdings (Europe) B.V., 3.95%, 01/29/31	07/12/23	4,223	4,876	0.8
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28	07/01/24	2,550	2,586	0.4
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26	07/17/24	7,265	7,284	1.2
MEGlobal Canada ULC, 5.00%, 05/18/25	03/16/23	6,376	6,383	1.0
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	05/26/22	2,280	2,348	0.4
Millicom International Cellular SA, 6.63%, 10/15/26	04/11/23	3,959	4,040	0.7
Millicom International Cellular SA, 5.13%, 01/15/28	06/14/23	1,063	1,138	0.2
Millicom International Cellular SA, 6.25%, 03/25/29	02/21/23	3,213	3,454	0.6
Minerva Luxembourg S.A., 4.38%, 03/18/31	11/16/23	1,370	1,510	0.2
Minerva Luxembourg S.A., 8.88%, 09/13/33	11/17/23	1,907	2,073	0.3
Minsur S.A., 4.50%, 10/28/31	02/22/24	2,645	2,759	0.5
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	09/16/22	4,657	4,863	0.8
Movida Europe S.A., 7.85%, 04/11/29	07/10/24	1,891	1,925	0.3
MV24 Capital B.V., 6.75%, 06/01/34	08/09/22	6,900	7,305	1.2
NBM US Holdings, Inc., 7.00%, 05/14/26	05/24/23	292	302	0.1
Network I2I Limited, 3.98% (callable at 100, 03/03/26)	07/19/24	860	873	0.1
Network I2I Limited, 5.65% (callable at 100, 01/15/25)	01/20/23	10,907	10,975	1.8
Office Cherifien Des Phosphates SA, 4.50%, 10/22/25	08/21/24	1,446	1,446	0.2
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	06/03/21	2,690	2,768	0.5
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	02/27/23	10,538	10,864	1.8
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls, 5.75%, 04/03/28	03/05/24	4,068	4,171	0.7
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer, 3.25%, 03/22/28	03/07/24	5,345	5,459	0.9
Periama Holdings, LLC, 5.95%, 04/19/26	07/16/24	6,667	6,683	1.1
Petroleos del Peru - Petroperu S.A., 4.75%, 06/19/32	03/30/22	4,306	3,689	0.6
Petroleos del Peru - Petroperu S.A., 5.63%, 06/19/47	03/31/22	2,458	2,251	0.4
Prumo Participacoes E Investimentos SA, 7.50%, 12/31/31	02/02/24	5,483	5,545	0.9
PT Adaro Indonesia, 4.25%, 10/31/24	01/10/24	4,990	4,988	0.8
PT Bank Negara Indonesia (Persero), Tbk., 3.75%, 03/30/26	03/20/24	5,010	5,066	0.8
PT Freeport Indonesia, 4.76%, 04/14/27	02/20/24	6,277	6,431	1.1
PT Freeport Indonesia, 5.32%, 04/14/32	11/16/23	2,990	3,143	0.5
PT Pertamina (Persero), 1.40%, 02/09/26	04/25/24	2,651	2,678	0.4
PT. Indonesia Asahan Aluminium, 4.75%, 05/15/25	01/26/24	7,253	7,282	1.2
Reliance Industries Limited, 4.13%, 01/28/25	03/11/24	3,731	3,741	0.6
Reliance Industries Limited, 3.67%, 11/30/27	02/20/24	238	244	—
Rutas 2 And 7 Finance Ltd, 0.00%, 09/30/36	08/09/22	6,067	6,343	1.0
San Miguel Industrias Pet S.A., 3.50%, 08/02/28	05/21/24	1,048	1,097	0.2
Simpar Europe, 5.20%, 01/26/31	03/31/22	5,548	5,417	0.9
Unigel Luxembourg SA, 0.00%, 10/01/26	04/10/23	847	227	—
United Overseas Bank Limited, 1.75%, 03/16/31	04/29/21	9,242	9,274	1.5
United Overseas Bank Limited, 2.00%, 10/14/31	03/01/23	2,381	2,464	0.4
UPL Corporation Limited, 4.50%, 03/08/28	07/22/22	1,039	1,072	0.2
UPL Corporation Limited, 4.63%, 06/16/30	07/06/22	6,240	6,206	1.0
Vedanta Resources Limited, 13.88%, 12/09/28	06/06/18	5,740	6,232	1.0
		441,809	446,266	72.8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Emerging Markets Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	547,413	61	547,474
Government And Agency Obligations	—	54,591	—	54,591
Common Stocks	—	—	—	—
Short Term Investments	8,457	—	—	8,457
	8,457	602,004	61	610,522

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 44.5%
Affirm Asset Securitization Trust 2022-X1
Series 2023-A-X1, 7.11%, 11/15/28	2,081	2,089
Affirm Asset Securitization Trust 2024-A
Series 2024-A-A, 5.61%, 09/15/26	5,500	5,562
Affirm Asset Securitization Trust 2024-B
Series 2024-B-B, 4.88%, 04/15/27	3,000	3,004
Affirm Asset Securitization Trust 2024-X1
Series 2024-A-X1, 6.27%, 07/15/25	1,843	1,851
AJAX Mortgage Loan Trust 2021-C
Series 2021-A-C, 2.12%, 01/25/61 (a)	972	967
Aligned Data Centers Issuer, LLC
Series 2021-A2-1A, 1.94%, 08/17/26	2,000	1,898
Alternative Loan Trust 2006-19CB
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	763	457
Alternative Loan Trust 2006-29T1
Series 2006-2A6-29T1, REMIC, 6.50%, 10/25/36	655	401
Alternative Loan Trust 2006-OC8
Series 2006-1A2-OC8, REMIC, 5.29%, (1 Month Term SOFR + 0.43%), 11/25/36 (a) (b)	851	786
Alternative Loan Trust 2007-12T1
Series 2007-A6-12T1, REMIC, 6.00%, 06/25/37	4,205	1,919
Alternative Loan Trust 2007-23CB
Series 2007-A5-23CB, REMIC, 6.50%, 09/25/37	5,707	3,063
American Home Mortgage Investment Trust 2004-3
Series 2004-M1-2, REMIC, 5.87%, (1 Month Term SOFR + 1.01%), 02/25/44 (a) (b)	1,982	1,934
Anchorage Capital CLO 19, Ltd.
Series 2021-A-19A, 6.77%, (3 Month Term SOFR + 1.47%), 10/16/34 (b)	7,000	7,003
Angel Oak Mortgage Trust 2020-6
Series 2020-A3-6, REMIC, 1.78%, 05/25/65	563	517
Angel Oak Mortgage Trust 2021-7
Series 2021-A1-7, REMIC, 1.98%, 11/25/25	3,272	2,841
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Interest Only, Series 2020-XA-MF1, REMIC, 1.06%, 05/15/53 (b)	24,027	961
Arbor Multifamily Mortgage Securities Trust 2021-Mf2
Interest Only, Series 2021-XA-MF2, REMIC, 1.22%, 06/15/54 (b)	50,953	2,723
Arbor Realty Collateralized Loan Obligation Ltd
Series 2022-A-FL1, 6.79%, (SOFR 30-Day Average + 1.45%), 01/15/37 (b)	4,116	4,106
Arbor Realty Commercial Real Estate Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 6.28%, (1 Month Term SOFR + 1.18%), 08/15/34 (b)	3,661	3,643
Arbor Realty Commercial Real Estate Notes 2022-Fl2, LLC
Series 2022-A-FL2, 6.95%, (1 Month Term SOFR + 1.85%), 05/15/37 (b)	4,228	4,226
Argentina, Republic of
Series 2022-A-CRE6, 6.59%, (SOFR 30-Day Average + 1.25%), 01/21/37 (b)	1,021	1,014
Arroyo Mortgage Trust 2019-3
Series 2019-A3-3, REMIC, 3.42%, 12/25/25 (b)	828	774
Atlas Senior Loan Fund XVI, Ltd.
Series 2018-B-11A, 7.19%, (3 Month Term SOFR + 1.91%), 07/28/31 (b) (c)	2,000	2,002
Avant Loans Funding Trust 2024-REV1
Series 2024-A-REV1, 5.92%, 10/15/33	3,500	3,545
Bain Capital Credit CLO 2022-3, Limited
Series 2022-B-3A, 7.29%, (3 Month Term SOFR + 2.00%), 07/17/35 (b)	10,500	10,511
Banc of America Alternative Loan Trust 2006-3
Series 2005-2CB1-10, REMIC, 6.00%, 11/25/35	257	230
Banc of America Funding 2006-D Trust
Series 2006-A1-D, REMIC, 3.97%, 05/20/36 (b)	1,709	1,488
Bank 2017-BNK4
Interest Only, Series 2017-XA-BNK4, REMIC, 1.49%, 05/17/50 (b)	12,716	319
Bank 2021-BNK36
Interest Only, Series 2021-XA-BN36, REMIC, 1.00%, 09/17/64 (b)	79,195	2,855
Battalion CLO XI Ltd.
Series 2017-AR-11A, 6.69%, (3 Month Term SOFR + 1.41%), 04/24/34 (b)	8,000	8,008
Battalion CLO XX Ltd.
Series 2021-A-20A, 6.74%, (3 Month Term SOFR + 1.44%), 07/17/34 (b)	1,500	1,503
Battalion CLO XXIII Ltd.
Series 2022-A1R-23A, 6.56%, (3 Month Term SOFR + 1.42%), 10/15/37 (b)	5,000	5,003
BBCMS 2018-TALL Mortgage Trust
Series 2018-F-TALL, REMIC, 8.53%, (1 Month Term SOFR + 3.43%), 03/16/37 (a) (b)	4,000	2,769
BBCMS 2019-BWAY Mortgage Trust
Series 2019-E-BWAY, REMIC, 8.06%, (1 Month Term SOFR + 2.96%), 11/15/34 (b)	2,715	27
BBCMS Mortgage Trust 2017-C1
Interest Only, Series 2017-XA-C1, REMIC, 1.61%, 02/17/50 (b)	18,378	483
BBCMS Mortgage Trust 2021-C10
Interest Only, Series 2021-XB-C10, REMIC, 1.13%, 07/17/54 (b)	26,096	1,431
Interest Only, Series 2021-XD-C10, REMIC, 1.80%, 07/17/54 (b)	16,250	1,433
BB-UBS Trust
Series 2012-TE-TFT, REMIC, 3.68%, 06/07/30 (b)	2,482	2,450
BDS 2021-FL10 Ltd
Series 2021-A-FL10, 6.48%, (1 Month Term SOFR + 1.46%), 12/18/36 (b)	3,278	3,268
BDS 2024-FL13 LLC
Series 2024-A-FL13, 6.93%, (1 Month Term SOFR + 1.65%), 06/19/29 (b)	3,600	3,598
BDS Ltd
Series 2021-A-FL9, 6.20%, (1 Month Term SOFR + 1.18%), 11/18/38 (b)	1,373	1,364
Bear Stearns ARM Trust 2007-1
Series 2007-4A1-1, REMIC, 6.45%, 02/25/47 (b)	5,969	5,143
Benchmark 2020-B22 Mortgage Trust
Interest Only, Series 2020-XA-B22, REMIC, 1.62%, 01/16/54 (b)	30,413	2,192
BFLD 2024-VICT Mortgage Trust
Series 2024-A-VICT, REMIC, 6.99%, (1 Month Term SOFR + 1.89%), 07/15/26 (b)	1,750	1,750
BMO 2024-5C5 Mortgage Trust
Interest Only, Series 2024-XA-5C5, REMIC, 1.39%, 08/17/57 (b)	50,368	2,437
Bridgecrest Lending Auto Securitization Trust 2024-2
Series 2024-A2-2, 5.78%, 04/15/25	2,786	2,795
BRSP 2021-FL1, Ltd.
Series 2021-A-FL1, 6.23%, (1 Month Term SOFR + 1.26%), 08/19/38 (a) (b)	3,563	3,547
Series 2021-AS-FL1, 6.68%, (1 Month Term SOFR + 1.71%), 08/19/38 (a) (b)	4,812	4,751
BRSP Ltd
Series 2024-A-FL2, 6.91%, (1 Month Term SOFR + 1.95%), 08/19/27 (b)	3,078	3,071
BSPRT 2021-FL6 Issuer, Ltd.
Series 2021-A-FL6, 6.31%, (1 Month Term SOFR + 1.21%), 03/17/36 (b)	573	570
BSPRT 2021-FL7 Issuer, Ltd.
Series 2021-B-FL7, 7.26%, (1 Month Term SOFR + 2.16%), 12/15/38 (b)	2,000	1,983
BSPRT 2022-FL8 Issuer, Ltd.
Series 2022-A-FL8, 6.84%, (SOFR 30-Day Average + 1.50%), 02/17/37 (a) (b)	4,032	4,016
BSPRT 2023-FL10 Issuer LLC
Series 2023-AS-FL10, 7.96%, (1 Month Term SOFR + 2.86%), 09/17/35 (a) (b)	3,710	3,728

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-A-VKNG, REMIC, 6.14%, (1 Month Term SOFR + 1.04%), 10/15/25 (b)	3,385	3,377
BX Commercial Mortgage Trust 2021-CIP
Series 2021-A-CIP, REMIC, 6.13%, (1 Month Term SOFR + 1.04%), 12/15/26 (b)	2,357	2,341
BX Commercial Mortgage Trust 2021-XL2
Series 2021-A-XL2, REMIC, 5.90%, (1 Month Term SOFR + 0.80%), 10/15/38 (b)	3,185	3,160
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 6.11%, (1 Month Term SOFR + 1.01%), 02/15/39 (b)	2,278	2,265
BX Trust 2022-PSB
Series 2022-A-PSB, REMIC, 7.55%, (1 Month Term SOFR + 2.45%), 08/15/39 (b)	2,458	2,464
BX Trust 2024-VLT4
Series 2024-A-VLT4, REMIC, 6.59%, (1 Month Term SOFR + 1.49%), 06/15/26 (b)	2,406	2,406
BXMT 2020-FL2, Ltd.
Series 2020-A-FL2, REMIC, 6.10%, (1 Month Term SOFR + 1.01%), 02/18/38 (a) (b)	2,399	2,343
BXMT 2020-FL3 Ltd
Series 2020-A-FL3, 6.60%, (1 Month Term SOFR + 1.51%), 11/18/37 (b)	3,106	3,055
CAL Funding IV Ltd.
Series 2020-A-1A, REMIC, 2.22%, 03/27/28	1,980	1,851
Carbon Capital VI Commercial Mortgage 2017-FL1 Tru
Series 2019-B-FL2, REMIC, 8.06%, (1 Month Term SOFR + 2.96%), 10/15/35 (b)	1,752	1,022
Carlyle US CLO 2023-3 Ltd
Series 2023-B-3A, 7.90%, (3 Month Term SOFR + 2.60%), 10/15/36 (b)	4,275	4,344
Carrington Mortgage Loan Trust, Series 2006-NC4
Series 2006-A3-NC4, REMIC, 5.13%, (1 Month Term SOFR + 0.27%), 07/25/36 (a) (b)	1,379	1,348
Carval CLO X-C Ltd.
Series 2024-A-2A, 6.75%, (3 Month Term SOFR + 1.46%), 07/20/37 (b)	2,000	2,009
Carvana Auto Receivables Trust 2020-P1
Series 2020-D-P1, 1.82%, 09/08/25	1,300	1,242
Carvana Auto Receivables Trust 2023-N3
Series 2023-A-N3, REMIC, 6.41%, 08/10/25	2,150	2,163
Carvana Auto Receivables Trust 2024-P1
Series 2024-A2-P1, 5.50%, 12/10/25	1,873	1,877
Carvana Auto Receivables Trust 2024-P3
Series 2024-A4-P3, 4.31%, 05/10/29	4,100	4,089
Castlelake Aircraft Structured Trust 2019-1
Series 2019-A-1A, 3.97%, 04/15/26 (a)	1,800	1,665
CBAM 2017-1 Ltd
Series 2017-B-1A, 7.34%, (3 Month Term SOFR + 2.06%), 07/22/30 (b)	1,000	1,001
CBAM 2017-2 Ltd
Series 2017-AR-2A, 6.74%, (3 Month Term SOFR + 1.45%), 07/17/34 (b)	5,000	5,002
CD 2017-CD4 Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.37%, 05/12/50 (b)	14,078	351
Cedar Funding IX CLO Ltd
Series 2018-AR-9A, 6.71%, (3 Month Term SOFR + 1.42%), 07/20/37 (b)	10,000	10,001
CEDR Commercial Mortgage Trust 2022-SNAI
Series 2022-A-SNAI, REMIC, 6.08%, (1 Month Term SOFR + 0.99%), 02/15/39 (b)	1,820	1,763
CFCRE 2016-C4 Mortgage Trust
Interest Only, Series 2016-XA-C4, REMIC, 1.73%, 05/10/58 (b)	12,045	178
Chase Auto Owner Trust 2024-5
Series 2024-A4-5A, 4.15%, 03/25/30	3,200	3,190
CHL Mortgage Pass-Through Trust 2007-HY3
Series 2007-A19-10, REMIC, 6.00%, 07/25/37	2,835	1,382
Citigroup Commercial Mortgage Trust 2015-GC27
Series 2015-C-GC27, REMIC, 4.55%, 01/10/25 (b)	1,520	1,470
Citigroup Commercial Mortgage Trust 2016-GC36
Interest Only, Series 2016-XA-GC36, REMIC, 1.36%, 02/12/49 (b)	3,690	40
Citigroup Commercial Mortgage Trust 2016-GC37
Interest Only, Series 2016-XA-GC37, REMIC, 1.81%, 04/12/49 (b)	3,164	53
Citigroup Commercial Mortgage Trust 2016-P3
Series 2016-A4-P3, REMIC, 3.33%, 02/18/26	3,745	3,663
Interest Only, Series 2016-XA-P3, REMIC, 1.81%, 04/16/49 (b)	5,919	81
Citigroup Commercial Mortgage Trust 2016-P5
Interest Only, Series 2016-XA-P5, REMIC, 1.51%, 10/13/49 (b)	8,788	167
Citigroup Commercial Mortgage Trust 2017-P7
Interest Only, Series 2017-XA-P7, REMIC, 1.24%, 04/15/50 (b)	10,806	219
Citigroup Mortgage Loan Trust 2014-6
Series 2014-2A2-6, REMIC, 4.75%, (1 Month Term SOFR + 0.31%), 04/26/38 (a) (b)	11,514	10,541
Citimortgage Alternative Loan Trust, Series 2006-A3
Series 2006-1A13-A3, REMIC, 6.00%, 07/25/36	555	512
CMALT (Citimortgage Alternative Loan Trust), Series 2007-A6
Series 2007-1A16-A6, REMIC, 6.00%, 06/25/37	817	737
Cologix Data Centers US Issuer LLC
Series 2021-A2-1A, 3.30%, 12/28/26	3,000	2,845
COLT 2021-RPL1 Trust
Series 2021-A1-RPL1, REMIC, 1.67%, 09/25/61	3,156	2,845
COLT 2022-2 Mortgage Loan Trust
Series 2022-A1-2, REMIC, 2.99%, 02/25/67 (a)	3,497	3,325
COMM 2013-CCRE12 Mortgage Trust
Interest Only, Series 2013-XA-CR12, REMIC, 0.74%, 10/15/46 (b)	2,303	13
COMM 2014-CCRE16 Mortgage Trust
Series 2014-C-CR16, REMIC, 4.87%, 04/12/47 (b)	1,000	901
COMM 2014-UBS3 Mortgage Trust
Interest Only, Series 2014-XA-UBS3, REMIC, 0.78%, 06/12/47 (b)	2,272	11
COMM 2015-CCRE25 Mortgage Trust
Interest Only, Series 2015-XA-CR25, REMIC, 0.93%, 08/12/48 (b)	17,596	70
COMM 2015-CCRE26 Mortgage Trust
Interest Only, Series 2015-XA-CR26, REMIC, 1.04%, 10/13/48 (b)	4,218	18
COMM 2015-CCRE27 Mortgage Trust
Interest Only, Series 2015-XA-CR27, REMIC, 1.05%, 10/13/48 (b)	9,707	58
COMM 2015-LC21 Mortgage Trust
Series 2015-B-LC21, REMIC, 4.46%, 06/12/25 (b)	2,642	2,589
Interest Only, Series 2015-XA-LC21, REMIC, 0.75%, 07/10/48 (b)	14,821	31
COMM 2018-HCLV Mortgage Trust
Series 2018-D-HCLV, REMIC, 7.57%, (1 Month Term SOFR + 2.47%), 09/15/33 (b)	197	88
Commonbond Student Loan Trust 2016-A
Series 2016-A1-A, REMIC, 3.32%, 05/25/40	241	234
Compass Datacenters Issuer II, LLC
Series 2024-A1-1A, 5.25%, 02/26/29	5,500	5,560
CQS US CLO 2021-1 Ltd
Series 2021-A-1A, 6.76%, (3 Month Term SOFR + 1.48%), 01/22/35 (b)	6,000	6,002
Series 2021-B-1A, 7.42%, (3 Month Term SOFR + 2.14%), 01/22/35 (b)	3,400	3,406
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	418	281
Crown City CLO
Series 2021-A1A-1A, 6.71%, (3 Month Term SOFR + 1.43%), 07/20/34 (b)	3,000	3,003
CSMC 2020-SPT1 Trust
Series 2020-A3-SPT1, REMIC, 3.73%, 04/25/65 (a) (b)	500	487
CWMBS, Inc.
Series 2006-A1-OA2, REMIC, 5.50%, (1 Month Term SOFR + 0.53%), 05/20/46 (a) (b)	1,394	1,206

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
DBCG 2017-BBG Mortgage Trust
Series 2017-A-BBG, REMIC, 8.50%, (Prime + 0.00%), 06/15/34 (b)	2,378	2,382
DBJPM 2016-C1 Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.51%, 05/12/49 (b)	11,144	141
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-2
Series 2007-2A1-2, REMIC, 5.27%, (1 Month Term SOFR + 0.41%), 09/25/47 (a) (b)	804	696
Domino's Pizza, Inc.
Series 2015-A2II-1A, 4.47%, 10/25/25	2,597	2,582
Series 2017-A23-1A, 4.12%, 07/26/27	1,880	1,846
Elmwood CLO II Ltd
Series 2019-AR-2A, 6.69%, (3 Month Term SOFR + 1.41%), 04/20/34 (b)	5,000	5,005
Exeter Automobile Receivables Trust 2021-1
Series 2021-D-1A, 1.08%, 11/16/26	701	691
Series 2021-E-1A, 2.21%, 02/15/28	3,350	3,260
Exeter Automobile Receivables Trust 2021-4
Series 2021-D-4A, 1.96%, 03/15/25	3,000	2,915
Exeter Automobile Receivables Trust 2023-5
Series 2023-A2-5A, 6.20%, 04/15/26	858	858
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 6.29%, (1 Month Term SOFR + 1.19%), 07/15/38 (b)	3,591	3,584
First Franklin Mortgage Loan Trust 2004-FF10 Asset-Backed Certificates, Series 2004-FF10
Series 2005-A6M-FF10, REMIC, 5.67%, (1 Month Term SOFR + 0.81%), 11/25/35 (a) (b)	908	867
FS Rialto 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 6.43%, (1 Month Term SOFR + 1.33%), 05/18/38 (a) (b)	3,453	3,439
FS Rialto 2021-FL3 Issuer, Ltd.
Series 2021-A-FL3, 6.46%, (1 Month Term SOFR + 1.36%), 11/18/36 (b)	4,140	4,114
Galaxy XXII CLO Ltd
Series 2016-ARR-22A, 6.75%, (3 Month Term SOFR + 1.46%), 04/17/34 (b)	8,000	8,000
GCAT 2021-NQM4 TRUST
Series 2021-A3-NQM4, REMIC, 1.56%, 08/25/66 (b)	3,016	2,551
Generate CLO IX Ltd
Series A-9A, REMIC, 6.74%, (3 Month Term SOFR + 1.46%), 10/20/34 (b)	7,500	7,502
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	1,110	1,050
GLS Auto Receivables Issuer Trust 2023-4
Series 2023-A2-4A, 6.40%, 03/17/25	2,795	2,804
GPMT 2021-FL3 Ltd
Series 2021-A-FL3, 6.38%, (1 Month Term SOFR + 1.36%), 07/18/35 (b)	2,289	2,261
GPMT 2021-FL4 Ltd
Series 2021-A-FL4, 6.38%, (1 Month Term SOFR + 1.46%), 12/22/36 (b)	2,294	2,254
Great Wolf Trust 2024-WOLF
Series 2024-A-WOLF, REMIC, 6.70%, (1 Month Term SOFR + 1.60%), 03/16/26 (b)	4,000	3,993
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 6.23%, (1 Month Term SOFR + 1.13%), 07/15/39 (b)	3,335	3,323
Series 2021-C-FL3, 7.21%, (1 Month Term SOFR + 2.11%), 07/15/39 (b)	1,300	1,289
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-G-RIVR, REMIC, 7.74%, (1 Month Term SOFR + 2.65%), 07/16/35 (a) (b)	2,000	5
GS Mortgage Securities Trust 2014-GC24
Interest Only, Series 2014-XA-GC24, REMIC, 0.61%, 09/12/47 (b)	985	1
GS Mortgage Securities Trust 2015-GS1
Interest Only, Series 2015-XA-GS1, REMIC, 0.90%, 11/13/48 (b)	5,142	30
GS Mortgage Securities Trust 2017-GS6
Interest Only, Series 2017-XA-GS6, REMIC, 1.15%, 05/12/50 (b)	21,614	436
GS Mortgage Securities Trust 2017-GS8
Interest Only, Series 2017-XA-GS8, REMIC, 1.07%, 11/11/50 (b)	28,367	603
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.82%, 12/12/53 (b)	28,270	2,084
HalseyPoint CLO I, Ltd
Series 2019-A1A1-1A, 6.89%, (3 Month Term SOFR + 1.61%), 01/20/33 (b)	2,500	2,502
Harborview Mortgage Loan Trust, 2006-11
Series 2006-A1A-11, REMIC, 5.42%, (1 Month Term SOFR + 0.45%), 12/19/36 (a) (b)	3,707	3,325
HGI CRE CLO 2021-FL1, Ltd.
Series 2021-A-FL1, 6.13%, (1 Month Term SOFR + 1.16%), 06/19/36 (b)	141	140
HGI CRE CLO 2021-FL2, Ltd.
Series 2021-A-FL2, 6.21%, (1 Month Term SOFR + 1.11%), 09/19/36 (a) (b)	1,826	1,821
Highbridge Loan Management 3-2014
Series 3A-CR-2014, 9.14%, (3 Month Term SOFR + 3.86%), 07/18/29 (b)	1,900	1,903
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (a) (c)	5,806	5,149
HTL Commercial Mortgage Trust 2024-T53
Series 2024-A-T53, REMIC, 5.87%, 05/12/27 (b)	1,210	1,236
IndyMac MBS, Inc.
Series 2006-A10-A2, REMIC, 6.00%, 05/25/36	1,093	434
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-UES, REMIC, 4.34%, 05/06/32	1,177	1,116
Series 2019-D-UES, REMIC, 4.60%, 05/06/32 (b)	1,205	1,135
Series 2019-E-UES, REMIC, 4.60%, 05/06/32 (b)	1,406	1,316
Series 2019-F-UES, REMIC, 4.60%, 05/06/32 (b)	1,476	1,336
Series 2019-G-UES, REMIC, 4.60%, 05/06/32 (b)	1,612	1,458
J.P. Morgan Chase Commercial Mortgage Securities Trust 2014-C20
Series 2014-B-C20, REMIC, 4.40%, 07/17/47 (b)	945	907
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-AON
Series 2018-E-AON, REMIC, 4.61%, 07/08/31 (b)	3,103	1,257
Jamestown CLO IX Ltd
Series 2016-A1RR-9A, 6.79%, (3 Month Term SOFR + 1.50%), 07/25/34 (b)	4,000	4,003
Jimmy Johns Funding LLC
Series 2017-A2II-1A, 4.85%, 07/30/27	1,770	1,743
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-D-C23, REMIC, 4.21%, 09/17/47 (b)	2,274	1,975
JPMBB Commercial Mortgage Securities Trust 2015-C31
Interest Only, Series 2015-XA-C32, REMIC, 1.24%, 11/18/48 (b)	7,660	37
JPMCC Commercial Mortgage Securities Trust 2015-JP1
Interest Only, Series 2015-XA-JP1, REMIC, 1.03%, 01/15/49 (b)	2,939	31
JPMCC Commercial Mortgage Securities Trust 2016-JP4
Interest Only, Series 2016-XA-JP4, REMIC, 0.71%, 12/17/49 (b)	14,711	133
JPMDB Commercial Mortgage Securities Trust 2016-C2
Interest Only, Series 2016-XA-C2, REMIC, 1.62%, 06/17/49 (b)	23,921	353
Katayma CLO I, Ltd.
Series 2023-A1-1A, 7.39%, (3 Month Term SOFR + 2.00%), 10/20/36 (b)	10,000	10,085
Series 2023-B-1A, 8.04%, (3 Month Term SOFR + 2.65%), 10/20/36 (b)	9,500	9,610

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Kestrel Aircraft Funding Limited
Series 2018-A-1A, 4.25%, 10/15/25 (c)	897	855
KREF 2021-FL2 Ltd.
Series 2021-A-FL2, 6.27%, (1 Month Term SOFR + 1.18%), 02/17/39 (a) (b)	4,092	4,041
KREF 2022-FL3 Ltd.
Series 2022-A-FL3, 6.41%, (1 Month Term SOFR + 1.45%), 02/22/39 (a) (b)	3,388	3,378
LCCM 2021-FL3 Trust
Series 2021-AS-FL3, REMIC, 7.01%, (1 Month Term SOFR + 1.91%), 11/17/36 (a) (b)	2,250	2,196
Series 2021-B-FL3, REMIC, 7.41%, (1 Month Term SOFR + 2.31%), 11/17/36 (a) (b)	2,250	2,168
LCM XVII Limited Partnership
Series A2RR-17A, 6.71%, (3 Month Term SOFR + 1.41%), 10/15/31 (b)	3,147	3,150
Legacy Mortgage Asset Trust 2021-GS3
Series 2021-A1-GS3, REMIC, 4.75%, 07/25/61 (a) (b)	3,369	3,364
Legacy Mortgage Asset Trust 2021-GS4
Series 2021-A1-GS4, REMIC, 1.65%, 11/25/60 (a)	3,957	3,931
Lendbuzz Securitization Trust 2022-1
Series 2022-A-1A, 4.22%, 05/17/27	784	777
LFT CRE 2021-FL1 LLC
Series 2021-A-FL1, 6.38%, (1 Month Term SOFR + 1.28%), 06/17/39 (b)	3,604	3,578
LoanCore 2021-CRE5 Issuer Ltd.
Series 2021-A-CRE5, REMIC, 6.51%, (1 Month Term SOFR + 1.41%), 07/15/36 (b)	1,966	1,959
LoanCore 2021-CRE6 Issuer Ltd
Series 2021-A-CRE6, 6.51%, (1 Month Term SOFR + 1.41%), 11/15/38 (a) (b)	2,795	2,778
LoanCore 2021-CRE7 Issuer Ltd
Series 2022-A-CRE7, 6.89%, (SOFR 30-Day Average + 1.55%), 01/21/37 (b)	3,206	3,198
Loanpal Solar Loan 2020-3 LLC
Series 2020-A-3GS, 2.47%, 08/20/35	1,668	1,433
Loanpal Solar Loan 2021-1 Ltd.
Series 2021-A-1GS, 2.29%, 10/20/34	1,741	1,430
Long Beach Mortgage Loan Trust 2006-6
Series 2006-2A3-6, REMIC, 5.27%, (1 Month Term SOFR + 0.41%), 07/25/36 (a) (b)	9,476	3,744
LSTAR Commercial Mortgage Trust 2016-4
Interest Only, Series 2016-XA-4, REMIC, 1.83%, 03/12/49 (b)	8,816	101
Lunar Aircraft 2020-1 Limited
Series 2020-A-1A, 3.38%, 02/15/27 (a)	1,526	1,457
Marble Point CLO XXII Ltd.
Series 2021-A-2A, 6.75%, (3 Month Term SOFR + 1.46%), 07/25/34 (b)	7,500	7,503
Marlette Funding Trust 2021-1
Series 2021-D-1A, 2.47%, 06/16/31	867	855
Marlette Funding Trust 2022-2
Series 2022-B-2A, 5.50%, 03/15/25	1,922	1,922
Marlette Funding Trust 2022-3
Series 2022-B-3A, 5.95%, 11/15/32	2,774	2,779
Merrill Lynch Mortgage Investors Trust, Series MLCC 2006-2
Series 2006-A2C-AHL1, REMIC, 5.29%, (1 Month Term SOFR + 0.43%), 05/25/37 (a) (b)	5,988	3,494
MF1 2021-FL5 Ltd.
Series 2021-B-FL5, 6.65%, (1 Month Term SOFR + 1.56%), 07/17/36 (b)	3,539	3,509
MF1 2021-FL6 Ltd.
Series 2021-A-FL6, 6.23%, (1 Month Term SOFR + 1.21%), 07/18/36 (b)	636	631
MF1 2021-FL7 Ltd.
Series 2021-A-FL7, 6.21%, (1 Month Term SOFR + 1.19%), 10/21/36 (b)	1,255	1,249
MF1 2022-FL8 Ltd.
Series 2022-A-FL8, 6.31%, (1 Month Term SOFR + 1.35%), 02/20/37 (b)	3,197	3,181
MF1 2022-FL9 LLC
Series 2022-A-FL9, 7.11%, (1 Month Term SOFR + 2.15%), 06/22/37 (b)	3,272	3,276
MF1 2024-FL14 LLC
Series 2024-A-FL14, REMIC, 6.70%, (1 Month Term SOFR + 1.74%), 03/19/39 (b)	3,500	3,501
MF1 2024-FL15 LLC
Series 2024-A-FL15, 6.65%, (1 Month Term SOFR + 1.69%), 08/18/41 (b)	3,500	3,500
MFA 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 6.62%, 07/25/68 (a)	9,859	10,026
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-A-MHC, REMIC, 6.01%, (1 Month Term SOFR + 0.92%), 04/15/26 (b)	3,523	3,509
Morgan Stanley ABS Capital I Inc. Trust 2007-HE3
Series 2007-A1-HE3, REMIC, 5.10%, (1 Month Term SOFR + 0.24%), 12/25/36 (a) (b)	2,869	1,679
Morgan Stanley ABS Capital Trust I Inc.
Series 2005-M2-HE2, REMIC, 5.63%, (1 Month Term SOFR + 0.77%), 01/25/35 (a) (b)	1,754	1,703
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
Series 2015-AS-C23, REMIC, 4.00%, 06/17/25 (b)	3,729	3,677
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
Interest Only, Series 2016-XA-C28, REMIC, 1.30%, 01/15/49 (b)	3,331	29
Morgan Stanley Capital I Trust 2015-UBS8
Interest Only, Series 2015-XA-UBS8, REMIC, 1.00%, 12/17/48 (b)	3,902	24
Morgan Stanley Capital I Trust 2017-H1
Interest Only, Series 2017-XA-H1, REMIC, 1.45%, 06/17/50 (b)	21,185	488
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-F-NUGS, REMIC, 8.05%, (1 Month Term SOFR + 2.96%), 12/15/36 (b)	4,283	86
Morgan Stanley Capital I Trust 2024-NSTB
Series 2024-A-NSTB, REMIC, 3.90%, 09/25/57 (b)	1,817	1,754
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	274	248
Series 2020-B-1A, 3.10%, 11/22/32	2,581	2,252
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 05/20/33	1,002	829
MP CLO VIII Ltd
Series 2015-ARR-2A, 6.73%, (3 Month Term SOFR + 1.46%), 04/28/34 (b)	5,000	5,003
Nassau 2018-I Ltd.
Series 2018-A-IA, 6.71%, (3 Month Term SOFR + 1.41%), 07/15/31 (b)	2,912	2,913
Natixis Commercial Mortgage Securities Trust 2018-FL1
Series 2018-C-FL1, REMIC, 7.34%, (1 Month Term SOFR + 2.25%), 06/15/35 (b)	3,129	2,266
Navient Private Education Refi Loan Trust 2018-A
Series 2018-B-A, 3.68%, 11/17/25	2,068	2,024
Navient Private Education Refi Loan Trust 2022-A
Series 2022-A-A, 2.23%, 07/15/70	3,121	2,878
New Mountain CLO 2 Ltd
Series CLO-A-2A, 6.75%, (3 Month Term SOFR + 1.45%), 04/17/34 (b)	4,000	4,004
OBX 2020-EXP2 Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 07/25/36 (b)	342	293
OBX 2024-NQM10 Trust
Series 2024-A1-NQM10, REMIC, 6.18%, 05/25/64 (a)	4,783	4,871
OCP CLO 2017-14 Ltd
Series 2017-A1R-14A, 6.48%, (3 Month Term SOFR + 1.37%), 07/20/37 (b)	3,000	3,002
OCP CLO 2020-18 Ltd
Series 2020-A1R2-18A, 6.60%, (3 Month Term SOFR + 1.37%), 07/20/37 (b)	4,000	3,997
Octagon 56, Ltd.
Series 2021-B-1A, REMIC, 7.21%, (3 Month Term SOFR + 1.91%), 10/16/34 (b)	2,500	2,501
Octagon Investment Partners 20-R Ltd.
Series 2019-A1RR-4A, 6.46%, 08/12/37 (b)	10,000	10,014

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Octagon Investment Partners XXI, Ltd.
Series 2014-A2R3-1A, 6.78%, (3 Month Term SOFR + 1.66%), 02/14/31 (b)	4,000	4,004
OPG Trust 2021-PORT
Series 2021-A-PORT, REMIC, 5.69%, (1 Month Term SOFR + 0.60%), 10/15/36 (b)	2,218	2,196
Oxford Finance LLC
Series 2020-A2-1, 3.10%, 12/15/24	607	601
Pagaya AI Debt Selection Trust
Series 2021-B-HG1, 1.82%, 01/16/29	311	305
Series 2021-NOTE-2, 3.00%, 01/25/29	484	483
Pagaya AI Debt Selection Trust 2021-5
Series 2021-B-5, 2.63%, 08/15/29	305	304
Series 2021-C-5, 3.93%, 08/15/29	10,999	10,668
Pagaya AI Debt Trust 2022-1
Series 2022-B-1, 3.34%, 10/15/29	4,022	3,986
Pagaya AI Debt Trust 2023-5
Series 2023-A-5, 7.18%, 04/15/31	757	758
Palmer Square CLO Ltd
Series 2021-A-2A, 6.71%, (3 Month Term SOFR + 1.41%), 07/17/34 (b)	5,000	5,011
Park Avenue Institutional Advisers CLO Ltd 2016-1
Series 2016-A1R-1A, 6.56%, (3 Month Term SOFR + 1.46%), 08/25/31 (b) (c)	2,029	2,029
Planet Fitness Master
Series 2022-A2I-1A, 3.25%, 12/07/26	975	949
PRET 2021-RN3 LLC
Series 2021-A1-RN3, 1.84%, 09/25/51 (a) (b)	3,078	3,051
Pretium Mortgage Credit Partners I 2021-NPL2, LLC
Series 2021-A1-NPL2, REMIC, 4.99%, 06/27/60 (a)	2,560	2,538
Pretium Mortgage Credit Partners LLC
Series 2021-A1-RN2, 1.74%, 07/25/51 (a)	1,329	1,317
Series 2021-A1-NPL3, 1.87%, 07/25/51 (a)	12,623	12,498
Purewest Funding LLC
Series 2021-A1-1, 4.09%, 12/20/36	1,594	1,566
RALI Series 2006-QS12 Trust
Series 2006-2A3-QS12, REMIC, 6.00%, 09/25/36	612	500
RALI Series 2007-QS4 Trust
Series 2007-3A4-QS4, REMIC, 6.00%, 03/25/37	1,201	999
RALI Series 2007-QS8 Trust
Series 2007-A3-QS8, REMIC, 5.57%, (1 Month Term SOFR + 0.71%), 06/25/37 (b)	1,037	732
RBSSP Resecuritization Trust 2009-2
Series 2009-3A2-2, REMIC, 5.05%, (SOFR 30-Day Average + 0.61%), 04/26/35 (b)	484	440
Ready Capital Mortgage Financing 2021-FL7, LLC
Series 2021-A-FL7, 6.17%, (1 Month Term SOFR + 1.31%), 11/25/36 (b)	2,252	2,242
Residential Mortgage Loan Trust 2019-2
Series 2019-M1-2, REMIC, 3.86%, 05/27/59 (b)	10,441	10,390
Retained Vantage Data Centers Issuer LLC
Series 2023-A2A-1A, 5.00%, 09/15/28 (c)	5,000	4,983
RFMSI Series 2006-S4 Trust
Series 2006-A5-S4, REMIC, 6.00%, 04/25/36	379	312
Santander Drive Auto Receivables Trust 2020-4
Series 2020-D-4, 1.48%, 09/15/25	407	404
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	3,619	3,313
SCCU Auto Receivables Trust 2024-1
Series 2024-A2-1A, 5.45%, 12/15/27	1,500	1,508
Securitized Asset Backed Receivables LLC Trust 2006-WM4
Series 2006-A2C-WM4, REMIC, 0.45%, (1 Month Term SOFR + 0.43%), 11/25/36 (a) (b)	16,193	4,369
Securitized Asset Backed Receivables LLC Trust 2007-HE1
Series 2007-A2B-HE1, REMIC, 5.19%, (1 Month Term SOFR + 0.33%), 12/25/36 (a) (b)	5,105	1,075
Sierra Timeshare 2021-2 Receivables Funding LLC
Series 2021-C-2A, 1.95%, 09/20/38	486	459
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 9.72%, 05/25/30	1,069	1,062
Sound Point CLO 40 Ltd
Series 2024-A1-40A, 5.98%, (3 Month Term SOFR + 1.39%), 10/20/37 (b)	4,000	4,000
Sound Point CLO XXI Ltd
Series 2020-AR-1A, 6.71%, (3 Month Term SOFR + 1.43%), 07/20/34 (b)	7,500	7,508
Sound Point CLO XXIII
Series 2019-AR-2A, 6.73%, (3 Month Term SOFR + 1.43%), 07/17/34 (b)	10,000	10,006
Sound Point CLO XXIX Ltd
Series 2021-A-1A, 6.62%, (3 Month Term SOFR + 1.33%), 04/25/34 (b)	2,000	2,001
Series 2021-B1-1A, 7.25%, (3 Month Term SOFR + 1.96%), 04/25/34 (b)	2,000	2,001
Start Ltd
Series 2018-A-1, 4.09%, 05/15/25	412	397
Starwood Mortgage Residential Trust 2021-5
Series 2021-A1-5, REMIC, 1.92%, 09/25/66 (b)	7,300	6,311
Steele Creek CLO 2017-1, Ltd.
Series 2017-A-1A, 6.81%, (3 Month Term SOFR + 1.51%), 10/15/30 (b)	441	441
Steele Creek CLO 2019-1, Ltd
Series 2019-BR-1A, 7.36%, (3 Month Term SOFR + 2.06%), 04/15/32 (b)	5,000	5,007
Structured Adjustable Rate Mortgage Loan Trust 2005-3XS
Series 2005-4A1-22, REMIC, 5.33%, 12/25/35 (b)	476	408
Structured Adjustable Rate Mortgage Loan Trust Series 2006-11
Series 2006-1A1-11, REMIC, 5.29%, (1 Month Term SOFR + 0.43%), 12/25/36 (a) (b)	2,919	2,832
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	1,734	968
STWD 2019-FL1, Ltd.
Series 2019-AS-FL1, 6.60%, (1 Month Term SOFR + 1.51%), 07/15/38 (b)	240	239
STWD 2021-FL2, Ltd.
Series 2021-A-FL2, 6.41%, (1 Month Term SOFR + 1.31%), 04/16/38 (a) (b)	2,581	2,542
STWD 2022-FL3, Ltd.
Series 2022-AS-FL3, 7.14%, (SOFR 30-Day Average + 1.80%), 11/18/38 (a) (b)	1,470	1,427
Taco Bell Funding, LLC
Series 2021-A2I-1A, 1.95%, 02/25/27	1,670	1,566
Theorem Funding Trust 2022-3
Series 2022-A-3A, 7.60%, 04/15/29	1,784	1,803
TIF Funding II LLC
Series 2021-A-1A, 1.65%, 02/20/46	2,830	2,536
Trimaran CAVU 2021-3, Ltd.
Series 2021-A-3A, 6.75%, (3 Month Term SOFR + 1.47%), 01/18/35 (b)	6,500	6,505
TRTX 2022-FL5 Issuer, Ltd.
Series 2022-A-FL5, 6.73%, (1 Month Term SOFR + 1.65%), 02/17/39 (a) (b)	5,069	5,035
UBS Commercial Mortgage Trust 2017-C4
Series 2017-C-C4, REMIC, 4.68%, 10/15/27 (b)	3,500	3,052
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-B-C5, REMIC, 3.65%, 03/12/46 (b)	1,750	1,643
Upstart Pass-Through Trust Series 2020-ST6
Series 2020-A-ST6, 3.00%, 01/20/27	314	314
Upstart Pass-Through Trust Series 2021-St3
Series 2021-A-ST3, 2.00%, 05/20/27	158	155
Upstart Pass-Through Trust, Series 2020-ST3
Series 2021-A-ST8, 1.75%, 10/20/29	588	586
Upstart Securitization Trust 2021-4
Series 2021-C-4, 3.19%, 09/20/31	1,500	1,438
VCAT 2021-NPL4 LLC
Series 2021-A1-NPL4, 1.87%, 08/25/51 (a)	515	513
VCAT 2021-NPL5 LLC
Series 2021-A1-NPL5, REMIC, 1.87%, 08/25/51 (a)	1,441	1,432
VCAT Asset Securitization LLC
Series 2021-A1-NPL6, REMIC, 1.92%, 09/25/51 (a)	2,826	2,803
Velocity Commercial Capital Loan Trust 2019-2
Series 2019-A-2, REMIC, 3.13%, 06/25/25 (b)	2,062	1,931

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Verus Securitization Trust 2020-1
Series 2020-A2-INV1, REMIC, 3.04%, 03/25/60 (a)	1,780	1,761
Verus Securitization Trust 2021-7
Series 2021-A1-7, REMIC, 1.83%, 10/25/66 (a) (b)	1,380	1,252
Verus Securitization Trust 2023-5
Series 2023-A1-5, REMIC, 6.48%, 06/25/68 (a)	943	955
Verus Securitization Trust 2024-1
Series 2024-A1-1, REMIC, 5.71%, 01/25/28 (a)	14,185	14,288
Verus Securitization Trust 2024-3
Series 2024-A1-3, REMIC, 6.34%, 04/25/69 (a) (b)	5,332	5,425
Vibrant CLO XR, Ltd.
Series 2018-A1-10RA, 7.01%, (3 Month Term SOFR + 1.70%), 04/21/36 (b)	3,000	3,016
VMC Finance 2019-FL3 LLC
Series 2019-C-FL3, 7.26%, (1 Month Term SOFR + 2.16%), 09/17/36 (a) (b)	30	30
VMC Finance 2022-FL5 LLC
Series 2022-A-FL5, 7.25%, (SOFR 30-Day Average + 1.90%), 02/18/39 (b)	2,217	2,212
VOLT CI, LLC
Series 2021-A1-NP10, 1.99%, 05/25/51 (a)	1,270	1,261
VOLT XCII, LLC
Series 2021-A1-NPL1, 4.89%, 02/27/51 (a) (b)	3,306	3,287
VOLT XCIV, LLC
Series 2021-A1-NPL3, 2.24%, 02/27/51 (a)	1,615	1,610
VOLT XCIX, LLC
Series 2021-A1-NPL8, 2.12%, 04/25/51 (a)	3,008	2,984
VOLT XCVII, LLC
Series 2021-A1-NPL6, 5.24%, 04/25/51 (a) (b)	274	273
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2006-2A4-2, REMIC, 5.55%, (1 Month Term SOFR + 0.69%), 04/25/36 (a) (b)	6,535	2,327
Warwick Capital CLO 4 Ltd.
Series 2024-A1-4A, 6.46%, (3 Month Term SOFR + 1.40%), 07/20/37 (b)	10,000	10,009
Washington Mutual Asset-Backed Certificates WMABS Series 2006-HE5 Trust
Series 2006-2A2-HE5, REMIC, 5.15%, (1 Month Term SOFR + 0.29%), 10/25/36 (a) (b)	7,368	2,508
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR2 Trust
Series 2006-M1-HE1, REMIC, 5.48%, (1 Month Term SOFR + 0.62%), 02/25/36 (a) (b)	14,687	13,611
Wellfleet CLO 2022-1 Ltd
Series 2022-A1R-1A, 6.66%, (3 Month Term SOFR + 0.00%), 07/15/37 (b)	4,000	4,012
Wellfleet CLO X, Ltd.
Series 2019-A1R-XA, 6.71%, (3 Month Term SOFR + 1.43%), 07/20/32 (b)	9,933	9,936
Wells Fargo & Company
Series 2015-A4-C28, REMIC, 3.54%, 04/17/25	3,923	3,880
Series 2016-B-C34, REMIC, 4.09%, 04/17/26	2,000	1,931
Interest Only, Series 2016-XA-C33, REMIC, 1.72%, 03/17/59 (b)	1,871	29
Wells Fargo Alternative Loan 2007-PA3 Trust
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	265	231
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-D-NXS4, REMIC, 3.83%, 11/18/25 (b)	375	338
Wells Fargo Commercial Mortgage Trust 2015-P2
Interest Only, Series 2015-XA-P2, REMIC, 1.07%, 12/17/48 (b)	3,120	21
Wells Fargo Commercial Mortgage Trust 2017-C38
Interest Only, Series 2017-XA-C38, REMIC, 1.06%, 07/15/50 (b)	21,949	415
Wells Fargo Commercial Mortgage Trust 2018-C47
Series 2018-C-C47, REMIC, 5.08%, 10/17/28 (b)	344	304
Wells Fargo Commercial Mortgage Trust 2018-C48
Interest Only, Series 2018-XA-C48, REMIC, 1.10%, 01/18/52 (b)	12,826	415
Wells Fargo Commercial Mortgage Trust 2022-ONL
Series 2022-A-ONL, REMIC, 3.86%, 02/18/27	5,250	4,747
Wells Fargo Mortgage Backed Securities 2007-7 Trust
Series 2007-A1-7, REMIC, 6.00%, 06/25/37	168	153
Wells Fargo Mortgage Backed Securities 2007-AR4 Trust
Series 2007-A1-AR4, REMIC, 7.05%, 08/25/37 (b)	90	81
Westlake Automobile Receivables Trust 2023-4
Series 2023-A2A-4A, 6.23%, 04/15/25	3,308	3,326
WFRBS Commercial Mortgage Trust 2014-C21
Interest Only, Series 2014-XA-C21, REMIC, 0.70%, 08/16/47 (b)	90	—
Whitebox CLO III Ltd
Series 2021-A1-3A, 6.78%, (3 Month Term SOFR + 1.48%), 10/16/34 (b)	15,000	15,008
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (a)	2,281	2,091
Total Non-U.S. Government Agency Asset-Backed Securities (cost $846,180)		805,112
GOVERNMENT AND AGENCY OBLIGATIONS 30.2%
U.S. Treasury Note 27.0%
Treasury, United States Department of
0.38%, 12/31/25 - 01/31/26	121,450	116,194
0.75%, 03/31/26 - 01/31/28	162,050	151,297
0.63%, 07/31/26 - 03/31/27	61,000	57,279
0.88%, 09/30/26 - 11/15/30	165,100	144,369
0.50%, 06/30/27	21,350	19,642
		488,781
Collateralized Mortgage Obligations 1.7%
Connecticut Avenue Securities Trust 2024-R06
Series 2024-1M1-R06, REMIC, 6.33%, (SOFR 30-Day Average + 1.05%), 09/25/28 (b)	2,000	2,001
Federal Home Loan Mortgage Corporation
Series AN-4030, REMIC, 1.75%, 04/15/27	255	251
Series FT-4248, REMIC, 5.96%, (SOFR 30-Day Average + 0.61%), 09/15/43 (b)	2,224	2,201
Series 2024-M1-DNA2, REMIC, 6.48%, (SOFR 30-Day Average + 1.20%), 05/25/44 (b)	5,434	5,438
Series FA-4631, REMIC, 5.96%, (SOFR 30-Day Average + 0.61%), 11/15/46 (b)	1,786	1,763
Series FE-4940, REMIC, 5.94%, (SOFR 30-Day Average + 0.66%), 01/25/50 (b)	1,967	1,930
Series FN-4990, REMIC, 5.74%, (SOFR 30-Day Average + 0.46%), 05/25/50 (b)	2,238	2,177
Federal National Mortgage Association, Inc.
Series 2007-WF-30, REMIC, 5.63%, (SOFR 30-Day Average + 0.35%), 04/25/37 (b)	1,063	1,052
Series 2007-FC-44, REMIC, 5.72%, (SOFR 30-Day Average + 0.44%), 05/25/37 (b)	1,398	1,381
Series 2010-KF-147, REMIC, 5.94%, (SOFR 30-Day Average + 0.66%), 01/25/41 (b)	1,299	1,292
Series 2014-KF-10, REMIC, 5.84%, (SOFR 30-Day Average + 0.56%), 03/25/44 (b)	1,237	1,221
Series 2017-FC-112, REMIC, 5.74%, (SOFR 30-Day Average + 0.46%), 01/25/48 (b)	1,895	1,856
Series 2018-FE-85, REMIC, 5.69%, (SOFR 30-Day Average + 0.41%), 12/25/48 (b)	975	961
Series 2019-FB-49, REMIC, 5.87%, (SOFR 30-Day Average + 0.59%), 09/25/49 (b)	1,339	1,319
Series 2020-F-34, REMIC, 5.84%, (SOFR 30-Day Average + 0.56%), 06/25/50 (b)	2,791	2,736
Government National Mortgage Association
Series 2017-QF-141, REMIC, 5.38%, (1 Month Term SOFR + 0.41%), 09/20/47 (b)	1,255	1,228
Series 2018-BF-125, REMIC, 6.00%, (1 Month Term SOFR + 0.86%), 06/20/48 (b)	1,332	1,317
Series 2024-AF-25, REMIC, 5.86%, (SOFR 30-Day Average + 0.51%), 02/20/49 (b)	1,315	1,292
		31,416
Mortgage-Backed Securities 0.7%
Federal Home Loan Mortgage Corporation
6.00%, 01/01/53 - 04/01/54	4,448	4,589

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Federal National Mortgage Association, Inc.
6.36%, (1 Year USD LIBOR + 1.62%), 11/01/42 (b)	300	308
5.00%, 01/01/43 - 08/01/43	4,846	4,889
6.00%, 10/01/53	2,252	2,312
		12,098
Commercial Mortgage-Backed Securities 0.5%
Federal Home Loan Mortgage Corporation
Series 2019-B-KF69, REMIC, 7.76%, (SOFR 30-Day Average + 2.41%), 08/27/29 (b)	920	872
Federal National Mortgage Association, Inc.
Series 2020-1A1-M49, REMIC, 1.30%, 11/25/30 (b)	6,740	6,278
FREMF 2016-KF18 Mortgage Trust
Series 2016-B-KF18, REMIC, 10.96%, (SOFR 30-Day Average + 5.61%), 05/25/26 (b)	457	452
FREMF 2017-KF27 Mortgage Trust
Series 2017-B-KF27, REMIC, 9.81%, (SOFR 30-Day Average + 4.46%), 12/25/26 (b)	266	261
FREMF 2017-KF30 Mortgage Trust
Series 2017-B-KF30, REMIC, 8.63%, (SOFR 30-Day Average + 3.36%), 03/25/27 (b)	500	492
		8,355
Sovereign 0.3%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.39%, 01/23/26	600	582
Departamento Administrativo De La Presidencia De La Republica
4.50%, 01/28/26	2,100	2,077
Gobierno de la Republica de Guatemala
4.50%, 05/03/26 (d)	1,700	1,679
Gobierno de La Republica del Paraguay
5.00%, 04/15/26 (d)	900	901
Government of the Republic of Panama
3.75%, 03/16/25	500	496
South Africa, Parliament of
4.88%, 04/14/26	500	499
		6,234
Total Government And Agency Obligations (cost $540,971)		546,884
CORPORATE BONDS AND NOTES 12.3%
Financials 4.4%
AerCap Ireland Capital Designated Activity Company
6.45%, 04/15/27	1,463	1,532
American Equity Investment Life Holding Company
5.75%, 10/01/29	615	618
American Express Company
6.23%, (SOFR + 1.00%), 02/16/28 (b)	1,625	1,629
Ares Capital Corporation
3.88%, 01/15/26	1,653	1,629
Athene Global Funding
6.10%, 05/08/26 (b) (c)	2,080	2,076
5.35%, 07/09/27 (c)	1,315	1,343
Aviation Capital Group LLC
1.95%, 09/20/26 (c)	1,208	1,145
Avolon Holdings Funding Limited
2.13%, 02/21/26 (c)	1,759	1,692
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25 (d)	900	892
Banco BTG Pactual S/A
4.50%, 01/10/25 (d)	450	448
Banco Continental S.A.E.C.A.
2.75%, 12/10/25 (d)	400	387
2.75%, 12/10/25 (c)	550	532
Banco De Bogota
6.25%, 05/12/26 (d)	1,300	1,305
Banco de Credito del Peru
3.13%, 07/01/30 (d)	1,150	1,126
3.25%, 09/30/31 (d)	200	189
3.25%, 09/30/31 (c)	1,500	1,420
Banco Industrial S.A.
4.88%, 01/29/31 (d)	950	932
Banco Internacional Del Peru S.A.A. – Interbank
4.00%, 07/08/30 (d)	1,500	1,479
Banco Nacional De Comercio Exterior, S.N.C.
2.72%, 08/11/31 (d)	1,400	1,274
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
7.53%, 10/01/28 (d)	800	843
Banco Santander, S.A.
5.37%, 07/15/28 (e)	800	819
Bancolombia SA
4.63%, 12/18/29	1,700	1,681
Bank of Montreal
1.50%, 01/10/25 (e)	732	725
4.64%, 09/10/30 (e)	1,550	1,567
Bank of Nova Scotia, The
4.75%, 02/02/26 (e)	713	718
Barclays PLC
4.84%, 09/10/28 (e)	1,086	1,096
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
5.35%, 11/12/29 (d)	900	891
5.13%, 01/18/33 (d)	1,400	1,331
BPCE
2.38%, 01/14/25 (c)	1,780	1,770
Canadian Imperial Bank of Commerce
3.95%, 08/04/25 (e)	802	798
Charles Schwab Corporation, The
6.22%, (SOFR + 1.05%), 03/03/27 (b)	810	816
Citigroup Inc.
4.54%, 09/19/30	2,819	2,823
Commonwealth Bank of Australia
5.71%, (SOFR + 0.40%), 07/07/25 (b) (c)	1,633	1,633
Credit Agricole SA
4.63%, 09/11/28 (c) (e)	1,065	1,070
DBS Group Holdings Ltd
1.82%, 03/10/31 (d)	2,200	2,113
Fiserv, Inc.
4.75%, 03/15/30	1,983	2,021
Fondo Inbursa, S.A. de C.V. , Sociedad de Inversion de Renta Variable
4.38%, 04/11/27 (d)	1,400	1,367
Ford Motor Credit Company LLC
5.30%, 09/06/29	1,551	1,545
General Motors Financial Company, Inc.
4.00%, 01/15/25	1,515	1,510
5.25%, 03/01/26	1,502	1,512
Global Bank Corporation
5.25%, 04/16/29 (d)	1,000	980
Goldman Sachs Bank USA
5.79%, (SOFR + 0.77%), 03/18/27 (b) (c)	1,061	1,061
Gruposura Finance
5.50%, 04/29/26 (d)	800	792
Intergroup Financial Services Corp.
4.13%, 10/19/27 (d)	600	581
Interoceanica IV Finance Ltd
0.00%, 11/30/25 (d) (f)	45	43
ITAU Unibanco Holding SA
3.88%, 04/15/31 (d)	1,200	1,173
JPMorgan Chase & Co.
3.90%, 07/15/25	1,518	1,512
6.21%, (SOFR + 0.92%), 04/22/28 (b)	1,470	1,473
Mitsubishi UFJ Financial Group Inc
3.78%, 03/02/25	1,843	1,835
Mizuho Financial Group, Inc.
6.19%, (SOFR + 0.96%), 05/22/26 (b)	840	846
Morgan Stanley
3.88%, 01/27/26	1,528	1,522
Multibank, Inc.
7.75%, 02/03/28 (c)	400	416
National Securities Clearing Corporation
4.90%, 06/26/29 (c)	1,139	1,175
NatWest Group PLC
4.96%, 08/15/30 (e)	1,569	1,591

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
New York Life Global Funding
3.60%, 08/05/25 (c)	643	641
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (d) (e)	1,700	1,649
1.83%, 09/10/30 (c) (e)	400	388
PT Bank Negara Indonesia (Persero), Tbk.
3.75%, 03/30/26 (d)	700	682
Royal Bank of Canada
5.81%, (SOFR + 0.53%), 01/20/26 (b) (e)	816	815
The PNC Financial Services Group, Inc.
5.81%, 06/12/26	798	803
U.S. Bancorp
5.10%, 07/23/30	917	944
United Overseas Bank Limited
1.75%, 03/16/31 (d)	2,000	1,912
2.00%, 10/14/31 (d)	200	190
Wells Fargo & Company
2.41%, 10/30/25	2,791	2,784
6.36%, (SOFR + 1.07%), 04/22/28 (b)	2,439	2,450
Westpac Banking Corporation
5.95%, (SOFR + 0.72%), 11/17/25 (b)	1,215	1,220
		79,775
Utilities 1.3%
Adani Energy Solutions Limited
4.00%, 08/03/26 (d)	1,100	1,067
Algonquin Power & Utilities Corp.
5.37%, 06/15/26 (a)	241	244
American Electric Power Company, Inc.
5.20%, 01/15/29	413	426
Chile Electricity PEC SpA
0.00%, 01/25/28 (c) (f)	2,371	1,948
Comision Federal De Electricidad, E.P.E.
4.75%, 02/23/27 (d)	1,000	988
5.70%, 01/24/30 (c)	500	501
Edison International
5.45%, 06/15/29	1,522	1,579
Empresa Electrica Angamos S.p.A.
4.88%, 05/25/29 (d)	348	311
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (d)	300	273
Enel Finance International N.V.
5.13%, 06/26/29 (c)	765	783
Entergy Corporation
0.90%, 09/15/25	1,603	1,549
Essential Utilities, Inc.
4.80%, 08/15/27	554	561
Exelon Corporation
5.15%, 03/15/29	760	788
Fenix Power Peru S.A.
4.32%, 09/20/27 (d)	1,188	1,158
FirstEnergy Transmission, LLC
4.55%, 01/15/30 (c)	465	469
Georgia Power Company
5.00%, 02/23/27	708	723
GNL Quintero S.A
4.63%, 07/31/29 (d)	941	934
JSW Energy Limited
4.13%, 05/18/31 (d)	494	451
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (d)	484	483
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (d)	422	409
NiSource Inc.
5.25%, 03/30/28	709	730
5.20%, 07/01/29	549	568
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (d)	950	933
Pacific Gas And Electric Company
4.95%, 06/08/25	769	769
6.09%, (SOFR + 0.95%), 09/04/25 (b)	775	776
2.10%, 08/01/27	830	778
PT. Perusahaan Listrik Negara
4.13%, 05/15/27 (d)	300	297
Public Service Enterprise Group Incorporated
5.85%, 11/15/27	1,092	1,144
Southern California Edison Company
4.90%, 06/01/26	964	974
The Southern Company
5.15%, 10/06/25	715	721
TNB Global Ventures Capital Berhad
3.24%, 10/19/26 (d)	700	683
		24,018
Energy 1.3%
6297782 LLC
4.91%, 09/01/27 (c)	289	291
AI Candelaria (Spain), S.L.U
7.50%, 12/15/28 (d)	1,342	1,322
Cheniere Energy, Inc.
4.63%, 10/15/28	1,557	1,542
Cosan Luxembourg S.A.
7.00%, 01/20/27 (d)	1,450	1,455
Ecopetrol S.A.
5.38%, 06/26/26	1,417	1,415
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (d)	639	620
Energy Transfer LP
6.05%, 12/01/26	1,492	1,545
Guara Norte S.a r.l.
5.20%, 06/15/34 (d)	1,573	1,498
Hunt Oil USA, Inc.
6.38%, 06/01/28 (c)	150	150
Kinder Morgan Kansas, Inc.
5.00%, 02/01/29	754	770
Kinder Morgan, Inc.
4.30%, 06/01/25	815	812
Medco Oak Tree Pte. Ltd.
7.38%, 05/14/26 (d)	500	507
NGPL PipeCo LLC
4.88%, 08/15/27 (c)	1,523	1,526
Occidental Petroleum Corporation
5.20%, 08/01/29	653	664
Oleoducto Central S.A.
4.00%, 07/14/27 (d)	200	191
ONEOK, Inc.
4.40%, 10/15/29	1,301	1,295
Ongc Videsh Vankorneft Pte. Ltd.
3.75%, 07/27/26 (d)	600	592
Petrobras Global Finance B.V.
7.38%, 01/17/27	700	733
PT Adaro Indonesia
4.25%, 10/31/24 (d)	1,200	1,197
PT Pertamina (Persero)
1.40%, 02/09/26 (d)	1,700	1,626
Reliance Industries Limited
4.13%, 01/28/25 (d)	1,000	997
Sabine Pass Liquefaction, LLC
5.63%, 03/01/25	240	240
Schlumberger Holdings Corporation
5.00%, 11/15/29 (c)	616	635
Williams Companies, Inc., The
4.80%, 11/15/29	1,434	1,454
		23,077
Materials 0.9%
Braskem Netherlands Finance B.V.
8.50%, 01/23/81 (d)	1,400	1,401
CEMEX S.A.B. de C.V.
5.45%, 11/19/29 (d)	400	404
Compania de Minas Buenaventura S.A.A.
5.50%, 07/23/26 (d)	1,100	1,086
EQUATE Petrochemical B.V.
4.25%, 11/03/26 (d)	200	197
Fibria Overseas Finance Ltd.
4.00%, 01/14/25	400	398
Freeport-McMoRan Inc.
4.13%, 03/01/28	500	493
Glencore Funding LLC
4.00%, 04/16/25 (c)	967	963

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
1.63%, 09/01/25 (c)	600	584
6.38%, (SOFR + 1.06%), 04/04/27 (b) (c)	1,307	1,312
Gold Fields Orogen Holding (BVI) Limited
6.13%, 05/15/29 (d)	400	419
LG Chem, Ltd.
3.25%, 10/15/24 (d)	800	799
MEGlobal Canada ULC
5.00%, 05/18/25 (d)	600	598
Nexa Resources S.A.
5.38%, 05/04/27 (d)	300	299
Nutrien Ltd.
4.90%, 03/27/28	1,198	1,222
PT Freeport Indonesia
4.76%, 04/14/27 (d)	1,000	1,005
4.76%, 04/14/27 (c)	600	603
PT. Indonesia Asahan Aluminium
4.75%, 05/15/25 (d)	1,900	1,895
Sasol Financing USA LLC
4.38%, 09/18/26	200	194
Sociedad Quimica Y Minera De Chile S.A.
4.38%, 01/28/25 (d)	1,200	1,195
Sonoco Products Company
4.45%, 09/01/26	703	703
Southern Copper Corporation
3.88%, 04/23/25	450	447
The Sherwin-Williams Company
4.55%, 03/01/28	621	629
		16,846
Industrials 0.9%
Adani Ports and Special Economic Zone Limited
4.00%, 07/30/27 (d)	1,100	1,053
AGCO Corporation
5.45%, 03/21/27	315	321
BAE Systems PLC
5.00%, 03/26/27 (c)	1,865	1,894
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (d) (f)	465	364
Boeing Company, The
4.88%, 05/01/25 (g)	827	824
Element Fleet Management Corp.
6.32%, 12/04/28 (c)	1,455	1,547
Equifax Inc.
4.80%, 09/15/29	1,432	1,448
Lima Metro Line 2 Finance Limited
5.88%, 07/05/34 (d)	801	807
MV24 Capital B.V.
6.75%, 06/01/34 (d)	1,182	1,154
Penske Truck Leasing Co., L.P.
4.00%, 07/15/25 (c)	1,379	1,374
4.40%, 07/01/27 (c)	1,511	1,514
Quanta Services, Inc.
4.75%, 08/09/27	1,565	1,581
Ryder System, Inc.
5.25%, 06/01/28	1,506	1,551
Veralto Corporation
5.50%, 09/18/26	709	725
		16,157
Health Care 0.7%
Amgen Inc.
5.51%, 03/02/26	709	709
Bristol-Myers Squibb Company
5.72%, 02/20/26 (b)	895	898
CVS Health Corporation
5.00%, 02/20/26	713	718
Eli Lilly and Company
5.00%, 02/27/26	789	789
GE HealthCare Technologies Inc.
4.80%, 08/14/29	1,571	1,600
HCA Inc.
5.38%, 02/01/25	1,641	1,642
Icon Investments Six Designated Activity Company
5.81%, 05/08/27	815	842
Illumina, Inc.
4.65%, 09/09/26	895	901
Labcorp Holdings Inc.
4.35%, 04/01/30	1,548	1,535
Royalty Pharma PLC
1.75%, 09/02/27	1,679	1,565
Solventum Corporation
5.45%, 02/25/27 (c)	1,524	1,555
		12,754
Consumer Staples 0.7%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (d)	664	584
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	862	829
Campbell Soup Company
3.95%, 03/15/25	1,579	1,572
5.20%, 03/19/27	607	623
Camposol SA
6.00%, 02/03/27 (d)	350	315
General Mills, Inc.
4.00%, 04/17/25	725	722
5.24%, 11/18/25	608	609
Kroger Co., The
4.60%, 08/15/27	1,547	1,560
Minerva Luxembourg S.A.
5.88%, 01/19/28 (d)	1,700	1,685
NBM US Holdings, Inc.
7.00%, 05/14/26 (d)	1,400	1,409
Philip Morris International Inc.
4.88%, 02/13/26	1,503	1,518
Prumo Participacoes E Investimentos SA
7.50%, 12/31/31 (d)	447	449
		11,875
Information Technology 0.7%
Arrow Electronics, Inc.
5.15%, 08/21/29	1,560	1,586
Broadcom Inc.
3.15%, 11/15/25	847	835
5.05%, 07/12/29	809	834
4.35%, 02/15/30	673	672
Cadence Design Systems, Inc.
4.30%, 09/10/29	914	916
Dell International L.L.C.
5.85%, 07/15/25 (g)	701	706
Foundry JV Holdco LLC
5.90%, 01/25/30 (c)	828	857
Hewlett Packard Enterprise Company
4.55%, 10/15/29	1,556	1,551
Microchip Technology Incorporated
4.25%, 09/01/25	230	229
5.05%, 03/15/29	303	312
Motorola Solutions, Inc.
5.00%, 04/15/29	1,504	1,542
Oracle Corporation
5.80%, 11/10/25	1,502	1,526
		11,566
Consumer Discretionary 0.6%
BMW US Capital, LLC
5.87%, (SOFR + 0.62%), 08/11/25 (b) (c)	814	815
Darden Restaurants, Inc.
4.35%, 10/15/27	701	701
Expedia Group, Inc.
6.25%, 05/01/25 (c)	1,630	1,635
Genuine Parts Company
4.95%, 08/15/29	1,320	1,344
Hyatt Hotels Corporation
5.75%, 01/30/27 (g)	1,237	1,267
Hyundai Capital America
4.55%, 09/26/29 (c)	1,551	1,548
Lowe`s Companies, Inc.
4.40%, 09/08/25	462	462
Marriott International, Inc.
4.80%, 03/15/30	1,434	1,455
McDonald's Corporation
1.45%, 09/01/25	1,415	1,377

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
O'Reilly Automotive, Inc.
5.75%, 11/20/26	708	730
		11,334
Real Estate 0.5%
Crown Castle Inc.
4.80%, 09/01/28	721	730
4.90%, 09/01/29	1,986	2,019
Equinix, Inc.
1.25%, 07/15/25	1,583	1,539
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls
5.75%, 04/03/28 (d)	350	352
Public Storage Operating Company
6.00%, 04/16/27 (b)	1,139	1,144
VICI Properties Inc.
4.25%, 12/01/26 (c)	1,583	1,569
Welltower OP LLC
4.00%, 06/01/25	1,551	1,542
		8,895
Communication Services 0.3%
AT&T Inc.
5.54%, 02/20/26	787	786
Axiata SPV2 Berhad
4.36%, 03/24/26 (d)	800	798
Bharti Airtel Limited
4.38%, 06/10/25 (d)	600	598
Charter Communications Operating, LLC
6.15%, 11/10/26	393	404
Digicel Group Holdings Limited
0.00%, 12/31/30 (c) (f) (h)	144	12
Millicom International Cellular SA
6.63%, 10/15/26 (d)	450	449
5.13%, 01/15/28 (d)	900	875
Network I2I Limited
5.65%, (100, 01/15/25) (d) (i)	250	249
Take-Two Interactive Software, Inc.
4.95%, 03/28/28	1,510	1,540
Telefonica Celular del Paraguay S.A.E.
5.88%, 04/15/27 (d)	262	260
		5,971
Total Corporate Bonds And Notes (cost $220,491)		222,268
SENIOR FLOATING RATE INSTRUMENTS 4.3%
Consumer Discretionary 0.8%
1011778 B.C. Unlimited Liability Company
2024 Term Loan B6, 7.00%, (SOFR + 1.75%), 09/23/30 (b)	3,039	3,005
Aramark Services, Inc.
2019 Term Loan B4, 7.11%, (SOFR + 1.75%), 12/04/26 (b)	173	172
2024 Term Loan B7, 7.25%, (1 Month Term SOFR + 2.00%), 04/06/28 (b)	1,021	1,021
2024 Term Loan B8, 7.25%, (1 Month Term SOFR + 2.00%), 06/24/30 (b)	1,091	1,093
Asplundh Tree Expert, LLC
2021 Term Loan B, 7.10%, (1 Month Term SOFR + 1.75%), 09/07/27 (b)	1,493	1,494
Burlington Coat Factory Warehouse Corporation
Term Loan, 0.00%, (SOFR + 1.75%), 09/19/31 (b) (j)	2,310	2,290
Hilton Domestic Operating Company, Inc.
2023 Term Loan B4, 6.60%, (SOFR + 1.75%), 11/09/30 (b)	1,030	1,029
KFC Holding Co.
2021 Term Loan B, 6.88%, (SOFR + 1.75%), 03/10/28 (b)	1,292	1,295
Marriott Ownership Resorts, Inc.
2024 Term Loan B, 7.50%, (SOFR + 2.25%), 03/17/31 (b)	823	820
Wyndham Hotels & Resorts, Inc.
2024 Term Loan, 7.00%, (1 Month Term SOFR + 1.75%), 05/28/30 (b)	2,958	2,954
		15,173
Industrials 0.7%
Ali Group North America Corporation
2021 Term Loan B, 7.36%, (SOFR + 2.00%), 10/13/28 (b)	1,001	1,004
APi Group DE, Inc.
2024 Term Loan B, 7.25%, (1 Month Term SOFR + 2.00%), 01/03/29 (b)	1,780	1,778
CPI Holdco B LLC
Term Loan, 7.25%, (3 Month Term SOFR + 2.00%), 05/10/31 (b)	145	144
Fleetcor Technologies Operating Company, LLC
2021 Term Loan B4, 7.10%, (SOFR + 1.75%), 04/21/28 (b)	4,579	4,571
Lamar Media Corporation
2020 Term Loan B, 6.85%, (1 Month Term SOFR + 1.50%), 02/06/27 (b)	2,310	2,303
Resideo Funding Inc.
2024 M&A Term Loan B, 7.30%, (3 Month Term SOFR + 2.00%), 05/21/31 (b)	510	510
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 9.03%, (SOFR + 3.75%), 09/16/27 (b)	70	71
Standard Industries Inc.
2021 Term Loan B, 6.92%, (1 Month Term SOFR + 2.00%), 08/05/28 (b)	1,891	1,894
		12,275
Information Technology 0.5%
Cyxtera DC Holdings, Inc.
Term Loan B, 0.00%, (LIBOR + 3.00%), 05/01/26 (b) (h) (k) (l)	107	—
Energizer Holdings, Inc.
2024 Term Loan B, 6.92%, (SOFR + 2.00%), 12/22/27 (b)	1,692	1,692
Gen Digital Inc.
2024 Term Loan B, 7.00%, (SOFR + 1.75%), 01/28/29 (b)	2,567	2,559
Go Daddy Operating Company, LLC
2024 Term Loan B6, 7.25%, (1 Month Term SOFR + 2.00%), 11/12/29 (b)	3,267	3,263
SS&C Technologies Inc.
2024 Term Loan B8, 7.25%, (SOFR + 2.00%), 05/09/31 (b)	1,646	1,645
		9,159
Communication Services 0.5%
Alterra Mountain Company
2024 Term Loan B4, 8.50%, (1 Month Term SOFR + 3.25%), 08/17/28 (b)	461	461
Connect Finco Sarl
2024 Non-Extended Term Loan B, 8.75%, (1 Month Term SOFR + 3.50%), 12/11/26 (b)	35	35
Delta 2 Lux Sarl
Term Loan, 0.00%, (SOFR + 2.00%), 09/10/31 (b) (j)	585	585
Flutter Financing B.V.
Term Loan B, 7.33%, (3 Month Term SOFR + 2.25%), 11/18/30 (b)	2,950	2,949
Lions Gate Capital Holdings LLC
2018 Term Loan B, 7.60%, (SOFR + 2.25%), 03/20/25 (b)	78	78
Six Flags Entertainment Corporation
2024 Term Loan B, 7.20%, (SOFR + 2.00%), 04/18/31 (b)	783	781
WMG Acquisition Corp.
2024 Term Loan B, 6.83%, (SOFR + 1.75%), 01/24/31 (b)	3,850	3,844
Ziggo Financing Partnership
USD Term Loan I, 7.71%, (SOFR + 2.50%), 04/17/28 (b)	60	59
		8,792
Utilities 0.5%
Calpine Corporation
Term Loan B9, 7.25%, (1 Month Term SOFR + 2.00%), 03/22/26 (b)	2,810	2,800
2024 Term Loan B10, 7.25%, (1 Month Term SOFR + 2.00%), 01/31/31 (b)	159	159

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
NRG Energy, Inc.
2024 Term Loan, 7.26%, (3 Month Term SOFR + 2.00%), 03/27/31 (b)	2,502	2,504
Vistra Operations Company LLC
1st Lien Term Loan B3, 7.25%, (1 Month Term SOFR + 2.00%), 12/11/25 (b)	2,949	2,948
		8,411
Materials 0.4%
Axalta Coating Systems U.S. Holdings, Inc.
2024 Term Loan B6, 7.33%, (3 Month Term SOFR + 2.00%), 12/20/29 (b)	769	770
Berry Global, Inc.
2023 Term Loan AA, 7.32%, (SOFR + 1.75%), 07/01/29 (b)	1,203	1,206
Element Solutions Inc.
2023 Term Loan B, 7.25%, (1 Month Term SOFR + 2.00%), 12/09/30 (b)	1,509	1,509
H.B. Fuller Company
2024 Term Loan B, 7.25%, (1 Month Term SOFR + 2.00%), 02/15/30 (b)	1,428	1,429
Reynolds Consumer Products LLC
Term Loan, 7.10%, (SOFR + 1.75%), 01/30/27 (b)	2,323	2,325
		7,239
Health Care 0.3%
Avantor Funding, Inc.
2024 Term Loan, 7.35%, (SOFR + 2.00%), 11/08/27 (b)	1,341	1,348
Catalent Pharma Solutions Inc.
2021 Term Loan B3, 7.03%, (SOFR + 2.00%), 05/18/26 (b)	2,209	2,206
Grifols Worldwide Operations USA, Inc.
2019 USD Term Loan B, 7.40%, (3 Month SOFR + 2.00%), 11/15/27 (b)	1,469	1,426
		4,980
Financials 0.2%
Trans Union, LLC
2019 Term Loan B5, 7.10%, (SOFR + 1.75%), 11/13/26 (b)	771	770
2024 Term Loan B8, 7.00%, (SOFR + 1.75%), 06/06/31 (b)	2,828	2,821
Walker & Dunlop, Inc.
2021 Term Loan, 7.60%, (SOFR + 2.25%), 10/14/28 (b)	632	633
		4,224
Consumer Staples 0.2%
Froneri Lux Finco Sa Rl
Term Loan, 0.00%, (SOFR + 2.00%), 09/16/31 (b) (j)	3,180	3,166
US Foods, Inc.
2019 Term Loan B, 7.36%, (SOFR + 2.00%), 08/14/26 (b)	486	486
		3,652
Real Estate 0.2%
Iron Mountain Incorporated
2023 Term Loan B, 7.25%, (1 Month Term SOFR + 2.25%), 01/31/31 (b)	3,210	3,186
Vestis Corporation
Term Loan, 7.37%, (3 Month Term SOFR + 2.25%), 02/18/31 (b)	466	462
		3,648
Total Senior Floating Rate Instruments (cost $77,671)		77,553
COMMON STOCKS 0.0%
Communication Services 0.0%
Flame Aggregator LLC (h) (k)	—	1
Flame Aggregator LLC (h) (k)	2	14
Total Common Stocks (cost $0)		15
SHORT TERM INVESTMENTS 3.9%
Investment Companies 3.9%
JNL Government Money Market Fund - Class I, 4.82% (m) (n)	70,823	70,823
Total Short Term Investments (cost $70,823)		70,823
Total Investments 95.2% (cost $1,756,136)		1,722,655
Other Derivative Instruments 4.7%		85,639
Other Assets and Liabilities, Net 0.1%		1,277
Total Net Assets 100.0%		1,809,571

(a) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2024, the value and the percentage of net assets of these securities was $55,465 and 3.1% of the Fund.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Convertible security.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(h) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(i) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(j) This senior floating rate interest will settle after September 30, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(k) Non-income producing security.

(l) As of September 30, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/DoubleLine Shiller Enhanced CAPE Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	78,801	608,366	616,344	1,986	—	—	70,823	3.9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Energy Solutions Limited, 4.00%, 08/03/26	06/15/23	1,020	1,067	0.1
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	08/10/22	568	584	—
Adani Ports and Special Economic Zone Limited, 4.00%, 07/30/27	08/01/22	991	1,053	0.1
AI Candelaria (Spain), S.L.U, 7.50%, 12/15/28	06/01/22	1,292	1,322	0.1
Axiata SPV2 Berhad, 4.36%, 03/24/26	01/22/21	832	798	—
Banco Bilbao Vizcaya Argentaria Colombia S.A, 4.88%, 04/21/25	02/18/21	910	892	0.1
Banco BTG Pactual S/A, 4.50%, 01/10/25	01/23/24	448	448	—
Banco Continental S.A.E.C.A., 2.75%, 12/10/25	03/28/24	384	387	—
Banco De Bogota, 6.25%, 05/12/26	08/01/23	1,276	1,305	0.1
Banco de Credito del Peru, 3.13%, 07/01/30	04/05/21	1,151	1,126	0.1
Banco de Credito del Peru, 3.25%, 09/30/31	06/17/21	199	189	—
Banco Industrial S.A., 4.88%, 01/29/31	11/01/23	889	932	0.1
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	05/13/21	1,482	1,479	0.1
Banco Nacional De Comercio Exterior, S.N.C., 2.72%, 08/11/31	08/11/22	1,201	1,274	0.1
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 7.53%, 10/01/28	04/06/23	792	843	—
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico, 5.35%, 11/12/29	04/04/19	880	891	—
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico, 5.13%, 01/18/33	10/18/23	1,222	1,331	0.1
Bharti Airtel Limited, 4.38%, 06/10/25	04/24/24	594	598	—
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	02/16/23	342	364	—
Braskem Netherlands Finance B.V., 8.50%, 01/23/81	07/07/22	1,401	1,401	0.1
Camposol SA, 6.00%, 02/03/27	06/16/21	354	315	—
CEMEX S.A.B. de C.V., 5.45%, 11/19/29	06/20/24	392	404	—
Comision Federal De Electricidad, E.P.E., 4.75%, 02/23/27	06/11/24	971	988	0.1
Compania de Minas Buenaventura S.A.A., 5.50%, 07/23/26	01/19/24	1,063	1,086	0.1
Cosan Luxembourg S.A., 7.00%, 01/20/27	03/31/23	1,450	1,455	0.1
DBS Group Holdings Ltd, 1.82%, 03/10/31	09/15/21	2,185	2,113	0.1
Empresa Electrica Angamos S.p.A., 4.88%, 05/25/29	01/10/20	351	311	—
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	05/11/21	632	620	—
Empresas Publicas de Medellin E.S.P., 4.25%, 07/18/29	06/26/24	262	273	—
EQUATE Petrochemical B.V., 4.25%, 11/03/26	11/12/21	208	197	—
Fenix Power Peru S.A., 4.32%, 09/20/27	12/11/20	1,213	1,158	0.1
Fondo Inbursa, S.A. de C.V. , Sociedad de Inversion de Renta Variable, 4.38%, 04/11/27	11/10/23	1,345	1,367	0.1
Global Bank Corporation, 5.25%, 04/16/29	04/11/23	934	980	0.1
GNL Quintero S.A, 4.63%, 07/31/29	08/04/21	994	934	0.1
Gobierno de la Republica de Guatemala, 4.50%, 05/03/26	07/22/24	1,662	1,679	0.1
Gobierno de La Republica del Paraguay, 5.00%, 04/15/26	07/26/24	895	901	0.1
Gold Fields Orogen Holding (BVI) Limited, 6.13%, 05/15/29	07/02/24	405	419	—
Gruposura Finance, 5.50%, 04/29/26	06/09/21	820	792	—
Guara Norte S.a r.l., 5.20%, 06/15/34	11/21/22	1,409	1,498	0.1
Intergroup Financial Services Corp., 4.13%, 10/19/27	05/03/24	562	581	—
Interoceanica IV Finance Ltd, 0.00%, 11/30/25	12/06/19	45	43	—
ITAU Unibanco Holding SA, 3.88%, 04/15/31	12/15/21	1,154	1,173	0.1
JSW Energy Limited, 4.13%, 05/18/31	11/13/23	422	451	—
LG Chem, Ltd., 3.25%, 10/15/24	06/23/20	801	799	—
Lima Metro Line 2 Finance Limited, 5.88%, 07/05/34	08/24/23	785	807	—
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26	07/16/24	504	507	—
MEGlobal Canada ULC, 5.00%, 05/18/25	03/23/22	601	598	—
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	12/08/23	470	483	—
Millicom International Cellular SA, 6.63%, 10/15/26	03/24/22	449	449	—
Millicom International Cellular SA, 5.13%, 01/15/28	06/21/21	862	875	—
Minerva Luxembourg S.A., 5.88%, 01/19/28	12/06/23	1,672	1,685	0.1
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	01/11/23	390	409	—
MV24 Capital B.V., 6.75%, 06/01/34	09/22/22	1,063	1,154	0.1
NBM US Holdings, Inc., 7.00%, 05/14/26	05/19/23	1,381	1,409	0.1
Network I2I Limited, 5.65% (callable at 100, 01/15/25)	09/06/24	249	249	—
Nexa Resources S.A., 5.38%, 05/04/27	07/25/24	295	299	—
Oleoducto Central S.A., 4.00%, 07/14/27	01/10/23	185	191	—
Ongc Videsh Vankorneft Pte. Ltd., 3.75%, 07/27/26	01/26/23	583	592	—
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	07/07/21	929	933	0.1
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	10/23/20	1,701	1,649	0.1
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls, 5.75%, 04/03/28	05/15/24	343	352	—
Prumo Participacoes E Investimentos SA, 7.50%, 12/31/31	02/07/24	440	449	—
PT Adaro Indonesia, 4.25%, 10/31/24	01/10/24	1,198	1,197	0.1
PT Bank Negara Indonesia (Persero), Tbk., 3.75%, 03/30/26	04/02/24	676	682	—
PT Freeport Indonesia, 4.76%, 04/14/27	09/15/22	980	1,005	0.1
PT Pertamina (Persero), 1.40%, 02/09/26	04/08/24	1,604	1,626	0.1
PT. Indonesia Asahan Aluminium, 4.75%, 05/15/25	05/10/22	1,891	1,895	0.1
PT. Perusahaan Listrik Negara, 4.13%, 05/15/27	03/22/23	291	297	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Reliance Industries Limited, 4.13%, 01/28/25	05/09/24	995	997	0.1
Sociedad Quimica Y Minera De Chile S.A., 4.38%, 01/28/25	05/26/22	1,198	1,195	0.1
Telefonica Celular del Paraguay S.A.E., 5.88%, 04/15/27	08/22/23	246	260	—
TNB Global Ventures Capital Berhad, 3.24%, 10/19/26	01/19/21	719	683	—
United Overseas Bank Limited, 1.75%, 03/16/31	09/27/21	1,995	1,912	0.1
United Overseas Bank Limited, 2.00%, 10/14/31	04/09/24	184	190	—
		63,282	63,850	3.5

JNL/DoubleLine Shiller Enhanced CAPE Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	BCL	11/22/24	63,000	—	5,872
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BCL	03/19/25	101,000	—	687
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	BCL	01/01/25	96,000	—	5,681
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	BCL	03/07/25	77,000	—	1,458
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	BCL	12/13/24	74,000	—	5,816
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	BCL	02/28/25	38,000	—	836
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	BCL	01/31/25	91,000	—	3,651
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	02/20/25	62,000	—	1,478
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	11/07/24	75,000	—	4,381
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	03/13/25	92,000	—	668
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	10/24/24	95,000	—	9,639
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	12/20/24	85,000	—	5,622
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	01/16/25	84,000	—	4,330
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	10/30/24	84,000	—	5,004
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	02/07/25	88,000	—	6,568
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	12/04/24	66,000	—	4,330
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	01/22/25	86,000	—	3,007
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	11/13/24	36,000	—	2,212
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	10/02/24	99,000	—	3,687
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	01/08/25	69,000	—	3,197
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	10/11/24	73,000	—	4,235
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	02/12/25	72,000	—	1,345
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	10/11/24	28,000	—	1,935
					—	85,639

‡Shiller Barclays CAPE US Sector Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE Ratio (the "Relative CAPE Indicator") and that possess relatively strong price momentum over the period of six months. Each U.S. sector is represented by an ETF that invests primarily in equity securities of companies in the relevant sector. The components of the index are publicly available at

https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E#constituents

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Shiller Enhanced CAPE Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	805,112	—	805,112
Government And Agency Obligations	—	546,884	—	546,884
Corporate Bonds And Notes	—	222,256	12	222,268
Senior Floating Rate Instruments	—	77,553	—	77,553
Common Stocks	—	—	15	15
Short Term Investments	70,823	—	—	70,823
	70,823	1,651,805	27	1,722,655
Assets - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	—	85,639	—	85,639
	—	85,639	—	85,639

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/DoubleLine Total Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 58.7%
Mortgage-Backed Securities 35.5%
Federal Home Loan Mortgage Corporation
3.00%, 06/01/43 - 03/01/52	86,123	78,978
4.00%, 09/01/43 - 01/01/53	29,100	28,041
3.50%, 01/01/48	2,248	2,123
2.50%, 09/01/50 - 12/01/50	18,827	16,326
4.50%, 08/01/52	7,599	7,473
5.50%, 02/01/53 - 07/01/54	33,764	34,611
6.00%, 08/01/53 - 05/01/54	77,510	80,717
6.50%, 01/01/54	14,095	14,979
Federal National Mortgage Association, Inc.
4.50%, 04/01/26 - 06/01/52	12,743	12,534
6.18%, 12/01/28	8,337	8,802
4.96%, 05/01/29	9,685	9,880
2.48%, 11/01/29	16,551	15,280
1.90%, 05/01/30	10,000	8,952
5.45%, 01/01/31	6,907	7,175
5.81%, 06/01/31	17,862	18,747
2.63%, 04/01/32	62,149	55,199
1.83%, 11/01/33	6,300	5,215
3.00%, 03/01/35 - 04/01/51	46,136	42,126
3.50%, 09/01/43 - 04/01/52	46,376	43,617
4.00%, 01/01/44 - 10/01/49	35,629	34,773
2.50%, 09/01/50 - 03/01/51	62,886	54,898
2.00%, 10/01/50 - 02/01/51	40,958	34,175
5.00%, 08/01/52 - 05/01/53	26,264	26,582
5.50%, 05/01/53 - 09/01/54	36,640	37,538
6.00%, 02/01/54	17,057	17,654
Government National Mortgage Association
3.50%, 10/20/45	1,167	1,097
2.50%, 08/20/51	31,418	27,481
		724,973
Collateralized Mortgage Obligations 12.2%
Connecticut Avenue Securities Trust 2024-R04
Series 2024-1A1-R04, REMIC, 6.28%, (SOFR 30-Day Average + 1.00%), 05/25/44 (a)	14,699	14,686
Federal Home Loan Mortgage Corporation
Series A-4260, REMIC, 3.00%, 02/15/32	322	320
Series UB-4247, REMIC, 3.00%, 09/15/33	6,199	5,909
Series EB-4247, REMIC, 3.50%, 09/15/33	3,980	3,887
Series 2021-M2-HQA2, REMIC, 7.33%, (SOFR 30-Day Average + 2.05%), 12/27/33 (a)	5,010	5,114
Interest Only, Series SP-3770, REMIC, 1.04%, (6.39% - (SOFR 30-Day Average * 1)), 11/15/40 (a)	133	2
Interest Only, Series SM-3780, REMIC, 1.04%, (6.39% - (SOFR 30-Day Average * 1)), 12/15/40 (a)	4,572	528
Series SL-4061, REMIC, 0.00%, (6.86% - (SOFR 30-Day Average * 1.75)), 06/15/42 (a)	36	19
Series KM-4141, REMIC, 1.75%, 12/15/42	7,599	6,579
Series CS-4156, REMIC, 0.00%, (5.26% - (SOFR 30-Day Average * 1.2)), 01/15/43 (a)	3,279	2,443
Series 2023-M1B-HQA2, REMIC, 8.63%, (SOFR 30-Day Average + 3.35%), 06/25/43 (a)	3,000	3,147
Series UZ-4508, REMIC, 3.00%, 07/15/43	542	450
Series LZ-4410, REMIC, 4.00%, 11/15/44	2,204	2,063
Series GZ-4612, REMIC, 3.00%, 09/15/46	23,887	21,537
Series DZ-4894, REMIC, 3.50%, 06/15/49	4,917	4,551
Interest Only, Series ID-5159, REMIC, 3.00%, 10/25/49	18,736	3,083
Series ZP-5028, REMIC, 1.50%, 10/25/50	6,877	3,304
Series NH-5250, REMIC, 3.00%, 08/25/52	24,493	21,457
Interest Only, Series MS-4291, REMIC, 0.44%, (5.79% - (SOFR 30-Day Average * 1)), 01/15/54 (a)	1,886	214
Federal National Mortgage Association, Inc.
Interest Only, Series C26-437, 4.50%, 01/25/52	19,936	4,884
Interest Only, Series C60-426, 3.50%, 02/25/52	17,945	3,429
Interest Only, Series C8-437, 2.50%, 06/25/52	31,501	4,919
Series 2013-QZ-54, REMIC, 3.00%, 06/25/33	200	188
Interest Only, Series 2005-S-2, REMIC, 1.21%, (6.49% - (SOFR 30-Day Average * 1)), 02/25/35 (a)	2,097	167
Series 2010-KD-120, REMIC, 4.00%, 10/25/40	248	238
Interest Only, Series 2011-ES-93, REMIC, 1.11%, (6.39% - (SOFR 30-Day Average * 1)), 09/25/41 (a)	765	94
Series 2013-PB-59, REMIC, 2.00%, 09/25/41	1,151	1,097
Interest Only, Series 2018-ST-25, REMIC, 0.66%, (5.94% - (SOFR 30-Day Average * 1)), 03/25/42 (a)	5,710	515
Series 2012-BZ-14, REMIC, 4.00%, 03/25/42	661	642
Series 2012-CZ-87, REMIC, 3.00%, 08/25/42	9,841	9,099
Series 2014-GZ-85, REMIC, 3.00%, 12/25/44	13,463	12,091
Series 2018-LZ-38, REMIC, 3.50%, 06/25/48	17,848	15,396
Series 2021-QL-47, REMIC, 2.50%, 07/25/51	10,255	7,195
Series 2022-ZQ-16, REMIC, 3.50%, 04/25/52	8,337	6,871
Government National Mortgage Association
Series 2012-Z-32, REMIC, 3.50%, 03/20/42	1,033	971
Interest Only, Series 2020-KI-16, REMIC, 3.50%, 02/20/50	9,054	1,703
Interest Only, Series 2020-IH-86, REMIC, 3.00%, 06/20/50	12,782	2,070
Interest Only, Series 2020-WI-86, REMIC, 3.00%, 06/20/50	25,892	4,402
Interest Only, Series 2021-IL-77, REMIC, 3.00%, 07/20/50	9,120	1,462
Interest Only, Series 2022-SA-22, REMIC, 0.00%, (3.60% - (SOFR 30-Day Average * 1)), 08/20/50 (a)	11,647	335
Interest Only, Series 2020-IE-160, REMIC, 2.50%, 10/20/50	36,514	5,266
Interest Only, Series 2020-MI-151, REMIC, 2.50%, 10/20/50	35,134	4,852
Interest Only, Series 2020-SB-185, REMIC, 1.22%, (6.19% - (1 Month Term SOFR * 1)), 12/20/50 (a)	36,900	5,814
Interest Only, Series 2021-IM-15J, REMIC, 2.50%, 01/20/51	46,255	6,776
Interest Only, Series 2022-IA-218, REMIC, 2.50%, 01/20/51	27,888	3,651
Interest Only, Series 2021-IB-30, REMIC, 2.50%, 02/20/51	25,175	3,535
Interest Only, Series 2023-IO-19, REMIC, 2.50%, 02/20/51	39,474	5,550
Interest Only, Series 2021-IM-24, REMIC, 3.00%, 02/20/51	15,048	2,471
Interest Only, Series 2021-S-59, REMIC, 0.00%, (2.60% - (SOFR 30-Day Average * 1)), 04/20/51 (a)	16,590	256
Interest Only, Series 2021-SL-58, REMIC, 0.00%, (3.64% - (1 Month Term SOFR * 1)), 04/20/51 (a)	51,725	1,895
Interest Only, Series 2021-IK-114, REMIC, 3.00%, 06/20/51	35,704	6,034
Series 2021-LZ-177, REMIC, 3.00%, 10/20/51	16,909	10,846
Interest Only, Series 2022-IO-83, REMIC, 2.50%, 11/20/51	39,319	5,626
Interest Only, Series 2021-IQ-209, REMIC, 3.50%, 11/20/51	19,504	3,682
Series 2022-Z-25, REMIC, 3.00%, 02/20/52	8,369	6,509
		249,824
U.S. Treasury Bond 7.4%
Treasury, United States Department of
1.13%, 05/15/40 - 08/15/40	62,883	41,246
1.38%, 11/15/40 - 08/15/50	56,198	36,991
1.88%, 02/15/41	57,170	41,913
2.00%, 11/15/41	3,300	2,426
2.50%, 02/15/45	32,200	24,603
1.25%, 05/15/50	300	160
1.63%, 11/15/50	7,750	4,556
		151,895
Commercial Mortgage-Backed Securities 2.3%
Federal National Mortgage Association, Inc.
Series 2022-A1X-M4, REMIC, 2.55%, 05/25/30 (a)	13,818	12,969
Interest Only, Series 2020-X1-M15, REMIC, 1.56%, 09/25/31 (a)	36,937	2,413

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Government National Mortgage Association
Interest Only, Series 2021-IO-84, REMIC, 0.79%, 04/16/61 (a)	74,639	3,985
Interest Only, Series 2022-IO-14, REMIC, 0.66%, 12/16/61 (a)	37,520	1,830
Interest Only, Series 2021-IO-20, REMIC, 1.15%, 08/16/62 (a)	57,763	4,647
Interest Only, REMIC, 0.82%, 02/16/63 (a)	53,608	3,205
Interest Only, Series 2021-IO-52, REMIC, 0.72%, 04/16/63 (a)	65,603	3,522
Interest Only, Series 2021-IO-45, REMIC, 0.81%, 04/16/63 (a)	10,782	644
Interest Only, Series 2021-IO-22, REMIC, 0.97%, 05/16/63 (a)	17,866	1,258
Interest Only, Series 2021-IO-129, REMIC, 0.98%, 06/16/63 (a)	78,437	5,416
Interest Only, Series 2021-IO-79, REMIC, 0.88%, 08/16/63 (a)	40,869	2,659
Interest Only, Series 2022-IO-130, REMIC, 0.38%, 11/16/63 (a)	78,359	2,767
Interest Only, Series 2022-IO-118, REMIC, 0.64%, 06/16/64 (a)	28,856	1,448
		46,763
U.S. Treasury Note 1.3%
Treasury, United States Department of
0.75%, 03/31/26	28,500	27,258
Total Government And Agency Obligations (cost $1,241,241)		1,200,713
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 39.6%
AASET 2024-1
Series 2024-A2-1A, 6.26%, 05/16/31	2,459	2,545
Series 2024-B-1A, 6.90%, 05/16/31 (b)	996	1,023
ABFC 2007-WMC1 Trust
Series 2007-A1A-WMC1, REMIC, 6.22%, (1 Month Term SOFR + 1.36%), 06/25/37 (a) (c)	3,263	2,295
Affirm Asset Securitization Trust 2023-B
Series 2023-A-B, 6.82%, 04/15/26	5,000	5,101
Aircraft Lease Securitisation Limited
Series 2007-2F5-M1, REMIC, 4.15%, 12/25/28 (a) (c)	2,181	1,826
Aligned Data Centers Issuer, LLC
Series 2021-A2-1A, 1.94%, 08/17/26	5,000	4,744
Series 2021-B-1A, 2.48%, 08/17/26	4,000	3,753
Series 2023-A2-1A, 6.00%, 08/15/28	1,500	1,530
Allegro CLO V-S Ltd
Series 2024-A1-2A, 6.78%, (3 Month Term SOFR + 1.50%), 07/24/37 (a)	3,000	3,012
Alternative Loan Trust 2005-43
Series 2005-A2-23CB, REMIC, 5.50%, 07/25/35	1,610	1,338
Alternative Loan Trust 2005-45
Series 2005-2A1-53T2, REMIC, 6.00%, 11/25/35 (a)	13,538	8,548
Alternative Loan Trust 2006-15CB
Series 2006-1A7-23CB, REMIC, 6.00%, 08/25/36	1,030	1,009
Alternative Loan Trust 2006-19CB
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	4,962	2,974
Alternative Loan Trust 2006-OC8
Series 2006-1A2-OC8, REMIC, 5.29%, (1 Month Term SOFR + 0.43%), 11/25/36 (a) (c)	2,907	2,685
Alternative Loan Trust 2007-3T1
Series 2007-1A6-3T1, REMIC, 6.25%, 04/25/37	10,882	5,216
Alternative Loan Trust 2007-5CB
Interest Only, Series 2007-1A5-5CB, REMIC, 0.43%, (5.29% - (1 Month Term SOFR * 1)), 04/25/37 (a)	3,081	329
Series 2007-1A6-5CB, REMIC, 5.57%, (1 Month Term SOFR + 0.71%), 04/25/37 (a)	3,081	1,220
AMSR 2019-SFR1 Trust
Series 2019-E-SFR1, REMIC, 3.47%, 01/20/27	3,300	3,168
Apidos CLO XLVIII Ltd
Series 2024-A1-48A, 6.76%, (3 Month Term SOFR + 1.44%), 07/27/37 (a)	2,000	2,006
Arbor Realty Collateralized Loan Obligation Ltd
Series 2022-A-FL1, 6.79%, (SOFR 30-Day Average + 1.45%), 01/15/37 (a)	2,451	2,445
Arbor Realty Commercial Real Estate Notes 2021-FL4, Ltd.
Series 2021-A-FL4, 6.56%, (1 Month Term SOFR + 1.46%), 11/17/36 (a)	2,572	2,569
AREIT 2024-CRE9 Ltd
Series 2024-A-CRE9, 6.78%, (1 Month Term SOFR + 1.69%), 01/17/29 (a) (c)	900	900
Ares LIX CLO Ltd
Series 2021-B1-59A, 6.95%, (3 Month Term SOFR + 1.66%), 04/25/34 (a)	3,000	3,000
Banc of America Alternative Loan Trust 2006-4
Series 2006-5CB1-4, REMIC, 6.50%, 05/25/36	2,411	2,179
Bank 2020-BNK25
Series 2020-AS-BN25, REMIC, 2.84%, 01/17/30	306	267
Battalion CLO XI Ltd.
Series 2017-BR-11A, 7.26%, (3 Month Term SOFR + 1.98%), 04/24/34 (a)	1,000	1,001
Battalion CLO XXIII Ltd.
Series 2022-A1R-23A, 6.56%, (3 Month Term SOFR + 1.42%), 10/15/37 (a)	1,000	1,001
BBCMS 2018-TALL Mortgage Trust
Series 2018-F-TALL, REMIC, 8.53%, (1 Month Term SOFR + 3.43%), 03/16/37 (a) (c)	6,125	4,240
BBCMS Mortgage Trust 2021-C10
Interest Only, Series 2021-XA-C10, REMIC, 1.34%, 07/17/54 (a)	21,553	1,262
BBCMS Mortgage Trust 2021-C11
Interest Only, Series 2021-XA-C11, REMIC, 1.48%, 09/17/54 (a)	42,592	2,696
BBCMS Mortgage Trust 2021-C12
Interest Only, Series 2021-XA-C12, REMIC, 1.06%, 11/18/54 (a)	12,380	567
BBCMS Mortgage Trust 2021-C9
Interest Only, Series 2021-XA-C9, REMIC, 1.72%, 02/18/54 (a)	35,118	2,549
BBCMS Mortgage Trust 2024-5C29
Series 2024-A3-5C29, REMIC, 5.21%, 09/17/29	2,629	2,692
BBCMS Trust 2018-CBM
Series 2018-A-CBM, REMIC, 6.14%, (1 Month Term SOFR + 1.05%), 07/15/37 (a) (c)	1,599	1,583
BDS 2024-FL13 LLC
Series 2024-A-FL13, 6.93%, (1 Month Term SOFR + 1.65%), 06/19/29 (a)	2,600	2,598
Bear Stearns Asset Backed Securities I LLC
Series 2006-21A3-AC2, REMIC, 6.00%, 03/25/36	119	118
Benchmark 2018-B7 Mortgage Trust
Interest Only, Series 2018-XA-B7, REMIC, 0.56%, 05/16/53 (a)	84,579	1,079
Benchmark 2020-B19 Mortgage Trust
Interest Only, Series 2020-XA-B19, REMIC, 1.87%, 09/17/53 (a)	35,629	2,068
Benchmark 2021-B27 Mortgage Trust
Interest Only, Series 2021-XA-B27, REMIC, 1.37%, 07/17/54 (a)	20,099	1,146
Benchmark 2021-B29 Mortgage Trust
Interest Only, Series 2021-XB-B29, REMIC, 0.81%, 09/17/54 (a)	38,734	1,548
Benchmark 2024-V10 Mortgage Trust
Series 2024-A3-V10, REMIC, 5.28%, 09/17/29	2,650	2,714
Benchmark 2024-V9 Mortgage Trust
Series 2024-A3-V9, REMIC, 5.60%, 08/17/29	2,636	2,734
BlueMountain CLO 2014-2 Ltd
Series 2014-BR2-2A, 7.29%, (3 Month Term SOFR + 2.01%), 10/21/30 (a)	3,000	3,005
BPR Trust 2021-TY
Series 2021-A-TY, REMIC, 6.26%, (1 Month Term SOFR + 1.16%), 09/15/38 (a)	2,580	2,557
Bravo Residential Funding Trust 2020-RPL1
Series 2020-M1-RPL1, REMIC, 3.25%, 05/25/59 (a)	4,500	4,270
BRAVO Residential Funding Trust 2023-NQM5
Series 2023-A1-NQM5, REMIC, 6.51%, 06/25/63 (c)	14,433	14,670

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Bridge Street CLO I Ltd
Series 2020-A1R-1A, 6.89%, (3 Month Term SOFR + 1.55%), 07/20/37 (a)	10,000	10,037
Bridge Street CLO IV Ltd
Series 2024-A-1A, 6.92%, (3 Month Term SOFR + 1.60%), 04/20/37 (a)	1,000	1,005
BX Commercial Mortgage Trust 2021-CIP
Series 2021-A-CIP, REMIC, 6.13%, (1 Month Term SOFR + 1.04%), 12/15/26 (a)	2,977	2,957
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-E-VOLT, REMIC, 7.21%, (1 Month Term SOFR + 2.11%), 09/15/36 (a)	3,062	3,039
BX Commercial Mortgage Trust 2021-XL2
Series 2021-A-XL2, REMIC, 5.90%, (1 Month Term SOFR + 0.80%), 10/15/38 (a)	1,781	1,767
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 6.11%, (1 Month Term SOFR + 1.01%), 02/15/39 (a)	1,746	1,737
BX Commercial Mortgage Trust 2024-AIRC
Series 2024-A-AIRC, REMIC, 6.79%, 08/17/26 (a)	1,780	1,782
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (a)	4,941	4,425
CAL Funding IV Ltd.
Series 2020-A-1A, REMIC, 2.22%, 03/27/28	1,980	1,851
Carlyle Global Market Strategies Euro CLO 2016-1 Designated Activity Company
Series 2016-A1R2-1A, 6.68%, (3 Month Term SOFR + 1.40%), 04/20/34 (a)	2,000	2,001
Carlyle US CLO 2017-2, Ltd.
Series 2017-AR2-2A, 6.83%, (3 Month Term SOFR + 1.49%), 07/20/37 (a)	2,500	2,509
Carrington Mortgage Loan Trust, Series 2007-RFC1
Series 2007-A3-RFC1, REMIC, 5.11%, (1 Month Term SOFR + 0.25%), 09/25/36 (a) (c)	2,316	2,254
Carval CLO IX-C Ltd.
Series 2024-A-1A, 6.96%, (3 Month Term SOFR + 1.68%), 04/20/37 (a)	1,000	1,005
Carval CLO X-C Ltd.
Series 2024-A-2A, 6.75%, (3 Month Term SOFR + 1.46%), 07/20/37 (a)	4,000	4,018
CBAM 2017-2 Ltd
Series 2017-BR-2A, 7.40%, (3 Month Term SOFR + 2.11%), 07/17/34 (a)	1,500	1,503
CD 2017-CD6 Mortgage Trust
Series 2017-C-CD6, REMIC, 4.37%, 11/15/27 (a)	243	218
Cedar Funding IX CLO Ltd
Series 2018-AR-9A, 6.71%, (3 Month Term SOFR + 1.42%), 07/20/37 (a)	1,000	1,000
CFCRE 2016-C4 Mortgage Trust
Interest Only, Series 2016-XA-C4, REMIC, 1.73%, 05/10/58 (a)	60,689	897
Chase Mortgage Finance Trust Series 2006-S2
Series 2006-2A1-S2, REMIC, 6.00%, 10/25/36	6,428	2,531
CHL Mortgage Pass-Through Trust 2006-18
Series 2006-1A35-20, REMIC, 6.00%, 02/25/37	1,991	976
CHL Mortgage Pass-Through Trust 2007-8
Series 2007-1A5-8, REMIC, 5.44%, 01/25/38	2,117	858
CIM Trust 2023-R4
Series 2023-A1-R4, REMIC, 5.00%, 05/25/62	7,203	7,253
Citigroup Commercial Mortgage Trust 2016-GC36
Interest Only, Series 2016-XA-GC36, REMIC, 1.36%, 02/12/49 (a)	18,738	204
Citigroup Commercial Mortgage Trust 2016-P3
Interest Only, Series 2016-XA-P3, REMIC, 1.81%, 04/16/49 (a)	14,144	193
Citigroup Mortgage Loan Trust 2007-AR8
Series 2007-1A1A-AR8, REMIC, 4.04%, 07/25/47 (a)	1,309	1,109
Citigroup Mortgage Loan Trust 2021-JL1
Series 2021-A-JL1, REMIC, 2.75%, 02/25/62 (a)	868	822
CMALT (Citimortgage Alternative Loan Trust), Series 2006-A4
Series 2006-1A1-A4, REMIC, 6.00%, 09/25/36	1,024	914
CMALT (Citimortgage Alternative Loan Trust), Series 2007-A5
Series 2007-1A11-A5, REMIC, 6.00%, 05/25/37	746	694
COLT 2023-1 Mortgage Loan Trust
Series 2023-A1-1, REMIC, 6.05%, 04/25/68 (c)	5,602	5,637
COLT 2023-2 Mortgage Loan Trust
Series 2023-A1-2, REMIC, 6.60%, 07/25/68	4,196	4,258
COMM 2013-CCRE12 Mortgage Trust
Interest Only, Series 2013-XA-CR12, REMIC, 0.74%, 10/15/46 (a)	2,192	13
COMM 2015-CCRE26 Mortgage Trust
Interest Only, Series 2015-XA-CR26, REMIC, 1.04%, 10/13/48 (a)	24,137	101
COMM 2015-DC1 Mortgage Trust
Interest Only, Series 2015-XA-DC1, REMIC, 1.07%, 02/12/48 (a)	17,147	—
COMM 2016-DC2 Mortgage Trust
Series 2016-C-DC2, REMIC, 4.81%, 02/12/26 (a)	1,340	1,269
Interest Only, Series 2016-XA-DC2, REMIC, 1.07%, 02/12/49 (a)	13,762	113
COMM 2018-HCLV Mortgage Trust
Series 2018-A-HCLV, REMIC, 6.39%, (1 Month Term SOFR + 1.30%), 09/15/33 (a)	2,125	1,980
CommonBond Student Loan Trust 2018-B-GS
Series 2018-C-BGS, REMIC, 4.12%, 08/25/28	85	73
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-7A1-11, REMIC, 6.00%, 12/25/35	5,108	2,757
Credit Suisse Securities (USA) LLC
Series 2005-3A2-9, REMIC, 6.00%, 10/25/35	4,005	1,277
Series 2006-2A3-2, REMIC, 6.00%, 03/25/36	2,235	930
CSAIL 2015-C1 Commercial Mortgage Trust
Interest Only, Series 2015-XA-C1, REMIC, 0.87%, 04/15/50 (a)	11,493	13
CSAIL 2015-C4 Commercial Mortgage Trust
Series 2015-C-C4, REMIC, 4.71%, 11/18/25 (a)	1,911	1,827
CSAIL 2019-C16 Commercial Mortgage Trust
Interest Only, Series 2019-XA-C16, REMIC, 1.70%, 06/17/52 (a)	8,736	469
CSMC 2020-SPT1 Trust
Series 2020-M1-SPT1, REMIC, 3.39%, 04/25/65 (a)	7,000	6,569
CSMC 2021-B33
Series 2021-A1-B33, REMIC, 3.05%, 10/10/31	977	907
Series 2021-A2-B33, REMIC, 3.17%, 10/10/31	2,130	1,888
CSMC 2021-JR1 Trust
Series 2021-A1-JR1, REMIC, 2.46%, 09/27/66 (a)	284	284
CSMC 2021-RPL3 Trust
Series 2021-A1-RPL3, REMIC, 2.00%, 01/25/60 (a)	7,936	7,024
CSMCM Trust
Series 2018-CERT-SP3, 4.97%, 09/25/58 (a)	14,968	12,897
Databank Issuer, LLC
Series 2021-A2-1A, 2.06%, 02/25/26	2,000	1,908
DBCG 2017-BBG Mortgage Trust
Series 2017-A-BBG, REMIC, 8.50%, (Prime + 0.00%), 06/15/34 (a)	1,725	1,728
DBJPM 2016-C1 Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.51%, 05/12/49 (a)	19,989	253
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-2
Series 2007-2A1-2, REMIC, 5.27%, (1 Month Term SOFR + 0.41%), 09/25/47 (a) (c)	9,522	8,246
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-Ar1
Series 2006-A2B-AB1, REMIC, 5.60%, 02/25/36 (a)	3,022	2,800
Series 2006-1A3-AR1, REMIC, 5.63%, (1 Month Term SOFR + 0.77%), 02/25/36 (a) (c)	7,280	7,304
DOLP Trust 2021-NYC
Series 2021-D-NYC, REMIC, 3.70%, 05/12/31	550	435

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Dryden 53 CLO Ltd., Series 2017-53A
Series 2017-B-53A, 6.96%, (3 Month Term SOFR + 1.66%), 01/15/31 (a)	1,000	1,002
Empower CLO 2024-1 Ltd
Series 2024-A1-1A, 6.93%, (3 Month Term SOFR + 1.60%), 04/27/37 (a)	5,000	5,029
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 6.29%, (1 Month Term SOFR + 1.19%), 07/15/38 (a)	2,406	2,401
First Franklin Mortgage Loan Trust, Series 2007-FF2
Series 2007-A1-FF2, REMIC, 5.25%, (1 Month Term SOFR + 0.25%), 03/25/37 (a) (c)	5,000	2,603
First Horizon Mortgage Pass-Through Trust 2006-AR1
Series 2006-1A2-FA2, REMIC, 6.00%, 05/25/36	2,545	1,084
FirstKey Homes 2020-SFR1 Trust
Series 2020-D-SFR1, 2.24%, 09/17/25	5,100	4,961
FMC GMSR Issuer Trust
Series 2021-A-GT1, 3.62%, 07/25/26 (c)	10,500	9,844
Series 2021-A-GT2, 3.85%, 10/25/26	11,300	10,649
FS Rialto 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 6.43%, (1 Month Term SOFR + 1.33%), 05/18/38 (a) (c)	2,526	2,515
Galaxy XXII CLO Ltd
Series 2016-ARR-22A, 6.75%, (3 Month Term SOFR + 1.46%), 04/17/34 (a)	4,500	4,500
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	1,110	1,050
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	2,397	2,029
Grace Trust
Series 2020-D-GRCE, REMIC, 2.77%, 12/12/30 (a)	1,845	1,512
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 6.23%, (1 Month Term SOFR + 1.13%), 07/15/39 (a)	2,558	2,549
GS Mortgage Securities Corp Trust 2018-TWR
Series 2018-A-TWR, REMIC, 6.04%, (1 Month Term SOFR + 0.95%), 07/15/31 (a)	436	366
Series 2018-D-TWR, REMIC, 6.74%, (1 Month Term SOFR + 1.65%), 07/15/31 (a)	1,000	201
Series 2018-E-TWR, REMIC, 7.24%, (1 Month Term SOFR + 2.15%), 07/15/31 (a)	1,000	120
Series 2018-F-TWR, REMIC, 7.94%, (1 Month Term SOFR + 2.85%), 07/15/31 (a)	1,000	60
Series 2018-G-TWR, REMIC, 9.07%, (1 Month Term SOFR + 3.97%), 07/15/31 (a)	1,000	30
GS Mortgage Securities Corp.
Series 2006-AF5B-7, REMIC, 6.72%, 03/25/46 (a) (c)	3,720	1,408
GS Mortgage Securities Trust 2014-GC24
Interest Only, Series 2014-XA-GC24, REMIC, 0.61%, 09/12/47 (a)	4,557	3
GS Mortgage Securities Trust 2015-GC34
Series 2015-B-GC34, REMIC, 4.47%, 10/10/25 (a)	782	628
Interest Only, Series 2015-XA-GC34, REMIC, 1.35%, 10/13/48 (a)	19,882	199
GS Mortgage Securities Trust 2015-GS1
Series 2015-AS-GS1, REMIC, 4.04%, 11/13/25 (a)	2,462	2,345
Interest Only, Series 2015-XA-GS1, REMIC, 0.90%, 11/13/48 (a)	31,297	180
GS Mortgage Securities Trust 2016-GS3
Interest Only, Series 2016-XA-GS3, REMIC, 1.31%, 10/13/49 (a)	22,777	373
GS Mortgage Securities Trust 2017-GS7
Series 2017-C-GS7, REMIC, 4.24%, 07/12/27	4,800	4,196
Interest Only, Series 2017-C-2, REMIC, 1.22%, 08/12/50 (a)	32,078	665
GS Mortgage Securities Trust 2018-GS9
Series 2018-C-GS9, REMIC, 4.49%, 03/10/28 (a)	2,000	1,790
GS Mortgage Securities Trust 2019-GC38
Interest Only, Series 2019-XA-GC38, REMIC, 1.17%, 02/12/52 (a)	37,213	1,359
GS Mortgage Securities Trust 2020-GC45
Interest Only, Series 2020-XA-GC45, REMIC, 0.77%, 02/14/53 (a)	48,023	1,358
GSR Mortgage Loan Trust 2006-OA1
Series 2006-3A2-OA1, REMIC, 4.74%, (COFI 11D (11th District Cost of Funds) + 1.50%), 08/25/46 (a)	12,564	2,213
Gulf Stream Meridian 4 Ltd
Series 2021-A1-4A, 6.76%, (3 Month Term SOFR + 1.46%), 07/17/34 (a)	2,500	2,500
GWT Commercial Mortgage Trust 2024-WLF2
Series 2024-A-WLF2, REMIC, 6.99%, (1 Month Term SOFR + 1.75%), 05/15/26 (a)	2,500	2,500
Halcyon Loan Advisors Funding 2013-2 Ltd.
Series 2013-D-2A, 9.31%, (3 Month Term SOFR + 4.06%), 08/01/25 (a)	175	98
HalseyPoint CLO I, Ltd
Series 2019-B1-1A, 7.74%, (3 Month Term SOFR + 2.46%), 01/20/33 (a)	3,000	3,004
HalseyPoint CLO II, Ltd.
Series 2020-AR-2A, 6.73%, (3 Month Term SOFR + 1.52%), 07/20/37 (a)	6,000	6,022
HERO Funding Trust 2016-4A
Series 2016-A2-4A, REMIC, 4.29%, 09/20/37	1,520	1,441
Home Partners of America 2018-1 Trust
Series 2021-D-1, REMIC, 2.48%, 09/19/29	2,200	1,904
Series 2021-E-1, REMIC, 2.58%, 09/19/29	1,006	848
Series 2021-F-1, REMIC, 3.33%, 09/19/29	1,159	986
HOMES Trust
Series 2023-A1-NQM2, REMIC, 6.46%, 02/25/68 (c)	4,104	4,154
HSI Asset Securitization Corporation Trust 2007-NC1
Series 2007-A2-NC1, REMIC, 5.25%, (1 Month Term SOFR + 0.25%), 04/25/37 (a) (c)	1,870	1,260
Series 2007-A4-NC1, REMIC, 5.53%, (1 Month Term SOFR + 0.39%), 04/25/37 (a) (c)	8,801	6,010
IndyMac INDA Mortgage Loan Trust 2006-AR2
Series 2006-4A1-AR2, REMIC, 4.66%, 09/25/36 (a)	582	560
IndyMac MBS, Inc.
Series 2005-A6-A8CB, REMIC, 5.00%, 07/25/35	6,444	3,640
Ixis Real Estate Capital Trust 2006-HE1
Series 2006-A4-HE1, REMIC, 5.57%, (1 Month Term SOFR + 0.71%), 03/25/36 (a) (c)	4,043	2,005
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP
Series 2020-E-LOOP, REMIC, 3.99%, 12/07/26 (a)	2,666	419
J.P. Morgan Mortgage Acquisition Trust 2006-HE3
Series 2006-A3-HE3, REMIC, 5.19%, (1 Month Term SOFR + 0.33%), 01/25/34 (a) (c)	4,105	3,732
Series 2006-A4-HE3, REMIC, 5.29%, (1 Month Term SOFR + 0.43%), 07/25/36 (a) (c)	1,534	1,403
Series 2006-A5-HE3, REMIC, 5.45%, (1 Month Term SOFR + 0.59%), 11/25/36 (a) (c)	3,968	3,647
Series 2006-A5-WMC4, REMIC, 1.93%, (1 Month Term SOFR + 0.32%), 12/25/36 (a) (c)	19,952	10,292
J.P. Morgan Resecuritization Trust, Series 2009-10 Trust
Series 2009-4A2-10, REMIC, 1.36%, 03/26/37 (a)	909	990
JPMBB Commercial Mortgage Securities Trust 2014-C21
Series 2014-C-C21, REMIC, 4.72%, 08/16/47 (a)	1,490	1,468
JPMBB Commercial Mortgage Securities Trust 2015-C33
Series 2015-C-C33, REMIC, 4.79%, 11/18/25 (a)	2,224	1,987
JPMCC Commercial Mortgage Securities Trust 2016-JP2
Series 2016-B-JP2, REMIC, 3.46%, 07/17/26	5,081	4,545
JPMDB Commercial Mortgage Securities Trust 2016-C2
Interest Only, Series 2016-XA-C2, REMIC, 1.62%, 06/17/49 (a)	17,490	258

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JPMDB Commercial Mortgage Securities Trust 2019-COR6
Series 2019-AS-COR6, REMIC, 3.41%, 11/15/29	4,415	3,792
JPMDB Commercial Mortgage Securities Trust 2020-COR7
Interest Only, Series 2020-XA-COR7, REMIC, 1.76%, 05/15/53 (a)	38,154	2,238
JPMorgan Chase Bank, N.A.
Series 2022-A-NLP, REMIC, 5.69%, (1 Month Term SOFR + 0.60%), 04/15/37 (a)	2,636	2,564
Katayma CLO I, Ltd.
Series 2023-A1-1A, 7.39%, (3 Month Term SOFR + 2.00%), 10/20/36 (a)	5,000	5,042
Series 2023-B-1A, 8.04%, (3 Month Term SOFR + 2.65%), 10/20/36 (a)	1,000	1,012
Katayma CLO II, Ltd.
Series 2024-A1-2A, 6.94%, (3 Month Term SOFR + 1.65%), 04/20/37 (a)	1,000	1,005
KREF 2021-FL2 Ltd.
Series 2021-A-FL2, 6.27%, (1 Month Term SOFR + 1.18%), 02/17/39 (a) (c)	659	651
Labrador Aviation Finance Limited
Series 2016-A1-1A, 4.30%, 01/15/42 (c)	9,779	9,052
LFT CRE 2021-FL1 LLC
Series 2021-B-FL1, 6.96%, (1 Month Term SOFR + 1.86%), 06/17/39 (a)	2,600	2,551
LSTAR Commercial Mortgage Trust 2017-5
Interest Only, Series 2017-X-5, REMIC, 0.99%, 03/11/50 (a)	30,238	420
Magnetite XL, Limited
Series 2024-A1-40A, 6.79%, (3 Month Term SOFR + 1.45%), 07/15/37 (a)	2,000	2,006
Marble Point CLO XXII Ltd.
Series 2021-A-2A, 6.75%, (3 Month Term SOFR + 1.46%), 07/25/34 (a)	1,000	1,000
Marble Point CLO XXV Ltd.
Series 2022-A1R-2A, 7.21%, (3 Month Term SOFR + 1.93%), 10/20/36 (a)	2,000	2,012
Master Asset Securitization Trust
Series 2006-1A13-1, REMIC, 5.75%, 05/25/36	1,723	1,061
MASTR Adjustable Rate Mortgages Trust 2007-R5
Series 2007-A1-R5, REMIC, 6.03%, 11/25/35 (a)	8,716	4,431
MASTR Alternative Loan Trust 2007-1
Series 2007-2A1-1, REMIC, 6.50%, 10/25/36	2,588	879
Merrill Lynch Alternative Note Asset Trust, Series 2007-AF1
Series 2007-1A1-OAR5, REMIC, 3.76%, 10/25/47 (a)	9,850	2,846
Merrill Lynch Mortgage Capital Inc.
Series 2006-A1-AR1, REMIC, 1.47%, (1 Month Term SOFR + 0.44%), 03/25/37 (a) (c)	28,515	9,714
Merrill Lynch Mortgage Investors Trust, Series 2006-HE3
Series 2006-A3-HE3, REMIC, 1.18%, (1 Month Term SOFR + 0.41%), 06/25/37 (a) (c)	16,415	4,314
MF1 2021-FL7 Ltd.
Series 2021-A-FL7, 6.21%, (1 Month Term SOFR + 1.19%), 10/21/36 (a)	2,076	2,065
MF1 2022-FL8 Ltd.
Series 2022-A-FL8, 6.31%, (1 Month Term SOFR + 1.35%), 02/20/37 (a)	911	906
MF1 2023-FL12 LLC
Series 2023-A-FL12, 7.40%, (1 Month Term SOFR + 2.07%), 11/19/38 (a)	1,350	1,353
MF1 2024-FL15 LLC
Series 2024-A-FL15, 6.65%, (1 Month Term SOFR + 1.69%), 08/18/41 (a)	2,500	2,500
MFA 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 6.62%, 07/25/68 (c)	12,245	12,452
MidOcean Credit CLO
Series 2018-A1-9A, 6.69%, (3 Month Term SOFR + 1.41%), 07/21/31 (a) (d)	1,163	1,164
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Series 2014-C-C18, REMIC, 4.83%, 10/18/47 (a)	1,500	1,465
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
Series 2014-C-C19, REMIC, 4.00%, 12/17/24	2,000	1,885
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
Interest Only, Series 2016-XA-C28, REMIC, 1.30%, 01/15/49 (a)	17,591	155
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
Interest Only, Series 2016-XA-C30, REMIC, 1.42%, 09/17/49 (a)	15,136	242
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31
Series 2016-C-C31, REMIC, 4.40%, 10/19/26 (a)	2,960	2,488
Morgan Stanley Capital I Trust 2019-L3
Series 2019-AS-L3, REMIC, 3.49%, 11/16/29 (a)	3,847	3,536
Interest Only, Series 2019-XA-L3, REMIC, 0.73%, 11/18/52 (a)	66,370	1,782
Morgan Stanley Capital I Trust 2024-NSTB
Series 2024-A-NSTB, REMIC, 3.90%, 09/25/57 (a)	2,630	2,538
Morgan Stanley Mortgage Loan Trust 2006-16AX
Series 2006-A2C-WMC2, REMIC, 1.87%, (1 Month Term SOFR + 0.41%), 07/25/36 (a) (c)	17,389	6,060
Morgan Stanley Mortgage Loan Trust 2007-12
Series 2007-3A22-12, REMIC, 6.00%, 08/25/37	1,080	402
Morgan Stanley Mortgage Loan Trust 2007-8XS
Series 2007-A1-8XS, REMIC, 5.75%, 04/25/37 (a)	953	492
Mosaic Solar Loan Trust 2020-1
Series 2020-B-1A, 3.10%, 11/22/32	1,457	1,271
MP CLO VIII Ltd
Series 2015-ARR-2A, 6.73%, (3 Month Term SOFR + 1.46%), 04/28/34 (a)	1,500	1,501
MRCD 2019-PARK Mortgage Trust
Series 2019-F-PARK, REMIC, 2.72%, 12/15/24	1,018	643
Series 2019-G-PARK, REMIC, 2.72%, 12/15/24	4,267	2,444
Nassau 2018-I Ltd.
Series 2018-A-IA, 6.71%, (3 Month Term SOFR + 1.41%), 07/15/31 (a)	1,165	1,165
Natixis Commercial Mortgage Securities Trust 2020-2PAC
Series 2020-D-2PAC, REMIC, 3.75%, 04/17/25	4,415	4,299
NBC Funding LLC
Series 2024-A2-1A, 6.75%, 07/30/31	1,500	1,542
New Residential Mortgage Loan Trust 2020-RPL1
Series 2020-M2-RPL1, REMIC, 3.50%, 11/25/59 (a)	5,300	4,693
Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2005-AR4
Series 2006-3A-AR1, REMIC, 5.28%, 02/25/36 (a)	399	282
Nomura Resecuritization Trust 2011-4R
Series 2011-2A10-4RA, REMIC, 4.24%, 07/26/41 (a)	5,523	4,764
NP SPE II LLC
Series 2019-A2-1A, 3.24%, 09/20/26	7,474	7,214
OBX 2022-NQM7 Trust
Series 2022-A1-NQM7, REMIC, 5.11%, 08/25/62 (c)	3,740	3,724
OBX 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 5.95%, 02/25/63 (a) (c)	3,921	3,950
OBX 2023-NQM4 Trust
Series 2023-A1-NQM4, REMIC, 6.11%, 03/25/63 (c)	3,838	3,879
Ocean Trails CLO X
Series 2020-AR-10A, 6.78%, (3 Month Term SOFR + 1.48%), 10/16/34 (a)	1,000	1,000
Octagon Investment Partners 40 Ltd.
Series 2019-BR-1A, 7.24%, (3 Month Term SOFR + 1.96%), 01/22/35 (a)	1,000	1,001

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Park Avenue Institutional Advisers CLO Ltd 2016-1
Series 2016-A1R-1A, 6.56%, (3 Month Term SOFR + 1.46%), 08/25/31 (a) (d)	1,127	1,127
PMT Credit Risk Transfer Trust 2019-3R
Series 2019-A-3R, REMIC, 9.16%, (SOFR 30-Day Average + 3.81%), 10/29/24 (a) (c)	526	527
PMT Issuer Trust - FMSR
Series 2021-A-FT1, 7.97%, (1 Month Term SOFR + 3.11%), 03/25/26 (a) (d)	2,000	2,011
PR Mortgage Loan Trust
Series 2014-APT-1, REMIC, 5.86%, 09/25/47 (a)	4,610	4,392
PRET 2021-NPL5 LLC
Series 2021-A1-NPL5, 2.49%, 10/25/24 (c)	8,576	8,526
Pretium Mortgage Credit Partners LLC
Series 2021-A1-RN2, 1.74%, 07/25/51 (c)	2,659	2,634
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26	9,625	9,456
Progress Residential 2021-SFR3 Trust
Series 2021-E2-SFR3, REMIC, 2.69%, 05/19/26	8,500	8,024
Progress Residential 2021-SFR5 Trust
Series 2021-E1-SFR5, REMIC, 2.21%, 07/17/26	15,840	14,829
Progress Residential 2021-SFR8 Trust
Series 2021-E2-SFR8, REMIC, 2.53%, 10/19/26	5,100	4,819
PRPM 2021-6, LLC
Series 2021-A1-6, 1.79%, 07/25/26 (c)	6,690	6,621
PRPM 2021-7, LLC
Series 2021-A1-7, REMIC, 1.99%, 08/25/26 (c)	2,526	2,499
PRPM 2021-9, LLC
Series 2021-A1-9, 2.36%, 10/25/24 (a) (c)	2,442	2,422
PRPM 2024-4, LLC
Series 2024-A1-4, REMIC, 6.41%, 08/25/27 (c)	3,727	3,755
RALI Series 2006-QS4 Trust
Series 2006-A4-QS4, REMIC, 6.00%, 04/25/36	1,357	1,082
RALI Series 2006-QS5 Trust
Series 2006-A4-QS5, REMIC, 6.00%, 05/25/36	1,381	1,147
Rate Adjustable Mortgage Trust
Series 2005-6A21-4, REMIC, 5.29%, 08/25/35 (a)	2,940	2,566
RBSGC Mortgage Loan Trust 2007-B
Series 2007-1A4-B, REMIC, 5.42%, (1 Month Term SOFR + 0.56%), 12/25/36 (a)	2,469	1,362
Interest Only, Series 2007-1A6-B, REMIC, 1.08%, (5.94% - (1 Month Term SOFR * 1)), 01/25/37 (a)	2,469	280
RBSGC Mortgage Loan Trust, 2007-A
Series 2007-2A1-A, REMIC, 6.75%, 01/25/37	2,406	2,363
Residential Accredit Loans, Inc.
Series 2006-A21-QA1, REMIC, 5.24%, 01/25/36 (a)	3,990	2,935
Residential Asset Securitization Trust 2006-A12
Series 2006-A1-A12, REMIC, 6.25%, 11/25/36	8,986	3,575
Residential Asset Securitization Trust 2006-A6
Series 2006-2A11-A6, REMIC, 6.00%, 07/25/36	2,383	1,246
Residential Asset Securitization Trust 2007-A3
Series 2007-1A1-A3, REMIC, 5.42%, (1 Month Term SOFR + 0.56%), 04/25/37 (a)	5,108	1,830
Series 2007-1A2-A3, REMIC, 8.29%, (45.51% - (1 Month Term SOFR * 7.67)), 04/25/37 (a)	666	846
Residential Asset Securitization Trust 2007-A6
Series 2007-2A1-A6, REMIC, 6.50%, 06/25/37	2,927	620
Residential Asset Securitization Trust 2007-A8
Series 2007-1A1-A8, REMIC, 6.00%, 08/25/37	15,519	8,200
RFMSI Series 2006-S6 Trust
Series 2006-A14-S6, REMIC, 6.00%, 07/25/36	159	141
RFMSI Series 2007 S7 Trust
Series 2007-A20-S7, REMIC, 6.00%, 07/25/37	976	815
RFMSI Series 2007-S2 Trust
Series 2007-A4-S2, REMIC, 6.00%, 02/25/37	482	389
RFMSI Series 2007-S4 Trust
Series 2007-A2-S4, REMIC, 6.00%, 04/25/37	688	556
RFMSI Series 2007-S5 Trust
Series 2007-A2-S5, REMIC, 6.00%, 05/25/37	4,146	3,442
Rockford Tower CLO 2024-1 Ltd
Series 2024-A1-1A, 6.94%, (3 Month Term SOFR + 1.61%), 04/20/37 (a)	2,000	2,011
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	6,031	5,522
Securitized Asset Backed Receivables LLC Trust 2006-Nc3
Series 2006-A2B-NC3, REMIC, 5.27%, (1 Month Term SOFR + 0.41%), 09/25/36 (a) (c)	16,115	5,497
Shackleton 2015-VIII CLO LTD
Series 2015-AR-7RA, 6.71%, (3 Month Term SOFR + 1.41%), 07/15/31 (a)	1,675	1,675
Shenton Aircraft Investment I Limited
Series 2015-A-1A, 4.75%, 11/15/27	5,443	5,204
SLG Office Trust 2021-OVA
Series 2021-E-OVA, REMIC, 2.85%, 07/17/31	3,062	2,473
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 9.72%, 05/25/30	713	708
SoFi Professional Loan Program 2017-F LLC
Series 2017-BFX-F, 3.62%, 05/25/27	8,000	7,510
SOHO Trust 2021-SOHO
Series 2021-B-SOHO, REMIC, 2.79%, 08/12/38 (a)	4,623	2,683
Sotheby's Artfi Master Trust
Series 2024-A1-1A, 6.43%, 03/22/27	1,600	1,625
Sound Point CLO 38, Ltd.
Series 2024-A1-38A, 6.73%, (3 Month Term SOFR + 1.60%), 02/20/37 (a)	1,500	1,507
Sound Point CLO IV-R, Ltd.
Series 2013-A-3RA, 6.69%, (3 Month Term SOFR + 1.41%), 04/18/31 (a) (d)	2,377	2,378
Sound Point CLO IX Ltd
Series 2015-BRRR-2A, 7.34%, (3 Month Term SOFR + 2.06%), 07/20/32 (a)	850	849
Sound Point Clo XXI Ltd
Series 2018-A1AR-3A, 6.62%, (3 Month Term SOFR + 0.00%), 10/27/31 (a)	3,142	3,143
Sound Point CLO XXIII
Series 2019-AR-2A, 6.73%, (3 Month Term SOFR + 1.43%), 07/17/34 (a)	2,000	2,001
Sound Point CLO XXIX Ltd
Series 2021-A-1A, 6.62%, (3 Month Term SOFR + 1.33%), 04/25/34 (a)	1,000	1,000
Starm Mortgage Loan Trust 2007-2
Series 2007-4A1-2, REMIC, 6.43%, 04/25/37 (a)	369	188
Starwood Mortgage Residential Trust 2021-2
Series 2021-B1-2, REMIC, 2.75%, 05/25/65 (a)	5,537	4,699
Steele Creek CLO 2016-1, Ltd.
Series 2016-AR-1A, 6.33%, (3 Month Term SOFR + 1.38%), 06/16/31 (a) (d)	1,168	1,170
Steele Creek CLO 2019-1, Ltd
Series 2019-BR-1A, 7.36%, (3 Month Term SOFR + 2.06%), 04/15/32 (a)	1,000	1,001
Structured Adjustable Rate Mortgage Loan Trust 2005-3XS
Series 2005-2A-21, REMIC, 6.53%, 11/25/35 (a)	2,779	2,314
Structured Asset Investment Loan Trust 2006-3
Series 2006-A1-3, REMIC, 5.13%, (1 Month Term SOFR + 0.27%), 06/25/36 (a) (c)	4,670	2,977
Structured Asset Investment Loan Trust 2006-4
Series 2006-A5-4, REMIC, 1.65%, (1 Month Term SOFR + 0.42%), 07/25/36 (a) (c)	20,500	7,217
Structured Asset Investment Loan Trust 2006-BNC3
Series 2006-A1-BNC3, REMIC, 5.15%, (1 Month Term SOFR + 0.29%), 09/25/36 (a) (c)	4,755	2,753
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	4,944	2,760
Sunnova Helios III Issuer, LLC
Series 2019-A-AA, 3.75%, 06/20/29	3,141	2,866
Sunnova Sol II Issuer, LLC
Series 2020-A-2A, 2.73%, 10/30/30	6,723	5,635
Switch ABS Issuer, LLC
Series 2024-A2-2A, 5.44%, 06/25/54	2,500	2,526

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Taco Bell Funding, LLC
Series 2021-A2I-1A, 1.95%, 02/25/27	4,912	4,607
Series 2021-A23-1A, 2.54%, 08/25/31	3,930	3,376
TRESTLES CLO LLC
Series 2023-B1-6A, 7.78%, (3 Month Term SOFR + 2.50%), 01/25/36 (a)	2,000	2,010
Trinity Rail Leasing 2010 LLC
Series 2010-A-1A, 5.19%, 01/16/31 (d)	2,587	2,613
TRTX 2021-FL4 Issuer, Ltd.
Series 2021-A-FL4, 6.40%, (1 Month Term SOFR + 1.31%), 03/17/38 (a) (c)	1,523	1,509
UBS Commercial Mortgage Trust 2017-C1
Interest Only, Series 2017-XA-C1, REMIC, 1.65%, 06/17/50 (a)	14,292	423
Upstart Pass-Through Trust Series 2021-ST9
Series 2021-A-ST9, 1.70%, 11/20/29	296	294
Upstart Securitization Trust 2021-4
Series 2021-B-4, 1.84%, 09/20/31	1,387	1,377
Series 2021-C-4, 3.19%, 09/20/31	5,250	5,032
VCAT 2021-NPL4 LLC
Series 2021-A1-NPL4, 1.87%, 08/25/51 (c)	452	450
Velocity Commercial Capital Loan Trust 2017-2
Series 2017-AFX-2, REMIC, 3.07%, 07/25/26 (a)	965	959
Verus Securitization Trust 2023-3
Series 2023-A1-3, REMIC, 5.93%, 03/25/68 (a)	8,647	8,706
Verus Securitization Trust 2023-4
Series 2023-A1-4, REMIC, 5.81%, 05/25/68 (c)	3,605	3,621
Vibrant CLO III Ltd
Series 2015-A1RR-3A, REMIC, 6.79%, (3 Month Term SOFR + 1.51%), 10/20/31 (a)	719	720
Visio 2021-1R Trust
Series 2021-M1-1R, REMIC, 2.73%, 05/25/56	6,161	5,327
VOLT CV LLC
Series 2021-A1-CF2, 2.49%, 11/25/24 (c)	662	654
VOLT XCII, LLC
Series 2021-A1-NPL1, 4.89%, 02/27/51 (a) (c)	1,928	1,917
VOLT XCIV, LLC
Series 2021-A1-NPL3, 2.24%, 02/27/51 (c)	991	988
VOLT XCVI, LLC
Series 2021-A1-NPL5, 2.12%, 03/27/51 (c)	2,083	2,062
VOLT XCVII, LLC
Series 2021-A1-NPL6, 5.24%, 04/25/51 (a) (c)	823	821
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2006-2A3-2, REMIC, 1.10%, (1 Month Term SOFR + 0.49%), 04/25/36 (a) (c)	13,614	4,864
Warwick Capital CLO 4 Ltd.
Series 2024-A1-4A, 6.46%, (3 Month Term SOFR + 1.40%), 07/20/37 (a)	3,000	3,003
Washington Mutual Asset-Backed Certificates WMABS Series 2006-HE5 Trust
Series 2006-2A2-HE5, REMIC, 5.15%, (1 Month Term SOFR + 0.29%), 10/25/36 (a) (c)	52	18
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-5 Trust
Series 2006-1A5-5, REMIC, 6.00%, 07/25/36	915	734
Series 2006-1A7-5, REMIC, 6.00%, 07/25/36	1,634	1,312
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust
Series 2006-A4-7, REMIC, 4.05%, 09/25/36 (a) (c)	17,015	4,893
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
Series 2007-2A2-2, REMIC, 5.50%, 04/25/37	865	858
Waterfall Commercial Mortgage Trust 2015-SBC5
Series 2015-A-SBC5, REMIC, 4.10%, 01/14/26 (a)	541	538
Wellfleet CLO 2017-3 Ltd
Series 2017-A1-3A, 6.70%, (3 Month Term SOFR + 1.41%), 01/17/31 (a)	2,015	2,017
Wells Fargo & Company
Series 2016-C-C32, REMIC, 4.89%, 01/16/26 (a)	1,577	1,486
Series 2016-C-C34, REMIC, 5.22%, 04/17/26 (a)	1,937	1,796
Series 2016-C-LC24, REMIC, 4.57%, 09/17/26 (a)	2,000	1,685
Interest Only, Series 2016-XA-C33, REMIC, 1.72%, 03/17/59 (a)	10,128	158
Wells Fargo Alternative Loan 2007-PA3 Trust
Series 2007-2A1-PA3, REMIC, 6.00%, 07/25/37	1,019	914
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	925	806
Wells Fargo Alternative Loan 2007-PA5 Trust
Series 2007-1A1-PA5, REMIC, 6.25%, 11/25/37	359	298
Wells Fargo Commercial Mortgage Trust 2015-C31
Series 2015-C-C31, REMIC, 4.75%, 11/18/25 (a)	1,850	1,760
Wells Fargo Commercial Mortgage Trust 2015-LC20
Series 2015-C-LC20, REMIC, 4.06%, 03/17/25 (a)	2,386	2,233
Interest Only, Series 2015-XA-LC20, REMIC, 1.43%, 04/15/50 (a)	14,095	23
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-D-NXS4, REMIC, 3.83%, 11/18/25 (a)	2,031	1,833
Wells Fargo Commercial Mortgage Trust 2015-P2
Interest Only, Series 2015-XA-P2, REMIC, 1.07%, 12/17/48 (a)	16,740	112
Wells Fargo Commercial Mortgage Trust 2017-C39
Interest Only, Series 2017-XA-C39, REMIC, 1.23%, 09/16/50 (a)	65,665	1,462
Wells Fargo Commercial Mortgage Trust 2017-RC1
Interest Only, Series 2017-XA-RC1, REMIC, 1.54%, 01/16/60 (a)	15,055	419
Wells Fargo Commercial Mortgage Trust 2019-C54
Interest Only, Series 2019-XA-C54, REMIC, 0.94%, 12/17/52 (a)	34,603	1,265
Wells Fargo Commercial Mortgage Trust 2020-C55
Interest Only, Series 2020-XA-C55, REMIC, 1.42%, 02/18/53 (a)	57,802	3,072
Wells Fargo Commercial Mortgage Trust 2020-C56
Interest Only, Series 2020-XA-C56, REMIC, 1.51%, 06/17/53 (a)	57,339	3,068
Wells Fargo Mortgage Backed Securities 2007-7 Trust
Series 2007-A38-7, REMIC, 6.00%, 06/25/37	559	507
WFRBS Commercial Mortgage Trust 2014-C24
Series 2014-A5-C24, REMIC, 3.61%, 10/18/24	1,894	1,889
WFRBS Commercial Mortgage Trust 2014-C25
Interest Only, Series 2014-XA-C25, REMIC, 0.83%, 11/18/47 (a)	10,817	7
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (c) (d)	1,274	1,260
Total Non-U.S. Government Agency Asset-Backed Securities (cost $923,128)		809,326
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 4.82% (e) (f)	18,182	18,182
Total Short Term Investments (cost $18,182)		18,182
Total Investments 99.2% (cost $2,182,551)		2,028,221
Other Derivative Instruments (0.1)%		(2,105)
Other Assets and Liabilities, Net 0.9%		18,863
Total Net Assets 100.0%		2,044,979

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2024, the value and the percentage of net assets of these securities was $11,723 and 0.6% of the Fund.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/DoubleLine Total Return Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	17,079	509,456	508,353	1,504	—	—	18,182	0.9
JNL Government Money Market Fund, 4.92% - Class SL	62,944	308,361	371,305	515	—	—	—	—
	80,023	817,817	879,658	2,019	—	—	18,182	0.9

JNL/DoubleLine Total Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	3,650	January 2025	758,364	(1,369)	1,719
United States 5 Year Note	1,960	January 2025	215,624	(720)	(254)
United States Long Bond	760	December 2024	94,905	(522)	(523)
United States Ultra Bond	290	December 2024	39,171	(226)	(573)
				(2,837)	369
Short Contracts
United States 10 Year Ultra Bond	(1,420)	December 2024	(168,285)	732	304

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Total Return Fund
Assets - Securities
Government And Agency Obligations	—	1,200,713	—	1,200,713
Non-U.S. Government Agency Asset-Backed Securities	—	808,303	1,023	809,326
Short Term Investments	18,182	—	—	18,182
	18,182	2,009,016	1,023	2,028,221
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2,023	—	—	2,023
	2,023	—	—	2,023
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,350)	—	—	(1,350)
	(1,350)	—	—	(1,350)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/Fidelity Institutional Asset Management Total Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 59.9%
U.S. Treasury Note 22.5%
Treasury, United States Department of
4.63%, 11/15/26 - 09/30/30	505	519
4.00%, 02/29/28 - 02/15/34	32,882	33,490
1.25%, 09/30/28	10,940	9,996
4.88%, 10/31/28 - 10/31/30	18,483	19,661
2.38%, 03/31/29	23,000	21,846
4.50%, 05/31/29 - 11/15/33	15,300	16,145
3.13%, 08/31/29	9,040	8,852
3.63%, 08/31/29 - 09/30/31	33,664	33,715
3.88%, 12/31/29 - 08/15/34	30,700	31,053
3.75%, 05/31/30 - 08/31/31	33,166	33,342
4.38%, 11/30/30 - 05/15/34	5,630	5,861
4.25%, 02/28/31 - 06/30/31	32,950	34,082
2.75%, 08/15/32	12,578	11,755
4.13%, 11/15/32	2,600	2,675
3.50%, 02/15/33 (a)	96,040	94,374
		357,366
Mortgage-Backed Securities 21.8%
Federal Home Loan Mortgage Corporation
3.00%, 12/01/30 - 06/01/52	13,015	11,943
2.50%, 08/01/32 - 02/01/52	17,581	15,833
3.50%, 04/01/33 - 03/01/52	4,857	4,602
1.50%, 07/01/35 - 02/01/51	4,256	3,644
2.00%, 07/01/35 - 04/01/52	16,675	14,425
4.00%, 05/01/38 - 02/01/53	3,866	3,777
4.50%, 10/01/42 - 12/01/42	82	82
5.00%, 05/01/52 - 08/01/53	2,987	3,015
5.50%, 09/01/52 - 08/01/53	4,652	4,751
5.00%, 12/01/52 (a)	1,046	1,057
6.00%, 03/01/53 - 04/01/54	2,690	2,781
6.50%, 09/01/53 - 01/01/54	3,803	3,972
Federal National Mortgage Association, Inc.
2.00%, 02/01/28 - 03/01/52	19,921	17,132
3.00%, 02/01/31 - 03/01/52	15,836	14,471
3.50%, 08/01/34 - 03/01/52	12,735	12,152
2.50%, 05/01/35 - 01/01/52	29,022	25,779
1.50%, 11/01/35 - 02/01/51	2,878	2,441
4.00%, 06/01/38 - 09/01/52	10,733	10,440
4.50%, 03/01/39 - 08/01/49	2,361	2,362
TBA, 2.00%, 10/15/39 - 11/15/54 (b)	23,400	19,491
TBA, 5.00%, 10/15/39 (b)	2,000	2,025
5.00%, 09/01/52 - 06/01/53	4,225	4,266
5.50%, 09/01/52 - 09/01/54	9,580	9,774
6.00%, 09/01/52 - 09/01/54	13,681	14,047
6.50%, 05/01/53 - 07/01/54	3,298	3,422
TBA, 1.50%, 10/15/54 (b)	2,525	1,995
TBA, 3.50%, 10/15/54 (b)	2,000	1,863
TBA, 4.00%, 10/15/54 (b)	1,800	1,729
TBA, 4.50%, 10/15/54 (b)	2,550	2,507
TBA, 5.50%, 10/15/54 (b)	10,525	10,648
TBA, 6.00%, 10/15/54 - 11/15/54 (b)	6,675	6,823
TBA, 6.50%, 10/15/54 (b)	4,600	4,742
Government National Mortgage Association
4.00%, 02/20/41 - 10/20/52	2,678	2,617
3.50%, 09/20/45 - 02/20/46	2,917	2,775
5.00%, 04/20/48	361	370
3.00%, 12/20/49	95	87
2.00%, 10/20/50 - 04/20/51	8,825	7,486
2.50%, 06/20/51 - 01/20/52	9,967	8,707
4.50%, 03/20/53 - 04/20/53	3,150	3,112
TBA, 2.00%, 10/15/54 - 11/15/54 (b)	20,850	17,683
TBA, 2.50%, 10/15/54 - 11/15/54 (b)	8,150	7,185
TBA, 3.00%, 10/15/54 - 11/15/54 (b)	15,650	14,279
TBA, 3.50%, 10/15/54 (b)	6,200	5,828
TBA, 4.50%, 10/15/54 (b)	1,800	1,777
TBA, 5.00%, 10/15/54 - 11/15/54 (b)	3,675	3,681
TBA, 5.50%, 10/15/54 - 11/15/54 (b)	8,400	8,481
TBA, 6.00%, 10/15/54 - 11/15/54 (b)	18,700	19,010
TBA, 6.50%, 10/15/54 (b)	3,600	3,683
		344,752
U.S. Treasury Bond 11.7%
Treasury, United States Department of
0.00%, 11/15/35 - 08/15/41 (c)	51,970	28,295
1.75%, 08/15/41	7,868	5,576
2.00%, 11/15/41 - 08/15/51	30,354	20,233
3.25%, 05/15/42	6,600	5,868
4.38%, 08/15/43	9,550	9,822
4.63%, 05/15/44	1,330	1,410
3.00%, 02/15/47	1,743	1,428
1.88%, 11/15/51	19,398	12,081
2.25%, 02/15/52	36,390	24,813
2.88%, 05/15/52	11,386	8,917
3.63%, 02/15/53 (a)	13,879	12,619
4.13%, 08/15/53	18,291	18,217
4.25%, 02/15/54 - 08/15/54	35,167	35,855
		185,134
Collateralized Mortgage Obligations 1.8%
Federal Home Loan Mortgage Corporation
Series AH-5213, REMIC, 2.25%, 04/25/37	399	376
Series VD-4676, REMIC, 4.00%, 08/15/37	11	11
Series VA-5083, REMIC, 1.00%, 08/15/38	295	282
Series CL-5092, REMIC, 3.00%, 04/25/41	913	838
Series AB-5210, REMIC, 3.00%, 01/25/42	239	225
Series AE-4636, REMIC, 4.00%, 07/15/42	15	15
Series AC-4661, REMIC, 4.00%, 04/15/43	16	16
Series LB-4492, REMIC, 4.00%, 03/15/44	6	6
Series LB-4506, REMIC, 4.00%, 04/15/44	13	13
Series LB-4522, REMIC, 4.00%, 06/15/44	10	10
Series LB-4535, REMIC, 4.00%, 08/15/44	10	10
Series LA-4993, REMIC, 2.00%, 08/25/44	354	332
Series CD-5266, REMIC, 4.50%, 10/25/44	452	450
Series BA-5000, REMIC, 2.00%, 04/25/45	446	414
Series LA-4646, REMIC, 4.00%, 09/15/45	40	40
Series KB-4692, REMIC, 4.00%, 10/15/46	127	125
Series TA-5210, REMIC, 3.50%, 11/25/46	208	200
Series AG-5176, REMIC, 2.00%, 01/25/47	695	616
Series PA-4746, REMIC, 4.00%, 02/15/47	61	61
Series KA-5180, REMIC, 2.50%, 10/25/47	182	166
Series LB-5202, REMIC, 2.50%, 10/25/47	180	165
Series GC-5159, REMIC, 2.00%, 11/25/47	146	130
Series BA-5190, REMIC, 2.50%, 11/25/47	222	203
Series BA-5198, REMIC, 2.50%, 11/25/47	335	307
Series DA-5197, REMIC, 2.50%, 11/25/47	168	154
Series A-5248, REMIC, 4.00%, 04/15/48	446	443
Series P-5236, REMIC, 5.00%, 04/25/48	163	165
Series M-5164, REMIC, 2.50%, 07/25/48	145	130
Series EA-5159, REMIC, 2.50%, 08/25/48	142	128
Series A-5182, REMIC, 2.50%, 10/25/48	1,197	1,074
Series LA-5200, REMIC, 3.00%, 10/25/48	416	388
Series AG-5202, REMIC, 3.00%, 01/25/49	135	125
Series TP-5178, REMIC, 2.50%, 04/25/49	315	282
Series BA-5169, REMIC, 2.50%, 05/25/49	628	561
Series CA-5190, REMIC, 2.50%, 05/25/49	183	164
Series TP-5189, REMIC, 2.50%, 05/25/49	219	197
Series A-5197, REMIC, 2.50%, 06/25/49	183	164
Series TP-5169, REMIC, 2.50%, 06/25/49	144	129
Series CA-5191, REMIC, 2.50%, 04/25/50	213	189
Series CB-5175, REMIC, 2.50%, 04/25/50	912	815
Series UA-5202, REMIC, 3.00%, 04/25/50	207	193
Series BE-5058, REMIC, 3.00%, 11/25/50	320	286
Series PK-5220, REMIC, 3.50%, 01/25/51	263	252
Series CG-5214, REMIC, 3.50%, 04/25/52	183	176
Federal National Mortgage Association, Inc.
Series 2013-DJ-44, REMIC, 1.85%, 05/25/33	466	434
Series 2020-JC-45, REMIC, 1.50%, 07/25/40	803	684
Series 2022-AB-69, REMIC, 4.50%, 01/25/44	446	441
Series 2022-MA-13, REMIC, 3.00%, 05/25/44	2,617	2,516
Series 2020-JA-49, REMIC, 2.00%, 08/25/44	136	127
Series 2020-MA-43, REMIC, 2.00%, 01/25/45	373	348
Series 2020-BA-80, REMIC, 1.50%, 03/25/45	382	339
Series 2020-BA-51, REMIC, 2.00%, 06/25/46	444	397
Series 2022-HA-13, REMIC, 3.00%, 08/25/46	140	133

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Series 2022-GC-15, REMIC, 3.00%, 01/25/47	319	302
Series 2022-CK-35, REMIC, 4.00%, 03/25/47	2,005	1,955
Series 2022-BH-17, REMIC, 3.00%, 05/25/47	348	333
Series 2022-AB-25, REMIC, 4.00%, 09/25/47	277	273
Series 2022-N-3, REMIC, 2.00%, 10/25/47	1,620	1,458
Series 2022-DA-5, REMIC, 2.25%, 11/25/47	562	509
Series 2022-E-7, REMIC, 2.50%, 11/25/47	698	641
Series 2021-DA-66, REMIC, 2.00%, 01/25/48	175	148
Series 2021-DM-66, REMIC, 2.00%, 01/25/48	186	157
Series 2022-D-3, REMIC, 2.00%, 02/25/48	705	637
Series 2022-A-7, REMIC, 3.00%, 05/25/48	427	398
Series 2022-BA-9, REMIC, 3.00%, 05/25/48	216	202
Series 2022-JA-13, REMIC, 3.00%, 05/25/48	258	243
Series 2022-KA-1, REMIC, 3.00%, 05/25/48	300	280
Series 2021-H-59, REMIC, 2.00%, 06/25/48	165	139
Series 2022-NA-5, REMIC, 2.50%, 06/25/48	184	167
Series 2022-E-30, REMIC, 4.50%, 07/25/48	334	332
Series 2021-L-85, REMIC, 2.50%, 08/25/48	157	141
Series 2021-NA-95, REMIC, 2.50%, 09/25/48	477	429
Series 2022-TC-49, REMIC, 4.00%, 12/25/48	108	106
Series 2021-AH-96, REMIC, 2.50%, 03/25/49	725	657
Series 2022-B-4, REMIC, 2.50%, 05/25/49	184	165
Series 2021-BA-95, REMIC, 2.50%, 06/25/49	727	649
Series 2022-B-11, REMIC, 3.00%, 06/25/49	222	208
Series 2021-A-68, REMIC, 2.00%, 07/25/49	295	242
Series 2022-BA-5, REMIC, 2.50%, 12/25/49	233	205
Series 2021-HA-96, REMIC, 2.50%, 02/25/50	252	225
Series 2022-A-28, REMIC, 2.50%, 02/25/52	606	575
Series 2022-TH-2, REMIC, 2.50%, 02/25/52	74	69
Government National Mortgage Association
Series 2017-BA-139, REMIC, 3.00%, 09/20/47	231	213
Series 2019-F-11, REMIC, 5.48%, (1 Month Term SOFR + 0.51%), 01/20/49 (d)	150	149
Series 2019-NF-23, REMIC, 5.53%, (1 Month Term SOFR + 0.56%), 02/20/49 (d)	84	83
Series 2019-FB-153, REMIC, 5.53%, (1 Month Term SOFR + 0.56%), 12/20/49 (d)	397	389
		29,124
Sovereign 1.8%
Abu Dhabi, Government of
3.13%, 09/30/49 (e)	480	351
3.88%, 04/16/50 (e)	145	121
3.00%, 09/15/51 (e)	105	74
5.50%, 04/30/54 (e)	200	213
Angola, Government of
9.50%, 11/12/25 (e)	190	193
8.25%, 05/09/28 (e)	125	119
8.75%, 04/14/32 (e)	100	90
9.38%, 05/08/48 (e)	50	42
Banco Central de la Republica Argentina
0.00%, 06/30/25 (c)	113	92
Bank Gospodarstwa Krajowego
6.25%, 10/31/28 - 07/09/54 (e)	400	430
5.38%, 05/22/33 (e)	200	205
Bermuda, Government of
3.72%, 01/25/27 (e)	215	211
3.38%, 08/20/50 (e)	60	44
Cabinet of Ministers of Ukraine
1.75%, 02/01/29 - 02/01/36 (e) (f)	511	247
0.00%, 02/01/30 - 02/01/36 (e) (f)	393	158
0.00%, 08/01/41 (c) (d) (e) (g) (h)	75	53
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	135	121
3.00%, 01/15/34	90	77
3.30%, 03/11/41	85	67
Departamento Administrativo De La Presidencia De La Republica
3.00%, 01/30/30	285	244
3.13%, 04/15/31	115	95
8.00%, 04/20/33 - 11/14/35	405	433
7.50%, 02/02/34	50	52
7.38%, 09/18/37	30	30
6.13%, 01/18/41	10	9
5.00%, 06/15/45	225	166
5.20%, 05/15/49	150	111
4.13%, 05/15/51	50	32
8.75%, 11/14/53	635	697
Dubai, Government of
5.25%, 01/30/43 (i)	200	200
Gabon, Government of
6.63%, 02/06/31 (e)	105	81
7.00%, 11/24/31 (e)	80	62
Ghana, Government of
0.00%, 04/07/29 - 06/16/49 (e) (g) (h)	170	89
10.75%, 10/14/30 (e)	80	55
Gobierno de la Republica de Costa Rica
5.63%, 04/30/43 (e)	85	80
7.30%, 11/13/54 (e)	200	221
Gobierno de la Republica de Guatemala
4.90%, 06/01/30 (e)	10	10
5.38%, 04/24/32 (e)	125	124
6.60%, 06/13/36 (e)	20	21
6.13%, 06/01/50 (e)	45	43
Gobierno de la Republica del Ecuador
6.90%, 07/31/30 (e) (f)	260	188
5.50%, 07/31/35 (e) (f)	150	85
Gobierno de La Republica del Paraguay
2.74%, 01/29/33 (e)	200	171
6.00%, 02/09/36 (e)	200	209
5.40%, 03/30/50 (e)	30	28
Gobierno De La Republica Oriental Del Uruguay
5.75%, 10/28/34	70	76
5.10%, 06/18/50	150	150
Gobierno Federal de los Estados Unidos Mexicanos
4.50%, 04/22/29	70	69
3.25%, 04/16/30	135	124
2.66%, 05/24/31	100	86
3.50%, 02/12/34	125	107
6.35%, 02/09/35	200	210
6.00%, 05/07/36	200	204
6.05%, 01/11/40	145	147
3.77%, 05/24/61	180	118
5.75%, 10/12/10	210	183
Government of Commonwealth of the Bahamas
6.00%, 11/21/28 (e)	70	66
Government of Saudi Arabia
3.63%, 03/04/28 (e)	65	64
3.25%, 10/22/30 (e)	385	361
2.25%, 02/02/33 (e)	200	167
4.50%, 10/26/46 (e)	125	110
4.63%, 10/04/47 (e)	110	98
5.75%, 01/16/54 (e)	200	203
3.75%, 01/21/55 (e)	100	74
4.50%, 04/22/60 (e)	300	252
3.45%, 02/02/61 (e)	250	170
Government of the People's Republic of Benin
7.96%, 02/13/38 (e)	200	198
Government of the Republic of Panama
2.25%, 09/29/32	220	171
6.40%, 02/14/35	100	103
4.50%, 05/15/47	100	76
6.85%, 03/28/54	50	51
7.88%, 03/01/57 (j)	200	225
3.87%, 07/23/60	225	142
Government of the Republic of Serbia
2.13%, 12/01/30 (e)	220	184
6.50%, 09/26/33 (e)	75	80
6.00%, 06/12/34 (e)	200	206
Government of the Republic of Zambia
5.75%, 06/30/33 (e) (f)	15	14
0.50%, 12/31/53 (e) (f)	14	7
Government of the Sultanate of Oman
5.63%, 01/17/28 (e)	370	379
6.00%, 08/01/29 (e)	50	52
6.25%, 01/25/31 (e)	200	213
6.50%, 03/08/47 (e)	25	26
6.75%, 01/17/48 (e)	240	259
7.00%, 01/25/51 (e)	25	28

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Israel, State of
5.75%, 03/12/54	200	190
Jamaica, The Government of
7.88%, 07/28/45	35	43
Kenya, Government of
9.75%, 02/16/31 (e)	200	202
Kingdom of Bahrain
5.63%, 05/18/34 (e)	45	43
Magyar Export-Import Bank Zartkoruen Mukodo Reszvenytarsasag
6.13%, 12/04/27 (e)	200	204
Ministerio De Gobierno
6.88%, 12/10/25 (e) (f)	53	52
6.99%, 06/01/27 (e) (f)	102	92
Ministerul Finantelor Publice
3.00%, 02/14/31 (e)	215	187
3.63%, 03/27/32 (e)	98	87
7.13%, 01/17/33 (e)	80	87
4.00%, 02/14/51 (e)	85	62
Ministry of Defence State of Israel
3.38%, 01/15/50	135	91
Ministry of Diwan Amiri Affairs
4.63%, 06/02/46 (e)	220	213
4.82%, 03/14/49 (e)	275	271
4.40%, 04/16/50 (e)	285	264
Minstry of Finance, Lebenon Republic of
0.00%, 01/01/00 (g) (h) (i)	315	25
Morocco, Kingdom of
6.50%, 09/08/33 (e)	200	217
Nigeria, Federal Government of
7.63%, 11/21/25 (e)	125	125
6.50%, 11/28/27 (e)	10	9
6.13%, 09/28/28 (e)	305	276
7.14%, 02/23/30 (e)	90	82
7.88%, 02/16/32 (e)	105	94
7.70%, 02/23/38 (e)	60	49
Pakistan, Government of
6.00%, 04/08/26 (e)	145	136
6.88%, 12/05/27 (e)	95	86
7.38%, 04/08/31 (e)	160	135
People's Government of Inner Mongolia Autonomous Region
7.88%, 06/05/29 (e)	200	211
Presidence de la Republique de Cote d'Ivoire
6.38%, 03/03/28 (e)	150	150
6.13%, 06/15/33 (e)	200	188
Presidencia da Republica
3.88%, 06/12/30	170	159
8.25%, 01/20/34	225	265
7.13%, 01/20/37	115	127
Presidencia De La Nacion
1.00%, 07/09/29	153	99
0.75%, 07/09/30 (f)	1,319	796
4.13%, 07/09/35 (f)	842	403
5.00%, 01/09/38 (f)	484	252
3.50%, 07/09/41 (f)	245	111
Presidencia de la Republica de Chile
2.75%, 01/31/27	75	72
2.45%, 01/31/31	285	255
4.00%, 01/31/52	200	165
5.33%, 01/05/54	200	203
3.10%, 01/22/61	160	107
Presidencia de la Republica de El Salvador
6.38%, 01/18/27 (e)	15	14
0.25%, 04/17/30 (e)	150	3
9.25%, 04/17/30 (e)	150	149
7.65%, 06/15/35 (i)	20	17
7.65%, 06/15/35 (e)	35	30
7.63%, 02/01/41 (e)	20	16
7.12%, 01/20/50 (e)	40	31
Presidencia de la Republica Dominicana
5.95%, 01/25/27 (e)	240	244
6.00%, 07/19/28 (e)	75	77
7.05%, 02/03/31 (e)	300	324
6.60%, 06/01/36 (e)	150	159
5.30%, 01/21/41 (e)	95	88
6.85%, 01/27/45 (e)	80	86
5.88%, 01/30/60 (e)	80	75
Republica Bolivariana de Venezuela
0.00%, 09/15/27 (g) (h)	580	91
Sandor-Palota
2.13%, 09/22/31 (e)	200	166
5.50%, 06/16/34 (e)	155	158
3.13%, 09/21/51 (e)	75	50
6.75%, 09/25/52 (e)	35	39
Senegal, Government of
6.25%, 05/23/33 (e)	70	60
South Africa, Parliament of
4.85%, 09/27/27 - 09/30/29	110	109
5.88%, 04/20/32	60	60
5.00%, 10/12/46	85	66
5.65%, 09/27/47	75	62
5.75%, 09/30/49	140	116
Tajikistan, Government of
7.13%, 09/14/27 (e)	140	136
The Arab Republic of Egypt
7.50%, 01/31/27 (e)	235	234
7.63%, 05/29/32 (e)	90	80
7.90%, 02/21/48 (e)	15	12
8.70%, 03/01/49 (e)	310	253
7.50%, 02/16/61 (e)	185	134
The Democratic Socialist Republic of Sri Lanka
0.00%, 11/03/25 - 05/11/27 (e) (g) (h)	205	115
0.00%, 03/14/29 - 03/28/30 (e) (g) (h)	185	104
The Government of Barbados
6.50%, 10/01/29 (e)	125	120
The Government of the Republic of Armenia
3.60%, 02/02/31 (e)	65	55
The Hashemite Kingdom of Jordan, The Government of
4.95%, 07/07/25 (e)	200	197
7.38%, 10/10/47 (e)	30	28
The Ministry of Finance of Georgia
2.75%, 04/22/26 (e)	200	189
The Philippines, Government of
3.56%, 09/29/32	200	187
2.95%, 05/05/45	35	26
2.65%, 12/10/45	70	49
5.95%, 10/13/47	200	225
5.50%, 01/17/48 (j)	200	213
The Republic of Indonesia, The Government of
4.10%, 04/24/28	105	105
8.50%, 10/12/35 (e)	165	217
6.63%, 02/17/37 (e)	30	35
7.75%, 01/17/38 (e)	160	205
5.25%, 01/17/42 (e)	45	47
6.75%, 01/15/44 (e)	70	85
5.13%, 01/15/45 (e)	85	87
5.95%, 01/08/46 (e)	220	246
4.35%, 01/11/48	90	83
3.50%, 02/14/50 (j)	60	48
4.20%, 10/15/50 (j)	1,515	1,352
The Republic of Rwanda, Government of
5.50%, 08/09/31 (e)	120	99
The Republic of Uzbekistan
3.70%, 11/25/30 (e)	85	73
Turkiye Cumhuriyeti Basbakanlik
4.75%, 01/26/26	135	135
4.25%, 04/14/26	225	223
4.88%, 10/09/26 - 04/16/43	380	336
6.00%, 03/25/27 - 01/14/41	215	194
9.88%, 01/15/28	145	164
5.13%, 02/17/28	110	109
9.38%, 03/14/29 - 01/19/33	545	631
9.13%, 07/13/30	90	103
7.63%, 05/15/34	200	212
6.63%, 02/17/45	30	27
5.75%, 05/11/47	75	61
Urzad Rady Ministrow
5.75%, 11/16/32	90	97

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
5.50%, 04/04/53	45	46
Vlada Crne Gore
7.25%, 03/12/31 (e)	200	209
		28,658
Commercial Mortgage-Backed Securities 0.3%
Federal Home Loan Mortgage Corporation
Series A2-K043, REMIC, 3.06%, 12/25/24	2,199	2,186
Series A2-K045, REMIC, 3.02%, 01/25/25	517	513
Series A2-K049, REMIC, 3.01%, 07/25/25	100	99
Series A2-K736, REMIC, 2.28%, 07/25/26	800	779
Series A2-K058, REMIC, 2.65%, 08/25/26	836	815
Series A2-K751, REMIC, 4.41%, 03/25/30	367	374
		4,766
Total Government And Agency Obligations (cost $992,433)		949,800
CORPORATE BONDS AND NOTES 26.3%
Financials 10.8%
Abu Dhabi Developmental Holding Company PJSC
5.50%, 05/08/34 (e)	200	212
5.25%, 10/02/54 (e)	200	197
Acrisure, LLC
8.25%, 02/01/29 (e)	45	46
4.25%, 02/15/29 (e)	290	274
8.50%, 06/15/29 (e)	45	47
6.00%, 08/01/29 (e)	140	135
7.50%, 11/06/30 (e)	45	46
AerCap Ireland Capital Designated Activity Company
6.50%, 07/15/25	540	546
2.45%, 10/29/26	561	539
6.45%, 04/15/27	867	908
3.00%, 10/29/28	588	555
5.10%, 01/19/29	1,651	1,686
3.30%, 01/30/32	629	568
AIA Group Limited
3.20%, 09/16/40 (e)	538	423
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (e)	505	503
6.75%, 04/15/28 (e)	94	96
5.88%, 11/01/29 (e) (j)	15	14
7.00%, 01/15/31 (e)	10	10
6.50%, 10/01/31 (e)	20	20
7.38%, 10/01/32 (e)	70	71
Alliant Holdings LP
8.00%, 12/31/99 (k)	46	45
Ally Financial Inc.
4.70%, (100, 05/15/26) (l)	483	418
5.75%, 11/20/25	715	719
7.10%, 11/15/27	1,430	1,516
8.00%, 11/01/31	1,114	1,261
6.70%, 02/14/33 (j)	30	31
AmWINS Group, Inc.
6.38%, 02/15/29 (e)	95	97
4.88%, 06/30/29 (e)	50	48
Ares Capital Corporation
3.88%, 01/15/26	1,926	1,898
AssuredPartners, Inc.
5.63%, 01/15/29 (e)	75	72
7.50%, 02/15/32 (e)	115	118
Athene Global Funding
5.34%, 01/15/27 (e)	2,128	2,165
5.58%, 01/09/29 (e)	952	988
Avolon Holdings Funding Limited
4.38%, 05/01/26 (e)	2,900	2,872
Azul Secured Finance LLP
11.50%, 05/28/29 (e)	139	88
Banco de Credito del Peru
5.80%, 03/10/35 (e)	115	115
Banco Del Estado De Chile
7.95%, (100, 05/02/29) (e) (l)	200	215
Banco Do Brasil SA
8.75%, (10 Year Treasury + 4.40%), (100, 10/15/24) (d) (e) (l)	120	122
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte
7.63%, (100, 01/10/28) (e) (l)	200	201
Bank of America Corporation
5.88%, (100, 03/15/28) (l)	180	182
4.18%, 11/25/27	3,725	3,715
4.38%, 04/27/28	3,800	3,807
2.30%, 07/21/32	1,360	1,178
2.97%, 02/04/33	3,100	2,779
5.02%, 07/22/33	5,250	5,391
Barclays PLC
5.83%, 05/09/27	1,980	2,017
6.49%, 09/13/29	1,408	1,502
5.69%, 03/12/30 (m)	1,000	1,040
5.09%, 06/20/30 (m)	2,500	2,510
6.22%, 05/09/34	1,083	1,168
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
5.35%, 11/12/29 (e)	40	40
5.13%, 01/18/33 (e)	200	190
BCI Miami
8.75%, (100, 02/08/29) (e) (l)	200	215
Blackstone Private Credit Fund
4.70%, 03/24/25	4,923	4,926
7.05%, 09/29/25	1,229	1,252
Block, Inc.
3.50%, 06/01/31	230	210
6.50%, 05/15/32 (e)	345	359
BNP Paribas
2.22%, 06/09/26 (e) (m)	1,123	1,102
Capital One Financial Corporation
2.64%, 03/03/26	644	637
4.99%, 07/24/26	1,017	1,018
4.93%, 05/10/28	2,117	2,141
3.27%, 03/01/30	2,123	1,996
5.25%, 07/26/30	1,600	1,629
7.62%, 10/30/31	1,228	1,396
Citigroup Inc.
7.13%, (100, 08/15/29) (l)	95	99
4.60%, 03/09/26	309	310
4.30%, 11/20/26	200	200
3.07%, 02/24/28	4,000	3,889
2.67%, 01/29/31	2,300	2,095
4.41%, 03/31/31	1,522	1,511
4.91%, 05/24/33	491	495
Coinbase Global, Inc.
3.63%, 10/01/31 (e)	130	110
Commonwealth Bank of Australia
3.61%, 09/12/34 (e) (m)	384	362
Corebridge Financial, Inc.
3.50%, 04/04/25	294	292
3.65%, 04/05/27	420	413
3.90%, 04/05/32	1,490	1,398
4.35%, 04/05/42	111	98
4.40%, 04/05/52	330	282
Deutsche Bank Aktiengesellschaft
5.00%, 09/11/30 (m)	5,000	5,024
3.73%, 01/14/32 (m)	2,500	2,235
Encore Capital Group, Inc.
9.25%, 04/01/29 (e) (m)	100	107
8.50%, 05/15/30 (e)	170	179
Equitable Holdings, Inc.
4.57%, 02/15/29 (e)	257	256
Five Corners Funding Trust II
2.85%, 05/15/30 (e)	1,710	1,578
Ford Motor Credit Company LLC
4.95%, 05/28/27	1,700	1,696
GGAM Finance Ltd.
7.75%, 05/15/26 (e)	240	246
8.00%, 02/15/27 - 06/15/28 (e)	242	254
6.88%, 04/15/29 (e)	20	21
5.88%, 03/15/30 (e)	100	100
Global Aviation Leasing Co., Ltd.
8.75%, 09/01/27 (e)	100	102

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Goldman Sachs Group, Inc., The
6.13%, (100, 11/10/34) (l)	45	45
3.62%, 03/15/28	3,900	3,837
4.22%, 05/01/29	5,000	4,970
3.80%, 03/15/30	2,570	2,498
2.38%, 07/21/32	1,355	1,175
3.10%, 02/24/33	2,900	2,611
GTCR W-2 Merger Sub LLC
7.50%, 01/15/31 (e)	235	252
Hightower Holdings LLC
6.75%, 04/15/29 (e)	45	43
9.13%, 01/31/30 (e)	180	188
HSBC Holdings PLC
2.80%, 05/24/32	205	181
HUB International Limited
5.63%, 12/01/29 (e)	80	78
7.25%, 06/15/30 (e)	115	120
Icahn Enterprises L.P.
6.25%, 05/15/26	210	208
5.25%, 05/15/27	125	120
9.75%, 01/15/29 (e)	100	104
9.00%, 06/15/30 (e)	30	30
Intesa Sanpaolo SPA
5.71%, 01/15/26 (e)	3,028	3,050
4.20%, 06/01/32 (e)	200	178
Jane Street Group, LLC
4.50%, 11/15/29 (e) (j)	50	48
7.13%, 04/30/31 (e)	140	148
Jefferies Finance LLC
5.00%, 08/15/28 (e)	25	24
Jones Deslauriers Insurance Management Inc.
10.50%, 12/15/30 (e)	20	22
JPMorgan Chase & Co.
4.60%, (100, 02/01/25) (l)	205	204
4.32%, 04/26/28	3,800	3,808
3.51%, 01/23/29	1,850	1,807
5.30%, 07/24/29	1,500	1,552
4.49%, 03/24/31	4,900	4,905
2.96%, 05/13/31	677	623
4.59%, 04/26/33	3,532	3,536
4.91%, 07/25/33	1,287	1,316
5.72%, 09/14/33	1,700	1,801
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 (e)	10	10
Liberty Costa Rica Senior Secured Finance
10.88%, 01/15/31 (e)	200	219
M&T Bank Corporation
3.50%, (100, 09/01/26) (l)	20	18
5.13%, (100, 11/01/26) (l)	42	42
Macquarie Airfinance Holdings Limited
6.40%, 03/26/29 (e)	145	151
8.13%, 03/30/29 (e)	100	106
6.50%, 03/26/31 (e)	135	142
MDGH - GMTN B.V.
2.88%, 11/07/29 (e)	200	187
MDGH GMTN (RSC) Ltd.
4.38%, 11/22/33 (e)	200	197
5.08%, 05/22/53 (e)	200	199
Morgan Stanley
4.00%, 07/23/25	150	150
4.21%, 04/20/28	5,800	5,793
5.45%, 07/20/29	788	819
4.43%, 01/23/30	1,000	1,003
3.62%, 04/01/31	4,344	4,170
4.89%, 07/20/33	1,207	1,223
NatWest Group PLC
3.07%, 05/22/28 (m)	712	687
Navient Corporation
5.00%, 03/15/27	25	25
4.88%, 03/15/28	25	24
5.63%, 08/01/33	35	31
NBK Tier 1 Financing Limited
3.63%, (100, 08/24/26) (e) (l)	200	191
OneMain Finance Corporation
7.13%, 03/15/26 - 11/15/31	225	229
3.50%, 01/15/27	91	87
7.50%, 05/15/31	195	201
Panther Escrow Issuer LLC
7.13%, 06/01/31 (e)	140	147
Pine Street Trust II
5.57%, 02/15/49 (e)	1,000	983
PRA Group, Inc.
8.88%, 01/31/30 (e)	65	68
PTT Treasury Center Company Limited
3.70%, 07/16/70 (e)	50	37
Regions Bank
6.45%, 06/26/37	500	539
RITHM Capital Corp.
6.25%, 10/15/25 (e)	22	22
8.00%, 04/01/29 (e)	45	46
Shift4 Payments, LLC
6.75%, 08/15/32 (e)	60	63
Shriram Finance Limited
4.15%, 07/18/25 (e)	200	197
Sixth Street Specialty Lending, Inc.
6.13%, 03/01/29	700	719
SLM Corporation
4.20%, 10/29/25	55	54
Societe Generale
1.49%, 12/14/26 (e)	1,483	1,421
Starwood Property Trust, Inc.
3.75%, 12/31/24 (e)	75	75
4.75%, 03/15/25 (j)	20	20
3.63%, 07/15/26 (e)	20	19
7.25%, 04/01/29 (e)	55	58
6.00%, 04/15/30 (e)	85	85
StoneX Group Inc.
7.88%, 03/01/31 (e)	45	48
Synchrony Financial
5.15%, 03/19/29	2,089	2,085
TCS Finance Designated Activity Company
6.00%, (100, 12/20/26) (e) (g) (h) (i) (l) (n)	200	—
Teachers Insurance And Annuity Association of America
4.90%, 09/15/44 (e)	640	612
Tiaa Asset Management, LLC
4.00%, 11/01/28 (e)	425	422
Transocean Poseidon Limited
6.88%, 02/01/27 (e)	177	177
UBS Group AG
4.55%, 04/17/26 (m)	699	702
1.49%, 08/10/27 (e) (m)	836	789
4.28%, 01/09/28 (e) (m)	2,059	2,044
3.87%, 01/12/29 (e) (m)	303	296
4.19%, 04/01/31 (e) (m)	1,376	1,347
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.
5.86%, 06/19/32 (e)	45	45
5.46%, 06/30/35 (e) (m)	157	155
Unum Group
5.75%, 08/15/42	1,500	1,532
VFH Parent LLC
7.50%, 06/15/31 (e)	105	110
VistaJet Group Holding SA
9.50%, 06/01/28 (e) (j)	45	44
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (e) (j)	109	107
6.38%, 02/01/30 (e) (j)	280	240
Wells Fargo & Company
6.85%, (100, 09/15/29) (l)	90	94
3.53%, 03/24/28	5,123	5,026
5.57%, 07/25/29	1,500	1,561
4.48%, 04/04/31	4,110	4,117
5.50%, 01/23/35	722	756
5.01%, 04/04/51	2,314	2,259
Western Alliance Bancorporation
3.00%, 06/15/31	220	203
Westpac Banking Corporation
4.11%, 07/24/34 (m)	558	539
		170,886

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Energy 3.7%
ADNOC Murban RSC Ltd.
5.13%, 09/11/54 (e)	200	196
Aethon United BR LP
7.50%, 10/01/29 (e)	140	142
Antero Midstream Partners LP
5.38%, 06/15/29 (e)	100	99
Archrock Partners, L.P.
6.63%, 09/01/32 (e)	90	92
Aydem Yenilenebilir Enerji Anonim Sirketi
7.75%, 02/02/27 (e)	200	199
Baytex Energy Corp.
7.38%, 03/15/32 (e)	95	95
Blue Racer Midstream, LLC
7.00%, 07/15/29 (e)	35	36
7.25%, 07/15/32 (e)	35	37
California Resources Corporation
7.13%, 02/01/26 (e)	27	27
8.25%, 06/15/29 (e)	250	255
Calumet Specialty Products Partners, L.P.
9.75%, 07/15/28 (e)	50	49
Canacol Energy Ltd.
5.75%, 11/24/28 (e)	256	137
Cenovus Energy Inc.
2.65%, 01/15/32	1,400	1,205
6.75%, 11/15/39	36	41
5.40%, 06/15/47	89	86
3.75%, 02/15/52	140	103
Cenub Qaz Dehlizi, Qsc
6.88%, 03/24/26 (e)	205	210
Cheniere Energy Partners, L.P.
5.75%, 08/15/34 (e)	40	42
Citgo Petroleum Corporation
7.00%, 06/15/25 (e)	7	7
6.38%, 06/15/26 (e)	170	170
8.38%, 01/15/29 (e)	156	162
CNX Midstream Partners LP
4.75%, 04/15/30 (e)	190	178
CNX Resources Corporation
6.00%, 01/15/29 (e)	45	45
7.25%, 03/01/32 (e)	80	84
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (e)	230	230
Columbia Pipelines Operating Company LLC
6.04%, 11/15/33 (e)	492	526
6.50%, 08/15/43 (e)	147	164
6.54%, 11/15/53 (e)	265	298
6.71%, 08/15/63 (e)	158	181
Comstock Resources, Inc.
6.75%, 03/01/29 (e)	75	73
5.88%, 01/15/30 (e)	240	224
CQP Holdco LP
7.50%, 12/15/33 (e)	250	271
Crescent Energy Finance LLC
7.63%, 04/01/32 (e)	50	50
CrownRock, L.P.
5.00%, 05/01/29 (e)	35	35
CVR Energy, Inc.
5.75%, 02/15/28 (e)	135	127
8.50%, 01/15/29 (e)	260	263
Delek Logistics Partners, LP
7.13%, 06/01/28 (e)	235	236
8.63%, 03/15/29 (e)	38	40
DT Midstream, Inc.
4.13%, 06/15/29 (e)	100	96
Ecopetrol S.A.
4.63%, 11/02/31	75	64
8.88%, 01/13/33	230	246
8.38%, 01/19/36	70	72
EIG Pearl Holdings S.a r.l.
3.55%, 08/31/36 (e)	275	245
Empresa Nacional del Petroleo
5.95%, 07/30/34 (e)	200	210
Energean Israel Finance Ltd
4.88%, 03/30/26 (i)	210	201
5.38%, 03/30/28	40	36
Energean PLC
6.50%, 04/30/27 (e)	309	305
Energy Transfer LP
6.63%, (100, 02/15/28) (j) (l)	50	49
5.25%, 04/15/29	925	951
3.75%, 05/15/30	327	312
5.30%, 04/15/47	700	661
6.00%, 06/15/48	490	502
5.00%, 05/15/50	930	838
Enfragen Energia Sur SA.
5.38%, 12/30/30 (e)	250	215
EnLink Midstream Partners, LP
9.31%, (3 Month Term SOFR + 4.37%), (100, 10/17/24) (d) (l)	145	145
Enlink Midstream, LLC
5.63%, 01/15/28 (e)	20	20
6.50%, 09/01/30 (e)	95	102
ENN Clean Energy International Investment Limited
3.38%, 05/12/26 (e)	200	194
EQM Midstream Partners, LP
7.50%, 06/01/27 (e)	120	124
6.50%, 07/01/27 (e)	115	118
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (e)	65	58
2.63%, 03/31/36 (e)	300	257
Geopark Limited
5.50%, 01/17/27 (e)	110	104
Global Partners LP
6.88%, 01/15/29	325	326
Golar LNG Limited
7.00%, 10/20/25	215	217
7.75%, 09/19/29	200	200
Gran Tierra Energy Inc.
9.50%, 10/15/29 (e)	330	313
GreenSaif Pipelines Bidco S.a r.l.
6.13%, 02/23/38 (e)	200	211
6.51%, 02/23/42 (e)	200	215
Guara Norte S.a r.l.
5.20%, 06/15/34 (e)	166	158
Halliburton Company
3.80%, 11/15/25	5	5
Harbour Energy PLC
5.50%, 10/15/26 (e)	30	30
Harvest Midstream I, L.P.
7.50%, 09/01/28 - 05/15/32 (e)	250	257
Hess Corporation
7.13%, 03/15/33	1,351	1,560
5.60%, 02/15/41	1,013	1,054
5.80%, 04/01/47	601	636
Hess Infrastructure Partners LP
5.63%, 02/15/26 (e)	170	170
6.50%, 06/01/29 (e)	145	150
4.25%, 02/15/30 (e)	60	57
5.50%, 10/15/30 (e)	20	20
HF Sinclair Corporation
5.00%, 02/01/28	230	229
Howard Midstream Energy Partners, LLC
8.88%, 07/15/28 (e)	190	202
7.38%, 07/15/32 (e)	60	62
Investment Energy Resources Limited
6.25%, 04/26/29 (e)	200	198
ITT Holdings LLC
6.50%, 08/01/29 (e)	110	104
Joint Stock Company National Company Kazmunaygas
5.38%, 04/24/30 (e)	60	60
5.75%, 04/19/47 (e)	35	32
Kinetik Holdings LP
6.63%, 12/15/28 (e)	145	151
5.88%, 06/15/30 (e)	95	96
Kosmos Energy Ltd.
7.75%, 05/01/27 (e)	25	25

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
7.50%, 03/01/28 (e) (j)	125	121
8.75%, 10/01/31 (e) (j)	480	474
Leviathan Bond Ltd
6.13%, 06/30/25 (i)	95	93
Matador Resources Company
6.50%, 04/15/32 (e)	115	115
6.25%, 04/15/33 (e)	50	49
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (e)	225	192
Medco Maple Tree Pte. Ltd.
8.96%, 04/27/29 (e)	250	264
Mesquite Energy, Inc.
0.00%, 12/31/49 (e) (g) (h)	269	10
Moss Creek Resources Holdings, Inc.
8.25%, 09/01/31 (e)	65	64
MPLX LP
4.95%, 09/01/32	993	995
4.50%, 04/15/38	675	623
4.70%, 04/15/48	325	285
Murphy Oil Corporation
6.00%, 10/01/32	30	30
Nabors Industries, Inc.
9.13%, 01/31/30 (e)	25	26
8.88%, 08/15/31 (e) (j)	55	52
New Fortress Energy Inc.
6.75%, 09/15/25 (e)	285	272
6.50%, 09/30/26 (e) (j)	634	534
NextEra Energy Operating Partners, LP
4.50%, 09/15/27 (e)	55	54
Northern Oil and Gas Incorporated
8.75%, 06/15/31 (e)	145	151
Occidental Petroleum Corporation
7.50%, 05/01/31	1,400	1,591
6.45%, 09/15/36	1,135	1,224
6.60%, 03/15/46	1,375	1,477
Oleoducto Central S.A.
4.00%, 07/14/27 (e)	99	95
ONEOK, Inc.
4.25%, 09/24/27	338	338
4.40%, 10/15/29	353	351
4.75%, 10/15/31	688	690
Parkland Corporation
4.50%, 10/01/29 (e)	60	57
4.63%, 05/01/30 (e)	210	198
6.63%, 08/15/32 (e)	55	56
PBF Holding Company LLC
6.00%, 02/15/28	78	77
7.88%, 09/15/30 (e)	177	182
Pemex Project Funding Master Trust
6.63%, 06/15/35	410	333
Permian Resources Operating, LLC
7.00%, 01/15/32 (e)	25	26
6.25%, 02/01/33 (e)	40	41
Petroleos de Venezuela, S.A.
0.00%, 04/12/27 - 01/01/00 (g) (h) (i)	10,380	875
0.00%, 05/17/35 (e) (g) (h)	330	37
Petroleos Mexicanos
6.88%, 10/16/25 - 08/04/26	135	135
6.49%, 01/23/27	395	389
6.50%, 03/13/27 - 06/02/41	385	368
5.95%, 01/28/31 (j)	2,235	1,939
6.70%, 02/16/32	500	448
6.38%, 01/23/45	60	42
6.75%, 09/21/47	8,860	6,335
6.35%, 02/12/48 (j)	4,400	3,045
7.69%, 01/23/50	741	576
6.95%, 01/28/60	115	82
Petronas Capital Limited
3.50%, 04/21/30 (e)	50	48
3.40%, 04/28/61 (e)	105	76
Petrorio Luxembourg Trading S.A. R.L.
6.13%, 06/09/26 (e)	75	75
Phillips 66
3.85%, 04/09/25	87	87
Plains All American Pipeline, L.P.
9.49%, (3 Month Term SOFR + 4.37%), (100, 11/07/24) (d) (l)	265	265
3.55%, 12/15/29	188	179
Prairie Acquiror LP
9.00%, 08/01/29 (e)	100	103
PT Pertamina (Persero)
4.18%, 01/21/50 (e)	50	42
Qatarenergy
1.38%, 09/12/26 (e)	325	308
2.25%, 07/12/31 (e)	270	238
3.13%, 07/12/41 (e)	110	87
3.30%, 07/12/51 (e)	350	262
Raizen Fuels Finance S.A.
6.95%, 03/05/54 (e)	200	213
SA Global Sukuk Limited
1.60%, 06/17/26 (e)	115	110
Saudi Arabian Oil Company
3.50%, 04/16/29 (e)	315	303
2.25%, 11/24/30 (e)	380	334
4.25%, 04/16/39 (e)	285	259
4.38%, 04/16/49 (e)	35	30
3.25%, 11/24/50 (e)	130	91
5.88%, 07/17/64 (e)	200	202
3.50%, 11/24/70 (e)	65	43
Seadrill Finance Limited
8.38%, 08/01/30 (e)	45	47
Seplat Energy PLC
7.75%, 04/01/26 (e)	25	25
Sitio Royalties Operating Partnership, LP
7.88%, 11/01/28 (e)	60	63
SM Energy Company
6.75%, 08/01/29 (e)	20	20
7.00%, 08/01/32 (e)	20	20
Southwestern Energy Company
4.75%, 02/01/32	95	91
Sunnova Energy Corporation
5.88%, 09/01/26 (e)	235	219
Sunoco Logistics Partners Operations L.P.
5.40%, 10/01/47	200	190
Sunoco LP
5.88%, 03/15/28	95	96
7.00%, 05/01/29 (e)	20	21
4.50%, 05/15/29	160	154
7.25%, 05/01/32 (e)	40	42
Tallgrass Energy Partners, LP
6.00%, 12/31/30 - 09/01/31 (e)	600	569
Talos Production Inc.
9.00%, 02/01/29 (e)	30	31
9.38%, 02/01/31 (e)	55	57
Tengizchevroil Finance Company S.A R.L.
3.25%, 08/15/30 (e)	140	122
The Oil And Gas Holding Company B.S.C.
7.50%, 10/25/27 (e)	110	115
8.38%, 11/07/28 (e)	40	44
TMS ISSUER S.a r.l.
5.78%, 08/23/32 (e)	110	116
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	158	148
3.95%, 05/15/50	509	405
Transmontaigne Partners LLC
6.13%, 02/15/26	13	13
Transocean Inc
8.00%, 02/01/27 (e)	80	80
8.25%, 05/15/29 (e)	30	30
8.75%, 02/15/30 (e)	76	80
8.50%, 05/15/31 (e)	105	104
Tullow Oil PLC
7.00%, 03/01/25 (e)	125	119
10.25%, 05/15/26 (e)	285	260
USA Compression Finance Corp.
7.13%, 03/15/29 (e)	95	98
Valaris Limited
8.38%, 04/30/30 (e)	165	170

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Vallourec
7.50%, 04/15/32 (e)	235	249
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 - 11/01/33 (e)	210	194
Venture Global LNG, Inc.
7.00%, 01/15/30 (e)	10	10
Viper Energy, Inc.
7.38%, 11/01/31 (e)	35	37
Viridien
8.75%, 04/01/27 (e)	210	203
Western Midstream Operating, LP
4.05%, 02/01/30 (f) (o)	4,300	4,137
Williams Companies, Inc., The
4.65%, 08/15/32	1,037	1,030
Yinson Boronia Production B.V.
8.95%, 07/31/42 (e)	400	428
		57,881
Real Estate 1.9%
American Homes 4 Rent, L.P.
3.63%, 04/15/32	451	417
Anywhere Real Estate Group LLC
0.25%, 06/15/26 (m)	81	71
5.75%, 01/15/29 (e) (j)	45	38
5.25%, 04/15/30 (e) (j)	19	15
7.00%, 04/15/30 (e) (j)	116	108
Boston Properties Limited Partnership
6.75%, 12/01/27	740	782
Brandywine Operating Partnership, L.P.
8.30%, 03/15/28 (f) (o)	1,062	1,146
4.55%, 10/01/29	189	178
COPT Defense Properties
2.25%, 03/15/26	257	248
2.75%, 04/15/31	187	164
CTR Partnership, L.P.
3.88%, 06/30/28 (e)	110	105
Global Net Lease Operating Partnership, L.P.
3.75%, 12/15/27 (e)	245	228
GLP Financing, LLC
5.25%, 06/01/25	50	50
Greystar Real Estate Partners, LLC
7.75%, 09/01/30 (e)	45	48
HAT Holdings I LLC
3.38%, 06/15/26 (e)	163	158
8.00%, 06/15/27 (e)	45	48
Healthcare Realty Holdings, L.P.
3.50%, 08/01/26	201	198
3.10%, 02/15/30	193	177
Howard Hughes Corporation, The
4.13%, 02/01/29 (e)	195	182
Hudson Pacific Properties, L.P.
4.65%, 04/01/29 (j)	2,500	2,076
Invitation Homes Operating Partnership LP
4.15%, 04/15/32	1,513	1,445
Kennedy-Wilson, Inc.
4.75%, 02/01/30	140	127
Kilroy Realty, L.P.
4.75%, 12/15/28	925	918
Ladder Capital Finance Holdings LLLP
4.75%, 06/15/29 (e)	90	88
7.00%, 07/15/31 (e)	90	95
MPT Operating Partnership, L.P.
5.25%, 08/01/26 (j)	202	192
5.00%, 10/15/27 (j)	432	387
3.50%, 03/15/31	585	428
Omega Healthcare Investors, Inc.
4.50%, 04/01/27	5,000	4,974
3.63%, 10/01/29	852	802
3.38%, 02/01/31	1,626	1,480
3.25%, 04/15/33	1,217	1,046
Park Intermediate Holdings LLC
7.00%, 02/01/30 (e)	65	67
Piedmont Operating Partnership, LP
2.75%, 04/01/32	207	168
Realty Income Corporation
3.40%, 01/15/28	238	232
2.20%, 06/15/28	133	124
Redfin Corporation
0.50%, 04/01/27 (m)	288	211
Retail Properties of America, Inc.
4.75%, 09/15/30	58	58
Sabra Health Care Limited Partnership
3.20%, 12/01/31	1,350	1,187
Safehold GL Holdings LLC
2.80%, 06/15/31	60	53
2.85%, 01/15/32	131	113
Star Holding LLC
8.75%, 08/01/31 (e)	35	33
Store Capital LLC
2.75%, 11/18/30	329	288
Sun Communities Operating Limited Partnership
2.30%, 11/01/28	233	213
2.70%, 07/15/31	617	539
Tanger Properties Limited Partnership
3.13%, 09/01/26 (j)	3,000	2,910
2.75%, 09/01/31	1,630	1,401
Uniti Group Inc.
10.50%, 02/15/28 (e)	252	269
4.75%, 04/15/28 (e)	80	74
6.50%, 02/15/29 (e)	720	625
6.00%, 01/15/30 (e)	260	222
VICI Properties Inc.
3.50%, 02/15/25 (e)	4	4
4.63%, 06/15/25 (e)	55	55
4.50%, 09/01/26 (e)	50	50
4.25%, 12/01/26 (e)	8	8
4.63%, 12/01/29 (e)	80	78
VICI Properties L.P.
4.38%, 05/15/25	112	111
4.75%, 02/15/28	969	973
4.95%, 02/15/30	1,407	1,416
5.13%, 05/15/32	345	347
5.75%, 04/01/34	179	188
6.13%, 04/01/54	94	98
Vornado Realty L.P.
2.15%, 06/01/26	271	257
		30,791
Consumer Discretionary 1.7%
Alibaba Group Holding Limited
2.13%, 02/09/31 (j)	65	57
Amer Sports Company
6.75%, 02/16/31 (e)	205	210
Aramark Services, Inc.
5.00%, 02/01/28 (e)	115	115
ARKO Corp.
5.13%, 11/15/29 (e) (j)	15	14
Asbury Automotive Group, Inc.
4.63%, 11/15/29 (e)	60	57
5.00%, 02/15/32 (e)	65	62
Ashton Woods USA L.L.C.
4.63%, 04/01/30 (e)	75	72
Aston Martin Capital Holdings Limited
10.00%, 03/31/29 (e)	95	94
Bath & Body Works, Inc.
7.50%, 06/15/29	15	16
6.63%, 10/01/30 (e)	170	173
Beazer Homes USA, Inc.
7.50%, 03/15/31 (e)	75	78
BRE RC Pitney Road PA LP
6.63%, 01/15/32 (e)	135	137
Caesars Entertainment, Inc.
4.63%, 10/15/29 (e) (j)	85	81
7.00%, 02/15/30 (e)	51	53
6.50%, 02/15/32 (e)	180	186
Carnival Corporation
7.63%, 03/01/26 (e)	125	126
4.00%, 08/01/28 (e)	110	106
10.50%, 06/01/30 (e)	455	494

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Carvana Co.
5.63%, 10/01/25 (e)	196	194
5.88%, 10/01/28 (e)	110	99
12.00%, 12/01/28 (e) (p)	67	70
4.88%, 09/01/29 (e)	245	204
10.25%, 05/01/30 (e)	145	146
Century Communities, Inc.
3.88%, 08/15/29 (e) (o)	110	103
Clarios Global LP
6.75%, 05/15/28 (e)	100	103
Constellation Merger Sub Inc.
8.50%, 09/15/25 (e)	40	37
Corporacion Geo, S.A.B. De C.V.
0.00%, 12/31/49 (g) (h) (n)	99	—
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (e)	60	63
Crocs, Inc.
4.13%, 08/15/31 (e)	50	45
Cruise Yacht Upper Holdco Ltd
11.88%, 07/05/28 (i)	200	206
Dana Incorporated
4.50%, 02/15/32	95	84
Discovery Communications, LLC
4.13%, 05/15/29	27	26
3.63%, 05/15/30	539	484
EG Global Finance PLC
12.00%, 11/30/28 (e)	719	802
Eldorado Resorts, Inc.
8.13%, 07/01/27 (e)	200	204
Fertitta Entertainment LLC
4.63%, 01/15/29 (e)	50	48
6.75%, 01/15/30 (e)	295	274
Gates Corporation
6.88%, 07/01/29 (e)	110	114
GENM Capital Labuan Limited
3.88%, 04/19/31 (e)	200	182
Hawaiian Brand Intellectual Property, Ltd.
11.00%, 04/15/29 (e)	148	149
Hilton Domestic Operating Company Inc.
5.88%, 04/01/29 - 03/15/33 (e)	130	133
3.63%, 02/15/32 (e)	242	219
6.13%, 04/01/32 (e)	5	5
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (e)	100	95
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (e)	37	36
JD.com, Inc.
3.38%, 01/14/30 (j)	185	176
Kohl's Corporation
4.25%, 07/17/25 (j)	15	15
Kontoor Brands, Inc.
4.13%, 11/15/29 (e)	30	28
Landsea Homes Corporation
8.88%, 04/01/29 (e)	45	47
LBM Acquisition, LLC
6.25%, 01/15/29 (e)	165	156
LCM Investments Holdings II, LLC
4.88%, 05/01/29 (e)	40	38
8.25%, 08/01/31 (e)	45	48
Levi Strauss & Co.
3.50%, 03/01/31 (e)	20	18
LGI Homes, Inc.
8.75%, 12/15/28 (e)	40	43
4.00%, 07/15/29 (e)	60	56
Life Time, Inc.
5.75%, 01/15/26 (e)	212	212
8.00%, 04/15/26 (e)	155	156
Lindblad Expeditions, LLC
6.75%, 02/15/27 (e)	25	25
Lowe`s Companies, Inc.
3.35%, 04/01/27	89	87
4.25%, 04/01/52	1,117	946
Magic Mergeco, Inc.
5.25%, 05/01/28 (e)	50	37
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (e)	150	146
MCE Finance Limited
5.75%, 07/21/28 (e)	110	106
5.38%, 12/04/29 (e)	70	66
McLaren Finance PLC
7.50%, 08/01/26 (e)	110	102
Meituan
3.05%, 10/28/30 (e)	200	182
Merlin Entertainments Group U.S. Holdings Inc.
7.38%, 02/15/31 (e)	50	50
Metalsa, S.A.P.I. de C.V.
3.75%, 05/04/31 (e)	150	125
MGM Resorts International
6.50%, 04/15/32	95	97
Mohegan Tribal Gaming Authority
8.00%, 02/01/26 (e)	110	109
NCL Corporation Ltd.
3.63%, 12/15/24 (e)	277	276
5.88%, 03/15/26 (e)	55	55
Newell Brands Inc.
6.88%, 04/01/36 (f) (o)	170	162
Nordstrom, Inc.
5.00%, 01/15/44	100	77
Ontario Gaming GTA Limited Partnership
8.00%, 08/01/30 (e)	4	4
Prosus N.V.
3.68%, 01/21/30 (e)	45	42
3.06%, 07/13/31 (e)	125	111
4.19%, 01/19/32 (e)	200	188
Resideo Funding Inc.
6.50%, 07/15/32 (e)	60	62
Restaurant Brands International Limited Partnership
4.38%, 01/15/28 (e)	120	117
6.13%, 06/15/29 (e)	105	108
5.63%, 09/15/29 (e)	275	279
4.00%, 10/15/30 (e)	50	46
Rivian Holdings LLC
11.36%, (6 Month Term SOFR + 6.05%), 10/15/26 (d) (e) (f)	624	629
Royal Caribbean Cruises Ltd.
5.38%, 07/15/27 (e)	60	60
5.63%, 09/30/31 (e)	95	96
6.25%, 03/15/32 (e)	141	146
6.00%, 02/01/33 (e)	180	185
Sally Holdings, LLC
6.75%, 03/01/32 (j)	95	98
Service Corporation International
5.75%, 10/15/32	45	45
SkyMiles IP Ltd.
4.50%, 10/20/25 (e)	8	8
Sotheby's, Inc.
7.38%, 10/15/27 (e)	120	115
Spectrum Management Holding Company, LLC
5.88%, 11/15/40	425	386
5.50%, 09/01/41	2,000	1,735
Staples, Inc.
10.75%, 09/01/29 (e)	180	175
12.75%, 01/15/30 (e)	145	119
Station Casinos LLC
4.50%, 02/15/28 (e)	200	193
6.63%, 03/15/32 (e)	45	46
Stonemor Inc.
8.50%, 05/15/29 (e)	40	36
Studio City Company Limited
7.00%, 02/15/27 (e)	60	61
Tapestry, Inc.
7.05%, 11/27/25 (o)	181	185
7.00%, 11/27/26 (o)	487	504
7.35%, 11/27/28 (o)	779	819
7.70%, 11/27/30 (o)	896	967
7.85%, 11/27/33 (o)	896	972
Taylor Morrison Communities, Inc.
5.13%, 08/01/30 (e)	43	43

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Tempur Sealy International, Inc.
4.00%, 04/15/29 (e)	175	163
3.88%, 10/15/31 (e)	95	85
TKC Holdings, Inc.
6.88%, 05/15/28 (e)	166	164
10.50%, 05/15/29 (e)	180	181
TopBuild Corp.
4.13%, 02/15/32 (e)	195	180
TV Azteca S.A.B. de C.V.
0.00%, 08/09/26 (g) (h) (i)	300	113
Univision Communications Inc.
6.63%, 06/01/27 (e)	296	297
8.00%, 08/15/28 (e)	79	81
4.50%, 05/01/29 (e)	25	22
8.50%, 07/31/31 (e) (j)	125	125
Vestel Elektronik Sanayi Ve Ticaret Anonim Sirketi
9.75%, 05/15/29 (e)	200	203
Viking Cruises Limited
9.13%, 07/15/31 (e)	95	104
Warnermedia Holdings, Inc.
3.76%, 03/15/27	579	560
4.05%, 03/15/29	174	165
4.28%, 03/15/32 (j)	1,014	903
5.05%, 03/15/42	474	387
5.14%, 03/15/52	5,766	4,445
Windsor Holdings III, LLC
8.50%, 06/15/30 (e)	91	97
Wolverine World Wide, Inc.
4.00%, 08/15/29 (e)	105	93
Wynn Las Vegas, LLC
5.25%, 05/15/27 (e)	160	160
Yum! Brands, Inc.
4.63%, 01/31/32	435	417
ZF North America Capital, Inc.
4.75%, 04/29/25 (e)	10	10
6.88%, 04/14/28 - 04/23/32 (e)	155	156
6.75%, 04/23/30 (e)	135	136
		27,724
Communication Services 1.7%
Acuris Finance US, Inc.
5.00%, 05/01/28 (e)	205	188
9.00%, 08/01/29 (e)	155	156
Advantage Sales & Marketing Inc.
6.50%, 11/15/28 (e)	225	214
Altice Financing S.A.
5.75%, 08/15/29 (e)	513	413
Altice France
6.00%, 02/15/28 (e)	110	34
Altice France Holding S.A.
5.50%, 01/15/28 (e)	75	55
5.13%, 01/15/29 (e)	255	179
5.13%, 07/15/29 (e)	515	361
AT&T Inc.
2.55%, 12/01/33	238	201
4.90%, 08/15/37	400	397
3.80%, 12/01/57	2,900	2,194
Axian Telecom
7.38%, 02/16/27 (e)	256	256
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (e)	584	579
Cablevision Lightpath LLC
5.63%, 09/15/28 (e)	10	9
CCO Holdings, LLC
5.00%, 02/01/28 (e)	470	457
4.75%, 03/01/30 (e)	130	119
4.50%, 08/15/30 (e)	60	54
4.75%, 02/01/32 (e)	435	383
4.50%, 05/01/32	75	65
4.50%, 06/01/33 (e)	90	76
Charter Communications Operating, LLC
6.10%, 06/01/29	879	910
4.40%, 04/01/33	487	447
6.55%, 06/01/34	479	498
5.38%, 05/01/47	2,440	2,051
4.80%, 03/01/50	4,552	3,488
5.50%, 04/01/63	487	394
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (e)	60	59
9.00%, 09/15/28 (e) (j)	65	69
7.50%, 06/01/29 (e)	150	129
7.88%, 04/01/30 (e)	160	167
Cogent Communications Group, LLC
7.00%, 06/15/27 (e)	155	158
Colombia Telecomunicaciones S.A. E.S.P.
4.95%, 07/17/30 (e)	45	38
Commscope, LLC.
4.75%, 09/01/29 (e)	215	173
Connect Finco SARL
6.75%, 10/01/26 (e)	90	90
Consolidated Communications, Inc.
5.00%, 10/01/28 (e)	55	51
CSC Holdings, LLC
5.50%, 04/15/27 (e) (j)	65	57
4.13%, 12/01/30 (e) (j)	190	138
4.63%, 12/01/30 (e)	266	135
3.38%, 02/15/31 (e)	280	199
4.50%, 11/15/31 (e)	150	109
CT Trust
5.13%, 02/03/32 (e)	200	183
DISH DBS Corporation
5.88%, 11/15/24	94	93
5.75%, 12/01/28 (e)	175	154
DISH Network Corporation
3.38%, 08/15/26 (m)	458	371
11.75%, 11/15/27 (e)	659	691
EchoStar Corporation
10.75%, 09/27/29	1,067	1,036
Frontier Communications Holdings, LLC
5.88%, 11/01/29	12	12
6.00%, 01/15/30 (e)	115	115
8.75%, 05/15/30 (e)	83	88
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (e)	85	85
5.00%, 05/01/28 (e)	35	35
Hughes Satellite Systems Corporation
5.25%, 08/01/26	10	9
6.63%, 08/01/26 (j)	10	9
IHS Holding Limited
5.63%, 11/29/26 (e)	290	285
6.25%, 11/29/28 (e)	20	19
Iliad Holding
7.00%, 10/15/28 (e)	10	10
8.50%, 04/15/31 (e)	165	178
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (e)	261	251
Ion Trading Technologies S.a r.l.
5.75%, 05/15/28 (e)	75	70
9.50%, 05/30/29 (e)	150	154
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (e)	217	198
5.13%, 07/15/29 (e) (j)	325	264
Level 3 Financing, Inc.
3.63%, 01/15/29 (e)	15	10
4.88%, 06/15/29 (e)	15	13
10.50%, 05/15/30 (e)	405	439
3.88%, 10/15/30 (e)	80	59
4.00%, 04/15/31 (e)	45	33
Liquid Telecommunications Financing PLC
5.50%, 09/04/26 (e)	405	275
Match Group Holdings II, LLC
4.13%, 08/01/30 (e)	45	42
3.63%, 10/01/31 (e)	105	94
Millicom International Cellular SA
5.13%, 01/15/28 (e)	171	166
4.50%, 04/27/31 (e)	200	180
7.38%, 04/02/32 (e) (j)	50	51
MTN (Mauritius) Investments Limited
6.50%, 10/13/26 (e)	70	71

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Network I2I Limited
3.98%, (100, 03/03/26) (e) (l)	50	48
5.65%, (100, 01/15/25) (e) (l)	120	120
Optics BidCo S.p.A.
6.38%, 11/15/33 (e)	225	235
Outfront Media Capital Corporation
7.38%, 02/15/31 (e)	145	155
Roblox Corporation
3.88%, 05/01/30 (e)	230	214
Sable International Finance Limited
5.75%, 09/07/27 (e)	115	115
7.13%, 10/15/32 (e)	400	401
Sirius XM Radio Inc.
4.13%, 07/01/30 (e)	55	50
Telecomunicaciones Digitales, S.A.
4.50%, 01/30/30 (e)	260	238
Telefonica Celular del Paraguay S.A.E.
5.88%, 04/15/27 (e)	130	129
Tencent Holdings Limited
1.81%, 01/26/26 (e)	50	48
3.98%, 04/11/29 (e)	40	40
2.39%, 06/03/30 (e)	65	59
T-Mobile USA, Inc.
3.75%, 04/15/27	870	859
3.88%, 04/15/30	40	39
4.38%, 04/15/40	40	37
4.50%, 04/15/50	40	36
Verizon Communications Inc.
2.55%, 03/21/31	846	756
4.78%, 02/15/35 (e)	179	179
4.86%, 08/21/46	580	564
5.01%, 04/15/49	138	139
Virgin Media Finance PLC
5.00%, 07/15/30 (e)	165	145
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (e)	195	173
VTR Comunicaciones SpA
5.13%, 01/15/28 (e) (j)	157	144
4.38%, 04/15/29 (e)	100	86
VTR Finance N.V.
6.38%, 07/15/28 (e) (j)	120	109
Wayfair LLC
7.25%, 10/31/29 (e)	100	102
Windstream Escrow, LLC
7.75%, 08/15/28 (e)	175	175
Windstream Services, LLC
8.25%, 10/01/31 (e)	90	92
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (e) (j)	175	156
Ziggo B.V.
4.88%, 01/15/30 (e)	100	95
Ziggo Bond Company B.V.
6.00%, 01/15/27 (e)	10	10
		27,241
Industrials 1.5%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (e)	275	272
AerCap Global Aviation Trust
6.50%, 06/15/45 (e)	55	55
AerCap Holdings N.V.
5.88%, 10/10/79	338	338
Aeropuerto Internacional de Tocumen, S.A.
5.13%, 08/11/61 (e)	200	158
Aeropuertos Dominicanos Siglo XXI
7.00%, 06/30/34 (e)	200	209
Air Lease Corporation
4.13%, (100, 12/15/26) (l)	200	188
6.00%, (100, 09/24/29) (l)	10	10
3.38%, 07/01/25	961	950
3.75%, 06/01/26	3,475	3,435
Aircastle Limited
5.25%, (100, 06/17/26) (e) (j) (l)	207	206
America Movil, S.A. De C.V.
5.38%, 04/04/32 (e)	215	208
American Airlines, Inc.
5.50%, 04/20/26 (e)	12	12
7.25%, 02/15/28 (e) (j)	75	77
8.50%, 05/15/29 (e)	170	180
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/28 (e)	25	26
ARD Finance S.A.
6.50%, 06/30/27 (e) (p)	75	17
Ardagh Metal Packaging Finance Public Limited Company
6.00%, 06/15/27 (e)	65	65
3.25%, 09/01/28 (e) (j)	22	20
4.00%, 09/01/29 (e)	180	161
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (e) (j)	45	41
Artera Services, LLC
8.50%, 02/15/31 (e)	477	473
ATP Tower Holdings, LLC
4.05%, 04/27/26 (e)	150	145
Beacon Roofing Supply, Inc.
6.50%, 08/01/30 (e)	95	98
Boeing Company, The
6.26%, 05/01/27 (e) (o)	291	300
6.30%, 05/01/29 (e) (o)	373	392
5.15%, 05/01/30 (o)	778	781
6.39%, 05/01/31 (e) (o)	283	303
6.53%, 05/01/34 (e) (o)	303	325
5.71%, 05/01/40 (o)	560	546
5.81%, 05/01/50 (o)	166	160
6.86%, 05/01/54 (e) (o)	456	500
5.93%, 05/01/60 (o)	560	536
7.01%, 05/01/64 (e) (o)	430	473
Bombardier Inc.
7.88%, 04/15/27 (e)	88	88
8.75%, 11/15/30 (e)	45	49
7.25%, 07/01/31 (e)	85	90
7.00%, 06/01/32 (e)	90	94
Brand Industrial Services, Inc.
10.38%, 08/01/30 (e)	260	278
Builders FirstSource, Inc.
4.25%, 02/01/32 (e)	90	83
6.38%, 03/01/34 (e)	55	57
BWXT Government Group, Inc.
4.13%, 06/30/28 (e)	75	72
4.13%, 04/15/29 (e)	195	187
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (e)	185	177
Carlyle Aviation Elevate Merger Subsidiary Ltd.
7.00%, 10/15/24 (e)	30	30
Carrier Global Corporation
5.90%, 03/15/34	121	132
6.20%, 03/15/54	75	87
Cimpress NV
7.38%, 09/15/32 (e)	150	151
Clean Harbors, Inc.
6.38%, 02/01/31 (e)	60	61
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29 (e)	45	45
6.88%, 01/15/30 (e)	100	102
8.75%, 04/15/30 (e)	140	142
CoreCivic, Inc.
4.75%, 10/15/27	220	210
8.25%, 04/15/29	155	164
CoreLogic, Inc.
4.50%, 05/01/28 (e)	230	217
Corporation De Securite Garda World
8.25%, 08/01/32 (e)	55	56
DP World Limited
5.63%, 09/25/48 (e)	100	100
Eco Material Technologies Inc.
7.88%, 01/31/27 (e)	260	263
Embraer Netherlands Finance B.V.
5.40%, 02/01/27	75	77
6.95%, 01/17/28 (e)	65	69

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
7.00%, 07/28/30 (e)	95	103
Emerald Debt Merger Sub LLC
6.63%, 12/15/30 (e)	290	299
EMRLD Borrower LP
6.75%, 07/15/31 (e)	105	110
Fortress Transportation And Infrastructure Investors LLC
7.88%, 12/01/30 (e)	120	129
7.00%, 06/15/32 (e)	40	42
5.88%, 04/15/33 (e)	10	10
Forward Air Corporation
9.50%, 10/15/31 (e) (j)	112	118
Foundation Building Materials, Inc.
6.00%, 03/01/29 (e)	115	101
Genesee & Wyoming Inc.
6.25%, 04/15/32 (e)	230	237
GEO Group, Inc., The
8.63%, 04/15/29	130	135
10.25%, 04/15/31	135	144
GFL Environmental Inc.
6.75%, 01/15/31 (e)	75	79
Graftech Global Enterprises Inc.
9.88%, 12/15/28 (e) (j)	60	48
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (e)	10	10
Graphic Packaging International, LLC
3.75%, 02/01/30 (e)	45	42
6.38%, 07/15/32 (e)	95	98
Grupo Kuo, S.A.B. De C.V.
5.75%, 07/07/27 (e)	140	138
HTA Group Limited
7.50%, 06/04/29 (e)	440	447
IHS Netherlands Holdco B.V.
8.00%, 09/18/27 (e)	105	105
JetBlue Airways Corporation
9.88%, 09/20/31 (e)	100	105
Kingston Airport Revenue Finance Ltd.
6.75%, 12/15/36 (e)	200	207
LABL Escrow Issuer LLC
6.75%, 07/15/26 (e)	20	20
Lightning Power LLC
7.25%, 08/15/32 (e)	85	89
Madison IAQ LLC
5.88%, 06/30/29 (e)	300	292
Masterbrand, Inc.
7.00%, 07/15/32 (e)	45	47
Mauser Packaging Solutions Holding Company
7.88%, 04/15/27 (e)	185	191
Misc Capital Two Labuan Ltd
3.75%, 04/06/27 (e)	200	197
Miter Brands Acquisition Holdco, Inc.
6.75%, 04/01/32 (e)	50	52
MIWD Holdco II LLC
5.50%, 02/01/30 (e)	25	24
MOOG Inc.
4.25%, 12/15/27 (e)	95	92
Mueller Water Products, Inc.
4.00%, 06/15/29 (e)	110	105
OI European Group B.V.
4.75%, 02/15/30 (e)	45	43
Oscar AcquisitionCo, LLC
9.50%, 04/15/30 (e) (j)	115	112
Owens-Brockway Glass Container Inc.
7.25%, 05/15/31 (e)	20	21
7.38%, 06/01/32 (e) (j)	35	36
Pike Corporation
5.50%, 09/01/28 (e)	270	264
8.63%, 01/31/31 (e)	125	134
RailWorks Holdings, LP
8.25%, 11/15/28 (e)	220	227
Rand Parent LLC
8.50%, 02/15/30 (e) (j)	437	445
Reworld Holding Corporation
4.88%, 12/01/29 (e)	160	151
Seaspan Corporation
5.50%, 08/01/29 (e)	144	137
Sensata Technologies B.V.
4.00%, 04/15/29 (e)	80	76
Sensata Technologies, Inc.
6.63%, 07/15/32 (e)	200	208
Sisecam UK PLC
8.63%, 05/02/32 (e)	200	206
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (e)	115	124
Spirit AeroSystems, Inc.
9.75%, 11/15/30 (e)	70	78
Spirit Airlines, Inc.
8.00%, 09/20/25 (e)	110	61
Summit Materials, LLC
7.25%, 01/15/31 (e)	75	79
Terex Corporation
6.25%, 10/15/32 (e)	35	35
The ADT Security Corporation
4.13%, 08/01/29 (e)	105	100
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (e)	330	327
TransDigm Inc.
5.50%, 11/15/27	420	419
6.38%, 03/01/29 (e)	290	299
4.88%, 05/01/29	150	146
7.13%, 12/01/31 (e)	80	85
6.63%, 03/01/32 (e)	75	78
6.00%, 01/15/33 (e)	50	51
Trinet Group, Inc.
7.13%, 08/15/31 (e)	195	203
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (e)	156	155
8.50%, 08/15/27 (e) (j)	75	75
Uber Technologies, Inc.
4.50%, 08/15/29 (e)	280	277
4.30%, 01/15/30	45	45
4.80%, 09/15/34	45	45
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (e)	100	98
Wrangler Holdco Corp.
6.63%, 04/01/32 (e)	185	192
XPO, Inc.
6.25%, 06/01/28 (e)	50	51
7.13%, 02/01/32 (e)	150	158
		23,798
Consumer Staples 1.2%
Adecoagro S.A.
6.00%, 09/21/27 (e)	55	55
Allied Universal Holdco LLC
9.75%, 07/15/27 (e)	260	260
4.63%, 06/01/28 (e)	62	58
7.88%, 02/15/31 (e)	186	190
Altria Group, Inc.
4.40%, 02/14/26	13	13
3.88%, 09/16/46	1,500	1,174
AMN Healthcare, Inc.
4.00%, 04/15/29 (e)	65	61
Anheuser-Busch Companies, LLC
4.90%, 02/01/46	1,025	1,009
Anheuser-Busch InBev Worldwide Inc.
4.35%, 06/01/40	500	473
4.60%, 04/15/48	650	619
4.50%, 06/01/50	500	478
APX Group, Inc.
6.75%, 02/15/27 (e)	415	416
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (e)	58	55
Avis Budget Car Rental, LLC
5.75%, 07/15/27 (e)	10	10
8.25%, 01/15/30 (e) (j)	20	20
Bellring Intermediate Holdings, Inc.
7.00%, 03/15/30 (e)	90	94

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Bimbo Bakeries USA, Inc.
6.40%, 01/15/34 (e)	200	220
C&S Group Enterprises LLC
5.00%, 12/15/28 (e)	212	180
Central American Bottling Corporation
5.25%, 04/27/29 (e)	155	151
Central Garden & Pet Company
4.13%, 04/30/31 (e)	250	229
Champions Financing Inc.
8.75%, 02/15/29 (e) (j)	175	178
Cosan Overseas Limited
8.25%, (100, 2/5/2025) (i) (l)	190	194
CPI CG Inc.
10.00%, 07/15/29 (e)	45	47
Darling Ingredients Inc.
6.00%, 06/15/30 (e)	60	61
DP World Crescent Limited
3.75%, 01/30/30 (e)	175	168
DP World Salaam
6.00%, (100, 10/01/25) (i) (l)	200	200
Fiesta Purchaser Inc.
7.88%, 03/01/31 (e)	85	90
9.63%, 09/15/32 (e)	50	52
Hertz Vehicle Financing II LP
12.63%, 07/15/29 (e) (j)	10	11
Imperial Brands Finance PLC
6.13%, 07/27/27 (e)	536	558
JBS USA Food Company
2.50%, 01/15/27	1,190	1,138
5.13%, 02/01/28	515	522
5.50%, 01/15/30	275	279
3.63%, 01/15/32	210	192
3.00%, 05/15/32	5,280	4,573
5.75%, 04/01/33	770	798
KeHE Distributors, LLC
9.00%, 02/15/29 (e)	210	218
Kronos Acquisition Holdings Inc
8.25%, 06/30/31 (e)	45	45
10.75%, 06/30/32 (e) (j)	45	42
Lamb Weston Holdings, Inc.
4.38%, 01/31/32 (e)	65	60
Macquarie Airfinance Holdings Limited
8.38%, 05/01/28 (e)	65	68
Marb Bondco PLC
3.95%, 01/29/31 (e)	75	66
Minerva Luxembourg S.A.
8.88%, 09/13/33 (e)	75	82
NBM US Holdings, Inc.
6.63%, 08/06/29 (e)	120	122
Neptune BidCo US Inc.
9.29%, 04/15/29 (e)	50	49
Performance Food Group Company
5.50%, 10/15/27 (e)	55	55
Performance Food Group, Inc.
4.25%, 08/01/29 (e)	50	48
6.13%, 09/15/32 (e)	145	148
Post Holdings, Inc.
5.63%, 01/15/28 (e)	17	17
5.50%, 12/15/29 (e)	146	145
4.63%, 04/15/30 (e)	45	43
6.25%, 02/15/32 - 10/15/34 (e)	165	168
6.38%, 03/01/33 (e)	90	92
Reynolds American Inc.
4.45%, 06/12/25	202	201
5.85%, 08/15/45	1,000	1,002
Safeway Inc.
6.50%, 02/15/28 (e)	100	102
3.50%, 03/15/29 (e)	65	61
4.88%, 02/15/30 (e)	225	221
Sigma Holdco B.V.
7.88%, 05/15/26 (e)	250	248
Triton Water Holdings Incorporated
6.25%, 04/01/29 (e)	160	160
U.S. Foods Inc.
6.88%, 09/15/28 (e)	60	63
4.75%, 02/15/29 (e)	130	127
4.63%, 06/01/30 (e)	45	44
5.75%, 04/15/33 (e)	80	80
United Natural Foods, Inc.
6.75%, 10/15/28 (e) (j)	95	91
United Rentals (North America), Inc.
6.13%, 03/15/34 (e)	190	196
Walgreens Boots Alliance, Inc.
8.13%, 08/15/29	60	60
Wand NewCo 3, Inc.
7.63%, 01/30/32 (e)	120	126
Wash Multifamily Acquisition Inc.
5.75%, 04/15/26 (e)	260	259
Williams Scotsman, Inc.
6.63%, 06/15/29 (e)	135	139
		19,474
Health Care 1.2%
1375209 BC Ltd
9.00%, 01/30/28 (e) (j)	151	150
180 Medical, Inc.
3.88%, 10/15/29 (e)	275	261
AdaptHealth LLC
5.13%, 03/01/30 (e)	232	217
Akumin Inc.
8.00%, 08/01/28 (e)	58	48
Amgen Inc.
5.25%, 03/02/30 - 03/02/33	1,143	1,191
5.60%, 03/02/43	576	606
5.65%, 03/02/53	286	301
5.75%, 03/02/63	522	552
Auna S.A.A.
10.00%, 12/15/29 (e)	68	71
Avantor, Inc.
4.63%, 07/15/28 (e)	160	156
Bausch Health Companies Inc.
5.50%, 11/01/25 (e) (j)	378	370
9.00%, 12/15/25 (e)	25	24
9.25%, 04/01/26 (e)	50	47
4.88%, 06/01/28 (e)	145	113
11.00%, 09/30/28 (e) (j)	85	79
5.25%, 01/30/30 (e)	95	53
Catalent Pharma Solutions, Inc.
3.13%, 02/15/29 (e)	50	49
3.50%, 04/01/30 (e)	85	84
Centene Corporation
4.25%, 12/15/27	540	531
2.45%, 07/15/28	1,120	1,032
4.63%, 12/15/29	840	822
3.38%, 02/15/30	495	453
2.63%, 08/01/31	520	446
Charles River Laboratories International, Inc.
3.75%, 03/15/29 (e)	70	66
Community Health Systems, Inc.
5.63%, 03/15/27 (e)	40	39
6.00%, 01/15/29 (e)	145	141
6.88%, 04/15/29 (e)	109	99
6.13%, 04/01/30 (e)	400	341
5.25%, 05/15/30 (e)	105	97
4.75%, 02/15/31 (e)	855	751
10.88%, 01/15/32 (e)	90	99
CVS Health Corporation
3.00%, 08/15/26	92	90
3.63%, 04/01/27	259	255
5.00%, 01/30/29	529	540
5.25%, 01/30/31	217	223
DaVita Inc.
4.63%, 06/01/30 (e)	300	286
6.88%, 09/01/32 (e)	150	155
Embecta Corp.
5.00%, 02/15/30 (e)	30	28
Emergent BioSolutions Inc.
3.88%, 08/15/28 (e)	360	275
Garden SpinCo Corporation
8.63%, 07/20/30 (e)	40	44

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (e) (j)	90	84
HAH Group Holding Company LLC
9.75%, 10/01/31 (e)	185	186
HCA Inc.
5.63%, 09/01/28	783	812
5.88%, 02/01/29	698	732
3.50%, 09/01/30	513	483
3.63%, 03/15/32	137	127
IQVIA Inc.
6.50%, 05/15/30 (e)	350	365
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (e)	85	82
Lifepoint Health, Inc.
5.38%, 01/15/29 (e)	85	80
9.88%, 08/15/30 (e)	70	77
10.00%, 06/01/32 (e)	55	61
Medline Borrower, LP
6.25%, 04/01/29 (e)	485	500
ModivCare Inc.
5.00%, 10/01/29 (e) (j)	35	22
Molina Healthcare, Inc.
3.88%, 11/15/30 - 05/15/32 (e)	160	147
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (e)	180	170
5.25%, 10/01/29 (e)	10	10
Organon & Co.
5.13%, 04/30/31 (e) (j)	195	184
6.75%, 05/15/34 (e)	23	24
7.88%, 05/15/34 (e)	50	53
Pediatrix Medical Group, Inc.
5.38%, 02/15/30 (e)	150	145
Prime Healthcare Services, Inc.
9.38%, 09/01/29 (e)	45	46
Radiology Partners, Inc.
8.50%, 01/31/29 (e) (p)	217	216
Sotera Health Holdings, LLC
7.38%, 06/01/31 (e)	70	73
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (e) (j)	178	186
Tenet Healthcare Corporation
6.25%, 02/01/27	160	160
4.63%, 06/15/28 (i)	45	44
6.13%, 10/01/28	65	66
4.25%, 06/01/29	75	72
4.38%, 01/15/30	105	101
Teva Pharmaceutical Finance Netherlands III B.V.
7.88%, 09/15/29	200	221
U.S. Acute Care Solutions, LLC
9.75%, 05/15/29 (e)	55	57
Viatris Inc.
2.70%, 06/22/30	2,330	2,069
		18,840
Utilities 1.0%
Abu Dhabi National Energy Company PJSC
4.88%, 04/23/30 (e)	40	41
4.70%, 04/24/33 (e)	200	203
4.00%, 10/03/49 (e)	95	81
Aegea Finance S.a r.l.
9.00%, 01/20/31 (e)	200	216
Alpha Generation LLC
6.75%, 10/15/32 (e)	110	112
Buffalo Energy Mexico Holding S A De C V
7.88%, 02/15/39 (e)	80	85
Calpine Corporation
5.13%, 03/15/28 (e)	55	54
4.63%, 02/01/29 (e)	60	58
Chile Electricity Lux MPC S.a r.l.
6.01%, 01/20/33 (e)	193	201
Clearway Energy Operating LLC
4.75%, 03/15/28 (e)	25	25
Cleco Corporate Holdings LLC
3.38%, 09/15/29	1,499	1,379
DPL Inc.
4.13%, 07/01/25	97	96
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (e)	209	184
2.78%, 01/07/32 (e)	659	569
ESKOM Holdings
7.13%, 02/11/25 (e)	195	195
6.35%, 08/10/28 (e)	150	152
8.45%, 08/10/28 (e)	25	26
Exelon Corporation
3.35%, 03/15/32	2,834	2,627
4.70%, 04/15/50	111	102
4.10%, 03/15/52	174	144
FEL Energy VI S.a r.l.
5.75%, 12/01/40 (e)	175	167
Lamar Funding Limited
3.96%, 05/07/25 (e)	145	144
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (e)	110	106
NextEra Energy Operating Partners, LP
7.25%, 01/15/29 (e)	30	32
Nextera Energy Partners, LP
0.00%, 11/15/25 (c) (e) (m)	30	28
2.50%, 06/15/26 (e) (m)	106	100
Niagara Energy S.A.C
5.75%, 10/03/34 (e)	200	201
NRG Energy, Inc.
3.38%, 02/15/29 (e)	40	37
3.63%, 02/15/31 (e)	85	77
PG&E Corporation
4.25%, 12/01/27 (e) (m)	100	108
5.00%, 07/01/28	70	69
5.25%, 07/01/30	225	224
7.38%, 03/15/55	82	86
Puget Energy, Inc.
4.10%, 06/15/30	516	497
4.22%, 03/15/32	2,096	1,972
Sunnova Energy International Inc.
0.25%, 12/01/26 (m)	120	91
2.63%, 02/15/28 (m)	12	8
TermoCandelaria Power SA
7.75%, 09/17/31 (e) (j)	200	205
The AES Corporation
3.95%, 07/15/30 (e)	1,148	1,095
2.45%, 01/15/31	4,200	3,637
TransAlta Corporation
6.50%, 03/15/40	100	106
Vistra Operations Company LLC
5.63%, 02/15/27 (e)	65	65
5.00%, 07/31/27 (e)	280	278
7.75%, 10/15/31 (e)	55	59
6.88%, 04/15/32 (e)	115	121
		16,063
Materials 0.9%
Ahlstrom Holding 3 Oy
4.88%, 02/04/28 (e)	65	61
Alcoa Nederland Holding B.V.
7.13%, 03/15/31 (e)	315	335
Antofagasta PLC
2.38%, 10/14/30 (e)	200	174
Aris Mining Corporation
6.88%, 08/09/26 (e)	150	149
Arsenal AIC Parent LLC
8.00%, 10/01/30 (e)	4	4
ATI Inc.
5.88%, 12/01/27	241	241
7.25%, 08/15/30	10	11
5.13%, 10/01/31	30	29
Axalta Coating Systems Dutch Holding B B.V.
7.25%, 02/15/31 (e)	150	160
Ball Corporation
6.00%, 06/15/29	150	155
Braskem Idesa, S.A.P.I.
7.45%, 11/15/29 (e)	110	95

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
6.99%, 02/20/32 (e)	80	63
Braskem Netherlands Finance B.V.
7.25%, 02/13/33 (e)	235	233
5.88%, 01/31/50 (e)	75	59
Celanese US Holdings LLC
6.35%, 11/15/28 (o)	639	675
6.55%, 11/15/30 (o)	649	700
6.70%, 11/15/33 (o)	379	415
Celtic Resources Holdings Designated Activity Company
%, 10/09/24 (e) (g) (h) (i) (n)	100	—
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (e) (l)	255	251
9.13%, (100, 03/14/28) (e) (l)	200	218
Cleveland-Cliffs Inc.
7.00%, 03/15/32 (e)	105	106
Commercial Metals Company
4.13%, 01/15/30	45	43
4.38%, 03/15/32	45	43
Compania de Minas Buenaventura S.A.A.
5.50%, 07/23/26 (e)	90	89
Consolidated Energy Finance S.A.
12.00%, 02/15/31 (e)	165	166
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (e)	25	23
3.15%, 01/14/30 (e)	60	55
5.95%, 01/08/34 (e)	200	210
3.70%, 01/30/50 (e)	140	104
6.30%, 09/08/53 (e)	200	212
CSN Islands XII Corp
6.75%, 01/28/28 (e) (j)	150	145
CSN Resources S.A.
5.88%, 04/08/32 (e) (j)	85	72
CVR Partners, LP
6.13%, 06/15/28 (e)	96	94
Diamond Escrow Issuer, LLC
9.75%, 11/15/28 (e)	207	221
Eldorado Gold Corporation
6.25%, 09/01/29 (e)	70	70
Endeavour Mining PLC
5.00%, 10/14/26 (e)	200	194
EQUATE Petrochemical B.V.
4.25%, 11/03/26 (e)	50	49
ERO Copper Corp.
6.50%, 02/15/30 (e)	280	279
First Quantum Minerals Ltd
6.88%, 10/15/27 (e)	215	212
9.38%, 03/01/29 (e)	235	249
FMG Resources (August 2006) Pty Ltd
5.88%, 04/15/30 (e)	110	111
Fresnillo PLC
4.25%, 10/02/50 (e)	200	153
GrafTech Finance Inc.
4.63%, 12/15/28 (e)	115	77
Herens Holdco S.a r.l.
4.75%, 05/15/28 (e)	50	44
Hudbay Minerals Inc.
4.50%, 04/01/26 (e)	70	69
Ineos Quattro Finance 2 plc
9.63%, 03/15/29 (e) (j)	200	214
Inversiones CMPC S.A.
3.00%, 04/06/31 (e)	60	53
Kaiser Aluminum Corporation
4.63%, 03/01/28 (e)	65	63
Kobe Us Midco 2 Incorporated
9.25%, 11/01/26 (e) (f) (p)	180	150
LD Celulose International GmbH
7.95%, 01/26/32 (e)	200	205
LSB Industries, Inc.
6.25%, 10/15/28 (d) (e)	90	88
MATIV Holdings, Inc.
8.00%, 10/01/29 (e)	50	51
MEGlobal Canada ULC
5.00%, 05/18/25 (e)	95	95
Mercer International Inc.
5.13%, 02/01/29	100	85
Methanex Corporation
5.13%, 10/15/27	210	208
5.25%, 12/15/29 (j)	85	84
5.65%, 12/01/44	145	131
Mineral Resources Limited
8.00%, 11/01/27 (e)	185	190
9.25%, 10/01/28 (e)	40	42
Nexa Resources S.A.
6.50%, 01/18/28 (e)	81	84
6.75%, 04/09/34 (e)	200	212
NOVA Chemicals Corporation
8.50%, 11/15/28 (e)	70	75
9.00%, 02/15/30 (e)	55	60
Novelis Corporation
3.88%, 08/15/31 (e)	90	82
Nufarm Australia Limited
5.00%, 01/27/30 (e)	265	246
OCP S.A.
3.75%, 06/23/31 (e)	230	207
6.88%, 04/25/44 (e)	120	122
5.13%, 06/23/51 (e)	110	90
Olin Corporation
5.00%, 02/01/30	306	299
Olympus Water US Holding Corporation
4.25%, 10/01/28 (e)	125	119
6.25%, 10/01/29 (e) (j)	135	131
7.25%, 06/15/31 (e)	200	208
Orbia Advance Corporation, S.A.B. de C.V.
1.88%, 05/11/26 (e)	125	118
2.88%, 05/11/31 (e)	70	59
POSCO Holdings Inc.
5.88%, 01/17/33 (e)	200	212
PT Freeport Indonesia
4.76%, 04/14/27 (e)	200	201
6.20%, 04/14/52 (e)	200	213
PT. Indonesia Asahan Aluminium
5.45%, 05/15/30 (e)	130	132
Rayonier Advanced Materials Inc.
7.63%, 01/15/26 (e)	20	20
Samarco Mineracao S/A
9.00%, 06/30/31 (e) (f) (p)	405	379
Sasol Financing USA LLC
4.38%, 09/18/26	230	223
5.50%, 03/18/31	35	31
Scih Salt Holdings Inc.
4.88%, 05/01/28 (e)	20	19
6.63%, 05/01/29 (e)	185	178
SCIL IV LLC / SCIL USA Holdings LLC
5.38%, 11/01/26 (e)	159	157
Sealed Air Corporation
7.25%, 02/15/31 (e)	95	101
6.50%, 07/15/32 (e)	50	52
Stillwater Mining Company
4.00%, 11/16/26 (e)	100	95
Suzano Austria GmbH
3.75%, 01/15/31 (f)	60	55
The Chemours Company
5.38%, 05/15/27	155	152
5.75%, 11/15/28 (e)	340	323
4.63%, 11/15/29 (e) (j)	10	9
Tronox Incorporated
4.63%, 03/15/29 (e)	265	247
Vale Overseas Ltd
6.40%, 06/28/54	125	132
Vibrantz Technologies Inc.
9.00%, 02/15/30 (e)	185	173
Volcan Compania Minera S.A.A.
8.75%, 01/24/30 (e)	121	105
W. R. Grace Holdings LLC
4.88%, 06/15/27 (e)	98	97
5.63%, 08/15/29 (e)	90	85
7.38%, 03/01/31 (e)	35	37
		14,317

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Information Technology 0.7%
Ahead DB Holdings, LLC
6.63%, 05/01/28 (e)	85	82
Amentum Escrow Corp.
7.25%, 08/01/32 (e)	105	110
ASGN Incorporated
4.63%, 05/15/28 (e)	315	306
Broadcom Inc.
1.95%, 02/15/28 (e)	271	252
2.45%, 02/15/31 (e)	2,643	2,343
2.60%, 02/15/33 (e)	2,342	2,007
3.50%, 02/15/41 (e)	1,862	1,533
CA Magnum Holdings
5.38%, 10/31/26 (e)	200	197
Capstone Borrower, Inc.
8.00%, 06/15/30 (e)	40	42
Cloud Software Group, Inc.
6.50%, 03/31/29 (e)	61	61
9.00%, 09/30/29 (e)	448	456
8.25%, 06/30/32 (e)	215	225
Coherent Corp.
5.00%, 12/15/29 (e)	185	181
Elastic N.V.
4.13%, 07/15/29 (e)	75	70
Entegris Escrow Corporation
5.95%, 06/15/30 (e)	35	36
Entegris, Inc.
3.63%, 05/01/29 (e)	250	234
Helios Software Holdings, Inc.
8.75%, 05/01/29 (e)	105	107
Insight Enterprises, Inc.
6.63%, 05/15/32 (e)	80	84
Lenovo Group Limited
3.42%, 11/02/30 (e)	200	186
McAfee Corp.
7.38%, 02/15/30 (e)	80	78
MKS Instruments, Inc.
1.25%, 06/01/30 (e) (m)	97	97
NCR Atleos Escrow Corporation
9.50%, 04/01/29 (e)	85	94
On Semiconductor Corporation
3.88%, 09/01/28 (e)	110	105
Open Text Corporation
3.88%, 02/15/28 (e)	105	100
3.88%, 12/01/29 (e)	285	265
Seagate HDD Cayman
8.25%, 12/15/29	65	71
5.75%, 12/01/34	170	172
TTM Technologies, Inc.
4.00%, 03/01/29 (e)	115	109
UKG Inc.
6.88%, 02/01/31 (e)	115	119
Unisys Corporation
6.88%, 11/01/27 (e)	20	19
Veritas USA Inc.
7.50%, 09/01/25 (e)	70	66
ViaSat, Inc.
5.63%, 09/15/25 (e)	185	182
Virtusa Corporation
7.13%, 12/15/28 (e)	30	28
Western Digital Corporation
4.75%, 02/15/26	10	10
2.85%, 02/01/29	156	142
3.10%, 02/01/32	62	53
Wolfspeed, Inc.
1.88%, 12/01/29 (m)	412	151
		10,373
Total Corporate Bonds And Notes (cost $431,736)		417,388
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 12.7%
AASET 2019-2 Trust
Series 2019-A-2, 3.38%, 10/16/26 (f)	481	458
Series 2019-B-2, 4.46%, 10/16/26 (f)	220	113
AASET 2020-1 Trust
Series 2020-A-1A, 3.35%, 01/15/27 (f)	159	151
Series 2020-B-1A, 4.34%, 01/15/27 (f)	139	114
AASET 2021-1 Trust
Series 2021-A-1A, 2.95%, 10/16/28	591	550
AASET 2021-2 Trust
Series 2021-A-2A, 2.80%, 12/15/28 (f)	1,157	1,050
AASET 2022-1 Limited
Series 2022-A-1A, 6.00%, 05/16/29	1,533	1,538
AASET 2024-1
Series 2024-A1-1A, 6.26%, 05/16/31	740	779
Series 2024-A2-1A, 6.26%, 05/16/31	674	697
Affirm Asset Securitization Trust 2024-A
Series 2024-1A-A, 5.61%, 02/15/29	300	303
Affirm Asset Securitization Trust 2024-X1
Series 2024-A-X1, 6.27%, 07/15/25	268	269
Aimco CLO 11 Ltd
Series 2020-A1R2-11A, 6.58%, (3 Month Term SOFR + 1.34%), 07/17/37 (d)	969	970
Aimco CLO 14 Ltd
Series 2021-A-14A, 6.53%, (3 Month Term SOFR + 1.25%), 04/20/34 (d)	1,573	1,574
AIMCO CLO 17 Ltd
Series 2022-A1R-17A, 6.63%, (3 Month Term SOFR + 1.35%), 07/20/37 (d)	1,099	1,103
AIMCO CLO 19 Ltd
Series 2024-A-19A, 0.00%, (3 Month Term SOFR + 1.35%), 10/20/37 (d)	340	340
AIMCO CLO 22 Ltd
Series 2024-A-22A, 6.83%, (3 Month Term SOFR + 1.50%), 04/19/37 (d)	1,878	1,883
Aimco CLO Series 2018-B
Series 2018-ARR-BA, 6.79%, (3 Month Term SOFR + 1.50%), 04/16/37 (d)	1,188	1,194
Allegro CLO XII, Ltd.
Series 2020-A1R-1A, 6.72%, (3 Month Term SOFR + 1.44%), 07/21/37 (d)	1,461	1,462
Allegro CLO XIII, Ltd.
Series 2021-A-1A, 6.68%, (3 Month Term SOFR + 1.40%), 07/20/34 (d)	716	716
Allegro CLO XV, Ltd.
Series 2022-A-1A, 6.78%, (3 Month Term SOFR + 1.50%), 07/20/35 (d)	893	894
Ally Auto Receivables Trust 2024-1
Series 2024-A3-1, 5.08%, 12/15/28	625	633
American Express Credit Account Master Trust
Series 2023-A-1, 4.87%, 05/15/26	1,030	1,042
Ares LIX CLO Ltd
Series 2021-A-59A, 6.58%, (3 Month Term SOFR + 1.29%), 04/25/34 (d)	521	521
ARES Loan Funding V, Ltd.
Series 2024-A1-ALF5A, 6.84%, (3 Month Term SOFR + 1.50%), 07/27/37 (d)	1,092	1,095
Ares LV CLO Ltd
Series 2020-A1R-55A, 6.69%, (3 Month Term SOFR + 1.39%), 07/17/34 (d)	652	653
Ares LVIII CLO Ltd.
Series 2020-AR-58A, 6.63%, (3 Month Term SOFR + 1.33%), 01/16/35 (d)	1,109	1,111
Ares XLI CLO Ltd.
Series 2016-AR2-41A, 6.63%, (3 Month Term SOFR + 1.33%), 04/17/34 (d)	2,135	2,135
ARI Fleet Lease Trust 2024-B
Series 2024-A2-B, 5.54%, 02/16/27	281	284
BAMLL Commercial Mortgage Securities Trust 2019-BPR
Series 2019-ANM-BPR, REMIC, 3.11%, 11/07/24	534	504
Series 2019-AMP-BPR, REMIC, 3.29%, 11/07/24	1,300	1,269
Series 2019-BNM-BPR, REMIC, 3.47%, 11/07/24	100	86
Series 2019-CNM-BPR, REMIC, 3.84%, 11/07/24 (d)	100	77
BAMLL Commercial Mortgage Securities Trust 2022- DKLX
Series 2022-A-DKLX, REMIC, 6.25%, (1 Month Term SOFR + 1.15%), 01/18/39 (d)	617	613

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Series 2022-B-DKLX, REMIC, 6.65%, (1 Month Term SOFR + 1.55%), 01/18/39 (d)	117	116
Series 2022-C-DKLX, REMIC, 7.25%, (1 Month Term SOFR + 2.15%), 01/18/39 (d)	100	99
Bank 2017-Bnk5
Series 2017-A5-BNK5, REMIC, 3.39%, 06/17/27	800	777
Bank 2017-BNK6
Series 2017-ASB-BNK6, REMIC, 3.29%, 07/17/26	49	49
Bank 2017-BNK9
Series 2017-A4-BNK9, REMIC, 3.54%, 12/17/27	2,150	2,074
Bank 2018-BNK10
Series 2018-A5-BN10, REMIC, 3.69%, 01/18/28	1,200	1,165
Bank 2018-BNK13
Series 2018-A4-BN13, REMIC, 3.95%, 06/16/28	200	195
Series 2018-A5-BN13, REMIC, 4.22%, 07/17/28 (d)	500	493
Bank 2018-BNK14
Series 2018-A4-BN14, REMIC, 4.23%, 08/17/28 (d)	700	695
Bank 2019-BNK21
Series 2019-A5-BN21, REMIC, 2.85%, 09/17/29	94	86
Bank 2020-BNK25
Interest Only, Series 2020-XB-BN25, REMIC, 0.53%, 01/18/63 (d)	3,200	64
Bank 2022-BNK44
Series 2022-A5-BNK44, REMIC, 5.75%, 10/18/32 (d)	3,815	4,103
Bank5 2023-5YR1
Series 2023-A3-5YR1, REMIC, 6.26%, 03/15/28	300	315
Barings CLO Ltd 2020-I
Series 2020-AR-1A, 6.71%, (3 Month Term SOFR + 1.41%), 10/15/36 (d)	589	590
Barings CLO Ltd 2020-IV
Series 2020-AR-4A, 6.45%, (3 Month Term SOFR + 1.37%), 10/20/37 (d)	1,190	1,191
Barings CLO Ltd 2023-IV
Series 2023-A-4A, 7.03%, (3 Month Term SOFR + 1.75%), 01/20/37 (d)	1,424	1,440
Barings CLO Ltd. 2021-I
Series 2021-A-1A, 6.57%, (3 Month Term SOFR + 1.28%), 04/25/34 (d)	1,146	1,146
BBCMS Mortgage Trust 2023-C21
Series 2023-A3-C21, REMIC, 6.51%, 12/15/31 (d)	603	655
Beechwood Park CLO Ltd
Series 2019-A1R-1A, 6.59%, (3 Month Term SOFR + 1.30%), 01/17/35 (d)	1,132	1,136
Benchmark 2018-B4 Mortgage Trust
Series 2018-A5-B4, REMIC, 4.12%, 06/16/28 (d)	106	104
Benchmark 2018-B7 Mortgage Trust
Series 2018-A4-B7, REMIC, 4.51%, 10/17/28	100	99
Benchmark 2019-B10 Mortgage Trust
Series 2019-ASB-B10, REMIC, 3.62%, 11/17/28	181	176
Benchmark 2019-B12 Mortgage Trust
Interest Only, Series 2019-XA-B12, REMIC, 1.21%, 08/16/52 (d)	6,665	247
Benchmark 2019-B14 Mortgage Trust
Interest Only, Series 2019-XA-B14, REMIC, 0.89%, 12/15/62 (d)	4,888	145
Benchmark 2019-B15 Mortgage Trust
Series 2019-AAB-B15, REMIC, 2.86%, 05/17/29	100	96
Benchmark 2019-B9 Mortgage Trust
Series 2019-AAB-B9, REMIC, 3.93%, 09/15/28	342	338
Benchmark 2021-B27 Mortgage Trust
Interest Only, Series 2021-XA-B27, REMIC, 1.37%, 07/17/54 (d)	2,072	118
Benchmark 2024-V9 Mortgage Trust
Series 2024-A3-V9, REMIC, 5.60%, 08/17/29	500	519
Bethpage Park CLO, Ltd.
Series 2021-A-1A, 6.69%, (3 Month Term SOFR + 1.39%), 01/16/35 (d)	888	889
Blackbird Capital II Aircraft Lease Limited
Series 2021-A-1A, 2.44%, 07/17/28	947	869
BLP Commercial Mortgage Trust
Series 2024-A-IND2, REMIC, 6.44%, (1 Month Term SOFR + 1.34%), 03/16/26 (d)	563	561
Blueberry Park CLO, Ltd.
Series 2024-A-1A, 6.28%, (3 Month Term SOFR + 1.35%), 10/20/37 (d)	1,264	1,267
BMO 2024-5C5 Mortgage Trust
Series 2024-A3-5C5, REMIC, 5.86%, 08/17/29	200	210
BMP 2024-MF23
Series 2024-A-MF23, 6.69%, 06/15/26 (d)	749	748
Series 2024-B-MF23, 6.96%, 06/15/26 (d)	370	369
Series 2024-C-MF23, 7.16%, 06/15/26 (d)	261	260
BofA Auto Trust 2024-1
Series 2024-A3-1A, 5.35%, 11/15/28	235	240
BPR Trust 2022-OANA
Series 2022-A-OANA, REMIC, 6.99%, (1 Month Term SOFR + 1.90%), 04/15/37 (d)	3,825	3,837
Series 2022-B-OANA, REMIC, 7.54%, (1 Month Term SOFR + 2.45%), 04/15/37 (d)	591	593
Bravo Residential Funding Trust 2023-RPL 1
Series 2023-A1-RPL1, REMIC, 5.00%, 05/25/63 (d)	616	620
Bristol Park CLO, Ltd.
Series 2016-AR-1A, 6.55%, (3 Month Term SOFR + 1.25%), 04/16/29 (d)	121	121
BX 2021-PAC Mortgage Trust
Series 2021-A-PAC, REMIC, 5.90%, (1 Month Term SOFR + 0.80%), 11/15/38 (d)	1,203	1,192
Series 2021-B-PAC, REMIC, 6.11%, (1 Month Term SOFR + 1.01%), 11/15/38 (d)	180	177
Series 2021-C-PAC, REMIC, 6.31%, (1 Month Term SOFR + 1.21%), 11/15/38 (d)	241	237
Series 2021-D-PAC, REMIC, 6.51%, (1 Month Term SOFR + 1.41%), 11/15/38 (d)	234	230
Series 2021-E-PAC, REMIC, 7.16%, (1 Month Term SOFR + 2.06%), 11/15/38 (d)	813	804
BX Commercial Mortgage Trust 2021-SOAR
Series 2021-G-SOAR, REMIC, 8.01%, (1 Month Term SOFR + 2.91%), 06/15/38 (d)	88	87
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 6.11%, (1 Month Term SOFR + 1.01%), 02/15/39 (d)	1,182	1,176
Series 2022-B-LP2, REMIC, 6.41%, (1 Month Term SOFR + 1.31%), 02/15/39 (d)	434	430
Series 2022-C-LP2, REMIC, 6.66%, (1 Month Term SOFR + 1.56%), 02/15/39 (d)	356	353
Series 2022-D-LP2, REMIC, 7.06%, (1 Month Term SOFR + 1.96%), 02/15/39 (d)	356	353
BX Commercial Mortgage Trust 2023-XL3
Series 2023-A-XL3, REMIC, 6.86%, (1 Month Term SOFR + 1.76%), 12/15/25 (d)	665	667
Series 2023-B-XL3, REMIC, 7.29%, (1 Month Term SOFR + 2.19%), 12/15/25 (d)	181	181
Series 2023-C-XL3, REMIC, 7.74%, (1 Month Term SOFR + 2.64%), 12/15/25 (d)	80	80
BX Commercial Mortgage Trust 2024-MDHS
Series 2024-A-MDHS, REMIC, 6.99%, (1 Month Term SOFR + 1.70%), 05/15/29 (d)	1,637	1,638
BX Commercial Mortgage Trust 2024-XL4
Series 2024-A-XL4, REMIC, 6.60%, (1 Month Term SOFR + 1.50%), 02/17/26 (d)	1,282	1,282
Series 2024-B-XL4, REMIC, 6.95%, (1 Month Term SOFR + 1.85%), 02/17/26 (d)	121	120
BX Commercial Mortgage Trust 2024-XL5
Series 2024-A-XL5, REMIC, 6.49%, (1 Month Term SOFR + 1.39%), 03/15/26 (d)	2,874	2,872
Series 2024-B-XL5, REMIC, 6.79%, (1 Month Term SOFR + 1.69%), 03/15/26 (d)	491	489
Series 2024-C-XL5, REMIC, 7.04%, (1 Month Term SOFR + 1.94%), 03/15/26 (d)	652	649
BX Trust 2021-LBA
Series 2021-AJV-LBA, REMIC, 6.01%, (1 Month Term SOFR + 0.91%), 02/15/28 (d)	100	100

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
BX Trust 2022-GPA
Series 2022-A-GPA, 7.26%, (1 Month Term SOFR + 2.17%), 08/15/39 (d)	640	640
BX Trust 2022-IND
Series 2022-A-IND, REMIC, 6.59%, (1 Month Term SOFR + 1.49%), 04/15/37 (d)	866	866
Series 2022-B-IND, REMIC, 7.04%, (1 Month Term SOFR + 1.94%), 04/15/37 (d)	441	441
Series 2022-C-IND, REMIC, 7.39%, (1 Month Term SOFR + 2.29%), 04/15/37 (d)	100	100
Series 2022-D-IND, REMIC, 7.94%, (1 Month Term SOFR + 2.84%), 04/15/37 (d)	83	83
BX Trust 2024-CNYN
Series 2024-A-CNYN, REMIC, 6.74%, (1 Month Term SOFR + 1.44%), 04/15/29 (d)	2,000	1,999
Series 2024-B-CNYN, REMIC, 6.99%, (1 Month Term SOFR + 1.69%), 04/15/29 (d)	318	317
Series 2024-C-CNYN, REMIC, 7.24%, (1 Month Term SOFR + 1.94%), 04/15/29 (d)	265	264
Capital One Multi-Asset Execution Trust
Series 2023-A-A1, 4.42%, 05/15/26	700	703
CARLYLE US CLO 2021-11 LTD
Series 2021-A1R-11A, 6.71%, (3 Month Term SOFR + 1.41%), 07/27/37 (d)	1,277	1,278
Carmax Auto Owner Trust 2023-4
Series 2023-A3-4, 6.00%, 04/15/27	574	589
Carmax Auto Owner Trust 2024-2
Series 2024-A3-2, 5.50%, 01/16/29	452	464
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (f)	122	116
Cedar Funding Vi CLO, Ltd.
Series 2016-ARR-6A, 6.59%, (3 Month Term SOFR + 1.31%), 04/20/34 (d)	6,596	6,600
Cedar Funding X CLO Ltd
Series 2019-AR-10A, 6.64%, (3 Month Term SOFR + 1.36%), 10/20/32 (d)	710	710
Cedar Funding XII CLO Ltd
Series 2020-A1R-12A, 6.68%, (3 Month Term SOFR + 1.39%), 10/25/34 (d)	542	543
Cedar Funding XV CLO Ltd
Series 2022-A-15A, 6.60%, (3 Month Term SOFR + 1.32%), 04/20/35 (d)	1,052	1,052
Cedar Funding XVII CLO, Ltd.
Series 2023-A-17A, 7.13%, (3 Month Term SOFR + 1.85%), 07/21/36 (d)	877	881
CF Hippolyta Issuer LLC
Series 2021-A1-1A, REMIC, 1.53%, 03/15/26	1,455	1,368
CFCRE 2016-C7 Mortgage Trust
Series 2016-A2-C7, REMIC, 3.59%, 11/13/26	167	164
CFCRE 2017-C8 Mortgage Trust
Series 2017-A3-C8, REMIC, 3.30%, 03/17/27	898	869
CFMT 2023-HB12, LLC
Series 2023-A-HB12, 4.25%, 07/25/26 (d)	255	252
CFMT 2024-HB13, LLC
Series 2024-A-HB13, 3.00%, 05/25/27	458	439
CFMT 2024-HB15, LLC
Series 2024-A-HB15, 4.00%, 08/25/27	251	247
Chase Auto Owner Trust 2024-1
Series 2024-A3-1A, 5.13%, 11/26/27	500	508
Chesapeake Funding II LLC
Series 2023-A1-2A, 6.16%, 11/16/26	324	330
Series 2024-A1-1A, 5.52%, 09/15/27	544	550
Citigroup Commercial Mortgage Trust 2019-GC41
Series 2019-AAB-GC41, REMIC, 2.72%, 05/11/29	513	491
Interest Only, Series 2019-XA-GC41, REMIC, 1.16%, 08/11/56 (d)	3,210	124
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-AAB-GC46, REMIC, 2.61%, 11/16/29	300	286
Citizens Auto Receivables Trust 2024-2
Series 2024-A3-2, 5.33%, 02/16/27	400	407
Columbia Cent CLO 29 Limited
Series 2020-AR-29A, 6.71%, (3 Month Term SOFR + 1.43%), 10/20/34 (d)	882	883
Columbia Cent CLO 30 Limited
Series 2021-A1-31A, 6.74%, (3 Month Term SOFR + 1.46%), 04/20/34 (d)	1,270	1,271
CSAIL 2018-CX12 Commercial Mortgage Trust
Series 2018-A3-CX12, REMIC, 3.96%, 05/17/28	210	205
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	162	156
Daimler Trucks Retail Trust 2023-1
Series 2023-A2-1, 6.03%, 01/15/25	510	510
Discover Card Execution Note Trust
Series 2023-A-A1, 4.31%, 03/16/26	600	601
DLLAA 2023-1 LLC
Series 2023-A2-1A, 5.93%, 07/20/26	205	206
Series 2023-A3-1A, 5.64%, 02/22/28	258	264
DLLAD 2023-1 LLC
Series 2023-A3-1A, 4.79%, 03/22/27	300	301
DLLAD 2024-1 LLC
Series 2024-A3-1A, 5.30%, 06/20/28	194	199
DLLMT 2024-1 LLC
Series 2024-A3-1A, 4.84%, 08/21/28	600	607
Dryden 37 Senior Loan Fund
Series 2022-A1R-108A, 6.61%, 07/18/37 (d)	1,705	1,711
Dryden 85 CLO Ltd
Series 2020-A1R2-85A, 6.66%, 07/15/37 (d)	1,016	1,017
Dryden 90 CLO, Ltd.
Series 2021-A1A-90A, 6.52%, (3 Month Term SOFR + 1.39%), 02/20/35 (d)	457	458
Dryden 98 CLO Ltd
Series 2022-A-98A, 6.58%, (3 Month Term SOFR + 1.30%), 04/20/35 (d)	591	592
DTP Commercial Mortgage Trust 2023-STE2
Series 2023-A-STE2, REMIC, 6.04%, 01/18/29 (d)	282	289
Eaton Vance CLO 2013-1 Ltd
Series 2013-A13R-1A, 6.81%, (3 Month Term SOFR + 1.51%), 01/17/34 (d)	270	270
Eaton Vance CLO 2019-1, Ltd.
Series 2019-AR2-1A, 6.84%, (3 Month Term SOFR + 1.51%), 07/15/37 (d)	1,021	1,026
Eaton Vance CLO 2020-1, Ltd.
Series 2020-ARR-1A, 6.50%, 10/15/37 (d)	1,146	1,152
Eaton Vance CLO 2020-2 Ltd
Series 2020-AR-2A, 6.71%, (3 Month Term SOFR + 1.41%), 01/16/35 (d)	1,020	1,020
Series 2020-AR2-2A, 0.00%, 10/15/37 (d)	1,020	1,020
ELP Commercial Mortgage Trust 2021-ELP
Series 2021-A-ELP, REMIC, 5.91%, (1 Month Term SOFR + 0.82%), 11/15/38 (d)	2,428	2,410
Enterprise Fleet Financing 2023-3, LLC
Series 2023-A2-3, 6.44%, 02/22/27	834	851
Enterprise Fleet Financing 2024-2, LLC
Series 2024-A2-2, 5.74%, 05/20/26	500	506
Series 2024-A3-2, 5.61%, 09/20/27	411	423
EQT Trust 2024-EXTR
Series 2024-A-EXTR, REMIC, 5.33%, 08/07/29 (d)	921	941
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 6.29%, (1 Month Term SOFR + 1.19%), 07/15/38 (d)	508	507
Series 2021-B-ESH, REMIC, 6.59%, (1 Month Term SOFR + 1.49%), 07/15/38 (d)	290	289
Series 2021-C-ESH, REMIC, 6.91%, (1 Month Term SOFR + 1.81%), 07/15/38 (d)	213	212
Series 2021-D-ESH, REMIC, 7.46%, (1 Month Term SOFR + 2.36%), 07/15/38 (d)	429	429
Flatiron CLO 19 Ltd
Series 2019-AR-1A, 6.44%, (3 Month Term SOFR + 1.34%), 11/16/34 (d)	639	640
Flatiron CLO 20 Ltd
Series 2020-AR-1A, 6.51%, (3 Month Term SOFR + 1.38%), 05/20/36 (d)	1,862	1,866
Flatiron CLO 21 Ltd
Series 2021-A1R-1A, 6.45%, (3 Month Term SOFR + 0.00%), 10/19/37 (d)	1,103	1,104
Ford Credit Floorplan Master Owner Trust A
Series 2023-A1-1, 4.92%, 05/15/26	1,000	1,011

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Series 2024-A1-1, 5.29%, 04/15/27	700	718
GM Financial Automobile Leasing Trust 2023-2
Series 2023-A2A-2, 5.44%, 10/20/25	56	56
GM Financial Automobile Leasing Trust 2023-3
Series 2023-A3-3, 5.38%, 11/20/26	262	264
GM Financial Revolving Receivables Trust 2024-1
Series 2024-A-1, 4.98%, 03/12/29	255	261
GS Mortgage Securities Corporation Trust 2021-IP
Series 2021-A-IP, REMIC, 6.16%, (1 Month Term SOFR + 1.06%), 10/15/26 (d)	710	702
Series 2021-B-IP, REMIC, 6.36%, (1 Month Term SOFR + 1.26%), 10/15/26 (d)	110	108
Series 2021-C-IP, REMIC, 6.76%, (1 Month Term SOFR + 1.66%), 10/15/26 (d)	100	98
GS Mortgage Securities Trust 2017-GS6
Series 2017-A2-GS6, REMIC, 3.16%, 03/12/27	92	89
GS Mortgage Securities Trust 2018-GS9
Series 2018-A4-GS9, REMIC, 3.99%, 02/11/28 (d)	2,000	1,930
GS Mortgage Securities Trust 2019-GSA1
Series 2019-A4-GSA1, REMIC, 3.05%, 10/15/29	200	188
GS Mortgage-Backed Securities Trust 2024-RPL2
Series 2024-A1-RPL2, REMIC, 3.75%, 02/25/26 (d)	189	184
Hilton USA Trust 2016-HHV
Series 2016-F-HHV, REMIC, 4.33%, 11/05/26 (d)	100	95
Honda Auto Receivables 2023-2 Owner Trust
Series 2023-A3-2, 4.93%, 09/15/26	557	562
Hyundai Auto Lease Securitization Trust 2024-B
Series 2024-A3-B, 5.41%, 08/17/26	1,080	1,098
Hyundai Auto Receivables Trust 2024-A
Series 2024-A3-A, 4.99%, 02/15/29	667	678
Intown 2022-Stay Mortgage Trust
Series 2022-A-STAY, REMIC, 7.59%, (1 Month Term SOFR + 2.49%), 08/15/27 (d)	1,098	1,101
Invesco CLO Ltd
Series 2021-A-3A, 6.67%, (3 Month Term SOFR + 1.39%), 10/23/34 (d)	621	622
Invesco US CLO 2024-1 Ltd
Series 2024-AR-1RA, 6.87%, (3 Month Term SOFR + 1.55%), 04/15/37 (d)	959	963
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-AFX-WPT, REMIC, 4.25%, 07/08/33	339	309
JPMDB Commercial Mortgage Securities Trust 2016-C4
Series 2016-ASB-C4, REMIC, 2.99%, 06/17/26	47	46
Series 2016-A2-C4, REMIC, 2.88%, 09/17/26	212	206
KKR CLO 16 Ltd
Series 2022-A1-41A, 6.63%, (3 Month Term SOFR + 1.33%), 12/31/35 (d)	1,373	1,375
LIFE 2021-BMR Mortgage Trust
Series 2021-A-BMR, REMIC, 5.91%, (1 Month Term SOFR + 0.81%), 03/15/38 (d)	851	836
Series 2021-B-BMR, REMIC, 6.09%, (1 Month Term SOFR + 0.99%), 03/15/38 (d)	205	202
Series 2021-C-BMR, REMIC, 6.31%, (1 Month Term SOFR + 1.21%), 03/15/38 (d)	129	127
Series 2021-D-BMR, REMIC, 6.61%, (1 Month Term SOFR + 1.51%), 03/15/38 (d)	180	176
Series 2021-E-BMR, REMIC, 6.96%, (1 Month Term SOFR + 1.86%), 03/15/38 (d)	157	152
LIFE 2022-BMR2 Mortgage Trust
Series 2022-A1-BMR2, REMIC, 6.39%, (1 Month Term SOFR + 1.30%), 05/17/38 (d)	2,042	1,986
Series 2022-B-BMR2, REMIC, 6.89%, (1 Month Term SOFR + 1.79%), 05/17/38 (d)	1,221	1,163
Series 2022-C-BMR2, REMIC, 7.19%, (1 Month Term SOFR + 2.09%), 05/17/38 (d)	684	646
Series 2022-D-BMR2, REMIC, 7.64%, (1 Month Term SOFR + 2.54%), 05/17/38 (d)	608	569
Madison Park Funding LII Ltd
Series 2021-A-52A, 6.64%, (3 Month Term SOFR + 1.36%), 01/22/35 (d)	994	994
Madison Park Funding Ltd
Series 2021-A-50A, 6.68%, (3 Month Term SOFR + 1.40%), 04/19/34 (d)	1,340	1,342
Madison Park Funding LXVII Ltd
Series 2024-A1-67A, 6.80%, (3 Month Term SOFR + 1.51%), 04/25/37 (d)	1,211	1,213
Madison Park Funding XIX, Ltd.
Series 2015-AR3-19A, 6.92%, (3 Month Term SOFR + 0.00%), 01/22/37 (d)	469	471
Madison Park Funding XLV Ltd
Series 2020-AR-45A, 6.68%, (3 Month Term SOFR + 1.38%), 07/17/34 (d)	653	653
Magnetite XXI, Limited
Series 2019-AR-21A, 6.56%, (3 Month Term SOFR + 1.28%), 04/20/34 (d)	920	921
Magnetite XXIII Ltd
Series 2019-AR-23A, 6.68%, (3 Month Term SOFR + 1.39%), 01/25/35 (d)	731	731
Magnetite Xxix Ltd
Series 2021-AR-29A, 6.43%, (3 Month Term SOFR + 1.35%), 07/15/37 (d)	1,150	1,152
Magnetite XXVII Ltd
Series 2020-AR-27A, 6.68%, (3 Month Term SOFR + 1.40%), 10/20/34 (d)	250	250
Magnetite XXX, Limited
Series 2021-A-30A, 6.68%, (3 Month Term SOFR + 1.39%), 10/25/34 (d)	1,072	1,072
Magnetite XXXVI Ltd
Series 2023-A-36A, 7.08%, (3 Month Term SOFR + 1.80%), 04/22/36 (d)	607	610
Marlette Funding Trust 2023-3
Series 2023-A-3A, 6.49%, 03/17/25	80	80
Mercedes-Benz Auto Lease Trust 2024-A
Series 2024-A3-A, 5.32%, 02/15/27	693	709
Mercedes-Benz Auto Lease Trust 2024-B
Series 2024-A3-B, 4.23%, 04/15/27	500	499
Merchants Fleet Funding LLC
Series 2023-A-1A, 7.21%, 05/20/26	559	567
Series 2024-A-1A, 5.82%, 08/20/27	621	631
MFA 2024-RPL1 Trust
Series 2024-A1-RPL1, REMIC, 4.25%, 02/25/66 (d)	197	187
MHP Commercial Mortgage Trust 2021-STOR
Series 2021-A-STOR, REMIC, 5.91%, (1 Month Term SOFR + 0.81%), 07/15/38 (d)	603	599
Milos CLO, Ltd.
Series 2017-AR-1A, 6.61%, (3 Month Term SOFR + 1.33%), 10/21/30 (d)	556	556
Morgan Stanley & Co. LLC
Series 2019-A3-L2, REMIC, 3.81%, 01/18/29	490	470
Morgan Stanley Capital I Trust 2016-UBS11
Series 2016-A4-UB11, REMIC, 2.78%, 08/17/26	700	672
Morgan Stanley Capital I Trust 2017-H1
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	700	683
Morgan Stanley Capital I Trust 2017-HR2
Series 2017-A4-HR2, REMIC, 3.59%, 12/17/27	210	204
Morgan Stanley Capital I Trust 2019-MEAD
Series 2019-A-MEAD, REMIC, 3.17%, 11/13/24	1,163	1,126
Series 2019-B-MEAD, REMIC, 3.28%, 11/13/24 (d)	168	160
Series 2019-C-MEAD, REMIC, 3.28%, 11/13/24 (d)	161	152
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-A-NUGS, REMIC, 6.16%, (1 Month Term SOFR + 1.06%), 12/15/36 (d)	900	718
Neuberger Berman Loan Advisers CLO 25 Ltd
Series 2017-AR2-25A, 6.72%, (3 Month Term SOFR + 1.40%), 07/18/38 (d)	965	968
NYMT Loan Trust 2022-CP1
Series 2022-A1-CP1, 2.04%, 09/25/27	139	129
NYMT Loan Trust 2024-CP1
Series 2024-A1-CP1, REMIC, 3.75%, 08/25/37	281	267
Oak Hill Credit Partners
Series 2024-A1-18A, 6.82%, (3 Month Term SOFR + 1.50%), 04/20/37 (d)	1,393	1,401

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Series 2024-A2-18A, 6.97%, (3 Month Term SOFR + 1.65%), 04/20/37 (d)	250	251
Ocwen Loan Investment Trust 2023-HB1
Series 2023-A-HB1, 3.00%, 06/25/26 (d)	84	82
OCWEN Loan Investment Trust 2024-HB1
Series 2024-A-HB1, 3.00%, 02/25/27	74	72
OHA Credit Funding 13 Ltd
Series 2022-AR-13A, 6.64%, (3 Month Term SOFR + 1.35%), 07/20/37 (d)	1,592	1,599
Onity Loan Investment Trust 2024-HB2
Series 2024-A-HB2, 5.00%, 08/25/27 (n)	218	217
Open Trust 2023-AIR
Series 2023-A-AIR, REMIC, 8.41%, 11/17/25 (d)	683	690
Series 2023-B-AIR, REMIC, 9.16%, 11/17/25 (d)	412	415
Peace Park CLO Ltd
Series 2021-A-1A, 6.67%, (3 Month Term SOFR + 1.39%), 10/20/34 (d)	898	899
PK Alift Loan Funding 3 LP
Series 2024-A1-1, 5.84%, 06/15/29	247	252
Planet Fitness Master
Series 2022-A2I-1A, 3.25%, 12/07/26	671	653
Series 2022-A2II-1A, 4.01%, 12/07/26	600	549
Series 2019-A2-1A, 3.86%, 12/05/49 (e)	630	591
PRET 2024-RPL1 Trust
Series 2024-A1-RPL1, REMIC, 3.90%, 10/25/63 (d)	463	444
PRMI Securitization Trust 2024-CMG1
Series 2024-A1-CMG1, REMIC, 6.65%, (1 Month Term SOFR + 1.45%), 07/25/54 (d)	468	467
PRPM 2024-RCF4, LLC
Series 2024-A1-RCF4, REMIC, 4.00%, 07/25/28 (f)	187	183
PRPM 2024-RPL2, LLC
Series 2024-A1-RPL2, 3.50%, 05/25/28 (f)	772	748
Rockland Park Limited
Series 2021-A-1A, 6.66%, (3 Month Term SOFR + 1.38%), 04/20/34 (d)	1,241	1,242
RR 7 Ltd
Series 2019-A1AB-7A, 6.64%, (3 Month Term SOFR + 1.34%), 01/15/37 (d)	1,141	1,140
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	514	471
Series 2020-B-1A, 4.34%, 03/15/27	184	142
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	896	892
Series 2020-2C-1, 1.88%, 01/15/26	365	352
Series 2020-2C-2, 2.33%, 01/15/28	279	258
SBNA Auto Lease Trust 2024-B
Series 2024-A3-B, 5.56%, 09/21/26	616	627
SFS Auto Receivables Securitization Trust 2024-2
Series 2024-A3-2A, 5.33%, 11/20/29	351	360
Silver Aircraft Lease Investment Limited
Series 2019-A-1, 3.97%, 07/15/26 (f)	530	492
SPGN 2022-TFLM Mortgage Trust
Series 2022-B-TFLM, REMIC, 7.10%, (1 Month Term SOFR + 2.00%), 02/15/39 (d)	278	272
Series 2022-C-TFLM, REMIC, 7.75%, (1 Month Term SOFR + 2.65%), 02/15/39 (d)	145	141
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-A-MFP, REMIC, 5.94%, (1 Month Term SOFR + 0.85%), 11/15/38 (d)	1,640	1,632
Series 2021-B-MFP, REMIC, 6.29%, (1 Month Term SOFR + 1.19%), 11/15/38 (d)	606	601
Series 2021-C-MFP, REMIC, 6.54%, (1 Month Term SOFR + 1.44%), 11/15/38 (d)	376	373
Series 2021-D-MFP, REMIC, 6.79%, (1 Month Term SOFR + 1.69%), 11/15/38 (d)	247	245
Subway Funding LLC
Series 2024-A2I-3A, 5.25%, 07/30/29	1,249	1,250
Series 2024-A2II-3A, 5.57%, 07/30/29	591	592
Series 2024-A23-3A, 5.91%, 07/30/29	1,198	1,194
Series 2024-A2I-1A, 6.03%, 07/30/29	1,683	1,721
Series 2024-A2II-1A, 6.27%, 07/30/31	1,001	1,032
Series 2024-A23-1A, 6.51%, 07/30/34	878	910
Symphony CLO 43 Ltd
Series 2024-A1-43A, 6.85%, (3 Month Term SOFR + 1.52%), 04/15/37 (d)	856	860
Symphony CLO XXVI, Ltd.
Series 2021-AR-26A, 6.67%, (3 Month Term SOFR + 1.34%), 04/20/33 (d)	2,024	2,026
Symphony CLO XXXII
Series 2022-A1-32A, 6.60%, (3 Month Term SOFR + 1.32%), 04/23/35 (d)	1,176	1,176
Tesla Auto Lease Trust 2023-A
Series 2023-A3-A, 5.89%, 08/20/25	606	609
Tesla Auto Lease Trust 2023-B
Series 2023-A2-B, 6.02%, 02/20/25	578	579
Series 2023-A3-B, 6.13%, 12/22/25	900	909
Tesla Auto Lease Trust 2024-A
Series 2024-A2A-A, 5.37%, 06/22/26	238	238
Thunderbolt II Aircraft Lease Limited
Series 2018-A-A, 4.15%, 09/15/25 (f)	966	889
Thunderbolt III Aircraft Lease Limited
Series 2019-A-1, 3.67%, 11/15/26 (f)	724	651
Toyota Lease Owner Trust 2023-A
Series 2023-A3-A, 4.93%, 04/20/26	625	625
Toyota Lease Owner Trust 2024-A
Series 2024-A3-A, 5.25%, 08/20/26	600	608
USAA Auto Owner Trust 2024-A
Series 2024-A3-A, 5.03%, 03/15/29	500	507
VCAT 2021-NPL5 LLC
Series 2021-A1-NPL5, REMIC, 1.87%, 08/25/51 (f)	124	124
VLS Commercial Mortgage Trust 2020-LAB
Series 2020-A-LAB, REMIC, 2.13%, 10/11/30	1,251	1,033
Series 2020-B-LAB, REMIC, 2.45%, 10/11/30	70	54
Volkswagen Auto Lease Trust 2024-A
Series 2024-A3-A, 5.21%, 10/20/26	550	558
Volvo Financial Equipment LLC Series 2024-1
Series 2024-A3-1A, 4.29%, 10/16/28	266	267
Voya CLO 2020-2 Ltd
Series 2020-A1R-2A, 6.70%, (3 Month Term SOFR + 1.42%), 07/19/34 (d)	304	304
Voya CLO 2020-3 Ltd
Series 2020-AR-3A, 6.69%, (3 Month Term SOFR + 1.41%), 10/20/34 (d)	1,189	1,191
Voya CLO 2023-1 Ltd
Series 2023-A1-1A, 7.08%, (3 Month Term SOFR + 1.80%), 01/21/37 (d)	1,100	1,108
Voya CLO 2024-1 Ltd
Series 2024-A1-1A, 6.85%, (3 Month Term SOFR + 1.52%), 04/15/37 (d)	813	814
Wells Fargo Commercial Mortgage Securities, Inc.
Series 2024-A12-MGP, REMIC, 6.95%, (1 Month Term SOFR + 1.75%), 08/15/26 (d)	600	598
Series 2024-A11-MGP, REMIC, 7.25%, (1 Month Term SOFR + 2.05%), 08/15/26 (d)	300	299
Wells Fargo Commercial Mortgage Trust 2015-C26
Series 2015-A4-C26, REMIC, 3.17%, 01/17/25	575	570
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-ASB-C55, REMIC, 2.65%, 10/17/29	200	190
Wells Fargo Commercial Mortgage Trust 2021-FCMT
Series 2021-A-FCMT, REMIC, 6.41%, (1 Month Term SOFR + 1.31%), 05/15/31 (d)	688	673
Wheels Fleet Lease Funding 1 LLC
Series 2023-A-2A, 6.46%, 01/19/27	1,212	1,227
Series 2024-A1-1A, 5.49%, 08/18/27	700	711
Series 2024-A1-2A, 4.87%, 02/18/28	922	930
Willis Engine Structured Trust VII
Series 2023-A-A, 8.00%, 10/15/29 (f)	617	659
World Omni Auto Receivables Trust 2023-B
Series 2023-A3-B, 4.66%, 09/15/26	662	664
World Omni Auto Receivables Trust 2023-C
Series 2023-A3-C, 5.15%, 11/15/28	323	326

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
World Omni Automobile Lease Securitization Trust 2023-A
Series 2023-A2A-A, 5.47%, 02/18/25	152	152
Total Non-U.S. Government Agency Asset-Backed Securities (cost $200,742)		200,618
SENIOR FLOATING RATE INSTRUMENTS 5.0%
Industrials 1.3%
Advantage Sales & Marketing, Inc.
2024 Term Loan, 9.83%, (3 Month Term SOFR + 4.25%), 10/28/27 (d)	146	142
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 8.70%, (1 Month Term SOFR + 4.00%), 06/17/28 (d)	249	249
Air Canada
2024 Term Loan B, 7.25%, (3 Month Term SOFR + 2.50%), 03/14/31 (d)	65	65
Ali Group North America Corporation
2021 Term Loan B, 7.36%, (SOFR + 2.00%), 10/13/28 (d)	77	77
AlixPartners, LLP
2021 USD Term Loan B, 7.86%, (SOFR + 2.50%), 02/04/28 (d)	205	205
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 0.00%, (1 Month Term SOFR + 3.75%), 05/04/28 (d) (q)	345	341
2021 USD Incremental Term Loan B, 9.10%, (1 Month Term SOFR + 3.75%), 05/04/28 (d)	204	201
Amazon
Term Loan, 0.00%, (SOFR + 2.25%), 07/31/31 (d) (q)	370	369
American Airlines, Inc.
2023 1st Lien Term Loan, 7.21%, (6 Month Term SOFR + 2.50%), 05/29/29 (d)	100	99
Amynta Agency Borrower Inc.
2024 Term Loan B, 9.00%, (SOFR + 3.75%), 02/28/28 (d)	134	133
Anticimex International AB
2021 USD Term Loan B1, 8.48%, (SOFR + 3.15%), 07/21/28 (d)	84	84
2024 Term Loan B6, 8.73%, (SOFR + 3.40%), 11/16/28 (d)	44	44
APi Group DE, Inc.
2024 Term Loan B, 7.25%, (1 Month Term SOFR + 2.00%), 01/03/29 (d)	160	160
AppLovin Corporation
2024 Term Loan (2028), 7.75%, (1 Month Term SOFR + 2.50%), 10/25/28 (d)	44	44
2024 Term Loan (2030), 7.75%, (1 Month Term SOFR + 2.50%), 08/19/30 (d)	210	210
APX Group, Inc.
2021 Term Loan B, 8.30%, (3 Month Term SOFR + 2.75%), 07/01/28 (d)	215	215
2021 Term Loan B, 10.25%, (Prime + 1.75%), 07/01/28 (d)	1	1
Archkey Solutions LLC
Term Loan, 10.61%, (1 Month Term SOFR + 5.25%), 06/30/28 (d)	78	78
Array Technologies, Inc.
Term Loan B, 8.71%, (3 Month SOFR + 3.25%), 10/07/27 (d)	174	174
Arsenal AIC Parent LLC
2024 1st Lien Term Loan B, 8.56%, (3 Month Term SOFR + 3.25%), 08/19/30 (d)	129	128
Artera Services, LLC
2024 Term Loan, 9.83%, (3 Month Term SOFR + 4.50%), 02/07/31 (d)	130	126
Arthur US Finco Inc
Term Loan B, 10.58%, (3 Month Term SOFR + 5.25%), 11/08/30 (d)	104	98
Assetmark Financial Holdings, Inc.
Term Loan B, 7.95%, (SOFR + 3.00%), 06/03/31 (d)	165	163
Bleriot US Bidco Inc.
Term Loan B, 8.58%, (3 Month Term SOFR + 3.25%), 10/31/28 (d)	60	60
Boost Newco Borrower, LLC
Term Loan B1, 7.75%, (3 Month Term SOFR + 2.50%), 01/31/31 (d)	685	685
Brock Holdings III, Inc.
2024 Term Loan B, 11.33%, (3 Month Term SOFR + 6.00%), 05/01/30 (d)	50	50
Calpine Construction Finance Company, L.P.
2023 Refinancing Term Loan B, 7.25%, (1 Month Term SOFR + 2.00%), 07/20/30 (d)	75	74
Carnival Corporation
2024 Term Loan B2, 8.00%, (SOFR + 2.75%), 08/09/27 (d)	102	102
2024 Term Loan B1, 8.00%, (SOFR + 2.75%), 10/18/28 (d)	215	216
Cast and Crew Payroll, LLC
2021 Incremental Term Loan, 9.00%, (1 Month Term SOFR + 3.75%), 12/30/28 (d)	118	118
CHG Healthcare Services Inc.
2021 Term Loan, 8.61%, (SOFR + 3.25%), 09/22/28 (d)	48	48
2024 Term Loan B2, 8.86%, (SOFR + 3.50%), 09/29/28 (d)	75	75
Chromalloy Corporation
2024 Term Loan B, 9.08%, (SOFR + 3.75%), 03/21/31 (d)	70	66
Clydesdale Acquisition Holdings Inc
Term Loan B, 8.42%, (1 Month Term SOFR + 3.67%), 03/30/29 (d)	731	727
Conair Holdings, LLC
Term Loan B, 9.11%, (SOFR + 3.75%), 05/13/28 (d)	130	119
Congruex Group LLC
Term Loan, 11.15%, (3 Month Term SOFR + 5.75%), 04/26/29 (d)	117	90
Constant Contact Inc
Term Loan, 9.57%, (3 Month Term SOFR + 4.00%), 12/31/24 (d)	178	172
Core & Main LP
2024 Incremental Term Loan B, 7.59%, (3 Month Term SOFR + 2.25%), 02/05/31 (d)	50	50
Corporation Service Company
Term Loan B, 7.75%, (1 Month Term SOFR + 2.75%), 08/10/29 (d)	58	58
Covanta Holding Corporation
2021 Term Loan B, 7.59%, (1 Month Term SOFR + 2.50%), 11/16/28 (d)	93	93
2021 Term Loan C, 7.59%, (1 Month Term SOFR + 2.50%), 11/16/28 (d)	7	7
2021 Term Loan B, 7.75%, (SOFR + 2.50%), 11/16/28 (d)	2	2
2024 Term Loan B, 7.85%, (1 Month Term SOFR + 2.75%), 11/30/28 (d)	47	47
2024 Term Loan C, 7.85%, (1 Month Term SOFR + 2.75%), 11/30/28 (d)	3	3
CPI Holdco B LLC
Term Loan, 7.25%, (3 Month Term SOFR + 2.00%), 05/10/31 (d)	125	124
CPM Holdings, Inc.
2023 Term Loan, 9.70%, (1 Month Term SOFR + 4.50%), 09/18/28 (d)	50	47
CQP Holdco LP
2024 Term Loan B, 7.58%, (3 Month Term SOFR + 2.25%), 12/31/30 (d)	541	540
Crown Subsea Communications Holding,Inc.
2024 Term Loan B1, 9.25%, (3 Month Term SOFR + 4.00%), 01/30/31 (d)	249	251
Da Vinci Purchaser Corp.
2024 Term Loan, 8.75%, (SOFR + 3.50%), 12/10/26 (d)	45	45
Darktrace PLC
Term Loan, 0.00%, (SOFR + 3.25%), 07/02/31 (d) (q)	265	261
Term Loan, 0.00%, (SOFR + 5.25%), 07/02/32 (d) (q)	105	102
DG Investment Intermediate Holdings 2 Inc
Term Loan, 0.00%, (SOFR + 3.75%), 03/31/28 (d) (q)	7	7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 0.00%, (SOFR + 3.75%), 12/31/24 (d) (q)	88	88
2021 Term Loan, 9.11%, (SOFR + 3.75%), 12/31/24 (d)	69	69
2022 Incremental Term Loan, 10.00%, (1 Month Term SOFR + 4.75%), 03/31/28 (d)	152	152
Dragon Buyer Inc
Term Loan, 0.00%, (SOFR + 3.25%), 09/24/31 (d) (q)	90	90
EAB Global, Inc.
2021 Term Loan, 8.50%, (SOFR + 3.50%), 12/31/24 (d)	113	113
Electron BidCo Inc.
2021 Term Loan, 8.36%, (SOFR + 3.00%), 10/29/28 (d)	83	83
Ensemble RCM, LLC
2024 Term Loan B, 8.25%, (SOFR + 3.00%), 08/01/29 (d)	219	219
Esdec Solar Group B.V.
Term Loan B, 10.60%, (3 Month SOFR + 5.00%), 08/23/28 (d) (n)	222	208
Fertitta Entertainment, LLC
2022 Term Loan B, 8.85%, (1 Month Term SOFR + 3.75%), 01/13/29 (d) (p)	1,263	1,259
Fiesta Purchaser, Inc.
2024 Term Loan B, 9.25%, (1 Month Term SOFR + 4.00%), 01/31/31 (d)	129	129
Filtration Group Corporation
2021 Incremental Term Loan, 8.86%, (SOFR + 3.50%), 10/19/28 (d)	197	197
FinCo I LLC
2023 Term Loan, 8.26%, (3 Month Term SOFR + 3.00%), 06/27/28 (d)	48	48
Fleet Midco I Limited
2024 1st Lien Term Loan B, 7.58%, (SOFR + 2.75%), 04/18/30 (d)	78	78
Focus Financial Partners Inc.
Term Loan, 0.00%, (SOFR + 3.25%), 09/10/31 (d) (q)	320	319
Forward Air Corporation
Term Loan B, 9.75%, (SOFR + 4.50%), 09/20/30 (d)	228	226
Franchise Group Intermediate Holdco, LLC
2021 First Out Term Loan B, 10.39%, (3 Month SOFR + 4.75%), 02/24/26 (d)	229	146
2023 Incremental Term Loan, 10.25%, (3 Month Term SOFR + 4.75%), 03/10/26 (d)	79	50
Genesee & Wyoming Inc. (New)
2024 Term Loan B, 7.33%, (3 Month Term SOFR + 2.00%), 03/27/31 (d)	140	140
Griffon Corporation
2024 Term Loan B, 6.85%, (3 Month Term SOFR + 2.00%), 01/24/29 (d)	166	167
Groupe Solmax Inc.
Term Loan, 10.11%, (3 Month SOFR + 4.75%), 12/30/24 (d)	83	78
Term Loan, 10.35%, (3 Month SOFR + 4.75%), 12/30/24 (d)	97	90
Harbourvest Partners, LLC
2024 1st Lien Term Loan B, 7.60%, (SOFR + 2.25%), 04/22/30 (d)	221	220
HighTower Holdings LLC
2024 Term Loan B, 8.75%, (SOFR + 3.50%), 04/21/28 (d)	170	170
Homeserve USA Holding Corp
2024 Term Loan B, 7.21%, (SOFR + 2.25%), 10/21/30 (d)	154	154
ICON Luxembourg S.A.R.L.
2024 LUX Term Loan B, 7.33%, (3 Month Term SOFR + 2.00%), 07/03/28 (d)	91	92
Inception Holdco S.a.r.l.
2024 USD Term Loan B, 9.83%, (SOFR + 4.50%), 03/15/31 (d)	45	45
IVC Acquisition Ltd
2024 USD Term Loan B, 10.08%, (3 Month Term SOFR + 4.75%), 11/16/28 (d)	164	164
Janus International Group, LLC
2024 Term Loan B, 7.75%, (1 Month Term SOFR + 2.50%), 08/02/30 (d)	33	33
Johnstone Supply LLC
Term Loan, 8.17%, (3 Month Term SOFR + 3.00%), 05/15/31 (d)	100	100
Kaman Corporation
2024 Term Loan, 8.83%, (3 Month Term SOFR + 3.50%), 03/27/31 (d)	75	75
KNS Acquisition Corp.
Term Loan, 11.61%, (1 Month Term SOFR + 6.25%), 04/16/27 (d)	126	77
KUEHG Corp.
2024 Term Loan B, 9.83%, (3 Month Term SOFR + 4.50%), 06/12/30 (d)	450	451
LaserShip, Inc.
2021 Term Loan, 10.10%, (3 Month Term SOFR + 4.50%), 04/30/28 (d)	171	106
LBM Acquisition LLC
2024 Incremental Term Loan B, 8.97%, (SOFR + 3.75%), 06/06/31 (d)	394	386
LC Ahab US Bidco LLC
Term Loan B, 8.75%, (1 Month Term SOFR + 3.50%), 04/14/31 (d)	55	55
Learning Care Group (US) No. 2 Inc.
2024 Term Loan B, 9.33%, (SOFR + 4.00%), 08/11/28 (d)	99	99
LSF11 Trinity Bidco, Inc.
2024 Term Loan B, 8.42%, (SOFR + 3.50%), 06/14/30 (d)	24	24
Madison IAQ LLC
Term Loan, 7.89%, (SOFR + 3.25%), 06/15/28 (d)	234	234
Madison Safety & Flow
Term Loan, 0.00%, (SOFR + 3.25%), 09/19/31 (d) (q)	40	40
Maximus, Inc.
2024 Term Loan B, 7.25%, (SOFR + 2.00%), 05/21/31 (d)	45	45
Modena Buyer LLC
Term Loan, 9.83%, (3 Month Term SOFR + 4.50%), 04/03/31 (d)	380	363
Modivcare Inc.
2024 Term Loan B, 10.08%, (3 Month Term SOFR + 4.75%), 06/17/31 (d)	80	75
Neon Maple US Debt Mergersub Inc
Term Loan, 0.00%, (SOFR + 3.00%), 07/19/31 (d) (q)	250	247
Neptune Bidco US Inc
2022 USD Term Loan A, 0.00%, (SOFR + 4.75%), 10/11/28 (d) (q)	220	205
2022 USD Term Loan A, 10.15%, (SOFR + 4.75%), 10/11/28 (d)	153	143
OMNIA Partners LLC
2024 Term Loan B, 8.53%, (3 Month Term SOFR + 3.25%), 07/25/30 (d)	229	230
Optiv Security, Inc.
2023 Term Loan, 10.53%, (3 Month Term SOFR + 5.25%), 08/17/26 (d)	139	125
Oscar AcquisitionCo, LLC
Term Loan B, 9.58%, (3 Month Term SOFR + 4.25%), 04/29/29 (d)	289	285
Osmose Utilities Services, Inc.
Term Loan, 8.61%, (SOFR + 3.25%), 06/18/28 (d)	10	10
Parexel International Corporation
2024 Term Loan B, 8.25%, (SOFR + 3.00%), 11/15/28 (d)	353	353
Patagonia Holdco LLC
Term Loan B1, 10.85%, (3 Month Term SOFR + 5.75%), 08/01/29 (d) (p)	89	82
PG Investment Company 59 S.a r.l.
Term Loan B, 8.83%, (3 Month Term SOFR + 3.50%), 02/23/31 (d)	170	170
Pike Corporation
2021 Incremental Term Loan B, 8.36%, (SOFR + 3.00%), 01/15/28 (d)	91	91

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Pitney Bowes Inc.
2021 Term Loan B, 9.36%, (SOFR + 4.00%), 03/12/28 (d)	54	55
Plano HoldCo, Inc.
Term Loan, 0.00%, (SOFR + 3.50%), 08/01/31 (d) (q)	65	65
PRA Health Sciences, Inc.
2024 US Term Loan B, 7.33%, (3 Month Term SOFR + 2.00%), 07/03/28 (d)	23	23
R1 RCM, Inc.
2022 Term Loan B, 8.25%, (1 Month Term SOFR + 3.00%), 06/21/29 (d)	69	70
Rand Parent, LLC
2023 Term Loan B, 9.07%, (3 Month Term SOFR + 4.25%), 02/09/30 (d)	124	124
Red Planet Borrower, LLC
Term Loan B, 0.00%, (1 Month Term SOFR + 3.75%), 09/23/28 (d) (q)	110	107
Term Loan B, 8.85%, (1 Month Term SOFR + 3.50%), 09/23/28 (d)	42	41
Resideo Funding Inc.
2024 M&A Term Loan B, 7.30%, (3 Month Term SOFR + 2.00%), 05/21/31 (d)	40	40
Roper Industrial Products Investment Company LLC
2024 USD Term Loan B, 8.58%, (3 Month Term SOFR + 3.25%), 11/22/29 (d)	64	64
Runner Buyer, Inc.
2021 Term Loan B, 10.67%, (3 Month Term SOFR + 5.50%), 10/08/28 (d)	58	29
Sabert Corporation
2024 Term Loan B, 8.03%, (SOFR + 3.00%), 12/10/26 (d)	124	125
Sk Neptune Husky Finance S.A.R.L
Term Loan, 17.50%, (3 Month Term SOFR + 9.00%), 04/30/33 (d) (n)	14	6
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 9.03%, (SOFR + 3.75%), 09/16/27 (d)	98	99
Smyrna Ready Mix Concrete, LLC
2023 Term Loan, 8.35%, (1 Month Term SOFR + 3.50%), 04/02/29 (d)	59	60
Spin Holdco Inc.
2021 Term Loan, 9.26%, (3 Month SOFR + 4.00%), 02/26/28 (d)	1,184	1,032
St. George Warehousing & Trucking Co. of CA, Inc.
2022 Term Loan, 11.48%, (3 Month SOFR + 6.00%), 03/24/28 (d)	78	34
Standard Industries Inc.
2021 Term Loan B, 6.92%, (1 Month Term SOFR + 2.00%), 08/05/28 (d)	43	43
TK Elevator US Newco Inc
USD Term Loan B, 8.59%, (SOFR + 3.50%), 04/11/30 (d)	112	112
TKC Holdings, Inc.
2022 PIK Toggle Holdco Term Loan, 13.50%, (3 Month USD LIBOR + 12.00%), 02/14/27 (d) (n)	70	58
TransDigm, Inc.
2024 Term Loan I, 8.08%, (3 Month Term SOFR + 2.75%), 08/24/28 (d)	751	751
2024 Term Loan K, 8.08%, (3 Month Term SOFR + 2.75%), 02/22/30 (d)	49	49
2024 Term Loan, 7.32%, (SOFR + 1.50%), 09/05/32 (d)	125	124
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 13.59%, (3 Month Term SOFR + 8.00%), 02/28/25 (d) (p)	110	95
United Airlines, Inc.
2024 Term Loan B, 8.03%, (SOFR + 2.75%), 02/15/31 (d)	190	190
VM Consolidated, Inc.
2024 Term Loan B, 8.00%, (1 Month Term SOFR + 2.75%), 03/24/28 (d)	123	123
Waterbridge Midstream Operating LLC
2024 Term Loan B, 9.60%, (3 Month Term SOFR + 4.50%), 05/07/29 (d)	55	55
WEC US Holdings Ltd.
2024 Term Loan, 8.00%, (1 Month Term SOFR + 2.75%), 01/20/31 (d)	273	273
White Cap Buyer LLC
2024 Term Loan B, 8.50%, (3 Month Term SOFR + 3.25%), 10/19/29 (d)	85	84
WIN Waste Innovations Holdings, Inc.
2021 Term Loan B, 8.11%, (1 Month Term SOFR + 2.75%), 03/31/28 (d)	167	158
Wood Mackenzie Limited
2024 Term Loan B, 8.60%, (3 Month Term SOFR + 3.50%), 02/01/31 (d)	110	110
Worldwide Express Operations, LLC
2021 1st Lien Term Loan, 9.85%, (3 Month SOFR + 4.00%), 07/22/28 (d)	190	190
		20,932
Communication Services 0.7%
19th Holdings Golf, LLC
2022 Term Loan B, 8.51%, (SOFR + 3.25%), 01/27/29 (d)	178	175
Academy, Ltd.
2021 Term Loan, 9.07%, (1 Month Term SOFR + 3.75%), 11/05/27 (d)	58	58
AIT Worldwide Logistics, Inc
2021 Term Loan, 9.97%, (SOFR + 4.75%), 04/01/28 (d)	145	145
Allen Media, LLC
2021 Term Loan B, 10.25%, (3 Month Term SOFR + 5.50%), 02/10/27 (d) (p)	376	243
Alterra Mountain Company
2024 Term Loan B4, 8.50%, (1 Month Term SOFR + 3.25%), 08/17/28 (d)	144	144
Altice Financing SA
2022 USD Term Loan, 10.30%, (SOFR + 5.00%), 10/31/27 (d)	59	53
Altice France S.A.
2023 USD Term Loan B14, 10.80%, (SOFR + 5.50%), 08/31/28 (d)	1,021	763
AP Core Holdings II, LLC
Amortization Term Loan B1, 10.86%, (SOFR + 5.50%), 07/21/27 (d)	127	116
High-Yield Term Loan B2, 10.86%, (SOFR + 5.50%), 07/21/27 (d)	135	123
Arcis Golf LLC
2023 Term Loan B, 9.11%, (1 Month Term SOFR + 3.75%), 11/24/28 (d)	132	132
Aventiv Technologies, LLC
2024 PIK Third Out Term Loan, 10.69%, (3 Month Term SOFR + 5.09%), 07/31/25 (d)	303	259
2024 Incremental Second Out Term Loan, 13.10%, (3 Month Term SOFR + 7.50%), 07/31/25 (d)	8	8
Century DE Buyer LLC
Term Loan B, 9.26%, (SOFR + 4.00%), 09/27/30 (d)	108	108
Charter Communications Operating, LLC
2019 Term Loan B2, 7.08%, (SOFR + 1.75%), 02/01/27 (d)	718	717
Ciena Corporation
2020 Term Loan B, 6.96%, (1 Month Term SOFR + 2.00%), 10/24/30 (d)	44	44
City Football Group Limited
2024 Term Loan, 7.97%, (SOFR + 3.00%), 07/21/30 (d)	751	746
ClubCorp Holdings, Inc.
2023 Term Loan B2, 10.60%, (3 Month Term SOFR + 5.00%), 10/01/28 (d)	277	277
Connect Finco Sarl
2024 Extended Term Loan B, 9.75%, (1 Month Term SOFR + 4.50%), 09/11/29 (d)	85	80
Coral-US Co-Borrower, LLC
2020 Term Loan B2, 7.46%, (1 Month Term SOFR + 2.25%), 01/22/28 (d)	210	207
2021 Term Loan B6, 8.21%, (1 Month Term SOFR + 3.00%), 09/23/29 (d)	55	55
Crown Finance US, Inc.
2023 Exit Term Loan, 6.86%, (SOFR + 1.50%), 07/31/28 (d)	100	101

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
CSC Holdings, LLC
2022 Term Loan B6, 9.60%, (1 Month Term SOFR + 4.50%), 01/17/28 (d)	445	432
Dave & Buster's, Inc.
2024 Term Loan B, 8.53%, (1 Month Term SOFR + 3.25%), 06/29/29 (d)	148	147
Term Loan, 0.00%, (SOFR + 3.25%), 09/27/31 (d) (q)	110	109
Diamond Sports Group, LLC
2022 First Priority Term Loan, 0.00%, (SOFR + 10.00%), 05/19/26 (d) (g) (h)	131	114
2022 First Priority Term Loan, 0.00%, (SOFR + 10.00%), 05/19/26 (d) (q)	10	9
2022 2nd Lien Term Loan, 0.00%, (SOFR + 3.25%), 08/24/26 (d) (g) (h) (p)	457	5
2024 DIP PIK Term Loan, 5.00%, (PIK + 5.00%), 08/02/27 (d)	70	84
Fanatics Commerce Intermediate Holdco, LLC
Term Loan B, 8.61%, (SOFR + 3.25%), 11/18/28 (d)	45	44
Fluidra, S.A.
2022 USD Term Loan B, 7.27%, (SOFR + 1.93%), 01/21/29 (d)	155	155
Flutter Financing B.V.
Term Loan B, 7.33%, (3 Month Term SOFR + 2.25%), 11/18/30 (d)	293	292
Frontier Communications Corp.
2024 Term Loan B, 8.83%, (3 Month Term SOFR + 3.50%), 06/20/31 (d)	280	281
Great Outdoors Group, LLC
2021 Term Loan B2, 9.12%, (SOFR + 3.75%), 02/26/28 (d)	2,489	2,487
GVC Holdings (Gibraltar) Limited
2021 USD Term Loan B4, 7.86%, (SOFR + 2.50%), 03/16/27 (d)	82	82
Herschend Entertainment Company, LLC
2021 Term Loan, 8.25%, (1 Month Term SOFR + 3.00%), 08/18/28 (d)	38	38
II-VI Incorporated
2024 Term Loan B, 7.75%, (1 Month Term SOFR + 2.50%), 07/02/29 (d)	267	267
LCPR Loan Financing LLC
2021 Term Loan B, 8.96%, (1 Month Term SOFR + 3.75%), 09/25/28 (d)	30	28
Light and Wonder International, Inc.
2024 Term Loan B2, 7.33%, (SOFR + 2.25%), 04/19/29 (d)	186	185
Lorca Holdco Limited
2024 USD Term Loan, 8.83%, (SOFR + 3.50%), 04/17/31 (d)	50	50
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 7.86%, (SOFR + 2.50%), 06/13/26 (d)	132	132
Ontario Gaming GTA LP
Term Loan B, 9.58%, (3 Month Term SOFR + 4.25%), 07/11/30 (d)	129	129
Pretzel Parent Inc.
Term Loan, 0.00%, (SOFR + 4.50%), 08/14/31 (d) (q)	55	55
Recess Holdings, Inc.
2024 Term Loan B, 9.75%, (3 Month Term SOFR + 4.50%), 02/14/30 (d)	90	90
SeaWorld Parks & Entertainment, Inc.
2024 Term Loan B, 7.75%, (1 Month Term SOFR + 2.50%), 08/25/28 (d)	107	107
Securus Technologies Holdings, Inc.
2023 2nd Lien Term Loan, 14.50%, (3 Month Term SOFR + 9.05%), 11/01/25 (d)	159	41
Sinclair Television Group Inc.
Term Loan B2B, 8.01%, (3 Month SOFR + 2.50%), 07/18/26 (d)	66	63
2022 Term Loan B4, 9.10%, (1 Month Term SOFR + 3.75%), 04/13/29 (d)	73	53
Topgolf Callaway Brands Corp.
Term Loan B, 8.25%, (1 Month Term SOFR + 3.00%), 03/14/30 (d)	221	218
TripAdvisor Inc
Term Loan, 8.00%, (SOFR + 2.75%), 07/01/31 (d)	55	55
UFC Holdings, LLC
2021 Term Loan B, 8.29%, (3 Month SOFR + 2.75%), 04/29/26 (d)	91	91
Univision Communications Inc.
2021 First Lien Term Loan B, 8.61%, (SOFR + 3.25%), 03/15/26 (d)	58	58
2022 Term Loan B, 8.61%, (SOFR + 3.25%), 05/06/28 (d)	344	334
2024 Term Loan B, 8.86%, (3 Month Term SOFR + 3.50%), 01/31/29 (d)	75	73
2022 First Lien Term Loan B, 9.58%, (3 Month Term SOFR + 4.25%), 06/10/29 (d)	59	58
Virgin Media Bristol LLC
2023 USD Term Loan Y, 8.66%, (SOFR + 3.25%), 03/06/31 (d)	115	110
Windstream Services, LLC
Term Loan, 0.00%, (SOFR + 4.75%), 09/25/31 (d) (q)	175	175
		11,205
Information Technology 0.7%
Ahead DB Holdings, LLC
2024 Term Loan B3, 8.80%, (1 Month Term SOFR + 3.50%), 01/24/31 (d)	75	75
Applied Systems, Inc.
2024 1st Lien Term Loan, 8.29%, (3 Month Term SOFR + 3.50%), 02/07/31 (d)	293	293
Ascend Learning, LLC
2021 2nd Lien Term Loan, 11.10%, (SOFR + 5.75%), 11/18/29 (d)	130	126
Athenahealth Group, Inc.
2022 Term Loan B, 8.50%, (1 Month Term SOFR + 3.25%), 01/27/29 (d)	198	196
AZZ Inc.
Term Loan B, 8.50%, (1 Month Term SOFR + 3.25%), 05/06/29 (d)	172	172
Camelot U.S. Acquisition LLC
2024 Term Loan B, 8.00%, (1 Month Term SOFR + 2.75%), 01/31/31 (d)	87	87
CD&R Hydra Buyer Inc.
2024 Term Loan B, 9.35%, (1 Month Term SOFR + 4.00%), 03/15/31 (d)	195	193
Cloud Software Group, Inc.
2024 USD Term Loan B, 9.33%, (3 Month Term SOFR + 4.00%), 03/30/29 (d)	410	408
2024 Term Loan, 9.83%, (3 Month Term SOFR + 4.50%), 03/19/31 (d)	55	55
ConnectWise, LLC
2021 Term Loan B, 9.10%, (3 Month SOFR + 3.50%), 09/23/28 (d)	289	289
CoreLogic, Inc.
Term Loan, 8.86%, (1 Month Term SOFR + 3.50%), 04/14/28 (d)	366	362
Dayforce, Inc.
Term Loan B, 7.75%, (1 Month Term SOFR + 2.50%), 02/16/31 (d)	70	70
DCert Buyer, Inc.
2019 Term Loan B, 9.25%, (1 Month Term SOFR + 4.00%), 07/31/26 (d)	342	332
2021 2nd Lien Term Loan, 12.25%, (1 Month Term SOFR + 7.00%), 02/16/29 (d)	165	141
ECL Entertainment, LLC
2024 Term Loan B, 9.25%, (1 Month Term SOFR + 4.00%), 08/31/30 (d)	59	60
Epicor Software Corporation
2024 Delayed Draw Term Loan, 0.00%, (SOFR + 3.25%), 05/23/31 (d) (q)	31	31
2024 Term Loan, 8.50%, (3 Month Term SOFR + 3.25%), 05/23/31 (d)	263	263
Finastra USA, Inc.
2023 Term Loan, 12.18%, (3 Month Term SOFR + 7.25%), 09/13/29 (d)	174	174
Flexera Software LLC
2024 Term Loan, 8.46%, (SOFR + 3.50%), 03/03/28 (d)	193	193

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Gainwell Acquisition Corp.
Term Loan B, 0.00%, (3 Month Term SOFR + 4.00%), 08/17/27 (d) (q)	265	252
Galaxy US Opco Inc.
Term Loan, 10.00%, (3 Month Term SOFR + 4.75%), 04/19/29 (d)	138	116
Gen Digital Inc.
2024 Term Loan B, 7.00%, (SOFR + 1.75%), 01/28/29 (d)	344	343
Genesys Cloud Services Holdings II LLC
First Lien Term Loan B, 8.75%, (1 Month Term SOFR + 3.50%), 12/01/27 (d)	149	149
Go Daddy Operating Company, LLC
2024 Term Loan B6, 7.25%, (1 Month Term SOFR + 2.00%), 11/12/29 (d)	132	132
2024 Term Loan B7, 7.00%, (1 Month Term SOFR + 1.75%), 05/21/31 (d)	105	105
GTT Communications, Inc.
2022 Opco Term Loan, 6.00%, (SOFR + 1.10%), 12/30/27 (d)	46	43
2022 Holdco Term Loan, 14.43%, (SOFR + 9.10%), 06/30/28 (d)	39	28
Helios Software Holdings, Inc.
2024 Term Loan, 9.08%, (3 Month Term SOFR + 3.75%), 07/15/30 (d)	54	54
I-Logic Technologies Bidco Limited
2021 USD Term Loan B, 9.48%, (3 Month SOFR + 4.00%), 12/31/24 (d)	40	40
Ion Trading Technologies S.a.r.l.
2024 Term Loan, 9.02%, (SOFR + 4.00%), 06/30/27 (d)	94	94
McAfee, LLC
2024 USD Term Loan B, 8.45%, (SOFR + 3.25%), 03/01/29 (d)	377	375
MH Sub I, LLC
2023 Term Loan, 0.00%, (SOFR + 4.25%), 04/13/28 (d) (q)	65	65
2023 Term Loan, 9.50%, (1 Month Term SOFR + 4.25%), 04/13/28 (d)	645	640
2021 2nd Lien Term Loan, 11.50%, (1 Month Term SOFR + 6.25%), 02/12/29 (d)	90	88
Mitchell International, Inc.
2024 1st Lien Term Loan, 8.50%, (SOFR + 3.25%), 06/05/31 (d)	170	167
MKS Instruments, Inc.
2024 USD Term Loan B, 7.17%, (SOFR + 2.25%), 08/17/29 (d)	216	215
NCR Atleos LLC
2023 Term Loan B, 10.10%, (3 Month Term SOFR + 4.75%), 09/22/30 (d)	143	145
Open Text Corporation
2023 Term Loan B, 7.50%, (SOFR + 2.25%), 01/31/30 (d)	272	273
Particle Investments S.a.r.l.
2024 Term Loan B, 9.25%, (1 Month Term SOFR + 4.00%), 03/19/31 (d)	21	21
2024 Term Loan B, 9.25%, (1 Month Term SOFR + 4.00%), 03/19/31 (d)	9	9
Polaris Newco LLC
USD Term Loan B, 0.00%, (SOFR + 4.00%), 06/03/28 (d) (q)	50	49
USD Term Loan B, 9.51%, (3 Month SOFR + 4.00%), 06/03/28 (d)	811	797
2nd Lien Term Loan, 0.00%, (SOFR + 9.00%), 06/04/29 (d) (q)	10	10
2nd Lien Term Loan, 14.16%, (SOFR + 9.00%), 06/04/29 (d)	50	49
Project Alpha Intermediate Holding, Inc.
2024 Term Loan B, 9.00%, (3 Month Term SOFR + 3.75%), 10/28/30 (d)	229	229
Project Boost Purchaser, LLC
2024 Term Loan, 8.79%, (SOFR + 3.50%), 07/02/31 (d)	123	123
2024 2nd Lien Term Loan, 10.53%, (SOFR + 5.25%), 07/02/32 (d)	35	35
Rackspace Finance, LLC
2024 First Lien Second Out Term Loan, 7.98%, (SOFR + 2.75%), 03/15/28 (d)	274	151
2024 First Lien First Out Term Loan, 11.48%, (3 Month Term SOFR + 6.25%), 05/15/28 (d)	64	65
RealPage, Inc
1st Lien Term Loan, 8.36%, (SOFR + 3.00%), 02/18/28 (d)	244	236
Renaissance Holding Corp.
2024 Term Loan, 9.50%, (3 Month Term SOFR + 4.25%), 04/08/30 (d)	302	301
Sophia, L.P.
2024 Term Loan B, 8.85%, (SOFR + 3.50%), 10/07/29 (d)	69	69
Sovos Compliance, LLC
2021 Term Loan, 9.86%, (1 Month Term SOFR + 4.50%), 08/11/28 (d)	94	94
SS&C Technologies Inc.
2024 Term Loan B8, 7.25%, (SOFR + 2.00%), 05/09/31 (d)	239	239
TTM Technologies, Inc.
2024 Term Loan B, 7.45%, (SOFR + 2.25%), 05/23/30 (d)	103	103
UKG Inc.
2024 Term Loan B, 8.55%, (3 Month Term SOFR + 3.25%), 01/30/31 (d)	742	742
Vertiv Group Corporation
2024 Term Loan B2, 7.20%, (SOFR + 2.00%), 03/02/27 (d)	188	188
VS Buyer, LLC
2024 Term Loan B, 8.35%, (1 Month Term SOFR + 3.25%), 04/04/31 (d)	80	80
Zayo Group Holdings, Inc.
USD Term Loan, 8.36%, (1 Month Term SOFR + 3.00%), 02/18/27 (d)	420	383
2022 USD Incremental Term Loan B, 9.50%, (1 Month Term SOFR + 4.33%), 03/09/27 (d)	205	188
Zelis Payments Buyer, Inc.
Term Loan B, 8.00%, (1 Month Term SOFR + 2.75%), 09/28/29 (d)	159	159
		11,164
Consumer Discretionary 0.7%
1011778 B.C. Unlimited Liability Company
2024 Term Loan B6, 7.00%, (SOFR + 1.75%), 09/23/30 (d)	230	227
ABG Intermediate Holdings 2 LLC
2024 Term Loan B, 8.00%, (SOFR + 2.75%), 12/21/28 (d)	912	913
ACProducts, Inc.
2021 Term Loan B, 9.85%, (3 Month Term SOFR + 4.25%), 05/17/28 (d)	513	428
American Trailer World Corp.
Term Loan B, 9.10%, (SOFR + 3.75%), 02/17/28 (d)	177	159
Apro, LLC
2024 Term Loan B, 8.87%, (SOFR + 3.75%), 06/26/31 (d)	135	135
Aramark Services, Inc.
2019 Term Loan B4, 7.11%, (SOFR + 1.75%), 12/04/26 (d)	117	116
2024 Term Loan B7, 7.25%, (1 Month Term SOFR + 2.00%), 04/06/28 (d)	85	85
Asplundh Tree Expert, LLC
2024 Incremental Term Loan B, 7.00%, (SOFR + 1.75%), 05/09/31 (d)	100	100
At Home Group Inc.
Term Loan B, 9.57%, (1 Month Term SOFR + 4.25%), 12/31/24 (d)	122	53
Avis Budget Car Rental, LLC
2020 Term Loan B, 7.11%, (SOFR + 1.75%), 07/30/27 (d)	49	49
2023 Term Loan C, 8.35%, (SOFR + 3.00%), 03/16/29 (d)	42	42
Belron Finance US LLC
2023 1st Lien Term Loan, 7.63%, (3 Month Term SOFR + 2.25%), 04/18/29 (d)	40	40
BJ's Wholesale Club, Inc.
2023 Term Loan B, 6.96%, (SOFR + 2.00%), 02/03/29 (d)	79	79

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Bombardier Recreational Products, Inc.
2023 Term Loan B3, 8.00%, (1 Month Term SOFR + 2.75%), 12/13/29 (d)	128	127
2024 Term Loan B4, 8.00%, (1 Month Term SOFR + 2.75%), 01/22/31 (d)	48	48
Byju's Alpha, Inc.
Term Loan, 0.00%, 04/09/26 (d) (n) (q)	1	1
Term Loan, 13.33%, 04/09/26 (d) (n)	1	1
2024 Bridge Term Loan, 0.00%, (SOFR + 8.00%), 04/24/26 (d) (n) (q)	1	1
2024 Prepetition Reimbursement New Money Term Loan, 0.00%, (SOFR + 8.00%), 04/24/26 (d) (n) (q)	3	3
Term Loan B, 12.57%, (LIBOR + 5.50%), 11/05/26 (d)	158	34
Caesars Entertainment Inc.
Term Loan B, 8.00%, (3 Month Term SOFR + 2.75%), 01/25/30 (d)	774	773
2024 Term Loan B1, 8.00%, (3 Month Term SOFR + 2.75%), 01/24/31 (d)	70	70
Clarios Global LP
2024 USD Term Loan B, 7.75%, (SOFR + 2.50%), 05/06/30 (d)	214	214
EG Group Limited
2023 USD Tranche C Term Loan B, 11.07%, (SOFR + 5.50%), 02/07/28 (d)	497	496
Empire Today, LLC
2021 Term Loan B, 10.51%, (3 Month SOFR + 5.00%), 04/01/28 (d)	68	41
Flynn Restaurant Group LP
2021 Term Loan B, 9.61%, (SOFR + 4.25%), 11/22/28 (d)	78	79
Foundation Building Materials Holding Company LLC
2024 Term Loan B2, 9.25%, (1 Month Term SOFR + 4.00%), 01/25/31 (d)	1	1
2024 Term Loan B2, 9.25%, (1 Month Term SOFR + 4.00%), 01/25/31 (d)	254	247
Four Seasons Hotels Limited
2024 Term Loan B, 7.25%, (1 Month Term SOFR + 2.00%), 11/30/29 (d)	183	183
Fugue Finance B.V.
2023 USD Term Loan B, 9.06%, (3 Month Term SOFR + 4.00%), 01/31/28 (d)	99	99
Golden Entertainment, Inc.
2023 Term Loan B, 7.50%, (SOFR + 2.25%), 05/18/30 (d)	197	197
GVC Holdings (Gibraltar) Limited
2022 USD Term Loan B2, 8.01%, (3 Month Term SOFR + 3.50%), 10/18/29 (d)	177	177
Harbor Freight Tools USA, Inc.
2024 Term Loan B, 7.75%, (3 Month Term SOFR + 2.50%), 06/05/31 (d)	97	95
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 7.75%, (SOFR + 2.50%), 05/20/28 (d)	706	701
J&J Ventures Gaming, LLC
Term Loan, 9.36%, (1 Month Term SOFR + 4.00%), 04/07/28 (d)	92	91
2023 Incremental Term Loan B, 9.61%, (1 Month Term SOFR + 4.25%), 04/26/28 (d)	119	119
Les Schwab Tire Centers
2024 Term Loan B, 8.25%, (1 Month Term SOFR + 3.00%), 04/23/31 (d)	130	130
LIDS Holdings, Inc.
Term Loan, 10.61%, (3 Month Term SOFR + 5.50%), 12/03/26 (d) (n)	92	91
Marriott Ownership Resorts, Inc.
2024 Term Loan B, 7.50%, (SOFR + 2.25%), 03/17/31 (d)	167	167
Mattress Firm Inc
2021 Term Loan B, 0.00%, (6 Month USD LIBOR + 4.25%), 09/21/28 (d) (q)	30	30
2021 Term Loan B, 9.85%, (3 Month Term SOFR + 4.25%), 09/21/28 (d)	185	185
Michaels Companies, Inc.
2021 Term Loan B, 9.85%, (3 Month Term SOFR + 4.25%), 04/08/28 (d)	134	105
Motel 6
Term Loan B, 10.06%, (1 Month Term SOFR + 5.00%), 09/09/26 (d)	55	55
Needle Holdings LLC
2024 Exit Term Loan, 14.75%, (1 Month Term SOFR + 9.50%), 04/30/28 (d) (n)	55	44
P.F. Chang's China Bistro Inc.
2019 Term Loan B, 11.65%, (3 Month Term SOFR + 6.25%), 03/01/26 (d)	101	98
Pacific Bells, LLC
Term Loan B, 10.10%, (3 Month Term SOFR + 4.50%), 10/12/28 (d)	126	126
PCI Gaming Authority
Term Loan, 6.96%, (SOFR + 2.50%), 05/15/26 (d)	58	57
PENN Entertainment, Inc.
2022 Term Loan B, 8.10%, (1 Month Term SOFR + 2.75%), 04/13/29 (d)	64	64
Power Stop, LLC
2022 Term Loan, 9.91%, (3 Month Term SOFR + 4.75%), 01/26/29 (d)	265	254
Raising Cane's Restaurants, LLC
2024 Term Loan B, 7.01%, (SOFR + 2.00%), 09/10/31 (d)	25	25
RealTruck Group, Inc.
2021 Term Loan B, 8.86%, (1 Month Term SOFR + 3.50%), 01/20/28 (d)	46	45
Restoration Hardware, Inc.
Term Loan B, 7.86%, (SOFR + 2.50%), 10/15/28 (d)	77	74
RVR Dealership Holdings, LLC
Term Loan B, 9.10%, (SOFR + 3.75%), 02/08/28 (d)	128	113
Solis IV BV
USD Term Loan B1, 8.57%, (3 Month Term SOFR + 3.50%), 02/09/29 (d)	738	731
Sotheby's
2021 Term Loan B, 10.06%, (3 Month SOFR + 4.50%), 01/15/27 (d)	89	88
Specialty Building Products Holdings, LLC
2021 Term Loan B, 9.10%, (SOFR + 3.75%), 10/05/28 (d)	78	77
Station Casinos LLC
2024 Term Loan B, 7.50%, (1 Month Term SOFR + 2.25%), 03/07/31 (d)	259	257
Sweetwater Borrower, LLC
Term Loan B, 9.61%, (SOFR + 4.25%), 12/31/24 (d)	183	183
Tory Burch LLC
Term Loan B, 8.61%, (SOFR + 3.25%), 04/14/28 (d)	179	180
Touchdown Acquirer Inc
Delayed Draw Term Loan, 9.10%, (3 Month Term SOFR + 2.00%), 02/07/31 (d)	19	19
2024 Term Loan B, 8.56%, (SOFR + 3.25%), 02/21/31 (d)	131	131
Varsity Brands, Inc.
2024 Term Loan B, 8.82%, (SOFR + 3.75%), 07/30/31 (d)	215	213
Wand NewCo 3, Inc.
2024 1st Lien Term Loan B, 8.50%, (1 Month Term SOFR + 3.25%), 01/30/31 (d)	140	140
Weber-Stephen Products LLC
Term Loan B, 8.61%, (SOFR + 3.25%), 10/20/27 (d)	88	83
WH Borrower, LLC
Term Loan, 10.79%, (SOFR + 5.50%), 02/09/27 (d)	92	92
2023 Incremental Term Loan, 0.00%, (3 Month Term SOFR + 5.50%), 02/15/27 (d) (q)	60	60
2023 Incremental Term Loan, 10.79%, (3 Month Term SOFR + 5.50%), 02/15/27 (d)	266	266
Whatabrands LLC
2024 Term Loan B, 8.00%, (1 Month Term SOFR + 2.75%), 08/03/28 (d)	263	262

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Wyndham Hotels & Resorts, Inc.
2024 Term Loan, 7.00%, (1 Month Term SOFR + 1.75%), 05/28/30 (d)	34	34
		10,703
Financials 0.5%
Acrisure, LLC
2024 Term Loan B6, 8.21%, (SOFR + 3.25%), 11/06/30 (d)	1,047	1,036
AmWINS Group, Inc.
2021 Term Loan B, 7.61%, (SOFR + 2.25%), 02/16/28 (d)	194	194
Aretec Group, Inc.
2024 Term Loan B, 9.25%, (SOFR + 4.00%), 08/09/30 (d)	222	218
AssuredPartners, Inc.
2024 Incremental Term Loan B5, 0.00%, (SOFR + 3.50%), 02/15/27 (d) (q)	45	45
2024 Incremental Term Loan B5, 8.75%, (1 Month Term SOFR + 3.50%), 02/15/27 (d)	303	303
Asurion LLC
2020 Term Loan B8, 9.21%, (SOFR + 3.25%), 12/23/26 (d)	1,224	1,222
2021 Term Loan B9, 8.61%, (SOFR + 3.25%), 02/05/28 (d)	119	118
2022 Term Loan B10, 9.35%, (SOFR + 4.00%), 08/16/28 (d)	180	177
2023 Term Loan B11, 9.60%, (SOFR + 4.25%), 08/19/28 (d)	82	81
2021 Second Lien Term Loan B4, 10.61%, (SOFR + 5.25%), 01/15/29 (d)	125	115
2024 Term Loan B12, 9.21%, (SOFR + 4.25%), 09/12/30 (d)	125	123
Broadstreet Partners, Inc.
2024 Term Loan B4, 8.50%, (SOFR + 3.25%), 05/10/31 (d)	18	18
2024 Term Loan B4, 8.50%, (3 Month Term SOFR + 3.25%), 05/10/31 (d)	173	172
Chamberlain Group Inc
Term Loan B, 8.60%, (1 Month Term SOFR + 3.50%), 10/22/28 (d)	20	20
2024 Incremental Term Loan B, 8.75%, (1 Month Term SOFR + 3.50%), 11/03/28 (d)	60	60
Charlotte Buyer, Inc.
2024 Term Loan B, 9.91%, (SOFR + 4.75%), 02/11/28 (d)	94	94
Citadel Securities LP
2024 Term Loan B, 7.50%, (1 Month Term SOFR + 2.25%), 07/29/30 (d)	340	339
Cotiviti Corporation
2024 Fixed Term Loan B, 7.63%, (Fixed + 7.63%), 02/21/31 (d)	55	55
2024 Term Loan, 8.45%, (SOFR + 3.25%), 02/21/31 (d)	303	303
Hertz Corporation, (The)
2023 Incremental Term Loan B, 8.71%, (1 Month Term SOFR + 3.75%), 06/30/28 (d)	65	58
HUB International Limited
2024 1st Lien Term Loan B, 8.26%, (3 Month Term SOFR + 3.00%), 06/19/30 (d)	799	798
Jane Street Group, LLC
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 2.50%), 01/26/28 (d) (q)	50	50
2024 Term Loan B, 7.86%, (SOFR + 2.50%), 01/26/28 (d)	89	89
Jones DesLauriers Insurance Management Inc.
2024 1st Lien Term Loan B, 8.35%, (SOFR + 3.25%), 03/15/30 (d)	130	129
Kronos Acquisition Holdings Inc.
2024 Term Loan, 9.31%, (3 Month Term SOFR + 4.00%), 06/27/31 (d)	183	171
NEXUS Buyer LLC
2021 Second Lien Term Loan, 11.60%, (SOFR + 6.25%), 10/29/29 (d)	55	55
2024 Term Loan B, 9.25%, (SOFR + 4.00%), 07/18/31 (d)	312	309
Novae LLC
1st Lien Term Loan, 9.82%, (3 Month Term SOFR + 5.00%), 01/19/29 (d) (p)	78	76
Ryan Specialty Group, LLC
Term Loan, 8.00%, (1 Month Term SOFR + 2.75%), 07/23/27 (d)	153	153
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 8.25%, (1 Month Term SOFR + 3.75%), 02/16/28 (d)	139	139
Superannuation and Investments US LLC
USD Term Loan, 0.00%, (SOFR + 3.75%), 09/23/28 (d) (q)	45	45
USD Term Loan, 9.11%, (SOFR + 3.75%), 09/23/28 (d)	34	34
Trans Union, LLC
2019 Term Loan B5, 7.10%, (SOFR + 1.75%), 11/13/26 (d)	49	49
2024 Term Loan B7, 7.25%, (1 Month Term SOFR + 2.00%), 12/01/28 (d)	169	168
Truist Insurance Holdings LLC
1st Lien Term Loan, 8.58%, (3 Month Term SOFR + 3.25%), 03/21/31 (d)	300	299
2nd Lien Term Loan, 10.08%, (3 Month Term SOFR + 4.75%), 03/08/32 (d)	255	259
United Rentals, Inc.
2024 Term Loan B, 7.00%, (1 Month Term SOFR + 1.75%), 02/07/31 (d)	85	85
USI, Inc.
2024 Term Loan (2030), 8.08%, (3 Month Term SOFR + 2.75%), 09/27/30 (d)	30	30
Walker & Dunlop, Inc.
2021 Term Loan, 7.60%, (SOFR + 2.25%), 10/14/28 (d)	92	92
		7,781
Materials 0.4%
American Rock Salt Company LLC
2021 Term Loan, 9.32%, (3 Month Term SOFR + 4.00%), 06/04/28 (d)	35	28
Amern Rock Salt Co LLC
Term Loan, 0.00%, (SOFR + 7.00%), 06/09/28 (d) (n) (q)	21	21
Arcosa, Inc.
Term Loan, 0.00%, (SOFR + 2.25%), 08/12/31 (d) (q)	175	175
Aruba Investments Holdings, LLC
2020 USD Term Loan, 9.35%, (1 Month Term SOFR + 4.00%), 10/28/27 (d)	169	168
2020 2nd Lien Term Loan, 13.10%, (SOFR + 7.75%), 10/28/28 (d)	140	132
Avient Corporation
2024 Term Loan B8, 7.32%, (SOFR + 2.00%), 08/29/29 (d)	30	30
Axalta Coating Systems U.S. Holdings, Inc.
2024 Term Loan B6, 7.33%, (3 Month Term SOFR + 2.00%), 12/20/29 (d)	47	47
Bakelite US Holdco, Inc.
2024 Term Loan, 8.83%, (3 Month Term SOFR + 3.50%), 05/29/29 (d)	113	113
Berlin Packaging LLC
2024 Term Loan B, 8.81%, (3 Month Term SOFR + 3.75%), 05/09/31 (d)	246	246
2024 Term Loan B, 8.95%, (SOFR + 3.75%), 05/09/31 (d)	41	41
2024 Term Loan B, 9.08%, (3 Month Term SOFR + 3.75%), 05/09/31 (d)	32	32
Berry Global, Inc.
2023 Term Loan AA, 7.32%, (SOFR + 1.75%), 07/01/29 (d)	145	145
Charter NEX US, Inc.
2024 Term Loan B, 8.50%, (1 Month Term SOFR + 3.50%), 12/01/27 (d)	185	185
Chemours Company (The)
2023 USD Term Loan B, 8.75%, (1 Month Term SOFR + 3.50%), 08/10/28 (d)	301	301
2021 Term Loan B, 10.92%, (SOFR + 5.75%), 11/15/28 (d)	81	76
Consolidated Energy Finance, S.A.
2024 Term Loan B, 9.56%, (1 Month Term SOFR + 4.50%), 11/07/30 (d)	195	182

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Derby Buyer LLC
2024 Term Loan B, 8.70%, (SOFR + 3.50%), 11/01/30 (d)	129	129
Discovery Purchaser Corporation
Term Loan, 0.00%, (3 Month Term SOFR + 4.38%), 08/04/29 (d) (q)	60	60
Term Loan, 9.69%, (3 Month Term SOFR + 4.38%), 08/04/29 (d)	382	380
Gemini HDPE LLC
2020 Term Loan B, 8.51%, (3 Month Term SOFR + 3.00%), 12/11/27 (d)	75	75
Graham Packaging Company Inc.
2024 Term Loan B, 7.78%, (SOFR + 2.50%), 08/04/27 (d)	170	169
Hexion Holdings Corporation
2022 USD Term Loan, 0.00%, (SOFR + 4.50%), 03/02/29 (d) (q)	10	10
2022 USD Term Loan, 9.77%, (3 Month SOFR + 4.50%), 03/02/29 (d)	517	513
2022 USD 2nd Lien Term Loan, 12.78%, (SOFR + 7.44%), 02/09/30 (d)	70	63
Ineos Quattro Holdings UK Ltd
2023 USD 1st Lien Term Loan B, 9.60%, (SOFR + 4.25%), 03/09/29 (d)	193	193
2023 USD Term Loan, 9.10%, (SOFR + 3.75%), 03/01/30 (d)	64	64
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 9.72%, (3 Month SOFR + 4.72%), 02/04/26 (d)	146	136
Kodiak Building Partners Inc.
2024 Term Loan B2, 9.08%, (3 Month Term SOFR + 3.75%), 03/12/28 (d)	40	40
Koppers Inc.
2024 Term Loan B, 8.10%, (1 Month Term SOFR + 3.00%), 04/10/30 (d) (n)	158	159
Lonza Group AG
USD Term Loan B, 9.36%, (3 Month Term SOFR + 3.92%), 04/29/28 (d)	145	135
Luxembourg Investment Company 428 S.a r.l.
Term Loan B, 12.35%, (SOFR + 7.00%), 10/22/28 (d)	58	1
M2S Group Holdings Inc
Term Loan B, 9.85%, (SOFR + 4.75%), 08/21/31 (d)	235	224
MI Windows and Doors, LLC
2024 Term Loan B2, 8.75%, (1 Month Term SOFR + 3.50%), 03/21/31 (d)	50	50
New Arclin U.S. Holding Corp.
2021 Term Loan, 8.85%, (SOFR + 3.50%), 09/22/28 (d)	278	278
Nouryon Finance B.V.
2024 USD Term Loan B, 8.63%, (SOFR + 3.50%), 04/03/28 (d)	271	271
Olympus Water US Holding Corporation
2024 USD Term Loan B, 8.85%, (3 Month Term SOFR + 3.50%), 06/06/31 (d)	466	466
Packaging Coordinators Midco, Inc.
2024 Term Loan B, 8.58%, (3 Month Term SOFR + 3.25%), 11/30/27 (d)	182	182
Pregis TopCo Corporation
1st Lien Term Loan, 9.25%, (1 Month Term SOFR + 3.75%), 07/25/26 (d)	71	71
2021 Incremental Term Loan, 9.36%, (1 Month Term SOFR + 3.75%), 07/31/26 (d)	73	73
RelaDyne Inc.
2023 Incremental Term Loan, 9.75%, (1 Month Term SOFR + 4.50%), 12/23/28 (d)	183	183
Reynolds Consumer Products LLC
Term Loan, 7.10%, (SOFR + 1.75%), 01/30/27 (d)	123	123
Reynolds Group Holdings Inc.
2024 Term Loan B3, 7.84%, (SOFR + 2.50%), 09/25/28 (d)	97	97
RLG Holdings, LLC
2021 Term Loan, 9.61%, (1 Month Term SOFR + 4.25%), 07/02/28 (d)	68	66
SCIH Salt Holdings Inc.
2021 Incremental Term Loan B, 8.76%, (SOFR + 3.50%), 03/16/27 (d)	60	60
Spa Holdings 3 Oy
USD Term Loan B, 9.35%, (3 Month SOFR + 4.00%), 03/18/28 (d)	91	91
Staples, Inc.
2024 Term Loan B, 10.69%, (SOFR + 5.75%), 08/22/29 (d)	360	327
SupplyOne, Inc
2024 Term Loan B, 9.50%, (1 Month Term SOFR + 4.25%), 03/27/31 (d)	30	30
TricorBraun Holdings, Inc.
2021 Term Loan, 8.61%, (SOFR + 3.25%), 01/29/28 (d)	214	209
USALCO
Term Loan, 0.00%, (SOFR + 4.00%), 09/17/31 (d) (q)	80	80
W.R. Grace & Co.-Conn.
2021 Term Loan B, 8.50%, (3 Month SOFR + 3.25%), 08/11/28 (d)	126	127
Windsor Holdings III, LLC
2024 USD 1st Lien Term Loan B, 8.46%, (SOFR + 3.50%), 08/01/30 (d)	10	10
2024 USD Term Loan B, 8.46%, (1 Month Term SOFR + 4.00%), 08/01/30 (d)	174	174
Zekelman Industries, Inc.
2024 Term Loan B, 7.17%, (SOFR + 2.25%), 01/24/31 (d)	85	85
		7,326
Health Care 0.3%
Accelerated Health Systems, LLC
2022 Term Loan B, 9.73%, (3 Month Term SOFR + 4.25%), 02/01/29 (d)	99	75
AEA International Holdings (Lux) S.a.r.l.
2024 USD Term Loan B, 8.03%, (3 Month Term SOFR + 2.75%), 09/07/28 (d)	54	54
Avantor Funding, Inc.
2024 Term Loan, 7.35%, (SOFR + 2.00%), 11/08/27 (d)	98	98
Bulldog Purchaser Inc.
2024 2nd Lien Term Loan, 12.07%, (SOFR + 6.75%), 06/13/32 (d)	15	15
Cano Health LLC
2024 Exit Term Loan, 13.34%, (3 Month Term SOFR + 8.00%), 06/28/29 (d) (n)	86	86
CNT Holdings I Corp
2020 Term Loan, 8.75%, (3 Month Term SOFR + 3.50%), 10/16/27 (d)	165	165
DaVita, Inc.
2024 Extended Term Loan B1, 7.25%, (1 Month Term SOFR + 2.00%), 04/25/31 (d)	141	141
Embecta Corp
Term Loan B, 8.25%, (1 Month Term SOFR + 3.00%), 01/27/29 (d)	156	152
Endo Luxembourg Finance Company I S.a r.l.
2024 Term Loan B, 9.78%, (3 Month Term SOFR + 4.50%), 04/02/31 (d)	125	125
Fitness International, LLC
2024 Term Loan B, 10.51%, (1 Month Term SOFR + 5.25%), 01/30/29 (d)	70	69
Geo Group, Inc. (The)
2024 Term Loan B, 10.50%, (SOFR + 5.25%), 04/04/29 (d)	83	84
Help At Home, Inc.
2024 Term Loan B, 0.00%, (SOFR + 5.00%), 09/24/31 (d) (q)	245	241
ICU Medical, Inc.
Term Loan B, 7.98%, (3 Month Term SOFR + 2.50%), 12/16/28 (d)	98	97
Insulet Corporation
2024 1st Lien Term Loan B, 7.75%, (SOFR + 2.50%), 07/31/31 (d)	320	321
Jazz Financing Lux S.a.r.l.
2024 Term Loan B, 7.50%, (SOFR + 2.25%), 05/05/28 (d)	481	480

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
MED ParentCo LP
2024 Term Loan B, 9.25%, (1 Month Term SOFR + 4.00%), 04/05/31 (d)	96	96
Medline Borrower, LP
2024 Term Loan B, 8.00%, (1 Month Term SOFR + 2.75%), 10/23/28 (d)	546	546
Organon & Co
2024 USD Term Loan B, 7.46%, (SOFR + 2.50%), 05/14/31 (d)	159	159
Perrigo Investments, LLC
Term Loan B, 7.20%, (1 Month Term SOFR + 2.25%), 04/05/29 (d) (p)	81	80
Phoenix Guarantor Inc
2024 Term Loan, 8.50%, (1 Month Term SOFR + 3.25%), 02/13/31 (d)	104	104
Sotera Health Holdings, LLC
2024 Term Loan B, 8.50%, (1 Month Term SOFR + 3.25%), 05/30/31 (d)	90	90
Surgery Center Holdings, Inc.
2024 Term Loan B, 7.67%, (SOFR + 2.75%), 12/05/30 (d)	136	136
TTF Holdings, LLC
2024 Term Loan, 9.00%, (SOFR + 3.75%), 06/20/31 (d)	90	90
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 9.57%, (SOFR + 4.25%), 09/22/28 (d)	44	43
United FP Holdings, LLC
2019 1st Lien Term Loan, 9.51%, (3 Month Term SOFR + 4.00%), 12/30/26 (d)	571	520
2020 Incremental Term Loan, 14.01%, (3 Month Term SOFR + 8.50%), 12/30/26 (d) (n)	29	27
Upstream Rehabilition, Inc.
2021 Term Loan, 9.76%, (3 Month SOFR + 4.25%), 11/20/26 (d)	66	57
US Radiology Specialists, Inc.
2024 Term Loan B, 1.00%, (SOFR + 4.75%), 05/10/28 (d)	63	63
		4,214
Consumer Staples 0.2%
Anastasia Parent, LLC
2018 Term Loan B, 9.35%, (3 Month Term SOFR + 3.75%), 08/03/25 (d)	176	126
Aspire Bakeries Holdings LLC
Term Loan, 9.53%, (1 Month Term SOFR + 4.25%), 12/16/30 (d)	45	45
BIFM US Finance LLC
2024 Term Loan, 9.50%, (1 Month Term SOFR + 4.25%), 05/31/28 (d)	90	90
BW Gas & Convenience Holdings, LLC
2021 Term Loan B, 8.86%, (SOFR + 3.50%), 03/17/28 (d)	122	122
Cardenas Markets, Inc.
2022 Term Loan, 12.18%, (SOFR + 6.75%), 07/20/29 (d)	196	193
Chobani, LLC
2020 Term Loan B, 8.61%, (SOFR + 3.25%), 10/20/27 (d)	176	176
Del Monte Foods, Inc.
2024 First Out Term Loan, 0.00%, (SOFR + 8.00%), 08/02/28 (d) (q)	2	2
2024 First Out Term Loan, 13.31%, (SOFR + 8.00%), 08/31/28 (d)	60	57
2024 First Out Delayed Draw Term Loan, 15.50%, (Prime + 7.00%), 08/31/28 (d)	86	80
2024 Second Out Term Loan, 9.42%, (SOFR + 4.25%), 02/15/29 (d)	278	149
Eagle Parent Corp.
2022 Term Loan B, 9.58%, (3 Month Term SOFR + 4.25%), 03/17/29 (d)	180	171
Froneri International Ltd.
2020 USD Term Loan, 7.60%, (1 Month Term SOFR + 2.25%), 01/29/27 (d)	153	153
JP Intermediate B, LLC
2023 Term Loan, 11.01%, (3 Month Term SOFR + 5.76%), 11/20/27 (d)	130	9
Naked Juice LLC
Term Loan, 7.95%, (SOFR + 3.25%), 01/20/29 (d) (p)	166	135
2nd Lien Term Loan, 11.43%, (SOFR + 6.00%), 01/25/30 (d)	50	30
Northeast Grocery, Inc.
Term Loan B, 12.60%, (3 Month Term SOFR + 7.50%), 12/05/28 (d)	69	69
Olaplex, Inc
2022 Term Loan, 0.00%, (SOFR + 3.50%), 02/17/29 (d) (q)	10	9
Primary Products Finance LLC
2024 Term Loan B, 8.97%, (3 Month Term SOFR + 3.50%), 04/02/29 (d)	174	174
Solina Bidco
2024 Term Loan B, 8.70%, (3 Month Term SOFR + 3.75%), 02/28/29 (d)	50	50
Triton Water Holdings, Inc
Term Loan, 8.85%, (3 Month Term SOFR + 3.25%), 03/16/28 (d)	468	467
Upfield B.V.
2024 USD Term Loan B10, 9.77%, (6 Month Term SOFR + 4.25%), 01/03/28 (d)	159	158
WOOF Holdings, Inc
1st Lien Term Loan, 9.35%, (3 Month SOFR + 3.75%), 12/16/27 (d)	193	129
		2,594
Energy 0.1%
BCP Renaissance Parent LLC
2024 Term Loan B, 8.60%, (SOFR + 3.25%), 10/31/28 (d)	125	125
Delek US Holdings, Inc.
2022 Term Loan B, 8.85%, (1 Month Term SOFR + 3.50%), 11/10/29 (d)	261	260
Epic Y-Grade Services, LP
2024 Term Loan B, 11.07%, (3 Month Term SOFR + 5.75%), 06/29/29 (d)	160	159
GIP II Blue Holding, L.P
Term Loan B, 9.00%, (1 Month Term SOFR + 4.50%), 09/22/28 (d)	381	382
NGP XI Midstream Holdings LLC
Term Loan B, 9.28%, (SOFR + 4.00%), 07/17/31 (d)	60	60
Par Petroleum, LLC
2024 Term Loan B, 9.06%, (SOFR + 3.75%), 02/28/30 (d)	89	89
Prairie ECI Acquiror LP
2024 Term Loan, 10.00%, (1 Month Term SOFR + 4.75%), 02/22/29 (d)	55	55
Rockpoint Gas Storage Partners LP
Term Loan, 0.00%, (SOFR + 3.50%), 09/12/31 (d) (q)	150	149
Traverse Midstream Partners LLC
2017 Term Loan, 8.75%, (SOFR + 3.50%), 02/16/28 (d)	59	59
		1,338
Utilities 0.1%
Alpha Generation LLC
Term Loan, 0.00%, (SOFR + 2.75%), 09/19/31 (d) (q)	130	130
Eastern Power, LLC
Term Loan B, 10.50%, (SOFR + 3.75%), 10/02/25 (d)	39	39
Generation Bridge Northeast, LLC
Term Loan B, 8.75%, (1 Month Term SOFR + 3.50%), 08/03/29 (d)	88	88
Hamilton Projects Acquiror, LLC
2024 Term Loan B, 9.00%, (1 Month Term SOFR + 3.75%), 05/22/31 (d)	50	50
Lightning Power LLC
Term Loan B, 8.35%, (SOFR + 3.25%), 08/08/31 (d)	190	190
New Fortress Energy Inc
Term Loan, 10.25%, (SOFR + 5.00%), 10/26/30 (d)	313	282

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Vistra Operations Company LLC
1st Lien Term Loan B3, 7.25%, (1 Month Term SOFR + 2.00%), 12/11/25 (d)	239	239
Waterbridge Midstream Operating LLC
2024 1st Lien Term Loan B, 10.08%, (3 Month Term SOFR + 4.75%), 06/22/29 (d)	90	87
		1,105
Real Estate 0.0%
Brand Industrial Services Inc
2024 Term Loan B, 9.75%, (3 Month Term SOFR + 4.50%), 08/01/30 (d)	423	411
Cushman & Wakefield LLC
2023 Term Loan, 8.25%, (SOFR + 3.25%), 01/31/30 (d)	115	115
Cushman & Wakefield U.S. Borrower, LLC
2020 Term Loan B, 8.11%, (SOFR + 2.75%), 08/15/25 (d)	4	4
2024 Term Loan, 9.00%, (1 Month Term SOFR + 3.75%), 01/30/30 (d)	70	70
Greystar Real Estate Partners, LLC
2024 1st Lien Term Loan B, 7.67%, (SOFR + 2.75%), 08/21/30 (d)	79	79
Vestis Corporation
Term Loan, 7.37%, (3 Month Term SOFR + 2.25%), 02/18/31 (d)	79	78
		757
Total Senior Floating Rate Instruments (cost $80,974)		79,119
COMMON STOCKS 0.1%
Energy 0.1%
California Resources Corporation	2	83
Chesapeake Energy Corporation	5	387
Limetree Bay Cayman Limited (g) (n)	—	2
Mesquite Energy, Inc. (g) (n)	4	326
		798
Materials 0.0%
ACNR Holdings Inc. (g) (n)	3	251
Health Care 0.0%
Cano Health, Inc. (g) (k)	15	180
Consumer Discretionary 0.0%
Joann Inc. (g) (n)	36	82
Old Claimco, LLC (g) (n)	5	66
Party City Holdings Inc. (g) (n)	—	—
		148
Financials 0.0%
AFLAC Incorporated (g)	2	30
New Cineworld Ltd. (g) (n)	5	89
		119
Information Technology 0.0%
Travelport Worldwide Limited (g) (n)	—	36
Total Common Stocks (cost $535)		1,532
WARRANTS 0.0%
California Resources Corporation (g)	—	7
Cano Health, Inc. (g) (k)	1	3
Carnelian Point Holdings, L.P. (g) (n)	—	—
Total Warrants (cost $3)		10
SHORT TERM INVESTMENTS 5.3%
Investment Companies 4.5%
JNL Government Money Market Fund - Class I, 4.82% (r) (s)	71,505	71,505
Securities Lending Collateral 0.8%
JNL Government Money Market Fund - Class SL, 4.92% (r) (s)	12,424	12,424
Total Short Term Investments (cost $83,929)		83,929
Total Investments 109.3% (cost $1,790,352)		1,732,396
Total Forward Sales Commitments (0.3)% (proceeds $4,491)		(4,446)
Total Purchased Options 0.1% (cost $1,571)		1,339
Other Derivative Instruments 0.0%		132
Other Assets and Liabilities, Net (9.1)%		(144,731)
Total Net Assets 100.0%		1,584,690

(a) All or a portion of the security is pledged or segregated as collateral.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2024, the total payable for investments purchased on a delayed delivery basis was $134,001.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2024, the value and the percentage of net assets of these securities was $146,775 and 9.3% of the Fund.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(g) Non-income producing security.

(h) As of September 30, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(j) All or a portion of the security was on loan as of September 30, 2024.

(k) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(l) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(m) Convertible security.

(n) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(o) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(p) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(q) This senior floating rate interest will settle after September 30, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.3%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.3%)
Mortgage-Backed Securities (0.3%)
Federal National Mortgage Association, Inc.
TBA, 2.50%, 10/15/54 (a)	(1,800)	(1,554)
TBA, 3.00%, 10/15/54 (a)	(2,700)	(2,425)
TBA, 4.50%, 11/15/54 (a)	(475)	(467)
Total Government And Agency Obligations (proceeds $4,491)		(4,446)
Total Forward Sales Commitments (0.3%) (proceeds $4,491)		(4,446)

(a) All or a portion of the security was sold on a delayed delivery basis. As of September 30, 2024, the total proceeds for investments sold on a delayed delivery basis was $4,491.

JNL/Fidelity Institutional Asset Management Total Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	29,303	300,525	258,323	1,620	—	—	71,505	4.5
JNL Government Money Market Fund, 4.92% - Class SL	4,257	72,715	64,548	245	—	—	12,424	0.8
	33,560	373,240	322,871	1,865	—	—	83,929	5.3

JNL/Fidelity Institutional Asset Management Total Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Celtic Resources Holdings Designated Activity Company, 10/09/24	10/02/19	102	—	—
Cosan Overseas Limited, 8.25% (callable at 100, 2/5/2025)	06/27/19	190	194	—
Cruise Yacht Upper Holdco Ltd, 11.88%, 07/05/28	06/25/24	200	206	—
DP World Salaam, 6.00% (callable at 100, 10/01/25)	02/15/23	200	200	—
Dubai, Government of, 5.25%, 01/30/43	10/27/22	171	200	—
Energean Israel Finance Ltd, 4.88%, 03/30/26	03/09/21	207	201	—
Leviathan Bond Ltd, 6.13%, 06/30/25	09/22/20	96	93	—
Minstry of Finance, Lebenon Republic of, 0.00%, 01/01/00	07/01/19	74	8	—
Minstry of Finance, Lebenon Republic of, 0.00%, 01/01/00	06/24/19	217	17	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	10/23/17	402	133	—
Petroleos de Venezuela, S.A., 0.00%, 01/01/00	05/15/17	3,158	742	0.1
Presidencia de la Republica de El Salvador, 7.65%, 06/15/35	07/30/19	21	17	—
TCS Finance Designated Activity Company (callable at 100, 12/20/26)	09/13/21	200	—	—
Tenet Healthcare Corporation, 4.63%, 06/15/28	06/02/20	45	44	—
TV Azteca S.A.B. de C.V., 0.00%, 08/09/26	07/01/19	300	113	—
		5,583	2,168	0.1

JNL/Fidelity Institutional Asset Management Total Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	4	December 2024	458	(2)	(1)
United States 5 Year Note	869	January 2025	95,477	(319)	11
United States Long Bond	12	December 2024	1,502	(8)	(12)
				(329)	(2)
Short Contracts
United States 2 Year Note	(14)	January 2025	(2,923)	7	8

JNL/Fidelity Institutional Asset Management Total Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Receiving	3.75	(A)	12/18/26	16,810	30	53
U.S. SOFR (A)	Receiving	3.75	(A)	12/18/27	18,122	34	82
U.S. SOFR (A)	Receiving	3.75	(A)	12/18/28	1,569	3	9
U.S. SOFR (A)	Receiving	3.75	(A)	12/18/29	284	—	2
U.S. SOFR (A)	Receiving	3.75	(A)	12/18/31	9,549	23	91
U.S. SOFR (A)	Receiving	3.75	(A)	12/18/44	3,199	9	70
						99	307

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Interest Rate Swaptions
U.S. SOFR, 04/02/30	BOA	Call	3.69	03/27/29	3,500,000	3,500	93
U.S. SOFR, 04/25/34	BOA	Call	4.05	04/23/29	600,000	600	13
U.S. SOFR, 09/16/35	BOA	Call	3.14	09/12/25	3,700,000	3,700	139
U.S. SOFR, 02/26/35	CIT	Call	3.78	02/24/25	2,600,000	2,600	19
U.S. SOFR, 03/21/34	CIT	Call	3.76	03/19/29	1,700,000	1,700	44
U.S. SOFR, 08/20/35	GSC	Call	3.39	08/18/25	800,000	800	21
U.S. SOFR, 05/19/35	GSC	Call	3.87	05/15/25	2,000,000	2,000	19
U.S. SOFR, 08/21/34	GSC	Call	3.46	08/31/34	1,200,000	1,200	38
U.S. SOFR, 08/03/34	GSC	Call	3.53	08/01/29	2,900,000	2,900	88
U.S. SOFR, 02/28/35	MLP	Call	3.74	02/25/25	1,300,000	1,300	10
U.S. SOFR, 09/22/35	MSC	Call	3.17	09/18/25	1,000,000	1,000	36
U.S. SOFR, 04/02/30	BOA	Put	3.69	03/27/29	3,500,000	3,500	136
U.S. SOFR, 04/25/34	BOA	Put	4.05	04/23/29	600,000	600	29
U.S. SOFR, 09/16/35	BOA	Put	3.14	09/12/25	3,700,000	3,700	91
U.S. SOFR, 02/26/35	CIT	Put	3.78	02/24/25	2,600,000	2,600	125
U.S. SOFR, 03/21/34	CIT	Put	3.76	03/19/29	1,700,000	1,700	69
U.S. SOFR, 05/19/30	GSC	Put	3.87	05/15/25	2,000,000	2,000	115
U.S. SOFR, 08/20/35	GSC	Put	3.39	08/18/25	800,000	800	27
U.S. SOFR, 08/21/34	GSC	Put	3.46	08/31/34	1,200,000	1,200	40
U.S. SOFR, 08/03/34	GSC	Put	3.53	08/01/29	2,900,000	2,900	102
U.S. SOFR, 02/28/35	MLP	Put	3.74	02/25/25	1,300,000	1,300	59
U.S. SOFR, 09/22/35	MSC	Put	3.17	09/18/25	1,000,000	1,000	26
							1,339

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	150	24	34	(10)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	80	13	22	(9)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	140	22	35	(13)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	110	17	25	(8)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	70	10	17	(7)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	400	62	121	(59)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	210	33	61	(28)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	100	16	25	(9)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	200	32	50	(18)
CMBX.NA.BBB-.16 (M)	JPM	N/A	3.00	04/17/65	190	29	55	(26)
CMBX.NA.BBB-.16 (M)	JPM	N/A	3.00	04/17/65	50	7	15	(8)
CMBX.NA.BBB-.16 (M)	MSC	N/A	3.00	04/17/65	100	16	25	(9)
CMBX.NA.BBB-.16 (M)	MSC	N/A	3.00	04/17/65	50	8	12	(4)
CMBX.NA.BBB-.17 (M)	GSC	N/A	3.00	12/15/56	100	12	13	(1)
CMBX.NA.AAA.13 (M)	JPM	N/A	0.50	12/16/72	970	5	6	(1)
CMBX.NA.AAA.15 (M)	JPM	N/A	0.50	11/18/64	300	3	3	—
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	60	10	17	(7)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	30	5	8	(3)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	60	10	16	(6)
CMBX.NA.BBB-.16 (M)	MSC	N/A	3.00	04/17/65	50	7	8	(1)
CMBX.NA.BBB-.16 (M)	MSC	N/A	3.00	04/17/65	100	16	17	(1)
CMBX.NA.BBB-.16 (M)	MSC	N/A	3.00	04/17/65	80	13	21	(8)
CMBX.NA.BBB-.16 (M)	MSC	N/A	3.00	04/17/65	130	20	30	(10)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	270	42	83	(41)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	50	8	15	(7)
CMBX.NA.BBB-.17 (M)	CIT	N/A	3.00	12/15/56	100	11	16	(5)
CMBX.NA.BBB-.17 (M)	GSC	N/A	3.00	12/15/56	100	11	14	(3)
CMBX.NA.BBB-.17 (M)	MSC	N/A	3.00	12/15/56	100	11	14	(3)
					4,350	473	778	(305)
Credit default swap agreements - sell protection
CMBX.NA.AAA.17 (M)	CIT	0.00	0.50	12/15/56	(500)	(10)	(11)	1
CMBX.NA.AAA.17 (M)	CIT	0.00	0.50	12/15/56	(400)	(8)	(8)	—
CMBX.NA.AAA.17 (M)	GSC	0.00	0.50	12/15/56	(300)	(6)	(7)	1
CMBX.NA.AAA.13 (M)	MSC	0.00	0.50	12/16/72	(970)	(6)	(23)	17
CMBX.NA.AAA.16 (M)	CIT	0.00	0.50	04/17/65	(1,500)	(24)	(30)	6
CMBX.NA.AAA.17 (M)	CIT	0.00	0.50	12/15/56	(700)	(14)	(17)	3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
CMBX.NA.AAA.16 (M)	CIT	0.00	0.50	04/17/65	(300)	(5)	(5)	—
CMBX.NA.AAA.17 (M)	CIT	0.00	0.50	12/15/56	(1,900)	(39)	(47)	8
CMBX.NA.AAA.17 (M)	CIT	0.00	0.50	12/15/56	(300)	(6)	(6)	—
					(6,870)	(118)	(154)	36

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Fidelity Institutional Asset Management Total Bond Fund
Assets - Securities
Government And Agency Obligations	—	949,800	—	949,800
Corporate Bonds And Notes	—	417,388	—	417,388
Non-U.S. Government Agency Asset-Backed Securities	—	200,401	217	200,618
Senior Floating Rate Instruments	—	78,413	706	79,119
Common Stocks	470	210	852	1,532
Warrants	7	3	—	10
Short Term Investments	83,929	—	—	83,929
	84,406	1,646,215	1,775	1,732,396
Liabilities - Securities
Government And Agency Obligations	—	(4,446)	—	(4,446)
	—	(4,446)	—	(4,446)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	19	—	—	19
Centrally Cleared Interest Rate Swap Agreements	—	307	—	307
OTC Purchased Options	—	1,339	—	1,339
OTC Credit Default Swap Agreements	—	36	—	36
	19	1,682	—	1,701
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(13)	—	—	(13)
OTC Credit Default Swap Agreements	—	(305)	—	(305)
	(13)	(305)	—	(318)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/First Sentier Global Infrastructure Fund
COMMON STOCKS 98.8%
United States of America 56.8%
Alliant Energy Corporation	143	8,652
American Electric Power Company, Inc.	275	28,240
American Tower Corporation	118	27,452
Cheniere Energy, Inc.	139	25,000
Crown Castle Inc.	10	1,129
Dominion Energy, Inc.	323	18,682
DT Midstream, Inc.	108	8,502
Duke Energy Corporation	199	22,925
Evergy, Inc.	176	10,915
Eversource Energy	347	23,603
Exelon Corporation	328	13,298
NextEra Energy, Inc.	411	34,723
Norfolk Southern Corporation	60	14,866
SBA Communications Corporation - Class A	52	12,634
Targa Resources Corp.	66	9,811
The AES Corporation	462	9,263
UGI Corporation	346	8,649
Union Pacific Corporation	105	25,857
XCEL Energy Inc.	276	18,021
		322,222
Australia 7.6%
Atlas Arteria Limited	4,344	14,723
Transurban Holdings Limited	3,129	28,475
		43,198
United Kingdom 7.6%
National Grid PLC	2,125	29,294
Severn Trent PLC	307	10,858
SSE PLC	112	2,810
		42,962
Mexico 5.9%
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V.	758	13,137
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Class B	402	11,350
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	930	8,818
		33,305
France 4.4%
Getlink S.E.	943	16,825
VINCI	69	8,035
		24,860
Japan 3.0%
Japan Airport Terminal Co., Ltd. (a)	141	5,087
West Japan Railway Company (a)	638	12,118
		17,205
Switzerland 2.8%
Flughafen Zurich AG - Class N	67	16,028
Canada 2.8%
AltaGas Ltd.	304	7,530
GFL Environmental Inc.	209	8,344
		15,874
China 2.8%
Beijing Capital International Airport Co., Ltd. - Class H (b)	13,068	4,840
ENN energy Holdings Limited	1,441	10,880
		15,720
Italy 2.4%
Hera S.p.A.	1,688	6,726
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (c)	561	6,909
		13,635
Brazil 2.1%
CCR S.A.	5,446	12,247
Hong Kong 0.6%
Guangdong Investment Limited	4,828	3,218
Total Common Stocks (cost $518,514)		560,474
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 4.82% (d) (e)	5,047	5,047
Total Short Term Investments (cost $5,047)		5,047
Total Investments 99.7% (cost $523,561)		565,521
Other Assets and Liabilities, Net 0.3%		1,583
Total Net Assets 100.0%		567,104

(a) All or a portion of the security was on loan as of September 30, 2024.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/First Sentier Global Infrastructure Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	8,455	97,472	100,880	109	—	—	5,047	0.9
JNL Government Money Market Fund, 4.92% - Class SL	—	62,051	62,051	42	—	—	—	—
	8,455	159,523	162,931	151	—	—	5,047	0.9

JNL/First Sentier Global Infrastructure Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	05/10/21	6,574	6,909	1.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/First Sentier Global Infrastructure Fund
Assets - Securities
Common Stocks	383,648	176,826	—	560,474
Short Term Investments	5,047	—	—	5,047
	388,695	176,826	—	565,521

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Income Fund
CORPORATE BONDS AND NOTES 44.5%
Health Care 8.1%
Amgen Inc.
5.25%, 03/02/33	4,000	4,166
Centene Corporation
4.25%, 12/15/27	5,000	4,914
4.63%, 12/15/29	4,780	4,678
Community Health Systems, Inc.
6.88%, 04/15/29 (a) (b)	12,847	11,635
6.13%, 04/01/30 (b)	8,000	6,822
10.88%, 01/15/32 (b)	24,250	26,729
CVS Health Corporation
5.25%, 02/21/33	3,500	3,578
DaVita Inc.
4.63%, 06/01/30 (b)	12,182	11,594
Endo Finance Holdings, Inc.
8.50%, 04/15/31 (a) (b)	3,000	3,215
GE HealthCare Technologies Inc.
5.91%, 11/22/32 (a)	4,000	4,337
HCA Inc.
5.50%, 06/01/33	8,500	8,827
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (b)	7,000	6,627
Mylan II B.V.
3.95%, 06/15/26	1,628	1,612
Tenet Healthcare Corporation
6.25%, 02/01/27	6,000	6,011
6.13%, 06/15/30	20,000	20,337
		125,082
Financials 7.4%
AerCap Ireland Capital Designated Activity Company
5.30%, 01/19/34	4,000	4,095
Barclays PLC
5.75%, 08/09/33 (c)	8,500	8,868
7.44%, 11/02/33 (c)	5,000	5,767
Capital One Financial Corporation
4.20%, 10/29/25	5,000	4,970
5.25%, 07/26/30	7,500	7,638
Citigroup Inc.
6.27%, 11/17/33	10,500	11,539
Ford Motor Credit Company LLC
5.13%, 06/16/25	10,000	9,987
4.95%, 05/28/27	4,000	3,990
7.35%, 03/06/30	3,000	3,262
General Motors Financial Company, Inc.
6.40%, 01/09/33	3,500	3,737
Goldman Sachs Group, Inc., The
6.56%, 10/24/34	11,500	12,981
JPMorgan Chase & Co.
6.88%, (100, 06/01/29) (d)	3,000	3,214
6.25%, 10/23/34	1,500	1,667
KeyBank National Association
4.90%, 08/08/32	1,500	1,456
Morgan Stanley
6.34%, 10/18/33	4,000	4,443
5.25%, 04/21/34	4,000	4,131
6.63%, 11/01/34	2,500	2,831
The PNC Financial Services Group, Inc.
6.04%, 10/28/33	4,000	4,326
Truist Financial Corporation
4.92%, 07/28/33	2,000	1,962
U.S. Bancorp
5.85%, 10/21/33	4,500	4,801
Wells Fargo & Company
5.56%, 07/25/34	8,000	8,397
		114,062
Industrials 5.6%
American Airlines, Inc.
5.50%, 04/20/26 (b)	5,833	5,816
5.75%, 04/20/29 (b)	4,000	3,995
8.50%, 05/15/29 (b)	1,500	1,590
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (a) (b)	7,500	5,661
5.25%, 08/15/27 (b)	11,196	7,968
Boeing Company, The
5.04%, 05/01/27 (e)	2,000	2,007
5.15%, 05/01/30 (e)	12,000	12,045
3.25%, 02/01/35	4,500	3,655
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (b)	3,500	3,544
Emerald Debt Merger Sub LLC
6.63%, 12/15/30 (b)	5,500	5,671
JetBlue Airways Corporation
9.88%, 09/20/31 (a) (b)	3,500	3,687
Mauser Packaging Solutions Holding Company
7.88%, 04/15/27 (b)	5,000	5,171
9.25%, 04/15/27 (a) (b)	7,500	7,695
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (b)	3,690	3,551
TransDigm Inc.
6.75%, 08/15/28 (b)	5,300	5,460
6.63%, 03/01/32 (b)	5,000	5,211
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (b)	4,000	3,865
		86,592
Consumer Discretionary 5.0%
7-Eleven, Inc.
1.80%, 02/10/31 (b)	2,000	1,685
Caesars Entertainment, Inc.
7.00%, 02/15/30 (b)	3,000	3,135
Carnival Corporation
7.63%, 03/01/26 (b)	4,500	4,545
10.50%, 06/01/30 (b)	3,000	3,258
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (b)	6,215	5,470
Fertitta Entertainment LLC
4.63%, 01/15/29 (b)	3,100	2,959
6.75%, 01/15/30 (b)	3,000	2,791
Ford Motor Company
3.25%, 02/12/32	3,500	2,982
General Motors Company
5.60%, 10/15/32 (a)	2,500	2,585
5.15%, 04/01/38	6,000	5,745
Lowe`s Companies, Inc.
5.00%, 04/15/33	7,000	7,217
SkyMiles IP Ltd.
4.75%, 10/20/28 (b)	7,000	6,983
The Goodyear Tire & Rubber Company
5.00%, 07/15/29	5,000	4,593
Univision Communications Inc.
6.63%, 06/01/27 (b)	8,000	8,024
Wynn Las Vegas, LLC
5.50%, 03/01/25 (b)	8,094	8,099
5.25%, 05/15/27 (b)	2,000	2,001
Wynn Resorts Finance, LLC
6.25%, 03/15/33 (b)	5,000	5,068
		77,140
Consumer Staples 4.0%
APX Group, Inc.
5.75%, 07/15/29 (b)	9,000	8,909
Ashtead Capital, Inc.
4.25%, 11/01/29 (b)	3,000	2,920
B.A.T Capital Corporation
3.56%, 08/15/27	10,000	9,801
6.42%, 08/02/33	2,850	3,132
Haleon US Capital LLC
3.63%, 03/24/32	4,250	3,995
JBS USA Food Company
5.75%, 04/01/33	4,000	4,146
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (a) (b)	5,000	3,607
Philip Morris International Inc.
5.38%, 02/15/33	7,500	7,833

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Pilgrim's Pride Corporation
6.25%, 07/01/33 (a)	4,500	4,766
United Rentals (North America), Inc.
4.88%, 01/15/28	8,510	8,455
6.00%, 12/15/29 (b)	4,000	4,127
		61,691
Information Technology 3.7%
Broadcom Inc.
4.15%, 11/15/30	5,000	4,924
2.45%, 02/15/31 (b)	2,500	2,217
4.15%, 04/15/32 (b)	4,500	4,366
Commscope Finance LLC
6.00%, 03/01/26 (a) (b)	2,000	1,942
8.25%, 03/01/27 (b)	10,000	8,994
CommScope Holding Company, Inc.
6.00%, 06/15/25 (b)	5,324	5,157
Hewlett Packard Enterprise Company
5.00%, 10/15/34	3,000	2,968
HP, Inc.
5.50%, 01/15/33 (a)	5,000	5,261
Micron Technology, Inc.
6.75%, 11/01/29	4,000	4,396
5.88%, 02/09/33	1,000	1,069
Oracle Corporation
2.88%, 03/25/31	5,000	4,543
6.25%, 11/09/32	4,000	4,424
Workday, Inc.
3.80%, 04/01/32	6,000	5,693
		55,954
Materials 2.7%
Alcoa Nederland Holding B.V.
4.13%, 03/31/29 (b)	5,000	4,795
ArcelorMittal
6.80%, 11/29/32	6,000	6,696
Celanese US Holdings LLC
6.17%, 07/15/27 (a) (e)	6,000	6,215
Consolidated Energy Finance S.A.
6.50%, 05/15/26 (b)	2,350	2,318
FMG Resources (August 2006) Pty Ltd
5.88%, 04/15/30 (b)	3,000	3,033
4.38%, 04/01/31 (b)	3,000	2,800
Freeport-McMoRan Inc.
4.63%, 08/01/30	2,500	2,484
Rain Carbon Inc.
12.25%, 09/01/29 (b)	4,500	4,859
Scih Salt Holdings Inc.
4.88%, 05/01/28 (a) (b)	8,000	7,727
		40,927
Energy 2.7%
Calumet Specialty Products Partners, L.P.
11.00%, 04/15/25 (b)	6,154	6,146
8.13%, 01/15/27 (b)	3,000	2,923
9.25%, 07/15/29 (b)	4,800	4,944
Chesapeake Energy Corporation
5.88%, 02/01/29 (b)	3,000	3,016
Kinder Morgan Kansas, Inc.
5.40%, 02/01/34	4,000	4,100
Matador Resources Company
6.25%, 04/15/33 (b)	1,500	1,478
Occidental Petroleum Corporation
6.63%, 09/01/30	2,000	2,159
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (b) (d)	5,000	5,068
Weatherford International Ltd
8.63%, 04/30/30 (a) (b)	6,000	6,251
Williams Companies, Inc., The
5.65%, 03/15/33	4,400	4,602
		40,687
Utilities 2.4%
Calpine Corporation
5.13%, 03/15/28 (b)	7,500	7,391
NextEra Energy Capital Holdings, Inc.
5.25%, 03/15/34	4,000	4,148
Pacific Gas And Electric Company
4.55%, 07/01/30	5,265	5,227
The Southern Company
5.70%, 10/15/32	5,000	5,365
Vistra Corp.
7.00%, (100, 12/15/26) (b) (d)	5,000	5,108
Vistra Operations Company LLC
4.38%, 05/01/29 (b)	5,750	5,568
7.75%, 10/15/31 (b)	2,500	2,691
6.88%, 04/15/32 (b)	1,500	1,579
		37,077
Communication Services 2.3%
A + N Real Estate & Business Management Corporation
5.63%, 08/15/29 (b)	3,000	2,905
CCO Holdings, LLC
5.13%, 05/01/27 (b)	2,000	1,967
5.00%, 02/01/28 (a) (b)	5,000	4,865
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a) (b)	5,000	4,473
7.50%, 06/01/29 (b)	2,000	1,721
Commscope, LLC.
7.13%, 07/01/28 (b)	9,775	8,101
Netflix, Inc.
4.38%, 11/15/26	5,000	5,035
T-Mobile USA, Inc.
3.38%, 04/15/29	6,500	6,233
		35,300
Real Estate 0.6%
American Tower Corporation
5.65%, 03/15/33	4,500	4,754
VICI Properties L.P.
5.13%, 05/15/32	4,500	4,527
		9,281
Total Corporate Bonds And Notes (cost $661,139)		683,793
COMMON STOCKS 30.1%
Energy 4.8%
Chevron Corporation	185	27,245
ConocoPhillips	75	7,896
Exxon Mobil Corporation	200	23,444
Halliburton Company	80	2,324
Shell PLC - Class A - ADR	150	9,892
TotalEnergies SE - ADR (a)	40	2,585
		73,386
Health Care 4.7%
AbbVie Inc.	45	8,887
Bristol-Myers Squibb Company	50	2,587
CVS Health Corporation	100	6,288
Endo, Inc. (f)	105	2,699
Johnson & Johnson	160	25,930
Medtronic, Inc.	50	4,502
Merck & Co., Inc.	75	8,517
Pfizer Inc.	470	13,599
		73,009
Utilities 4.1%
American Electric Power Company, Inc.	50	5,130
Dominion Energy, Inc.	150	8,669
Duke Energy Corporation	70	8,071
Edison International	50	4,355
NextEra Energy, Inc.	109	9,240
Sempra	100	8,363
The Southern Company	175	15,781
XCEL Energy Inc.	63	4,114
		63,723
Consumer Staples 3.5%
Coca-Cola Company, The	50	3,593
PepsiCo, Inc.	110	18,705
Philip Morris International Inc.	60	7,284
Procter & Gamble Company, The	95	16,454
Target Corporation	50	7,793
		53,829

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Industrials 3.5%
Honeywell International Inc.	23	4,753
Johnson Controls International Public Limited Company	100	7,761
Lockheed Martin Corporation	35	20,460
RTX Corporation	45	5,452
Union Pacific Corporation	40	9,859
United Parcel Service, Inc. - Class B	35	4,772
		53,057
Financials 2.5%
Bank of America Corporation	300	11,904
Charles Schwab Corporation, The	50	3,241
Citigroup Inc.	75	4,695
Fifth Third Bancorp	75	3,213
JPMorgan Chase & Co.	25	5,271
Morgan Stanley	75	7,818
Truist Financial Corporation	50	2,139
		38,281
Materials 2.3%
Air Products and Chemicals, Inc.	20	5,955
Albemarle Corporation (a)	25	2,368
International Paper Company	65	3,175
LyondellBasell Industries N.V. - Class A	56	5,370
Newmont Corporation	74	3,980
Rio Tinto PLC - ADR	201	14,285
		35,133
Information Technology 2.1%
Analog Devices, Inc.	35	8,056
Cisco Systems, Inc.	285	15,168
Texas Instruments Incorporated	40	8,263
		31,487
Consumer Discretionary 1.6%
Home Depot, Inc. , The	35	14,182
McDonald's Corporation	15	4,568
Starbucks Corporation	60	5,849
		24,599
Communication Services 1.0%
Comcast Corporation - Class A	278	11,612
Verizon Communications Inc.	100	4,491
		16,103
Total Common Stocks (cost $392,854)		462,607
EQUITY LINKED STRUCTURED NOTES 12.8%
Banque Nationale Du Canada
(Broadcom Inc.), 11.50%, 05/13/25 (g)	4	5,529
Barclays Bank PLC
(Northrop Grumman Corporation), 7.00%, 11/08/24 (g)	10	5,243
(Air Products and Chemicals, Inc.), 8.50%, 03/10/25 (g)	16	4,202
(International Business Machines Corporation), 8.50%, 06/09/25 (g)	43	8,363
(Dell Technologies Inc.), 12.00%, 09/03/25 (g)	37	4,258
(Microchip Technology Incorporated), 10.00%, 10/14/25 (g)	66	5,192
(RTX Corporation), 7.50%, 10/16/25 (g)	45	5,294
BNP Paribas Issuance B.V.
(MetLife, Inc.), 9.00%, 10/23/24 (b) (g)	120	8,526
(Bank of America Corporation), 8.50%, 02/26/25 (b) (g)	125	4,532
(Freeport-McMoRan Inc.), 10.00%, 08/12/25 (g) (h)	175	8,248
(International Paper Company), 9.00%, 10/20/25 (g) (h)	65	3,105
Citigroup Global Markets Holdings Inc.
(Intel Corporation), 10.00%, 10/10/24 (g)	160	3,833
Citigroup Inc.
(Exxon Mobil Corporation), 9.00%, 03/12/25 (g)	80	8,794
JPMorgan Chase & Co.
(United Parcel Service, Inc.), 9.00%, 10/22/24 (g)	15	2,119
JPMorgan Chase Bank, National Association
(Alphabet Inc.), 8.00%, 03/28/25 (b) (g)	50	7,671
(Home Depot, Inc. , The), 8.00%, 10/15/25 (b) (g)	12	4,573
(Truist Financial Corporation), 9.50%, 03/02/26 (b) (g)	125	5,212
Merrill Lynch B.V.
(Fifth Third Bancorp), 10.00%, 03/10/25 (b) (g)	120	4,589
Merrill Lynch SA
(Union Pacific Corporation), 8.00%, 11/05/24 (g)	26	6,119
(Morgan Stanley), 9.00%, 07/14/25 (g)	45	4,507
(Bank of America Corporation), 7.50%, 10/06/25 (g)	13	5,314
Mizuho Markets Cayman LP
(Microchip Technology Incorporated), 10.00%, 11/12/24 (b) (g)	70	5,619
(Bristol-Myers Squibb Company), 9.50%, 05/08/25 (b) (g)	93	4,611
(Barrick Gold Corporation), 9.00%, 07/01/25 (b) (g)	150	2,706
(Hewlett Packard Enterprise Company), 9.50%, 09/30/25 (b) (g)	200	3,704
Royal Bank of Canada
(Texas Instruments Incorporated), 8.00%, 06/11/25 (b) (g)	60	12,148
(Texas Instruments Incorporated), 8.50%, 07/15/25 (b) (g)	2	393
(Cisco Systems, Inc.), 8.00%, 09/17/25 (g)	85	4,357
UBS AG
(Apple Inc.), 7.00%, 04/02/25 (g)	29	5,550
(Oracle Corporation), 9.00%, 06/10/25 (g)	95	13,173
(Intel Corporation), 10.00%, 07/29/25 (g)	125	3,159
(Target Corporation), 10.00%, 09/15/25 (g)	15	2,213
(Analog Devices, Inc.), 9.00%, 09/17/25 (g)	17	3,826
Wells Fargo Bank, National Association
(NextEra Energy, Inc.), 8.00%, 05/21/25 (g)	102	7,990
(Boeing Company, The), 9.00%, 06/17/25 (b) (g)	19	2,889
(UnitedHealth Group Incorporated), 7.00%, 07/14/25 (b) (g)	9	4,407
(Qualcomm Incorporated), 10.00%, 10/22/25 (g)	30	4,965
Total Equity Linked Structured Notes (cost $190,270)		196,933
GOVERNMENT AND AGENCY OBLIGATIONS 9.9%
U.S. Treasury Note 4.9%
Treasury, United States Department of
2.88%, 05/15/32	50,000	47,281
2.75%, 08/15/32	30,000	28,036
		75,317
U.S. Treasury Bond 3.0%
Treasury, United States Department of
3.38%, 08/15/42	33,000	29,777
3.63%, 05/15/53	14,000	12,740
4.13%, 08/15/53	4,000	3,984
		46,501
Mortgage-Backed Securities 2.0%
Federal Home Loan Mortgage Corporation
5.00%, 05/01/53	7,549	7,546
5.50%, 07/01/53 - 11/01/53	7,427	7,517
Federal National Mortgage Association, Inc.
4.00%, 08/01/49	541	528
5.00%, 05/01/53 - 11/01/53	15,092	15,082
		30,673
Total Government And Agency Obligations (cost $154,114)		152,491
PREFERRED STOCKS 0.8%
Utilities 0.4%
NextEra Energy, Inc., 6.93%, 09/01/25 (c)	125	5,795
Materials 0.4%
Albemarle Corporation, 7.25%, 03/01/27 (c)	128	5,760
Total Preferred Stocks (cost $12,081)		11,555
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.3%
United Airlines Pass Through Certificates, Series 2015-1
Series 2023-1, 5.80%, 01/15/36	2,933	3,082

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	2,263	2,314
Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,196)		5,396
OTHER EQUITY INTERESTS 0.0%
Endo, Inc. (f) (i) (j)	4,724	—
Endo, Inc. (f) (i) (j)	2,500	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 2.9%
Securities Lending Collateral 2.0%
JNL Government Money Market Fund - Class SL, 4.92% (k) (l)	31,409	31,409
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 4.82% (k) (l)	13,798	13,798
Total Short Term Investments (cost $45,207)		45,207
Total Investments 101.3% (cost $1,460,861)		1,557,982
Other Assets and Liabilities, Net (1.3)%		(19,816)
Total Net Assets 100.0%		1,538,166

(a) All or a portion of the security was on loan as of September 30, 2024.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2024, the value and the percentage of net assets of these securities was $405,071 and 26.3% of the Fund.

(c) Convertible security.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(f) Non-income producing security.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(j) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/Franklin Templeton Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	39,422	302,054	327,678	993	—	—	13,798	0.9
JNL Government Money Market Fund, 4.92% - Class SL	34,832	219,182	222,605	1,167	—	—	31,409	2.0
	74,254	521,236	550,283	2,160	—	—	45,207	2.9

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Franklin Templeton Income Fund
Assets - Securities
Corporate Bonds And Notes	—	683,793	—	683,793
Common Stocks	462,607	—	—	462,607
Equity Linked Structured Notes	—	196,933	—	196,933
Government And Agency Obligations	—	152,491	—	152,491
Preferred Stocks	11,555	—	—	11,555
Non-U.S. Government Agency Asset-Backed Securities	—	5,396	—	5,396
Other Equity Interests	—	—	—	—
Short Term Investments	45,207	—	—	45,207
	519,369	1,038,613	—	1,557,982

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs 4 Fund
COMMON STOCKS 99.6%
Information Technology 30.3%
Accenture Public Limited Company - Class A	149	52,600
Adobe Inc. (a)	147	75,954
Akamai Technologies, Inc. (a)	160	16,188
Amphenol Corporation - Class A	329	21,415
Analog Devices, Inc.	46	10,487
Apple Inc.	181	42,291
Applied Materials, Inc.	295	59,605
Broadcom Inc.	526	90,769
Cadence Design Systems, Inc. (a)	116	31,506
CDW Corp.	76	17,309
Cisco Systems, Inc.	1,047	55,716
Corning Incorporated	760	34,296
Fair Isaac Corporation (a)	41	79,846
Fortinet, Inc. (a)	150	11,638
Gartner, Inc. (a)	45	22,718
HP, Inc.	1,385	49,673
Intel Corporation	827	19,403
Intuit Inc.	54	33,730
Jabil Inc.	437	52,384
Juniper Networks, Inc.	552	21,524
Keysight Technologies, Inc. (a)	57	9,080
KLA Corporation	105	80,965
Lam Research Corporation	85	69,699
Microsoft Corporation	213	91,546
Motorola Solutions, Inc.	50	22,548
NetApp, Inc.	1,226	151,428
NVIDIA Corporation	1,304	158,315
NXP Semiconductors N.V.	75	18,078
Oracle Corporation	136	23,131
Qualcomm Incorporated	516	87,683
Skyworks Solutions, Inc.	328	32,359
Te Connectivity Public Limited Company	300	45,322
Teledyne Technologies Incorporated (a)	22	9,465
Texas Instruments Incorporated	145	30,001
VeriSign, Inc. (a)	51	9,711
		1,638,383
Financials 13.2%
Allstate Corporation, The	117	22,180
Ameriprise Financial, Inc.	64	30,147
Arch Capital Group Ltd. (a)	188	21,054
Blackstone Inc. - Class A	139	21,308
Brown & Brown, Inc.	421	43,646
CBOE Global Markets, Inc.	178	36,394
Citizens Financial Group, Inc.	278	11,435
CME Group Inc. - Class A	115	25,429
Comerica Incorporated	344	20,627
Corpay Inc (a)	250	78,102
Fifth Third Bancorp	518	22,209
Franklin Resources, Inc.	458	9,221
KeyCorp	1,770	29,651
KKR & Co. Inc. - Class A	175	22,863
Marsh & Mclennan Companies, Inc.	247	55,022
MasterCard Incorporated - Class A	57	27,933
Moody's Corporation	110	52,133
Regions Financial Corporation	481	11,224
The Progressive Corporation	162	41,061
Truist Financial Corporation	695	29,712
Visa Inc. - Class A	286	78,698
Zions Bancorporation, National Association	442	20,867
		710,916
Health Care 12.5%
AbbVie Inc.	464	91,683
Amgen Inc.	65	20,929
Bristol-Myers Squibb Company	374	19,348
Cencora, Inc.	394	88,682
Centene Corporation (a)	216	16,288
CVS Health Corporation	787	49,482
Eli Lilly and Company	119	105,503
Johnson & Johnson	211	34,196
McKesson Corporation	107	52,687
Medtronic, Inc.	306	27,540
Merck & Co., Inc.	292	33,193
Pfizer Inc.	896	25,917
Solventum Corporation (a)	63	4,368
Steris Public Limited Company	78	19,041
Stryker Corporation	53	19,232
The Cigna Group	81	28,232
Universal Health Services, Inc. - Class B	93	21,333
Zoetis Inc. - Class A	102	19,848
		677,502
Consumer Discretionary 10.4%
Amazon.com, Inc. (a)	207	38,550
AutoZone, Inc. (a)	12	36,890
Best Buy Co., Inc.	308	31,781
Booking Holdings Inc.	20	83,964
BorgWarner Inc.	275	9,990
D.R. Horton, Inc.	117	22,404
Darden Restaurants, Inc.	59	9,629
Expedia Group, Inc. (a)	68	10,004
Hasbro, Inc.	473	34,175
Home Depot, Inc. , The	50	20,390
Lennar Corporation - Class A	226	42,294
O'Reilly Automotive, Inc. (a)	49	56,356
PulteGroup, Inc.	597	85,732
Ralph Lauren Corporation - Class A	230	44,577
Tapestry, Inc.	429	20,175
Whirlpool Corporation	151	16,136
		563,047
Communication Services 6.7%
Alphabet Inc. - Class A	236	39,062
Comcast Corporation - Class A	1,003	41,876
Meta Platforms, Inc. - Class A	126	72,364
Netflix, Inc. (a)	94	66,592
Omnicom Group Inc.	579	59,854
The Interpublic Group of Companies, Inc.	1,658	52,432
Verizon Communications Inc.	638	28,659
		360,839
Industrials 6.5%
3M Company	251	34,256
Automatic Data Processing, Inc.	138	38,082
Broadridge Financial Solutions, Inc.	87	18,787
C.H. Robinson Worldwide, Inc.	96	10,573
Cintas Corporation	110	22,675
FedEx Corporation	61	16,785
Illinois Tool Works Inc.	65	17,069
Leidos Holdings, Inc.	59	9,667
Masco Corporation	115	9,640
PACCAR Inc	254	25,077
Pentair Public Limited Company	249	24,317
Snap-on Incorporated	62	18,091
Trane Technologies Public Limited Company	61	23,827
United Parcel Service, Inc. - Class B	181	24,673
W.W. Grainger, Inc.	57	59,278
		352,797
Consumer Staples 6.5%
Altria Group, Inc.	1,568	80,028
Archer-Daniels-Midland Company	154	9,208
Bunge Limited	94	9,118
Church & Dwight Co., Inc.	340	35,603
Colgate-Palmolive Company	787	81,676
Conagra Brands, Inc.	282	9,179
Costco Wholesale Corporation	48	42,858
Kimberly-Clark Corporation	256	36,474
Philip Morris International Inc.	93	11,299
The Hershey Company	43	8,189
Walgreens Boots Alliance, Inc.	396	3,544
Walmart Inc.	304	24,546
		351,722
Utilities 3.7%
Dominion Energy, Inc.	521	30,134
DTE Energy Company	149	19,114
NRG Energy, Inc.	111	10,074
Public Service Enterprise Group Incorporated	1,062	94,725

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
The Southern Company	262	23,591
WEC Energy Group Inc.	204	19,578
		197,216
Real Estate 3.6%
BXP, Inc.	273	21,986
CBRE Group, Inc. - Class A (a)	391	48,621
Digital Realty Trust, Inc.	120	19,392
Host Hotels & Resorts, Inc.	1,053	18,535
SBA Communications Corporation - Class A	82	19,795
Simon Property Group, Inc.	253	42,764
Welltower Inc.	178	22,809
		193,902
Materials 3.2%
Amcor Pty Ltd	1,761	19,952
CF Industries Holdings, Inc.	533	45,761
International Paper Company	458	22,365
LyondellBasell Industries N.V. - Class A	94	9,015
Martin Marietta Materials, Inc.	31	16,749
Packaging Corporation of America	94	20,351
The Sherwin-Williams Company	103	39,484
		173,677
Energy 3.0%
EOG Resources, Inc.	145	17,788
Kinder Morgan, Inc.	1,363	30,109
Marathon Petroleum Corporation	313	50,922
ONEOK, Inc.	239	21,810
Valero Energy Corporation	314	42,436
		163,065
Total Common Stocks (cost $4,433,244)		5,383,066
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 4.82% (b) (c)	22,714	22,714
Total Short Term Investments (cost $22,714)		22,714
Total Investments 100.0% (cost $4,455,958)		5,405,780
Other Assets and Liabilities, Net 0.0%		95
Total Net Assets 100.0%		5,405,875

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/Goldman Sachs 4 Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	15,329	634,162	626,777	1,237	—	—	22,714	0.4
JNL Government Money Market Fund, 4.92% - Class SL	7	46,649	46,656	26	—	—	—	—
	15,336	680,811	673,433	1,263	—	—	22,714	0.4

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Goldman Sachs 4 Fund
Assets - Securities
Common Stocks	5,383,066	—	—	5,383,066
Short Term Investments	22,714	—	—	22,714
	5,405,780	—	—	5,405,780

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/GQG Emerging Markets Equity Fund
COMMON STOCKS 97.2%
India 38.4%
Adani Energy Solutions Limited (a)	1,002	12,172
Adani Enterprises Limited	816	30,700
Adani Green Energy (UP) Limited (a)	1,190	27,193
Adani Ports and Special Economic Zone Limited	1,490	25,889
Adani Power Limited (a)	2,836	22,290
Ambuja Cements Limited	2,244	17,033
Bharti Airtel Limited	827	16,923
Coal India Ltd Govt Of India Undertaking	584	3,580
GMR Airports Infrastructure Limited (a)	7,501	8,471
HDFC Bank Limited - ADR	120	7,487
ICICI Bank Limited	1,385	21,033
IDFC First Bank Limited (a)	7,647	6,805
ITC Limited	10,347	64,190
JSW Energy Limited	1,197	10,529
JSW Steel Limited	847	10,442
Macrotech Developers Limited	518	7,668
Max Healthcare Institute Limited	151	1,784
NTPC Limited	2,351	12,521
Patanjali Foods Limited	884	17,797
State Bank of India	2,205	20,791
Sun Pharma Advanced Research Company Limited	968	22,305
Trent Limited	68	6,201
Vodafone Idea Limited (a)	31,791	3,957
		377,761
China 12.4%
Agricultural Bank of China Limited - Class H	1,752	818
Aluminum Corporation of China Limited - Class A	1,789	2,247
China Construction Bank Corporation - Class H	24,893	18,622
China Shenhua Energy Company Limited - Class H	4,078	18,180
Harris County School District - Class A	743	638
Industrial and Commercial Bank of China Limited - Class H	19,357	11,402
PetroChina Company Limited - Class H	23,719	19,110
PICC Property and Casualty Company Limited - Class H	1,092	1,616
Tencent Holdings Limited	472	26,226
Trip.com Group Limited - ADR (a)	201	11,940
Zijin Mining Group Co., Ltd. - Class A	3,863	9,906
Zijin Mining Group Co., Ltd. - Class H	424	948
		121,653
Brazil 8.7%
American Beverage Co Ambev - ADR	4,334	10,576
Banco BTG Pactual S/A	2,461	15,125
Banco Do Brasil SA	1,673	8,379
Centrais Eletricas Brasileiras S/A	1,376	9,927
Companhia Paranaense De Energia	1,141	1,919
Petroleo Brasileiro S/A Petrobras. - ADR	2,208	31,822
Vale S.A. - ADR	398	4,644
Vale S.A.	289	3,376
		85,768
Taiwan 8.1%
Taiwan Semiconductor Manufacturing Company Limited - ADR	11	1,939
Taiwan Semiconductor Manufacturing Company Limited	2,569	77,939
		79,878
United States of America 7.6%
Coca-Cola Company, The	210	15,107
Colgate-Palmolive Company	221	22,979
Exxon Mobil Corporation	157	18,396
Meta Platforms, Inc. - Class A	28	16,286
NVIDIA Corporation	17	2,016
		74,784
Indonesia 5.0%
PT Bank Mandiri (Persero) Tbk.	54,890	25,122
PT. Bank Central Asia Tbk	36,023	24,564
		49,686
United Arab Emirates 3.3%
Adnoc Gas	6,297	5,456
ADNOC Logistics & Services PLC	478	696
Aldar Properties - P J S C	1,791	3,669
International Holdings Limited (a)	205	22,728
		32,549
Saudi Arabia 3.3%
Al Rajhi Banking and Investment Corporation	359	8,353
BUPA Arabia for Cooperative Insurance Company	88	4,893
Saudi Arabian Oil Company (b)	2,300	16,621
The Company For Cooperative Insurance	58	2,302
		32,169
France 3.1%
TotalEnergies SE (c)	477	31,035
Argentina 2.6%
MercadoLibre, Inc. (a)	12	25,245
YPF S.A. - Class D - ADR (a) (c)	3	67
		25,312
Singapore 1.8%
DBS Group Holdings Ltd	155	4,590
Oversea-Chinese Banking Corporation Limited	229	2,688
Singapore Telecommunications Limited	4,166	10,460
		17,738
United Kingdom 1.1%
Unilever PLC - ADR (c)	170	11,033
Netherlands 0.8%
ASML Holding N.V. - ADR	1	423
ASML Holding N.V.	9	7,214
		7,637
Kazakhstan 0.6%
Joint Stock Company Kaspi.Kz - ADR (b)	52	5,468
Colombia 0.2%
Ecopetrol S.A. - ADR (c)	261	2,330
Greece 0.1%
National Bank of Greece SA - Class R	136	1,164
Mexico 0.1%
America Movil, S.A.B. De C.V.	990	812
Russian Federation 0.0%
Polymetal International PLC (a) (b)	79	261
Public Joint Stock Company Gazprom (a) (b) (d)	2,924	—
Public Joint Stock Company Oil Company Lukoil (a) (b) (d)	202	—
Public Joint Stock Company Oil Company Rosneft (a) (b) (d)	2,349	—
Public Joint Stock Company Polyus (a) (b) (d)	42	—
Publichnoe Aktsionernoe Obshchestvo Severstal (a) (b) (d)	75	—
Total Common Stocks (cost $804,496)		957,038
PREFERRED STOCKS 4.4%
Brazil 4.4%
ITAU Unibanco Holding SA (e)	2,834	18,882
Petroleo Brasileiro S/A Petrobras. (e)	3,744	24,799
Total Preferred Stocks (cost $36,827)		43,681
SHORT TERM INVESTMENTS 4.7%
Securities Lending Collateral 3.6%
JNL Government Money Market Fund - Class SL, 4.92% (f) (g)	34,836	34,836
Investment Companies 1.1%
JNL Government Money Market Fund - Class I, 4.82% (f) (g)	11,051	11,051
Total Short Term Investments (cost $45,887)		45,887
Total Investments 106.3% (cost $887,210)		1,046,606
Other Derivative Instruments (0.0)%		(3)
Other Assets and Liabilities, Net (6.3)%		(62,003)
Total Net Assets 100.0%		984,600

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of September 30, 2024.

(d) Security fair valued in good faith as a Level 3 security in accordance with the

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(e) Convertible security.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/GQG Emerging Markets Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	15,482	435,074	439,505	911	—	—	11,051	1.1
JNL Government Money Market Fund, 4.92% - Class SL	510	73,980	39,654	99	—	—	34,836	3.6
	15,992	509,054	479,159	1,010	—	—	45,887	4.7

JNL/GQG Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Joint Stock Company Kaspi.Kz	01/19/24	4,746	5,468	0.6
Polymetal International PLC	09/25/17	1,192	261	—
Public Joint Stock Company Gazprom	09/06/22	13,221	—	—
Public Joint Stock Company Oil Company Lukoil	09/25/17	17,029	—	—
Public Joint Stock Company Oil Company Rosneft	09/25/17	18,442	—	—
Public Joint Stock Company Polyus	09/25/17	6,921	—	—
Publichnoe Aktsionernoe Obshchestvo Severstal	04/12/23	1,642	—	—
Saudi Arabian Oil Company	08/10/23	19,057	16,621	1.7
		82,250	22,350	2.3

JNL/GQG Emerging Markets Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	BBH	10/02/24	HKD	6,478	833	—
HKD/USD	BBH	10/03/24	HKD	16,030	2,062	(3)
HKD/USD	BBH	10/03/24	HKD	2,892	372	—
					3,267	(3)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/GQG Emerging Markets Equity Fund
Assets - Securities
Common Stocks	227,557	729,481	—	957,038
Preferred Stocks	43,681	—	—	43,681
Short Term Investments	45,887	—	—	45,887
	317,125	729,481	—	1,046,606
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(3)	—	(3)
	—	(3)	—	(3)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/Harris Oakmark Global Equity Fund
COMMON STOCKS 94.3%
United States of America 50.7%
Agilent Technologies, Inc.	43	6,355
Alphabet Inc. - Class A	121	20,104
Amazon.com, Inc. (a)	36	6,726
American International Group, Inc.	206	15,106
Aptiv PLC (a)	161	11,572
Bank of America Corporation	389	15,424
BlackRock, Inc.	13	12,567
Capital One Financial Corporation	127	19,031
Centene Corporation (a)	261	19,656
Charles Schwab Corporation, The	197	12,777
ConocoPhillips	90	9,454
Deere & Company	22	9,098
Equifax Inc.	25	7,200
ETSY, Inc. (a)	85	4,737
Fiserv, Inc. (a)	126	22,690
Former Charter Communications Parent, Inc. - Class A (a)	49	15,793
GE HealthCare Technologies Inc.	92	8,606
General Motors Company	262	11,760
Intercontinental Exchange, Inc.	109	17,590
IQVIA Holdings Inc (a)	93	22,038
Kroger Co., The	266	15,219
Lamb Weston Holdings, Inc.	53	3,444
Phillips 66	66	8,702
Salesforce, Inc.	26	7,199
Warner Bros. Discovery, Inc. - Series A (a)	324	2,676
		305,524
Germany 13.4%
Allianz SE	35	11,608
Bayer Aktiengesellschaft - Class N	750	25,322
Daimler Truck Holding AG	260	9,715
Fresenius SE & Co. KGaA (a)	365	13,939
Mercedes-Benz Group AG - Class N	315	20,384
		80,968
France 9.0%
BNP Paribas	311	21,321
Capgemini France	30	6,473
Danone	46	3,349
Kering	65	18,690
Worldline (a) (b)	574	4,171
		54,004
United Kingdom 8.7%
CNH Industrial N.V.	2,155	23,925
Diageo PLC	161	5,628
Reckitt Benckiser Group PLC	182	11,102
WPP 2012 Limited	1,134	11,600
		52,255
Switzerland 5.7%
Glencore PLC	1,710	9,759
Holcim AG	26	2,500
Julius Bar Gruppe AG - Class N	268	16,143
Novartis AG - Class N	52	5,971
		34,373
Netherlands 2.0%
Prosus N.V. - Class N	275	12,062
China 2.0%
Alibaba Group Holding Limited (b)	875	11,780
Denmark 1.6%
DSV A/S	48	9,923
South Korea 1.2%
NAVER Corporation	58	7,539
Total Common Stocks (cost $503,074)		568,428
PREFERRED STOCKS 2.6%
South Korea 1.5%
Samsung Electronics Co., Ltd., 1.00% (c)	235	9,168
Switzerland 1.1%
Roche Holding AG	22	6,849
Total Preferred Stocks (cost $15,948)		16,017
SHORT TERM INVESTMENTS 2.8%
Investment Companies 2.8%
JNL Government Money Market Fund - Class I, 4.82% (d) (e)	16,792	16,792
Total Short Term Investments (cost $16,792)		16,792
Total Investments 99.7% (cost $535,814)		601,237
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net 0.3%		1,655
Total Net Assets 100.0%		602,893

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/Harris Oakmark Global Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	19,944	199,631	202,783	635	—	—	16,792	2.8
JNL Government Money Market Fund, 4.92% - Class SL	—	11,779	11,779	32	—	—	—	—
	19,944	211,410	214,562	667	—	—	16,792	2.8

JNL/Harris Oakmark Global Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	04/26/22	9,066	11,780	1.9
Worldline	11/09/21	25,728	4,171	0.7
		34,794	15,951	2.6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/Harris Oakmark Global Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/HKD	SSB	10/03/24	HKD	(4,929)	(634)	1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Harris Oakmark Global Equity Fund
Assets - Securities
Common Stocks
United States of America	305,524	—	—	305,524
Germany	—	80,968	—	80,968
France	—	54,004	—	54,004
United Kingdom	23,925	28,330	—	52,255
Switzerland	—	34,373	—	34,373
Netherlands	—	12,062	—	12,062
China	—	11,780	—	11,780
Denmark	—	9,923	—	9,923
South Korea	—	7,539	—	7,539
Preferred Stocks	—	16,017	—	16,017
Short Term Investments	16,792	—	—	16,792
	346,241	254,996	—	601,237
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	1	—	1
	—	1	—	1

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/Heitman U.S. Focused Real Estate Fund
COMMON STOCKS 99.3%
Real Estate 99.3%
Agree Realty Corporation	57	4,302
American Healthcare REIT, Inc.	11	299
American Homes 4 Rent - Class A	78	3,005
American Tower Corporation	60	13,877
AvalonBay Communities, Inc.	12	2,678
Brixmor Property Group Inc.	98	2,728
BXP, Inc.	37	2,950
Camden Property Trust	30	3,710
Caretrust REIT, Inc.	73	2,252
CTO Realty Growth, Inc.	101	1,927
Cubesmart, L.P.	30	1,643
Digital Realty Trust, Inc.	26	4,143
EastGroup Properties, Inc.	18	3,389
Equinix, Inc.	10	8,666
Equity Lifestyle Properties, Inc.	39	2,812
Equity Residential	26	1,919
Essential Properties Realty Trust, Inc.	82	2,801
Extra Space Storage Inc.	26	4,608
Four Corners Property Trust, Inc.	70	2,055
Gaming and Leisure Properties, Inc.	27	1,375
Healthpeak OP, LLC	170	3,883
Host Hotels & Resorts, Inc.	15	259
Iron Mountain Incorporated	55	6,598
Medical Properties Trust, Inc.	137	801
PotlatchDeltic Corporation	15	672
ProLogis Inc.	69	8,681
Public Storage Operating Company	8	2,890
Ryman Hospitality Properties, Inc.	20	2,155
Safehold Inc.	8	223
SBA Communications Corporation - Class A	16	3,756
Simon Property Group, Inc.	25	4,254
STAG Industrial, Inc.	78	3,059
Sunstone Hotel Investors, Inc.	59	608
UDR, Inc.	73	3,288
Urban Edge Properties	121	2,589
Ventas, Inc.	75	4,813
VICI Properties Inc.	47	1,560
Vornado Realty Trust	74	2,917
Welltower Inc.	30	3,877
Weyerhaeuser Company	39	1,316
Total Common Stocks (cost $118,129)		129,338
SHORT TERM INVESTMENTS 13.5%
Investment Companies 13.5%
JNL Government Money Market Fund - Class I, 4.82% (a) (b)	17,539	17,539
Total Short Term Investments (cost $17,539)		17,539
Total Investments 112.8% (cost $135,668)		146,877
Other Assets and Liabilities, Net (12.8)%		(16,612)
Total Net Assets 100.0%		130,265

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/Heitman U.S. Focused Real Estate Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	3,067	135,287	120,815	90	—	—	17,539	13.5
JNL Government Money Market Fund, 4.92% - Class SL	235	12,167	12,402	23	—	—	—	—
	3,302	147,454	133,217	113	—	—	17,539	13.5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Heitman U.S. Focused Real Estate Fund
Assets - Securities
Common Stocks	129,338	—	—	129,338
Short Term Investments	17,539	—	—	17,539
	146,877	—	—	146,877

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/Invesco Diversified Dividend Fund
COMMON STOCKS 98.7%
Financials 18.6%
American Express Company	51	13,860
American International Group, Inc.	255	18,688
Ares Management Corporation - Class A	45	7,068
Charles Schwab Corporation, The	192	12,467
Citizens Financial Group, Inc.	62	2,533
CME Group Inc. - Class A	62	13,701
Fifth Third Bancorp	183	7,832
Hartford Financial Services Group, Inc. , The	93	10,977
Huntington Bancshares Incorporated	375	5,516
JPMorgan Chase & Co.	156	32,869
Morgan Stanley	181	18,843
The PNC Financial Services Group, Inc.	120	22,229
Visa Inc. - Class A	48	13,177
Wells Fargo & Company	250	14,128
		193,888
Health Care 16.8%
AbbVie Inc.	70	13,839
Alcon AG	54	5,369
AstraZeneca PLC	66	10,312
Becton, Dickinson and Company	67	16,187
Elevance Health, Inc.	19	9,910
Johnson & Johnson	163	26,380
Lonza Group AG	10	6,339
Medtronic, Inc.	145	13,094
Merck & Co., Inc.	133	15,116
Sanofi - ADR	208	12,005
Stryker Corporation	29	10,350
UnitedHealth Group Incorporated	61	35,577
		174,478
Industrials 14.0%
ABB Ltd - Class N	182	10,560
AerCap Holdings N.V.	59	5,570
Airbus SE	55	8,027
Carlisle Companies Incorporated	17	7,756
Emerson Electric Co.	149	16,327
Fortune Brands Innovations, Inc.	78	6,954
General Electric Company	81	15,207
Hubbell Incorporated	25	10,533
Huntington Ingalls Industries, Inc.	13	3,419
Johnson Controls International Public Limited Company	165	12,833
Northrop Grumman Corporation	21	11,221
Parker-Hannifin Corporation	25	15,770
Union Pacific Corporation	87	21,554
		145,731
Consumer Staples 10.2%
Colgate-Palmolive Company	116	12,036
L'Oreal	12	5,534
PepsiCo, Inc.	46	7,775
Philip Morris International Inc.	243	29,532
Sysco Corporation	195	15,184
The Estee Lauder Companies Inc. - Class A	37	3,647
Walmart Inc.	404	32,625
		106,333
Information Technology 8.5%
Analog Devices, Inc.	94	21,523
Broadcom Inc.	64	10,985
Intuit Inc.	8	5,137
Lam Research Corporation	8	6,219
Marvell Technology, Inc.	101	7,313
Microsoft Corporation	41	17,618
Salesforce, Inc.	47	12,918
Te Connectivity Public Limited Company	41	6,194
		87,907
Energy 7.0%
Cheniere Energy, Inc.	34	6,029
Chevron Corporation	160	23,634
ConocoPhillips	170	17,857
Marathon Oil Corporation	432	11,501
Suncor Energy Inc.	362	13,363
		72,384
Consumer Discretionary 5.5%
Compagnie Financiere Richemont SA	35	5,509
Lowe`s Companies, Inc.	91	24,622
McDonald's Corporation	73	22,096
TJX Companies, Inc., The	45	5,345
		57,572
Communication Services 5.0%
AT&T Inc.	557	12,250
Comcast Corporation - Class A	249	10,409
Deutsche Telekom AG - Class N	392	11,513
Walt Disney Company, The	184	17,735
		51,907
Utilities 4.8%
American Electric Power Company, Inc.	111	11,370
Entergy Corporation	140	18,382
PPL Corporation	408	13,502
Public Service Enterprise Group Incorporated	79	7,089
		50,343
Materials 4.5%
CRH Public Limited Company	209	19,411
DuPont de Nemours, Inc.	121	10,741
PPG Industries, Inc.	42	5,522
Smurfit Westrock Public Limited Company	121	5,965
Teck Resources Limited - Class B	105	5,508
		47,147
Real Estate 3.8%
American Tower Corporation	22	5,210
Mid-America Apartment Communities, Inc.	50	7,926
ProLogis Inc.	139	17,606
Weyerhaeuser Company	254	8,610
		39,352
Total Common Stocks (cost $816,333)		1,027,042
SHORT TERM INVESTMENTS 1.1%
Investment Companies 1.1%
JNL Government Money Market Fund - Class I, 4.82% (a) (b)	11,827	11,827
Total Short Term Investments (cost $11,827)		11,827
Total Investments 99.8% (cost $828,160)		1,038,869
Other Assets and Liabilities, Net 0.2%		1,773
Total Net Assets 100.0%		1,040,642
(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/Invesco Diversified Dividend Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	36,292	179,011	203,476	1,016	—	—	11,827	1.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/Invesco Diversified Dividend Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.92% - Class SL	—	26,713	26,713	14	—	—	—	—
	36,292	205,724	230,189	1,030	—	—	11,827	1.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Diversified Dividend Fund
Assets - Securities
Common Stocks	969,248	57,794	—	1,027,042
Short Term Investments	11,827	—	—	11,827
	981,075	57,794	—	1,038,869

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/Invesco Global Growth Fund
COMMON STOCKS 99.9%
United States of America 57.7%
Adobe Inc. (a)	93	48,268
Alphabet Inc. - Class A	1,157	191,837
Amazon.com, Inc. (a)	138	25,659
Analog Devices, Inc.	361	83,113
Avantor, Inc. (a)	105	2,717
Boston Scientific Corporation (a)	104	8,735
Broadcom Inc.	82	14,111
Danaher Corporation	33	9,215
Ecolab Inc.	32	8,137
Eli Lilly and Company	22	19,922
Equifax Inc.	109	32,133
IDEXX Laboratories, Inc. (a)	14	6,830
Illumina, Inc. (a)	22	2,852
Intuit Inc.	97	60,261
Intuitive Surgical, Inc. (a)	49	24,236
IQVIA Holdings Inc (a)	76	17,898
Lam Research Corporation	12	9,557
Linde Public Limited Company	12	5,737
Marriott International, Inc. - Class A	64	15,886
Marvell Technology, Inc.	471	33,957
Meta Platforms, Inc. - Class A	282	161,165
Microsoft Corporation	92	39,501
Netflix, Inc. (a)	16	11,419
NVIDIA Corporation	479	58,141
Phathom Pharmaceuticals, Inc. (a) (b)	373	6,743
Qualcomm Incorporated	21	3,490
S&P Global Inc.	149	76,874
Synopsys, Inc. (a)	8	3,999
Thermo Fisher Scientific Inc.	12	7,496
TJX Companies, Inc., The	34	3,977
Universal Music Group N.V. (b)	158	4,143
Visa Inc. - Class A	159	43,776
Zoetis Inc. - Class A	18	3,570
		1,045,355
India 7.2%
DLF Limited	8,792	94,294
HDFC Bank Limited	407	8,375
ICICI Bank Limited - ADR	947	28,268
		130,937
France 7.0%
Airbus SE	329	48,162
Dassault Systemes	167	6,641
EssilorLuxottica	66	15,611
LVMH Moet Hennessy Louis Vuitton	73	56,067
		126,481
Sweden 5.3%
ASSA ABLOY AB - Class B	1,170	39,376
Atlas Copco Aktiebolag - Class A	2,897	56,101
		95,477
Japan 4.8%
Capcom Co., Ltd.	390	9,078
Hoya Corporation	65	8,951
Keyence Corporation	100	47,705
TDK Corporation	1,700	21,885
		87,619
Germany 4.1%
Allianz SE	34	11,127
SAP SE	280	64,042
		75,169
Denmark 3.8%
Novo Nordisk A/S - Class B	581	68,875
China 3.4%
JD.com, Inc. - Class A - ADR	1,223	48,923
Tencent Holdings Limited	219	12,147
		61,070
Netherlands 1.6%
ASML Holding N.V.	29	24,465
BE Semiconductor Industries N.V.	35	4,420
		28,885
Spain 1.3%
Amadeus IT Holding, S.A. (c)	324	23,421
Italy 1.3%
Brunello Cucinelli S.p.A.	145	15,670
Ferrari N.V.	8	3,526
Moncler S.p.A.	61	3,865
		23,061
Israel 0.9%
Nice Ltd - ADR (a) (b)	98	17,056
Switzerland 0.9%
Lonza Group AG	24	15,456
Canada 0.6%
Canadian Pacific Kansas City Limited (b)	128	10,922
Total Common Stocks (cost $894,859)		1,809,784
SHORT TERM INVESTMENTS 1.8%
Securities Lending Collateral 1.1%
JNL Government Money Market Fund - Class SL, 4.92% (d) (e)	19,058	19,058
Investment Companies 0.7%
JNL Government Money Market Fund - Class I, 4.82% (d) (e)	13,206	13,206
Total Short Term Investments (cost $32,264)		32,264
Total Investments 101.7% (cost $927,123)		1,842,048
Other Assets and Liabilities, Net (1.7)%		(30,502)
Total Net Assets 100.0%		1,811,546

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2024.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/Invesco Global Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	8,502	185,043	180,339	242	—	—	13,206	0.7
JNL Government Money Market Fund, 4.92% - Class SL	241	140,470	121,653	161	—	—	19,058	1.1
	8,743	325,513	301,992	403	—	—	32,264	1.8

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/Invesco Global Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Amadeus IT Holding, S.A.	09/20/22	17,960	23,421	1.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Global Growth Fund
Assets - Securities
Common Stocks
United States of America	1,041,212	4,143	—	1,045,355
India	28,268	102,669	—	130,937
France	—	126,481	—	126,481
Sweden	—	95,477	—	95,477
Japan	—	87,619	—	87,619
Germany	—	75,169	—	75,169
Denmark	—	68,875	—	68,875
China	48,923	12,147	—	61,070
Netherlands	—	28,885	—	28,885
Spain	—	23,421	—	23,421
Italy	—	23,061	—	23,061
Israel	17,056	—	—	17,056
Switzerland	—	15,456	—	15,456
Canada	10,922	—	—	10,922
Short Term Investments	32,264	—	—	32,264
	1,178,645	663,403	—	1,842,048

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/Invesco Small Cap Growth Fund
COMMON STOCKS 99.3%
Health Care 22.4%
ADMA Biologics, Inc. (a)	908	18,145
Ascendis Pharma A/S - ADR (a)	91	13,622
BioLife Solutions, Inc. (a)	604	15,126
Bio-Techne Corporation	175	14,020
Blueprint Medicines Corporation (a)	99	9,161
Canticle Pharmaceuticals, Inc. (a)	38	8,003
Encompass Health Corporation	206	19,875
Glaukos Corporation (a)	140	18,272
Guardant Health, Inc. (a)	374	8,569
Halozyme Therapeutics, Inc. (a)	152	8,689
HealthEquity, Inc. (a)	162	13,233
Inspire Medical Systems, Inc. (a)	59	12,550
Integer Holdings Corporation (a)	111	14,410
Intra-Cellular Therapies, Inc. (a)	199	14,535
Lantheus Holdings, Inc. (a)	183	20,103
Merit Medical Systems, Inc. (a)	171	16,926
Natera, Inc. (a)	140	17,822
Option Care Health, Inc. (a)	385	12,064
Prestige Consumer Healthcare Inc. (a)	231	16,684
Repligen Corporation (a)	91	13,563
Tenet Healthcare Corporation (a)	180	29,887
TransMedics Group, Inc. (a)	122	19,089
Twist Bioscience Corporation (a)	399	18,037
UFP Technologies, Inc. (a)	44	13,993
Vaxcyte, Inc. (a)	154	17,654
Vericel Corporation (a)	294	12,411
Viking Therapeutics, Inc. (a)	139	8,799
		405,242
Information Technology 21.9%
ACI Worldwide, Inc. (a)	272	13,832
Allegro Microsystems Inc. (a)	422	9,831
Altair Engineering Inc. - Class A (a)	200	19,109
Astera Labs, Inc. (a)	259	13,580
Braze, Inc. - Class A (a)	309	10,000
Clearwater Analytics Holdings, Inc. - Class A (a)	552	13,936
Coherent Corp. (a)	267	23,714
Confluent, Inc. - Class A (a)	223	4,551
CyberArk Software Ltd. (a)	57	16,566
Descartes Systems Group Inc., The (a)	130	13,422
DigitalOcean Holdings, Inc. (a)	381	15,377
Fabrinet (a)	42	9,815
Guidewire Software, Inc. (a)	149	27,288
Harmonic, Inc. (a)	645	9,401
Impinj, Inc. (a)	57	12,292
Itron, Inc. (a)	130	13,847
Littelfuse, Inc.	49	12,925
MACOM Technology Solutions Holdings, Inc. (a)	160	17,857
Nova Ltd. (a)	57	11,958
Novanta Inc. (a)	73	13,000
Onto Innovation Inc. (a)	75	15,655
PAR Technology Corporation (a)	174	9,085
Pegasystems Inc.	198	14,439
Procore Technologies, Inc. (a)	190	11,721
Q2 Holdings, Inc. (a)	266	21,223
SentinelOne, Inc. - Class A (a)	595	14,231
Sitime Corporation (a)	87	14,846
Varonis Systems, Inc. (a)	238	13,422
		396,923
Industrials 20.1%
AAON, Inc.	227	24,508
AECOM	130	13,423
Applied Industrial Technologies, Inc.	67	14,994
CBIZ, Inc. (a)	75	5,045
Clean Harbors, Inc. (a)	104	25,192
Comfort Systems USA, Inc.	38	14,719
Construction Partners, Inc. - Class A (a)	233	16,235
Enpro Inc.	92	15,003
ESAB Corporation	129	13,747
Federal Signal Corporation	197	18,425
FTAI Aviation Ltd.	128	16,987
GXO Logistics Inc. (a)	287	14,951
KBR, Inc.	222	14,473
Loar Holdings Inc. (a)	67	4,995
MOOG Inc. - Class A	76	15,397
Nordson Corporation	62	16,168
Nvent Electric Public Limited Company	283	19,891
RBC Bearings Incorporated (a)	59	17,676
Saia, Inc. (a)	39	16,963
Simpson Manufacturing Co., Inc.	75	14,316
SiteOne Landscape Supply, Inc. (a)	39	5,914
Sterling Infrastructure, Inc. (a)	105	15,282
The AZEK Company Inc. - Class A (a)	295	13,805
Vm Consolidated, Inc. - Class A (a)	479	13,315
Zurn Elkay Water Solutions Corporation	96	3,454
		364,878
Consumer Discretionary 13.1%
Academy Sports & Outdoors, Inc.	155	9,057
Boot Barn Holdings, Inc. (a)	31	5,195
Bright Horizons Family Solutions, Inc. (a)	134	18,738
Cavco Industries, Inc. (a)	40	16,927
Installed Building Products, Inc.	65	16,093
M/I Homes, Inc. (a)	72	12,403
Modine Manufacturing Company (a)	147	19,506
Murphy USA Inc.	30	15,000
Ollie's Bargain Outlet Holdings, Inc. (a)	149	14,473
RH (a)	16	5,449
Shake Shack, Inc. - Class A (a)	158	16,283
SharkNinja, Inc.	169	18,344
Stride, Inc. (a)	258	22,013
Texas Roadhouse, Inc. - Class A	78	13,727
Travel + Leisure Co.	165	7,589
Wingstop Inc.	34	14,211
Wyndham Hotels & Resorts, Inc.	152	11,878
		236,886
Financials 8.5%
Hamilton Lane Incorporated - Class A	123	20,659
Jefferies Financial Group Inc.	331	20,351
PennyMac Financial Services, Inc.	165	18,858
Piper Sandler Companies	62	17,486
StepStone Group Inc. - Class A	308	17,485
The Bancorp, Inc. (a)	294	15,752
TMX Group Limited	817	25,615
Western Alliance Bancorporation	213	18,465
		154,671
Materials 4.0%
ATI Inc. (a)	269	18,014
Eagle Materials Inc.	78	22,335
Element Solutions Inc.	796	21,611
Quaker Chemical Corporation	59	9,989
		71,949
Consumer Staples 3.3%
e.l.f. Beauty, Inc. (a)	68	7,410
Freshpet, Inc. (a)	146	20,001
Maplebear Inc. (a)	334	13,601
Post Holdings, Inc. (a)	170	19,661
		60,673
Energy 3.3%
Chord Energy Corporation	61	7,893
Matador Resources Company	178	8,784
Permian Resources Corporation - Class A	739	10,061
Range Resources Corporation	271	8,328
TechnipFMC PLC	590	15,467
Weatherford International Public Limited Company	109	9,238
		59,771
Real Estate 1.5%
EastGroup Properties, Inc.	68	12,795
Terreno Realty Corporation	204	13,647
		26,442
Utilities 1.2%
Talen Energy Corporation (a)	120	21,340
Total Common Stocks (cost $1,362,190)		1,798,775

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 1.0%
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 4.82% (b) (c)	15,590	15,590
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.92% (b) (c)	3,717	3,717
Total Short Term Investments (cost $19,307)		19,307
Total Investments 100.3% (cost $1,381,497)		1,818,082
Other Assets and Liabilities, Net (0.3)%		(6,201)
Total Net Assets 100.0%		1,811,881

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/Invesco Small Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	59,537	329,268	373,215	988	—	—	15,590	0.9
JNL Government Money Market Fund, 4.92% - Class SL	—	70,767	67,050	29	—	—	3,717	0.2
	59,537	400,035	440,265	1,017	—	—	19,307	1.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Small Cap Growth Fund
Assets - Securities
Common Stocks	1,798,775	—	—	1,798,775
Short Term Investments	19,307	—	—	19,307
	1,818,082	—	—	1,818,082

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/JPMorgan Global Allocation Fund
COMMON STOCKS 50.8%
United States of America 30.6%
3M Company	1	191
Abbott Laboratories	22	2,466
AbbVie Inc. (a)	23	4,459
Advanced Micro Devices, Inc. (b)	22	3,595
Affirm Holdings, Inc. - Class A (b)	1	35
Air Lease Corporation - Class A	3	112
Alcoa Corporation	2	82
Alnylam Pharmaceuticals, Inc. (b)	1	205
Alphabet Inc. - Class C	10	1,663
Amazon.com, Inc. (a) (b)	108	20,164
American Express Company	1	162
American Homes 4 Rent - Class A	3	103
AMETEK, Inc.	2	319
Analog Devices, Inc.	—	74
AON Public Limited Company - Class A	10	3,458
Apple Hospitality REIT, Inc.	4	54
Apple Inc.	53	12,491
Arch Capital Group Ltd. (b)	1	63
Archer-Daniels-Midland Company	1	80
Arista Networks, Inc. (b)	1	262
Aspen Technology, Inc. (b)	—	55
AutoZone, Inc. (b)	1	4,063
Axalta Coating Systems Ltd. (b)	3	94
Baker Hughes Company - Class A	80	2,873
Bank of America Corporation	125	4,960
Bath & Body Works, Inc.	4	130
Berkshire Hathaway Inc. - Class B (b)	2	899
Best Buy Co., Inc.	1	79
Biogen Inc. (b)	1	98
BioMarin Pharmaceutical Inc. (b)	1	64
BJ's Wholesale Club Holdings, Inc. (b)	2	170
Blackstone Inc. - Class A	3	447
Block, Inc. - Class A (b)	5	351
Booking Holdings Inc.	—	514
Booz Allen Hamilton Holding Corporation - Class A	2	293
Bristol-Myers Squibb Company	11	587
Broadcom Inc.	7	1,202
Brunswick Corporation	1	41
Capital One Financial Corporation	2	299
Capri Holdings Limited (b)	1	53
Cardinal Health, Inc.	2	252
Carlisle Companies Incorporated	—	145
Carnival Corporation (b)	7	136
Carrier Global Corporation	4	339
Carter's, Inc.	1	83
CBRE Group, Inc. - Class A (b)	1	72
CDW Corp.	—	38
Cencora, Inc.	1	173
Charles Schwab Corporation, The	30	1,931
Chevron Corporation	4	654
Chubb Limited	—	111
Cisco Systems, Inc.	1	61
Citigroup Inc.	5	311
CME Group Inc. - Class A	8	1,602
CMS Energy Corporation	10	708
Coca-Cola Company, The	43	3,092
Columbia Sportswear Company	1	49
Comcast Corporation - Class A	2	87
ConocoPhillips	2	233
Constellation Brands, Inc. - Class A	1	252
Copart, Inc. (b)	6	325
Corning Incorporated	2	95
Corpay Inc (b)	1	332
Coterra Energy Inc.	2	55
CrowdStrike Holdings, Inc. - Class A (b)	1	154
CSX Corporation	6	203
CVS Health Corporation	8	504
CWT Travel Group Incorporated (b)	1	4
Delta Air Lines, Inc.	2	96
Dick's Sporting Goods, Inc.	—	61
Digital Realty Trust, Inc.	21	3,375
Dominion Energy, Inc.	39	2,276
Domino's Pizza, Inc.	—	198
DoorDash, Inc. - Class A (b)	2	346
Dover Corporation	1	147
Dow Inc.	20	1,088
e.l.f. Beauty, Inc. (b)	2	171
Eagle Materials Inc.	1	175
EastGroup Properties, Inc.	—	48
Eaton Corporation Public Limited Company	—	62
Edison International	1	76
El Paso Electric Company (b) (c)	1	9
Elanco Animal Health Incorporated (b)	6	88
Eli Lilly and Company	1	1,111
Emerson Electric Co.	2	202
Entegris, Inc.	2	267
Entergy Corporation	—	51
EOG Resources, Inc.	4	451
EQT Corporation	5	167
Equinix, Inc.	—	243
Equity Lifestyle Properties, Inc.	2	149
Exact Sciences Corporation (b)	2	117
ExlService Holdings, Inc. (b)	8	318
Expedia Group, Inc. (b)	1	79
Exxon Mobil Corporation	60	7,110
Federal Realty Investment Trust	1	100
FedEx Corporation	1	343
Fidelity National Information Services, Inc.	42	3,511
Fifth Third Bancorp	7	300
First Citizens BancShares, Inc. - Class A	—	278
First Solar, Inc. (b)	—	76
Fiserv, Inc. (b)	22	3,945
FMC Corporation	2	122
Fortune Brands Innovations, Inc.	1	108
Freeport-McMoRan Inc.	3	159
Garmin Ltd.	2	277
GE Vernova Inc. (b)	—	105
General Dynamics Corporation	—	136
Genpact Limited	2	90
Gentex Corporation	3	86
Goldman Sachs Group, Inc., The	1	286
Graphic Packaging Holding Company	8	240
HCA Healthcare, Inc.	—	184
Henry Schein, Inc. (b)	2	159
Hess Corporation	1	92
Hewlett Packard Enterprise Company	16	330
Hilton Worldwide Holdings Inc.	1	168
Home Depot, Inc. , The	1	314
Honeywell International Inc.	17	3,497
Host Hotels & Resorts, Inc.	2	39
Hubbell Incorporated	1	249
HubSpot, Inc. (b)	1	260
Humana Inc.	1	190
IAC Inc. (b)	2	114
Ingersoll Rand Inc.	3	322
Intel Corporation	2	56
Interactive Brokers Group, Inc. - Class A	2	340
International Business Machines Corporation	—	70
International Paper Company	3	142
Intra-Cellular Therapies, Inc. (b)	2	155
Intuit Inc.	1	557
Intuitive Surgical, Inc. (b)	1	637
IQVIA Holdings Inc (b)	1	144
ITT Inc.	2	356
James Hardie Industries Public Limited Company - CHESS	1	22
Jefferies Financial Group Inc.	1	51
Johnson & Johnson	46	7,373
Kenvue Inc.	3	58
Keurig Dr Pepper Inc.	4	152
Kimco Realty OP, LLC	3	69
Kinder Morgan, Inc.	7	145
KKR & Co. Inc. - Class A	3	362
Kontoor Brands, Inc.	1	73
Labcorp Holdings Inc.	1	245
Lam Research Corporation	—	308

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Lamar Advertising Company - Class A	1	119
Lamb Weston Holdings, Inc.	2	113
Linde Public Limited Company	2	1,033
Lineage, Inc.	—	16
Live Nation Entertainment, Inc. (b)	1	123
Loews Corporation	3	235
Lowe`s Companies, Inc.	1	320
LPL Financial Holdings Inc.	—	87
M&T Bank Corporation	2	341
Martin Marietta Materials, Inc.	—	111
Masco Corporation	1	104
MasterCard Incorporated - Class A	22	10,927
McDonald's Corporation	17	5,122
McKesson Corporation	1	428
Media Group Holdings LLC (c) (d)	3,345	—
Medtronic, Inc.	1	68
Merck & Co., Inc.	1	125
Meta Platforms, Inc. - Class A	30	17,012
MetLife, Inc.	2	129
Mettler-Toledo International Inc. (b)	—	160
MGIC Investment Corporation	8	205
Microchip Technology Incorporated	29	2,309
Micron Technology, Inc.	25	2,593
Microsoft Corporation	62	26,827
Mid-America Apartment Communities, Inc.	1	147
Middleby Corporation, The (b)	1	103
Mohawk Industries, Inc. (b)	2	299
Mondelez International, Inc. - Class A	26	1,951
MongoDB, Inc. - Class A (b)	1	137
Moody's Corporation	1	408
Morgan Stanley	1	109
Murphy USA Inc.	—	71
Natera, Inc. (b)	3	320
Netflix, Inc. (b)	1	499
Neurocrine Biosciences, Inc. (b)	—	26
Nexstar Media Group, Inc. - Class A	—	64
NextEra Energy, Inc.	28	2,331
NiSource Inc.	46	1,575
Northern Trust Corporation	3	260
Northrop Grumman Corporation	—	42
NVIDIA Corporation	194	23,600
On Semiconductor Corporation (b)	2	166
Oracle Corporation	4	599
Oscar Health, Inc. - Class A (b)	3	53
Otis Worldwide Corporation	70	7,240
OUTFRONT Media Inc.	4	74
Owens Corning	1	163
Packaging Corporation of America	—	95
Palo Alto Networks, Inc. (b)	2	517
Paylocity Holding Corporation (b)	—	46
Performance Food Group Company (b)	5	352
PG&E Corporation	6	122
Philip Morris International Inc.	4	494
Phillips 66	1	124
Pool Corporation	—	169
Post Holdings, Inc. (b)	1	127
Procter & Gamble Company, The	1	168
ProLogis Inc.	21	2,590
Public Service Enterprise Group Incorporated	1	83
Public Storage Operating Company	—	126
Quanta Services, Inc.	2	502
Rayonier Inc.	2	54
Regal Rexnord Corporation	1	115
Regency Centers Corporation	2	130
Regeneron Pharmaceuticals, Inc. (b)	3	2,773
Regions Financial Corporation	6	137
Ross Stores, Inc.	38	5,644
RTX Corporation	1	140
Saia, Inc. (b)	1	233
Salesforce, Inc.	13	3,502
SBA Communications Corporation - Class A	1	301
Seagate Technology Holdings Public Limited Company	2	232
Silgan Holdings Inc.	3	150
Sirius XM Holdings Inc. (b)	2	52
Snowflake Inc. - Class A (b)	1	106
Southwest Airlines Co.	3	93
Starbucks Corporation	2	189
State Street Corporation	2	168
Synopsys, Inc. (b)	1	274
Take-Two Interactive Software, Inc. (b)	2	249
Tapestry, Inc.	3	137
TD SYNNEX Corporation	1	162
TechnipFMC PLC	15	394
Teradyne, Inc.	2	278
Tesla Inc. (b)	16	3,980
Texas Instruments Incorporated	1	168
Texas Roadhouse, Inc. - Class A	—	42
Textron Inc.	1	92
The AES Corporation	10	191
The Chemours Company	6	121
The Cigna Group	—	94
The Cooper Companies, Inc. (b)	3	284
The Hershey Company	1	114
The PNC Financial Services Group, Inc.	1	174
The Progressive Corporation	2	481
The Southern Company	91	8,233
The Timken Company	1	64
Thermo Fisher Scientific Inc.	1	351
TJX Companies, Inc., The	4	485
T-Mobile US, Inc.	—	72
Trade Desk, Inc., The - Class A (b)	4	397
Trane Technologies Public Limited Company	2	584
Travelers Companies, Inc. , The	1	221
Truist Financial Corporation	9	363
Uber Technologies, Inc. (b)	72	5,378
Ulta Beauty, Inc. (b)	—	171
Union Pacific Corporation	1	125
United Parcel Service, Inc. - Class B	1	118
UnitedHealth Group Incorporated	18	10,812
Universal Music Group N.V. (e)	1	31
Verizon Communications Inc.	2	85
Vertex Pharmaceuticals Incorporated (b)	—	133
Vertiv Holdings Co - Class A	2	240
Vornado Realty Trust	2	81
W. R. Berkley Corporation	1	74
Walmart Inc.	2	145
Wells Fargo & Company (a)	59	3,347
Welltower Inc.	21	2,638
WESCO International, Inc.	—	45
Western Digital Corporation (b)	35	2,423
Weyerhaeuser Company	4	133
Williams Companies, Inc., The	4	164
Willscot Holdings Corporation - Class A (b)	3	105
XCEL Energy Inc.	1	76
Yum! Brands, Inc.	43	6,055
Zillow Group, Inc. - Class C (b)	1	72
Zimmer Biomet Holdings, Inc.	1	69
		303,990
France 3.4%
Aeroports de Paris	—	6
Airbus SE	21	3,026
Amundi (d)	—	6
AXA	2	85
Biomerieux SA	—	6
BNP Paribas	1	89
Bollore SE	1	6
Bouygues	—	9
Bureau Veritas	—	13
Capgemini France	—	44
Carrefour	1	11
Compagnie De Saint-Gobain	1	52
Compagnie Generale des Etablissements Michelin	23	932
Credit Agricole SA	2	23
Danone	1	58
Dassault Aviation	—	5
Dassault Systemes	19	747
Edenred	—	12
Eiffage	—	9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Engie	2	39
EssilorLuxottica	—	85
Eurofins Scientific SE (e)	—	10
Getlink S.E.	—	7
Hermes International	—	106
IPSEN	—	6
Kering	—	25
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	6	1,249
Legrand	21	2,378
L'Oreal	—	136
LVMH Moet Hennessy Louis Vuitton	15	11,369
Orange	2	25
Pernod Ricard	16	2,373
Publicis Groupe SA	—	31
Safran	20	4,779
Sanofi	15	1,773
Sartorius Stedim Biotech	—	8
Schneider Electric SE	1	178
Societe d'exploitation Hoteliere	—	8
Societe Generale	1	22
Thales	—	19
TotalEnergies SE (e)	3	173
Veolia Environnement	1	26
VINCI	34	4,020
Vivendi SE	1	10
		33,994
United Kingdom 2.4%
3I Group PLC	33	1,445
Admiral Group PLC	—	11
Anglo American PLC	2	49
Ashtead Group Public Limited Company	1	42
Associated British Foods PLC	—	13
AstraZeneca PLC	10	1,519
Auto Trader Group PLC	1	13
Aviva PLC	3	22
B&M European Value Retail S.A.	1	6
BAE Systems PLC	4	63
Barclays PLC	19	56
Barratt Developments PLC	2	11
BP P.L.C.	426	2,229
British American Tobacco P.L.C.	3	90
BT Group PLC (e)	8	16
Bunzl Public Limited Company	—	19
Burberry Group PLC	—	4
Centrica PLC	7	10
Coca-Cola Europacific Partners PLC	—	20
Compass Group PLC	2	68
Convatec Group PLC (d)	2	6
Croda International Public Limited Company	—	9
CVC Capital Partners PLC (b)	1	17
Diageo PLC	83	2,891
DS Smith PLC	2	11
Entain PLC	1	8
Experian PLC	1	60
Fiat Chrysler Automobiles N.V.	3	37
Flutter Entertainment Public Limited Company (b)	—	47
GSK PLC	5	104
Haleon PLC	8	44
Halma Public Limited Company	—	17
Hargreaves Lansdown PLC	—	7
Hikma Pharmaceuticals Public Limited Company	—	5
Hiscox Ltd.	1	11
Howden Joinery Group PLC	1	8
HSBC Holdings PLC (e)	29	259
HSBC Holdings PLC	23	208
Imperial Brands PLC	1	31
Informa PLC	2	18
InterContinental Hotels Group PLC	7	781
Intermediate Capital Group PLC	—	11
International Consolidated Airlines Group, S.A.	5	12
Intertek Group Plc	—	14
J Sainsbury PLC	2	8
JD Sports Fashion PLC	3	6
Kingfisher PLC	2	10
Land Securities Group PLC	1	8
Legal & General Group PLC	9	27
Lloyds Banking Group PLC	1,991	1,563
London Stock Exchange Group PLC	6	767
M&G PLC	3	8
Melrose Industries PLC	2	9
Mondi PLC	1	10
National Grid PLC	6	84
NatWest Group PLC	8	36
Next PLC	—	19
Pearson PLC	1	11
Persimmon Public Limited Company	—	9
Phoenix Group Holdings PLC	1	9
Reckitt Benckiser Group PLC	1	54
Relx PLC	29	1,383
Relx PLC	67	3,152
Rentokil Initial PLC	3	15
Rightmove PLC	1	8
Rio Tinto PLC	1	92
Rolls-Royce Holdings PLC (b)	11	75
Schroders PLC	2	11
SEGRO Public Limited Company	2	18
Severn Trent PLC	—	12
Shell PLC - Class A	97	3,144
Smith & Nephew PLC	1	17
Smiths Group PLC	—	10
Spirax Group PLC	—	9
SSE PLC	110	2,762
Standard Chartered PLC	3	28
Taylor Wimpey PLC	4	10
Tesco PLC	9	41
The Berkeley Group Holdings PLC	—	8
The Sage Group PLC.	1	17
Unilever PLC	3	199
United Utilities PLC	1	11
Vodafone Group Public Limited Company	26	26
Weir Group PLC(The)	—	9
Whitbread PLC	—	9
Wise PLC - Class A (b)	1	8
WPP 2012 Limited	1	14
		24,048
Japan 2.0%
ABC-Mart, Inc.	—	4
Advantest Corporation	1	42
AEON Co., Ltd.	1	30
AGC Inc.	—	6
Aisin Corporation	1	7
Ajinomoto Co., Inc.	1	23
ANA Holdings Inc.	—	4
Asahi Group Holdings, Ltd.	2	24
Asahi Intecc Co., Ltd.	—	5
Asahi Kasei Corporation (e)	2	12
ASICS Corporation	1	19
Astellas Pharma Inc.	2	26
Bandai Namco Holdings Inc.	1	18
Bridgestone Corporation	1	27
Brother Industries, Ltd. (e)	—	8
Canon Inc.	1	39
Capcom Co., Ltd.	—	9
Central Japan Railway Company	1	30
Chubu Electric Power Co., Ltd.	1	12
Chugai Pharmaceutical Co., Ltd.	1	39
Concordia Financial Group, Ltd. (e)	2	8
Dai Nippon Printing Co., Ltd.	1	11
Daifuku Co., Ltd.	1	10
Dai-ichi Life Holdings, Inc.	1	31
Daiichi Sankyo Company, Limited	2	79
Daikin Industries, Ltd.	—	55
Daito Trust Construction Co., Ltd.	—	12
Daiwa House Industry Co., Ltd (e)	1	25
Daiwa Securities Group Inc. (e)	2	12
DENSO Corporation	3	42
DISCO Corporation	—	27
East Japan Railway Company	1	26

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Eisai Co., Ltd. (e)	—	11
ENEOS Holdings, Inc.	4	20
FANUC Corporation	1	32
Fast Retailing Co., Ltd.	—	66
Fuji Electric Co., Ltd.	—	12
FUJIFILM Holdings Corporation	2	41
Fujitsu Limited	2	43
Fukuoka Financial Group, Inc. (e)	—	5
GLP J-REIT	—	6
Hamamatsu Photonics K.K.	—	5
Hankyu Hanshin Holdings, Inc. (e)	—	9
Hitachi Construction Machinery Co., Ltd.	—	2
Hitachi, Ltd.	42	1,079
Honda Motor Co., Ltd. (e)	6	64
Hoshizaki Corporation	—	3
Hoya Corporation	4	608
Hulic Co., Ltd.	1	6
IBIDEN Co., Ltd.	—	6
Idemitsu Kosan Co., Ltd.	1	9
Inpex Corporation	1	15
Isuzu Motors Limited	1	10
ITOCHU Corporation	11	608
Japan Airlines Co., Ltd.	—	5
Japan Exchange Group, Inc.	73	944
Japan Metropolitan Fund Investment Corporation	—	5
Japan Post Bank Co., Ltd.	2	17
Japan Post Holdings Co., Ltd.	3	26
Japan Post Insurance Co., Ltd.	—	5
Japan Real Estate Investment Corporation	—	4
Japan Tobacco Inc.	1	41
JFE Holdings, Inc. (e)	1	9
Kajima Corporation	1	11
Kao Corporation	1	30
Kawasaki Heavy Industries, Ltd.	—	8
Kawasaki Kisen Kaisha, Ltd. (e)	1	8
KDDI Corporation	2	61
Keisei Electric Railway Co., Ltd. (e)	—	6
Keyence Corporation	1	669
Kikkoman Corporation (e)	1	14
Kintetsu Group Holdings Co., Ltd	—	7
Kirin Holdings Company, Limited	1	15
Kobe Bussan Co., Ltd. (e)	—	6
Koito Manufacturing Co., Ltd.	—	4
Komatsu Ltd. (e)	1	33
Konami Holdings Corporation	—	10
Kubota Corporation	1	20
Kurita Water Industries Ltd.	—	4
KYOCERA Corporation (e)	2	21
Kyoto Financial Group, Inc. (e)	—	6
Kyowa Kirin Co., Ltd.	—	5
Lasertec Co., Ltd.	—	17
LY Corporation	3	10
M3, Inc.	1	6
Makita Corporation	—	10
Marubeni Corporation	2	35
MatsukiyoCocokara & Co. (e)	1	8
Mazda Motor Corporation	1	7
McDonald's Holdings Company (Japan), Ltd.	—	5
Meiji Holdings Co., Ltd. (e)	—	7
Minebeamitsumi Inc. (e)	1	10
MISUMI Group Inc.	—	7
Mitsubishi Chemical Group Corporation	2	12
Mitsubishi Corporation	5	104
Mitsubishi Electric Corporation	3	41
Mitsubishi Estate Co., Ltd.	2	25
Mitsubishi HC Capital Inc. (e)	1	7
Mitsubishi Heavy Industries, Ltd.	4	62
Mitsubishi Motors Corporation (e)	1	3
Mitsubishi UFJ Financial Group Inc	90	918
Mitsui & Co., Ltd.	4	82
Mitsui Chemicals, Inc.	—	5
Mitsui Fudosan Co., Ltd.	78	726
Mitsui O.S.K. Lines, Ltd. (e)	—	14
Mizuho Bank, Ltd.	—	9
Mizuho Financial Group, Inc. (e)	3	66
MonotaRO Co., Ltd.	—	5
MS&AD Insurance Group Holdings, Inc.	2	40
Murata Manufacturing Co., Ltd. (e)	2	47
Nec Corporation	—	29
NEXON Co., Ltd.	1	10
NGK Insulators, Ltd. (e)	—	4
Nidec Corporation (e)	1	25
Nintendo Co., Ltd.	1	69
Nippon Building Fund Inc.	—	9
Nippon Express Co., Ltd.	—	5
Nippon Paint Holdings Co., Ltd.	1	10
Nippon Prologis REIT, Inc.	—	5
Nippon Sanso Holdings Corporation (e)	—	11
Nippon Steel Corporation	1	27
Nippon Telegraph and Telephone Corporation	35	35
Nippon Yusen Kabushiki Kaisha	1	22
Nissan Chemical Corporation	—	4
Nissan Motor Co., Ltd.	3	8
Nissin Food Holdings Co., Ltd.	—	8
Niterra Co., Ltd.	—	6
Nitori Holdings Co., Ltd.	—	15
Nitto Denko Corporation	1	17
Nomura Holdings, Inc. (e)	4	19
Nomura Real Estate Holdings, Inc.	—	3
Nomura Real Estate Master Fund, Inc.	—	4
Nomura Research Institute, Ltd.	1	18
NTT DATA Corporation	1	14
Obayashi Corporation (e)	1	10
OBIC Co., Ltd.	1	18
Odakyu Electric Railway Co., Ltd. (e)	—	4
Olympus Corporation	2	29
OMRON Corporation (e)	—	14
Ono Pharmaceutical Co., Ltd.	1	7
Oriental Land Co., Ltd.	1	36
ORIX Corporation	1	33
Osaka Gas Co., Ltd.	1	11
Otsuka Corporation	—	7
Otsuka Holdings Co., Ltd.	1	34
Pan Pacific International Holdings Corporation	1	18
Panasonic Holdings Corporation	3	25
Rakuten Group, Inc.	2	12
Recruit Holdings Co., Ltd.	2	116
Renesas Electronics Corporation	2	26
Resona Holdings, Inc.	3	20
Ricoh Company, Ltd.	1	9
ROHM Co., Ltd.	—	4
SBI Holdings, Inc.	—	7
SCREEN Holdings Co., Ltd.	—	7
SCSK Corporation	—	6
Secom Co., Ltd.	1	22
Seiko Epson Corporation.	—	7
Sekisui Chemical Co., Ltd.	—	5
Sekisui House, Ltd.	1	19
Seven & I Holdings Co., Ltd.	3	45
SG Holdings Co., Ltd. (e)	1	5
Shimadzu Corporation (e)	—	13
Shimano Inc.	—	19
Shimizu Corporation	1	5
Shin-Etsu Chemical Co., Ltd.	132	5,512
Shionogi & Co., Ltd.	1	17
Shiseido Company, Limited (e)	1	14
SMC Corporation	—	44
SoftBank Corp.	35	46
SoftBank Group Corp	1	71
Sojitz Corporation	—	6
Sompo Holdings, Inc. (e)	1	27
Sony Group Corporation	72	1,400
Square Enix Holdings Co., Ltd.	—	4
Subaru Corporation. (e)	1	12
SUMCO Corporation	—	3
Sumitomo Corporation	2	34
Sumitomo Electric Industries, Ltd.	1	16
Sumitomo Metal Mining Co., Ltd.	—	9
Sumitomo Mitsui Financial Group, Inc. (e)	5	102
Sumitomo Mitsui Trust Bank, Limited	1	21

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Sumitomo Realty & Development Co., Ltd.	1	20
Suntory Beverage & Food Limited	—	8
Suzuki Motor Corporation (e)	2	27
Sysmex Corporation	1	16
T&D Holdings, lnc.	1	12
Taisei Corporation	—	9
Takeda Pharmaceutical Co Ltd (e)	2	54
TDK Corporation	3	32
Terumo Corporation	42	799
The Chiba Bank, Ltd.	1	7
The Kansai Electric Power Company, Incorporated	1	16
TIS Inc.	—	5
TOBU Railway Co., LTD. (e)	—	5
Toho Co., Ltd.	—	4
Tokio Marine Holdings, Inc. (e)	70	2,575
Tokyo Century Corporation	—	2
Tokyo Electric Power Company Holdings, Inc. (b)	1	4
Tokyo Electron Limited	1	107
Tokyo Gas Co., Ltd. (e)	1	12
Tokyu Corporation	1	9
Tokyu Fudosan Holdings Co., Ltd. (e)	1	6
TOPPAN Holdings Inc. (e)	—	12
Toray Industries, Inc. (e)	2	12
Tosoh Corporation	—	5
TOTO Ltd.	—	7
Toyo Suisan Kaisha, Ltd.	—	7
Toyota Industries Corporation (e)	—	15
Toyota Motor Corporation	15	265
Toyota Tsusho Corporation	1	16
Trend Micro Incorporated	—	12
Unicharm Corporation	—	14
West Japan Railway Company	1	11
Yakult Honsha Co., Ltd. (e)	—	9
Yamaha Motor Co., Ltd.	1	11
Yamato Holdings Co., Ltd.	—	5
Yaskawa Electric Corporation	—	10
Yokogawa Electric Corporation	—	10
Zensho Holdings Co., Ltd.	—	6
ZOZO, Inc. (e)	—	7
		20,135
Taiwan 1.6%
Accton Technology Corporation	11	184
ASE Technology Holding Co., Ltd.	44	208
ASPEED Technology Inc.	1	155
Delta Electronics, Inc.	22	269
eMemory Technology Inc.	1	120
Quanta Computer Inc.	43	359
Realtek Semiconductor Corporation	19	283
Silergy Corp.	17	252
Taiwan Semiconductor Manufacturing Company Limited - ADR	34	5,960
Taiwan Semiconductor Manufacturing Company Limited	262	7,949
Wiwynn Corporation	2	110
Yuanta Financial Holding Co., Ltd	154	153
		16,002
China 1.4%
Alibaba Group Holding Limited (d)	87	1,170
Anjing Food Group Co., Ltd. - Class A	12	161
BYD Company Limited - Class H	3	108
Chacha Food Company, Limited - Class A	26	122
China Construction Bank Corporation - Class H	924	691
China Merchants Bank Co., Ltd. - Class H	95	461
China Resources Gas Group Limited	55	221
China Yangtze Power Co., Ltd. - Class A	91	390
Fuyao Glass Industry Group Co., Ltd. - Class H (d)	48	323
Ganfeng Lithium Group Co., Ltd - Class A	22	105
H World Group Limited	51	190
Haier Smart Home Co., Ltd. - Class H	88	346
Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	36	147
Jiangsu Hengli Hydraulic Technology Co., Ltd. - Class A	20	179
Kanzhun Limited - ADR	11	192
KE Holdings Inc. - Class A - ADR	6	125
Meituan - Class B (b) (d)	8	175
Midea Group Co., Ltd. - Class A	33	360
NetEase, Inc.	21	386
PICC Property and Casualty Company Limited - Class H	108	160
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (b)	4	564
Ping An Insurance (Group) Company of China, Ltd. - Class H	73	452
Tencent Holdings Limited	92	5,085
Tingyi (Cayman Islands) Holding Corp.	92	132
Wuliangye Yibin Co., Ltd. - Class A	7	151
WuXi Biologics (Cayman) Inc. (b) (d)	5	10
Xiaomi Corporation (b) (d)	63	178
Yum China Holdings, Inc.	3	154
Yum China Holdings, Inc.	19	827
Zijin Mining Group Co., Ltd. - Class H	108	241
ZTO Express (Cayman) Inc. (d)	7	165
		13,971
Germany 1.2%
Adidas AG - Class N	—	52
Allianz SE	1	161
BASF SE - Class N	1	59
Bayer Aktiengesellschaft - Class N	1	39
Bayerische Motoren Werke Aktiengesellschaft	—	32
Beiersdorf Aktiengesellschaft	—	18
Brenntag SE - Class N	—	11
Carl Zeiss Meditec AG	—	4
Commerzbank Aktiengesellschaft	1	22
Continental Aktiengesellschaft	—	9
Covestro AG (b) (d)	—	14
Daimler Truck Holding AG	1	23
Deutsche Bank Aktiengesellschaft - Class N	2	41
Deutsche Borse Aktiengesellschaft - Class N	9	2,156
Deutsche Lufthansa Aktiengesellschaft	1	5
Deutsche Post AG - Class N	1	54
Deutsche Telekom AG - Class N	27	801
E.ON SE - Class N	190	2,823
Evonik Industries AG	—	6
Fresenius SE & Co. KGaA (b)	1	19
Hannover Ruck SE - Class N	—	22
Heidelberg Materials AG	—	18
Henkel AG & Co. KGaA	—	10
Infineon Technologies AG - Class N	2	55
Mercedes-Benz Group AG - Class N	1	64
MERCK Kommanditgesellschaft auf Aktien	—	29
MTU Aero Engines AG - Class N	—	20
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	9	4,781
Qiagen N.V. (b)	—	12
Rheinmetall Aktiengesellschaft	—	30
RWE Aktiengesellschaft	1	31
SAP SE	1	295
Siemens Aktiengesellschaft - Class N	1	179
Siemens Energy AG (b)	1	23
Siemens Healthineers AG (d)	—	20
Symrise AG	—	21
Talanx Aktiengesellschaft	—	6
Vonovia SE	1	37
		12,002
Switzerland 1.2%
ABB Ltd - Class N	2	115
Alcon AG	1	62
Coca-Cola HBC AG	—	13
Compagnie Financiere Richemont SA	1	105
EMS-Chemie Holding AG	—	8
Galderma Group AG (b)	—	6
Geberit AG - Class N	—	28
Givaudan SA - Class N	—	60
Glencore PLC	12	71
Holcim AG	1	58
Julius Bar Gruppe AG - Class N	—	15
Kuhne & Nagel International AG	—	17
Lonza Group AG	—	56
Nestle S.A. - Class N	72	7,185

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Novartis AG - Class N	2	279
Partners Group Holding AG	—	41
Roche Holding AG	—	13
Sandoz Group AG	1	21
Schindler Holding AG - Class N	—	8
SGS SA	—	21
Sika AG	—	66
Sonova Holding AG	—	22
Straumann Holding AG - Class N	—	22
Swiss Life Holding AG - Class N	—	31
Swiss Re AG	—	48
Swisscom AG - Class N	—	20
The Swatch Group AG	—	8
The Swatch Group AG - Class N	—	5
UBS Group AG	106	3,274
Zurich Insurance Group AG - Class N	—	109
		11,787
Netherlands 1.2%
Adyen N.V. (b) (d)	—	60
Aegon Ltd.	2	11
Akzo Nobel N.V.	—	15
ASM International N.V.	—	36
ASML Holding N.V.	7	5,525
DSM-Firmenich AG	—	38
Exor Nederland N.V.	—	13
HAL Trust	—	6
Heineken Holding N.V.	—	12
Heineken N.V.	46	4,104
ING Groep N.V.	4	73
JDE Peet's N.V.	—	3
Koninklijke Ahold Delhaize N.V.	1	39
Koninklijke KPN N.V.	359	1,465
Koninklijke Philips N.V.	1	32
NN Group N.V.	—	17
NXP Semiconductors N.V.	—	44
Prosus N.V. - Class N	2	75
STMicroelectronics N.V. (e)	1	24
Wolters Kluwer N.V. - Class C	—	49
		11,641
South Korea 1.0%
Hana Financial Group Inc.	9	400
Hl Mando Corporation	4	104
Hyundai Motor Company	1	234
KakaoBank Corp.	8	122
KB Financial Group Inc.	7	428
KIA Corporation	12	908
LG Chem, Ltd.	1	281
Samsung Electronics Co., Ltd.	67	3,161
Samsung Fire & Marine Insurance Co., Ltd.	1	205
SK Hynix Inc.	26	3,481
SK Telecom Co., Ltd.	3	146
SM Entertainment Co., Ltd.	2	116
S-Oil Corporation	2	115
		9,701
India 0.8%
Bajaj Auto Limited	2	242
Biocon Limited	42	181
Britannia Industries Ltd	3	257
CG Power and Industrial Solutions Limited	13	118
Coforge Limited	2	173
Crompton Greaves Consumer Electricals Limited	27	135
Delhivery Limited (b)	13	66
Embassy Office Parks Private Limited	26	120
Havells India Limited	6	144
HDFC Bank Limited	37	756
HDFC Bank Limited - ADR	10	640
Hindalco Industries Limited	18	167
ICICI Bank Limited	44	668
Infosys Limited	23	511
ITC Limited	62	383
Kotak Mahindra Bank Limited	18	408
Mahindra and Mahindra Limited	8	305
Maruti Suzuki India Limited	2	340
PB Fintech Limited (b)	4	69
REC Limited	17	116
Reliance Industries Limited	19	656
SBI Life Insurance Company Limited (d)	9	202
Shriram Finance Limited	7	278
Tata Motors Limited	16	184
Tata Steel Limited	72	146
UltraTech Cement Limited	2	264
		7,529
Hong Kong 0.6%
AIA Group Limited	339	2,946
Budweiser Brewing Company APAC Limited (d)	3	4
CK Asset Holdings Limited	3	11
CK Hutchison Holdings Limited	3	17
CK Infrastructure Holdings Limited	1	3
CLP Holdings Limited	3	22
ESR Group Limited (d)	3	5
Hang Lung Properties Limited	2	2
Hang Seng Bank, Limited	1	10
Henderson Land Development Company Limited	2	6
HKT Trust	4	5
Hong Kong And China Gas Company Limited -The-	12	10
Hong Kong Exchanges and Clearing Limited	68	2,798
Jardine Matheson Holdings Limited	—	8
Link Real Estate Investment Trust	3	16
MTR Corporation Limited	2	7
Power Assets Holdings Limited	2	10
Sino Land Company Limited	4	4
Sun Hung Kai Properties Limited	3	27
Swire Pacific Limited - Class A	1	4
Swire Properties Limited	1	3
Techtronic Industries Company Limited	21	308
WH Group Limited (d)	9	7
Wharf (Holdings) Limited, The	1	3
Wharf Real Estate Investment Company Limited	2	7
		6,243
Denmark 0.6%
A.P. Moller - Maersk A/S - Class A	—	5
A.P. Moller - Maersk A/S - Class B	—	8
Carlsberg A/S - Class B	—	14
Coloplast A/S - Class B	—	23
Danske Bank A/S	1	25
Demant A/S (b)	—	4
DSV A/S	—	44
Genmab A/S (b)	—	20
Novo Nordisk A/S - Class B	50	5,966
Novozymes A/S - Class B	—	31
Orsted A/S (b) (d)	—	15
Pandora A/S	—	16
Tryg A/S	—	9
Vestas Wind Systems A/S (b)	1	28
		6,208
Singapore 0.3%
Capitaland Ascendas REIT	5	10
Capitaland Group Pte. Ltd.	6	10
Capitaland Investment Limited	3	7
City Developments Limited	1	3
DBS Group Holdings Ltd	89	2,648
Genting Singapore Limited	7	5
Jardine Cycle & Carriage Limited (e)	—	2
Keppel Ltd.	2	9
Mapletree Commercial Trust Treasury Company Pte. Ltd. (d)	3	3
Oversea-Chinese Banking Corporation Limited	4	47
Singapore Airlines Limited (e)	1	8
Singapore Exchange Limited	1	8
Singapore Technologies Engineering Ltd	2	7
Singapore Telecommunications Limited	109	273
United Overseas Bank Limited	2	40
Wilmar International Limited	3	9
		3,089
Australia 0.3%
Ampol Limited	—	6
ANZ Group Holdings Limited	4	79

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Aristocrat Leisure Limited	1	32
ASX Limited	—	11
Atlas Arteria Limited (e)	1	5
Aurizon Holdings Limited	2	6
Australian Pipeline Trust	2	9
BHP Group Limited	6	200
BHP Group Limited (e)	37	1,133
BlueScope Steel Limited	1	8
Brambles Limited	2	23
Cochlear Limited	—	15
Coles Group Limited	2	21
Commonwealth Bank of Australia	2	196
Computershare Limited	1	12
CSL Limited	1	120
DEXUS Funds Management Limited	1	7
Endeavour Group Limited	2	6
Fortescue Ltd	2	28
Goodman Funding Pty Ltd	2	56
GPT Management Holdings Limited	2	8
Insurance Australia Group Limited	3	15
Macquarie Group Limited (e)	—	71
Medibank Private Limited	3	9
Mineral Resources Limited (e)	—	8
Mirvac Limited	5	7
National Australia Bank Limited	4	100
Northern Star Resources Ltd	1	16
Orica Limited	1	8
Origin Energy Limited	2	15
Pilbara Minerals Limited (b) (e)	3	8
Qantas Airways Limited (b)	1	5
QBE Insurance Group Limited	2	21
Ramsay Health Care Limited	—	6
REA Group Ltd (e)	—	9
Reece Limited (e)	—	9
Rio Tinto Limited	—	41
Santos Limited	4	19
Scentre Group Limited	7	16
SEEK Limited	—	7
Seven Group Holdings Limited	—	7
Sonic Healthcare Limited	1	11
South32 Limited	6	15
Stockland Corporation Ltd	3	11
Suncorp Group Limited	2	20
Telstra Corporation Limited	5	13
The Lottery Corporation Limited	3	10
TPG Corporation Limited (e)	1	2
Transurban Holdings Limited (e)	4	35
Treasury Wine Estates Limited	1	8
Vicinity Centres RE Ltd	5	7
Washington H. Soul Pattinson and Company Limited (e)	—	7
Wesfarmers Limited	1	69
Westpac Banking Corporation	4	95
WiseTech Global Limited	—	21
Woodside Energy Group Ltd	2	41
Woolworths Group Limited	1	33
Worley Limited	—	5
		2,781
Mexico 0.3%
Alsea, S.A.B. de C.V.	45	125
America Movil, S.A.B. De C.V.	151	124
CEMEX S.A.B. de C.V. - ADR	17	106
Fresnillo PLC	—	2
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Series B - ADR (e)	1	230
Grupo Financiero Banorte, S.A.B. de C.V.	42	300
Regional, S.A.B. De C.V.	14	82
Wal - Mart de Mexico, S.A.B. de C.V.	600	1,811
		2,780
Canada 0.3%
Alimentation Couche-Tard Inc.	15	833
Canadian Pacific Kansas City Limited	8	650
Intact Financial Corporation	5	1,018
		2,501
Sweden 0.3%
AB Sagax - Class B	—	8
AB Sagax - Class D (e)	—	—
Aktiebolaget Industrivarden - Class A	—	6
Aktiebolaget Industrivarden - Class C	—	7
Aktiebolaget SKF - Class A	—	—
Aktiebolaget SKF - Class B	—	9
Aktiebolaget Volvo - Class A	—	6
Aktiebolaget Volvo - Class B	34	906
Alfa Laval AB	—	17
ASSA ABLOY AB - Class B	1	44
Atlas Copco Aktiebolag - Class A	48	921
Atlas Copco Aktiebolag - Class B	2	33
Axfood AB (e)	—	4
Boliden AB	—	12
Castellum Aktiebolag (b)	1	8
Epiroc Aktiebolag - Class A	1	17
Epiroc Aktiebolag - Class B	1	9
EQT AB (d)	1	30
Essity Aktiebolag (publ) - Class A	—	1
Essity Aktiebolag (publ) - Class B	1	24
Evolution AB (publ) (d)	—	23
Fastighets AB Balder - Class B (b)	1	7
G&L Beijer Ref AB - Class B (e)	—	8
Getinge AB - Class B	—	6
H & M Hennes & Mauritz AB - Class B (e)	1	12
Hexagon Aktiebolag - Class B	3	28
Holmen Aktiebolag - Class B	—	4
Husqvarna Aktiebolag - Class B (e)	—	3
Indutrade Aktiebolag	—	10
Investment Ab Latour - Class B	—	5
Investor Aktiebolag - Class A	1	22
Investor Aktiebolag - Class B	2	68
L E Lundbergforetagen Aktiebolag (publ) - Series B	—	5
Lifco AB (Publ) - Class B	—	9
NIBE Industrier AB - Class B (e)	2	11
Nordnet AB	—	5
Saab AB - Class B (e)	—	9
Sandvik Aktiebolag	1	26
Securitas AB - Class B	1	8
Skandinaviska Enskilda Banken AB - Class A	2	26
Skanska AB - Class B	—	8
SSAB AB - Class A	—	2
SSAB AB - Class B	1	4
Svenska Cellulosa Aktiebolaget SCA - Class A	—	—
Svenska Cellulosa Aktiebolaget SCA - Class B	1	10
Svenska Handelsbanken AB - Class A	2	18
Svenska Handelsbanken AB - Class B	—	1
Swedbank AB - Class A	1	26
Swedish Orphan Biovitrum AB (Publ) (b)	—	7
Tele2 AB - Class B	1	8
Telefonaktiebolaget LM Ericsson - Class A	—	1
Telefonaktiebolaget LM Ericsson - Class B (e)	3	25
Telia Company AB	3	9
Trelleborg AB - Class B	—	10
Volvo Cars AB - Class B (b) (e)	1	2
		2,488
Indonesia 0.2%
PT Bank Mandiri (Persero) Tbk.	580	266
PT. Bank Central Asia Tbk	2,045	1,394
PT. Bank Rakyat Indonesia (Persero) Tbk.	1,271	416
PT. Telekomunikasi Indonesia (Persero) Tbk	1,031	204
		2,280
Spain 0.2%
ACS, Actividades de Construccion y Servicios, S.A.	—	12
AENA, S.M.E., S.A. (d)	—	20
Amadeus IT Holding, S.A. (d)	1	39
Banco Bilbao Vizcaya Argentaria, S.A.	14	154
Banco Santander, S.A.	19	99
CaixaBank, S.A. (e)	5	29
Cellnex Telecom, S.A. (d)	1	30
Endesa, S.A.	—	9
Ferrovial SE	1	27
Iberdrola, Sociedad Anonima	7	112

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Industria de Diseno Textil, S.A. (e)	23	1,370
Naturgy Energy Group, S.A.	—	4
Redeia Corporacion SA	—	9
Repsol SA	1	18
Telefonica, S.A. (e)	6	29
		1,961
Brazil 0.2%
Atacadao S.A.	87	147
B3 S.A. - Brasil, Bolsa, Balcao	80	158
Banco BTG Pactual S/A	41	250
Banco Do Brasil SA	73	365
Lojas Renner S/A.	57	189
Raia Drogasil S.A.	39	184
TIM S.A	68	235
		1,528
Italy 0.2%
A2a S.P.A.	2	4
Amplifon S.p.A	—	5
Assicurazioni Generali Societa' Per Azioni	1	36
Banca Mediolanum SpA	—	2
Banco BPM Societa' Per Azioni	2	11
Buzzi S.p.A.	—	4
Davide Campari-Milano N.V. (e)	1	6
DiaSorin S.p.A.	—	3
Enel S.p.A	10	77
Eni S.P.A.	3	39
Ferrari N.V.	—	71
Finecobank Banca Fineco S.P.A.	1	13
Hera S.p.A.	1	4
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (d)	—	5
Intesa Sanpaolo SPA	20	85
Leonardo S.p.A.	1	11
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	1	13
Moncler S.p.A.	—	17
Nexi S.p.A. (b) (e)	1	5
Pirelli & C. S.p.A. (d)	—	2
Poste Italiane - Societa' Per Azioni (d)	1	11
Prysmian S.p.A.	—	25
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	—	7
Snam S.P.A.	3	14
Telecom Italia S.p.A. (e)	12	3
Terna - Rete Elettrica Nazionale Societa Per Azioni	2	16
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	23	1,013
		1,502
South Africa 0.1%
ABSA Group	31	315
AngloGold Ashanti PLC	5	131
Aspen Pharmacare Holdings Limited	10	109
Bid Corporation (Pty) Ltd	6	161
Capitec Bank Holdings	1	148
Clicks Group	12	277
Shoprite Holdings	17	294
		1,435
Belgium 0.1%
Ackermans	—	4
Ageas SA/NV	—	11
Anheuser-Busch InBev	1	77
argenx SE (b)	—	39
Azelis Group	—	3
Colruyt Group	—	2
D'Ieteren Group	—	6
Elia Group	—	6
Groupe Bruxelles Lambert - Groep Brussel Lambert	—	8
KBC Groep	12	913
Sofina	—	5
Syensqo	—	8
UCB	—	27
Umicore	—	3
Warehouses De Pauw	—	6
		1,118
Saudi Arabia 0.1%
Al Rajhi Banking and Investment Corporation	17	400
Saudi Arabian Oil Company (d)	25	178
Saudi National Bank, The	39	353
		931
Thailand 0.1%
PTT Exploration And Production Public Company Limited	46	188
Thai Oil Public Company Limited	171	273
The Siam Cement Public Company Limited - NVDR	18	133
		594
Argentina 0.1%
Globant S.A. (b)	1	242
MercadoLibre, Inc. (b)	—	218
		460
Peru 0.0%
Credicorp Ltd.	2	411
Hungary 0.0%
OTP Bank Nyrt.	5	257
Poland 0.0%
Allegro.eu (b) (d)	1	7
Bank Polska Kasa Opieki - Spolka Akcyjna	—	10
Dino Polska Spolka Akcyjna (b) (d)	2	170
ING Bank Slaski Spolka Akcyjna	—	3
KGHM Polska Miedz Spolka Akcyjna	—	7
LPP Spolka Akcyjna	—	4
Orlen S A	1	11
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	1	16
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	1	9
Santander Bank Polska Spolka Akcyjna	—	5
		242
Finland 0.0%
Elisa Oyj	—	9
Fortum Oyj (e)	1	9
Huhtamaki Oyj (e)	—	4
Kesko Oyj - Class A	—	2
Kesko Oyj - Class B (e)	—	7
Kone Corporation - Class B	—	26
Metso Oyj (e)	1	10
Neste Oyj (e)	1	10
Nokia Oyj	7	28
Nordea Bank Abp	4	47
Orion Oyj - Class A	—	2
Orion Oyj - Class B	—	7
Sampo Oyj - Class A	1	30
Stora Enso Oyj - Class R	1	9
UPM-Kymmene Oyj	1	22
Wartsila Oyj Abp	1	14
		236
Turkey 0.0%
BIM Birlesik Magazalar Anonim Sirketi - Class A	14	202
Chile 0.0%
Antofagasta PLC	—	11
Banco Santander-Chile	3,667	191
		202
Malaysia 0.0%
CIMB Group Holdings Berhad	88	172
Greece 0.0%
Hellenic Telecommunications Organization S.A. - Class R	9	162
Ireland 0.0%
DCC Public Limited Company	—	8
Kerry Group Public Limited Company - Class A	—	20
Kingspan Group Public Limited Company	—	18
Smurfit Westrock Public Limited Company	2	109
		155
Portugal 0.0%
EDP Renovaveis, S.A.	—	5
EDP, S.A.	4	16
Galp Energia, SGPS, S.A.	1	10

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Jeronimo Martins, SGPS, S.A.	6	110
		141
Norway 0.0%
Aker ASA	—	2
Aker BP ASA	—	8
Autostore Holdings Ltd (b) (d)	1	1
DNB Bank ASA	1	19
Equinor ASA	1	24
Gjensidige Forsikring ASA	—	5
Kongsberg Gruppen ASA	—	10
Mowi ASA	1	10
Norsk Hydro ASA	2	11
Orkla ASA	1	9
SalMar ASA	—	5
Schibsted ASA - Class A	—	3
Schibsted ASA - Class B	—	3
Storebrand ASA	1	6
Telenor ASA	1	10
Var Energi ASA	1	3
Yara International ASA	—	6
		135
Israel 0.0%
Azrieli Group Ltd.	—	3
Bank Hapoalim Ltd	2	16
Bank Leumi Le-Israel B.M.	2	18
Elbit Systems Ltd.	—	6
ICL Group Ltd	1	4
Israel Discount Bank Limited	2	9
Mizrahi Tefahot Bank Ltd	—	7
Nice Ltd (b)	—	14
Teva Pharmaceutical Industries Ltd (b)	1	25
		102
Austria 0.0%
Andritz AG	—	6
BAWAG Group AG (d)	—	8
Erste Group Bank AG	—	21
EVN AG	—	1
OMV Aktiengesellschaft	—	7
Raiffeisen Bank International AG	—	4
Strabag SE	—	—
Telekom Austria Aktiengesellschaft	—	1
Verbund AG (e)	—	7
Vienna Insurance Group AG Wiener Versicherung Gruppe	—	3
voestalpine AG	—	3
		61
New Zealand 0.0%
Auckland International Airport Limited	2	8
Contact Energy Limited	1	5
Fisher & Paykel Healthcare Corporation Limited	1	15
Mercury NZ Limited	1	3
Meridian Energy Limited	2	6
Spark New Zealand Limited	2	4
		41
Luxembourg 0.0%
ArcelorMittal	1	16
Tenaris S.A.	1	8
		24
Macau 0.0%
Galaxy Entertainment Group Limited	3	15
Sands China Ltd. (b)	3	8
		23
Russian Federation 0.0%
Evraz PLC (b) (c) (d)	1	—
Publichnoe Aktsionernoe Obshchestvo Severstal - GDR (b) (c) (d)	16	—
Total Common Stocks (cost $474,843)		505,265
CORPORATE BONDS AND NOTES 31.0%
United States of America 25.6%
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (f)	511	531
Acrisure, LLC
4.25%, 02/15/29 (f)	875	828
AdaptHealth LLC
4.63%, 08/01/29 (e) (f)	948	878
Adient Global Holdings Ltd
7.00%, 04/15/28 (f)	257	264
Advantage Sales & Marketing Inc.
6.50%, 11/15/28 (f)	1,002	952
Aethon United BR LP
8.25%, 02/15/26 (f)	996	1,008
Affinity Interactive
6.88%, 12/15/27 (f)	951	817
AG TTMT Escrow Issuer LLC
8.63%, 09/30/27 (f)	571	585
Alcoa Nederland Holding B.V.
4.13%, 03/31/29 (e) (f)	1,136	1,089
Allegiant Travel Company
7.25%, 08/15/27 (e) (f)	502	496
Alliant Holdings Intermediate, LLC
4.25%, 10/15/27 (f)	1,215	1,164
6.75%, 10/15/27 - 04/15/28 (f)	1,036	1,052
Allied Universal Holdco LLC
9.75%, 07/15/27 (f)	316	317
4.63%, 06/01/28 (f)	1,477	1,385
AMC Networks, Inc.
10.25%, 01/15/29 (f)	1,259	1,296
American Airlines, Inc.
5.50%, 04/20/26 (f)	1,278	1,274
7.25%, 02/15/28 (e) (f)	1,124	1,150
5.75%, 04/20/29 (f)	436	435
8.50%, 05/15/29 (f)	1,108	1,175
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/28 (f)	249	240
American Express Company
3.95%, 08/01/25	102	102
AmeriGas Partners, L.P.
9.38%, 06/01/28 (f)	722	759
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/28 (f)	405	423
AmWINS Group, Inc.
6.38%, 02/15/29 (f)	28	29
4.88%, 06/30/29 (f)	56	54
ANGI Group, LLC
3.88%, 08/15/28 (f)	504	462
Antero Resources Corporation
5.38%, 03/01/30 (e) (f)	700	691
Arches Buyer Inc.
4.25%, 06/01/28 (f)	711	654
Archrock Partners, L.P.
6.25%, 04/01/28 (f)	229	230
Ardagh Metal Packaging Finance Public Limited Company
3.25%, 09/01/28 (f)	1,131	1,036
Ascent Resources - Utica, LLC
8.25%, 12/31/28 (f)	634	649
ASGN Incorporated
4.63%, 05/15/28 (f)	798	776
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (f)	688	647
Avantor, Inc.
4.63%, 07/15/28 (f)	808	790
Avis Budget Car Rental, LLC
4.75%, 04/01/28 (e) (f)	649	610
5.38%, 03/01/29 (e) (f)	482	451
Axalta Coating Systems, LLC
4.75%, 06/15/27 (f)	774	768
3.38%, 02/15/29 (f)	358	335
B&G Foods, Inc.
5.25%, 09/15/27 (e)	239	229
8.00%, 09/15/28 (f)	613	641
Ball Corporation
6.88%, 03/15/28	991	1,025
Bausch Health Companies Inc.
6.13%, 02/01/27 (f)	327	295
4.88%, 06/01/28 (f)	19	15

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
BCPE Empire Holdings, Inc.
7.63%, 05/01/27 (f)	22	22
Block, Inc.
2.75%, 06/01/26	1,178	1,142
Boyd Gaming Corporation
4.75%, 12/01/27	495	490
Brookfield Properties Retail Holding LLC
4.50%, 04/01/27 (f)	422	411
Buckeye Partners, L.P.
4.50%, 03/01/28 (f)	454	440
6.88%, 07/01/29 (f)	54	55
Bunge Limited Finance Corp.
1.63%, 08/17/25	125	122
California Resources Corporation
7.13%, 02/01/26 (f)	365	365
8.25%, 06/15/29 (f)	437	446
Calpine Corporation
4.50%, 02/15/28 (f)	1,271	1,241
5.13%, 03/15/28 (f)	553	545
4.63%, 02/01/29 (f)	289	279
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (f)	975	935
Carnival Corporation
7.63%, 03/01/26 (f)	1,164	1,176
5.75%, 03/01/27 (f)	1,303	1,320
4.00%, 08/01/28 (f)	1,344	1,297
Carnival Holdings (Bermuda) Limited
10.38%, 05/01/28 (f)	1,090	1,176
Celanese US Holdings LLC
4.78%, 07/19/26, EUR (g)	600	684
Central Parent Inc.
8.00%, 06/15/29 (f)	578	601
Champions Financing Inc.
8.75%, 02/15/29 (f)	928	946
Charles River Laboratories International, Inc.
3.75%, 03/15/29 (f)	322	303
Charter Communications Operating, LLC
6.65%, 02/01/34	50	52
6.38%, 10/23/35	650	664
Chesapeake Energy Corporation
5.50%, 02/01/26 (f)	178	178
Chevron Phillips Chemical Company LLC
3.40%, 12/01/26 (f)	52	51
Cinemark USA, Inc.
5.25%, 07/15/28 (e) (f)	577	567
Citigroup Inc.
4.54%, 09/19/30	410	411
Civitas Resources, Inc.
8.38%, 07/01/28 (f)	945	988
Clarios Global LP
6.75%, 05/15/28 (f)	1,017	1,048
Clarivate Science Holdings Corporation
3.88%, 07/01/28 (f)	418	401
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (f)	1,197	1,177
7.75%, 04/15/28 (f)	481	430
9.00%, 09/15/28 (f)	572	608
Clearway Energy Operating LLC
4.75%, 03/15/28 (f)	833	818
Cleveland-Cliffs Inc.
5.88%, 06/01/27	758	759
Cloud Software Group, Inc.
6.50%, 03/31/29 (f)	1,259	1,253
CNX Resources Corporation
6.00%, 01/15/29 (f)	604	607
Coinbase Global, Inc.
3.38%, 10/01/28 (f)	588	529
Commscope Finance LLC
8.25%, 03/01/27 (f)	496	446
Commscope, LLC.
7.13%, 07/01/28 (f)	117	97
Community Health Systems, Inc.
5.63%, 03/15/27 (f)	1,221	1,201
8.00%, 12/15/27 (f)	692	694
6.88%, 04/01/28 (f)	119	100
6.00%, 01/15/29 (f)	1,089	1,057
Comstock Resources, Inc.
6.75%, 03/01/29 (f)	1,145	1,119
Consolidated Communications, Inc.
6.50%, 10/01/28 (f)	1,036	980
CoreLogic, Inc.
4.50%, 05/01/28 (f)	35	33
Coty Inc.
5.00%, 04/15/26 (f)	297	296
4.75%, 01/15/29 (f)	263	257
Credit Acceptance Corporation
9.25%, 12/15/28 (f)	176	188
Crescent Energy Finance LLC
9.25%, 02/15/28 (f)	549	573
CrowdStrike Holdings, Inc.
3.00%, 02/15/29	1,041	961
CSC Holdings, LLC
11.25%, 05/15/28 (f)	973	940
11.75%, 01/31/29 (f)	1,007	972
Cushman & Wakefield U.S. Borrower, LLC
6.75%, 05/15/28 (f)	977	986
CVR Energy, Inc.
8.50%, 01/15/29 (f)	554	561
CVR Partners, LP
6.13%, 06/15/28 (f)	196	192
Dealer Tire, LLC
8.00%, 02/01/28 (f)	256	256
Delek Logistics Partners, LP
8.63%, 03/15/29 (f)	944	994
Diamond Escrow Issuer, LLC
9.75%, 11/15/28 (f)	632	675
DIRECTV Financing, LLC
5.88%, 08/15/27 (f)	1,356	1,330
DISH DBS Corporation
5.25%, 12/01/26 (f)	1,419	1,316
7.38%, 07/01/28	1,214	907
DISH Network Corporation
11.75%, 11/15/27 (f)	1,147	1,203
DT Midstream, Inc.
4.13%, 06/15/29 (f)	264	253
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (f)	750	732
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (f)	454	467
Eco Material Technologies Inc.
7.88%, 01/31/27 (f)	954	964
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (f)	369	367
4.13%, 04/01/29 (f)	252	239
Edison International
8.13%, 06/15/53	328	344
Eldorado Resorts, Inc.
8.13%, 07/01/27 (f)	1,159	1,184
Element Solutions Inc.
3.88%, 09/01/28 (f)	473	451
Encino Acquisition Partners Holdings, LLC
8.50%, 05/01/28 (f)	729	742
Encompass Health Corporation
4.50%, 02/01/28	82	80
Encore Capital Group, Inc.
9.25%, 04/01/29 (f) (h)	722	775
Energizer Holdings, Inc.
4.75%, 06/15/28 (f)	308	299
4.38%, 03/31/29 (f)	1,064	1,008
Enlink Midstream, LLC
5.38%, 06/01/29	500	512
6.50%, 09/01/30 (f)	200	216
Entertainment Studios, Inc.
10.50%, 02/15/28 (f)	145	62
EQM Midstream Partners, LP
7.50%, 06/01/27 (f)	341	351
6.50%, 07/01/27 (f)	431	443
4.50%, 01/15/29 (f)	1,068	1,043
Equipmentshare.Com Inc
9.00%, 05/15/28 (f)	1,121	1,171

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Fair Isaac Corporation
4.00%, 06/15/28 (f)	1,137	1,100
Fertitta Entertainment LLC
4.63%, 01/15/29 (f)	1,088	1,038
FirstCash, Inc.
4.63%, 09/01/28 (f)	741	716
Five Point Operating Company, LP
10.50%, 01/15/28 (f) (i)	18	18
Ford Motor Company
3.25%, 02/12/32	150	128
Fortress Transportation And Infrastructure Investors LLC
5.50%, 05/01/28 (f)	281	280
Foxtrot Escrow Issuer LLC
12.25%, 11/15/26 (f)	345	344
Freedom Mortgage Corporation
7.63%, 05/01/26 (f)	1,108	1,119
6.63%, 01/15/27 (f)	810	812
9.25%, 02/01/29 (f)	238	248
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (f)	932	936
5.00%, 05/01/28 (f)	1,365	1,353
FTAI Infra Escrow Holdings, LLC
10.50%, 06/01/27 (f)	264	282
GCI, LLC
4.75%, 10/15/28 (f)	965	927
Gen Digital Inc.
6.75%, 09/30/27 (f)	963	990
Genesis Energy, L.P.
8.00%, 01/15/27	853	872
7.75%, 02/01/28	820	830
8.25%, 01/15/29	46	48
Global Atlantic Financial Company
4.70%, 10/15/51 (f)	160	154
Global Net Lease Operating Partnership, L.P.
3.75%, 12/15/27 (f)	562	524
Goldman Sachs Bank USA
5.79%, (SOFR + 0.77%), 03/18/27 (f) (j)	160	160
Goldman Sachs Group, Inc., The
0.88%, 01/21/30, EUR (d)	350	347
Gray Television, Inc.
10.50%, 07/15/29 (f)	1,228	1,284
Griffon Corporation
5.75%, 03/01/28	1,041	1,027
Group 1 Automotive, Inc.
4.00%, 08/15/28 (f)	905	864
Guitar Center Escrow Issuer II, Inc.
8.50%, 01/15/26 (e) (f)	118	103
H&E Equipment Services, Inc.
3.88%, 12/15/28 (f)	1,325	1,243
Harvest Midstream I, L.P.
7.50%, 09/01/28 (f)	689	705
Hawaiian Brand Intellectual Property, Ltd.
11.00%, 04/15/29 (f)	922	925
Heartland Dental, LLC
10.50%, 04/30/28 (f)	931	997
Herbalife International, Inc.
12.25%, 04/15/29 (f)	1,114	1,111
Hertz Vehicle Financing II LP
12.63%, 07/15/29 (e) (f)	300	327
Hilcorp Energy I, L.P.
5.75%, 02/01/29 (f)	959	934
Hillenbrand, Inc.
6.25%, 02/15/29	827	843
Hilton Domestic Operating Company Inc.
5.75%, 05/01/28 (f)	514	516
3.75%, 05/01/29 (f)	73	69
Home Point Capital Inc.
5.00%, 02/01/26 (e) (f)	149	148
Howard Hughes Corporation, The
4.13%, 02/01/29 (f)	694	648
Howard Midstream Energy Partners, LLC
8.88%, 07/15/28 (f)	195	207
Huntington Bancshares Incorporated
6.21%, 08/21/29	450	476
Icahn Enterprises L.P.
5.25%, 05/15/27	722	692
4.38%, 02/01/29	779	681
iHeartCommunications, Inc.
8.38%, 05/01/27	365	194
5.25%, 08/15/27 (f)	980	668
4.75%, 01/15/28 (f)	357	232
Imola Merger Corporation
4.75%, 05/15/29 (f)	1,055	1,030
International Game Technology PLC
4.13%, 04/15/26 (f)	1,281	1,265
Iron Mountain Incorporated
5.00%, 07/15/28 (f)	786	775
ITT Holdings LLC
6.50%, 08/01/29 (f)	610	579
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (f)	912	886
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (f)	1,324	1,281
Jefferies Finance LLC
5.00%, 08/15/28 (f)	1,176	1,119
Kaiser Aluminum Corporation
4.63%, 03/01/28 (f)	769	744
KeHE Distributors, LLC
9.00%, 02/15/29 (f)	986	1,026
KeyCorp
6.40%, 03/06/35	700	761
Kinetik Holdings LP
6.63%, 12/15/28 (f)	750	779
Labl, Inc.
5.88%, 11/01/28 (f)	250	234
Ladder Capital Finance Holdings LLLP
4.25%, 02/01/27 (f)	1,286	1,254
LCM Investments Holdings II, LLC
4.88%, 05/01/29 (f)	1,072	1,030
Level 3 Financing, Inc.
10.50%, 04/15/29 (f)	1,156	1,265
Liberty Mutual Group Inc.
4.13%, 12/15/51 (f)	594	564
Life Time, Inc.
5.75%, 01/15/26 (f)	996	996
Lifepoint Health, Inc.
4.38%, 02/15/27 (f)	995	976
Light and Wonder International, Inc.
7.00%, 05/15/28 (f)	985	993
Lithia Motors, Inc.
3.88%, 06/01/29 (f)	578	540
Live Nation Entertainment, Inc.
4.75%, 10/15/27 (f)	626	618
3.75%, 01/15/28 (f)	981	944
Macy's Retail Holdings
5.88%, 04/01/29 (f)	349	345
Madison IAQ LLC
4.13%, 06/30/28 (f)	1,043	1,007
Magic Mergeco, Inc.
5.25%, 05/01/28 (f)	1,420	1,042
Mallinckrodt International Finance S.A.
14.75%, 11/14/28 (f)	952	1,039
Matador Resources Company
6.88%, 04/15/28 (f)	158	161
Mauser Packaging Solutions Holding Company
7.88%, 04/15/27 (f)	1,216	1,258
9.25%, 04/15/27 (f)	351	360
Medline Borrower, LP
6.25%, 04/01/29 (f)	1,113	1,148
MGM Resorts International
4.75%, 10/15/28	383	375
Midcap Financial Issuer Trust
6.50%, 05/01/28 (f)	561	544
Millennium Escrow Corporation
6.63%, 08/01/26 (f)	332	208
Mohegan Tribal Gaming Authority
8.00%, 02/01/26 (f)	1,319	1,305
Molina Healthcare, Inc.
4.38%, 06/15/28 (f)	877	853

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
MOOG Inc.
4.25%, 12/15/27 (f)	932	906
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (f)	1,335	1,264
MVC Acquisition Corp.
5.75%, 08/01/28 (f)	1,092	1,079
Nabors Industries, Inc.
7.38%, 05/15/27 (f)	579	580
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (f)	1,137	1,137
5.50%, 08/15/28 (f)	562	557
Navient Corporation
5.00%, 03/15/27	125	124
4.88%, 03/15/28	680	657
5.50%, 03/15/29	723	701
NCL Corporation Ltd.
5.88%, 03/15/26 - 02/15/27 (f)	1,377	1,381
8.38%, 02/01/28 (f)	926	973
8.13%, 01/15/29 (f)	497	531
NCL Finance, Ltd.
6.13%, 03/15/28 (f)	149	152
Neptune BidCo US Inc.
9.29%, 04/15/29 (f)	1,246	1,220
NESCO Holdings II, Inc.
5.50%, 04/15/29 (f)	1,010	931
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28 (f)	207	202
New Fortress Energy Inc.
6.75%, 09/15/25 (f)	1,301	1,243
Newell Brands Inc.
6.38%, 09/15/27	867	879
Newfold Digital Holdings Group, Inc.
11.75%, 10/15/28 (f)	1,090	1,074
Nexstar Media Group, Inc.
4.75%, 11/01/28 (f)	141	135
NextEra Energy Operating Partners, LP
3.88%, 10/15/26 (f)	1,048	1,021
7.25%, 01/15/29 (f)	79	83
NGL Energy Operating LLC
8.13%, 02/15/29 (f)	414	425
Niagara Mohawk Power Corporation
3.51%, 10/01/24 (f)	726	726
NMG Holding Company, Inc.
8.50%, 10/01/28 (f)	237	241
Northern Oil and Gas Incorporated
8.13%, 03/01/28 (f)	884	892
Novelis Corporation
3.25%, 11/15/26 (f)	945	913
NuStar Logistics, L.P.
5.75%, 10/01/25	889	890
Old Claimco, LLC
6.75%, 05/01/26 (f)	976	970
Olympus Water US Holding Corporation
4.25%, 10/01/28 (f)	1,188	1,134
On Semiconductor Corporation
3.88%, 09/01/28 (f)	998	952
OneMain Finance Corporation
3.50%, 01/15/27	880	841
3.88%, 09/15/28	587	544
9.00%, 01/15/29	219	232
Organon & Co.
4.13%, 04/30/28 (f)	1,236	1,188
Osaic Holdings, Inc.
6.25%, 03/01/28 (f)	248	243
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27 (f)	426	428
Pactiv Evergreen Group Issuer LLC
4.38%, 10/15/28 (f)	212	203
Paramount Global
6.38%, 03/30/62	619	569
Park Intermediate Holdings LLC
5.88%, 10/01/28 (f)	661	660
PBF Holding Company LLC
6.00%, 02/15/28	951	940
Pearl Merger Sub Inc.
6.75%, 10/01/28 (f)	1,000	917
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (f)	611	610
4.25%, 02/15/29 (f)	46	44
Penske Automotive Group, Inc.
3.50%, 09/01/25 (e)	260	256
PetSmart, LLC
4.75%, 02/15/28 (f)	1,095	1,050
7.75%, 02/15/29 (f)	751	741
PG&E Corporation
5.00%, 07/01/28	586	581
Phinia Inc.
6.75%, 04/15/29 (f)	667	687
Pike Corporation
5.50%, 09/01/28 (f)	341	334
Prime Security Services Borrower, LLC
3.38%, 08/31/27 (f)	994	947
6.25%, 01/15/28 (f)	815	815
PTC Inc.
4.00%, 02/15/28 (f)	248	241
QVC, Inc.
6.88%, 04/15/29 (e) (f)	485	403
R. R. Donnelley & Sons Company
9.50%, 08/01/29 (f)	1,162	1,171
Radiate HoldCo, LLC
4.50%, 09/15/26 (f)	1,000	853
Realty Income Corporation
4.88%, 07/06/30, EUR	500	594
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (f)	1,037	998
RHP Hotel Properties, LP
4.75%, 10/15/27	92	91
Rocket Mortgage, LLC
2.88%, 10/15/26 (f)	1,015	975
3.63%, 03/01/29 (f)	608	572
Rocket Software, Inc.
9.00%, 11/28/28 (f)	1,193	1,245
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26 (f)	1,178	1,164
5.50%, 08/31/26 (f)	942	951
5.38%, 07/15/27 (f)	1,015	1,023
Sabre GLBL Inc.
8.63%, 06/01/27 (f)	1,200	1,181
11.25%, 12/15/27 (f)	209	217
Safeway Inc.
4.63%, 01/15/27 (f)	1,189	1,160
6.50%, 02/15/28 (f)	37	38
3.50%, 03/15/29 (f)	1,275	1,188
SBA Communications Corporation
3.88%, 02/15/27	161	157
3.13%, 02/01/29	997	922
Scih Salt Holdings Inc.
4.88%, 05/01/28 (f)	1,073	1,036
SCIL IV LLC / SCIL USA Holdings LLC
5.38%, 11/01/26 (f)	898	887
Scripps Escrow II, Inc.
3.88%, 01/15/29 (f)	340	253
Sealed Air Corporation
6.13%, 02/01/28 (f)	1,014	1,031
Sensata Technologies B.V.
4.00%, 04/15/29 (f)	1,153	1,099
Shutterfly, LLC
8.50%, 10/01/26 (f)	34	16
Silgan Holdings Inc.
4.13%, 02/01/28	283	276
Simmons Foods, Inc.
4.63%, 03/01/29 (f)	748	710
Sirius XM Radio Inc.
3.13%, 09/01/26 (f)	749	724
4.00%, 07/15/28 (f)	1,377	1,299
Sitio Royalties Operating Partnership, LP
7.88%, 11/01/28 (f)	293	306
SLM Corporation
4.20%, 10/29/25	1,139	1,127

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
3.13%, 11/02/26	10	10
Sotheby's, Inc.
7.38%, 10/15/27 (f)	1,051	1,011
Southern Power Company
1.85%, 06/20/26, EUR	650	710
Southwestern Energy Company
5.38%, 02/01/29	366	365
Specialty Building Products Holdings, LLC
6.38%, 09/30/26 (f)	1,010	1,006
Spectrum Management Holding Company, LLC
5.50%, 09/01/41	800	694
Spirit Airlines, Inc.
8.00%, 09/20/25 (f)	463	254
SRM Escrow Issuer, LLC
6.00%, 11/01/28 (f)	745	749
Starwood Property Trust, Inc.
4.38%, 01/15/27 (f)	374	364
7.25%, 04/01/29 (f)	366	384
Station Casinos LLC
4.50%, 02/15/28 (f)	1,030	995
Sunoco LP
7.00%, 09/15/28 - 05/01/29 (f)	359	373
4.50%, 05/15/29	1,309	1,257
Tallgrass Energy Partners, LP
7.38%, 02/15/29 (f)	955	966
TEGNA Inc.
4.63%, 03/15/28	1,374	1,318
Tempur Sealy International, Inc.
4.00%, 04/15/29 (f)	1,064	991
Tenet Healthcare Corporation
5.13%, 11/01/27	1,238	1,234
4.63%, 06/15/28 (d)	1,002	984
4.25%, 06/01/29	219	211
Tenneco Inc.
8.00%, 11/17/28 (f)	1,403	1,296
The Chemours Company
5.75%, 11/15/28 (f)	311	295
The Goodyear Tire & Rubber Company
5.00%, 07/15/29	358	329
The Necessity Retail REIT, Inc.
4.50%, 09/30/28 (f)	949	892
Townsquare Media, Inc.
6.88%, 02/01/26 (f)	676	675
TransDigm Inc.
5.50%, 11/15/27	1,247	1,243
6.75%, 08/15/28 (f)	1,201	1,237
4.63%, 01/15/29	1,044	1,009
6.38%, 03/01/29 (f)	1,229	1,268
Transocean Inc
8.00%, 02/01/27 (f)	152	152
Transocean Titan Financing Ltd.
8.38%, 02/01/28 (f)	1,230	1,267
Travel + Leisure Co.
6.63%, 07/31/26 (f)	429	437
Trinet Group, Inc.
3.50%, 03/01/29 (f)	813	754
Triumph Group, Inc.
9.00%, 03/15/28 (f)	931	974
Tronox Incorporated
4.63%, 03/15/29 (f)	1,233	1,151
Twilio Inc.
3.63%, 03/15/29	452	421
U.S. Acute Care Solutions, LLC
9.75%, 05/15/29 (f)	1,009	1,045
U.S. Foods Inc.
6.88%, 09/15/28 (f)	487	508
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (f)	1,288	1,269
4.63%, 04/15/29 (f)	1,197	1,157
United Rentals (North America), Inc.
3.88%, 11/15/27	959	934
United Wholesale Mortgage, LLC
5.50%, 11/15/25 (f)	154	154
5.75%, 06/15/27 (f)	815	810
Uniti Group Inc.
10.50%, 02/15/28 (f)	1,193	1,273
4.75%, 04/15/28 (f)	1,440	1,336
Univision Communications Inc.
6.63%, 06/01/27 (f)	1,205	1,209
8.00%, 08/15/28 (f)	584	597
4.50%, 05/01/29 (f)	885	791
Urban One, Inc.
7.38%, 02/01/28 (f)	410	293
USA Compression Finance Corp.
7.13%, 03/15/29 (f)	54	56
Vector Group Ltd.
5.75%, 02/01/29 (f)	880	893
Venture Global LNG, Inc.
8.13%, 06/01/28 (f)	1,193	1,244
9.50%, 02/01/29 (f)	1,137	1,278
Veritas USA Inc.
7.50%, 09/01/25 (f)	410	385
Victoria's Secret & Co.
4.63%, 07/15/29 (e) (f)	950	839
W. R. Grace Holdings LLC
4.88%, 06/15/27 (f)	378	372
5.63%, 08/15/29 (f)	576	541
Warnermedia Holdings, Inc.
4.30%, 01/17/30, EUR	650	726
Wash Multifamily Acquisition Inc.
5.75%, 04/15/26 (f)	611	608
Wesco Aircraft Holdings, Inc.
0.00%, 11/15/26 (b) (f) (k)	68	29
Wesco Distribution, Inc.
7.25%, 06/15/28 (f)	1,057	1,082
6.38%, 03/15/29 (f)	413	427
Western Alliance Bancorporation
3.00%, 06/15/31	781	719
Westlake Corporation
1.63%, 07/17/29, EUR	450	462
Williams Scotsman International, Inc.
4.63%, 08/15/28 (f)	616	599
Williams Scotsman, Inc.
6.63%, 06/15/29 (f)	91	94
Windstream Escrow, LLC
7.75%, 08/15/28 (f)	875	875
WPC Eurobond B.V.
1.35%, 04/15/28, EUR	650	679
0.95%, 06/01/30, EUR	100	97
XHR LP
6.38%, 08/15/25 (f)	208	208
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (e) (f)	1,433	1,279
6.13%, 03/01/28 (f)	594	493
ZoomInfo Technologies LLC
3.88%, 02/01/29 (f)	518	479
		254,432
Canada 1.3%
Air Canada
3.88%, 08/15/26 (f)	26	25
Bausch + Lomb Corporation
8.38%, 10/01/28 (f)	1,085	1,148
Corporation De Securite Garda World
4.63%, 02/15/27 (f)	155	152
GFL Environmental Inc.
5.13%, 12/15/26 (f)	206	206
4.00%, 08/01/28 (f)	818	786
3.50%, 09/01/28 (f)	1,248	1,189
GW B-CR Security Corporation
9.50%, 11/01/27 (f)	5	5
Hudbay Minerals Inc.
4.50%, 04/01/26 (d)	71	70
Mattamy Homes Limited
5.25%, 12/15/27 (f)	58	58
Methanex Corporation
5.13%, 10/15/27	106	105
Ontario Teachers' Finance Trust
0.50%, 05/06/25, EUR (d)	2,000	2,192

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
1.13%, 05/15/26, GBP (d)	2,700	3,429
1.10%, 10/19/27, CAD (f)	297	207
4.25%, 04/25/28 (f)	1,067	1,081
0.10%, 05/19/28, EUR (d)	875	891
Strathcona Resources Ltd.
6.88%, 08/01/26 (f)	122	121
Toronto-Dominion Bank, The
3.19%, 02/16/29, EUR (d)	1,000	1,140
		12,805
Germany 0.8%
Deutsche Bank Aktiengesellschaft
2.31%, 11/16/27	750	713
Heidelberg Materials Finance Luxembourg S.A.
4.88%, 11/21/33, EUR (d)	50	61
KfW
2.88%, 05/29/26, EUR (d)	750	842
3.20%, 09/11/26, AUD	880	600
0.00%, 03/31/27, EUR (d) (l)	2,360	2,483
2.38%, 08/05/27, EUR (d)	400	447
3.13%, 10/10/28, EUR (d)	730	838
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (f)	306	303
TRATON Finance Luxembourg S.A.
3.75%, 03/27/30, EUR (d)	600	671
Volkswagen International Finance N.V.
4.38%, 05/15/30, EUR (d)	500	575
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung
4.00%, 04/11/31, EUR (d)	50	56
Vonovia SE
2.25%, 04/07/30, EUR (d)	100	105
1.00%, 07/09/30, EUR (d)	600	582
		8,276
South Korea 0.6%
Export-Import Bank of Korea, The
0.00%, 10/19/24, EUR (d) (l)	1,990	2,211
0.75%, 09/21/25	1,618	1,562
2.63%, 05/26/26	1,050	1,024
Korea Electric Power Corp
0.75%, 01/27/26 (f)	755	720
		5,517
Italy 0.4%
Autostrade per l'italia S.P.A.
5.13%, 06/14/33, EUR (d)	600	723
Banca Monte dei Paschi di Siena S.p.A.
3.50%, 04/23/29, EUR (d)	700	802
Banco BPM Societa' Per Azioni
4.63%, 11/29/27, EUR (d)	600	698
Intesa Sanpaolo SPA
4.88%, 05/19/30, EUR (d)	100	121
5.13%, 08/29/31, EUR (d)	500	614
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.
4.45%, 02/16/29, EUR (d)	650	752
		3,710
United Kingdom 0.3%
Barclays PLC
4.51%, 01/31/33, EUR (d)	850	995
Cadent Finance PLC
0.63%, 03/19/30, EUR (d)	400	386
Connect Finco SARL
6.75%, 10/01/26 (f)	200	200
Santander UK Group Holdings PLC
1.53%, 08/21/26 (h)	200	194
TSB Bank PLC
3.32%, 03/05/29, EUR (d)	1,400	1,601
Vodafone Group Public Limited Company
3.25%, 06/04/81	22	21
		3,397
France 0.3%
Alstom
0.13%, 07/27/27, EUR (d)	700	724
Altice Financing S.A.
5.00%, 01/15/28 (f)	250	211
BPCE
4.38%, 07/13/28, EUR (d)	600	694
Dexia
1.25%, 10/27/25, EUR (d)	1,000	1,096
Societe Generale
0.50%, 06/12/29, EUR (d)	100	100
4.25%, 12/06/30, EUR (d)	500	572
		3,397
Switzerland 0.3%
Credit Suisse Group AG
7.75%, 03/01/29, EUR (d) (h)	550	700
UBS Switzerland AG
3.30%, 03/05/29, EUR (d)	1,500	1,718
		2,418
Ireland 0.2%
AIB Group Public Limited Company
4.63%, 07/23/29, EUR (d)	600	701
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (f)	302	215
Avolon Holdings Funding Limited
4.25%, 04/15/26 (f)	50	49
3.25%, 02/15/27 (f)	700	675
Bank of Ireland Group Public Limited Company
5.00%, 07/04/31, EUR (d)	600	724
		2,364
Spain 0.2%
Banco de Sabadell, S.A.
4.25%, 09/13/30, EUR (d)	600	695
Bankinter Sociedad Anonima
0.88%, 07/08/26, EUR (d)	700	753
CaixaBank, S.A.
5.00%, 07/19/29, EUR (d)	600	710
		2,158
Australia 0.2%
FMG Resources (August 2006) Pty Ltd
4.50%, 09/15/27 (f)	173	170
National Australia Bank Limited
3.15%, 02/05/31, EUR (d)	700	800
Woolworths Group Limited
0.38%, 11/15/28, EUR (d)	750	742
		1,712
Portugal 0.1%
Banco Santander Totta, S.A.
3.25%, 02/15/31, EUR (d)	1,200	1,372
Puerto Rico 0.1%
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (f)	906	828
5.13%, 07/15/29 (e) (f)	648	527
		1,355
Singapore 0.1%
Temasek Financial (I) Limited
3.63%, 08/01/28 (d)	250	248
1.63%, 08/02/31 (f)	1,151	984
		1,232
Netherlands 0.1%
Nederlandse Waterschapsbank N.V.
3.50%, 07/20/27, AUD	460	313
Viterra Finance B.V.
1.00%, 09/24/28, EUR (d)	750	768
		1,081
Japan 0.1%
Development Bank of Japan Inc.
0.88%, 10/10/25, EUR (d)	960	1,048
Belgium 0.1%
Dexia
0.25%, 12/11/24, GBP (d)	700	927

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Denmark 0.1%
Danske Bank A/S
4.50%, 11/09/28, EUR (d)	600	695
Barbados 0.1%
Sagicor Financial Corporation Limited
5.30%, 05/13/28 (f)	473	469
Multi-National 0.0%
Inter-American Development Bank
1.70%, 10/10/24, CAD	50	37
4.40%, 01/26/26, CAD	490	368
		405
Macau 0.0%
MGM China Holdings Limited
4.75%, 02/01/27 (f)	350	340
Total Corporate Bonds And Notes (cost $300,098)		309,110
GOVERNMENT AND AGENCY OBLIGATIONS 10.3%
Japan 1.6%
Cabinet Office, Government of Japan
0.10%, 03/20/31, JPY	157,700	1,066
0.50%, 03/20/33 - 12/20/38, JPY	109,850	746
1.10%, 03/20/33, JPY	26,900	193
1.70%, 06/20/33 - 06/20/44, JPY	251,500	1,825
1.50%, 03/20/34, JPY	7,800	58
1.40%, 09/20/34 - 03/20/55, JPY	39,600	241
1.20%, 03/20/35, JPY	94,300	672
1.30%, 06/20/35, JPY	200,750	1,442
0.70%, 03/20/37, JPY	183,850	1,213
0.60%, 12/20/37 - 09/20/50, JPY	99,350	558
0.40%, 03/20/39 - 03/20/50, JPY	66,250	325
0.30%, 06/20/39 - 06/20/46, JPY	223,850	1,155
2.00%, 09/20/40 - 03/20/42, JPY	92,950	695
2.20%, 03/20/41 - 03/20/50, JPY	116,850	858
1.90%, 09/20/42, JPY	126,550	923
1.80%, 03/20/43, JPY	51,050	365
1.60%, 06/20/45, JPY	58,800	398
0.80%, 06/20/47 - 03/20/58, JPY	59,050	288
1.00%, 03/20/52, JPY	215,750	1,170
Japan Bank For International Cooperation
4.25%, 01/26/26	1,388	1,389
1.63%, 01/20/27	272	258
		15,838
United States of America 1.4%
Federal Home Loan Mortgage Corporation
5.50%, 12/01/52	868	880
6.00%, 01/01/53	846	868
Federal National Mortgage Association, Inc.
3.00%, 04/01/52	2,055	1,867
Treasury, United States Department of
4.13%, 01/31/25 (a)	10,123	10,104
3.38%, 09/15/27	50	50
		13,769
United Kingdom 1.0%
HM Treasury
0.50%, 01/31/29, GBP	1,900	2,216
0.38%, 10/22/30, GBP (d)	1,190	1,304
3.25%, 01/31/33, GBP	235	299
0.88%, 07/31/33, GBP (d)	1,675	1,734
4.50%, 09/07/34 - 12/07/42, GBP (d)	435	590
1.75%, 09/07/37, GBP (d)	425	433
1.13%, 01/31/39 - 10/22/73, GBP (d)	272	216
4.25%, 09/07/39 - 12/07/55, GBP (d)	698	915
1.25%, 10/22/41, GBP	193	162
4.25%, 12/07/46 - 12/07/49, GBP	385	492
1.25%, 07/31/51, GBP (d)	463	306
3.75%, 07/22/52 - 10/22/53, GBP (d)	567	661
1.75%, 07/22/57, GBP (d)	272	194
0.50%, 10/22/61, GBP (d)	330	135
4.00%, 10/22/63, GBP (d)	230	278
3.50%, 07/22/68, GBP (d)	254	277
		10,212
Australia 1.0%
Commonwealth of Australia
0.50%, 09/21/26, AUD (d)	30	20
2.75%, 11/21/28, AUD (d)	940	629
3.25%, 04/21/29, AUD (d)	200	136
2.50%, 05/21/30, AUD (d)	55	36
1.50%, 06/21/31, AUD (d)	1,310	782
3.75%, 05/21/34, AUD (d)	11,320	7,679
3.75%, 04/21/37, AUD (d)	297	198
2.75%, 05/21/41, AUD (d)	60	34
3.00%, 03/21/47, AUD (d)	106	57
1.75%, 06/21/51, AUD (d)	356	139
		9,710
Germany 0.9%
Bundesrepublik Deutschland
2.20%, 12/12/24, EUR	6,168	6,851
3.25%, 07/04/42, EUR (d)	30	37
2.50%, 08/15/46 - 08/15/54, EUR (d)	1,199	1,344
1.25%, 08/15/48, EUR (d)	95	83
0.00%, 08/15/50, EUR (l)	751	448
0.00%, 08/15/52, EUR (d)	80	46
1.80%, 08/15/53, EUR (d)	450	434
		9,243
Canada 0.9%
Canada, Government of
1.00%, 09/01/26 - 06/01/27, CAD	1,250	891
1.25%, 03/01/27, CAD	250	178
1.50%, 06/01/31 - 12/01/31, CAD	1,254	853
3.00%, 06/01/34, CAD	5,560	4,126
4.00%, 06/01/41, CAD	323	267
2.75%, 12/01/48 - 12/01/64, CAD	711	487
1.75%, 12/01/53, CAD	205	111
CIBC Mellon Trust Company
1.25%, 06/15/26, CAD	140	100
Ontario, Government of
0.01%, 11/25/30, EUR (d)	1,655	1,571
The Province of Alberta, Government of
2.90%, 12/01/28, CAD	40	30
The Province of British Columbia, Government of
4.70%, 06/18/37, CAD	280	224
2.95%, 06/18/50, CAD	160	96
		8,934
Spain 0.7%
Estado Espanol
2.15%, 10/31/25, EUR (d)	20	22
1.95%, 04/30/26, EUR (d)	3	3
1.30%, 10/31/26, EUR	30	33
1.50%, 04/30/27, EUR	10	11
2.50%, 05/31/27, EUR	20	22
1.40%, 07/30/28, EUR (d)	40	43
1.45%, 04/30/29 - 10/31/71, EUR	85	54
0.80%, 07/30/29, EUR	30	31
1.25%, 10/31/30, EUR (d)	620	640
2.55%, 10/31/32, EUR	1,006	1,106
3.15%, 04/30/33, EUR (f)	1,353	1,549
3.55%, 10/31/33, EUR (f)	1,013	1,191
1.85%, 07/30/35, EUR	240	239
4.20%, 01/31/37, EUR (d)	531	656
3.90%, 07/30/39, EUR (f)	520	619
1.00%, 07/30/42, EUR	251	190
2.90%, 10/31/46, EUR (d)	310	313
4.00%, 10/31/54, EUR (f)	10	12
3.45%, 07/30/66, EUR	14	15
		6,749
France 0.7%
Gouvernement De France
2.75%, 02/25/29, EUR (d)	30	34
0.00%, 11/25/29 - 05/25/32, EUR (d)	2,295	2,087
2.00%, 11/25/32, EUR (d)	1,960	2,062
1.75%, 06/25/39 - 05/25/66, EUR (d)	1,539	1,368
0.50%, 05/25/40, EUR (d)	330	244
2.00%, 05/25/48, EUR (d)	38	32
1.50%, 05/25/50, EUR (d)	110	82

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
0.75%, 05/25/52, EUR (d)	470	274
0.75%, 05/25/53, EUR	170	96
3.00%, 05/25/54, EUR (f)	350	351
		6,630
Mexico 0.6%
Gobierno Federal de los Estados Unidos Mexicanos
5.40%, 02/09/28	292	299
7.75%, 05/29/31, MXN	80,000	3,777
4.75%, 04/27/32	395	381
6.75%, 09/27/34	550	596
6.35%, 02/09/35	400	420
		5,473
Italy 0.5%
Segretariato Generale Della Presidenza Della Repubblica
1.85%, 07/01/25, EUR (d)	3	3
7.25%, 11/01/26, EUR (d)	30	37
1.25%, 12/01/26, EUR (d)	765	831
0.85%, 01/15/27, EUR	20	22
1.10%, 04/01/27, EUR	40	43
3.85%, 12/15/29, EUR	50	59
0.90%, 04/01/31, EUR (d)	200	196
4.00%, 10/30/31, EUR (f)	1,600	1,896
3.35%, 03/01/35, EUR (d)	150	166
2.25%, 09/01/36, EUR (d)	408	399
4.00%, 02/01/37, EUR (d)	522	610
3.25%, 03/01/38, EUR	179	191
3.25%, 09/01/46, EUR (d)	110	111
2.15%, 09/01/52, EUR	250	193
2.15%, 03/01/72, EUR (d)	160	112
		4,869
Saudi Arabia 0.3%
Government of Saudi Arabia
4.75%, 01/18/28 (f)	733	746
2.25%, 02/02/33 (f)	322	268
Saudi Arabia, Kingdom of
2.90%, 10/22/25 (d)	1,060	1,043
3.25%, 10/26/26 (d)	918	901
		2,958
Hungary 0.2%
Sandor-Palota
0.13%, 09/21/28, EUR (f)	257	251
2.13%, 09/22/31 (f)	331	274
5.38%, 09/12/33, EUR (d)	100	120
1.75%, 06/05/35, EUR (d)	100	87
7.00%, 10/24/35, HUF	409,200	1,221
		1,953
Belgium 0.1%
Service Public Federal Chancellerie Du Premier Ministre
0.10%, 06/22/30, EUR (d)	3	3
1.90%, 06/22/38, EUR (d)	304	296
3.75%, 06/22/45, EUR (d)	249	297
1.70%, 06/22/50, EUR	482	385
2.25%, 06/22/57, EUR	93	80
2.15%, 06/22/66, EUR (d)	135	111
0.65%, 06/22/71, EUR	50	23
		1,195
Qatar 0.1%
Qatar, The Amiri Diwan of The State of
3.40%, 04/16/25 (d)	1,180	1,172
Netherlands 0.1%
Staat der Nederlanden
0.00%, 07/15/30, EUR (f) (l)	30	29
0.00%, 07/15/31 - 01/15/52, EUR (l)	231	133
2.50%, 07/15/34, EUR	50	56
4.00%, 01/15/37, EUR (d)	291	372
0.50%, 01/15/40, EUR	515	419
2.00%, 01/15/54, EUR	110	106
		1,115
South Korea 0.1%
Export-Import Bank of Korea, The
4.88%, 01/11/26	422	426
The Republic of Korea, Government of
0.00%, 09/16/25, EUR (l)	490	529
		955
Denmark 0.1%
Danmarks Nationalbank
1.75%, 11/15/25, DKK (d)	803	119
0.50%, 11/15/27, DKK	1,223	175
0.00%, 11/15/31, DKK (d) (l)	810	106
2.25%, 11/15/33, DKK	560	85
4.50%, 11/15/39, DKK (d)	1,006	192
0.25%, 11/15/52, DKK	605	52
		729
Philippines 0.0%
The Philippines, Government of
0.25%, 04/28/25, EUR	406	442
Sweden 0.0%
OSMTH of the Kingdom Of Sweden
0.75%, 05/12/28, SEK (d)	1,895	181
2.25%, 06/01/32, SEK (d)	1,525	154
3.50%, 03/30/39, SEK (d)	920	105
		440
Romania 0.0%
Romania, Government of
2.00%, 04/14/33, EUR (f)	455	392
Multi-National 0.0%
Commission De L'union Europeenne - Commissie Van De Europese Unie
3.00%, 03/04/53, EUR (d)	238	250
Peru 0.0%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
1.86%, 12/01/32	176	141
Total Government And Agency Obligations (cost $105,588)		103,169
INVESTMENT COMPANIES 4.6%
United States of America 4.6%
iShares MSCI EAFE ETF	1	71
JPMorgan Income ETF	979	45,424
Total Investment Companies (cost $45,475)		45,495
PREFERRED STOCKS 0.1%
Brazil 0.1%
Petroleo Brasileiro S/A Petrobras. (h)	75	495
Switzerland 0.0%
Chocoladefabriken Lindt & Sprungli AG	—	26
Roche Holding AG	1	275
Schindler Holding AG	—	15
		316
Germany 0.0%
Bayerische Motoren Werke Aktiengesellschaft	—	6
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	—	11
Henkel AG & Co. KGaA (h)	—	19
Sartorius Aktiengesellschaft	—	9
Volkswagen Aktiengesellschaft (h)	—	27
		72
Italy 0.0%
Telecom Italia S.p.A.	7	2
Total Preferred Stocks (cost $829)		885
SHORT TERM INVESTMENTS 6.2%
Investment Companies 5.3%
JNL Government Money Market Fund - Class I, 4.82% (m) (n)	52,874	52,874
Securities Lending Collateral 0.8%
JNL Government Money Market Fund - Class SL, 4.92% (m) (n)	8,061	8,061
Commercial Paper 0.1%
DNB ASA
5.27%, 05/29/25	246	239

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Svenska Handelsbanken AB
5.32%, 04/22/25	250	244
		483
Total Short Term Investments (cost $61,415)		61,418
Total Investments 103.0% (cost $988,248)		1,025,342
Other Derivative Instruments (0.1)%		(1,149)
Other Assets and Liabilities, Net (2.9)%		(29,113)
Total Net Assets 100.0%		995,080

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) All or a portion of the security was on loan as of September 30, 2024.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2024, the value and the percentage of net assets of these securities was $233,138 and 23.4% of the Fund.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(h) Convertible security.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(j) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(k) As of September 30, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(l) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/JPMorgan Global Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	21,613	326,427	295,166	958	—	—	52,874	5.3
JNL Government Money Market Fund, 4.92% - Class SL	29,407	231,041	252,387	514	—	—	8,061	0.8
	51,020	557,468	547,553	1,472	—	—	60,935	6.1

JNL/JPMorgan Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	01/19/22	72	60	—
AENA, S.M.E., S.A.	04/27/20	13	20	—
AIB Group Public Limited Company, 4.63%, 07/23/29	06/07/24	664	701	0.1
Alibaba Group Holding Limited	12/10/20	1,739	1,170	0.1
Allegro.eu	09/17/21	9	7	—
Alstom, 0.13%, 07/27/27	06/07/24	682	724	0.1
Amadeus IT Holding, S.A.	06/08/20	33	39	—
Amundi	12/17/21	5	6	—
Autostore Holdings Ltd	12/17/21	3	1	—
Autostrade per l'italia S.P.A., 5.13%, 06/14/33	06/07/24	676	723	0.1
Banca Monte dei Paschi di Siena S.p.A., 3.50%, 04/23/29	06/10/24	750	802	0.1
Banco BPM Societa' Per Azioni, 4.63%, 11/29/27	06/07/24	662	698	0.1
Banco de Sabadell, S.A., 4.25%, 09/13/30	06/07/24	652	695	0.1
Banco Santander Totta, S.A., 3.25%, 02/15/31	06/10/24	1,282	1,372	0.1
Bank of Ireland Group Public Limited Company, 5.00%, 07/04/31	06/07/24	682	724	0.1
Bankinter Sociedad Anonima, 0.88%, 07/08/26	06/07/24	718	753	0.1
Barclays PLC, 4.51%, 01/31/33	06/07/24	933	995	0.1
BAWAG Group AG	06/08/20	4	8	—
BPCE, 4.38%, 07/13/28	06/07/24	659	694	0.1
Budweiser Brewing Company APAC Limited	12/05/23	5	4	—
Bundesrepublik Deutschland, 3.25%, 07/04/42	10/31/23	32	37	—
Bundesrepublik Deutschland, 2.50%, 08/15/46	10/03/23	323	380	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/JPMorgan Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bundesrepublik Deutschland, 1.25%, 08/15/48	03/28/24	80	83	—
Bundesrepublik Deutschland, 0.00%, 08/15/52	10/31/23	40	46	—
Bundesrepublik Deutschland, 1.80%, 08/15/53	11/30/23	437	434	0.1
Bundesrepublik Deutschland, 2.50%, 08/15/54	08/02/24	960	964	0.1
Cadent Finance PLC, 0.63%, 03/19/30	06/07/24	363	386	—
CaixaBank, S.A., 5.00%, 07/19/29	06/07/24	671	710	0.1
Cellnex Telecom, S.A.	04/16/21	34	30	—
Commission De L'union Europeenne - Commissie Van De Europese Unie, 3.00%, 03/04/53	04/23/24	237	250	—
Commonwealth of Australia, 0.50%, 09/21/26	12/15/23	19	20	—
Commonwealth of Australia, 2.75%, 11/21/28	04/29/22	616	629	0.1
Commonwealth of Australia, 3.25%, 04/21/29	04/30/24	125	136	—
Commonwealth of Australia, 2.50%, 05/21/30	06/30/23	34	36	—
Commonwealth of Australia, 1.50%, 06/21/31	02/29/24	729	782	0.1
Commonwealth of Australia, 3.75%, 05/21/34	05/31/24	7,150	7,679	0.8
Commonwealth of Australia, 3.75%, 04/21/37	04/27/20	265	198	—
Commonwealth of Australia, 2.75%, 05/21/41	04/29/22	39	34	—
Commonwealth of Australia, 3.00%, 03/21/47	08/11/21	88	57	—
Commonwealth of Australia, 1.75%, 06/21/51	07/30/21	174	139	—
Convatec Group PLC	04/27/20	5	6	—
Covestro AG	06/08/20	12	14	—
Credit Suisse Group AG, 7.75%, 03/01/29	06/07/24	664	700	0.1
Danmarks Nationalbank, 1.75%, 11/15/25	06/26/19	116	119	—
Danmarks Nationalbank, 0.00%, 11/15/31	09/30/22	90	106	—
Danmarks Nationalbank, 4.50%, 11/15/39	08/11/21	263	192	—
Danske Bank A/S, 4.50%, 11/09/28	06/07/24	658	695	0.1
Development Bank of Japan Inc., 0.88%, 10/10/25	07/09/20	1,094	1,048	0.1
Dexia, 0.25%, 12/11/24	11/10/21	936	927	0.1
Dexia, 1.25%, 10/27/25	07/09/20	1,146	1,096	0.1
Dino Polska Spolka Akcyjna	03/09/22	129	170	—
EQT AB	12/16/22	24	30	—
ESR Group Limited	03/18/22	9	5	—
Estado Espanol, 2.15%, 10/31/25	11/30/22	21	22	—
Estado Espanol, 1.95%, 04/30/26	07/29/22	3	3	—
Estado Espanol, 1.40%, 07/30/28	02/28/23	39	43	—
Estado Espanol, 1.25%, 10/31/30	08/31/23	599	640	0.1
Estado Espanol, 4.20%, 01/31/37	08/11/21	663	656	0.1
Estado Espanol, 2.90%, 10/31/46	09/29/23	260	313	—
Evolution AB (publ)	12/03/20	29	23	—
Evraz PLC	11/29/18	5	—	—
Export-Import Bank of Korea, The, 0.00%, 10/19/24	01/27/22	2,218	2,211	0.2
Fuyao Glass Industry Group Co., Ltd. - Class H	05/04/23	203	323	—
Goldman Sachs Group, Inc., The, 0.88%, 01/21/30	06/07/24	326	347	—
Gouvernement De France, 2.75%, 02/25/29	05/31/24	32	34	—
Gouvernement De France, 0.00%, 11/25/29	07/31/23	43	44	—
Gouvernement De France, 0.00%, 05/25/32	09/12/24	2,045	2,043	0.2
Gouvernement De France, 2.00%, 11/25/32	09/12/24	2,066	2,062	0.2
Gouvernement De France, 1.75%, 06/25/39	07/31/23	1,158	1,180	0.1
Gouvernement De France, 0.50%, 05/25/40	03/28/24	239	244	—
Gouvernement De France, 2.00%, 05/25/48	08/11/21	59	32	—
Gouvernement De France, 1.50%, 05/25/50	02/29/24	82	82	—
Gouvernement De France, 0.75%, 05/25/52	11/30/22	292	274	—
Gouvernement De France, 1.75%, 05/25/66	02/21/22	325	188	—
Heidelberg Materials Finance Luxembourg S.A., 4.88%, 11/21/33	06/07/24	57	61	—
HM Treasury, 0.38%, 10/22/30	06/30/23	1,190	1,304	0.1
HM Treasury, 0.88%, 07/31/33	09/29/23	1,564	1,734	0.2
HM Treasury, 4.50%, 09/07/34	03/10/23	97	104	—
HM Treasury, 1.75%, 09/07/37	10/18/22	361	433	0.1
HM Treasury, 1.13%, 01/31/39	10/18/22	151	181	—
HM Treasury, 4.25%, 09/07/39	10/18/22	340	407	—
HM Treasury, 4.25%, 12/07/40	10/18/22	223	267	—
HM Treasury, 4.50%, 12/07/42	09/08/23	436	486	0.1
HM Treasury, 1.25%, 07/31/51	12/02/22	348	306	—
HM Treasury, 3.75%, 07/22/52	10/18/22	544	597	0.1
HM Treasury, 3.75%, 10/22/53	01/22/24	62	64	—
HM Treasury, 4.25%, 12/07/55	10/18/22	214	241	—
HM Treasury, 1.75%, 07/22/57	08/11/21	365	194	—
HM Treasury, 0.50%, 10/22/61	01/10/23	147	135	—
HM Treasury, 4.00%, 10/22/63	06/30/23	266	278	—
HM Treasury, 3.50%, 07/22/68	05/31/23	262	277	—
HM Treasury, 1.13%, 10/22/73	01/10/23	37	35	—
Hudbay Minerals Inc., 4.50%, 04/01/26	07/05/22	66	70	—
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	09/18/20	5	5	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/JPMorgan Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Intesa Sanpaolo SPA, 4.88%, 05/19/30	06/07/24	113	121	—
Intesa Sanpaolo SPA, 5.13%, 08/29/31	06/07/24	578	614	0.1
KfW, 2.88%, 05/29/26	09/08/23	797	842	0.1
KfW, 0.00%, 03/31/27	02/02/23	2,416	2,483	0.3
KfW, 2.38%, 08/05/27	05/16/24	428	447	0.1
KfW, 3.13%, 10/10/28	11/09/23	780	838	0.1
Mapletree Commercial Trust Treasury Company Pte. Ltd.	06/08/20	4	3	—
Media Group Holdings LLC, 2.00%, 12/31/24	04/28/14	50,938	—	—
Meituan - Class B	09/30/24	185	175	—
National Australia Bank Limited, 3.15%, 02/05/31	06/11/24	746	800	0.1
Ontario Teachers' Finance Trust, 0.50%, 05/06/25	12/10/21	2,275	2,192	0.2
Ontario Teachers' Finance Trust, 1.13%, 05/15/26	09/20/22	2,946	3,429	0.4
Ontario Teachers' Finance Trust, 0.10%, 05/19/28	07/16/21	1,038	891	0.1
Ontario, Government of, 0.01%, 11/25/30	10/04/21	1,893	1,571	0.2
Orsted A/S	07/16/21	29	15	—
OSMTH of the Kingdom Of Sweden, 0.75%, 05/12/28	04/27/20	195	181	—
OSMTH of the Kingdom Of Sweden, 2.25%, 06/01/32	06/26/19	205	154	—
OSMTH of the Kingdom Of Sweden, 3.50%, 03/30/39	06/26/19	125	105	—
Pirelli & C. S.p.A.	05/09/23	2	2	—
Poste Italiane - Societa' Per Azioni	04/27/20	7	11	—
Publichnoe Aktsionernoe Obshchestvo Severstal	12/01/20	243	—	—
Qatar, The Amiri Diwan of The State of, 3.40%, 04/16/25	06/25/20	1,192	1,172	0.1
Sandor-Palota, 5.38%, 09/12/33	11/20/23	108	120	—
Sandor-Palota, 1.75%, 06/05/35	11/20/23	78	87	—
Saudi Arabia, Kingdom of, 2.90%, 10/22/25	07/08/20	1,075	1,043	0.1
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	06/25/20	943	901	0.1
Saudi Arabian Oil Company	06/10/24	189	178	—
SBI Life Insurance Company Limited	07/04/24	170	202	—
Segretariato Generale Della Presidenza Della Repubblica, 1.85%, 07/01/25	05/31/23	3	3	—
Segretariato Generale Della Presidenza Della Repubblica, 7.25%, 11/01/26	06/30/23	35	37	—
Segretariato Generale Della Presidenza Della Repubblica, 1.25%, 12/01/26	12/06/23	792	831	0.1
Segretariato Generale Della Presidenza Della Repubblica, 0.90%, 04/01/31	10/31/23	171	196	—
Segretariato Generale Della Presidenza Della Repubblica, 3.35%, 03/01/35	02/29/24	155	166	—
Segretariato Generale Della Presidenza Della Repubblica, 2.25%, 09/01/36	04/29/22	391	399	—
Segretariato Generale Della Presidenza Della Repubblica, 4.00%, 02/01/37	11/08/22	524	610	0.1
Segretariato Generale Della Presidenza Della Repubblica, 3.25%, 09/01/46	10/31/23	98	111	—
Segretariato Generale Della Presidenza Della Repubblica, 2.15%, 03/01/72	11/30/23	97	112	—
Service Public Federal Chancellerie Du Premier Ministre, 0.10%, 06/22/30	01/07/22	3	3	—
Service Public Federal Chancellerie Du Premier Ministre, 1.90%, 06/22/38	01/07/22	312	296	—
Service Public Federal Chancellerie Du Premier Ministre, 3.75%, 06/22/45	04/27/20	438	297	—
Service Public Federal Chancellerie Du Premier Ministre, 2.15%, 06/22/66	04/28/20	205	111	—
Siemens Healthineers AG	06/18/21	20	20	—
Societe Generale, 0.50%, 06/12/29	06/07/24	95	100	—
Societe Generale, 4.25%, 12/06/30	06/07/24	543	572	0.1
Staat der Nederlanden, 4.00%, 01/15/37	07/29/22	331	372	—
Temasek Financial (I) Limited, 3.63%, 08/01/28	07/09/20	272	248	—
Tenet Healthcare Corporation, 4.63%, 06/15/28	07/13/23	957	984	0.1
Toronto-Dominion Bank, The, 3.19%, 02/16/29	06/11/24	1,069	1,140	0.1
TRATON Finance Luxembourg S.A., 3.75%, 03/27/30	06/07/24	640	671	0.1
TSB Bank PLC, 3.32%, 03/05/29	06/10/24	1,503	1,601	0.2
UBS Switzerland AG, 3.30%, 03/05/29	06/10/24	1,614	1,718	0.2
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A., 4.45%, 02/16/29	06/07/24	711	752	0.1
Viterra Finance B.V., 1.00%, 09/24/28	06/07/24	724	768	0.1
Volkswagen International Finance N.V., 4.38%, 05/15/30	06/07/24	553	575	0.1
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung, 4.00%, 04/11/31	06/07/24	54	56	—
Vonovia SE, 2.25%, 04/07/30	06/07/24	98	105	—
Vonovia SE, 1.00%, 07/09/30	06/07/24	544	582	0.1
WH Group Limited	04/27/20	7	7	—
Woolworths Group Limited, 0.38%, 11/15/28	06/07/24	703	742	0.1
WuXi Biologics (Cayman) Inc.	06/17/22	29	10	—
Xiaomi Corporation	08/23/24	153	178	—
ZTO Express (Cayman) Inc.	03/19/24	145	165	—
		128,934	79,392	8.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/JPMorgan Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month SOFR Index	31	September 2025		7,512	(10)	(10)
3 Month SOFR Index	31	December 2025		7,521	(9)	(9)
3M EURIBOR	55	June 2025	EUR	13,475	8	5
3M EURIBOR	55	September 2025	EUR	13,495	5	1
Australia 10 Year Bond	17	December 2024	AUD	1,989	(4)	(7)
Australia 3 Year Bond	1	December 2024	AUD	107	—	—
CAD/USD Spot Rate	23	December 2024		1,699	(2)	5
Canada 10 Year Bond	374	December 2024	CAD	46,562	—	139
Canada 5 Year Bond	6	December 2024	CAD	688	—	3
EUR/USD Spot Rate	24	December 2024		3,325	(10)	25
Euro BOBL	29	December 2024	EUR	3,453	7	32
Euro Bund	17	December 2024	EUR	2,294	(1)	(1)
Euro Buxl 30 Year Bond	4	December 2024	EUR	539	5	7
Euro Schatz	69	December 2024	EUR	7,360	6	39
Italy Government BTP Bond	23	December 2024	EUR	2,754	4	44
Italy Short Term Government BTP Bond	46	December 2024	EUR	4,918	(3)	39
Japan 10 Year Bond	48	December 2024	JPY	691,911	(13)	16
Japan 10 Year Bond	5	December 2024	JPY	721,003	(9)	16
JPY/USD Spot Rate	111	December 2024		9,782	(103)	(27)
Long Gilt	11	December 2024	GBP	1,091	—	(11)
MSCI EAFE Index	19	December 2024		2,318	(10)	45
MSCI Emerging Markets Index	725	December 2024		42,002	(729)	508
S&P 500 Index	367	December 2024		104,460	422	2,232
S&P 500 Index	208	December 2024		30,012	58	480
United States 10 Year Note	631	December 2024		72,241	(325)	(130)
United States 10 Year Ultra Bond	47	December 2024		5,598	(24)	(38)
United States 2 Year Note	137	January 2025		28,606	(51)	(77)
United States 5 Year Note	220	January 2025		24,084	(81)	91
					(869)	3,417
Short Contracts
3 Month SOFR Index	(31)	March 2027		(7,519)	4	4
3 Month SOFR Index	(31)	June 2027		(7,516)	4	4
3M EURIBOR	(55)	December 2026	EUR	(13,479)	(5)	(1)
3M EURIBOR	(55)	March 2027	EUR	(13,473)	(5)	—
United States 10 Year Note	(54)	December 2024		(6,156)	24	(15)
United States Ultra Bond	(66)	December 2024		(8,821)	52	37
					74	29

JNL/JPMorgan Global Allocation Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/CAD	BCL	10/22/24	CAD	(110)	(82)	—
AUD/GBP	CIT	10/22/24	GBP	(145)	(194)	3
AUD/JPY	CIT	10/22/24	JPY	(81,912)	(571)	17
AUD/USD	BNP	10/22/24	AUD	280	194	1
AUD/USD	CIT	10/22/24	AUD	286	198	7
AUD/USD	MSC	10/22/24	AUD	573	396	10
CAD/EUR	SCB	10/22/24	EUR	(172)	(192)	—
CAD/JPY	GSC	10/22/24	JPY	(27,494)	(192)	1
CAD/SEK	MSC	10/22/24	SEK	(1,946)	(192)	(2)
CAD/USD	BNP	10/22/24	CAD	345	256	—
CAD/USD	CIT	10/22/24	CAD	1,205	891	(2)
CHF/AUD	MSC	10/22/24	AUD	(283)	(195)	(6)
CHF/EUR	CIT	10/22/24	EUR	(172)	(192)	—
CHF/USD	CIT	10/22/24	CHF	1,580	1,871	1
CLP/USD	CIT	10/22/24	CLP	134,705	150	4
COP/USD	BCL	10/22/24	COP	1,453,488	345	(2)
CZK/USD	MSC	10/22/24	CZK	10,985	485	—
EUR/CHF	CIT	10/22/24	CHF	(163)	(194)	(1)
EUR/HUF	MSC	10/22/24	HUF	(27,230)	(76)	—
EUR/JPY	CIT	10/22/24	JPY	(54,871)	(383)	1
EUR/SEK	BCL	10/22/24	SEK	(1,274)	(126)	—
EUR/SEK	CIT	10/22/24	SEK	(1,963)	(194)	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/JPMorgan Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	BNP	10/22/24	EUR	274	306	1
EUR/USD	CIT	10/22/24	EUR	4,032	4,492	16
EUR/USD	HSB	10/22/24	EUR	347	386	—
EUR/USD	MLP	10/22/24	EUR	90	101	—
GBP/EUR	BNP	10/22/24	EUR	(173)	(193)	—
GBP/USD	CIT	10/22/24	GBP	144	192	—
HKD/USD	MSC	10/03/24	HKD	1,925	248	—
IDR/USD	BNP	10/22/24	IDR	34,912,166	2,304	44
ILS/USD	MSC	10/22/24	ILS	1,394	374	(3)
JPY/CAD	HSB	10/22/24	CAD	(257)	(190)	(3)
JPY/USD	BCL	10/22/24	JPY	2,822,120	19,696	(394)
JPY/USD	BCL	10/22/24	JPY	13,835	97	—
JPY/USD	BNP	10/22/24	JPY	12,173	85	(2)
JPY/USD	CIT	10/22/24	JPY	26,880	188	(2)
JPY/USD	CIT	10/22/24	JPY	41,469	289	1
KRW/USD	GSC	10/22/24	KRW	5,214,119	3,992	61
NOK/USD	HSB	10/22/24	NOK	2,770	263	3
NZD/EUR	BNP	10/22/24	EUR	(172)	(192)	2
NZD/USD	BCL	10/22/24	NZD	686	436	12
NZD/USD	BNP	10/22/24	NZD	305	194	1
PEN/USD	CIT	10/22/24	PEN	727	196	3
PLN/USD	BNP	10/22/24	PLN	2,808	729	3
RON/USD	GSC	10/22/24	RON	1,467	328	1
SEK/EUR	CIT	10/22/24	EUR	(173)	(193)	2
SEK/USD	BCL	10/22/24	SEK	6,875	678	6
SGD/USD	BNP	10/22/24	SGD	955	743	8
THB/USD	GSC	10/22/24	THB	36,141	1,125	37
USD/AUD	BNP	10/22/24	AUD	(9,315)	(6,442)	(181)
USD/AUD	CIT	10/22/24	AUD	(568)	(392)	(9)
USD/CAD	BNP	10/22/24	CAD	(258)	(191)	1
USD/CHF	CIT	10/22/24	CHF	(163)	(193)	(1)
USD/CHF	GSC	10/22/24	CHF	(163)	(193)	—
USD/DKK	MSC	10/22/24	DKK	(329)	(49)	—
USD/EUR	GSC	10/22/24	EUR	(173)	(193)	—
USD/EUR	MSC	10/22/24	EUR	(1,345)	(1,498)	(4)
USD/GBP	BNP	10/22/24	GBP	(1,042)	(1,393)	(24)
USD/HUF	CIT	10/22/24	HUF	(347,059)	(972)	1
USD/JPY	CIT	10/22/24	JPY	(27,888)	(195)	(2)
USD/JPY	CIT	10/22/24	JPY	(54,328)	(380)	2
USD/MXN	CIT	10/22/24	MXN	(1,526)	(77)	2
USD/MXN	HSB	10/22/24	MXN	(55,811)	(2,825)	39
USD/NZD	CIT	10/22/24	NZD	(309)	(197)	(7)
					23,487	(354)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Global Allocation Fund
Assets - Securities
Common Stocks
United States of America	302,891	1,090	9	303,990
France	—	33,994	—	33,994
United Kingdom	20	24,028	—	24,048
Japan	—	20,135	—	20,135
Taiwan	5,960	10,042	—	16,002
China	1,862	12,109	—	13,971
Germany	—	12,002	—	12,002
Switzerland	—	11,787	—	11,787
Netherlands	44	11,597	—	11,641
South Korea	—	9,701	—	9,701
India	640	6,889	—	7,529
Hong Kong	8	6,235	—	6,243
Denmark	—	6,208	—	6,208
Singapore	—	3,089	—	3,089
Australia	—	2,781	—	2,781

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Global Allocation Fund (continued)
Mexico	2,778	2	—	2,780
Canada	2,501	—	—	2,501
Sweden	—	2,488	—	2,488
Indonesia	—	2,280	—	2,280
Spain	—	1,961	—	1,961
Brazil	1,528	—	—	1,528
Italy	—	1,502	—	1,502
South Africa	—	1,435	—	1,435
Belgium	—	1,118	—	1,118
Saudi Arabia	—	931	—	931
Thailand	—	594	—	594
Argentina	460	—	—	460
Peru	411	—	—	411
Hungary	—	257	—	257
Poland	8	234	—	242
Finland	—	236	—	236
Chile	—	202	—	202
Turkey	—	202	—	202
Malaysia	—	172	—	172
Greece	—	162	—	162
Ireland	109	46	—	155
Portugal	—	141	—	141
Norway	—	135	—	135
Israel	—	102	—	102
Austria	—	61	—	61
New Zealand	—	41	—	41
Luxembourg	—	24	—	24
Macau	—	23	—	23
Corporate Bonds And Notes	—	309,110	—	309,110
Government And Agency Obligations	—	103,169	—	103,169
Investment Companies	45,495	—	—	45,495
Preferred Stocks	495	390	—	885
Short Term Investments	60,935	483	—	61,418
	426,145	599,188	9	1,025,342
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	3,772	—	—	3,772
Open Forward Foreign Currency Contracts	—	291	—	291
	3,772	291	—	4,063
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(326)	—	—	(326)
Open Forward Foreign Currency Contracts	—	(645)	—	(645)
	(326)	(645)	—	(971)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/JPMorgan Hedged Equity Fund
COMMON STOCKS 99.3%
Information Technology 31.3%
Accenture Public Limited Company - Class A	14	4,850
Adobe Inc. (a) (b)	3	1,504
Advanced Micro Devices, Inc. (a)	32	5,293
Analog Devices, Inc.	32	7,374
Apple Inc. (b)	290	67,478
Broadcom Inc.	57	9,780
Cadence Design Systems, Inc. (a)	5	1,419
Cognizant Technology Solutions Corporation - Class A (b)	55	4,277
Fair Isaac Corporation (a)	—	927
Hewlett Packard Enterprise Company	89	1,828
Intuit Inc. (b)	10	5,993
Lam Research Corporation	5	3,834
Marvell Technology, Inc.	6	467
Micron Technology, Inc. (b)	54	5,639
Microsoft Corporation (b)	159	68,379
Motorola Solutions, Inc.	3	1,446
NVIDIA Corporation (b)	510	61,996
NXP Semiconductors N.V.	30	7,278
Salesforce, Inc.	30	8,085
Seagate Technology Holdings Public Limited Company	43	4,683
ServiceNow, Inc. (a) (b)	10	9,012
Te Connectivity Public Limited Company	6	892
Texas Instruments Incorporated (b)	41	8,419
Western Digital Corporation (a)	28	1,879
		292,732
Financials 12.9%
Ameriprise Financial, Inc.	4	1,882
AON Public Limited Company - Class A	10	3,411
Bank of America Corporation	269	10,660
Berkshire Hathaway Inc. - Class B (a)	30	13,605
Block, Inc. - Class A (a)	11	709
Charles Schwab Corporation, The (b)	50	3,242
Citigroup Inc.	41	2,546
CME Group Inc. - Class A	25	5,488
Corpay Inc (a)	11	3,594
Fidelity National Information Services, Inc.	56	4,712
Fifth Third Bancorp	96	4,111
Goldman Sachs Group, Inc., The	11	5,277
KKR & Co. Inc. - Class A	13	1,648
MasterCard Incorporated - Class A	31	15,510
MetLife, Inc.	34	2,826
Morgan Stanley	13	1,323
Principal Financial Group, Inc.	22	1,894
The Progressive Corporation (b)	28	7,013
Travelers Companies, Inc. , The (b)	18	4,321
Truist Financial Corporation (b)	115	4,901
U.S. Bancorp	70	3,219
Visa Inc. - Class A	43	11,750
Wells Fargo & Company (b)	134	7,575
		121,217
Consumer Discretionary 11.8%
Amazon.com, Inc. (a) (b)	202	37,591
Aptiv PLC (a)	17	1,219
AutoZone, Inc. (a) (b)	2	6,810
Best Buy Co., Inc.	21	2,131
Booking Holdings Inc. (b)	1	6,078
Burlington Stores, Inc. (a) (b)	9	2,251
Chipotle Mexican Grill, Inc. (a)	80	4,604
DoorDash, Inc. - Class A (a)	5	654
Expedia Group, Inc. (a)	16	2,405
Hilton Worldwide Holdings Inc.	13	3,005
Lennar Corporation - Class A (b)	8	1,446
LKQ Corporation	9	345
Lowe`s Companies, Inc.	37	10,056
Lululemon Athletica Inc. (a)	4	1,128
McDonald's Corporation (b)	15	4,723
O'Reilly Automotive, Inc. (a)	1	1,124
Ross Stores, Inc.	24	3,551
Royal Caribbean Cruises Ltd.	20	3,580
Tesla Inc. (a)	46	11,917
Toll Brothers, Inc.	4	606
Yum! Brands, Inc.	34	4,773
		109,997
Health Care 11.6%
Abbott Laboratories	12	1,390
AbbVie Inc.	62	12,263
Baxter International Inc.	17	642
Biogen Inc. (a)	7	1,329
BioMarin Pharmaceutical Inc. (a)	4	311
Boston Scientific Corporation (a) (b)	58	4,872
Bristol-Myers Squibb Company	107	5,514
Danaher Corporation (b)	20	5,436
DexCom, Inc. (a) (b)	4	245
Elevance Health, Inc. (b)	7	3,881
Eli Lilly and Company	14	12,107
HCA Healthcare, Inc.	3	1,251
Humana Inc. (b)	6	1,753
Johnson & Johnson (b)	33	5,365
McKesson Corporation	2	1,238
Medtronic, Inc. (b)	50	4,529
Merck & Co., Inc.	30	3,433
Neurocrine Biosciences, Inc. (a)	6	673
Regeneron Pharmaceuticals, Inc. (a) (b)	5	5,332
Sarepta Therapeutics, Inc. (a)	3	354
Stryker Corporation	19	6,841
Thermo Fisher Scientific Inc.	15	9,135
UnitedHealth Group Incorporated	26	15,093
Vertex Pharmaceuticals Incorporated (a) (b)	12	5,459
		108,446
Industrials 9.0%
AMETEK, Inc.	3	566
Carrier Global Corporation (b)	58	4,674
CSX Corporation (b)	110	3,805
Deere & Company (b)	16	6,882
Delta Air Lines, Inc.	35	1,774
Eaton Corporation Public Limited Company	10	3,314
FedEx Corporation (b)	11	2,935
Honeywell International Inc. (b)	43	8,830
Howmet Aerospace Inc. (b)	52	5,199
Ingersoll Rand Inc.	16	1,595
Leidos Holdings, Inc.	22	3,553
Masco Corporation (b)	28	2,317
Northrop Grumman Corporation	3	1,765
Otis Worldwide Corporation (b)	47	4,936
PACCAR Inc	13	1,303
Textron Inc.	32	2,872
Trane Technologies Public Limited Company (b)	22	8,651
TransDigm Group Incorporated	3	4,557
Uber Technologies, Inc. (a) (b)	79	5,917
Union Pacific Corporation	7	1,699
United Parcel Service, Inc. - Class B (b)	38	5,237
United Rentals, Inc.	2	1,673
		84,054
Communication Services 8.0%
Alphabet Inc. - Class A	113	18,725
Alphabet Inc. - Class C	85	14,253
Comcast Corporation - Class A (b)	164	6,845
Former Charter Communications Parent, Inc. - Class A (a) (b)	6	1,921
Meta Platforms, Inc. - Class A	48	27,325
Netflix, Inc. (a)	1	826
Sirius XM Holdings Inc. (a)	24	570
T-Mobile US, Inc. (b)	16	3,236
Warner Music Group Corp. - Class A	33	1,032
		74,733
Consumer Staples 4.7%
Altria Group, Inc.	26	1,331
Church & Dwight Co., Inc.	19	1,939
Coca-Cola Company, The	103	7,415
Costco Wholesale Corporation	6	5,768
Kenvue Inc.	95	2,208

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Mondelez International, Inc. - Class A (b)	104	7,650
Monster Beverage 1990 Corporation (a)	58	3,049
PepsiCo, Inc.	41	7,002
Philip Morris International Inc. (b)	24	2,861
Procter & Gamble Company, The	17	2,962
Target Corporation	9	1,387
The Estee Lauder Companies Inc. - Class A	8	757
		44,329
Energy 3.3%
Baker Hughes Company - Class A	39	1,414
Chevron Corporation	10	1,440
ConocoPhillips (b)	62	6,483
Diamondback Energy, Inc. (b)	18	3,115
EOG Resources, Inc. (b)	39	4,740
EQT Corporation	12	454
Exxon Mobil Corporation	113	13,217
		30,863
Utilities 2.5%
CMS Energy Corporation	31	2,215
NextEra Energy, Inc.	85	7,211
NRG Energy, Inc.	4	400
PG&E Corporation	232	4,590
The Southern Company (b)	92	8,298
Vistra Corp.	7	774
		23,488
Real Estate 2.2%
Digital Realty Trust, Inc. (b)	21	3,411
Equinix, Inc.	1	467
Equity Lifestyle Properties, Inc. (b)	29	2,043
ProLogis Inc.	41	5,197
SBA Communications Corporation - Class A (b)	13	3,208
Ventas, Inc. (b)	58	3,752
Welltower Inc.	19	2,425
		20,503
Materials 2.0%
Dow Inc. (b)	74	4,027
Eastman Chemical Company	2	273
Linde Public Limited Company	17	8,223
LyondellBasell Industries N.V. - Class A	23	2,203
Martin Marietta Materials, Inc.	2	1,147
Nucor Corporation (b)	7	1,044
PPG Industries, Inc.	15	2,046
		18,963
Total Common Stocks (cost $665,265)		929,325
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 4.82% (c) (d)	8,102	8,102
Total Short Term Investments (cost $8,102)		8,102
Total Investments 100.2% (cost $673,367)		937,427
Total Purchased Options 1.3% (cost $12,281)		12,161
Other Derivative Instruments (1.2)%		(11,594)
Other Assets and Liabilities, Net (0.3)%		(2,047)
Total Net Assets 100.0%		935,947

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/JPMorgan Hedged Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	15,136	124,881	131,915	399	—	—	8,102	0.9

JNL/JPMorgan Hedged Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	25	December 2024	7,145	36	123

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
S&P 500 Index	Put	5,450.00	12/31/24	1,659	904,155	12,161

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
S&P 500 Index	Call	6,055.00	12/31/24	1,659	1,004,525	(8,876)
S&P 500 Index	Put	4,600.00	12/31/24	1,659	763,140	(2,754)
						(11,630)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Hedged Equity Fund
Assets - Securities
Common Stocks	929,325	—	—	929,325
Short Term Investments	8,102	—	—	8,102
	937,427	—	—	937,427
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	123	—	—	123
Exchange Traded Purchased Options	12,161	—	—	12,161
	12,284	—	—	12,284
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(11,630)	—	—	(11,630)
	(11,630)	—	—	(11,630)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS 99.4%
Information Technology 22.8%
Amphenol Corporation - Class A	349	22,768
AppLovin Corporation - Class A (a)	194	25,315
Atlassian Corporation - Class A (a)	100	15,893
Confluent, Inc. - Class A (a)	896	18,255
CrowdStrike Holdings, Inc. - Class A (a)	49	13,704
CyberArk Software Ltd. (a)	80	23,252
Datadog, Inc. - Class A (a)	424	48,800
Elastic N.V. (a)	245	18,801
Entegris, Inc.	405	45,547
Gartner, Inc. (a)	116	58,880
Globant S.A. (a)	150	29,805
HubSpot, Inc. (a)	104	55,100
Marvell Technology, Inc.	295	21,261
MongoDB, Inc. - Class A (a)	138	37,336
Monolithic Power Systems, Inc.	46	42,799
Nutanix, Inc. - Class A (a)	317	18,804
On Semiconductor Corporation (a)	376	27,322
Onto Innovation Inc. (a)	109	22,676
Palantir Technologies Inc. - Class A (a)	503	18,706
Palo Alto Networks, Inc. (a)	61	20,887
Rambus Inc. (a)	361	15,221
Rubrik, Inc. - Class A (a)	168	5,393
Snowflake Inc. - Class A (a)	79	9,106
Synopsys, Inc. (a)	45	22,932
Teledyne Technologies Incorporated (a)	55	24,117
Teradyne, Inc.	332	44,461
Tyler Technologies, Inc. (a)	55	32,142
		739,283
Industrials 20.6%
AAON, Inc.	310	33,441
Air Lease Corporation - Class A	392	17,734
AMETEK, Inc.	155	26,522
Booz Allen Hamilton Holding Corporation - Class A	362	58,933
Cintas Corporation	78	16,032
Copart, Inc. (a)	487	25,514
ESAB Corporation	211	22,409
GE Vernova Inc. (a)	51	12,962
HEICO Corporation - Class A	283	57,590
Hubbell Incorporated	59	25,112
Ingersoll Rand Inc.	283	27,810
ITT Inc.	286	42,751
J.B. Hunt Transport Services, Inc.	127	21,903
Mine Safety Appliances Company, LLC	122	21,652
Quanta Services, Inc.	190	56,635
Saia, Inc. (a)	94	40,914
Simpson Manufacturing Co., Inc.	137	26,276
Trane Technologies Public Limited Company	78	30,341
Vertiv Holdings Co - Class A	634	63,076
Westinghouse Air Brake Technologies Corporation	154	27,971
Woodward, Inc.	88	15,074
		670,652
Consumer Discretionary 16.1%
AutoZone, Inc. (a)	7	22,898
Bright Horizons Family Solutions, Inc. (a)	265	37,183
Burlington Stores, Inc. (a)	125	32,955
Domino's Pizza, Inc.	74	31,644
DoorDash, Inc. - Class A (a)	251	35,834
Floor & Decor Holdings, Inc. - Class A (a)	166	20,583
Flutter Entertainment Public Limited Company (a)	115	27,317
Garmin Ltd.	160	28,137
Hilton Worldwide Holdings Inc.	242	55,859
Las Vegas Sands Corp.	622	31,284
On Holding AG - Class A (a)	345	17,316
Planet Fitness, Inc. - Class A (a)	271	22,019
Pool Corporation	94	35,412
Ross Stores, Inc.	228	34,344
Thor Industries, Inc.	190	20,846
Tractor Supply Company	194	56,346
Ulta Beauty, Inc. (a)	32	12,562
		522,539
Health Care 16.0%
Acadia Healthcare Company, Inc. (a)	306	19,411
Agilent Technologies, Inc.	121	18,031
Alnylam Pharmaceuticals, Inc. (a)	195	53,623
Amicus Therapeutics, Inc. (a)	860	9,182
Apellis Pharmaceuticals, Inc. (a)	381	10,997
Centene Corporation (a)	255	19,226
DexCom, Inc. (a)	365	24,487
Exact Sciences Corporation (a)	377	25,694
Exelixis, Inc. (a)	639	16,582
IDEXX Laboratories, Inc. (a)	37	18,689
Insmed Incorporated (a)	278	20,275
Inspire Medical Systems, Inc. (a)	103	21,663
Intra-Cellular Therapies, Inc. (a)	386	28,211
IQVIA Holdings Inc (a)	109	25,765
McKesson Corporation	55	27,241
Mettler-Toledo International Inc. (a)	13	18,968
Natera, Inc. (a)	341	43,244
Revolution Medicines, Inc. (a)	224	10,171
Sarepta Therapeutics, Inc. (a)	52	6,532
The Cooper Companies, Inc. (a)	273	30,119
Vaxcyte, Inc. (a)	42	4,762
Veeva Systems Inc. - Class A (a)	121	25,365
Viking Therapeutics, Inc. (a)	199	12,580
West Pharmaceutical Services, Inc.	95	28,631
		519,449
Financials 13.4%
Ares Management Corporation - Class A	346	53,951
Arthur J. Gallagher & Co.	101	28,379
Coinbase Global, Inc. - Class A (a)	48	8,595
FactSet Research Systems Inc.	61	28,160
Interactive Brokers Group, Inc. - Class A	260	36,179
KKR & Co. Inc. - Class A	248	32,326
LPL Financial Holdings Inc.	112	26,152
Moody's Corporation	76	36,166
MSCI Inc. - Class A	63	36,716
NU Holdings Ltd. - Class A (a)	2,722	37,161
Raymond James Financial, Inc.	180	22,085
Remitly Global, Inc. (a)	283	3,786
Robinhood Markets, Inc. - Class A (a)	1,020	23,897
Rocket Companies, Inc. - Class A (a)	1,410	27,052
Tradeweb Markets Inc. - Class A	272	33,679
		434,284
Communication Services 3.3%
Take-Two Interactive Software, Inc. (a)	188	28,925
Trade Desk, Inc., The - Class A (a)	726	79,607
		108,532
Energy 3.2%
Cheniere Energy, Inc.	205	36,890
EOG Resources, Inc.	256	31,447
TechnipFMC PLC	1,298	34,055
		102,392
Consumer Staples 2.5%
Casey's General Stores, Inc.	85	31,832
Constellation Brands, Inc. - Class A	109	28,070
e.l.f. Beauty, Inc. (a)	201	21,930
		81,832
Materials 0.9%
Eagle Materials Inc.	106	30,461
Utilities 0.6%
Vistra Corp.	165	19,518
Total Common Stocks (cost $2,698,022)		3,228,942
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 4.82% (b) (c)	20,534	20,534
Total Short Term Investments (cost $20,534)		20,534
Total Investments 100.0% (cost $2,718,556)		3,249,476
Other Assets and Liabilities, Net (0.0)%		(854)
Total Net Assets 100.0%		3,248,622

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/JPMorgan MidCap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	37,367	509,775	526,608	1,511	—	—	20,534	0.6
JNL Government Money Market Fund, 4.92% - Class SL	—	12,794	12,794	11	—	—	—	—
	37,367	522,569	539,402	1,522	—	—	20,534	0.6

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan MidCap Growth Fund
Assets - Securities
Common Stocks	3,228,942	—	—	3,228,942
Short Term Investments	20,534	—	—	20,534
	3,249,476	—	—	3,249,476

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 80.5%
Mortgage-Backed Securities 25.8%
Federal Home Loan Mortgage Corporation
6.00%, 11/01/28	7	7
7.00%, 10/01/31 - 06/01/32	6	7
5.00%, 08/01/33 - 12/01/34	222	227
5.50%, 07/01/38	581	607
4.50%, 10/01/40	272	274
3.50%, 09/01/46 - 01/01/50	5,561	5,230
3.00%, 01/01/47 - 06/01/50	6,340	5,794
2.50%, 05/01/50	7,971	6,941
2.00%, 09/01/50 - 09/01/51	20,676	17,228
Federal National Mortgage Association, Inc.
4.00%, 02/01/25 - 12/01/50	25,745	25,173
3.18%, 09/01/25	4,535	4,487
3.10%, 01/01/26	7,500	7,368
6.50%, 03/01/26 - 03/01/36	60	63
3.33%, 03/01/27	2,207	2,177
3.04%, 06/01/27 (a)	1,921	1,883
7.00%, 03/01/29	2	2
8.00%, 12/01/29 - 03/01/31	8	8
6.00%, 02/01/31 - 12/01/36	1,359	1,424
7.50%, 02/01/31	2	2
1.90%, 12/01/31	35,000	30,157
3.54%, 06/01/32	1,822	1,752
1.94%, 10/01/33	10,000	8,341
2.52%, 09/01/34	7,040	6,138
2.41%, 10/01/34	10,104	8,723
5.50%, 02/01/35 - 10/01/36	742	772
1.78%, 05/01/35	15,000	11,765
5.00%, 09/01/35 - 06/01/53	26,853	26,976
2.04%, 06/01/37	5,214	4,041
3.50%, 06/01/42 - 04/01/52	29,037	27,476
3.00%, 03/01/43 - 09/01/52	35,510	32,323
2.00%, 10/01/50	11,160	9,287
2.50%, 10/01/50 - 01/01/52	13,403	11,656
4.50%, 08/01/52 - 10/01/52	66,072	65,383
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	278	288
2.50%, 09/15/49 - 01/20/50	15,745	13,898
3.00%, 04/15/50	8,937	8,246
3.50%, 09/20/51	6,790	6,292
		352,416
U.S. Treasury Note 19.7%
Treasury, United States Department of
1.75%, 03/15/25	10,000	9,884
2.75%, 05/15/25	10,000	9,906
2.63%, 01/31/26	25,000	24,617
4.63%, 06/30/26	20,000	20,306
2.00%, 11/15/26	17,000	16,432
2.25%, 02/15/27 - 08/15/27	105,000	101,549
0.63%, 03/31/27	25,000	23,238
4.13%, 10/31/27	10,000	10,159
4.00%, 06/30/28	20,000	20,300
1.50%, 11/30/28	25,000	23,000
3.88%, 08/15/34	10,000	10,069
		269,460
Collateralized Mortgage Obligations 13.1%
Federal Home Loan Mortgage Corporation
Series 30-264, 3.00%, 07/15/42	4,623	4,330
Series BY-3104, REMIC, 5.50%, 01/15/26	132	132
Series KW-3874, REMIC, 4.50%, 06/15/26	222	221
Series B-3917, REMIC, 4.50%, 08/15/26	10	10
Series GT-3270, REMIC, 5.50%, 01/15/27	213	213
Series DG-3737, REMIC, 5.00%, 10/15/30	63	63
Series PA-3981, REMIC, 3.00%, 04/15/31	290	288
Series AM-2525, REMIC, 4.50%, 04/15/32	54	55
Series NY-4206, REMIC, 3.00%, 05/15/33	3,474	3,308
Series MJ-2638, REMIC, 5.00%, 07/15/33	328	335
Series MU-2915, REMIC, 5.00%, 01/15/35	462	473
Series AZ-3036, REMIC, 5.00%, 02/15/35	2,665	2,728
Series CB-3688, REMIC, 4.00%, 06/15/36	376	371
Series PB-3283, REMIC, 5.50%, 07/15/36	407	422
Series B-3413, REMIC, 5.50%, 04/15/37	139	145
Series PE-3341, REMIC, 6.00%, 07/15/37	275	289
Series HZ-4365, REMIC, 3.00%, 01/15/40	2,727	2,573
Series QH-3699, REMIC, 5.50%, 07/15/40	385	395
Series PB-4047, REMIC, 3.50%, 01/15/41	1,160	1,149
Series YN-4094, REMIC, 3.00%, 08/15/42	2,144	2,039
Series AW-4437, REMIC, 2.50%, 02/15/45	5,143	4,151
Series PY-4493, REMIC, 3.00%, 07/15/45	3,715	3,150
Series DB-4585, REMIC, 3.00%, 05/15/46	5,594	4,368
Series KR-4945, REMIC, 2.50%, 09/25/49	4,498	3,952
Series MD-4937, REMIC, 2.50%, 10/25/49	3,601	3,187
Series PA-4933, REMIC, 2.50%, 10/25/49	5,615	5,010
Series 2020-M55G-1, REMIC, 3.00%, 08/25/59	6,557	5,838
Series 2024-MT-2, REMIC, 3.50%, 05/25/64	3,064	2,767
Federal National Mortgage Association, Inc.
Series 2011-PB-145, REMIC, 3.50%, 01/25/32	5,556	5,427
Series 2012-LY-134, REMIC, 3.00%, 12/25/32	2,769	2,617
Series 2003-PE-63, REMIC, 3.50%, 07/25/33	13	13
Series 2013-PY-106, REMIC, 3.00%, 10/25/33	5,031	4,824
Series 2004-AZ-35, REMIC, 4.50%, 05/25/34	1,671	1,669
Series 2015-BY-41, REMIC, 3.00%, 09/25/34	2,140	2,084
Series 2015-BW-15, REMIC, 3.50%, 04/25/35	3,735	3,618
Series 2015-GB-28, REMIC, 3.50%, 05/25/35	4,156	3,986
Series 2015-EY-47, REMIC, 3.00%, 07/25/35	5,051	4,706
Series 2005-PL-64, REMIC, 5.50%, 07/25/35	63	64
Series 2005-BG-97, REMIC, 5.50%, 11/25/35	767	791
Principal Only, Series 2006-HO-23, REMIC, 0.00%, 04/25/36	294	240
Series 2016-LY-30, REMIC, 3.50%, 05/25/36	5,618	5,299
Series 2007-BA-12, REMIC, 6.00%, 02/25/37	17	17
Series 2017-DL-83, REMIC, 3.00%, 10/25/37	5,061	4,578
Series 2010-MB-47, REMIC, 5.00%, 09/25/39	868	890
Series 2010-SL-4, REMIC, 0.00%, (11.33% - (SOFR 30-Day Average * 2.25)), 02/25/40 (a)	25	20
Series 2010-CB-11, REMIC, 4.50%, 02/25/40	42	42
Series 2010-PM-123, REMIC, 4.00%, 07/25/40	474	471
Series 2010-MB-134, REMIC, 4.50%, 12/25/40	1,398	1,367
Series 2002-A3-T4, REMIC, 7.50%, 12/25/41	1,278	1,344
Series 2012-EP-60, REMIC, 3.00%, 04/25/42	497	482
Series 2003-2A4-W3, REMIC, 5.75%, 06/25/42	363	374
Series 2012-HY-102, REMIC, 2.00%, 09/25/42	4,000	3,264
Series 2012-AB-121, REMIC, 3.00%, 11/25/42	2,643	2,441
Series 2003-2A7-W12, REMIC, 4.68%, 06/25/43	831	822
Series 2016-LA-25, REMIC, 3.00%, 07/25/45	2,263	2,155
Series 2015-N-97, REMIC, 3.00%, 11/25/45	13,757	12,177
Series 2019-CA-71, REMIC, 2.50%, 07/25/46	5,196	4,861
Series 2017-CA-52, REMIC, 3.00%, 07/25/47	2,959	2,702
Series 2019-PA-65, REMIC, 2.50%, 05/25/48	1,847	1,712
Series 2019-KA-42, REMIC, 3.00%, 07/25/49	8,721	8,034
Series 2019-JA-81, REMIC, 2.50%, 09/25/49	4,371	3,909
Series 2009-A-W1, REMIC, 5.99%, 12/25/49	101	106
Series 2020-JC-12, REMIC, 2.00%, 03/25/50	8,843	7,317
Government National Mortgage Association
Series 2003-ZA-75, REMIC, 5.50%, 09/20/33	266	276
Series 2003-Z-114, REMIC, 6.00%, 12/16/33	390	401
Series 2007-MB-2, REMIC, 5.50%, 01/20/37	539	557
Interest Only, Series 2008-SA-40, REMIC, 1.19%, (6.29% - (1 Month Term SOFR * 1)), 05/16/38 (a)	547	38
Series 2010-GP-166, REMIC, 3.00%, 04/20/39	76	75
Series 2009-TX-42, REMIC, 4.50%, 06/20/39	997	993
Series 2011-Z-29, REMIC, 5.00%, 05/20/40	11,669	11,813
Interest Only, Series 2011-SH-97, REMIC, 1.05%, (6.02% - (1 Month Term SOFR * 1)), 07/20/41 (a)	940	85
Series 2015-PL-157, REMIC, 3.00%, 10/20/45	12,872	11,001
Series 2016-AC-19, REMIC, 3.00%, 02/20/46	1,284	1,073
Principal Only, Series 2018-BO-46, REMIC, 0.00%, 03/20/48	4,714	4,014
Series 2013-FA-H16, REMIC, 6.01%, (1 Month Term SOFR + 0.65%), 07/20/63 (a)	1,117	1,117
U.S. Department of Veterans Affairs
Series 2001-Z-2, REMIC, 6.75%, 02/15/31	319	337
		178,165

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
U.S. Treasury Bond 12.1%
Treasury, United States Department of
2.00%, 11/15/41 - 02/15/50	80,000	56,305
2.38%, 02/15/42	15,000	11,681
3.88%, 02/15/43 - 05/15/43	18,000	17,359
3.75%, 11/15/43	48,000	45,157
3.00%, 05/15/45 - 02/15/48	37,500	30,995
2.25%, 08/15/49	5,000	3,464
		164,961
Commercial Mortgage-Backed Securities 3.9%
Federal Home Loan Mortgage Corporation
Series A1-K087, REMIC, 3.59%, 10/25/27	1,866	1,841
Series A2-K145, REMIC, 2.58%, 05/25/32	4,265	3,813
Series A2-K149, REMIC, 3.53%, 08/25/32	6,000	5,758
Series APT2-Q013, REMIC, 1.16%, 05/25/50 (a)	4,473	4,113
Federal National Mortgage Association, Inc.
Series 2017-A2-M13, REMIC, 3.03%, 09/25/27 (a)	1,858	1,803
Series 2019-A2-M1, REMIC, 3.66%, 09/25/28 (a)	3,351	3,292
Series 2022-A2-M3, REMIC, 1.76%, 11/25/31 (a)	7,500	6,362
Series 2019-A2-M31, REMIC, 2.85%, 04/25/34	9,000	7,774
Series 2020-AL-M8, REMIC, 2.01%, 03/25/35	9,937	7,916
Series 2019-AL2-M14, REMIC, 3.07%, 04/25/48	10,963	10,231
		52,903
U.S. Treasury Inflation Indexed Securities 3.0%
Treasury, United States Department of
1.38%, 02/15/44 (b)	44,875	40,913
U.S. Government Agency Obligations 2.9%
Federal Farm Credit Banks Funding Corporation
3.33%, 04/28/37 (c)	7,500	6,772
Federal National Mortgage Association, Inc.
Principal Only, 0.00%, 03/23/28 (c) (d)	4,000	3,502
FHLBanks Office of Finance
5.75%, 06/12/26 (c)	5,000	5,161
Resolution Funding Corporation
Principal Only, 0.00%, 01/15/30 (c) (d)	20,660	16,849
Tennessee Valley Authority
0.75%, 05/15/25 (c)	4,500	4,403
Interest Only, 0.00%, 07/15/37 (c) (d)	6,000	3,380
		40,067
Total Government And Agency Obligations (cost $1,190,116)		1,098,885
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 7.6%
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 5.27%, (1 Month Term SOFR + 0.31%), 12/20/46 (a) (e)	257	234
Alternative Loan Trust 2006-OA9
Series 2006-2A1A-OA9, REMIC, 5.50%, (1 Month Term SOFR + 0.53%), 07/20/46 (a) (e)	148	123
AMSR 2020-SFR3 Trust
Series 2020-A-SFR3, REMIC, 1.36%, 09/17/25	7,389	7,179
Bank 2020-BNK26
Series 2020-A4-BN26, REMIC, 2.40%, 02/15/30	5,000	4,455
BBCMS Trust 2015-VFM
Series 2015-A1-VFM, REMIC, 2.47%, 03/12/26	667	648
CF Hippolyta Issuer LLC
Series 2020-A1-1, 1.69%, 07/15/25	4,497	4,350
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-A5-GC46, REMIC, 2.72%, 02/15/30	8,750	7,866
CP Atlas Buyer, Inc.
Series 2020-A-SFR2, REMIC, 1.27%, 11/17/25	7,944	7,664
Credit Suisse Securities (USA) LLC
Series 2004-4A1-5, REMIC, 6.00%, 09/25/34	124	123
CSAIL 2015-C3 Commercial Mortgage Trust
Series 2015-A4-C3, REMIC, 3.72%, 07/17/25	8,775	8,664
Eleven Madison Trust 2015-11MD Mortgage Trust
Series 2015-A-11MD, REMIC, 3.67%, 09/11/25 (a)	2,989	2,908
FirstKey Homes 2020-SFR1 Trust
Series 2020-A-SFR1, 1.34%, 09/18/25	6,165	5,964
GS Mortgage Securities Trust 2017-GS7
Series 2017-A4-GS7, REMIC, 3.43%, 07/12/27	10,500	10,074
GS Mortgage Securities Trust 2020-GC45
Series 2020-A5-GC45, REMIC, 2.91%, 12/14/29	10,000	9,176
MASTR Adjustable Rate Mortgages Trust 2004-10
Series 2004-3A2-1, REMIC, 4.02%, 02/25/34 (a)	188	161
Morgan Stanley Mortgage Loan Trust 2004-8AR
Series 2004-4A2-8AR, REMIC, 6.07%, 10/25/34 (a)	31	30
Nomura Credit & Capital, Inc.
Series 2004-A1-R1, REMIC, 6.50%, 03/25/34	1,047	901
Progress Residential 2022-SFR3 Trust
Series 2022-A-SFR3, REMIC, 3.20%, 04/19/27 (a)	3,977	3,858
SACO I Trust 2006-6
Series 2006-A-6, REMIC, 5.23%, (1 Month Term SOFR + 0.37%), 06/25/36 (a) (e)	5	12
SCF Equipment Leasing 2022-2 LLC
Series 2022-A3-2A, 6.50%, 10/21/30	9,546	9,670
Structured Asset Mortgage Investments II Trust 2006-AR7
Series 2006-A1A-AR7, REMIC, 5.39%, (1 Month Term SOFR + 0.53%), 08/25/36 (a) (e)	219	177
Tricon American Homes 2020-SFR1 Trust
Series 2020-A-SFR1, REMIC, 1.50%, 07/17/26	11,621	11,073
UBS-BAMLL Trust
Series 2012-A-WRM, REMIC, 3.66%, 06/12/30	144	134
Wells Fargo Commercial Mortgage Trust 2019-C53
Series 2019-A4-C53, REMIC, 3.04%, 10/17/29	6,000	5,586
Worldwide Plaza Trust 2017-WWP
Series 2017-A-WWP, REMIC, 3.53%, 11/12/27	3,939	2,635
Total Non-U.S. Government Agency Asset-Backed Securities (cost $110,858)		103,665
CORPORATE BONDS AND NOTES 7.3%
Financials 3.1%
Banco Santander, S.A.
2.75%, 05/28/25 (f)	2,600	2,560
Bank of America Corporation
6.20%, 11/10/28	8,315	8,775
BNP Paribas
1.32%, 01/13/27 (f) (g)	6,470	6,193
KeyBank National Association
5.85%, 11/15/27	8,000	8,284
Morgan Stanley
2.70%, 01/22/31	4,300	3,938
Protective Life Global Funding
1.17%, 07/15/25 (g)	7,790	7,587
State Street Corporation
3.15%, 03/30/31	2,000	1,891
Toyota Motor Credit Corporation
5.45%, 11/10/27	3,500	3,648
		42,876
Communication Services 1.2%
AT&T Inc.
1.65%, 02/01/28	7,515	6,921
T-Mobile USA, Inc.
3.88%, 04/15/30	10,000	9,728
		16,649
Consumer Staples 1.1%
Archer-Daniels-Midland Company
3.25%, 03/27/30	2,625	2,503
Cargill, Incorporated
2.13%, 04/23/30 (g)	2,480	2,241
Kroger Co., The
1.70%, 01/15/31	5,000	4,231
Philip Morris International Inc.
5.75%, 11/17/32	5,000	5,366
		14,341

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Health Care 0.5%
MultiCare Health System
2.80%, 08/15/50	1,250	796
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/30	5,000	4,451
Zoetis Inc.
2.00%, 05/15/30	2,200	1,946
		7,193
Utilities 0.4%
Ameren Illinois Company
5.90%, 12/01/52	625	696
PG&E Recovery Funding LLC
5.54%, 07/15/47	5,115	5,430
		6,126
Industrials 0.4%
Penske Truck Leasing Co., L.P.
5.88%, 11/15/27 (g)	5,000	5,206
Consumer Discretionary 0.3%
Hyundai Capital America
1.80%, 01/10/28 (g)	3,875	3,550
Energy 0.2%
Enterprise Products Operating LLC
3.70%, 02/15/26	1,013	1,007
ONEOK, Inc.
6.10%, 11/15/32	1,520	1,637
		2,644
Materials 0.1%
Nutrien Ltd.
5.95%, 11/07/25	1,225	1,244
Real Estate 0.0%
Healthpeak OP, LLC
3.40%, 02/01/25	93	92
Total Corporate Bonds And Notes (cost $102,557)		99,921
SHORT TERM INVESTMENTS 4.0%
Investment Companies 4.0%
JNL Government Money Market Fund - Class I, 4.82% (h) (i)	53,874	53,874
Total Short Term Investments (cost $53,874)		53,874
Total Investments 99.4% (cost $1,457,405)		1,356,345
Other Assets and Liabilities, Net 0.6%		8,132
Total Net Assets 100.0%		1,364,477

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(f) Convertible security.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2024, the value and the percentage of net assets of these securities was $24,777 and 1.8% of the Fund.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/JPMorgan U.S. Government & Quality Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	55,867	380,454	382,447	1,639	—	—	53,874	3.9
JNL Government Money Market Fund, 4.92% - Class SL	—	6,476	6,476	2	—	—	—	—
	55,867	386,930	388,923	1,641	—	—	53,874	3.9

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan U.S. Government & Quality Bond Fund
Assets - Securities
Government And Agency Obligations	—	1,098,885	—	1,098,885
Non-U.S. Government Agency Asset-Backed Securities	—	103,665	—	103,665
Corporate Bonds And Notes	—	99,921	—	99,921
Short Term Investments	53,874	—	—	53,874
	53,874	1,302,471	—	1,356,345

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Value Fund
COMMON STOCKS 99.8%
Financials 23.7%
American Express Company	95	25,801
Ares Management Corporation - Class A	97	15,162
Bank of America Corporation	969	38,448
Berkshire Hathaway Inc. - Class B (a)	88	40,677
BlackRock, Inc.	21	20,222
Blackstone Inc. - Class A	113	17,303
Capital One Financial Corporation	59	8,892
Charles Schwab Corporation, The	457	29,589
Chubb Limited	71	20,341
First Citizens BancShares, Inc. - Class A	4	7,325
Fiserv, Inc. (a)	97	17,392
Goldman Sachs Group, Inc., The	17	8,237
Hartford Financial Services Group, Inc. , The	161	18,946
M&T Bank Corporation	105	18,779
Marsh & Mclennan Companies, Inc.	47	10,482
MetLife, Inc.	247	20,336
Morgan Stanley	268	27,923
The PNC Financial Services Group, Inc.	101	18,719
U.S. Bancorp	112	5,140
Wells Fargo & Company	769	43,441
		413,155
Industrials 15.6%
Carrier Global Corporation	426	34,294
CSX Corporation	947	32,686
Deere & Company	32	13,317
Dover Corporation	139	26,637
Eaton Corporation Public Limited Company	83	27,367
General Dynamics Corporation	96	28,923
Northrop Grumman Corporation	24	12,422
Parker-Hannifin Corporation	30	19,234
Republic Services, Inc.	46	9,215
RTX Corporation	187	22,609
Union Pacific Corporation	77	19,079
United Parcel Service, Inc. - Class B	194	26,430
		272,213
Health Care 15.5%
AbbVie Inc.	150	29,617
Becton, Dickinson and Company	46	11,065
Boston Scientific Corporation (a)	228	19,067
Bristol-Myers Squibb Company	433	22,409
Eli Lilly and Company	10	9,207
Humana Inc.	31	9,915
Johnson & Johnson	147	23,860
Medtronic, Inc.	161	14,530
Merck & Co., Inc.	85	9,694
Pfizer Inc.	246	7,113
Regeneron Pharmaceuticals, Inc. (a)	13	14,040
The Cigna Group	46	15,858
Thermo Fisher Scientific Inc.	12	7,272
UnitedHealth Group Incorporated	80	46,936
Universal Health Services, Inc. - Class B	47	10,699
Vertex Pharmaceuticals Incorporated (a)	31	14,595
Zimmer Biomet Holdings, Inc.	48	5,218
		271,095
Information Technology 8.6%
Advanced Micro Devices, Inc. (a)	83	13,561
Analog Devices, Inc.	138	31,801
International Business Machines Corporation	51	11,361
Micron Technology, Inc.	56	5,766
Microsoft Corporation	59	25,450
NXP Semiconductors N.V.	77	18,405
Texas Instruments Incorporated	150	31,064
Western Digital Corporation (a)	194	13,237
		150,645
Consumer Discretionary 8.3%
AutoZone, Inc. (a)	6	17,772
Booking Holdings Inc.	3	10,897
Home Depot, Inc. , The	66	26,548
Lowe`s Companies, Inc.	117	31,617
McDonald's Corporation	68	20,740
O'Reilly Automotive, Inc. (a)	11	12,954
TJX Companies, Inc., The	216	25,365
		145,893
Energy 7.2%
Chevron Corporation	221	32,587
ConocoPhillips	371	39,023
EOG Resources, Inc.	189	23,270
Exxon Mobil Corporation	269	31,487
		126,367
Consumer Staples 5.9%
Mondelez International, Inc. - Class A	188	13,846
PepsiCo, Inc.	72	12,199
Philip Morris International Inc.	243	29,488
Procter & Gamble Company, The	126	21,829
Walmart Inc.	315	25,404
		102,766
Materials 4.8%
Air Products and Chemicals, Inc.	100	29,708
Axalta Coating Systems Ltd. (a)	721	26,098
Ball Corporation	108	7,313
Legacy Vulcan Corp.	85	21,370
		84,489
Utilities 4.5%
CMS Energy Corporation	246	17,391
Entergy Corporation	47	6,191
NextEra Energy, Inc.	268	22,666
Public Service Enterprise Group Incorporated	225	20,105
XCEL Energy Inc.	179	11,659
		78,012
Communication Services 3.9%
Alphabet Inc. - Class C	70	11,734
Comcast Corporation - Class A	534	22,324
Meta Platforms, Inc. - Class A	31	17,699
T-Mobile US, Inc.	41	8,510
Walt Disney Company, The	80	7,742
		68,009
Real Estate 1.8%
AvalonBay Communities, Inc.	26	5,952
Host Hotels & Resorts, Inc.	426	7,497
ProLogis Inc.	41	5,177
Ventas, Inc.	188	12,042
		30,668
Total Common Stocks (cost $1,283,417)		1,743,312
OTHER EQUITY INTERESTS 0.0%
Walter Energy Inc. (a) (b) (c) (d)	1,503	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 4.82% (e) (f)	4,359	4,359
Total Short Term Investments (cost $4,359)		4,359
Total Investments 100.1% (cost $1,287,776)		1,747,671
Other Assets and Liabilities, Net (0.1)%		(957)
Total Net Assets 100.0%		1,746,714
(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(c) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/JPMorgan U.S. Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	17,600	244,294	257,535	377	—	—	4,359	0.2

JNL/JPMorgan U.S. Value Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Walter Energy Inc.	08/23/19	—	—	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan U.S. Value Fund
Assets - Securities
Common Stocks	1,743,312	—	—	1,743,312
Other Equity Interests	—	—	—	—
Short Term Investments	4,359	—	—	4,359
	1,747,671	—	—	1,747,671

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/Lazard International Strategic Equity Fund
COMMON STOCKS 96.2%
Japan 17.4%
Baycurrent Inc.	207	7,626
DISCO Corporation	17	4,631
FANUC Corporation	124	3,622
Hoya Corporation	60	8,260
Keyence Corporation	20	9,359
Kobe Bussan Co., Ltd.	174	5,436
Mitsubishi Electric Corporation	206	3,344
Mizuho Financial Group, Inc.	97	1,995
Nippon Sanso Holdings Corporation	334	12,162
Renesas Electronics Corporation	488	7,116
Sanrio Company, Ltd.	244	7,049
Shimadzu Corporation	179	5,970
Suzuki Motor Corporation (a)	454	5,036
Trial Holdings Inc.	2	43
ULVAC, Inc.	106	5,632
		87,281
United Kingdom 16.6%
Ashtead Group Public Limited Company	83	6,457
Coca-Cola Europacific Partners PLC	157	12,355
Compass Group PLC	263	8,439
Experian PLC	159	8,374
Informa PLC	888	9,769
JD Sports Fashion PLC	3,344	6,905
London Stock Exchange Group PLC	77	10,464
Relx PLC	315	14,882
WPP 2012 Limited	540	5,524
		83,169
Germany 10.5%
CTS Eventim AG & Co. KGaA	69	7,180
Gerresheimer AG	47	4,216
Hensoldt AG	214	7,042
Infineon Technologies AG - Class N	186	6,544
MERCK Kommanditgesellschaft auf Aktien	62	10,898
MTU Aero Engines AG - Class N	27	8,484
Siemens Aktiengesellschaft - Class N	39	7,896
		52,260
Denmark 6.5%
Carlsberg A/S - Class B	83	9,841
Novo Nordisk A/S - Class B	193	22,862
		32,703
United States of America 6.4%
Accenture Public Limited Company - Class A	14	5,037
AON Public Limited Company - Class A	40	13,696
James Hardie Industries Public Limited Company - CHESS	145	5,810
Medtronic, Inc.	82	7,357
		31,900
Ireland 6.1%
CRH Public Limited Company	109	10,096
Icon Public Limited Company (b)	54	15,458
Ryanair Holdings Public Limited Company - ADR	106	4,785
		30,339
Canada 4.9%
Canadian Pacific Kansas City Limited	113	9,647
Element Fleet Management Corp.	20	418
Suncor Energy Inc.	98	3,627
Toromont Industries Ltd.	110	10,735
		24,427
Israel 4.0%
Israel Discount Bank Limited	1,728	9,658
The Phoenix Holdings Ltd	481	5,405
Wix.Com Ltd. (b)	30	5,049
		20,112
Switzerland 3.8%
ABB Ltd - Class N	189	10,994
VAT Group AG (c)	16	8,210
		19,204
France 3.8%
Airbus SE	48	7,048
Engie	450	7,773
Pernod Ricard	28	4,254
		19,075
Netherlands 3.7%
ASML Holding N.V.	22	18,403
Italy 3.5%
Davide Campari-Milano N.V.	157	1,331
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	372	16,380
		17,711
Portugal 2.2%
Banco Comercial Portugues S.A.	10,141	4,588
EDP, S.A.	1,443	6,589
		11,177
Finland 2.1%
Sampo Oyj - Class A	220	10,238
Hong Kong 1.6%
Techtronic Industries Company Limited	526	7,897
Austria 1.1%
BAWAG Group AG (c)	72	5,547
Belgium 1.0%
KBC Groep	64	5,130
Sweden 1.0%
Hexagon Aktiebolag - Class B	443	4,769
Total Common Stocks (cost $403,444)		481,342
SHORT TERM INVESTMENTS 3.9%
Investment Companies 2.8%
JNL Government Money Market Fund - Class I, 4.82% (d) (e)	14,231	14,231
Securities Lending Collateral 1.1%
JNL Government Money Market Fund - Class SL, 4.92% (d) (e)	5,244	5,244
Total Short Term Investments (cost $19,475)		19,475
Total Investments 100.1% (cost $422,919)		500,817
Other Assets and Liabilities, Net (0.1)%		(321)
Total Net Assets 100.0%		500,496

(a) All or a portion of the security was on loan as of September 30, 2024.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/Lazard International Strategic Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	13,904	136,886	136,559	383	—	—	14,231	2.8

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/Lazard International Strategic Equity Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.92% - Class SL	—	27,175	21,931	51	—	—	5,244	1.1
	13,904	164,061	158,490	434	—	—	19,475	3.9

JNL/Lazard International Strategic Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
BAWAG Group AG	07/04/24	5,022	5,547	1.1
VAT Group AG	03/08/24	8,690	8,210	1.6
		13,712	13,757	2.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Lazard International Strategic Equity Fund
Assets - Securities
Common Stocks	85,905	395,437	—	481,342
Short Term Investments	19,475	—	—	19,475
	105,380	395,437	—	500,817

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/Loomis Sayles Global Growth Fund
COMMON STOCKS 97.8%
United States of America 55.7%
Alnylam Pharmaceuticals, Inc. (a)	69	19,033
Alphabet Inc. - Class A	224	37,073
Amazon.com, Inc. (a)	236	44,024
Autodesk, Inc. (a)	24	6,713
Block, Inc. - Class A (a)	95	6,365
Boeing Company, The (a)	141	21,375
Deere & Company	11	4,430
Doximity, Inc. - Class A (a)	228	9,936
Expeditors International of Washington, Inc. - Class A	36	4,693
Meta Platforms, Inc. - Class A	101	57,905
Microsoft Corporation	66	28,522
Netflix, Inc. (a)	44	31,465
Oracle Corporation	197	33,548
Qualcomm Incorporated	60	10,227
Salesforce, Inc.	56	15,331
SEI Investments Company	76	5,265
Tesla Inc. (a)	137	35,819
Under Armour, Inc. - Class A (a)	428	3,817
Vertex Pharmaceuticals Incorporated (a)	29	13,574
Visa Inc. - Class A	89	24,448
Yum! Brands, Inc.	30	4,208
		417,771
China 8.8%
Alibaba Group Holding Limited - ADR	84	8,882
Baidu, Inc. - Class A - ADR (a)	81	8,543
Tencent Holdings Limited	379	21,057
Trip.com Group Limited - ADR (a)	341	20,256
Yum China Holdings, Inc.	165	7,436
		66,174
Argentina 7.0%
MercadoLibre, Inc. (a)	26	52,826
United Kingdom 5.5%
Arm Holdings PLC - ADR (a)	104	14,832
Experian PLC	348	18,323
Reckitt Benckiser Group PLC	36	2,223
Unilever PLC	91	5,913
		41,291
Switzerland 5.2%
CRISPR Therapeutics AG (a)	188	8,834
Nestle S.A. - Class N	54	5,456
Novartis AG - Class N	217	25,007
		39,297
Netherlands 5.1%
Adyen N.V. (a) (b)	17	26,132
NXP Semiconductors N.V.	50	12,048
		38,180
Canada 3.5%
Shopify Inc. - Class A (a)	330	26,431
Denmark 2.8%
Novo Nordisk A/S - Class B	177	21,005
Brazil 1.7%
American Beverage Co Ambev - ADR	5,237	12,777
Japan 1.6%
FANUC Corporation	414	12,140
France 0.7%
Pluxee France (a)	49	1,032
Societe d'exploitation Hoteliere	49	4,008
		5,040
Hong Kong 0.2%
Budweiser Brewing Company APAC Limited (b)	910	1,207
Total Common Stocks (cost $493,427)		734,139
PREFERRED STOCKS 1.2%
Switzerland 1.2%
Roche Holding AG	30	9,394
Total Preferred Stocks (cost $9,920)		9,394
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 4.82% (c) (d)	6,740	6,740
Total Short Term Investments (cost $6,740)		6,740
Total Investments 99.9% (cost $510,087)		750,273
Other Assets and Liabilities, Net 0.1%		604
Total Net Assets 100.0%		750,877

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/Loomis Sayles Global Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	5,624	116,866	115,750	276	—	—	6,740	0.9

JNL/Loomis Sayles Global Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	04/21/20	20,838	26,132	3.5
Budweiser Brewing Company APAC Limited	04/21/20	2,489	1,207	0.1
		23,327	27,339	3.6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Loomis Sayles Global Growth Fund
Assets - Securities
Common Stocks	590,636	143,503	—	734,139
Preferred Stocks	—	9,394	—	9,394
Short Term Investments	6,740	—	—	6,740
	597,376	152,897	—	750,273

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/Lord Abbett Short Duration Income Fund
CORPORATE BONDS AND NOTES 60.8%
Financials 24.5%
ABN AMRO Bank N.V.
4.75%, 07/28/25 (a)	2,778	2,768
6.34%, 09/18/27 (a) (b)	600	620
AEGON Funding Company LLC
5.50%, 04/16/27 (a)	1,260	1,285
AerCap Ireland Capital Designated Activity Company
1.75%, 10/29/24	2,475	2,468
6.45%, 04/15/27	289	303
4.63%, 09/10/29	661	662
AG TTMT Escrow Issuer LLC
8.63%, 09/30/27 (a)	824	844
AIB Group Public Limited Company
6.61%, 09/13/29 (a)	745	797
AIG Global Funding
5.75%, 07/02/26 (a)	380	389
4.65%, 08/20/27 (a)	469	474
5.20%, 01/12/29 (a)	418	430
Ally Financial Inc.
5.75%, 11/20/25	2,328	2,341
American Equity Investment Life Holding Company
5.75%, 10/01/29	196	197
American Express Company
5.04%, 07/26/28	374	382
Aon Corporation
8.21%, 01/01/27	617	665
Aviation Capital Group LLC
5.50%, 12/15/24 (a)	974	974
1.95%, 01/30/26 - 09/20/26 (a)	3,278	3,123
6.25%, 04/15/28 (a)	533	556
5.38%, 07/15/29 (a)	345	352
Avolon Holdings Funding Limited
5.50%, 01/15/26 (a)	1,949	1,959
2.13%, 02/21/26 (a)	243	234
4.25%, 04/15/26 (a)	2,307	2,283
3.25%, 02/15/27 (a)	378	364
2.75%, 02/21/28 (a)	343	320
6.38%, 05/04/28 (a)	249	260
5.75%, 03/01/29 - 11/15/29 (a)	939	968
Banco Bilbao Vizcaya Argentaria, S.A.
5.38%, 03/13/29 (b)	800	831
Bank of America Corporation
3.95%, 04/21/25	241	241
3.09%, 10/01/25	2,020	2,020
2.46%, 10/22/25	1,108	1,106
1.53%, 12/06/25	442	439
1.32%, 06/19/26	1,426	1,391
1.20%, 10/24/26	2,263	2,184
1.73%, 07/22/27	607	580
4.95%, 07/22/28	1,070	1,089
Bank of Ireland Group Public Limited Company
6.25%, 09/16/26 (a) (b)	1,739	1,761
2.03%, 09/30/27 (a)	1,172	1,117
5.60%, 03/20/30 (a)	854	885
BankUnited, Inc.
4.88%, 11/17/25	1,080	1,073
Barclays PLC
2.85%, 05/07/26 (b)	350	346
5.20%, 05/12/26 (b)	1,618	1,627
5.83%, 05/09/27	856	872
6.50%, 09/13/27	725	751
2.28%, 11/24/27 (b)	680	648
4.84%, 09/10/28 (b)	329	332
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
5.25%, 09/10/29 (a)	200	203
Block, Inc.
2.75%, 06/01/26	406	393
BNP Paribas
2.22%, 06/09/26 (a) (b)	1,563	1,534
2.59%, 01/20/28 (a)	2,104	2,019
5.13%, 01/13/29 (a)	221	226
5.50%, 05/20/30 (a)	898	930
BPCE
4.50%, 03/15/25 (a)	1,871	1,865
5.98%, 01/18/27 (a) (b)	846	858
Bread Financial Payments, Inc.
7.00%, 01/15/26 (a)	558	558
Brighthouse Financial, Inc.
5.55%, 04/09/27 (a)	935	954
5.65%, 06/10/29 (a)	748	772
CaixaBank, S.A.
5.67%, 03/15/30 (a)	380	395
Canadian Imperial Bank of Commerce
5.00%, 04/28/28	727	745
Citigroup Inc.
4.40%, 06/10/25	1,854	1,847
3.11%, 04/08/26	3,779	3,742
3.89%, 01/10/28	817	809
5.17%, 02/13/30	1,268	1,302
Citizens Bank, National Association
6.06%, 10/24/25	329	329
5.28%, 01/26/26	1,062	1,062
4.58%, 08/09/28 (c)	759	758
Citizens Financial Group, Inc.
5.84%, 01/23/30	469	488
CNO Financial Group, Inc.
5.25%, 05/30/25	609	611
CNO Global Funding
1.75%, 10/07/26 (a)	1,016	961
5.88%, 06/04/27 (a)	943	972
4.95%, 09/09/29 (a)	262	263
Credit Agricole SA
4.38%, 03/17/25 (a) (b)	841	837
Daimler Trucks Finance North America LLC
5.13%, 09/25/27 (a)	436	445
Danske Bank A/S
3.24%, 12/20/25 (a)	2,620	2,606
6.47%, 01/09/26 (a)	1,265	1,269
1.62%, 09/11/26 (a)	3,851	3,736
5.43%, 03/01/28 (a)	637	652
4.30%, 04/01/28 (a)	367	366
4.61%, 10/02/30 (a) (b)	771	771
Equitable Financial Life Global Funding
5.45%, 03/03/28 (a)	1,075	1,106
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (d)	1,030	1,089
6.50%, 06/04/29 (d)	449	463
F&G Global Funding
5.15%, 07/07/25 (a)	1,915	1,915
2.30%, 04/11/27 (a)	608	569
5.88%, 06/10/27 (a)	651	666
Federation des caisses Desjardins du Quebec
5.70%, 03/14/28 (a) (b)	440	455
5.25%, 04/26/29 (a)	868	895
First Citizens BancShares, Inc.
3.38%, 03/15/30	221	217
Ford Motor Credit Company LLC
5.13%, 06/16/25 - 11/05/26	1,910	1,914
3.38%, 11/13/25	1,539	1,510
5.85%, 05/17/27	621	633
5.80%, 03/08/29	1,112	1,131
5.30%, 09/06/29	1,046	1,042
GA Global Funding Trust
4.40%, 09/23/27 (a)	996	994
5.50%, 01/08/29 (a)	821	849
General Motors Financial Company, Inc.
2.75%, 06/20/25	408	402
5.40%, 04/06/26 - 05/08/27	891	907
5.35%, 07/15/27	454	464
5.55%, 07/15/29	509	525
4.90%, 10/06/29	655	655
Global Payments Inc.
2.65%, 02/15/25	318	315
4.95%, 08/15/27	841	855

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Goldman Sachs Group, Inc., The
5.80%, 08/10/26	571	576
1.95%, 10/21/27	3,170	3,022
2.64%, 02/24/28	420	404
4.22%, 05/01/29	2,501	2,486
HSBC Holdings PLC
3.00%, 03/10/26 (b)	1,048	1,038
5.89%, 08/14/27 (b)	762	781
5.60%, 05/17/28	869	894
Huntington Bancshares Incorporated
4.44%, 08/04/28	403	403
ING Groep N.V.
6.08%, 09/11/27 (b)	1,325	1,365
Intesa Sanpaolo SPA
5.71%, 01/15/26 (a)	200	201
JPMorgan Chase & Co.
2.30%, 10/15/25	1,295	1,293
5.55%, 12/15/25	1,615	1,616
6.13%, (SOFR + 0.92%), 02/24/26 (e)	744	746
6.39%, (SOFR + 1.18%), 02/24/28 (e)	433	436
4.98%, 07/22/28	916	934
KeyBank National Association
4.70%, 01/26/26	1,404	1,405
Lloyds Banking Group PLC
5.46%, 01/05/28 (b)	272	278
LPL Holdings, Inc.
5.70%, 05/20/27	251	256
4.63%, 11/15/27 (a)	1,088	1,076
6.75%, 11/17/28	756	811
M&T Bank Corporation
4.55%, 08/16/28	637	638
Macquarie Airfinance Holdings Limited
5.15%, 03/17/30 (a)	176	176
Macquarie Bank Limited
4.88%, 06/10/25 (a) (b)	2,021	2,016
Macquarie Group Limited
1.20%, 10/14/25 (a)	442	441
1.34%, 01/12/27 (a)	645	619
Manufacturers and Traders Trust Company
4.65%, 01/27/26	2,603	2,602
4.70%, 01/27/28	397	399
MET Tower Global Funding
5.25%, 04/12/29 (a)	374	391
MGIC Investment Corporation
5.25%, 08/15/28	537	533
Mitsubishi UFJ Financial Group Inc
5.72%, 02/20/26	594	596
Morgan Stanley
4.68%, 07/17/26	175	175
5.12%, 02/01/29	623	639
5.45%, 07/20/29	720	748
5.04%, 07/19/30	383	394
Morgan Stanley Bank, National Association
4.97%, 07/14/28 (c)	430	439
Mutual Of Omaha Cps Global Funding
5.80%, 07/27/26 (a)	370	378
5.45%, 12/12/28 (a)	620	642
NatWest Group PLC
7.47%, 11/10/26 (b)	1,512	1,553
4.89%, 05/18/29 (b)	470	472
5.81%, 09/13/29	1,248	1,307
4.96%, 08/15/30 (b)	519	526
NatWest Markets PLC
5.42%, 05/17/27 (a)	633	650
Navient Corporation
5.88%, 10/25/24	354	354
6.75%, 06/25/25	875	881
5.00%, 03/15/27	144	143
NMI Holdings, Inc.
6.00%, 08/15/29	256	263
Osaic Holdings, Inc.
10.75%, 08/01/27 (a) (f)	532	541
Principal Life Global Funding II
5.10%, 01/25/29 (a)	655	675
Radian Group Inc.
6.20%, 05/15/29	607	635
RGA Global Funding
5.45%, 05/24/29 (a)	502	523
Santander Holdings USA, Inc.
3.24%, 10/05/26	217	211
2.49%, 01/06/28	385	365
Santander UK Group Holdings PLC
4.75%, 09/15/25 (a)	397	395
6.53%, 01/10/29 (b)	955	1,008
Shinbo 2024 First Securitization Specialty Co., Ltd.
5.36%, 05/29/27 (a)	807	830
Societe Generale
2.23%, 01/21/26 (a) (b)	555	549
1.49%, 12/14/26 (a)	500	479
Standard Chartered PLC
2.82%, 01/30/26 (a)	1,240	1,229
6.19%, 07/06/27 (a) (b)	306	314
6.75%, 02/08/28 (a)	393	412
5.69%, 05/14/28 (a)	457	469
3.52%, 02/12/30 (c)	431	427
State Street Corporation
4.53%, 02/20/29	390	394
Sumitomo Mitsui Financial Group, Inc.
5.80%, 07/13/28	407	428
Swedbank AB
6.14%, 09/12/26 (a)	459	474
Synchrony Financial
4.50%, 07/23/25	798	795
The Huntington National Bank
5.70%, 11/18/25	297	297
The PNC Financial Services Group, Inc.
6.62%, 10/20/27	493	515
Tiaa Asset Management, LLC
5.55%, 01/15/30 (a)	325	340
Truist Financial Corporation
4.26%, 07/28/26	747	743
6.05%, 06/08/27	514	527
4.87%, 01/26/29	477	482
5.44%, 01/24/30	409	424
U.S. Bancorp
6.79%, 10/26/27	896	937
4.55%, 07/22/28	764	770
4.65%, 02/01/29	883	892
5.78%, 06/12/29	840	880
5.10%, 07/23/30	646	665
UBS Group AG
5.71%, 01/12/27 (a)	555	563
1.49%, 08/10/27 (a) (b)	313	295
6.44%, 08/11/28 (a) (b)	2,029	2,131
3.87%, 01/12/29 (a) (b)	523	510
5.43%, 02/08/30 (a) (b)	279	288
Wells Fargo & Company
2.19%, 04/30/26	679	668
4.54%, 08/15/26	528	527
5.71%, 04/22/28	629	650
4.81%, 07/25/28	1,074	1,087
5.57%, 07/25/29	1,270	1,321
6.30%, 10/23/29	523	560
5.20%, 01/23/30	988	1,018
		166,399
Energy 9.8%
6297782 LLC
4.91%, 09/01/27 (a)	640	644
5.03%, 10/01/29 (a)	777	779
ABP Finance B.V.
2.00%, 07/15/26 (a)	635	608
Aethon United BR LP
8.25%, 02/15/26 (a)	654	662
Antero Resources Corporation
7.63%, 02/01/29 (a)	504	520
Apache Corporation
4.38%, 10/15/28	2,186	2,139

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Buckeye Partners, L.P.
4.13%, 03/01/25 (a)	659	654
3.95%, 12/01/26	1,138	1,105
California Resources Corporation
7.13%, 02/01/26 (a)	194	194
Chesapeake Energy Corporation
5.50%, 02/01/26 (a)	981	980
Chord Energy Corporation
6.38%, 06/01/26 (a)	1,098	1,101
Citgo Petroleum Corporation
7.00%, 06/15/25 (a)	708	708
Civitas Resources, Inc.
5.00%, 10/15/26 (a)	1,250	1,236
8.38%, 07/01/28 (a)	702	734
Columbia Pipelines Holding Company LLC
6.06%, 08/15/26 (a)	1,523	1,561
Continental Resources, Inc.
2.27%, 11/15/26 (a)	1,639	1,553
4.38%, 01/15/28	868	855
Coronado Finance Pty Ltd
10.75%, 05/15/26 (a)	1,400	1,456
Coterra Energy Inc.
4.38%, 03/15/29	1,237	1,221
Crescent Energy Finance LLC
9.25%, 02/15/28 (a)	1,572	1,642
Crestwood Midstream Partners LP
5.63%, 05/01/27 (a)	1,869	1,878
6.00%, 02/01/29 (a)	1,100	1,127
DCP Midstream Operating, LP
5.38%, 07/15/25	443	444
Devon Energy Corporation
5.25%, 10/15/27	1,045	1,050
Diamondback Energy, Inc.
5.20%, 04/18/27	249	254
5.15%, 01/30/30	261	268
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (a)	188	194
Ecopetrol S.A.
5.38%, 06/26/26	605	604
Enbridge Inc.
5.30%, 04/05/29	383	396
EnLink Midstream Partners, LP
4.15%, 06/01/25	750	743
Enlink Midstream, LLC
5.63%, 01/15/28 (a)	1,336	1,369
EQM Midstream Partners, LP
7.50%, 06/01/27 (a)	65	67
EQT Corporation
3.13%, 05/15/26 (a)	1,787	1,739
3.90%, 10/01/27	1,089	1,069
5.70%, 04/01/28	564	582
Genesis Energy, L.P.
8.00%, 01/15/27	574	587
Greenko Dutch B.V.
3.85%, 03/29/26 (a)	346	334
Greenko Solar (Mauritius) Limited
5.55%, 01/29/25 (c)	1,000	997
Helmerich & Payne, Inc.
4.65%, 12/01/27 (a)	525	526
4.85%, 12/01/29 (a)	1,043	1,028
HF Sinclair Corporation
5.00%, 02/01/28	1,168	1,160
Kinder Morgan Kansas, Inc.
5.00%, 02/01/29	862	881
Kinetik Holdings LP
6.63%, 12/15/28 (a)	530	550
Magnolia Oil & Gas Operating LLC
6.00%, 08/01/26 (a)	1,038	1,034
Marathon Oil Corporation
5.30%, 04/01/29	631	654
Matador Resources Company
6.88%, 04/15/28 (a)	1,304	1,325
NGPL PipeCo LLC
4.88%, 08/15/27 (a)	946	948
Occidental Petroleum Corporation
6.38%, 09/01/28	600	631
ONEOK, Inc.
5.65%, 11/01/28	410	429
Ovintiv Canada ULC
5.65%, 05/15/25 - 05/15/28	1,750	1,792
Ovintiv Exploration Inc.
5.38%, 01/01/26	1,196	1,204
Permian Resources Operating, LLC
5.38%, 01/15/26 (a)	292	291
Petroleos Mexicanos
6.88%, 10/16/25	1,236	1,238
6.49%, 01/23/27	1,003	988
Plains All American Pipeline, L.P.
3.60%, 11/01/24	553	552
Range Resources Corporation
8.25%, 01/15/29	946	979
Rockcliff Energy II LLC
5.50%, 10/15/29 (a)	1,050	998
Sitio Royalties Operating Partnership, LP
7.88%, 11/01/28 (a)	828	866
Southwestern Energy Company
5.70%, 01/23/25 (d) (g)	740	740
Strathcona Resources Ltd.
6.88%, 08/01/26 (a)	1,125	1,119
Suncor Energy Inc.
7.88%, 06/15/26	671	706
Targa Resources Partners LP
6.50%, 07/15/27	1,355	1,371
5.00%, 01/15/28	311	311
6.88%, 01/15/29	2,595	2,659
Tengizchevroil Finance Company S.A R.L.
2.63%, 08/15/25 (a)	1,100	1,073
4.00%, 08/15/26 (c)	1,402	1,371
Venture Global LNG, Inc.
8.13%, 06/01/28 (a)	836	872
Viper Energy, Inc.
5.38%, 11/01/27 (a)	1,195	1,190
Welltec International ApS
8.25%, 10/15/26 (a)	559	570
Western Midstream Operating, LP
4.75%, 08/15/28	385	385
6.35%, 01/15/29	256	272
Whistler Pipeline LLC
5.40%, 09/30/29 (a)	571	582
Williams Companies, Inc., The
5.30%, 08/15/28	535	553
4.90%, 03/15/29	659	669
		66,571
Utilities 6.5%
AEP Texas Inc.
5.45%, 05/15/29	321	335
Alexander Funding Trust II
7.47%, 07/31/28 (a)	550	594
Algonquin Power & Utilities Corp.
5.37%, 06/15/26 (g)	1,068	1,081
Alliant Energy Finance, LLC
5.40%, 06/06/27 (a)	244	250
5.95%, 03/30/29 (a)	1,349	1,425
Ameren Corporation
5.70%, 12/01/26	991	1,018
5.00%, 01/15/29	676	692
American Electric Power Company, Inc.
5.20%, 01/15/29	858	886
Black Hills Corporation
5.95%, 03/15/28	724	759
Brooklyn Union Gas Company, The
4.63%, 08/05/27 (a)	1,510	1,512
Calpine Corporation
5.25%, 06/01/26 (a)	800	798
CenterPoint Energy, Inc.
5.40%, 06/01/29	642	666
Cleco Corporate Holdings LLC
3.74%, 05/01/26	2,094	2,057

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Comision Federal De Electricidad, E.P.E.
4.69%, 05/15/29 (a)	402	388
Constellation Energy Generation, LLC
5.60%, 03/01/28	634	661
DPL Inc.
4.13%, 07/01/25	369	365
DTE Energy Company
4.22%, 11/01/24 (g)	297	297
4.88%, 06/01/28	973	993
5.10%, 03/01/29	784	808
Electricite de France
5.70%, 05/23/28 (a)	872	907
Enel Finance International N.V.
5.13%, 06/26/29 (a)	675	691
Engie
5.25%, 04/10/29 (a)	330	341
ESKOM Holdings
7.13%, 02/11/25 (a)	2,085	2,085
Essential Utilities, Inc.
4.80%, 08/15/27	267	270
Evergy Missouri West, Inc.
5.15%, 12/15/27 (a)	717	735
Eversource Energy
5.95%, 02/01/29	550	582
Fells Point Funding Trust
3.05%, 01/31/27 (a)	1,561	1,512
FirstEnergy Corp.
2.05%, 03/01/25	510	504
FirstEnergy Transmission, LLC
4.35%, 01/15/25 (a)	1,998	1,991
4.55%, 01/15/30 (a)	198	200
ITC Holdings Corp.
4.95%, 09/22/27 (a)	551	560
Liberty Utilities Co.
5.58%, 01/31/29 (a) (f)	688	711
Listrindo Capital B.V. in liquidatie
4.95%, 09/14/26 (c)	1,750	1,721
National Fuel Gas Company
5.50%, 01/15/26 (d)	1,576	1,589
5.50%, 10/01/26	562	573
National Grid PLC
5.60%, 06/12/28	503	525
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25 (g)	503	505
NiSource Inc.
5.25%, 03/30/28	281	289
5.20%, 07/01/29	378	391
NRG Energy, Inc.
2.00%, 12/02/25 (a)	1,063	1,026
OGE Energy Corp.
5.45%, 05/15/29	254	265
Pacific Gas And Electric Company
6.09%, (SOFR + 0.95%), 09/04/25 (e)	783	784
3.15%, 01/01/26	1,554	1,525
5.55%, 05/15/29	494	513
Pennsylvania Electric Company
5.15%, 03/30/26 (a)	479	484
Public Service Enterprise Group Incorporated
5.85%, 11/15/27	527	552
Puget Energy, Inc.
3.65%, 05/15/25	1,073	1,065
Southwest Gas Corporation
5.80%, 12/01/27	705	730
5.45%, 03/23/28	564	582
System Energy Resources, Inc.
6.00%, 04/15/28	1,500	1,573
The AES Corporation
3.30%, 07/15/25 (a)	1,648	1,621
5.45%, 06/01/28	711	732
The Southern Company
5.11%, 08/01/27 (g)	673	688
		44,407
Consumer Discretionary 4.5%
Clarios Global LP
8.50%, 05/15/27 (a)	647	650
Discovery Communications, LLC
3.95%, 03/20/28	227	217
Hasbro, Inc.
3.90%, 11/19/29 (d) (f)	1,928	1,857
Hyatt Hotels Corporation
5.75%, 01/30/27 (d)	193	198
5.25%, 06/30/29	388	397
Hyundai Capital America
5.88%, 04/07/25 (a)	401	402
6.25%, 11/03/25 (a)	834	850
5.50%, 03/30/26 (a)	776	788
5.65%, 06/26/26 (a)	822	839
5.25%, 01/08/27 (a)	669	681
2.00%, 06/15/28 (a)	654	598
6.10%, 09/21/28 (a)	745	786
5.30%, 01/08/29 (a)	409	420
6.50%, 01/16/29 (a)	763	817
Las Vegas Sands Corp.
3.50%, 08/18/26	1,153	1,128
5.90%, 06/01/27	250	257
LG Electronics Inc.
5.63%, 04/24/27 (a)	233	239
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	847	857
NCL Corporation Ltd.
3.63%, 12/15/24 (a)	444	442
Nissan Motor Acceptance Corporation LLC
6.95%, 09/15/26 (a)	1,286	1,329
Old Claimco, LLC
6.75%, 05/01/26 (a)	649	645
Prosus N.V.
3.26%, 01/19/27 (a)	875	843
PVH Corp.
4.63%, 07/10/25 (d)	1,159	1,155
Rakuten Group, Inc.
11.25%, 02/15/27 (a)	991	1,086
Sizzling Platter, LLC
8.50%, 11/28/25 (a)	1,100	1,105
SkyMiles IP Ltd.
4.75%, 10/20/28 (a)	95	95
Tapestry, Inc.
7.05%, 11/27/25 (d)	840	857
7.00%, 11/27/26 (d)	494	511
Toll Brothers Finance Corp.
4.88%, 11/15/25	716	716
Volkswagen Group of America, Inc.
5.40%, 03/20/26 (a)	950	961
4.90%, 08/14/26 (a)	315	317
5.70%, 09/12/26 (a)	799	816
6.00%, 11/16/26 (a)	400	412
Warnermedia Holdings, Inc.
3.64%, 03/15/25	1,099	1,091
3.79%, 03/15/25	556	553
6.41%, 03/15/26	1,476	1,475
3.76%, 03/15/27	1,462	1,414
4.05%, 03/15/29	309	293
ZF North America Capital, Inc.
4.75%, 04/29/25 (a)	1,000	992
6.88%, 04/14/28 (a)	1,450	1,465
		30,554
Industrials 4.2%
AGCO Corporation
5.45%, 03/21/27	153	156
Aircastle Limited
5.25%, 08/11/25 (a)	790	790
BAE Systems PLC
5.00%, 03/26/27 (a)	426	433
5.13%, 03/26/29 (a)	318	327
Boeing Company, The
4.88%, 05/01/25 (d)	367	366
2.20%, 02/04/26 (d)	895	862

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
2.25%, 06/15/26	163	156
6.26%, 05/01/27 (a) (d)	620	640
3.20%, 03/01/29	568	526
6.30%, 05/01/29 (a) (d)	981	1,032
Bombardier Inc.
7.13%, 06/15/26 (a)	87	88
7.88%, 04/15/27 (a)	299	300
Concentrix Corporation
6.65%, 08/02/26	725	747
Element Fleet Management Corp.
5.64%, 03/13/27 (a)	500	513
F-Brasile S.P.A.
7.38%, 08/15/26 (a) (f)	1,000	999
Fortress Transportation And Infrastructure Investors LLC
5.50%, 05/01/28 (a)	259	258
GATX Corporation
5.40%, 03/15/27	293	299
GXO Logistics Inc.
1.65%, 07/15/26	1,040	989
6.25%, 05/06/29	1,158	1,219
HEICO Corporation
5.25%, 08/01/28	439	453
Hexcel Corporation
4.95%, 08/15/25 (d) (g)	1,052	1,052
IDEX Corporation
4.95%, 09/01/29	174	178
Jacobs Engineering Group Inc.
6.35%, 08/18/28	1,355	1,442
MasTec, Inc.
4.50%, 08/15/28 (a)	573	563
Mauser Packaging Solutions Holding Company
7.88%, 04/15/27 (a)	194	201
Mitsubishi Corporation
5.00%, 07/02/29 (a)	496	514
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (a)	284	279
5.35%, 01/12/27 (a)	852	868
4.20%, 04/01/27 (a)	1,403	1,395
Quanta Services, Inc.
4.75%, 08/09/27	458	463
Regal Rexnord Corporation
6.05%, 02/15/26 - 04/15/28 (d)	1,622	1,672
Rolls-Royce PLC
3.63%, 10/14/25 (a)	485	479
5.75%, 10/15/27 (a)	400	412
Ryder System, Inc.
5.30%, 03/15/27	216	221
TransDigm Inc.
5.50%, 11/15/27	384	383
6.75%, 08/15/28 (a)	354	365
Triton Container International Limited
2.05%, 04/15/26 (a)	778	745
Triumph Group, Inc.
9.00%, 03/15/28 (a)	1,315	1,376
Uber Technologies, Inc.
6.25%, 01/15/28 (a)	224	226
4.50%, 08/15/29 (a)	2,071	2,051
Veralto Corporation
5.50%, 09/18/26	924	945
5.35%, 09/18/28	815	849
Weir Group PLC(The)
2.20%, 05/13/26 (a)	1,000	961
		28,793
Health Care 3.3%
Amgen Inc.
5.51%, 03/02/26	1,098	1,098
Bayer US Finance II LLC
4.25%, 12/15/25 (a)	3,834	3,807
Bayer US Finance LLC
6.25%, 01/21/29 (a)	797	842
Centene Corporation
4.25%, 12/15/27	2,718	2,671
2.45%, 07/15/28	757	697
Elevance Health, Inc.
4.90%, 02/08/26	489	488
Fresenius Medical Care US Finance III, Inc.
3.75%, 06/15/29 (a)	742	703
GE HealthCare Technologies Inc.
4.80%, 08/14/29	195	199
HCA Inc.
5.25%, 04/15/25 - 06/15/26	1,957	1,970
Health Care Service Corporation, A Mutual Legal Reserve Company
5.20%, 06/15/29 (a)	313	323
Humana Inc.
5.70%, 03/13/26	630	630
Icon Investments Six Designated Activity Company
5.81%, 05/08/27	366	378
5.85%, 05/08/29	384	403
Illumina, Inc.
5.80%, 12/12/25	666	675
4.65%, 09/09/26	421	424
5.75%, 12/13/27	896	930
IQVIA Inc.
5.00%, 05/15/27 (a)	206	205
6.25%, 02/01/29	347	369
Solventum Corporation
5.45%, 02/25/27 (a)	795	811
5.40%, 03/01/29 (a)	1,283	1,319
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/26	2,274	2,186
The Cigna Group
5.69%, 03/15/26	572	571
Universal Health Services, Inc.
4.63%, 10/15/29	330	328
		22,027
Real Estate 2.2%
American Tower Corporation
1.60%, 04/15/26	160	153
3.65%, 03/15/27	336	331
3.60%, 01/15/28	1,415	1,382
1.50%, 01/31/28	545	497
5.25%, 07/15/28	583	601
Crown Castle Inc.
3.65%, 09/01/27	507	497
5.00%, 01/11/28	596	606
EPR Properties
4.75%, 12/15/26	564	562
4.50%, 06/01/27	536	528
GLP Financing, LLC
5.25%, 06/01/25	628	627
5.38%, 04/15/26	469	471
HAT Holdings I LLC
3.38%, 06/15/26 (a)	1,392	1,348
8.00%, 06/15/27 (a)	376	397
Retail Properties of America, Inc.
4.00%, 03/15/25	507	504
VICI Properties Inc.
3.50%, 02/15/25 (a)	1,949	1,938
4.63%, 06/15/25 (a)	724	720
4.50%, 09/01/26 (a)	956	951
4.25%, 12/01/26 (a)	1,141	1,131
3.75%, 02/15/27 (a)	441	430
3.88%, 02/15/29 (a)	457	438
Vornado Realty L.P.
3.50%, 01/15/25	559	555
2.15%, 06/01/26	284	270
		14,937
Materials 1.9%
Anglo American Capital PLC
4.75%, 04/10/27 (a)	333	335
4.50%, 03/15/28 (a)	1,337	1,333
2.25%, 03/17/28 (a)	277	257
3.88%, 03/16/29 (a)	200	194
Celanese US Holdings LLC
6.17%, 07/15/27 (d)	1,722	1,784

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
First Quantum Minerals Ltd
6.88%, 10/15/27 (a)	447	441
Freeport-McMoRan Inc.
4.55%, 11/14/24	561	560
Glencore Funding LLC
1.63%, 04/27/26 (a)	533	511
4.00%, 03/27/27 (a)	564	559
5.34%, 04/04/27 (a)	885	907
6.13%, 10/06/28 (a)	513	544
5.37%, 04/04/29 (a)	878	907
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (a)	1,712	1,657
Kraton Corporation
5.00%, 07/15/27 (a)	774	790
PT Freeport Indonesia
4.76%, 04/14/27 (a)	1,000	1,005
Solvay Finance (America), LLC
5.65%, 06/04/29 (a)	722	752
Sonoco Products Company
4.45%, 09/01/26	160	160
		12,696
Consumer Staples 1.6%
B.A.T Capital Corporation
3.56%, 08/15/27	293	287
Bacardi Limited
5.25%, 01/15/29 (a)	653	669
Central American Bottling Corporation
5.25%, 04/27/29 (a)	850	825
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29	374	389
Imperial Brands Finance PLC
6.13%, 07/27/27 (a)	805	837
5.50%, 02/01/30 (a)	392	405
Kroger Co., The
4.70%, 08/15/26	409	412
4.60%, 08/15/27	509	513
4.65%, 09/15/29	516	519
NBM US Holdings, Inc.
7.00%, 05/14/26 (a)	1,000	1,006
Reynolds American Inc.
4.45%, 06/12/25	909	907
Safeway Inc.
3.25%, 03/15/26 (a)	687	665
4.63%, 01/15/27 (a)	957	933
6.50%, 02/15/28 (a)	1,162	1,183
Tyson Foods, Inc.
5.40%, 03/15/29	211	219
Viterra Finance B.V.
2.00%, 04/21/26 (a)	353	339
4.90%, 04/21/27 (a)	791	798
		10,906
Information Technology 1.3%
Atlassian Corporation
5.25%, 05/15/29	736	762
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (a)	766	743
Broadcom Inc.
5.05%, 07/12/27 - 07/12/29	1,566	1,605
Cadence Design Systems, Inc.
4.30%, 09/10/29	450	451
CDW Finance Corporation
5.10%, 03/01/30	132	134
CrowdStrike Holdings, Inc.
3.00%, 02/15/29	724	669
Entegris Escrow Corporation
4.75%, 04/15/29 (a)	1,444	1,423
Foundry JV Holdco LLC
5.90%, 01/25/30 (a)	224	232
Gartner, Inc.
4.50%, 07/01/28 (a)	404	399
Genpact Luxembourg S. a r.l.
6.00%, 06/04/29	194	203
Hewlett Packard Enterprise Company
4.45%, 09/25/26	736	737
Intel Corporation
3.15%, 05/11/27	132	128
3.75%, 08/05/27	374	367
2.45%, 11/15/29	330	297
Microchip Technology Incorporated
4.25%, 09/01/25	324	323
Motorola Solutions, Inc.
5.00%, 04/15/29	264	271
SK Hynix Inc.
5.50%, 01/16/27 (a)	307	313
		9,057
Communication Services 1.0%
AT&T Inc.
5.54%, 02/20/26	1,161	1,159
Charter Communications Operating, LLC
6.15%, 11/10/26	1,696	1,744
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	559	548
NBN Co Limited
4.25%, 10/01/29 (a)	200	199
Netflix, Inc.
4.88%, 04/15/28	590	604
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	707	700
Take-Two Interactive Software, Inc.
4.95%, 03/28/28	351	358
5.40%, 06/12/29	135	140
T-Mobile USA, Inc.
2.25%, 02/15/26	1,008	979
3.75%, 04/15/27	323	319
		6,750
Total Corporate Bonds And Notes (cost $406,460)		413,097
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 28.6%
ACRES Commercial Realty 2021-FL1 Issuer, Ltd.
Series 2021-A-FL1, 6.28%, (1 Month Term SOFR + 1.26%), 10/20/36 (e)	758	753
Affirm Asset Securitization Trust 2023-B
Series 2023-1A-B, 6.82%, 09/15/25	1,205	1,229
Series 2023-A-B, 6.82%, 04/15/26	1,395	1,423
Affirm Asset Securitization Trust 2024-A
Series 2024-A-A, 5.61%, 09/15/26	565	571
Series 2024-1A-A, 5.61%, 02/15/29	1,155	1,168
Ally Auto Receivables Trust 2024-2
Series 2024-A3-2, 4.14%, 07/16/29	1,105	1,105
American Express Credit Account Master Trust
Series 2024-A-1, 5.23%, 04/15/27	1,805	1,858
Series 2024-A-2, 5.24%, 04/16/29	645	677
AmeriCredit Automobile Receivables Trust 2024-1
Series 2024-A2A-1, 5.75%, 10/18/25	1,305	1,312
AMMC CLO 23 Ltd
Series 2020-A1R2-23A, 1.47%, (3 Month Term SOFR + 1.42%), 04/17/35 (e)	2,500	2,511
AMMC CLO 25 Ltd
Series 2022-A1R-25A, 6.68%, (3 Month Term SOFR + 1.35%), 04/15/35 (e)	1,550	1,552
Aqua Finance Trust 2021-A
Series 2021-A-A, REMIC, 1.54%, 02/17/27	568	524
Arbor Realty Collateralized Loan Obligation Ltd
Series 2022-A-FL1, 6.79%, (SOFR 30-Day Average + 1.45%), 01/15/37 (e)	969	966
Avis Budget Rental Car Funding (AESOP) LLC
Series 2020-A-2A, 2.02%, 02/20/26	2,079	2,013
BA Credit Card Trust
Series 2024-A-A1, 4.93%, 05/17/27	1,760	1,802
Bain Capital Credit CLO 2019-2, Limited
Series 2019-AR2-2A, 6.42%, (3 Month Term SOFR + 1.13%), 10/17/32 (e)	1,500	1,500
Bain Capital Credit, LP
Series 2019-AR2-1A, 6.35%, (3 Month Term SOFR + 1.23%), 04/19/34 (e)	2,250	2,250
Bank5 2023-5YR2
Series 2023-A3-5YR2, REMIC, 6.66%, 06/16/28 (e)	890	950

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Barings CLO Ltd. 2019-III
Series 2019-A1R-3A, 6.61%, (3 Month Term SOFR + 1.33%), 04/21/31 (e)	1,967	1,969
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-A-CAR1, 6.38%, (SOFR 30-Day Average + 1.10%), 12/26/31 (e)	665	667
BBCMS 2018-TALL Mortgage Trust
Series 2018-A-TALL, REMIC, 6.02%, (1 Month Term SOFR + 0.92%), 03/16/37 (e) (g)	550	519
BBCMS Mortgage Trust 2024-5C29
Series 2024-A2-5C29, REMIC, 4.74%, 08/17/29	1,000	1,004
BDS 2021-FL7 Ltd
Series 2021-A-FL7, 6.20%, (1 Month Term SOFR + 1.18%), 06/16/26 (e)	384	382
Benchmark 2018-B2 Mortgage Trust
Series 2018-A5-B2, REMIC, 3.88%, 01/18/28 (e)	130	126
Benchmark 2019-B11 Mortgage Trust
Series 2019-A5-B11, REMIC, 3.54%, 05/17/28	310	291
Benchmark 2024-V5 Mortgage Trust
Series 2024-A3-V5, REMIC, 5.81%, 01/12/57	690	723
Benchmark 2024-V6 Mortgage Trust
Series 2024-A3-V6, REMIC, 5.93%, 03/16/29	1,650	1,726
Benefit Street Partners CLO IV Ltd
Series 2014-AR4-IVA, 6.63%, (3 Month Term SOFR + 1.35%), 04/20/34 (e)	1,290	1,292
BlueMountain CLO Ltd
Series 2015-A1R3-5A, 6.42%, 01/20/32 (e)	936	936
BlueMountain Fuji US Clo I Ltd
Series 2017-A1R-1A, 6.52%, (3 Month Term SOFR + 1.24%), 07/20/29 (e)	1,783	1,784
BMO 2023-5C2 Mortgage Trust
Series 2023-A3-5C2, REMIC, 7.30%, 10/17/28 (e)	620	674
BSPRT 2021-FL7 Issuer, Ltd.
Series 2021-A-FL7, 6.53%, (1 Month Term SOFR + 1.43%), 12/15/38 (e)	816	813
BX Commercial Mortgage Trust 2021-ACNT
Series 2021-A-ACNT, REMIC, 6.06%, (1 Month Term SOFR + 0.96%), 11/15/38 (e)	1,014	1,008
BX Commercial Mortgage Trust 2024-XL4
Series 2024-A-XL4, REMIC, 6.60%, (1 Month Term SOFR + 1.50%), 02/17/26 (e)	1,069	1,069
BX Commercial Mortgage Trust 2024-XL5
Series 2024-A-XL5, REMIC, 6.49%, (1 Month Term SOFR + 1.39%), 03/15/26 (e)	1,923	1,922
BX Trust 2022-LBA6
Series 2022-A-LBA6, REMIC, 6.10%, (1 Month Term SOFR + 1.00%), 01/18/39 (e)	1,005	999
BX Trust 2024-CNYN
Series 2024-A-CNYN, REMIC, 6.74%, (1 Month Term SOFR + 1.44%), 04/15/29 (e)	1,058	1,058
Carlyle Global Market Strategies CLO 2014-3-R Ltd
Series 2014-A1A-3RA, 6.58%, (3 Month Term SOFR + 1.31%), 07/28/31 (e)	2,163	2,167
Carlyle US CLO 2019-1, Ltd.
Series 2019-A1AR-1A, 6.62%, (3 Month Term SOFR + 1.34%), 04/21/31 (e)	1,479	1,480
Carmax Auto Owner Trust 2024-2
Series 2024-A3-2, 5.50%, 01/16/29	715	735
Series 2024-A4-2, 5.51%, 11/15/29	385	400
Carvana Auto Receivables Trust 2021-N1
Series 2021-A-N1, 0.70%, 11/10/25	67	65
Carvana Auto Receivables Trust 2022-P1
Series 2022-A3-P1, 3.35%, 06/10/25	1,881	1,867
Carvana Auto Receivables Trust 2022-P2
Series 2022-A4-P2, 4.68%, 09/10/26	1,170	1,173
Cedar Funding X CLO Ltd
Series 2019-AR-10A, 6.64%, (3 Month Term SOFR + 1.36%), 10/20/32 (e)	1,400	1,400
Cedar Funding XI Clo Ltd
Series 2019-A1R-11A, 6.65%, (3 Month Term SOFR + 1.31%), 06/01/32 (e)	1,440	1,442
Chase Auto Owner Trust 2024-3
Series 2024-A3-3A, 5.22%, 07/25/29	860	878
Chase Auto Owner Trust 2024-4
Series 2024-A3-4A, 4.94%, 01/25/28	885	899
Chesapeake Funding II LLC
Series 2024-A1-1A, 5.52%, 09/15/27	1,924	1,942
CIFC Funding 2012-II, Ltd.
Series 2014-A1R2-1A, 6.64%, (3 Month Term SOFR + 1.36%), 01/31/31 (e)	152	152
Citigroup Commercial Mortgage Trust 2016-GC36
Series 2016-A5-GC36, REMIC, 3.62%, 01/10/26	170	166
Citigroup Commercial Mortgage Trust 2016-GC37
Series 2016-A4-GC37, REMIC, 3.31%, 01/12/26	1,000	978
Citizens Auto Receivables Trust 2023-1
Series 2023-A3-1, 5.84%, 06/15/26	2,177	2,208
Citizens Auto Receivables Trust 2023-2
Series 2023-A2A-2, 6.09%, 04/15/25	521	523
Series 2023-A3-2, 5.83%, 08/15/26	1,485	1,512
Comenity Bank
Series 2024-A-A, 5.47%, 04/15/27	1,275	1,314
Series 2024-A-B, 4.62%, 07/15/27	1,160	1,170
CONE Trust 2024-DFW1
Series 2024-A-DFW1, REMIC, 6.94%, (1 Month Term SOFR + 1.70%), 08/15/41 (e)	500	500
Crestline Denali CLO XVII Ltd
Series 2018-ARR-1A, 6.47%, (3 Month Term SOFR + 1.13%), 10/15/31 (e)	1,887	1,889
CSAIL 2015-C3 Commercial Mortgage Trust
Series 2015-A3-C3, REMIC, 3.45%, 03/17/25	1,116	1,106
Dell Equipment Finance Trust 2023-2
Series 2023-A2-2, 5.84%, 03/24/25	1,249	1,252
Discover Card Execution Note Trust
Series 2023-A-A2, 4.93%, 06/15/26	1,040	1,055
Dryden 104 CLO Ltd
Series 2022-A1R-104A, 6.29%, (3 Month Term SOFR + 1.29%), 08/20/34 (e)	1,580	1,581
Dryden 113 CLO Ltd
Series 2022-A1R-113A, 6.91%, (3 Month Term SOFR + 1.63%), 10/22/35 (e)	850	852
Dryden 40 Senior Loan Fund
Series 2015-AR2-40A, 6.01%, (3 Month Term SOFR + 0.89%), 08/15/31 (e)	2,105	2,105
Dryden 47 Senior Loan Fund
Series 2017-A1R-47A, 6.54%, (3 Month Term SOFR + 1.24%), 04/15/28 (e)	350	350
Dryden 53 CLO Ltd., Series 2017-53A
Series 2017-A-53A, 6.68%, (3 Month Term SOFR + 1.38%), 01/15/31 (e)	449	450
Elmwood CLO VII Ltd
Series 2020-AR-4A, 6.92%, (3 Month Term SOFR + 1.63%), 01/17/34 (e)	1,280	1,281
Enterprise Fleet Financing 2023-1 LLC
Series 2023-A2-1, 5.51%, 03/20/26	806	810
Exeter Automobile Receivables Trust 2022-3
Series 2022-B-3A, 4.86%, 12/15/26	897	896
Exeter Automobile Receivables Trust 2024-3
Series 2024-D-3A, 5.98%, 09/16/30	450	462
First Investors Auto Owner Trust 2022-2
Series 2022-A-2A, 6.26%, 08/15/25	698	702
Flagship Credit Auto Trust 2022-4
Series 2022-A2-4, 6.15%, 09/15/26	314	314
Ford Credit Auto Lease Trust 2024-A
Series 2024-B-A, 5.29%, 07/15/26	1,835	1,856
Galaxy XIX CLO, Ltd.
Series 2015-A1RR-19A, 6.49%, (3 Month Term SOFR + 1.21%), 07/24/30 (e)	287	288
Galaxy XXII CLO Ltd
Series 2016-ARRR-22A, 0.00%, (3 Month Term SOFR + 0.00%), 04/16/34 (e)	1,650	1,650
GM Financial Automobile Leasing Trust 2023-2
Series 2023-B-2, 5.54%, 05/20/27	2,775	2,803
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 6.72%, (3 Month Term SOFR + 1.44%), 10/20/31 (a) (e)	198	198

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
GS Mortgage Securities Corporation Trust 2021-ARDN
Series 2021-A-ARDN, REMIC, 6.46%, (1 Month Term SOFR + 1.36%), 11/17/36 (e)	600	595
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-A-ROSS, REMIC, 6.36%, (1 Month Term SOFR + 1.26%), 06/16/36 (e)	650	619
Series 2021-H-ROSS, REMIC, 11.11%, (1 Month Term SOFR + 6.01%), 06/16/36 (e)	750	105
GS Mortgage Securities Trust 2015-GC28
Series 2015-A5-GC28, REMIC, 3.40%, 01/10/25	247	246
Hertz Vehicle Financing III LLC
Series 2021-A-2A, 1.68%, 12/25/26	1,241	1,169
HGI CRE CLO 2021-FL2, Ltd.
Series 2021-A-FL2, 6.21%, (1 Month Term SOFR + 1.11%), 09/19/36 (e) (g)	796	795
Honda Auto Receivables 2024-2 Owner Trust
Series 2024-A3-2, 5.27%, 08/18/27	985	1,007
HONO 2021-LULU Mortgage Trust
Series 2021-A-LULU, REMIC, 6.36%, (1 Month Term SOFR + 1.26%), 12/15/36 (e)	200	194
Huntington Auto Trust 2024-1
Series 2024-A3-1A, 5.23%, 09/15/27	1,190	1,209
Huntington National Bank, The
Series 2024-B1-1, 6.15%, 02/20/28 (a)	581	589
Hyundai Auto Lease Securitization Trust 2024-A
Series 2024-A3-A, 5.02%, 05/15/26	840	846
Hyundai Auto Lease Securitization Trust 2024-B
Series 2024-A3-B, 5.41%, 08/17/26	885	900
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON
Series 2019-A-ICON, REMIC, 3.88%, 01/05/34	457	452
JPMDB Commercial Mortgage Securities Trust 2017-C7
Series 2017-A4-C7, REMIC, 3.15%, 07/16/27	1,979	1,915
KIND Commercial Mortgage Trust 2024-1
Series 2024-A-1, REMIC, 7.24%, 08/17/26 (e)	550	551
KKR CLO 15 Ltd.
Series BR2-15, 6.77%, (3 Month Term SOFR + 1.55%), 01/18/32 (e)	1,340	1,340
KKR CLO 23 Ltd
Series BR-23, 6.50%, (3 Month Term SOFR + 1.55%), 10/20/31 (e)	2,050	2,049
KKR CLO 24 LTD.
Series A1R-24, 6.62%, (3 Month Term SOFR + 1.34%), 04/20/32 (e)	1,537	1,538
KNDR Trust 2021-KIND
Series 2021-A-KIND, REMIC, 6.16%, (1 Month Term SOFR + 1.06%), 08/15/26 (e)	1,012	997
KREF 2021-FL2 Ltd.
Series 2021-A-FL2, 6.27%, (1 Month Term SOFR + 1.18%), 02/17/39 (e) (g)	729	720
LBA Trust 2024-7IND
Series 2024-A-7IND, REMIC, 6.54%, 10/15/26 (e)	500	500
Lendmark Funding Trust 2021-2
Series 2021-A-2A, 2.00%, 04/20/32	1,710	1,598
Lendmark Funding Trust 2021-B
Series 2021-A-1A, 1.90%, 05/20/26	1,490	1,403
Lendmark Funding Trust 2022-1
Series 2022-A-1A, 5.12%, 06/25/25	1,420	1,423
LFT CRE 2021-FL1 LLC
Series 2021-A-FL1, 6.38%, (1 Month Term SOFR + 1.28%), 06/17/39 (e)	568	564
Series 2021-B-FL1, 6.96%, (1 Month Term SOFR + 1.86%), 06/17/39 (e)	1,150	1,128
LIFE 2022-BMR2 Mortgage Trust
Series 2022-A1-BMR2, REMIC, 6.39%, (1 Month Term SOFR + 1.30%), 05/17/38 (e)	450	438
LoanCore 2021-CRE7 Issuer Ltd
Series 2022-A-CRE7, 6.89%, (SOFR 30-Day Average + 1.55%), 01/21/37 (e)	1,505	1,502
M&T Equipment (2024-LEAF1), LLC
Series 2024-A3-1, 4.79%, 08/16/28	330	332
Madison Park Funding LVII Ltd
Series 2022-A1R-57A, 6.39%, (3 Month Term SOFR + 1.28%), 07/27/34 (e)	2,010	2,010
Mariner Finance Issuance Trust 2021-A
Series 2021-A-AA, 1.86%, 03/20/26	1,615	1,537
Mariner Finance Issuance Trust 2021-B
Series 2021-A-BA, 2.10%, 10/20/27	2,585	2,440
Mariner Finance Issuance Trust 2022-A
Series 2022-A-AA, 6.45%, 10/20/37	2,670	2,672
Mercedes-Benz Auto Lease Trust 2024-A
Series 2024-A4-A, 5.32%, 06/15/27	1,650	1,694
Mercedes-Benz Auto Lease Trust 2024-B
Series 2024-A3-B, 4.23%, 04/15/27	600	599
Merchants Fleet Funding LLC
Series 2024-A-1A, 5.82%, 08/20/27	1,485	1,509
MF1 2021-FL7 Ltd.
Series 2021-A-FL7, 6.21%, (1 Month Term SOFR + 1.19%), 10/21/36 (e)	537	534
MidOcean Credit CLO VI
Series 2016-ARRR-6A, 6.51%, (3 Month Term SOFR + 1.23%), 04/20/33 (e)	1,660	1,661
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27
Series 2015-A4-C27, REMIC, 3.75%, 10/20/25	280	275
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29
Series 2016-A4-C29, REMIC, 3.33%, 03/17/26	450	440
Morgan Stanley Capital I Trust 2024-NSTB
Series 2024-A-NSTB, REMIC, 3.90%, 09/25/57 (e)	1,400	1,351
Navient Private Education Refi Loan Trust 2021-C
Series 2021-A-CA, 1.06%, 10/15/69	814	735
Navient Private Education Refi Loan Trust 2022-A
Series 2022-A-A, 2.23%, 07/15/70	971	895
Navistar Financial Dealer Note Master Owner Trust II
Series 2024-A-1, 5.59%, 04/27/26	1,675	1,706
Nelnet Student Loan Trust 2021-A
Series 2021-APT1-A, 1.36%, 04/20/62	360	333
Neuberger Berman Loan Advisers CLO 35 Ltd
Series 2019-ANR-35A, 6.58%, (3 Month Term SOFR + 1.30%), 01/19/33 (e)	2,230	2,231
Newark BSL CLO 2 Ltd
Series 2017-A1R-1A, 6.52%, (3 Month Term SOFR + 1.23%), 07/25/30 (e)	215	215
NextGear Floorplan Master Owner Trust
Series 2023-A2-1A, 5.74%, 03/16/26	2,510	2,555
Octagon Investment Partners XIV, Ltd.
Series 2012-AARR-1A, 6.51%, (3 Month Term SOFR + 1.21%), 07/16/29 (e)	58	58
Octagon Investment Partners XVII, Ltd.
Series 2013-A1R2-1A, 6.55%, (3 Month Term SOFR + 1.26%), 01/27/31 (e)	120	120
Octagon Loan Funding Ltd.
Series 2014-ARR-1A, 6.54%, (3 Month Term SOFR + 1.44%), 11/18/31 (e)	1,428	1,429
Octane Receivables Trust 2021-1
Series 2022-A2-1A, 4.18%, 03/20/25	368	367
Octane Receivables Trust 2022-2
Series 2022-A-2A, 5.11%, 02/22/28	291	291
Octane Receivables Trust 2024-2
Series 2024-A2-2A, 5.80%, 07/20/32	655	663
One New York Plaza Trust 2020-1NYP
Series 2020-A-1NYP, REMIC, 6.16%, (1 Month Term SOFR + 1.06%), 01/15/26 (e)	250	239
OneMain Direct Auto Receivables Trust 2021-1
Series 2021-A-1A, 0.87%, 07/14/28	612	601
Onemain Financial Issuance Trust 2021-1
Series 2021-A1-1A, 1.55%, 09/14/27	1,160	1,088
OneMain Financial Issuance Trust 2022-3
Series 2022-A-3A, 5.94%, 04/14/26	4,180	4,225
PenFed Auto Receivables Owner Trust 2022-A
Series 2022-A3-A, 3.96%, 04/15/26	1,227	1,224
PFS Financing Corp.
Series 2024-A-D, REMIC, 5.34%, 04/15/27	710	728

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Ready Capital Mortgage Financing 2021-FL6, LLC
Series 2021-A-FL6, 5.92%, (1 Month Term SOFR + 1.06%), 07/25/36 (e)	111	111
Romark CLO Ltd
Series 2017-A1R-1A, REMIC, 6.57%, (3 Month Term SOFR + 1.29%), 10/23/30 (e)	964	965
RR 24 Ltd
Series 2022-A1AR-24A, 7.03%, (3 Month Term SOFR + 1.73%), 01/15/36 (e)	2,170	2,177
RR 8 Ltd
Series 2020-A1R-8A, 6.67%, (3 Month Term SOFR + 1.35%), 07/15/37 (e)	2,250	2,251
Santander Drive Auto Receivables Trust 2022-5
Series 2022-C-5, REMIC, 4.74%, 10/16/28	1,445	1,444
Santander Drive Auto Receivables Trust 2022-7
Series 2022-C-7, 6.69%, 09/15/27	2,755	2,845
Santander Drive Auto Receivables Trust 2023-3
Series 2023-C-3, 5.77%, 05/15/28	680	697
Santander Drive Auto Receivables Trust 2024-1
Series 2024-A2-1, 5.71%, 06/16/25	674	674
Santander Drive Auto Receivables Trust 2024-2
Series 2024-A3-2, 5.63%, 08/17/26	1,215	1,238
Santander Drive Auto Receivables Trust 2024-3
Series 2024-B-3, 5.55%, 06/15/27	580	593
SBNA Auto Lease Trust 2024-A
Series 2024-A3-A, 5.39%, 03/20/26	1,090	1,099
SBNA Auto Lease Trust 2024-B
Series 2024-A3-B, 5.56%, 09/21/26	1,025	1,043
SCF Equipment Leasing 2021-1 LLC
Series 2021-B-1A, 1.37%, 08/20/29	662	653
SCF Equipment Leasing 2022-1 LLC
Series 2022-A3-1A, REMIC, 2.92%, 12/22/25	1,618	1,603
SCF Equipment Leasing 2024-1 LLC
Series 2024-A3-1A, 5.52%, 10/20/28	255	263
SFS Auto Receivables Securitization Trust 2023- 1
Series 2023-A3-1A, 5.47%, 12/20/26	695	705
SFS Auto Receivables Securitization Trust 2024-1
Series 2024-A3-1A, 4.95%, 05/21/29	445	450
SFS Auto Receivables Securitization Trust 2024-2
Series 2024-A3-2A, 5.33%, 11/20/29	620	637
SMRT 2022-MINI
Series 2022-A-MINI, REMIC, 6.10%, (1 Month Term SOFR + 1.00%), 01/15/27 (e)	1,050	1,040
Synchrony Card Issuance Trust
Series 2023-A-A1, 5.54%, 07/15/26	1,328	1,357
TCI-Flatiron Clo 2017-1 Ltd
Series 2017-AR-1A, 6.32%, (3 Month Term SOFR + 1.22%), 11/18/30 (e)	217	218
TCI-Flatiron Clo 2018-1 Ltd
Series 2018-ANR-1A, 6.59%, (3 Month Term SOFR + 1.32%), 01/29/32 (e)	171	171
Towd Point Mortgage Trust 2019-HY1
Series 2019-M2-HY1, REMIC, 6.97%, (1 Month Term SOFR + 2.11%), 08/25/28 (e)	685	699
Toyota Auto Loan Extended Note Trust 2021-1
Series 2021-A-1A, 1.07%, 02/25/26 (g)	4,000	3,820
Toyota Lease Owner Trust 2024-B
Series 2024-A3-B, 4.21%, 02/20/27	1,125	1,124
UBS Commercial Mortgage Trust 2019-C18
Series 2019-A4-C18, REMIC, 3.04%, 12/17/29	70	64
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	718	734
Valley Stream Park CLO LTD
Series 2022-AR-1A, 6.91%, (3 Month Term SOFR + 1.63%), 10/20/34 (e)	2,130	2,131
Verizon Master Trust
Series 2024-A-2, 4.83%, 01/29/29 (g)	1,340	1,370
Series 2024-A-7, 4.35%, 08/20/32	1,050	1,053
Volkswagen Auto Lease Trust 2024-A
Series 2024-A3-A, 5.21%, 10/20/26	1,205	1,223
Wells Fargo & Company
Series 2015-A4-NXS2, REMIC, 3.50%, 04/17/25	1,510	1,489
Wells Fargo Commercial Mortgage Trust 2015-SG1
Series 2015-A4-SG1, REMIC, 3.79%, 08/15/25	287	281
Wells Fargo Commercial Mortgage Trust 2017-C40
Series 2017-A3-C40, REMIC, 3.32%, 08/17/27	3,790	3,650
Wells Fargo Commercial Mortgage Trust 2019-C50
Series 2019-A5-C50, REMIC, 3.73%, 04/17/29	130	125
Wells Fargo Commercial Mortgage Trust 2024-5C1
Series 2024-A3-5C1, REMIC, 5.93%, 07/15/57	800	841
Westlake Automobile Receivables Trust 2021-2
Series 2021-C-2A, 0.89%, 07/15/26	39	39
Westlake Automobile Receivables Trust 2022-2
Series 2022-C-2A, 4.85%, 09/15/27	615	614
Westlake Automobile Receivables Trust 2023-1
Series 2023-A2A-1A, 5.51%, 06/15/26	191	191
Westlake Automobile Receivables Trust 2024-2
Series 2024-D-2A, 5.91%, 04/15/30	765	779
Westlake Flooring Master Trust
Series 2024-A-1A, 5.43%, 02/17/26	1,220	1,235
Total Non-U.S. Government Agency Asset-Backed Securities (cost $194,833)		194,842
GOVERNMENT AND AGENCY OBLIGATIONS 5.2%
Mortgage-Backed Securities 2.2%
Federal Home Loan Mortgage Corporation
4.10%, 07/01/29	310	311
4.15%, 07/01/29	290	291
4.50%, 07/01/29	350	352
5.50%, 11/01/38	2,723	2,807
6.00%, 07/01/39	870	902
Federal National Mortgage Association, Inc.
6.00%, 10/01/38 - 05/01/39	7,130	7,450
5.50%, 09/01/39	2,451	2,534
		14,647
Collateralized Mortgage Obligations 1.5%
Connecticut Avenue Securities Trust 2022-R02
Series 2023-2M1-R03, REMIC, 7.78%, (SOFR 30-Day Average + 2.50%), 04/27/43 (e)	691	703
Connecticut Avenue Securities Trust 2022-R08
Series 2022-1M1-R08, REMIC, 7.83%, (SOFR 30-Day Average + 2.55%), 07/25/42 (e)	354	363
Connecticut Avenue Securities Trust 2023-R01
Series 2023-1M1-R01, REMIC, 7.68%, (SOFR 30-Day Average + 2.40%), 12/26/42 (e)	1,530	1,572
Connecticut Avenue Securities Trust 2024-R04
Series 2024-1A1-R04, REMIC, 6.28%, (SOFR 30-Day Average + 1.00%), 05/25/44 (e)	583	583
Connecticut Avenue Securities Trust 2024-R05
Series 2024-2A1-R05, REMIC, 6.28%, (SOFR 30-Day Average + 1.00%), 07/25/44 (e)	793	792
Connecticut Avenue Securities Trust 2024-R06
Series 2024-1A1-R06, REMIC, 6.43%, (SOFR 30-Day Average + 1.15%), 09/25/28 (e)	620	620
Federal Home Loan Mortgage Corporation
Series 2022-M1A-HQA1, REMIC, 7.38%, (SOFR 30-Day Average + 2.10%), 03/25/42 (e)	107	108
Series 2022-M1A-DNA4, REMIC, 7.48%, (SOFR 30-Day Average + 2.20%), 05/27/42 (e)	1,611	1,637
Series 2022-M1A-HQA2, REMIC, 7.93%, (SOFR 30-Day Average + 2.65%), 07/25/42 (e)	712	730
Series 2022-M1A-HQA3, REMIC, 7.58%, (SOFR 30-Day Average + 2.30%), 08/25/42 (e)	301	308
Series 2023-M1A-DNA2, REMIC, 7.38%, (SOFR 30-Day Average + 2.10%), 04/25/43 (e)	2,729	2,771
		10,187
U.S. Treasury Note 1.2%
Treasury, United States Department of
3.75%, 08/31/26	8,498	8,510
Sovereign 0.3%
Departamento Administrativo De La Presidencia De La Republica
3.88%, 04/25/27	630	608

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Gobierno Federal de los Estados Unidos Mexicanos
4.50%, 04/22/29	200	198
Government of the Republic of Panama
8.88%, 09/30/27	177	197
Ministerul Finantelor Publice
5.88%, 01/30/29 (a)	662	679
Presidencia de la Republica Dominicana
6.88%, 01/29/26 (c)	168	171
		1,853
Total Government And Agency Obligations (cost $35,065)		35,197
SENIOR FLOATING RATE INSTRUMENTS 4.2%
Communication Services 1.0%
Charter Communications Operating, LLC
2019 Term Loan B2, 7.08%, (SOFR + 1.75%), 02/01/27 (e)	2,584	2,581
DirecTV Financing, LLC
Term Loan, 0.00%, (1 Month Term SOFR + 5.00%), 07/22/27 (e) (h)	633	633
Term Loan, 10.36%, (1 Month Term SOFR + 5.00%), 07/22/27 (e)	852	851
Univision Communications Inc.
2021 First Lien Term Loan B, 0.00%, (1 Month Term SOFR + 3.25%), 03/15/26 (e) (h)	841	840
2021 First Lien Term Loan B, 8.61%, (SOFR + 3.25%), 03/15/26 (e)	340	339
Virgin Media Bristol LLC
USD Term Loan N, 7.71%, (1 Month Term SOFR + 2.50%), 10/03/27 (e)	1,500	1,434
		6,678
Health Care 0.8%
Catalent Pharma Solutions Inc.
2021 Term Loan B3, 7.03%, (SOFR + 2.00%), 05/18/26 (e)	2,536	2,533
Elanco Animal Health Incorporated
Term Loan B, 0.00%, (SOFR + 1.75%), 02/04/27 (e) (h)	468	467
Term Loan B, 7.05%, (1 Month Term SOFR + 1.75%), 02/04/27 (e)	1,398	1,395
HCA Inc.
2021 Term Loan A, 6.72%, (SOFR + 1.38%), 06/30/26 (e)	1,191	1,191
		5,586
Consumer Discretionary 0.7%
Aramark Services, Inc.
2019 Term Loan B4, 7.11%, (SOFR + 1.75%), 12/04/26 (e)	1,768	1,767
KFC Holding Co.
2021 Term Loan B, 6.88%, (SOFR + 1.75%), 03/10/28 (e)	1,745	1,750
Wyndham Hotels & Resorts, Inc.
2022 Term Loan A, 7.10%, (1 Month Term SOFR + 1.75%), 04/08/27 (e)	1,542	1,540
		5,057
Financials 0.4%
Asurion LLC
2020 Term Loan B8, 0.00%, (SOFR + 3.25%), 12/23/26 (e) (h)	725	724
2021 Term Loan B9, 0.00%, (SOFR + 3.25%), 02/05/28 (e) (h)	269	265
Jane Street Group, LLC
2024 Term Loan B, 7.86%, (SOFR + 2.50%), 01/26/28 (e)	1,104	1,103
LPL Holdings, Inc.
2019 Term Loan B1, 7.05%, (1 Month Term SOFR + 1.75%), 11/07/26 (e)	566	565
		2,657
Industrials 0.4%
Carnival Corporation
2024 Term Loan B2, 8.00%, (SOFR + 2.75%), 08/09/27 (e)	224	225
Castlelake Aviation Limited
Term Loan B, 0.00%, (SOFR + 2.50%), 10/22/26 (e) (h)	409	410
Fleetcor Technologies Operating Company, LLC
2021 Term Loan B4, 7.10%, (SOFR + 1.75%), 04/21/28 (e)	2,008	2,004
		2,639
Materials 0.3%
Nutrition & Biosciences, Inc.
5 Year Delayed Draw Term Loan, 7.16%, (1 Month Term SOFR + 2.00%), 01/17/25 (e) (i)	1,873	1,875
Consumer Staples 0.3%
Match Group, Inc.
2020 Term Loan B, 6.71%, (3 Month SOFR + 1.75%), 02/13/27 (e)	1,851	1,844
Information Technology 0.2%
Energizer Holdings, Inc.
2024 Term Loan B, 6.92%, (SOFR + 2.00%), 12/22/27 (e)	1,618	1,617
Energy 0.1%
Buckeye Partners, L.P.
2024 Term Loan B5, 6.71%, (SOFR + 1.75%), 11/02/26 (e)	579	578
Total Senior Floating Rate Instruments (cost $28,577)		28,531
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.5%
JNL Government Money Market Fund - Class I, 4.82% (j) (k)	10,475	10,475
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 4.92% (j) (k)	2,055	2,055
Total Short Term Investments (cost $12,530)		12,530
Total Investments 100.6% (cost $677,465)		684,197
Other Derivative Instruments (0.0)%		(167)
Other Assets and Liabilities, Net (0.6)%		(4,192)
Total Net Assets 100.0%		679,838

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2024, the value and the percentage of net assets of these securities was $197,042 and 29.0% of the Fund.

(b) Convertible security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) All or a portion of the security was on loan as of September 30, 2024.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(h) This senior floating rate interest will settle after September 30, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/Lord Abbett Short Duration Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	5,410	242,612	237,547	260	—	—	10,475	1.5
JNL Government Money Market Fund, 4.92% - Class SL	2,985	15,286	16,216	48	—	—	2,055	0.3
	8,395	257,898	253,763	308	—	—	12,530	1.8

JNL/Lord Abbett Short Duration Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Citizens Bank, National Association, 4.58%, 08/09/28	11/08/22	731	758	0.1
Greenko Solar (Mauritius) Limited, 5.55%, 01/29/25	07/30/24	997	997	0.1
Listrindo Capital B.V. in liquidatie, 4.95%, 09/14/26	04/30/24	1,698	1,721	0.3
Morgan Stanley Bank, National Association, 4.97%, 07/14/28	07/17/24	430	439	0.1
Presidencia de la Republica Dominicana, 6.88%, 01/29/26	08/08/24	170	171	—
Standard Chartered PLC, 3.52%, 02/12/30	07/31/24	425	427	0.1
Tengizchevroil Finance Company S.A R.L., 4.00%, 08/15/26	04/18/24	1,353	1,371	0.2
		5,804	5,884	0.9

JNL/Lord Abbett Short Duration Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	914	January 2025	190,051	(343)	282

Short Contracts
United States 5 Year Note	(432)	January 2025	(47,494)	176	25

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Lord Abbett Short Duration Income Fund
Assets - Securities
Corporate Bonds And Notes	—	413,097	—	413,097
Non-U.S. Government Agency Asset-Backed Securities	—	194,842	—	194,842
Government And Agency Obligations	—	35,197	—	35,197
Senior Floating Rate Instruments	—	26,656	1,875	28,531
Short Term Investments	12,530	—	—	12,530
	12,530	669,792	1,875	684,197
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	307	—	—	307
	307	—	—	307

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Communication Services Sector Fund
COMMON STOCKS 98.9%
Communication Services 97.4%
Alphabet Inc. - Class A	963	159,792
Alphabet Inc. - Class C	856	143,109
AT&T Inc.	1,176	25,867
Cogent Communications Holdings, Inc.	7	541
Comcast Corporation - Class A	635	26,535
Digital World Acquisition Corp. (a) (b)	7	111
Electronic Arts Inc.	40	5,741
Endeavor Group Holdings, Inc. - Class A (b)	30	869
Former Charter Communications Parent, Inc. - Class A (a)	16	5,234
Fox Corporation - Class A (b)	38	1,615
Fox Corporation - Class B	22	850
Frontier Communications Parent, Inc. (a)	30	1,064
IAC Inc. (a)	12	672
Iridium Communications Inc.	19	572
Liberty Broadband Corporation - Series A (a)	3	220
Liberty Broadband Corporation - Series C (a)	18	1,378
Liberty Global Ltd. - Class A (a)	27	570
Liberty Global Ltd. - Class C (a)	27	592
Liberty Media Corporation - Series A (a)	4	268
Liberty Media Corporation - Series A (a)	3	153
Liberty Media Corporation - Series C (a)	8	399
Liberty Media Corporation - Series C (a)	35	2,674
Live Nation Entertainment, Inc. (a)	24	2,665
Match Group, Inc. (a)	44	1,649
Meta Platforms, Inc. - Class A	360	206,290
Netflix, Inc. (a)	71	50,055
News Corporation - Class A	62	1,656
News Corporation - Class B	18	495
Nexstar Media Group, Inc. - Class A	5	842
Omnicom Group Inc.	32	3,331
Paramount Global - Class A	1	21
Paramount Global - Class B	92	980
Pinterest, Inc. - Class A (a)	98	3,161
Playtika Holding Corp.	13	101
Roblox Corporation - Class A (a)	86	3,813
Roku Inc. - Class A (a)	20	1,472
Sirius XM Holdings Inc. (a)	39	932
Snap Inc. - Class A (a)	178	1,910
Sphere Entertainment Co. - Class A (a)	3	573
Take-Two Interactive Software, Inc. (a)	27	4,133
The Interpublic Group of Companies, Inc.	62	1,960
The New York Times Company - Class A	26	1,425
TKO Group Holdings Inc. - Class A	12	1,434
T-Mobile US, Inc.	80	16,551
Verizon Communications Inc.	691	31,048
Walt Disney Company, The	299	28,725
Warner Bros. Discovery, Inc. - Series A (a)	364	3,002
Warner Music Group Corp. - Class A	22	690
Yelp Inc. (a)	11	395
		748,135
Consumer Discretionary 1.0%
DoorDash, Inc. - Class A (a)	50	7,186
Vitamin Oldco Holdings, Inc. (a) (c)	6	—
Real Estate 0.3%
Zillow Group, Inc. - Class A (a)	9	549
Zillow Group, Inc. - Class C (a)	27	1,695
		2,244
Information Technology 0.2%
Twilio Inc. - Class A (a)	28	1,803
Total Common Stocks (cost $577,184)		759,368
SHORT TERM INVESTMENTS 1.2%
Investment Companies 1.0%
JNL Government Money Market Fund - Class I, 4.82% (d) (e)	7,786	7,786
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.92% (d) (e)	1,548	1,548
Total Short Term Investments (cost $9,334)		9,334
Total Investments 100.1% (cost $586,518)		768,702
Other Derivative Instruments 0.0%		32
Other Assets and Liabilities, Net (0.1)%		(528)
Total Net Assets 100.0%		768,206

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2024.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/Mellon Communication Services Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	2,854	297,763	292,831	229	—	—	7,786	1.0
JNL Government Money Market Fund, 4.92% - Class SL	549	16,925	15,926	27	—	—	1,548	0.2
	3,403	314,688	308,757	256	—	—	9,334	1.2

JNL/Mellon Communication Services Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Communication Services Select Sector Index	54	December 2024	6,291	32	156

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Communication Services Sector Fund
Assets - Securities
Common Stocks	759,368	—	—	759,368
Short Term Investments	9,334	—	—	9,334
	768,702	—	—	768,702
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	156	—	—	156
	156	—	—	156

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Discretionary Sector Fund
COMMON STOCKS 99.6%
Consumer Discretionary 95.4%
Abercrombie & Fitch Co. - Class A (a)	14	2,027
Academy Sports & Outdoors, Inc.	21	1,234
Acushnet Holdings Corp.	9	585
Adient Public Limited Company (a)	26	585
Advance Auto Parts, Inc.	18	705
Airbnb, Inc. - Class A (a)	125	15,815
Amazon.com, Inc. (a)	1,547	288,160
American Eagle Outfitters, Inc.	52	1,174
Aptiv PLC (a)	70	5,072
Asbury Automotive Group, Inc. (a)	6	1,440
Autoliv, Inc.	21	1,931
AutoNation, Inc. (a)	8	1,390
AutoZone, Inc. (a)	5	15,750
Bath & Body Works, Inc.	65	2,066
Best Buy Co., Inc.	57	5,927
Booking Holdings Inc.	10	41,477
Boot Barn Holdings, Inc. (a)	9	1,478
BorgWarner Inc.	67	2,413
Boyd Gaming Corporation	20	1,309
Bright Horizons Family Solutions, Inc. (a)	17	2,378
Brunswick Corporation	20	1,687
Burlington Stores, Inc. (a)	19	4,882
Caesars Entertainment, Inc. (a)	61	2,558
Capri Holdings Limited (a)	33	1,408
CarMax, Inc. (a)	47	3,604
Carnival Corporation (a)	296	5,462
Carter's, Inc.	11	716
Carvana Co. - Class A (a)	34	5,844
CAVA Group, Inc. (a)	21	2,561
Cavco Industries, Inc. (a)	2	975
Chipotle Mexican Grill, Inc. (a)	400	23,032
Choice Hotels International, Inc.	8	1,078
Churchill Downs Incorporated	21	2,815
Columbia Sportswear Company	10	801
Coupang, Inc. - Class A (a)	352	8,651
Crocs, Inc. (a)	18	2,567
D.R. Horton, Inc.	87	16,643
Darden Restaurants, Inc.	35	5,789
Deckers Outdoor Corporation (a)	45	7,203
Dick's Sporting Goods, Inc.	17	3,570
Dillard's, Inc. - Class A (b)	1	490
DK Crown Holdings Inc. - Class A (a)	139	5,452
Domino's Pizza, Inc.	10	4,344
eBay Inc.	149	9,700
ETSY, Inc. (a)	35	1,918
Expedia Group, Inc. (a)	37	5,472
Five Below, Inc. (a)	16	1,421
Floor & Decor Holdings, Inc. - Class A (a)	31	3,830
Ford Motor Company	1,150	12,139
GameStop Corp. - Class A (a)	115	2,642
Gap, Inc., The	65	1,426
General Motors Company	329	14,768
Gentex Corporation	65	1,944
Genuine Parts Company	41	5,731
Group 1 Automotive, Inc.	4	1,497
H & R Block, Inc.	41	2,590
Harley-Davidson, Inc.	40	1,546
Hasbro, Inc.	38	2,782
Hilton Grand Vacations Inc. (a)	21	771
Hilton Worldwide Holdings Inc.	72	16,554
Home Depot, Inc. , The	291	117,795
Hyatt Hotels Corporation - Class A	12	1,881
Installed Building Products, Inc.	7	1,729
KB Home	20	1,689
Kohl's Corporation	31	660
Kontoor Brands, Inc.	16	1,338
Las Vegas Sands Corp.	119	5,977
LCI Industries	7	873
Lear Corporation	17	1,847
Lennar Corporation - Class A	69	12,945
Lennar Corporation - Class B	3	507
Life Time Group Holdings, Inc. (a)	18	441
Light & Wonder, Inc. (a)	27	2,404
Lithia Motors, Inc. - Class A	8	2,548
LKQ Corporation	78	3,124
Lowe`s Companies, Inc.	167	45,275
Lucid Group, Inc. (a) (b)	258	911
Lululemon Athletica Inc. (a)	33	8,834
M/I Homes, Inc. (a)	8	1,409
Macy's, Inc.	82	1,286
Marriott International, Inc. - Class A	68	16,883
Marriott Vacations Worldwide Corporation	9	649
Mattel, Inc. (a) (b)	100	1,908
McDonald's Corporation	212	64,499
MercadoLibre, Inc. (a)	14	29,368
Meritage Homes Corporation	11	2,161
MGM Resorts International (a)	71	2,791
Mobileye Global Inc. - Class A (a) (b)	27	367
Modine Manufacturing Company (a)	14	1,918
Mohawk Industries, Inc. (a)	16	2,529
Murphy USA Inc.	6	2,897
NIKE, Inc. - Class B	348	30,720
Nordstrom, Inc.	30	686
Norwegian Cruise Line Holdings Ltd. (a)	124	2,553
NVR, Inc. (a)	1	8,713
O'Reilly Automotive, Inc. (a)	17	19,423
PENN Entertainment, Inc. (a)	39	731
Penske Automotive Group, Inc.	6	930
Planet Fitness, Inc. - Class A (a)	26	2,115
Polaris Inc.	15	1,264
PulteGroup, Inc.	62	8,859
PVH Corp.	17	1,703
Ralph Lauren Corporation - Class A	12	2,305
Red Rock Resorts, Inc. - Class A	15	796
RH (a)	4	1,443
Rivian Automotive, Inc. - Class A (a) (b)	208	2,338
Ross Stores, Inc.	96	14,411
Royal Caribbean Cruises Ltd.	69	12,268
Savers Value Village, Inc. (a) (b)	10	102
Service Corporation International	43	3,400
Shake Shack, Inc. - Class A (a)	11	1,167
Signet Jewelers Limited	13	1,315
Skechers U.S.A., Inc. - Class A (a)	39	2,626
Skyline Champion Corporation (a)	17	1,580
Starbucks Corporation	333	32,475
Steven Madden, Ltd.	20	996
Tapestry, Inc.	68	3,184
Taylor Morrison Home II Corporation - Class A (a)	30	2,093
Tempur Sealy International, Inc.	50	2,719
Tesla Inc. (a)	815	213,309
Texas Roadhouse, Inc. - Class A	20	3,487
The Goodyear Tire & Rubber Company (a)	85	756
The Wendy's Company	50	870
Thor Industries, Inc.	15	1,674
TJX Companies, Inc., The	332	39,010
Toll Brothers, Inc.	30	4,635
Topgolf Callaway Brands Corp. (a)	45	499
Tractor Supply Company	32	9,239
Travel + Leisure Co.	20	907
TRI Pointe Homes Holdings, Inc. (a)	27	1,206
Ulta Beauty, Inc. (a)	14	5,453
United Parks And Resorts Inc. (a) (b)	11	545
Urban Outfitters, Inc. (a)	16	619
V.F. Corporation (b)	97	1,933
Vail Resorts, Inc.	11	1,916
Visteon Corporation (a)	8	759
Wayfair Inc. - Class A (a) (b)	27	1,544
Whirlpool Corporation (b)	16	1,707
Williams-Sonoma, Inc.	35	5,491
Wingstop Inc.	9	3,600
Wyndham Hotels & Resorts, Inc.	23	1,805
Wynn Resorts, Limited	28	2,694
YETI Holdings, Inc. (a)	25	1,038
Yum! Brands, Inc.	83	11,528
		1,410,361

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Materials 3.2%
Amcor Pty Ltd	422	4,782
Avery Dennison Corporation	24	5,236
Ball Corporation	92	6,257
Berry Global Group, Inc.	34	2,317
Crown Holdings, Inc.	35	3,342
Graphic Packaging Holding Company	90	2,672
Greif, Inc. - Class A	8	474
Greif, Inc. - Class B	—	17
International Paper Company	100	4,905
Packaging Corporation of America	26	5,621
Sealed Air Corporation	43	1,558
Silgan Holdings Inc.	24	1,277
Smurfit Westrock Public Limited Company	146	7,228
Sonoco Products Company	29	1,569
		47,255
Industrials 0.6%
Albany International Corp. - Class A	9	795
Allison Systems, Inc.	26	2,481
Rollins, Inc.	86	4,347
Rush Enterprises, Inc. - Class A	18	976
Rush Enterprises, Inc. - Class B	2	116
		8,715
Consumer Staples 0.4%
Casey's General Stores, Inc.	11	4,128
Maplebear Inc. (a) (b)	43	1,740
Reynolds Consumer Products Inc.	15	482
		6,350
Total Common Stocks (cost $1,061,709)		1,472,681
SHORT TERM INVESTMENTS 0.5%
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 4.92% (c) (d)	5,170	5,170
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 4.82% (c) (d)	1,971	1,971
Total Short Term Investments (cost $7,141)		7,141
Total Investments 100.1% (cost $1,068,850)		1,479,822
Other Derivative Instruments (0.0)%		(9)
Other Assets and Liabilities, Net (0.1)%		(954)
Total Net Assets 100.0%		1,478,859
(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/Mellon Consumer Discretionary Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	1,918	161,037	160,984	89	—	—	1,971	0.1
JNL Government Money Market Fund, 4.92% - Class SL	7,689	57,654	60,173	163	—	—	5,170	0.4
	9,607	218,691	221,157	252	—	—	7,141	0.5

JNL/Mellon Consumer Discretionary Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Discretionary Select Sector Index	38	December 2024	7,757	(9)	21

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Consumer Discretionary Sector Fund
Assets - Securities
Common Stocks	1,472,681	—	—	1,472,681
Short Term Investments	7,141	—	—	7,141
	1,479,822	—	—	1,479,822
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	21	—	—	21
	21	—	—	21

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Staples Sector Fund
COMMON STOCKS 99.3%
Consumer Staples 97.5%
Albertsons Companies, Inc. - Class A	116	2,142
Altria Group, Inc.	216	11,034
Archer-Daniels-Midland Company	76	4,555
Bellring Intermediate Holdings, Inc. (a)	40	2,421
BJ's Wholesale Club Holdings, Inc. (a)	31	2,591
Boston Beer Company, Inc., The - Class A (a)	6	1,813
Brown-Forman Corporation - Class A	36	1,750
Brown-Forman Corporation - Class B	64	3,161
Bunge Limited	30	2,870
Campbell Soup Company	51	2,478
Celsius Holdings, Inc. (a)	55	1,725
Church & Dwight Co., Inc.	41	4,329
Coca-Cola Company, The	454	32,640
Coca-Cola Consolidated, Inc.	2	2,156
Colgate-Palmolive Company	104	10,819
Conagra Brands, Inc.	99	3,205
Constellation Brands, Inc. - Class A	24	6,163
Costco Wholesale Corporation	51	45,167
Coty Inc. - Class A (a) (b)	194	1,820
Darling Ingredients Inc. (a)	52	1,921
Dollar General Corporation	41	3,509
Dollar Tree, Inc. (a)	40	2,793
e.l.f. Beauty, Inc. (a)	15	1,675
Flowers Foods, Inc.	83	1,922
Freshpet, Inc. (a)	15	2,115
General Mills, Inc.	82	6,030
Grocery Outlet Holding Corp. (a)	86	1,514
Hormel Foods Corporation	76	2,403
Ingredion Incorporated	18	2,447
Inter Parfums, Inc.	13	1,685
J&J Snack Foods Corp.	10	1,723
Kellanova	47	3,786
Kenvue Inc.	257	5,954
Keurig Dr Pepper Inc.	160	5,983
Kimberly-Clark Corporation	47	6,734
Kraft Heinz Company, The	138	4,860
Kroger Co., The	102	5,837
Lamb Weston Holdings, Inc.	39	2,525
Lancaster Colony Corporation	11	1,867
McCormick & Company, Incorporated	46	3,760
Molson Coors Beverage Company - Class B	46	2,631
Mondelez International, Inc. - Class A	169	12,448
Monster Beverage 1990 Corporation (a)	108	5,653
National Beverage Corp.	34	1,602
PepsiCo, Inc.	161	27,403
Performance Food Group Company (a)	36	2,842
Philip Morris International Inc.	184	22,340
Pilgrim's Pride Corporation (a)	35	1,599
Post Holdings, Inc. (a)	18	2,118
Procter & Gamble Company, The	271	46,904
Simply Good Foods Company, The (a)	55	1,909
Spectrum Brands Holdings, Inc.	18	1,715
Sprouts Farmers Market, Inc. (a)	25	2,737
Sysco Corporation	74	5,744
Target Corporation	61	9,436
The Clorox Company	23	3,706
The Estee Lauder Companies Inc. - Class A	41	4,114
The Hershey Company	24	4,556
The J. M. Smucker Company	24	2,927
Tyson Foods, Inc. - Class A	53	3,176
US Foods Holding Corp. (a)	49	3,043
Walmart Inc.	501	40,427
		422,912
Consumer Discretionary 1.8%
Grand Canyon Education, Inc. (a)	13	1,831
Newell Brands Inc.	246	1,886
Ollie's Bargain Outlet Holdings, Inc. (a)	23	2,207
Stride, Inc. (a)	22	1,870
		7,794
Total Common Stocks (cost $389,108)		430,706
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 4.82% (c) (d)	2,058	2,058
Total Short Term Investments (cost $2,058)		2,058
Total Investments 99.8% (cost $391,166)		432,764
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net 0.2%		834
Total Net Assets 100.0%		433,599

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/Mellon Consumer Staples Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	3,154	93,121	94,217	97	—	—	2,058	0.5
JNL Government Money Market Fund, 4.92% - Class SL	138	6,464	6,602	5	—	—	—	—
	3,292	99,585	100,819	102	—	—	2,058	0.5

JNL/Mellon Consumer Staples Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Staples Select Sector Index	36	December 2024	3,073	1	(25)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Consumer Staples Sector Fund
Assets - Securities
Common Stocks	430,706	—	—	430,706
Short Term Investments	2,058	—	—	2,058
	432,764	—	—	432,764
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(25)	—	—	(25)
	(25)	—	—	(25)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Dow Index Fund
COMMON STOCKS 99.2%
Financials 22.9%
American Express Company	205	55,780
Goldman Sachs Group, Inc., The	206	101,834
JPMorgan Chase & Co.	206	43,370
Travelers Companies, Inc. , The	206	48,154
Visa Inc. - Class A	206	56,552
		305,690
Information Technology 19.0%
Apple Inc.	205	47,923
Cisco Systems, Inc.	205	10,946
Intel Corporation	206	4,825
International Business Machines Corporation	206	45,472
Microsoft Corporation	206	88,504
Salesforce, Inc.	205	56,297
		253,967
Health Care 18.2%
Amgen Inc.	206	66,272
Johnson & Johnson	205	33,333
Merck & Co., Inc.	205	23,357
UnitedHealth Group Incorporated	206	120,257
		243,219
Consumer Discretionary 15.2%
Amazon.com, Inc. (a)	206	38,324
Home Depot, Inc. , The	206	83,342
McDonald's Corporation	206	62,632
NIKE, Inc. - Class B	206	18,182
		202,480
Industrials 13.6%
3M Company	205	28,116
Boeing Company, The (a)	205	31,272
Caterpillar Inc.	206	80,446
Honeywell International Inc.	206	42,516
		182,350
Consumer Staples 5.0%
Coca-Cola Company, The	206	14,780
Procter & Gamble Company, The	206	35,624
Walmart Inc.	205	16,609
		67,013
Energy 2.3%
Chevron Corporation	206	30,291
Communication Services 2.2%
Verizon Communications Inc.	206	9,237
Walt Disney Company, The	206	19,784
		29,021
Materials 0.8%
Dow Inc.	206	11,236
Total Common Stocks (cost $729,715)		1,325,267
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 4.82% (b) (c)	12,302	12,302
Total Short Term Investments (cost $12,302)		12,302
Total Investments 100.1% (cost $742,017)		1,337,569
Other Derivative Instruments (0.0)%		(6)
Other Assets and Liabilities, Net (0.1)%		(1,064)
Total Net Assets 100.0%		1,336,499

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/Mellon Dow Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	11,221	117,368	116,287	325	—	—	12,302	0.9
JNL Government Money Market Fund, 4.92% - Class SL	—	3	3	—	—	—	—	—
	11,221	117,371	116,290	325	—	—	12,302	0.9

JNL/Mellon Dow Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Dow Jones Industrial Average Index	63	December 2024	13,338	(6)	95

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Dow Index Fund
Assets - Securities
Common Stocks	1,325,267	—	—	1,325,267
Short Term Investments	12,302	—	—	12,302
	1,337,569	—	—	1,337,569
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	95	—	—	95
	95	—	—	95

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Energy Sector Fund
COMMON STOCKS 99.4%
Energy 98.8%
Antero Midstream Corporation	329	4,953
Antero Resources Corporation (a)	281	8,043
Apa Corp.	354	8,658
Archrock, Inc.	154	3,116
Baker Hughes Company - Class A	969	35,042
Cactus, Inc. - Class A	62	3,726
California Resources Corporation	57	3,006
ChampionX Corporation	182	5,502
Cheniere Energy, Inc.	220	39,580
Chesapeake Energy Corporation (b)	101	8,267
Chevron Corporation	1,631	240,246
Chord Energy Corporation	59	7,660
Civitas Resources, Inc.	70	3,564
CNX Resources Corporation (a)	146	4,745
Comstock Resources, Inc. (b)	84	933
ConocoPhillips	1,121	117,967
Coterra Energy Inc.	718	17,193
CVR Energy, Inc. (b)	35	803
Devon Energy Corporation	608	23,770
Diamondback Energy, Inc.	167	28,715
DT Midstream, Inc.	93	7,346
EOG Resources, Inc.	553	67,924
EQT Corporation	543	19,911
Exxon Mobil Corporation	4,276	501,218
Gulfport Energy Operating Corporation (a)	12	1,872
Halliburton Company	852	24,751
Helmerich & Payne, Inc.	93	2,827
Hess Corporation	268	36,406
HF Sinclair Corporation	159	7,103
International Seaways, Inc.	34	1,751
Kinder Morgan, Inc.	1,893	41,814
Kosmos Energy Ltd. (a)	455	1,836
Liberty Energy Inc. - Class A	157	2,992
Magnolia Oil & Gas Corporation - Class A	164	4,015
Marathon Oil Corporation	544	14,491
Marathon Petroleum Corporation	328	53,463
Matador Resources Company	115	5,661
Murphy Oil Corporation	146	4,936
Northern Oil and Gas Incorporated	89	3,153
NOV Inc.	378	6,042
Occidental Petroleum Corporation	607	31,297
ONEOK, Inc.	561	51,084
Ovintiv Canada ULC	255	9,770
Patterson-UTI Energy, Inc.	359	2,748
PBF Energy Inc. - Class A	99	3,075
Peabody Energy Corporation	116	3,090
Permian Resources Corporation - Class A	609	8,290
Phillips 66	402	52,898
Range Resources Corporation	231	7,102
Schlumberger Limited	1,375	57,670
SM Energy Company	111	4,417
Southwestern Energy Company (a)	1,065	7,575
Targa Resources Corp.	213	31,539
Texas Pacific Land Corporation	19	16,484
Tidewater Inc. (a)	46	3,330
Transocean Ltd. (a) (b) (c)	755	3,208
Uranium Energy Corp. (a) (b)	363	2,251
Valaris Limited (a)	61	3,378
Valero Energy Corporation	308	41,550
Weatherford International Public Limited Company	71	6,014
Williams Companies, Inc., The	1,170	53,413
		1,775,184
Utilities 0.3%
National Fuel Gas Company	88	5,332
Consumer Discretionary 0.3%
Valvoline, Inc. (a)	125	5,218
Total Common Stocks (cost $1,553,857)		1,785,734
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 4.82% (d) (e)	9,686	9,686
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.92% (d) (e)	94	94
Total Short Term Investments (cost $9,780)		9,780
Total Investments 99.9% (cost $1,563,637)		1,795,514
Other Derivative Instruments 0.0%		87
Other Assets and Liabilities, Net 0.1%		1,420
Total Net Assets 100.0%		1,797,021

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2024.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/Mellon Energy Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	4,974	409,643	404,931	425	—	—	9,686	0.5
JNL Government Money Market Fund, 4.92% - Class SL	852	50,581	51,339	81	—	—	94	—
	5,826	460,224	456,270	506	—	—	9,780	0.5

JNL/Mellon Energy Sector Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Transocean Ltd.	06/17/22	3,210	3,208	0.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/Mellon Energy Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Energy Select Sector Index	130	December 2024	11,993	87	74

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Energy Sector Fund
Assets - Securities
Common Stocks	1,785,734	—	—	1,785,734
Short Term Investments	9,780	—	—	9,780
	1,795,514	—	—	1,795,514
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	74	—	—	74
	74	—	—	74

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Financial Sector Fund
COMMON STOCKS 99.6%
Financials 99.4%
Affiliated Managers Group, Inc.	7	1,160
AFLAC Incorporated	102	11,417
Allstate Corporation, The	53	10,010
Ally Financial Inc.	54	1,934
American Express Company	114	30,945
American Financial Group, Inc.	15	2,028
American International Group, Inc.	131	9,598
Ameriprise Financial, Inc.	20	9,380
Ameris Bancorp	12	779
AON Public Limited Company - Class A	44	15,136
Apollo Global Management, Inc.	80	10,019
Arch Capital Group Ltd. (a)	75	8,379
Ares Management Corporation - Class A	37	5,817
Arthur J. Gallagher & Co.	44	12,323
Artisan Partners Asset Management Inc. - Class A	14	613
Associated Banc-Corp	29	618
Assurant, Inc.	10	2,085
Assured Guaranty Ltd.	11	838
AXIS Capital Holdings Limited	15	1,232
Axos Financial, Inc. (a)	11	671
BancFirst Corporation	4	442
Bank of America Corporation	1,361	54,019
Bank of New York Mellon Corporation, The (b)	149	10,722
Bank OZK	22	929
Berkshire Hathaway Inc. - Class B (a)	364	167,324
BGC Group, Inc. - Class A	73	670
BlackRock, Inc.	30	28,461
Blackstone Inc. - Class A	146	22,315
Blue Owl Capital Inc. - Class A	101	1,954
BOK Financial Corporation	5	480
Brighthouse Financial, Inc. (a)	14	611
Brown & Brown, Inc.	49	5,072
Cadence Bank	36	1,137
Capital One Financial Corporation	77	11,469
Cathay General Bancorp	14	619
Charles Schwab Corporation, The	290	18,777
Chubb Limited	76	21,872
Cincinnati Financial Corporation	31	4,246
Citigroup Inc.	384	24,028
Citizens Financial Group, Inc.	91	3,752
CME Group Inc. - Class A	73	16,016
CNO Financial Group, Inc.	22	757
Cohen & Steers, Inc. (c)	5	489
Coinbase Global, Inc. - Class A (a)	40	7,122
Columbia Banking System, Inc.	41	1,083
Comerica Incorporated	27	1,604
Commerce Bancshares, Inc.	26	1,534
Corebridge Financial, Inc.	47	1,368
Credit Acceptance Corporation (a)	1	523
Cullen/Frost Bankers, Inc.	12	1,368
Discover Financial Services	50	7,037
East West Bancorp, Inc.	28	2,295
Enact Holdings, Inc.	6	211
Enstar Group Limited (a)	2	722
Equitable Holdings, Inc.	60	2,519
Erie Indemnity Company - Class A	5	2,793
Essent Group Ltd.	22	1,412
Evercore Inc. - Class A	7	1,862
Everest Group, Ltd.	9	3,417
F&G Annuities & Life, Inc.	4	200
F.N.B. Corporation	73	1,025
FactSet Research Systems Inc.	8	3,520
Federated Hermes, Inc. - Class B	16	606
Fidelity National Financial, Inc. - Class A	52	3,249
Fifth Third Bancorp	138	5,897
First American Financial Corporation	20	1,351
First Bancorp.	35	748
First Citizens BancShares, Inc. - Class A	3	4,647
First Financial Bankshares, Inc.	29	1,066
First Hawaiian, Inc.	25	576
First Horizon Corporation	112	1,735
First Interstate BancSystem, Inc. - Class A	18	562
FirstCash, Inc.	8	895
Franklin Resources, Inc.	58	1,159
Freedom Holding Corp. (a) (c)	3	321
Genworth Financial, Inc. - Class A (a)	90	614
Glacier Bancorp, Inc.	24	1,093
Globe Life Inc.	19	1,970
Goldman Sachs Group, Inc., The	65	32,324
Hamilton Lane Incorporated - Class A	8	1,345
Hancock Whitney Corporation	18	901
Hanover Insurance Group Inc, The	7	1,057
Hartford Financial Services Group, Inc. , The	60	7,017
Home BancShares, Inc.	39	1,044
Houlihan Lokey, Inc. - Class A	10	1,612
Huntington Bancshares Incorporated	288	4,241
Independence Holdings, LLC	23	1,072
Interactive Brokers Group, Inc. - Class A	21	2,969
Intercontinental Exchange, Inc.	115	18,544
International Bancshares Corporation	10	587
Invesco Ltd.	65	1,145
Jackson Financial Inc. - Class A (b)	14	1,277
Janus Henderson Group PLC	26	980
Jefferies Financial Group Inc.	32	1,983
JPMorgan Chase & Co.	574	120,997
KeyCorp	190	3,190
Kinsale Capital Group, Inc.	4	2,038
KKR & Co. Inc. - Class A	134	17,475
Lincoln National Corporation	33	1,039
Loews Corporation	38	2,984
LPL Financial Holdings Inc.	15	3,462
M&T Bank Corporation	34	5,987
Markel Group Inc. (a)	3	4,059
MarketAxess Holdings Inc.	8	1,958
Marsh & Mclennan Companies, Inc.	100	22,208
MasterCard Incorporated - Class A	165	81,703
Mercury General Corporation	5	333
MetLife, Inc.	120	9,906
MGIC Investment Corporation	53	1,359
Moelis & Company - Class A	14	966
Moody's Corporation	32	15,164
Morgan Stanley	252	26,305
Morningstar, Inc.	5	1,677
Mr. Cooper Group Inc. (a)	12	1,121
MSCI Inc. - Class A	16	9,347
Nasdaq, Inc.	78	5,730
Nelnet, Inc. - Class A	3	313
Northern Trust Corporation	41	3,735
Old National Bancorp	65	1,207
Old Republic International Corporation	50	1,778
PayPal Holdings, Inc. (a)	206	16,089
PennyMac Financial Services, Inc.	5	580
Pinnacle Financial Partners, Inc.	15	1,520
Piper Sandler Companies	3	910
Popular, Inc.	14	1,430
Primerica, Inc.	7	1,881
Principal Financial Group, Inc.	47	4,003
Prosperity Bancshares, Inc.	20	1,413
Prudential Financial, Inc.	73	8,854
Radian Group Inc.	31	1,060
Raymond James Financial, Inc.	38	4,694
Regions Financial Corporation	185	4,320
Reinsurance Group of America, Incorporated	13	2,916
RenaissanceRe Holdings Ltd	10	2,851
RLI Corp.	9	1,330
Robinhood Markets, Inc. - Class A (a)	104	2,425
Ryan Specialty Group Holdings, Inc. - Class A	20	1,339
S&P Global Inc.	63	32,636
SEI Investments Company	23	1,583
Selective Insurance Group, Inc.	12	1,130
ServisFirst Bancshares, Inc.	11	886
SLM Corporation	44	1,002
SoFi Technologies, Inc. (a) (c)	209	1,646
Southstate Corporation	15	1,464
State Street Corporation	61	5,395
Stifel Financial Corp.	20	1,872

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Synchrony Financial	82	4,069
Synovus Financial Corp.	30	1,320
T. Rowe Price Group, Inc.	45	4,904
Texas Capital Bancshares, Inc. (a)	10	682
TFS Financial Corporation	14	175
The Carlyle Group, Inc.	43	1,844
The PNC Financial Services Group, Inc.	80	14,829
The Progressive Corporation	118	29,941
The Western Union Company	68	809
Tradeweb Markets Inc. - Class A	23	2,871
Travelers Companies, Inc. , The	46	10,819
Truist Financial Corporation	268	11,482
U.S. Bancorp	314	14,337
UMB Financial Corporation	9	984
United Bankshares, Inc.	27	1,016
United Community Banks, Inc.	24	708
Unum Group	35	2,070
Valley National Bancorp	85	770
Victory Capital Holdings, Inc. - Class A	8	455
Visa Inc. - Class A	337	92,726
Voya Financial, Inc.	21	1,647
W. R. Berkley Corporation	63	3,558
Walker & Dunlop, Inc.	7	814
Webster Financial Corporation	35	1,616
Wells Fargo & Company	687	38,807
Western Alliance Bancorporation	22	1,903
White Mountains Insurance Group Ltd	—	857
Willis Towers Watson Public Limited Company	21	6,154
Wintrust Financial Corporation	13	1,423
Zions Bancorporation, National Association	30	1,405
Zurich American Corporation	12	760
		1,384,370
Information Technology 0.1%
Cleanspark Inc. (a) (c)	44	412
Mara Holdings, Inc. (a) (c)	54	878
Riot Platforms, Inc. (a) (c)	57	425
		1,715
Industrials 0.1%
Dun & Bradstreet Holdings, Inc.	55	628
Health Care 0.0%
CorVel Corporation (a)	2	617
Total Common Stocks (cost $1,011,591)		1,387,330
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 4.82% (b) (d)	6,047	6,047
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.92% (b) (d)	398	398
Total Short Term Investments (cost $6,445)		6,445
Total Investments 100.1% (cost $1,018,036)		1,393,775
Other Derivative Instruments 0.0%		24
Other Assets and Liabilities, Net (0.1)%		(1,064)
Total Net Assets 100.0%		1,392,735

(a) Non-income producing security.

(b) Investment in affiliate.

(c) All or a portion of the security was on loan as of September 30, 2024.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/Mellon Financial Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	8,884	336	1,575	210	294	2,783	10,722	0.8
Jackson Financial Inc. - Class A	803	106	226	31	104	490	1,277	0.1
JNL Government Money Market Fund, 4.92% - Class SL	777	14,470	14,849	16	—	—	398	—
JNL Government Money Market Fund, 4.82% - Class I	7,260	186,453	187,666	222	—	—	6,047	0.4
	17,724	201,365	204,316	479	398	3,273	18,444	1.3

JNL/Mellon Financial Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Financial Select Sector Index	52	December 2024	7,339	24	(5)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Financial Sector Fund
Assets - Securities
Common Stocks	1,387,330	—	—	1,387,330
Short Term Investments	6,445	—	—	6,445
	1,393,775	—	—	1,393,775

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Financial Sector Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(5)	—	—	(5)
	(5)	—	—	(5)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Healthcare Sector Fund
COMMON STOCKS 99.8%
Health Care 99.5%
10X Genomics, Inc. - Class A (a)	56	1,275
Abbott Laboratories	940	107,115
AbbVie Inc.	956	188,877
Acadia Healthcare Company, Inc. (a)	49	3,103
ACADIA Pharmaceuticals Inc. (a)	64	987
Agilent Technologies, Inc.	158	23,424
Align Technology, Inc. (a)	41	10,341
Alkermes Public Limited Company (a)	90	2,518
Alnylam Pharmaceuticals, Inc. (a)	68	18,666
Amedisys, Inc. (a)	18	1,694
Amgen Inc.	290	93,415
Amicus Therapeutics, Inc. (a)	146	1,560
Apellis Pharmaceuticals, Inc. (a)	46	1,323
Arrowhead Pharmaceuticals Inc (a)	64	1,244
Axonics, Inc. (a)	28	1,971
Axsome Therapeutics, Inc. (a)	21	1,869
Azenta, Inc. (a)	23	1,095
Baxter International Inc.	272	10,316
Becton, Dickinson and Company	157	37,939
Biogen Inc. (a)	78	15,207
Biohaven Ltd. (a)	43	2,137
BioMarin Pharmaceutical Inc. (a)	102	7,181
Bio-Rad Laboratories, Inc. - Class A (a)	11	3,821
Bio-Techne Corporation	85	6,820
Blueprint Medicines Corporation (a)	33	3,065
Boston Scientific Corporation (a)	793	66,439
Bridgebio Pharma, Inc. (a)	68	1,720
Bristol-Myers Squibb Company	1,102	57,032
Bruker Corporation	51	3,494
Canticle Pharmaceuticals, Inc. (a) (b)	9	1,890
Cardinal Health, Inc.	132	14,614
Catalent, Inc. (a)	97	5,902
Cencora, Inc.	92	20,807
Centene Corporation (a)	284	21,388
CG Oncology, Inc. (a) (b)	13	473
Charles River Laboratories International, Inc. (a)	28	5,501
Chemed Corporation	8	4,899
Crinetics Pharmaceuticals, Inc. (a)	37	1,870
CRISPR Therapeutics AG (a) (b)	44	2,066
CVS Health Corporation	680	42,742
Cytokinetics, Incorporated (a)	63	3,332
Danaher Corporation	349	96,916
DaVita Inc. (a)	27	4,453
Dentsply Sirona Inc.	111	3,001
DexCom, Inc. (a)	213	14,310
Doximity, Inc. - Class A (a)	66	2,887
Edwards Lifesciences Corporation (a)	327	21,594
Elanco Animal Health Incorporated (a)	267	3,924
Elevance Health, Inc.	126	65,341
Eli Lilly and Company	458	405,958
Encompass Health Corporation	54	5,246
Envista Holdings Corporation (a)	89	1,759
Evolent Health, Inc. - Class A (a)	64	1,810
Exact Sciences Corporation (a)	99	6,744
Exelixis, Inc. (a)	156	4,043
Fortrea Holdings Inc. (a)	40	800
GE HealthCare Technologies Inc.	213	19,956
Gilead Sciences, Inc.	675	56,593
Glaukos Corporation (a)	29	3,728
Globus Medical, Inc. - Class A (a)	61	4,388
Haemonetics Corporation (a)	27	2,165
Halozyme Therapeutics, Inc. (a)	68	3,917
HCA Healthcare, Inc.	101	41,040
HealthEquity, Inc. (a)	47	3,812
Henry Schein, Inc. (a)	69	5,029
Hologic, Inc. (a)	126	10,298
Humana Inc.	65	20,689
IDEAYA Biosciences, Inc. (a)	44	1,397
IDEXX Laboratories, Inc. (a)	45	22,619
Illumina, Inc. (a)	86	11,162
Immunitybio, Inc. (a) (b)	76	282
Immunovant, Inc. (a)	34	964
Incyte Corporation (a)	89	5,909
Insmed Incorporated (a)	88	6,438
Inspire Medical Systems, Inc. (a)	16	3,304
Insulet Corporation (a)	38	8,757
Integer Holdings Corporation (a)	18	2,302
Intra-Cellular Therapies, Inc. (a)	52	3,827
Intuitive Surgical, Inc. (a)	191	93,859
Ionis Pharmaceuticals, Inc. (a)	76	3,048
Iovance Biotherapeutics, Inc. (a)	123	1,157
IQVIA Holdings Inc (a)	99	23,410
Irhythm Technologies, Inc. (a)	17	1,271
Janux Therapeutics, Inc. (a)	9	402
Jazz Pharmaceuticals Public Limited Company (a)	34	3,830
Johnson & Johnson	1,304	211,339
Krystal Biotech, Inc. (a) (b)	13	2,432
Labcorp Holdings Inc.	46	10,300
Lantheus Holdings, Inc. (a)	37	4,022
LivaNova PLC (a)	29	1,527
Masimo Corporation (a)	24	3,145
McKesson Corporation	70	34,758
Medpace Holdings, Inc. (a)	14	4,556
Medtronic, Inc.	695	62,549
Merck & Co., Inc.	1,373	155,888
Merit Medical Systems, Inc. (a)	31	3,115
Mettler-Toledo International Inc. (a)	12	17,322
Moderna, Inc. (a)	182	12,172
Molina Healthcare, Inc. (a)	31	10,665
Natera, Inc. (a)	66	8,408
Neogen Corporation (a)	114	1,909
Neurocrine Biosciences, Inc. (a)	53	6,161
Nuvalent, Inc. - Class A (a)	16	1,681
Option Care Health, Inc. (a)	96	2,997
Organon & Co.	136	2,597
PACS Group, Inc. (a)	12	491
Penumbra, Inc. (a)	20	3,912
Perrigo Company Public Limited Company	75	1,975
Pfizer Inc.	3,070	88,844
Premier Healthcare Solutions, Inc. - Class A (b)	58	1,153
Prestige Consumer Healthcare Inc. (a)	27	1,938
Progyny, Inc. (a)	47	788
Quest Diagnostics Incorporated	60	9,322
Quidelortho Corporation (a)	26	1,196
R1 RCM Holdco Inc. (a)	89	1,258
RadNet, Inc. (a)	36	2,525
Regeneron Pharmaceuticals, Inc. (a)	57	60,170
Repligen Corporation (a)	28	4,161
ResMed Inc.	79	19,407
Revolution Medicines, Inc. (a)	74	3,373
Revvity, Inc.	67	8,538
Roivant Sciences Ltd. (a)	234	2,698
Royalty Pharma PLC - Class A	218	6,154
Sarepta Therapeutics, Inc. (a)	48	6,056
Select Medical Holdings Corporation	56	1,963
Sgry, LLC (a) (b)	39	1,255
Solventum Corporation (a)	75	5,202
Sotera Health LLC (a)	72	1,195
Springworks Therapeutics, Inc. (a)	31	993
Steris Public Limited Company	54	13,021
Stryker Corporation	195	70,406
Teleflex Incorporated	25	6,302
Tenet Healthcare Corporation (a)	53	8,755
The Cigna Group	151	52,299
The Cooper Companies, Inc. (a)	108	11,866
The Ensign Group, Inc.	31	4,442
Thermo Fisher Scientific Inc.	207	127,911
Ultragenyx Pharmaceutical Inc. (a)	46	2,551
United Therapeutics Corporation (a)	21	7,457
UnitedHealth Group Incorporated	498	291,227
Universal Health Services, Inc. - Class B	32	7,403
Vaxcyte, Inc. (a)	58	6,616
Veeva Systems Inc. - Class A (a)	80	16,798
Vertex Pharmaceuticals Incorporated (a)	139	64,857
Viatris Inc.	651	7,561
Viking Therapeutics, Inc. (a)	56	3,545

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Waters Corporation (a)	32	11,514
West Pharmaceutical Services, Inc.	40	11,862
Zimmer Biomet Holdings, Inc.	112	12,069
Zoetis Inc. - Class A	247	48,295
		3,384,338
Materials 0.2%
AptarGroup, Inc.	36	5,711
Consumer Staples 0.1%
Walgreens Boots Alliance, Inc.	394	3,530
Financials 0.0%
Oscar Health, Inc. - Class A (a)	94	2,003
Total Common Stocks (cost $1,863,560)		3,395,582
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.82% (c) (d)	6,753	6,753
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.92% (c) (d)	2,587	2,587
Total Short Term Investments (cost $9,340)		9,340
Total Investments 100.1% (cost $1,872,900)		3,404,922
Other Derivative Instruments 0.0%		52
Other Assets and Liabilities, Net (0.1)%		(2,753)
Total Net Assets 100.0%		3,402,221

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/Mellon Healthcare Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	—	305,407	298,654	308	—	—	6,753	0.2
JNL Government Money Market Fund, 4.92% - Class SL	740	42,203	40,356	39	—	—	2,587	0.1
	740	347,610	339,010	347	—	—	9,340	0.3

JNL/Mellon Healthcare Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Health Care Select Sector Index	57	December 2024	8,957	52	(3)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Healthcare Sector Fund
Assets - Securities
Common Stocks	3,395,582	—	—	3,395,582
Short Term Investments	9,340	—	—	9,340
	3,404,922	—	—	3,404,922
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(3)	—	—	(3)
	(3)	—	—	(3)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Industrials Sector Fund
COMMON STOCKS 99.6%
Industrials 97.4%
3M Company	30	4,072
A. O. Smith Corporation	7	592
AAON, Inc.	4	396
ABM Industries Incorporated	3	176
Acuity Brands, Inc.	2	455
Advanced Drainage Systems, Inc.	4	594
AECOM	7	760
AeroVironment, Inc. (a)	1	300
AGCO Corporation	3	330
Air Lease Corporation - Class A	6	255
Alaska Air Group, Inc. (a)	7	317
Allegion Public Limited Company	5	690
American Airlines Group Inc. (a) (b)	33	375
AMETEK, Inc.	12	2,133
API Group Corporation (a)	10	341
Applied Industrial Technologies, Inc.	2	470
Arcbest Corporation	1	136
Arcosa, Inc.	3	249
Armstrong World Industries, Inc.	2	309
Atkore Inc.	2	167
Automatic Data Processing, Inc.	22	6,084
Avis Budget Group, Inc. (b)	1	83
Axon Enterprise, Inc. (a)	4	1,538
Beacon Roofing Supply, Inc. (a)	3	294
Bloom Energy Corporation - Class A (a) (b)	11	114
Boeing Company, The (a)	33	5,028
Booz Allen Hamilton Holding Corporation - Class A	7	1,127
Brady Corporation - Class A	2	183
Brink's Company, The	2	273
Builders FirstSource, Inc. (a)	7	1,272
BWXT Government Group, Inc.	5	532
C.H. Robinson Worldwide, Inc.	6	687
Carlisle Companies Incorporated	3	1,126
Carrier Global Corporation	45	3,642
Casella Waste Systems, Inc. - Class A (a)	3	329
Caterpillar Inc.	26	10,315
CBIZ, Inc. (a)	3	170
Chart Industries, Inc. (a) (b)	2	287
Cintas Corporation	19	3,844
Clean Harbors, Inc. (a)	3	659
CNH Industrial N.V.	49	538
Comfort Systems USA, Inc.	2	750
Copart, Inc. (a)	47	2,467
Core & Main, Inc. - Class A (a)	10	430
Crane Company	3	412
CSW Industrials, Inc.	1	325
CSX Corporation	105	3,640
Cummins Inc.	7	2,373
Curtiss-Wright Corporation	2	681
Deere & Company	14	5,700
Delta Air Lines, Inc.	35	1,757
Donaldson Company, Inc.	6	475
Dover Corporation	7	1,420
Dycom Industries, Inc. (a)	2	307
Eaton Corporation Public Limited Company	22	7,137
EMCOR Group, Inc.	3	1,095
Emerson Electric Co.	31	3,359
EnerSys	2	220
Enpro Inc.	1	178
Equifax Inc.	7	1,952
ESAB Corporation	3	325
Expeditors International of Washington, Inc. - Class A	8	996
Exponent, Inc.	3	315
Fastenal Company	31	2,199
Federal Signal Corporation	3	303
FedEx Corporation	12	3,314
Ferguson Enterprises Inc.	11	2,178
Flowserve Corporation	7	361
Fluor Corporation (a)	9	432
Fortune Brands Innovations, Inc.	7	608
Franklin Electric Co., Inc.	2	224
FTAI Aviation Ltd.	5	704
FTI Consulting, Inc. (a)	2	431
Gates Industrial Corporation PLC (a)	10	176
GATX Corporation	2	250
Generac Holdings Inc. (a)	3	513
General Dynamics Corporation	13	4,021
General Electric Company	58	11,005
GMS Inc. (a)	2	182
Graco Inc.	9	799
Griffon Corporation	2	138
GXO Logistics Inc. (a)	6	338
Hayward Holdings, Inc. (a)	8	123
HEICO Corporation	2	592
HEICO Corporation - Class A	4	850
Herc Holdings Inc.	1	228
Hexcel Corporation	4	274
Hillenbrand, Inc.	4	103
Honeywell International Inc.	35	7,259
Howmet Aerospace Inc.	22	2,199
Hubbell Incorporated	3	1,237
Huntington Ingalls Industries, Inc.	2	560
ICF International, Inc.	1	165
IDEX Corporation	4	877
Illinois Tool Works Inc.	16	4,205
Ingersoll Rand Inc.	22	2,139
Insperity, Inc.	2	170
ITT Inc.	4	660
J.B. Hunt Transport Services, Inc.	4	767
Jacobs Solutions Inc.	7	893
Joby Aviation, Inc. - Class A (a) (b)	24	123
John Bean Technologies Corporation	2	174
Johnson Controls International Public Limited Company	36	2,796
Kadant Inc.	1	209
KBR, Inc.	7	468
Kirby Corporation (a)	3	385
Knight-Swift Transportation Holdings Inc. - Class A	8	435
Korn Ferry	3	202
L3Harris Technologies, Inc.	10	2,424
Landstar System, Inc.	2	367
Lennox International Inc.	2	1,040
Leonardo DRS, Inc. (a)	4	113
Lincoln Electric Holdings, Inc.	3	587
Loar Holdings Inc. (a) (b)	1	51
Lockheed Martin Corporation	11	6,665
ManpowerGroup Inc.	3	191
Masco Corporation	12	999
MasTec, Inc. (a)	3	407
Matson Intermodal - Paragon, Inc.	2	266
Maximus, Inc.	3	303
McGrath RentCorp	1	140
MDU Resources Group, Inc.	10	282
Middleby Corporation, The (a)	3	397
Mine Safety Appliances Company, LLC	2	350
MOOG Inc. - Class A	2	312
MSC Industrial Direct Co., Inc. - Class A	2	201
Mueller Industries, Inc.	6	439
Nordson Corporation	3	719
Norfolk Southern Corporation	12	3,030
Northrop Grumman Corporation	8	4,156
Nvent Electric Public Limited Company	9	626
Old Dominion Freight Line, Inc.	10	2,035
Oshkosh Corporation	4	352
Otis Worldwide Corporation	22	2,266
Owens Corning	5	828
PACCAR Inc	28	2,736
Parker-Hannifin Corporation	7	4,374
Paychex, Inc.	17	2,342
Pentair Public Limited Company	9	875
Quanta Services, Inc.	8	2,340
RBC Bearings Incorporated (a)	2	469
Regal Rexnord Corporation	4	588
Republic Services, Inc.	11	2,219
Resideo Technologies, Inc. (a)	8	159

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Robert Half Inc.	6	377
Rockwell Automation, Inc.	6	1,663
RTX Corporation	72	8,670
Ryder System, Inc.	2	338
Saia, Inc. (a)	1	628
SiteOne Landscape Supply, Inc. (a)	2	358
SkyWest, Inc. (a)	2	187
Snap-on Incorporated	3	826
Southwest Airlines Co.	32	954
Spirit AeroSystems Holdings, Inc. - Class A (a)	6	201
SPX Technologies, Inc. (a)	2	396
Stanley Black & Decker, Inc.	8	911
Stericycle, Inc. (a)	5	305
Sterling Infrastructure, Inc. (a)	2	243
Symbotic Inc. - Class A (a) (b)	1	35
Terex Corporation	4	187
Tetra Tech, Inc.	14	680
Textron Inc.	10	913
The AZEK Company Inc. - Class A (a)	8	375
The Timken Company	4	306
Toro Company, The	6	481
Trane Technologies Public Limited Company	12	4,726
TransDigm Group Incorporated	3	4,307
TransUnion	10	1,097
Trex Company, Inc. (a)	6	385
Trinet Group, Inc.	2	168
U-Haul Holding Company (a) (b)	—	35
U-Haul Holding Company - Series N	5	391
Union Pacific Corporation	33	8,095
United Airlines Holdings, Inc. (a)	18	1,008
United Parcel Service, Inc. - Class B	39	5,363
United Rentals, Inc.	4	2,902
Valmont Industries, Inc.	1	308
Veralto Corporation	13	1,426
Verisk Analytics, Inc.	8	2,063
Vertiv Holdings Co - Class A	19	1,938
Vm Consolidated, Inc. - Class A (a)	9	248
W.W. Grainger, Inc.	2	2,498
Waste Management, Inc.	20	4,112
Watsco, Inc.	2	915
Watts Water Technologies, Inc. - Class A	1	304
WESCO International, Inc.	2	397
Westinghouse Air Brake Technologies Corporation	9	1,721
Willscot Holdings Corporation - Class A (a) (b)	10	389
Woodward, Inc.	3	530
XPO, Inc. (a)	6	666
Xylem Inc.	13	1,754
Zurn Elkay Water Solutions Corporation	8	282
		256,535
Consumer Discretionary 0.8%
ADT, Inc.	17	120
Aramark	14	545
Pool Corporation	2	761
TopBuild Corp. (a)	2	691
Worthington Industries, Inc.	2	69
		2,186
Financials 0.5%
Global Payments Inc.	14	1,399
Materials 0.5%
ATI Inc. (a)	7	444
Carpenter Technology Corporation	3	418
Louisiana-Pacific Corporation (W VA)	4	377
		1,239
Information Technology 0.3%
Advanced Energy Industries, Inc.	2	210
Amazon Holdco Inc. (a)	7	217
Crane Nxt, Co.	3	170
Dolby Laboratories, Inc. - Class A	3	242
		839
Health Care 0.1%
Enovis Corporation (a)	3	120
Consumer Staples 0.0%
Seaboard Corporation	—	44
Total Common Stocks (cost $204,617)		262,362
SHORT TERM INVESTMENTS 1.1%
Investment Companies 1.0%
JNL Government Money Market Fund - Class I, 4.82% (c) (d)	2,480	2,480
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.92% (c) (d)	365	365
Total Short Term Investments (cost $2,845)		2,845
Total Investments 100.7% (cost $207,462)		265,207
Other Derivative Instruments 0.0%		7
Other Assets and Liabilities, Net (0.7)%		(1,823)
Total Net Assets 100.0%		263,391

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/Mellon Industrials Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	1,186	56,000	54,706	61	—	—	2,480	1.0
JNL Government Money Market Fund, 4.92% - Class SL	399	8,230	8,264	16	—	—	365	0.1
	1,585	64,230	62,970	77	—	—	2,845	1.1

JNL/Mellon Industrials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Industrial Select Sector Index	11	December 2024	1,485	7	31

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Industrials Sector Fund
Assets - Securities
Common Stocks	262,362	—	—	262,362
Short Term Investments	2,845	—	—	2,845
	265,207	—	—	265,207
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	31	—	—	31
	31	—	—	31

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Information Technology Sector Fund
COMMON STOCKS 99.7%
Information Technology 93.9%
Accenture Public Limited Company - Class A	239	84,581
ACI Worldwide, Inc. (a)	113	5,726
Adobe Inc. (a)	168	87,003
Advanced Micro Devices, Inc. (a)	613	100,510
Akamai Technologies, Inc. (a)	92	9,255
Alarm.Com Holdings, Inc. (a)	82	4,468
Allegro Microsystems Inc. (a)	195	4,541
Altair Engineering Inc. - Class A (a)	62	5,909
Amkor Technology, Inc.	153	4,695
Amphenol Corporation - Class A	488	31,788
Analog Devices, Inc.	197	45,277
ANSYS, Inc. (a)	43	13,753
AppFolio, Inc. - Class A (a)	25	5,784
Apple Inc.	5,236	1,220,041
Applied Materials, Inc.	320	64,721
AppLovin Corporation - Class A (a)	116	15,087
Arista Networks, Inc. (a)	104	39,908
Arrow Electronics, Inc. (a)	47	6,268
ASGN Incorporated (a)	55	5,153
Aspen Technology, Inc. (a)	26	6,134
Astera Labs, Inc. (a) (b)	95	4,973
Atlassian Corporation - Class A (a)	80	12,679
Aurora Innovations Inc. - Class A (a)	1,160	6,866
Autodesk, Inc. (a)	92	25,367
Avnet, Inc.	100	5,420
Axcelis Technologies, Inc. (a)	45	4,765
Badger Meter, Inc.	29	6,263
Belden Inc.	50	5,802
Bentley Systems, Incorporated - Class B	120	6,119
Bill Holdings, Inc. (a)	104	5,471
Blackbaud, Inc. (a)	60	5,065
Blackline, Inc. (a)	93	5,139
Box, Inc. - Class A (a)	167	5,467
Braze, Inc. - Class A (a)	104	3,372
Broadcom Inc.	1,687	291,002
C3.ai, Inc. - Class A (a) (b)	198	4,801
Cadence Design Systems, Inc. (a)	113	30,495
CCC Intelligent Solutions Holdings Inc. (a)	465	5,135
CDW Corp.	66	14,879
Ciena Corporation (a)	117	7,205
Cirrus Logic, Inc. (a)	45	5,631
Cisco Systems, Inc.	1,541	82,035
Cloudflare, Inc. - Class A (a)	155	12,505
Cognex Corporation	152	6,164
Cognizant Technology Solutions Corporation - Class A	230	17,764
Coherent Corp. (a)	102	9,086
CommVault Systems, Inc. (a)	40	6,146
Confluent, Inc. - Class A (a)	257	5,237
Corning Incorporated	370	16,717
Credo Technology Group Holding Ltd (a)	155	4,780
CrowdStrike Holdings, Inc. - Class A (a)	97	27,196
Datadog, Inc. - Class A (a)	140	16,144
Dell Technologies Inc. - Class C	128	15,197
Diodes Incorporated (a)	72	4,610
DocuSign, Inc. (a)	137	8,482
DoubleVerify Holdings, Inc. (a)	241	4,055
Dropbox, Inc. - Class A (a)	235	5,970
DXC Technology Company (a)	245	5,088
Dynatrace, Inc. (a)	173	9,276
Elastic N.V. (a)	80	6,111
Enphase Energy, Inc. (a)	78	8,863
Entegris, Inc.	86	9,727
EPAM Systems, Inc. (a)	39	7,728
F5, Inc. (a)	40	8,728
Fabrinet (a)	28	6,729
Fair Isaac Corporation (a)	11	21,596
First Solar, Inc. (a)	53	13,319
Five9, Inc. (a)	140	4,014
Flex Ltd. (a)	263	8,781
Formfactor, Inc. (a)	101	4,651
Fortinet, Inc. (a)	285	22,134
Freshworks, Inc. - Class A (a)	384	4,413
Gartner, Inc. (a)	35	17,978
Gen Digital Inc.	349	9,569
GitLab Inc. - Class A (a)	120	6,207
GoDaddy Inc. - Class A (a)	71	11,109
Guidewire Software, Inc. (a)	55	10,099
HashiCorp, Inc. - Class A (a)	167	5,655
Hewlett Packard Enterprise Company	654	13,387
HP, Inc.	466	16,708
HubSpot, Inc. (a)	26	13,758
Informatica Inc. - Class A (a)	196	4,949
Insight Enterprises, Inc. (a)	27	5,873
Instructure Holdings, Inc. (a)	174	4,089
Intel Corporation	1,720	40,353
International Business Machines Corporation	352	77,922
Intuit Inc.	108	66,939
IPG Photonics Corporation (a)	64	4,768
Itron, Inc. (a)	54	5,729
Jabil Inc.	75	9,013
JFROG Ltd (a)	161	4,679
Juniper Networks, Inc.	213	8,308
Keysight Technologies, Inc. (a)	88	13,906
KLA Corporation	54	41,508
Kulicke and Soffa Industries, Inc.	107	4,814
Kyndryl Holdings, Inc. (a)	238	5,477
Lam Research Corporation	52	42,431
Lattice Semiconductor Corporation (a)	128	6,816
Littelfuse, Inc.	23	6,011
Lumentum Holdings Inc. (a)	89	5,635
MACOM Technology Solutions Holdings, Inc. (a)	55	6,137
Manhattan Associates, Inc. (a)	36	10,250
Marvell Technology, Inc.	363	26,145
Microchip Technology Incorporated	239	19,172
Micron Technology, Inc.	442	45,859
Microsoft Corporation	2,717	1,169,211
MicroStrategy Incorporated - Class A (a) (b)	92	15,442
MKS Instruments, Inc.	51	5,544
MongoDB, Inc. - Class A (a)	39	10,437
Monolithic Power Systems, Inc.	21	19,357
Motorola Solutions, Inc.	69	30,963
nCino OpCo, Inc. (a)	157	4,944
NetApp, Inc.	107	13,190
Novanta Inc. (a)	33	5,958
Nutanix, Inc. - Class A (a)	147	8,728
NVIDIA Corporation	8,673	1,053,240
NXP Semiconductors N.V.	108	25,840
Okta, Inc. - Class A (a)	105	7,838
On Semiconductor Corporation (a)	208	15,073
Onto Innovation Inc. (a)	36	7,401
Oracle Corporation	609	103,730
Palantir Technologies Inc. - Class A (a)	844	31,388
Palo Alto Networks, Inc. (a)	128	43,899
Pegasystems Inc.	68	4,933
Plexus Corp. (a)	39	5,361
Power Integrations, Inc.	75	4,819
Procore Technologies, Inc. (a)	91	5,626
PTC Inc. (a)	63	11,446
Pure Storage, Inc. - Class A (a)	184	9,225
Q2 Holdings, Inc. (a)	71	5,675
Qorvo, Inc. (a)	67	6,928
Qualcomm Incorporated	428	72,785
Qualys, Inc. (a)	42	5,409
Rambus Inc. (a)	121	5,120
Rapid7, Inc. (a)	128	5,118
Roper Technologies, Inc.	45	25,194
Salesforce, Inc.	353	96,731
Samsara Inc. - Class A (a)	162	7,778
Sanmina Corporation (a)	74	5,043
Seagate Technology Holdings Public Limited Company	112	12,221
SentinelOne, Inc. - Class A (a)	256	6,119
ServiceNow, Inc. (a)	79	70,929
Silicon Laboratories Inc. (a)	45	5,173
Skyworks Solutions, Inc.	92	9,124

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Smartsheet Inc. - Class A (a)	126	6,965
Snowflake Inc. - Class A (a)	151	17,364
SolarEdge Technologies Ltd. (a) (b)	172	3,951
SPS Commerce, Inc. (a)	32	6,184
Squarespace, Inc. - Class A (a)	103	4,793
Super Micro Computer, Inc. (a) (b)	27	11,092
Synaptics Incorporated (a)	59	4,560
Synopsys, Inc. (a)	63	31,822
TD SYNNEX Corporation	49	5,908
Te Connectivity Public Limited Company	137	20,656
Teledyne Technologies Incorporated (a)	26	11,217
Tenable Holdings, Inc. (a)	139	5,643
Teradata Corporation (a)	165	5,018
Teradyne, Inc.	83	11,156
Texas Instruments Incorporated	350	72,284
Trimble Inc. (a)	154	9,573
Tyler Technologies, Inc. (a)	22	12,592
Uipath, Inc. - Class A (a)	449	5,748
Unity Software Inc. (a)	336	7,591
Universal Display Corporation	36	7,655
Varonis Systems, Inc. (a)	106	5,965
VeriSign, Inc. (a)	52	9,819
Vishay Intertechnology, Inc.	216	4,085
Vontier Corporation	159	5,355
Western Digital Corporation (a)	174	11,853
Wolfspeed, Inc. (a) (b)	420	4,072
Workday, Inc. - Class A (a)	91	22,299
Workiva Inc. - Class A (a)	65	5,178
Zebra Technologies Corporation - Class A (a)	29	10,870
Zoom Video Communications, Inc. - Class A (a)	141	9,830
Zscaler, Inc. (a)	52	8,864
		6,489,919
Industrials 2.9%
Alight, Inc. - Class A (a)	648	4,796
Broadridge Financial Solutions, Inc.	60	12,911
Caci International Inc. - Class A (a)	16	7,949
Clarivate PLC (a)	685	4,865
Concentrix Corporation	65	3,353
Dayforce, Inc. (a) (b)	122	7,449
ESCO Technologies Inc.	40	5,219
ExlService Holdings, Inc. (a)	161	6,139
Fortive Corporation	178	14,012
Genpact Limited	151	5,929
Leidos Holdings, Inc.	72	11,776
Lyft, Inc. - Class A (a)	443	5,647
Nextracker LLC - Class A (a)	137	5,151
Parsons Corporation (a)	56	5,805
Paycom Software, Inc.	41	6,878
Paycor HCM, Inc. (a)	293	4,163
Paylocity Holding Corporation (a)	39	6,423
Science Applications International Corporation	47	6,570
Sensata Technologies Holding PLC	158	5,669
SS&C Technologies Holdings, Inc.	128	9,467
Uber Technologies, Inc. (a)	783	58,874
		199,045
Financials 2.1%
Affirm Holdings, Inc. - Class A (a)	168	6,837
Block, Inc. - Class A (a)	261	17,497
Corpay Inc (a)	37	11,526
Euronet Worldwide, Inc. (a)	52	5,174
Fidelity National Information Services, Inc.	249	20,882
Fiserv, Inc. (a)	229	41,182
Flywire Corporation (a)	240	3,936
Jack Henry & Associates, Inc.	48	8,444
Marqeta, Inc. - Class A (a)	841	4,138
Remitly Global, Inc. (a)	325	4,348
Shift4 Payments, LLC - Class A (a) (b)	66	5,876
Toast, Inc. - Class A (a) (b)	298	8,440
Wex, Inc. (a)	35	7,272
		145,552
Communication Services 0.4%
Ibotta, Inc. - Class A (a) (b)	67	4,111
Trade Desk, Inc., The - Class A (a)	200	21,938
ZoomInfo Technologies Inc. - Class A (a)	475	4,905
		30,954
Consumer Discretionary 0.4%
Duolingo, Inc. - Class A (a)	31	8,692
Garmin Ltd.	76	13,424
Global Business Travel Group, Inc. - Class A (a) (b)	582	4,476
		26,592
Total Common Stocks (cost $3,688,648)		6,892,062
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 4.92% (c) (d)	28,057	28,057
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 4.82% (c) (d)	21,098	21,098
Total Short Term Investments (cost $49,155)		49,155
Total Investments 100.4% (cost $3,737,803)		6,941,217
Other Derivative Instruments 0.0%		61
Other Assets and Liabilities, Net (0.4)%		(26,389)
Total Net Assets 100.0%		6,914,889

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/Mellon Information Technology Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	9,038	596,929	584,869	937	—	—	21,098	0.3
JNL Government Money Market Fund, 4.92% - Class SL	4,283	201,660	177,886	224	—	—	28,057	0.4
	13,321	798,589	762,755	1,161	—	—	49,155	0.7

JNL/Mellon Information Technology Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Technology Select Sector Index	122	December 2024	27,470	61	584

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Information Technology Sector Fund
Assets - Securities
Common Stocks	6,892,062	—	—	6,892,062
Short Term Investments	49,155	—	—	49,155
	6,941,217	—	—	6,941,217
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	584	—	—	584
	584	—	—	584

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Materials Sector Fund
COMMON STOCKS 99.6%
Materials 96.2%
Air Products and Chemicals, Inc.	29	8,622
Albemarle Corporation	15	1,443
Alcoa Corporation	32	1,232
Alpha Metallurgical Resources, Inc.	1	338
Arcadium Lithium PLC (a)	140	399
Arch Resources, Inc. - Class A	2	318
Ashland Inc.	6	533
Avient Corporation	12	594
Axalta Coating Systems Ltd. (a)	27	971
Balchem Corporation	4	741
Cabot Corporation	7	799
Celanese Corporation - Class A	14	1,929
CF Industries Holdings, Inc.	24	2,032
Cleveland-Cliffs Inc. (a)	62	791
Commercial Metals Company	15	820
Corteva, Inc.	91	5,334
CRH Public Limited Company	90	8,297
Dow Inc.	91	4,988
DuPont de Nemours, Inc.	54	4,850
Eagle Materials Inc.	4	1,281
Eastman Chemical Company	15	1,723
Ecolab Inc.	33	8,453
Element Solutions Inc.	29	797
FMC Corporation	16	1,068
Freeport-McMoRan Inc.	187	9,328
H.B. Fuller Company	7	555
Hecla Mining Company	76	508
Huntsman Corporation	22	520
Innospec Inc.	3	367
International Flavors & Fragrances Inc.	33	3,491
Knife River Corporation (a)	7	589
Legacy Vulcan Corp.	17	4,332
Linde Public Limited Company	63	29,812
LyondellBasell Industries N.V. - Class A	34	3,231
Martin Marietta Materials, Inc.	8	4,331
Mosaic Company, The	42	1,118
MP Materials Corp. - Class A (a) (b)	12	220
NewMarket Corporation	1	518
Newmont Corporation	150	8,019
Nucor Corporation	31	4,683
Olin Corporation	16	748
PPG Industries, Inc.	31	4,070
Quaker Chemical Corporation	2	306
Reliance, Inc.	7	2,091
Royal Gold, Inc.	9	1,204
RPM International Inc.	17	2,031
Scotts Miracle-Gro Company, The	6	484
Sensient Technologies Corporation	6	442
Southern Copper Corporation	11	1,312
Steel Dynamics, Inc.	19	2,424
Summit Materials, Inc. - Class A (a)	15	601
The Chemours Company	19	394
The Sherwin-Williams Company	31	11,640
United States Steel Corporation	29	1,023
Warrior Met Coal, Inc.	7	433
Westlake Corporation	4	668
		159,846
Industrials 1.7%
Boise Cascade Company	5	724
Simpson Manufacturing Co., Inc.	6	1,061
UFP Industries, Inc.	8	1,052
		2,837
Health Care 1.4%
Avantor, Inc. (a)	88	2,280
Consumer Staples 0.3%
WD-40 Company	2	454
Total Common Stocks (cost $141,743)		165,417
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 4.82% (c) (d)	670	670
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.92% (c) (d)	221	221
Total Short Term Investments (cost $891)		891
Total Investments 100.1% (cost $142,634)		166,308
Other Derivative Instruments (0.0)%		(5)
Other Assets and Liabilities, Net (0.1)%		(185)
Total Net Assets 100.0%		166,118

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/Mellon Materials Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	447	45,398	45,175	24	—	—	670	0.4
JNL Government Money Market Fund, 4.92% - Class SL	59	15,130	14,968	11	—	—	221	0.1
	506	60,528	60,143	35	—	—	891	0.5

JNL/Mellon Materials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Materials Select Sector Index	8	December 2024	793	(5)	33

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Materials Sector Fund
Assets - Securities
Common Stocks	165,417	—	—	165,417
Short Term Investments	891	—	—	891
	166,308	—	—	166,308
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	33	—	—	33
	33	—	—	33

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Nasdaq 100 Index Fund
COMMON STOCKS 99.3%
Information Technology 49.9%
Adobe Inc. (a)	236	122,324
Advanced Micro Devices, Inc. (a)	860	141,059
Analog Devices, Inc.	264	60,749
ANSYS, Inc. (a)	47	14,850
Apple Inc.	3,136	730,786
Applied Materials, Inc.	440	88,980
Arm Holdings PLC - ADR (a) (b)	62	8,921
ASML Holding N.V. - ADR	50	41,812
Atlassian Corporation - Class A (a)	85	13,518
Autodesk, Inc. (a)	115	31,686
Broadcom Inc.	2,469	425,949
Cadence Design Systems, Inc. (a)	145	39,194
CDW Corp.	71	16,183
Cisco Systems, Inc.	2,143	114,043
Cognizant Technology Solutions Corporation - Class A	264	20,345
CrowdStrike Holdings, Inc. - Class A (a)	123	34,545
Datadog, Inc. - Class A (a)	165	18,970
Fortinet, Inc. (a)	406	31,511
Globalfoundries Inc. (a) (b)	296	11,900
Intel Corporation	2,264	53,119
Intuit Inc.	149	92,335
KLA Corporation	72	55,458
Lam Research Corporation	70	56,749
Marvell Technology, Inc.	462	33,306
Microchip Technology Incorporated	285	22,922
Micron Technology, Inc.	589	61,084
Microsoft Corporation	1,533	659,825
MongoDB, Inc. - Class A (a)	39	10,607
NVIDIA Corporation	5,063	614,907
NXP Semiconductors N.V.	136	32,560
On Semiconductor Corporation (a)	230	16,698
Palo Alto Networks, Inc. (a)	172	58,866
Qualcomm Incorporated	594	100,939
Roper Technologies, Inc.	57	31,593
Super Micro Computer, Inc. (a) (b)	31	12,948
Synopsys, Inc. (a)	81	41,236
Texas Instruments Incorporated	486	100,486
Workday, Inc. - Class A (a)	112	27,465
Zscaler, Inc. (a)	80	13,674
		4,064,102
Communication Services 15.7%
Alphabet Inc. - Class A	1,210	200,616
Alphabet Inc. - Class C	1,155	193,055
Comcast Corporation - Class A	2,058	85,972
Electronic Arts Inc.	141	20,290
Former Charter Communications Parent, Inc. - Class A (a)	77	24,827
Meta Platforms, Inc. - Class A	718	410,808
Netflix, Inc. (a)	229	162,558
Take-Two Interactive Software, Inc. (a)	94	14,425
T-Mobile US, Inc.	623	128,623
Trade Desk, Inc., The - Class A (a)	236	25,851
Warner Bros. Discovery, Inc. - Series A (a)	1,303	10,749
		1,277,774
Consumer Discretionary 13.3%
Airbnb, Inc. - Class A (a)	236	29,927
Amazon.com, Inc. (a)	2,165	403,457
Booking Holdings Inc.	18	75,679
DoorDash, Inc. - Class A (a)	203	28,971
Lululemon Athletica Inc. (a)	65	17,543
Marriott International, Inc. - Class A	152	37,707
MercadoLibre, Inc. (a)	27	55,331
O'Reilly Automotive, Inc. (a)	31	35,845
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (a)	355	47,810
Ross Stores, Inc.	179	26,910
Starbucks Corporation	602	58,734
Tesla Inc. (a)	998	260,995
		1,078,909
Consumer Staples 6.0%
Coca-Cola Europacific Partners PLC	243	19,102
Costco Wholesale Corporation	236	209,124
Dollar Tree, Inc. (a)	116	8,160
Keurig Dr Pepper Inc.	721	27,041
Kraft Heinz Company, The	649	22,790
Mondelez International, Inc. - Class A	713	52,560
Monster Beverage 1990 Corporation (a)	524	27,365
PepsiCo, Inc.	731	124,345
		490,487
Health Care 6.0%
Amgen Inc.	285	91,934
AstraZeneca PLC - ADR	310	24,151
Biogen Inc. (a)	78	15,086
DexCom, Inc. (a)	210	14,085
GE HealthCare Technologies Inc.	244	22,903
Gilead Sciences, Inc.	663	55,557
IDEXX Laboratories, Inc. (a)	44	22,072
Illumina, Inc. (a)	85	11,045
Intuitive Surgical, Inc. (a)	189	92,684
Moderna, Inc. (a)	203	13,538
Regeneron Pharmaceuticals, Inc. (a)	58	60,592
Vertex Pharmaceuticals Incorporated (a)	137	63,835
		487,482
Industrials 4.4%
Automatic Data Processing, Inc.	218	60,243
Cintas Corporation	216	44,427
Copart, Inc. (a)	512	26,820
CSX Corporation	1,040	35,909
Fastenal Company	306	21,858
Honeywell International Inc.	346	71,595
Old Dominion Freight Line, Inc.	115	22,922
PACCAR Inc	280	27,595
Paychex, Inc.	191	25,586
Verisk Analytics, Inc.	76	20,329
		357,284
Materials 1.5%
Linde Public Limited Company	255	121,705
Utilities 1.4%
American Electric Power Company, Inc.	281	28,836
Constellation Energy Group, Inc.	167	43,483
Exelon Corporation	530	21,484
XCEL Energy Inc.	297	19,395
		113,198
Financials 0.5%
PayPal Holdings, Inc. (a)	544	42,462
Energy 0.4%
Baker Hughes Company - Class A	529	19,127
Diamondback Energy, Inc.	94	16,289
		35,416
Real Estate 0.2%
CoStar Group, Inc. (a)	219	16,494
Total Common Stocks (cost $4,621,255)		8,085,313
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.7%
JNL Government Money Market Fund - Class I, 4.82% (c) (d)	53,670	53,670
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.92% (c) (d)	8,011	8,011
Total Short Term Investments (cost $61,681)		61,681
Total Investments 100.1% (cost $4,682,936)		8,146,994
Other Derivative Instruments 0.0%		110
Other Assets and Liabilities, Net (0.1)%		(5,903)
Total Net Assets 100.0%		8,141,201

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/Mellon Nasdaq 100 Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	58,403	655,269	660,002	2,063	—	—	53,670	0.7
JNL Government Money Market Fund, 4.92% - Class SL	28,965	113,481	134,435	599	—	—	8,011	0.1
	87,368	768,750	794,437	2,662	—	—	61,681	0.8

JNL/Mellon Nasdaq 100 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 Stock Index	150	December 2024	59,030	110	1,753

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Nasdaq 100 Index Fund
Assets - Securities
Common Stocks	8,085,313	—	—	8,085,313
Short Term Investments	61,681	—	—	61,681
	8,146,994	—	—	8,146,994
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,753	—	—	1,753
	1,753	—	—	1,753

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Real Estate Sector Fund
COMMON STOCKS 99.3%
Real Estate 97.1%
Agree Realty Corporation	13	1,004
Alexandria Real Estate Equities, Inc.	22	2,611
American Homes 4 Rent - Class A	45	1,745
American Tower Corporation	66	15,346
Americold Realty Trust, Inc.	37	1,043
Apple Hospitality REIT, Inc.	32	474
AvalonBay Communities, Inc.	20	4,510
Brixmor Property Group Inc.	42	1,181
Broadstone Net Lease, Inc.	24	462
BXP, Inc.	22	1,788
Camden Property Trust	15	1,860
Caretrust REIT, Inc.	20	610
CBRE Group, Inc. - Class A (a)	43	5,354
COPT Defense Properties	16	482
CoStar Group, Inc. (a)	58	4,348
Cousins Properties Incorporated	20	591
Crown Castle Inc.	61	7,268
Cubesmart, L.P.	32	1,705
Digital Realty Trust, Inc.	46	7,433
DigitalBridge Group, Inc. - Class A	22	316
EastGroup Properties, Inc.	7	1,267
EPR Properties	11	521
Equinix, Inc.	13	11,924
Equity Lifestyle Properties, Inc.	26	1,821
Equity Residential	49	3,618
Essential Properties Realty Trust, Inc.	25	846
Essex Property Trust, Inc.	9	2,682
Extra Space Storage Inc.	30	5,384
Federal Realty Investment Trust	12	1,354
First Industrial Realty Trust, Inc.	18	993
Gaming and Leisure Properties, Inc.	37	1,897
Healthcare Realty Trust Incorporated - Class A	54	975
Healthpeak OP, LLC	100	2,286
Host Hotels & Resorts, Inc.	99	1,740
Howard Hughes Holdings Inc. (a)	4	340
Independence Realty Trust, Inc.	32	650
Innovative Industrial Properties, Inc.	4	533
Invitation Homes Inc.	81	2,856
Iron Mountain Incorporated	41	4,911
Jones Lang LaSalle Incorporated (a)	7	1,808
Kilroy Realty Corporation	16	634
Kimco Realty OP, LLC	95	2,209
Kite Realty Naperville, LLC	31	823
Lamar Advertising Company - Class A	12	1,642
LXP Industrial Trust	41	414
Medical Properties Trust, Inc. (b)	85	494
Mid-America Apartment Communities, Inc.	17	2,619
National Health Investors, Inc. (b)	6	515
National Storage Affiliates Trust	10	470
NNN REIT, Inc.	26	1,249
Omega Healthcare Investors, Inc.	35	1,413
Park Hotels & Resorts Inc.	30	417
Phillips Edison & Company, Inc.	17	652
PotlatchDeltic Corporation	11	503
ProLogis Inc.	131	16,516
Public Storage Operating Company	22	8,151
Rayonier Inc.	19	613
Realty Income Corporation	123	7,816
Regency Centers Corporation	24	1,704
Rexford Industrial Realty, Inc.	29	1,448
Ryman Hospitality Properties, Inc.	8	884
Sabra Health Care REIT, Inc.	30	553
SBA Communications Corporation - Class A	15	3,672
Simon Property Group, Inc.	43	7,337
SITE Centers Corp.	7	407
SL Green Realty Corp. (b)	9	637
STAG Industrial, Inc.	26	1,003
Sun Communities, Inc.	18	2,371
Tanger Inc.	15	506
Terreno Realty Corporation	13	890
The Macerich Company	30	555
The St. Joe Company	5	315
UDR, Inc.	42	1,920
Ventas, Inc.	57	3,653
VICI Properties Inc.	146	4,878
Vornado Realty Trust	24	956
W.P. Carey Inc.	31	1,920
Welltower Inc.	86	11,040
Weyerhaeuser Company	103	3,485
		205,821
Financials 2.2%
AGNC Investment Corp. (b)	108	1,132
Annaly Capital Management, Inc.	71	1,422
Blackstone Mortgage Trust, Inc. - Class A	23	443
RITHM Capital Corp.	68	775
Starwood Property Trust, Inc.	45	910
		4,682
Total Common Stocks (cost $210,797)		210,503
SHORT TERM INVESTMENTS 0.9%
Securities Lending Collateral 0.5%
JNL Government Money Market Fund - Class SL, 4.92% (c) (d)	1,108	1,108
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 4.82% (c) (d)	844	844
Total Short Term Investments (cost $1,952)		1,952
Total Investments 100.2% (cost $212,749)		212,455
Other Derivative Instruments 0.0%		11
Other Assets and Liabilities, Net (0.2)%		(529)
Total Net Assets 100.0%		211,937

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/Mellon Real Estate Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	105	32,332	31,593	23	—	—	844	0.4
JNL Government Money Market Fund, 4.92% - Class SL	1,675	9,074	9,641	36	—	—	1,108	0.5
	1,780	41,406	41,234	59	—	—	1,952	0.9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/Mellon Real Estate Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Real Estate Select Sector Index	30	December 2024	1,664	11	(7)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Real Estate Sector Fund
Assets - Securities
Common Stocks	210,503	—	—	210,503
Short Term Investments	1,952	—	—	1,952
	212,455	—	—	212,455
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(7)	—	—	(7)
	(7)	—	—	(7)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 500 Index Fund
COMMON STOCKS 99.4%
Information Technology 31.5%
Accenture Public Limited Company - Class A	195	69,081
Adobe Inc. (a)	138	71,630
Advanced Micro Devices, Inc. (a) (b)	506	83,056
Akamai Technologies, Inc. (a) (b)	46	4,605
Amazon Holdco Inc. (a)	40	1,274
Amphenol Corporation - Class A	375	24,411
Analog Devices, Inc.	155	35,738
ANSYS, Inc. (a)	28	8,925
Apple Inc.	4,744	1,105,273
Applied Materials, Inc.	258	52,135
Arista Networks, Inc. (a) (b)	80	30,803
Autodesk, Inc. (a)	68	18,650
Broadcom Inc.	1,452	250,524
Cadence Design Systems, Inc. (a)	85	23,022
CDW Corp. (b)	42	9,405
Cisco Systems, Inc.	1,257	66,897
Cognizant Technology Solutions Corporation - Class A	156	12,071
Corning Incorporated	247	11,168
CrowdStrike Holdings, Inc. - Class A (a)	72	20,224
Dell Technologies Inc. - Class C (b)	88	10,402
Enphase Energy, Inc. (a) (b)	39	4,420
EPAM Systems, Inc. (a)	19	3,730
F5, Inc. (a)	19	4,285
Fair Isaac Corporation (a) (b)	8	15,060
First Solar, Inc. (a)	32	7,984
Fortinet, Inc. (a)	198	15,389
Gartner, Inc. (a)	24	12,300
Gen Digital Inc. (b)	165	4,526
GoDaddy Inc. - Class A (a)	45	7,079
Hewlett Packard Enterprise Company	397	8,124
HP, Inc. (b)	295	10,593
Intel Corporation	1,329	31,178
International Business Machines Corporation	287	63,402
Intuit Inc.	87	54,147
Jabil Inc.	33	3,956
Juniper Networks, Inc.	100	3,899
Keysight Technologies, Inc. (a)	56	8,884
KLA Corporation	42	32,784
Lam Research Corporation (b)	40	32,925
Microchip Technology Incorporated	170	13,635
Micron Technology, Inc.	347	36,027
Microsoft Corporation	2,319	997,906
Monolithic Power Systems, Inc.	15	14,194
Motorola Solutions, Inc. (b)	52	23,561
NetApp, Inc. (b)	64	7,920
NVIDIA Corporation	7,675	932,071
NXP Semiconductors N.V.	78	18,809
On Semiconductor Corporation (a)	136	9,839
Oracle Corporation	500	85,155
Palantir Technologies Inc. - Class A (a) (b)	608	22,629
Palo Alto Networks, Inc. (a)	101	34,594
PTC Inc. (a) (b)	37	6,765
Qorvo, Inc. (a)	32	3,289
Qualcomm Incorporated	349	59,388
Roper Technologies, Inc.	33	18,619
Salesforce, Inc.	302	82,613
Seagate Technology Holdings Public Limited Company	59	6,499
ServiceNow, Inc. (a)	64	57,671
Skyworks Solutions, Inc.	51	5,076
Super Micro Computer, Inc. (a) (b)	15	6,396
Synopsys, Inc. (a)	48	24,068
Te Connectivity Public Limited Company	97	14,698
Teledyne Technologies Incorporated (a)	14	6,109
Teradyne, Inc.	49	6,625
Texas Instruments Incorporated (b)	286	59,035
Trimble Inc. (a)	76	4,716
Tyler Technologies, Inc. (a)	14	7,944
VeriSign, Inc. (a)	26	4,973
Western Digital Corporation (a) (b)	100	6,856
Zebra Technologies Corporation - Class A (a)	16	5,881
		4,817,520
Financials 12.9%
AFLAC Incorporated	157	17,581
Allstate Corporation, The	83	15,775
American Express Company	175	47,521
American International Group, Inc.	199	14,553
Ameriprise Financial, Inc. (b)	31	14,569
AON Public Limited Company - Class A	67	23,076
Arch Capital Group Ltd. (a)	116	12,998
Arthur J. Gallagher & Co.	68	19,229
Assurant, Inc.	17	3,438
Bank of America Corporation	2,106	83,576
Bank of New York Mellon Corporation, The (c)	225	16,163
Berkshire Hathaway Inc. - Class B (a)	571	262,590
BlackRock, Inc.	44	41,480
Blackstone Inc. - Class A (b)	224	34,240
Brown & Brown, Inc.	72	7,471
Capital One Financial Corporation	121	18,126
CBOE Global Markets, Inc.	32	6,609
Charles Schwab Corporation, The	469	30,426
Chubb Limited	117	33,801
Cincinnati Financial Corporation	50	6,866
Citigroup Inc.	597	37,369
Citizens Financial Group, Inc.	139	5,711
CME Group Inc. - Class A	112	24,749
Corpay Inc (a)	22	6,765
Discover Financial Services	79	11,028
Erie Indemnity Company - Class A	7	3,661
Everest Group, Ltd.	14	5,471
FactSet Research Systems Inc.	12	5,606
Fidelity National Information Services, Inc.	173	14,482
Fifth Third Bancorp	211	9,024
Fiserv, Inc. (a)	180	32,270
Franklin Resources, Inc. (b)	91	1,829
Global Payments Inc.	80	8,156
Globe Life Inc.	29	3,022
Goldman Sachs Group, Inc., The	99	48,783
Hartford Financial Services Group, Inc. , The	86	10,116
Huntington Bancshares Incorporated (b)	443	6,517
Intercontinental Exchange, Inc.	180	28,842
Invesco Ltd. (b)	131	2,296
Jack Henry & Associates, Inc. (b)	23	4,076
JPMorgan Chase & Co.	888	187,177
KeyCorp	298	4,989
KKR & Co. Inc. - Class A	209	27,351
Loews Corporation	59	4,649
M&T Bank Corporation (b)	52	9,208
MarketAxess Holdings Inc.	13	3,254
Marsh & Mclennan Companies, Inc.	153	34,105
MasterCard Incorporated - Class A	258	127,251
MetLife, Inc.	186	15,321
Moody's Corporation	49	23,331
Morgan Stanley	389	40,503
MSCI Inc. - Class A	25	14,444
Nasdaq, Inc.	131	9,583
Northern Trust Corporation	57	5,165
PayPal Holdings, Inc. (a)	319	24,889
Principal Financial Group, Inc.	67	5,769
Prudential Financial, Inc.	114	13,759
Raymond James Financial, Inc. (b)	57	6,972
Regions Financial Corporation (b)	296	6,907
S&P Global Inc.	100	51,432
State Street Corporation	95	8,436
Synchrony Financial	126	6,273
T. Rowe Price Group, Inc. (b)	71	7,709
The PNC Financial Services Group, Inc.	125	23,064
The Progressive Corporation	183	46,358
Travelers Companies, Inc. , The	72	16,765
Truist Financial Corporation	421	18,003
U.S. Bancorp	492	22,505
Visa Inc. - Class A (b)	520	143,022
W. R. Berkley Corporation	94	5,318
Wells Fargo & Company	1,062	59,991

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Willis Towers Watson Public Limited Company	32	9,316
		1,962,680
Health Care 11.5%
Abbott Laboratories	545	62,130
AbbVie Inc.	551	108,830
Agilent Technologies, Inc.	92	13,599
Align Technology, Inc. (a)	22	5,691
Amgen Inc.	167	53,804
Baxter International Inc.	159	6,023
Becton, Dickinson and Company	91	21,924
Biogen Inc. (a)	47	9,047
Bio-Techne Corporation (b)	52	4,135
Boston Scientific Corporation (a)	463	38,757
Bristol-Myers Squibb Company (b)	638	33,035
Cardinal Health, Inc.	77	8,478
Catalent, Inc. (a)	58	3,507
Cencora, Inc. (b)	52	11,780
Centene Corporation (a)	161	12,144
Charles River Laboratories International, Inc. (a) (b)	17	3,295
CVS Health Corporation	391	24,576
Danaher Corporation	201	55,755
DaVita Inc. (a) (b)	15	2,432
DexCom, Inc. (a)	125	8,362
Edwards Lifesciences Corporation (a)	191	12,595
Elevance Health, Inc.	73	37,887
Eli Lilly and Company	246	218,048
GE HealthCare Technologies Inc.	127	11,942
Gilead Sciences, Inc.	390	32,697
HCA Healthcare, Inc.	58	23,562
Henry Schein, Inc. (a) (b)	41	3,012
Hologic, Inc. (a)	68	5,560
Humana Inc.	38	11,883
IDEXX Laboratories, Inc. (a) (b)	25	12,739
Incyte Corporation (a) (b)	50	3,333
Insulet Corporation (a) (b)	23	5,326
Intuitive Surgical, Inc. (a)	111	54,525
IQVIA Holdings Inc (a) (b)	54	12,804
Johnson & Johnson	751	121,716
Labcorp Holdings Inc.	26	5,714
McKesson Corporation	41	20,159
Medtronic, Inc.	400	36,027
Merck & Co., Inc.	790	89,709
Mettler-Toledo International Inc. (a)	7	9,992
Moderna, Inc. (a) (b)	102	6,844
Molina Healthcare, Inc. (a) (b)	18	6,154
Pfizer Inc.	1,779	51,474
Quest Diagnostics Incorporated	36	5,548
Regeneron Pharmaceuticals, Inc. (a)	33	34,937
ResMed Inc. (b)	46	11,328
Revvity, Inc. (b)	37	4,746
Solventum Corporation (a) (b)	45	3,139
Steris Public Limited Company	32	7,754
Stryker Corporation	106	38,345
Teleflex Incorporated	15	3,721
The Cigna Group	87	30,216
The Cooper Companies, Inc. (a)	63	6,989
Thermo Fisher Scientific Inc.	119	73,515
UnitedHealth Group Incorporated	288	168,321
Universal Health Services, Inc. - Class B	19	4,387
Vertex Pharmaceuticals Incorporated (a)	81	37,453
Viatris Inc.	356	4,133
Waters Corporation (a) (b)	18	6,518
West Pharmaceutical Services, Inc. (b)	23	6,780
Zimmer Biomet Holdings, Inc. (b)	63	6,836
Zoetis Inc. - Class A	141	27,480
		1,763,152
Consumer Discretionary 10.0%
Airbnb, Inc. - Class A (a)	132	16,761
Amazon.com, Inc. (a)	2,914	543,039
Aptiv PLC (a)	79	5,680
AutoZone, Inc. (a)	5	16,972
Best Buy Co., Inc.	62	6,396
Booking Holdings Inc.	10	44,055
BorgWarner Inc. (b)	76	2,752
Caesars Entertainment, Inc. (a) (b)	68	2,824
CarMax, Inc. (a) (b)	47	3,620
Carnival Corporation (a) (b)	325	6,003
Chipotle Mexican Grill, Inc. (a)	431	24,805
D.R. Horton, Inc.	90	17,124
Darden Restaurants, Inc. (b)	38	6,201
Deckers Outdoor Corporation (a) (b)	50	7,953
Domino's Pizza, Inc. (b)	11	4,682
eBay Inc.	148	9,643
Expedia Group, Inc. (a) (b)	41	6,020
Ford Motor Company	1,251	13,209
Garmin Ltd.	47	8,318
General Motors Company	355	15,906
Genuine Parts Company	42	5,920
Hasbro, Inc.	39	2,801
Hilton Worldwide Holdings Inc.	77	17,636
Home Depot, Inc. , The	309	125,362
Las Vegas Sands Corp. (b)	112	5,627
Lennar Corporation - Class A (b)	76	14,320
LKQ Corporation	84	3,335
Lowe`s Companies, Inc.	177	48,020
Lululemon Athletica Inc. (a) (b)	36	9,839
Marriott International, Inc. - Class A	72	17,910
McDonald's Corporation	224	68,152
MGM Resorts International (a) (b)	61	2,388
Mohawk Industries, Inc. (a)	16	2,643
NIKE, Inc. - Class B	373	32,983
Norwegian Cruise Line Holdings Ltd. (a)	126	2,590
NVR, Inc. (a) (b)	1	9,517
O'Reilly Automotive, Inc. (a)	18	21,072
Pool Corporation (b)	12	4,388
PulteGroup, Inc.	67	9,616
Ralph Lauren Corporation - Class A	12	2,397
Ross Stores, Inc.	101	15,203
Royal Caribbean Cruises Ltd. (b)	72	12,715
Starbucks Corporation (b)	354	34,540
Tapestry, Inc.	74	3,484
Tesla Inc. (a)	866	226,485
TJX Companies, Inc., The	348	40,937
Tractor Supply Company	34	9,983
Ulta Beauty, Inc. (a)	15	5,943
Wynn Resorts, Limited (b)	31	2,948
Yum! Brands, Inc. (b)	89	12,439
		1,533,156
Communication Services 8.8%
Alphabet Inc. - Class A	1,828	303,173
Alphabet Inc. - Class C	1,499	250,544
AT&T Inc.	2,239	49,258
Comcast Corporation - Class A	1,205	50,344
Electronic Arts Inc.	76	10,904
Former Charter Communications Parent, Inc. - Class A (a) (b)	31	10,119
Fox Corporation - Class A (b)	76	3,230
Fox Corporation - Class B	45	1,740
Live Nation Entertainment, Inc. (a) (b)	42	4,643
Match Group, Inc. (a)	78	2,957
Meta Platforms, Inc. - Class A	682	390,193
Netflix, Inc. (a)	134	94,971
News Corporation - Class A (b)	120	3,191
News Corporation - Class B (b)	38	1,053
Omnicom Group Inc.	60	6,202
Paramount Global - Class B	166	1,762
Take-Two Interactive Software, Inc. (a) (b)	51	7,850
The Interpublic Group of Companies, Inc. (b)	119	3,760
T-Mobile US, Inc.	153	31,551
Verizon Communications Inc.	1,321	59,336
Walt Disney Company, The	562	54,018
Warner Bros. Discovery, Inc. - Series A (a) (b)	708	5,842
		1,346,641
Industrials 8.5%
3M Company	173	23,586
A. O. Smith Corporation (b)	39	3,490
Allegion Public Limited Company	29	4,200
AMETEK, Inc.	73	12,533

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Automatic Data Processing, Inc.	126	34,969
Axon Enterprise, Inc. (a) (b)	22	8,752
Boeing Company, The (a)	181	27,575
Broadridge Financial Solutions, Inc.	35	7,582
Builders FirstSource, Inc. (a)	37	7,230
C.H. Robinson Worldwide, Inc.	35	3,842
Carrier Global Corporation (b)	262	21,062
Caterpillar Inc.	150	58,698
Cintas Corporation	108	22,322
Copart, Inc. (a)	279	14,609
CSX Corporation	599	20,671
Cummins Inc.	42	13,753
Dayforce, Inc. (a) (b)	52	3,166
Deere & Company	80	33,369
Delta Air Lines, Inc. (b)	207	10,499
Dover Corporation	44	8,436
Eaton Corporation Public Limited Company	125	41,433
Emerson Electric Co. (b)	181	19,762
Equifax Inc.	38	11,287
Expeditors International of Washington, Inc. - Class A	44	5,780
Fastenal Company (b)	179	12,817
FedEx Corporation	70	19,094
Fortive Corporation	108	8,501
GE Vernova Inc. (a)	86	21,814
Generac Holdings Inc. (a) (b)	20	3,242
General Dynamics Corporation	80	24,314
General Electric Company	338	63,797
Honeywell International Inc.	203	42,053
Howmet Aerospace Inc.	121	12,162
Hubbell Incorporated (b)	16	6,651
Huntington Ingalls Industries, Inc.	13	3,341
IDEX Corporation (b)	24	5,204
Illinois Tool Works Inc. (b)	85	22,332
Ingersoll Rand Inc. (b)	126	12,408
J.B. Hunt Transport Services, Inc.	27	4,627
Jacobs Solutions Inc.	39	5,169
Johnson Controls International Public Limited Company	211	16,342
L3Harris Technologies, Inc.	60	14,333
Leidos Holdings, Inc.	43	7,032
Lockheed Martin Corporation	66	38,532
Masco Corporation (b)	67	5,617
Nordson Corporation (b)	16	4,199
Norfolk Southern Corporation	70	17,438
Northrop Grumman Corporation	43	22,580
Old Dominion Freight Line, Inc.	56	11,055
Otis Worldwide Corporation (b)	128	13,335
PACCAR Inc	166	16,419
Parker-Hannifin Corporation	41	25,600
Paychex, Inc. (b)	100	13,415
Paycom Software, Inc. (b)	16	2,598
Pentair Public Limited Company	48	4,718
Quanta Services, Inc. (b)	46	13,773
Republic Services, Inc.	64	12,878
Rockwell Automation, Inc.	36	9,644
Rollins, Inc.	75	3,816
RTX Corporation	417	50,561
Snap-on Incorporated	16	4,597
Southwest Airlines Co. (b)	191	5,672
Stanley Black & Decker, Inc. (b)	50	5,495
Textron Inc.	59	5,202
Trane Technologies Public Limited Company	70	27,114
TransDigm Group Incorporated	18	25,083
Uber Technologies, Inc. (a)	654	49,165
Union Pacific Corporation	189	46,543
United Airlines Holdings, Inc. (a)	105	6,010
United Parcel Service, Inc. - Class B	228	31,115
United Rentals, Inc.	20	16,523
Veralto Corporation	73	8,180
Verisk Analytics, Inc.	46	12,232
W.W. Grainger, Inc.	14	14,266
Waste Management, Inc.	115	23,937
Westinghouse Air Brake Technologies Corporation	55	10,013
Xylem Inc.	75	10,128
		1,291,292
Consumer Staples 5.9%
Altria Group, Inc.	530	27,039
Archer-Daniels-Midland Company	149	8,876
Brown-Forman Corporation - Class B (b)	54	2,650
Bunge Limited	46	4,484
Campbell Soup Company (b)	64	3,123
Church & Dwight Co., Inc. (b)	77	8,017
Coca-Cola Company, The	1,208	86,781
Colgate-Palmolive Company	258	26,736
Conagra Brands, Inc.	156	5,086
Constellation Brands, Inc. - Class A	48	12,443
Costco Wholesale Corporation	138	122,683
Dollar General Corporation (b)	71	6,010
Dollar Tree, Inc. (a) (b)	65	4,596
General Mills, Inc.	176	13,001
Hormel Foods Corporation	94	2,965
Kellanova	85	6,827
Kenvue Inc. (b)	573	13,254
Keurig Dr Pepper Inc.	331	12,401
Kimberly-Clark Corporation	107	15,206
Kraft Heinz Company, The (b)	265	9,320
Kroger Co., The	199	11,379
Lamb Weston Holdings, Inc. (b)	45	2,890
McCormick & Company, Incorporated	79	6,522
Molson Coors Beverage Company - Class B (b)	58	3,356
Mondelez International, Inc. - Class A	420	30,949
Monster Beverage 1990 Corporation (a)	218	11,383
PepsiCo, Inc.	426	72,404
Philip Morris International Inc.	485	58,878
Procter & Gamble Company, The	734	127,208
Sysco Corporation (b)	154	12,055
Target Corporation	143	22,362
The Clorox Company (b)	38	6,162
The Estee Lauder Companies Inc. - Class A	72	7,154
The Hershey Company (b)	47	9,070
The J. M. Smucker Company	35	4,230
Tyson Foods, Inc. - Class A	88	5,262
Walgreens Boots Alliance, Inc. (b)	232	2,083
Walmart Inc.	1,351	109,129
		893,974
Energy 3.3%
Apa Corp. (b)	101	2,460
Baker Hughes Company - Class A	316	11,439
Chevron Corporation	531	78,153
ConocoPhillips	361	38,014
Coterra Energy Inc.	240	5,759
Devon Energy Corporation (b)	202	7,921
Diamondback Energy, Inc.	56	9,612
EOG Resources, Inc.	176	21,621
EQT Corporation (b)	168	6,163
Exxon Mobil Corporation	1,386	162,485
Halliburton Company	278	8,076
Hess Corporation	88	11,939
Kinder Morgan, Inc. (b)	609	13,455
Marathon Oil Corporation	181	4,812
Marathon Petroleum Corporation	104	17,011
Occidental Petroleum Corporation (b)	214	11,010
ONEOK, Inc.	182	16,629
Phillips 66	132	17,342
Schlumberger Limited (b)	444	18,636
Targa Resources Corp.	67	9,860
Valero Energy Corporation	97	13,073
Williams Companies, Inc., The	384	17,525
		502,995
Utilities 2.5%
Alliant Energy Corporation (b)	82	4,950
Ameren Corporation (b)	84	7,332
American Electric Power Company, Inc.	165	16,920
American Water Works Company, Inc.	61	8,877
Atmos Energy Corporation (b)	47	6,539
CenterPoint Energy, Inc. (b)	203	5,965
CMS Energy Corporation	94	6,640

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Consolidated Edison, Inc. (b)	108	11,229
Constellation Energy Group, Inc. (b)	99	25,662
Dominion Energy, Inc.	265	15,337
DTE Energy Company	67	8,608
Duke Energy Corporation	242	27,940
Edison International (b)	119	10,387
Entergy Corporation (b)	65	8,508
Evergy, Inc.	74	4,571
Eversource Energy	111	7,541
Exelon Corporation	307	12,448
FirstEnergy Corp.	159	7,058
NextEra Energy, Inc. (b)	641	54,185
NiSource Inc.	130	4,504
NRG Energy, Inc. (b)	67	6,085
PG&E Corporation (b)	666	13,164
Pinnacle West Capital Corporation (b)	38	3,348
PPL Corporation (b)	230	7,616
Public Service Enterprise Group Incorporated (b)	156	13,943
Sempra	199	16,652
The AES Corporation (b)	216	4,328
The Southern Company	343	30,891
Vistra Corp. (b)	99	11,761
WEC Energy Group Inc. (b)	96	9,232
XCEL Energy Inc.	175	11,409
		383,630
Real Estate 2.3%
Alexandria Real Estate Equities, Inc. (b)	49	5,798
American Tower Corporation	145	33,683
AvalonBay Communities, Inc. (b)	46	10,275
BXP, Inc. (b)	47	3,796
Camden Property Trust (b)	34	4,251
CBRE Group, Inc. - Class A (a)	94	11,680
CoStar Group, Inc. (a) (b)	133	10,006
Crown Castle Inc.	136	16,180
Digital Realty Trust, Inc. (b)	95	15,438
Equinix, Inc. (b)	30	26,600
Equity Residential	110	8,156
Essex Property Trust, Inc.	20	5,851
Extra Space Storage Inc. (b)	65	11,797
Federal Realty Investment Trust (b)	26	2,979
Healthpeak OP, LLC	179	4,102
Host Hotels & Resorts, Inc. (b)	235	4,136
Invitation Homes Inc. (b)	174	6,125
Iron Mountain Incorporated (b)	92	10,924
Kimco Realty OP, LLC	200	4,636
Mid-America Apartment Communities, Inc. (b)	36	5,758
ProLogis Inc.	287	36,301
Public Storage Operating Company (b)	48	17,609
Realty Income Corporation (b)	259	16,423
Regency Centers Corporation	47	3,371
SBA Communications Corporation - Class A	34	8,062
Simon Property Group, Inc.	96	16,162
UDR, Inc.	92	4,155
Ventas, Inc.	132	8,495
VICI Properties Inc.	331	11,015
Welltower Inc.	181	23,116
Weyerhaeuser Company	235	7,972
		354,852
Materials 2.2%
Air Products and Chemicals, Inc.	68	20,315
Albemarle Corporation (b)	38	3,644
Amcor Pty Ltd (b)	445	5,037
Avery Dennison Corporation (b)	26	5,720
Ball Corporation (b)	95	6,463
Celanese Corporation - Class A (b)	32	4,293
CF Industries Holdings, Inc.	59	5,024
Corteva, Inc.	217	12,786
Dow Inc.	221	12,058
DuPont de Nemours, Inc.	130	11,589
Eastman Chemical Company (b)	37	4,157
Ecolab Inc.	78	19,898
FMC Corporation (b)	41	2,719
Freeport-McMoRan Inc.	443	22,091
International Flavors & Fragrances Inc.	80	8,380
International Paper Company (b)	107	5,227
Legacy Vulcan Corp.	41	10,296
Linde Public Limited Company	149	71,274
LyondellBasell Industries N.V. - Class A	83	7,951
Martin Marietta Materials, Inc. (b)	19	10,374
Mosaic Company, The	110	2,933
Newmont Corporation	362	19,346
Nucor Corporation (b)	76	11,492
Packaging Corporation of America	27	5,716
PPG Industries, Inc.	74	9,823
Smurfit Westrock Public Limited Company	150	7,388
Steel Dynamics, Inc.	47	5,966
The Sherwin-Williams Company	72	27,460
		339,420
Total Common Stocks (cost $6,312,828)		15,189,312
SHORT TERM INVESTMENTS 5.2%
Securities Lending Collateral 4.7%
JNL Government Money Market Fund - Class SL, 4.92% (c) (d)	18,807	18,807
Repurchase Agreement with BNS, 5.18% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $444,763) acquired on 9/30/2024, due 1/3/2025 at $405,468	400,000	400,000
Repurchase Agreement with CIT, 5.28% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $306,001) acquired on 9/30/2024, due 12/31/2024 at $304,048	300,000	300,000
		718,807
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 4.82% (c) (d)	84,503	84,503
Total Short Term Investments (cost $803,310)		803,310
Total Investments 104.6% (cost $7,116,138)		15,992,622
Other Derivative Instruments 0.0%		368
Other Assets and Liabilities, Net (4.6)%		(710,802)
Total Net Assets 100.0%		15,282,188

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/Mellon S&P 500 Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	12,494	—	1,030	314	563	4,136	16,163	0.1
JNL Government Money Market Fund, 4.82% - Class I	32,754	716,170	664,421	2,998	—	—	84,503	0.6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/Mellon S&P 500 Index Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.92% - Class SL	121,837	3,483,447	3,586,477	3,667	—	—	18,807	0.1
	167,085	4,199,617	4,251,928	6,979	563	4,136	119,473	0.8

JNL/Mellon S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	334	December 2024	95,045	368	2,053

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon S&P 500 Index Fund
Assets - Securities
Common Stocks	15,189,312	—	—	15,189,312
Short Term Investments	803,310	—	—	803,310
	15,992,622	—	—	15,992,622
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2,053	—	—	2,053
	2,053	—	—	2,053

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon U.S. Stock Market Index Fund
COMMON STOCKS 99.7%
Information Technology 29.5%
Accenture Public Limited Company - Class A	61	21,481
ACI Worldwide, Inc. (a)	9	441
Adobe Inc. (a)	43	22,339
Advanced Energy Industries, Inc.	4	383
Advanced Micro Devices, Inc. (a)	157	25,834
Akamai Technologies, Inc. (a)	15	1,521
Alarm.Com Holdings, Inc. (a)	5	277
Allegro Microsystems Inc. (a)	14	316
Altair Engineering Inc. - Class A (a)	5	498
Amazon Holdco Inc. (a)	12	399
Amkor Technology, Inc.	12	377
Amphenol Corporation - Class A	117	7,643
Analog Devices, Inc.	48	11,087
ANSYS, Inc. (a)	8	2,631
AppFolio, Inc. - Class A (a)	2	453
Apple Inc.	1,395	325,142
Applied Materials, Inc.	80	16,250
AppLovin Corporation - Class A (a)	20	2,606
Arista Networks, Inc. (a)	25	9,567
Arrow Electronics, Inc. (a)	6	776
ASGN Incorporated (a)	5	445
Aspen Technology, Inc. (a)	2	578
Astera Labs, Inc. (a) (b)	1	53
Atlassian Corporation - Class A (a)	16	2,466
Aurora Innovations Inc. - Class A (a)	104	618
Autodesk, Inc. (a)	21	5,719
Avnet, Inc.	8	433
Axcelis Technologies, Inc. (a)	3	295
Badger Meter, Inc.	3	662
Belden Inc.	3	409
Bentley Systems, Incorporated - Class B	13	649
Bill Holdings, Inc. (a)	11	602
Blackbaud, Inc. (a)	5	424
Blackline, Inc. (a)	5	274
Box, Inc. - Class A (a)	16	524
Braze, Inc. - Class A (a)	6	184
Broadcom Inc.	443	76,439
C3.ai, Inc. - Class A (a)	11	254
Cadence Design Systems, Inc. (a)	26	7,176
CCC Intelligent Solutions Holdings Inc. (a)	20	225
CDW Corp.	13	2,987
Ciena Corporation (a)	13	796
Cirrus Logic, Inc. (a)	5	600
Cisco Systems, Inc.	394	20,950
Cleanspark Inc. (a) (b)	23	213
Cloudflare, Inc. - Class A (a)	29	2,372
Cognex Corporation	17	696
Cognizant Technology Solutions Corporation - Class A	49	3,760
Coherent Corp. (a)	16	1,378
CommVault Systems, Inc. (a)	4	594
Confluent, Inc. - Class A (a)	22	453
Corning Incorporated	76	3,451
Crane Nxt, Co.	7	382
Credo Technology Group Holding Ltd (a)	14	423
CrowdStrike Holdings, Inc. - Class A (a)	23	6,309
Datadog, Inc. - Class A (a)	28	3,240
Dell Technologies Inc. - Class C	26	3,029
Diodes Incorporated (a)	5	335
DocuSign, Inc. (a)	20	1,244
Dolby Laboratories, Inc. - Class A	6	449
DoubleVerify Holdings, Inc. (a)	15	256
Dropbox, Inc. - Class A (a)	27	676
DXC Technology Company (a)	14	299
Dynatrace, Inc. (a)	27	1,450
Elastic N.V. (a)	8	626
Enphase Energy, Inc. (a)	12	1,411
Entegris, Inc.	15	1,670
EPAM Systems, Inc. (a)	5	1,046
F5, Inc. (a)	5	1,190
Fabrinet (a)	3	749
Fair Isaac Corporation (a)	2	4,598
First Solar, Inc. (a)	10	2,564
Five9, Inc. (a)	8	215
Flex Ltd. (a)	39	1,287
Formfactor, Inc. (a)	7	322
Fortinet, Inc. (a)	63	4,861
Freshworks, Inc. - Class A (a)	18	205
Gartner, Inc. (a)	8	3,809
Gen Digital Inc.	55	1,498
GitLab Inc. - Class A (a)	12	634
GoDaddy Inc. - Class A (a)	14	2,117
Guidewire Software, Inc. (a)	9	1,556
HashiCorp, Inc. - Class A (a)	14	458
Hewlett Packard Enterprise Company	129	2,647
HP, Inc.	95	3,415
HubSpot, Inc. (a)	5	2,665
Informatica Inc. - Class A (a)	14	350
Insight Enterprises, Inc. (a)	3	652
Intel Corporation	412	9,654
International Business Machines Corporation	89	19,752
Intuit Inc.	27	16,937
IPG Photonics Corporation (a)	3	248
Itron, Inc. (a)	4	441
Jabil Inc.	11	1,349
JFROG Ltd (a)	8	233
Juniper Networks, Inc.	33	1,303
Keysight Technologies, Inc. (a)	17	2,727
KLA Corporation	13	10,139
Kulicke and Soffa Industries, Inc.	6	269
Kyndryl Holdings, Inc. (a)	24	557
Lam Research Corporation	13	10,412
Lattice Semiconductor Corporation (a)	14	759
Littelfuse, Inc.	3	671
Lumentum Holdings Inc. (a)	7	473
MACOM Technology Solutions Holdings, Inc. (a)	6	674
Manhattan Associates, Inc. (a)	6	1,651
Mara Holdings, Inc. (a)	27	440
Marvell Technology, Inc.	84	6,035
Microchip Technology Incorporated	51	4,075
Micron Technology, Inc.	107	11,079
Microsoft Corporation	723	311,053
MicroStrategy Incorporated - Class A (a) (b)	16	2,738
MKS Instruments, Inc.	6	652
MongoDB, Inc. - Class A (a)	7	1,979
Monolithic Power Systems, Inc.	4	4,115
Motorola Solutions, Inc.	16	7,288
nCino OpCo, Inc. (a)	7	224
NetApp, Inc.	20	2,480
Novanta Inc. (a)	4	683
Nutanix, Inc. - Class A (a)	23	1,376
NVIDIA Corporation	2,310	280,583
NXP Semiconductors N.V.	25	6,012
Okta, Inc. - Class A (a)	15	1,129
On Semiconductor Corporation (a)	41	2,988
Onto Innovation Inc. (a)	5	970
Oracle Corporation	156	26,533
Palantir Technologies Inc. - Class A (a)	197	7,326
Palo Alto Networks, Inc. (a)	31	10,762
Pegasystems Inc.	4	261
Plexus Corp. (a)	2	319
Power Integrations, Inc.	5	321
Procore Technologies, Inc. (a)	10	610
PTC Inc. (a)	12	2,110
Pure Storage, Inc. - Class A (a)	30	1,500
Q2 Holdings, Inc. (a)	6	487
Qorvo, Inc. (a)	10	988
Qualcomm Incorporated	109	18,533
Qualys, Inc. (a)	4	460
Rambus Inc. (a)	8	330
Rapid7, Inc. (a)	8	307
Riot Platforms, Inc. (a) (b)	29	211
Roper Technologies, Inc.	10	5,736
Salesforce, Inc.	91	24,790
Samsara Inc. - Class A (a)	21	1,011
Sanmina Corporation (a)	5	372

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Seagate Technology Holdings Public Limited Company	20	2,161
SentinelOne, Inc. - Class A (a)	29	684
ServiceNow, Inc. (a)	20	17,873
Silicon Laboratories Inc. (a)	4	437
Skyworks Solutions, Inc.	16	1,572
Smartsheet Inc. - Class A (a)	15	823
Snowflake Inc. - Class A (a)	31	3,575
SolarEdge Technologies Ltd. (a) (b)	6	146
SPS Commerce, Inc. (a)	3	626
Squarespace, Inc. - Class A (a)	7	321
Super Micro Computer, Inc. (a) (b)	5	2,072
Synaptics Incorporated (a)	4	344
Synopsys, Inc. (a)	15	7,482
TD SYNNEX Corporation	4	429
Te Connectivity Public Limited Company	30	4,531
Teledyne Technologies Incorporated (a)	5	1,987
Tenable Holdings, Inc. (a)	11	443
Teradata Corporation (a)	10	315
Teradyne, Inc.	15	1,946
Texas Instruments Incorporated	88	18,265
Trimble Inc. (a)	23	1,441
Twilio Inc. - Class A (a)	16	1,023
Tyler Technologies, Inc. (a)	4	2,427
Uipath, Inc. - Class A (a)	42	537
Unity Software Inc. (a) (b)	32	734
Universal Display Corporation	4	929
Varonis Systems, Inc. (a)	10	579
VeriSign, Inc. (a)	8	1,566
Vishay Intertechnology, Inc.	12	231
Vontier Corporation	14	469
Western Digital Corporation (a)	32	2,173
Wolfspeed, Inc. (a) (b)	13	130
Workday, Inc. - Class A (a)	20	5,003
Workiva Inc. - Class A (a)	6	435
Zebra Technologies Corporation - Class A (a)	5	1,821
Zoom Video Communications, Inc. - Class A (a)	24	1,645
Zscaler, Inc. (a)	9	1,565
		1,561,192
Financials 13.2%
Affiliated Managers Group, Inc.	3	513
Affirm Holdings, Inc. - Class A (a)	24	970
AFLAC Incorporated	49	5,531
AGNC Investment Corp. (b)	70	737
Allstate Corporation, The	26	4,859
Ally Financial Inc.	28	1,010
American Express Company	55	14,987
American Financial Group, Inc.	8	1,035
American International Group, Inc.	65	4,758
Ameriprise Financial, Inc.	10	4,489
Ameris Bancorp	6	371
Annaly Capital Management, Inc.	49	986
AON Public Limited Company - Class A	21	7,279
Apollo Global Management, Inc.	39	4,887
Arch Capital Group Ltd. (a)	36	3,990
Ares Management Corporation - Class A	18	2,737
Arthur J. Gallagher & Co.	21	5,969
Artisan Partners Asset Management Inc. - Class A	7	283
Associated Banc-Corp	16	347
Assurant, Inc.	5	1,049
Assured Guaranty Ltd.	6	465
AXIS Capital Holdings Limited	8	651
Axos Financial, Inc. (a)	6	363
BancFirst Corporation	1	133
Bank of America Corporation	660	26,179
Bank of New York Mellon Corporation, The (c)	73	5,257
Bank OZK	8	326
Berkshire Hathaway Inc. - Class B (a)	175	80,609
BGC Group, Inc. - Class A	34	314
BlackRock, Inc.	15	13,766
Blackstone Inc. - Class A	70	10,760
Blackstone Mortgage Trust, Inc. - Class A (b)	13	239
Block, Inc. - Class A (a)	55	3,690
Blue Owl Capital Inc. - Class A	49	957
BOK Financial Corporation	2	213
Brighthouse Financial, Inc. (a)	6	277
Brown & Brown, Inc.	24	2,520
Cadence Bank	18	580
Capital One Financial Corporation	37	5,531
Cathay General Bancorp	8	352
Charles Schwab Corporation, The	140	9,068
Chubb Limited	37	10,703
Cincinnati Financial Corporation	15	2,105
Citigroup Inc.	186	11,627
Citizens Financial Group, Inc.	46	1,895
CME Group Inc. - Class A	35	7,645
CNO Financial Group, Inc.	12	420
Cohen & Steers, Inc.	1	88
Coinbase Global, Inc. - Class A (a)	18	3,293
Columbia Banking System, Inc.	23	593
Comerica Incorporated	13	782
Commerce Bancshares, Inc.	14	802
Corebridge Financial, Inc.	23	674
Corpay Inc (a)	7	2,163
Credit Acceptance Corporation (a)	1	250
Cullen/Frost Bankers, Inc.	6	644
Discover Financial Services	24	3,345
East West Bancorp, Inc.	13	1,079
Enstar Group Limited (a)	1	249
Equitable Holdings, Inc.	31	1,284
Erie Indemnity Company - Class A	2	1,271
Essent Group Ltd.	11	691
Euronet Worldwide, Inc. (a)	5	476
Evercore Inc. - Class A	4	958
Everest Group, Ltd.	4	1,596
F.N.B. Corporation	33	466
FactSet Research Systems Inc.	4	1,652
Federated Hermes, Inc. - Class B	7	252
Fidelity National Financial, Inc. - Class A	24	1,496
Fidelity National Information Services, Inc.	55	4,646
Fifth Third Bancorp	67	2,888
First American Financial Corporation	11	746
First Bancorp.	11	233
First Citizens BancShares, Inc. - Class A	1	2,159
First Financial Bankshares, Inc.	11	412
First Hawaiian, Inc. (b)	10	241
First Horizon Corporation	55	856
First Interstate BancSystem, Inc. - Class A	8	257
FirstCash, Inc.	5	525
Fiserv, Inc. (a)	57	10,154
Flywire Corporation (a)	9	151
Franklin Resources, Inc.	26	527
Freedom Holding Corp. (a) (b)	1	96
Genworth Financial, Inc. - Class A (a)	46	312
Glacier Bancorp, Inc.	10	444
Global Payments Inc.	24	2,468
Globe Life Inc.	8	894
Goldman Sachs Group, Inc., The	32	15,607
Hamilton Lane Incorporated - Class A	4	630
Hancock Whitney Corporation	8	418
Hanover Insurance Group Inc, The	4	527
Hartford Financial Services Group, Inc. , The	28	3,280
Home BancShares, Inc.	20	547
Houlihan Lokey, Inc. - Class A	5	771
Huntington Bancshares Incorporated	138	2,024
Independence Holdings, LLC	10	465
Interactive Brokers Group, Inc. - Class A	10	1,423
Intercontinental Exchange, Inc.	55	8,887
International Bancshares Corporation	5	278
Invesco Ltd.	25	446
Jack Henry & Associates, Inc.	7	1,231
Jackson Financial Inc. - Class A (c)	6	540
Janus Henderson Group PLC	11	418
Jefferies Financial Group Inc.	15	932
JPMorgan Chase & Co.	278	58,558
KeyCorp	94	1,572
Kinsale Capital Group, Inc.	2	952
KKR & Co. Inc. - Class A	64	8,360
Lincoln National Corporation	18	568
Loews Corporation	17	1,367

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
LPL Financial Holdings Inc.	7	1,631
M&T Bank Corporation	16	2,846
Markel Group Inc. (a)	1	1,992
MarketAxess Holdings Inc.	4	910
Marqeta, Inc. - Class A (a)	51	249
Marsh & Mclennan Companies, Inc.	48	10,706
MasterCard Incorporated - Class A	80	39,608
Mercury General Corporation	3	163
MetLife, Inc.	58	4,804
MGIC Investment Corporation	23	578
Moelis & Company - Class A	7	463
Moody's Corporation	16	7,381
Morgan Stanley	121	12,643
Morningstar, Inc.	3	822
Mr. Cooper Group Inc. (a)	6	558
MSCI Inc. - Class A	8	4,563
Nasdaq, Inc.	39	2,817
Nelnet, Inc. - Class A	2	229
Northern Trust Corporation	19	1,733
Old National Bancorp	29	547
Old Republic International Corporation	25	888
Oscar Health, Inc. - Class A (a)	17	364
PayPal Holdings, Inc. (a)	100	7,826
PennyMac Financial Services, Inc.	3	302
Pinnacle Financial Partners, Inc.	8	806
Piper Sandler Companies	1	352
Popular, Inc.	7	723
Primerica, Inc.	3	842
Principal Financial Group, Inc.	24	2,030
Prosperity Bancshares, Inc.	10	715
Prudential Financial, Inc.	35	4,285
Radian Group Inc.	16	550
Raymond James Financial, Inc.	18	2,204
Regions Financial Corporation	92	2,141
Reinsurance Group of America, Incorporated	6	1,389
Remitly Global, Inc. (a)	15	199
RenaissanceRe Holdings Ltd	5	1,442
RITHM Capital Corp.	51	576
RLI Corp.	4	616
Robinhood Markets, Inc. - Class A (a)	46	1,088
Ryan Specialty Group Holdings, Inc. - Class A	10	652
S&P Global Inc.	30	15,711
SEI Investments Company	11	770
Selective Insurance Group, Inc.	6	604
ServisFirst Bancshares, Inc.	5	399
Shift4 Payments, LLC - Class A (a) (b)	5	474
SLM Corporation	18	418
SoFi Technologies, Inc. (a) (b)	96	755
Southstate Corporation	7	640
Starwood Property Trust, Inc.	27	554
State Street Corporation	28	2,510
Stifel Financial Corp.	11	1,001
Synchrony Financial	40	1,987
Synovus Financial Corp.	15	669
T. Rowe Price Group, Inc.	21	2,313
Texas Capital Bancshares, Inc. (a)	4	278
TFS Financial Corporation	8	101
The Carlyle Group, Inc.	22	936
The PNC Financial Services Group, Inc.	38	7,113
The Progressive Corporation	57	14,374
The Western Union Company	36	434
Toast, Inc. - Class A (a)	37	1,048
Tradeweb Markets Inc. - Class A	11	1,371
Travelers Companies, Inc. , The	22	5,189
Truist Financial Corporation	130	5,561
U.S. Bancorp	152	6,931
UMB Financial Corporation	4	438
United Bankshares, Inc.	14	518
United Community Banks, Inc.	14	413
Unum Group	17	1,008
Valley National Bancorp	45	403
Victory Capital Holdings, Inc. - Class A	5	302
Visa Inc. - Class A	162	44,471
Voya Financial, Inc.	10	810
W. R. Berkley Corporation	30	1,718
Walker & Dunlop, Inc.	4	448
Webster Financial Corporation	19	872
Wells Fargo & Company	335	18,898
Western Alliance Bancorporation	11	962
Wex, Inc. (a)	4	888
White Mountains Insurance Group Ltd	—	370
Willis Towers Watson Public Limited Company	10	2,920
Wintrust Financial Corporation	6	627
Zions Bancorporation, National Association	14	658
Zurich American Corporation	6	343
		699,787
Health Care 11.6%
10X Genomics, Inc. - Class A (a)	10	233
Abbott Laboratories	169	19,291
AbbVie Inc.	172	33,890
Acadia Healthcare Company, Inc. (a)	10	606
ACADIA Pharmaceuticals Inc. (a)	12	191
Agilent Technologies, Inc.	29	4,291
Align Technology, Inc. (a)	7	1,827
Alkermes Public Limited Company (a)	16	452
Alnylam Pharmaceuticals, Inc. (a)	12	3,343
Amedisys, Inc. (a)	3	306
Amgen Inc.	52	16,794
Amicus Therapeutics, Inc. (a)	27	287
Apellis Pharmaceuticals, Inc. (a)	10	302
Arrowhead Pharmaceuticals Inc (a)	6	125
Avantor, Inc. (a)	69	1,778
Axonics, Inc. (a)	5	345
Axsome Therapeutics, Inc. (a)	4	366
Azenta, Inc. (a)	3	140
Baxter International Inc.	50	1,880
Becton, Dickinson and Company	28	6,732
Biogen Inc. (a)	14	2,751
Biohaven Ltd. (a)	8	398
BioMarin Pharmaceutical Inc. (a)	18	1,273
Bio-Rad Laboratories, Inc. - Class A (a)	2	625
Bio-Techne Corporation	14	1,158
Blueprint Medicines Corporation (a)	6	574
Boston Scientific Corporation (a)	142	11,934
Bridgebio Pharma, Inc. (a)	12	308
Bristol-Myers Squibb Company	199	10,273
Bruker Corporation	10	694
Canticle Pharmaceuticals, Inc. (a) (b)	2	324
Cardinal Health, Inc.	23	2,515
Catalent, Inc. (a)	19	1,126
Cencora, Inc.	17	3,808
Centene Corporation (a)	52	3,928
CG Oncology, Inc. (a) (b)	4	157
Charles River Laboratories International, Inc. (a)	5	935
Chemed Corporation	1	814
CorVel Corporation (a)	1	359
Crinetics Pharmaceuticals, Inc. (a)	7	358
CRISPR Therapeutics AG (a) (b)	8	382
CVS Health Corporation	122	7,677
Cytokinetics, Incorporated (a)	13	686
Danaher Corporation	63	17,623
DaVita Inc. (a)	5	790
Dentsply Sirona Inc.	18	478
DexCom, Inc. (a)	39	2,641
Doximity, Inc. - Class A (a)	12	539
Edwards Lifesciences Corporation (a)	58	3,832
Elanco Animal Health Incorporated (a)	51	750
Elevance Health, Inc.	23	11,733
Eli Lilly and Company	82	72,885
Encompass Health Corporation	11	1,016
Enovis Corporation (a)	6	270
Envista Holdings Corporation (a)	17	343
Evolent Health, Inc. - Class A (a)	11	314
Exact Sciences Corporation (a)	18	1,251
Exelixis, Inc. (a)	31	806
Fortrea Holdings Inc. (a)	9	183
GE HealthCare Technologies Inc.	37	3,493
Gilead Sciences, Inc.	122	10,210
Glaukos Corporation (a)	5	647

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Globus Medical, Inc. - Class A (a)	12	845
Haemonetics Corporation (a)	5	418
Halozyme Therapeutics, Inc. (a)	12	665
HCA Healthcare, Inc.	18	7,512
HealthEquity, Inc. (a)	9	727
Henry Schein, Inc. (a)	13	931
Hologic, Inc. (a)	23	1,876
Humana Inc.	12	3,751
IDEAYA Biosciences, Inc. (a)	7	235
IDEXX Laboratories, Inc. (a)	8	3,967
Illumina, Inc. (a)	15	2,008
Immunovant, Inc. (a)	7	204
Incyte Corporation (a)	16	1,088
Insmed Incorporated (a)	17	1,263
Inspire Medical Systems, Inc. (a)	2	497
Insulet Corporation (a)	7	1,570
Integer Holdings Corporation (a)	4	486
Intra-Cellular Therapies, Inc. (a)	8	607
Intuitive Surgical, Inc. (a)	34	16,891
Ionis Pharmaceuticals, Inc. (a)	11	455
Iovance Biotherapeutics, Inc. (a)	19	175
IQVIA Holdings Inc (a)	18	4,196
Irhythm Technologies, Inc. (a)	2	114
Jazz Pharmaceuticals Public Limited Company (a)	6	634
Johnson & Johnson	234	37,944
Krystal Biotech, Inc. (a)	3	455
Labcorp Holdings Inc.	9	1,908
Lantheus Holdings, Inc. (a)	7	755
LivaNova PLC (a)	5	255
Masimo Corporation (a)	4	510
McKesson Corporation	13	6,223
Medpace Holdings, Inc. (a)	3	835
Medtronic, Inc.	126	11,372
Merck & Co., Inc.	246	27,953
Merit Medical Systems, Inc. (a)	6	635
Mettler-Toledo International Inc. (a)	2	3,104
Moderna, Inc. (a)	31	2,075
Molina Healthcare, Inc. (a)	5	1,876
Natera, Inc. (a)	12	1,507
Neogen Corporation (a)	20	337
Neurocrine Biosciences, Inc. (a)	10	1,193
Nuvalent, Inc. - Class A (a)	4	377
Option Care Health, Inc. (a)	15	482
Organon & Co.	22	428
Penumbra, Inc. (a)	4	768
Perrigo Company Public Limited Company	12	327
Pfizer Inc.	551	15,951
Premier Healthcare Solutions, Inc. - Class A	9	188
Prestige Consumer Healthcare Inc. (a)	5	372
Progyny, Inc. (a)	9	155
Quest Diagnostics Incorporated	10	1,606
Quidelortho Corporation (a)	7	306
R1 RCM Holdco Inc. (a)	14	195
RadNet, Inc. (a)	7	478
Regeneron Pharmaceuticals, Inc. (a)	10	10,818
Repligen Corporation (a)	5	809
ResMed Inc.	14	3,491
Revolution Medicines, Inc. (a)	14	642
Revvity, Inc.	12	1,579
Roivant Sciences Ltd. (a)	37	428
Royalty Pharma PLC - Class A	38	1,073
Sarepta Therapeutics, Inc. (a)	8	997
Select Medical Holdings Corporation	9	302
Sgry, LLC (a)	6	202
Solventum Corporation (a)	12	851
Sotera Health LLC (a)	10	160
Springworks Therapeutics, Inc. (a)	3	90
Steris Public Limited Company	9	2,270
Stryker Corporation	35	12,566
Teleflex Incorporated	4	1,056
Tenet Healthcare Corporation (a)	10	1,614
The Cigna Group	27	9,400
The Cooper Companies, Inc. (a)	19	2,132
The Ensign Group, Inc.	5	730
Thermo Fisher Scientific Inc.	37	22,901
Ultragenyx Pharmaceutical Inc. (a)	9	503
United Therapeutics Corporation (a)	4	1,364
UnitedHealth Group Incorporated	89	52,287
Universal Health Services, Inc. - Class B	6	1,296
Vaxcyte, Inc. (a)	10	1,182
Veeva Systems Inc. - Class A (a)	15	3,082
Vertex Pharmaceuticals Incorporated (a)	25	11,692
Viatris Inc.	121	1,407
Viking Therapeutics, Inc. (a)	11	672
Waters Corporation (a)	6	2,078
West Pharmaceutical Services, Inc.	7	2,206
Zimmer Biomet Holdings, Inc.	20	2,119
Zoetis Inc. - Class A	44	8,644
		610,368
Consumer Discretionary 10.6%
Abercrombie & Fitch Co. - Class A (a)	4	562
Academy Sports & Outdoors, Inc.	8	466
Acushnet Holdings Corp. (b)	2	142
Adient Public Limited Company (a)	8	191
ADT, Inc.	20	147
Advance Auto Parts, Inc.	6	239
Airbnb, Inc. - Class A (a)	41	5,212
Amazon.com, Inc. (a)	921	171,581
American Eagle Outfitters, Inc.	21	462
Aptiv PLC (a)	24	1,707
Aramark	27	1,027
Asbury Automotive Group, Inc. (a)	2	450
Autoliv, Inc.	7	696
AutoNation, Inc. (a)	3	512
AutoZone, Inc. (a)	2	5,201
Bath & Body Works, Inc.	23	732
Best Buy Co., Inc.	20	2,021
Booking Holdings Inc.	3	13,929
Boot Barn Holdings, Inc. (a)	3	494
BorgWarner Inc.	20	728
Boyd Gaming Corporation	7	438
Bright Horizons Family Solutions, Inc. (a)	6	854
Brunswick Corporation	7	575
Burlington Stores, Inc. (a)	6	1,599
Caesars Entertainment, Inc. (a)	23	954
Capri Holdings Limited (a)	12	507
CarMax, Inc. (a)	15	1,197
Carnival Corporation (a)	93	1,727
Carter's, Inc.	2	159
Carvana Co. - Class A (a)	11	1,942
CAVA Group, Inc. (a)	6	760
Cavco Industries, Inc. (a)	1	381
Chipotle Mexican Grill, Inc. (a)	132	7,620
Choice Hotels International, Inc. (b)	3	366
Churchill Downs Incorporated	6	873
Columbia Sportswear Company (b)	3	258
Coupang, Inc. - Class A (a)	117	2,868
Crocs, Inc. (a)	6	855
D.R. Horton, Inc.	30	5,704
Darden Restaurants, Inc.	12	1,917
Deckers Outdoor Corporation (a)	16	2,474
Dick's Sporting Goods, Inc.	5	1,142
Dillard's, Inc. - Class A (b)	—	175
DK Crown Holdings Inc. - Class A (a)	47	1,853
Domino's Pizza, Inc.	3	1,491
DoorDash, Inc. - Class A (a)	29	4,185
Duolingo, Inc. - Class A (a)	4	1,090
eBay Inc.	50	3,270
ETSY, Inc. (a)	11	600
Expedia Group, Inc. (a)	13	1,887
Five Below, Inc. (a)	6	486
Floor & Decor Holdings, Inc. - Class A (a)	10	1,224
Ford Motor Company	380	4,011
GameStop Corp. - Class A (a) (b)	36	821
Gap, Inc., The	16	356
Garmin Ltd.	15	2,634
General Motors Company	111	4,956
Gentex Corporation	22	663
Genuine Parts Company	13	1,824

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Grand Canyon Education, Inc. (a)	3	481
Group 1 Automotive, Inc.	1	526
H & R Block, Inc.	12	788
Harley-Davidson, Inc.	15	562
Hasbro, Inc.	13	924
Hilton Grand Vacations Inc. (a)	8	280
Hilton Worldwide Holdings Inc.	23	5,414
Home Depot, Inc. , The	96	39,050
Hyatt Hotels Corporation - Class A	3	529
Installed Building Products, Inc.	3	627
KB Home	8	651
Kohl's Corporation	9	192
Kontoor Brands, Inc.	6	461
Las Vegas Sands Corp.	40	2,015
LCI Industries	3	394
Lear Corporation	4	479
Lennar Corporation - Class A	24	4,409
Lennar Corporation - Class B	1	202
Life Time Group Holdings, Inc. (a)	3	76
Light & Wonder, Inc. (a)	8	755
Lithia Motors, Inc. - Class A	3	805
LKQ Corporation	27	1,062
Lowe`s Companies, Inc.	56	15,089
Lucid Group, Inc. (a) (b)	89	314
Lululemon Athletica Inc. (a)	11	2,927
M/I Homes, Inc. (a)	2	423
Macy's, Inc.	28	432
Marriott International, Inc. - Class A	23	5,764
Marriott Vacations Worldwide Corporation	2	152
Mattel, Inc. (a)	31	593
McDonald's Corporation	71	21,469
MercadoLibre, Inc. (a)	5	9,702
Meritage Homes Corporation	3	644
MGM Resorts International (a)	23	908
Mobileye Global Inc. - Class A (a) (b)	9	116
Modine Manufacturing Company (a)	5	629
Mohawk Industries, Inc. (a)	6	890
Murphy USA Inc.	2	1,056
Newell Brands Inc.	41	317
NIKE, Inc. - Class B	114	10,111
Nordstrom, Inc.	7	156
Norwegian Cruise Line Holdings Ltd. (a)	44	909
NVR, Inc. (a)	—	2,934
Ollie's Bargain Outlet Holdings, Inc. (a)	6	557
O'Reilly Automotive, Inc. (a)	6	6,538
PENN Entertainment, Inc. (a)	9	174
Penske Automotive Group, Inc.	1	223
Planet Fitness, Inc. - Class A (a)	8	645
Polaris Inc.	6	484
Pool Corporation	4	1,382
PulteGroup, Inc.	20	2,875
PVH Corp.	5	516
Ralph Lauren Corporation - Class A	4	833
Red Rock Resorts, Inc. - Class A	4	205
RH (a)	1	443
Rivian Automotive, Inc. - Class A (a) (b)	72	802
Ross Stores, Inc.	32	4,791
Royal Caribbean Cruises Ltd.	23	4,030
Savers Value Village, Inc. (a) (b)	3	29
Service Corporation International	14	1,065
Shake Shack, Inc. - Class A (a)	3	310
Signet Jewelers Limited	5	491
Skechers U.S.A., Inc. - Class A (a)	14	921
Skyline Champion Corporation (a)	6	604
Starbucks Corporation	111	10,801
Steven Madden, Ltd.	7	327
Stride, Inc. (a)	5	405
Tapestry, Inc.	21	991
Taylor Morrison Home II Corporation - Class A (a)	9	633
Tempur Sealy International, Inc.	18	956
Tesla Inc. (a)	271	70,781
Texas Roadhouse, Inc. - Class A	6	1,116
The Goodyear Tire & Rubber Company (a)	32	280
The Wendy's Company	19	331
Thor Industries, Inc.	6	612
TJX Companies, Inc., The	110	12,984
Toll Brothers, Inc.	10	1,527
TopBuild Corp. (a)	3	1,322
Topgolf Callaway Brands Corp. (a)	15	167
Tractor Supply Company	11	3,069
Travel + Leisure Co.	7	307
TRI Pointe Homes Holdings, Inc. (a)	3	156
Ulta Beauty, Inc. (a)	5	1,784
United Parks And Resorts Inc. (a) (b)	3	167
Urban Outfitters, Inc. (a)	3	132
V.F. Corporation	29	574
Vail Resorts, Inc.	4	672
Valvoline, Inc. (a)	13	525
Visteon Corporation (a)	3	313
Wayfair Inc. - Class A (a) (b)	12	646
Whirlpool Corporation	5	495
Williams-Sonoma, Inc.	12	1,878
Wingstop Inc.	3	1,132
Worthington Industries, Inc.	2	75
Wyndham Hotels & Resorts, Inc.	9	698
Wynn Resorts, Limited	9	906
YETI Holdings, Inc. (a)	7	288
Yum! Brands, Inc.	28	3,900
		558,280
Industrials 9.6%
3M Company	53	7,307
A. O. Smith Corporation	12	1,087
AAON, Inc.	7	746
ABM Industries Incorporated	6	326
Acuity Brands, Inc.	3	875
Advanced Drainage Systems, Inc.	7	1,127
AECOM	13	1,365
AeroVironment, Inc. (a)	3	543
AGCO Corporation	5	466
Air Lease Corporation - Class A	11	514
Alaska Air Group, Inc. (a)	11	489
Albany International Corp. - Class A	2	216
Alight, Inc. - Class A (a)	30	221
Allegion Public Limited Company	9	1,281
Allison Systems, Inc.	9	885
American Airlines Group Inc. (a)	66	737
AMETEK, Inc.	22	3,814
API Group Corporation (a)	21	683
Applied Industrial Technologies, Inc.	4	795
Arcbest Corporation	3	296
Arcosa, Inc.	4	355
Armstrong World Industries, Inc.	4	497
Atkore Inc.	4	313
Automatic Data Processing, Inc.	40	11,104
Avis Budget Group, Inc. (b)	1	62
Axon Enterprise, Inc. (a)	7	2,830
Beacon Roofing Supply, Inc. (a)	4	370
Bloom Energy Corporation - Class A (a) (b)	32	340
Boeing Company, The (a)	60	9,087
Boise Cascade Company	4	528
Booz Allen Hamilton Holding Corporation - Class A	13	2,066
Brady Corporation - Class A	4	274
Brink's Company, The	5	538
Broadridge Financial Solutions, Inc.	11	2,416
Builders FirstSource, Inc. (a)	12	2,337
BWXT Government Group, Inc.	9	1,021
C.H. Robinson Worldwide, Inc.	11	1,187
Caci International Inc. - Class A (a)	2	1,171
Carlisle Companies Incorporated	5	2,067
Carrier Global Corporation	82	6,623
Casella Waste Systems, Inc. - Class A (a)	5	485
Caterpillar Inc.	48	18,610
CBIZ, Inc. (a)	4	266
Chart Industries, Inc. (a)	4	513
Cintas Corporation	34	7,013
Clarivate PLC (a) (b)	35	246
Clean Harbors, Inc. (a)	5	1,280
CNH Industrial N.V.	91	1,010
Comfort Systems USA, Inc.	4	1,385

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Concentrix Corporation	3	155
Copart, Inc. (a)	83	4,367
Core & Main, Inc. - Class A (a)	19	861
Crane Company	5	831
CSW Industrials, Inc.	2	565
CSX Corporation	190	6,573
Cummins Inc.	13	4,304
Curtiss-Wright Corporation	4	1,186
Dayforce, Inc. (a) (b)	16	993
Deere & Company	24	10,177
Delta Air Lines, Inc.	62	3,170
Donaldson Company, Inc.	13	940
Dover Corporation	14	2,637
Dun & Bradstreet Holdings, Inc.	22	258
Dycom Industries, Inc. (a)	2	459
Eaton Corporation Public Limited Company	39	12,923
EMCOR Group, Inc.	5	1,990
Emerson Electric Co.	55	6,012
EnerSys	4	419
Enpro Inc.	2	288
Equifax Inc.	12	3,473
ESAB Corporation	5	535
ESCO Technologies Inc.	2	321
ExlService Holdings, Inc. (a)	18	683
Expeditors International of Washington, Inc. - Class A	13	1,664
Exponent, Inc.	5	570
Fastenal Company	55	3,912
Federal Signal Corporation	6	554
FedEx Corporation	22	6,040
Ferguson Enterprises Inc.	20	3,878
Flowserve Corporation	12	624
Fluor Corporation (a)	18	856
Fortive Corporation	33	2,637
Fortune Brands Innovations, Inc.	12	1,058
Franklin Electric Co., Inc.	3	314
FTAI Aviation Ltd.	9	1,253
FTI Consulting, Inc. (a)	3	770
Gates Industrial Corporation PLC (a)	11	191
GATX Corporation	3	459
GE Vernova Inc. (a)	27	6,857
Generac Holdings Inc. (a)	6	967
General Dynamics Corporation	23	6,928
General Electric Company	106	19,917
Genpact Limited	14	559
GMS Inc. (a)	4	389
Graco Inc.	16	1,432
Griffon Corporation	4	281
GXO Logistics Inc. (a)	10	535
Hayward Holdings, Inc. (a)	8	121
HEICO Corporation	4	1,027
HEICO Corporation - Class A	8	1,558
Herc Holdings Inc.	2	395
Hexcel Corporation	9	538
Hillenbrand, Inc.	7	182
Honeywell International Inc.	64	13,145
Howmet Aerospace Inc.	40	4,022
Hubbell Incorporated	5	2,215
Huntington Ingalls Industries, Inc.	4	978
ICF International, Inc.	2	345
IDEX Corporation	7	1,527
Illinois Tool Works Inc.	29	7,618
Ingersoll Rand Inc.	39	3,789
Insperity, Inc.	4	309
ITT Inc.	8	1,168
J.B. Hunt Transport Services, Inc.	8	1,357
Jacobs Solutions Inc.	12	1,618
Joby Aviation, Inc. - Class A (a) (b)	38	189
John Bean Technologies Corporation	3	277
Johnson Controls International Public Limited Company	66	5,087
Kadant Inc. (b)	1	371
KBR, Inc.	14	938
Kirby Corporation (a)	6	716
Knight-Swift Transportation Holdings Inc. - Class A	16	881
Korn Ferry	4	302
L3Harris Technologies, Inc.	19	4,419
Landstar System, Inc.	4	691
Leidos Holdings, Inc.	13	2,166
Lennox International Inc.	3	1,952
Leonardo DRS, Inc. (a)	5	139
Lincoln Electric Holdings, Inc.	5	953
Lockheed Martin Corporation	21	12,145
Lyft, Inc. - Class A (a)	33	420
ManpowerGroup Inc.	6	415
Masco Corporation	22	1,821
MasTec, Inc. (a)	5	664
Matson Intermodal - Paragon, Inc.	3	374
Maximus, Inc.	6	574
McGrath RentCorp	2	259
MDU Resources Group, Inc.	21	581
Middleby Corporation, The (a)	5	686
Mine Safety Appliances Company, LLC	3	614
MOOG Inc. - Class A	3	564
MSC Industrial Direct Co., Inc. - Class A	5	413
Mueller Industries, Inc.	11	801
Nextracker LLC - Class A (a)	13	476
Nordson Corporation	5	1,286
Norfolk Southern Corporation	22	5,485
Northrop Grumman Corporation	14	7,573
Nvent Electric Public Limited Company	17	1,207
Old Dominion Freight Line, Inc.	18	3,643
Oshkosh Corporation	5	539
Otis Worldwide Corporation	40	4,149
Owens Corning	8	1,496
PACCAR Inc	50	4,967
Parker-Hannifin Corporation	13	7,945
Parsons Corporation (a)	4	401
Paychex, Inc.	32	4,238
Paycom Software, Inc.	5	900
Paycor HCM, Inc. (a)	11	160
Paylocity Holding Corporation (a)	5	753
Pentair Public Limited Company	17	1,632
Quanta Services, Inc.	14	4,148
RBC Bearings Incorporated (a)	3	915
Regal Rexnord Corporation	6	1,009
Republic Services, Inc.	20	4,071
Resideo Technologies, Inc. (a)	17	333
Robert Half Inc.	12	777
Rockwell Automation, Inc.	11	2,953
Rollins, Inc.	28	1,400
RTX Corporation	129	15,607
Rush Enterprises, Inc. - Class A	7	373
Ryder System, Inc.	4	577
Saia, Inc. (a)	2	1,052
Science Applications International Corporation	4	540
Sensata Technologies Holding PLC	17	597
Simpson Manufacturing Co., Inc.	5	869
SiteOne Landscape Supply, Inc. (a)	5	731
SkyWest, Inc. (a)	3	282
Snap-on Incorporated	5	1,436
Southwest Airlines Co.	59	1,744
Spirit AeroSystems Holdings, Inc. - Class A (a)	10	324
SPX Technologies, Inc. (a)	4	643
SS&C Technologies Holdings, Inc.	20	1,511
Stanley Black & Decker, Inc.	14	1,589
Stericycle, Inc. (a)	9	546
Sterling Infrastructure, Inc. (a)	3	449
Terex Corporation	6	336
Tetra Tech, Inc.	26	1,212
Textron Inc.	18	1,609
The AZEK Company Inc. - Class A (a)	13	624
The Timken Company	7	576
Toro Company, The	11	918
Trane Technologies Public Limited Company	22	8,640
TransDigm Group Incorporated	5	7,685
TransUnion	18	1,911
Trex Company, Inc. (a)	11	736
Trinet Group, Inc.	3	328
Uber Technologies, Inc. (a)	196	14,761

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
UFP Industries, Inc.	6	789
U-Haul Holding Company (a) (b)	1	91
U-Haul Holding Company - Series N	9	667
Union Pacific Corporation	59	14,575
United Airlines Holdings, Inc. (a)	33	1,878
United Parcel Service, Inc. - Class B	71	9,660
United Rentals, Inc.	7	5,272
Valmont Industries, Inc.	2	532
Veralto Corporation	24	2,642
Verisk Analytics, Inc.	14	3,800
Vertiv Holdings Co - Class A	35	3,466
Vm Consolidated, Inc. - Class A (a)	14	387
W.W. Grainger, Inc.	4	4,483
Waste Management, Inc.	36	7,407
Watsco, Inc.	3	1,679
Watts Water Technologies, Inc. - Class A	3	528
WESCO International, Inc.	5	761
Westinghouse Air Brake Technologies Corporation	17	3,170
Willscot Holdings Corporation - Class A (a) (b)	19	723
Woodward, Inc.	6	1,028
XPO, Inc. (a)	11	1,128
Xylem Inc.	23	3,147
Zurn Elkay Water Solutions Corporation	12	440
		506,771
Communication Services 8.5%
Alphabet Inc. - Class A	571	94,752
Alphabet Inc. - Class C	508	84,967
AT&T Inc.	695	15,290
Cogent Communications Holdings, Inc.	5	406
Comcast Corporation - Class A	380	15,893
Digital World Acquisition Corp. (a)	4	58
Electronic Arts Inc.	23	3,358
Endeavor Group Holdings, Inc. - Class A (b)	17	489
Former Charter Communications Parent, Inc. - Class A (a)	9	3,061
Fox Corporation - Class A	22	931
Fox Corporation - Class B	15	597
Frontier Communications Parent, Inc. (a)	17	588
IAC Inc. (a)	7	354
Iridium Communications Inc.	13	384
Liberty Broadband Corporation - Series A (a)	1	70
Liberty Broadband Corporation - Series C (a)	13	989
Liberty Global Ltd. - Class A (a)	16	347
Liberty Global Ltd. - Class C (a)	15	313
Liberty Media Corporation - Series A (a)	2	147
Liberty Media Corporation - Series C (a)	6	290
Liberty Media Corporation - Series C (a)	20	1,520
Live Nation Entertainment, Inc. (a)	15	1,677
Match Group, Inc. (a)	25	953
Meta Platforms, Inc. - Class A	213	122,012
Netflix, Inc. (a)	42	29,688
News Corporation - Class A	38	1,003
News Corporation - Class B	8	227
Nexstar Media Group, Inc. - Class A	3	437
Omnicom Group Inc.	20	2,020
Paramount Global - Class B	56	592
Pinterest, Inc. - Class A (a)	58	1,870
Roblox Corporation - Class A (a)	52	2,285
Roku Inc. - Class A (a)	11	815
Sirius XM Holdings Inc. (a)	26	613
Snap Inc. - Class A (a)	104	1,114
Sphere Entertainment Co. - Class A (a)	1	228
Take-Two Interactive Software, Inc. (a)	15	2,336
The Interpublic Group of Companies, Inc.	36	1,125
The New York Times Company - Class A	15	812
TKO Group Holdings Inc. - Class A	8	937
T-Mobile US, Inc.	46	9,529
Trade Desk, Inc., The - Class A (a)	43	4,725
Verizon Communications Inc.	407	18,280
Walt Disney Company, The	177	17,034
Warner Bros. Discovery, Inc. - Series A (a)	210	1,736
Warner Music Group Corp. - Class A	14	452
Yelp Inc. (a)	7	234
ZoomInfo Technologies Inc. - Class A (a)	19	200
		447,738
Consumer Staples 5.6%
Albertsons Companies, Inc. - Class A	35	650
Altria Group, Inc.	168	8,596
Archer-Daniels-Midland Company	47	2,800
Bellring Intermediate Holdings, Inc. (a)	14	823
BJ's Wholesale Club Holdings, Inc. (a)	13	1,046
Boston Beer Company, Inc., The - Class A (a)	1	352
Brown-Forman Corporation - Class A	3	167
Brown-Forman Corporation - Class B	29	1,423
Bunge Limited	13	1,250
Campbell Soup Company	19	935
Casey's General Stores, Inc.	4	1,341
Celsius Holdings, Inc. (a)	15	474
Church & Dwight Co., Inc.	23	2,453
Coca-Cola Company, The	379	27,265
Coca-Cola Consolidated, Inc.	—	644
Colgate-Palmolive Company	81	8,383
Conagra Brands, Inc.	44	1,415
Constellation Brands, Inc. - Class A	16	4,114
Costco Wholesale Corporation	43	38,260
Coty Inc. - Class A (a)	40	376
Darling Ingredients Inc. (a)	16	605
Dollar General Corporation	22	1,884
Dollar Tree, Inc. (a)	19	1,355
e.l.f. Beauty, Inc. (a)	6	671
Flowers Foods, Inc.	22	503
Freshpet, Inc. (a)	4	544
General Mills, Inc.	55	4,033
Grocery Outlet Holding Corp. (a)	7	127
Hormel Foods Corporation	30	962
Ingredion Incorporated	6	804
Inter Parfums, Inc.	2	271
J&J Snack Foods Corp.	2	266
Kellanova	27	2,154
Kenvue Inc.	171	3,962
Keurig Dr Pepper Inc.	105	3,939
Kimberly-Clark Corporation	33	4,727
Kraft Heinz Company, The	82	2,886
Kroger Co., The	67	3,850
Lamb Weston Holdings, Inc.	13	849
Lancaster Colony Corporation	2	403
Maplebear Inc. (a)	16	639
McCormick & Company, Incorporated	24	2,000
Molson Coors Beverage Company - Class B	16	934
Mondelez International, Inc. - Class A	131	9,637
Monster Beverage 1990 Corporation (a)	72	3,735
National Beverage Corp.	—	20
PepsiCo, Inc.	133	22,682
Performance Food Group Company (a)	15	1,204
Philip Morris International Inc.	150	18,234
Pilgrim's Pride Corporation (a)	4	204
Post Holdings, Inc. (a)	5	614
Procter & Gamble Company, The	230	39,758
Reynolds Consumer Products Inc.	4	120
Seaboard Corporation	—	129
Simply Good Foods Company, The (a)	8	275
Spectrum Brands Holdings, Inc.	3	283
Sprouts Farmers Market, Inc. (a)	9	1,029
Sysco Corporation	48	3,710
Target Corporation	45	7,054
The Clorox Company	12	1,950
The Estee Lauder Companies Inc. - Class A	22	2,237
The Hershey Company	15	2,797
The J. M. Smucker Company	10	1,220
Tyson Foods, Inc. - Class A	29	1,709
US Foods Holding Corp. (a)	22	1,356
Walgreens Boots Alliance, Inc.	75	670
Walmart Inc.	422	34,098
WD-40 Company	1	373
		296,233
Energy 3.4%
Antero Midstream Corporation	22	338

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Antero Resources Corporation (a)	29	831
Apa Corp.	38	922
Archrock, Inc.	14	282
Baker Hughes Company - Class A	97	3,504
Cactus, Inc. - Class A	7	435
California Resources Corporation	6	317
ChampionX Corporation	17	499
Cheniere Energy, Inc.	22	4,031
Chesapeake Energy Corporation (b)	9	755
Chevron Corporation	166	24,412
Chord Energy Corporation	6	826
Civitas Resources, Inc.	8	407
CNX Resources Corporation (a)	13	435
Comstock Resources, Inc. (b)	12	138
ConocoPhillips	114	11,964
Coterra Energy Inc.	75	1,803
CVR Energy, Inc. (b)	—	2
Devon Energy Corporation	63	2,451
Diamondback Energy, Inc.	16	2,840
DT Midstream, Inc.	10	816
EOG Resources, Inc.	56	6,886
EQT Corporation	55	2,014
Exxon Mobil Corporation	434	50,820
Gulfport Energy Operating Corporation (a)	2	258
Halliburton Company	84	2,436
Helmerich & Payne, Inc.	11	349
Hess Corporation	27	3,713
HF Sinclair Corporation	15	658
International Seaways, Inc.	2	88
Kinder Morgan, Inc.	194	4,296
Kosmos Energy Ltd. (a)	54	218
Liberty Energy Inc. - Class A	18	335
Magnolia Oil & Gas Corporation - Class A	20	487
Marathon Oil Corporation	56	1,478
Marathon Petroleum Corporation	34	5,507
Matador Resources Company	11	558
Murphy Oil Corporation	17	565
New Fortress Energy Inc. - Class A (b)	6	54
Northern Oil and Gas Incorporated	7	260
NOV Inc.	31	494
Occidental Petroleum Corporation	58	2,971
ONEOK, Inc.	57	5,155
Ovintiv Canada ULC	26	1,009
Patterson-UTI Energy, Inc.	30	230
PBF Energy Inc. - Class A	7	229
Peabody Energy Corporation	13	345
Permian Resources Corporation - Class A	49	673
Phillips 66	41	5,328
Range Resources Corporation	24	727
Schlumberger Limited	140	5,862
SM Energy Company	13	506
Southwestern Energy Company (a)	91	644
Targa Resources Corp.	21	3,113
Texas Pacific Land Corporation	2	1,631
Tidewater Inc. (a)	6	410
Transocean Ltd. (a) (b) (d)	81	343
Uranium Energy Corp. (a) (b)	43	268
Valaris Limited (a)	6	328
Valero Energy Corporation	32	4,255
Weatherford International Public Limited Company	8	662
Williams Companies, Inc., The	118	5,406
		179,577
Real Estate 2.7%
Agree Realty Corporation	8	634
Alexandria Real Estate Equities, Inc.	15	1,839
American Homes 4 Rent - Class A	33	1,259
American Tower Corporation	45	10,570
Americold Realty Trust, Inc.	28	785
Apple Hospitality REIT, Inc.	16	235
AvalonBay Communities, Inc.	14	3,143
Brixmor Property Group Inc.	29	794
Broadstone Net Lease, Inc.	18	335
BXP, Inc.	15	1,220
Camden Property Trust	10	1,244
Caretrust REIT, Inc.	16	481
CBRE Group, Inc. - Class A (a)	30	3,704
COPT Defense Properties	9	287
CoStar Group, Inc. (a)	40	3,046
Cousins Properties Incorporated	14	422
Crown Castle Inc.	42	5,010
Cubesmart, L.P.	23	1,247
Digital Realty Trust, Inc.	31	5,077
DigitalBridge Group, Inc. - Class A	21	296
EastGroup Properties, Inc.	5	897
EPR Properties	8	371
Equinix, Inc.	9	8,210
Equity Lifestyle Properties, Inc.	18	1,306
Equity Residential	34	2,555
Essential Properties Realty Trust, Inc.	16	557
Essex Property Trust, Inc.	6	1,785
Extra Space Storage Inc.	20	3,667
Federal Realty Investment Trust	7	860
First Industrial Realty Trust, Inc.	11	620
Gaming and Leisure Properties, Inc.	24	1,227
Healthcare Realty Trust Incorporated - Class A	38	686
Healthpeak OP, LLC	71	1,622
Host Hotels & Resorts, Inc.	65	1,138
Howard Hughes Holdings Inc. (a)	4	276
Independence Realty Trust, Inc.	25	519
Innovative Industrial Properties, Inc.	3	388
Invitation Homes Inc.	54	1,890
Iron Mountain Incorporated	28	3,373
Jones Lang LaSalle Incorporated (a)	5	1,295
Kilroy Realty Corporation	13	502
Kimco Realty OP, LLC	68	1,588
Kite Realty Naperville, LLC	18	470
Lamar Advertising Company - Class A	8	1,099
LXP Industrial Trust	26	257
Medical Properties Trust, Inc. (b)	38	225
Mid-America Apartment Communities, Inc.	11	1,738
National Health Investors, Inc. (b)	4	294
National Storage Affiliates Trust	7	325
NNN REIT, Inc.	16	794
Omega Healthcare Investors, Inc.	25	1,029
Park Hotels & Resorts Inc.	18	259
Phillips Edison & Company, Inc.	13	496
PotlatchDeltic Corporation	9	390
ProLogis Inc.	90	11,391
Public Storage Operating Company	15	5,604
Rayonier Inc.	15	477
Realty Income Corporation	84	5,307
Regency Centers Corporation	15	1,117
Rexford Industrial Realty, Inc.	19	948
Ryman Hospitality Properties, Inc.	5	553
Sabra Health Care REIT, Inc.	23	419
SBA Communications Corporation - Class A	10	2,462
Simon Property Group, Inc.	30	5,007
SITE Centers Corp.	6	360
SL Green Realty Corp. (b)	7	490
STAG Industrial, Inc.	15	604
Sun Communities, Inc.	12	1,607
Tanger Inc.	11	360
Terreno Realty Corporation	10	655
The Macerich Company	21	385
The St. Joe Company	5	273
UDR, Inc.	30	1,373
Ventas, Inc.	39	2,484
VICI Properties Inc.	100	3,323
Vornado Realty Trust	16	639
W.P. Carey Inc.	20	1,255
Welltower Inc.	59	7,509
Weyerhaeuser Company	72	2,438
Zillow Group, Inc. - Class A (a)	6	371
Zillow Group, Inc. - Class C (a)	16	1,025
		142,772
Materials 2.6%
Air Products and Chemicals, Inc.	22	6,421
Albemarle Corporation (b)	11	1,046

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Alcoa Corporation	22	856
Alpha Metallurgical Resources, Inc.	1	273
Amcor Pty Ltd	128	1,454
AptarGroup, Inc.	6	964
Arcadium Lithium PLC (a)	102	292
Arch Resources, Inc. - Class A	2	225
Ashland Inc.	5	462
ATI Inc. (a)	13	899
Avery Dennison Corporation	8	1,729
Avient Corporation	10	522
Axalta Coating Systems Ltd. (a)	22	785
Balchem Corporation	3	600
Ball Corporation	31	2,080
Berry Global Group, Inc.	12	846
Cabot Corporation	5	570
Carpenter Technology Corporation	5	758
Celanese Corporation - Class A	11	1,519
CF Industries Holdings, Inc.	18	1,572
Cleveland-Cliffs Inc. (a)	57	722
Commercial Metals Company	11	627
Corteva, Inc.	69	4,058
CRH Public Limited Company	67	6,254
Crown Holdings, Inc.	11	1,066
Dow Inc.	69	3,765
DuPont de Nemours, Inc.	42	3,704
Eagle Materials Inc.	3	889
Eastman Chemical Company	12	1,342
Ecolab Inc.	25	6,265
Element Solutions Inc.	25	673
FMC Corporation	11	717
Freeport-McMoRan Inc.	140	6,981
Graphic Packaging Holding Company	32	959
Greif, Inc. - Class A	3	172
H.B. Fuller Company	6	476
Hecla Mining Company	52	347
Huntsman Corporation	19	465
Innospec Inc.	3	296
International Flavors & Fragrances Inc.	25	2,657
International Paper Company	32	1,573
Knife River Corporation (a)	5	423
Legacy Vulcan Corp.	13	3,301
Linde Public Limited Company	47	22,184
Louisiana-Pacific Corporation (W VA)	6	626
LyondellBasell Industries N.V. - Class A	26	2,494
Martin Marietta Materials, Inc.	6	3,287
Mosaic Company, The	29	774
MP Materials Corp. - Class A (a) (b)	10	168
NewMarket Corporation	1	326
Newmont Corporation	111	5,912
Nucor Corporation	23	3,424
Olin Corporation	10	484
Packaging Corporation of America	8	1,811
PPG Industries, Inc.	23	3,046
Quaker Chemical Corporation	1	155
Reliance, Inc.	6	1,589
Royal Gold, Inc.	6	904
RPM International Inc.	12	1,492
Scotts Miracle-Gro Company, The	3	259
Sealed Air Corporation	13	488
Sensient Technologies Corporation	4	347
Silgan Holdings Inc.	7	361
Smurfit Westrock Public Limited Company	48	2,375
Sonoco Products Company	10	555
Southern Copper Corporation	8	961
Steel Dynamics, Inc.	15	1,853
Summit Materials, Inc. - Class A (a)	12	460
The Chemours Company	10	195
The Sherwin-Williams Company	23	8,759
United States Steel Corporation	21	734
Warrior Met Coal, Inc.	3	212
Westlake Corporation	4	535
		138,375
Utilities 2.4%
ALLETE, Inc.	7	448
Alliant Energy Corporation	24	1,447
Ameren Corporation	25	2,193
American Electric Power Company, Inc.	51	5,239
American States Water Company	5	392
American Water Works Company, Inc.	19	2,756
Atmos Energy Corporation	14	2,008
AVANGRID, Inc.	9	328
Avista Corporation	7	287
Black Hills Corporation	6	354
California Water Service Group	5	244
CenterPoint Energy, Inc.	60	1,768
Clearway Energy, Inc. - Class A	5	148
Clearway Energy, Inc. - Class C	10	292
CMS Energy Corporation	29	2,043
Consolidated Edison, Inc.	34	3,554
Constellation Energy Group, Inc.	31	7,950
Dominion Energy, Inc.	81	4,664
DTE Energy Company	21	2,662
Duke Energy Corporation	75	8,597
Edison International	38	3,291
Entergy Corporation	20	2,654
Essential Utilities, Inc.	23	877
Evergy, Inc.	23	1,443
Eversource Energy	34	2,296
Exelon Corporation	97	3,929
FirstEnergy Corp.	50	2,209
IDACORP, Inc.	4	463
MGE Energy, Inc.	3	233
National Fuel Gas Company	9	552
New Jersey Resources Corporation	11	519
NextEra Energy, Inc.	198	16,766
NiSource Inc.	46	1,600
NorthWestern Corporation	5	313
NRG Energy, Inc.	20	1,849
OGE Energy Corp.	19	761
One Gas, Inc.	6	414
Ormat Technologies, Inc.	6	423
Otter Tail Corporation	5	376
PG&E Corporation	205	4,048
Pinnacle West Capital Corporation	10	901
Portland General Electric Company	9	438
PPL Corporation	75	2,472
Public Service Enterprise Group Incorporated	49	4,403
Sempra	61	5,115
Southwest Gas Holdings, Inc.	6	458
Spire Inc.	5	303
The AES Corporation	68	1,355
The Southern Company	105	9,494
TXNM Energy, Inc.	8	340
UGI Corporation	22	548
Vistra Corp.	32	3,769
WEC Energy Group Inc.	31	2,959
XCEL Energy Inc.	54	3,556
		128,501
Total Common Stocks (cost $3,927,944)		5,269,594
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 4.82% (c) (e)	17,713	17,713
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.92% (c) (e)	7,894	7,894
Total Short Term Investments (cost $25,607)		25,607
Total Investments 100.2% (cost $3,953,551)		5,295,201
Other Derivative Instruments 0.0%		79
Other Assets and Liabilities, Net (0.2)%		(11,692)
Total Net Assets 100.0%		5,283,588

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2024.

(c) Investment in affiliate.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/Mellon U.S. Stock Market Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	4,465	—	736	105	126	1,402	5,257	0.1
Jackson Financial Inc. - Class A	495	—	278	17	115	208	540	—
JNL Government Money Market Fund, 4.92% - Class SL	3,708	83,231	79,045	182	—	—	7,894	0.2
JNL Government Money Market Fund, 4.82% - Class I	4,199	613,940	600,426	971	—	—	17,713	0.3
	12,867	697,171	680,485	1,275	241	1,610	31,404	0.6

JNL/Mellon U.S. Stock Market Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Transocean Ltd.	06/17/22	284	343	—

JNL/Mellon U.S. Stock Market Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	21	December 2024	2,340	5	21
S&P 500 Index	67	December 2024	19,028	74	450
				79	471

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon U.S. Stock Market Index Fund
Assets - Securities
Common Stocks	5,269,594	—	—	5,269,594
Short Term Investments	25,607	—	—	25,607
	5,295,201	—	—	5,295,201
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	471	—	—	471
	471	—	—	471

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon Utilities Sector Fund
COMMON STOCKS 99.5%
Utilities 94.4%
ALLETE, Inc.	23	1,488
Alliant Energy Corporation	103	6,259
Ameren Corporation	108	9,416
American Electric Power Company, Inc.	215	22,087
American States Water Company	15	1,251
American Water Works Company, Inc.	79	11,519
Atmos Energy Corporation	61	8,451
AVANGRID, Inc.	29	1,027
Avista Corporation	32	1,228
Black Hills Corporation	28	1,700
California Water Service Group	23	1,267
CenterPoint Energy, Inc.	259	7,606
Clearway Energy, Inc. - Class A	14	389
Clearway Energy, Inc. - Class C	33	1,022
CMS Energy Corporation	121	8,516
Consolidated Edison, Inc.	140	14,543
Constellation Energy Group, Inc.	127	33,093
Dominion Energy, Inc.	339	19,563
DTE Energy Company	83	10,704
Duke Energy Corporation	312	35,950
Edison International	155	13,514
Entergy Corporation	85	11,226
Essential Utilities, Inc.	101	3,891
Evergy, Inc.	93	5,757
Eversource Energy	141	9,617
Exelon Corporation	403	16,330
FirstEnergy Corp.	205	9,111
IDACORP, Inc.	20	2,102
MGE Energy, Inc.	15	1,339
New Jersey Resources Corporation	40	1,877
NextEra Energy, Inc.	829	70,091
NiSource Inc.	181	6,266
NorthWestern Corporation	23	1,335
NRG Energy, Inc.	84	7,672
OGE Energy Corp.	81	3,329
One Gas, Inc. (a)	21	1,564
Ormat Technologies, Inc.	22	1,666
Otter Tail Corporation	17	1,311
PG&E Corporation	863	17,066
Pinnacle West Capital Corporation	46	4,067
Portland General Electric Company	42	1,988
PPL Corporation	298	9,865
Public Service Enterprise Group Incorporated	201	17,966
Sempra	255	21,292
Southwest Gas Holdings, Inc.	22	1,653
Spire Inc.	23	1,564
The AES Corporation	287	5,756
The Southern Company	441	39,788
TXNM Energy, Inc.	36	1,592
UGI Corporation	84	2,113
Vistra Corp.	131	15,520
WEC Energy Group Inc.	127	12,261
XCEL Energy Inc.	223	14,577
		532,145
Industrials 5.0%
GE Vernova Inc. (b)	111	28,273
Energy 0.1%
New Fortress Energy Inc. - Class A (a)	37	337
Total Common Stocks (cost $495,685)		560,755
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 4.82% (c) (d)	3,367	3,367
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.92% (c) (d)	1	1
Total Short Term Investments (cost $3,368)		3,368
Total Investments 100.1% (cost $499,053)		564,123
Other Derivative Instruments 0.0%		15
Other Assets and Liabilities, Net (0.1)%		(455)
Total Net Assets 100.0%		563,683

(a) All or a portion of the security was on loan as of September 30, 2024.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/Mellon Utilities Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	1,187	140,005	137,825	105	—	—	3,367	0.6
JNL Government Money Market Fund, 4.92% - Class SL	16	3,969	3,984	11	—	—	1	—
	1,203	143,974	141,809	116	—	—	3,368	0.6

JNL/Mellon Utilities Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Utilities Select Sector Index	42	December 2024	3,348	15	110

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Utilities Sector Fund
Assets - Securities
Common Stocks	560,755	—	—	560,755
Short Term Investments	3,368	—	—	3,368
	564,123	—	—	564,123
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	110	—	—	110
	110	—	—	110

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/Mellon World Index Fund
COMMON STOCKS 98.7%
United States of America 70.6%
3M Company	4	495
Abbott Laboratories	11	1,308
AbbVie Inc.	12	2,307
Accenture Public Limited Company - Class A	4	1,466
Adobe Inc. (a)	3	1,537
Advanced Micro Devices, Inc. (a)	11	1,750
AFLAC Incorporated	3	380
Agilent Technologies, Inc.	2	287
Air Products and Chemicals, Inc.	1	434
Airbnb, Inc. - Class A (a)	3	359
Akamai Technologies, Inc. (a)	1	99
Albemarle Corporation (b)	1	75
Albertsons Companies, Inc. - Class A	3	49
Alexandria Real Estate Equities, Inc.	1	129
Align Technology, Inc. (a)	—	125
Allegion Public Limited Company	1	85
Alliant Energy Corporation	2	103
Allstate Corporation, The	2	319
Alnylam Pharmaceuticals, Inc. (a)	1	224
Alphabet Inc. - Class A	39	6,452
Alphabet Inc. - Class C	34	5,758
Altria Group, Inc.	11	585
Amazon Holdco Inc. (a)	1	27
Amazon.com, Inc. (a)	63	11,670
Ameren Corporation	2	153
American Electric Power Company, Inc.	3	346
American Express Company	4	1,025
American Financial Group, Inc.	—	59
American International Group, Inc.	5	331
American Tower Corporation	3	712
American Water Works Company, Inc.	1	197
Ameriprise Financial, Inc.	1	311
AMETEK, Inc.	2	266
Amgen Inc.	4	1,138
Amphenol Corporation - Class A	8	505
Analog Devices, Inc.	3	755
Annaly Capital Management, Inc.	3	70
ANSYS, Inc. (a)	1	185
AON Public Limited Company - Class A	1	487
Apa Corp.	2	56
Apollo Global Management, Inc.	3	325
Apple Inc.	95	22,129
Applied Materials, Inc.	5	1,108
Aptiv PLC (a)	2	118
Arch Capital Group Ltd. (a)	2	271
Archer-Daniels-Midland Company	3	194
Ares Management Corporation - Class A	1	189
Arista Networks, Inc. (a)	2	660
Arthur J. Gallagher & Co.	1	403
Aspen Technology, Inc. (a)	—	47
AT&T Inc.	47	1,041
Atmos Energy Corporation	1	143
Autodesk, Inc. (a)	1	394
Automatic Data Processing, Inc.	3	760
AutoZone, Inc. (a)	—	356
AvalonBay Communities, Inc.	1	200
AVANGRID, Inc.	—	13
Avantor, Inc. (a)	4	111
Avery Dennison Corporation	1	125
Axon Enterprise, Inc. (a)	—	186
Baker Hughes Company - Class A	7	240
Ball Corporation	2	133
Bank of America Corporation	45	1,793
Bank of New York Mellon Corporation, The (c)	5	360
Baxter International Inc.	3	131
Becton, Dickinson and Company	2	452
Bentley Systems, Incorporated - Class B	1	52
Berkshire Hathaway Inc. - Class B (a)	12	5,493
Best Buy Co., Inc.	1	143
Biogen Inc. (a)	1	185
BioMarin Pharmaceutical Inc. (a)	1	89
Bio-Techne Corporation	1	79
BlackRock, Inc.	1	916
Blackstone Inc. - Class A	5	730
Block, Inc. - Class A (a)	4	248
Boeing Company, The (a)	4	617
Booking Holdings Inc.	—	944
Booz Allen Hamilton Holding Corporation - Class A	1	142
Boston Scientific Corporation (a)	10	809
Bristol-Myers Squibb Company	13	696
Broadcom Inc.	30	5,208
Broadridge Financial Solutions, Inc.	1	167
Brookfield Renewable Corporation - Class A (b)	1	36
Brown & Brown, Inc.	2	164
Brown-Forman Corporation - Class A	—	18
Brown-Forman Corporation - Class B	2	87
Builders FirstSource, Inc. (a)	1	154
Bunge Limited	1	85
Burlington Stores, Inc. (a)	—	114
BXP, Inc.	1	92
Cadence Design Systems, Inc. (a)	2	492
Camden Property Trust	1	94
Campbell Soup Company	1	59
Capital One Financial Corporation	3	379
Cardinal Health, Inc.	2	176
CarMax, Inc. (a)	1	84
Carnival Corporation (a)	7	124
Carrier Global Corporation	6	448
Caterpillar Inc.	3	1,272
CBRE Group, Inc. - Class A (a)	2	248
CDW Corp.	1	198
Celanese Corporation - Class A	1	94
Cencora, Inc.	1	249
Centene Corporation (a)	4	272
CenterPoint Energy, Inc.	4	125
CF Industries Holdings, Inc.	1	106
Charles River Laboratories International, Inc. (a)	—	63
Charles Schwab Corporation, The	9	615
Cheniere Energy, Inc.	2	276
Chevron Corporation	11	1,667
Chipotle Mexican Grill, Inc. (a)	9	526
Chubb Limited	3	756
Church & Dwight Co., Inc.	2	172
Cincinnati Financial Corporation	1	141
Cintas Corporation	2	486
Cisco Systems, Inc.	27	1,423
Citigroup Inc.	13	784
Citizens Financial Group, Inc.	3	121
Cloudflare, Inc. - Class A (a)	2	163
CME Group Inc. - Class A	2	519
CMS Energy Corporation	2	139
Coca-Cola Company, The	26	1,864
Cognizant Technology Solutions Corporation - Class A	3	255
Coinbase Global, Inc. - Class A (a)	1	233
Colgate-Palmolive Company	5	557
Comcast Corporation - Class A	26	1,082
Conagra Brands, Inc.	3	92
ConocoPhillips	8	816
Consolidated Edison, Inc.	2	232
Constellation Brands, Inc. - Class A	1	271
Constellation Energy Group, Inc.	2	540
Copart, Inc. (a)	6	300
Corebridge Financial, Inc.	1	42
Corning Incorporated	5	240
Corpay Inc (a)	—	141
Corteva, Inc.	5	266
CoStar Group, Inc. (a)	3	203
Costco Wholesale Corporation	3	2,597
Coterra Energy Inc.	5	118
CrowdStrike Holdings, Inc. - Class A (a)	2	434
Crown Castle Inc.	3	333
Crown Holdings, Inc.	1	82
CSX Corporation	13	451
Cummins Inc.	1	296
CVS Health Corporation	8	524

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
D.R. Horton, Inc.	2	383
Danaher Corporation	4	1,204
Darden Restaurants, Inc.	1	133
Datadog, Inc. - Class A (a)	2	223
Dayforce, Inc. (a)	1	55
Deckers Outdoor Corporation (a)	1	162
Deere & Company	2	693
Dell Technologies Inc. - Class C	2	206
Delta Air Lines, Inc.	4	220
Devon Energy Corporation	4	167
DexCom, Inc. (a)	3	175
Diamondback Energy, Inc.	1	191
Digital Realty Trust, Inc.	2	355
Discover Financial Services	2	235
DocuSign, Inc. (a)	1	83
Dollar General Corporation	1	113
Dollar Tree, Inc. (a)	1	94
Dominion Energy, Inc.	6	326
Domino's Pizza, Inc.	—	94
DoorDash, Inc. - Class A (a)	2	288
Dover Corporation	1	173
Dow Inc.	5	251
DTE Energy Company	1	169
Duke Energy Corporation	5	590
DuPont de Nemours, Inc.	3	250
Dynatrace, Inc. (a)	2	98
East West Bancorp, Inc.	1	79
Eastman Chemical Company	1	91
Eaton Corporation Public Limited Company	3	874
eBay Inc.	3	219
Ecolab Inc.	2	419
Edison International	3	225
Edwards Lifesciences Corporation (a)	4	262
Electronic Arts Inc.	2	235
Elevance Health, Inc.	2	785
Eli Lilly and Company	6	4,966
Emerson Electric Co.	4	407
Enphase Energy, Inc. (a)	1	102
Entegris, Inc.	1	112
Entergy Corporation	1	186
EOG Resources, Inc.	4	467
EPAM Systems, Inc. (a)	—	77
EQT Corporation	4	128
Equifax Inc.	1	244
Equinix, Inc.	1	552
Equitable Holdings, Inc.	2	88
Equity Lifestyle Properties, Inc.	1	85
Equity Residential	2	174
Essex Property Trust, Inc.	—	118
Everest Group, Ltd.	—	110
Evergy, Inc.	2	99
Eversource Energy	2	158
Exact Sciences Corporation (a)	1	92
Exelon Corporation	7	267
Expedia Group, Inc. (a)	1	121
Expeditors International of Washington, Inc. - Class A	1	126
Extra Space Storage Inc.	1	253
Exxon Mobil Corporation	30	3,474
F5, Inc. (a)	—	76
FactSet Research Systems Inc.	—	118
Fair Isaac Corporation (a)	—	309
Fastenal Company	4	273
FedEx Corporation	2	414
Ferguson Enterprises Inc.	1	263
Fidelity National Financial, Inc. - Class A	2	105
Fidelity National Information Services, Inc.	4	313
Fifth Third Bancorp	4	188
First Citizens BancShares, Inc. - Class A	—	147
First Solar, Inc. (a)	1	174
FirstEnergy Corp.	3	141
Fiserv, Inc. (a)	4	675
Flex Ltd. (a)	3	88
Ford Motor Company	26	274
Former Charter Communications Parent, Inc. - Class A (a)	1	212
Fortinet, Inc. (a)	4	344
Fortive Corporation	2	182
Fox Corporation - Class A	1	59
Fox Corporation - Class B	1	34
Franklin Resources, Inc.	2	38
Freeport-McMoRan Inc.	10	476
Garmin Ltd.	1	177
Gartner, Inc. (a)	1	259
GE HealthCare Technologies Inc.	3	239
GE Vernova Inc. (a)	2	464
Gen Digital Inc.	4	110
General Dynamics Corporation	2	483
General Electric Company	7	1,352
General Mills, Inc.	4	273
General Motors Company	8	342
Genuine Parts Company	1	135
Gilead Sciences, Inc.	8	685
Global Payments Inc.	2	176
GoDaddy Inc. - Class A (a)	1	142
Goldman Sachs Group, Inc., The	2	1,067
Halliburton Company	6	172
Hartford Financial Services Group, Inc. , The	2	217
HCA Healthcare, Inc.	1	505
Healthpeak OP, LLC	5	103
HEICO Corporation	—	73
HEICO Corporation - Class A	1	102
Hess Corporation	2	252
Hewlett Packard Enterprise Company	9	175
Hilton Worldwide Holdings Inc.	2	370
Hologic, Inc. (a)	2	127
Home Depot, Inc. , The	7	2,666
Honeywell International Inc.	4	898
Hormel Foods Corporation	2	58
Host Hotels & Resorts, Inc.	5	84
Howmet Aerospace Inc.	3	267
HP, Inc.	6	231
Hubbell Incorporated	—	153
HubSpot, Inc. (a)	—	177
Humana Inc.	1	250
Huntington Bancshares Incorporated	9	139
Huntington Ingalls Industries, Inc.	—	67
IDEX Corporation	—	97
IDEXX Laboratories, Inc. (a)	1	277
Illinois Tool Works Inc.	2	514
Illumina, Inc. (a)	1	138
Incyte Corporation (a)	1	74
Ingersoll Rand Inc.	3	256
Insulet Corporation (a)	—	105
Intel Corporation	28	661
Intercontinental Exchange, Inc.	4	604
International Business Machines Corporation	6	1,347
International Flavors & Fragrances Inc.	2	178
International Paper Company	2	110
Intuit Inc.	2	1,145
Intuitive Surgical, Inc. (a)	2	1,140
Invitation Homes Inc.	4	139
IQVIA Holdings Inc (a)	1	290
Iron Mountain Incorporated	2	234
J.B. Hunt Transport Services, Inc.	1	89
Jack Henry & Associates, Inc.	1	90
Jacobs Solutions Inc.	1	110
James Hardie Industries Public Limited Company - CHESS	3	108
Johnson & Johnson	16	2,569
Johnson Controls International Public Limited Company	5	352
JPMorgan Chase & Co.	19	3,988
Juniper Networks, Inc.	2	81
Kellanova	2	141
Kenvue Inc.	12	270
Keurig Dr Pepper Inc.	7	260
KeyCorp	6	99
Keysight Technologies, Inc. (a)	1	181

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Kimberly-Clark Corporation	2	309
Kimco Realty OP, LLC	5	106
Kinder Morgan, Inc.	13	294
KKR & Co. Inc. - Class A	4	573
KLA Corporation	1	690
Kraft Heinz Company, The	6	201
Kroger Co., The	4	256
L3Harris Technologies, Inc.	1	294
Labcorp Holdings Inc.	1	120
Lam Research Corporation	1	708
Lamb Weston Holdings, Inc.	1	59
Las Vegas Sands Corp.	3	129
Legacy Vulcan Corp.	1	213
Leidos Holdings, Inc.	1	146
Lennar Corporation - Class A	2	300
Lennar Corporation - Class B	—	18
Lennox International Inc.	—	126
Liberty Media Corporation - Series A (a)	—	20
Liberty Media Corporation - Series C (a)	1	98
Linde Public Limited Company	3	1,515
Live Nation Entertainment, Inc. (a)	1	111
LKQ Corporation	2	67
Lockheed Martin Corporation	1	827
Loews Corporation	1	103
Lowe`s Companies, Inc.	4	1,034
LPL Financial Holdings Inc.	—	115
LyondellBasell Industries N.V. - Class A	2	168
M&T Bank Corporation	1	188
Marathon Oil Corporation	4	97
Marathon Petroleum Corporation	2	369
Markel Group Inc. (a)	—	130
Marriott International, Inc. - Class A	2	405
Marsh & Mclennan Companies, Inc.	3	729
Martin Marietta Materials, Inc.	—	222
Marvell Technology, Inc.	6	410
Masco Corporation	1	122
MasterCard Incorporated - Class A	5	2,706
McCormick & Company, Incorporated	2	143
McDonald's Corporation	5	1,448
McKesson Corporation	1	432
Medtronic, Inc.	9	778
Merck & Co., Inc.	17	1,903
Meta Platforms, Inc. - Class A	15	8,310
MetLife, Inc.	4	325
Mettler-Toledo International Inc. (a)	—	211
MGM Resorts International (a)	2	62
Microchip Technology Incorporated	4	282
Micron Technology, Inc.	7	758
Microsoft Corporation	49	21,163
Mid-America Apartment Communities, Inc.	1	121
Moderna, Inc. (a)	2	148
Molina Healthcare, Inc. (a)	—	127
Molson Coors Beverage Company - Class B	1	72
Mondelez International, Inc. - Class A	9	661
MongoDB, Inc. - Class A (a)	—	129
Monolithic Power Systems, Inc.	—	286
Monster Beverage 1990 Corporation (a)	5	257
Moody's Corporation	1	495
Morgan Stanley	8	871
Mosaic Company, The	2	59
Motorola Solutions, Inc.	1	494
MSCI Inc. - Class A	1	308
Nasdaq, Inc.	3	184
NetApp, Inc.	1	165
Netflix, Inc. (a)	3	2,021
Neurocrine Biosciences, Inc. (a)	1	78
Newmont Corporation	8	409
News Corporation - Class A	2	60
News Corporation - Class B	1	23
NextEra Energy, Inc.	14	1,147
NIKE, Inc. - Class B	8	702
NiSource Inc.	3	93
Norfolk Southern Corporation	1	368
Northern Trust Corporation	1	128
Northrop Grumman Corporation	1	520
NRG Energy, Inc.	1	130
Nucor Corporation	2	235
NVIDIA Corporation	157	19,084
NVR, Inc. (a)	—	196
Occidental Petroleum Corporation	4	214
Okta, Inc. - Class A (a)	1	87
Old Dominion Freight Line, Inc.	1	253
Omnicom Group Inc.	1	129
On Semiconductor Corporation (a)	3	206
ONEOK, Inc.	4	351
Oracle Corporation	11	1,799
O'Reilly Automotive, Inc. (a)	—	447
Otis Worldwide Corporation	3	288
Owens Corning	1	103
PACCAR Inc	3	334
Packaging Corporation of America	1	124
Palantir Technologies Inc. - Class A (a)	13	490
Palo Alto Networks, Inc. (a)	2	728
Parker-Hannifin Corporation	1	533
Paychex, Inc.	2	282
Paycom Software, Inc.	—	56
PayPal Holdings, Inc. (a)	7	527
PepsiCo, Inc.	9	1,547
Pfizer Inc.	37	1,081
PG&E Corporation	14	277
Philip Morris International Inc.	10	1,246
Phillips 66	3	366
Pinterest, Inc. - Class A (a)	4	128
Pool Corporation	—	98
PPG Industries, Inc.	2	201
PPL Corporation	5	168
Principal Financial Group, Inc.	2	141
Procter & Gamble Company, The	16	2,701
ProLogis Inc.	6	777
Prudential Financial, Inc.	2	289
PTC Inc. (a)	1	135
Public Service Enterprise Group Incorporated	3	300
Public Storage Operating Company	1	381
PulteGroup, Inc.	1	199
Qorvo, Inc. (a)	1	65
Qualcomm Incorporated	7	1,256
Quanta Services, Inc.	1	279
Quest Diagnostics Incorporated	1	117
Raymond James Financial, Inc.	1	157
Realty Income Corporation	6	359
Regency Centers Corporation	1	78
Regeneron Pharmaceuticals, Inc. (a)	1	730
Regions Financial Corporation	6	138
Reinsurance Group of America, Incorporated	—	92
Republic Services, Inc.	1	267
ResMed Inc.	1	239
Revvity, Inc.	1	109
Roblox Corporation - Class A (a)	3	152
Rockwell Automation, Inc.	1	208
Rollins, Inc.	2	102
Roper Technologies, Inc.	1	380
Ross Stores, Inc.	2	319
Royal Caribbean Cruises Ltd.	2	280
Royalty Pharma PLC - Class A	3	72
RTX Corporation	9	1,066
S&P Global Inc.	2	1,070
Salesforce, Inc.	6	1,684
SBA Communications Corporation - Class A	1	168
Schlumberger Limited	9	397
Seagate Technology Holdings Public Limited Company	1	142
Sempra	4	349
ServiceNow, Inc. (a)	1	1,219
Simon Property Group, Inc.	2	349
Sirius XM Holdings Inc. (a)	1	32
Skyworks Solutions, Inc.	1	101
Snap Inc. - Class A (a)	8	81
Snap-on Incorporated	—	107
Snowflake Inc. - Class A (a)	2	247
Southwest Airlines Co.	4	119

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
SS&C Technologies Holdings, Inc.	1	108
Stanley Black & Decker, Inc.	1	119
Starbucks Corporation	8	732
State Street Corporation	2	180
Steel Dynamics, Inc.	1	125
Steris Public Limited Company	1	155
Stryker Corporation	2	850
Sun Communities, Inc.	1	105
Super Micro Computer, Inc. (a) (b)	—	137
Synchrony Financial	3	129
Synopsys, Inc. (a)	1	507
Sysco Corporation	3	257
T. Rowe Price Group, Inc.	1	156
Take-Two Interactive Software, Inc. (a)	1	158
Targa Resources Corp.	1	220
Target Corporation	3	473
Teledyne Technologies Incorporated (a)	—	133
Teleflex Incorporated	—	77
Teradyne, Inc.	1	132
Tesla Inc. (a)	18	4,819
Texas Instruments Incorporated	6	1,238
Texas Pacific Land Corporation	—	110
Textron Inc.	1	112
The AES Corporation	4	88
The Carlyle Group, Inc.	2	66
The Cigna Group	2	650
The Clorox Company	1	135
The Cooper Companies, Inc. (a)	1	148
The Estee Lauder Companies Inc. - Class A	2	156
The Hershey Company	1	189
The Interpublic Group of Companies, Inc.	3	81
The J. M. Smucker Company	1	81
The PNC Financial Services Group, Inc.	3	486
The Progressive Corporation	4	983
The Sherwin-Williams Company	2	597
The Southern Company	7	638
Thermo Fisher Scientific Inc.	3	1,569
TJX Companies, Inc., The	8	892
T-Mobile US, Inc.	3	639
Tractor Supply Company	1	215
Trade Desk, Inc., The - Class A (a)	3	319
Trane Technologies Public Limited Company	2	585
TransDigm Group Incorporated	—	534
TransUnion	1	130
Travelers Companies, Inc. , The	1	348
Trimble Inc. (a)	2	104
Truist Financial Corporation	9	373
Twilio Inc. - Class A (a)	1	74
Tyler Technologies, Inc. (a)	—	162
Tyson Foods, Inc. - Class A	2	106
U.S. Bancorp	10	468
Uber Technologies, Inc. (a)	13	998
UDR, Inc.	2	90
Ulta Beauty, Inc. (a)	—	125
Union Pacific Corporation	4	993
United Airlines Holdings, Inc. (a)	2	123
United Parcel Service, Inc. - Class B	5	659
United Rentals, Inc.	—	359
UnitedHealth Group Incorporated	6	3,562
Unity Software Inc. (a) (b)	2	45
Universal Health Services, Inc. - Class B	—	88
Universal Music Group N.V. (b)	6	165
Valero Energy Corporation	2	280
Veeva Systems Inc. - Class A (a)	1	210
Ventas, Inc.	3	177
Veralto Corporation	2	176
VeriSign, Inc. (a)	1	105
Verisk Analytics, Inc.	1	255
Verizon Communications Inc.	28	1,242
Vertex Pharmaceuticals Incorporated (a)	2	792
Vertiv Holdings Co - Class A	2	237
Viatris Inc.	7	85
VICI Properties Inc.	7	224
Visa Inc. - Class A	11	3,000
Vistra Corp.	2	257
W. R. Berkley Corporation	2	111
W.P. Carey Inc.	1	87
W.W. Grainger, Inc.	—	312
Walgreens Boots Alliance, Inc.	4	40
Walmart Inc.	29	2,325
Walt Disney Company, The	12	1,165
Warner Bros. Discovery, Inc. - Series A (a)	14	117
Waste Connections, Inc.	2	304
Waste Management, Inc.	2	505
Waters Corporation (a)	—	149
Watsco, Inc.	—	109
WEC Energy Group Inc.	2	208
Wells Fargo & Company	23	1,293
Welltower Inc.	4	513
West Pharmaceutical Services, Inc.	—	140
Western Digital Corporation (a)	2	150
Westinghouse Air Brake Technologies Corporation	1	208
Westlake Corporation	—	35
Weyerhaeuser Company	5	159
Williams Companies, Inc., The	8	367
Willis Towers Watson Public Limited Company	1	202
Workday, Inc. - Class A (a)	1	346
Wynn Resorts, Limited	1	60
XCEL Energy Inc.	4	239
Xylem Inc.	2	215
Yum! Brands, Inc.	2	258
Zebra Technologies Corporation - Class A (a)	—	132
Zillow Group, Inc. - Class A (a)	—	16
Zillow Group, Inc. - Class C (a)	1	81
Zimmer Biomet Holdings, Inc.	1	144
Zoetis Inc. - Class A	3	592
Zoom Video Communications, Inc. - Class A (a)	2	114
Zscaler, Inc. (a)	1	105
		327,851
Japan 6.0%
ABC-Mart, Inc.	—	2
ACOM Co., Ltd. (b)	4	10
Advantest Corporation	5	221
AEON Co., Ltd.	5	146
AGC Inc.	1	39
Aisin Corporation	4	43
Ajinomoto Co., Inc.	3	128
ANA Holdings Inc.	1	21
Asahi Group Holdings, Ltd.	10	126
Asahi Intecc Co., Ltd.	2	30
Asahi Kasei Corporation	9	72
ASICS Corporation	5	109
Astellas Pharma Inc.	12	137
Bandai Namco Holdings Inc.	4	103
Bridgestone Corporation	4	154
Brother Industries, Ltd. (b)	2	33
Canon Inc.	6	206
Capcom Co., Ltd.	2	47
Central Japan Railway Company	6	141
Chubu Electric Power Co., Ltd.	5	61
Chugai Pharmaceutical Co., Ltd.	4	215
Concordia Financial Group, Ltd. (b)	9	49
Dai Nippon Printing Co., Ltd.	3	61
Daifuku Co., Ltd.	3	52
Dai-ichi Life Holdings, Inc.	6	163
Daiichi Sankyo Company, Limited	12	411
Daikin Industries, Ltd.	2	291
Daito Trust Construction Co., Ltd.	—	49
Daiwa House Industry Co., Ltd (b)	4	141
Daiwa Securities Group Inc. (b)	9	61
DENSO Corporation	14	211
DISCO Corporation	1	160
East Japan Railway Company	7	145
Eisai Co., Ltd. (b)	2	78
ENEOS Holdings, Inc.	19	107
FANUC Corporation	6	173
Fast Retailing Co., Ltd.	1	364
Fuji Electric Co., Ltd.	1	60
FUJIFILM Holdings Corporation	8	209

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Fujitsu Limited	11	226
Fukuoka Financial Group, Inc. (b)	1	28
GLP J-REIT	—	28
Hamamatsu Photonics K.K.	2	26
Hankyu Hanshin Holdings, Inc. (b)	2	52
Hikari Tsushin,Inc.	—	22
Hitachi Construction Machinery Co., Ltd.	1	17
Hitachi, Ltd.	31	804
Honda Motor Co., Ltd. (b)	32	336
Hoshizaki Corporation	1	28
Hoya Corporation	2	318
Hulic Co., Ltd.	3	35
IBIDEN Co., Ltd.	1	28
Idemitsu Kosan Co., Ltd.	6	43
Inpex Corporation	6	77
Isuzu Motors Limited	4	56
ITOCHU Corporation	9	479
Japan Airlines Co., Ltd.	1	18
Japan Exchange Group, Inc.	7	94
Japan Metropolitan Fund Investment Corporation	—	32
Japan Post Bank Co., Ltd.	9	88
Japan Post Holdings Co., Ltd.	14	130
Japan Post Insurance Co., Ltd.	1	16
Japan Real Estate Investment Corporation (b)	—	36
Japan Tobacco Inc.	7	219
JFE Holdings, Inc. (b)	4	52
Kajima Corporation	3	60
Kao Corporation	3	153
Kawasaki Heavy Industries, Ltd.	1	45
Kawasaki Kisen Kaisha, Ltd. (b)	3	47
KDDI Corporation	10	310
Keisei Electric Railway Co., Ltd. (b)	1	24
Keyence Corporation	1	573
Kikkoman Corporation (b)	5	63
Kintetsu Group Holdings Co., Ltd	1	32
Kirin Holdings Company, Limited	6	87
Kobe Bussan Co., Ltd. (b)	1	25
Koito Manufacturing Co., Ltd.	2	25
Komatsu Ltd. (b)	6	167
Konami Holdings Corporation (b)	1	51
Kubota Corporation	8	109
Kurita Water Industries Ltd.	1	30
KYOCERA Corporation (b)	10	112
Kyoto Financial Group, Inc. (b)	2	31
Kyowa Kirin Co., Ltd.	2	32
Lasertec Co., Ltd.	1	83
LY Corporation	18	52
M3, Inc.	3	28
Makita Corporation	2	61
Marubeni Corporation	11	183
MatsukiyoCocokara & Co. (b)	3	44
Mazda Motor Corporation	4	31
McDonald's Holdings Company (Japan), Ltd.	1	24
Meiji Holdings Co., Ltd. (b)	2	50
Minebeamitsumi Inc. (b)	2	38
MISUMI Group Inc.	2	36
Mitsubishi Chemical Group Corporation	10	62
Mitsubishi Corporation	27	560
Mitsubishi Electric Corporation	14	220
Mitsubishi Estate Co., Ltd.	8	129
Mitsubishi HC Capital Inc. (b)	5	38
Mitsubishi Heavy Industries, Ltd.	22	326
Mitsubishi Motors Corporation (b)	5	12
Mitsubishi UFJ Financial Group Inc	78	792
Mitsui & Co., Ltd.	20	440
Mitsui Chemicals, Inc.	1	24
Mitsui Fudosan Co., Ltd.	18	171
Mitsui O.S.K. Lines, Ltd. (b)	3	86
Mizuho Bank, Ltd.	2	46
Mizuho Financial Group, Inc. (b)	17	355
MonotaRO Co., Ltd.	2	25
MS&AD Insurance Group Holdings, Inc.	9	203
Murata Manufacturing Co., Ltd. (b)	12	246
Nec Corporation	2	163
NEXON Co., Ltd.	2	43
NGK Insulators, Ltd. (b)	2	25
Nidec Corporation (b)	7	143
Nintendo Co., Ltd. (b)	7	384
Nippon Building Fund Inc.	—	50
Nippon Express Co., Ltd.	1	32
Nippon Paint Holdings Co., Ltd.	7	54
Nippon Prologis REIT, Inc.	—	27
Nippon Sanso Holdings Corporation (b)	1	44
Nippon Steel Corporation	6	145
Nippon Telegraph and Telephone Corporation	191	195
Nippon Yusen Kabushiki Kaisha	3	124
Nissan Chemical Corporation	1	36
Nissan Motor Co., Ltd.	13	36
Nissin Food Holdings Co., Ltd.	2	42
Niterra Co., Ltd.	1	39
Nitori Holdings Co., Ltd.	1	74
Nitto Denko Corporation	4	67
Nomura Holdings, Inc. (b)	20	103
Nomura Real Estate Holdings, Inc.	1	19
Nomura Real Estate Master Fund, Inc.	—	31
Nomura Research Institute, Ltd.	3	103
NTT DATA Corporation	4	68
Obayashi Corporation (b)	5	62
OBIC Co., Ltd.	3	88
Odakyu Electric Railway Co., Ltd. (b)	2	27
Olympus Corporation	8	148
OMRON Corporation (b)	1	64
Ono Pharmaceutical Co., Ltd.	3	45
Oracle Corporation Japan	—	21
Oriental Land Co., Ltd.	7	186
ORIX Corporation	7	172
Osaka Gas Co., Ltd.	3	67
Otsuka Corporation	2	40
Otsuka Holdings Co., Ltd.	3	176
Pan Pacific International Holdings Corporation	4	93
Panasonic Holdings Corporation (b)	14	125
Rakuten Group, Inc.	10	65
Recruit Holdings Co., Ltd.	10	621
Renesas Electronics Corporation	10	143
Resona Holdings, Inc.	14	100
Ricoh Company, Ltd.	4	46
ROHM Co., Ltd.	2	27
SBI Holdings, Inc.	2	42
SCREEN Holdings Co., Ltd. (b)	1	42
SCSK Corporation	1	19
Secom Co., Ltd.	3	96
Seiko Epson Corporation.	2	31
Sekisui Chemical Co., Ltd.	3	48
Sekisui House, Ltd.	4	111
Seven & I Holdings Co., Ltd.	15	231
SG Holdings Co., Ltd. (b)	2	26
Shimadzu Corporation (b)	2	63
Shimano Inc.	1	94
Shimizu Corporation	4	29
Shin-Etsu Chemical Co., Ltd.	13	565
Shionogi & Co., Ltd.	6	86
Shiseido Company, Limited (b)	3	73
SMC Corporation	—	178
SoftBank Corp.	187	244
SoftBank Group Corp	6	366
Sojitz Corporation	1	35
Sompo Holdings, Inc. (b)	6	142
Sony Group Corporation	39	759
Square Enix Holdings Co., Ltd.	—	16
Subaru Corporation. (b)	4	74
SUMCO Corporation	2	24
Sumitomo Corporation	8	186
Sumitomo Electric Industries, Ltd.	5	84
Sumitomo Metal Mining Co., Ltd.	2	45
Sumitomo Mitsui Financial Group, Inc. (b)	26	557
Sumitomo Mitsui Trust Bank, Limited	5	118
Sumitomo Realty & Development Co., Ltd. (b)	3	107
Suntory Beverage & Food Limited	1	34
Suzuki Motor Corporation	12	129
Sysmex Corporation	4	79

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
T&D Holdings, lnc.	3	54
Taisei Corporation	1	57
Takeda Pharmaceutical Co Ltd (b)	10	300
TDK Corporation	11	148
Terumo Corporation	10	185
The Chiba Bank, Ltd.	5	40
The Kansai Electric Power Company, Incorporated	5	84
TIS Inc.	1	36
TOBU Railway Co., LTD. (b)	1	24
Toho Co., Ltd.	1	24
Tokio Marine Holdings, Inc.	13	468
Tokyo Century Corporation	1	14
Tokyo Electric Power Company Holdings, Inc. (a)	6	29
Tokyo Electron Limited	3	533
Tokyo Gas Co., Ltd. (b)	3	58
Tokyu Corporation	4	48
Tokyu Fudosan Holdings Co., Ltd. (b)	5	33
TOPPAN Holdings Inc. (b)	2	50
Toray Industries, Inc. (b)	12	69
Tosoh Corporation	2	29
TOTO Ltd.	1	41
Toyo Suisan Kaisha, Ltd.	1	33
Toyota Industries Corporation (b)	1	92
Toyota Motor Corporation	78	1,405
Toyota Tsusho Corporation	5	87
Trend Micro Incorporated	1	59
Unicharm Corporation	3	90
West Japan Railway Company	3	61
Yakult Honsha Co., Ltd. (b)	2	51
Yamaha Motor Co., Ltd.	6	54
Yamato Holdings Co., Ltd.	2	19
Yaskawa Electric Corporation	2	52
Yokogawa Electric Corporation	2	41
Zensho Holdings Co., Ltd.	1	33
ZOZO, Inc. (b)	1	36
		27,991
United Kingdom 3.8%
3I Group PLC	6	287
Admiral Group PLC	2	66
Anglo American PLC	8	261
Ashtead Group Public Limited Company	3	222
Associated British Foods PLC	2	63
AstraZeneca PLC	10	1,596
Auto Trader Group PLC	6	75
Aviva PLC	18	117
B&M European Value Retail S.A.	6	32
BAE Systems PLC	20	328
Barclays PLC	97	291
Barratt Developments PLC	9	57
BP P.L.C.	111	581
British American Tobacco P.L.C.	13	485
BT Group PLC (b)	45	89
Bunzl Public Limited Company	2	99
Burberry Group PLC	2	18
Centrica PLC	32	51
CNH Industrial N.V.	5	55
Coca-Cola Europacific Partners PLC	1	111
Compass Group PLC	11	366
Convatec Group PLC (d)	11	33
Croda International Public Limited Company	1	53
CVC Capital Partners PLC (a)	3	75
Diageo PLC	15	511
DS Smith PLC	9	57
Entain PLC	4	40
Experian PLC	6	326
Fiat Chrysler Automobiles N.V.	14	197
Flutter Entertainment Public Limited Company (a)	1	245
GSK PLC	27	555
Haleon PLC	41	216
Halma Public Limited Company	3	90
Hargreaves Lansdown PLC	3	40
Hikma Pharmaceuticals Public Limited Company	1	31
Hiscox Ltd.	2	36
Howden Joinery Group PLC	4	50
HSBC Holdings PLC	124	1,107
Imperial Brands PLC	6	175
Informa PLC	8	90
InterContinental Hotels Group PLC	1	110
Intermediate Capital Group PLC	2	59
International Consolidated Airlines Group, S.A.	22	61
Intertek Group Plc	1	80
J Sainsbury PLC	12	46
JD Sports Fashion PLC	18	37
Kingfisher PLC	10	44
Land Securities Group PLC	5	40
Legal & General Group PLC	38	116
Lloyds Banking Group PLC	400	314
London Stock Exchange Group PLC	3	398
M&G PLC	13	35
Melrose Industries PLC	8	49
Mondi PLC	3	58
National Grid PLC	32	443
NatWest Group PLC	40	184
Next PLC	1	101
NMC Health PLC (e)	1	—
Pearson PLC	5	62
Pentair Public Limited Company	1	112
Persimmon Public Limited Company	2	50
Phoenix Group Holdings PLC	6	42
Prudential Public Limited Company	18	167
Reckitt Benckiser Group PLC	5	294
Relx PLC	12	588
Rentokil Initial PLC	16	76
Rightmove PLC	6	49
Rio Tinto PLC	7	484
Rolls-Royce Holdings PLC (a)	56	394
Schroders PLC	5	25
SEGRO Public Limited Company	7	84
Severn Trent PLC	2	53
Shell PLC - Class A	42	1,360
Smith & Nephew PLC	6	97
Smiths Group PLC	2	48
Spirax Group PLC	1	52
SSE PLC	7	185
Standard Chartered PLC	14	147
Taylor Wimpey PLC	26	57
Tesco PLC	46	220
The Berkeley Group Holdings PLC	1	41
The Sage Group PLC.	6	83
Unilever PLC	16	1,061
United Utilities PLC	5	65
Vodafone Group Public Limited Company	133	133
Weir Group PLC(The)	2	51
Whitbread PLC	1	45
Wise PLC - Class A (a)	5	41
WPP 2012 Limited	7	69
		17,587
Canada 3.0%
Agnico Eagle Mines Limited	3	261
Air Canada (a)	1	16
Alimentation Couche-Tard Inc.	5	275
AltaGas Ltd.	1	36
ARC Resources Ltd. (b)	4	65
Bank of Montreal	5	425
Bank of Nova Scotia, The (b)	8	427
Banque Nationale Du Canada (b)	2	217
Barrick Gold Corporation	12	231
Brookfield Asset Management Ltd. - Class A	2	117
Brookfield Corporation - Class A	8	451
CAE Inc. (a)	2	39
Cameco Corporation	3	134
Canadian Apartment Properties Real Estate Investment Trust	1	20
Canadian Imperial Bank of Commerce (b)	6	373
Canadian National Railway Company	4	411
Canadian Natural Resources Limited (b)	14	468
Canadian Pacific Kansas City Limited	6	521
Canadian Tire Corporation, Limited - Class A	—	48
Canadian Utilities Limited - Class A	1	24

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
CCL Industries Inc. - Class B	1	63
Cenovus Energy Inc.	9	146
CGI Inc. - Class A (a)	1	160
Constellation Software Inc.	—	446
Dollarama Inc.	2	194
Emera Incorporated (b) (d)	2	67
Enbridge Inc.	14	571
Fairfax Financial Holdings Limited	—	182
Finning International Inc.	1	36
FirstService Corporation (b)	—	48
Fortis Inc.	3	145
Franco-Nevada Corporation	1	160
George Weston Limited	—	68
GFL Environmental Inc.	1	58
Great-West Lifeco Inc.	2	61
Groupe WSP Global Inc.	1	151
Hydro One Limited	2	80
iA Societe Financiere Inc.	1	51
IGM Financial Inc.	1	15
Imperial Oil Limited (b)	1	76
Intact Financial Corporation	1	218
Ivanhoe Mines Ltd - Class A (a) (b)	5	79
Keyera Corp. (d)	2	53
Kinross Gold Corporation	8	76
Les Vetements de Sport Gildan Inc. - Class A	1	48
Loblaw Companies Limited	1	133
Lululemon Athletica Inc. (a)	1	201
Lundin Mining Corporation	5	49
Magna International Inc.	2	70
Manulife Financial Corporation	12	353
Metro Inc. - Class A	2	105
Nutrien Ltd. (b)	3	152
Open Text Corporation	2	60
Pembina Pipeline Corporation	4	157
Power Corporation of Canada (b)	4	120
Quebecor Inc. - Class B	1	31
RB Global, Inc.	1	96
Restaurant Brands International Limited Partnership	2	144
Rogers Communications Inc. - Class B	2	97
Royal Bank of Canada	9	1,161
Saputo Inc.	2	35
Shopify Inc. - Class A (a)	8	635
Stantec Inc.	1	49
Sun Life Financial Inc.	4	226
Suncor Energy Inc.	8	310
TC Energy Corporation (b)	7	316
Teck Resources Limited - Class B	3	155
TELUS Corporation	3	50
TFI International Inc.	1	71
Thomson Reuters Corporation	1	157
TMX Group Limited	2	59
Toronto-Dominion Bank, The	12	748
Tourmaline Oil Corp	2	109
West Fraser Timber Co. Ltd.	—	39
Wheaton Precious Metals Corp.	3	183
		13,882
France 2.7%
Aeroports de Paris	—	28
Airbus SE	4	567
Amundi (d)	—	32
AXA	12	446
Biomerieux SA	—	37
BNP Paribas	7	475
Bollore SE	6	38
Bouygues	1	50
Bureau Veritas	2	68
Capgemini France	1	231
Carrefour	4	60
Compagnie De Saint-Gobain	3	277
Compagnie Generale des Etablissements Michelin	4	181
Credit Agricole SA	8	121
Danone	4	312
Dassault Aviation	—	29
Dassault Systemes	5	182
Edenred	2	63
Eiffage	1	55
Engie	12	201
EssilorLuxottica	2	466
Eurofins Scientific SE (b)	1	57
Getlink S.E.	2	41
Hermes International	—	555
IPSEN	—	30
Kering	—	128
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	4	729
Legrand	2	197
L'Oreal	2	718
LVMH Moet Hennessy Louis Vuitton	2	1,302
Orange	11	130
Pernod Ricard	1	199
Publicis Groupe SA	2	165
Safran	2	533
Sanofi	8	865
Sartorius Stedim Biotech	—	32
Schneider Electric SE	4	960
Societe d'exploitation Hoteliere	—	38
Societe Generale	5	122
Thales	1	101
TotalEnergies SE (b)	14	923
Veolia Environnement	4	134
VINCI	3	365
Vivendi SE	4	51
		12,294
Switzerland 2.1%
ABB Ltd - Class N	10	606
Alcon AG	3	321
Chocoladefabriken Lindt & Sprungli AG - Class N	—	127
Coca-Cola HBC AG	1	48
Compagnie Financiere Richemont SA	4	562
EMS-Chemie Holding AG	—	40
Galderma Group AG (a)	—	33
Geberit AG - Class N	—	145
Givaudan SA - Class N	—	334
Glencore PLC	64	364
Holcim AG	3	312
Julius Bar Gruppe AG - Class N	1	72
Kuhne & Nagel International AG	—	84
Lonza Group AG	—	294
Nestle S.A. - Class N	17	1,735
Novartis AG - Class N	13	1,501
Partners Group Holding AG	—	209
Roche Holding AG	—	60
Sandoz Group AG	3	111
Schindler Holding AG - Class N	—	42
SGS SA	1	116
Sika AG	1	355
Sonova Holding AG	—	114
Straumann Holding AG - Class N	1	116
Swiss Life Holding AG - Class N	—	157
Swiss Re AG	2	264
Swisscom AG - Class N	—	111
The Swatch Group AG	—	43
The Swatch Group AG - Class N	—	15
UBS Group AG	21	651
Zurich Insurance Group AG - Class N	1	578
		9,520
Germany 2.0%
Adidas AG - Class N	1	271
Allianz SE	3	854
BASF SE - Class N	6	303
Bayer Aktiengesellschaft - Class N	6	195
Bayerische Motoren Werke Aktiengesellschaft	2	170
Beiersdorf Aktiengesellschaft	1	95
Brenntag SE - Class N	1	64
Carl Zeiss Meditec AG	—	18
Commerzbank Aktiengesellschaft	6	113
Continental Aktiengesellschaft	1	47
Covestro AG (a) (d)	1	76

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Daimler Truck Holding AG	3	122
Deutsche Bank Aktiengesellschaft - Class N	13	217
Deutsche Borse Aktiengesellschaft - Class N	1	289
Deutsche Lufthansa Aktiengesellschaft	4	30
Deutsche Post AG - Class N	6	286
Deutsche Telekom AG - Class N	23	668
E.ON SE - Class N	15	225
Evonik Industries AG	1	30
Fresenius SE & Co. KGaA (a)	3	107
Hannover Ruck SE - Class N	—	109
Heidelberg Materials AG	1	97
Henkel AG & Co. KGaA	1	54
Infineon Technologies AG - Class N	9	301
Mercedes-Benz Group AG - Class N	5	344
MERCK Kommanditgesellschaft auf Aktien	1	154
MTU Aero Engines AG - Class N	—	115
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	1	496
Qiagen N.V. (a)	2	71
Rheinmetall Aktiengesellschaft	—	154
RWE Aktiengesellschaft	5	168
SAP SE	7	1,573
Siemens Aktiengesellschaft - Class N	5	949
Siemens Energy AG (a)	3	129
Siemens Healthineers AG (d)	2	104
Symrise AG	1	109
Talanx Aktiengesellschaft	—	30
Vonovia SE	6	205
		9,342
Australia 1.9%
Amcor Pty Ltd	9	104
Ampol Limited	1	32
ANZ Group Holdings Limited	20	414
Aristocrat Leisure Limited	4	169
ASX Limited	1	55
Atlas Arteria Limited	5	18
Atlassian Corporation - Class A (a)	1	165
Aurizon Holdings Limited	13	31
Australian Pipeline Trust	8	41
BHP Group Limited	33	1,052
BlueScope Steel Limited	2	36
Brambles Limited	9	117
Cochlear Limited	—	80
Coles Group Limited	9	116
Commonwealth Bank of Australia	11	1,043
Computershare Limited	4	65
CSL Limited	3	628
DEXUS Funds Management Limited	8	42
Endeavour Group Limited	9	30
Fortescue Ltd	11	150
Goodman Funding Pty Ltd	12	303
GPT Management Holdings Limited	13	46
Insurance Australia Group Limited	16	80
Macquarie Group Limited	3	402
Medibank Private Limited	18	46
Mineral Resources Limited (b)	1	42
Mirvac Limited	25	37
National Australia Bank Limited	21	538
Northern Star Resources Ltd	8	87
Orica Limited	3	37
Origin Energy Limited	10	72
Pilbara Minerals Limited (a) (b)	20	48
Qantas Airways Limited (a)	5	28
QBE Insurance Group Limited	10	110
Ramsay Health Care Limited	1	38
REA Group Ltd (b)	—	52
Reece Limited (b)	2	44
Rio Tinto Limited	3	223
Santos Limited	21	104
Scentre Group Limited	38	95
SEEK Limited	2	40
Seven Group Holdings Limited	1	27
Sonic Healthcare Limited	3	61
South32 Limited	30	79
Stockland Corporation Ltd	16	58
Suncorp Group Limited	9	108
Telstra Corporation Limited	27	74
The Lottery Corporation Limited	16	58
TPG Corporation Limited (b)	3	12
Transurban Holdings Limited	21	189
Treasury Wine Estates Limited	5	43
Vicinity Centres RE Ltd	26	40
Washington H. Soul Pattinson and Company Limited (b)	2	40
Wesfarmers Limited	7	364
Westpac Banking Corporation	23	504
WiseTech Global Limited	1	105
Woodside Energy Group Ltd	13	220
Woolworths Group Limited	8	177
Worley Limited	2	22
		9,041
Netherlands 1.2%
Adyen N.V. (a) (d)	—	324
Aegon Ltd.	10	67
Akzo Nobel N.V.	1	77
ASM International N.V.	—	191
ASML Holding N.V.	3	2,172
DSM-Firmenich AG	1	190
Exor Nederland N.V.	1	66
HAL Trust	—	41
Heineken Holding N.V.	1	62
Heineken N.V.	2	168
ING Groep N.V.	22	395
JDE Peet's N.V.	—	9
Koninklijke Ahold Delhaize N.V.	6	198
Koninklijke KPN N.V.	24	100
Koninklijke Philips N.V.	5	168
NN Group N.V.	2	85
NXP Semiconductors N.V.	2	408
Prosus N.V. - Class N	9	409
STMicroelectronics N.V. (b)	4	131
Wolters Kluwer N.V. - Class C	2	270
		5,531
Sweden 0.9%
AB Sagax - Class B	1	32
Aktiebolaget Industrivarden - Class A	1	25
Aktiebolaget Industrivarden - Class C	1	43
Aktiebolaget SKF - Class B	3	51
Aktiebolaget Volvo - Class A	1	39
Aktiebolaget Volvo - Class B	10	252
Alfa Laval AB	2	98
ASSA ABLOY AB - Class B	7	233
Atlas Copco Aktiebolag - Class A	17	324
Atlas Copco Aktiebolag - Class B	10	167
Axfood AB (b)	1	20
Boliden AB	2	65
Castellum Aktiebolag (a)	3	43
Epiroc Aktiebolag - Class A	4	81
Epiroc Aktiebolag - Class B	3	51
EQT AB (d)	5	167
Essity Aktiebolag (publ) - Class B	4	130
Evolution AB (publ) (d)	1	123
Fastighets AB Balder - Class B (a)	5	40
G&L Beijer Ref AB - Class B (b)	2	34
Getinge AB - Class B	1	32
H & M Hennes & Mauritz AB - Class B (b)	4	60
Hexagon Aktiebolag - Class B	14	147
Holmen Aktiebolag - Class B	—	13
Husqvarna Aktiebolag - Class B (b)	3	20
Indutrade Aktiebolag	2	53
Investment Ab Latour - Class B	1	29
Investor Aktiebolag - Class A	4	120
Investor Aktiebolag - Class B	11	354
L E Lundbergforetagen Aktiebolag (publ) - Series B (b)	1	30
Lifco AB (Publ) - Class B	1	44
NIBE Industrier AB - Class B (b)	12	64
Nordnet AB	1	23
Saab AB - Class B (b)	2	47

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Sandvik Aktiebolag	6	145
Securitas AB - Class B	3	44
Skandinaviska Enskilda Banken AB - Class A	10	149
Skanska AB - Class B	2	40
SSAB AB - Class A	4	19
SSAB AB - Class B	2	10
Svenska Cellulosa Aktiebolaget SCA - Class B	4	56
Svenska Handelsbanken AB - Class A	10	100
Swedbank AB - Class A	7	140
Swedish Orphan Biovitrum AB (Publ) (a)	1	36
Tele2 AB - Class B	3	38
Telefonaktiebolaget LM Ericsson - Class B	18	137
Telia Company AB	17	56
Trelleborg AB - Class B	1	52
Volvo Cars AB - Class B (a) (b)	4	12
		4,088
Denmark 0.8%
A.P. Moller - Maersk A/S - Class A	—	23
A.P. Moller - Maersk A/S - Class B	—	37
Carlsberg A/S - Class B	1	70
Coloplast A/S - Class B	1	122
Danske Bank A/S	4	125
Demant A/S (a)	1	24
DSV A/S	1	230
Genmab A/S (a)	—	99
Novo Nordisk A/S - Class B	21	2,517
Novozymes A/S - Class B	2	173
Orsted A/S (a) (d)	1	84
Pandora A/S	1	92
Tryg A/S	2	53
Vestas Wind Systems A/S (a) (b)	6	141
		3,790
Spain 0.7%
ACS, Actividades de Construccion y Servicios, S.A.	2	72
AENA, S.M.E., S.A. (d)	—	105
Amadeus IT Holding, S.A. (d)	3	201
Banco Bilbao Vizcaya Argentaria, S.A.	37	403
Banco Santander, S.A.	102	522
CaixaBank, S.A. (b)	26	153
Cellnex Telecom, S.A. (d)	4	158
Endesa, S.A.	2	48
Ferrovial SE	3	144
Iberdrola, Sociedad Anonima	39	603
Industria de Diseno Textil, S.A.	7	433
Naturgy Energy Group, S.A.	1	27
Redeia Corporacion SA	2	42
Repsol SA	8	102
Telefonica, S.A. (b)	32	159
		3,172
Italy 0.7%
A2a S.P.A.	11	24
Amplifon S.p.A	1	25
Assicurazioni Generali Societa' Per Azioni	7	201
Banca Mediolanum SpA	2	21
Banco BPM Societa' Per Azioni	9	58
Buzzi S.p.A.	—	16
Davide Campari-Milano N.V. (b)	4	30
DiaSorin S.p.A.	—	18
Enel S.p.A	51	408
Eni S.P.A.	14	210
Ferrari N.V.	1	377
Finecobank Banca Fineco S.P.A.	4	70
Hera S.p.A.	5	21
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (d)	2	27
Intesa Sanpaolo SPA	106	452
Leonardo S.p.A.	3	61
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	4	65
Moncler S.p.A.	1	83
Nexi S.p.A. (a) (b)	4	24
Pirelli & C. S.p.A. (d)	3	18
Poste Italiane - Societa' Per Azioni (d)	3	44
Prysmian S.p.A.	2	140
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	1	43
Snam S.P.A.	14	71
Telecom Italia S.p.A. (b)	29	8
Terna - Rete Elettrica Nazionale Societa Per Azioni	9	82
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	11	477
		3,074
Hong Kong 0.5%
AIA Group Limited	75	649
Budweiser Brewing Company APAC Limited (d)	13	17
CK Asset Holdings Limited	10	46
CK Hutchison Holdings Limited	18	102
CK Infrastructure Holdings Limited	4	27
CLP Holdings Limited	11	101
ESR Group Limited (d)	18	29
Hang Lung Properties Limited	14	14
Hang Seng Bank, Limited	4	51
Henderson Land Development Company Limited	9	29
HKT Trust	17	22
Hong Kong And China Gas Company Limited -The-	76	62
Hong Kong Exchanges and Clearing Limited	8	315
Jardine Matheson Holdings Limited	1	39
Link Real Estate Investment Trust	18	87
MTR Corporation Limited	11	41
Power Assets Holdings Limited	9	61
Sino Land Company Limited	12	13
Sun Hung Kai Properties Limited	12	136
Swire Pacific Limited - Class A	1	6
Swire Pacific Limited - Class B	22	30
Swire Properties Limited	8	16
Techtronic Industries Company Limited	9	143
WH Group Limited (d)	52	41
Wharf (Holdings) Limited, The (b)	4	11
Wharf Real Estate Investment Company Limited	11	38
		2,126
Singapore 0.3%
Capitaland Ascendas REIT	23	51
Capitaland Group Pte. Ltd.	35	58
Capitaland Investment Limited	17	40
City Developments Limited	4	15
DBS Group Holdings Ltd	14	406
Genting Singapore Limited	41	28
Jardine Cycle & Carriage Limited (b)	—	2
Keppel Ltd.	9	46
Mapletree Commercial Trust Treasury Company Pte. Ltd. (d)	13	15
Oversea-Chinese Banking Corporation Limited	22	255
Singapore Airlines Limited (b)	9	46
Singapore Exchange Limited	6	53
Singapore Technologies Engineering Ltd	10	38
Singapore Telecommunications Limited	53	133
United Overseas Bank Limited	9	230
Wilmar International Limited	14	37
		1,453
Finland 0.3%
Elisa Oyj	1	52
Fortum Oyj (b)	3	48
Huhtamaki Oyj (b)	1	25
Kesko Oyj - Class A	1	13
Kesko Oyj - Class B (b)	2	40
Kone Corporation - Class B	2	143
Metso Oyj (b)	4	49
Neste Oyj (b)	3	57
Nokia Oyj	34	147
Nordea Bank Abp	21	247
Orion Oyj - Class A	—	11
Orion Oyj - Class B	1	37
Sampo Oyj - Class A	3	140
Stora Enso Oyj - Class R	4	52
UPM-Kymmene Oyj	4	121
Wartsila Oyj Abp	3	68
		1,250

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Belgium 0.3%
Ackermans	—	32
Ageas SA/NV	1	54
Anheuser-Busch InBev	6	406
argenx SE (a)	—	209
Azelis Group (b)	1	16
Colruyt Group	—	7
D'Ieteren Group	—	29
Elia Group	—	21
Groupe Bruxelles Lambert - Groep Brussel Lambert	1	41
KBC Groep	2	135
Sofina	—	27
Syensqo	—	37
UCB	1	149
Umicore	1	17
Warehouses De Pauw	1	25
		1,205
Ireland 0.2%
CRH Public Limited Company	4	414
DCC Public Limited Company	1	46
Kerry Group Public Limited Company - Class A	1	113
Kingspan Group Public Limited Company	1	95
Smurfit Westrock Public Limited Company	3	154
Te Connectivity Public Limited Company	2	304
		1,126
Norway 0.2%
Aker ASA	—	8
Aker BP ASA	1	30
Autostore Holdings Ltd (a) (d)	2	2
DNB Bank ASA	5	112
Equinor ASA	5	136
Gjensidige Forsikring ASA	1	26
Kongsberg Gruppen ASA	1	60
Mowi ASA	3	47
Norsk Hydro ASA	9	59
Orkla ASA	6	52
SalMar ASA	—	19
Schibsted ASA - Class A	1	27
Schibsted ASA - Class B	—	6
Storebrand ASA	3	35
Telenor ASA	5	58
Var Energi ASA	4	13
Yara International ASA	1	34
		724
Argentina 0.1%
MercadoLibre, Inc. (a)	—	659
Israel 0.1%
Azrieli Group Ltd.	—	17
Bank Hapoalim Ltd	9	85
Bank Leumi Le-Israel B.M.	10	97
Elbit Systems Ltd.	—	35
ICL Group Ltd	5	22
Israel Discount Bank Limited	7	40
Mizrahi Tefahot Bank Ltd	1	36
Nice Ltd (a)	—	68
Teva Pharmaceutical Industries Ltd (a)	8	136
		536
Poland 0.1%
Allegro.eu (a) (d)	4	38
Bank Polska Kasa Opieki - Spolka Akcyjna	1	45
Dino Polska Spolka Akcyjna (a) (d)	—	28
ING Bank Slaski Spolka Akcyjna	—	15
KGHM Polska Miedz Spolka Akcyjna	1	33
LPP Spolka Akcyjna	—	33
Orlen S A	4	57
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	6	80
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	4	40
Santander Bank Polska Spolka Akcyjna	—	25
		394
Austria 0.1%
Andritz AG	—	34
BAWAG Group AG (d)	—	36
Erste Group Bank AG	2	112
EVN AG	—	12
OMV Aktiengesellschaft	1	41
Raiffeisen Bank International AG	1	18
Telekom Austria Aktiengesellschaft	1	9
Verbund AG (b)	—	34
Vienna Insurance Group AG Wiener Versicherung Gruppe	—	12
voestalpine AG	1	19
		327
New Zealand 0.1%
Auckland International Airport Limited	9	42
Contact Energy Limited	5	27
Fisher & Paykel Healthcare Corporation Limited	4	78
Mercury NZ Limited	4	18
Meridian Energy Limited	9	35
Spark New Zealand Limited	14	26
		226
Portugal 0.0%
EDP Renovaveis, S.A.	2	30
EDP, S.A.	20	90
Galp Energia, SGPS, S.A.	3	51
Jeronimo Martins, SGPS, S.A.	2	36
		207
South Korea 0.0%
Coupang, Inc. - Class A (a)	8	196
Luxembourg 0.0%
ArcelorMittal	3	83
Tenaris S.A.	2	38
		121
Macau 0.0%
Galaxy Entertainment Group Limited	14	69
Sands China Ltd. (a)	16	41
		110
Mexico 0.0%
Fresnillo PLC	1	9
Southern Copper Corporation	1	70
		79
China 0.0%
WuXi Biologics (Cayman) Inc. (a) (d)	32	72
Chile 0.0%
Antofagasta PLC	2	52
Zambia 0.0%
First Quantum Minerals Ltd (a)	4	52
Russian Federation 0.0%
Evraz PLC (a) (d) (e)	3	—
Total Common Stocks (cost $250,446)		458,078
PREFERRED STOCKS 0.4%
Switzerland 0.3%
Chocoladefabriken Lindt & Sprungli AG	—	77
Roche Holding AG	5	1,454
Schindler Holding AG	—	81
		1,612
Germany 0.1%
Bayerische Motoren Werke Aktiengesellschaft	—	29
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	1	56
Henkel AG & Co. KGaA (f)	1	102
Sartorius Aktiengesellschaft	—	47
Volkswagen Aktiengesellschaft (f)	1	146
		380
Italy 0.0%
Telecom Italia S.p.A.	80	26
Total Preferred Stocks (cost $1,847)		2,018
WARRANTS 0.0%
Canada 0.0%
Constellation Software Inc. (a) (e)	—	—
Total Warrants (cost $0)		—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 1.3%
Investment Companies 0.7%
JNL Government Money Market Fund - Class I, 4.82% (c) (g)	3,030	3,030
Securities Lending Collateral 0.6%
JNL Government Money Market Fund - Class SL, 4.92% (c) (g)	2,730	2,730
Total Short Term Investments (cost $5,760)		5,760
Total Investments 100.4% (cost $258,053)		465,856
Other Derivative Instruments (0.0)%		(14)
Other Assets and Liabilities, Net (0.4)%		(1,690)
Total Net Assets 100.0%		464,152

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2024.

(c) Investment in affiliate.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(f) Convertible security.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/Mellon World Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	261	—	—	7	—	99	360	0.1
JNL Government Money Market Fund, 4.82% - Class I	3,852	28,133	28,955	138	—	—	3,030	0.6
JNL Government Money Market Fund, 4.92% - Class SL	635	12,039	9,944	14	—	—	2,730	0.6
	4,748	40,172	38,899	159	—	99	6,120	1.3

JNL/Mellon World Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	02/28/19	353	324	0.1
AENA, S.M.E., S.A.	09/22/17	89	105	—
Allegro.eu	06/18/21	54	38	—
Amadeus IT Holding, S.A.	09/22/17	182	201	0.1
Amundi	11/30/17	38	32	—
Autostore Holdings Ltd	12/17/21	7	2	—
BAWAG Group AG	04/23/21	24	36	—
Budweiser Brewing Company APAC Limited	10/15/19	48	17	—
Cellnex Telecom, S.A.	05/28/19	166	158	0.1
Convatec Group PLC	04/23/21	31	33	—
Covestro AG	09/22/17	116	76	—
Dino Polska Spolka Akcyjna	06/18/21	22	28	—
Emera Incorporated	09/22/17	70	67	—
EQT AB	05/29/20	128	167	0.1
ESR Group Limited	03/22/22	46	29	—
Evolution AB (publ)	05/29/20	96	123	—
Evraz PLC	11/29/18	25	—	—
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	05/29/20	24	27	—
Keyera Corp.	09/22/17	54	53	—
Mapletree Commercial Trust Treasury Company Pte. Ltd.	11/26/19	23	15	—
Orsted A/S	09/22/17	71	84	—
Pirelli & C. S.p.A.	04/23/21	18	18	—
Poste Italiane - Societa' Per Azioni	09/22/17	23	44	—
Siemens Healthineers AG	06/18/21	98	104	—
WH Group Limited	09/22/17	43	41	—
WuXi Biologics (Cayman) Inc.	12/17/21	260	72	—
		2,109	1,894	0.4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/Mellon World Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	8	December 2024	EUR	394	(6)	9
FTSE 100 Index	3	December 2024	GBP	251	(3)	(3)
S&P 500 Index	9	December 2024		2,568	10	49
S&P/ASX 200 Index	1	December 2024	AUD	205	1	2
S&P/TSX 60 Index	1	December 2024	CAD	287	1	1
TOPIX Index	2	December 2024	JPY	51,948	(14)	7
					(11)	65

JNL/Mellon World Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	HSB	12/18/24	AUD	7	5	—
CAD/USD	MSC	12/18/24	CAD	202	150	1
EUR/USD	HSB	12/18/24	EUR	506	565	2
JPY/USD	RBC	12/18/24	JPY	36,736	258	(5)
USD/GBP	BMO	12/18/24	GBP	(27)	(37)	(1)
					941	(3)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon World Index Fund
Assets - Securities
Common Stocks	344,304	113,774	—	458,078
Preferred Stocks	—	2,018	—	2,018
Warrants	—	—	—	—
Short Term Investments	5,760	—	—	5,760
	350,064	115,792	—	465,856
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	68	—	—	68
Open Forward Foreign Currency Contracts	—	3	—	3
	68	3	—	71
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(3)	—	—	(3)
Open Forward Foreign Currency Contracts	—	(6)	—	(6)
	(3)	(6)	—	(9)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/MFS Mid Cap Value Fund
COMMON STOCKS 99.0%
Financials 18.7%
American International Group, Inc.	221	16,168
Assurant, Inc.	95	18,945
CBOE Global Markets, Inc.	45	9,223
Columbia Banking System, Inc.	339	8,860
Corebridge Financial, Inc.	511	14,888
Discover Financial Services	92	12,869
East West Bancorp, Inc.	174	14,365
Equitable Holdings, Inc.	319	13,395
Evercore Inc. - Class A	78	19,818
Everest Group, Ltd.	30	11,719
Fidelity National Information Services, Inc.	186	15,614
Global Payments Inc.	170	17,418
Hanover Insurance Group Inc, The	86	12,773
Hartford Financial Services Group, Inc. , The	243	28,549
Lincoln National Corporation	321	10,119
M&T Bank Corporation	128	22,787
Northern Trust Corporation	192	17,295
Prosperity Bancshares, Inc.	128	9,191
Raymond James Financial, Inc.	169	20,684
Regions Financial Corporation	679	15,831
SLM Corporation	700	16,017
TPG Inc. - Class A	299	17,208
Voya Financial, Inc.	197	15,609
Willis Towers Watson Public Limited Company	67	19,747
		379,092
Industrials 18.5%
AGCO Corporation	117	11,498
Alaska Air Group, Inc. (a)	137	6,204
Allegion Public Limited Company	101	14,701
Avis Budget Group, Inc. (b)	52	4,516
Builders FirstSource, Inc. (a)	72	13,944
Delta Air Lines, Inc.	288	14,622
Dun & Bradstreet Holdings, Inc.	851	9,790
GFL Environmental Inc.	320	12,775
Howmet Aerospace Inc.	180	18,086
ITT Inc.	92	13,710
J.B. Hunt Transport Services, Inc.	59	10,107
Jacobs Solutions Inc.	89	11,606
Johnson Controls International Public Limited Company	204	15,806
KBR, Inc.	263	17,123
Knight-Swift Transportation Holdings Inc. - Class A	157	8,480
L3Harris Technologies, Inc.	70	16,752
Leidos Holdings, Inc.	130	21,147
Norfolk Southern Corporation	52	12,918
Otis Worldwide Corporation	121	12,578
PACCAR Inc	108	10,666
Pentair Public Limited Company	160	15,670
Quanta Services, Inc.	51	15,126
Regal Rexnord Corporation	95	15,834
Sensata Technologies Holding PLC	237	8,503
Stanley Black & Decker, Inc.	147	16,216
TransUnion	147	15,438
Westinghouse Air Brake Technologies Corporation	115	20,964
XPO, Inc. (a)	88	9,443
		374,223
Consumer Discretionary 9.7%
Aptiv PLC (a)	166	11,975
Aramark	371	14,382
Brunswick Corporation	181	15,186
Darden Restaurants, Inc.	68	11,192
Hyatt Hotels Corporation - Class A	84	12,793
International Game Technology PLC	463	9,869
LKQ Corporation	472	18,844
Mattel, Inc. (a)	550	10,474
Mohawk Industries, Inc. (a)	66	10,597
Newell Brands Inc.	879	6,747
PVH Corp.	123	12,364
Ross Stores, Inc.	92	13,873
Skechers U.S.A., Inc. - Class A (a)	233	15,595
Toll Brothers, Inc.	150	23,231
Viking Holdings Ltd (a)	240	8,361
		195,483
Materials 8.9%
Ashland Inc.	178	15,473
Avery Dennison Corporation	60	13,258
Berry Global Group, Inc.	199	13,533
Corteva, Inc.	316	18,600
Crown Holdings, Inc.	131	12,605
Dow Inc.	159	8,675
DuPont de Nemours, Inc.	220	19,616
Eastman Chemical Company	192	21,538
Graphic Packaging Holding Company	725	21,445
International Flavors & Fragrances Inc.	135	14,176
International Paper Company	212	10,369
United States Steel Corporation	332	11,741
		181,029
Utilities 8.0%
Alliant Energy Corporation	280	16,966
Atmos Energy Corporation	81	11,205
CenterPoint Energy, Inc.	407	11,984
CMS Energy Corporation	261	18,463
Edison International	140	12,159
PG&E Corporation	1,383	27,345
Pinnacle West Capital Corporation	165	14,622
Public Service Enterprise Group Incorporated	247	22,038
Sempra	175	14,665
The AES Corporation	639	12,809
		162,256
Health Care 8.0%
Agilent Technologies, Inc.	128	18,991
Biogen Inc. (a)	51	9,824
Cencora, Inc.	103	23,198
GE HealthCare Technologies Inc.	85	7,980
Humana Inc.	34	10,654
Icon Public Limited Company (a)	43	12,278
Labcorp Holdings Inc.	50	11,115
Organon & Co.	333	6,366
Revvity, Inc.	79	10,140
Steris Public Limited Company	54	13,169
Teleflex Incorporated	37	9,126
Universal Health Services, Inc. - Class B	81	18,624
Zimmer Biomet Holdings, Inc.	87	9,347
		160,812
Real Estate 7.4%
Brixmor Property Group Inc.	576	16,040
Essex Property Trust, Inc.	50	14,717
Extra Space Storage Inc.	123	22,163
Jones Lang LaSalle Incorporated (a)	51	13,771
Mid-America Apartment Communities, Inc.	91	14,476
STAG Industrial, Inc.	251	9,823
Sun Communities, Inc.	111	15,023
Ventas, Inc.	168	10,774
VICI Properties Inc.	535	17,808
W.P. Carey Inc.	233	14,488
		149,083
Information Technology 7.2%
Amazon Holdco Inc. (a)	89	2,859
CDW Corp.	51	11,564
Check Point Software Technologies Ltd (a)	63	12,058
Corning Incorporated	380	17,155
Flex Ltd. (a)	611	20,438
Marvell Technology, Inc.	109	7,868
Motorola Solutions, Inc.	22	9,908
NXP Semiconductors N.V.	58	13,992
On Semiconductor Corporation (a)	178	12,915
Skyworks Solutions, Inc.	90	8,876
Te Connectivity Public Limited Company	90	13,571
Zebra Technologies Corporation - Class A (a)	41	15,089
		146,293
Consumer Staples 6.6%
Albertsons Companies, Inc. - Class A	536	9,902
BJ's Wholesale Club Holdings, Inc. (a)	154	12,678

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Coca-Cola Europacific Partners PLC	188	14,827
General Mills, Inc.	121	8,937
Ingredion Incorporated	128	17,591
Kenvue Inc.	710	16,430
Lamb Weston Holdings, Inc.	116	7,518
Sysco Corporation	151	11,761
The Estee Lauder Companies Inc. - Class A	61	6,085
The Hershey Company	50	9,670
US Foods Holding Corp. (a)	298	18,333
		133,732
Energy 5.3%
Chesapeake Energy Corporation	170	13,965
Diamondback Energy, Inc.	105	18,045
Halliburton Company	265	7,705
Permian Resources Corporation - Class A	1,006	13,685
Plains GP Holdings, L.P. - Class A (a)	635	11,747
Targa Resources Corp.	129	19,143
TechnipFMC PLC	331	8,680
Valero Energy Corporation	98	13,258
		106,228
Communication Services 0.7%
Electronic Arts Inc.	99	14,247
Total Common Stocks (cost $1,488,814)		2,002,478
SHORT TERM INVESTMENTS 1.2%
Investment Companies 1.2%
JNL Government Money Market Fund - Class I, 4.82% (c) (d)	23,507	23,507
Total Short Term Investments (cost $23,507)		23,507
Total Investments 100.2% (cost $1,512,321)		2,025,985
Other Assets and Liabilities, Net (0.2)%		(3,526)
Total Net Assets 100.0%		2,022,459

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/MFS Mid Cap Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	24,710	253,848	255,051	780	—	—	23,507	1.2
JNL Government Money Market Fund, 4.92% - Class SL	—	15,305	15,305	4	—	—	—	—
	24,710	269,153	270,356	784	—	—	23,507	1.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/MFS Mid Cap Value Fund
Assets - Securities
Common Stocks	2,002,478	—	—	2,002,478
Short Term Investments	23,507	—	—	23,507
	2,025,985	—	—	2,025,985

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/Morningstar PitchBook Listed Private Equity Index Fund
COMMON STOCKS 95.0%
Financials 85.8%
3I Group PLC	17	737
Alaris Royalty Corp. (a)	5	65
Antin Infrastructure Partners	13	166
Ares Management Corporation - Class A	5	696
Blackstone Inc. - Class A	10	1,594
Blue Owl Capital Inc. - Class A	25	484
Bridgepoint Group PLC (a)	75	346
Chrysalis Investments Limited (b)	1	2
Compass Diversified Holdings	14	304
Creades AB (publ) - Class A	8	64
Deutsche Beteiligungs AG	3	92
EQT AB (a)	17	577
Eurazeo	4	355
GCM Grosvenor Inc. - Class A	8	91
Gimv	4	203
Hamilton Lane Incorporated - Class A	3	547
Integral Corporation	2	62
Intermediate Capital Group PLC	20	595
IP Group PLC	182	121
JAFCO Group Co., Ltd. (c)	11	158
Kinnevik AB - Class B (b)	38	307
KKR & Co. Inc. - Class A	13	1,647
MA Financial Group Limited	27	99
Molten Ventures PLC (b)	39	210
Mutares SE & Co. KGaA	3	81
ONEX Corporation	6	427
Partners Group Holding AG	1	949
Patria Investments Ltd - Class A	11	123
Polar Capital Holdings PLC	11	80
Ratos AB - Class B	48	163
SBI Holdings, Inc. (c)	17	400
StepStone Group Inc. - Class A	7	401
T. Rowe Price Group, Inc.	3	341
The Carlyle Group, Inc.	14	620
TPG Inc. - Class A	6	343
Vinci Partners Investimentos Ltda - Class A	6	61
VNV Global AB (publ) (b)	26	53
Wendel	3	315
		13,879
Industrials 5.5%
Ackermans	2	398
Investment Ab Latour - Class B	13	389
Italmobiliare Societa' Per Azioni O In Forma Abbreviata Italmobiliare Spa	3	96
		883
Real Estate 1.9%
DigitalBridge Group, Inc. - Class A	22	314
Communication Services 0.9%
Stagwell, Inc. - Class A (b)	22	154
Health Care 0.6%
Puretech Health PLC (b)	47	93
Consumer Discretionary 0.3%
BEENOS Inc.	3	52
Total Common Stocks (cost $11,696)		15,375
INVESTMENT COMPANIES 4.8%
3I Infrastructure PLC	26	120
Caledonia Investments PLC	1	29
HBM Healthcare Investments AG	—	27
HgCapital Trust PLC	24	167
ICG Enterprise Trust PLC	4	57
NB Private Equity Partners Limited	3	57
Oakley Capital Investments Limited	9	62
Pantheon International PLC	16	72
Princess Private Equity Holding Limited	4	50
RIT Capital Partners PLC	4	95
Syncona Limited	28	43
Total Investment Companies (cost $723)		779
SHORT TERM INVESTMENTS 0.0%
Investment Companies 0.0%
JNL Government Money Market Fund - Class I, 4.82% (d) (e)	1	1
Total Short Term Investments (cost $1)		1
Total Investments 99.8% (cost $12,420)		16,155
Other Assets and Liabilities, Net 0.2%		26
Total Net Assets 100.0%		16,181

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

(c) All or a portion of the security was on loan as of September 30, 2024.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/Morningstar PitchBook Listed Private Equity Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	4	1,533	1,536	1	—	—	1	—
JNL Government Money Market Fund, 4.92% - Class SL	344	885	1,229	8	—	—	—	—
	348	2,418	2,765	9	—	—	1	—

JNL/Morningstar PitchBook Listed Private Equity Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alaris Royalty Corp.	12/15/23	62	65	0.4
Bridgepoint Group PLC	09/15/23	213	346	2.1
EQT AB	03/17/23	433	577	3.6
		708	988	6.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar PitchBook Listed Private Equity Index Fund
Assets - Securities
Common Stocks
Financials	7,744	6,135	—	13,879
Industrials	—	883	—	883
Real Estate	314	—	—	314
Communication Services	154	—	—	154
Health Care	—	93	—	93
Consumer Discretionary	—	52	—	52
Investment Companies	—	779	—	779
Short Term Investments	1	—	—	1
	8,213	7,942	—	16,155

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/Morningstar SMID Moat Focus Index Fund
COMMON STOCKS 99.6%
Consumer Discretionary 20.2%
Asbury Automotive Group, Inc. (a)	8	1,826
AutoNation, Inc. (a)	5	926
Bath & Body Works, Inc.	20	651
BorgWarner Inc.	25	893
Brunswick Corporation	21	1,807
CarMax, Inc. (a)	23	1,817
Carnival Corporation (a)	96	1,781
DK Crown Holdings Inc. - Class A (a)	21	838
DoorDash, Inc. - Class A (a)	13	1,864
Expedia Group, Inc. (a)	13	1,934
Gentex Corporation	52	1,556
Hasbro, Inc.	26	1,864
Lithia Motors, Inc. - Class A	7	2,083
Mattel, Inc. (a)	47	897
Norwegian Cruise Line Holdings Ltd. (a)	86	1,755
Tapestry, Inc.	38	1,767
Wyndham Hotels & Resorts, Inc.	22	1,685
Wynn Resorts, Limited	9	838
		26,782
Industrials 16.1%
Allegion Public Limited Company	13	1,837
Allison Systems, Inc.	11	1,090
Chart Industries, Inc. (a)	6	736
Equifax Inc.	3	973
Fortive Corporation	11	859
Fortune Brands Innovations, Inc.	11	1,034
Huntington Ingalls Industries, Inc.	7	1,776
Lyft, Inc. - Class A (a)	118	1,503
Masco Corporation	12	972
MSC Industrial Direct Co., Inc. - Class A	10	834
Otis Worldwide Corporation	9	924
Rockwell Automation, Inc.	3	848
Sensata Technologies Holding PLC	46	1,644
SS&C Technologies Holdings, Inc.	24	1,811
TransUnion	19	1,979
Trinet Group, Inc.	8	785
WESCO International, Inc.	10	1,680
		21,285
Financials 13.2%
Block, Inc. - Class A (a)	26	1,718
Capital One Financial Corporation	12	1,823
Comerica Incorporated	16	977
Discover Financial Services	13	1,854
Global Payments Inc.	8	853
Invesco Ltd.	52	913
LPL Financial Holdings Inc.	7	1,611
MarketAxess Holdings Inc.	3	824
Raymond James Financial, Inc.	7	868
SEI Investments Company	25	1,703
The Carlyle Group, Inc.	42	1,825
The Western Union Company	134	1,599
Truist Financial Corporation	23	971
		17,539
Health Care 11.6%
Agilent Technologies, Inc.	6	880
Baxter International Inc.	21	795
Centene Corporation (a)	24	1,776
Charles River Laboratories International, Inc. (a)	4	736
GE HealthCare Technologies Inc.	9	885
Incyte Corporation (a)	13	860
Ionis Pharmaceuticals, Inc. (a)	19	774
IQVIA Holdings Inc (a)	7	1,725
Labcorp Holdings Inc.	4	938
ResMed Inc.	4	877
Revvity, Inc.	14	1,767
Royalty Pharma PLC - Class A	30	841
Veeva Systems Inc. - Class A (a)	8	1,611
Zimmer Biomet Holdings, Inc.	8	844
		15,309
Materials 11.5%
Celanese Corporation - Class A	7	928
Corteva, Inc.	30	1,797
Dow Inc.	31	1,688
DuPont de Nemours, Inc.	20	1,830
Eastman Chemical Company	16	1,803
International Flavors & Fragrances Inc.	16	1,689
LyondellBasell Industries N.V. - Class A	17	1,661
Scotts Miracle-Gro Company, The	25	2,149
Sealed Air Corporation	47	1,695
		15,240
Information Technology 11.3%
Autodesk, Inc. (a)	3	964
Cloudflare, Inc. - Class A (a)	21	1,724
Cognizant Technology Solutions Corporation - Class A	23	1,760
Elastic N.V. (a)	11	848
F5, Inc. (a)	5	1,027
Littelfuse, Inc.	7	1,765
Microchip Technology Incorporated	11	852
Skyworks Solutions, Inc.	8	797
Smartsheet Inc. - Class A (a)	16	892
Teradyne, Inc.	6	838
Vontier Corporation	26	872
Workday, Inc. - Class A (a)	4	934
Zoom Video Communications, Inc. - Class A (a)	12	852
Zscaler, Inc. (a)	5	869
		14,994
Communication Services 6.0%
Liberty Global Ltd. - Class C (a)	41	896
Live Nation Entertainment, Inc. (a)	17	1,882
Omnicom Group Inc.	17	1,792
Pinterest, Inc. - Class A (a)	28	911
Roblox Corporation - Class A (a)	18	809
The Interpublic Group of Companies, Inc.	27	841
Warner Music Group Corp. - Class A	26	810
		7,941
Utilities 4.1%
Entergy Corporation	7	885
Evergy, Inc.	14	899
NiSource Inc.	52	1,797
Portland General Electric Company	18	882
WEC Energy Group Inc.	10	927
		5,390
Real Estate 2.0%
Crown Castle Inc.	14	1,681
Jones Lang LaSalle Incorporated (a)	4	1,041
		2,722
Consumer Staples 1.9%
Campbell Soup Company	17	818
Kenvue Inc.	36	823
Kraft Heinz Company, The	23	821
		2,462
Energy 1.7%
Devon Energy Corporation	19	736
Hess Corporation	6	796
HF Sinclair Corporation	17	741
		2,273
Total Common Stocks (cost $124,095)		131,937
INVESTMENT COMPANIES 0.1%
iShares Core S&P Mid-Cap ETF	1	45
Total Investment Companies (cost $45)		45
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.82% (b) (c)	264	264
Total Short Term Investments (cost $264)		264
Total Investments 99.9% (cost $124,404)		132,246
Other Assets and Liabilities, Net 0.1%		183
Total Net Assets 100.0%		132,429

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/Morningstar SMID Moat Focus Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	—	130,106	129,842	45	—	—	264	0.2
JNL Government Money Market Fund, 4.92% - Class SL	—	3,310	3,310	6	—	—	—	—
	—	133,416	133,152	51	—	—	264	0.2

JNL/Morningstar SMID Moat Focus Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 Index	2	December 2024	613	—	17

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar SMID Moat Focus Index Fund
Assets - Securities
Common Stocks	131,937	—	—	131,937
Investment Companies	45	—	—	45
Short Term Investments	264	—	—	264
	132,246	—	—	132,246
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	17	—	—	17
	17	—	—	17

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/Morningstar U.S. Sustainability Index Fund
COMMON STOCKS 99.3%
Information Technology 30.7%
Accenture Public Limited Company - Class A	12	4,386
Adobe Inc. (a)	9	4,543
Advanced Micro Devices, Inc. (a)	32	5,233
Akamai Technologies, Inc. (a)	3	301
Applied Materials, Inc.	16	3,317
Cadence Design Systems, Inc. (a)	5	1,454
CDW Corp.	3	596
Cisco Systems, Inc.	80	4,249
Dell Technologies Inc. - Class C	5	624
Flex Ltd. (a)	8	275
Hewlett Packard Enterprise Company	26	525
HP, Inc.	19	693
International Business Machines Corporation	18	4,019
Jabil Inc.	2	261
Juniper Networks, Inc.	6	253
Keysight Technologies, Inc. (a)	3	549
Lam Research Corporation	3	2,101
Microsoft Corporation	105	45,043
Motorola Solutions, Inc.	3	1,478
NVIDIA Corporation	395	47,985
Oracle Corporation	32	5,400
Palo Alto Networks, Inc. (a)	6	2,180
Qualcomm Incorporated	22	3,760
Salesforce, Inc.	18	5,022
Seagate Technology Holdings Public Limited Company	4	441
Synopsys, Inc. (a)	3	1,537
TD SYNNEX Corporation	1	123
Te Connectivity Public Limited Company	6	913
Trimble Inc. (a)	5	297
Twilio Inc. - Class A (a)	3	209
Western Digital Corporation (a)	7	444
Zebra Technologies Corporation - Class A (a)	1	378
		148,589
Financials 15.5%
AFLAC Incorporated	10	1,114
Allstate Corporation, The	5	973
American Express Company	11	3,042
Ameriprise Financial, Inc.	2	916
AON Public Limited Company - Class A	4	1,478
Arch Capital Group Ltd. (a)	7	825
Ares Management Corporation - Class A	4	577
Arthur J. Gallagher & Co.	4	1,205
Bank of New York Mellon Corporation, The (b)	15	1,059
Berkshire Hathaway Inc. - Class B (a)	36	16,412
BlackRock, Inc.	3	2,799
Brown & Brown, Inc.	5	505
Capital One Financial Corporation	8	1,134
CME Group Inc. - Class A	7	1,578
Discover Financial Services	5	694
Equitable Holdings, Inc.	6	244
FactSet Research Systems Inc.	1	351
Fifth Third Bancorp	13	575
Franklin Resources, Inc.	6	112
Global Payments Inc.	5	515
Hartford Financial Services Group, Inc. , The	6	692
Huntington Bancshares Incorporated	28	417
Intercontinental Exchange, Inc.	11	1,817
KeyCorp	18	308
KKR & Co. Inc. - Class A	13	1,708
Marsh & Mclennan Companies, Inc.	10	2,186
MetLife, Inc.	12	972
Moody's Corporation	3	1,494
Morgan Stanley	25	2,578
MSCI Inc. - Class A	2	910
Nasdaq, Inc.	8	561
PayPal Holdings, Inc. (a)	20	1,571
Principal Financial Group, Inc.	5	399
Prudential Financial, Inc.	7	871
Regions Financial Corporation	18	427
Reinsurance Group of America, Incorporated	1	276
S&P Global Inc.	6	3,204
State Street Corporation	6	533
Synchrony Financial	8	389
T. Rowe Price Group, Inc.	4	484
The Carlyle Group, Inc.	4	177
The PNC Financial Services Group, Inc.	8	1,458
The Progressive Corporation	12	2,939
Tradeweb Markets Inc. - Class A	2	276
Travelers Companies, Inc. , The	5	1,051
Truist Financial Corporation	26	1,122
Unum Group	4	213
Visa Inc. - Class A	33	9,099
W. R. Berkley Corporation	6	342
Willis Towers Watson Public Limited Company	2	603
		75,185
Health Care 11.8%
Agilent Technologies, Inc.	6	864
Align Technology, Inc. (a)	2	380
Amgen Inc.	11	3,419
Avantor, Inc. (a)	13	348
Biogen Inc. (a)	3	551
BioMarin Pharmaceutical Inc. (a)	4	258
Bio-Techne Corporation	3	251
Bristol-Myers Squibb Company	40	2,081
Bruker Corporation	2	130
Cardinal Health, Inc.	5	530
Cencora, Inc.	3	768
Centene Corporation (a)	10	784
Charles River Laboratories International, Inc. (a)	1	192
CVS Health Corporation	25	1,559
Danaher Corporation	13	3,542
DaVita Inc. (a)	1	166
Edwards Lifesciences Corporation (a)	12	784
Elevance Health, Inc.	5	2,397
Gilead Sciences, Inc.	25	2,063
Humana Inc.	2	753
IDEXX Laboratories, Inc. (a)	2	824
Intuitive Surgical, Inc. (a)	7	3,436
IQVIA Holdings Inc (a)	4	858
Labcorp Holdings Inc.	2	374
McKesson Corporation	3	1,269
Medpace Holdings, Inc. (a)	1	172
Medtronic, Inc.	25	2,289
Merck & Co., Inc.	50	5,692
Mettler-Toledo International Inc. (a)	—	630
Moderna, Inc. (a)	7	435
Pfizer Inc.	112	3,250
Quest Diagnostics Incorporated	2	346
Regeneron Pharmaceuticals, Inc. (a)	2	2,194
ResMed Inc.	3	705
Revvity, Inc.	3	319
The Cigna Group	6	1,920
The Cooper Companies, Inc. (a)	4	431
Thermo Fisher Scientific Inc.	8	4,671
Veeva Systems Inc. - Class A (a)	3	613
Vertex Pharmaceuticals Incorporated (a)	5	2,367
Waters Corporation (a)	1	414
West Pharmaceutical Services, Inc.	1	433
Zoetis Inc. - Class A	9	1,765
		57,227
Consumer Discretionary 10.1%
Airbnb, Inc. - Class A (a)	8	1,076
Aptiv PLC (a)	5	340
AutoZone, Inc. (a)	—	1,065
Best Buy Co., Inc.	4	400
Booking Holdings Inc.	1	2,797
Burlington Stores, Inc. (a)	1	338
CarMax, Inc. (a)	3	248
Carnival Corporation (a)	20	367
Chipotle Mexican Grill, Inc. (a)	27	1,558
D.R. Horton, Inc.	6	1,127
Darden Restaurants, Inc.	2	400
Deckers Outdoor Corporation (a)	3	473

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Dick's Sporting Goods, Inc.	1	241
DoorDash, Inc. - Class A (a)	6	866
eBay Inc.	10	653
Expedia Group, Inc. (a)	2	365
Floor & Decor Holdings, Inc. - Class A (a)	2	265
Genuine Parts Company	3	385
Hilton Worldwide Holdings Inc.	5	1,117
Home Depot, Inc. , The	20	7,955
Las Vegas Sands Corp.	8	406
Lennar Corporation - Class A	5	871
Lennar Corporation - Class B	—	33
LKQ Corporation	5	205
Lowe`s Companies, Inc.	11	3,052
Lululemon Athletica Inc. (a)	2	599
Marriott International, Inc. - Class A	5	1,152
McDonald's Corporation	14	4,357
MercadoLibre, Inc. (a)	1	1,976
NIKE, Inc. - Class B	24	2,080
NVR, Inc. (a)	—	589
O'Reilly Automotive, Inc. (a)	1	1,312
Penske Automotive Group, Inc.	—	57
Pool Corporation	1	288
PulteGroup, Inc.	4	595
Ross Stores, Inc.	7	984
Royal Caribbean Cruises Ltd.	5	826
Service Corporation International	3	224
Starbucks Corporation	22	2,187
TJX Companies, Inc., The	22	2,628
TopBuild Corp. (a)	1	252
Tractor Supply Company	2	623
Ulta Beauty, Inc. (a)	1	362
Williams-Sonoma, Inc.	2	376
Yum! Brands, Inc.	6	772
		48,842
Industrials 9.0%
Allegion Public Limited Company	2	256
AMETEK, Inc.	5	781
Automatic Data Processing, Inc.	8	2,232
Booz Allen Hamilton Holding Corporation - Class A	3	418
Carlisle Companies Incorporated	1	427
Carrier Global Corporation	17	1,340
Cintas Corporation	7	1,405
CNH Industrial N.V.	18	194
Copart, Inc. (a)	17	910
Core & Main, Inc. - Class A (a)	4	163
CSX Corporation	39	1,333
Cummins Inc.	3	869
Deere & Company	5	2,092
Delta Air Lines, Inc.	13	647
Eaton Corporation Public Limited Company	8	2,614
Emerson Electric Co.	11	1,238
Equifax Inc.	1	342
Expeditors International of Washington, Inc. - Class A	3	359
Fastenal Company	11	807
FedEx Corporation	4	1,218
Ferguson Enterprises Inc.	4	791
Hubbell Incorporated	1	449
Illinois Tool Works Inc.	6	1,544
Ingersoll Rand Inc.	8	784
J.B. Hunt Transport Services, Inc.	2	284
Johnson Controls International Public Limited Company	13	1,037
Lennox International Inc.	1	372
Lincoln Electric Holdings, Inc.	1	219
Masco Corporation	4	357
Norfolk Southern Corporation	4	1,116
Nvent Electric Public Limited Company	3	231
Old Dominion Freight Line, Inc.	4	745
Otis Worldwide Corporation	8	837
Owens Corning	2	301
Paychex, Inc.	6	858
Regal Rexnord Corporation	1	221
Republic Services, Inc.	4	814
Rockwell Automation, Inc.	2	612
Rollins, Inc.	6	299
Saia, Inc. (a)	1	228
Tetra Tech, Inc.	5	249
Trane Technologies Public Limited Company	4	1,737
TransUnion	4	407
U-Haul Holding Company (a) (c)	—	9
Union Pacific Corporation	12	2,973
United Parcel Service, Inc. - Class B	14	1,966
United Rentals, Inc.	1	1,062
Verisk Analytics, Inc.	3	759
Waste Management, Inc.	7	1,509
Watsco, Inc.	1	342
Xylem Inc.	5	649
		43,406
Communication Services 5.5%
AT&T Inc.	141	3,107
Comcast Corporation - Class A	77	3,197
Electronic Arts Inc.	5	693
Former Charter Communications Parent, Inc. - Class A (a)	2	634
Fox Corporation - Class A	5	191
Fox Corporation - Class B	2	96
Liberty Media Corporation - Series A (a)	1	39
Liberty Media Corporation - Series C (a)	4	332
Netflix, Inc. (a)	9	6,028
News Corporation - Class A	7	197
News Corporation - Class B	2	59
Omnicom Group Inc.	4	390
Pinterest, Inc. - Class A (a)	12	377
Roblox Corporation - Class A (a)	10	454
Sirius XM Holdings Inc. (a)	5	110
Snap Inc. - Class A (a)	22	236
Take-Two Interactive Software, Inc. (a)	3	494
The Interpublic Group of Companies, Inc.	8	239
T-Mobile US, Inc.	10	2,001
Verizon Communications Inc.	83	3,737
Walt Disney Company, The	36	3,456
Warner Bros. Discovery, Inc. - Series A (a)	44	361
		26,428
Consumer Staples 4.7%
Brown-Forman Corporation - Class A	1	48
Brown-Forman Corporation - Class B	6	284
Campbell Soup Company	4	189
Church & Dwight Co., Inc.	5	517
Colgate-Palmolive Company	16	1,681
Constellation Brands, Inc. - Class A	3	821
Costco Wholesale Corporation	9	7,792
Dollar General Corporation	4	362
Dollar Tree, Inc. (a)	4	282
General Mills, Inc.	11	819
Kenvue Inc.	34	790
Kroger Co., The	14	775
Molson Coors Beverage Company - Class B	3	200
PepsiCo, Inc.	27	4,632
Performance Food Group Company (a)	3	233
Sysco Corporation	10	768
Target Corporation	9	1,426
The Clorox Company	3	406
The Hershey Company	3	563
US Foods Holding Corp. (a)	5	279
Walgreens Boots Alliance, Inc.	14	123
		22,990
Real Estate 4.6%
Alexandria Real Estate Equities, Inc.	3	363
American Homes 4 Rent - Class A	6	239
American Tower Corporation	9	2,144
AvalonBay Communities, Inc.	3	629
BXP, Inc.	3	252
Camden Property Trust	2	261
CBRE Group, Inc. - Class A (a)	6	743
CoStar Group, Inc. (a)	8	610
Crown Castle Inc.	9	1,028
Digital Realty Trust, Inc.	6	1,035
Equinix, Inc.	2	1,671

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Equity Lifestyle Properties, Inc.	4	258
Equity Residential	7	497
Essex Property Trust, Inc.	1	375
Extra Space Storage Inc.	4	752
Gaming and Leisure Properties, Inc.	5	270
Healthpeak OP, LLC	14	315
Host Hotels & Resorts, Inc.	14	243
Invitation Homes Inc.	11	402
Iron Mountain Incorporated	6	676
Mid-America Apartment Communities, Inc.	2	368
ProLogis Inc.	18	2,309
Public Storage Operating Company	3	1,138
Realty Income Corporation	17	1,108
Regency Centers Corporation	3	240
SBA Communications Corporation - Class A	2	512
Simon Property Group, Inc.	6	1,033
Sun Communities, Inc.	2	330
UDR, Inc.	6	270
Ventas, Inc.	8	517
VICI Properties Inc.	21	685
W.P. Carey Inc.	4	273
Weyerhaeuser Company	14	482
		22,028
Materials 3.1%
Air Products and Chemicals, Inc.	4	1,301
Albemarle Corporation (c)	2	227
Amcor Pty Ltd	28	322
Avery Dennison Corporation	2	347
Ball Corporation	6	420
CRH Public Limited Company	14	1,260
Crown Holdings, Inc.	2	221
Dow Inc.	14	753
Eastman Chemical Company	2	265
Ecolab Inc.	5	1,285
International Flavors & Fragrances Inc.	5	541
Linde Public Limited Company	10	4,537
LyondellBasell Industries N.V. - Class A	5	495
Newmont Corporation	23	1,220
Packaging Corporation of America	2	378
PPG Industries, Inc.	5	618
Reliance, Inc.	1	327
Smurfit Westrock Public Limited Company	10	490
		15,007
Energy 2.3%
Baker Hughes Company - Class A	20	722
Cheniere Energy, Inc.	5	811
Halliburton Company	18	512
Hess Corporation	5	740
Kinder Morgan, Inc.	39	857
Marathon Petroleum Corporation	7	1,095
ONEOK, Inc.	11	1,046
Phillips 66	8	1,081
Schlumberger Limited	28	1,187
Targa Resources Corp.	4	646
Texas Pacific Land Corporation	—	344
Valero Energy Corporation	6	865
Williams Companies, Inc., The	24	1,093
		10,999
Utilities 2.0%
Alliant Energy Corporation	5	310
American Water Works Company, Inc.	4	565
AVANGRID, Inc.	1	52
CMS Energy Corporation	6	426
Consolidated Edison, Inc.	7	722
Essential Utilities, Inc.	5	191
Eversource Energy	7	481
Exelon Corporation	20	798
NextEra Energy, Inc.	41	3,427
NiSource Inc.	9	312
Public Service Enterprise Group Incorporated	10	880
Sempra	12	1,038
XCEL Energy Inc.	11	712
		9,914
Total Common Stocks (cost $393,201)		480,615
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 4.82% (b) (d)	2,053	2,053
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.92% (b) (d)	28	28
Total Short Term Investments (cost $2,081)		2,081
Total Investments 99.7% (cost $395,282)		482,696
Other Derivative Instruments 0.0%		9
Other Assets and Liabilities, Net 0.3%		1,270
Total Net Assets 100.0%		483,975

(a) Non-income producing security.

(b) Investment in affiliate.

(c) All or a portion of the security was on loan as of September 30, 2024.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/Morningstar U.S. Sustainability Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	631	257	104	18	27	248	1,059	0.2
JNL Government Money Market Fund, 4.82% - Class I	1,200	101,630	100,777	91	—	—	2,053	0.4
JNL Government Money Market Fund, 4.92% - Class SL	83	4,430	4,485	5	—	—	28	—
	1,914	106,317	105,366	114	27	248	3,140	0.6

JNL/Morningstar U.S. Sustainability Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	8	December 2024	2,284	9	42

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar U.S. Sustainability Index Fund
Assets - Securities
Common Stocks	480,615	—	—	480,615
Short Term Investments	2,081	—	—	2,081
	482,696	—	—	482,696
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	42	—	—	42
	42	—	—	42

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/Morningstar Wide Moat Index Fund
COMMON STOCKS 99.9%
Industrials 23.9%
Allegion Public Limited Company	256	37,297
Boeing Company, The (a)	192	29,191
Emerson Electric Co.	316	34,553
Equifax Inc.	65	19,137
Honeywell International Inc.	84	17,270
Huntington Ingalls Industries, Inc.	132	34,985
IDEX Corporation	86	18,549
Masco Corporation	231	19,421
Northrop Grumman Corporation	38	19,822
Otis Worldwide Corporation	184	19,157
Rockwell Automation, Inc.	62	16,602
RTX Corporation	150	18,194
TransUnion	386	40,436
United Parcel Service, Inc. - Class B	133	18,087
		342,701
Health Care 21.2%
Agilent Technologies, Inc.	242	35,887
Bio-Rad Laboratories, Inc. - Class A (a)	110	36,935
Bristol-Myers Squibb Company	731	37,819
GE HealthCare Technologies Inc.	196	18,349
Gilead Sciences, Inc.	459	38,498
Pfizer Inc.	1,151	33,308
Thermo Fisher Scientific Inc.	28	17,228
Veeva Systems Inc. - Class A (a)	160	33,478
Waters Corporation (a)	53	19,090
Zimmer Biomet Holdings, Inc.	310	33,471
		304,063
Information Technology 17.6%
Adobe Inc. (a)	64	32,923
Autodesk, Inc. (a)	137	37,663
Fortinet, Inc. (a)	260	20,183
Keysight Technologies, Inc. (a)	114	18,193
Lam Research Corporation	22	18,141
Microchip Technology Incorporated	220	17,672
Microsoft Corporation	40	17,339
NXP Semiconductors N.V.	74	17,722
Salesforce, Inc.	135	36,894
Teradyne, Inc.	130	17,361
Workday, Inc. - Class A (a)	75	18,415
		252,506
Consumer Staples 13.9%
Altria Group, Inc.	673	34,353
Brown-Forman Corporation - Class B	745	36,633
Campbell Soup Company	733	35,867
Kenvue Inc.	1,622	37,511
The Clorox Company	124	20,133
The Estee Lauder Companies Inc. - Class A	342	34,104
		198,601
Financials 6.3%
Charles Schwab Corporation, The	269	17,423
MarketAxess Holdings Inc.	147	37,550
U.S. Bancorp	788	36,041
		91,014
Materials 6.2%
Air Products and Chemicals, Inc.	61	18,276
Corteva, Inc.	616	36,238
International Flavors & Fragrances Inc.	329	34,474
		88,988
Consumer Discretionary 5.9%
Amazon.com, Inc. (a)	92	17,214
ETSY, Inc. (a)	254	14,128
NIKE, Inc. - Class B	386	34,161
Starbucks Corporation	190	18,555
		84,058
Communication Services 4.9%
Alphabet Inc. - Class A	113	18,703
Comcast Corporation - Class A	425	17,759
Walt Disney Company, The	351	33,747
		70,209
Total Common Stocks (cost $1,296,185)		1,432,140
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 4.82% (b) (c)	3,714	3,714
Total Short Term Investments (cost $3,714)		3,714
Total Investments 100.2% (cost $1,299,899)		1,435,854
Other Derivative Instruments 0.0%		19
Other Assets and Liabilities, Net (0.2)%		(2,862)
Total Net Assets 100.0%		1,433,011

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/Morningstar Wide Moat Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	17,687	811	20,798	285	4,816	(2,516)	—	—
JNL Government Money Market Fund, 4.82% - Class I	8,536	199,262	204,084	200	—	—	3,714	0.3
JNL Government Money Market Fund, 4.92% - Class SL	—	13,851	13,851	7	—	—	—	—
	26,223	213,924	238,733	492	4,816	(2,516)	3,714	0.3

JNL/Morningstar Wide Moat Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	19	December 2024	5,443	19	81

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar Wide Moat Index Fund
Assets - Securities
Common Stocks	1,432,140	—	—	1,432,140
Short Term Investments	3,714	—	—	3,714
	1,435,854	—	—	1,435,854
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	81	—	—	81
	81	—	—	81

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Commodity Strategy Fund
CORPORATE BONDS AND NOTES 55.8%
Financials 27.7%
American Express Company
5.92%, (SOFR + 0.65%), 11/04/26 (a)	665	663
Bank of America Corporation
4.00%, 01/22/25	174	173
3.09%, 10/01/25	205	205
6.64%, (SOFR + 1.33%), 04/02/26 (a)	290	291
Capital One Financial Corporation
3.30%, 10/30/24	270	270
3.20%, 02/05/25	642	640
Caterpillar Financial Services Corporation
5.76%, (SOFR + 0.52%), 05/14/27 (a)	860	859
Citigroup Inc.
6.45%, (SOFR + 1.53%), 03/17/26 (a)	853	857
General Motors Financial Company, Inc.
1.20%, 10/15/24	379	378
Goldman Sachs Bank USA
5.99%, (SOFR + 0.75%), 05/21/27 (a)	950	948
John Deere Capital Corporation
5.61%, (SOFR + 0.44%), 03/06/26 (a)	635	634
JPMorgan Chase & Co.
6.17%, (SOFR + 0.89%), 04/22/27 (a)	390	392
5.60%, 09/22/27 (a)	550	551
Morgan Stanley
6.17%, (SOFR + 0.95%), 02/18/26 (a)	671	675
Morgan Stanley Bank, National Association
6.07%, (SOFR + 0.78%), 07/16/25 (a)	35	35
National Rural Utilities Cooperative Finance Corporation
5.62%, (SOFR + 0.33%), 10/18/24 (a)	508	508
Nordea Bank Abp
5.73%, (SOFR + 0.74%), 03/19/27 (a) (b)	267	267
PepsiCo Singapore Financing I Pte. Ltd.
5.79%, 02/16/27 (a)	225	225
Protective Life Global Funding
5.82%, (SOFR + 0.98%), 03/28/25 (a) (b)	378	379
Royal Bank of Canada
5.73%, (SOFR + 0.44%), 01/21/25 (a) (c)	423	423
State Street Corporation
2.35%, 11/01/25	435	434
UBS Group AG
2.19%, 06/05/26 (b) (c)	475	466
Wells Fargo Bank, National Association
6.20%, (SOFR + 1.07%), 12/11/26 (a)	840	849
		11,122
Health Care 7.8%
Amgen Inc.
5.25%, 03/02/25	533	534
Baxter International Inc.
5.63%, (SOFR + 0.44%), 11/29/24 (a)	397	397
Bristol-Myers Squibb Company
5.72%, 02/20/26 (a)	264	265
Pfizer Investment Enterprises Pte. Ltd
4.65%, 05/19/25	515	515
Roche Holdings, Inc.
5.68%, (SOFR + 0.56%), 03/10/25 (a) (b)	313	314
Thermo Fisher Scientific Inc.
1.22%, 10/18/24	560	559
UnitedHealth Group Incorporated
5.78%, 07/15/26 (a)	548	549
		3,133
Information Technology 3.8%
Analog Devices, Inc.
5.58%, (SOFR + 0.25%), 10/01/24 (a)	589	589
Intel Corporation
3.40%, 03/25/25	391	388
Oracle Corporation
2.95%, 11/15/24	185	184
2.50%, 04/01/25	375	371
		1,532
Communication Services 3.8%
AT&T Inc.
1.70%, 03/25/26	495	477
T-Mobile USA, Inc.
3.50%, 04/15/25	345	342
Verizon Communications Inc.
3.50%, 11/01/24	286	285
5.67%, (SOFR + 0.79%), 03/20/26 (a)	405	407
		1,511
Energy 3.3%
Enterprise Products Operating LLC
3.75%, 02/15/25	434	434
Exxon Mobil Corporation
2.71%, 03/06/25	466	462
Spectra Energy Partners, LP
3.50%, 03/15/25	449	447
		1,343
Consumer Discretionary 2.9%
Home Depot, Inc. , The
5.17%, (SOFR + 0.33%), 12/24/25 (a)	625	626
Lowe`s Companies, Inc.
4.00%, 04/15/25	530	528
		1,154
Real Estate 2.0%
Simon Property Group, L.P.
3.50%, 09/01/25	805	799
Utilities 1.9%
Georgia Power Company
6.00%, 05/08/25 (a)	357	358
NextEra Energy Capital Holdings, Inc.
6.04%, 01/29/26 (a)	384	385
		743
Consumer Staples 1.6%
PepsiCo, Inc.
5.65%, (SOFR + 0.40%), 02/13/26 (a)	384	384
Philip Morris International Inc.
5.13%, 11/15/24	251	251
		635
Industrials 1.0%
RTX Corporation
3.95%, 08/16/25	406	404
Total Corporate Bonds And Notes (cost $22,349)		22,376
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 19.0%
Ally Auto Receivables Trust 2024-2
Series 2024-A2-2, 4.46%, 07/15/27	100	100
Amur Equipment Finance Receivables XIII LLC
Series 2024-A2-1A, 5.38%, 07/20/27	142	144
Auxilior Term Funding 2024-1, LLC
Series 2024-A2-1A, 5.84%, 03/15/27	100	101
Bank of America Auto Trust 2023-1
Series 2023-A2-1A, 5.83%, 05/15/26	303	304
BMW Vehicle Lease Trust 2023-2
Series 2023-A2-2, 5.95%, 01/27/25	143	143
BofA Auto Trust 2024-1
Series 2024-A2-1A, 5.57%, 12/15/26	294	295
CarMax Auto Owner Trust 2024-1
Series 2024-A2A-1, 5.30%, 11/17/25	171	171
CCG Receivables Trust 2021-2
Series 2021-A2-2, 0.54%, 03/14/29	187	185
CCG Receivables Trust 2023-1
Series 2023-A2-1, 5.82%, 09/16/30	112	113
Citizens Auto Receivables Trust 2024-2
Series 2024-A2A-2, 5.54%, 09/15/25	317	318
CNH Equipment Trust 2024-A
Series 2024-A2B-B, 5.74%, (SOFR 30-Day Average + 0.40%), 03/16/26 (a)	122	122
Daimler Trucks Retail Trust 2024-1
Series 2024-A2-1, 5.60%, 04/15/26	283	284
Dell Equipment Finance Trust 2024-1
Series 2024-A2-1, 5.58%, 11/24/25	241	242
DLLAA 2023-1 LLC
Series 2023-A2-1A, 5.93%, 07/20/26	174	175

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
DLLST 2024-1 LLC
Series 2024-A2-1A, 5.33%, 07/20/25	103	103
Ford Credit Auto Owner Trust 2024-B
Series 2024-A2A-B, 5.40%, 02/15/26	236	238
GECU Auto Receivables Trust 2023-1
Series 2023-A2-1A, 5.95%, 03/15/27	193	194
GM Financial Automobile Leasing Trust 2024-3
Series 2024-A2A-3, 4.29%, 04/20/26	203	203
GM Financial Consumer Automobile Receivables Trust 2024-3
Series 2024-A2A-3, 5.35%, 02/16/26	557	561
Harley-Davidson Motorcycle Trust 2024-A
Series 2024-A2-A, 5.65%, 11/17/25	746	749
HPEFS Equipment Trust 2023-2
Series 2023-A2-2A, 6.04%, 07/21/25	430	432
Hyundai Auto Receivables Trust 2024-A
Series 2024-A2A-A, 5.29%, 04/15/27	451	453
John Deere Owner Trust 2024-B
Series 2024-A2A-B, 5.42%, 05/17/27	207	209
Nissan Auto Lease Trust 2023-B
Series 2023-A2A-B, 5.74%, 11/15/24	222	222
SBNA Auto Lease Trust 2024-A
Series 2024-A2-A, 5.45%, 05/20/25	270	271
SFS Auto Receivables Securitization Trust 2024-2
Series 2024-A2-2A, 5.71%, 10/20/27	517	520
Tesla Auto Lease Trust 2023-B
Series 2023-A2-B, 6.02%, 02/20/25	297	297
Verizon Master Trust
Series 2024-A1B-4, 5.90%, (SOFR 30-Day Average + 0.55%), 06/20/26 (a)	50	50
Series 2024-A1B-3, REMIC, 5.92%, (SOFR 30-Day Average + 0.58%), 04/20/27 (a)	307	307
Volkswagen Auto Lease Trust 2024-A
Series 2024-A2A-A, 5.40%, 01/20/26	118	119
Total Non-U.S. Government Agency Asset-Backed Securities (cost $7,591)		7,625
SHORT TERM INVESTMENTS 18.1%
Investment Companies 13.1%
JNL Government Money Market Fund - Class I, 4.82% (d) (e)	5,262	5,262
U.S. Treasury Bill 5.0%
Treasury, United States Department of
5.22%, 12/19/24	2,000	1,980
Total Short Term Investments (cost $7,242)		7,242
Total Investments 92.9% (cost $37,182)		37,243
Other Derivative Instruments 1.1%		425
Other Assets and Liabilities, Net 6.0%		2,412
Total Net Assets 100.0%		40,080

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2024, the value and the percentage of net assets of these securities was $1,426 and 3.6% of the Fund.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/Neuberger Berman Commodity Strategy Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	12,749	89,236	96,723	297	—	—	5,262	13.1

JNL/Neuberger Berman Commodity Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Aluminum	27	March 2025	1,670	108	108
Brent Crude	41	November 2024	3,094	10	(164)
Cattle Feeder	2	November 2024	239	(1)	6
Cocoa	7	December 2024	476	(43)	64
Coffee C	14	December 2024	1,205	2	214
Copper	25	March 2025	2,581	(31)	278
Corn	64	March 2025	1,347	20	65
Cotton No. 2	18	March 2025	662	5	16
Crude Oil, WTI	35	March 2025	2,374	10	(22)
Gasoline, RBOB	19	January 2025	1,603	4	(89)
Gold, 100 Oz.	29	December 2024	7,019	(20)	693
KC HRW Wheat	17	March 2025	501	7	7
Lead	17	November 2024	878	5	6
Lean Hogs	34	December 2024	939	(3)	58
Live Cattle	20	January 2025	1,440	3	39
Low Sulfur Gasoil	24	November 2024	1,707	18	(123)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/Neuberger Berman Commodity Strategy Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Natural Gas	57	March 2025	1,665	15	150
New York Harbor ULSD	12	May 2025	1,146	3	(57)
Nickel	8	January 2025	796	47	47
Palladium	4	December 2024	389	—	11
Platinum	9	January 2025	422	(10)	24
Silver	10	December 2024	1,440	(18)	133
Soybean	37	March 2025	1,965	(12)	49
Soybean Meal	42	March 2025	1,386	(10)	54
Soybean Oil	55	March 2025	1,352	25	81
Sugar No. 11	49	May 2025	1,102	(13)	131
Wheat	19	March 2025	554	4	20
Zinc	19	March 2025	1,302	180	176
				305	1,975

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Commodity Strategy Fund
Assets - Securities
Corporate Bonds And Notes	—	22,376	—	22,376
Non-U.S. Government Agency Asset-Backed Securities	—	7,625	—	7,625
Short Term Investments	5,262	1,980	—	7,242
	5,262	31,981	—	37,243
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2,430	—	—	2,430
	2,430	—	—	2,430
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(455)	—	—	(455)
	(455)	—	—	(455)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Gold Plus Strategy Fund
CORPORATE BONDS AND NOTES 55.1%
Financials 25.2%
American Express Company
5.92%, (SOFR + 0.65%), 11/04/26 (a)	425	424
Bank of America Corporation
4.00%, 01/22/25	754	752
3.09%, 10/01/25	215	215
Bank of New York Mellon Corporation, The
2.10%, 10/24/24	180	180
Capital One Financial Corporation
3.30%, 10/30/24	200	200
3.20%, 02/05/25	1,058	1,055
Caterpillar Financial Services Corporation
5.76%, (SOFR + 0.52%), 05/14/27 (a)	715	714
Citigroup Inc.
6.45%, (SOFR + 1.53%), 03/17/26 (a)	1,195	1,200
General Motors Financial Company, Inc.
1.20%, 10/15/24	555	554
Goldman Sachs Bank USA
5.99%, (SOFR + 0.75%), 05/21/27 (a)	1,410	1,408
John Deere Capital Corporation
5.61%, (SOFR + 0.44%), 03/06/26 (a)	690	689
JPMorgan Chase & Co.
6.17%, (SOFR + 0.89%), 04/22/27 (a)	575	578
5.60%, 09/22/27 (a)	820	821
Morgan Stanley
6.17%, (SOFR + 0.95%), 02/18/26 (a)	1,200	1,206
Morgan Stanley Bank, National Association
6.07%, (SOFR + 0.78%), 07/16/25 (a)	40	40
Nordea Bank Abp
5.73%, (SOFR + 0.74%), 03/19/27 (a) (b)	270	270
PepsiCo Singapore Financing I Pte. Ltd.
5.79%, 02/16/27 (a)	530	530
PNC Bank, National Association
2.95%, 02/23/25	500	497
State Street Corporation
2.35%, 11/01/25	650	648
Toyota Motor Credit Corporation
6.02%, 08/07/26 (a)	600	603
Truist Financial Corporation
1.20%, 08/05/25	875	849
UBS Group AG
2.19%, 06/05/26 (b) (c)	705	692
Wells Fargo Bank, National Association
6.20%, (SOFR + 1.07%), 12/11/26 (a)	945	955
		15,080
Health Care 8.4%
AbbVie Inc.
2.60%, 11/21/24	900	897
Amgen Inc.
5.25%, 03/02/25	776	777
Bristol-Myers Squibb Company
5.72%, 02/20/26 (a)	1,050	1,053
CVS Health Corporation
3.88%, 07/20/25	410	407
Pfizer Investment Enterprises Pte. Ltd
4.65%, 05/19/25	580	581
Roche Holdings, Inc.
5.68%, (SOFR + 0.56%), 03/10/25 (a) (b)	200	200
Thermo Fisher Scientific Inc.
1.22%, 10/18/24	365	364
UnitedHealth Group Incorporated
5.78%, 07/15/26 (a)	763	765
		5,044
Communication Services 6.1%
AT&T Inc.
1.70%, 03/25/26	735	708
Comcast Corporation
3.38%, 08/15/25	735	731
Fox Corporation
3.05%, 04/07/25	460	456
T-Mobile USA, Inc.
3.50%, 04/15/25	495	491
Verizon Communications Inc.
3.38%, 02/15/25	740	735
5.67%, (SOFR + 0.79%), 03/20/26 (a)	535	537
		3,658
Utilities 3.1%
Georgia Power Company
6.00%, 05/08/25 (a)	520	521
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25 (d)	500	502
6.04%, 01/29/26 (a)	405	406
Pacific Gas And Electric Company
3.45%, 07/01/25	425	420
		1,849
Information Technology 2.8%
Analog Devices, Inc.
5.58%, (SOFR + 0.25%), 10/01/24 (a)	355	355
Intel Corporation
3.40%, 03/25/25	399	396
Oracle Corporation
2.95%, 11/15/24	935	933
		1,684
Consumer Discretionary 2.5%
Home Depot, Inc. , The
5.17%, (SOFR + 0.33%), 12/24/25 (a)	695	697
Lowe`s Companies, Inc.
4.00%, 04/15/25	797	794
		1,491
Energy 2.4%
Enterprise Products Operating LLC
3.75%, 02/15/25	495	494
Exxon Mobil Corporation
2.71%, 03/06/25	485	481
Spectra Energy Partners, LP
3.50%, 03/15/25	467	465
		1,440
Real Estate 2.0%
Simon Property Group, L.P.
3.38%, 10/01/24	145	145
3.50%, 09/01/25	1,055	1,047
		1,192
Consumer Staples 1.6%
PepsiCo, Inc.
5.65%, (SOFR + 0.40%), 02/13/26 (a)	690	690
Philip Morris International Inc.
5.13%, 11/15/24	275	275
		965
Industrials 1.0%
RTX Corporation
3.95%, 08/16/25	602	599
Total Corporate Bonds And Notes (cost $32,954)		33,002
INVESTMENT COMPANIES 3.1%
iShares Bitcoin Trust ETF	52	1,867
Total Investment Companies (cost $1,828)		1,867
SHORT TERM INVESTMENTS 37.6%
U.S. Treasury Bill 23.2%
Treasury, United States Department of
5.18%, 11/21/24	14,000	13,908
Investment Companies 14.4%
JNL Government Money Market Fund - Class I, 4.82% (e) (f)	8,629	8,629
Total Short Term Investments (cost $22,530)		22,537
Total Investments 95.8% (cost $57,312)		57,406
Other Derivative Instruments (0.4)%		(269)
Other Assets and Liabilities, Net 4.6%		2,808
Total Net Assets 100.0%		59,945

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2024, the value and the percentage of net assets of these securities was $1,162 and 1.9% of the Fund.

(c) Convertible security.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/Neuberger Berman Gold Plus Strategy Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	6,335	114,931	112,637	315	—	—	8,629	14.4

JNL/Neuberger Berman Gold Plus Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Gold, 100 Oz.	204	December 2024	49,054	(178)	5,198
Palladium	14	December 2024	1,298	(32)	102
Platinum	28	January 2025	1,294	(43)	93
Silver	9	December 2024	1,290	(16)	126
				(269)	5,519

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Gold Plus Strategy Fund
Assets - Securities
Corporate Bonds And Notes	—	33,002	—	33,002
Investment Companies	1,867	—	—	1,867
Short Term Investments	8,629	13,908	—	22,537
	10,496	46,910	—	57,406
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	5,519	—	—	5,519
	5,519	—	—	5,519

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Strategic Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 52.4%
Mortgage-Backed Securities 37.8%
Federal Home Loan Mortgage Corporation
2.50%, 02/01/51 - 04/01/52	6,653	5,747
3.00%, 12/01/51 - 06/01/52	4,974	4,480
3.50%, 04/01/52 - 09/01/52	6,413	5,976
4.00%, 04/01/52 - 06/01/53	9,981	9,606
4.50%, 06/01/52 - 10/01/52	9,995	9,837
5.00%, 10/01/52 - 07/01/53	15,043	15,056
5.50%, 11/01/52 - 06/01/54	16,921	17,151
6.00%, 01/01/53 - 08/01/54	16,739	17,127
6.50%, 07/01/53 - 03/01/54	1,511	1,559
Federal National Mortgage Association, Inc.
3.00%, 06/01/50 - 07/01/52	10,831	9,760
3.50%, 05/01/51 - 05/01/53	16,448	15,358
2.50%, 08/01/51 - 09/01/52	19,116	16,566
4.00%, 05/01/52 - 02/01/53	10,018	9,637
4.50%, 07/01/52 - 01/01/53	10,174	10,007
5.00%, 08/01/52 - 06/01/53	19,820	19,849
5.50%, 12/01/52 - 07/01/54	31,701	32,133
6.00%, 01/01/53 - 08/01/54	17,159	17,576
6.50%, 01/01/54	249	257
TBA, 2.50%, 10/15/54 (a)	3,790	3,271
TBA, 4.00%, 10/15/54 (a)	4,495	4,317
TBA, 4.50%, 10/15/54 (a)	5,910	5,810
TBA, 5.00%, 10/15/54 (a)	9,065	9,058
TBA, 5.50%, 10/15/54 (a)	12,580	12,727
TBA, 6.00%, 10/15/54 (a)	1,760	1,799
Government National Mortgage Association
5.00%, 11/20/52 - 11/20/53	4,208	4,218
5.50%, 06/20/53 - 07/20/53	2,443	2,469
TBA, 5.00%, 10/15/54 (a)	6,160	6,171
TBA, 5.50%, 10/15/54 (a)	4,740	4,786
		272,308
Collateralized Mortgage Obligations 8.1%
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1M2-R01, REMIC, 7.18%, (SOFR 30-Day Average + 1.90%), 12/26/41 (b)	1,416	1,432
Connecticut Avenue Securities Trust 2021-R03
Series 2021-1M2-R03, REMIC, 6.93%, (SOFR 30-Day Average + 1.65%), 12/25/41 (b)	498	502
Connecticut Avenue Securities Trust 2022-R02
Series 2022-2B1-R02, REMIC, 9.78%, (SOFR 30-Day Average + 4.50%), 01/27/42 (b)	2,035	2,149
Connecticut Avenue Securities Trust 2022-R03
Series 2022-1M2-R03, REMIC, 8.78%, (SOFR 30-Day Average + 3.50%), 03/25/42 (b)	3,060	3,217
Connecticut Avenue Securities Trust 2022-R04
Series 2022-1M2-R04, REMIC, 8.38%, (SOFR 30-Day Average + 3.10%), 03/25/42 (b)	2,733	2,845
Connecticut Avenue Securities Trust 2022-R08
Series 2022-1M2-R08, REMIC, 8.88%, (SOFR 30-Day Average + 3.60%), 07/25/42 (b)	338	356
Series 2022-1B1-R08, REMIC, 10.88%, (SOFR 30-Day Average + 5.60%), 07/25/42 (b)	2,146	2,352
Connecticut Avenue Securities Trust 2023-R01
Series 2023-1M2-R01, REMIC, 9.03%, (SOFR 30-Day Average + 3.75%), 12/26/42 (b)	1,526	1,635
Connecticut Avenue Securities Trust 2023-R02
Series 2023-1M2-R02, REMIC, 8.63%, (SOFR 30-Day Average + 3.35%), 01/25/43 (b)	964	1,015
Federal Home Loan Mortgage Corporation
Interest Only, Series 2020-X1-RR03, REMIC, 1.71%, 07/27/28 (b)	18,440	992
Interest Only, Series 2020-DX-RR02, REMIC, 1.82%, 09/27/28 (b)	8,100	484
Series 2022-M2-DNA1, REMIC, 7.78%, (SOFR 30-Day Average + 2.50%), 01/25/29 (b)	897	916
Interest Only, Series 2020-X-RR04, REMIC, 2.13%, 02/27/29 (b)	19,725	1,413
Interest Only, Series 2020-CX-RR02, REMIC, 1.27%, 03/27/29 (b)	5,615	264
Series 2021-B1-DNA6, REMIC, 8.68%, (SOFR 30-Day Average + 3.40%), 10/25/41 (b)	1,482	1,529
Series 2021-M2-DNA7, REMIC, 7.08%, (SOFR 30-Day Average + 1.80%), 11/25/41 (b)	855	864
Series 2022-M2-DNA2, REMIC, 9.03%, (SOFR 30-Day Average + 3.75%), 02/25/42 (b)	3,799	3,983
Series 2022-M2-HQA1, REMIC, 10.53%, (SOFR 30-Day Average + 5.25%), 03/25/42 (b)	2,460	2,664
Series 2022-B1-HQA1, REMIC, 12.28%, (SOFR 30-Day Average + 7.00%), 03/25/42 (b)	1,550	1,720
Series 2022-M1B-DNA3, REMIC, 8.18%, (SOFR 30-Day Average + 2.90%), 04/25/42 (b)	917	947
Series 2022-M2-DNA3, REMIC, 9.63%, (SOFR 30-Day Average + 4.35%), 04/25/42 (b)	1,869	1,987
Series 2022-M1B-DNA5, REMIC, 9.78%, (SOFR 30-Day Average + 4.50%), 06/25/42 (b)	1,265	1,360
Series 2022-M1B-HQA3, REMIC, 8.83%, (SOFR 30-Day Average + 3.55%), 08/25/42 (b)	1,457	1,535
Series 2022-M1B-DNA6, REMIC, 8.98%, (SOFR 30-Day Average + 3.70%), 09/25/42 (b)	3,266	3,461
Series 2024-M2-DNA1, REMIC, 7.23%, (SOFR 30-Day Average + 1.95%), 02/25/44 (b)	593	596
Series 2024-M2-HQA1, REMIC, 7.28%, (SOFR 30-Day Average + 2.00%), 03/25/44 (b)	1,613	1,621
Interest Only, Series SA-4456, REMIC, 0.69%, (6.04% - (SOFR 30-Day Average * 1)), 03/15/45 (b)	882	108
Interest Only, Series LI-4994, REMIC, 4.00%, 12/25/48	1,754	356
Federal National Mortgage Association, Inc.
Interest Only, Series C26-413, 4.00%, 07/01/42	1,797	321
Interest Only, Series C24-418, 4.00%, 08/01/43	2,202	387
Series 2018-1M2-C05, REMIC, 7.74%, (SOFR 30-Day Average + 2.46%), 01/27/31 (b)	892	917
Interest Only, Series 2018-ST-18, REMIC, 0.71%, (5.99% - (SOFR 30-Day Average * 1)), 12/25/44 (b)	1,711	205
Interest Only, Series 2016-HS-31, REMIC, 0.61%, (5.89% - (SOFR 30-Day Average * 1)), 06/25/46 (b)	1,180	142
Interest Only, Series 2021-AI-76, REMIC, 3.50%, 11/25/51	3,165	579
Series 2024-FD-61, REMIC, 6.28%, (SOFR 30-Day Average + 1.00%), 03/25/53 (b)	1,481	1,477
Series 2024-FA-10, REMIC, 6.38%, (SOFR 30-Day Average + 1.10%), 03/25/54 (b)	1,458	1,459
Government National Mortgage Association
Series 2020-WK-86, REMIC, 1.00%, 06/20/50	1,578	1,260
Series 2020-KA-112, REMIC, 1.00%, 08/20/50	800	639
Interest Only, Series 2020-CI-162, REMIC, 2.00%, 10/20/50	5,029	607
Interest Only, Series 2020-MI-151, REMIC, 2.50%, 10/20/50	3,842	531
Interest Only, Series 2021-DI-30, REMIC, 2.50%, 02/20/51	4,275	629
Series 2021-HE-103, REMIC, 2.00%, 06/20/51	1,406	1,210
Series 2021-NC-119, REMIC, 1.50%, 07/20/51	1,421	1,179
Interest Only, Series 2021-IO-196, REMIC, 2.50%, 11/20/51	2,334	342
Series 2023-FL-116, REMIC, 6.50%, (SOFR 30-Day Average + 1.15%), 08/20/53 (b)	1,370	1,376
Series 2024-FA-61, REMIC, 6.50%, (SOFR 30-Day Average + 1.15%), 04/20/54 (b)	1,042	1,043
Series 2024-F-104, REMIC, 6.35%, (SOFR 30-Day Average + 1.00%), 06/20/54 (b)	1,457	1,456
		58,062
Sovereign 4.5%
Angola, Government of
8.00%, 11/26/29 (c)	335	304
9.38%, 05/08/48 (c)	1,065	900
Cabinet of Ministers of Ukraine
0.00%, 02/01/30 - 02/01/36 (c) (d)	313	124
1.75%, 02/01/34 - 02/01/36 (c) (d)	542	236
Cabinet Office, Government of Japan
2.20%, 06/20/54, JPY	237,000	1,687

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.15%, 08/12/32, PEN	6,210	1,700
5.40%, 08/12/34, PEN	216	55
6.90%, 08/12/37, PEN	2,601	728
Departamento Administrativo De La Presidencia De La Republica
3.00%, 01/30/30	300	257
Gobierno de la Republica de Costa Rica
7.16%, 03/12/45 (e)	240	261
Gobierno de la Republica de Guatemala
6.55%, 02/06/37 (c)	135	140
Gobierno de la Republica del Ecuador
6.90%, 07/31/30 (c) (d)	285	206
5.50%, 07/31/35 (c) (d)	360	204
Gobierno de La Republica del Paraguay
4.95%, 04/28/31 (c)	470	468
5.40%, 03/30/50 (c)	465	434
Gobierno De La Republica Oriental Del Uruguay
5.10%, 06/18/50	340	339
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 05/29/31 - 11/23/34, MXN	55,636	2,573
3.50%, 02/12/34	1,130	964
4.40%, 02/12/52	1,130	870
Government of Saudi Arabia
3.25%, 11/17/51 (c)	440	302
3.75%, 01/21/55 (c)	335	246
Government of the Sultanate of Oman
6.50%, 03/08/47 (c)	250	263
7.00%, 01/25/51 (c)	470	525
Ministerio De Hacienda Y Credito Publico
7.00%, 06/30/32, COP	5,481,400	1,114
7.25%, 10/18/34, COP	420,300	82
Ministerul Finantelor Publice
3.63%, 03/27/32 (c)	340	302
4.00%, 02/14/51 (c)	360	262
People's Government of Inner Mongolia Autonomous Region
5.13%, 04/07/26 (c)	315	310
Presidence de la Republique de Cote d'Ivoire
6.13%, 06/15/33 (c)	560	526
Presidencia da Republica
10.00%, 01/01/25 - 01/01/35, BRL	14,508	2,365
6.13%, 03/15/34	525	536
Presidencia de la Republica de Chile
4.70%, 09/01/30, CLP	40,000	43
Presidencia de la Republica de El Salvador
9.50%, 07/15/52 (c)	135	126
Presidencia de la Republica Dominicana
7.05%, 02/03/31 (c)	315	341
6.85%, 01/27/45 (c)	400	428
Republica Bolivariana de Venezuela
0.00%, 10/13/24 (e) (f) (g)	1,719	236
Romania, Government of
4.85%, 07/25/29, RON	3,895	813
8.25%, 09/29/32, RON	6,075	1,492
7.10%, 07/31/34, RON	120	28
4.00%, 02/14/51 (e)	712	519
Sandor-Palota
6.75%, 10/22/28, HUF	33,600	98
3.25%, 10/22/31, HUF	573,560	1,365
2.25%, 06/22/34, HUF	130,470	264
South Africa, Parliament of
8.00%, 01/31/30, ZAR	18,642	1,041
8.25%, 03/31/32, ZAR	3,472	188
8.50%, 01/31/37, ZAR	3,050	153
5.65%, 09/27/47	505	420
5.75%, 09/30/49	280	232
The Arab Republic of Egypt
8.50%, 01/31/47 (c)	895	720
The Republic of Indonesia, The Government of
5.50%, 04/15/26, IDR	1,062,000	69
6.50%, 02/15/31, IDR	24,969,000	1,657
7.00%, 02/15/33, IDR	7,626,000	519
6.63%, 02/15/34, IDR	3,760,000	250
4.63%, 04/15/43 (c)	495	483
Urzad Rady Ministrow
7.50%, 07/25/28, PLN	1,827	519
6.00%, 10/25/33, PLN	4,134	1,136
5.00%, 10/25/34, PLN	900	228
		32,651
U.S. Treasury Inflation Indexed Securities 2.0%
Treasury, United States Department of
2.13%, 04/15/29 (h)	6,890	7,083
1.88%, 07/15/34 (h)	7,017	7,190
		14,273
Total Government And Agency Obligations (cost $375,399)		377,294
CORPORATE BONDS AND NOTES 31.4%
Financials 10.7%
Acrisure, LLC
8.50%, 06/15/29 (c)	130	136
7.50%, 11/06/30 (c)	135	139
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (c)	175	174
6.75%, 04/15/28 (c)	285	290
7.00%, 01/15/31 (c)	45	46
6.50%, 10/01/31 (c)	50	51
7.38%, 10/01/32 (c)	15	15
Ally Financial Inc.
4.70%, (100, 05/15/28) (i)	241	196
American Express Company
3.55%, (100, 09/15/26) (i)	185	175
AmWINS Group, Inc.
6.38%, 02/15/29 (c)	60	61
4.88%, 06/30/29 (c)	160	154
AON North America, Inc.
5.45%, 03/01/34	685	718
5.75%, 03/01/54	1,175	1,245
AssuredPartners, Inc.
7.50%, 02/15/32 (c)	170	175
Australia and New Zealand Banking Group Limited
5.67%, 10/03/25	765	777
Baldwin Insurance Group Holdings LLC
7.13%, 05/15/31 (c)	75	79
Banco Bilbao Vizcaya Argentaria, S.A.
6.50%, (100, 03/05/25) (i) (j)	200	200
Banco Do Brasil SA
8.75%, (10 Year Treasury + 4.40%), (100, 10/15/24) (b) (e) (i)	550	559
Bangkok Bank Public Company Limited
5.65%, 07/05/34 (c)	190	200
Bank of America Corporation
4.38%, (100, 01/27/27) (i)	1,530	1,475
2.97%, 02/04/33	785	704
5.47%, 01/23/35	980	1,030
Bank of New York Mellon Corporation, The
3.75%, (100, 12/20/26) (i)	2,655	2,498
Bank of Nova Scotia, The
5.35%, 12/07/26 (j)	1,145	1,174
Barclays PLC
4.38%, (100, 03/15/28) (i) (j)	710	633
8.00%, (100, 03/15/29) (i) (j)	880	925
9.63%, (100, 12/15/29) (i) (j)	645	726
Benteler International Aktiengesellschaft
9.38%, 05/15/28, EUR (e)	157	180
10.50%, 05/15/28 (c)	370	391
Block, Inc.
6.50%, 05/15/32 (c)	185	193
BNP Paribas
4.50%, (100, 02/25/30) (c) (i) (j)	155	134
4.63%, (100, 02/25/31) (c) (i)	1,540	1,413
7.38%, (100, 08/19/25) (c) (i) (j)	117	118
9.25%, (100, 11/17/27) (c) (i) (j)	135	147
BPCE
5.94%, 05/30/35 (c) (j)	555	581
BroadStreet Partners, Inc.
5.88%, 04/15/29 (c)	215	206

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Capital One Financial Corporation
3.95%, (100, 09/01/26) (i) (k)	2,177	2,066
5.70%, 02/01/30	150	155
6.38%, 06/08/34	335	362
Charles Schwab Corporation, The
4.00%, (100, 06/01/26) (i)	2,542	2,333
5.00%, (100, 06/01/27) (i) (k)	405	396
Citigroup Inc.
3.88%, (100, 02/18/26) (i)	1,081	1,046
4.15%, (100, 11/15/26) (i)	935	896
7.00%, (100, 08/15/34) (i)	650	696
Citizens Financial Group, Inc.
4.00%, (100, 10/06/26) (i)	215	203
8.58%, (3 Month Term SOFR + 3.26%), (100, 1/6/25) (b) (i)	275	274
Commerzbank Aktiengesellschaft
7.00%, (100, 04/09/25) (e) (i)	200	200
Commonwealth Bank of Australia
5.50%, 09/12/25	950	960
Corebridge Financial, Inc.
5.75%, 01/15/34	730	770
Deutsche Bank Aktiengesellschaft
5.40%, 09/11/35 (j)	1,085	1,094
Emirates NBD Bank (P.J.S.C)
6.13%, (100, 03/20/25) (e) (i)	575	578
Fifth Third Bancorp
8.63%, (3 Month Term SOFR + 3.29%), (100, 11/07/24) (b) (i)	547	546
4.34%, 04/25/33	710	683
Global Atlantic Financial Company
7.95%, 10/15/54 (c)	685	714
Global Aviation Leasing Co., Ltd.
8.75%, 09/01/27 (c)	80	81
Goldman Sachs Group, Inc., The
3.65%, (100, 08/10/26) (i)	195	185
3.80%, (100, 05/10/26) (i)	185	177
4.13%, (100, 11/10/26) (i)	260	249
6.13%, (100, 11/10/34) (i)	570	573
7.50%, (100, 05/10/29) (i)	995	1,057
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (c)	390	347
GTCR W-2 Merger Sub LLC
7.50%, 01/15/31 (c)	245	263
HSBC Holdings PLC
4.00%, (100, 03/09/26) (i) (j) (k)	450	436
4.70%, (100, 03/09/31) (i) (j)	410	371
8.00%, (100, 03/07/28) (i) (k)	295	317
HUB International Limited
7.25%, 06/15/30 (c)	495	516
7.38%, 01/31/32 (c)	60	62
Huntington Bancshares Incorporated
4.45%, (100, 10/15/27) (i) (k)	383	366
5.63%, (100, 07/15/30) (i)	134	135
8.44%, (3 Month Term SOFR + 3.14%), (100, 10/15/24) (b) (i)	504	504
5.71%, 02/02/35	585	609
ING Groep N.V.
3.88%, (100, 05/16/27) (i) (j) (k)	1,045	942
5.75%, (100, 11/16/26) (i) (j)	846	836
JPMorgan Chase & Co.
3.65%, (100, 06/01/26) (i)	65	63
4.60%, (100, 02/01/25) (i)	87	86
8.09%, (3 Month Term SOFR + 2.84%), (100, 11/01/24) (b) (i) (k)	159	159
2.18%, 06/01/28	1,475	1,399
3.33%, 04/22/52	740	571
Liberty Mutual Group Inc.
4.13%, 12/15/51 (c)	690	655
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (i) (j)	210	211
8.00%, (100, 09/27/29) (i) (j)	640	686
M&T Bank Corporation
3.50%, (100, 09/01/26) (i)	1,095	976
6.08%, 03/13/32	335	356
Metropolitan Life Global Funding I
0.95%, 07/02/25 (c)	475	464
5.00%, 01/06/26 (c)	675	682
Mizuho Financial Group, Inc.
1.55%, 07/09/27	380	361
Morgan Stanley
5.25%, 04/21/34	1,225	1,265
5.83%, 04/19/35	550	591
Nationstar Mortgage Holdings Inc.
6.50%, 08/01/29 (c)	410	417
Nationwide Building Society
4.13%, 10/18/32 (c)	835	811
NatWest Group PLC
4.60%, (100, 06/28/31) (i) (j)	935	796
6.00%, (100, 12/29/25) (i) (j)	205	205
3.03%, 11/28/35 (j)	1,260	1,118
New York Life Global Funding
0.85%, 01/15/26 (c)	845	810
Nordea Bank Abp
3.75%, (100, 03/01/29) (c) (i) (j)	1,015	903
1.50%, 09/30/26 (c)	835	791
OneMain Finance Corporation
7.13%, 11/15/31	150	152
Panther Escrow Issuer LLC
7.13%, 06/01/31 (c)	190	199
Principal Life Global Funding II
1.50%, 11/17/26 (c)	1,020	968
Progroup AG
5.38%, 04/15/31, EUR (e)	200	216
Provident Funding Mortgage Loan Trust 2005-1
9.75%, 09/15/29 (c)	70	71
Royal Bank of Canada
4.95%, 04/25/25 (j)	975	977
Ryan Specialty, LLC
5.88%, 08/01/32 (c)	80	81
Santander UK Group Holdings PLC
6.83%, 11/21/26 (j)	1,010	1,031
Skandinaviska Enskilda Banken AB
5.13%, (100, 05/13/25) (e) (i) (j)	800	793
Starwood Property Trust, Inc.
7.25%, 04/01/29 (c)	155	163
State Street Corporation
1.75%, 02/06/26	865	855
2.90%, 03/30/26	515	510
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/26	365	355
3.01%, 10/19/26	340	332
Svenska Handelsbanken AB
5.25%, 06/15/26 (c)	1,385	1,410
The PNC Financial Services Group, Inc.
3.40%, (100, 09/15/26) (i)	1,990	1,811
5.00%, (100, 11/01/26) (i)	30	30
6.25%, (100, 03/15/30) (i)	465	472
6.88%, 10/20/34	590	676
Toronto-Dominion Bank, The
3.77%, 06/06/25 (j)	675	672
Truist Financial Corporation
5.10%, (100, 03/01/30) (i)	90	89
8.31%, (3 Month Term SOFR + 3.36%), (100, 12/15/24) (b) (i)	308	308
5.44%, 01/24/30	750	777
5.87%, 06/08/34	1,105	1,175
Turkiye Vakiflar Bankasi T.A.O.
8.99%, 10/05/34 (c)	300	314
U.S. Bancorp
3.70%, (100, 01/15/27) (i)	2,340	2,154
UBS Group AG
9.25%, (100, 11/13/33) (c) (i) (j)	815	962
4.70%, 08/05/27 (c) (j)	1,255	1,257
UBS Group Funding (Switzerland) AG
6.88%, (100, 08/07/25) (e) (i) (j)	1,066	1,070
Wells Fargo & Company
3.90%, (100, 03/15/26) (i)	275	267
7.63%, (100, 09/15/28) (i) (k)	315	343
6.49%, 10/23/34	900	1,005

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Westpac Banking Corporation
5.51%, 11/17/25	1,020	1,036
XP Inc.
6.75%, 07/02/29 (c)	280	287
		77,110
Communication Services 3.6%
Altice France
4.13%, 01/15/29, EUR (e)	385	298
Altice France Holding S.A.
5.50%, 01/15/28 (c)	185	135
AT&T Inc.
3.50%, 09/15/53	2,155	1,584
British Telecommunications Public Limited Company
8.38%, 12/20/83, GBP (e)	800	1,151
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (c)	260	258
CCO Holdings, LLC
5.00%, 02/01/28 (c)	130	126
5.38%, 06/01/29 (c)	185	178
6.38%, 09/01/29 (c)	55	55
4.75%, 03/01/30 (c)	330	303
4.50%, 08/15/30 (c)	85	77
4.25%, 02/01/31 (c)	90	79
4.50%, 05/01/32	140	121
4.50%, 06/01/33 (c)	55	47
Charter Communications Operating, LLC
4.80%, 03/01/50	1,610	1,234
3.90%, 06/01/52	640	419
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (c)	275	270
9.00%, 09/15/28 (c)	90	96
Comcast Corporation
2.94%, 11/01/56	970	636
CSC Holdings, LLC
5.38%, 02/01/28 (c)	105	88
7.50%, 04/01/28 (c)	40	27
11.25%, 05/15/28 (c)	70	68
11.75%, 01/31/29 (c)	175	169
5.75%, 01/15/30 (c)	40	21
4.13%, 12/01/30 (c) (k)	75	55
4.63%, 12/01/30 (c)	80	41
5.00%, 11/15/31 (c)	40	20
Equipmentshare.Com Inc
9.00%, 05/15/28 (c)	185	193
Fox Corporation
6.50%, 10/13/33	895	977
Frontier Communications Holdings, LLC
5.88%, 11/01/29	190	189
8.75%, 05/15/30 (c)	75	80
Frontier Communications Parent, Inc.
5.00%, 05/01/28 (c)	185	183
Iliad Holding
5.63%, 10/15/28, EUR (e)	1,051	1,187
7.00%, 10/15/28 (c)	160	163
Koninklijke KPN N.V.
6.00%, (100, 09/21/27), EUR (e) (i)	100	118
Level 3 Financing, Inc.
4.88%, 06/15/29 (c)	90	76
11.00%, 11/15/29 (c)	136	150
10.50%, 05/15/30 (c)	55	60
Lorca Telecom Bondco SA.
4.00%, 09/18/27, EUR (e)	1,383	1,530
Lumen Technologies Inc.
4.13%, 04/15/29 (c)	50	42
McGraw-Hill Education, Inc.
7.38%, 09/01/31 (c)	35	36
Midcontinent Communications
8.00%, 08/15/32 (c)	95	97
MVC Acquisition Corp.
5.75%, 08/01/28 (c)	70	69
8.00%, 08/01/29 (c)	120	121
Odido Group Holding B.V.
5.50%, 01/15/30, EUR (e)	120	130
Optics BidCo S.p.A.
6.88%, 02/15/28, EUR	100	121
Optics HoldCo S.r.l.
7.88%, 07/31/28, EUR	688	863
PLT VII Finance S.a r.l.
6.00%, 06/15/31, EUR (e)	200	231
Rogers Communications Inc.
3.80%, 03/15/32	680	632
SES
2.88%, (100, 05/27/26), EUR (e) (i) (k)	200	211
Summer (BC) Holdco B S.a r.l.
5.75%, 10/31/26, EUR (e)	200	223
Telecom Italia S.p.A.
7.88%, 07/31/28, EUR (e)	339	425
Telefonica Europe B.V.
2.88%, (100, 06/24/27), EUR (e) (i)	200	215
6.75%, (100, 06/07/31), EUR (e) (i)	300	368
7.13%, (100, 08/23/28), EUR (e) (i)	200	244
T-Mobile USA, Inc.
4.50%, 04/15/50	1,270	1,128
3.40%, 10/15/52	2,075	1,521
United Group B.V.
4.63%, 08/15/28, EUR (e) (k)	180	197
6.75%, 02/15/31, EUR (e)	200	230
UPCB Finance VII Limited
3.63%, 06/15/29, EUR (e)	215	231
Verizon Communications Inc.
5.50%, 02/23/54	415	436
2.99%, 10/30/56	1,260	828
Virgin Media Vendor Financing Notes III Designated Activity Company
4.88%, 07/15/28, GBP (e)	805	993
Vodafone Group Public Limited Company
4.88%, 06/19/49	1,850	1,703
5.75%, 06/28/54	555	575
4.88%, 10/03/78, GBP (e)	300	397
6.50%, 08/30/84, EUR (e)	500	612
Windstream Services, LLC
8.25%, 10/01/31 (c)	60	61
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (c)	110	98
6.13%, 03/01/28 (c)	75	62
Ziggo Bond Company B.V.
3.38%, 02/28/30, EUR (e)	353	355
		25,917
Consumer Discretionary 3.6%
888 Acquisitions Limited
10.75%, 05/15/30, GBP (c)	100	136
Allwyn International a.s.
3.88%, 02/15/27, EUR (e)	245	270
Aramark International Finance S.a r.l.
3.13%, 04/01/25, EUR (e)	277	306
B&M European Value Retail S.A.
3.63%, 07/15/25, GBP (e)	124	162
8.13%, 11/15/30, GBP (e)	450	643
Banijay Entertainment
7.00%, 05/01/29, EUR (e)	300	351
7.00%, 05/01/29, EUR (c)	185	216
Bath & Body Works, Inc.
6.63%, 10/01/30 (c)	245	250
6.75%, 07/01/36	105	108
BCPE Empire Holdings, Inc.
7.63%, 05/01/27 (c)	405	406
Beazer Homes USA, Inc.
7.50%, 03/15/31 (c)	115	119
Bertrand Franchise Finance
6.50%, 07/18/30, EUR (e)	210	241
BK LC Lux Finco 1 S.a r.l.
5.25%, 04/30/29, EUR (e)	935	1,052
Caesars Entertainment, Inc.
4.63%, 10/15/29 (c) (k)	45	43
Carnival Corporation
6.00%, 05/01/29 (c)	205	207
Carnival Holdings (Bermuda) Limited
10.38%, 05/01/28 (c)	200	216

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Carvana Co.
12.00%, 12/01/28 (c) (l)	40	42
13.00%, 06/01/30 (c) (l)	75	82
14.00%, 06/01/31 (c) (l)	70	82
Ceconomy AG
6.25%, 07/15/29, EUR (e)	320	354
Churchill Downs Incorporated
6.75%, 05/01/31 (c)	265	274
Cirsa Finance International S.a r.l.
7.88%, 07/31/28, EUR (e)	546	644
6.50%, 03/15/29, EUR (e)	195	227
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (c)	75	79
CPUK Mortgage Finance Limited
6.50%, 08/28/50, GBP (e)	130	173
CT Investment GmbH
6.38%, 04/15/30, EUR (e)	200	227
Dana Financing Luxembourg S.a r.l.
8.50%, 07/15/31, EUR (e)	223	263
Dealer Tire, LLC
8.00%, 02/01/28 (c)	145	145
Deuce Finco PLC
5.50%, 06/15/27, GBP (e)	200	262
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (c)	45	40
Dufry One B.V.
3.38%, 04/15/28, EUR (e)	377	415
Eroski Sociedad Cooperativa
10.63%, 04/30/29, EUR (e)	270	319
Flutter Treasury Designated Activity Company
5.00%, 04/29/29, EUR (e)	285	327
FNAC Darty
6.00%, 04/01/29, EUR (e)	200	232
Food Service Project SL
5.50%, 01/21/27, EUR (e)	110	122
Forvia
2.38%, 06/15/27, EUR (e)	150	158
3.75%, 06/15/28, EUR (e)	100	107
5.50%, 06/15/31, EUR (e)	300	330
Goldstory
6.75%, 02/01/30, EUR (e) (k)	140	159
Grupo Antolin-Irausa SA
3.50%, 04/30/28, EUR (e)	100	84
IHO Verwaltungs GmbH
3.88%, 05/15/27, EUR (e) (l)	779	859
Jaguar Land Rover Automotive PLC
7.75%, 10/15/25 (c)	140	140
4.50%, 07/15/28, EUR (e)	261	292
KB Home
7.25%, 07/15/30	75	78
4.00%, 06/15/31	55	51
Las Vegas Sands Corp.
6.20%, 08/15/34	430	451
LHMC Finco 2 S.A R.L.
7.25%, 10/02/25, EUR (d) (e) (l)	63	70
Light and Wonder International, Inc.
7.25%, 11/15/29 (c)	170	176
Lottomatica S.p.A.
5.38%, 06/01/30, EUR (e)	180	207
Macy's Retail Holdings
5.88%, 03/15/30 (c)	215	211
4.50%, 12/15/34	55	46
Maison Finco PLC
6.00%, 10/31/27, GBP (e)	204	263
MCE Finance Limited
5.63%, 07/17/27 (c)	595	580
Merlin Entertainments Group U.S. Holdings Inc.
7.38%, 02/15/31 (c)	65	65
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (c)	345	331
Miller Homes Group (Finco) PLC
7.00%, 05/15/29, GBP (e)	200	259
Motion Bondco Designated Activity Company
4.50%, 11/15/27, EUR (e) (k)	120	122
Motion Finco S.a r.l.
7.38%, 06/15/30, EUR (e)	100	112
NCL Corporation Ltd.
5.88%, 03/15/26 - 02/15/27 (c)	270	271
Next Group PLC
3.63%, 05/18/28, GBP (e)	300	387
One Hotels GmbH
7.75%, 04/02/31, EUR (e)	200	234
PENN Entertainment, Inc.
4.13%, 07/01/29 (c) (k)	130	118
PetSmart, LLC
4.75%, 02/15/28 (c)	145	139
7.75%, 02/15/29 (c)	160	158
Peu (Fin) PLC
7.25%, 07/01/28, EUR (e)	100	116
7.25%, 07/01/28, EUR (c)	210	243
Pinnacle Bidco PLC
10.00%, 10/11/28, GBP (c)	251	357
Rakuten Group, Inc.
4.25%, (100, 04/22/27), EUR (e) (i)	200	190
Resideo Funding Inc.
6.50%, 07/15/32 (c)	235	242
Royal Caribbean Cruises Ltd.
5.50%, 04/01/28 (c)	160	162
5.63%, 09/30/31 (c)	85	86
6.00%, 02/01/33 (c)	145	149
Schaeffler AG
4.50%, 03/28/30, EUR (e)	400	438
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28	185	182
Six Flags Operations Inc.
5.50%, 04/15/27 (c)	25	25
7.25%, 05/15/31 (c)	345	357
6.63%, 05/01/32 (c)	60	62
The Goodyear Tire & Rubber Company
5.00%, 05/31/26 - 07/15/29	435	413
TVL Finance PLC
10.25%, 04/28/28, GBP (e) (k)	239	334
United Parks And Resorts Inc.
5.25%, 08/15/29 (c)	225	220
Valeo
5.88%, 04/12/29, EUR (e)	200	233
Verde Purchaser, LLC
10.50%, 11/30/30 (c)	230	250
Viking Cruises Limited
9.13%, 07/15/31 (c)	280	306
Volkswagen International Finance N.V.
3.75%, (100, 12/28/27), EUR (e) (i)	500	533
3.88%, (100, 06/17/29), EUR (e) (i)	200	207
Warnermedia Holdings, Inc.
5.05%, 03/15/42	3,970	3,240
White Cap Parent, LLC
8.25%, 03/15/26 (c) (l)	185	185
Windsor Holdings III, LLC
8.50%, 06/15/30 (c)	300	321
Wynn Macau, Limited
5.50%, 01/15/26 (c)	435	432
ZF Friedrichshafen AG
3.00%, 10/23/29, EUR (e)	1,000	990
ZF North America Capital, Inc.
6.88%, 04/14/28 (c)	105	106
6.75%, 04/23/30 (c)	40	40
		25,912
Utilities 2.5%
A2a S.P.A.
5.00%, (100, 06/11/29), EUR (e) (i)	300	340
Alpha Generation LLC
6.75%, 10/15/32 (c)	185	188
American Electric Power Company, Inc.
7.05%, 12/15/54 (k)	1,040	1,095
Apa Infrastructure Limited
7.13%, 11/09/83, EUR (e)	300	362
AusNet Services Holdings Pty Ltd
1.63%, 03/11/81, EUR (e)	543	575

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Calpine Corporation
5.13%, 03/15/28 (c)	70	69
4.63%, 02/01/29 (c)	100	97
5.00%, 02/01/31 (c)	349	338
Constellation Energy Generation, LLC
6.50%, 10/01/53	345	400
Dominion Energy, Inc.
7.00%, 06/01/54	1,220	1,334
Duke Energy Corporation
6.45%, 09/01/54	550	572
Edison International
5.00%, (100, 12/15/26) (i)	1,265	1,238
EDP, S.A.
5.94%, 04/23/83, EUR (e)	500	585
Electricite de France
2.63%, (100, 12/01/27), EUR (e) (i)	800	832
3.38%, (100, 06/15/30), EUR (e) (i)	400	405
7.50%, (100, 09/06/28), EUR (e) (i)	400	488
Elia Group
5.85%, (100, 03/15/28), EUR (e) (i)	300	349
Enel S.p.A
6.38%, (100, 04/16/28), EUR (e) (i)	450	535
Energia Group Roi Financeco Designated Activity Company
6.88%, 07/31/28, EUR (c)	207	241
Eversource Energy
5.50%, 01/01/34	565	587
Naturgy Finance Iberia, S.A.
2.37%, (100, 11/23/26), EUR (e) (i)	300	322
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/25 (d)	460	465
NGG Finance PLC
5.63%, 06/18/73, GBP (e)	300	400
NRG Energy, Inc.
10.25%, (100, 03/15/28) (c) (i)	215	242
3.38%, 02/15/29 (c)	155	145
Orsted A/S
5.13%, (100, 09/14/29), EUR (e) (i)	100	115
5.25%, 12/08/22, EUR (e)	607	693
Pacific Gas And Electric Company
4.95%, 07/01/50	407	369
Sempra
6.40%, 10/01/54	540	542
SSE PLC
4.00%, (100, 01/21/28), EUR (e) (i)	400	443
Stedin Holding N.V.
1.50%, (100, 12/31/26), EUR (e) (i)	200	209
The Southern Company
4.00%, 01/15/51	1,320	1,299
1.88%, 09/15/81, EUR (j)	536	549
UGI International, LLC
2.50%, 12/01/29, EUR (e)	160	165
Vattenfall AB
6.88%, 08/17/83, GBP (e)	300	411
Veolia Environnement
2.50%, (100, 01/20/29), EUR (e) (i)	200	207
5.99%, (100, 11/22/28), EUR (e) (i)	500	591
Vistra Corp.
7.00%, (100, 12/15/26) (c) (i)	185	189
Vistra Operations Company LLC
5.50%, 09/01/26 (c)	30	30
4.38%, 05/01/29 (c)	85	82
7.75%, 10/15/31 (c)	75	81
6.88%, 04/15/32 (c)	190	200
		18,379
Energy 2.2%
3R Lux
9.75%, 02/05/31 (c)	310	327
Antero Midstream Partners LP
6.63%, 02/01/32 (c)	405	419
Archrock Partners, L.P.
6.63%, 09/01/32 (c)	130	133
Ascent Resources - Utica, LLC
8.25%, 12/31/28 (c)	170	174
5.88%, 06/30/29 (c)	230	227
Bip-V Chinook
5.50%, 06/15/31 (c)	720	706
BP Capital Markets P.L.C.
3.25%, (100, 03/22/26), EUR (e) (i)	700	770
Civitas Resources, Inc.
8.38%, 07/01/28 (c)	40	42
8.63%, 11/01/30 (c)	55	58
8.75%, 07/01/31 (c)	30	32
Comstock Resources, Inc.
6.75%, 03/01/29 (c)	296	289
Crescent Energy Finance LLC
7.38%, 01/15/33 (c)	75	74
Cullinan Holdco SCSp
4.63%, 10/15/26, EUR (e) (k)	200	196
Devon Energy Corporation
5.75%, 09/15/54	1,095	1,067
Diamondback Energy, Inc.
6.25%, 03/15/53	610	655
5.75%, 04/18/54	495	498
DT Midstream, Inc.
4.13%, 06/15/29 (c)	155	148
4.38%, 06/15/31 (c)	130	123
Ecopetrol S.A.
5.88%, 05/28/45	345	259
Enbridge Inc.
8.25%, 01/15/84 (j)	300	318
Energy Transfer LP
5.95%, 05/15/54	1,135	1,164
FS Luxembourg S.a r.l.
8.88%, 02/12/31 (c)	340	348
Genesis Energy, L.P.
7.75%, 02/01/28	145	147
7.88%, 05/15/32	49	50
Geopark Limited
5.50%, 01/17/27 (c)	525	498
Gran Tierra Energy Inc.
9.50%, 10/15/29 (c)	340	322
Harvest Midstream I, L.P.
7.50%, 09/01/28 (c)	370	378
Howard Midstream Energy Partners, LLC
7.38%, 07/15/32 (c)	130	135
Joint Stock Company National Company Kazmunaygas
5.75%, 04/19/47 (c)	375	346
6.38%, 10/24/48 (c)	400	398
Kinder Morgan, Inc.
5.55%, 06/01/45	675	666
Kinetik Holdings LP
6.63%, 12/15/28 (c)	190	197
5.88%, 06/15/30 (c)	185	186
Medco Bell PTE. LTD.
6.38%, 01/30/27 (c)	330	329
MV24 Capital B.V.
6.75%, 06/01/34 (c)	173	169
Noble Finance II LLC
8.00%, 04/15/30 (c)	150	155
Northriver Midstream Finance LP
6.75%, 07/15/32 (c)	55	57
Petrobras Global Finance B.V.
6.00%, 01/13/35	170	168
Petroleos de Venezuela, S.A.
0.00%, 05/16/25 - 04/12/27 (e) (f) (g)	6,339	603
Petroleos Mexicanos
6.35%, 02/12/48 (k)	505	350
7.69%, 01/23/50	1,250	972
PT Pertamina (Persero)
6.45%, 05/30/44 (c)	260	286
Saudi Arabian Oil Company
5.75%, 07/17/54 (c)	240	243
Sierracol Energy Andina, LLC
6.00%, 06/15/28 (c)	215	197
Tallgrass Energy Partners, LP
5.50%, 01/15/28 (c)	260	252
6.00%, 12/31/30 - 09/01/31 (c)	295	280

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Venture Global LNG, Inc.
7.00%, 01/15/30 (c)	90	92
8.38%, 06/01/31 (c)	200	211
9.88%, 02/01/32 (c)	70	78
Wintershall Dea AG
3.00%, (100, 07/20/28), EUR (e) (i)	200	205
		15,997
Industrials 2.1%
Abertis Infraestructuras Finance B.V.
3.25%, (100, 11/24/25), EUR (e) (i)	900	988
Air France - KLM
4.63%, 05/23/29, EUR (e)	300	339
Ambipar Lux S.a r.l.
9.88%, 02/06/31 (c)	170	176
American Airlines, Inc.
5.75%, 04/20/29 (c)	400	399
Arcosa, Inc.
6.88%, 08/15/32 (c)	50	52
Assemblin Caverion Group AB
6.25%, 07/01/30, EUR (e)	300	342
Boeing Company, The
5.81%, 05/01/50 (m)	1,790	1,728
Bombardier Inc.
7.00%, 06/01/32 (c)	235	246
Calderys Financing, LLC
11.25%, 06/01/28 (c)	50	54
11.75%, 06/01/28 (c) (l)	80	81
Chart Industries, Inc.
7.50%, 01/01/30 (c)	240	253
9.50%, 01/01/31 (c)	80	87
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (c)	140	142
6.13%, 01/15/29 (c)	75	66
Corporation De Securite Garda World
7.75%, 02/15/28 (c)	185	192
8.25%, 08/01/32 (c)	90	92
CTEC II GmbH
5.25%, 02/15/30, EUR (e)	250	257
EMRLD Borrower LP
6.75%, 07/15/31 (c)	60	63
Energizer Gamma Acquisition B.V.
3.50%, 06/30/29, EUR (e)	350	366
Fiber Bidco S.P.A.
7.93%, 01/15/30, EUR (b)	100	112
6.13%, 06/15/31, EUR (e)	200	221
Fortress Transportation And Infrastructure Investors LLC
7.00%, 06/15/32 (c)	335	352
Hillenbrand, Inc.
3.75%, 03/01/31 (k)	50	45
HT Troplast GmbH
9.38%, 07/15/28, EUR (e)	110	126
JELD-WEN Holding, Inc.
7.00%, 09/01/32 (c)	155	157
L3Harris Technologies, Inc.
5.40%, 07/31/33	740	774
Lightning Power LLC
7.25%, 08/15/32 (c)	380	399
Madison IAQ LLC
5.88%, 06/30/29 (c)	150	146
Masterbrand, Inc.
7.00%, 07/15/32 (c)	115	121
Mauser Packaging Solutions Holding Company
9.25%, 04/15/27 (c)	460	472
MIWD Holdco II LLC
5.50%, 02/01/30 (c)	150	146
Mobico Group PLC
4.25%, (100, 11/26/25), GBP (e) (i)	245	296
Pactiv Evergreen Group Issuer LLC
4.38%, 10/15/28 (c)	560	537
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (c)	15	14
Sensata Technologies B.V.
5.88%, 09/01/30 (c)	135	136
SPX Flow, Inc.
8.75%, 04/01/30 (c)	225	236
Standard Building Solutions Inc.
4.38%, 07/15/30 (c)	245	232
3.38%, 01/15/31 (c)	200	178
The Manitowoc Company, Inc.
9.25%, 10/01/31 (c)	100	103
TK Elevator Holdco GmbH
7.63%, 07/15/28 (c)	145	146
TransDigm Inc.
5.50%, 11/15/27	140	140
6.75%, 08/15/28 (c)	185	191
4.63%, 01/15/29	55	53
6.38%, 03/01/29 (c)	95	98
7.13%, 12/01/31 (c)	60	63
6.63%, 03/01/32 (c)	190	198
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (c)	125	124
8.50%, 08/15/27 (c) (k)	210	210
Uber Technologies, Inc.
5.35%, 09/15/54	1,450	1,437
Vertical Midco GmbH
4.38%, 07/15/27, EUR (e)	1,015	1,117
Wrangler Holdco Corp.
6.63%, 04/01/32 (c)	290	302
XPO, Inc.
7.13%, 02/01/32 (c)	180	189
		14,994
Consumer Staples 2.0%
AA Bond Co Limited
6.50%, 01/31/26, GBP (d) (e)	45	59
6.50%, 01/31/26, GBP (c) (d)	45	59
8.45%, 01/31/28, GBP (d) (e)	409	580
Allied Universal Holdco LLC
4.88%, 06/01/28, GBP (e)	175	216
6.00%, 06/01/29 (c)	260	232
7.88%, 02/15/31 (c)	110	112
Amber FinCo PLC
6.63%, 07/15/29, EUR (e)	195	227
Arena Luxembourg Finance S.a r.l.
1.88%, 02/01/28, EUR (e)	180	187
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (c)	215	202
BCP V Modular Services Finance II PLC
6.13%, 11/30/28, GBP (e)	178	225
BCP V Modular Services Finance PLC
6.75%, 11/30/29, EUR (e)	100	97
Bellis Acquisition Company PLC
8.13%, 05/14/30, GBP (e)	300	396
Bellis Finco PLC
4.00%, 02/16/27, GBP (e)	150	185
Champions Financing Inc.
8.75%, 02/15/29 (c) (k)	280	285
Co-operative Group Limited
7.50%, 07/08/26, GBP (d) (e) (m)	100	136
Coty Inc.
5.00%, 04/15/26 (c)	220	219
6.63%, 07/15/30 (c)	160	166
GTCR W-2 Merger Sub LLC
8.50%, 01/15/31, GBP (e)	478	691
House of HR Group B.V.
9.00%, 11/03/29, EUR (e)	200	222
Iceland Bondco PLC
10.88%, 12/15/27, GBP (e)	141	202
Imperial Brands Finance PLC
5.88%, 07/01/34 (c)	1,440	1,496
Kapla Holding
6.98%, (3 Month EURIBOR + 3.50%), 07/31/30, EUR (b) (e)	100	112
Loxama
5.75%, 07/15/27, EUR (e)	226	251
Minerva Luxembourg S.A.
8.88%, 09/13/33 (c)	370	404
Molson Coors Beverage Company
4.20%, 07/15/46	905	783

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Neptune BidCo US Inc.
9.29%, 04/15/29 (c)	325	318
Ocado Group PLC
10.50%, 08/08/29, GBP (e)	110	145
Pachelbel BidCo S.p.A.
7.13%, 05/17/31, EUR (e)	100	119
Paganini BidCo S.p.A.
7.90%, (3 Month EURIBOR + 4.25%), 10/30/28, EUR (b) (e)	300	335
Performance Food Group, Inc.
6.13%, 09/15/32 (c)	160	164
Philip Morris International Inc.
5.38%, 02/15/33	1,025	1,071
Picard Bondco
5.38%, 07/01/27, EUR (e)	100	109
Picard Groupe
6.38%, 07/01/29, EUR (e)	100	114
Post Holdings, Inc.
6.38%, 03/01/33 (c)	255	259
6.25%, 10/15/34 (c)	55	55
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (c)	130	131
6.25%, 01/15/28 (c)	250	250
Primo Water Holdings Inc.
3.88%, 10/31/28, EUR (e)	170	185
Q-Park Holding I B.V.
5.13%, 03/01/29, EUR (c)	208	238
RAC Bond Co PLC
5.25%, 11/04/27, GBP (d) (e)	100	131
Ritchie Bros. Holdings Inc.
6.75%, 03/15/28 (c)	45	46
7.75%, 03/15/31 (c)	290	309
Safeway Inc.
5.88%, 02/15/28 (c)	260	261
Techem Verwaltungsgesellschaft 674 mbH
6.00%, 07/30/26, EUR (e)	264	293
Upfield B.V.
6.88%, 07/02/29, EUR (e)	100	111
Verisure Holding AB
3.25%, 02/15/27, EUR (e)	495	539
Verisure Midholding AB
5.25%, 02/15/29, EUR (e)	596	659
Walgreens Boots Alliance, Inc.
2.13%, 11/20/26, EUR	365	381
Wand NewCo 3, Inc.
7.63%, 01/30/32 (c)	280	295
		14,262
Health Care 1.6%
Amgen Inc.
5.75%, 03/02/63	890	941
Avantor, Inc.
3.88%, 07/15/28, EUR (e)	115	127
Bausch + Lomb Corporation
8.38%, 10/01/28 (c)	115	122
Bayer Aktiengesellschaft
5.38%, 03/25/82, EUR (e)	800	881
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28, EUR (e)	100	109
7.50%, 05/15/30, EUR (e)	100	117
Community Health Systems, Inc.
5.63%, 03/15/27 (c)	60	59
6.00%, 01/15/29 (c)	120	116
5.25%, 05/15/30 (c)	100	92
10.88%, 01/15/32 (c)	85	94
Concentra Escrow Issuer Corporation
6.88%, 07/15/32 (c)	30	32
CVS Health Corporation
5.05%, 03/25/48	920	840
Ephios Subco 3 S.a r.l.
7.88%, 01/31/31, EUR (e)	300	359
Eurofins Scientific SE
6.75%, (100, 04/24/28), EUR (e) (i) (k)	235	276
Fortrea Holdings Inc.
7.50%, 07/01/30 (c)	100	101
Grifols Escrow Issuer S.A.
3.88%, 10/15/28, EUR (e)	200	206
Grifols, S.A.
1.63%, 02/15/25, EUR (e)	102	112
2.25%, 11/15/27, EUR (e)	120	128
Grunenthal GmbH
3.63%, 11/15/26, EUR (e)	200	220
HCA Inc.
5.45%, 04/01/31	475	497
5.50%, 06/01/33	620	644
Lifepoint Health, Inc.
9.88%, 08/15/30 (c)	230	253
10.00%, 06/01/32 (c)	85	94
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (c)	230	218
5.25%, 10/01/29 (c)	345	339
Neopharmed Gentili S.p.A.
7.13%, 04/08/30, EUR (e)	300	346
Nidda Healthcare Holding GmbH
7.50%, 08/21/26, EUR (e)	216	248
Pfizer Investment Enterprises Pte. Ltd
5.34%, 05/19/63	735	754
Ray Financing LLC
6.50%, 07/15/31, EUR (e)	180	205
Rossini S.a r.l.
6.75%, 12/31/29, EUR (e)	195	228
Star Parent, Inc.
9.00%, 10/01/30 (c)	160	172
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (c) (k)	475	496
Team Health Holdings, Inc.
13.50%, 06/30/28 (c) (l)	175	195
Tenet Healthcare Corporation
6.13%, 10/01/28 - 06/15/30	320	324
6.75%, 05/15/31	45	47
Teva Pharmaceutical Finance Netherlands II B.V.
1.88%, 03/31/27, EUR (e)	155	163
1.63%, 10/15/28, EUR (e)	645	649
4.38%, 05/09/30, EUR (e)	706	781
		11,585
Information Technology 1.4%
Ahead DB Holdings, LLC
6.63%, 05/01/28 (c)	205	198
Amentum Escrow Corp.
7.25%, 08/01/32 (c)	60	63
BE Semiconductor Industries N.V.
4.50%, 07/15/31, EUR (e)	145	165
Belden Inc.
3.88%, 03/15/28, EUR (e)	200	220
Broadcom Inc.
3.14%, 11/15/35 (c)	2,580	2,206
CDW Finance Corporation
5.55%, 08/22/34	550	561
Cloud Software Group, Inc.
6.50%, 03/31/29 (c)	115	114
9.00%, 09/30/29 (c)	55	56
8.25%, 06/30/32 (c)	80	84
Fortress Intermediate 3 Inc.
7.50%, 06/01/31 (c)	305	322
Foundry JV Holdco LLC
6.25%, 01/25/35 (c)	1,240	1,298
Hewlett Packard Enterprise Company
5.00%, 10/15/34	530	524
Intel Corporation
3.25%, 11/15/49	215	145
4.90%, 08/05/52	320	282
5.60%, 02/21/54	585	570
Marvell Technology, Inc.
5.95%, 09/15/33	1,295	1,392
McAfee Corp.
7.38%, 02/15/30 (c)	135	132
Minerva Merger Sub Inc
6.50%, 02/15/30 (c)	285	274

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Oracle Corporation
3.95%, 03/25/51	1,265	1,019
UKG Inc.
6.88%, 02/01/31 (c)	325	336
		9,961
Materials 1.1%
Ahlstrom Holding 3 Oy
3.63%, 02/04/28, EUR (e)	275	292
Arsenal AIC Parent LLC
11.50%, 10/01/31 (c)	210	237
Avient Corporation
6.25%, 11/01/31 (c)	110	113
CEMEX S.A.B. de C.V.
9.13%, (100, 03/14/28) (c) (i)	340	370
Cleveland-Cliffs Inc.
7.00%, 03/15/32 (c)	100	101
Constellium SE
5.38%, 08/15/32, EUR (e)	145	166
Corporacion Nacional del Cobre de Chile
3.15%, 01/14/30 (c)	805	742
CSN Islands XII Corp
6.75%, 01/28/28 (c) (k)	830	804
Diamond Escrow Issuer, LLC
9.63%, 11/15/28, EUR (e)	200	238
9.75%, 11/15/28 (c)	190	203
FMG Resources (August 2006) Pty Ltd
4.50%, 09/15/27 (c)	85	83
6.13%, 04/15/32 (c)	80	82
Guala Closures S.p.A.
3.25%, 06/15/28, EUR (e)	200	210
Hudbay Minerals Inc.
4.50%, 04/01/26 (c)	160	158
6.13%, 04/01/29 (c)	70	71
Ineos Finance PLC
6.75%, 05/15/28 (c)	160	162
7.50%, 04/15/29 (c) (k)	140	146
Ineos Quattro Finance 1 plc
3.75%, 07/15/26, EUR (e)	600	664
Ineos Quattro Finance 2 plc
8.50%, 03/15/29, EUR (e)	290	341
Kronos International, Inc.
9.50%, 03/15/29, EUR	174	210
Lune Holdings S.a r.l.
5.63%, 11/15/28, EUR (e)	100	97
Metinvest B.V.
7.65%, 10/01/27 (c)	105	72
7.75%, 10/17/29 (c)	565	364
NOVA Chemicals Corporation
8.50%, 11/15/28 (c)	150	160
Olympus Water US Holding Corporation
3.88%, 10/01/28, EUR (e)	100	107
4.25%, 10/01/28 (c)	155	148
6.25%, 10/01/29 (c) (k)	80	77
7.25%, 06/15/31 (c)	55	57
Periama Holdings, LLC
5.95%, 04/19/26 (e)	290	289
Sociedad Quimica Y Minera De Chile S.A.
5.50%, 09/10/34 (c)	170	170
Synthomer PLC
7.38%, 05/02/29, EUR (e)	300	348
Tronox Incorporated
4.63%, 03/15/29 (c)	260	243
Vale Overseas Ltd
6.40%, 06/28/54	160	169
Vibrantz Technologies Inc.
9.00%, 02/15/30 (c)	140	131
W. R. Grace Holdings LLC
5.63%, 08/15/29 (c)	195	183
		8,008
Real Estate 0.6%
Alexandrite Monnet UK HoldCo PLC
10.50%, 05/15/29, EUR (e)	200	240
Castellum Aktiebolag
3.13%, (100, 12/02/26), EUR (e) (i)	300	318
Country Garden Holdings Company Limited
0.00%, 08/06/30 (e) (f) (g)	365	27
CPI Property Group
4.88%, (100, 07/16/25), EUR (e) (i)	200	196
2.75%, 05/12/26, EUR (e)	200	214
1.75%, 01/14/30, EUR (e)	295	263
Cushman & Wakefield U.S. Borrower, LLC
6.75%, 05/15/28 (c)	185	187
ESR Group Limited
1.38%, 05/24/30, EUR (e)	230	218
Fastighets AB Balder
2.87%, 06/02/81, EUR (e)	100	106
Heimstaden Bostad AB
3.00%, (100, 10/29/27), EUR (e) (i)	100	93
3.25%, (100, 11/19/24), EUR (e) (i)	100	101
1.63%, 10/13/31, EUR (e)	360	319
Iron Mountain Incorporated
5.25%, 03/15/28 (c)	200	199
5.63%, 07/15/32 (c)	90	90
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/32 (c)	70	68
Pebblebrook Hotel Trust
6.38%, 10/15/29 (c)	30	30
RHP Hotel Properties, LP
4.75%, 10/15/27	170	168
4.50%, 02/15/29 (c)	105	102
RLJ III-EM Columbus Lessee, LLC
3.75%, 07/01/26 (c)	280	274
4.00%, 09/15/29 (c)	30	28
Service Properties Trust
5.25%, 02/15/26	40	39
4.75%, 10/01/26	65	62
8.63%, 11/15/31 (c)	55	60
Star Holdings
8.75%, 08/01/31 (c)	160	153
Unibail-Rodamco-Westfield SE
7.25%, (100, 07/03/28), EUR (e) (i)	300	363
Uniti Group Inc.
10.50%, 02/15/28 (c)	130	139
XHR LP
6.38%, 08/15/25 (c)	210	210
4.88%, 06/01/29 (c)	70	67
		4,334
Total Corporate Bonds And Notes (cost $226,031)		226,459
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 21.0%
1211 Avenue of The Americas
Series 2015-B-1211, REMIC, 4.23%, 08/10/25 (b)	912	891
522 Funding CLO 2019-5, Ltd.
Series 2019-DR-5A, 8.55%, (3 Month Term SOFR + 3.25%), 04/16/35 (b)	2,850	2,765
Ally Bank
Series 2024-C-A, 6.02%, 02/15/28	262	265
Series 2024-D-A, 6.32%, 02/15/28	262	265
Series 2024-E-A, 7.92%, 02/15/28	262	267
Avis Budget Rental Car Funding (AESOP) LLC
Series 2023-C-2A, 8.55%, 10/20/26	1,045	1,055
Series 2024-C-1A, 6.48%, 06/20/29	650	671
Balboa Bay Loan Funding 2024-1 Ltd
Series 2024-D1-1A, 8.53%, (3 Month Term SOFR + 3.20%), 07/20/37 (b)	3,000	3,006
BAMLL Trust 2024-BHP
Series 2024-B-BHP, REMIC, 8.25%, 08/17/26 (b)	1,000	1,003
Bank 2019-BNK17
Series 2019-C-BN17, REMIC, 4.66%, 04/17/29 (b)	455	392
Bank 2021-BNK38
Series 2021-C-BN38, REMIC, 3.32%, 12/17/31 (b)	343	273
Bank5 2023-5YR3
Series 2023-C-5YR3, REMIC, 7.56%, 09/15/28 (b)	331	346

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
BANK5 2024-5YR5
Series 2024-B-5YR5, REMIC, 6.54%, 02/16/29 (b)	394	411
Battalion CLO XXI Ltd.
Series 2021-D-21A, 8.86%, (3 Month Term SOFR + 3.56%), 07/17/34 (b)	1,000	991
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-C-CAR1, 6.78%, (SOFR 30-Day Average + 1.50%), 12/26/31 (b)	200	200
Series 2024-D-CAR1, 7.33%, (SOFR 30-Day Average + 2.05%), 12/26/31 (b)	200	200
Bayview Opportunity Master Fund VII 2024-EDU1, LLC
Series 2024-C-EDU1, 7.08%, (SOFR 30-Day Average + 1.80%), 06/25/47 (b)	309	311
Series 2024-D-EDU1, 8.10%, (SOFR 30-Day Average + 2.75%), 06/25/47 (b)	131	132
BBCMS Mortgage Trust 2022-C17
Interest Only, Series 2022-XA-C17, REMIC, 1.32%, 09/17/55 (b)	8,200	582
Beacon Container Finance II LLC
Series 2021-A-1A, 2.25%, 10/20/31	739	680
Benchmark 2020-B16 Mortgage Trust
Series 2020-C-B16, REMIC, 3.65%, 01/17/30 (b)	391	315
Benchmark 2020-B17 Mortgage Trust
Series 2020-C-B17, REMIC, 3.37%, 03/15/30 (b)	613	452
Benchmark 2020-IG2 Mortgage Trust
Series 2020-UBRC-IG2, REMIC, 3.63%, 03/17/25 (b)	619	578
Benchmark 2023-B40 Mortgage Trust
Series 2023-C-B40, REMIC, 7.66%, 12/16/33 (b)	321	346
Benchmark 2024-V8 Mortgage Trust
Series 2024-B-V8, REMIC, 7.18%, 07/15/29 (b)	1,088	1,156
BMO 2024-5C3 Mortgage Trust
Series 2024-B-5C3, REMIC, 6.56%, 02/16/29 (b)	203	210
BPR Trust 2022-OANA
Series 2022-D-OANA, REMIC, 8.79%, (1 Month Term SOFR + 3.69%), 04/15/37 (b)	1,396	1,397
Business Jet Securities 2024-1, LLC
Series 2024-A-1A, 6.20%, 05/15/30	816	845
Series 2024-C-1A, 9.13%, 05/15/30	484	493
Business Jet Securities 2024-2, LLC
Series 2024-B-2A, 5.75%, 09/15/30	465	488
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-D-VOLT, REMIC, 6.86%, (1 Month Term SOFR + 1.76%), 09/15/36 (b)	1,748	1,730
Series 2021-F-VOLT, REMIC, 7.61%, (1 Month Term SOFR + 2.51%), 09/15/36 (b)	124	123
BX Commercial Mortgage Trust 2023-XL3
Series 2023-D-XL3, REMIC, 8.69%, (1 Month Term SOFR + 3.59%), 12/15/25 (b)	329	330
BX Commercial Mortgage Trust 2024-KING
Series 2024-C-KING, REMIC, 7.24%, (1 Month Term SOFR + 1.94%), 05/15/26 (b)	826	819
Series 2024-D-KING, REMIC, 7.79%, (1 Month Term SOFR + 2.49%), 05/15/26 (b)	943	935
BX Commercial Mortgage Trust 2024-XL4
Series 2024-C-XL4, REMIC, 7.35%, (1 Month Term SOFR + 2.25%), 02/17/26 (b)	409	409
BX Commercial Mortgage Trust 2024-XL5
Series 2024-D-XL5, REMIC, 7.79%, (1 Month Term SOFR + 2.69%), 03/15/26 (b)	1,153	1,148
BX Trust
Series 2024-C-MF, REMIC, 7.28%, 02/17/26 (b)	336	333
Series 2024-D-MF, REMIC, 8.03%, 02/17/26 (b)	768	766
Series 2024-C-BIO, REMIC, 7.74%, (1 Month Term SOFR + 2.64%), 02/15/29 (b)	1,086	1,069
BX Trust 2019-OC11
Series 2019-D-OC11, REMIC, 4.08%, 12/11/29 (b)	775	715
BX Trust 2024-VLT4
Series 2024-E-VLT4, REMIC, 7.99%, (1 Month Term SOFR + 2.89%), 06/15/26 (b)	1,070	1,067
Cambridge Trust Company
Series 2019-D-LIFE, REMIC, 7.14%, (1 Month Term SOFR + 2.05%), 12/15/37 (b)	849	848
Series 2019-F-LIFE, REMIC, 7.94%, (1 Month Term SOFR + 2.85%), 12/15/37 (b)	464	459
CCG Receivables Trust 2024-1
Series 2024-C-1, 5.22%, 04/14/28	362	364
Series 2024-D-1, 5.80%, 04/14/28	560	563
Chase Home Lending Mortgage Trust Series 2024-2
Series 2024-A6-3, REMIC, 6.00%, 02/25/29 (b)	1,418	1,425
Series 2024-A6A-2, REMIC, 6.00%, 02/25/55 (b)	935	939
Chase Home Lending Mortgage Trust Series 2024-4
Series 2024-A6-4, REMIC, 6.00%, 03/25/29 (b)	1,523	1,530
Citigroup Commercial Mortgage Trust
Series 2023-C-SMRT, REMIC, 6.05%, 06/12/28	635	638
Series 2013-A-375P, REMIC, 3.25%, 05/11/35	350	341
Series 2013-C-375P, REMIC, 3.63%, 05/11/35 (b)	488	467
Citigroup Commercial Mortgage Trust 2014-GC25
Interest Only, Series 2014-XA-GC25, REMIC, 0.77%, 10/11/47 (b)	1,795	1
Citigroup Commercial Mortgage Trust 2015-GC27
Interest Only, Series 2015-XA-GC27, REMIC, 1.39%, 02/12/48 (b)	5,004	7
Citigroup Commercial Mortgage Trust 2017-P8
Series 2017-C-P8, REMIC, 4.40%, 09/17/27 (b)	473	417
Citigroup Commercial Mortgage Trust 2023-PRM3
Series 2023-C-PRM3, REMIC, 6.36%, 07/10/28 (b)	532	542
COMM 2012-CCRE4 Mortgage Trust
Series 2012-AM-CR4, REMIC, 3.25%, 10/17/45	805	715
COMM 2013-CCRE8 Mortgage Trust
Series 2013-D-CR8, REMIC, 3.64%, 06/10/46 (b)	424	408
COMM 2014-UBS3 Mortgage Trust
Interest Only, Series 2014-XA-UBS3, REMIC, 0.78%, 06/12/47 (b)	890	4
COMM 2014-UBS4 Mortgage Trust
Interest Only, Series 2014-XA-UBS6, REMIC, 0.81%, 12/12/47 (b)	5,408	3
COMM 2024-277P Mortgage Trust
Series 2024-B-277P, REMIC, 7.23%, 08/06/29	1,000	1,055
Compass Datacenters Issuer II, LLC
Series 2024-A2-1A, 5.75%, 02/26/29	315	318
Series 2024-B-1A, 7.00%, 02/26/29	485	499
CONE Trust 2024-DFW1
Series 2024-A-DFW1, REMIC, 6.94%, (1 Month Term SOFR + 1.70%), 08/15/41 (b)	416	416
Series 2024-D-DFW1, REMIC, 8.34%, (1 Month Term SOFR + 3.10%), 08/15/41 (b)	446	446
Crockett Partners Equipment Company IIA LLC
Series 2024-A-1C, 6.05%, 01/20/30	761	771
Series 2024-B-1C, 6.78%, 01/20/30	267	269
Crown Communication Inc.
Series 2018-C-2, 4.24%, 07/15/28	616	599
CyrusOne Data Centers Issuer I LLC
Series 2023-A2-1A, 4.30%, 04/20/28	576	557
Dell Equipment Finance Trust 2024-1
Series 2024-D-1, 6.12%, 12/22/26	400	410
EFMT 2024-INV2
Series 2024-M1-INV2, REMIC, 5.73%, 09/25/28 (b)	495	495
Eleven Madison Trust 2015-11MD Mortgage Trust
Series 2015-A-11MD, REMIC, 3.67%, 09/11/25 (b)	1,008	981
Series 2015-D-11MD, REMIC, 3.67%, 09/11/25 (b)	264	246
ELFI Graduate Loan Program 2024-A LLC
Series 2024-A-A, 5.56%, 08/25/49	770	790

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
ELM Trust 2024-ELM
Series 2024-D10-ELM, REMIC, 6.63%, 06/11/27 (b)	900	920
Series 2024-D15-ELM, REMIC, 6.67%, 06/11/27 (b)	628	642
Enbridge Pipelines (Southern Lights) L.L.C.
Series 2015-CR2-2A, 8.29%, (3 Month Term SOFR + 3.01%), 07/22/30 (b)	2,250	2,256
Fashion Show Mall LLC
Series 2024-B-SHOW, REMIC, 0.00%, 10/10/29 (b)	479	476
Series 2024-C-SHOW, REMIC, 0.00%, 10/10/29 (b)	396	394
Foundation Finance Trust 2024-2
Series 2024-B-2A, 4.93%, 03/15/50	200	200
Series 2024-D-2A, 6.59%, 03/15/50	562	567
Frontier Issuer LLC
Series 2023-A2-1, 6.60%, 07/20/28	1,237	1,269
Series 2024-B-1, 7.02%, 05/20/31	738	772
GLS Auto Select Receivables Trust 2024-1
Series 2024-D-1A, 5.95%, 12/17/29	468	478
Gracie Point International Funding 2024-1, LLC
Series 2024-A-1A, 7.07%, (SOFR 90-Day Average + 1.70%), 03/02/26 (b)	1,365	1,362
Series 2024-C-1A, 8.87%, (SOFR 90-Day Average + 3.50%), 03/02/26 (b)	230	231
Great Wolf Trust 2024-WOLF
Series 2024-D-WOLF, REMIC, 7.99%, (1 Month Term SOFR + 2.89%), 03/16/26 (b)	828	829
GS Mortgage Securities Trust 2014-GC26
Interest Only, Series 2014-XA-GC26, REMIC, 0.91%, 11/13/47 (b)	4,389	3
GS Mortgage Securities Trust 2015-GC30
Interest Only, Series 2015-XA-GC30, REMIC, 0.85%, 05/12/50 (b)	14,812	28
GS Mortgage Securities Trust 2015-GS1
Series 2015-AS-GS1, REMIC, 4.04%, 11/13/25 (b)	1,367	1,302
GS Mortgage Securities Trust 2016-GS2
Series 2016-C-GS2, REMIC, 4.85%, 05/12/26 (b)	540	514
GS Mortgage Securities Trust 2019-GC42
Series 2019-C-GC42, REMIC, 3.83%, 09/12/29 (b)	823	689
Hilton Grand Vacations Trust 2022-1D
Series 2022-D-1D, 6.79%, 06/20/34	325	327
Hilton Grand Vacations Trust 2022-2
Series 2022-B-2A, 4.74%, 08/27/29	298	295
Hilton Grand Vacations Trust 2024-1B
Series 2024-B-1B, 5.99%, 09/15/39	175	178
Series 2024-D-1B, 8.85%, 09/15/39	380	387
Hilton Grand Vacations Trust 2024-2
Series 2024-C-2A, 5.99%, 03/25/38	744	760
Series 2024-D-2A, 6.91%, 03/25/38	184	187
Hilton USA Trust 2016-HHV
Series 2016-E-HHV, REMIC, 4.33%, 11/05/26 (b)	380	365
HPEFS Equipment Trust 2024-2
Series 2024-D-2A, 5.82%, 04/20/32	886	906
Huntington National Bank, The
Series 2024-B1-1, 6.15%, 02/20/28 (c)	1,246	1,264
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-NINE
Series 2016-B-NINE, REMIC, 2.85%, 09/09/26 (b)	910	859
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-D-OPO, REMIC, 3.56%, 01/08/27 (b)	935	719
J.P. Morgan Mortgage Trust 2023-HE3
Series 2023-A1-HE3, REMIC, 6.95%, 06/20/31 (b)	590	594
J.P. Morgan Mortgage Trust 2024-2
Series 2024-A6A-2, REMIC, 6.00%, 12/25/28 (b)	1,168	1,165
J.P. Morgan Mortgage Trust 2024-4
Series 2024-A6A-4, REMIC, 6.00%, 01/25/29 (b)	1,317	1,322
J.P. Morgan Mortgage Trust 2024-HE1
Series 2024-M1-HE1, REMIC, 7.35%, (1 Month Term SOFR + 0.00%), 04/21/31 (b)	357	359
Series 2024-M2-HE1, REMIC, 7.75%, (1 Month Term SOFR + 0.00%), 04/21/31 (b)	271	272
Kayne CLO 6 Ltd
Series 2019-D-6A, 9.54%, (3 Month Term SOFR + 4.26%), 01/21/33 (b)	2,450	2,454
LHOME Mortgage Trust 2024-RTL4
Series 2024-A1-RTL4, REMIC, 5.92%, 01/25/27 (d)	1,690	1,709
Magnetite XXIV, Limited
Series 2019-DR-24A, 8.61%, (3 Month Term SOFR + 3.31%), 04/15/35 (b)	5,200	5,219
Manhattan West 2020-1MW Mortgage Trust
Series 2020-D-OMW, REMIC, 2.41%, 09/10/27 (b)	458	410
MED Commercial Mortgage Trust 2024-MOB
Series 2024-C-MOB, REMIC, 7.39%, (1 Month Term SOFR + 2.29%), 04/15/26 (b)	760	757
MetroNet Infrastructure Issuer LLC
Series 2022-A2-1A, 6.35%, 10/20/27 (c)	1,350	1,387
Milos CLO, Ltd.
Series 2017-DR-1A, 8.29%, (3 Month Term SOFR + 3.01%), 10/21/30 (b)	1,750	1,752
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33
Series 2017-C-C33, REMIC, 4.56%, 05/17/27 (b)	652	590
Morgan Stanley Capital I Trust 2017-H1
Series 2017-B-H1, REMIC, 4.08%, 05/17/27	240	227
Series 2017-C-H1, REMIC, 4.28%, 05/17/27 (b)	387	344
Morgan Stanley Capital I Trust 2018-H4
Series 2018-C-H4, REMIC, 5.22%, 12/15/28 (b)	534	495
Morgan Stanley Capital I Trust 2018-L1
Series 2018-AS-L1, REMIC, 4.64%, 09/15/28 (b)	669	655
Morgan Stanley Capital I Trust 2021-L7
Series 2021-B-230P, REMIC, 6.66%, (1 Month Term SOFR + 1.56%), 12/15/38 (b)	495	465
Morgan Stanley Residential Mortgage Loan Trust 202
Series 2024-A2-3, REMIC, 6.00%, 09/25/29 (b)	1,192	1,200
Series 2024-A3-NQM3, REMIC, 5.40%, 07/25/69 (d)	543	543
Series 2024-M1-NQM3, REMIC, 5.61%, 07/25/69 (b)	316	316
MSWF Commercial Mortgage Trust 2023-1
Series 2023-C-1, REMIC, 6.91%, 05/17/33 (b)	329	344
MSWF Commercial Mortgage Trust 2023-2
Series 2023-C-2, REMIC, 7.25%, 12/16/33 (b)	240	247
MVW 2022-1 LLC
Series 2022-B-1A, 4.40%, 11/21/39	589	570
MVW 2023-2 LLC
Series 2023-C-2A, 7.06%, 11/20/40	387	399
MVW 2024-1 LLC
Series 2024-B-1A, 5.51%, 02/20/43	697	712
Series 2024-C-1A, 6.20%, 02/20/43	391	403
MVW 2024-2 LLC
Series 2024-B-2A, 4.58%, 03/20/42	1,105	1,103
Series 2024-C-2A, 4.92%, 03/20/42	700	699
Navient Private Education Refi Loan Trust 2019-F
Series 2019-B-FA, 3.12%, 09/15/32	1,225	1,070
Navient Private Education Refi Loan Trust 2021-B
Series 2021-A-BA, 0.94%, 06/15/28	320	290
Navient Private Education Refi Loan Trust 2021-E
Series 2021-A-EA, REMIC, 0.97%, 12/15/28	1,574	1,392
Navient Private Education Refi Loan Trust 2021-F
Series 2021-A-FA, 1.11%, 05/15/29	3,306	2,938
Navient Private Education Refi Loan Trust 2021-G
Series 2021-A-GA, 1.58%, 06/15/29	1,368	1,223
Navient Private Education Refi Loan Trust 2023-A
Series 2024-A-A, 5.66%, 12/15/34	1,787	1,826

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
New Residential Mortgage Loan Trust 2024-RTL2
Series 2024-A1-RTL2, REMIC, 5.44%, 09/25/39 (d)	1,807	1,807
OBX 2021-NQM4 Trust
Series 2021-A1-NQM4, 1.96%, 10/25/61	1,809	1,561
Obx 2024-Nqm14 Trust
Series 2024-M1-NQM14, REMIC, 5.58%, 09/25/28 (b)	715	715
ONE 2021-PARK Mortgage Trust
Series 2021-E-PARK, REMIC, 6.96%, (1 Month Term SOFR + 1.86%), 03/15/28 (b)	990	931
Series 2021-D-PARK, REMIC, 6.71%, (1 Month Term SOFR + 1.61%), 03/15/36 (b)	278	264
One Market Plaza Trust 2017-1MKT
Series 2017-A-1MKT, REMIC, 3.61%, 02/10/32	403	370
Series 2017-C-1MKT, REMIC, 4.02%, 02/10/32	449	392
ONNI Commercial Mortgage Trust 2024-APT
Series 2024-C-APT, REMIC, 6.64%, 07/20/29 (b)	1,053	1,074
ORL Trust 2023-GLKS
Series 2023-D-GLKS, REMIC, 9.40%, (1 Month Term SOFR + 4.30%), 10/21/25 (b)	931	934
Prestige Auto Receivables Trust 2021-1
Series 2021-D-1A, 2.08%, 02/15/28	1,350	1,289
Santander Drive Auto Receivables Trust 2024-1
Series 2024-C-1, 5.45%, 07/15/27	379	385
SDAL Trust 2024-DAL
Series 2024-C-DAL, REMIC, 8.22%, (1 Month Term SOFR + 2.89%), 04/15/29 (b)	390	385
Sequoia Mortgage Trust 2024-4
Series 2024-A10-4, REMIC, 6.00%, 02/25/29 (b)	1,579	1,585
SFS Auto Receivables Securitization Trust 2024-1
Series 2024-C-1A, 5.51%, 01/20/32	520	535
Sierra Timeshare 2021-1 Receivables Funding LLC
Series 2021-B-1A, REMIC, 1.34%, 11/20/37	258	248
Sierra Timeshare 2021-2 Receivables Funding LLC
Series 2021-C-2A, 1.95%, 09/20/38	186	176
Series 2021-D-2A, 3.23%, 09/20/38	159	147
Sierra Timeshare 2023-1 Receivables Funding LLC
Series 2023-C-1A, 7.00%, 01/20/40	216	220
Sierra Timeshare 2023-2 Receivables Funding LLC
Series 2023-C-2A, 7.30%, 04/20/40	185	190
Series 2023-D-2A, 9.72%, 04/20/40	313	327
Series 2023-D-3A, 9.44%, 09/20/40	615	641
Sierra Timeshare 2024-1 Receivables Funding LLC
Series 2024-C-1A, 5.94%, 09/20/31	553	558
Series 2024-D-1A, 8.02%, 09/20/31	166	169
Sierra Timeshare 2024-2 Receivables Funding LLC
Series 2024-C-2A, 5.83%, 06/20/41	816	829
Signal Peak CLO 4, Ltd.
Series 2024-D1-11A, 8.42%, (3 Month Term SOFR + 3.10%), 07/18/37 (b)	2,000	2,004
Sixth Street CLO XV Ltd
Series 2020-D1R-15A, 0.00%, 10/24/37 (b)	500	500
SoFi Professional Loan Program 2020-A Trust
Series 2020-BFX-A, REMIC, 3.12%, 05/15/46	403	343
Sotheby's Artfi Master Trust
Series 2024-A1-1A, 6.43%, 03/22/27	1,331	1,352
Stack Infrastructure Issuer, LLC
Series 2023-A2-3A, 5.90%, 10/25/28	1,101	1,122
Starwood Mortgage Residential Trust 2021-5
Series 2021-A1-5, REMIC, 1.92%, 09/25/66 (b)	4,445	3,844
Structured Asset Investment Loan Trust 2005-4
Series 2003-M1-BC5, REMIC, 6.09%, (1 Month Term SOFR + 1.24%), 06/25/33 (b) (d)	3	4
Subway Funding LLC
Series 2024-A2I-1A, 6.03%, 07/30/29	916	937
TAL Advantage VII LLC
Series 2020-A-1A, REMIC, 2.05%, 09/20/45	299	280
TICP CLO VII, Ltd.
Series 2017-DR-7A, 8.76%, (3 Month Term SOFR + 3.46%), 04/15/33 (b)	1,000	1,000
TICP CLO XV, Ltd.
Series 2020-D-15A, 8.69%, (3 Month Term SOFR + 3.41%), 04/20/33 (b)	500	500
TIF Funding III LLC
Series 2024-B-1A, 5.58%, 05/22/34	804	801
Series 2024-C-1A, 6.31%, 05/22/34	498	496
Towd Point Mortgage Trust 2022-4
Series 2022-A1-4, REMIC, 3.75%, 09/25/31	1,346	1,286
Towd Point Mortgage Trust 2024-CES1
Series 2024-A1A-CES1, REMIC, 5.85%, 09/25/31 (b)	1,471	1,484
Series 2024-A1B-CES1, REMIC, 6.05%, 09/25/31 (b)	175	177
Towd Point Mortgage Trust 2024-CES2
Series 2024-A1A-CES2, REMIC, 6.20%, 04/25/31 (b)	1,552	1,570
Trafigura Securitisation Finance Public Limited Company
Series 2024-A2-1A, 5.98%, 05/15/27 (c)	677	695
Series 2024-B2-1A, 7.29%, 05/15/27 (c)	996	1,017
Trestles CLO III Ltd
Series 2020-D-3A, 8.79%, (3 Month Term SOFR + 3.51%), 01/20/33 (b)	1,000	1,003
Trinitas CLO Ltd
Series 2021-D-16A, 8.84%, (3 Month Term SOFR + 3.56%), 07/20/34 (b)	1,500	1,485
U.S. Bank National Association
Series 2023-B-1, 6.79%, 08/25/32	867	880
Verus Securitization Trust 2021-6
Series 2021-A1-6, REMIC, 1.63%, 10/25/66 (b)	3,747	3,255
Series 2021-A3-6, REMIC, 1.89%, 10/25/66 (b)	1,348	1,183
Verus Securitization Trust 2022-4
Series 2022-A3-4, REMIC, 4.74%, 04/25/67 (b)	701	689
Verus Securitization Trust 2024-7
Series 2024-A3-7, REMIC, 5.40%, 09/25/69 (b)	712	714
Series 2024-A1-7, REMIC, 5.91%, 09/25/69 (b)	1,023	1,026
Wells Fargo Commercial Mortgage Securities, Inc.
Series 2024-C-1CHI, REMIC, 6.23%, 07/15/27 (b)	579	584
Series 2024-D-1CHI, REMIC, 6.71%, 07/15/27 (b)	454	459
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-C-NXS4, REMIC, 4.83%, 11/18/25 (b)	357	343
Wells Fargo Commercial Mortgage Trust 2017-C39
Series 2017-C-C39, REMIC, 4.12%, 08/17/27	601	551
WFRBS Commercial Mortgage Trust 2014-C21
Interest Only, Series 2014-XA-C21, REMIC, 0.70%, 08/16/47 (b)	418	1
Ziply Fiber Issuer LLC
Series 2024-C-1A, 11.17%, 03/20/29	1,057	1,132
Total Non-U.S. Government Agency Asset-Backed Securities (cost $151,787)		151,032
SENIOR FLOATING RATE INSTRUMENTS 0.0%
Utilities 0.0%
Nautilus Power, LLC
2023 Term Loan B, 10.85%, (SOFR + 5.25%), 11/16/26 (b)	225	224
Total Senior Floating Rate Instruments (cost $224)		224
SHORT TERM INVESTMENTS 1.5%
Securities Lending Collateral 0.8%
JNL Government Money Market Fund - Class SL, 4.92% (n) (o)	5,542	5,542
Investment Companies 0.7%
JNL Government Money Market Fund - Class I, 4.82% (n) (o)	5,251	5,251
Total Short Term Investments (cost $10,793)		10,793
Total Investments 106.3% (cost $764,234)		765,802
Other Derivative Instruments (0.1)%		(652)
Other Assets and Liabilities, Net (6.2)%		(44,628)
Total Net Assets 100.0%		720,522

(a) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2024, the total payable for investments purchased on a delayed delivery basis was $48,033.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2024. For securities based on a published reference

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2024, the value and the percentage of net assets of these securities was $77,732 and 10.8% of the Fund.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Non-income producing security.

(g) As of September 30, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(h) Treasury inflation indexed note, par amount is adjusted for inflation.

(i) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(j) Convertible security.

(k) All or a portion of the security was on loan as of September 30, 2024.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/Neuberger Berman Strategic Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	2,484	211,682	208,915	423	—	—	5,251	0.7
JNL Government Money Market Fund, 4.92% - Class SL	3,642	43,218	41,318	119	—	—	5,542	0.8
	6,126	254,900	250,233	542	—	—	10,793	1.5

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
A2a S.P.A., 5.00% (callable at 100, 06/11/29)	08/05/24	329	340	0.1
AA Bond Co Limited, 6.50%, 01/31/26	09/13/23	52	59	—
AA Bond Co Limited, 8.45%, 01/31/28	12/05/23	530	580	0.1
Abertis Infraestructuras Finance B.V., 3.25% (callable at 100, 11/24/25)	02/01/23	919	988	0.1
Ahlstrom Holding 3 Oy, 3.63%, 02/04/28	09/24/24	295	292	0.1
Air France - KLM, 4.63%, 05/23/29	09/24/24	341	339	0.1
Alexandrite Monnet UK HoldCo PLC, 10.50%, 05/15/29	07/09/24	222	240	—
Allied Universal Holdco LLC, 4.88%, 06/01/28	01/05/24	195	216	—
Allwyn International a.s., 3.88%, 02/15/27	02/18/21	280	270	—
Altice France, 4.13%, 01/15/29	11/10/21	416	298	0.1
Amber FinCo PLC, 6.63%, 07/15/29	09/24/24	229	227	—
Apa Infrastructure Limited, 7.13%, 11/09/83	01/16/24	343	362	0.1
Aramark International Finance S.a r.l., 3.13%, 04/01/25	09/26/22	264	306	0.1
Arena Luxembourg Finance S.a r.l., 1.88%, 02/01/28	09/24/24	190	187	—
Assemblin Caverion Group AB, 6.25%, 07/01/30	09/05/24	341	342	0.1
AusNet Services Holdings Pty Ltd, 1.63%, 03/11/81	12/11/23	537	575	0.1
Avantor, Inc., 3.88%, 07/15/28	06/06/23	116	127	—
B&M European Value Retail S.A., 3.63%, 07/15/25	12/20/22	148	162	—
B&M European Value Retail S.A., 8.13%, 11/15/30	01/09/24	634	643	0.1
Banco Do Brasil SA, 8.75% (callable at 100, 10/15/24)	06/08/21	550	559	0.1
Banijay Entertainment, 7.00%, 05/01/29	12/05/23	336	351	0.1
Bayer Aktiengesellschaft, 5.38%, 03/25/82	12/05/23	830	881	0.1
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28	12/09/21	235	225	—
BCP V Modular Services Finance PLC, 6.75%, 11/30/29	03/14/24	98	97	—
BE Semiconductor Industries N.V., 4.50%, 07/15/31	09/24/24	166	165	—
Belden Inc., 3.88%, 03/15/28	09/11/24	216	220	—
Bellis Acquisition Company PLC, 8.13%, 05/14/30	06/24/24	378	396	0.1
Bellis Finco PLC, 4.00%, 02/16/27	08/04/22	151	185	—
Benteler International Aktiengesellschaft, 9.38%, 05/15/28	06/29/23	172	180	—
Bertrand Franchise Finance, 6.50%, 07/18/30	09/26/24	244	241	—
BK LC Lux Finco 1 S.a r.l., 5.25%, 04/30/29	06/23/21	1,038	1,052	0.2
BP Capital Markets P.L.C., 3.25% (callable at 100, 03/22/26)	01/10/24	741	770	0.1
British Telecommunications Public Limited Company, 8.38%, 12/20/83	09/08/23	1,047	1,151	0.2
Castellum Aktiebolag, 3.13% (callable at 100, 12/02/26)	04/30/24	282	318	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Ceconomy AG, 6.25%, 07/15/29	09/24/24	357	354	0.1
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28	07/19/22	94	109	—
Cheplapharm Arzneimittel GmbH, 7.50%, 05/15/30	09/19/23	107	117	—
Cirsa Finance International S.a r.l., 7.88%, 07/31/28	12/05/23	608	644	0.1
Cirsa Finance International S.a r.l., 6.50%, 03/15/29	09/24/24	228	227	—
Commerzbank Aktiengesellschaft, 7.00% (callable at 100, 04/09/25)	08/18/20	200	200	—
Constellium SE, 5.38%, 08/15/32	09/24/24	167	166	—
Co-operative Group Limited, 7.50%, 07/08/26	10/05/23	119	136	—
Country Garden Holdings Company Limited, 0.00%, 08/06/30	02/22/21	382	27	—
CPI Property Group, 4.88% (callable at 100, 07/16/25)	06/04/24	132	196	—
CPI Property Group, 2.75%, 05/12/26	07/09/24	205	214	—
CPI Property Group, 1.75%, 01/14/30	05/02/24	249	263	—
CPUK Mortgage Finance Limited, 6.50%, 08/28/50	04/12/23	155	173	—
CT Investment GmbH, 6.38%, 04/15/30	05/17/24	218	227	—
CTEC II GmbH, 5.25%, 02/15/30	03/13/24	250	257	—
Cullinan Holdco SCSp, 4.63%, 10/15/26	05/08/24	189	196	—
Dana Financing Luxembourg S.a r.l., 8.50%, 07/15/31	12/05/23	261	263	—
Deuce Finco PLC, 5.50%, 06/15/27	01/26/24	243	262	—
Diamond Escrow Issuer, LLC, 9.63%, 11/15/28	09/11/23	223	238	—
Dufry One B.V., 3.38%, 04/15/28	12/05/23	390	415	0.1
EDP, S.A., 5.94%, 04/23/83	05/04/23	555	585	0.1
Electricite de France, 2.63% (callable at 100, 12/01/27)	01/24/23	731	832	0.1
Electricite de France, 3.38% (callable at 100, 06/15/30)	09/24/24	410	405	0.1
Electricite de France, 7.50% (callable at 100, 09/06/28)	12/11/23	460	488	0.1
Elia Group, 5.85% (callable at 100, 03/15/28)	12/11/23	327	349	0.1
Emirates NBD Bank (P.J.S.C), 6.13% (callable at 100, 03/20/25)	03/04/21	581	578	0.1
Enel S.p.A, 6.38% (callable at 100, 04/16/28)	01/04/24	512	535	0.1
Energizer Gamma Acquisition B.V., 3.50%, 06/30/29	10/31/23	318	366	0.1
Ephios Subco 3 S.a r.l., 7.88%, 01/31/31	06/24/24	343	359	0.1
Eroski Sociedad Cooperativa, 10.63%, 04/30/29	01/26/24	310	319	0.1
ESR Group Limited, 1.38%, 05/24/30	06/05/24	203	218	—
Eurofins Scientific SE, 6.75% (callable at 100, 04/24/28)	04/16/24	264	276	—
Fastighets AB Balder, 2.87%, 06/02/81	06/25/24	101	106	—
Fiber Bidco S.P.A., 6.13%, 06/15/31	07/09/24	215	221	—
Flutter Treasury Designated Activity Company, 5.00%, 04/29/29	09/24/24	328	327	0.1
FNAC Darty, 6.00%, 04/01/29	05/17/24	226	232	—
Food Service Project SL, 5.50%, 01/21/27	09/26/24	124	122	—
Forvia, 2.38%, 06/15/27	11/03/21	174	158	—
Forvia, 3.75%, 06/15/28	02/17/21	122	107	—
Forvia, 5.50%, 06/15/31	04/30/24	326	330	0.1
Gobierno de la Republica de Costa Rica, 7.16%, 03/12/45	08/08/24	254	261	—
Goldstory, 6.75%, 02/01/30	05/13/24	155	159	—
Grifols Escrow Issuer S.A., 3.88%, 10/15/28	04/25/24	175	206	—
Grifols, S.A., 1.63%, 02/15/25	11/30/23	110	112	—
Grifols, S.A., 2.25%, 11/15/27	05/20/24	118	128	—
Grunenthal GmbH, 3.63%, 11/15/26	04/21/22	217	220	—
Grupo Antolin-Irausa SA, 3.50%, 04/30/28	09/16/24	86	84	—
GTCR W-2 Merger Sub LLC, 8.50%, 01/15/31	12/05/23	633	691	0.1
Guala Closures S.p.A., 3.25%, 06/15/28	07/13/23	203	210	—
Heimstaden Bostad AB, 3.00% (callable at 100, 10/29/27)	06/04/24	67	93	—
Heimstaden Bostad AB, 3.25% (callable at 100, 11/19/24)	03/02/23	83	101	—
Heimstaden Bostad AB, 1.63%, 10/13/31	09/08/23	284	319	0.1
House of HR Group B.V., 9.00%, 11/03/29	04/30/24	220	222	—
HT Troplast GmbH, 9.38%, 07/15/28	06/04/24	119	126	—
Iceland Bondco PLC, 10.88%, 12/15/27	02/16/24	190	202	—
IHO Verwaltungs GmbH, 3.88%, 05/15/27	04/21/22	818	859	0.1
Iliad Holding, 5.63%, 10/15/28	12/09/21	1,134	1,187	0.2
Ineos Quattro Finance 1 plc, 3.75%, 07/15/26	11/11/21	681	664	0.1
Ineos Quattro Finance 2 plc, 8.50%, 03/15/29	09/24/24	344	341	0.1
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28	12/05/23	278	292	0.1
Kapla Holding, 6.98%, 07/31/30	04/17/24	107	112	—
Koninklijke KPN N.V., 6.00% (callable at 100, 09/21/27)	06/06/23	108	118	—
LHMC Finco 2 S.A R.L., 7.25%, 10/02/25	11/29/22	62	70	—
Lorca Telecom Bondco SA., 4.00%, 09/18/27	11/10/21	1,517	1,530	0.2
Lottomatica S.p.A., 5.38%, 06/01/30	09/24/24	208	207	—
Loxama, 5.75%, 07/15/27	11/01/21	263	251	—
Lune Holdings S.a r.l., 5.63%, 11/15/28	06/06/23	95	97	—
Maison Finco PLC, 6.00%, 10/31/27	12/09/21	256	263	—
Miller Homes Group (Finco) PLC, 7.00%, 05/15/29	11/30/23	221	259	—
Mobico Group PLC, 4.25% (callable at 100, 11/26/25)	02/17/21	320	296	0.1
Motion Bondco Designated Activity Company, 4.50%, 11/15/27	02/18/21	143	122	—
Motion Finco S.a r.l., 7.38%, 06/15/30	09/08/23	106	112	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Naturgy Finance Iberia, S.A., 2.37% (callable at 100, 11/23/26)	03/06/24	306	322	0.1
Neopharmed Gentili S.p.A., 7.13%, 04/08/30	06/20/24	330	346	0.1
Next Group PLC, 3.63%, 05/18/28	09/25/18	395	387	0.1
NGG Finance PLC, 5.63%, 06/18/73	03/27/23	372	400	0.1
Nidda Healthcare Holding GmbH, 7.50%, 08/21/26	09/08/23	232	248	—
Ocado Group PLC, 10.50%, 08/08/29	09/24/24	146	145	—
Odido Group Holding B.V., 5.50%, 01/15/30	03/30/23	113	130	—
Olympus Water US Holding Corporation, 3.88%, 10/01/28	03/08/23	91	107	—
One Hotels GmbH, 7.75%, 04/02/31	07/09/24	225	234	—
Orsted A/S, 5.13% (callable at 100, 09/14/29)	05/17/24	110	115	—
Orsted A/S, 5.25%, 12/08/22	12/11/23	656	693	0.1
Pachelbel BidCo S.p.A., 7.13%, 05/17/31	07/09/24	112	119	—
Paganini BidCo S.p.A., 7.90%, 10/30/28	06/06/23	325	335	0.1
Periama Holdings, LLC, 5.95%, 04/19/26	05/05/21	297	289	0.1
Petroleos de Venezuela, S.A., 0.00%, 05/16/25	03/25/15	1,258	471	0.1
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	07/28/17	245	86	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	02/09/17	163	46	—
Peu (Fin) PLC, 7.25%, 07/01/28	05/17/24	112	116	—
Picard Bondco, 5.38%, 07/01/27	06/05/24	107	109	—
Picard Groupe, 6.38%, 07/01/29	09/24/24	115	114	—
PLT VII Finance S.a r.l., 6.00%, 06/15/31	09/16/24	227	231	—
Primo Water Holdings Inc., 3.88%, 10/31/28	09/24/24	187	185	—
Progroup AG, 5.38%, 04/15/31	05/17/24	216	216	—
RAC Bond Co PLC, 5.25%, 11/04/27	05/17/23	107	131	—
Rakuten Group, Inc., 4.25% (callable at 100, 04/22/27)	09/24/24	192	190	—
Ray Financing LLC, 6.50%, 07/15/31	09/24/24	206	205	—
Republica Bolivariana de Venezuela, 0.00%, 10/13/24	03/25/15	514	236	—
Romania, Government of, 4.00%, 02/14/51	01/06/22	694	519	0.1
Rossini S.a r.l., 6.75%, 12/31/29	09/24/24	229	228	—
Schaeffler AG, 4.50%, 03/28/30	05/23/24	426	438	0.1
SES, 2.88% (callable at 100, 05/27/26)	07/31/23	190	211	—
Skandinaviska Enskilda Banken AB, 5.13% (callable at 100, 05/13/25)	09/03/20	805	793	0.1
SSE PLC, 4.00% (callable at 100, 01/21/28)	12/11/23	415	443	0.1
Stedin Holding N.V., 1.50% (callable at 100, 12/31/26)	12/11/23	196	209	—
Summer (BC) Holdco B S.a r.l., 5.75%, 10/31/26	04/11/24	211	223	—
Synthomer PLC, 7.38%, 05/02/29	06/25/24	337	348	0.1
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26	04/21/22	278	293	0.1
Telecom Italia S.p.A., 7.88%, 07/31/28	12/05/23	401	425	0.1
Telefonica Europe B.V., 2.88% (callable at 100, 06/24/27)	05/04/23	189	215	—
Telefonica Europe B.V., 6.75% (callable at 100, 06/07/31)	04/18/24	343	368	0.1
Telefonica Europe B.V., 7.13% (callable at 100, 08/23/28)	01/27/23	226	244	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.88%, 03/31/27	02/17/21	182	163	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.63%, 10/15/28	11/10/21	676	649	0.1
Teva Pharmaceutical Finance Netherlands II B.V., 4.38%, 05/09/30	12/05/23	711	781	0.1
TVL Finance PLC, 10.25%, 04/28/28	06/29/23	305	334	0.1
UBS Group Funding (Switzerland) AG, 6.88% (callable at 100, 08/07/25)	11/06/19	1,087	1,070	0.2
UGI International, LLC, 2.50%, 12/01/29	05/08/24	155	165	—
Unibail-Rodamco-Westfield SE, 7.25% (callable at 100, 07/03/28)	12/11/23	328	363	0.1
United Group B.V., 4.63%, 08/15/28	07/04/23	167	197	—
United Group B.V., 6.75%, 02/15/31	04/18/24	217	230	—
UPCB Finance VII Limited, 3.63%, 06/15/29	09/25/24	233	231	—
Upfield B.V., 6.88%, 07/02/29	09/16/24	110	111	—
Valeo, 5.88%, 04/12/29	02/21/24	227	233	—
Vattenfall AB, 6.88%, 08/17/83	12/11/23	379	411	0.1
Veolia Environnement, 2.50% (callable at 100, 01/20/29)	07/09/24	195	207	—
Veolia Environnement, 5.99% (callable at 100, 11/22/28)	01/10/24	574	591	0.1
Verisure Holding AB, 3.25%, 02/15/27	11/10/21	529	539	0.1
Verisure Midholding AB, 5.25%, 02/15/29	12/05/23	607	659	0.1
Vertical Midco GmbH, 4.38%, 07/15/27	04/13/23	1,066	1,117	0.2
Virgin Media Vendor Financing Notes III Designated Activity Company, 4.88%, 07/15/28	10/29/21	1,052	993	0.1
Vodafone Group Public Limited Company, 4.88%, 10/03/78	09/01/23	362	397	0.1
Vodafone Group Public Limited Company, 6.50%, 08/30/84	12/11/23	576	612	0.1
Volkswagen International Finance N.V., 3.75% (callable at 100, 12/28/27)	12/11/23	504	533	0.1
Volkswagen International Finance N.V., 3.88% (callable at 100, 06/17/29)	09/24/24	208	207	—
Wintershall Dea AG, 3.00% (callable at 100, 07/20/28)	10/11/23	175	205	—
ZF Friedrichshafen AG, 3.00%, 10/23/29	02/17/21	1,009	990	0.1
Ziggo Bond Company B.V., 3.38%, 02/28/30	09/09/22	279	355	0.1
		58,059	58,361	8.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/Neuberger Berman Strategic Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month SONIA Index	88	September 2025	GBP	21,160	(18)	29
3 Month SONIA Index	45	September 2026	GBP	10,874	(5)	(13)
Euro BOBL	9	December 2024	EUR	1,070	1	11
Euro Schatz	103	December 2024	EUR	10,983	4	62
Italy Government BTP Bond	7	December 2024	EUR	833	—	20
Long Gilt	29	December 2024	GBP	2,864	(7)	(14)
United States 10 Year Note	348	December 2024		39,863	(158)	(93)
United States 10 Year Ultra Bond	113	December 2024		13,341	(58)	27
					(241)	29
Short Contracts
3 Month CORRA	(39)	March 2025	CAD	(9,422)	—	—
3 Month CORRA	(163)	September 2025	CAD	(39,685)	—	(7)
3 Month SOFR Index	(29)	June 2025		(6,987)	9	(8)
Euro Bund	(5)	December 2024	EUR	(665)	(1)	(11)
Euro Buxl 30 Year Bond	(1)	December 2024	EUR	(134)	—	(3)
Euro OAT	(2)	December 2024	EUR	(252)	—	(1)
United States 2 Year Note	(24)	January 2025		(5,008)	9	10
United States 5 Year Note	(66)	January 2025		(7,255)	24	3
United States Long Bond	(72)	December 2024		(9,040)	49	99
United States Ultra Bond	(271)	December 2024		(36,655)	212	586
					302	668

JNL/Neuberger Berman Strategic Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Bank of Canada Overnight Repo Rate (S)	Receiving	2.95	(S)	08/23/34	CAD	2,986	—	(24)
Bank of Canada Overnight Repo Rate (S)	Receiving	3.02	(S)	08/30/34	CAD	2,976	—	(36)
							—	(60)

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	GSC	10/10/24	BRL	6,920	1,269	34
BRL/USD	CIT	11/14/24	BRL	843	154	—
BRL/USD	JPM	11/14/24	BRL	5,440	994	16
CLP/USD	GSC	12/18/24	CLP	210,502	234	(1)
CLP/USD	GSC	12/18/24	CLP	204,810	228	3
CNY/USD	CIT	12/18/24	CNY	429	61	—
COP/USD	GSC	11/06/24	COP	127,212	30	—
EUR/CZK	GSC	11/12/24	CZK	(5,586)	(247)	1
EUR/CZK	CIT	12/18/24	CZK	(10,660)	(472)	2
EUR/HUF	CIT	11/12/24	HUF	(3,721)	(10)	—
EUR/HUF	GSC	11/12/24	HUF	(44,706)	(125)	1
EUR/HUF	JPM	11/12/24	HUF	(14,492)	(41)	—
EUR/HUF	SSB	11/12/24	HUF	(146,859)	(411)	3
EUR/PLN	JPM	12/18/24	PLN	(1,603)	(415)	—
EUR/RON	CIT	10/10/24	RON	(84)	(19)	—
EUR/USD	CIT	10/03/24	EUR	1,141	1,270	(2)
EUR/USD	CIT	10/03/24	EUR	273	304	—
EUR/USD	JPM	10/03/24	EUR	433	481	3
EUR/USD	SCB	10/03/24	EUR	74	82	1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	CIT	10/17/24	EUR	28,830	32,115	(30)
EUR/USD	JPM	10/17/24	EUR	2,688	2,994	(6)
GBP/USD	CIT	10/17/24	GBP	6,084	8,134	(18)
HUF/EUR	CIT	11/12/24	EUR	(146)	(163)	1
HUF/EUR	GSC	11/12/24	EUR	(183)	(204)	(1)
HUF/EUR	JPM	11/12/24	EUR	(418)	(466)	(1)
HUF/EUR	JPM	11/12/24	EUR	(145)	(162)	—
HUF/USD	GSC	10/17/24	HUF	7,953	22	—
HUF/USD	GSC	01/16/25	HUF	7,953	22	—
IDR/USD	CIT	12/18/24	IDR	5,924,095	390	7
IDR/USD	JPM	12/18/24	IDR	2,161,293	142	(1)
INR/USD	GSC	11/22/24	INR	55,903	665	—
JPY/USD	GSC	10/10/24	JPY	255,000	1,776	20
JPY/USD	CIT	10/17/24	JPY	2,893	20	—
KRW/USD	CIT	12/18/24	KRW	311,366	239	5
KRW/USD	GSC	12/18/24	KRW	552,335	424	3
MXN/USD	CIT	10/10/24	MXN	4,403	223	(9)
MXN/USD	CIT	10/10/24	MXN	3,161	161	—
MXN/USD	GSC	10/10/24	MXN	156,837	7,955	(196)
MXN/USD	GSC	10/10/24	MXN	1,642	83	—
MXN/USD	JPM	10/10/24	MXN	2,865	145	(8)
MXN/USD	GSC	10/17/24	MXN	30,514	1,546	(3)
MYR/USD	GSC	12/18/24	MYR	689	168	4
PEN/USD	CIT	10/11/24	PEN	185	50	2
PEN/USD	GSC	10/11/24	PEN	89	24	—
PHP/USD	CIT	12/18/24	PHP	12,996	232	(1)
PLN/EUR	CIT	12/18/24	EUR	(179)	(200)	—
PLN/EUR	JPM	12/18/24	EUR	(174)	(194)	—
RON/EUR	CIT	01/17/25	EUR	(99)	(110)	—
RON/EUR	JPM	01/17/25	EUR	(493)	(551)	—
SGD/USD	JPM	10/03/24	SGD	295	230	4
THB/USD	GSC	01/02/25	THB	7,582	237	—
TRY/USD	GSC	01/09/25	TRY	21,559	567	53
TRY/USD	CIT	03/24/25	TRY	2,501	61	7
TRY/USD	GSC	03/24/25	TRY	4,078	100	7
TRY/USD	JPM	03/24/25	TRY	2,012	49	7
TRY/USD	GSC	05/27/25	TRY	3,029	70	4
TWD/USD	CIT	10/01/24	TWD	7,305	231	6
TWD/USD	JPM	10/01/24	TWD	5,408	171	6
TWD/USD	CIT	12/03/24	TWD	10,671	339	2
TWD/USD	SSB	12/03/24	TWD	7,172	228	—
USD/BRL	CIT	11/14/24	BRL	(794)	(145)	(1)
USD/BRL	GSC	11/14/24	BRL	(1,947)	(356)	(4)
USD/CLP	GSC	12/18/24	CLP	(246,361)	(274)	(7)
USD/CNY	CIT	12/18/24	CNY	(5,093)	(731)	(8)
USD/COP	CIT	11/06/24	COP	(708,548)	(168)	—
USD/COP	JPM	11/06/24	COP	(968,267)	(229)	4
USD/EUR	CIT	10/03/24	EUR	(1,473)	(1,638)	7
USD/EUR	JPM	10/03/24	EUR	(449)	(498)	1
USD/EUR	GSC	10/10/24	EUR	(13,360)	(14,877)	(104)
USD/EUR	CIT	10/17/24	EUR	(4,130)	(4,600)	(104)
USD/EUR	CIT	10/17/24	EUR	(6,054)	(6,744)	14
USD/EUR	JPM	10/17/24	EUR	(350)	(390)	(7)
USD/EUR	JPM	10/17/24	EUR	(6,000)	(6,684)	—
USD/EUR	SSB	10/17/24	EUR	(17,667)	(19,680)	(437)
USD/EUR	CIT	11/05/24	EUR	(1,216)	(1,355)	2
USD/EUR	JPM	11/05/24	EUR	(149)	(166)	—
USD/EUR	CIT	01/16/25	EUR	(28,830)	(32,231)	30
USD/GBP	CIT	10/17/24	GBP	(2,724)	(3,642)	(142)
USD/GBP	GSC	10/17/24	GBP	(304)	(406)	—
USD/GBP	SSB	10/17/24	GBP	(3,056)	(4,086)	(158)
USD/GBP	CIT	01/16/25	GBP	(6,084)	(8,130)	18
USD/HUF	GSC	10/10/24	HUF	(741,197)	(2,076)	1
USD/HUF	GSC	10/17/24	HUF	(7,953)	(22)	—
USD/JPY	CIT	10/17/24	JPY	(2,893)	(20)	(2)
USD/JPY	CIT	01/16/25	JPY	(2,893)	(20)	—
USD/JPY	GSC	01/16/25	JPY	(243,385)	(1,718)	10
USD/KRW	CIT	12/18/24	KRW	(310,466)	(239)	(3)
USD/MXN	CIT	10/10/24	MXN	(1,515)	(77)	(1)
USD/MXN	CIT	10/10/24	MXN	(7,381)	(375)	12
USD/MXN	GSC	10/10/24	MXN	(6,382)	(324)	(6)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/MXN	GSC	10/10/24	MXN	(11,220)	(569)	43
USD/MXN	JPM	10/10/24	MXN	(4,324)	(219)	4
USD/MXN	CIT	10/17/24	MXN	(30,514)	(1,546)	121
USD/MXN	GSC	01/16/25	MXN	(30,514)	(1,524)	3
USD/PEN	JPM	10/11/24	PEN	(142)	(38)	—
USD/TRY	JPM	03/24/25	TRY	(1,796)	(44)	(2)
USD/TRY	JPM	05/27/25	TRY	(2,240)	(52)	(2)
USD/TWD	CIT	10/01/24	TWD	(6,946)	(220)	(5)
USD/TWD	JPM	10/01/24	TWD	(5,767)	(182)	(4)
USD/ZAR	CIT	10/03/24	ZAR	(7,241)	(419)	(9)
USD/ZAR	CIT	12/18/24	ZAR	(5,791)	(333)	—
USD/ZAR	JPM	12/18/24	ZAR	(7,146)	(411)	(9)
ZAR/USD	CIT	10/03/24	ZAR	5,791	335	—
ZAR/USD	GSC	10/03/24	ZAR	1,450	84	—
ZAR/USD	JPM	12/18/24	ZAR	6,747	387	13
ZAR/USD	SSB	12/18/24	ZAR	14,622	841	9
					(54,681)	(798)

JNL/Neuberger Berman Strategic Income Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
iBoxx Liquid Investment Grade Index (MT)	SOFR +0.00% (Q)	GSC	12/20/24	19,030	—	85

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Strategic Income Fund
Assets - Securities
Government And Agency Obligations	—	377,294	—	377,294
Corporate Bonds And Notes	—	226,459	—	226,459
Non-U.S. Government Agency Asset-Backed Securities	—	151,032	—	151,032
Senior Floating Rate Instruments	—	224	—	224
Short Term Investments	10,793	—	—	10,793
	10,793	755,009	—	765,802
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	847	—	—	847
Open Forward Foreign Currency Contracts	—	494	—	494
OTC Total Return Swap Agreements	—	85	—	85
	847	579	—	1,426
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(150)	—	—	(150)
Centrally Cleared Interest Rate Swap Agreements	—	(60)	—	(60)
Open Forward Foreign Currency Contracts	—	(1,292)	—	(1,292)
	(150)	(1,352)	—	(1,502)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/Newton Equity Income Fund
COMMON STOCKS 97.2%
Financials 26.7%
Allstate Corporation, The	312	59,164
American International Group, Inc.	308	22,582
AON Public Limited Company - Class A	111	38,544
Assurant, Inc.	202	40,233
Bank of America Corporation	1,225	48,600
Berkshire Hathaway Inc. - Class B (a)	215	98,909
Capital One Financial Corporation	87	13,032
Citigroup Inc.	248	15,538
CME Group Inc. - Class A	196	43,258
First Horizon Corporation	1,797	27,908
Globe Life Inc.	121	12,799
Goldman Sachs Group, Inc., The	118	58,242
JPMorgan Chase & Co.	315	66,472
RenaissanceRe Holdings Ltd	125	33,927
The PNC Financial Services Group, Inc.	68	12,571
U.S. Bancorp	1,155	52,832
Voya Financial, Inc.	362	28,706
Willis Towers Watson Public Limited Company	62	18,214
		691,531
Health Care 18.0%
Alcon AG	310	30,992
Amgen Inc.	37	12,067
Baxter International Inc.	823	31,234
Becton, Dickinson and Company	245	59,028
Bristol-Myers Squibb Company	590	30,520
Danaher Corporation	205	56,967
Labcorp Holdings Inc.	114	25,384
Medtronic, Inc.	983	88,462
Sanofi - ADR	1,250	72,038
UnitedHealth Group Incorporated	100	58,422
		465,114
Industrials 12.9%
3M Company	150	20,568
AMETEK, Inc.	150	25,806
FedEx Corporation	123	33,672
GE Vernova Inc. (a)	186	47,520
Howmet Aerospace Inc.	410	41,072
Hubbell Incorporated	114	48,999
Johnson Controls International Public Limited Company	422	32,766
L3Harris Technologies, Inc.	293	69,687
Veralto Corporation	113	12,607
		332,697
Information Technology 7.8%
Applied Materials, Inc.	188	37,893
Cisco Systems, Inc.	1,796	95,576
Dolby Laboratories, Inc. - Class A	319	24,410
International Business Machines Corporation	141	31,054
Te Connectivity Public Limited Company	86	13,009
		201,942
Materials 7.6%
CRH Public Limited Company	491	45,504
Crown Holdings, Inc.	196	18,807
Freeport-McMoRan Inc.	742	37,053
International Paper Company	1,045	51,028
Newmont Corporation	838	44,798
		197,190
Energy 7.0%
ConocoPhillips	540	56,871
Diamondback Energy, Inc.	163	28,180
EQT Corporation	1,113	40,790
Marathon Petroleum Corporation	84	13,749
Phillips 66	316	41,479
		181,069
Communication Services 6.0%
AT&T Inc.	4,361	95,945
Omnicom Group Inc.	378	39,122
T-Mobile US, Inc.	102	21,017
		156,084
Consumer Staples 4.1%
Kenvue Inc.	2,915	67,421
Philip Morris International Inc.	315	38,255
		105,676
Consumer Discretionary 4.0%
Best Buy Co., Inc.	157	16,223
General Motors Company	539	24,150
International Game Technology PLC	636	13,554
Las Vegas Sands Corp.	956	48,144
		102,071
Utilities 3.1%
Constellation Energy Group, Inc.	185	48,075
Dominion Energy, Inc.	557	32,186
		80,261
Total Common Stocks (cost $2,130,223)		2,513,635
SHORT TERM INVESTMENTS 2.9%
Investment Companies 2.9%
JNL Government Money Market Fund - Class I, 4.82% (b) (c)	75,180	75,180
Total Short Term Investments (cost $75,180)		75,180
Total Investments 100.1% (cost $2,205,403)		2,588,815
Other Assets and Liabilities, Net (0.1)%		(2,426)
Total Net Assets 100.0%		2,586,389

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/Newton Equity Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	52,750	748,136	725,706	1,967	—	—	75,180	2.9
JNL Government Money Market Fund, 4.92% - Class SL	—	124,050	124,050	68	—	—	—	—
	52,750	872,186	849,756	2,035	—	—	75,180	2.9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Newton Equity Income Fund
Assets - Securities
Common Stocks	2,513,635	—	—	2,513,635
Short Term Investments	75,180	—	—	75,180
	2,588,815	—	—	2,588,815

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/PIMCO Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 91.8%
Mortgage-Backed Securities 65.6%
Federal Home Loan Mortgage Corporation
4.00%, 08/01/42 - 12/01/52	23,799	23,031
3.50%, 06/01/48	101	95
3.00%, 05/01/52	1,193	1,072
5.50%, 01/01/53 - 10/01/53	8,305	8,406
6.00%, 02/01/53	51,491	52,704
4.50%, 05/01/53 - 08/01/53	23,367	22,972
5.00%, 08/01/54	397	396
Federal National Mortgage Association, Inc.
4.00%, 05/01/39 - 03/01/53	37,094	35,934
3.50%, 03/01/48 - 02/01/50	3,803	3,586
3.00%, 03/01/50 - 05/01/52	4,852	4,401
5.50%, 11/01/52 - 10/01/53	31,036	31,417
4.50%, 04/01/53 - 10/01/53	7,805	7,674
6.00%, 09/01/53	281	287
6.50%, 10/01/53 - 01/01/54	39,652	40,903
TBA, 3.00%, 10/15/54 (a)	20,000	17,950
TBA, 6.50%, 10/15/54 - 11/15/54 (a)	198,175	204,407
TBA, 7.00%, 10/15/54 (a)	26,400	27,435
TBA, 3.50%, 11/15/54 (a)	26,950	25,121
TBA, 4.00%, 11/15/54 (a)	42,000	40,346
TBA, 5.00%, 11/15/54 (a)	137,925	137,844
TBA, 5.50%, 11/15/54 (a)	126,575	128,073
TBA, 6.00%, 11/15/54 (a)	178,825	182,800
Government National Mortgage Association
TBA, 3.00%, 10/15/54 (a)	4,000	3,648
TBA, 3.50%, 10/15/54 (a)	12,600	11,844
TBA, 4.50%, 10/15/54 - 11/15/54 (a)	7,700	7,601
TBA, 5.50%, 10/15/54 - 11/15/54 (a)	3,000	3,029
TBA, 4.00%, 11/15/54 (a)	6,900	6,674
TBA, 5.00%, 11/15/54 (a)	4,000	4,004
		1,033,654
U.S. Treasury Inflation Indexed Securities 10.5%
Treasury, United States Department of
0.25%, 01/15/25 - 02/15/50 (b)	35,948	33,767
2.38%, 01/15/25 (b)	2,710	2,691
0.13%, 04/15/25 - 07/15/31 (b)	16,516	15,719
0.38%, 07/15/25 - 07/15/27 (b)	7,654	7,524
0.75%, 07/15/28 (b) (c)	3,297	3,225
0.88%, 01/15/29 - 02/15/47 (b)	13,299	12,444
0.63%, 07/15/32 - 02/15/43 (b)	12,751	11,885
1.38%, 07/15/33 - 02/15/44 (b)	29,642	29,181
1.75%, 01/15/34 (b)	3,070	3,105
1.88%, 07/15/34 (a) (b)	25,561	26,192
2.13%, 02/15/40 - 02/15/41 (b)	578	604
0.75%, 02/15/42 - 02/15/45 (b)	3,830	3,078
1.00%, 02/15/46 - 02/15/49 (b)	14,559	11,926
1.50%, 02/15/53 (b)	3,809	3,446
		164,787
U.S. Treasury Note 7.1%
Treasury, United States Department of
2.25%, 10/31/24 (c)	2,159	2,154
2.63%, 01/31/26 (c)	10,300	10,142
4.50%, 03/31/26 - 04/15/27	67,400	68,491
0.50%, 10/31/27 (c)	100	91
0.63%, 11/30/27 - 12/31/27 (c)	1,100	1,002
0.75%, 01/31/28 (c)	210	191
2.38%, 03/31/29	11,900	11,303
2.75%, 08/15/32	19,800	18,504
		111,878
Sovereign 5.1%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.95%, 08/12/31, PEN (d)	2,889	834
6.95%, 08/12/31, PEN (e)	8,800	2,537
6.15%, 08/12/32, PEN	4,571	1,251
6.15%, 08/12/32, PEN (d)	5,634	1,542
7.30%, 08/12/33, PEN	6,800	1,993
5.40%, 08/12/34, PEN	1,100	279
5.40%, 08/12/34, PEN (d)	502	126
5.40%, 08/12/34, PEN (e)	2,400	604
6.90%, 08/12/37, PEN (d)	2,900	804
7.60%, 08/12/39, PEN	1,000	297
5.35%, 08/12/40, PEN	400	95
Gobierno de la Provincia de Buenos Aires
49.35%, (BADLAR + 3.75%), 04/12/25, ARS (e) (f)	6,440	5
Gobierno Federal de los Estados Unidos Mexicanos
7.00%, 09/03/26, MXN	30,000	1,458
7.50%, 06/03/27, MXN	41,800	2,042
8.50%, 03/01/29 - 05/31/29, MXN	98,700	4,886
7.75%, 05/29/31, MXN	47,500	2,242
Ministry of Finance of Israel
3.80%, 05/13/60 (e)	2,434	1,678
Ministry of Finance of the Russian Federation
%, 03/31/30 (e) (g) (h)	199	129
%, 04/04/42 - 06/23/47 (e) (g) (h)	8,800	3,779
%, 04/04/42 - 06/23/47 (d) (e) (g) (h)	3,400	2,096
Presidencia De La Nacion
1.00%, 07/09/29	563	366
0.75%, 07/09/30 (i)	5,339	3,180
4.13%, 07/09/35 - 07/09/46 (i)	4,464	2,129
5.00%, 01/09/38 (i)	3,720	1,939
3.50%, 07/09/41 (i)	4,210	1,910
Republica Bolivariana de Venezuela
0.00%, 10/13/24 - 12/09/49 (e) (g) (h)	5,970	840
Romania, Government of
5.38%, 03/22/31, EUR (d)	1,420	1,616
5.13%, 09/24/31, EUR (d) (j)	2,900	3,239
5.63%, 02/22/36 - 05/30/37, EUR (d)	2,540	2,794
South Africa, Parliament of
10.50%, 12/21/26, ZAR	226,700	13,787
8.00%, 01/31/30, ZAR	12,600	704
7.00%, 02/28/31, ZAR	21,200	1,099
8.88%, 02/28/35, ZAR	35,300	1,892
8.50%, 01/31/37, ZAR	37,800	1,900
9.00%, 01/31/40, ZAR	8,600	436
Turkiye Cumhuriyeti Basbakanlik
4.25%, 03/13/25	3,800	3,795
53.64%, 05/20/26 - 05/17/28, TRY	117,900	3,421
53.68%, 09/06/28, TRY	7,500	217
6.13%, 10/24/28	600	612
7.63%, 04/26/29	1,330	1,416
5.25%, 03/13/30	3,400	3,277
5.75%, 05/11/47	800	648
		79,894
U.S. Treasury Bond 1.8%
Treasury, United States Department of
4.38%, 08/15/43	4,700	4,834
3.00%, 08/15/48	30	24
4.63%, 05/15/54	22,300	24,189
		29,047
Treasury Inflation Indexed Securities 1.7%
Gobierno Federal de los Estados Unidos Mexicanos
3.00%, 12/03/26, MXN (k)	209,349	10,026
4.00%, 11/30/28, MXN (k)	286,916	14,098
2.75%, 11/27/31, MXN (k)	63,622	2,824
		26,948
Total Government And Agency Obligations (cost $1,470,999)		1,446,208
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 40.0%
Accredited Mortgage Loan Trust 2006-2
Series 2006-A4-2, REMIC, 5.23%, (1 Month Term SOFR + 0.37%), 09/25/36 (f) (i)	2,852	2,819
Ace Securities Corp. Home Equity Loan Trust, Series 2006-ASL1
Series 2005-M2-AG1, REMIC, 5.66%, (1 Month Term SOFR + 0.80%), 08/25/35 (f) (i)	5,488	4,306
Aegis Asset Backed Securities Trust
Series 2004-M1-1, REMIC, 5.99%, (1 Month Term SOFR + 1.13%), 04/25/34 (f) (i)	4,057	3,918

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
AFC Mortgage Corporation
Series 2000-2A-1, REMIC, 5.61%, (1 Month Term SOFR + 0.75%), 03/25/30 (f)	1,084	899
Alba 2006-2 PLC
Series 2006-D-2, 5.53%, (SONIA + 0.58%), 12/15/38, GBP (e) (f)	858	1,064
Alternative Loan Trust 2004-24CB
Series 2004-A1-20T1, REMIC, 6.00%, 09/25/34	1,863	1,861
Alternative Loan Trust 2005-43
Series 2005-B1-J4, REMIC, 6.99%, (1 Month Term SOFR + 2.14%), 07/25/35 (f) (i)	2,059	1,997
Series 2005-1A1-35CB, REMIC, 5.50%, 09/25/35	648	496
Series 2005-A3-38, REMIC, 5.67%, (1 Month Term SOFR + 0.81%), 09/25/35 (f) (i)	203	179
Alternative Loan Trust 2005-45
Series 2005-2A3A-AR1, REMIC, 5.67%, (1 Month Term SOFR + 0.81%), 10/25/35 (f) (i)	6,963	6,113
Series 2005-1A1-59, REMIC, 5.74%, (1 Month Term SOFR + 0.77%), 11/20/35 (f) (i)	1,348	1,263
Alternative Loan Trust 2006-9T1
Series 2005-A1-81, REMIC, 5.53%, (1 Month Term SOFR + 0.67%), 02/25/36 (f) (i)	679	581
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 5.27%, (1 Month Term SOFR + 0.31%), 12/20/46 (f) (i)	1,286	1,168
Alternative Loan Trust 2007-19
Series 2007-2A1-19, REMIC, 6.50%, 08/25/37	4,005	1,780
American Airlines, Inc.
Series 2015-A-1, 3.38%, 05/01/27	1,650	1,569
Series 2015-AA-2, 3.60%, 09/22/27	418	404
Attentus CDO III, Ltd.
Series 2007-A2-3A, REMIC, 6.02%, (3 Month Term SOFR + 0.71%), 10/11/42 (d) (f)	5,955	5,360
Avon Finance No.4 PLC
Series A-4A, 5.99%, (SONIA + 0.90%), 12/28/49, GBP (d) (f) (i)	7,251	9,704
Banc of America Funding Corp
Series 2005-5M1-A, REMIC, 5.75%, (1 Month Term SOFR + 0.79%), 02/20/35 (f) (i)	2,561	2,450
Series 2005-1A23-3, REMIC, 5.50%, 06/25/35	88	87
BCAP LLC 2009-RR13-II Trust
Series 2009-17A3-RR13, REMIC, 5.88%, 04/26/37 (f)	3,471	1,678
Bear Stearns ALT-A Trust 2006-3
Series 2005-12A1-8, REMIC, 5.51%, (1 Month Term SOFR + 0.65%), 10/25/35 (f) (i)	668	658
Bear Stearns Asset Backed Securities I Trust 2006-HE1
Series 2004-M1-HE10, REMIC, 5.94%, (1 Month Term SOFR + 1.09%), 12/25/34 (f) (i)	3,167	3,132
Bombardier Capital Inc.
Series 1999-A5-B, REMIC, 3.26%, 12/15/29 (f)	6,296	498
BX Trust 2021-ARIA
Series 2021-C-ARIA, REMIC, 6.86%, (1 Month Term SOFR + 1.76%), 10/15/36 (f)	2,200	2,181
Series 2021-D-ARIA, REMIC, 7.11%, (1 Month Term SOFR + 2.01%), 10/15/36 (f)	2,400	2,386
BX Trust 2021-RISE
Series 2021-D-RISE, REMIC, 6.96%, (1 Month Term SOFR + 1.86%), 11/17/36 (f)	773	761
Carrington Mortgage Loan Trust, Series 2006-NC3
Series 2006-A4-NC3, REMIC, 5.21%, (1 Month Term SOFR + 0.35%), 07/25/36 (f) (i)	7,130	6,372
CarVal CLO I Ltd
Series 2018-AR-1A, 6.25%, (3 Month Term SOFR + 0.97%), 07/16/31 (f)	12,741	12,755
Carvana Auto Receivables Trust 2023-P3
Series 2023-A3-P3, 5.82%, 11/10/26	6,300	6,392
CBAM 2018-5 Ltd
Series 2018-A-5A, 6.57%, (3 Month Term SOFR + 1.28%), 04/17/31 (f)	1,115	1,116
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB8
Series 2006-A2C-CB8, REMIC, 5.27%, (1 Month Term SOFR + 0.41%), 10/25/36 (f) (i)	5,070	4,262
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-2A
Series 2004-A1-1A, REMIC, 5.86%, (1 Month Term SOFR + 0.39%), 01/25/35 (d) (f) (i)	132	127
CHL Mortgage Pass-Through Trust 2006-17
Series 2006-A1-17, REMIC, 6.00%, 12/25/36	1,189	528
CIM Trust 2023-R4
Series 2023-A1-R4, REMIC, 5.00%, 05/25/62	5,779	5,820
Citigroup Commercial Mortgage Trust 2016-C1
Series 2016-A4-C1, REMIC, 3.21%, 05/12/26	5,500	5,368
Citigroup Mortgage Loan Trust
Series 2006-2A1A-4, REMIC, 6.00%, 12/25/35	1,892	1,866
Citigroup Mortgage Loan Trust 2006-AR9
Series 2006-1M2-AR9, REMIC, 5.67%, (1 Month Term SOFR + 0.82%), 11/25/36 (f) (i)	3,615	3,688
Citigroup Mortgage Loan Trust 2013-2
Series 2013-1A4-2, REMIC, 6.44%, 11/25/37 (f)	2,606	2,381
COLT 2022-5 Mortgage Loan Trust
Series 2022-A1-5, REMIC, 4.55%, 04/25/67 (f) (i)	3,128	3,153
CommonBond Student Loan Trust 2020-A-GS
Series 2020-A-AGS, 1.98%, 08/25/50	2,851	2,498
Conseco Finance Corp.
Series 1999-A6-5, REMIC, 7.50%, 03/01/30	2,889	873
CPS Auto Receivables Trust 2023-B
Series 2023-B-B, 5.38%, 08/15/25	100	100
Series 2023-C-B, 6.04%, 07/16/29	300	305
CPS Auto Receivables Trust 2023-C
Series 2023-A-C, 6.13%, 12/16/24	575	576
Cross 2023-H1 Mortgage Trust
Series 2023-A1-H1, REMIC, 6.65%, 03/25/68 (i)	6,183	6,282
CSMC Mortgage-Backed Trust
Series 2009-5A9-11R, REMIC, 4.59%, 08/26/36 (f)	544	530
CSMC Mortgage-Backed Trust 2006-6
Series 2006-1A11-6, REMIC, 6.00%, 07/25/36	458	224
CSMC Series 2009-5R
Series 2009-1A2-5R, REMIC, 5.92%, 06/26/36 (f)	1,666	1,348
CWABS Asset-Backed Certificates Trust 2006-20
Series 2006-2A4-20, REMIC, 5.43%, (1 Month Term SOFR + 0.34%), 09/25/35 (f) (i)	13,698	12,065
CWABS Asset-Backed Certificates Trust 2006-21
Series 2006-1A-21, REMIC, 5.25%, (1 Month Term SOFR + 0.25%), 05/25/35 (f) (i)	640	616
CWABS Asset-Backed Certificates Trust 2007-10
Series 2007-1M1-10, REMIC, 5.23%, (1 Month Term SOFR + 0.37%), 11/25/36 (f) (i)	9,759	8,072
CWABS, Inc.
Series 2004-M1-SD3, REMIC, 6.24%, (1 Month Term SOFR + 1.39%), 07/25/34 (f) (i)	232	233
Series 2004-M6-BC5, REMIC, 6.62%, (1 Month Term SOFR + 1.76%), 07/25/34 (f) (i)	3,733	3,693
Series 2004-M4-AB2, REMIC, 6.24%, (1 Month Term SOFR + 1.39%), 11/25/34 (f) (i)	2,450	2,126
Series 2005-MV6-7, REMIC, 6.17%, (1 Month Term SOFR + 1.31%), 08/25/35 (f) (i)	4,000	3,772
CWMBS, Inc.
Series 2006-2A1-OA5, REMIC, 5.37%, (1 Month Term SOFR + 0.51%), 04/25/46 (f) (i)	2,200	1,883
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-Ar1
Series 2005-2A5-5, REMIC, 6.25%, (1 Month Term SOFR + 1.46%), 11/25/35 (f)	5,381	2,305
DSLA Mortgage Loan Trust 2004-AR2
Series 2004-1A1A-AR4, REMIC, 5.80%, (1 Month Term SOFR + 0.83%), 01/19/45 (f) (i)	1,061	961
Ellington Financial Mortgage Trust 2020-1
Series 2020-A1-1, REMIC, 2.01%, 05/25/65 (f)	119	116
Ellington Financial Mortgage Trust 2022-4
Series 2022-A1-4, REMIC, 5.90%, 09/25/67 (i)	10,236	10,291
Ellington Loan Acquisition Trust 2007-1
Series 2007-M1-1, REMIC, 4.21%, (1 Month Term SOFR + 2.21%), 05/25/37 (f) (i)	28,000	24,893

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Encore Credit Receivables Trust
Series 2005-M5-4, REMIC, 5.94%, (1 Month Term SOFR + 1.09%), 01/25/36 (f) (i)	5,905	5,278
Eurosail-UK 2007-3BL PLC
Series 2007-C1A-3X, 5.63%, (SONIA + 0.67%), 06/13/45, GBP (e) (f)	11,954	13,864
Eurosail-UK 2007-6NC PLC
Series 2007-A3A-6NCX, 5.78%, (SONIA + 0.82%), 09/13/45, GBP (e) (f)	21	28
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 6.29%, (1 Month Term SOFR + 1.19%), 07/15/38 (f)	11,494	11,473
First Franklin Mortgage Loan Trust 2006FF13
Series 2006-A2C-FF13, REMIC, 5.29%, (1 Month Term SOFR + 0.43%), 10/25/36 (f) (i)	6,630	4,290
Fremont Home Loan Trust 2006-E
Series 2006-1A1-E, REMIC, 1.65%, (1 Month Term SOFR + 0.25%), 01/25/37 (f) (i)	13,544	6,890
Galaxy XV CLO Ltd
Series 2013-ARR-15A, 6.53%, (3 Month Term SOFR + 1.23%), 10/15/30 (f)	2,874	2,876
GE-WMC Mortgage Securities, L.L.C.
Series 2005-M2-1, REMIC, 5.66%, (1 Month Term SOFR + 0.80%), 10/25/35 (f) (i)	17,528	14,622
GLS Auto Receivables Issuer Trust 2023-2
Series 2023-B-2A, 5.52%, 11/15/27	7,000	7,016
GS Mortgage Securities Corp.
Series 2006-2A3-5, REMIC, 5.51%, (1 Month Term SOFR + 0.65%), 03/25/36 (f) (i)	3,664	1,780
GSMSC Resecuritization Trust 2015-8R
Series 2015-B-8R, REMIC, 2.46%, 04/28/37 (f)	23,904	5,587
GSR Mortgage Loan Trust 2005-AR1
Series 2004-1AF-4, REMIC, 5.37%, (1 Month Term SOFR + 0.51%), 06/25/34 (f)	3,427	3,049
Series 2004-M2-10, REMIC, 4.56%, 08/25/34 (f) (i)	2,993	2,726
Harborview Mortgage Loan Trust 2006-8
Series 2006-1A1-8, REMIC, 5.43%, (1 Month Term SOFR + 0.51%), 07/21/36 (f) (i)	4,519	2,316
Harley Marine Financing LLC
Series 2023-A1-1, 9.25%, 12/15/27	75	78
Series 2023-A2-1, 9.75%, 12/15/27	85	87
HITR 2019-2A A1 144A 3MLIB+176BP
Series 2019-A1-2, 7.14%, (3 Month Term SOFR + 2.02%), 05/23/39 (f)	9,680	9,224
Home Equity Asset Trust
Series 2004-M1-4, REMIC, 5.75%, (1 Month Term SOFR + 0.89%), 10/25/34 (f) (i)	1,262	1,239
IndyMac INDX Mortgage Loan Trust 2006-AR21
Series 2006-3A1-AR11, REMIC, 3.54%, 06/25/36 (f)	2,164	1,427
IndyMac MBS, Inc.
Series 2005-A5-A5, REMIC, 5.37%, (1 Month Term SOFR + 0.51%), 05/25/35 (f)	897	555
J.P. Morgan Alternative Loan Trust 2006-A2
Series 2006-1A4-A2, REMIC, 5.51%, (1 Month Term SOFR + 0.65%), 05/25/36 (f) (i)	905	761
J.P. Morgan Alternative Loan Trust 2006-A6
Series 2006-1A1-A5, REMIC, 5.29%, (1 Month Term SOFR + 0.43%), 10/25/36 (f) (i)	876	791
J.P. Morgan Mortgage Acquisition Corp. 2005-FLD1
Series 2005-M6-FLD1, REMIC, 6.05%, (1 Month Term SOFR + 1.19%), 07/25/35 (f)	5,975	5,821
J.P. Morgan Mortgage Trust 2023-DSC1
Series 2023-A1-DSC1, REMIC, 4.62%, 12/25/33 (f)	4,318	4,253
J.P. Morgan Mortgage Trust 2024-VIS1
Series 2024-A1-VIS1, REMIC, 5.99%, 09/01/54 (f)	4,732	4,796
JPMCC Commercial Mortgage Securities Trust 2016-JP4
Series 2016-A4-JP4, REMIC, 3.65%, 11/18/26 (f)	2,600	2,512
Kinbane 2022-RPL 1 Designated Activity Company
Series 2022-A-RPL1X, 4.46%, (1 Month EURIBOR + 0.85%), 09/25/62, EUR (e) (f) (i)	8,671	9,600
LCCM 2021-FL3 Trust
Series 2021-A-FL3, REMIC, 6.66%, (1 Month Term SOFR + 1.56%), 11/17/36 (f) (i)	12,727	12,685
Lehman XS Trust, Series 2007-15N
Series 2007-2A1-15N, REMIC, 5.47%, (1 Month Term SOFR + 0.61%), 08/25/47 (f) (i)	2,199	2,060
Madison Park Funding XXIX LTD
Series 2018-AR-29A, 6.46%, (3 Month Term SOFR + 1.18%), 10/18/30 (f)	7,269	7,275
Magnetite XXV, Limited
Series 2020-A-25A, 6.75%, (3 Month Term SOFR + 1.46%), 01/26/32 (f)	2,812	2,813
Magnetite XXXIX Ltd
Series 2023-A-39A, 6.93%, (3 Month Term SOFR + 1.55%), 10/25/33 (f)	7,400	7,400
Mansard Mortgages 2006-1 PLC
Series 2006-B1-1X, 6.27%, (SONIA + 1.22%), 10/15/48, GBP (e) (f)	2,999	3,760
Marathon CLO XIII Ltd
Series 2019-AAR2-1A, 6.50%, (3 Month Term SOFR + 1.20%), 04/15/32 (f)	9,882	9,887
MASTR Asset Backed Securities Trust 2006-AM1
Series 2005-M8-WF1, REMIC, 6.83%, (1 Month Term SOFR + 1.97%), 06/25/35 (f) (i)	2,828	2,874
Series 2005-A4-NC2, REMIC, 5.67%, (1 Month Term SOFR + 0.81%), 11/25/35 (f) (i)	8,688	5,180
Meritage Mortgage Corporation
Series 2004-M2-2, REMIC, 5.87%, (1 Month Term SOFR + 1.01%), 01/25/35 (f) (i)	2,830	2,790
METAL 2017-1 LLC
Series 2017-A-1, 4.58%, 10/15/24 (d) (i)	946	618
MFA 2023-NQM2 Trust
Series 2023-A1-NQM2, REMIC, 4.40%, 03/25/68 (i)	13,359	13,294
Morgan Stanley & Co. LLC
Series 2019-A4-L2, REMIC, 4.07%, 02/16/29	1,700	1,647
Morgan Stanley Capital I Trust 2021-L7
Series 2021-D-230P, REMIC, 7.59%, (1 Month Term SOFR + 2.49%), 12/15/38 (f)	2,929	2,567
Series 2021-E-230P, REMIC, 8.29%, (1 Month Term SOFR + 3.19%), 12/15/38 (f)	1,050	884
Mr. Cooper Group Inc.
Series 2007-A1A-OA5, REMIC, 5.96%, (12 Month Treasury Average + 0.84%), 05/25/47 (f)	1,449	1,207
Navient Funding, LLC
Series 2006-A5-B, REMIC, 5.48%, (3 Month Term SOFR + 0.53%), 12/15/39 (f)	1,084	1,045
Navient Student Loan Trust 2020-2
Series 2020-A1B-2A, REMIC, 6.29%, (SOFR 30-Day Average + 1.01%), 02/25/33 (f)	5,360	5,314
Nelnet Student Loan Trust 2023-A
Series 2023-AFX-AA, 6.64%, 02/20/41	2,596	2,653
Newgate Funding PLC
Series 2007-A3-2X, 5.40%, (3 Month GBP LIBOR + 0.16%), 12/15/50, GBP (e) (f)	2,816	3,667
Novastar Mortgage Funding Trust, Series 2007-1
Series 2007-A2C-1, REMIC, 1.10%, (1 Month Term SOFR + 0.29%), 03/25/37 (f) (i)	36,687	12,095
Pagaya AI Debt Trust 2023-3
Series 2023-A-3, 7.60%, 12/16/30	2,038	2,050
Palmer Square European Loan Funding 2023-3 Designated Activity Company
Series 2023-A-3A, 5.04%, (3 Month EURIBOR + 1.50%), 05/15/33, EUR (d) (f)	5,417	6,045
Park Place Securities, Inc.
Series 2005-M5-WHQ2, REMIC, 6.00%, (1 Month Term SOFR + 1.15%), 05/25/35 (f) (i)	4,461	3,397
People's Choice Home Loan Securities Trust Series 2005-3
Series 2005-M3-3, REMIC, 5.82%, (1 Month Term SOFR + 0.97%), 08/25/35 (f) (i)	1,524	1,456
PHH Alternative Mortgage Trust, Series 2007-3
Series 2007-A3-3, REMIC, 5.57%, (1 Month Term SOFR + 0.71%), 07/25/37 (f) (i)	2,890	2,790
Preferred Residential Securities 05-2 PLC
Series 2005-C1C-2X, 5.81%, (3 Month GBP LIBOR + 0.57%), 12/15/40, GBP (e) (f) (i)	1,045	1,388

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Pretium Mortgage Credit Partners I, L.P.
Series 2023-A1-RN1, 8.23%, 09/25/26 (i)	3,062	3,156
Prospect Mortgage, LLC
Series 2005-M8-2, REMIC, 6.92%, (1 Month Term SOFR + 2.06%), 04/25/35 (f) (i)	3,738	3,573
RCKT Mortgage Trust 2024-CES5
Series 2024-A1A-CES5, REMIC, 5.85%, 07/25/28 (f) (i)	5,479	5,549
RCKT Mortgage Trust 2024-CES7
Series 2024-A1A-CES7, REMIC, 5.16%, 09/25/28 (i)	1,300	1,300
Renaissance Home Equity Loan Trust 2006-3
Series 2006-AF3-3, REMIC, 5.59%, 11/25/36 (i)	19,851	6,809
Series 2006-AF5-3, REMIC, 6.12%, 11/25/36 (i)	2,934	1,100
Research-Driven Pagaya Motor Asset Trust 2023-3
Series 2023-A-3A, 7.13%, 09/25/25	5,151	5,221
RFMSI Series 2006-S6 Trust
Series 2006-A12-S6, REMIC, 6.00%, 07/25/36	1,585	1,404
RFMSI Series 2007-S4 Trust
Series 2007-A5-S4, REMIC, 6.00%, (1 Month Term SOFR + 0.71%), 04/25/37 (f)	746	614
Saxon Asset Securities Trust 2004-3
Series 2004-M1-1, REMIC, 5.76%, (1 Month Term SOFR + 0.91%), 03/25/35 (f) (i)	425	377
Securitized Asset Backed Receivables LLC
Series 2005-M2-EC1, REMIC, 5.61%, (1 Month Term SOFR + 0.76%), 01/25/35 (f) (i)	35	42
Series 2005-M2-FR3, REMIC, 5.94%, (1 Month Term SOFR + 1.09%), 04/25/35 (f) (i)	876	790
Series 2006-M3-OP1, REMIC, 5.58%, (1 Month Term SOFR + 0.73%), 10/25/35 (f) (i)	2,505	2,477
SG Mortgage Securities Trust
Series 2005-M3-OPT1, REMIC, 5.67%, (1 Month Term SOFR + 0.82%), 10/25/35 (f) (i)	4,975	4,580
Shamrock Residential 2022-1 DAC
Series 2022-A-1, 4.87%, (1 Month EURIBOR + 1.50%), 01/24/61, EUR (f)	13,231	14,737
Shamrock Residential 2022-2 Designated Activity Company
Series 2022-A-2, 4.62%, (1 Month EURIBOR + 1.25%), 02/24/71, EUR (e) (f)	9,932	11,054
SLM Student Loan Trust 2012-5
Series 2012-A3-5, 6.19%, (SOFR 30-Day Average + 0.91%), 03/25/26 (f)	5,705	5,642
SMB Private Education Loan Trust 2022-B
Series 2022-A1A-B, REMIC, 3.94%, 02/16/55	2,205	2,128
Series 2022-A1B-B, REMIC, 6.79%, (SOFR 30-Day Average + 1.45%), 02/16/55 (f)	2,205	2,213
SMB Private Education Loan Trust 2022-C
Series 2022-A1B-C, 7.20%, (SOFR 30-Day Average + 1.85%), 05/16/50 (f)	2,160	2,194
SMB Private Education Loan Trust 2024-D
Series 2024-A1B-D, 6.59%, (SOFR 30-Day Average + 1.25%), 07/05/53 (f)	3,798	3,768
Sound Point CLO XVIII Ltd
Series 2017-A1-4A, 6.66%, (3 Month Term SOFR + 1.38%), 01/21/31 (f)	3,675	3,677
Sound Point CLO XXVIII, Ltd
Series 2020-A1R-3A, 6.56%, (3 Month Term SOFR + 1.28%), 01/26/32 (f)	12,700	12,700
Soundview Home Loan Trust
Series 2005-M5-1, REMIC, 6.14%, (1 Month Term SOFR + 1.28%), 04/25/35 (f) (i)	2,810	2,695
Series 2005-M2-OPT2, REMIC, 5.81%, (1 Month Term SOFR + 0.95%), 08/25/35 (f) (i)	8,832	7,932
Specialty Underwriting & Residential Finance Trust
Series 2006-A1-AB2, REMIC, 5.27%, (1 Month Term SOFR + 0.41%), 06/25/37 (f) (i)	16,392	8,893
Spirit Airlines, Inc.
Series 2017-AA-1, 3.38%, 02/15/30	259	232
Structured Asset Investment Loan Trust 2005-4
Series 2004-M2-5, REMIC, 5.79%, (1 Month Term SOFR + 0.94%), 06/25/34 (f) (i)	3,404	3,241
Series 2005-M2-HE1, REMIC, 5.69%, (1 Month Term SOFR + 0.83%), 07/25/35 (f) (i)	952	902
Structured Asset Securities Corp Mortgage Loan Trust
Series 2007-M1-GEL2, REMIC, 5.67%, (1 Month Term SOFR + 0.81%), 05/25/37 (f) (i)	15,391	10,863
Structured Asset Securities CORP Mortgage Loan Trust 2007-OSI
Series 2007-A4-OSI, REMIC, 5.17%, (1 Month Term SOFR + 0.31%), 06/25/37 (f) (i)	12,618	8,224
Towd Point Mortgage Trust 2022-4
Series 2022-A1-4, REMIC, 3.75%, 09/25/31	10,764	10,283
TruPS Financials Note Securitization 2017-2 Ltd
Series 2017-A1-2A, 6.65%, (3 Month Term SOFR + 1.83%), 09/20/39 (f)	1,182	1,136
United Airlines Pass Through Certificates, Series 2018-1
Series 2018-AA-1, 3.50%, 03/01/30	781	737
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	1,358	1,388
Verus Securitization Trust 2022-6
Series 2022-A1-6, REMIC, 4.94%, 06/25/67 (i)	4,746	4,723
Verus Securitization Trust 2023-3
Series 2023-A1-3, REMIC, 5.93%, 03/25/68 (f)	6,197	6,239
WaMu Asset-Backed Certificates WaMu Series 2007-HE2 Trust
Series 2007-2A3-HE2, REMIC, 1.55%, (1 Month Term SOFR + 0.36%), 04/25/37 (f) (i)	36,239	13,184
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2005-3M2-WL1, REMIC, 5.75%, (1 Month Term SOFR + 0.89%), 06/25/45 (f) (i)	1,304	1,321
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
Series 2005-1A3-AR10, REMIC, 5.22%, 09/25/35 (f)	2,489	2,292
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OA3 Trust
Series 2007-4A2-OA3, REMIC, 5.82%, (12 Month Treasury Average + 0.70%), 04/25/47 (f)	976	843
Wells Fargo Mortgage Backed Securities 2007-AR7 Trust
Series 2007-A1-AR7, REMIC, 6.23%, 12/25/37 (f)	11,833	10,820
WSTN Trust
Series 2023-A-MAUI, REMIC, 6.52%, 09/08/39 (f)	800	819
Total Non-U.S. Government Agency Asset-Backed Securities (cost $666,113)		630,554
CORPORATE BONDS AND NOTES 13.0%
Financials 6.0%
Avolon Holdings Funding Limited
2.53%, 11/18/27 (d)	2,240	2,085
Banca Monte dei Paschi di Siena S.p.A.
1.88%, 01/09/26, EUR (e)	100	109
Banco Bilbao Vizcaya Argentaria, S.A.
6.03%, 03/13/35	800	850
Banco Santander, S.A.
6.53%, 11/07/27 (l)	1,500	1,564
6.61%, 11/07/28 (l)	1,200	1,299
Barclays PLC
6.49%, 09/13/29	1,200	1,280
7.44%, 11/02/33 (l)	2,200	2,538
6.22%, 05/09/34	1,077	1,161
6.69%, 09/13/34 (l)	1,400	1,554
5.34%, 09/10/35 (l)	1,300	1,315
BPCE
6.71%, 10/19/29 (d)	1,650	1,762
7.00%, 10/19/34 (d)	1,400	1,569
CaixaBank, S.A.
6.84%, 09/13/34 (d)	1,100	1,228
Credicorp Capital Sociedad Titularizada S.A.
10.10%, 12/15/43, PEN (d)	1,000	276
Credit Suisse Group AG
4.66%, (3 Month EURIBOR + 1.00%), 01/16/26, EUR (e) (f) (l)	800	892
3.25%, 04/02/26, EUR (e) (l)	550	611

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
7.75%, 03/01/29, EUR (e) (l)	2,350	2,992
Deutsche Bank Aktiengesellschaft
3.04%, 05/28/32 (l)	9,500	8,429
5.40%, 09/11/35 (l)	200	202
Ford Motor Credit Company LLC
4.54%, 08/01/26	2,400	2,379
2.70%, 08/10/26	400	384
4.13%, 08/17/27	3,200	3,122
3.82%, 11/02/27	3,067	2,952
2.90%, 02/16/28	200	186
5.80%, 03/08/29	1,100	1,119
HSBC Holdings PLC
2.85%, 06/04/31 (l)	5,040	4,560
Janus Henderson US (Holdings) Inc.
5.45%, 09/10/34 (d)	400	399
Lloyds Banking Group PLC
5.68%, 01/05/35 (l)	700	734
Morgan Stanley Bank, National Association
4.97%, 07/14/28 (e)	7,700	7,853
Nationwide Building Society
4.30%, 03/08/29 (d)	1,600	1,583
NatWest Group PLC
4.89%, 05/18/29 (l)	200	201
5.08%, 01/27/30 (l)	2,800	2,849
4.45%, 05/08/30 (l)	2,000	1,983
5.78%, 03/01/35 (l)	1,000	1,063
Panama Infrastructure Receivable Purchaser PLC
0.00%, 04/05/32 (d) (m)	6,449	4,494
Rio Oil Finance Trust
8.20%, 04/06/28 (d)	165	167
Santander Holdings USA, Inc.
5.35%, 09/06/30	700	708
Santander UK Group Holdings PLC
3.82%, 11/03/28 (l)	1,800	1,757
6.53%, 01/10/29 (l)	1,000	1,055
4.86%, 09/11/30 (l)	800	806
Societe Generale
6.69%, 01/10/34 (d) (l)	200	217
Stichting AK Rabobank Certificaten II
6.50%, EUR (e) (f) (i) (n)	3,601	4,562
UBS Group AG
6.33%, 12/22/27 (d)	4,400	4,574
6.25%, 09/22/29 (d)	3,000	3,185
4.19%, 04/01/31 (d) (l)	700	685
3.09%, 05/14/32 (d)	1,550	1,398
6.54%, 08/12/33 (d) (l)	2,850	3,148
9.02%, 11/15/33 (d) (l)	300	378
5.96%, 01/12/34 (d) (l)	925	984
5.70%, 02/08/35 (d) (l)	200	211
Voyager Aviation Holdings, LLC
0.00%, 05/09/26 (d) (g) (h) (o)	1,166	—
Wells Fargo & Company
6.30%, 10/23/29	2,400	2,568
		93,980
Energy 1.7%
Energy Transfer LP
6.10%, 12/01/28	1,700	1,806
Gaz Capital S.A.
%, 03/23/27 (e) (g) (h)	800	496
Gaz Finance PLC
%, 06/29/27 - 01/27/29 (e) (g) (h)	6,600	3,231
ONEOK, Inc.
4.75%, 10/15/31	900	903
5.05%, 11/01/34	400	399
5.70%, 11/01/54	200	201
5.85%, 11/01/64	200	201
Petroleos de Venezuela, S.A.
0.00%, 05/16/25 - 04/12/37 (e) (g) (h)	1,590	152
Petroleos Mexicanos
6.70%, 02/16/32	7,889	7,061
6.95%, 01/28/60 (j)	1,190	852
Saudi Arabian Oil Company
5.25%, 07/17/34 (d)	600	616
5.75%, 07/17/54 (d)	800	811
5.88%, 07/17/64 (d)	1,000	1,009
Topaz Solar Farms LLC
4.88%, 09/30/39 (d)	55	50
5.75%, 09/30/39 (d)	601	594
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 - 11/01/33 (d)	2,200	2,075
Venture Global LNG, Inc.
8.13%, 06/01/28 (d)	1,600	1,668
9.50%, 02/01/29 (d)	200	225
9.88%, 02/01/32 (d)	3,000	3,334
Woodside Finance Limited
5.10%, 09/12/34	900	894
		26,578
Utilities 1.6%
Pacific Gas And Electric Company
3.50%, 06/15/25	577	573
3.30%, 03/15/27 - 12/01/27	1,347	1,304
3.00%, 06/15/28 (j)	3,343	3,171
3.75%, 07/01/28	975	948
4.55%, 07/01/30	7,254	7,202
4.40%, 03/01/32	1,000	969
4.30%, 03/15/45	10,743	8,996
Pryvatne Aktsionerne Tovarystvo Natsionalna Energetychna Kompaniya Ukrenergo
0.00%, 11/09/28 (e) (g) (h)	400	256
Thames Water Utilities Finance PLC
1.60%, 12/23/27 (e)	200	146
3.50%, 02/25/28, GBP (e)	100	97
4.38%, 01/18/31, EUR (e)	400	321
7.13%, 04/30/31, GBP (e)	100	100
6.50%, 02/09/32, GBP	100	98
4.38%, 07/03/34, GBP (e)	100	97
5.50%, 02/11/41, GBP (e)	300	295
7.75%, 04/30/44, GBP (e)	200	202
		24,775
Communication Services 1.3%
Altice France
4.13%, 01/15/29, EUR (e)	100	77
Altice France Holding S.A.
5.88%, 02/01/27, EUR (e)	100	87
8.13%, 02/01/27 (d) (j)	600	487
5.50%, 01/15/28 (d)	400	292
5.13%, 01/15/29 (d)	200	140
DISH DBS Corporation
5.25%, 12/01/26 (d)	2,590	2,402
5.75%, 12/01/28 (d)	2,090	1,835
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (d)	9,103	8,747
Windstream Escrow, LLC
7.75%, 08/15/28 (d)	6,439	6,442
		20,509
Consumer Discretionary 0.8%
Carvana Co.
13.00%, 06/01/30 (d) (p)	2,636	2,867
14.00%, 06/01/31 (d) (p)	3,136	3,694
Mitchells & Butlers Finance PLC
6.01%, 12/15/28, GBP (i)	100	131
Nissan Motor Co., Ltd.
3.52%, 09/17/25 (d)	2,000	1,967
4.35%, 09/17/27 (d)	4,300	4,193
4.81%, 09/17/30 (d)	300	284
		13,136
Consumer Staples 0.5%
B.A.T. International Finance P.L.C.
5.93%, 02/02/29	5,700	6,019
Market Bidco Finco PLC
4.75%, 11/04/27, EUR (e)	1,400	1,493
		7,512
Industrials 0.4%
Boeing Company, The
2.75%, 02/01/26	200	194
2.20%, 02/04/26 (q)	6,280	6,047
6.26%, 05/01/27 (d) (q)	630	650

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
6.53%, 05/01/34 (d) (q)	300	322
		7,213
Real Estate 0.4%
American Assets Trust, L.P.
6.15%, 10/01/34	200	202
Country Garden Holdings Company Limited
0.00%, 01/17/25 - 10/22/30 (e) (g) (h)	1,800	134
EPR Properties
4.75%, 12/15/26	32	32
4.95%, 04/15/28	90	89
GLP Financing, LLC
5.25%, 06/01/25	54	54
5.30%, 01/15/29	268	273
Hudson Pacific Properties, L.P.
3.95%, 11/01/27	800	724
Kennedy Wilson Europe Real Estate Limited
3.25%, 11/12/25, EUR (e)	3,000	3,218
Uniti Group Inc.
10.50%, 02/15/28 (d)	1,728	1,845
6.50%, 02/15/29 (d)	507	440
		7,011
Health Care 0.2%
Bayer US Finance LLC
6.25%, 01/21/29 (d)	3,700	3,911
Materials 0.1%
Syngenta Finance N.V.
4.89%, 04/24/25 (d) (q)	943	941
Total Corporate Bonds And Notes (cost $211,624)		205,566
SENIOR FLOATING RATE INSTRUMENTS 3.2%
Health Care 1.2%
Envision Healthcare Corporation
2023 First Out Term Loan, 11.08%, (SOFR + 5.75%), 07/20/26 (f) (o)	2,591	2,591
2023 Last Out Term Loan, 13.20%, (3 Month SOFR + 8.88%), 11/03/28 (f) (o)	15,444	15,830
		18,421
Industrials 0.8%
American Airlines, Inc.
2021 Term Loan, 10.29%, (3 Month SOFR + 4.75%), 03/10/28 (f)	2,615	2,686
Transdigm Inc
Term Loan, 7.10%, (SOFR + 2.50%), 02/28/31 (f)	9,698	9,657
		12,343
Information Technology 0.5%
AI Silk Midco Limited
EUR Term Loan B, 8.35%, (3 Month EURIBOR + 5.00%), 02/21/31, EUR (f)	1,000	1,107
Poseidon Bidco SASU
2024 EUR Term Loan B, 0.00%, (3 Month EURIBOR + 5.00%), 12/31/49, EUR (f) (r)	2,100	1,788
Softbank Vision Fund II
Term Loan, 6.00%, 12/21/25 (f) (o)	4,164	4,091
		6,986
Communication Services 0.3%
Altice France S.A.
2023 USD Term Loan B14, 10.80%, (SOFR + 5.50%), 08/31/28 (f)	1,097	820
Mediapro Incremental Facility
Term Loan, 9.34%, 08/14/29, EUR (f) (o)	1,200	1,296
Syniverse Holdings, Inc.
2022 Term Loan, 12.33%, (3 Month Term SOFR + 7.00%), 05/06/27 (f)	1,504	1,483
Windstream Services, LLC
2022 Incremental Term Loan, 9.25%, (3 Month SOFR + 4.00%), 02/28/27 (f)	1,000	997
2020 Exit Term Loan B, 11.60%, (SOFR + 6.25%), 08/24/27 (f)	539	538
		5,134
Consumer Staples 0.2%
Market Bidco Limited
EUR Term Loan B1, 8.29%, (3 Month EURIBOR + 4.75%), 11/04/27, EUR (f)	801	885
Upfield B.V.
2024 EUR Term Loan B9, 8.18%, (3 Month EURIBOR + 4.50%), 01/03/28, EUR (f)	2,600	2,889
		3,774
Materials 0.2%
SCUR-Alpha 1503 GmbH
USD Term Loan B1, 10.75%, (SOFR + 5.50%), 01/04/30 (f)	2,469	2,345
EUR Term Loan B1, 9.14%, (1 Month EURIBOR + 5.50%), 03/30/30, EUR (f)	1,300	1,401
Westmoreland Coal Company
PIK Term Loan, 8.00%, 03/15/29 (f) (p)	24	15
		3,761
Energy 0.0%
Lealand Finance Company B.V.
2020 Take Back Term Loan, 9.36%, (SOFR + 3.00%), 06/30/25 (f) (p)	74	26
2020 Make Whole Term Loan, 8.36%, (SOFR + 3.00%), 06/30/27 (f)	21	11
		37
Total Senior Floating Rate Instruments (cost $49,919)		50,456
COMMON STOCKS 1.1%
Communication Services 0.5%
Clear Channel Outdoor Holdings, Inc. (g)	515	824
iHeartMedia, Inc. (g) (o)	91	152
iHeartMedia, Inc. - Class A (g) (j)	124	230
Intelsat Jackson Holdings, Ltd. (g) (o)	124	3,681
Windstream Holdings, Inc. (g) (o)	109	2,288
		7,175
Health Care 0.3%
Amsurg Corp. (g) (o)	101	5,379
Consumer Discretionary 0.3%
NMG Parent LLC (g) (o)	32	4,152
Real Estate 0.0%
Uniti Group Inc.	40	228
Financials 0.0%
UBS Group AG	4	127
Voyager Common Shares (g) (o)	—	—
Voyager Preferred Units (g) (o)	2	—
Energy 0.0%
WestMet Group Holdings (g)	1	3
Materials 0.0%
Westmoreland Coal Company (g)	1	1
Total Common Stocks (cost $17,508)		17,065
WARRANTS 0.0%
Intelsat Jackson Holdings, Ltd. (g) (o)	—	—
Intelsat Jackson Holdings, Ltd. (g) (o)	1	2
Total Warrants (cost $7)		2
SHORT TERM INVESTMENTS 1.7%
Treasury Securities 1.0%
Presidencia da Republica
9.17%, 01/01/25, BRL	83,000	14,838
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 4.82% (s) (t)	10,057	10,057
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.92% (s) (t)	1,023	1,023
U.S. Treasury Bill 0.0%
Treasury, United States Department of
5.27%, 11/12/24 (c)	265	264
Total Short Term Investments (cost $27,321)		26,182
Total Investments 150.8% (cost $2,443,491)		2,376,033
Total Forward Sales Commitments (0.5)% (proceeds $7,823)		(7,770)
Other Derivative Instruments 0.0%		6
Other Assets and Liabilities, Net (50.3)%		(792,924)
Total Net Assets 100.0%		1,575,345
(a) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2024, the total payable for investments purchased on a delayed

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

delivery basis was $828,178.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2024, the value and the percentage of net assets of these securities was $115,089 and 7.3% of the Fund.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) Non-income producing security.

(h) As of September 30, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.7% of the Fund’s net assets.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(j) All or a portion of the security was on loan as of September 30, 2024.

(k) Treasury inflation indexed note, par amount is not adjusted for inflation.

(l) Convertible security.

(m) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(n) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(o) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(p) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(q) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(r) This senior floating rate interest will settle after September 30, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(s) Investment in affiliate.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.5%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.5%)
Mortgage-Backed Securities (0.5%)
Federal National Mortgage Association, Inc.
TBA, 4.50%, 12/15/54 (a)	(7,900)	(7,770)
Total Government And Agency Obligations (proceeds $7,823)		(7,770)
Total Forward Sales Commitments (0.5%) (proceeds $7,823)		(7,770)

(a) All or a portion of the security was sold on a delayed delivery basis. As of September 30, 2024, the total proceeds for investments sold on a delayed delivery basis was $7,823.

JNL/PIMCO Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	5,176	331,372	326,491	186	—	—	10,057	0.6
JNL Government Money Market Fund, 4.92% - Class SL	211	29,215	28,403	62	—	—	1,023	0.1
	5,387	360,587	354,894	248	—	—	11,080	0.7

JNL/PIMCO Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alba 2006-2 PLC, Series 2006-D-2, 5.53%, 12/15/38	02/19/20	1,066	1,064	0.1
Altice France, 4.13%, 01/15/29	05/14/24	74	77	—
Altice France Holding S.A., 5.88%, 02/01/27	07/25/24	84	87	—
Banca Monte dei Paschi di Siena S.p.A., 1.88%, 01/09/26	03/07/23	100	109	—
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.95%, 08/12/31	08/22/24	2,490	2,537	0.2
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 5.40%, 08/12/34	09/13/24	591	604	0.1
Country Garden Holdings Company Limited, 0.00%, 01/17/25	01/13/22	553	45	—
Country Garden Holdings Company Limited, 0.00%, 10/22/25	08/10/22	170	30	—
Country Garden Holdings Company Limited, 0.00%, 07/12/26	08/02/22	151	29	—
Country Garden Holdings Company Limited, 0.00%, 10/22/30	08/01/22	123	30	—
Credit Suisse Group AG, 4.66%, 01/16/26	03/15/23	701	892	0.1
Credit Suisse Group AG, 3.25%, 04/02/26	03/15/23	475	611	0.1
Credit Suisse Group AG, 7.75%, 03/01/29	03/09/23	2,283	2,992	0.2
Eurosail-UK 2007-3BL PLC, Series 2007-C1A-3X, 5.63%, 06/13/45	09/02/20	14,020	13,864	0.9
Eurosail-UK 2007-6NC PLC, Series 2007-A3A-6NCX, 5.78%, 09/13/45	10/15/18	28	28	—
Gaz Capital S.A., 03/23/27	01/20/21	881	496	—
Gaz Finance PLC, 06/29/27	02/03/21	204	120	—
Gaz Finance PLC, 01/27/29	01/20/21	6,400	3,111	0.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/PIMCO Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Gobierno de la Provincia de Buenos Aires, 49.35%, 04/12/25	09/19/19	49	5	—
Kennedy Wilson Europe Real Estate Limited, 3.25%, 11/12/25	02/22/18	3,719	3,218	0.2
Kinbane 2022-RPL 1 Designated Activity Company, Series 2022-A-RPL1X, 4.46%, 09/25/62	03/21/23	9,234	9,600	0.6
Mansard Mortgages 2006-1 PLC, Series 2006-B1-1X, 6.27%, 10/15/48	02/19/20	3,806	3,760	0.3
Market Bidco Finco PLC, 4.75%, 11/04/27	05/30/22	1,363	1,493	0.1
Ministry of Finance of Israel, 3.80%, 05/13/60	05/12/20	2,816	1,678	0.1
Ministry of Finance of the Russian Federation, 03/31/30	04/01/22	84	129	—
Ministry of Finance of the Russian Federation, 04/04/42	03/24/22	943	1,848	0.1
Ministry of Finance of the Russian Federation, 04/04/42	03/31/22	1,016	1,848	0.1
Ministry of Finance of the Russian Federation, 09/16/43	04/01/22	241	406	—
Ministry of Finance of the Russian Federation, 09/16/43	09/13/22	113	135	—
Ministry of Finance of the Russian Federation, 06/23/47	09/13/22	225	113	—
Ministry of Finance of the Russian Federation, 06/23/47	04/11/22	2,633	1,525	0.1
Morgan Stanley Bank, National Association, 4.97%, 07/14/28	07/17/24	7,700	7,853	0.5
Newgate Funding PLC, Series 2007-A3-2X, 5.40%, 12/15/50	11/28/17	3,609	3,667	0.2
Petroleos de Venezuela, S.A., 0.00%, 05/16/25	11/03/17	88	47	—
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	11/20/18	78	47	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	09/06/18	59	29	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/37	09/06/18	59	29	—
Preferred Residential Securities 05-2 PLC, Series 2005-C1C-2X, 5.81%, 12/15/40	10/06/22	1,134	1,388	0.1
Pryvatne Aktsionerne Tovarystvo Natsionalna Energetychna Kompaniya Ukrenergo, 0.00%, 11/09/28	09/29/22	95	256	—
Republica Bolivariana de Venezuela, 0.00%, 10/13/24	12/13/17	346	183	—
Republica Bolivariana de Venezuela, 0.00%, 04/21/25	12/13/17	260	148	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/28	12/13/17	88	54	—
Republica Bolivariana de Venezuela, 0.00%, 08/05/31	09/12/18	220	142	—
Republica Bolivariana de Venezuela, 0.00%, 03/31/38	12/13/17	93	50	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/49	12/13/17	472	256	—
Republica Bolivariana de Venezuela, 0.00%, 12/09/49	12/13/17	15	7	—
Shamrock Residential 2022-2 Designated Activity Company, Series 2022-A-2, 4.62%, 02/24/71	03/21/23	10,654	11,054	0.7
Stichting AK Rabobank Certificaten II, 6.50%	11/12/19	5,293	4,562	0.3
Thames Water Utilities Finance PLC, 1.60%, 12/23/27	08/22/24	150	146	—
Thames Water Utilities Finance PLC, 3.50%, 02/25/28	08/28/24	99	97	—
Thames Water Utilities Finance PLC, 4.38%, 01/18/31	09/30/24	324	321	—
Thames Water Utilities Finance PLC, 7.13%, 04/30/31	07/30/24	97	100	—
Thames Water Utilities Finance PLC, 4.38%, 07/03/34	09/30/24	98	97	—
Thames Water Utilities Finance PLC, 5.50%, 02/11/41	09/30/24	291	295	—
Thames Water Utilities Finance PLC, 7.75%, 04/30/44	07/31/24	194	202	—
		88,152	83,514	5.3

JNL/PIMCO Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	249	December 2024	AUD	29,182	(54)	(137)
Long Gilt	651	December 2024	GBP	64,860	(26)	(1,058)
United States 10 Year Note	720	December 2024		82,203	(326)	80
United States 10 Year Ultra Bond	83	December 2024		9,856	(43)	(38)
United States 2 Year Note	15	January 2025		3,113	(6)	10
United States 5 Year Note	824	January 2025		90,363	(303)	180
					(758)	(963)
Short Contracts
3 Month SOFR Index	(173)	December 2024		(41,351)	10	147
3 Month SOFR Index	(163)	March 2025		(39,152)	37	48
3 Month SOFR Index	(163)	June 2025		(39,313)	51	(4)
3 Month SOFR Index	(175)	September 2025		(42,312)	57	(34)
3 Month SOFR Index	(23)	December 2025		(5,626)	6	52
3 Month SOFR Index	(31)	March 2026		(7,583)	7	66
3 Month SOFR Index	(27)	June 2026		(6,603)	5	54
Euro BOBL	(149)	December 2024	EUR	(17,719)	(36)	(187)
Euro Bund	(316)	December 2024	EUR	(42,083)	(151)	(611)
Euro Schatz	(1)	December 2024	EUR	(107)	—	(1)
United States Long Bond	(499)	December 2024		(62,272)	343	303

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/PIMCO Income Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
United States Ultra Bond	(145)	December 2024	(19,390)	113	91
				442	(76)

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Receiving	8.78	(M)	05/29/31	MXN	600	—	—
28-Day MEXIBOR (M)	Receiving	8.81	(M)	08/07/31	MXN	400	—	—
28-Day MEXIBOR (M)	Paying	7.67	(M)	03/05/25	MXN	15,600	—	(87)
3M JIBAR (Q)	Paying	8.41	(Q)	07/31/28	ZAR	2,000	—	5
3M JIBAR (Q)	Paying	8.42	(Q)	07/31/28	ZAR	1,600	—	4
3M JIBAR (Q)	Paying	8.42	(Q)	07/31/28	ZAR	6,000	—	14
3M JIBAR (Q)	Paying	8.43	(Q)	07/31/28	ZAR	4,000	—	9
3M JIBAR (Q)	Paying	8.43	(Q)	08/01/28	ZAR	2,400	—	6
3M JIBAR (Q)	Paying	8.46	(Q)	08/01/28	ZAR	4,100	—	10
3M JIBAR (Q)	Paying	8.46	(Q)	08/02/28	ZAR	4,100	—	10
3M JIBAR (Q)	Paying	8.46	(Q)	08/02/28	ZAR	4,100	—	10
3M JIBAR (Q)	Paying	8.55	(Q)	08/03/28	ZAR	8,400	1	21
3M JIBAR (Q)	Paying	8.38	(Q)	08/04/28	ZAR	4,200	—	9
3M JIBAR (Q)	Paying	8.41	(Q)	08/04/28	ZAR	10,200	1	23
3M JIBAR (Q)	Paying	8.42	(Q)	08/04/28	ZAR	4,200	—	10
3M JIBAR (Q)	Paying	8.42	(Q)	08/04/28	ZAR	4,300	—	10
3M JIBAR (Q)	Paying	8.54	(Q)	08/04/28	ZAR	4,300	—	11
3M JIBAR (Q)	Paying	8.36	(Q)	08/07/28	ZAR	7,700	—	17
3M JIBAR (Q)	Paying	8.40	(Q)	08/07/28	ZAR	7,700	—	17
3M JIBAR (Q)	Paying	8.41	(Q)	08/07/28	ZAR	2,300	—	5
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Paying	4.75	(S)	06/19/29	NZD	9,300	(2)	243
6M Australian Bank Bill Short Term Rate (S)	Paying	4.00	(S)	09/18/29	AUD	26,300	(51)	(94)
6M EURIBOR (S)	Receiving	(0.40)	(A)	12/30/24	EUR	300	—	3
6M EURIBOR (S)	Receiving	(0.36)	(A)	06/30/25	EUR	500	—	13
6M EURIBOR (S)	Receiving	(0.33)	(A)	12/30/25	EUR	300	(1)	11
6M EURIBOR (S)	Receiving	2.59	(A)	08/19/34	EUR	2,400	(16)	(56)
6M EURIBOR (S)	Receiving	0.25	(A)	03/18/50	EUR	5,400	(44)	2,840
6M EURIBOR (S)	Receiving	0.50	(A)	06/17/50	EUR	2,500	(23)	1,401
6M EURIBOR (S)	Receiving	0.83	(A)	12/09/52	EUR	23,200	(19)	1,457
6M EURIBOR (S)	Receiving	2.25	(A)	03/19/55	EUR	16,474	(189)	(98)
6M EURIBOR (S)	Paying	0.65	(A)	04/12/27	EUR	8,200	15	(307)
6M EURIBOR (S)	Paying	0.65	(A)	05/11/27	EUR	8,200	17	(308)
6M EURIBOR (S)	Paying	1.00	(A)	05/13/27	EUR	11,200	23	(315)
6M EURIBOR (S)	Paying	1.00	(A)	05/18/27	EUR	5,400	11	(154)
6M EURIBOR (S)	Paying	3.37	(A)	10/09/28	EUR	3,000	7	146
6M EURIBOR (S)	Paying	3.45	(A)	10/20/28	EUR	2,800	7	146
6M EURIBOR (S)	Paying	2.77	(A)	04/16/29	EUR	2,400	7	64
6M EURIBOR (S)	Paying	2.86	(A)	04/24/29	EUR	3,600	11	111
6M EURIBOR (S)	Paying	2.78	(A)	05/02/29	EUR	2,400	8	65
6M EURIBOR (S)	Paying	2.95	(A)	06/12/29	EUR	1,800	6	63
6M EURIBOR (S)	Paying	2.50	(A)	03/19/30	EUR	74,800	252	852
6M EURIBOR (S)	Paying	2.00	(A)	09/21/32	EUR	25,380	123	(724)
6M EURIBOR (S)	Paying	2.55	(A)	03/09/33	EUR	5,800	31	127
6M EURIBOR (S)	Paying	3.27	(A)	08/21/33	EUR	1,600	10	134
6M EURIBOR (S)	Paying	2.77	(A)	04/29/34	EUR	1,600	10	65
Bank of Canada Overnight Repo Rate (S)	Paying	3.75	(S)	12/20/25	CAD	24,900	—	569
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	(0.02)	(S)	09/20/28	JPY	12,430,000	172	2,159
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.00	(S)	03/15/29	JPY	6,580,000	99	1,403
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.70	(A)	09/18/29	JPY	3,190,000	54	(142)
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.40	(A)	06/15/32	JPY	569,400	12	99
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	1.00	(A)	09/18/34	JPY	1,640,000	38	(225)
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.50	(A)	03/15/42	JPY	276,000	6	162
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.71	(A)	04/27/42	JPY	130,000	3	84
Bank of Japan Overnight Call Rate TONAR (A)	Paying	0.18	(A)	04/27/27	JPY	520,000	(5)	(26)
BRAZIBOR (A)	Paying	11.16	(A)	01/02/25	BRL	300	—	(2)
BRAZIBOR (A)	Paying	11.35	(A)	01/02/25	BRL	400	—	(2)
BRAZIBOR (A)	Paying	11.14	(A)	01/02/25	BRL	500	—	(3)
BRAZIBOR (A)	Paying	12.15	(A)	01/02/25	BRL	900	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	12.14	(A)	01/02/25	BRL	900	—	—
BRAZIBOR (A)	Paying	12.00	(A)	01/02/25	BRL	1,100	—	(1)
BRAZIBOR (A)	Paying	12.16	(A)	01/02/25	BRL	1,800	—	—
BRAZIBOR (A)	Paying	12.08	(A)	01/02/25	BRL	1,800	—	(1)
BRAZIBOR (A)	Paying	9.87	(A)	01/02/26	BRL	6,100	(1)	(44)
BRAZIBOR (A)	Paying	9.91	(A)	01/02/26	BRL	9,500	(2)	(67)
BRAZIBOR (A)	Paying	9.84	(A)	01/02/26	BRL	12,100	(2)	(89)
BRAZIBOR (A)	Paying	10.07	(A)	01/02/26	BRL	18,900	(4)	(123)
BRAZIBOR (A)	Paying	10.05	(A)	01/02/26	BRL	19,000	(4)	(124)
BRAZIBOR (A)	Paying	10.02	(A)	01/02/26	BRL	19,200	(4)	(128)
BRAZIBOR (A)	Paying	11.70	(A)	01/04/27	BRL	100	—	—
BRAZIBOR (A)	Paying	11.25	(A)	01/04/27	BRL	300	—	(2)
BRAZIBOR (A)	Paying	11.26	(A)	01/04/27	BRL	300	—	(2)
BRAZIBOR (A)	Paying	11.72	(A)	01/04/27	BRL	600	—	(2)
BRAZIBOR (A)	Paying	11.22	(A)	01/04/27	BRL	600	—	(4)
BRAZIBOR (A)	Paying	11.87	(A)	01/04/27	BRL	1,600	(1)	(3)
BRAZIBOR (A)	Paying	10.21	(A)	01/04/27	BRL	3,880	(1)	(26)
BRAZIBOR (A)	Paying	10.00	(A)	01/04/27	BRL	4,300	(1)	(40)
BRAZIBOR (A)	Paying	10.10	(A)	01/04/27	BRL	7,300	(2)	(65)
BRAZIBOR (A)	Paying	10.07	(A)	01/04/27	BRL	7,530	(1)	(54)
BRAZIBOR (A)	Paying	10.18	(A)	01/04/27	BRL	11,500	(2)	(77)
BRAZIBOR (A)	Paying	10.17	(A)	01/04/27	BRL	11,540	(2)	(78)
BRAZIBOR (A)	Paying	10.00	(A)	01/04/27	BRL	15,600	(5)	(146)
BRAZIBOR (A)	Paying	9.96	(A)	01/04/27	BRL	17,500	(6)	(167)
BRAZIBOR (A)	Paying	10.17	(A)	01/04/27	BRL	19,260	(3)	(130)
BRAZIBOR (A)	Paying	10.33	(A)	01/04/27	BRL	20,480	(3)	(125)
BRAZIBOR (A)	Paying	10.10	(A)	01/04/27	BRL	22,760	(4)	(161)
BRAZIBOR (A)	Paying	10.18	(A)	01/04/27	BRL	23,090	(4)	(155)
BRAZIBOR (A)	Paying	10.26	(A)	01/04/27	BRL	26,920	(4)	(173)
BRAZIBOR (A)	Paying	10.20	(A)	01/04/27	BRL	26,950	(4)	(179)
BRAZIBOR (A)	Paying	10.05	(A)	01/04/27	BRL	29,400	(10)	(268)
Sterling Overnight Index Average Rate (A)	Receiving	4.00	(A)	09/18/29	GBP	4,500	1	(26)
Sterling Overnight Index Average Rate (A)	Receiving	3.70	(A)	03/28/34	GBP	1,000	(1)	(8)
Sterling Overnight Index Average Rate (A)	Receiving	3.75	(A)	09/18/54	GBP	1,700	(10)	51
U.K. Retail Price Index (A)	Paying	4.06	(A)	09/15/31	GBP	1,100	(3)	(166)
U.K. Retail Price Index (A)	Paying	4.00	(A)	09/15/31	GBP	1,300	(3)	(201)
U.K. Retail Price Index (A)	Paying	4.07	(A)	09/15/31	GBP	2,200	(5)	(293)
U.K. Retail Price Index (A)	Paying	4.40	(A)	10/15/31	GBP	1,400	(3)	(138)
U.K. Retail Price Index (A)	Paying	4.02	(A)	10/15/31	GBP	1,600	(4)	(234)
U.K. Retail Price Index (A)	Paying	4.14	(A)	10/15/31	GBP	3,100	(7)	(399)
U.K. Retail Price Index (A)	Paying	4.25	(A)	11/15/31	GBP	3,100	(6)	(305)
U.S. SOFR (Q)	Receiving	2.50	(S)	12/18/24		2,400	—	225
U.S. SOFR (Q)	Receiving	2.50	(S)	12/20/24		1,600	—	150
U.S. SOFR (Q)	Receiving	2.50	(S)	12/20/24		11,000	(1)	432
U.S. SOFR (A)	Receiving	2.45	(A)	12/25/24		56,400	16	313
U.S. SOFR (A)	Receiving	2.35	(A)	01/23/25		28,300	8	200
U.S. SOFR (Q)	Receiving	1.30	(S)	03/16/25		7,600	—	420
U.S. SOFR (Q)	Receiving	1.30	(S)	03/18/25		7,600	—	421
U.S. SOFR (A)	Receiving	1.60	(A)	01/16/26		22,200	25	302
U.S. SOFR (A)	Receiving	2.30	(A)	01/17/26		15,900	19	277
U.S. SOFR (Q)	Receiving	0.93	(S)	05/06/26		3,500	4	156
U.S. SOFR (Q)	Receiving	0.50	(S)	06/16/26		35,800	44	1,624
U.S. SOFR (Q)	Receiving	3.00	(S)	06/19/26		59,100	45	9,037
U.S. SOFR (A)	Receiving	3.50	(A)	06/21/26		4,040	6	(13)
U.S. SOFR (Q)	Receiving	1.01	(S)	06/24/26		5,700	6	263
U.S. SOFR (Q)	Receiving	1.25	(S)	12/15/26		1,200	1	87
U.S. SOFR (Q)	Receiving	1.74	(S)	12/16/26		2,700	3	224
U.S. SOFR (Q)	Receiving	1.35	(S)	01/20/27		11,500	13	584
U.S. SOFR (Q)	Receiving	1.45	(S)	02/17/27		8,300	9	414
U.S. SOFR (Q)	Receiving	1.42	(S)	02/24/27		6,200	7	315
U.S. SOFR (A)	Receiving	1.00	(A)	06/15/27		8,220	14	218
U.S. SOFR (A)	Receiving	2.00	(A)	12/21/27		2,100	4	(65)
U.S. SOFR (Q)	Receiving	1.24	(S)	05/12/28		1,800	2	141
U.S. SOFR (Q)	Receiving	2.25	(S)	06/20/28		2,000	2	247
U.S. SOFR (A)	Receiving	3.25	(A)	06/21/28		2,620	6	(37)
U.S. SOFR (A)	Receiving	3.51	(A)	11/30/28		1,070	2	(10)
U.S. SOFR (A)	Receiving	3.51	(A)	11/30/28		1,500	3	(15)
U.S. SOFR (A)	Receiving	3.75	(A)	12/20/28		18,400	39	(580)
U.S. SOFR (Q)	Receiving	1.50	(S)	01/12/29		1,980	3	159
U.S. SOFR (A)	Receiving	3.30	(A)	02/28/29		4,340	11	(14)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Receiving	3.50	(A)	02/28/29	16,180	40	(53)
U.S. SOFR (A)	Receiving	3.20	(A)	03/02/29	10,300	25	4
U.S. SOFR (A)	Receiving	3.10	(A)	03/05/29	6,800	17	38
U.S. SOFR (A)	Receiving	4.25	(A)	03/20/29	3,680	9	(32)
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/29	5,570	14	(36)
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/29	53,380	117	(740)
U.S. SOFR (Q)	Receiving	2.00	(S)	12/10/29	1,800	2	320
U.S. SOFR (A)	Receiving	3.75	(A)	12/18/29	460	1	(1)
U.S. SOFR (Q)	Receiving	1.50	(S)	12/18/29	3,600	5	566
U.S. SOFR (A)	Receiving	3.75	(A)	12/18/29	95,990	226	(1,078)
U.S. SOFR (A)	Receiving	2.00	(A)	12/21/29	6,470	15	(154)
U.S. SOFR (Q)	Receiving	1.75	(S)	01/15/30	5,900	7	997
U.S. SOFR (Q)	Receiving	2.00	(S)	02/12/30	3,500	3	633
U.S. SOFR (Q)	Receiving	2.00	(S)	03/10/30	1,700	2	310
U.S. SOFR (Q)	Receiving	1.43	(S)	03/17/30	3,800	5	548
U.S. SOFR (Q)	Receiving	1.25	(S)	06/17/30	69,000	104	10,688
U.S. SOFR (A)	Receiving	3.00	(A)	06/21/30	65,870	169	178
U.S. SOFR (Q)	Receiving	0.71	(S)	07/28/30	1,700	3	228
U.S. SOFR (A)	Receiving	3.55	(A)	10/31/30	200	1	(3)
U.S. SOFR (A)	Receiving	3.68	(A)	10/31/30	200	1	(5)
U.S. SOFR (A)	Receiving	3.73	(A)	10/31/30	200	1	(5)
U.S. SOFR (A)	Receiving	3.72	(A)	10/31/30	300	1	(8)
U.S. SOFR (A)	Receiving	3.73	(A)	10/31/30	300	1	(8)
U.S. SOFR (A)	Receiving	3.66	(A)	10/31/30	300	1	(7)
U.S. SOFR (A)	Receiving	3.74	(A)	10/31/30	300	1	(8)
U.S. SOFR (A)	Receiving	3.74	(A)	10/31/30	300	1	(8)
U.S. SOFR (A)	Receiving	3.75	(A)	10/31/30	300	1	(8)
U.S. SOFR (A)	Receiving	3.72	(A)	10/31/30	300	1	(8)
U.S. SOFR (A)	Receiving	3.61	(A)	10/31/30	400	1	(8)
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	400	1	(8)
U.S. SOFR (A)	Receiving	3.55	(A)	10/31/30	400	1	(6)
U.S. SOFR (A)	Receiving	3.69	(A)	10/31/30	400	1	(10)
U.S. SOFR (A)	Receiving	3.62	(A)	10/31/30	500	1	(10)
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	500	1	(10)
U.S. SOFR (A)	Receiving	3.69	(A)	10/31/30	500	1	(12)
U.S. SOFR (A)	Receiving	3.55	(A)	10/31/30	500	1	(8)
U.S. SOFR (A)	Receiving	3.57	(A)	10/31/30	500	1	(9)
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	700	2	(13)
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	700	2	(13)
U.S. SOFR (A)	Receiving	3.69	(A)	10/31/30	700	2	(17)
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	700	2	(13)
U.S. SOFR (A)	Receiving	3.58	(A)	10/31/30	900	2	(16)
U.S. SOFR (A)	Receiving	3.50	(A)	12/20/30	1,630	4	(63)
U.S. SOFR (A)	Receiving	3.50	(A)	12/20/30	51,190	136	(1,633)
U.S. SOFR (A)	Receiving	4.25	(A)	03/20/31	6,120	17	(69)
U.S. SOFR (A)	Receiving	3.33	(A)	04/30/31	990	3	(4)
U.S. SOFR (A)	Receiving	3.43	(A)	04/30/31	1,750	4	(18)
U.S. SOFR (Q)	Receiving	0.75	(S)	06/16/31	33,500	51	3,652
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/31	8,380	22	(160)
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/31	16,930	42	(370)
U.S. SOFR (A)	Receiving	3.30	(A)	06/30/31	3,140	8	(16)
U.S. SOFR (A)	Receiving	3.35	(A)	06/30/31	7,900	21	(36)
U.S. SOFR (A)	Receiving	3.30	(A)	07/02/31	21,700	58	97
U.S. SOFR (A)	Receiving	3.10	(A)	07/05/31	4,300	11	30
U.S. SOFR (Q)	Receiving	1.45	(S)	07/16/31	33,100	40	4,153
U.S. SOFR (A)	Receiving	2.00	(A)	12/21/32	5,540	13	(28)
U.S. SOFR (A)	Receiving	3.50	(A)	05/22/33	107,380	282	(2,712)
U.S. SOFR (A)	Receiving	3.70	(A)	06/06/33	63,690	169	(1,441)
U.S. SOFR (A)	Receiving	3.00	(A)	06/21/33	2,820	7	(11)
U.S. SOFR (A)	Receiving	3.00	(A)	06/21/33	9,880	24	94
U.S. SOFR (A)	Receiving	4.25	(A)	11/22/33	2,400	6	(180)
U.S. SOFR (A)	Receiving	4.03	(A)	12/15/33	2,400	6	(138)
U.S. SOFR (A)	Receiving	3.84	(A)	12/26/33	1,300	3	(56)
U.S. SOFR (A)	Receiving	3.85	(A)	12/29/33	1,200	3	(53)
U.S. SOFR (A)	Receiving	3.81	(A)	01/02/34	1,200	3	(48)
U.S. SOFR (A)	Receiving	3.75	(A)	01/02/34	1,200	3	(43)
U.S. SOFR (A)	Receiving	3.68	(A)	01/03/34	1,200	3	(36)
U.S. SOFR (A)	Receiving	3.65	(A)	01/08/34	2,300	6	(63)
U.S. SOFR (A)	Receiving	3.59	(A)	01/09/34	2,400	6	(56)
U.S. SOFR (A)	Receiving	3.60	(A)	01/17/34	1,200	3	(28)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Receiving	3.99	(A)	07/02/34	3,300	8	(187)
U.S. SOFR (A)	Receiving	3.85	(A)	08/05/34	4,000	9	(180)
U.S. SOFR (A)	Receiving	3.80	(A)	08/06/34	3,800	9	(153)
U.S. SOFR (A)	Receiving	3.65	(A)	08/07/34	3,800	9	(106)
U.S. SOFR (A)	Receiving	3.68	(A)	08/13/34	3,800	9	(116)
U.S. SOFR (A)	Receiving	3.53	(A)	08/20/34	3,800	9	(70)
U.S. SOFR (A)	Receiving	3.56	(A)	08/21/34	4,300	10	(88)
U.S. SOFR (A)	Receiving	3.61	(A)	08/22/34	3,800	9	(96)
U.S. SOFR (A)	Receiving	3.51	(A)	09/04/34	2,200	5	(37)
U.S. SOFR (A)	Receiving	3.47	(A)	09/04/34	2,600	6	(34)
U.S. SOFR (A)	Receiving	3.53	(A)	09/04/34	2,700	6	(48)
U.S. SOFR (A)	Receiving	3.41	(A)	09/05/34	2,400	5	(19)
U.S. SOFR (A)	Receiving	3.24	(A)	09/16/34	1,200	3	8
U.S. SOFR (A)	Receiving	3.28	(A)	09/16/34	4,800	11	16
U.S. SOFR (A)	Receiving	3.25	(A)	09/18/34	3,700	8	21
U.S. SOFR (A)	Receiving	3.23	(A)	09/18/34	3,700	8	27
U.S. SOFR (A)	Receiving	3.53	(A)	11/15/49	270	1	(8)
U.S. SOFR (A)	Receiving	3.37	(A)	11/15/49	410	1	(1)
U.S. SOFR (A)	Receiving	3.46	(A)	11/15/49	680	2	(12)
U.S. SOFR (Q)	Receiving	2.00	(S)	01/15/50	500	(1)	224
U.S. SOFR (Q)	Receiving	1.63	(S)	01/16/50	900	(1)	375
U.S. SOFR (Q)	Receiving	1.75	(S)	01/22/50	2,300	(4)	984
U.S. SOFR (Q)	Receiving	1.63	(S)	02/03/50	11,500	(19)	4,800
U.S. SOFR (Q)	Receiving	1.88	(S)	02/07/50	4,300	(9)	1,887
U.S. SOFR (Q)	Receiving	1.25	(S)	06/16/51	4,800	(1)	1,115
U.S. SOFR (Q)	Receiving	1.04	(S)	06/28/52	600	—	275
U.S. SOFR (A)	Receiving	2.75	(A)	06/21/53	24,300	77	272
U.S. SOFR (A)	Receiving	3.30	(A)	11/15/53	1,010	4	5
U.S. SOFR (A)	Receiving	3.40	(A)	11/15/53	3,900	14	(20)
U.S. SOFR (A)	Receiving	3.30	(A)	12/02/53	5,300	19	92
U.S. SOFR (A)	Receiving	3.20	(A)	12/05/53	1,300	4	34
U.S. SOFR (A)	Paying	2.92	(A)	10/17/24	9,400	1	(9)
U.S. SOFR (A)	Paying	3.02	(A)	10/28/24	3,800	—	(6)
U.S. SOFR (A)	Paying	2.97	(A)	10/31/24	3,700	—	(6)
U.S. SOFR (A)	Paying	3.14	(A)	10/31/24	3,700	(1)	(6)
U.S. SOFR (A)	Paying	3.19	(A)	10/31/24	3,700	(1)	(6)
U.S. SOFR (A)	Paying	3.23	(A)	10/31/24	3,700	(1)	(6)
U.S. SOFR (A)	Paying	2.84	(A)	11/05/24	3,700	(1)	(8)
U.S. SOFR (A)	Paying	3.09	(A)	11/12/24	3,700	(1)	(8)
U.S. SOFR (A)	Paying	2.91	(A)	11/18/24	3,700	—	(10)
U.S. SOFR (A)	Paying	3.75	(A)	11/25/24	7,200	—	(13)
U.S. SOFR (A)	Paying	3.65	(A)	11/26/24	7,200	—	(14)
U.S. SOFR (A)	Paying	3.65	(A)	12/09/24	7,300	(1)	(17)
U.S. SOFR (A)	Paying	3.75	(A)	12/13/24	7,300	—	(16)
U.S. SOFR (A)	Paying	2.69	(A)	04/04/25	2,000	(1)	(17)
U.S. SOFR (A)	Paying	2.70	(A)	04/04/25	12,000	(3)	(101)
U.S. SOFR (A)	Paying	2.72	(A)	04/10/25	4,000	(1)	(34)
U.S. SOFR (A)	Paying	2.79	(A)	04/10/25	3,200	(1)	(26)
U.S. SOFR (A)	Paying	4.50	(A)	05/22/25	236,990	(127)	1,086
U.S. SOFR (A)	Paying	4.90	(A)	06/06/25	139,040	(85)	461
U.S. SOFR (Q)	Paying	1.38	(S)	01/04/27	34,000	(42)	(1,676)
U.S. SOFR (Q)	Paying	1.43	(S)	01/18/27	3,400	(4)	(167)
U.S. SOFR (Q)	Paying	1.44	(S)	01/18/27	3,600	(5)	(175)
U.S. SOFR (Q)	Paying	1.55	(S)	01/20/27	50,900	(56)	(2,180)
U.S. SOFR (Q)	Paying	1.58	(S)	02/16/27	3,500	(4)	(164)
U.S. SOFR (Q)	Paying	1.70	(S)	02/17/27	33,200	(35)	(1,339)
U.S. SOFR (Q)	Paying	1.65	(S)	02/24/27	20,600	(22)	(863)
U.S. SOFR (A)	Paying	1.57	(A)	02/28/27	2,200	(4)	(92)
U.S. SOFR (A)	Paying	1.79	(A)	05/03/27	2,700	(5)	(105)
U.S. SOFR (A)	Paying	2.85	(A)	08/30/27	3,300	(6)	(44)
U.S. SOFR (A)	Paying	3.05	(A)	09/07/27	1,600	(3)	(12)
U.S. SOFR (A)	Paying	2.96	(A)	10/04/27	2,460	(4)	(25)
U.S. SOFR (Q)	Paying	0.50	(S)	06/16/28	19,903	(34)	(992)
U.S. SOFR (A)	Paying	3.25	(A)	06/21/28	13,500	(27)	165
U.S. SOFR (Q)	Paying	1.50	(S)	12/15/28	10,460	(14)	(1,064)
U.S. SOFR (Q)	Paying	1.70	(S)	01/12/29	7,200	(9)	(492)
U.S. SOFR (Q)	Paying	1.52	(S)	01/20/29	1,000	(1)	(80)
U.S. SOFR (Q)	Paying	1.63	(S)	01/26/29	1,700	(2)	(129)
U.S. SOFR (A)	Paying	3.94	(A)	02/22/29	6,800	(15)	187
U.S. SOFR (A)	Paying	3.97	(A)	02/27/29	2,300	(5)	66

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Paying	1.00	(A)	06/15/29	127,110	(241)	(7,229)
U.S. SOFR (A)	Paying	1.75	(A)	06/15/29	1,230	(3)	54
U.S. SOFR (A)	Paying	3.05	(A)	09/08/29	1,600	(3)	(15)
U.S. SOFR (A)	Paying	3.10	(A)	09/09/29	1,600	(3)	(11)
U.S. SOFR (A)	Paying	3.47	(A)	02/22/30	4,500	(11)	48
U.S. SOFR (A)	Paying	3.34	(A)	02/23/30	3,800	(9)	16
U.S. SOFR (A)	Paying	3.53	(A)	03/02/30	1,600	(4)	21
U.S. SOFR (A)	Paying	3.50	(A)	06/22/30	12,600	(33)	161
U.S. SOFR (Q)	Paying	1.00	(S)	12/16/30	14,824	(24)	(2,364)
U.S. SOFR (Q)	Paying	0.75	(S)	06/16/31	59,600	(101)	(4,821)
U.S. SOFR (Q)	Paying	1.50	(S)	10/05/31	2,100	(2)	(265)
U.S. SOFR (Q)	Paying	1.54	(S)	10/15/31	2,000	(2)	(249)
U.S. SOFR (Q)	Paying	1.54	(S)	10/22/31	1,400	(1)	(175)
U.S. SOFR (Q)	Paying	1.74	(S)	01/12/32	1,300	(1)	(150)
U.S. SOFR (Q)	Paying	1.66	(S)	01/24/32	1,700	(2)	(206)
U.S. SOFR (Q)	Paying	2.00	(S)	02/18/32	3,100	(2)	(308)
U.S. SOFR (A)	Paying	3.05	(A)	09/06/32	2,500	(6)	(40)
U.S. SOFR (A)	Paying	3.40	(A)	02/23/33	2,810	(7)	23
U.S. SOFR (A)	Paying	3.45	(A)	03/07/33	4,500	(12)	53
U.S. SOFR (A)	Paying	3.50	(A)	06/21/33	8,400	(22)	132
U.S. SOFR (A)	Paying	3.75	(A)	07/12/33	4,200	(11)	146
U.S. SOFR (A)	Paying	3.73	(A)	08/03/33	1,400	(4)	47
U.S. SOFR (A)	Paying	3.76	(A)	08/23/33	4,600	(12)	165
U.S. SOFR (A)	Paying	3.80	(A)	08/30/33	2,300	(6)	90
U.S. SOFR (A)	Paying	3.90	(A)	08/30/33	2,200	(6)	103
U.S. SOFR (A)	Paying	4.03	(A)	10/04/33	4,700	(12)	268
U.S. SOFR (A)	Paying	4.18	(A)	10/10/33	2,300	(6)	157
U.S. SOFR (A)	Paying	4.15	(A)	10/12/33	2,300	(6)	153
U.S. SOFR (A)	Paying	4.22	(A)	10/20/33	2,300	(6)	166
U.S. SOFR (A)	Paying	4.45	(A)	10/31/33	1,400	(4)	126
U.S. SOFR (A)	Paying	4.45	(A)	11/01/33	3,500	(9)	316
U.S. SOFR (A)	Paying	3.50	(A)	12/20/33	900	(2)	39
U.S. SOFR (A)	Paying	3.50	(A)	12/20/33	8,320	(21)	451
U.S. SOFR (A)	Paying	3.74	(A)	01/23/34	1,200	(3)	41
U.S. SOFR (A)	Paying	3.74	(A)	01/23/34	700	(2)	24
U.S. SOFR (A)	Paying	3.67	(A)	01/24/34	2,300	(6)	66
U.S. SOFR (A)	Paying	3.69	(A)	01/24/34	2,300	(6)	70
U.S. SOFR (A)	Paying	3.62	(A)	01/31/34	1,200	(3)	30
U.S. SOFR (A)	Paying	3.73	(A)	02/07/34	1,100	(3)	37
U.S. SOFR (A)	Paying	3.86	(A)	02/21/34	4,600	(11)	205
U.S. SOFR (A)	Paying	3.70	(A)	03/05/34	1,200	(3)	38
U.S. SOFR (A)	Paying	3.90	(A)	04/10/34	2,300	(6)	111
U.S. SOFR (A)	Paying	3.95	(A)	04/16/34	2,500	(6)	131
U.S. SOFR (A)	Paying	4.08	(A)	04/17/34	2,300	(6)	145
U.S. SOFR (A)	Paying	4.09	(A)	04/22/34	2,300	(6)	146
U.S. SOFR (A)	Paying	4.13	(A)	05/03/34	2,200	(5)	148
U.S. SOFR (A)	Paying	3.75	(A)	06/20/34	5,530	(14)	362
U.S. SOFR (A)	Paying	3.75	(A)	06/20/34	11,230	(27)	699
U.S. SOFR (A)	Paying	3.75	(A)	12/18/34	460	(1)	11
U.S. SOFR (Q)	Paying	1.59	(S)	02/09/51	12,800	20	(4,476)
U.S. SOFR (Q)	Paying	1.82	(S)	01/24/52	300	1	(94)
U.S. SOFR (Q)	Paying	1.87	(S)	01/26/52	300	1	(92)
U.S. SOFR (A)	Paying	3.08	(A)	02/23/53	1,200	(4)	(55)
U.S. SOFR (A)	Paying	3.37	(A)	07/12/53	2,900	(10)	25
U.S. SOFR (A)	Paying	3.83	(A)	10/12/53	700	(3)	66
U.S. SOFR (A)	Paying	3.88	(A)	10/16/53	700	(3)	73
U.S. SOFR (A)	Paying	3.87	(A)	10/17/53	800	(3)	81
						1,489	19,863

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/PIMCO Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
AT&T Inc. (Q)	0.49	1.00	12/20/25	(500)	4	—	(2)
AT&T Inc. (Q)	0.68	1.00	06/20/28	(3,700)	68	(1)	106
CDX.EM.32.V4 (Q)	0.28	1.00	12/20/24	(1,275)	2	—	24
CDX.EM.34.V3 (Q)	1.99	1.00	12/20/25	(2,944)	(8)	—	125
CDX.EM.36.V3 (Q)	1.27	1.00	12/20/26	(12,236)	13	2	559
CDX.EM.38 (Q)	1.47	1.00	12/20/27	(1,600)	(9)	—	127
CDX.EM.39 (Q)	1.54	1.00	06/20/28	(900)	(8)	—	53
CDX.EM.40 (Q)	1.68	1.00	12/20/28	(5,000)	(76)	2	164
CDX.EM.41 (Q)	1.52	1.00	06/20/29	(1,500)	(33)	—	24
CDX.EM.42 (Q)	1.63	1.00	12/20/29	(1,400)	(40)	—	1
CDX.NA.HY.34.V13 (Q)	1.47	5.00	06/20/25	(352)	11	(3)	(16)
CDX.NA.HY.35.V5 (Q)	1.65	5.00	12/20/25	(192)	9	(1)	(8)
CDX.NA.HY.36.V5 (Q)	1.97	5.00	06/20/26	(9,024)	557	(71)	(286)
CDX.NA.HY.37.V5 (Q)	2.19	5.00	12/20/26	(2,688)	196	(22)	48
CDX.NA.HY.39.V4 (Q)	3.00	5.00	12/20/27	(485)	36	(4)	41
CDX.NA.HY.40.V3 (Q)	3.22	5.00	06/20/28	(294)	22	(2)	16
CDX.NA.HY.41.V2 (Q)	3.41	5.00	12/20/28	(2,970)	229	(1)	135
CDX.NA.HY.42 (Q)	3.05	5.00	06/20/29	(11,400)	884	(5)	183
CDX.NA.HY.43 (Q)	0.00	5.00	12/20/29	(23,300)	1,684	(20)	(28)
CDX.NA.IG.41 (Q)	0.53	1.00	12/20/28	(100)	2	—	1
CDX.NA.IG.42 (Q)	0.48	1.00	06/20/29	(12,100)	274	(1)	20
CDX.NA.IG.43 (Q)	0.53	1.00	12/20/29	(20,000)	447	(3)	(5)
EADS Finance (Q)	0.25	1.00	06/20/26	(6,500)	98	(2)	(69)
EADS Finance (Q)	0.37	1.00	06/20/28	(100)	3	—	1
Ford Motor Credit Company LLC (Q)	0.49	5.00	06/20/25	(600)	20	—	(11)
Ford Motor Credit Company LLC (Q)	0.58	5.00	12/20/25	(900)	50	—	17
General Electric Company (Q)	0.22	1.00	06/20/26	(4,500)	68	(1)	15
Rolls-Royce Group PLC (Q)	0.38	1.00	12/20/25	(4,400)	47	—	491
Rolls-Royce Group PLC (Q)	0.52	1.00	12/20/26	(1,300)	22	—	78
Rolls-Royce Group PLC (Q)	0.62	1.00	06/20/27	(1,500)	29	(1)	176
Verizon Communications Inc. (Q)	0.35	1.00	12/20/24	(2,400)	4	—	(2)
Verizon Communications Inc. (Q)	0.60	1.00	06/20/28	(3,900)	76	(2)	82
Verizon Communications Inc. (Q)	0.64	1.00	12/20/28	(900)	19	—	21
					4,700	(136)	2,081

JNL/PIMCO Income Fund — Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro Bund Future, Nov. 2024	(14)	EUR	133.00	10/25/24	1	4
Euro Bund Future, Nov. 2024	(14)	EUR	136.00	10/25/24	(2)	2
					(1)	6

JNL/PIMCO Income Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]	Value ($)
Exchange Traded Future Options
United States 10 Year Note Future, Dec. 2024	GSC	Call		117.00	10/25/24	22	2,574	(1)
United States 10 Year Note Future, Dec. 2024	GSC	Put		112.00	10/25/24	22	2,464	(1)
								(2)
Foreign Currency Options
USD/MXN Spot Rate	DUB	Call	MXN	18.15	02/06/25	2,000,000	2,000	(195)
USD/MXN Spot Rate	DUB	Call	MXN	18.10	02/11/25	943,000	943	(94)
USD/MXN Spot Rate	DUB	Call	MXN	18.15	02/13/25	2,358,000	2,358	(232)
USD/TRY Spot Rate	BOA	Call	TRY	40.00	11/11/24	1,000,000	1,000	(3)
USD/TRY Spot Rate	BOA	Call	TRY	51.50	05/07/25	6,700,000	6,700	(131)
USD/TRY Spot Rate	BOA	Put	TRY	35.55	11/11/24	1,000,000	1,000	(12)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/PIMCO Income Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
USD/TRY Spot Rate	BOA	Put	TRY	40.50	05/07/25	6,700,000		6,700	(189)
									(856)
Interest Rate Swaptions
6M EURIBOR, 10/18/34	JPM	Call		2.26	10/16/24	1,500,000	EUR	1,500	(3)
6M EURIBOR, 10/18/34	JPM	Put		2.49	10/16/24	1,500,000	EUR	1,500	(1)
U.S. SOFR, 10/17/34	BOA	Call		3.00	10/15/24	3,100,000		3,100	(1)
U.S. SOFR, 10/11/34	GSC	Call		3.05	10/09/24	3,800,000		3,800	—
U.S. SOFR, 10/15/34	GSC	Call		2.98	10/10/24	3,800,000		3,800	—
U.S. SOFR, 10/17/34	JPM	Call		3.00	10/15/24	2,100,000		2,100	(1)
U.S. SOFR, 10/17/34	JPM	Call		3.00	10/15/24	2,100,000		2,100	(1)
U.S. SOFR, 10/17/34	JPM	Call		2.99	10/15/24	2,500,000		2,500	(1)
U.S. SOFR, 10/17/34	BOA	Put		3.40	10/15/24	3,100,000		3,100	(12)
U.S. SOFR, 10/11/34	GSC	Put		3.45	10/09/24	3,800,000		3,800	(5)
U.S. SOFR, 10/15/34	GSC	Put		3.38	10/10/24	3,800,000		3,800	(12)
U.S. SOFR, 10/17/34	JPM	Put		3.39	10/15/24	2,500,000		2,500	(10)
U.S. SOFR, 10/17/34	JPM	Put		3.40	10/15/24	2,100,000		2,100	(7)
U.S. SOFR, 10/17/34	JPM	Put		3.40	10/15/24	2,100,000		2,100	(8)
									(62)

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BCL	10/02/24	AUD	2,205	1,524	7
BRL/USD	GSC	10/02/24	BRL	56,539	10,379	193
BRL/USD	CIT	11/04/24	BRL	154,658	28,276	732
CHF/USD	BCL	10/02/24	CHF	612	723	(2)
CNY/USD	CIT	10/25/24	CNY	208	30	—
CNY/USD	JPM	10/25/24	CNY	63	9	—
EUR/USD	BCL	10/02/24	EUR	66,259	73,756	(214)
EUR/USD	BOA	10/02/24	EUR	712	793	(4)
EUR/USD	JPM	10/02/24	EUR	1,034	1,151	5
GBP/USD	BCL	10/02/24	GBP	822	1,099	24
IDR/USD	CIT	10/16/24	IDR	1,033,080	68	2
INR/USD	CIT	10/24/24	INR	1,221,533	14,561	30
INR/USD	GSC	10/24/24	INR	82,138	979	2
JPY/USD	BCL	10/02/24	JPY	1,045,289	7,273	64
JPY/USD	BOA	10/02/24	JPY	4,256,018	29,612	173
JPY/USD	BCL	11/05/24	JPY	1,088,911	7,615	(33)
JPY/USD	CIT	11/05/24	JPY	4,192,349	29,318	(252)
MXN/USD	BCL	02/10/25	MXN	14,509	722	(78)
MXN/USD	DUB	02/13/25	MXN	6,822	339	(38)
MXN/USD	DUB	02/18/25	MXN	17,155	853	(90)
PEN/USD	GSC	10/03/24	PEN	388	105	2
TRY/USD	BCL	10/04/24	TRY	40,758	1,189	39
TRY/USD	BCL	10/07/24	TRY	33,732	981	35
TRY/USD	JPM	10/10/24	TRY	20,127	583	26
TRY/USD	BCL	10/15/24	TRY	39,327	1,134	33
TRY/USD	JPM	10/24/24	TRY	41,224	1,176	8
TRY/USD	BCL	10/25/24	TRY	7,367	210	1
TRY/USD	JPM	11/04/24	TRY	14,853	419	13
TRY/USD	JPM	11/06/24	TRY	24,576	692	28
TRY/USD	JPM	11/07/24	TRY	23,201	652	26
TRY/USD	BCL	11/08/24	TRY	2,932	82	8
TRY/USD	BCL	11/12/24	TRY	18,886	528	20
TRY/USD	BOA	11/12/24	TRY	7,138	199	8
TRY/USD	JPM	11/21/24	TRY	23,540	651	23
TRY/USD	JPM	11/25/24	TRY	22,448	618	23
TRY/USD	BCL	11/26/24	TRY	3,745	103	4
TRY/USD	JPM	11/26/24	TRY	10,415	287	10
TRY/USD	BCL	11/27/24	TRY	34,390	945	3
TRY/USD	BCL	11/29/24	TRY	39,471	1,082	(3)
TRY/USD	BCL	12/03/24	TRY	32,487	887	28
TRY/USD	JPM	12/04/24	TRY	44,970	1,227	34
TRY/USD	JPM	12/11/24	TRY	8,727	236	5
TRY/USD	BCL	12/13/24	TRY	1,573	43	1
TRY/USD	JPM	12/17/24	TRY	18,153	488	4
TRY/USD	JPM	12/19/24	TRY	7,418	199	2
TRY/USD	BCL	01/06/25	TRY	52,608	1,386	4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
TRY/USD	BCL	02/03/25	TRY	9,546	245	9
TRY/USD	JPM	02/03/25	TRY	22,392	575	19
TRY/USD	JPM	02/07/25	TRY	8,770	224	11
TRY/USD	JPM	03/12/25	TRY	11,035	274	46
TRY/USD	DUB	03/13/25	TRY	12,490	309	47
TRY/USD	JPM	05/02/25	TRY	53,800	1,273	43
TRY/USD	JPM	05/05/25	TRY	4,674	110	3
TRY/USD	JPM	05/06/25	TRY	61,971	1,461	52
TRY/USD	BOA	05/08/25	TRY	61,764	1,453	59
USD/AUD	BCL	10/02/24	AUD	(2,205)	(1,524)	(24)
USD/AUD	BCL	11/04/24	AUD	(2,205)	(1,525)	(7)
USD/BRL	BCL	10/02/24	BRL	(690)	(127)	(5)
USD/BRL	BOA	10/02/24	BRL	(1,879)	(345)	(10)
USD/BRL	DUB	10/02/24	BRL	(53,431)	(9,807)	(349)
USD/BRL	GSC	10/02/24	BRL	(498)	(91)	(3)
USD/BRL	GSC	12/03/24	BRL	(56,926)	(10,374)	(189)
USD/BRL	GSC	01/03/25	BRL	(83,000)	(15,064)	930
USD/CHF	BOA	10/02/24	CHF	(613)	(724)	1
USD/CHF	BCL	11/04/24	CHF	(609)	(723)	2
USD/CNY	JPM	10/25/24	CNY	(409)	(58)	(1)
USD/CNY	CIT	11/20/24	CNY	(208)	(30)	—
USD/CNY	JPM	11/20/24	CNY	(62)	(9)	—
USD/EUR	BOA	10/02/24	EUR	(3,359)	(3,739)	(14)
USD/EUR	GSC	10/02/24	EUR	(63,586)	(70,781)	22
USD/EUR	JPM	10/02/24	EUR	(1,060)	(1,180)	(4)
USD/EUR	BCL	11/04/24	EUR	(66,259)	(73,865)	206
USD/GBP	BCL	10/02/24	GBP	(27,470)	(36,726)	(486)
USD/GBP	BOA	10/02/24	GBP	(515)	(689)	(9)
USD/GBP	JPM	10/02/24	GBP	(918)	(1,227)	—
USD/GBP	JPM	11/04/24	GBP	(28,081)	(37,542)	30
USD/MXN	BCL	12/18/24	MXN	(569)	(29)	—
USD/MXN	BOA	12/18/24	MXN	(3,507)	(176)	(1)
USD/MXN	DUB	02/10/25	MXN	(14,501)	(722)	78
USD/MXN	GSC	02/11/25	MXN	(123,115)	(6,125)	(78)
USD/MXN	DUB	02/13/25	MXN	(372,343)	(18,519)	(115)
USD/MXN	DUB	02/13/25	MXN	(6,824)	(339)	38
USD/MXN	DUB	02/18/25	MXN	(17,115)	(851)	92
USD/PEN	CIT	10/03/24	PEN	(401)	(108)	(1)
USD/PEN	CIT	10/09/24	PEN	(534)	(144)	(3)
USD/PEN	CIT	10/10/24	PEN	(2,148)	(579)	(14)
USD/PEN	BOA	10/16/24	PEN	(1,055)	(285)	(4)
USD/PEN	BOA	10/23/24	PEN	(1,507)	(406)	(5)
USD/PEN	CIT	10/24/24	PEN	(1,959)	(529)	(6)
USD/PEN	BOA	10/28/24	PEN	(2,150)	(580)	(7)
USD/PEN	BOA	11/27/24	PEN	(2,151)	(580)	(7)
USD/PEN	CIT	11/29/24	PEN	(1,350)	(364)	(3)
USD/PEN	BOA	12/18/24	PEN	(1,992)	(537)	(12)
USD/PEN	CIT	12/18/24	PEN	(17,093)	(4,608)	(77)
USD/PEN	DUB	12/18/24	PEN	(5,015)	(1,352)	(29)
USD/PEN	JPM	12/18/24	PEN	(2,330)	(628)	(14)
USD/PEN	GSC	02/25/25	PEN	(389)	(105)	(2)
USD/TRY	JPM	11/12/24	TRY	(7,138)	(199)	(8)
USD/TRY	JPM	05/08/25	TRY	(61,766)	(1,453)	(59)
USD/TWD	CIT	11/18/24	TWD	(120,465)	(3,822)	(52)
USD/TWD	CIT	11/18/24	TWD	(47,676)	(1,513)	2
USD/TWD	GSC	11/18/24	TWD	(25,565)	(811)	1
USD/TWD	JPM	11/18/24	TWD	(15,258)	(484)	(15)
USD/ZAR	BCL	10/18/24	ZAR	(791)	(46)	(3)
USD/ZAR	CIT	10/18/24	ZAR	(317,667)	(18,360)	(949)
USD/ZAR	JPM	10/18/24	ZAR	(4,404)	(255)	(14)
ZAR/USD	BOA	10/18/24	ZAR	8,175	472	19
ZAR/USD	CIT	10/18/24	ZAR	8,924	515	34
ZAR/USD	DUB	10/18/24	ZAR	12,248	708	33
					(97,858)	104

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/PIMCO Income Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Presidencia da Republica (Q)	CIT	0.63	1.00	06/20/26	(7,200)	48	(245)	293
Presidencia da Republica (Q)	CIT	0.33	1.00	12/20/24	(700)	1	(12)	13
Presidencia da Republica (Q)	GSC	0.33	1.00	12/20/24	(500)	1	(8)	9
Presidencia da Republica (Q)	GSC	0.63	1.00	06/20/26	(10,600)	72	(360)	432
CDX.NA.HY.33.V13 (Q)	CIT	0.05	5.00	12/20/24	(13,555)	172	2,257	(2,085)
CMBX.NA.AAA.10 (M)	GSC	0.00	0.50	11/17/59	(36,300)	(39)	(325)	286
CMBX.NA.AAA.11 (M)	GSC	0.00	0.50	11/18/54	(7,800)	(17)	60	(77)
CMBX.NA.AAA.11 (M)	GSC	0.00	0.50	11/18/54	(7,500)	(16)	(41)	25
CMBX.NA.AAA.13 (M)	GSC	0.00	0.50	12/16/72	(79,500)	(454)	(1,365)	911
CMBX.NA.AAA.6 (M)	GSC	0.00	0.50	05/11/63	(16)	—	—	—
CMBX.NA.AAA.9 (M)	GSC	0.00	0.50	09/17/58	(23,923)	(3)	48	(51)
Departamento Administrativo De La Presidencia De La Republica (Q)	BCL	0.88	1.00	12/20/26	(1,000)	2	(47)	49
Departamento Administrativo De La Presidencia De La Republica (Q)	CIT	1.09	1.00	06/20/27	(200)	—	(7)	7
Departamento Administrativo De La Presidencia De La Republica (Q)	GSC	1.24	1.00	12/20/27	(100)	(1)	(9)	8
Departamento Administrativo De La Presidencia De La Republica (Q)	GSC	1.09	1.00	06/20/27	(300)	—	(11)	11
Departamento Administrativo De La Presidencia De La Republica (Q)	JPM	1.09	1.00	06/20/27	(300)	(1)	(12)	11
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.18	1.00	12/20/24	(1,500)	4	(12)	16
South Africa, Parliament of (Q)	DUB	1.51	1.00	12/20/26	(1,200)	9	(53)	62
Turkiye Cumhuriyeti Basbakanlik (Q)	BOA	0.71	1.00	12/20/24	(700)	1	(78)	79
Turkiye Cumhuriyeti Basbakanlik (Q)	BCL	0.71	1.00	12/20/24	(500)	1	(61)	62
Turkiye Cumhuriyeti Basbakanlik (Q)	BCL	0.71	1.00	12/20/24	(1,810)	3	(224)	227
Turkiye Cumhuriyeti Basbakanlik (Q)	CIT	0.71	1.00	12/20/24	(100)	1	(10)	11
Turkiye Cumhuriyeti Basbakanlik (Q)	DUB	0.71	1.00	12/20/24	(200)	—	(23)	23
Turkiye Cumhuriyeti Basbakanlik (Q)	GSC	0.71	1.00	12/20/24	(1,300)	2	(146)	148
					(196,804)	(214)	(684)	470

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Income Fund
Assets - Securities
Government And Agency Obligations	—	1,446,208	—	1,446,208
Non-U.S. Government Agency Asset-Backed Securities	—	630,554	—	630,554
Corporate Bonds And Notes	—	205,566	—	205,566
Senior Floating Rate Instruments	—	26,648	23,808	50,456
Common Stocks	1,286	127	15,652	17,065
Warrants	—	—	2	2
Short Term Investments	11,080	15,102	—	26,182
	12,366	2,324,205	39,462	2,376,033
Liabilities - Securities
Government And Agency Obligations	—	(7,770)	—	(7,770)
	—	(7,770)	—	(7,770)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,031	—	—	1,031
Centrally Cleared Interest Rate Swap Agreements	—	68,548	—	68,548
Centrally Cleared Credit Default Swap Agreements	—	2,508	—	2,508
Exchange Traded Futures Options	6	—	—	6
Open Forward Foreign Currency Contracts	—	3,397	—	3,397
OTC Credit Default Swap Agreements	—	2,683	—	2,683
	1,037	77,136	—	78,173

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Income Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,070)	—	—	(2,070)
Centrally Cleared Interest Rate Swap Agreements	—	(48,685)	—	(48,685)
Centrally Cleared Credit Default Swap Agreements	—	(427)	—	(427)
OTC Written Options	—	(920)	—	(920)
Open Forward Foreign Currency Contracts	—	(3,293)	—	(3,293)
OTC Credit Default Swap Agreements	—	(2,213)	—	(2,213)
	(2,070)	(55,538)	—	(57,608)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/PIMCO Investment Grade Credit Bond Fund
CORPORATE BONDS AND NOTES 83.7%
Financials 32.1%
AerCap Ireland Capital Designated Activity Company
4.45%, 04/03/26	600	599
2.45%, 10/29/26	900	865
4.63%, 09/10/29	200	200
3.30%, 01/30/32	3,700	3,339
AIA Group Limited
3.60%, 04/09/29 (a)	1,200	1,164
Ally Financial Inc.
5.80%, 05/01/25	1,500	1,510
4.75%, 06/09/27	300	300
6.99%, 06/13/29	500	530
6.85%, 01/03/30	800	844
Antares Holdings LP
3.95%, 07/15/26 (a)	300	292
3.75%, 07/15/27 (a)	1,250	1,187
7.95%, 08/11/28 (a) (b)	600	638
AON North America, Inc.
5.15%, 03/01/29 (b)	900	928
Apollo Debt Solutions BDC
6.70%, 07/29/31 (a)	600	617
Arch Capital Group Ltd.
3.64%, 06/30/50 (b)	615	477
Ares Capital Corporation
5.95%, 07/15/29 (b)	2,000	2,060
Ares Finance Co. II LLC
3.25%, 06/15/30 (a)	1,200	1,119
Ares Finance Co. III LLC
4.13%, 06/30/51 (a)	500	477
Ares Management Corporation
6.38%, 11/10/28	800	860
Ares Strategic Income Fund
5.60%, 02/15/30 (a)	600	594
Assured Guaranty US Holdings Inc.
6.13%, 09/15/28	500	530
3.60%, 09/15/51	1,700	1,248
Aviation Capital Group LLC
5.50%, 12/15/24 (a)	600	600
3.50%, 11/01/27 (a)	1,532	1,478
6.25%, 04/15/28 (a)	600	626
5.38%, 07/15/29 (a)	400	408
Avolon Holdings Funding Limited
4.25%, 04/15/26 (a)	1,500	1,484
2.53%, 11/18/27 (a)	2,826	2,631
AXIS Specialty Finance PLC
4.00%, 12/06/27	700	689
Banco Bilbao Vizcaya Argentaria, S.A.
1.13%, 09/18/25 (c)	4,000	3,875
Banco Santander, S.A.
9.63%, (100, 05/21/33) (c) (d)	400	472
4.88%, 10/18/31, EUR (c) (e)	2,700	3,256
Bank of America Corporation
4.30%, (100, 01/28/25) (d)	2,700	2,682
3.82%, 01/20/28	3,000	2,968
4.38%, 04/27/28	600	601
3.42%, 12/20/28	631	614
3.97%, 02/07/30	7,000	6,874
1.90%, 07/23/31	3,900	3,386
2.69%, 04/22/32	2,900	2,588
4.57%, 04/27/33	1,900	1,889
5.29%, 04/25/34	3,200	3,328
Barclays PLC
2.85%, 05/07/26 (c)	1,400	1,383
5.69%, 03/12/30 (c)	2,200	2,288
6.22%, 05/09/34	3,100	3,343
6.69%, 09/13/34 (c)	1,100	1,221
BGC Group, Inc.
4.38%, 12/15/25 (f)	700	694
8.00%, 05/25/28 (f)	700	754
Blackstone Holdings Finance Co. L.L.C.
1.50%, 04/10/29, EUR (a)	800	836
Blackstone Inc.
2.50%, 01/10/30 (a)	5,700	5,219
5.00%, 06/15/44 (a)	300	294
Blackstone Secured Lending Fund
5.88%, 11/15/27	1,000	1,015
Blue Owl Finance LLC
4.13%, 10/07/51 (a)	3,400	2,586
BNP Paribas
7.00%, (100, 08/16/28) (a) (c) (d)	200	204
7.38%, (100, 09/10/34) (a) (d)	800	835
8.50%, (100, 08/14/28) (a) (c) (d)	1,700	1,823
4.40%, 08/14/28 (a) (c)	900	893
Boral Finance Pty Limited
3.75%, 05/01/28 (a)	338	323
BPCE
6.61%, 10/19/27 (a)	900	935
5.72%, 01/18/30 (a) (c)	500	516
7.00%, 10/19/34 (a)	400	448
Brookfield Capital Finance LLC
6.09%, 06/14/33	300	325
Brookfield Financial, Inc.
3.90%, 01/25/28	2,000	1,974
4.35%, 04/15/30	600	594
5.68%, 01/15/35	1,400	1,469
5.97%, 03/04/54	225	244
Brown & Brown, Inc.
4.95%, 03/17/52	3,400	3,115
CaixaBank, S.A.
5.67%, 03/15/30 (a)	400	416
Cantor Fitzgerald, L.P.
7.20%, 12/12/28 (a)	1,500	1,591
Capital Farm Credit ACA
5.00%, (100, 03/15/26) (d)	3,200	3,104
Capital One Financial Corporation
3.95%, (100, 09/01/26) (d)	1,700	1,613
Carlyle Finance LLC
3.50%, 09/19/29 (a)	500	480
Charles Schwab Corporation, The
4.00%, (100, 12/01/30) (d)	2,300	2,056
5.00%, (100, 12/01/27) (d)	900	859
6.20%, 11/17/29	400	428
1.65%, 03/11/31	4,000	3,392
CI Financial Corp.
7.50%, 05/30/29 (a)	1,200	1,253
Citigroup Inc.
4.15%, (100, 11/15/26) (d)	2,500	2,396
7.00%, (100, 08/15/34) (d)	1,000	1,071
7.20%, (100, 05/15/29) (d)	700	740
4.41%, 03/31/31	2,200	2,183
5.57%, 04/30/34	700	747
5.45%, 06/11/35	2,400	2,505
Citizens Bank, National Association
3.75%, 02/18/26	600	592
Citizens Financial Group, Inc.
4.00%, (100, 10/06/26) (d)	800	755
CNA Financial Corporation
2.05%, 08/15/30	300	263
5.50%, 06/15/33	900	948
CoBank, ACB
4.25%, (100, 01/01/27) (a) (d)	2,200	2,111
Constellation Insurance, Inc.
6.80%, 01/24/30 (a) (b) (f) (g)	2,600	2,623
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	1,000	985
Corebridge Financial, Inc.
3.85%, 04/05/29	1,900	1,853
Credit Agricole SA
4.63%, 09/11/28 (a) (c)	500	503
Danske Bank A/S
3.24%, 12/20/25 (a)	1,000	995
Deutsche Bank Aktiengesellschaft
2.13%, 11/24/26	3,400	3,295
5.71%, 02/08/28 (c)	1,400	1,423
5.40%, 09/11/35 (c)	500	504

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Discover Financial Services
6.13%, (100, 06/23/25) (d)	2,100	2,102
DrillCo Holding Lux S.A.
7.50%, 06/15/30 (e)	13	13
7.50%, 06/15/30 (a)	51	48
Encore Capital Group, Inc.
8.50%, 05/15/30 (a)	300	316
Erste Group Bank AG
4.25%, (100, 10/15/27), EUR (d) (e)	2,000	2,084
Essent Group Ltd.
6.25%, 07/01/29	500	520
Export-Import Bank of India
3.25%, 01/15/30 (a)	600	564
F&G Annuities & Life, Inc.
6.50%, 06/04/29 (f)	300	309
FactSet Research Systems Inc.
2.90%, 03/01/27	900	870
Fairfax Financial Holdings Limited
2.75%, 03/29/28, EUR (a)	600	657
4.63%, 04/29/30	1,900	1,904
6.00%, 12/07/33	100	105
6.35%, 03/22/54 (b)	200	214
Fidelity National Financial, Inc.
3.20%, 09/17/51	400	268
First American Financial Corporation
5.45%, 09/30/34	400	398
Ford Motor Credit Company LLC
3.38%, 11/13/25	300	294
4.39%, 01/08/26	237	235
5.85%, 05/17/27	500	510
4.13%, 08/17/27	300	293
3.82%, 11/02/27	1,653	1,591
5.80%, 03/08/29	1,700	1,729
7.20%, 06/10/30	500	539
Franklin Resources, Inc.
2.95%, 08/12/51	1,630	1,110
Freedom Mortgage Corporation
6.63%, 01/15/27 (a) (b)	1,200	1,203
12.00%, 10/01/28 (a)	800	874
FS KKR Capital Corp.
7.88%, 01/15/29	1,400	1,506
6.88%, 08/15/29	800	831
GE Capital Funding LLC
4.55%, 05/15/32	537	538
Global Atlantic Financial Company
3.13%, 06/15/31 (a)	1,700	1,492
6.75%, 03/15/54 (a)	400	426
Global Payments Inc.
2.90%, 05/15/30	500	456
5.40%, 08/15/32	500	513
4.15%, 08/15/49	500	404
5.95%, 08/15/52 (b)	600	620
Globe Life Inc.
2.15%, 08/15/30	300	259
Goldman Sachs Group, Inc., The
6.13%, (100, 11/10/34) (d)	1,000	1,006
7.50%, (100, 05/10/29) (d)	1,700	1,813
7.28%, (3 Month Term SOFR + 2.01%), 10/28/27 (g) (h)	1,700	1,737
3.69%, 06/05/28	400	394
4.22%, 05/01/29 (b)	2,400	2,386
1.99%, 01/27/32	3,900	3,339
2.38%, 07/21/32	2,300	1,995
6.56%, 10/24/34 (b)	2,900	3,274
Golub Capital BDC, Inc.
7.05%, 12/05/28	400	422
Golub Capital Private Credit Fund
5.80%, 09/12/29 (a)	500	498
HA Sustainable Infrastructure Capital, Inc.
6.38%, 07/01/34 (a)	1,000	1,022
Hanover Insurance Group Inc, The
2.50%, 09/01/30	500	438
High Street Funding Trust I
4.11%, 02/15/28 (a)	100	97
HPS Corporate Lending Fund
6.75%, 01/30/29 (a)	300	311
HSBC Holdings PLC
7.39%, 11/03/28	800	866
4.58%, 06/19/29 (c)	1,100	1,101
2.85%, 06/04/31 (c)	2,500	2,262
5.72%, 03/04/35 (c)	500	530
ING Groep N.V.
5.55%, 03/19/35 (c)	1,600	1,677
Intesa Sanpaolo SPA
6.63%, 06/20/33 (a)	300	328
7.20%, 11/28/33 (a)	1,100	1,254
7.80%, 11/28/53 (a)	1,300	1,559
JAB Holdings B.V.
2.20%, 11/23/30 (a)	686	588
Jefferies Financial Group Inc.
5.88%, 07/21/28	1,175	1,224
JPMorgan Chase & Co.
4.00%, (100, 04/01/25) (d)	4,700	4,637
4.60%, (100, 02/01/25) (d)	2,300	2,285
6.10%, (100, 10/01/24) (d)	900	900
6.88%, (100, 06/01/29) (d)	1,300	1,393
3.78%, 02/01/28	4,400	4,353
5.58%, 04/22/30 (b)	2,600	2,729
2.74%, 10/15/30	2,900	2,689
1.95%, 02/04/32	1,800	1,548
5.35%, 06/01/34	1,500	1,570
6.25%, 10/23/34	3,000	3,334
5.29%, 07/22/35	100	104
Lazard Group LLC
4.50%, 09/19/28	1,200	1,194
4.38%, 03/11/29	278	275
LeasePlan Corporation N.V.
2.88%, 10/24/24 (a)	5,300	5,291
Lloyds Banking Group PLC
5.87%, 03/06/29	700	730
4.98%, 08/11/33	3,200	3,231
5.68%, 01/05/35 (c)	1,700	1,782
Main Street Capital Corporation
6.95%, 03/01/29	400	417
Marsh & Mclennan Companies, Inc.
5.70%, 09/15/53	700	756
Mizuho Financial Group, Inc.
1.98%, 09/08/31	1,900	1,643
5.59%, 07/10/35	1,100	1,162
Morgan Stanley
5.88%, (100, 09/15/26) (d)	700	703
6.14%, 10/16/26	200	203
6.30%, 10/18/28	1,000	1,058
5.12%, 02/01/29	4,700	4,818
6.41%, 11/01/29	2,500	2,688
5.17%, 01/16/30	1,600	1,649
3.62%, 04/01/31	3,500	3,360
1.79%, 02/13/32	1,500	1,269
2.24%, 07/21/32	1,600	1,379
Morgan Stanley Direct Lending Fund
6.15%, 05/17/29 (a)	700	708
MSCI Inc.
3.25%, 08/15/33 (a)	200	176
National Rural Utilities Cooperative Finance Corporation
2.40%, 03/15/30	1,600	1,455
Nationwide Building Society
10.25%, GBP (d)	219	388
6.56%, 10/18/27 (a)	1,800	1,875
Nationwide Financial Services, Inc.
3.90%, 11/30/49 (a)	500	397
NatWest Group PLC
4.60%, (100, 06/28/31) (c) (d)	1,300	1,107
5.58%, 03/01/28 (b) (c)	2,600	2,659
5.08%, 01/27/30 (c)	2,800	2,849
New Mountain Finance Corporation
6.20%, 10/15/27 (b)	1,100	1,097
Nomura Holdings, Inc.
1.85%, 07/16/25	1,300	1,270

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
5.84%, 01/18/28	2,000	2,077
2.17%, 07/14/28	1,900	1,743
5.78%, 07/03/34 (b)	200	210
North American Company for Life and Health Insurance
6.88%, 04/15/34 (a)	1,500	1,601
Nykredit Realkredit A/S
1.00%, 10/01/50, DKK (e)	91	11
1.50%, 10/01/53, DKK (e)	4,426	539
OneMain Finance Corporation
7.88%, 03/15/30	900	941
7.50%, 05/15/31	100	103
Protective Life Corporation
4.30%, 09/30/28 (a)	1,000	997
Reinsurance Group of America, Incorporated
3.95%, 09/15/26	600	597
Rexford Industrial Realty, L.P.
2.13%, 12/01/30 (b)	900	778
Rio Oil Finance Trust
9.75%, 01/06/27 (a) (g)	73	75
Santander Holdings USA, Inc.
3.24%, 10/05/26	2,200	2,141
4.40%, 07/13/27	100	100
Santander UK Group Holdings PLC
1.53%, 08/21/26 (c)	2,100	2,037
4.86%, 09/11/30 (b) (c)	200	201
SB Capital S.A.
%, 05/23/49 - 10/29/49 (e) (i) (j) (k)	5,700	—
Sixth Street Lending Partners
6.50%, 03/11/29 (a)	900	924
5.75%, 01/15/30 (a)	700	697
Societe Generale
1.49%, 12/14/26 (a)	900	862
State Street Corporation
6.70%, (100, 03/15/29) (d)	600	619
Stichting AK Rabobank Certificaten II
6.50%, EUR (d) (e) (g) (h)	630	798
Stifel Financial Corp.
4.00%, 05/15/30	900	862
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/30	2,700	2,383
5.42%, 07/09/31	2,900	3,041
5.56%, 07/09/34	1,000	1,061
SVB Financial Group
0.00%, (100, 11/15/26) (d) (i) (j)	2,600	3
Synchrony Financial
3.95%, 12/01/27	2,000	1,941
UBS Group AG
4.38%, (100, 02/10/31) (a) (d)	2,600	2,274
6.85%, (100, 09/10/29) (a) (c) (d)	600	609
9.25%, (100, 11/13/33) (a) (c) (d)	200	236
4.55%, 04/17/26 (c)	700	703
3.87%, 01/12/29 (a) (c)	700	683
6.54%, 08/12/33 (a) (c)	4,250	4,695
9.02%, 11/15/33 (a) (c)	500	630
5.96%, 01/12/34 (a) (c)	1,900	2,021
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.
7.30%, 04/02/34 (a) (c)	1,000	1,063
Unum Group
6.00%, 06/15/54	200	208
Wells Fargo & Company
6.85%, (100, 09/15/29) (d)	1,000	1,044
7.63%, (100, 09/15/28) (d)	600	653
4.54%, 08/15/26	1,200	1,198
3.53%, 03/24/28	700	687
6.36%, (SOFR + 1.07%), 04/22/28 (h)	1,100	1,105
3.58%, 05/22/28	4,800	4,704
2.39%, 06/02/28 (b)	4,500	4,281
5.57%, 07/25/29 (b)	500	520
5.20%, 01/23/30	1,700	1,752
2.88%, 10/30/30	500	464
2.57%, 02/11/31 (b)	3,700	3,361
5.56%, 07/25/34	300	315
Willis North America Inc.
2.95%, 09/15/29	1,500	1,390
		326,827
Utilities 10.7%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (a)	524	473
Algonquin Power & Utilities Corp.
5.37%, 06/15/26 (g)	1,100	1,114
Ameren Illinois Company
3.25%, 03/15/50	300	221
American Electric Power Company, Inc.
5.20%, 01/15/29 (b)	1,000	1,032
5.63%, 03/01/33	1,500	1,584
Anglian Water Services Financing PLC
6.00%, 06/20/39, GBP (e)	100	134
Appalachian Power Company
3.30%, 06/01/27	600	586
5.65%, 04/01/34	1,000	1,052
Arizona Public Service Company
2.20%, 12/15/31	1,700	1,443
Black Hills Corporation
2.50%, 06/15/30	1,400	1,244
6.00%, 01/15/35	325	346
Cameron LNG, LLC
3.40%, 01/15/38 (a)	1,300	1,108
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (b)	2,000	1,720
Cleco Corporate Holdings LLC
3.74%, 05/01/26	2,200	2,161
DTE Electric Company
2.25%, 03/01/30	1,400	1,273
DTE Energy Company
2.95%, 03/01/30	500	462
5.85%, 06/01/34	900	966
Duke Energy Indiana, LLC
5.40%, 04/01/53	2,100	2,156
Duke Energy Ohio, Inc.
5.65%, 04/01/53	1,500	1,588
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)	1,200	1,172
Edison International
5.45%, 06/15/29	1,500	1,557
Electricite de France
4.88%, 09/21/38 (a)	1,100	1,060
6.00%, 04/22/64 (a)	995	1,005
Enel Finance America, LLC
7.35%, 10/14/27 (a) (g)	400	428
2.88%, 07/12/41 (a)	1,600	1,152
Enel Finance International N.V.
5.13%, 06/26/29 (a)	2,200	2,252
Entergy Corporation
2.80%, 06/15/30	2,600	2,378
Entergy Texas, Inc.
1.75%, 03/15/31 (b)	700	594
EP Infrastructure, a.s.
1.82%, 03/02/31, EUR (e)	300	287
EPH Financing International, a.s.
5.88%, 11/30/29, EUR (e)	700	812
Evergy Metro, Inc.
2.25%, 06/01/30 (b)	1,000	894
Eversource Energy
5.50%, 01/01/34	600	624
5.95%, 07/15/34	1,200	1,290
Exelon Corporation
5.15%, 03/15/28 (b)	800	822
5.45%, 03/15/34	500	524
Florida Power & Light Company
4.80%, 05/15/33	2,300	2,357
Georgia Power Company
3.70%, 01/30/50	400	319
3.25%, 03/15/51	2,300	1,692
Interstate Power and Light Company
4.95%, 09/30/34	700	710

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
IPALCO Enterprises, Inc.
5.75%, 04/01/34	200	209
ITC Holdings Corp.
2.95%, 05/14/30 (a)	2,500	2,307
Mid-Atlantic Interstate Transmission, LLC
4.10%, 05/15/28 (a)	1,300	1,289
Mississippi Power Company
3.95%, 03/30/28	2,600	2,572
National Fuel Gas Company
2.95%, 03/01/31 (f)	300	264
National Grid Electricity Transmission PLC
2.00%, 04/17/40, GBP (e)	1,400	1,176
National Grid PLC
5.81%, 06/12/33	1,000	1,070
NextEra Energy Capital Holdings, Inc.
5.00%, 02/28/30	500	517
2.25%, 06/01/30	600	537
6.75%, 06/15/54	900	970
NiSource Inc.
2.95%, 09/01/29	700	656
Oklahoma Gas and Electric Company
5.40%, 01/15/33	400	421
Pacific Gas And Electric Company
3.15%, 01/01/26	1,200	1,178
3.30%, 03/15/27 - 08/01/40	5,300	4,704
3.75%, 07/01/28 (b)	250	243
3.25%, 06/01/31	1,400	1,275
4.60%, 06/15/43	600	529
4.30%, 03/15/45	200	167
4.25%, 03/15/46	1,200	992
4.95%, 07/01/50 (b)	500	454
5.25%, 03/01/52	2,300	2,177
PacifiCorp
5.30%, 02/15/31 (b)	900	942
6.25%, 10/15/37	1,300	1,440
5.80%, 01/15/55	1,000	1,049
PECO Energy Company
3.00%, 09/15/49	800	568
PG&E Corporation
7.38%, 03/15/55	700	735
Pinnacle West Capital Corporation
5.94%, 06/10/26 (h)	300	300
PPL Electric Utilities Corporation
5.00%, 05/15/33	100	103
Public Service Company of Colorado
1.88%, 06/15/31 (b)	2,700	2,301
Public Service Electric And Gas Company
4.85%, 08/01/34	600	613
Public Service Enterprise Group Incorporated
5.45%, 04/01/34	900	940
Puget Energy, Inc.
4.10%, 06/15/30 (b)	900	867
San Diego Gas & Electric Company
4.10%, 06/15/49	200	169
Sempra
6.40%, 10/01/54	2,000	2,008
Southern California Edison Company
5.35%, 03/01/26	1,500	1,522
5.30%, 03/01/28	4,200	4,344
5.65%, 10/01/28	1,100	1,155
6.05%, 03/15/39	400	441
3.60%, 02/01/45	400	317
4.00%, 04/01/47	1,100	922
Southern California Gas Company
2.55%, 02/01/30	1,600	1,467
5.20%, 06/01/33 (b)	1,800	1,874
SPP - distribucia , a.s.
1.00%, 06/09/31, EUR (e)	300	269
SW (Finance) I PLC
7.00%, 04/16/40, GBP (e)	1,000	1,147
System Energy Resources, Inc.
2.14%, 12/09/25	1,300	1,262
6.00%, 04/15/28	700	734
Thames Water Utilities Finance PLC
4.38%, 01/18/31, EUR (e)	1,000	803
7.13%, 04/30/31, GBP (e)	900	905
4.38%, 07/03/34, GBP (e)	600	584
The AES Corporation
5.45%, 06/01/28	2,900	2,986
7.60%, 01/15/55	1,025	1,079
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (a)	2,870	2,771
The Connecticut Light and Power Company
4.90%, 07/01/33	400	410
The East Ohio Gas Company
2.00%, 06/15/30 (a)	600	523
The Narragansett Electric Company
3.40%, 04/09/30 (a)	700	665
5.35%, 05/01/34 (a)	400	417
The Southern Company
4.85%, 03/15/35	700	706
4.25%, 07/01/36	400	379
Vistra Operations Company LLC
6.95%, 10/15/33 (a)	800	903
6.00%, 04/15/34 (a)	1,100	1,173
Yorkshire Water Finance PLC
1.75%, 10/27/32, GBP (e)	700	686
		108,778
Energy 9.0%
ADNOC Murban RSC Ltd.
4.25%, 09/11/29 (a)	1,500	1,493
Aker BP ASA
4.00%, 01/15/31 (a)	3,500	3,311
BP Capital Markets America Inc.
4.81%, 02/13/33	700	708
Canadian Natural Resources Limited
6.45%, 06/30/33 (b)	500	545
Cheniere Corpus Christi Holdings, LLC
5.13%, 06/30/27	2,200	2,236
3.70%, 11/15/29	800	769
Cheniere Energy Partners, L.P.
5.75%, 08/15/34 (a)	3,200	3,342
Cheniere Energy, Inc.
5.65%, 04/15/34 (a)	100	103
Columbia Pipelines Holding Company LLC
5.10%, 10/01/31 (a)	400	403
ConocoPhillips Company
5.55%, 03/15/54 (b)	1,100	1,150
Devon Energy Corporation
5.20%, 09/15/34 (b)	2,000	1,993
Ecopetrol S.A.
8.88%, 01/13/33	1,700	1,822
Enable Midstream Partners, LP
4.40%, 03/15/27	800	801
4.95%, 05/15/28	500	508
Enbridge Inc.
5.25%, 04/05/27 (b)	100	102
5.30%, 04/05/29	100	103
6.20%, 11/15/30 (b)	1,500	1,634
5.70%, 03/08/33 (b)	1,700	1,792
Energy Transfer LP
4.20%, 04/15/27	1,200	1,196
6.55%, 12/01/33 (b)	1,400	1,546
4.90%, 03/15/35 (b)	554	546
7.50%, 07/01/38 (b)	200	239
6.05%, 06/01/41	1,300	1,348
Energy Transfer Operating, L.P.
6.25%, 04/15/49	3,000	3,167
Eni S.P.A.
5.95%, 05/15/54 (a)	700	719
Enterprise Products Operating LLC
4.15%, 10/16/28	500	500
4.95%, 02/15/35	2,600	2,642
8.34%, (3 Month Term SOFR + 3.25%), 08/16/77 (h)	250	249
EQM Midstream Partners, LP
4.50%, 01/15/29 (a)	400	391
EQT Corporation
5.75%, 02/01/34	500	514

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Florida Gas Transmission Company, LLC
2.55%, 07/01/30 (a)	1,000	899
Gaz Finance PLC
%, 01/27/29 (e) (i) (j)	1,800	875
GreenSaif Pipelines Bidco S.a r.l.
5.85%, 02/23/36 (a)	1,500	1,550
Howard Midstream Energy Partners, LLC
8.88%, 07/15/28 (a)	500	531
Kinder Morgan, Inc.
5.95%, 08/01/54	1,000	1,037
Midwest Connector Capital Company LLC
4.63%, 04/01/29 (a)	500	497
MPLX LP
2.65%, 08/15/30	3,700	3,330
5.20%, 12/01/47	1,638	1,541
4.90%, 04/15/58	300	264
Occidental Petroleum Corporation
8.88%, 07/15/30 (b)	300	354
7.88%, 09/15/31	2,800	3,247
6.20%, 03/15/40	3,010	3,116
ONEOK Partners, L.P.
4.90%, 03/15/25	500	499
6.85%, 10/15/37	200	226
6.20%, 09/15/43	500	526
ONEOK, Inc.
6.35%, 01/15/31	1,100	1,194
4.75%, 10/15/31	4,700	4,716
4.95%, 07/13/47	2,600	2,335
6.63%, 09/01/53	600	665
QatarEnergy LNG
5.84%, 09/30/27 (a)	156	158
Sabine Pass Liquefaction, LLC
5.88%, 06/30/26	1,200	1,220
5.90%, 09/15/37	1,000	1,059
Santos Finance Ltd
6.88%, 09/19/33 (a)	2,300	2,532
Saudi Arabian Oil Company
2.25%, 11/24/30 (a)	200	176
5.75%, 07/17/54 (a)	400	405
Targa Resources Corp.
4.20%, 02/01/33	1,300	1,229
6.13%, 03/15/33	2,700	2,896
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (a)	5,100	4,667
Var Energi ASA
8.00%, 11/15/32 (a)	500	579
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 - 11/01/33 (a)	2,400	2,211
6.25%, 01/15/30 (a)	600	629
4.13%, 08/15/31 (a)	300	279
Venture Global LNG, Inc.
9.50%, 02/01/29 (a)	1,200	1,349
9.88%, 02/01/32 (a)	1,100	1,222
Western Midstream Operating, LP
6.35%, 01/15/29	900	955
5.45%, 11/15/34 (b)	300	301
Whistler Pipeline LLC
5.70%, 09/30/31 (a)	600	619
Williams Companies, Inc., The
5.40%, 03/02/26	2,300	2,330
Woodside Finance Limited
3.65%, 03/05/25 (a)	600	596
4.50%, 03/04/29 (a) (b)	2,000	1,984
5.10%, 09/12/34	500	497
		91,167
Real Estate 7.3%
Agree Limited Partnership
5.63%, 06/15/34	100	104
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29	500	500
2.75%, 12/15/29	2,600	2,386
American Assets Trust, L.P.
3.38%, 02/01/31	2,600	2,259
American Homes 4 Rent, L.P.
4.25%, 02/15/28	1,200	1,191
American Tower Corporation
2.95%, 01/15/25 - 01/15/51	2,400	2,162
2.75%, 01/15/27	1,900	1,835
3.13%, 01/15/27	400	389
5.65%, 03/15/33	1,200	1,268
5.90%, 11/15/33	1,900	2,043
3.70%, 10/15/49	2,100	1,631
Brandywine Operating Partnership, L.P.
3.95%, 11/15/27 (b)	400	382
4.55%, 10/01/29	100	94
Brixmor Operating Partnership LP
3.90%, 03/15/27	700	689
CBRE Services, Inc.
5.95%, 08/15/34	600	645
COPT Defense Properties
2.25%, 03/15/26	400	386
CoStar Group, Inc.
2.80%, 07/15/30 (a)	1,100	991
Crown Castle Inc.
3.80%, 02/15/28 (b)	900	883
4.30%, 02/15/29	1,800	1,782
5.60%, 06/01/29	300	313
2.50%, 07/15/31	500	436
5.20%, 09/01/34	1,700	1,723
EPR Properties
4.75%, 12/15/26	200	199
4.50%, 06/01/27	900	887
4.95%, 04/15/28	100	99
3.60%, 11/15/31	1,800	1,603
Equinix, Inc.
2.15%, 07/15/30	1,700	1,503
ERP Operating Limited Partnership
4.65%, 09/15/34	600	596
Essex Portfolio, L.P.
2.65%, 03/15/32	3,900	3,391
5.50%, 04/01/34	600	623
Extra Space Storage LP
2.20%, 10/15/30	1,000	875
Fideicomiso Fibra Uno
7.38%, 02/13/34 (a)	800	825
GLP Financing, LLC
5.25%, 06/01/25	400	400
5.75%, 06/01/28	300	308
5.30%, 01/15/29	700	712
4.00%, 01/15/31	5,600	5,259
Highwoods Realty Limited Partnership
3.05%, 02/15/30	400	360
Host Hotels & Resorts, L.P.
4.00%, 06/15/25	300	298
3.38%, 12/15/29 (b)	3,600	3,356
3.50%, 09/15/30 (b) (f)	3,400	3,155
Hudson Pacific Properties, L.P.
3.95%, 11/01/27	600	543
5.95%, 02/15/28	600	549
Invitation Homes Operating Partnership LP
5.45%, 08/15/30	400	416
2.00%, 08/15/31	700	588
4.15%, 04/15/32 (b)	3,100	2,960
Kaisa Group Holdings Ltd.
0.00%, 04/09/49 - 11/12/49 (e) (i) (j)	6,500	260
0.00%, 06/30/49 (e) (i) (j)	800	40
Kilroy Realty, L.P.
4.75%, 12/15/28	500	496
3.05%, 02/15/30	1,000	894
6.25%, 01/15/36 (b)	700	718
Mitsui Fudosan Co., Ltd.
3.65%, 07/20/27 (a)	900	884
Newmark Group, Inc.
7.50%, 01/12/29 (b) (f)	700	756
Omega Healthcare Investors, Inc.
3.25%, 04/15/33	2,100	1,805

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Phillips Edison Grocery Center Operating Partnership I, L.P.
5.75%, 07/15/34	200	208
Physicians Realty L.P.
4.30%, 03/15/27	995	994
3.95%, 01/15/28	200	197
Piedmont Operating Partnership, LP
9.25%, 07/20/28 (f)	500	560
ProLogis, L.P.
5.00%, 01/31/35	1,600	1,639
Realty Income Corporation
4.45%, 09/15/26	200	201
3.95%, 08/15/27 (b)	400	398
3.20%, 02/15/31	600	560
Store Capital LLC
2.75%, 11/18/30	600	525
Sunac China Holdings Limited
6.00%, 09/30/25 (a) (l)	69	8
6.25%, 09/30/26 (a) (l)	69	8
6.50%, 09/30/27 (a) (l)	139	13
6.75%, 09/30/28 (a) (l)	208	18
7.00%, 09/30/29 (a) (l)	202	15
7.25%, 09/30/30 (a) (l)	98	7
UDR, Inc.
3.00%, 08/15/31	200	182
Ventas Realty, Limited Partnership
4.40%, 01/15/29	900	898
VICI Properties Inc.
5.75%, 02/01/27 (a)	400	407
3.88%, 02/15/29 (a)	2,500	2,394
4.13%, 08/15/30 (a)	400	380
W.P. Carey Inc.
4.00%, 02/01/25	600	597
Weyerhaeuser Company
4.00%, 11/15/29	2,000	1,962
4.00%, 04/15/30 (b)	2,300	2,252
Yango Justice International Limited
0.00%, 04/15/49 (e) (i) (j)	600	1
		73,874
Health Care 6.9%
AbbVie Inc.
4.40%, 11/06/42	2,581	2,434
5.40%, 03/15/54 (b)	400	425
Adventist Health System/West
2.95%, 03/01/29	1,000	930
Alcon Finance Corporation
2.60%, 05/27/30 (a)	700	639
Amgen Inc.
5.25%, 03/02/30 - 03/02/33	1,600	1,667
5.60%, 03/02/43	400	421
5.65%, 03/02/53	6,600	6,952
AstraZeneca Finance LLC
4.90%, 02/26/31	2,000	2,087
Bausch Health Companies Inc.
11.00%, 09/30/28 (a)	270	251
14.00%, 10/15/30 (a)	53	48
Bayer US Finance LLC
6.38%, 11/21/30 (a)	4,800	5,140
6.50%, 11/21/33 (a)	800	866
Becton, Dickinson and Company
5.08%, 06/07/29	200	207
1.96%, 02/11/31	2,900	2,504
Boston Scientific Corporation
4.70%, 03/01/49	1,483	1,413
Bristol-Myers Squibb Company
4.90%, 02/22/29 (b)	1,000	1,034
5.10%, 02/22/31	565	591
4.55%, 02/20/48	78	72
Centene Corporation
2.45%, 07/15/28	1,100	1,014
3.00%, 10/15/30	4,900	4,385
2.50%, 03/01/31	300	258
CVS Health Corporation
5.25%, 01/30/31	2,600	2,675
1.88%, 02/28/31 (b)	3,900	3,283
7.51%, 01/10/32 (a)	35	38
4.70%, 01/10/36 (a)	641	609
2.70%, 08/21/40	300	214
5.88%, 06/01/53 (b)	900	917
6.00%, 06/01/63	2,000	2,044
Elevance Health, Inc.
4.10%, 05/15/32 (b)	200	195
4.75%, 02/15/33 (b)	3,700	3,740
6.10%, 10/15/52 (b)	900	1,000
HCA Inc.
5.25%, 06/15/26	300	302
3.50%, 09/01/30	700	659
3.63%, 03/15/32 (b)	4,900	4,537
5.50%, 06/01/33 - 06/15/47	2,700	2,764
Humana Inc.
5.50%, 03/15/53	300	296
Illumina, Inc.
5.75%, 12/13/27 (b)	200	208
2.55%, 03/23/31	200	173
INTEGRIS Baptist Medical Center, Inc.
3.88%, 08/15/50	700	553
Labcorp Holdings Inc.
4.80%, 10/01/34	600	593
Renal Dialysis Center of Las Vegas, Ltd.
4.75%, 10/15/24 (a)	700	700
Royalty Pharma PLC
3.30%, 09/02/40	600	465
Stryker Corporation
4.85%, 12/08/28	2,100	2,154
4.25%, 09/11/29	900	902
4.63%, 09/11/34 (b)	500	502
2.90%, 06/15/50	300	211
Sutter Health
5.16%, 08/15/33	300	311
UnitedHealth Group Incorporated
5.15%, 07/15/34	500	522
3.50%, 08/15/39 (b)	800	689
5.50%, 07/15/44	500	530
5.63%, 07/15/54	1,000	1,073
5.20%, 04/15/63	1,500	1,504
5.75%, 07/15/64	1,400	1,512
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31	570	499
Zoetis Inc.
3.00%, 09/12/27	300	290
		70,002
Industrials 5.6%
Air Lease Corporation
5.30%, 06/25/26	1,500	1,525
Aircastle Limited
2.85%, 01/26/28 (a)	2,800	2,613
Allegion Public Limited Company
3.50%, 10/01/29	500	477
BAE Systems PLC
3.40%, 04/15/30 (a)	300	284
Berry Global, Inc.
1.57%, 01/15/26 (b)	4,700	4,523
Boeing Company, The
4.88%, 05/01/25 (f)	200	199
6.26%, 05/01/27 (a) (f)	800	826
3.25%, 02/01/28	300	284
6.30%, 05/01/29 (a) (b) (f)	900	947
3.60%, 05/01/34	1,800	1,531
6.53%, 05/01/34 (a) (f)	100	107
5.81%, 05/01/50 (f)	4,100	3,957
6.86%, 05/01/54 (a) (f)	1,800	1,975
5.93%, 05/01/60 (f)	2,000	1,916
Boise Cascade Company
4.88%, 07/01/30 (a)	300	289
Burlington Northern Santa Fe, LLC
5.20%, 04/15/54	4,500	4,657
Canadian Pacific Kansas City Limited
3.13%, 06/01/26	500	490
3.50%, 05/01/50	1,200	932

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Delta Air Lines, Inc.
7.38%, 01/15/26	1,601	1,648
Equifax Inc.
5.10%, 06/01/28	1,000	1,024
Fortress Transportation And Infrastructure Investors LLC
7.88%, 12/01/30 (a)	600	647
GATX Corporation
3.50%, 03/15/28	500	482
HEICO Corporation
5.25%, 08/01/28	450	465
IRB Infrastructure Developers Limited
7.11%, 03/11/32 (a)	400	416
Lockheed Martin Corporation
4.80%, 08/15/34	1,300	1,332
5.70%, 11/15/54	1,675	1,870
5.20%, 02/15/55	1,065	1,106
Norfolk Southern Corporation
5.35%, 08/01/54	700	721
5.95%, 03/15/64	600	664
Northrop Grumman Corporation
5.20%, 06/01/54	1,500	1,527
Quanta Services, Inc.
2.90%, 10/01/30 (b)	900	828
3.05%, 10/01/41 (b)	1,500	1,141
RTX Corporation
6.10%, 03/15/34	1,300	1,436
5.38%, 02/27/53	1,500	1,543
Smurfit Kappa Treasury Unlimited Company
5.20%, 01/15/30 (a)	1,500	1,550
Spirit AeroSystems, Inc.
9.75%, 11/15/30 (a)	1,300	1,450
Textron Inc.
3.38%, 03/01/28	1,100	1,065
Union Pacific Corporation
3.95%, 08/15/59	300	244
3.75%, 02/05/70	300	227
Verisk Analytics, Inc.
4.13%, 03/15/29	400	398
Weir Group PLC(The)
2.20%, 05/13/26 (a)	2,400	2,307
Westinghouse Air Brake Technologies Corporation
3.20%, 06/15/25 (f)	5,500	5,430
		57,053
Consumer Discretionary 3.6%
Azul Investments LLP
5.88%, 10/26/24 (a)	100	66
Carnival Corporation
4.00%, 08/01/28 (a)	1,100	1,062
Choice Hotels International, Inc.
5.85%, 08/01/34	400	412
Expedia Group, Inc.
6.25%, 05/01/25 (a)	1,603	1,608
Ferguson Finance PLC
3.25%, 06/02/30 (a)	3,900	3,634
Hilton Domestic Operating Company Inc.
5.88%, 04/01/29 (a)	500	513
Hyundai Capital America
6.00%, 07/11/25 (a)	900	912
Las Vegas Sands Corp.
2.90%, 06/25/25	200	196
3.50%, 08/18/26	1,200	1,174
3.90%, 08/08/29	1,100	1,045
6.00%, 08/15/29	4,325	4,492
6.20%, 08/15/34	1,100	1,153
Marriott International, Inc.
5.45%, 09/15/26	1,000	1,025
4.63%, 06/15/30 (f)	200	202
McDonald's Corporation
3.63%, 09/01/49	400	316
MCE Finance Limited
5.75%, 07/21/28 (a) (b)	400	387
MGM Resorts International
6.50%, 04/15/32	3,000	3,054
NCL Finance, Ltd.
6.13%, 03/15/28 (a)	700	714
Nissan Motor Acceptance Corporation LLC
1.85%, 09/16/26 (a)	2,200	2,064
NVR, Inc.
3.00%, 05/15/30	4,400	4,084
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (b)	1,000	965
5.50%, 04/01/28 (a)	400	405
5.63%, 09/30/31 (a)	400	405
Spectrum Management Holding Company, LLC
4.50%, 09/15/42	300	231
Tapestry, Inc.
7.70%, 11/27/30 (f)	800	863
Travel + Leisure Co.
4.63%, 03/01/30 (a)	1,000	935
Warnermedia Holdings, Inc.
4.28%, 03/15/32 (b)	2,650	2,360
5.05%, 03/15/42	1,700	1,388
Wynn Las Vegas, LLC
5.25%, 05/15/27 (a)	300	300
Wynn Macau, Limited
5.63%, 08/26/28 (a)	500	485
Wynn Resorts Finance, LLC
7.13%, 02/15/31 (a)	200	216
6.25%, 03/15/33 (a)	600	608
		37,274
Information Technology 3.5%
Apple Inc.
2.80%, 02/08/61	2,200	1,476
Booz Allen Hamilton Inc.
5.95%, 08/04/33	600	641
Broadcom Inc.
3.14%, 11/15/35 (a)	1,622	1,387
3.19%, 11/15/36 (a)	1,109	942
4.93%, 05/15/37 (a)	2,858	2,856
CDW Finance Corporation
3.25%, 02/15/29	800	755
3.57%, 12/01/31	1,400	1,279
Flex Ltd.
4.88%, 05/12/30	400	401
5.25%, 01/15/32	600	606
Infor, Inc.
1.75%, 07/15/25 (a)	800	779
Lenovo Group Limited
3.42%, 11/02/30 (a)	2,000	1,860
Micron Technology, Inc.
4.19%, 02/15/27	300	299
Motorola Solutions, Inc.
4.60%, 05/23/29	1,300	1,312
NXP B.V.
2.70%, 05/01/25	1,300	1,287
3.40%, 05/01/30	2,400	2,268
Oracle Corporation
2.30%, 03/25/28	6,000	5,635
4.20%, 09/27/29	2,100	2,092
4.00%, 07/15/46	900	747
ServiceNow, Inc.
1.40%, 09/01/30	1,200	1,029
TD SYNNEX Corporation
1.75%, 08/09/26 (f)	2,300	2,188
Trimble Inc.
6.10%, 03/15/33 (b)	200	216
VeriSign, Inc.
2.70%, 06/15/31	600	525
VMware LLC
3.90%, 08/21/27	1,800	1,780
4.70%, 05/15/30 (f)	3,100	3,120
		35,480
Communication Services 3.0%
Altice France Holding S.A.
5.13%, 07/15/29 (a)	448	314
5.50%, 10/15/29 (a)	230	161

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Charter Communications Operating, LLC
3.50%, 03/01/42	3,600	2,501
5.75%, 04/01/48	300	262
4.80%, 03/01/50	2,000	1,533
3.85%, 04/01/61	200	122
3.95%, 06/30/62	1,500	929
Comcast Corporation
5.50%, 05/15/64	1,100	1,138
Fox Corporation
6.50%, 10/13/33	900	983
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (a)	600	612
3.75%, 01/15/28 (a)	200	192
Meta Platforms, Inc.
5.60%, 05/15/53	1,700	1,842
5.40%, 08/15/54	1,600	1,680
Netflix, Inc.
3.88%, 11/15/29, EUR (e)	1,400	1,620
Oi S.A. – Em Recuperacao Judicial
10.00%, 06/30/27 (a) (l)	111	98
8.50%, 12/31/28 (a) (l)	245	24
Paramount Global
3.70%, 06/01/28	800	760
6.88%, 04/30/36	600	609
Tencent Music Entertainment Group
2.00%, 09/03/30	500	435
T-Mobile USA, Inc.
3.50%, 04/15/25 - 04/15/31	2,800	2,726
1.50%, 02/15/26	2,800	2,694
5.15%, 04/15/34	100	103
4.70%, 01/15/35	2,300	2,293
3.30%, 02/15/51 (b)	3,500	2,542
5.75%, 01/15/54	2,100	2,228
3.60%, 11/15/60	1,700	1,238
Xiaomi Best Time International Limited
2.88%, 07/14/31 (a)	600	533
		30,172
Consumer Staples 1.4%
Ashtead Capital, Inc.
4.00%, 05/01/28 (a)	400	389
5.80%, 04/15/34 (a)	1,100	1,149
Bacardi Limited
2.75%, 07/15/26 (a)	300	291
Constellation Brands, Inc.
3.70%, 12/06/26	100	99
4.80%, 01/15/29	1,200	1,222
CSL Finance PLC
4.05%, 04/27/29 (a)	500	495
Diageo Capital PLC
2.00%, 04/29/30 (b)	1,800	1,606
Greene King Finance PLC
5.32%, 09/15/31, GBP (e) (g)	299	396
Haleon US Capital LLC
3.63%, 03/24/32	1,500	1,410
JDE Peet's N.V.
1.13%, 06/16/33, EUR (e)	100	91
Kenvue Inc.
4.90%, 03/22/33 (b)	700	724
Kraft Heinz Foods Company
6.88%, 01/26/39	3,300	3,893
Massachusetts Institute of Technology
4.68%, 07/01/14	200	190
Philip Morris International Inc.
5.38%, 02/15/33	1,500	1,567
Sysco Corporation
6.00%, 01/17/34	300	329
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (a)	950	824
		14,675
Materials 0.6%
Diamond Escrow Issuer, LLC
9.75%, 11/15/28 (a)	500	534
Glencore Funding LLC
5.40%, 05/08/28 (a)	900	927
Joint Stock Company Alrosa (Public Joint Stock Company)
%, 04/09/49 (a) (e) (i) (j) (k)	900	—
Newmont Corporation
5.75%, 11/15/41	100	106
Phosagro Bond Funding Designated Activity Company
%, 01/23/25 (a) (e) (i) (j)	600	497
Unigel Luxembourg SA
0.00%, 10/01/26 (a) (i) (j)	600	151
Vale Overseas Ltd
6.13%, 06/12/33	3,100	3,283
Yara International ASA
3.80%, 06/06/26 (a)	300	296
		5,794
Total Corporate Bonds And Notes (cost $883,673)		851,096
GOVERNMENT AND AGENCY OBLIGATIONS 28.3%
Mortgage-Backed Securities 14.5%
Federal Home Loan Mortgage Corporation
3.50%, 10/01/39 - 06/01/48	420	399
4.50%, 09/01/48 - 09/01/53	970	958
3.00%, 05/01/52	462	415
6.50%, 02/01/54	4,167	4,296
Federal National Mortgage Association, Inc.
3.00%, 07/01/43 - 08/01/43	180	166
4.50%, 08/01/48 - 01/01/49	194	194
4.00%, 03/01/49 - 05/01/50	1,552	1,505
6.00%, 11/01/53	400	409
TBA, 3.00%, 10/15/54 (m)	7,420	6,659
TBA, 4.00%, 11/15/54 (m)	12,500	12,008
TBA, 4.50%, 11/15/54 (m)	2,300	2,261
TBA, 5.00%, 11/15/54 (m)	2,500	2,499
TBA, 5.50%, 11/15/54 (m)	87,300	88,333
TBA, 6.00%, 11/15/54 (m)	14,000	14,311
Government National Mortgage Association
TBA, 4.00%, 10/15/54 - 11/15/54 (m)	13,700	13,250
		147,663
U.S. Treasury Note 8.2%
Treasury, United States Department of
4.63%, 04/30/29 (m)	20,700	21,615
4.88%, 10/31/30 (n)	8,500	9,071
2.75%, 08/15/32 (m) (n)	16,000	14,953
4.13%, 11/15/32 (n)	2,500	2,572
4.00%, 02/15/34 (m)	34,500	35,098
		83,309
U.S. Treasury Inflation Indexed Securities 1.8%
Treasury, United States Department of
2.13%, 04/15/29 (m) (o)	11,867	12,201
1.50%, 02/15/53 (o)	7,220	6,530
		18,731
Sovereign 1.6%
Cabinet of Ministers of Ukraine
1.75%, 02/01/29 - 02/01/34 (a) (g)	144	79
0.00%, 02/01/30 - 02/01/36 (a) (g)	83	33
Cassa Depositi E Prestiti Societa' Per Azioni
5.88%, 04/30/29 (a)	1,000	1,043
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.95%, 08/12/31, PEN (e)	700	202
6.90%, 08/12/37, PEN (a)	1,300	361
Commonwealth of Australia
1.00%, 11/21/31, AUD (e)	3,950	2,249
Gobierno Federal de los Estados Unidos Mexicanos
6.00%, 05/07/36	700	714
Government of Saudi Arabia
4.75%, 01/16/30 (a)	200	203
2.25%, 02/02/33 (a)	5,100	4,246
Israel, State of
5.38%, 03/12/29	2,700	2,740
Ministry of Finance of the Russian Federation
%, 06/24/28 (e) (i) (j)	200	203
%, 04/04/42 (a) (e) (i) (j)	200	132

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Presidencia da Republica
7.13%, 05/13/54	700	726
Presidencia De La Nacion
1.00%, 07/09/29	30	19
0.75%, 07/09/30 (g)	99	60
4.13%, 07/09/35 (g)	188	90
3.50%, 07/09/41 (g)	1,100	499
Romania, Government of
2.13%, 03/07/28, EUR (a)	200	209
5.38%, 03/22/31, EUR (a)	500	569
5.25%, 05/30/32, EUR (a)	1,000	1,115
3.75%, 02/07/34, EUR (a)	800	783
		16,275
U.S. Treasury Bond 1.6%
Treasury, United States Department of
2.75%, 11/15/47	12,600	9,810
4.63%, 05/15/54	5,700	6,183
		15,993
Treasury Inflation Indexed Securities 0.5%
Gobierno Federal de los Estados Unidos Mexicanos
3.00%, 12/03/26, MXN (p)	20,557	985
4.00%, 11/30/28 - 08/24/34, MXN (p)	41,772	2,040
2.75%, 11/27/31, MXN (p)	41,114	1,825
		4,850
Municipal 0.1%
Texas Natural Gas Securitization Finance Corporation
5.10%, 04/01/35	1,164	1,204
Total Government And Agency Obligations (cost $289,769)		288,025
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 7.5%
37 Capital CLO 4 Ltd.
Series 2023-A1N-2A, 7.10%, (3 Month Term SOFR + 1.80%), 01/15/36 (h)	600	602
AIMCO CLO Series 2015-A
Series 2015-AR3-AA, 6.40%, (3 Month Term SOFR + 1.25%), 10/17/34 (h)	1,000	1,000
Air Canada
Series 2013-A-1, 4.13%, 05/15/25	50	49
Series 2015-A-1, 3.60%, 03/15/27	115	111
Series 2020-A-2, 5.25%, 04/01/29	57	57
Series 2017-A-1, 3.55%, 01/15/30	1,178	1,078
Alaska Air Pass Through Trust 2020-1A
Series 2020-A-1, 4.80%, 08/15/27	755	753
Alternative Loan Trust 2005-43
Series 2005-A6-25T1, REMIC, 5.75%, 07/25/35	1,712	1,058
Series 2005-2A1-27, REMIC, 6.47%, (12 Month Treasury Average + 1.35%), 08/25/35 (h)	51	41
Series 2005-A14-46CB, REMIC, 5.50%, 10/25/35	1,323	980
Alternative Loan Trust 2006-15CB
Series 2006-1A11-23CB, REMIC, 6.00%, 08/25/36	811	794
Alternative Loan Trust 2006-43CB
Series 2006-1A10-43CB, REMIC, 6.00%, 02/25/37	489	261
Alternative Loan Trust 2006-9T1
Series 2005-A4-86CB, REMIC, 5.50%, 02/25/36	3,017	1,806
American Airlines, Inc.
Series 2014-A-1, 3.70%, 10/01/26	505	487
Series 2015-AA-2, 3.60%, 09/22/27	597	577
Series 2016-AA-1, 3.58%, 01/15/28	186	179
Series 2016-AA-2, 3.20%, 06/15/28	1,239	1,175
Series 2017-AA-2, 3.35%, 10/15/29	1,823	1,723
Series 2017-A-2, 3.60%, 10/15/29	405	376
American Airlines, Inc. Class AA Pass Through Certificates, Series 2019-1
Series 2019-AA-1, REMIC, 3.15%, 02/15/32	151	139
American Home Mortgage Assets Trust 2006-3
Series 2006-2A11-3, REMIC, 6.06%, (12 Month Treasury Average + 0.94%), 10/25/46 (g) (h)	304	216
Anchorage Capital CLO 2018-10, Ltd.
Series 2018-A1AR-10A, 6.40%, (3 Month Term SOFR + 0.84%), 10/15/31 (h)	800	800
Anchorage Capital CLO 6 Ltd
Series 2015-AR3-6A, 6.72%, (3 Month Term SOFR + 1.44%), 04/24/34 (h)	1,000	1,002
APEX CREDIT CLO 2018-II LTD
Series 2018-A1RR-2A, 6.56%, (3 Month Term SOFR + 1.24%), 10/20/31 (h)	947	948
Apidos CLO XXVII
Series 2017-A1AR-26A, 6.44%, (3 Month Term SOFR + 1.16%), 07/18/29 (h)	183	183
AREIT 2021-CRE5 Trust
Series 2021-A-CRE5, 6.28%, (1 Month Term SOFR + 1.19%), 11/17/38 (g) (h)	185	184
Ares Management Corporation
Series 2019-A1R-52A, 6.59%, (3 Month Term SOFR + 1.31%), 04/22/31 (h)	889	890
Ares XXXIV CLO, Ltd.
Series 2015-AR3-2A, 6.61%, (3 Month Term SOFR + 1.32%), 04/18/33 (h)	1,300	1,301
Bain Capital Credit CLO 2020-2 Ltd
Series 2020-ARR-2A, 6.18%, (3 Month Term SOFR + 1.24%), 07/19/34 (h)	1,000	1,000
Banc of America Alternative Loan Trust 2006-3
Series 2005-4A1-10, REMIC, 5.75%, 11/25/35	9	7
Banc of America Mortgage 2006-B Trust
Series 2006-4A2-B, REMIC, 3.73%, 11/20/36 (h)	1,512	1,298
Barings CLO Ltd 2018-I
Series 2018-A1-1A, 6.51%, (3 Month Term SOFR + 1.21%), 04/15/31 (h)	743	743
Barings Loan Partners CLO Ltd 3
Series LP-AR-3A, 6.80%, (3 Month Term SOFR + 1.52%), 07/20/33 (h)	1,000	1,002
Bear Stearns ALT-A Trust 2006-3
Series 2005-2A3-2, REMIC, 5.30%, 04/25/35 (h)	264	244
Bear Stearns ARM Trust 2005-6
Series 2005-2A2-3, REMIC, 5.14%, 06/25/35 (h)	215	199
Bear Stearns ARM Trust 2006-2
Series 2006-4A1-2, REMIC, 3.96%, 07/25/36 (h)	558	494
Bear Stearns Asset Backed Securities I Trust 2006-HE9
Series 2006-1A3-HE9, REMIC, 5.20%, (1 Month Term SOFR + 0.34%), 11/25/36 (g) (h)	1,000	959
Benefit Street Partners CLO IV Ltd
Series 2014-AR4-IVA, 6.63%, (3 Month Term SOFR + 1.35%), 04/20/34 (h)	1,000	1,002
Benefit Street Partners CLO XVII Ltd
Series 2019-AR-17A, REMIC, 6.64%, (3 Month Term SOFR + 1.34%), 07/15/32 (h)	800	800
BlueMountain CLO 2018-3 Ltd
Series 2018-A1R-3A, 6.51%, (3 Month Term SOFR + 0.93%), 10/25/30 (h)	2,084	2,084
British Airways Pass Through Trust 2020-1A
Series 2020-A-1A, 4.25%, 11/15/32	283	271
British Airways PLC
Series 2021-A-1, 2.90%, 03/15/35	1,318	1,175
BRSP 2021-FL1, Ltd.
Series 2021-A-FL1, 6.23%, (1 Month Term SOFR + 1.26%), 08/19/38 (g) (h)	439	437
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 6.11%, (1 Month Term SOFR + 1.01%), 02/15/39 (h)	797	793
BXMT 2020-FL3 Ltd
Series 2020-A-FL3, 6.60%, (1 Month Term SOFR + 1.51%), 11/18/37 (h)	716	704
Carlyle Global Market Strategies CLO 2013-1, Ltd
Series 2013-A1RR-1A, 6.33%, (3 Month Term SOFR + 1.21%), 08/14/30 (h)	208	208
Carlyle US CLO 2017-1, Ltd.
Series 2017-A1R-1A, 6.54%, (3 Month Term SOFR + 1.26%), 04/21/31 (h)	619	619
Catamaran CLO 2014-1 Ltd
Series 2014-A1AR-1A, 6.80%, (3 Month Term SOFR + 1.52%), 04/22/30 (a) (h)	704	704

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
C-BASS 2007-CB1 Trust
Series 2007-AF4-CB1, REMIC, 3.19%, 01/25/37 (g) (h)	560	163
Centex LLC
Series 2004-MV1-D, REMIC, 5.90%, (1 Month Term SOFR + 1.04%), 09/25/34 (g) (h)	18	17
CHL Mortgage Pass-Through Trust 2002-HYB1
Series 2007-A2-13, REMIC, 6.00%, 08/25/37	561	287
Countrywide Home Loans, Inc.
Series 2004-1AF2-R2, REMIC, 5.39%, (1 Month Term SOFR + 0.53%), 11/25/34 (h)	341	311
Crestline Denali CLO XV, Ltd.
Series 2017-AR-1A, 6.57%, (3 Month Term SOFR + 1.29%), 04/22/30 (h)	340	340
Crown Communication Inc.
Series 2018-C-2, 4.24%, 07/15/28	100	97
CSMC 2021-ADV
Series 2021-A-ADV, REMIC, 6.61%, (1 Month Term SOFR + 1.51%), 07/15/38 (h)	1,700	1,516
CSWF Trust 2021-SOP2
Series 2021-A-SOP2, 6.18%, (1 Month Term SOFR + 1.08%), 06/15/34 (g) (h)	444	415
CWABS Asset-Backed Certificates Trust 2006-24
Series 2006-1A-24, REMIC, 5.25%, (1 Month Term SOFR + 0.25%), 07/25/35 (g) (h)	51	46
CWABS Asset-Backed Certificates Trust 2007-12
Series 2007-1A1-12, REMIC, 5.71%, (1 Month Term SOFR + 0.85%), 06/25/37 (g) (h)	462	447
CWABS, Inc.
Series 2004-M1-4, REMIC, 5.69%, (1 Month Term SOFR + 0.83%), 07/25/34 (g) (h)	8	8
Series 2004-M1-5, REMIC, 5.82%, (1 Month Term SOFR + 0.97%), 08/25/34 (g) (h)	1	1
Series 2005-1A-AB4, REMIC, 5.45%, (1 Month Term SOFR + 0.59%), 03/25/36 (g) (h)	17	16
DC Office Trust 2019-MTC
Series 2019-A-MTC, REMIC, 2.97%, 10/15/29	2,250	1,982
Delta Air Lines, Inc.
Series 2020-1, 2.00%, 06/10/28	761	711
Dryden 54 Senior Loan Fund
Series 2017-AR-54A, 6.48%, 10/19/29 (h)	530	531
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 6.29%, (1 Month Term SOFR + 1.19%), 07/15/38 (h)	3,921	3,913
First Franklin Mortgage Loan Trust 2004-FF10 Asset-Backed Certificates, Series 2004-FF10
Series 2004-M3-FF8, REMIC, 6.39%, (1 Month Term SOFR + 1.54%), 10/25/34 (g) (h)	475	464
GoldenTree Loan Management US CLO 16 Ltd
Series 2022-AR-16A, 6.95%, (3 Month Term SOFR + 1.67%), 01/20/34 (h)	1,000	1,004
Goldentree Loan Management US CLO 4, Ltd.
Series 2019-ARR-4A, 6.43%, (3 Month Term SOFR + 1.15%), 04/24/31 (h)	2,223	2,224
Golub Capital Partners
Series 2024-A1-1A, 6.56%, 04/20/33 (h)	861	862
Golub Capital Partners CLO 26B Ltd
Series 2015-A1R-26A, 6.56%, (3 Month Term SOFR + 1.28%), 04/20/31 (h)	214	214
GS Mortgage Securities Corp.
Series 2005-1A1-15, REMIC, 5.48%, (1 Month Term SOFR + 0.62%), 01/25/36 (g) (h)	287	235
GSAMP Trust 2006-FM2
Series 2006-A1-FM2, REMIC, 5.25%, (1 Month Term SOFR + 0.39%), 09/25/36 (g) (h)	2,580	849
GTP Acquisition Partners I, LLC
Series 2015-A-2, 3.48%, 06/16/25	300	297
HarborView Mortgage Loan Trust 2006-12
Series 2006-1A1A-12, REMIC, 5.49%, (1 Month Term SOFR + 0.52%), 12/19/36 (g) (h)	375	308
IndyMac MBS, Inc.
Series 2005-2A1A-AR12, REMIC, 5.45%, (1 Month Term SOFR + 0.59%), 07/25/35 (g) (h)	224	205
J.P. Morgan Mortgage Acquisition Trust 2006-CW2
Series 2006-AF3-CW2, REMIC, 6.28%, 08/25/36 (g)	998	598
J.P. Morgan Mortgage Acquisition Trust 2006-NC2
Series 2006-M1-NC2, REMIC, 5.37%, (1 Month Term SOFR + 0.52%), 07/25/36 (g) (h)	176	169
JetBlue Airways Corporation
Series 2019-AA-1, 2.75%, 05/15/32	238	211
Series 2020-1A-1, 4.00%, 11/15/32	2,236	2,132
LCCM 2021-FL2 Trust
Series 2021-A-FL2, 6.41%, (1 Month Term SOFR + 1.31%), 12/15/38 (g) (h)	404	400
Long Beach Mortgage Loan Trust 2006-8
Series 2006-2A3-8, REMIC, 5.29%, (1 Month Term SOFR + 0.43%), 09/25/36 (g) (h)	906	247
Magnetite XII, Ltd.
Series 2015-AR4-12A, 6.45%, (3 Month Term SOFR + 1.15%), 10/15/31 (h)	1,046	1,046
MASTR Asset Backed Securities Trust 2006-AM1
Series 2005-M1-NC1, REMIC, 5.69%, (1 Month Term SOFR + 0.83%), 12/25/34 (g) (h)	630	592
Merrill Lynch Mortgage Capital Inc.
Series 2005-M1-WMC1, REMIC, 5.72%, (1 Month Term SOFR + 0.86%), 09/25/35 (g) (h)	582	550
MF1 2022-FL8 Ltd.
Series 2022-A-FL8, 6.31%, (1 Month Term SOFR + 1.35%), 02/20/37 (h)	969	964
Morgan Stanley Home Equity Loan Trust 2007-2
Series 2007-A1-2, REMIC, 5.07%, (1 Month Term SOFR + 0.21%), 04/25/37 (g) (h)	9	4
MortgageIT Mortgage Loan Trust 2006-1
Series 2006-1A2-1, REMIC, 5.37%, (1 Month Term SOFR + 0.51%), 04/25/36 (g) (h)	304	238
New Century Home Equity Loan Trust
Series 2005-M2-D, REMIC, 5.67%, (1 Month Term SOFR + 0.82%), 02/25/36 (g) (h)	300	243
New Century Home Equity Loan Trust 2006-2
Series 2006-A2B-2, REMIC, 5.29%, (1 Month Term SOFR + 0.27%), 08/25/36 (g) (h)	192	189
New Residential Mortgage Loan Trust 2018-3
Series 2018-A1-3A, REMIC, 4.50%, 05/25/58 (h)	350	344
Ocean Trails CLO 8
Series 2020-ARR-8A, 6.44%, (3 Month Term SOFR + 1.29%), 07/15/34 (h)	1,000	1,001
Octagon Investment Partners XV, Ltd.
Series 2013-A1RR-1A, 6.51%, (3 Month Term SOFR + 1.23%), 07/19/30 (h)	1,045	1,045
RALI Series 2007-QS3 Trust
Series 2007-A2-QS3, REMIC, 6.00%, 02/25/37	31	24
Renaissance Home Equity Loan Trust 2007-3
Series 2007-AF3-3, REMIC, 7.24%, 09/25/37 (g) (h)	138	56
Residential Accredit Loans, Inc.
Series 2005-A10-QS17, REMIC, 6.00%, 12/25/35	24	21
Residential Asset Mortgage Products, Inc.
Series 2005-A2-EFC7, REMIC, 5.43%, (1 Month Term SOFR + 0.57%), 12/25/35 (g) (h)	135	110
SMRT 2022-MINI
Series 2022-A-MINI, REMIC, 6.10%, (1 Month Term SOFR + 1.00%), 01/15/27 (h)	1,600	1,585
Spirit Airlines, Inc.
Series 2015-A-1, 4.10%, 04/01/28	539	503
Structured Asset Securities Corporation
Series 2005-2A4-2, REMIC, 4.46%, 08/25/35 (h)	1	2
Symphony CLO XXIV Ltd
Series 2020-AR-24A, 6.52%, 01/23/32 (h)	944	944
Tesco Property Finance 5 PLC
Series BN-5, 5.66%, 10/13/41, GBP (e)	555	742
Trinitas CLO XII Ltd
Series 2020-A1R-12A, 6.65%, (3 Month Term SOFR + 1.37%), 04/25/33 (h)	2,200	2,201
Trinitas CLO XIV, Ltd.
Series 2020-A1R-14A, 6.62%, (3 Month Term SOFR + 1.34%), 01/25/34 (h)	1,000	1,002
TSTAT 2022-1 Ltd
Series 2022-A1RR-1A, 6.44%, (3 Month Term SOFR + 0.00%), 07/20/37 (h)	1,000	1,000

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
United Airlines 2014-2 Pass-Through Trust
Series 2014-A-2, 3.75%, 09/03/26	50	49
United Airlines Pass Through Certificates, Series 2016-2
Series 2016-A-2, 3.10%, 10/07/28	333	300
Series 2024-AA-1, 5.45%, 02/15/37	800	833
United Airlines Pass Through Trust 2019-2AA
Series 2019-AA-2, REMIC, 2.70%, 05/01/32	3,717	3,317
United Airlines, Inc.
Series 2014-A-1, 4.00%, 04/11/26	458	451
Verdelite Static CLO 2024-1 Ltd
Series 2024-A-1A, 6.42%, (3 Month Term SOFR + 1.13%), 07/20/32 (h)	2,000	2,002
Total Non-U.S. Government Agency Asset-Backed Securities (cost $79,363)		76,091
SENIOR FLOATING RATE INSTRUMENTS 0.8%
Financials 0.3%
Avolon TLB Borrower 1 (US) LLC
2023 Term Loan B6, 6.96%, (SOFR + 2.00%), 06/22/28 (h)	964	965
Cotiviti Corporation
2024 Term Loan, 8.45%, (SOFR + 3.25%), 02/21/31 (h)	1,293	1,292
Delos Aircraft Designated Activity Co
Term Loan, 7.08%, (3 Month Term SOFR + 1.75%), 10/14/27 (h)	120	121
Setanta Aircraft Leasing Designated Activity Co
2024 Term Loan B, 7.08%, (3 Month Term SOFR + 1.75%), 11/06/28 (h)	1,000	1,004
		3,382
Communication Services 0.3%
Charter Communications Operating, LLC
2019 Term Loan B2, 7.08%, (SOFR + 1.75%), 02/01/27 (h)	1,021	1,020
2023 Term Loan B4, 7.33%, (SOFR + 2.00%), 12/02/30 (h)	993	983
DirecTV Financing, LLC
2024 Term Loan, 10.61%, (1 Month Term SOFR + 5.25%), 08/02/29 (h)	373	366
Ontario Gaming GTA LP
Term Loan B, 9.58%, (3 Month Term SOFR + 4.25%), 07/11/30 (h)	398	398
		2,767
Industrials 0.1%
Carnival Corporation
2024 Term Loan B2, 8.00%, (SOFR + 2.75%), 08/09/27 (h)	267	268
GBT US III LLC
Term Loan B, 8.28%, (3 Month Term SOFR + 3.00%), 07/28/31 (h)	400	399
Modena Buyer LLC
Term Loan, 9.83%, (3 Month Term SOFR + 4.50%), 04/03/31 (h)	300	287
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 9.03%, (SOFR + 3.75%), 09/16/27 (h)	239	243
		1,197
Information Technology 0.1%
Broadcom Inc.
2023 Term Loan A3, 5.98%, (SOFR + 1.13%), 08/14/26 (h)	500	498
Consumer Discretionary 0.0%
Station Casinos LLC
2024 Term Loan B, 7.50%, (1 Month Term SOFR + 2.25%), 03/07/31 (h)	497	495
Utilities 0.0%
Vistra Zero Operating Company, LLC
Term Loan B, 8.00%, (1 Month Term SOFR + 2.75%), 03/20/31 (h)	199	199
Total Senior Floating Rate Instruments (cost $8,546)		8,538
PREFERRED STOCKS 0.3%
Financials 0.3%
CoBank, ACB, 6.20%, (100, 01/01/25) (d)	3	299
Morgan Stanley, 6.50%, (25, 10/15/27) (d)	35	920
Wells Fargo & Company, 4.25%, (25, 09/15/26) (d)	65	1,320
Total Preferred Stocks (cost $2,793)		2,539
COMMON STOCKS 0.0%
Financials 0.0%
DrillCo Holding Lux S.A. (i) (k)	—	3
DrillCo Holding Lux S.A. (i) (k)	1	28
DrillCo Holding Lux S.A. (i) (k)	—	9
DrillCo Holding Lux S.A. (i) (k)	3	82
Total Common Stocks (cost $76)		122
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.6%
JNL Government Money Market Fund - Class SL, 4.92% (q) (r)	6,363	6,363
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 4.82% (q) (r)	267	267
Total Short Term Investments (cost $6,630)		6,630
Total Investments 121.3% (cost $1,270,850)		1,233,041
Total Purchased Options 0.0% (cost $10)		20
Other Derivative Instruments (0.0)%		(231)
Other Assets and Liabilities, Net (21.3)%		(216,317)
Total Net Assets 100.0%		1,016,513

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2024, the value and the percentage of net assets of these securities was $191,347 and 18.8% of the Fund.

(b) All or a portion of the security was on loan as of September 30, 2024.

(c) Convertible security.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Non-income producing security.

(j) As of September 30, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2024, the total payable for investments purchased on a delayed delivery basis was $222,975.

(n) All or a portion of the security is pledged or segregated as collateral.

(o) Treasury inflation indexed note, par amount is adjusted for inflation.

(p) Treasury inflation indexed note, par amount is not adjusted for inflation.

(q) Investment in affiliate.

(r) Yield changes daily to reflect current market conditions. Rate was the quoted yield

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

as of September 30, 2024.

JNL/PIMCO Investment Grade Credit Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	1,013	44,739	45,485	11	—	—	267	0.1
JNL Government Money Market Fund, 4.92% - Class SL	3,913	42,088	39,638	141	—	—	6,363	0.6
	4,926	86,827	85,123	152	—	—	6,630	0.7

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Anglian Water Services Financing PLC, 6.00%, 06/20/39	07/10/24	130	134	—
Banco Santander, S.A., 4.88%, 10/18/31	09/25/24	3,257	3,256	0.3
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.95%, 08/12/31	04/19/24	184	202	—
Commonwealth of Australia, 1.00%, 11/21/31	03/10/21	2,891	2,249	0.2
DrillCo Holding Lux S.A., 7.50%, 06/15/30	06/12/23	12	13	—
EP Infrastructure, a.s., 1.82%, 03/02/31	07/10/24	266	287	—
EPH Financing International, a.s., 5.88%, 11/30/29	07/25/24	781	812	0.1
Erste Group Bank AG, 4.25% (callable at 100, 10/15/27)	01/27/21	2,468	2,084	0.2
Gaz Finance PLC, 01/27/29	01/20/21	1,800	875	0.1
Greene King Finance PLC, 5.32%, 09/15/31	04/02/19	429	396	—
JDE Peet's N.V., 1.13%, 06/16/33	02/21/24	85	91	—
Joint Stock Company Alrosa (Public Joint Stock Company), 04/09/49	04/02/19	900	—	—
Kaisa Group Holdings Ltd., 0.00%, 04/09/49	11/25/20	303	15	—
Kaisa Group Holdings Ltd., 0.00%, 06/30/49	12/03/20	785	40	—
Kaisa Group Holdings Ltd., 0.00%, 06/30/49	02/12/20	802	40	—
Kaisa Group Holdings Ltd., 0.00%, 07/23/49	02/25/21	2,047	89	—
Kaisa Group Holdings Ltd., 0.00%, 09/28/49	02/04/21	2,616	76	—
Kaisa Group Holdings Ltd., 0.00%, 11/12/49	11/09/20	823	40	—
Ministry of Finance of the Russian Federation, 06/24/28	04/04/22	87	203	—
Ministry of Finance of the Russian Federation, 04/04/42	03/24/22	58	132	—
National Grid Electricity Transmission PLC, 2.00%, 04/17/40	07/30/24	1,150	1,176	0.1
Netflix, Inc., 3.88%, 11/15/29	04/24/19	1,831	1,620	0.2
Nykredit Realkredit A/S, 1.00%, 10/01/50	11/10/21	13	11	—
Nykredit Realkredit A/S, 1.50%, 10/01/53	10/15/21	253	205	—
Nykredit Realkredit A/S, 1.50%, 10/01/53	10/13/21	418	334	—
Phosagro Bond Funding Designated Activity Company, 01/23/25	01/15/20	600	497	0.1
SB Capital S.A., 05/23/49	09/19/19	615	—	—
SB Capital S.A., 10/29/49	11/23/20	5,165	—	—
SPP - distribucia , a.s., 1.00%, 06/09/31	07/10/24	257	269	—
Stichting AK Rabobank Certificaten II, 6.50%	01/17/17	760	798	0.1
SW (Finance) I PLC, 7.00%, 04/16/40	07/09/24	1,200	1,147	0.1
Tesco Property Finance 5 PLC, Series BN-5, 5.66%, 10/13/41	01/31/17	684	742	0.1
Thames Water Utilities Finance PLC, 4.38%, 01/18/31	06/20/24	944	803	0.1
Thames Water Utilities Finance PLC, 7.13%, 04/30/31	05/28/24	1,013	905	0.1
Thames Water Utilities Finance PLC, 4.38%, 07/03/34	05/22/24	612	584	0.1
Yango Justice International Limited, 0.00%, 04/15/49	11/05/21	119	1	—
Yango Justice International Limited, 0.00%, 04/15/49	12/10/20	203	—	—
Yorkshire Water Finance PLC, 1.75%, 10/27/32	07/10/24	669	686	0.1
		37,230	20,812	2.0

JNL/PIMCO Investment Grade Credit Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro BOBL	10	December 2024	EUR	1,188	2	14
United States 10 Year Note	146	December 2024		16,677	(66)	8

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/PIMCO Investment Grade Credit Bond Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
United States 10 Year Ultra Bond	95	December 2024		11,281	(49)	(43)
United States 5 Year Note	416	January 2025		45,630	(153)	81
United States Ultra Bond	225	December 2024		30,071	(176)	(125)
					(442)	(65)
Short Contracts
Euro Bund	(4)	December 2024	EUR	(531)	(2)	(9)
United States Long Bond	(87)	December 2024		(10,924)	60	119
					58	110

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
6M Australian Bank Bill Short Term Rate (S)	Paying	4.50	(S)	09/20/33	AUD	5,900	(15)	202
6M Australian Bank Bill Short Term Rate (S)	Paying	4.50	(S)	03/20/34	AUD	7,800	(20)	235
6M Australian Bank Bill Short Term Rate (S)	Paying	4.50	(S)	09/18/34	AUD	7,400	(19)	142
6M EURIBOR (S)	Receiving	2.30	(A)	09/25/29	EUR	1,000	(3)	(4)
6M EURIBOR (S)	Receiving	2.25	(A)	03/19/55	EUR	12,849	(147)	(76)
6M EURIBOR (S)	Paying	2.50	(A)	03/19/35	EUR	15,700	98	143
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.30	(S)	03/20/28	JPY	146,700	2	39
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.45	(S)	03/20/29	JPY	132,700	2	49
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	1.00	(A)	09/20/43	JPY	225,800	3	64
BRAZIBOR (A)	Paying	12.03	(A)	01/04/27	BRL	60,600	(10)	(18)
Sterling Overnight Index Average Rate (A)	Receiving	3.75	(A)	09/18/34	GBP	1,000	(2)	3
Sterling Overnight Index Average Rate (A)	Paying	4.00	(A)	09/18/29	GBP	28,600	(9)	147
U.S. SOFR (A)	Receiving	3.00	(A)	12/18/25		8,200	9	(123)
U.S. SOFR (A)	Receiving	4.14	(A)	12/31/25		8,200	10	(42)
U.S. SOFR (A)	Receiving	3.75	(A)	12/18/29		36,700	86	(131)
U.S. SOFR (A)	Receiving	3.35	(A)	06/30/31		6,100	16	(28)
U.S. SOFR (A)	Receiving	3.30	(A)	07/02/31		8,300	22	41
U.S. SOFR (A)	Receiving	3.10	(A)	07/05/31		1,800	5	15
U.S. SOFR (A)	Receiving	3.85	(A)	08/05/34		900	2	(41)
U.S. SOFR (A)	Receiving	3.80	(A)	08/06/34		800	2	(32)
U.S. SOFR (A)	Receiving	3.65	(A)	08/07/34		800	2	(22)
U.S. SOFR (A)	Receiving	3.72	(A)	08/07/34		900	2	(30)
U.S. SOFR (A)	Receiving	3.68	(A)	08/13/34		800	2	(25)
U.S. SOFR (A)	Receiving	3.57	(A)	08/14/34		800	2	(17)
U.S. SOFR (A)	Receiving	3.60	(A)	08/19/34		900	2	(21)
U.S. SOFR (A)	Receiving	3.53	(A)	08/20/34		800	2	(15)
U.S. SOFR (A)	Receiving	3.56	(A)	08/21/34		800	2	(16)
U.S. SOFR (A)	Receiving	3.61	(A)	08/22/34		800	2	(20)
U.S. SOFR (A)	Receiving	3.61	(A)	08/28/34		300	1	(7)
U.S. SOFR (A)	Receiving	3.64	(A)	08/28/34		800	2	(22)
U.S. SOFR (A)	Receiving	3.57	(A)	08/28/34		800	2	(17)
U.S. SOFR (A)	Receiving	3.60	(A)	08/28/34		800	2	(19)
U.S. SOFR (A)	Receiving	3.61	(A)	08/28/34		900	2	(23)
U.S. SOFR (A)	Receiving	3.56	(A)	08/28/34		1,300	3	(26)
U.S. SOFR (A)	Receiving	3.47	(A)	09/04/34		700	1	(9)
U.S. SOFR (A)	Receiving	3.51	(A)	09/04/34		1,400	3	(24)
U.S. SOFR (A)	Receiving	3.53	(A)	09/04/34		1,500	3	(27)
U.S. SOFR (A)	Receiving	3.41	(A)	09/05/34		900	2	(7)
U.S. SOFR (A)	Receiving	3.23	(A)	09/10/34		450	1	3
U.S. SOFR (A)	Receiving	3.24	(A)	09/16/34		400	1	3
U.S. SOFR (A)	Receiving	3.28	(A)	09/16/34		900	2	3
U.S. SOFR (A)	Receiving	3.25	(A)	09/18/34		800	2	5
U.S. SOFR (A)	Receiving	3.23	(A)	09/18/34		800	2	6
U.S. SOFR (A)	Receiving	4.10	(A)	02/18/35		100	—	(7)
U.S. SOFR (A)	Receiving	3.50	(A)	06/20/54		15,000	52	(762)
							129	(511)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
American International Group, Inc. (Q)	0.37	1.00	12/20/26	(1,000)	16	—	(5)
AT&T Inc. (Q)	0.40	1.00	12/20/24	(5,500)	9	—	(59)
AT&T Inc. (Q)	0.49	1.00	12/20/25	(2,600)	22	—	(11)
AT&T Inc. (Q)	0.54	1.00	06/20/26	(2,100)	23	(1)	(9)
AT&T Inc. (Q)	0.57	1.00	12/20/26	(800)	11	—	2
AT&T Inc. (Q)	0.68	1.00	06/20/28	(500)	9	—	12
Boeing Company, The (Q)	0.39	1.00	06/20/25	(500)	2	—	9
Boeing Company, The (Q)	0.57	1.00	06/20/27	(1,200)	(1)	(2)	41
British Telecommunications Public Limited Company (Q)	0.16	1.00	12/20/24	(700)	1	—	(3)
CDX.NA.IG.40 (Q)	0.47	1.00	06/20/28	(400)	9	—	4
CDX.NA.IG.41 (Q)	0.53	1.00	12/20/28	(1,200)	27	—	13
CDX.NA.IG.42 (Q)	0.48	1.00	06/20/29	(12,300)	279	(1)	12
CDX.NA.IG.43 (Q)	0.53	1.00	12/20/29	(9,800)	219	(1)	(1)
EADS Finance (Q)	0.40	1.00	12/20/28	(300)	8	—	6
EADS Finance (Q)	0.41	1.00	06/20/29	(900)	26	(1)	6
Ford Motor Company (Q)	0.27	5.00	12/20/24	(1,500)	16	(1)	(157)
General Electric Company (Q)	0.22	1.00	06/20/26	(1,000)	15	—	7
General Motors Company (Q)	0.65	5.00	12/20/26	(320)	31	—	(21)
General Motors Company (Q)	1.07	5.00	06/20/28	(1,500)	214	(3)	14
Glencore Finance (Europe) Limited (Q)	1.42	5.00	06/20/31	(600)	144	1	2
Hess Corporation (Q)	0.31	1.00	12/20/26	(1,800)	32	—	56
MetLife, Inc. (Q)	0.29	1.00	12/20/24	(500)	1	—	(12)
MetLife, Inc. (Q)	0.63	1.00	06/20/28	(800)	15	—	30
Mundys S.p.A. (Q)	0.61	1.00	12/20/25	(1,400)	10	—	72
Prudential Financial, Inc. (Q)	0.28	1.00	12/20/24	(800)	1	—	(19)
Rolls-Royce Group PLC (Q)	0.29	1.00	12/20/24	(2,500)	5	—	408
Rolls-Royce Group PLC (Q)	0.29	1.00	12/20/24	(800)	2	—	130
Tesco PLC (Q)	0.12	1.00	12/20/24	(800)	2	—	(15)
Tesco PLC (Q)	0.42	1.00	12/20/27	(1,700)	43	—	45
The AES Corporation (Q)	1.36	5.00	12/20/28	(300)	49	—	12
Verizon Communications Inc. (Q)	0.49	1.00	12/20/26	(1,400)	20	—	(13)
					1,260	(9)	556

JNL/PIMCO Investment Grade Credit Bond Fund — Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro BOBL Future, Nov. 2024	(5)	EUR	118.75	10/25/24	—	1
Euro BOBL Future, Nov. 2024	(5)	EUR	120.25	10/25/24	—	(1)
Euro Bund Future, Nov. 2024	(5)	EUR	133.00	10/25/24	1	2
Euro Bund Future, Nov. 2024	(5)	EUR	136.00	10/25/24	(1)	1
					—	3

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]		Value ($)
Interest Rate Swaptions
3M EURIBOR, 02/21/26	CIT	Call	2.05	02/19/25	10,800,000	EUR	10,800	20

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]		Value ($)
Interest Rate Swaptions
6M EURIBOR, 10/07/29	BCL	Call	2.36	10/03/24	1,000,000	EUR	1,000	(8)
6M EURIBOR, 10/28/34	BPC	Call	2.29	10/24/24	500,000	EUR	500	(2)
6M EURIBOR, 02/21/35	CIT	Call	2.05	02/19/25	1,200,000	EUR	1,200	(9)
6M EURIBOR, 10/03/34	JPM	Call	3.54	10/03/24	500,000	GBP	500	—
6M EURIBOR, 10/18/34	JPM	Call	2.26	10/16/24	500,000	EUR	500	(1)
6M EURIBOR, 10/07/29	BCL	Put	2.61	10/03/24	1,000,000	EUR	1,000	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]		Value ($)
6M EURIBOR, 10/28/34	BPC	Put	2.53	10/24/24	500,000	EUR	500	(1)
6M EURIBOR, 10/03/34	JPM	Put	3.85	10/03/24	500,000	GBP	500	—
6M EURIBOR, 10/18/34	JPM	Put	2.49	10/16/24	500,000	EUR	500	—
U.S. SOFR, 10/17/34	BOA	Call	3.00	10/15/24	800,000		800	—
U.S. SOFR, 10/11/34	GSC	Call	3.05	10/09/24	700,000		700	—
U.S. SOFR, 10/15/34	GSC	Call	2.98	10/10/24	800,000		800	—
U.S. SOFR, 10/23/34	GSC	Call	3.06	10/21/24	800,000		800	(1)
U.S. SOFR, 10/29/34	GSC	Call	3.13	10/25/24	800,000		800	(2)
U.S. SOFR, 10/30/24	GSC	Call	3.12	10/28/24	1,500,000		1,500	(4)
U.S. SOFR, 10/08/34	JPM	Call	3.07	10/04/24	800,000		800	—
U.S. SOFR, 10/17/34	JPM	Call	3.00	10/15/24	400,000		400	—
U.S. SOFR, 10/17/34	JPM	Call	3.00	10/15/24	400,000		400	—
U.S. SOFR, 10/17/34	JPM	Call	2.99	10/15/24	800,000		800	—
U.S. SOFR, 10/23/34	MSC	Call	3.05	10/21/24	800,000		800	(1)
U.S. SOFR, 10/30/34	UBS	Call	3.15	10/28/24	800,000		800	(2)
U.S. SOFR, 10/17/34	BOA	Put	3.40	10/15/24	800,000		800	(3)
U.S. SOFR, 10/11/34	GSC	Put	3.45	10/09/24	700,000		700	(1)
U.S. SOFR, 10/15/34	GSC	Put	3.38	10/10/24	800,000		800	(3)
U.S. SOFR, 10/23/34	GSC	Put	3.46	10/21/24	800,000		800	(2)
U.S. SOFR, 10/29/34	GSC	Put	3.48	10/25/24	800,000		800	(2)
U.S. SOFR, 10/30/24	GSC	Put	3.47	10/28/24	1,500,000		1,500	(6)
U.S. SOFR, 10/08/34	JPM	Put	3.52	10/04/24	800,000		800	—
U.S. SOFR, 10/17/34	JPM	Put	3.39	10/15/24	800,000		800	(3)
U.S. SOFR, 10/17/34	JPM	Put	3.40	10/15/24	400,000		400	(1)
U.S. SOFR, 10/17/34	JPM	Put	3.40	10/15/24	400,000		400	(2)
U.S. SOFR, 10/23/34	MSC	Put	3.45	10/21/24	800,000		800	(3)
U.S. SOFR, 10/30/34	UBS	Put	3.50	10/28/24	800,000		800	(3)
								(60)
Options on Securities
Federal National Mortgage Association, Inc, 4.00%, 10/15/2054	JPM	Call	94.11	10/08/24	600,000		565	(12)
Federal National Mortgage Association, Inc, 4.00%, 10/15/2054	JPM	Put	91.11	10/08/24	600,000		547	—
								(12)

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BCL	10/02/24	AUD	3,306	2,286	11
BRL/USD	CIT	11/04/24	BRL	8,931	1,633	42
CAD/USD	BNP	10/02/24	CAD	9,137	6,756	12
CAD/USD	MSC	10/02/24	CAD	9,868	7,296	(28)
CNY/USD	BNP	10/25/24	CNY	2,235	319	4
CNY/USD	CIT	10/25/24	CNY	8,325	1,189	14
CNY/USD	JPM	10/25/24	CNY	2,271	325	4
DKK/USD	BNP	10/02/24	DKK	306	46	—
DKK/USD	CIT	10/02/24	DKK	9,396	1,403	—
DKK/USD	JPM	10/02/24	DKK	638	95	—
DKK/USD	MSC	10/02/24	DKK	604	90	—
EUR/USD	BNP	10/02/24	EUR	22,368	24,899	(93)
GBP/USD	BNP	10/02/24	GBP	2,727	3,646	56
GBP/USD	SCB	10/02/24	GBP	6,829	9,130	(17)
IDR/USD	CIT	10/16/24	IDR	446,104	29	1
INR/USD	CIT	10/24/24	INR	158,670	1,892	5
INR/USD	GSC	10/24/24	INR	14,659	175	—
INR/USD	SCB	10/24/24	INR	59,335	707	1
TRY/USD	BCL	10/04/24	TRY	6,714	196	6
TRY/USD	JPM	10/24/24	TRY	3,449	98	1
TRY/USD	BCL	10/25/24	TRY	46,460	1,324	7
TRY/USD	JPM	11/06/24	TRY	1,021	28	1
TRY/USD	JPM	11/07/24	TRY	964	27	1
TRY/USD	BCL	11/12/24	TRY	4,248	119	5
TRY/USD	BCL	11/19/24	TRY	10,891	302	9
TRY/USD	JPM	11/21/24	TRY	7,655	212	8
TRY/USD	BCL	11/26/24	TRY	23,616	650	23
TRY/USD	JPM	11/26/24	TRY	25,709	707	24
TRY/USD	BCL	11/29/24	TRY	41,188	1,130	35

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
TRY/USD	JPM	12/04/24	TRY	17,693	483	13
TRY/USD	JPM	12/11/24	TRY	4,268	116	2
TRY/USD	JPM	12/17/24	TRY	3,908	105	1
TRY/USD	JPM	12/19/24	TRY	6,300	169	2
TRY/USD	JPM	05/06/25	TRY	1,158	27	1
TRY/USD	JPM	05/08/25	TRY	23,377	550	24
USD/AUD	UBS	10/02/24	AUD	(3,306)	(2,286)	(38)
USD/AUD	BCL	11/04/24	AUD	(3,306)	(2,287)	(11)
USD/CAD	SCB	10/02/24	CAD	(19,002)	(14,050)	82
USD/CAD	MSC	11/04/24	CAD	(9,860)	(7,297)	28
USD/CNY	BNP	10/25/24	CNY	(17,849)	(2,550)	(68)
USD/CNY	BNP	11/20/24	CNY	(2,230)	(319)	(4)
USD/CNY	CIT	11/20/24	CNY	(8,306)	(1,189)	(14)
USD/CNY	JPM	11/20/24	CNY	(2,266)	(324)	(4)
USD/DKK	JPM	10/02/24	DKK	(4,696)	(701)	1
USD/DKK	MSC	10/02/24	DKK	(3,415)	(510)	(1)
USD/DKK	SCB	10/02/24	DKK	(2,834)	(423)	(1)
USD/DKK	BNP	11/04/24	DKK	(305)	(46)	—
USD/DKK	CIT	11/04/24	DKK	(61)	(9)	—
USD/DKK	JPM	11/04/24	DKK	(637)	(95)	—
USD/DKK	MSC	11/04/24	DKK	(603)	(90)	—
USD/EUR	BNP	10/02/24	EUR	(3,068)	(3,415)	5
USD/EUR	MSC	10/02/24	EUR	(19,300)	(21,484)	26
USD/EUR	BNP	11/04/24	EUR	(22,368)	(24,936)	90
USD/GBP	BCL	10/02/24	GBP	(9,556)	(12,776)	(169)
USD/GBP	SCB	11/04/24	GBP	(6,829)	(9,130)	17
USD/MXN	BNP	12/11/24	MXN	(6,601)	(332)	(4)
USD/MXN	UBS	12/18/24	MXN	(28)	(1)	—
USD/MXN	GSC	02/11/25	MXN	(8,134)	(405)	(5)
USD/MXN	DUB	02/13/25	MXN	(17,943)	(892)	(6)
USD/PEN	CIT	12/18/24	PEN	(1,031)	(278)	(7)
					(37,666)	92

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Alibaba Group Holding Limited (Q)	BNP	0.29	1.00	12/20/24	(300)	1	4	(3)
Alibaba Group Holding Limited (Q)	BCL	0.29	1.00	12/20/24	(200)	—	3	(3)
Banco Do Brasil SA (Q)	JPM	1.05	1.00	12/20/24	(1,000)	1	(23)	24
Presidencia da Republica (Q)	CIT	0.33	1.00	12/20/24	(600)	1	(10)	11
Presidencia da Republica (Q)	GSC	0.33	1.00	12/20/24	(500)	1	(8)	9
MCDX.NA.24 (Q)	MSC	0.00	1.00	06/20/25	(150)	1	(5)	6
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.18	1.00	12/20/24	(100)	—	(1)	1
Gobierno Federal de los Estados Unidos Mexicanos (Q)	MSC	0.29	1.00	12/20/25	(300)	2	(4)	6
Gobierno Federal de los Estados Unidos Mexicanos (Q)	MSC	0.18	1.00	12/20/24	(500)	1	(3)	4
PT Pertamina (Persero) (Q)	BCL	0.27	1.00	12/20/24	(400)	1	(4)	5
South Africa, Parliament of (Q)	BCL	0.61	1.00	12/20/24	(800)	2	(30)	32
South Africa, Parliament of (Q)	GSC	0.61	1.00	12/20/24	(1,000)	2	(40)	42
					(5,850)	13	(121)	134

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Investment Grade Credit Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	851,096	—	851,096
Government And Agency Obligations	—	288,025	—	288,025
Non-U.S. Government Agency Asset-Backed Securities	—	76,091	—	76,091
Senior Floating Rate Instruments	—	8,538	—	8,538
Preferred Stocks	2,539	—	—	2,539
Common Stocks	—	—	122	122
Short Term Investments	6,630	—	—	6,630
	9,169	1,223,750	122	1,233,041
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	222	—	—	222
Centrally Cleared Interest Rate Swap Agreements	—	1,100	—	1,100
Centrally Cleared Credit Default Swap Agreements	—	881	—	881
Exchange Traded Futures Options	4	—	—	4
OTC Purchased Options	—	20	—	20
Open Forward Foreign Currency Contracts	—	562	—	562
OTC Credit Default Swap Agreements	—	140	—	140
	226	2,703	—	2,929
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(177)	—	—	(177)
Centrally Cleared Interest Rate Swap Agreements	—	(1,611)	—	(1,611)
Centrally Cleared Credit Default Swap Agreements	—	(325)	—	(325)
Exchange Traded Futures Options	(1)	—	—	(1)
OTC Written Options	—	(72)	—	(72)
Open Forward Foreign Currency Contracts	—	(470)	—	(470)
OTC Credit Default Swap Agreements	—	(6)	—	(6)
	(178)	(2,484)	—	(2,662)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/PIMCO Real Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 111.7%
U.S. Treasury Inflation Indexed Securities 89.5%
Treasury, United States Department of
0.13%, 04/15/25 - 02/15/52 (a)	119,401	104,527
0.13%, 10/15/25 (a) (b)	5,455	5,349
0.63%, 01/15/26 - 07/15/32 (a) (c)	136,436	128,982
2.00%, 01/15/26 (a) (c)	24,038	23,989
0.13%, 07/15/26 - 01/15/32 (a) (c)	157,670	148,371
0.38%, 01/15/27 (a)	22,800	22,152
2.38%, 01/15/27 (a) (b)	406	412
0.38%, 07/15/27 (a) (c)	42,690	41,503
1.63%, 10/15/27 (a)	21,767	21,910
0.50%, 01/15/28 (a) (c)	88,755	85,894
1.75%, 01/15/28 (a)	14,541	14,659
1.25%, 04/15/28 (a) (b)	6,187	6,129
3.63%, 04/15/28 (a) (c)	40,087	42,955
0.75%, 07/15/28 - 02/15/42 (a) (c)	83,709	76,744
2.38%, 10/15/28 (a) (c)	38,407	39,895
0.88%, 01/15/29 - 02/15/47 (a)	34,493	30,023
2.50%, 01/15/29 (a)	17,136	17,875
2.13%, 04/15/29 (a) (c)	5,491	5,646
3.88%, 04/15/29 (a)	14,069	15,528
0.25%, 07/15/29 (a) (c)	50,351	47,778
1.13%, 01/15/33 (a)	23,336	22,520
1.38%, 07/15/33 - 02/15/44 (a) (c)	86,043	82,436
1.75%, 01/15/34 (a) (c)	44,409	44,923
1.88%, 07/15/34 (a) (c)	7,418	7,601
2.13%, 02/15/40 - 02/15/54 (a)	47,611	49,649
0.63%, 02/15/43 (a)	8,674	6,961
0.75%, 02/15/45 (a)	30,366	24,260
1.00%, 02/15/46 - 02/15/48 (a)	38,588	32,030
1.00%, 02/15/49 (a) (b)	3,300	2,692
0.25%, 02/15/50 (a)	15,538	10,306
1.50%, 02/15/53 (a)	6,137	5,551
		1,169,250
Mortgage-Backed Securities 14.6%
Federal Home Loan Mortgage Corporation
7.54%, (6 Month USD LIBOR + 1.83%), 07/01/36 (d)	50	51
7.25%, (1 Year USD LIBOR + 1.50%), 09/01/36 (d)	17	17
6.48%, (1 Year USD LIBOR + 1.61%), 10/01/36 (d)	14	14
Federal National Mortgage Association, Inc.
5.52%, (1 Year USD LIBOR + 1.27%), 11/01/35 (d)	11	11
6.32%, (1 Year USD LIBOR + 1.81%), 03/01/36 (d)	24	25
4.50%, 09/01/52 - 11/01/52	935	920
5.00%, 06/01/53	367	367
6.50%, 12/01/53	1,007	1,038
TBA, 4.00%, 11/15/54 (c)	8,000	7,685
TBA, 4.50%, 11/15/54 - 12/15/54 (c)	55,999	55,048
TBA, 5.50%, 11/15/54 (c)	17,100	17,302
TBA, 6.00%, 11/15/54 (c)	39,800	40,685
TBA, 6.50%, 11/15/54 (c)	19,000	19,599
Government National Mortgage Association
3.50%, 08/20/54	99	94
TBA, 3.50%, 10/15/54 (c)	51,000	47,939
		190,795
Treasury Inflation Indexed Securities 7.1%
Cabinet Office, Government of Japan
0.10%, 03/10/28 - 03/10/29, JPY (a)	3,387,572	24,413
Canada, Government of
4.25%, 12/01/26, CAD (a)	7,017	5,501
Gouvernement De France
0.10%, 03/01/26, EUR (a) (e)	12,585	13,830
0.10%, 07/25/31 - 07/25/38, EUR (a)	2,519	2,677
Segretariato Generale Della Presidenza Della Repubblica
1.40%, 05/26/25, EUR (f)	38,300	42,552
0.40%, 05/15/30, EUR (a) (e)	2,069	2,198
1.80%, 05/15/36, EUR (a) (g)	814	909
		92,080
Collateralized Mortgage Obligations 0.5%
Federal Home Loan Mortgage Corporation
Series F1-278, 5.91%, (SOFR 30-Day Average + 0.56%), 09/15/42 (d)	972	958
Series WF-4779, REMIC, 5.57%, (SOFR 30-Day Average + 0.46%), 07/15/44 (d)	657	650
Series T-1A1-62, REMIC, 6.32%, (12 Month Treasury Average + 1.20%), 10/25/44 (d)	89	80
Series T-1A1-63, REMIC, 6.32%, (12 Month Treasury Average + 1.20%), 02/25/45 (d)	67	63
Federal National Mortgage Association, Inc.
Series 2007-A1-73, REMIC, 5.45%, (SOFR 30-Day Average + 0.17%), 07/25/37 (d)	21	21
Government National Mortgage Association
Series 2017-FB-H10, REMIC, 6.52%, (1 Year USD LIBOR + 1.47%), 04/20/67 (d)	1,096	1,117
Series 2018-FG-H15, REMIC, 5.46%, (1 Year USD LIBOR + 0.87%), 08/20/68 (d)	1,495	1,504
Series 2022-F-H22, REMIC, 6.25%, (SOFR 30-Day Average + 0.90%), 10/20/72 (d)	2,293	2,260
		6,653
Asset-Backed Securities 0.0%
U.S. Small Business Administration
5.29%, 12/01/27	55	55
Total Government And Agency Obligations (cost $1,457,899)		1,458,833
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 10.1%
522 Funding CLO 2018-3(A), Ltd.
Series 2018-AR-3A, 6.58%, (3 Month Term SOFR + 1.30%), 10/20/31 (d)	427	427
Ace Securities Corp. Home Equity Loan Trust, Series 2007-ASAP1
Series 2007-A2B-ASP1, REMIC, 5.37%, (1 Month Term SOFR + 0.51%), 03/25/37 (d) (h)	330	129
Adagio Clo VIII Designated Activity Company
Series VIII-AN-A, 4.61%, (3 Month EURIBOR + 0.93%), 04/15/32, EUR (d) (g)	1,600	1,779
Adagio V CLO Designated Activity Company
Series V-ARR-A, 4.40%, (3 Month EURIBOR + 0.72%), 10/15/31, EUR (d) (g)	958	1,063
AG Trust 2024-NLP
Series 2024-A-NLP, REMIC, 7.11%, 08/15/29 (d)	900	901
Allegro CLO IX Ltd
Series 2018-A1R-3A, 6.51%, (3 Month Term SOFR + 1.23%), 10/16/31 (d)	511	511
Alternative Loan Trust 2005-43
Series 2005-A4-29CB, REMIC, 5.00%, 07/25/35	67	37
Alternative Loan Trust 2006-HY11
Series 2006-A1-HY11, REMIC, 5.21%, (1 Month Term SOFR + 0.35%), 06/25/36 (d) (h)	251	233
Alternative Loan Trust 2007-1T1
Series 2007-1A1-1T1, REMIC, 6.00%, 03/25/37	2,197	813
Alternative Loan Trust 2007-4CB
Series 2007-1A35-4CB, REMIC, 6.00%, 04/25/37	216	187
AMMC CLO XII, Limited
Series 2013-AR2-12A, 6.31%, (3 Month Term SOFR + 1.21%), 11/11/30 (d)	177	177
Anchorage Capital Europe CLO 1 Designated Activity Company
Series A1R-1A, 4.47%, (3 Month EURIBOR + 0.78%), 01/15/31, EUR (d) (g)	1,985	2,205
Apidos CLO XXVII
Series 2017-A1AR-26A, 6.44%, (3 Month Term SOFR + 1.16%), 07/18/29 (d)	256	256
Series 2017-A1R-27A, 6.48%, (3 Month Term SOFR + 1.19%), 07/17/30 (d)	435	435
Arbor Realty Collateralized Loan Obligation Ltd
Series 2022-A-FL1, 6.79%, (SOFR 30-Day Average + 1.45%), 01/15/37 (d)	1,189	1,186
Arbour CLO VI Designated Activity Company
Series AR-6A, 0.00%, 11/15/37, EUR (d) (g)	1,000	1,112

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Ares European CLO VI Designated Activity Company
Series 2013-ARR-6A, 4.30%, (3 Month EURIBOR + 0.61%), 04/15/30, EUR (d) (g)	266	295
Armada Euro Clo III Designated Activity Company
Series A1R-3A, 4.40%, (3 Month EURIBOR + 0.72%), 07/15/31, EUR (d) (g)	2,035	2,265
Atlas Senior Loan Fund Ltd
Series 2017-A-8A, 6.70%, (3 Month Term SOFR + 1.41%), 01/16/30 (d)	130	130
Atlas Senior Loan Fund XV Ltd
Series 2019-A1R-15A, 6.35%, (3 Month Term SOFR + 1.22%), 10/23/32 (d)	500	500
Bain Capital Credit CLO 2021-2 Ltd
Series 2021-A1R-2A, 0.00%, (3 Month Term SOFR + 0.00%), 07/16/34 (d)	600	600
Banc of America Mortgage Securities, Inc.
Series 2005-2A1-E, REMIC, 5.61%, 06/25/35 (d)	12	11
Barings CLO Ltd 2016-II
Series 2016-AR2-2A, 6.61%, (3 Month Term SOFR + 1.33%), 01/20/32 (d)	689	690
Bastille Euro CLO 2020-3 Designated Activity Company
Series 2020-A-3A, 4.84%, (3 Month EURIBOR + 1.15%), 01/15/34, EUR (d) (g)	500	557
BCAP LLC Trust 2011-RR5
Series 2011-12A1-RR5, REMIC, 4.48%, 03/26/37 (d)	146	140
BDS 2022-FL11 LLC
Series 2022-ATS-FL11, 6.76%, (1 Month Term SOFR + 1.80%), 03/21/39 (d)	1,514	1,514
Bear Stearns ALT-A Trust 2006-3
Series 2005-24A1-10, REMIC, 5.34%, 01/25/36 (d)	74	69
Bear Stearns ALT-A Trust Mortgage Pass-Through Certificates Series 2006-4
Series 2006-21A1-4, REMIC, 4.85%, 08/25/36 (d)	84	52
Bear Stearns ARM Trust 2004-1
Series 2003-3A2-3, REMIC, 6.64%, 05/25/33 (d)	6	6
Series 2003-2A1-9, REMIC, 5.50%, 02/25/34 (d)	34	32
Series 2004-22A1-9, REMIC, 6.07%, 11/25/34 (d)	22	22
Series 2004-22A1-10, REMIC, 5.13%, 01/25/35 (d)	24	21
Bear Stearns ARM Trust 2005-6
Series 2005-2A1-1, REMIC, 4.86%, 03/25/35 (d)	59	55
Bear Stearns Structured Products Inc. Trust 2007-R6
Series 2007-2A1-R6, REMIC, 4.21%, 12/26/46 (d)	167	132
Black Diamond CLO 2019-1 Designated Activity Company
Series 2019-A1R-1A, 4.52%, (3 Month EURIBOR + 0.98%), 05/15/32, EUR (d) (g)	341	380
Blackrock European CLO IV Designated Activity Company
Series A-4A, 4.53%, (3 Month EURIBOR + 0.85%), 07/15/30, EUR (d) (g)	575	639
BlueMountain CLO XXII Ltd
Series 2018-A1-22A, 6.64%, (3 Month Term SOFR + 1.34%), 07/15/31 (d)	822	822
BlueMountain EUR CLO 2016-1 DAC
Series 2016-AR-1A, 4.48%, (3 Month EURIBOR + 0.79%), 04/26/32, EUR (d) (g)	399	444
Capital Four US CLO II Ltd.
Series 2022-AR-1A, 7.18%, (3 Month Term SOFR + 1.90%), 01/21/37 (d)	500	505
Carlyle Euro CLO 2017-2 Designated Activity Company
Series 2017-A1R-2A, 4.17%, (3 Month EURIBOR + 0.63%), 08/15/30, EUR (d) (g)	611	680
Carlyle Global Market Strategies CLO 2013-1, Ltd
Series 2013-A1RR-1A, 6.33%, (3 Month Term SOFR + 1.21%), 08/14/30 (d)	260	260
Carlyle Global Market Strategies Euro CLO 2014-2 Designated Activity Company
Series 2014-AR1-2A, 4.29%, (3 Month EURIBOR + 0.75%), 11/15/31, EUR (d) (g)	1,107	1,229
Carlyle US CLO 2017-1, Ltd.
Series 2017-A1R-1A, 6.54%, (3 Month Term SOFR + 1.26%), 04/21/31 (d)	666	667
CBAM 2018-5 Ltd
Series 2018-A-5A, 6.57%, (3 Month Term SOFR + 1.28%), 04/17/31 (d)	459	459
CBAM 2019-10, Ltd.
Series 2019-A1R-10A, 6.66%, (3 Month Term SOFR + 1.38%), 04/20/32 (d)	751	752
C-Bass Mortgage Loan Asset Backed Certificates Series 2002-CB2
Series 2005-M4-CB3, REMIC, 6.02%, (1 Month Term SOFR + 1.16%), 08/25/34 (d) (h)	203	195
Cedar Funding V CLO, Ltd.
Series 2016-A1R-5A, 6.65%, (3 Month Term SOFR + 1.36%), 07/17/31 (d)	558	558
Chase Mortgage Finance Trust Series 2007-A1
Series 2007-5A1-A1, REMIC, 6.72%, 02/25/37 (d)	7	7
CHL Mortgage Pass-Through Trust 2007-1
Series 2007-A1-1, REMIC, 6.00%, 03/25/37	702	336
CIFC European Funding CLO III Designated Activity Company
Series A-3A, 4.74%, (3 Month EURIBOR + 1.05%), 01/15/34, EUR (d) (g)	4,000	4,453
CIFC Funding 2018-III Ltd
Series 2018-A-3A, 6.64%, (3 Month Term SOFR + 1.36%), 07/18/31 (d)	584	585
CIFC Funding Ltd 2015-I
Series 2018-A-1A, 6.54%, (3 Month Term SOFR + 1.26%), 04/18/31 (d)	1,225	1,226
CIT Mortgage Loan Trust 2007-1
Series 2007-1M1-1, REMIC, 6.47%, (1 Month Term SOFR + 1.61%), 10/26/37 (d)	1,600	1,595
Citigroup Mortgage Loan Trust 2006-AMC1
Series 2006-A1-AMC1, REMIC, 5.26%, (1 Month Term SOFR + 0.40%), 09/25/36 (d) (h)	1,448	1,410
Citigroup Mortgage Loan Trust 2007-10
Series 2007-22AA-10, REMIC, 4.97%, 09/25/37 (d)	232	215
Citigroup Mortgage Loan Trust 2007-AMC2
Series 2007-A3A-AMC2, REMIC, 5.05%, (1 Month Term SOFR + 0.19%), 01/25/37 (d) (h)	42	31
Citigroup Mortgage Loan Trust 2007-AMC3
Series 2007-A2B-AMC3, REMIC, 5.15%, (1 Month Term SOFR + 0.29%), 03/25/37 (d) (h)	970	850
Citigroup Mortgage Loan Trust 2007-AMC4
Series 2007-M1-AMC4, REMIC, 5.24%, (1 Month Term SOFR + 0.38%), 05/25/37 (d) (h)	1,200	1,085
Citigroup Mortgage Loan Trust 2007-AR4
Series 2007-1A1A-AR4, REMIC, 4.71%, 03/25/37 (d)	813	694
Citigroup Mortgage Loan Trust Inc.
Series 2004-1CB1-NCM2, REMIC, 5.50%, 08/25/34	4	4
Series 2005-2A2B-3, REMIC, 6.25%, 08/25/35 (d)	20	20
Series 2005-A2-6, REMIC, 6.94%, (1 Year Treasury + 2.15%), 09/25/35 (d)	3	3
Series 2005-A1-6, REMIC, 7.56%, (1 Year Treasury + 2.10%), 09/25/35 (d)	4	4
Series 2005-M3-HE4, REMIC, 5.66%, (1 Month Term SOFR + 0.80%), 10/25/35 (d) (h)	3,422	3,073
Citigroup Mortgage Loan Trust Series 2007 AHL3
Series 2007-A3A-AHL3, REMIC, 5.03%, (1 Month Term SOFR + 0.17%), 07/25/45 (d) (h)	86	61
Contego CLO IV Designated Activity Company
Series AR-4A, 4.34%, (3 Month EURIBOR + 0.64%), 01/23/30, EUR (d) (g)	498	551
CQS US CLO 2022-2 Ltd
Series 2022-A1R-2A, 7.13%, (3 Month Term SOFR + 1.85%), 07/21/31 (d)	1,506	1,507

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Credit-Based Asset Servicing and Securitization LLC
Series 2007-A1-CB6, REMIC, 5.09%, (1 Month Term SOFR + 0.23%), 07/25/37 (d) (h)	68	45
Series 2007-A3-CB6, REMIC, 5.19%, (1 Month Term SOFR + 0.33%), 07/25/37 (d) (h)	2,000	1,324
Crestline Denali CLO XIV Ltd
Series 2016-AR2-1A, 6.68%, (3 Month Term SOFR + 1.40%), 10/23/31 (d)	487	487
Crestline Denali CLO XV, Ltd.
Series 2017-AR-1A, 6.57%, (3 Month Term SOFR + 1.29%), 04/22/30 (d)	777	777
CSMC Mortgage-Backed Trust 2007-1
Series 2007-1A6A-1, REMIC, 5.86%, 02/25/37 (d) (h)	577	130
CSMC Series 2015-12R
Series 2015-2A2-12R, REMIC, 3.51%, 12/03/37 (d)	1,950	1,725
CSMC Series 2015-3R
Series 2015-5A2-3R, REMIC, 5.61%, 09/29/36 (d)	345	337
CVC Cordatus Loan Fund III Designated Activity Company
Series A1RR-3A, 4.32%, (3 Month EURIBOR + 0.78%), 08/15/32, EUR (d) (g)	454	504
CWABS Asset-Backed Certificates Trust 2007-12
Series 2007-1A1-12, REMIC, 5.71%, (1 Month Term SOFR + 0.85%), 06/25/37 (d) (h)	63	61
CWABS Asset-Backed Certificates Trust 2007-8
Series 2007-1A1-8, REMIC, 5.16%, (1 Month Term SOFR + 0.30%), 02/25/36 (d) (h)	3,255	3,067
Dryden 44 Euro CLO 2015 B.V.
Series 2015-A1RR-44A, 4.82%, (3 Month EURIBOR + 8.80%), 04/17/34, EUR (d) (g)	500	553
Dryden 52 Euro Clo 2017 B.V. In Liquidatie
Series 2017-AR-52A, 4.40%, (3 Month EURIBOR + 0.86%), 05/15/34, EUR (d) (g)	358	397
Dryden 64 CLO, Ltd.
Series 2018-A-64A, 6.51%, (3 Month Term SOFR + 1.23%), 04/18/31 (d)	510	510
Elmwood CLO 24 Ltd
Series 2023-A1-3A, 6.99%, (3 Month Term SOFR + 1.70%), 12/12/33 (d)	1,750	1,755
Eurosail-UK 2007-3BL PLC
Series 2007-A3A-3X, 6.03%, (SONIA + 1.07%), 06/13/45, GBP (d) (e)	315	419
Series 2007-A3C-3A, 6.03%, (SONIA + 1.07%), 06/13/45, GBP (d) (g)	108	144
Fidelity Grand Harbour CLO 2019-1 Designated Activity Company
Series 2019-A-1A, 4.68%, (3 Month EURIBOR + 1.20%), 03/15/32, EUR (d) (g)	700	779
First Franklin Mortgage Loan Trust 2006-FF10
Series 2006-A5-FF10, REMIC, 5.28%, (1 Month Term SOFR + 0.42%), 07/25/36 (d) (h)	1,179	1,144
First Franklin Mortgage Loan Trust 2006-FF17
Series 2006-A2-FF17, REMIC, 5.09%, (1 Month Term SOFR + 0.23%), 12/25/36 (d) (h)	4,743	4,263
First NLC Trust
Series 2007-A1-1, REMIC, 5.04%, (1 Month Term SOFR + 0.18%), 08/25/37 (d)	191	96
Gallatin CLO VIII 2017-1 Ltd
Series 2017-A1R-1A, 6.65%, (3 Month Term SOFR + 1.35%), 07/15/31 (d)	822	823
Greenpoint M F T S 2006-AR4
Series 2006-A-A6, REMIC, 5.33%, (1 Month Term SOFR + 0.47%), 09/25/46 (d) (h)	217	200
Grifonas Finance No.1 PLC
Series A-1, 3.68%, (6 Month EURIBOR + 0.28%), 08/28/39, EUR (d) (e) (h)	291	316
GS Mortgage Securities Corp.
Series 2006-AF4A-7, REMIC, 6.72%, 03/25/46 (h)	220	121
GSR Mortgage Loan Trust 2005-AR1
Series 2005-1A1-AR1, REMIC, 6.58%, 01/25/35 (d)	16	15
Harborview Mortgage Loan Trust
Series 2004-2A-1, REMIC, 6.42%, 04/19/34 (d)	60	57
HarborView Mortgage Loan Trust 2007-5
Series 2007-A1A-5, REMIC, 5.46%, (1 Month Term SOFR + 0.49%), 09/19/37 (d) (h)	15	13
Harvest CLO XXI Designated Activity Company
Series A1R-21A, 4.44%, (3 Month EURIBOR + 0.76%), 07/15/31, EUR (d) (g)	577	640
Hayfin Emerald CLO XII Designated Activity Company
Series A-12A, 5.42%, (3 Month EURIBOR + 1.74%), 10/25/37, EUR (d) (g)	3,300	3,675
Henley CLO VII DAC
Series AR-7A, 4.53%, 04/25/34, EUR (d)	1,200	1,334
Home Equity Asset Trust
Series 2005-M2-8, REMIC, 5.42%, (1 Month Term SOFR + 0.56%), 02/25/36 (d) (h)	907	879
IndyMac MBS, Inc.
Series 2003-A2-A5, REMIC, 5.50%, 06/25/33	7	7
Series 2005-4A1-AR1, REMIC, 4.79%, 03/25/35 (d)	8	8
Series 2005-2A1-AR1, REMIC, 5.33%, 11/25/35 (d)	16	17
Series 2005-A1-16IP, REMIC, 5.61%, (1 Month Term SOFR + 0.75%), 07/25/45 (d) (h)	68	54
J.P. Morgan Mortgage Acquisition Trust 2006-Ch2
Series 2006-AV5-CH2, REMIC, 5.18%, (1 Month Term SOFR + 0.32%), 10/25/36 (d) (h)	13	13
J.P. Morgan Mortgage Trust 2005-A1
Series 2005-7A1-A6, REMIC, 5.57%, 08/25/35 (d)	36	35
Series 2005-2A1-A6, REMIC, 6.96%, 08/25/35 (d)	30	30
Series 2005-4A1-A6, REMIC, 5.71%, 09/25/35 (d)	4	4
J.P. Morgan Mortgage Trust 2007-A1
Series 2007-1A1-A1, REMIC, 6.84%, 07/25/35 (d)	11	11
J.P. Morgan Mortgage Trust, Series 2008-R2
Series 2008-1A1-R2, REMIC, 4.23%, 07/27/37 (d)	142	130
Kayne CLO 5 Ltd
Series 2019-AR-5A, 6.66%, (3 Month Term SOFR + 1.38%), 07/26/32 (d)	500	500
KKR CLO 11 Ltd
Series AR-11, 6.74%, (3 Month Term SOFR + 1.44%), 01/15/31 (d)	478	479
KKR CLO 9 Ltd.
Series AR2-9, 6.51%, (3 Month Term SOFR + 1.21%), 07/15/30 (d)	197	197
LCM Loan Income Fund I Ltd.
Series A-1A, 6.57%, (3 Month Term SOFR + 1.29%), 04/21/31 (d)	220	220
LCM XV LP
Series AR2-15A, 6.54%, (3 Month Term SOFR + 1.26%), 07/22/30 (d)	445	446
Lehman XS Trust, Series 2007-15N
Series 2007-2A1-15N, REMIC, 5.47%, (1 Month Term SOFR + 0.61%), 08/25/47 (d) (h)	331	311
LoanCore 2021-CRE5 Issuer Ltd.
Series 2021-A-CRE5, REMIC, 6.51%, (1 Month Term SOFR + 1.41%), 07/15/36 (d)	1,521	1,516
LoanCore 2021-CRE7 Issuer Ltd
Series 2022-A-CRE7, 6.89%, (SOFR 30-Day Average + 1.55%), 01/21/37 (d)	1,487	1,483
Long Beach Mortgage Loan Trust 2006-7
Series 2006-2A2-7, REMIC, 5.21%, (1 Month Term SOFR + 0.35%), 08/25/36 (d) (h)	380	150
M360 2021-CRE3 Ltd
Series 2021-A-CRE3, 6.53%, (1 Month Term SOFR + 1.61%), 11/22/38 (d)	229	228
Madison Park Funding XXIX LTD
Series 2018-AR-29A, 6.46%, (3 Month Term SOFR + 1.18%), 10/18/30 (d)	466	466
Man GLG Euro CLO V Designated Activity Company
Series A1R-5A, 4.17%, (3 Month EURIBOR + 0.69%), 12/15/31, EUR (d) (g)	321	357

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
MASTR Adjustable Rate Mortgages Trust 2004-10
Series 2003-2A1-6, REMIC, 5.28%, 12/25/33 (d)	37	36
MASTR Asset Backed Securities Trust 2006-AM1
Series 2005-M1-FRE1, REMIC, 5.72%, (1 Month Term SOFR + 0.86%), 10/25/35 (d) (h)	45	42
Merrill Lynch Mortgage Capital Inc.
Series 2004-2A2-A1, REMIC, 6.27%, 02/25/34 (d)	41	39
Merrill Lynch Mortgage Investors Trust, Series MLCC 2003-C
Series 2003-1A1-A2, REMIC, 6.69%, 02/25/33 (d)	21	19
MF1 2022-FL9 LLC
Series 2022-A-FL9, 7.11%, (1 Month Term SOFR + 2.15%), 06/22/37 (d)	1,487	1,489
MidOcean Credit CLO VIII
Series 2018-A1R-8A, 6.44%, (3 Month Term SOFR + 1.31%), 02/20/31 (d)	490	491
Mill City Mortgage Loan Trust 2019-GS2
Series 2019-A1-GS2, REMIC, 2.75%, 08/25/59 (d)	201	194
Morgan Stanley ABS Capital I Inc. Trust 2006-HE8
Series 2006-A2D-HE8, REMIC, 5.19%, (1 Month Term SOFR + 0.33%), 10/25/36 (d) (h)	1,184	489
Morgan Stanley ABS Capital I Inc. Trust 2007-HE6
Series 2007-A1-HE6, REMIC, 5.03%, (1 Month Term SOFR + 0.17%), 05/25/37 (d) (h)	34	30
Morgan Stanley ABS Capital Trust I Inc.
Series 2004-M3-NC7, REMIC, 5.94%, (1 Month Term SOFR + 1.09%), 07/25/34 (d) (h)	267	272
Series 2005-M2-HE2, REMIC, 5.63%, (1 Month Term SOFR + 0.77%), 01/25/35 (d) (h)	866	841
Series 2005-M3-HE5, REMIC, 5.64%, (1 Month Term SOFR + 0.79%), 09/25/35 (d) (h)	1,168	1,098
Mortgageit Trust 2004-2
Series 2004-M2-2, REMIC, 5.97%, (1 Month Term SOFR + 1.12%), 12/25/34 (d) (h)	111	107
Mountain View CLO 2017-2 Ltd.
Series 2017-AR-1A, 6.64%, (3 Month Term SOFR + 1.35%), 10/16/29 (d)	165	165
MP CLO VII, Ltd.
Series 2015-AR3-1A, 6.43%, (3 Month Term SOFR + 1.15%), 10/18/28 (d)	163	163
Neuberger Berman Loan Advisers NBLA CLO 53 Ltd
Series 2023-A-53A, 6.87%, (3 Month Term SOFR + 1.59%), 10/24/32 (d)	1,200	1,204
New Century Home Equity Loan Trust
Series 2004-M1-4, REMIC, 5.73%, (1 Month Term SOFR + 0.88%), 02/25/35 (d)	199	188
New Residential Mortgage Loan Trust 2019-RPL3
Series 2019-A1-RPL3, REMIC, 2.75%, 07/25/59 (d)	1,197	1,145
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2005-FM1
Series 2005-M3-FM1, REMIC, 5.73%, (1 Month Term SOFR + 0.88%), 05/25/35 (d) (h)	1,947	1,892
Oak Hill European Credit Partners VII Designated Activity Company
Series 2018-AR-7A, 4.43%, (3 Month EURIBOR + 0.74%), 10/20/31, EUR (d) (g)	1,405	1,557
Ocean Trails CLO 8
Series 2020-ARR-8A, 6.44%, (3 Month Term SOFR + 1.29%), 07/15/34 (d)	1,700	1,701
Octagon Investment Partners 18-R Ltd.
Series 2018-A1A-18A, 6.51%, (3 Month Term SOFR + 1.22%), 04/16/31 (d)	946	947
Octagon Investment Partners XXI, Ltd.
Series 2014-AAR3-1A, 6.38%, (3 Month Term SOFR + 1.26%), 02/14/31 (d)	583	584
OSD CLO 2021-23 Ltd/LLC
Series 2021-A-23A, 6.42%, (3 Month Term SOFR + 1.13%), 04/17/31 (d)	809	810
OZLM IX, Ltd.
Series 2014-A1A4-9A, 8.15%, 10/20/31 (d)	284	284
OZLM VIII, Ltd.
Series 2014-A1R3-8A, 6.53%, (3 Month Term SOFR + 1.24%), 10/17/29 (d)	242	243
OZLM XXIV Ltd
Series 2019-A1AR-24A, 6.70%, (3 Month Term SOFR + 1.42%), 07/20/32 (d)	600	600
Palmer Square European Loan Funding 2022-2 Designated Activity Company
Series 2022-A-2A, 4.74%, (3 Month EURIBOR + 1.05%), 10/15/31, EUR (d) (g)	610	679
Palmer Square European Loan Funding 2023-3 Designated Activity Company
Series 2023-A-3A, 5.04%, (3 Month EURIBOR + 1.50%), 05/15/33, EUR (d) (g)	803	896
Palmer Square European Loan Funding 2024-1 Designated Activity Company
Series 2024-A-1A, 5.11%, (3 Month EURIBOR + 1.25%), 08/15/33, EUR (d) (g)	1,525	1,701
Palmer Square European Loan Funding 2024-2 Designated Activity Company
Series 2024-A-2A, 4.45%, 05/15/34, EUR (d) (g)	1,600	1,780
Palmer Square Loan Funding 2020-3, Ltd.
Series 2021-A1-3A, 6.34%, (3 Month Term SOFR + 1.06%), 07/20/29 (d)	498	498
Palmer Square Loan Funding Ltd
Series 2021-A1-4A, 6.36%, (3 Month Term SOFR + 1.06%), 10/15/29 (d)	848	848
Providus CLO IV Designated Activity Company
Series AR-4A, 4.51%, (3 Month EURIBOR + 0.82%), 04/20/34, EUR (d) (g)	1,900	2,104
Rad CLO 4, Ltd.
Series 2019-AR-4A, 6.51%, (3 Month Term SOFR + 1.23%), 04/26/32 (d)	761	762
RALI Series 2007-QH8 Trust
Series 2007-A-QH8, REMIC, 6.04%, 10/25/37 (d)	436	384
RASC Series 2006-EMX1 Trust
Series 2006-A4-EMX4, REMIC, 5.43%, (1 Month Term SOFR + 0.57%), 06/25/36 (d) (h)	2,024	1,959
Residential Asset Mortgage Products, Inc.
Series 2004-MII1-RS2, REMIC, 5.84%, (1 Month Term SOFR + 0.98%), 02/25/34 (d) (h)	278	280
Residential Asset Securities Corporation
Series 2005-M2-KS11, REMIC, 5.60%, (1 Month Term SOFR + 0.74%), 12/25/35 (d) (h)	21	21
Series 2006-M1-KS3, REMIC, 5.46%, (1 Month Term SOFR + 0.61%), 04/25/36 (d) (h)	196	194
Residential Asset Securitization Trust 2006-A10
Series 2006-A5-A10, REMIC, 6.50%, 09/25/36	185	63
Romark CLO Ltd
Series 2017-A1R-1A, REMIC, 6.57%, (3 Month Term SOFR + 1.29%), 10/23/30 (d)	386	386
Sandstone Peak Ltd
Series 2021-A1R-1A, 5.87%, 10/15/34 (d)	600	600
Saranac CLO VI Limited
Series 2018-A1R-6A, 6.33%, (3 Month Term SOFR + 1.40%), 08/13/31 (d)	714	715
Saxon Asset Securities Trust 2004-3
Series 2005-M3-4, REMIC, 5.45%, (1 Month Term SOFR + 0.59%), 11/25/37 (d) (h)	2,000	1,595
Saxon Asset Securities Trust 2007-3
Series 2007-1A-3, REMIC, 5.28%, (1 Month Term SOFR + 0.42%), 09/25/47 (d) (h)	297	281
Securitized Asset Backed Receivables LLC Trust 2006-HE1
Series 2006-A2C-HE1, REMIC, 5.29%, (1 Month Term SOFR + 0.43%), 07/25/36 (d) (h)	2,522	810
Securitized Asset Backed Receivables LLC Trust 2006-HE2
Series 2006-A2C-HE2, REMIC, 5.27%, (1 Month Term SOFR + 0.41%), 07/25/36 (d) (h)	358	139
SLM Student Loan Trust 2004-1
Series 2004-A6B-3A, 6.17%, (SOFR 90-Day Average + 0.81%), 10/25/64 (d)	1,293	1,273
Sound Point CLO IV-R, Ltd.
Series 2013-A-3RA, 6.69%, (3 Month Term SOFR + 1.41%), 04/18/31 (d) (g)	238	238

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Sound Point CLO IX Ltd
Series 2015-ARRR-2A, 6.75%, (3 Month Term SOFR + 1.47%), 07/20/32 (d)	1,200	1,201
Sound Point CLO XXVIII, Ltd
Series 2020-A1R-3A, 6.56%, (3 Month Term SOFR + 1.28%), 01/26/32 (d)	1,000	1,000
Soundview Home Loan Trust 2007-OPT1
Series 2007-1A1-OPT1, REMIC, 5.17%, (1 Month Term SOFR + 0.31%), 06/25/37 (d) (h)	1,340	932
St.Paul's CLO X Designated Activity Company
Series AR-10A, 4.49%, (3 Month EURIBOR + 0.80%), 04/23/35, EUR (d) (g)	600	664
Structured Asset Mortgage Investments II Inc.
Series 2004-1A1-AR5, REMIC, 5.74%, (1 Month Term SOFR + 0.77%), 10/19/34 (d) (h)	4	4
Structured Asset Securities Corporation
Series 2004-4A1-1, REMIC, 7.25%, 02/25/34 (d)	48	46
Symphony Static CLO I Ltd
Series 2021-A-1A, REMIC, 6.38%, (3 Month Term SOFR + 1.09%), 10/25/29 (d)	227	227
TBW Mortgage-Backed Trust Series 2006-4
Series 2006-A6-4, REMIC, 6.47%, 09/25/36 (d) (h)	473	15
TCW CLO 2019-1 AMR Ltd
Series 2019-ASNR-1A, 6.39%, (3 Month Term SOFR + 1.30%), 08/16/34 (d)	600	601
Thornburg Mortgage Securities Trust
Series 2006-A2B-4, REMIC, 5.09%, (1 Month Term SOFR + 0.23%), 07/25/36 (d)	1,595	1,351
Series 2005-A3-1, REMIC, 5.59%, 04/25/45 (d)	40	39
Tikehau CLO IV B.V.
Series A1-4A, 4.58%, (3 Month EURIBOR + 0.90%), 10/15/31, EUR (d) (g)	769	855
Toro European CLO 5 Designated Activity Company
Series A-5A, 4.65%, (3 Month EURIBOR + 0.74%), 10/15/30, EUR (d) (g)	590	657
Series ANV-5A, 4.68%, (3 Month EURIBOR + 0.74%), 10/15/30, EUR (d) (g)	278	309
Toro European CLO 7 Designated Activity Company
Series ARE-7A, 4.35%, (3 Month EURIBOR + 0.81%), 02/15/34, EUR (d) (g)	1,800	1,996
Towd Point Mortgage Trust 2019-HY3
Series 2019-A1A-HY3, REMIC, 5.97%, (1 Month Term SOFR + 1.11%), 07/25/27 (d)	398	406
Tralee CLO VII Ltd
Series 2021-A1-7A, 6.87%, (3 Month Term SOFR + 1.58%), 04/25/34 (d)	1,400	1,401
TRTX 2022-FL5 Issuer, Ltd.
Series 2022-A-FL5, 6.73%, (1 Month Term SOFR + 1.65%), 02/17/39 (d) (h)	295	293
Venture 38 CLO Limited
Series 2019-A1R-38A, 6.68%, (3 Month Term SOFR + 1.42%), 07/30/32 (d)	1,500	1,501
Venture XXVIII CLO, Limited
Series 2017-A1R-28A, 6.53%, (3 Month Term SOFR + 1.25%), 07/22/30 (d)	752	752
Vibrant CLO XI Ltd
Series 2019-A1R1-11A, 6.66%, (3 Month Term SOFR + 1.38%), 07/20/32 (d)	1,500	1,501
VMC Finance 2022-FL5 LLC
Series 2022-A-FL5, 7.25%, (SOFR 30-Day Average + 1.90%), 02/18/39 (d)	470	469
Voya CLO 2012-4, Ltd.
Series 2012-A1R3-4A, 6.56%, (3 Month Term SOFR + 1.26%), 10/15/30 (d)	222	222
Voya CLO 2013-1, Ltd.
Series 2013-A1AR-1A, 6.77%, (3 Month Term SOFR + 1.47%), 10/15/30 (d)	309	309
Voya CLO 2019-1 Limited
Series 2019-AR-1A, 6.62%, (3 Month Term SOFR + 1.32%), 04/15/31 (d)	330	330
Voya CLO 2019-2 Ltd
Series 2019-AR-2A, 6.22%, (3 Month Term SOFR + 0.94%), 07/20/32 (d)	500	500
WaMu Mortgage Pass-Through Certificates Series 2002-AR17 Trust
Series 2003-A7-AR5, REMIC, 6.28%, 06/25/33 (d)	33	32
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
Series 2003-2A-AR9, REMIC, 6.81%, 09/25/33 (d)	18	17
Series 2005-2A1-AR14, REMIC, 4.85%, 12/25/35 (d)	26	24
WaMu Mortgage Pass-Through Certificates Series 2007-OA4 Trust
Series 2007-1A-OA4, REMIC, 5.89%, (12 Month Treasury Average + 0.77%), 05/25/47 (d)	146	124
WaMu Mortgage Pass-Through Certificates, Series 2006-AR9 Trust
Series 2006-1A-AR9, REMIC, 6.12%, (12 Month Treasury Average + 1.00%), 08/25/46 (d)	695	658
Washington Mutual Mortgage Securities Corp.
Series 2003-A5-AR1, REMIC, 5.62%, 03/25/33 (d)	14	13
Wind River 2014-1 CLO Ltd.
Series 2014-ARR-1A, 6.59%, (3 Month Term SOFR + 1.31%), 07/18/31 (d)	225	225
Wind River 2019-3 CLO Ltd.
Series 2019-AR-3A, 6.64%, (3 Month Term SOFR + 1.34%), 07/15/31 (d)	1,397	1,399
Total Non-U.S. Government Agency Asset-Backed Securities (cost $135,138)		132,003
CORPORATE BONDS AND NOTES 0.3%
Financials 0.2%
Avolon Holdings Funding Limited
2.53%, 11/18/27 (g)	89	83
Bank of America Corporation
5.88%, (100, 03/15/28) (i)	1,160	1,175
Credit Suisse Group AG
4.66%, (3 Month EURIBOR + 1.00%), 01/16/26, EUR (d) (e) (j)	100	112
2.13%, 10/13/26, EUR (e) (j)	240	264
1.00%, 06/24/27, EUR (e) (j)	100	108
7.00%, 09/30/27, GBP (e) (j)	100	138
7.75%, 03/01/29, EUR (e) (j)	100	127
Lloyds Banking Group PLC
4.95%, (5 Year EURIBOR Swap Rate Constant Maturity + 5.29%), (100, 06/27/25), EUR (d) (e) (i) (j)	600	666
		2,673
Consumer Discretionary 0.1%
Nissan Motor Co., Ltd.
4.35%, 09/17/27 (g)	300	293
Information Technology 0.0%
VMware LLC
3.90%, 08/21/27	200	198
Health Care 0.0%
Community Health Systems, Inc.
5.63%, 03/15/27 (g)	200	197
Utilities 0.0%
Eversource Energy
2.90%, 10/01/24	100	100
Total Corporate Bonds And Notes (cost $3,497)		3,461
PREFERRED STOCKS 0.0%
Financials 0.0%
Wells Fargo & Company - Series A, 7.50% (i) (j)	—	641
Total Preferred Stocks (cost $500)		641
Total Investments 122.1% (cost $1,597,034)		1,594,938
Other Derivative Instruments (0.0)%		(19)
Other Assets and Liabilities, Net (22.1)%		(288,489)
Total Net Assets 100.0%		1,306,430

(a) Treasury inflation indexed note, par amount is adjusted for inflation.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2024, the total payable for investments purchased on a delayed

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

delivery basis was $966,340.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Treasury inflation indexed note, par amount is not adjusted for inflation.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2024, the value and the percentage of net assets of these securities was $39,619 and 3.0% of the Fund.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(i) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(j) Convertible security.

JNL/PIMCO Real Return Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	238	140,521	140,759	42	—	—	—	—
JNL Government Money Market Fund, 4.92% - Class SL	64	2,273	2,337	2	—	—	—	—
	302	142,794	143,096	44	—	—	—	—

JNL/PIMCO Real Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Credit Suisse Group AG, 4.66%, 01/16/26	03/27/23	104	112	—
Credit Suisse Group AG, 2.13%, 10/13/26	03/22/23	246	264	—
Credit Suisse Group AG, 1.00%, 06/24/27	03/21/23	97	108	—
Credit Suisse Group AG, 7.00%, 09/30/27	03/21/23	120	138	—
Credit Suisse Group AG, 7.75%, 03/01/29	03/24/23	111	127	—
Eurosail-UK 2007-3BL PLC, Series 2007-A3A-3X, 6.03%, 06/13/45	06/29/16	388	419	—
Gouvernement De France, 0.10%, 03/01/26	05/17/22	13,648	13,830	1.1
Grifonas Finance No.1 PLC, Series A-1, 3.68%, 08/28/39	02/10/15	259	316	—
Lloyds Banking Group PLC, 4.95% (callable at 100, 06/27/25)	01/31/18	755	666	0.1
Segretariato Generale Della Presidenza Della Repubblica, 0.40%, 05/15/30	09/24/21	2,544	2,198	0.2
		18,272	18,178	1.4

JNL/PIMCO Real Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
3M EURIBOR	473	September 2026	EUR	115,761	39	242
Australia 10 Year Bond	225	December 2024	AUD	26,369	(49)	(124)
Euro BOBL	301	December 2024	EUR	35,746	74	432
Euro Buxl 30 Year Bond	10	December 2024	EUR	1,350	12	14
Italy Government BTP Bond	127	December 2024	EUR	15,095	24	369
Japan 10 Year Bond	3	December 2024	JPY	433,300	(5)	5
United States 10 Year Ultra Bond	476	December 2024		56,331	(229)	(22)
					(134)	916
Short Contracts
3M EURIBOR	(473)	September 2025	EUR	(115,657)	(46)	(457)
Euro Bund	(264)	December 2024	EUR	(35,159)	(126)	(510)
Euro OAT	(289)	December 2024	EUR	(36,463)	(177)	(214)
Euro Schatz	(491)	December 2024	EUR	(52,393)	(41)	(255)
Italy Short Term Government BTP Bond	(205)	December 2024	EUR	(21,905)	11	(186)
United States 10 Year Note	(392)	December 2024		(44,722)	178	(76)
United States 2 Year Note	(738)	January 2025		(153,270)	277	(413)
United States 5 Year Note	(1,241)	January 2025		(136,192)	427	(172)
United States Long Bond	(216)	December 2024		(26,954)	149	130
United States Ultra Bond	(138)	December 2024		(18,485)	104	118
					756	(2,035)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
6M EURIBOR (S)	Receiving	0.19	(A)	11/04/52	EUR	4,600	(40)	1,930
6M EURIBOR (S)	Receiving	0.20	(A)	11/08/52	EUR	13,300	(115)	5,738
6M EURIBOR (S)	Receiving	2.25	(A)	03/19/55	EUR	39,749	(454)	(234)
6M EURIBOR (S)	Paying	0.70	(A)	04/11/27	EUR	2,500	4	(90)
6M EURIBOR (S)	Paying	0.65	(A)	04/12/27	EUR	5,800	10	(217)
6M EURIBOR (S)	Paying	0.65	(A)	05/11/27	EUR	2,800	6	(105)
6M EURIBOR (S)	Paying	1.00	(A)	05/18/27	EUR	3,200	7	(91)
6M EURIBOR (S)	Paying	2.50	(A)	03/19/35	EUR	149,525	939	1,385
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.30	(S)	03/20/28	JPY	60,000	1	4
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.55	(A)	09/14/28	JPY	1,400,000	20	17
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.45	(S)	03/20/29	JPY	792,690	12	61
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.50	(A)	12/15/31	JPY	1,021,000	21	87
ESTR Volume Weighted Trimmed Mean Rate (A)	Receiving	3.48	(A)	02/26/25	EUR	257,300	(60)	(454)
Eurostat Eurozone HICP Ex Tobacco (A)	Receiving	2.05	(A)	08/15/34	EUR	8,500	(14)	(102)
Eurostat Eurozone HICP Ex Tobacco (A)	Receiving	2.03	(A)	09/15/34	EUR	5,500	(8)	(42)
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.59	(A)	12/15/52	EUR	2,000	5	187
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.70	(A)	04/15/53	EUR	1,700	3	238
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.76	(A)	09/15/53	EUR	800	2	131
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.68	(A)	10/15/53	EUR	900	1	128
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.74	(A)	10/15/53	EUR	1,300	2	199
France CPI Excluding Tobacco (A)	Paying	1.28	(A)	11/15/34	EUR	500	2	(88)
France CPI Excluding Tobacco (A)	Paying	1.91	(A)	01/15/38	EUR	410	2	(35)
HICP (A)	Receiving	3.00	(A)	05/15/27	EUR	2,700	(3)	25
HICP (A)	Receiving	3.13	(A)	05/15/27	EUR	1,100	(1)	2
HICP (A)	Receiving	2.60	(A)	05/15/32	EUR	2,470	(4)	(11)
HICP (A)	Paying	1.38	(A)	03/15/31	EUR	11,220	24	(2,190)
HICP (A)	Paying	2.49	(A)	05/15/37	EUR	10	—	—
HICP (A)	Paying	2.58	(A)	03/15/52	EUR	800	1	20
HICP (A)	Paying	2.59	(A)	03/15/52	EUR	1,000	2	55
HICP (A)	Paying	2.55	(A)	04/15/52	EUR	300	—	8
HICP (A)	Paying	2.42	(A)	05/15/52	EUR	570	—	(6)
Sterling Overnight Index Average Rate (A)	Paying	4.25	(A)	09/18/26	GBP	53,100	(39)	(200)
U.K. Retail Price Index (A)	Paying	3.50	(A)	08/15/34	GBP	5,800	(11)	(19)
U.K. Retail Price Index (A)	Paying	3.47	(A)	09/15/34	GBP	2,400	(5)	(5)
U.S. CPURNSA (A)	Receiving	2.31	(A)	02/26/26		1,400	—	151
U.S. CPURNSA (A)	Receiving	2.42	(A)	03/05/26		8,700	(1)	889
U.S. CPURNSA (A)	Receiving	2.77	(A)	05/13/26		6,500	1	519
U.S. CPURNSA (A)	Receiving	2.81	(A)	05/14/26		3,000	1	232
U.S. CPURNSA (A)	Receiving	2.70	(A)	05/25/26		4,850	2	399
U.S. CPURNSA (A)	Receiving	2.69	(A)	06/01/26		900	—	74
U.S. CPURNSA (A)	Receiving	1.80	(A)	08/25/27		3,700	1	576
U.S. CPURNSA (A)	Receiving	1.89	(A)	08/27/27		4,500	1	669
U.S. CPURNSA (A)	Receiving	2.57	(A)	08/26/28		800	1	52
U.S. CPURNSA (A)	Receiving	2.65	(A)	09/10/28		1,900	2	108
U.S. CPURNSA (A)	Receiving	2.31	(A)	02/24/31		16,800	22	1,834
U.S. CPURNSA (A)	Paying	2.03	(A)	09/23/25		900	—	—
U.S. CPURNSA (A)	Paying	2.34	(A)	02/05/28		10,040	(3)	(991)
U.S. CPURNSA (A)	Paying	2.37	(A)	06/06/28		8,700	(5)	(797)
U.S. CPURNSA (A)	Paying	2.38	(A)	07/09/28		7,900	(6)	(705)
U.S. CPURNSA (A)	Paying	2.00	(A)	07/25/29		6,100	(5)	(813)
U.S. CPURNSA (A)	Paying	1.76	(A)	11/04/29		14,500	(13)	(2,297)
U.S. CPURNSA (A)	Paying	1.28	(A)	05/19/30		2,200	(1)	(454)
U.S. SOFR (A)	Receiving	4.25	(A)	12/20/25		79,790	96	(1,017)
U.S. SOFR (Q)	Receiving	2.24	(S)	11/21/53		10,490	35	2,648
U.S. SOFR (A)	Receiving	2.87	(A)	02/13/54		21,700	69	1,370
U.S. SOFR (A)	Receiving	3.50	(A)	06/20/54		7,700	27	(500)
U.S. SOFR (Q)	Paying	2.34	(S)	11/21/28		50,860	(104)	(2,368)
U.S. SOFR (A)	Paying	3.09	(A)	02/13/34		31,400	(74)	(299)
							356	5,606

JNL/PIMCO Real Return Fund — Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro Schatz Future, Nov. 2024	(333)	EUR	107.30	10/25/24	(9)	4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/PIMCO Real Return Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]		Value ($)
Interest Rate Swaptions
6M EURIBOR, 10/08/27	BCL	Call	3.15	10/06/25	19,300,000	EUR	19,300	(492)
6M EURIBOR, 09/17/27	CIT	Call	2.95	09/15/25	16,000,000	EUR	16,000	(346)
6M EURIBOR, 09/02/27	GSC	Call	2.90	08/29/25	10,100,000	EUR	10,100	(209)
6M EURIBOR, 09/03/27	GSC	Call	2.80	09/01/25	21,700,000	EUR	21,700	(408)
6M EURIBOR, 10/08/27	BCL	Put	3.15	10/06/25	19,300,000	EUR	19,300	(17)
6M EURIBOR, 09/17/27	CIT	Put	2.95	09/15/25	16,000,000	EUR	16,000	(18)
6M EURIBOR, 09/02/27	GSC	Put	2.90	08/29/25	10,100,000	EUR	10,100	(12)
6M EURIBOR, 09/03/27	GSC	Put	2.80	09/01/25	21,700,000	EUR	21,700	(30)
U.S. SOFR, 10/09/26	MSC	Call	3.25	10/07/24	34,500,000		34,500	(7)
								(1,539)

JNL/PIMCO Real Return Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BCL	10/02/24	AUD	1,533	1,060	5
CAD/USD	MSC	10/02/24	CAD	7,141	5,280	(21)
EUR/USD	BNP	10/02/24	EUR	93,580	104,168	(389)
JPY/USD	BNP	10/02/24	JPY	289,500	2,014	(18)
JPY/USD	BOA	10/02/24	JPY	219,300	1,526	(6)
JPY/USD	UBS	10/02/24	JPY	3,520,378	24,494	(90)
MXN/USD	DUB	02/13/25	MXN	6,791	338	2
USD/AUD	UBS	10/02/24	AUD	(1,533)	(1,060)	(18)
USD/AUD	BCL	11/04/24	AUD	(1,533)	(1,060)	(5)
USD/CAD	SCB	10/02/24	CAD	(7,138)	(5,278)	31
USD/CAD	MSC	11/04/24	CAD	(7,135)	(5,280)	21
USD/EUR	BNP	10/02/24	EUR	(3,041)	(3,386)	(25)
USD/EUR	MSC	10/02/24	EUR	(90,539)	(100,783)	121
USD/EUR	BNP	11/04/24	EUR	(93,580)	(104,323)	377
USD/GBP	BCL	10/02/24	GBP	(172)	(230)	(3)
USD/GBP	CIT	10/02/24	GBP	(214)	(286)	(2)
USD/JPY	BNP	10/02/24	JPY	(4,080,558)	(28,391)	(52)
USD/JPY	SCB	10/02/24	JPY	(10,579)	(74)	—
USD/JPY	UBS	11/05/24	JPY	(3,504,173)	(24,505)	78
USD/PEN	BNP	12/18/24	PEN	(1,642)	(443)	(10)
USD/PEN	BOA	12/18/24	PEN	(1,414)	(381)	(8)
USD/PEN	CIT	12/18/24	PEN	(2,886)	(778)	(19)
USD/PEN	JPM	12/18/24	PEN	(617)	(166)	(4)
					(137,544)	(35)

JNL/PIMCO Real Return Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
US TREASURY INFLATION SECURITIES
Treasury, United States Department of (S)	Fixed Rate of +5.32% (S)	MSC	10/11/24	53,610	—	(62)
Treasury, United States Department of (S)	Fixed Rate of +5.32% (S)	MSC	10/11/24	63,037	—	69
Treasury, United States Department of (S)	Fixed Rate of +5.32% (S)	MSC	10/11/24	29,763	—	57
Treasury, United States Department of (S)	Fixed Rate of +5.32% (S)	MSC	10/05/24	67,736	—	465
Treasury, United States Department of (S)	Fixed Rate of +5.32% (S)	MSC	10/11/24	27,860	—	36
Treasury, United States Department of (S)	Fixed Rate of +5.48% (S)	MSC	10/11/24	25,883	—	21
					—	586

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Real Return Fund
Assets - Securities
Government And Agency Obligations	—	1,458,833	—	1,458,833
Non-U.S. Government Agency Asset-Backed Securities	—	132,003	—	132,003
Corporate Bonds And Notes	—	3,461	—	3,461
Preferred Stocks	641	—	—	641
	641	1,594,297	—	1,594,938
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,310	—	—	1,310
Centrally Cleared Interest Rate Swap Agreements	—	19,736	—	19,736
Exchange Traded Futures Options	4	—	—	4
Open Forward Foreign Currency Contracts	—	635	—	635
OTC Total Return Swap Agreements	—	648	—	648
	1,314	21,019	—	22,333
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,429)	—	—	(2,429)
Centrally Cleared Interest Rate Swap Agreements	—	(14,130)	—	(14,130)
OTC Written Options	—	(1,539)	—	(1,539)
Open Forward Foreign Currency Contracts	—	(670)	—	(670)
OTC Total Return Swap Agreements	—	(62)	—	(62)
	(2,429)	(16,401)	—	(18,830)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/PPM America Floating Rate Income Fund
SENIOR FLOATING RATE INSTRUMENTS 91.0%
Industrials 25.1%
AAL Delaware Holdco, Inc.
2024 Term Loan B, 8.75%, (SOFR + 3.50%), 07/23/31 (a)	235	236
Advantage Sales & Marketing, Inc.
2024 Term Loan, 9.83%, (3 Month Term SOFR + 4.25%), 10/28/27 (a)	547	530
Advisor Group, Inc.
2024 Term Loan, 9.25%, (1 Month Term SOFR + 4.00%), 08/16/28 (a)	5,028	4,969
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 8.70%, (1 Month Term SOFR + 4.00%), 06/17/28 (a)	7,297	7,286
Ali Group North America Corporation
2021 Term Loan B, 7.36%, (SOFR + 2.00%), 10/13/28 (a)	762	764
AlixPartners, LLP
2021 USD Term Loan B, 7.86%, (SOFR + 2.50%), 02/04/28 (a)	980	980
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 9.10%, (1 Month Term SOFR + 3.75%), 05/04/28 (a)	7,417	7,342
Amazon
Term Loan, 0.00%, (SOFR + 2.25%), 07/31/31 (a) (b)	2,694	2,684
American Airlines, Inc.
2021 Term Loan, 10.29%, (3 Month SOFR + 4.75%), 03/10/28 (a)	4,618	4,744
2023 1st Lien Term Loan, 7.21%, (6 Month Term SOFR + 2.50%), 05/29/29 (a)	1,405	1,394
Amynta Agency Borrower Inc.
2024 Term Loan B, 9.00%, (SOFR + 3.75%), 02/28/28 (a)	580	579
Anticimex International AB
2021 USD Term Loan B1, 8.48%, (SOFR + 3.15%), 07/21/28 (a)	338	338
2024 Term Loan B6, 8.73%, (SOFR + 3.40%), 11/16/28 (a)	655	654
APi Group DE, Inc.
2024 Term Loan B, 7.25%, (1 Month Term SOFR + 2.00%), 01/03/29 (a)	700	699
AppLovin Corporation
2024 Term Loan (2028), 7.75%, (1 Month Term SOFR + 2.50%), 10/25/28 (a)	2,068	2,067
2024 Term Loan (2030), 7.75%, (1 Month Term SOFR + 2.50%), 08/19/30 (a)	765	764
Archkey Solutions LLC
Term Loan, 10.61%, (1 Month Term SOFR + 5.25%), 06/30/28 (a)	342	342
Arsenal AIC Parent LLC
2024 1st Lien Term Loan B, 8.56%, (3 Month Term SOFR + 3.25%), 08/19/30 (a)	4,764	4,755
Artera Services, LLC
2024 Term Loan, 9.83%, (3 Month Term SOFR + 4.50%), 02/07/31 (a)	603	587
Arthur US Finco Inc
Term Loan B, 10.58%, (3 Month Term SOFR + 5.25%), 11/08/30 (a)	478	449
Assetmark Financial Holdings, Inc.
2024 Term Loan, 0.00%, (SOFR + 3.00%), 06/03/31 (a) (b)	3,019	2,982
Term Loan B, 7.95%, (SOFR + 3.00%), 06/03/31 (a)	725	716
Azuria Water Solutions, Inc.
2024 Term Loan B, 8.83%, (3 Month Term SOFR + 3.75%), 03/31/28 (a)	2,167	2,171
BCPE Empire Holdings, Inc.
2024 Term Loan, 9.25%, (1 Month Term SOFR + 4.00%), 12/25/28 (a)	1,321	1,320
Bleriot US Bidco Inc.
Term Loan B, 8.58%, (3 Month Term SOFR + 3.25%), 10/31/28 (a)	269	269
Boost Newco Borrower, LLC
Term Loan B1, 7.75%, (3 Month Term SOFR + 2.50%), 01/31/31 (a)	2,365	2,364
BrightView Landscapes, LLC
2024 Term Loan B, 7.75%, (SOFR + 2.50%), 04/20/29 (a)	2,469	2,463
Brock Holdings III, Inc.
2024 Term Loan B, 11.33%, (3 Month Term SOFR + 6.00%), 05/01/30 (a)	220	221
Calpine Construction Finance Company, L.P.
2023 Refinancing Term Loan B, 7.25%, (1 Month Term SOFR + 2.00%), 07/20/30 (a)	1,799	1,787
Carnival Corporation
2024 Term Loan B2, 8.00%, (SOFR + 2.75%), 08/09/27 (a)	1,453	1,455
2024 Term Loan B1, 8.00%, (SOFR + 2.75%), 10/18/28 (a)	4,204	4,208
Cast and Crew Payroll, LLC
2021 Incremental Term Loan, 9.00%, (1 Month Term SOFR + 3.75%), 12/30/28 (a)	848	849
Chart Industries, Inc.
2024 Term Loan B, 7.84%, (SOFR + 2.50%), 03/15/30 (a)	665	664
CHG Healthcare Services Inc.
2021 Term Loan, 8.61%, (SOFR + 3.25%), 09/22/28 (a)	416	416
2024 Term Loan B2, 8.86%, (SOFR + 3.50%), 09/29/28 (a)	347	348
Chromalloy Corporation
2024 Term Loan B, 9.08%, (SOFR + 3.75%), 03/21/31 (a)	309	293
Clear Channel Outdoor Holdings, Inc.
2024 Term Loan, 9.36%, (1 Month Term SOFR + 4.00%), 08/20/28 (a)	4,888	4,866
2024 Term Loan, 0.00%, (1 Month Term SOFR + 4.00%), 08/23/28 (a) (b)	2	2
Clydesdale Acquisition Holdings Inc
Term Loan B, 8.42%, (1 Month Term SOFR + 3.67%), 03/30/29 (a)	3,471	3,451
Conair Holdings, LLC
Term Loan B, 9.11%, (SOFR + 3.75%), 05/13/28 (a)	2,201	2,009
Constant Contact Inc
Term Loan, 9.57%, (3 Month Term SOFR + 4.00%), 12/31/24 (a)	984	950
Core & Main LP
2024 Incremental Term Loan B, 7.59%, (3 Month Term SOFR + 2.25%), 02/05/31 (a)	214	214
Covanta Holding Corporation
2024 Term Loan B, 7.85%, (1 Month Term SOFR + 2.75%), 11/30/28 (a)	368	368
2024 Term Loan C, 7.85%, (1 Month Term SOFR + 2.75%), 11/30/28 (a)	20	20
Covetrus, Inc.
Term Loan, 10.33%, (3 Month Term SOFR + 5.00%), 09/21/29 (a)	5,603	5,298
CP Atlas Buyer, Inc.
2021 Term Loan B, 9.10%, (1 Month Term SOFR + 3.75%), 11/23/27 (a)	3,637	3,584
CPI Holdco B LLC
Term Loan, 7.25%, (3 Month Term SOFR + 2.00%), 05/10/31 (a)	540	537
CPM Holdings, Inc.
2023 Term Loan, 9.70%, (1 Month Term SOFR + 4.50%), 09/18/28 (a)	159	150
CQP Holdco LP
2024 Term Loan B, 7.58%, (3 Month Term SOFR + 2.25%), 12/31/30 (a)	7,121	7,109
Crown Subsea Communications Holding,Inc.
2024 Term Loan B1, 9.25%, (3 Month Term SOFR + 4.00%), 01/30/31 (a)	3,383	3,400
Da Vinci Purchaser Corp.
2024 Term Loan, 8.75%, (SOFR + 3.50%), 12/10/26 (a)	402	402
Darktrace PLC
Term Loan, 0.00%, (SOFR + 3.25%), 07/02/31 (a) (b)	810	797
Term Loan, 0.00%, (SOFR + 5.25%), 07/02/32 (a) (b)	235	229

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
DG Investment Intermediate Holdings 2 Inc
Term Loan, 0.00%, (SOFR + 3.75%), 03/31/28 (a) (b)	39	39
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 0.00%, (SOFR + 3.75%), 12/31/24 (a) (b)	486	484
2021 Term Loan, 9.11%, (SOFR + 3.75%), 12/31/24 (a)	129	128
2022 Incremental Term Loan, 10.00%, (1 Month Term SOFR + 4.75%), 03/31/28 (a)	522	521
Dragon Buyer Inc
Term Loan, 0.00%, (SOFR + 3.25%), 09/24/31 (a) (b)	355	353
DXP Enterprises, Inc.
2023 Term Loan B, 10.16%, (SOFR + 4.75%), 10/06/30 (a)	228	228
EAB Global, Inc.
2021 Term Loan, 8.50%, (SOFR + 3.50%), 12/31/24 (a)	525	522
Echo Global Logistics, Inc.
Term Loan, 9.10%, (1 Month Term SOFR + 3.75%), 11/09/28 (a)	355	350
Employbridge Holding Company
2021 Term Loan B, 10.43%, (6 Month Term SOFR + 4.75%), 07/16/28 (a)	13	8
2021 Term Loan B, 10.43%, (3 Month Term SOFR + 4.75%), 07/16/28 (a)	4,985	3,269
Emrld Borrower LP
2024 Term Loan B, 7.56%, (3 Month Term SOFR + 2.50%), 06/18/31 (a)	275	274
Ensemble RCM, LLC
2024 Term Loan B, 8.25%, (SOFR + 3.00%), 08/01/29 (a)	3,716	3,719
Esdec Solar Group B.V.
Term Loan B, 10.60%, (3 Month SOFR + 5.00%), 08/23/28 (a) (c)	449	422
Fertitta Entertainment, LLC
2022 Term Loan B, 8.85%, (1 Month Term SOFR + 3.75%), 01/13/29 (a) (d)	4,893	4,877
Fiesta Purchaser, Inc.
2024 Term Loan B, 9.25%, (1 Month Term SOFR + 4.00%), 01/31/31 (a)	603	603
FinCo I LLC
2023 Term Loan, 8.26%, (3 Month Term SOFR + 3.00%), 06/27/28 (a)	228	228
First Student Bidco Inc
Term Loan C, 8.60%, (3 Month Term SOFR + 3.00%), 07/12/28 (a)	1,128	1,128
Term Loan B, 8.60%, (3 Month Term SOFR + 3.00%), 07/13/28 (a)	3,688	3,689
Fleet Midco I Limited
2024 1st Lien Term Loan B, 7.58%, (SOFR + 2.75%), 04/18/30 (a)	343	342
Focus Financial Partners Inc.
Term Loan, 0.00%, (SOFR + 3.25%), 09/10/31 (a) (b)	1,270	1,266
Forward Air Corporation
Term Loan B, 9.75%, (SOFR + 4.50%), 09/20/30 (a)	738	732
Foundever Worldwide Corporation
2021 USD Term Loan, 9.11%, (SOFR + 3.75%), 07/28/28 (a)	6,126	3,991
Franchise Group Intermediate Holdco, LLC
2021 First Out Term Loan B, 10.39%, (3 Month SOFR + 4.75%), 02/24/26 (a)	910	580
Genesee & Wyoming Inc. (New)
2024 Term Loan B, 7.33%, (3 Month Term SOFR + 2.00%), 03/27/31 (a)	610	608
Gloves Buyer, Inc.
2021 Term Loan, 9.36%, (SOFR + 4.00%), 12/29/27 (a)	1,470	1,463
Grant Thornton Advisors LLC
Term Loan B, 8.50%, (SOFR + 3.25%), 05/30/31 (a)	2,421	2,424
Griffon Corporation
2024 Term Loan B, 6.85%, (3 Month Term SOFR + 2.00%), 01/24/29 (a)	918	918
Groupe Solmax Inc.
Term Loan, 10.11%, (3 Month SOFR + 4.75%), 12/30/24 (a)	978	901
Term Loan, 10.35%, (3 Month SOFR + 4.75%), 12/30/24 (a)	1,137	1,046
Harbourvest Partners, LLC
2024 1st Lien Term Loan B, 7.60%, (SOFR + 2.25%), 04/22/30 (a)	900	898
Heritage-Crystal Clean, Inc.
Term Loan B, 9.46%, (3 Month Term SOFR + 4.50%), 10/05/30 (a)	4,204	4,207
HighTower Holdings LLC
2024 Term Loan B, 8.75%, (SOFR + 3.50%), 04/21/28 (a)	706	705
Homeserve USA Holding Corp
2024 Term Loan B, 7.21%, (SOFR + 2.25%), 10/21/30 (a)	642	640
Hunter Holdco 3 Limited
USD Term Loan B, 9.68%, (3 Month Term SOFR + 4.25%), 08/05/28 (a)	4,091	4,061
ICON Luxembourg S.A.R.L.
2024 LUX Term Loan B, 7.33%, (3 Month Term SOFR + 2.00%), 07/03/28 (a)	207	208
IVC Acquisition Ltd
2024 USD Term Loan B, 10.08%, (3 Month Term SOFR + 4.75%), 11/16/28 (a)	776	776
Janus International Group, LLC
2024 Term Loan B, 7.75%, (1 Month Term SOFR + 2.50%), 08/02/30 (a)	177	177
Johnstone Supply LLC
Term Loan, 8.17%, (3 Month Term SOFR + 3.00%), 05/15/31 (a)	435	434
Kaman Corporation
2024 Term Loan, 8.83%, (3 Month Term SOFR + 3.50%), 03/27/31 (a)	340	341
KNS Acquisition Corp.
Term Loan, 11.61%, (1 Month Term SOFR + 6.25%), 04/16/27 (a)	485	296
Kohler Energy Co LLC
USD Term Loan B, 10.08%, (3 Month Term SOFR + 4.75%), 01/30/31 (a)	3,759	3,792
KUEHG Corp.
2024 Term Loan B, 9.83%, (3 Month Term SOFR + 4.50%), 06/12/30 (a)	1,772	1,776
LaserShip, Inc.
2021 Term Loan, 10.10%, (3 Month Term SOFR + 4.50%), 04/30/28 (a)	350	218
LBM Acquisition LLC
2024 Incremental Term Loan B, 8.97%, (SOFR + 3.75%), 06/06/31 (a)	1,066	1,044
LC Ahab US Bidco LLC
Term Loan B, 8.75%, (1 Month Term SOFR + 3.50%), 04/14/31 (a)	220	221
Learning Care Group (US) No. 2 Inc.
2024 Term Loan B, 9.11%, (SOFR + 4.00%), 08/11/28 (a)	59	59
2024 Term Loan B, 9.26%, (SOFR + 4.00%), 08/11/28 (a)	177	178
2024 Term Loan B, 9.29%, (SOFR + 4.00%), 08/11/28 (a)	99	99
2024 Term Loan B, 9.33%, (SOFR + 4.00%), 08/11/28 (a)	16	16
LSCS Holdings, Inc.
2021 1st Lien Term Loan, 9.86%, (1 Month Term SOFR + 4.61%), 11/23/28 (a)	2,999	2,989
LSF11 Trinity Bidco, Inc.
2024 Term Loan B, 8.42%, (SOFR + 3.50%), 06/14/30 (a)	929	929
LSF12 Badger Bidco LLC
Term Loan B, 11.25%, (1 Month Term SOFR + 6.00%), 07/25/30 (a)	4,427	4,239
Madison IAQ LLC
Term Loan, 7.89%, (SOFR + 3.25%), 06/15/28 (a)	1,068	1,067
Madison Safety & Flow
Term Loan, 0.00%, (SOFR + 3.25%), 09/19/31 (a) (b)	2,947	2,943

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
MajorDrive Holdings IV LLC
Term Loan B, 9.60%, (3 Month Term SOFR + 4.00%), 05/12/28 (a)	3,647	3,653
Maximus, Inc.
2024 Term Loan B, 7.25%, (SOFR + 2.00%), 05/21/31 (a)	195	195
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, 8.85%, (1 Month Term SOFR + 3.25%), 10/08/28 (a)	3,617	2,731
Modena Buyer LLC
Term Loan, 9.83%, (3 Month Term SOFR + 4.50%), 04/03/31 (a)	1,685	1,610
Neon Maple US Debt Mergersub Inc
Term Loan, 0.00%, (SOFR + 3.00%), 07/19/31 (a) (b)	4,592	4,540
Neptune Bidco US Inc
2022 USD Term Loan A, 10.15%, (SOFR + 4.75%), 10/11/28 (a)	439	410
2022 USD Term Loan B, 10.40%, (SOFR + 5.00%), 04/11/29 (a)	5,354	5,016
NorthRiver Midstream Finance LP
2023 USD Term Loan B, 7.83%, (3 Month Term SOFR + 2.50%), 08/10/30 (a)	4,043	4,041
OMNIA Partners LLC
2024 Term Loan B, 8.53%, (3 Month Term SOFR + 3.25%), 07/25/30 (a)	883	885
Optiv Security, Inc.
2023 Term Loan, 10.53%, (3 Month Term SOFR + 5.25%), 08/17/26 (a)	606	545
Oscar AcquisitionCo, LLC
Term Loan B, 9.58%, (3 Month Term SOFR + 4.25%), 04/29/29 (a)	1,050	1,036
Osmose Utilities Services, Inc.
Term Loan, 8.61%, (SOFR + 3.25%), 06/18/28 (a)	977	968
Parexel International Corporation
2024 Term Loan B, 8.25%, (SOFR + 3.00%), 11/15/28 (a)	1,620	1,619
Patagonia Holdco LLC
Term Loan B1, 10.85%, (3 Month Term SOFR + 5.75%), 08/01/29 (a) (d)	374	346
Pelican Products, Inc.
2021 Term Loan, 9.85%, (3 Month Term SOFR + 4.25%), 11/16/28 (a)	5,804	5,313
PG Investment Company 59 S.a r.l.
Term Loan B, 8.83%, (3 Month Term SOFR + 3.50%), 02/23/31 (a)	758	759
Pike Corporation
2021 Incremental Term Loan B, 8.36%, (SOFR + 3.00%), 01/15/28 (a)	1,000	1,004
Pitney Bowes Inc.
2021 Term Loan B, 9.36%, (SOFR + 4.00%), 03/12/28 (a)	2,517	2,518
Plano HoldCo, Inc.
Term Loan, 0.00%, (SOFR + 3.50%), 08/01/31 (a) (b)	265	265
PMHC II, Inc.
2022 Term Loan B, 9.70%, (3 Month Term SOFR + 4.25%), 02/03/29 (a)	4,265	4,158
PRA Health Sciences, Inc.
2024 US Term Loan B, 7.33%, (3 Month Term SOFR + 2.00%), 07/03/28 (a)	52	52
PUG LLC
2024 Extended Term Loan B, 10.00%, (3 Month Term SOFR + 4.75%), 03/12/30 (a)	5,809	5,792
Quikrete Holdings, Inc.
2024 Term Loan B, 7.75%, (1 Month Term SOFR + 2.50%), 03/18/31 (a)	3,382	3,382
Rand Parent, LLC
2023 Term Loan B, 9.07%, (3 Month Term SOFR + 4.25%), 02/09/30 (a)	3,594	3,595
Red Planet Borrower, LLC
Term Loan B, 0.00%, (1 Month Term SOFR + 3.75%), 09/23/28 (a) (b)	255	248
Term Loan B, 8.85%, (1 Month Term SOFR + 3.50%), 09/23/28 (a)	350	340
Resideo Funding Inc.
2024 Term Loan B, 7.25%, (3 Month Term SOFR + 2.00%), 02/14/28 (a)	32	33
2024 M&A Term Loan B, 7.30%, (3 Month Term SOFR + 2.00%), 05/21/31 (a)	235	235
Roper Industrial Products Investment Company LLC
2024 USD Term Loan B, 8.58%, (3 Month Term SOFR + 3.25%), 11/22/29 (a)	6,250	6,259
Runner Buyer, Inc.
2021 Term Loan B, 10.67%, (3 Month Term SOFR + 5.50%), 10/08/28 (a)	5,731	2,802
Smyrna Ready Mix Concrete, LLC
2023 Term Loan, 8.35%, (1 Month Term SOFR + 3.50%), 04/02/29 (a)	2,132	2,142
Spin Holdco Inc.
2021 Term Loan, 9.26%, (3 Month SOFR + 4.00%), 02/26/28 (a)	8,057	7,023
St. George Warehousing & Trucking Co. of CA, Inc.
2022 Term Loan, 11.48%, (3 Month SOFR + 6.00%), 03/24/28 (a)	5,460	2,402
Star Parent, Inc.
Term Loan B, 9.08%, (3 Month Term SOFR + 4.00%), 09/19/30 (a)	4,975	4,833
Tempo Acquisition LLC
2024 Term Loan B, 7.50%, (SOFR + 2.25%), 08/31/28 (a)	236	236
Thunder Generation Funding LLC
Term Loan B, 0.00%, (SOFR + 3.00%), 09/26/31 (a) (b)	3,064	3,060
Titan Acquisition Limited
2024 Term Loan B, 10.33%, (6 Month Term SOFR + 5.00%), 02/01/29 (a)	5,542	5,510
TK Elevator US Newco Inc
USD Term Loan B, 8.59%, (SOFR + 3.50%), 04/11/30 (a)	301	301
TKC Holdings, Inc.
2021 Term Loan, 9.96%, (3 Month Term SOFR + 5.50%), 05/03/28 (a)	3,345	3,330
TransDigm, Inc.
2023 Term Loan J, 7.84%, (3 Month Term SOFR + 2.50%), 02/28/31 (a)	10,811	10,765
2024 Term Loan, 7.32%, (SOFR + 1.50%), 09/05/32 (a)	495	493
United Airlines, Inc.
2024 Term Loan B, 8.03%, (SOFR + 2.75%), 02/15/31 (a)	3,645	3,646
Vaco Holdings, LLC
2022 Term Loan, 10.48%, (3 Month Term SOFR + 5.00%), 01/07/29 (a)	1,593	1,560
Waterbridge Midstream Operating LLC
2024 Term Loan B, 9.60%, (3 Month Term SOFR + 4.50%), 05/07/29 (a)	2,887	2,879
WEC US Holdings Ltd.
2024 Term Loan, 8.00%, (1 Month Term SOFR + 2.75%), 01/20/31 (a)	1,655	1,654
WestJet Loyalty LP
Term Loan B, 9.08%, (3 Month Term SOFR + 3.75%), 02/01/31 (a)	2,498	2,469
White Cap Buyer LLC
2024 Term Loan B, 8.50%, (3 Month Term SOFR + 3.25%), 10/19/29 (a)	337	335
WIN Waste Innovations Holdings, Inc.
2021 Term Loan B, 0.00%, (SOFR + 2.75%), 03/31/28 (a) (b)	380	361
Wood Mackenzie Limited
2024 Term Loan B, 8.60%, (3 Month Term SOFR + 3.50%), 02/01/31 (a)	494	494
		283,344
Information Technology 12.4%
Ahead DB Holdings, LLC
2024 Term Loan B3, 8.80%, (1 Month Term SOFR + 3.50%), 01/24/31 (a)	6,888	6,892
Applied Systems, Inc.
2024 1st Lien Term Loan, 8.29%, (3 Month Term SOFR + 3.50%), 02/07/31 (a)	903	904

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Ascend Learning, LLC
2021 Term Loan, 8.85%, (SOFR + 3.50%), 11/18/28 (a)	1,618	1,609
2021 2nd Lien Term Loan, 11.10%, (SOFR + 5.75%), 11/18/29 (a)	585	565
Athenahealth Group, Inc.
2022 Term Loan B, 8.50%, (1 Month Term SOFR + 3.25%), 01/27/29 (a)	6,142	6,097
Banff Merger Sub Inc
2024 Term Loan B, 9.01%, (3 Month Term SOFR + 3.75%), 07/03/31 (a)	6,082	6,065
BCPE Pequod Buyer Inc
Term Loan, 0.00%, (SOFR + 3.50%), 09/19/31 (a) (b)	2,803	2,790
Camelot U.S. Acquisition LLC
2024 Term Loan B, 8.00%, (1 Month Term SOFR + 2.75%), 01/31/31 (a)	779	778
CD&R Hydra Buyer Inc.
2024 Term Loan B, 9.35%, (1 Month Term SOFR + 4.00%), 03/15/31 (a)	868	861
Central Parent Inc.
2024 Term Loan B, 8.58%, (3 Month Term SOFR + 3.25%), 07/06/29 (a)	6,189	6,119
Cloud Software Group, Inc.
2024 USD Term Loan B, 9.33%, (3 Month Term SOFR + 4.00%), 03/30/29 (a)	5,046	5,021
2024 Term Loan, 9.83%, (3 Month Term SOFR + 4.50%), 03/19/31 (a)	866	867
ConnectWise, LLC
2021 Term Loan B, 9.10%, (3 Month SOFR + 3.50%), 09/23/28 (a)	1,131	1,128
CoreLogic, Inc.
Term Loan, 8.86%, (1 Month Term SOFR + 3.50%), 04/14/28 (a)	1,515	1,498
Dayforce, Inc.
Term Loan B, 7.75%, (1 Month Term SOFR + 2.50%), 02/16/31 (a)	314	313
DCert Buyer, Inc.
2019 Term Loan B, 9.25%, (1 Month Term SOFR + 4.00%), 07/31/26 (a)	6,564	6,360
Delta TopCo, Inc.
2024 Term Loan, 8.20%, (SOFR + 3.50%), 12/24/29 (a)	4,367	4,357
ECL Entertainment, LLC
2024 Term Loan B, 9.25%, (1 Month Term SOFR + 4.00%), 08/31/30 (a)	218	219
Epicor Software Corporation
2024 Term Loan, 8.50%, (3 Month Term SOFR + 3.25%), 05/23/31 (a)	4,605	4,606
Eta Australia Holdings III Pty Ltd
Term Loan, 9.25%, (1 Month Term SOFR + 4.00%), 03/08/26 (a)	2,743	2,707
Flexera Software LLC
2024 Term Loan, 8.46%, (SOFR + 3.50%), 03/03/28 (a)	711	711
Fortress Intermediate 3, Inc
Term Loan B, 9.00%, (SOFR + 3.75%), 05/09/31 (a)	4,929	4,916
Gainwell Acquisition Corp.
Term Loan B, 9.43%, (3 Month Term SOFR + 4.00%), 08/17/27 (a)	8,218	7,804
Galaxy US Opco Inc.
Term Loan, 10.00%, (3 Month Term SOFR + 4.75%), 04/19/29 (a)	1,230	1,028
Gen Digital Inc.
2024 Term Loan B, 7.00%, (SOFR + 1.75%), 01/28/29 (a)	1,227	1,223
Genesys Cloud Services Holdings II LLC
Term Loan B, 9.11%, (SOFR + 3.75%), 09/30/27 (a)	1,530	1,531
First Lien Term Loan B, 8.75%, (1 Month Term SOFR + 3.50%), 12/01/27 (a)	501	501
Go Daddy Operating Company, LLC
2024 Term Loan B7, 7.00%, (1 Month Term SOFR + 1.75%), 05/21/31 (a)	980	977
GREENEDEN US HOLDINGS I LLC
Term Loan B, 0.00%, (SOFR + 3.00%), 12/01/27 (a) (b)	202	202
Helios Software Holdings, Inc.
2024 Term Loan, 9.08%, (3 Month Term SOFR + 3.75%), 07/15/30 (a)	4,643	4,615
Ion Trading Technologies S.a.r.l.
2024 Term Loan, 9.02%, (SOFR + 4.00%), 06/30/27 (a)	349	348
McAfee, LLC
2024 USD Term Loan B, 8.45%, (SOFR + 3.25%), 03/01/29 (a)	5,879	5,851
MH Sub I, LLC
2023 Term Loan, 9.50%, (1 Month Term SOFR + 4.25%), 04/13/28 (a)	8,119	8,063
Mitchell International, Inc.
2024 1st Lien Term Loan, 8.50%, (SOFR + 3.25%), 06/05/31 (a)	845	832
MKS Instruments, Inc.
2024 USD Term Loan B, 7.17%, (SOFR + 2.25%), 08/17/29 (a)	664	663
MPH Acquisition Holdings LLC
2021 Term Loan B, 9.57%, (3 Month SOFR + 4.25%), 08/17/28 (a)	2,985	2,240
NCR Atleos LLC
2023 Term Loan B, 10.10%, (3 Month Term SOFR + 4.75%), 09/22/30 (a)	752	759
Open Text Corporation
2023 Term Loan B, 7.50%, (SOFR + 2.25%), 01/31/30 (a)	4,798	4,813
Particle Investments S.a.r.l.
2024 Term Loan B, 9.25%, (1 Month Term SOFR + 4.00%), 03/19/31 (a)	51	51
2024 Term Loan B, 9.25%, (1 Month Term SOFR + 4.00%), 03/19/31 (a)	118	119
Peraton Corp.
Term Loan B, 9.10%, (SOFR + 3.75%), 02/22/28 (a)	2,556	2,455
Polaris Newco LLC
USD Term Loan B, 9.51%, (3 Month SOFR + 4.00%), 06/03/28 (a)	3,528	3,466
Project Alpha Intermediate Holding, Inc.
2024 Term Loan B, 9.00%, (3 Month Term SOFR + 3.75%), 10/28/30 (a)	960	962
Project Boost Purchaser, LLC
2024 Term Loan, 8.79%, (SOFR + 3.50%), 07/02/31 (a)	812	812
2024 2nd Lien Term Loan, 10.53%, (SOFR + 5.25%), 07/02/32 (a)	145	145
Proofpoint, Inc.
2024 Term Loan, 8.25%, (SOFR + 3.00%), 08/31/28 (a)	978	977
Rackspace Finance, LLC
2024 First Lien Second Out Term Loan, 7.98%, (SOFR + 2.75%), 03/15/28 (a)	816	448
2024 First Lien First Out Term Loan, 11.48%, (3 Month Term SOFR + 6.25%), 05/15/28 (a)	190	192
RealPage, Inc
1st Lien Term Loan, 8.36%, (SOFR + 3.00%), 02/18/28 (a)	1,234	1,197
Renaissance Holding Corp.
2024 Term Loan, 9.50%, (3 Month Term SOFR + 4.25%), 04/08/30 (a)	965	964
Rocket Software, Inc.
2023 USD Term Loan B, 10.00%, (1 Month Term SOFR + 4.75%), 11/28/28 (a)	4,975	4,976
Sophia, L.P.
2024 Term Loan B, 8.85%, (SOFR + 3.50%), 10/07/29 (a)	1,613	1,616
Sovos Compliance, LLC
2021 Term Loan, 9.86%, (1 Month Term SOFR + 4.50%), 08/11/28 (a)	494	493
SS&C Technologies Inc.
2024 Term Loan B8, 7.25%, (SOFR + 2.00%), 05/09/31 (a)	3,102	3,101
TTM Technologies, Inc.
2024 Term Loan B, 7.45%, (SOFR + 2.25%), 05/23/30 (a)	868	868
UKG Inc.
2024 Term Loan B, 8.55%, (3 Month Term SOFR + 3.25%), 01/30/31 (a)	5,681	5,681

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Vertiv Group Corporation
2024 Term Loan B2, 7.20%, (SOFR + 2.00%), 03/02/27 (a)	1,466	1,467
VS Buyer, LLC
2024 Term Loan B, 8.35%, (1 Month Term SOFR + 3.25%), 04/04/31 (a)	454	454
Zayo Group Holdings, Inc.
USD Term Loan, 8.36%, (1 Month Term SOFR + 3.00%), 02/18/27 (a)	2,910	2,654
		139,931
Communication Services 10.9%
19th Holdings Golf, LLC
2022 Term Loan B, 8.51%, (SOFR + 3.25%), 01/27/29 (a)	519	509
888 Acquisitions Limited
USD Term Loan B, 10.58%, (6 Month Term SOFR + 5.25%), 07/01/28 (a)	3,783	3,687
Academy, Ltd.
2021 Term Loan, 9.07%, (1 Month Term SOFR + 3.75%), 11/05/27 (a)	166	165
Allen Media, LLC
2021 Term Loan B, 10.25%, (3 Month Term SOFR + 5.50%), 02/10/27 (a) (d)	7,880	5,098
Alterra Mountain Company
2024 Term Loan B5, 8.75%, (1 Month Term SOFR + 3.50%), 05/31/30 (a)	431	432
Altice Financing SA
2022 USD Term Loan, 10.30%, (SOFR + 5.00%), 10/31/27 (a)	8,472	7,677
Altice France S.A.
2018 Term Loan B13, 9.38%, (3 Month USD LIBOR + 4.00%), 07/13/26 (a)	985	803
2023 USD Term Loan B14, 10.80%, (SOFR + 5.50%), 08/31/28 (a)	6,896	5,152
AMC Entertainment Holdings, Inc.
2024 Term Loan, 11.92%, (SOFR + 7.00%), 01/04/29 (a)	2,200	2,193
Amer Sports Company
USD Term Loan, 8.60%, (3 Month Term SOFR + 3.25%), 01/21/31 (a)	1,330	1,331
AP Core Holdings II, LLC
Amortization Term Loan B1, 10.86%, (SOFR + 5.50%), 07/21/27 (a)	944	862
High-Yield Term Loan B2, 10.86%, (SOFR + 5.50%), 07/21/27 (a)	275	251
Arcis Golf LLC
2023 Term Loan B, 9.11%, (1 Month Term SOFR + 3.75%), 11/24/28 (a)	346	347
Aventiv Technologies, LLC
2024 PIK Third Out Term Loan, 10.69%, (3 Month Term SOFR + 5.09%), 07/31/25 (a)	7,005	5,972
2024 Incremental Second Out Term Loan, 13.10%, (3 Month Term SOFR + 7.50%), 07/31/25 (a)	206	207
Century DE Buyer LLC
Term Loan B, 9.26%, (SOFR + 4.00%), 09/27/30 (a)	500	499
Charter Communications Operating, LLC
2019 Term Loan B2, 7.08%, (SOFR + 1.75%), 02/01/27 (a)	711	711
Ciena Corporation
2020 Term Loan B, 6.96%, (1 Month Term SOFR + 2.00%), 10/24/30 (a)	133	133
Cimpress Public Limited Company
2024 Term Loan B, 8.25%, (1 Month Term SOFR + 3.00%), 05/17/28 (a)	2,954	2,951
City Football Group Limited
2024 Term Loan, 7.97%, (SOFR + 3.00%), 07/21/30 (a)	1,506	1,496
ClubCorp Holdings, Inc.
2023 Term Loan B2, 10.60%, (3 Month Term SOFR + 5.00%), 10/01/28 (a)	569	569
CMG Media Corporation
2021 Term Loan, 8.93%, (3 Month Term SOFR + 3.50%), 12/17/26 (a)	4,266	3,745
CommScope, Inc.
2019 Term Loan B, 8.61%, (SOFR + 3.25%), 02/07/26 (a)	729	706
Connect Finco Sarl
2024 Extended Term Loan B, 9.75%, (1 Month Term SOFR + 4.50%), 09/11/29 (a)	4,174	3,906
Consolidated Communications, Inc.
2021 Term Loan B, 8.86%, (1 Month Term SOFR + 3.50%), 09/15/27 (a)	1,000	971
Coral-US Co-Borrower, LLC
2020 Term Loan B2, 7.46%, (1 Month Term SOFR + 2.25%), 01/22/28 (a)	1,500	1,481
CSC Holdings, LLC
2022 Term Loan B6, 9.60%, (1 Month Term SOFR + 4.50%), 01/17/28 (a)	1,481	1,437
Dave & Buster's, Inc.
2024 Term Loan B, 8.53%, (1 Month Term SOFR + 3.25%), 06/29/29 (a)	397	395
Term Loan, 0.00%, (SOFR + 3.25%), 09/27/31 (a) (b)	425	421
DirecTV Financing, LLC
Term Loan, 10.36%, (1 Month Term SOFR + 5.00%), 07/22/27 (a)	2,472	2,470
2024 Term Loan, 10.61%, (1 Month Term SOFR + 5.25%), 08/02/29 (a)	3,402	3,341
Dotdash Meredith Inc
Term Loan B, 9.30%, (SOFR + 4.00%), 11/23/28 (a)	980	979
Fanatics Commerce Intermediate Holdco, LLC
Term Loan B, 8.61%, (SOFR + 3.25%), 11/18/28 (a)	96	95
Flutter Financing B.V.
Term Loan B, 7.33%, (3 Month Term SOFR + 2.25%), 11/18/30 (a)	2,076	2,076
Frontier Communications Corp.
2024 Term Loan B, 8.83%, (3 Month Term SOFR + 3.50%), 06/20/31 (a)	5,192	5,218
Gray Television, Inc.
2021 Term Loan D, 8.32%, (SOFR + 3.00%), 10/27/28 (a)	974	897
2024 Term Loan B, 10.45%, (3 Month Term SOFR + 5.25%), 05/22/29 (a)	3,963	3,799
Great Outdoors Group, LLC
2021 Term Loan B2, 9.12%, (SOFR + 3.75%), 02/26/28 (a)	17,749	17,730
Herschend Entertainment Company, LLC
2021 Term Loan, 8.25%, (1 Month Term SOFR + 3.00%), 08/18/28 (a)	977	977
II-VI Incorporated
2024 Term Loan B, 7.75%, (1 Month Term SOFR + 2.50%), 07/02/29 (a)	945	944
LCPR Loan Financing LLC
2021 Term Loan B, 8.96%, (1 Month Term SOFR + 3.75%), 09/25/28 (a)	500	458
Light and Wonder International, Inc.
2024 Term Loan B2, 7.33%, (SOFR + 2.25%), 04/19/29 (a)	3,622	3,616
Lorca Holdco Limited
2024 USD Term Loan, 8.83%, (SOFR + 3.50%), 04/17/31 (a)	219	219
Ontario Gaming GTA LP
Term Loan B, 9.58%, (3 Month Term SOFR + 4.25%), 07/11/30 (a)	481	481
Pretzel Parent Inc.
Term Loan, 0.00%, (SOFR + 4.50%), 08/14/31 (a) (b)	215	215
Recess Holdings, Inc.
2024 Term Loan B, 9.75%, (3 Month Term SOFR + 4.50%), 02/14/30 (a)	339	340
SBA Senior Finance II LLC
2024 Term Loan B, 7.25%, (1 Month Term SOFR + 2.00%), 01/20/31 (a)	353	353
Scientific Games Holdings LP
2024 USD Term Loan B, 8.32%, (3 Month Term SOFR + 3.00%), 04/04/29 (a)	4,429	4,400
Securus Technologies Holdings, Inc.
2023 2nd Lien Term Loan, 14.50%, (3 Month Term SOFR + 9.05%), 11/01/25 (a)	424	108
Telesat Canada
Term Loan B5, 8.07%, (3 Month SOFR + 2.75%), 11/22/26 (a)	3,000	1,468

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Topgolf Callaway Brands Corp.
Term Loan B, 8.25%, (1 Month Term SOFR + 3.00%), 03/14/30 (a)	996	980
TripAdvisor Inc
Term Loan, 8.00%, (SOFR + 2.75%), 07/01/31 (a)	215	214
UFC Holdings, LLC
2021 Term Loan B, 8.29%, (3 Month SOFR + 2.75%), 04/29/26 (a)	415	415
Univision Communications Inc.
2021 First Lien Term Loan B, 8.61%, (SOFR + 3.25%), 03/15/26 (a)	104	104
2022 Term Loan B, 8.61%, (SOFR + 3.25%), 05/06/28 (a)	2,039	1,984
ViaSat, Inc.
Term Loan, 9.75%, (1 Month Term SOFR + 4.50%), 02/23/29 (a)	5,103	4,661
2023 Term Loan, 9.73%, (SOFR + 4.50%), 05/30/30 (a)	3,168	2,879
Virgin Media Bristol LLC
USD Term Loan N, 7.71%, (1 Month Term SOFR + 2.50%), 10/03/27 (a)	1,000	956
Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 01/31/29 (a) (b)	4,500	4,300
2023 USD Term Loan Y, 8.66%, (SOFR + 3.25%), 03/06/31 (a)	820	782
Windstream Services, LLC
2020 Exit Term Loan B, 11.60%, (SOFR + 6.25%), 08/24/27 (a)	977	975
Term Loan, 0.00%, (SOFR + 4.75%), 09/25/31 (a) (b)	500	500
		123,041
Consumer Discretionary 10.6%
1011778 B.C. Unlimited Liability Company
2024 Term Loan B6, 7.00%, (SOFR + 1.75%), 09/23/30 (a)	3,970	3,926
ABG Intermediate Holdings 2 LLC
2024 Term Loan B, 8.00%, (SOFR + 2.75%), 12/21/28 (a)	7,332	7,335
ACProducts, Inc.
2021 Term Loan B, 9.85%, (3 Month Term SOFR + 4.25%), 05/17/28 (a)	1,683	1,403
Adient US LLC
2024 Term Loan B2, 8.03%, (1 Month Term SOFR + 2.75%), 01/31/31 (a)	5,107	5,109
American Trailer World Corp.
Term Loan B, 9.10%, (SOFR + 3.75%), 02/17/28 (a)	1,732	1,561
Apro, LLC
2024 Term Loan B, 8.87%, (SOFR + 3.75%), 06/26/31 (a)	525	526
Aramark Services, Inc.
2024 Term Loan B8, 7.25%, (1 Month Term SOFR + 2.00%), 06/24/30 (a)	651	652
Asplundh Tree Expert, LLC
2024 Incremental Term Loan B, 7.00%, (SOFR + 1.75%), 05/09/31 (a)	448	449
Autokiniton US Holdings, Inc.
2024 Term Loan B, 9.36%, (1 Month Term SOFR + 4.00%), 04/06/28 (a)	4,618	4,615
Avis Budget Car Rental, LLC
2023 Term Loan C, 8.35%, (SOFR + 3.00%), 03/16/29 (a)	180	180
Belron Finance US LLC
2023 1st Lien Term Loan, 7.63%, (3 Month Term SOFR + 2.25%), 04/18/29 (a)	124	124
BJ's Wholesale Club, Inc.
2023 Term Loan B, 6.96%, (SOFR + 2.00%), 02/03/29 (a)	227	228
Bombardier Recreational Products, Inc.
2023 Term Loan B3, 8.00%, (1 Month Term SOFR + 2.75%), 12/13/29 (a)	545	544
Caesars Entertainment Inc.
Term Loan B, 8.00%, (3 Month Term SOFR + 2.75%), 01/25/30 (a)	10,989	10,979
2024 Term Loan B1, 8.00%, (3 Month Term SOFR + 2.75%), 01/24/31 (a)	1,159	1,158
Clarios Global LP
2024 USD Term Loan B, 7.75%, (SOFR + 2.50%), 05/06/30 (a)	4,026	4,023
Crocs, Inc.
2024 Term Loan, 7.50%, (1 Month Term SOFR + 2.25%), 02/20/29 (a)	141	141
2024 Term Loan, 7.58%, (3 Month Term SOFR + 2.25%), 02/20/29 (a)	940	943
CWGS Group, LLC
2021 Term Loan B, 7.47%, (SOFR + 2.50%), 05/25/28 (a)	921	879
2021 Term Loan B, 7.86%, (SOFR + 2.50%), 05/25/28 (a)	57	54
EG Group Limited
2023 USD Tranche C Term Loan B, 11.07%, (SOFR + 5.50%), 02/07/28 (a)	5,411	5,399
First Brands Group, LLC
2021 Term Loan, 10.25%, (3 Month Term SOFR + 5.00%), 03/22/27 (a)	222	219
2022 Incremental Term Loan, 10.51%, (3 Month Term SOFR + 5.00%), 03/30/27 (a)	5,286	5,223
2021 2nd Lien Term Loan, 14.01%, (3 Month SOFR + 8.50%), 03/30/28 (a)	2,558	2,417
Flynn Restaurant Group LP
2021 Term Loan B, 9.61%, (SOFR + 4.25%), 11/22/28 (a)	267	268
Foundation Building Materials Holding Company LLC
2024 Term Loan B2, 9.25%, (1 Month Term SOFR + 4.00%), 01/25/31 (a)	19	18
2024 Term Loan B2, 9.25%, (1 Month Term SOFR + 4.00%), 01/25/31 (a)	7,443	7,236
Four Seasons Hotels Limited
2024 Term Loan B, 7.25%, (1 Month Term SOFR + 2.00%), 11/30/29 (a)	88	88
Fugue Finance B.V.
2023 USD Term Loan B, 9.06%, (3 Month Term SOFR + 4.00%), 01/31/28 (a)	321	322
Golden Entertainment, Inc.
2023 Term Loan B, 7.50%, (SOFR + 2.25%), 05/18/30 (a)	652	651
GVC Holdings (Gibraltar) Limited
2022 USD Term Loan B2, 8.01%, (3 Month Term SOFR + 3.50%), 10/18/29 (a)	5,362	5,360
Harbor Freight Tools USA, Inc.
2024 Term Loan B, 7.24%, (SOFR + 2.50%), 06/05/31 (a)	452	445
2024 Term Loan B, 7.75%, (3 Month Term SOFR + 2.50%), 06/05/31 (a)	3,394	3,339
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 7.75%, (SOFR + 2.50%), 05/20/28 (a)	912	905
2024 Incremental Term Loan B, 7.50%, (1 Month Term SOFR + 2.75%), 01/10/31 (a)	2,136	2,117
J&J Ventures Gaming, LLC
Term Loan, 9.36%, (1 Month Term SOFR + 4.00%), 04/07/28 (a)	6,942	6,919
Mattress Firm Inc
2021 Term Loan B, 9.85%, (3 Month Term SOFR + 4.25%), 09/21/28 (a)	733	732
Pacific Bells, LLC
Term Loan B, 10.10%, (3 Month Term SOFR + 4.50%), 10/12/28 (a)	331	331
PCI Gaming Authority
Term Loan, 6.96%, (SOFR + 2.50%), 05/15/26 (a)	115	114
PetSmart, Inc.
2021 Term Loan B, 9.10%, (SOFR + 3.75%), 12/31/24 (a)	4,969	4,920
Raising Cane's Restaurants, LLC
2024 Term Loan B, 7.01%, (SOFR + 2.00%), 09/10/31 (a)	110	110
Restoration Hardware, Inc.
Term Loan B, 7.86%, (SOFR + 2.50%), 10/15/28 (a)	262	252
RVR Dealership Holdings, LLC
Term Loan B, 9.10%, (SOFR + 3.75%), 02/08/28 (a)	595	528

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Service Logic Acquisition, Inc
2024 Term Loan B, 8.46%, (SOFR + 3.50%), 10/29/27 (a)	952	954
Solis IV BV
USD Term Loan B1, 8.57%, (3 Month Term SOFR + 3.50%), 02/09/29 (a)	7,882	7,803
Sotheby's
2021 Term Loan B, 10.06%, (3 Month SOFR + 4.50%), 01/15/27 (a)	446	440
Station Casinos LLC
2024 Term Loan B, 7.50%, (1 Month Term SOFR + 2.25%), 03/07/31 (a)	1,159	1,154
Sweetwater Borrower, LLC
Term Loan B, 9.61%, (SOFR + 4.25%), 12/31/24 (a)	4,412	4,406
Tenneco, Inc.
2022 Term Loan B, 10.23%, (SOFR + 5.00%), 11/17/28 (a)	6,731	6,384
2022 Term Loan B, 10.43%, (SOFR + 5.00%), 11/17/28 (a)	19	18
Tory Burch LLC
Term Loan B, 8.61%, (SOFR + 3.25%), 04/14/28 (a)	475	475
Touchdown Acquirer Inc
Delayed Draw Term Loan, 9.10%, (3 Month Term SOFR + 2.00%), 02/07/31 (a)	75	74
2024 Term Loan B, 8.56%, (SOFR + 3.25%), 02/21/31 (a)	520	519
Varsity Brands, Inc.
2024 Term Loan B, 8.82%, (SOFR + 3.75%), 07/30/31 (a)	880	874
Wand NewCo 3, Inc.
2024 1st Lien Term Loan B, 8.50%, (1 Month Term SOFR + 3.25%), 01/30/31 (a)	640	639
WH Borrower, LLC
Term Loan, 10.79%, (SOFR + 5.50%), 02/09/27 (a)	698	695
2023 Incremental Term Loan, 10.79%, (3 Month Term SOFR + 5.50%), 02/15/27 (a)	1,078	1,074
Whatabrands LLC
2024 Term Loan B, 8.00%, (1 Month Term SOFR + 2.75%), 08/03/28 (a)	1,131	1,129
		119,380
Financials 8.6%
Acrisure, LLC
2024 Term Loan B6, 8.21%, (SOFR + 3.25%), 11/06/30 (a)	10,799	10,684
Albion Financing 3 SARL
2024 USD Term Loan B, 0.00%, (3 Month Term SOFR + 4.25%), 08/16/29 (a) (b)	1,599	1,605
Alliant Holdings Intermediate, LLC
2024 Term Loan B6, 0.00%, (SOFR + 3.00%), 09/12/31 (a) (b)	2,892	2,874
AmWINS Group, Inc.
2021 Term Loan B, 7.61%, (SOFR + 2.25%), 02/16/28 (a)	947	945
Aretec Group, Inc.
2024 Term Loan B, 9.25%, (SOFR + 4.00%), 08/09/30 (a)	4,111	4,022
AssuredPartners, Inc.
2024 Incremental Term Loan B5, 0.00%, (SOFR + 3.50%), 02/15/27 (a) (b)	1,018	1,017
2024 Incremental Term Loan B5, 8.75%, (1 Month Term SOFR + 3.50%), 02/15/27 (a)	4,057	4,052
Asurion LLC
2020 Term Loan B8, 9.21%, (SOFR + 3.25%), 12/23/26 (a)	3,479	3,475
2021 Term Loan B9, 8.61%, (SOFR + 3.25%), 02/05/28 (a)	4,102	4,041
2021 2nd Lien Term Loan B3, 10.61%, (SOFR + 5.25%), 02/05/28 (a)	3,840	3,590
2023 Term Loan B11, 9.60%, (SOFR + 4.25%), 08/19/28 (a)	1,439	1,416
2021 Second Lien Term Loan B4, 10.61%, (SOFR + 5.25%), 01/15/29 (a)	4,665	4,302
Broadstreet Partners, Inc.
2024 Term Loan B4, 8.50%, (SOFR + 3.25%), 05/10/31 (a)	77	77
2024 Term Loan B4, 8.50%, (3 Month Term SOFR + 3.25%), 05/10/31 (a)	751	747
Chamberlain Group Inc
Term Loan B, 8.60%, (1 Month Term SOFR + 3.50%), 10/22/28 (a)	3,890	3,867
2024 Incremental Term Loan B, 8.75%, (1 Month Term SOFR + 3.50%), 11/03/28 (a)	663	661
Charlotte Buyer, Inc.
2024 Term Loan B, 9.85%, (SOFR + 4.75%), 02/11/28 (a)	2,905	2,927
2024 Term Loan B, 9.91%, (SOFR + 4.75%), 02/11/28 (a)	985	992
Citadel Securities LP
2024 Term Loan B, 7.50%, (1 Month Term SOFR + 2.25%), 07/29/30 (a)	2,795	2,792
Cotiviti Corporation
2024 Fixed Term Loan B, 7.63%, (Fixed + 7.63%), 02/21/31 (a)	230	231
2024 Term Loan, 8.45%, (SOFR + 3.25%), 02/21/31 (a)	5,039	5,032
Hertz Corporation, (The)
2023 Incremental Term Loan B, 8.71%, (1 Month Term SOFR + 3.75%), 06/30/28 (a)	273	243
HUB International Limited
2024 1st Lien Term Loan B, 8.23%, (3 Month Term SOFR + 3.00%), 06/19/30 (a)	2,538	2,534
2024 1st Lien Term Loan B, 8.26%, (3 Month Term SOFR + 3.00%), 06/19/30 (a)	3,845	3,839
Hudson River Trading LLC
2021 Term Loan, 8.36%, (SOFR + 3.00%), 03/17/28 (a)	4,894	4,886
Jane Street Group, LLC
2024 Term Loan B, 7.86%, (SOFR + 2.50%), 01/26/28 (a)	5,346	5,340
Jones DesLauriers Insurance Management Inc.
2024 1st Lien Term Loan B, 8.35%, (SOFR + 3.25%), 03/15/30 (a)	459	458
Kronos Acquisition Holdings Inc.
2024 Term Loan, 9.31%, (3 Month Term SOFR + 4.00%), 06/27/31 (a)	205	192
Moneygram International, Inc
2024 Term Loan B, 0.00%, (SOFR + 4.75%), 06/01/30 (a) (b)	3,491	3,303
2024 Term Loan B, 9.68%, (SOFR + 4.75%), 06/01/30 (a)	499	472
NEXUS Buyer LLC
2024 Term Loan B, 9.25%, (SOFR + 4.00%), 07/18/31 (a)	1,531	1,517
Novae LLC
1st Lien Term Loan, 9.82%, (3 Month Term SOFR + 5.00%), 01/19/29 (a) (d)	323	314
Ryan Specialty Group, LLC
2024 USD Term Loan B, 7.35%, (SOFR + 2.25%), 09/11/31 (a)	2,478	2,472
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 8.25%, (1 Month Term SOFR + 3.75%), 02/16/28 (a)	5,279	5,267
Superannuation and Investments US LLC
USD Term Loan, 0.00%, (SOFR + 3.75%), 09/23/28 (a) (b)	2,204	2,204
Trans Union, LLC
2019 Term Loan B5, 7.10%, (SOFR + 1.75%), 11/13/26 (a)	977	976
Truist Insurance Holdings LLC
1st Lien Term Loan, 8.58%, (3 Month Term SOFR + 3.25%), 03/21/31 (a)	1,335	1,332
2nd Lien Term Loan, 10.08%, (3 Month Term SOFR + 4.75%), 03/08/32 (a)	1,140	1,157
USI, Inc.
2024 Term Loan (2029), 8.09%, (3 Month Term SOFR + 2.75%), 11/22/29 (a)	978	974
2024 Term Loan (2030), 8.08%, (3 Month Term SOFR + 2.75%), 09/27/30 (a)	109	109
VFH Parent LLC
2024 Term Loan B, 8.00%, (SOFR + 2.75%), 06/13/31 (a)	510	510

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Walker & Dunlop, Inc.
2021 Term Loan, 7.60%, (SOFR + 2.25%), 10/14/28 (a)	256	256
		97,704
Materials 7.0%
Aruba Investments Holdings, LLC
2020 USD Term Loan, 9.35%, (1 Month Term SOFR + 4.00%), 10/28/27 (a)	641	637
2022 USD Incremental Term Loan, 10.00%, (1 Month Term SOFR + 4.75%), 11/04/27 (a)	340	337
Avient Corporation
2024 Term Loan B8, 7.32%, (SOFR + 2.00%), 08/29/29 (a)	441	441
Axalta Coating Systems U.S. Holdings, Inc.
2024 Term Loan B6, 7.33%, (3 Month Term SOFR + 2.00%), 12/20/29 (a)	123	124
Berlin Packaging LLC
2024 Term Loan B, 8.81%, (3 Month Term SOFR + 3.75%), 05/09/31 (a)	1,313	1,311
Charter NEX US, Inc.
2024 Term Loan B, 8.50%, (1 Month Term SOFR + 3.50%), 12/01/27 (a)	682	682
Chemours Company (The)
2023 USD Term Loan B, 8.75%, (1 Month Term SOFR + 3.50%), 08/10/28 (a)	1,469	1,468
Consolidated Energy Finance, S.A.
2024 Term Loan B, 9.56%, (1 Month Term SOFR + 4.50%), 11/07/30 (a)	783	733
Discovery Purchaser Corporation
Term Loan, 0.00%, (3 Month Term SOFR + 4.38%), 08/04/29 (a) (b)	245	244
Term Loan, 9.69%, (3 Month Term SOFR + 4.38%), 08/04/29 (a)	1,072	1,066
Domtar Corporation
2021 Term Loan B, 10.86%, (SOFR + 5.50%), 11/30/28 (a)	4,586	4,371
GEON Performance Solutions, LLC
2021 Term Loan, 9.85%, (3 Month Term SOFR + 4.25%), 08/10/28 (a)	5,546	5,548
Hexion Holdings Corporation
2022 USD Term Loan, 9.77%, (3 Month SOFR + 4.50%), 03/02/29 (a)	1,531	1,518
Ineos Enterprises Holdings US Finco LLC
2023 USD 1st Lien Term Loan B, 8.91%, (SOFR + 3.75%), 06/23/30 (a)	3,383	3,390
Ineos Quattro Holdings UK Ltd
2023 USD 1st Lien Term Loan B, 9.60%, (SOFR + 4.25%), 03/09/29 (a)	2,985	2,983
2023 USD Term Loan, 9.10%, (SOFR + 3.75%), 03/01/30 (a)	1,427	1,424
Ineos US Finance LLC
2023 USD Term Loan B, 8.50%, (SOFR + 3.50%), 02/09/30 (a)	5,397	5,391
IRIS Holdings Inc.
Term Loan, 10.10%, (3 Month Term SOFR + 4.75%), 06/15/28 (a)	2,417	2,280
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 9.72%, (3 Month SOFR + 4.72%), 02/04/26 (a)	3,348	3,132
Kodiak Building Partners Inc.
2024 Term Loan B2, 9.08%, (3 Month Term SOFR + 3.75%), 03/12/28 (a)	169	169
Koppers Inc.
2024 Term Loan B, 8.10%, (1 Month Term SOFR + 3.00%), 04/10/30 (a) (c)	416	417
Lonza Group AG
USD Term Loan B, 9.36%, (3 Month Term SOFR + 3.92%), 04/29/28 (a)	2,444	2,281
LSF11 A5 Holdco LLC
2024 Term Loan B, 8.86%, (SOFR + 3.50%), 10/15/28 (a)	4,962	4,949
M2S Group Holdings Inc
Term Loan B, 9.85%, (SOFR + 4.75%), 08/21/31 (a)	535	511
MI Windows and Doors, LLC
2024 Term Loan B2, 8.75%, (1 Month Term SOFR + 3.50%), 03/21/31 (a)	214	215
Natgasoline LLC
Term Loan B, 9.02%, (SOFR + 3.50%), 10/31/25 (a)	480	475
New Arclin U.S. Holding Corp.
2021 Term Loan, 8.85%, (SOFR + 3.50%), 09/22/28 (a)	1,202	1,200
Nouryon Finance B.V.
2024 USD Term Loan B, 8.63%, (SOFR + 3.50%), 04/03/28 (a)	570	570
2024 Incremental Term Loan B, 8.82%, (SOFR + 3.50%), 04/03/28 (a)	2,638	2,641
Olympus Water US Holding Corporation
2024 USD Term Loan B, 8.85%, (3 Month Term SOFR + 3.50%), 06/06/31 (a)	1,864	1,862
Packaging Coordinators Midco, Inc.
2024 Term Loan B, 8.58%, (3 Month Term SOFR + 3.25%), 11/30/27 (a)	982	981
Plaze, Inc.
2020 Incremental Term Loan, 9.11%, (SOFR + 3.75%), 08/03/26 (a)	310	288
Pregis TopCo Corporation
1st Lien Term Loan, 9.25%, (1 Month Term SOFR + 3.75%), 07/25/26 (a)	386	386
Pretium Packaging, LLC
Second Out Term Loan A1, 9.85%, (3 Month Term SOFR + 4.60%), 10/01/28 (a)	3,245	2,586
First Out Term Loan A, 10.25%, (3 Month Term SOFR + 5.00%), 10/01/28 (a)	877	891
Pretium PKG Holdings, Inc.
2021 2nd Lien Term Loan, 12.07%, (3 Month SOFR + 6.75%), 09/22/29 (a)	2,000	773
RelaDyne Inc.
2022 Term Loan B, 9.50%, (SOFR + 4.25%), 01/25/29 (a)	718	718
Spa Holdings 3 Oy
USD Term Loan B, 9.35%, (3 Month SOFR + 4.00%), 03/18/28 (a)	296	295
Staples, Inc.
2024 Term Loan B, 10.69%, (SOFR + 5.75%), 08/22/29 (a)	6,681	6,062
SupplyOne, Inc
2024 Term Loan B, 9.50%, (1 Month Term SOFR + 4.25%), 03/27/31 (a)	169	169
TricorBraun Holdings, Inc.
2021 Term Loan, 8.61%, (SOFR + 3.25%), 01/29/28 (a)	735	721
Trinseo Materials Operating S.C.A.
2021 Term Loan B2, 7.82%, (3 Month Term SOFR + 2.50%), 05/03/28 (a)	3,395	2,677
2021 Term Loan B2, 7.82%, (1 Month Term SOFR + 2.50%), 05/03/28 (a)	725	572
W.R. Grace & Co.-Conn.
2021 Term Loan B, 8.50%, (3 Month SOFR + 3.25%), 08/11/28 (a)	202	203
Wilsonart LLC
2024 Term Loan B, 9.49%, (Prime + 4.25%), 07/25/31 (a)	4,000	3,953
Windsor Holdings III, LLC
2024 USD Term Loan B, 8.46%, (1 Month Term SOFR + 4.00%), 08/01/30 (a)	5,418	5,434
		79,079
Health Care 6.3%
Accelerated Health Systems, LLC
2022 Term Loan B, 9.73%, (3 Month Term SOFR + 4.25%), 02/01/29 (a)	5,914	4,520
ADMI Corp.
2021 Incremental Term Loan B3, 9.11%, (SOFR + 3.75%), 12/23/27 (a)	3,128	3,056
2023 Term Loan B5, 11.00%, (1 Month Term SOFR + 5.75%), 12/23/27 (a)	682	681
Amneal Pharmaceuticals LLC
2023 Term Loan B, 10.75%, (1 Month Term SOFR + 5.50%), 05/04/28 (a)	4,246	4,290
Avantor Funding, Inc.
2024 Term Loan, 7.35%, (SOFR + 2.00%), 11/08/27 (a)	289	291

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Catalent Pharma Solutions Inc.
2023 Term Loan B4, 7.92%, (1 Month Term SOFR + 3.00%), 02/22/28 (a)	2,992	2,992
CNT Holdings I Corp
2020 Term Loan, 8.75%, (3 Month Term SOFR + 3.50%), 10/16/27 (a)	1,036	1,038
DaVita, Inc.
2024 Extended Term Loan B1, 7.25%, (1 Month Term SOFR + 2.00%), 04/25/31 (a)	2,000	1,998
Embecta Corp
Term Loan B, 8.25%, (1 Month Term SOFR + 3.00%), 01/27/29 (a)	467	454
Endo Luxembourg Finance Company I S.a r.l.
2024 Term Loan B, 9.78%, (3 Month Term SOFR + 4.50%), 04/02/31 (a)	550	549
Fitness International, LLC
2024 Term Loan B, 10.50%, (1 Month Term SOFR + 5.25%), 01/30/29 (a)	1	1
2024 Term Loan B, 10.51%, (1 Month Term SOFR + 5.25%), 01/30/29 (a)	313	312
Geo Group, Inc. (The)
2024 Term Loan B, 10.50%, (SOFR + 5.25%), 04/04/29 (a)	374	379
Global Medical Response, Inc.
2024 PIK Term Loan, 10.44%, (3 Month Term SOFR + 5.50%), 10/02/28 (a)	7,379	7,326
Help At Home, Inc.
2024 Term Loan B, 0.00%, (SOFR + 5.00%), 09/24/31 (a) (b)	855	843
ICU Medical, Inc.
Term Loan B, 7.98%, (3 Month Term SOFR + 2.50%), 12/16/28 (a)	455	455
Insulet Corporation
2024 1st Lien Term Loan B, 7.75%, (SOFR + 2.50%), 07/31/31 (a)	1,315	1,320
Jazz Financing Lux S.a.r.l.
2024 Term Loan B, 7.50%, (SOFR + 2.25%), 05/05/28 (a)	6,146	6,137
Knight Health Holdings LLC
Term Loan B, 10.61%, (1 Month Term SOFR + 5.25%), 12/15/28 (a)	—	—
LifePoint Health, Inc.
2024 Term Loan B, 10.05%, (3 Month Term SOFR + 4.75%), 11/16/28 (a)	5,970	5,958
MED ParentCo LP
2024 Term Loan B, 9.25%, (1 Month Term SOFR + 4.00%), 04/05/31 (a)	1,087	1,088
Medline Borrower, LP
2024 Term Loan B, 8.00%, (1 Month Term SOFR + 2.75%), 10/23/28 (a)	6,491	6,491
Organon & Co
2024 USD Term Loan B, 7.46%, (SOFR + 2.50%), 05/14/31 (a)	707	704
Owens & Minor, Inc.
2022 Term Loan B, 9.10%, (SOFR + 3.75%), 03/23/29 (a)	2,262	2,259
2022 Term Loan B, 9.10%, (3 Month Term SOFR + 3.75%), 03/23/29 (a)	1,050	1,049
Padagis LLC
Term Loan B, 10.33%, (3 Month SOFR + 4.75%), 06/30/28 (a)	4,100	3,813
Phoenix Guarantor Inc
2024 Term Loan, 8.50%, (1 Month Term SOFR + 3.25%), 02/13/31 (a)	4,730	4,714
Radiology Partners Inc
2024 Extended Term Loan B, 10.38%, (3 Month Term SOFR + 3.50%), 01/31/29 (a)	3,837	3,748
Sotera Health Holdings, LLC
2024 Term Loan B, 8.50%, (1 Month Term SOFR + 3.25%), 05/30/31 (a)	375	374
Surgery Center Holdings, Inc.
2024 Term Loan B, 7.67%, (SOFR + 2.75%), 12/05/30 (a)	1,789	1,790
TTF Holdings, LLC
2024 Term Loan, 9.00%, (SOFR + 3.75%), 06/20/31 (a)	345	345
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 9.57%, (SOFR + 4.25%), 09/22/28 (a)	126	123
United FP Holdings, LLC
2019 1st Lien Term Loan, 9.51%, (3 Month Term SOFR + 4.00%), 12/30/26 (a)	977	889
Upstream Rehabilition, Inc.
2021 Term Loan, 9.76%, (3 Month SOFR + 4.25%), 11/20/26 (a)	823	710
		70,697
Consumer Staples 3.9%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 9.11%, (SOFR + 3.75%), 09/19/25 (a)	1,953	1,888
Anastasia Parent, LLC
2018 Term Loan B, 9.35%, (3 Month Term SOFR + 3.75%), 08/03/25 (a)	824	589
BW Gas & Convenience Holdings, LLC
2021 Term Loan B, 8.86%, (SOFR + 3.50%), 03/17/28 (a)	495	494
Cardenas Markets, Inc.
2022 Term Loan, 12.18%, (SOFR + 6.75%), 07/20/29 (a)	632	622
Chobani, LLC
2020 Term Loan B, 8.61%, (SOFR + 3.25%), 10/20/27 (a)	977	979
2023 Incremental Term Loan, 9.09%, (1 Month Term SOFR + 3.75%), 10/25/27 (a)	2,164	2,170
Del Monte Foods, Inc.
2024 First Out Term Loan, 13.31%, (SOFR + 8.00%), 08/31/28 (a)	528	496
2024 First Out Delayed Draw Term Loan, 15.50%, (Prime + 7.00%), 08/31/28 (a)	63	59
2024 Second Out Term Loan, 9.42%, (SOFR + 4.25%), 02/15/29 (a)	1,126	603
Eagle Parent Corp.
2022 Term Loan B, 9.58%, (3 Month Term SOFR + 4.25%), 03/17/29 (a)	698	660
Naked Juice LLC
Term Loan, 7.95%, (SOFR + 3.25%), 01/20/29 (a) (d)	4,607	3,759
2nd Lien Term Loan, 11.43%, (SOFR + 6.00%), 01/25/30 (a)	5,023	3,047
Northeast Grocery, Inc.
Term Loan B, 12.60%, (3 Month Term SOFR + 7.50%), 12/05/28 (a)	319	319
Olaplex, Inc
2022 Term Loan, 8.85%, (SOFR + 3.50%), 02/17/29 (a)	4,914	4,664
Primary Products Finance LLC
2024 Term Loan B, 8.97%, (SOFR + 3.50%), 04/02/29 (a)	120	120
2024 Term Loan B, 8.97%, (3 Month Term SOFR + 3.50%), 04/02/29 (a)	6,539	6,538
PushPay USA Inc
2024 USD Term Loan, 8.87%, (3 Month Term SOFR + 3.75%), 07/12/29 (a)	4,061	4,061
Solina Bidco
2024 Term Loan B, 8.70%, (3 Month Term SOFR + 3.75%), 02/28/29 (a)	209	210
Triton Water Holdings, Inc
Term Loan, 8.85%, (3 Month Term SOFR + 3.25%), 03/16/28 (a)	7,566	7,549
2024 Incremental Term Loan B, 9.34%, (3 Month Term SOFR + 4.00%), 03/31/28 (a)	995	994
Upfield B.V.
2024 USD Term Loan B10, 9.77%, (6 Month Term SOFR + 4.25%), 01/03/28 (a)	3,799	3,781
WOOF Holdings, Inc
1st Lien Term Loan, 9.35%, (3 Month SOFR + 3.75%), 12/16/27 (a)	978	651
		44,253
Energy 3.4%
AL NGPL Holdings, LLC
Term Loan B, 8.56%, (SOFR + 3.25%), 04/16/28 (a)	2,946	2,945

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
BCP Renaissance Parent LLC
2024 Term Loan B, 8.60%, (SOFR + 3.25%), 10/31/28 (a)	7,338	7,335
Delek US Holdings, Inc.
2022 Term Loan B, 8.85%, (1 Month Term SOFR + 3.50%), 11/10/29 (a)	704	702
Epic Y-Grade Services, LP
2024 Term Loan B, 11.07%, (3 Month Term SOFR + 5.75%), 06/29/29 (a)	720	717
Freeport LNG Investments, LLLP
Term Loan B, 9.04%, (3 Month SOFR + 3.50%), 11/17/28 (a)	4,255	4,213
GIP II Blue Holding, L.P
Term Loan B, 9.00%, (1 Month Term SOFR + 4.50%), 09/22/28 (a)	977	980
GIP Pilot Acquisition Partners LP
2024 Term Loan B, 7.82%, (3 Month Term SOFR + 2.50%), 10/04/30 (a)	3,822	3,825
Medallion Midland Acquisition, LLC
2023 Term Loan, 8.31%, (3 Month Term SOFR + 3.50%), 10/18/28 (a)	2,646	2,646
NGL Energy Partners LP
2024 Term Loan B, 9.00%, (1 Month Term SOFR + 4.50%), 01/25/31 (a)	4,605	4,576
NGP XI Midstream Holdings LLC
Term Loan B, 9.28%, (SOFR + 4.00%), 07/17/31 (a)	245	245
Par Petroleum, LLC
2024 Term Loan B, 9.06%, (SOFR + 3.75%), 02/28/30 (a)	336	336
Prairie ECI Acquiror LP
2024 Term Loan, 10.00%, (1 Month Term SOFR + 4.75%), 02/22/29 (a)	254	253
Rockpoint Gas Storage Partners LP
Term Loan, 0.00%, (SOFR + 3.50%), 09/12/31 (a) (b)	590	587
Traverse Midstream Partners LLC
2017 Term Loan, 8.75%, (SOFR + 3.50%), 02/16/28 (a)	5,644	5,645
WhiteWater DBR HoldCo, LLC
Term Loan B, 8.08%, (3 Month Term SOFR + 2.75%), 02/16/31 (a)	3,083	3,076
		38,081
Utilities 2.3%
Alpha Generation LLC
Term Loan, 0.00%, (SOFR + 2.75%), 09/19/31 (a) (b)	1,839	1,839
BIP PipeCo Holdings LLC
Term Loan B, 7.82%, (3 Month Term SOFR + 2.50%), 12/05/30 (a)	1,112	1,111
Eastern Power, LLC
Term Loan B, 10.50%, (SOFR + 3.75%), 10/02/25 (a)	157	157
Generation Bridge Northeast, LLC
Term Loan B, 8.75%, (1 Month Term SOFR + 3.50%), 08/03/29 (a)	313	313
GIP III Stetson I, L.P
2023 Term Loan B, 8.75%, (SOFR + 3.50%), 10/05/28 (a)	445	444
Goodnight Water Solutions, LLC
2024 Term Loan B, 10.45%, (3 Month Term SOFR + 5.25%), 05/22/29 (a)	4,712	4,703
Lightning Power LLC
Term Loan B, 8.35%, (SOFR + 3.25%), 08/08/31 (a)	3,695	3,701
New Fortress Energy Inc
Term Loan, 10.25%, (SOFR + 5.00%), 10/26/30 (a)	1,464	1,320
Talen Energy Supply, LLC
2023 Term Loan B, 8.60%, (3 Month Term SOFR + 3.50%), 05/27/30 (a)	1,632	1,635
2023 Term Loan C, 8.60%, (3 Month Term SOFR + 3.50%), 05/27/30 (a)	1,339	1,342
Vistra Operations Company LLC
1st Lien Term Loan B3, 7.25%, (1 Month Term SOFR + 2.00%), 12/11/25 (a)	1,042	1,042
Vistra Zero Operating Company, LLC
Term Loan B, 8.00%, (1 Month Term SOFR + 2.75%), 03/20/31 (a)	3,888	3,897
Waterbridge Midstream Operating LLC
2024 1st Lien Term Loan B, 10.08%, (3 Month Term SOFR + 4.75%), 06/22/29 (a)	4,810	4,640
		26,144
Real Estate 0.5%
Brand Industrial Services Inc
2024 Term Loan B, 9.75%, (3 Month Term SOFR + 4.50%), 08/01/30 (a)	1,762	1,711
Cushman & Wakefield LLC
2023 Term Loan, 8.25%, (SOFR + 3.25%), 01/31/30 (a)	524	523
Cushman & Wakefield U.S. Borrower, LLC
2020 Term Loan B, 8.11%, (SOFR + 2.75%), 08/15/25 (a)	13	13
Greystar Real Estate Partners, LLC
2024 1st Lien Term Loan B, 7.67%, (SOFR + 2.75%), 08/21/30 (a)	2,268	2,262
Iron Mountain Incorporated
2023 Term Loan B, 7.25%, (1 Month Term SOFR + 2.25%), 01/31/31 (a)	992	985
Vestis Corporation
Term Loan, 7.37%, (3 Month Term SOFR + 2.25%), 02/18/31 (a)	349	347
		5,841
Total Senior Floating Rate Instruments (cost $1,053,125)		1,027,495
CORPORATE BONDS AND NOTES 6.5%
Financials 1.5%
Alliant Holdings Intermediate, LLC
6.75%, 04/15/28 (e)	365	371
6.50%, 10/01/31 (e)	1,431	1,448
Freedom Mortgage Corporation
9.13%, 05/15/31 (e)	2,000	2,054
Icahn Enterprises L.P.
4.38%, 02/01/29	2,820	2,465
Macquarie Airfinance Holdings Limited
8.13%, 03/30/29 (e)	1,100	1,165
OneMain Finance Corporation
3.50%, 01/15/27	2,955	2,824
4.00%, 09/15/30	980	872
7.13%, 11/15/31	2,000	2,025
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (e)	3,000	2,864
VistaJet Malta Finance P.L.C.
6.38%, 02/01/30 (e)	1,098	943
		17,031
Consumer Discretionary 1.2%
Caesars Entertainment, Inc.
7.00%, 02/15/30 (e)	165	172
Carnival Corporation
4.00%, 08/01/28 (e)	2,342	2,260
EG Global Finance PLC
12.00%, 11/30/28 (e)	575	641
Macy's Retail Holdings
6.13%, 03/15/32 (e)	2,000	1,939
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (e)	1,350	1,315
Ontario Gaming GTA Limited Partnership
8.00%, 08/01/30 (e)	15	16
PM General Purchaser LLC
9.50%, 10/01/28 (e)	2,309	2,350
Restaurant Brands International Limited Partnership
5.63%, 09/15/29 (e)	2,220	2,252
Rivian Holdings LLC
11.36%, (6 Month Term SOFR + 6.05%), 10/15/26 (a) (e) (f)	2,085	2,101
Univision Communications Inc.
6.63%, 06/01/27 (e)	260	261
8.00%, 08/15/28 (e)	170	174
		13,481

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Communication Services 1.0%
CCO Holdings, LLC
5.38%, 06/01/29 (e)	1,408	1,356
4.25%, 02/01/31 (e)	2,500	2,208
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (e)	1,614	1,444
CMG Media Corporation
8.88%, 12/15/27 (e)	1,132	672
DISH Network Corporation
11.75%, 11/15/27 (e)	850	891
EchoStar Corporation
10.75%, 09/27/29	1,208	1,173
Iliad Holding
7.00%, 10/15/28 (e)	1,276	1,299
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (e)	2,064	1,886
Liberty Media Corporation
8.25%, 02/01/30	1,500	777
		11,706
Energy 1.0%
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (e)	2,240	2,241
Citgo Petroleum Corporation
7.00%, 06/15/25 (e)	120	120
8.38%, 01/15/29 (e)	400	416
Energy Transfer LP
6.75%, (100, 05/15/25) (g)	5,000	4,982
Hilcorp Energy I, L.P.
5.75%, 02/01/29 (e)	2,885	2,809
New Fortress Energy Inc.
6.50%, 09/30/26 (e)	729	614
		11,182
Materials 0.6%
Arsenal AIC Parent LLC
8.00%, 10/01/30 (e)	20	21
Avient Corporation
6.25%, 11/01/31 (e)	513	526
Cerdia Finanz GmbH
9.38%, 10/03/31 (e)	2,945	3,004
Cleveland-Cliffs Inc.
7.00%, 03/15/32 (e)	2,028	2,051
First Quantum Minerals Ltd
6.88%, 10/15/27 (e)	1,500	1,481
		7,083
Industrials 0.5%
Brand Industrial Services, Inc.
10.38%, 08/01/30 (e)	125	134
Cimpress NV
7.38%, 09/15/32 (e)	1,130	1,140
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (e)	1,330	1,435
TransDigm Inc.
6.00%, 01/15/33 (e)	1,121	1,137
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (e)	621	612
4.63%, 04/15/29 (e)	856	827
		5,285
Consumer Staples 0.3%
Marb Bondco PLC
3.95%, 01/29/31 (e)	1,062	941
Performance Food Group, Inc.
4.25%, 08/01/29 (e)	1,460	1,388
Sigma Holdco B.V.
7.88%, 05/15/26 (e)	570	566
		2,895
Health Care 0.2%
DaVita Inc.
4.63%, 06/01/30 (e)	750	714
3.75%, 02/15/31 (e)	1,625	1,464
Medline Borrower, LP
6.25%, 04/01/29 (e)	120	124
		2,302
Utilities 0.1%
PG&E Corporation
7.38%, 03/15/55	1,267	1,331
Information Technology 0.1%
NCR Voyix Corporation
5.13%, 04/15/29 (e)	772	755
Real Estate 0.0%
MPT Operating Partnership, L.P.
5.00%, 10/15/27	480	429
Total Corporate Bonds And Notes (cost $72,730)		73,480
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.2%
Owl Rock CLO XIV, LLC
Series 2023-A-14A, 7.68%, (3 Month Term SOFR + 2.40%), 10/22/35 (a)	2,083	2,101
Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,083)		2,101
COMMON STOCKS 0.1%
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (h)	112	180
iHeartMedia, Inc. - Class A (h)	48	88
		268
Consumer Discretionary 0.0%
Constellis Holdings, Inc. (h)	21	1
Elevate Textiles Inc (h)	62	70
		71
Energy 0.0%
Vantage Drilling International (c) (h)	—	14
Health Care 0.0%
Inotiv, Inc. (h)	3	5
Financials 0.0%
AFGlobal Corporation (c) (i)	39	—
Freedom Group Inc. (c) (h)	57	—
Total Common Stocks (cost $7,797)		358
OTHER EQUITY INTERESTS 0.0%
Paragon Offshore Ltd. (c) (h) (j)	8	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 2.0%
Investment Companies 2.0%
JNL Government Money Market Fund - Class I, 4.82% (k) (l)	22,833	22,833
Total Short Term Investments (cost $22,833)		22,833
Total Investments 99.8% (cost $1,158,568)		1,126,267
Other Assets and Liabilities, Net 0.2%		2,786
Total Net Assets 100.0%		1,129,053

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) This senior floating rate interest will settle after September 30, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(d) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

the security may be paid in cash or additional par.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2024, the value and the percentage of net assets of these securities was $56,602 and 5.0% of the Fund.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) Non-income producing security.

(i) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(j) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/PPM America Floating Rate Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	38,593	407,313	423,073	1,292	—	—	22,833	2.0

JNL/PPM America Floating Rate Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AFGlobal Corporation	07/13/17	2,907	—	—

JNL/PPM America Floating Rate Income Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Epicor Software Corporation – Term Loan	447	(2)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America Floating Rate Income Fund
Assets - Securities
Senior Floating Rate Instruments	—	1,026,656	839	1,027,495
Corporate Bonds And Notes	—	73,480	—	73,480
Non-U.S. Government Agency Asset-Backed Securities	—	2,101	—	2,101
Common Stocks	274	70	14	358
Other Equity Interests	—	—	—	—
Short Term Investments	22,833	—	—	22,833
	23,107	1,102,307	853	1,126,267
Liabilities - Securities
Senior Floating Rate Instruments[1]	—	(2)	—	(2)
	—	(2)	—	(2)
1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation is reflected as an asset and net unrealized depreciation is reflected as a liability in the table. See Unfunded Commitments table following the Schedule of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/PPM America High Yield Bond Fund
CORPORATE BONDS AND NOTES 87.6%
Financials 14.8%
Acrisure, LLC
8.25%, 02/01/29 (a)	6,408	6,614
6.00%, 08/01/29 (a) (b)	6,085	5,870
7.50%, 11/06/30 (a)	948	976
Alliant Holdings Intermediate, LLC
6.50%, 10/01/31 (a)	3,317	3,356
Aretec Escrow Issuer 2 Inc
10.00%, 08/15/30 (a) (b)	3,668	3,908
Aretec Escrow Issuer Inc
7.50%, 04/01/29 (a) (b)	5,002	4,753
Barclays PLC
9.63%, (100, 12/15/29) (b) (c) (d)	2,361	2,659
Benteler International Aktiengesellschaft
10.50%, 05/15/28 (a) (b)	5,971	6,314
Corebridge Financial, Inc.
6.88%, 12/15/52	3,720	3,851
Deutsche Bank Aktiengesellschaft
4.88%, 12/01/32	4,530	4,462
Encore Capital Group, Inc.
9.25%, 04/01/29 (a) (b) (d)	6,039	6,484
8.50%, 05/15/30 (a)	3,407	3,590
Ford Motor Credit Company LLC
7.35%, 11/04/27	1,646	1,749
Freedom Mortgage Corporation
7.63%, 05/01/26 (a)	2,959	2,988
6.63%, 01/15/27 (a)	1,455	1,458
9.25%, 02/01/29 (a)	4,167	4,335
12.25%, 10/01/30 (a)	2,962	3,318
9.13%, 05/15/31 (a)	1,163	1,194
GGAM Finance Ltd.
5.88%, 03/15/30 (a)	2,439	2,445
Global Atlantic Financial Company
7.95%, 10/15/54 (a)	4,005	4,177
Goldman Sachs Group, Inc., The
6.13%, (100, 11/10/34) (c)	3,576	3,598
7.50%, (100, 05/10/29) (b) (c)	4,640	4,929
HUB International Limited
5.63%, 12/01/29 (a) (b)	3,060	3,001
Icahn Enterprises L.P.
6.25%, 05/15/26	6,818	6,763
4.38%, 02/01/29	1,263	1,104
Intelligent Packaging Holdco Issuer Ltd Partnership
9.00%, 01/15/26 (a) (e)	1,263	1,262
Jane Street Group, LLC
7.13%, 04/30/31 (a)	6,749	7,152
Macquarie Airfinance Holdings Limited
8.13%, 03/30/29 (a) (b)	7,465	7,903
6.50%, 03/26/31 (a)	1,217	1,282
Markel Group Inc.
6.00%, (100, 06/01/25) (c)	4,258	4,252
MoneyGram International, Inc.
9.00%, 06/01/30 (a)	10,055	9,651
OneMain Finance Corporation
7.13%, 03/15/26	1,286	1,314
3.50%, 01/15/27 (b)	3,576	3,417
5.38%, 11/15/29 (b)	2,550	2,449
7.88%, 03/15/30	1,943	2,032
4.00%, 09/15/30	4,844	4,312
7.50%, 05/15/31	2,285	2,353
Osaic Holdings, Inc.
10.75%, 08/01/27 (a) (b)	5,718	5,815
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (a) (b)	7,985	7,976
4.25%, 02/15/29 (a)	6,305	6,019
5.75%, 09/15/31 (a) (b)	4,580	4,489
PRA Group, Inc.
8.38%, 02/01/28 (a) (b)	7,677	7,966
8.88%, 01/31/30 (a) (b)	3,284	3,418
Stena International S.A.
7.63%, 02/15/31 (a)	6,427	6,753
Toronto-Dominion Bank, The
8.13%, 10/31/82 (d)	3,217	3,453
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	2,155	2,154
UBS Group AG
4.88%, (100, 02/12/27) (a) (c)	5,602	5,375
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (a) (b)	5,062	4,947
6.38%, 02/01/30 (a) (b)	2,821	2,422
Washington Mutual Bank, FA
0.00%, 01/01/00 (f) (g)	1,500	—
		202,062
Energy 14.5%
Aethon United BR LP
7.50%, 10/01/29 (a)	4,468	4,529
Antero Midstream Partners LP
5.75%, 03/01/27 (a)	2,902	2,907
5.38%, 06/15/29 (a) (b)	2,011	1,992
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (a)	9,648	9,652
8.25%, 12/31/28 (a)	894	915
Baytex Energy Corp.
8.50%, 04/30/30 (a)	3,358	3,482
Bip-V Chinook
5.50%, 06/15/31 (a)	13,691	13,420
Blue Racer Midstream, LLC
7.00%, 07/15/29 (a) (b)	1,568	1,631
7.25%, 07/15/32 (a)	1,979	2,079
Buckeye Partners, L.P.
5.85%, 11/15/43	2,681	2,401
5.60%, 10/15/44	4,710	4,035
Cheniere Energy Partners, L.P.
3.25%, 01/31/32	4,191	3,749
5.95%, 06/30/33	1,041	1,102
Citgo Petroleum Corporation
7.00%, 06/15/25 (a)	9,923	9,923
8.38%, 01/15/29 (a)	5,292	5,506
CQP Holdco LP
7.50%, 12/15/33 (a)	2,470	2,680
DT Midstream, Inc.
4.30%, 04/15/32 (a)	1,042	974
Enerflex Ltd.
9.00%, 10/15/27 (a)	6,349	6,583
Energean Israel Finance Ltd
4.88%, 03/30/26 (h)	14,511	13,858
Energy Transfer LP
6.50%, (100, 08/15/26) (c)	1,017	1,018
6.75%, (100, 05/15/25) (c)	7,603	7,576
8.00%, 05/15/54	2,104	2,255
EQM Midstream Partners, LP
4.13%, 12/01/26	4,823	4,757
7.50%, 06/01/27 (a)	1,957	2,015
4.50%, 01/15/29 (a) (b)	4,075	3,980
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (a) (b)	6,710	6,703
5.75%, 02/01/29 (a)	1,499	1,459
ITT Holdings LLC
6.50%, 08/01/29 (a)	3,878	3,679
Kinetik Holdings LP
5.88%, 06/15/30 (a)	5,491	5,529
Nabors Industries, Inc.
7.38%, 05/15/27 (a) (b)	5,557	5,570
NGL Energy Operating LLC
8.13%, 02/15/29 (a)	3,756	3,851
8.38%, 02/15/32 (a)	7,207	7,428
Permian Resources Operating, LLC
7.00%, 01/15/32 (a)	3,388	3,523
6.25%, 02/01/33 (a)	2,573	2,614
SM Energy Company
6.75%, 08/01/29 (a)	2,549	2,559
7.00%, 08/01/32 (a)	2,039	2,048
Southwestern Energy Company
8.38%, 09/15/28	2,762	2,842
5.38%, 03/15/30	4,583	4,568

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Sunoco LP
4.50%, 05/15/29 (b)	2,213	2,126
7.25%, 05/01/32 (a)	2,128	2,254
Transocean Aquila Ltd.
8.00%, 09/30/28 (a)	984	1,006
Transocean Inc
8.00%, 02/01/27 (a)	6,462	6,459
8.75%, 02/15/30 (a)	1,312	1,369
Transocean Titan Financing Ltd.
8.38%, 02/01/28 (a)	932	960
Venture Global Calcasieu Pass, LLC
4.13%, 08/15/31 (a)	1,063	989
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (a) (c)	4,389	4,449
8.13%, 06/01/28 (a)	3,483	3,631
9.50%, 02/01/29 (a)	6,598	7,418
9.88%, 02/01/32 (a) (b)	2,750	3,056
		199,109
Consumer Discretionary 12.3%
American Axle & Manufacturing, Inc.
6.25%, 03/15/26 (b)	646	646
BRE RC Pitney Road PA LP
6.63%, 01/15/32 (a)	7,436	7,534
Carnival Corporation
4.00%, 08/01/28 (a)	28,998	27,988
Clarios Global LP
8.50%, 05/15/27 (a)	4,322	4,342
Dana Incorporated
5.38%, 11/15/27 (b)	1,146	1,138
5.63%, 06/15/28 (b)	1,977	1,940
4.50%, 02/15/32 (b)	3,840	3,405
EG Global Finance PLC
12.00%, 11/30/28 (a)	7,450	8,308
Ford Motor Company
9.63%, 04/22/30	1,826	2,162
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (a)	8,207	7,976
Jaguar Land Rover Automotive PLC
7.75%, 10/15/25 (a) (b)	3,441	3,443
5.50%, 07/15/29 (a) (b)	3,015	2,974
Macy's Retail Holdings
6.13%, 03/15/32 (a) (b)	5,653	5,482
4.50%, 12/15/34	1,179	988
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (a) (b)	11,677	11,374
MCE Finance Limited
5.38%, 12/04/29 (a)	9,748	9,146
Odeon Finco PLC
12.75%, 11/01/27 (a)	4,195	4,406
PetSmart, LLC
7.75%, 02/15/29 (a) (b)	4,471	4,410
PM General Purchaser LLC
9.50%, 10/01/28 (a)	9,183	9,347
QVC, Inc.
4.45%, 02/15/25	4,998	4,958
6.88%, 04/15/29 (a) (b)	5,302	4,400
Resorts World Las Vegas LLC
4.63%, 04/16/29 (a) (b)	3,920	3,535
8.45%, 07/27/30 (a)	5,593	5,906
Royal Caribbean Cruises Ltd.
6.00%, 02/01/33 (a)	2,957	3,031
Staples, Inc.
10.75%, 09/01/29 (a)	4,435	4,305
Tenneco Inc.
8.00%, 11/17/28 (a)	10,475	9,679
TKC Holdings, Inc.
6.88%, 05/15/28 (a)	3,150	3,110
10.50%, 05/15/29 (a)	4,252	4,273
Wynn Macau, Limited
5.13%, 12/15/29 (a) (b)	6,384	5,994
ZF North America Capital, Inc.
6.88%, 04/23/32 (a)	2,644	2,650
		168,850
Communication Services 11.5%
A + N Real Estate & Business Management Corporation
5.63%, 08/15/29 (a) (b)	4,632	4,485
Altice Financing S.A.
5.75%, 08/15/29 (a) (b)	12,154	9,796
Altice France Holding S.A.
8.13%, 02/01/27 (a)	6,710	5,447
AMC Networks, Inc.
10.25%, 01/15/29 (a)	4,100	4,222
Cable One, Inc.
4.00%, 11/15/30 (a) (b)	8,937	7,113
CCO Holdings, LLC
5.38%, 06/01/29 (a) (b)	5,950	5,731
4.25%, 02/01/31 (a)	6,263	5,532
4.75%, 02/01/32 (a)	6,111	5,374
4.50%, 05/01/32	2,199	1,901
4.25%, 01/15/34 (a) (b)	1,215	998
Charter Communications Operating, LLC
5.25%, 04/01/53	8,045	6,559
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a)	1,423	1,273
9.00%, 09/15/28 (a) (b)	4,385	4,662
7.50%, 06/01/29 (a) (b)	4,121	3,546
CMG Media Corporation
8.88%, 12/15/27 (a)	3,880	2,303
Connect Finco SARL
6.75%, 10/01/26 (a) (b)	4,299	4,299
9.00%, 09/15/29 (a) (b)	6,799	6,573
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	9,702	9,513
8.88%, 02/01/30 (a) (b)	1,981	1,996
Frontier Communications Holdings, LLC
8.75%, 05/15/30 (a)	6,156	6,545
8.63%, 03/15/31 (a)	2,570	2,773
Frontier Communications Parent, Inc.
6.75%, 05/01/29 (a)	3,098	3,120
Gray Television, Inc.
5.38%, 11/15/31 (a)	4,750	2,966
Iliad Holding
7.00%, 10/15/28 (a) (b)	3,475	3,537
8.50%, 04/15/31 (a)	3,115	3,352
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (a)	13,679	13,144
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	8,789	8,033
Level 3 Financing, Inc.
4.50%, 04/01/30 (a)	5,615	4,397
10.75%, 12/15/30 (a)	3,095	3,400
Liberty Media Corporation
8.25%, 02/01/30	5,487	2,843
McGraw-Hill Education, Inc.
7.38%, 09/01/31 (a)	3,402	3,529
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	1,004	995
Nexstar Media Group, Inc.
4.75%, 11/01/28 (a) (b)	1,042	994
Sprint Capital Corporation
6.88%, 11/15/28	1,130	1,234
Telesat Canada
5.63%, 12/06/26 (a)	7,160	3,411
Wayfair LLC
7.25%, 10/31/29 (a)	1,187	1,216
		156,812
Industrials 9.2%
Air Canada
3.88%, 08/15/26 (a)	5,625	5,479
American Airlines, Inc.
5.75%, 04/20/29 (a)	3,185	3,181
Boeing Company, The
7.01%, 05/01/64 (a) (i)	5,990	6,592
Bombardier Inc.
7.88%, 04/15/27 (a)	822	824

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
8.75%, 11/15/30 (a) (b)	2,904	3,189
7.25%, 07/01/31 (a) (b)	3,535	3,741
7.00%, 06/01/32 (a) (b)	1,901	1,988
Builders FirstSource, Inc.
4.25%, 02/01/32 (a)	8,090	7,475
Cimpress NV
7.38%, 09/15/32 (a)	5,433	5,482
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	2,788	2,818
Equipmentshare.Com Inc
8.00%, 03/15/33 (a)	1,786	1,829
Fortress Transportation And Infrastructure Investors LLC
7.00%, 05/01/31 (a)	3,551	3,733
7.00%, 06/15/32 (a) (b)	2,529	2,654
Genesee & Wyoming Inc.
6.25%, 04/15/32 (a)	3,518	3,620
Husky Injection Molding Systems Ltd.
9.00%, 02/15/29 (a) (b)	2,547	2,649
Imola Merger Corporation
4.75%, 05/15/29 (a)	5,912	5,770
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (a)	6,574	6,534
LABL Escrow Issuer LLC
6.75%, 07/15/26 (a)	3,495	3,493
Labl, Inc.
8.63%, 10/01/31 (a)	6,860	6,814
Lightning Power LLC
7.25%, 08/15/32 (a)	4,101	4,306
Rand Parent LLC
8.50%, 02/15/30 (a) (b)	4,399	4,481
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (a)	6,787	7,323
The Manitowoc Company, Inc.
9.25%, 10/01/31 (a)	4,395	4,505
TransDigm Inc.
6.75%, 08/15/28 (a)	3,298	3,398
6.38%, 03/01/29 (a)	3,751	3,869
6.63%, 03/01/32 (a)	4,281	4,462
6.00%, 01/15/33 (a)	1,716	1,740
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (a)	2,856	2,841
Watco Companies, L.L.C.
7.13%, 08/01/32 (a)	1,785	1,861
Wesco Distribution, Inc.
6.38%, 03/15/29 (a)	2,651	2,740
6.63%, 03/15/32 (a) (b)	2,651	2,760
XPO, Inc.
6.25%, 06/01/28 (a)	3,365	3,443
		125,594
Consumer Staples 6.7%
Albion Financing 1 S.a r.l.
6.13%, 10/15/26 (a)	5,044	5,064
Albion Financing 2 S.a r.l.
8.75%, 04/15/27 (a)	6,967	7,153
Allied Universal Holdco LLC
9.75%, 07/15/27 (a) (b)	4,435	4,442
4.63%, 06/01/28 (a)	3,610	3,385
7.88%, 02/15/31 (a)	3,253	3,325
Ashtead Capital, Inc.
5.50%, 08/11/32 (a)	3,750	3,834
Coty Inc.
6.63%, 07/15/30 (a)	3,160	3,283
JBS USA Lux S.A.
7.25%, 11/15/53 (a)	2,870	3,340
Macquarie Airfinance Holdings Limited
8.38%, 05/01/28 (a)	4,969	5,227
Marb Bondco PLC
3.95%, 01/29/31 (a) (b)	15,448	13,694
Neptune BidCo US Inc.
9.29%, 04/15/29 (a)	4,368	4,276
Performance Food Group, Inc.
4.25%, 08/01/29 (a)	5,084	4,833
Pilgrim's Pride Corporation
4.25%, 04/15/31	11,833	11,210
3.50%, 03/01/32	1,115	990
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (a) (b)	3,837	3,838
Sigma Holdco B.V.
7.88%, 05/15/26 (a)	5,806	5,767
Smithfield Foods, Inc.
2.63%, 09/13/31 (a)	1,161	984
United Natural Foods, Inc.
6.75%, 10/15/28 (a) (b)	7,114	6,785
		91,430
Information Technology 5.8%
Ahead DB Holdings, LLC
6.63%, 05/01/28 (a) (b)	3,855	3,731
AMS-Osram AG
12.25%, 03/30/29 (a)	6,320	6,707
Central Parent Inc.
8.00%, 06/15/29 (a)	3,314	3,448
Cloud Software Group, Inc.
6.50%, 03/31/29 (a)	3,640	3,623
9.00%, 09/30/29 (a)	3,260	3,318
8.25%, 06/30/32 (a)	2,757	2,882
Entegris Escrow Corporation
4.75%, 04/15/29 (a)	2,663	2,624
5.95%, 06/15/30 (a)	6,290	6,411
Entegris, Inc.
4.38%, 04/15/28 (a) (b)	3,510	3,388
Fortress Intermediate 3 Inc.
7.50%, 06/01/31 (a)	2,185	2,306
Helios Software Holdings, Inc.
4.63%, 05/01/28 (a) (b)	1,058	976
8.75%, 05/01/29 (a)	5,395	5,513
NCR Voyix Corporation
5.13%, 04/15/29 (a)	1,170	1,144
Open Text Corporation
3.88%, 02/15/28 (a)	5,200	4,964
3.88%, 12/01/29 (a)	5,732	5,332
4.13%, 02/15/30 - 12/01/31 (a) (b)	6,964	6,493
Rocket Software, Inc.
9.00%, 11/28/28 (a)	2,624	2,738
6.50%, 02/15/29 (a) (b)	1,262	1,200
Seagate HDD Cayman
4.13%, 01/15/31	1,080	998
ViaSat, Inc.
5.63%, 09/15/25 (a)	7,665	7,546
7.50%, 05/30/31 (a) (b)	6,366	4,383
		79,725
Health Care 5.3%
DaVita Inc.
4.63%, 06/01/30 (a)	8,526	8,115
3.75%, 02/15/31 (a)	2,283	2,057
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (a) (b)	5,256	4,931
IQVIA Inc.
5.00%, 05/15/27 (a) (b)	4,096	4,071
Lifepoint Health, Inc.
9.88%, 08/15/30 (a)	6,185	6,813
10.00%, 06/01/32 (a) (b)	3,240	3,569
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (a)	7,007	6,634
Organon & Co.
5.13%, 04/30/31 (a) (b)	4,701	4,424
Owens & Minor, Inc.
6.63%, 04/01/30 (a) (b)	7,154	6,954
Radiology Partners, Inc.
8.50%, 01/31/29 (a) (e)	2,020	2,005
Tenet Healthcare Corporation
4.25%, 06/01/29	7,128	6,879
4.38%, 01/15/30	2,480	2,381
6.13%, 06/15/30	3,224	3,278
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/26	4,811	4,625
4.75%, 05/09/27	5,891	5,806
		72,542

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Materials 4.1%
Avient Corporation
6.25%, 11/01/31 (a)	1,572	1,612
Cerdia Finanz GmbH
9.38%, 10/03/31 (a)	6,855	6,993
Cleveland-Cliffs Inc.
7.00%, 03/15/32 (a) (b)	3,293	3,330
First Quantum Minerals Ltd
6.88%, 10/15/27 (a)	4,174	4,121
9.38%, 03/01/29 (a)	1,196	1,268
8.63%, 06/01/31 (a)	3,215	3,220
FMG Resources (August 2006) Pty Ltd
4.38%, 04/01/31 (a) (b)	5,849	5,458
LSF11 A5 Holdco LLC
6.63%, 10/15/29 (a) (b)	7,615	7,407
Mercer International Inc.
12.88%, 10/01/28 (a)	1,197	1,257
5.13%, 02/01/29	5,272	4,494
Mineral Resources Limited
9.25%, 10/01/28 (a)	6,198	6,583
NOVA Chemicals Corporation
4.25%, 05/15/29 (a) (b)	8,036	7,472
Trinseo Materials Operating S.C.A.
5.13%, 04/01/29 (a)	7,550	3,554
		56,769
Utilities 2.6%
Alpha Generation LLC
6.75%, 10/15/32 (a)	1,343	1,363
Duke Energy Corporation
6.45%, 09/01/54	4,263	4,435
PG&E Corporation
7.38%, 03/15/55	2,554	2,682
Sempra
6.40%, 10/01/54 (b)	4,430	4,447
Vistra Corp.
8.00%, (100, 10/15/26) (a) (c)	4,328	4,526
8.88%, (100, 12/15/29) (c)	3,150	3,383
Vistra Operations Company LLC
5.50%, 09/01/26 (a)	3,865	3,866
5.00%, 07/31/27 (a)	2,859	2,841
4.38%, 05/01/29 (a)	1,018	986
6.88%, 04/15/32 (a)	6,596	6,944
		35,473
Real Estate 0.8%
Greystar Real Estate Partners, LLC
7.75%, 09/01/30 (a) (b)	3,640	3,870
RHP Hotel Properties, LP
6.50%, 04/01/32 (a)	6,522	6,742
		10,612
Total Corporate Bonds And Notes (cost $1,176,001)		1,198,978
SENIOR FLOATING RATE INSTRUMENTS 6.9%
Communication Services 2.3%
888 Acquisitions Limited
USD Term Loan B, 10.58%, (6 Month Term SOFR + 5.25%), 07/01/28 (j)	2,012	1,960
Allen Media, LLC
2021 Term Loan B, 10.25%, (3 Month Term SOFR + 5.50%), 02/10/27 (e) (j)	4,941	3,196
AMC Entertainment Holdings, Inc.
2024 Term Loan, 11.92%, (SOFR + 7.00%), 01/04/29 (j)	3,400	3,389
Aventiv Technologies, LLC
2024 PIK Third Out Term Loan, 10.69%, (3 Month Term SOFR + 5.09%), 07/31/25 (j)	5,046	4,302
2024 Incremental Second Out Term Loan, 13.10%, (3 Month Term SOFR + 7.50%), 07/31/25 (j)	152	152
Connect Finco Sarl
2024 Extended Term Loan B, 9.75%, (1 Month Term SOFR + 4.50%), 09/11/29 (j)	3,818	3,572
Flutter Financing B.V.
Term Loan B, 7.33%, (3 Month Term SOFR + 2.25%), 11/18/30 (j)	1,642	1,641
Gray Television, Inc.
2024 Term Loan B, 10.45%, (3 Month Term SOFR + 5.25%), 05/22/29 (j)	6,295	6,034
Great Outdoors Group, LLC
2021 Term Loan B2, 9.12%, (SOFR + 3.75%), 02/26/28 (j)	4,511	4,506
ViaSat, Inc.
2023 Term Loan, 9.73%, (SOFR + 4.50%), 05/30/30 (j)	3,416	3,104
		31,856
Industrials 1.3%
Advisor Group, Inc.
2024 Term Loan, 9.25%, (1 Month Term SOFR + 4.00%), 08/16/28 (j)	6,871	6,791
Pitney Bowes Inc.
2021 Term Loan B, 9.36%, (SOFR + 4.00%), 03/12/28 (j)	3,559	3,561
PUG LLC
2024 Extended Term Loan B, 10.00%, (3 Month Term SOFR + 4.75%), 03/12/30 (j)	2,004	1,998
Titan Acquisition Limited
2024 Term Loan B, 10.33%, (6 Month Term SOFR + 5.00%), 02/01/29 (j)	2,063	2,051
United Airlines, Inc.
2024 Term Loan B, 8.03%, (SOFR + 2.75%), 02/15/31 (j)	3,016	3,016
		17,417
Health Care 0.8%
Global Medical Response, Inc.
2024 PIK Term Loan, 10.44%, (3 Month Term SOFR + 5.50%), 10/02/28 (j)	6,750	6,702
Radiology Partners Inc
2024 Extended Term Loan B, 10.38%, (3 Month Term SOFR + 3.50%), 01/31/29 (j)	4,650	4,542
		11,244
Information Technology 0.8%
Ahead DB Holdings, LLC
2024 Term Loan B3, 8.80%, (1 Month Term SOFR + 3.50%), 01/24/31 (j)	3,508	3,510
Fortress Intermediate 3, Inc
Term Loan B, 9.00%, (SOFR + 3.75%), 05/09/31 (j)	3,318	3,310
Rocket Software, Inc.
2023 USD Term Loan B, 10.00%, (1 Month Term SOFR + 4.75%), 11/28/28 (j)	3,531	3,532
		10,352
Consumer Discretionary 0.7%
Clarios Global LP
2024 USD Term Loan B, 7.75%, (SOFR + 2.50%), 05/06/30 (j)	2,718	2,715
First Brands Group, LLC
2022 Incremental Term Loan, 10.51%, (3 Month Term SOFR + 5.00%), 03/30/27 (j)	3,409	3,368
J&J Ventures Gaming, LLC
2023 Incremental Term Loan B, 9.61%, (1 Month Term SOFR + 4.25%), 04/26/28 (j)	2,037	2,027
PetSmart, Inc.
2021 Term Loan B, 9.10%, (SOFR + 3.75%), 12/31/24 (j)	2,068	2,047
		10,157
Materials 0.5%
LSF11 A5 Holdco LLC
2024 Term Loan B, 8.86%, (SOFR + 3.50%), 10/15/28 (j)	4,042	4,031
Staples, Inc.
2024 Term Loan B, 10.69%, (SOFR + 5.75%), 08/22/29 (j)	2,947	2,674
		6,705
Financials 0.5%
Aretec Group, Inc.
2024 Term Loan B, 9.25%, (SOFR + 4.00%), 08/09/30 (j)	3,466	3,392

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Cotiviti Corporation
2024 Term Loan, 8.45%, (SOFR + 3.25%), 02/21/31 (j)	2,721	2,718
		6,110
Total Senior Floating Rate Instruments (cost $95,500)		93,841
COMMON STOCKS 0.4%
Energy 0.3%
MPLX LP	87	3,877
Prairie Provident Resources Inc. (f)	224	4
Vantage Drilling International (f) (k)	2	61
		3,942
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (f)	335	537
EchoStar Corporation - Class A (f)	4	97
iHeartMedia, Inc. - Class A (b) (f)	141	260
		894
Materials 0.0%
Smurfit Westrock Public Limited Company	—	5
Information Technology 0.0%
New Cotai LLC (f) (k)	—	—
Total Common Stocks (cost $8,194)		4,841
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.2%
Owl Rock CLO XIV, LLC
Series 2023-A-14A, 7.68%, (3 Month Term SOFR + 2.40%), 10/22/35 (j)	3,080	3,107
Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,080)		3,107
RIGHTS 0.0%
Prairie Provident Resources Inc. (f)	224	2
Total Rights (cost $240)		2
SHORT TERM INVESTMENTS 14.5%
Securities Lending Collateral 10.4%
JNL Government Money Market Fund - Class SL, 4.92% (l) (m)	142,064	142,064
Investment Companies 4.1%
JNL Government Money Market Fund - Class I, 4.82% (l) (m)	57,054	57,054
Total Short Term Investments (cost $199,118)		199,118
Total Investments 109.6% (cost $1,482,133)		1,499,887
Other Assets and Liabilities, Net (9.6)%		(130,891)
Total Net Assets 100.0%		1,368,996

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2024, the value and the percentage of net assets of these securities was $1,012,612 and 74.0% of the Fund.

(b) All or a portion of the security was on loan as of September 30, 2024.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Convertible security.

(e) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(f) Non-income producing security.

(g) As of September 30, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(h) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(j) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/PPM America High Yield Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	74,427	375,906	393,279	1,999	—	—	57,054	4.1
JNL Government Money Market Fund, 4.92% - Class SL	46,766	312,863	217,565	1,788	—	—	142,064	10.4
	121,193	688,769	610,844	3,787	—	—	199,118	14.5

JNL/PPM America High Yield Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Energean Israel Finance Ltd, 4.88%, 03/30/26	03/09/21	14,278	13,858	1.0

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America High Yield Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	1,198,978	—	1,198,978
Senior Floating Rate Instruments	—	93,841	—	93,841
Common Stocks	4,780	—	61	4,841
Non-U.S. Government Agency Asset-Backed Securities	—	3,107	—	3,107
Rights	2	—	—	2
Short Term Investments	199,118	—	—	199,118
	203,900	1,295,926	61	1,499,887

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/PPM America Investment Grade Credit Fund
CORPORATE BONDS AND NOTES 89.1%
Financials 32.3%
AerCap Ireland Capital Designated Activity Company
3.00%, 10/29/28	440	416
AIG Global Funding
5.20%, 06/24/29 (a)	604	623
American Express Company
6.34%, 10/30/26	560	571
5.65%, 04/23/27	900	917
American Honda Finance Corporation
4.90%, 01/10/34	500	508
Aon Corporation
5.00%, 09/12/32	540	553
AON North America, Inc.
5.75%, 03/01/54	500	530
Banco Santander, S.A.
6.53%, 11/07/27 (b)	1,050	1,095
6.42%, (SOFR + 1.12%), 07/15/28 (b) (c)	800	801
6.92%, 08/08/33	300	332
Bank of America Corporation
3.71%, 04/24/28	1,000	985
5.82%, 09/15/29	2,480	2,610
5.47%, 01/23/35	1,300	1,367
Bank of New York Mellon Corporation, The
6.32%, 10/25/29	1,000	1,076
5.83%, 10/25/33	830	899
Barclays PLC
2.28%, 11/24/27 (b)	760	724
4.84%, 09/10/28 (b)	327	330
4.94%, 09/10/30 (b)	600	605
6.04%, 03/12/55 (b)	190	207
Berkshire Hathaway Finance Corporation
4.20%, 08/15/48	290	266
3.85%, 03/15/52	270	228
BlackRock Funding, Inc.
5.25%, 03/14/54	300	311
5.35%, 01/08/55	518	545
BlackRock, Inc.
2.10%, 02/25/32	450	389
Blue Owl Credit Income Corp.
6.60%, 09/15/29 (a)	95	98
BPCE
2.05%, 10/19/27 (a)	910	863
CaixaBank, S.A.
5.67%, 03/15/30 (a)	790	821
6.84%, 09/13/34 (a)	550	614
Caterpillar Financial Services Corporation
4.85%, 02/27/29	720	745
Citigroup Inc.
5.44%, 04/30/26	1,200	1,224
5.49%, 12/04/26	800	823
4.54%, 09/19/30	1,003	1,004
2.52%, 11/03/32	300	260
3.79%, 03/17/33	900	844
CNO Financial Group, Inc.
6.45%, 06/15/34 (d)	356	375
Corebridge Financial, Inc.
5.75%, 01/15/34	450	474
4.40%, 04/05/52	250	214
Deutsche Bank Aktiengesellschaft
7.15%, 07/13/27	940	979
7.08%, 02/10/34 (b)	220	236
Equitable Financial Life Global Funding
1.70%, 11/12/26 (a)	920	872
European Bank for Reconstruction and Development
4.13%, 01/25/29	1,160	1,181
Five Corners Funding Trust II
2.85%, 05/15/30 (a)	660	609
Ford Motor Credit Company LLC
6.80%, 11/07/28	410	433
Franklin BSP Capital Corporation
7.20%, 06/15/29 (a)	228	234
General Motors Financial Company, Inc.
5.80%, 06/23/28	300	311
5.60%, 06/18/31	800	821
Goldman Sachs Bank USA
5.99%, (SOFR + 0.75%), 05/21/27 (c)	1,570	1,567
Goldman Sachs Group, Inc., The
5.73%, 04/25/30	1,000	1,052
4.41%, 04/23/39	700	661
Guardian Life Insurance Company of America, The
3.70%, 01/22/70 (a)	250	183
Hartford Financial Services Group, Inc. , The
2.90%, 09/15/51	320	217
Holcim Finance US LLC
4.75%, 09/22/46 (a)	270	245
HSBC Holdings PLC
6.16%, 03/09/29	1,030	1,084
Inter-American Development Bank
4.50%, 05/15/26	1,810	1,829
International Bank for Reconstruction and Development
3.88%, 02/14/30	720	727
4.00%, 07/25/30	810	823
4.50%, 04/10/31	700	730
John Deere Capital Corporation
4.85%, 06/11/29	658	680
4.90%, 03/07/31	770	797
5.10%, 04/11/34	390	408
JPMorgan Chase & Co.
5.04%, 01/23/28	2,780	2,827
2.07%, 06/01/29	2,340	2,165
4.20%, 07/23/29	1,400	1,395
5.35%, 06/01/34	500	523
5.34%, 01/23/35	810	847
3.11%, 04/22/41	350	282
3.96%, 11/15/48	500	433
JPMorgan Chase Bank, National Association
5.11%, 12/08/26	500	511
KfW
4.63%, 08/07/26	700	711
3.50%, 08/27/27	2,200	2,193
KKR Group Finance Co. X LLC
3.25%, 12/15/51 (a)	330	233
Lloyds Banking Group PLC
5.72%, 06/05/30	435	456
Macquarie Bank Limited
5.39%, 12/07/26 (a)	1,090	1,120
MasterCard Incorporated
4.88%, 03/09/28	1,000	1,033
MET Tower Global Funding
4.85%, 01/16/27 (a)	1,080	1,100
Morgan Stanley
5.16%, 04/20/29	2,700	2,775
5.66%, 04/18/30	1,190	1,252
2.70%, 01/22/31	250	229
5.25%, 04/21/34	1,250	1,291
5.95%, 01/19/38	310	325
Morgan Stanley Bank, National Association
4.95%, 01/14/28	750	761
5.50%, 05/26/28 (e)	590	609
New York Life Global Funding
4.55%, 01/28/33 (a)	350	352
Pricoa Global Funding I
5.55%, 08/28/26 (a)	340	349
Royal Bank of Canada
6.00%, 11/01/27 (b)	1,100	1,160
4.97%, 08/02/30 (b)	1,835	1,880
S&P Global Inc.
5.25%, 09/15/33	700	743
Skandinaviska Enskilda Banken AB
5.38%, 03/05/29 (a)	660	683
State Street Corporation
5.16%, 05/18/34 (d)	1,090	1,134

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Toyota Motor Credit Corporation
5.40%, 11/20/26	500	515
5.10%, 03/21/31	700	729
4.80%, 01/05/34	350	356
UBS Group AG
6.25%, 09/22/29 (a)	1,300	1,380
Visa Inc.
4.15%, 12/14/35	300	296
Wells Fargo & Company
2.88%, 10/30/30	720	668
5.56%, 07/25/34	450	472
Wells Fargo Bank, National Association
5.25%, 12/11/26	720	738
		76,452
Health Care 12.5%
AbbVie Inc.
4.80%, 03/15/29	2,850	2,932
Advocate Health and Hospitals Corporation
3.01%, 06/15/50	400	291
Alcon Finance Corporation
3.00%, 09/23/29 (a)	307	289
2.60%, 05/27/30 (a)	487	444
Amgen Inc.
1.65%, 08/15/28	700	638
5.25%, 03/02/30	870	907
5.65%, 03/02/53	600	632
AstraZeneca Finance LLC
4.85%, 02/26/29	480	495
5.00%, 02/26/34	930	970
Bayer US Finance II LLC
4.63%, 06/25/38 (a)	300	272
Bristol-Myers Squibb Company
4.13%, 06/15/39	440	407
5.55%, 02/22/54	520	552
Centene Corporation
3.38%, 02/15/30	1,000	915
CVS Health Corporation
5.70%, 06/01/34 (d)	400	417
4.78%, 03/25/38	1,460	1,379
Elevance Health, Inc.
2.25%, 05/15/30	570	511
6.10%, 10/15/52	560	622
Eli Lilly and Company
5.00%, 02/09/54	250	253
5.05%, 08/14/54	708	724
Gilead Sciences, Inc.
4.80%, 04/01/44	440	425
HCA Inc.
5.45%, 09/15/34	346	356
4.63%, 03/15/52	750	651
Humana Inc.
5.38%, 04/15/31	560	582
5.75%, 04/15/54	620	635
Indiana University Health, Inc.
2.85%, 11/01/51	300	212
Johnson & Johnson
4.90%, 06/01/31	800	845
Kaiser Foundation Hospitals
4.15%, 05/01/47	220	198
Labcorp Holdings Inc.
4.35%, 04/01/30	790	783
Mars, Incorporated
3.88%, 04/01/39 (a)	700	627
Merck & Co., Inc.
5.00%, 05/17/53	300	303
Pfizer Investment Enterprises Pte. Ltd
4.45%, 05/19/26	770	775
5.30%, 05/19/53	990	1,024
Quest Diagnostics Incorporated
4.63%, 12/15/29	1,341	1,358
Roche Holdings, Inc.
5.49%, 11/13/30 (a)	770	822
5.59%, 11/13/33 (a)	360	390
Royalty Pharma PLC
3.30%, 09/02/40	850	659
Smith & Nephew PLC
2.03%, 10/14/30	300	260
STERIS Irish FinCo Unlimited Company
3.75%, 03/15/51	250	191
Takeda Pharmaceutical Co Ltd
5.30%, 07/05/34	550	575
The Cigna Group
5.13%, 05/15/31	606	633
UnitedHealth Group Incorporated
5.30%, 02/15/30	450	475
4.90%, 04/15/31	800	832
4.95%, 01/15/32	780	807
4.25%, 06/15/48	750	663
5.05%, 04/15/53	300	298
6.05%, 02/15/63	530	601
		29,630
Utilities 8.2%
Comision Federal De Electricidad, E.P.E.
5.70%, 01/24/30 (a)	266	266
6.45%, 01/24/35 (a)	348	347
Consolidated Edison Company of New York, Inc.
4.45%, 03/15/44	600	551
5.70%, 05/15/54	600	650
Constellation Energy Generation, LLC
6.50%, 10/01/53	200	232
Duke Energy Corporation
4.50%, 08/15/32	600	592
4.25%, 12/15/41	340	309
5.80%, 06/15/54	550	580
Duke Energy Florida, LLC
5.95%, 11/15/52	460	509
Duke Energy Progress, LLC
5.10%, 03/15/34	300	313
4.10%, 03/15/43	370	325
Entergy Utility Assets, LLC
5.15%, 09/15/34	417	430
2.90%, 03/15/51	490	327
Essential Utilities, Inc.
2.70%, 04/15/30	470	431
Eversource Energy
2.90%, 03/01/27	290	281
Exelon Corporation
5.60%, 03/15/53	490	510
Florida Power & Light Company
5.30%, 06/15/34	590	626
3.95%, 03/01/48	700	599
Georgia Power Company
3.70%, 01/30/50	350	279
Nevada Power Company
6.00%, 03/15/54	200	221
Northern States Power Company
5.10%, 05/15/53	450	454
NSTAR Electric Company
1.95%, 08/15/31	710	604
5.40%, 06/01/34	195	206
Oncor Electric Delivery Company LLC
3.10%, 09/15/49	350	251
Pacific Gas And Electric Company
4.50%, 07/01/40	510	459
6.75%, 01/15/53	540	616
6.70%, 04/01/53	250	286
5.90%, 10/01/54	190	198
PECO Energy Company
2.85%, 09/15/51	370	249
Piedmont Natural Gas Company, Inc.
5.05%, 05/15/52	250	241
PPL Electric Utilities Corporation
5.25%, 05/15/53	300	309
Public Service Electric And Gas Company
5.45%, 03/01/54	720	765
Public Service Enterprise Group Incorporated
5.85%, 11/15/27	620	649

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
5.88%, 10/15/28	760	801
RWE Finance US, LLC
5.88%, 04/16/34 (a)	310	324
6.25%, 04/16/54 (a)	800	840
San Diego Gas & Electric Company
5.35%, 04/01/53	320	329
Southern California Edison Company
4.88%, 02/01/27	770	781
5.85%, 11/01/27	240	252
5.20%, 06/01/34	450	467
4.65%, 10/01/43	420	392
5.88%, 12/01/53	500	544
Southern California Gas Company
6.35%, 11/15/52	250	289
The Southern Company
5.20%, 06/15/33	410	425
Virginia Electric and Power Company
2.45%, 12/15/50	400	247
5.55%, 08/15/54	86	90
		19,446
Communication Services 7.0%
Alphabet Inc.
1.90%, 08/15/40	349	249
America Movil, S.A.B. De C.V.
3.63%, 04/22/29	620	600
AT&T Inc.
2.30%, 06/01/27	510	487
5.25%, 03/01/37	930	958
4.85%, 03/01/39	870	852
4.30%, 12/15/42	300	267
3.65%, 06/01/51	1,350	1,031
Charter Communications Operating, LLC
3.50%, 06/01/41 - 03/01/42	840	586
5.25%, 04/01/53	270	220
Comcast Corporation
5.10%, 06/01/29	790	823
4.25%, 10/15/30	1,080	1,075
5.30%, 06/01/34 (d)	500	527
3.75%, 04/01/40	590	511
2.89%, 11/01/51	590	396
Cox Communications, Inc.
5.45%, 09/01/34 (a)	446	452
5.95%, 09/01/54 (a)	418	417
Meta Platforms, Inc.
4.55%, 08/15/31	539	553
5.60%, 05/15/53	500	542
5.55%, 08/15/64	402	426
T-Mobile USA, Inc.
4.95%, 03/15/28	650	665
2.25%, 11/15/31	700	604
5.05%, 07/15/33	700	718
5.75%, 01/15/34	1,230	1,321
Verizon Communications Inc.
4.40%, 11/01/34	1,540	1,504
2.65%, 11/20/40	360	266
Walt Disney Company, The
6.65%, 11/15/37	500	590
		16,640
Consumer Staples 6.1%
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	1,800	1,927
Ashtead Capital, Inc.
4.00%, 05/01/28 (a)	500	487
Bimbo Bakeries USA, Inc.
5.38%, 01/09/36 (a)	530	547
Cargill, Incorporated
2.13%, 11/10/31 (a)	500	432
Coca-Cola Company, The
5.30%, 05/13/54	1,000	1,064
Constellation Brands, Inc.
2.25%, 08/01/31	460	398
4.90%, 05/01/33	220	222
CSL Finance PLC
4.25%, 04/27/32 (a)	270	266
5.11%, 04/03/34 (a)	750	779
JBS USA Food Company
2.50%, 01/15/27	400	383
JBS USA Lux S.A.
6.75%, 03/15/34 (a)	300	333
7.25%, 11/15/53 (a)	370	431
Kenvue Inc.
5.00%, 03/22/30	650	679
Keurig Dr Pepper Inc.
3.95%, 04/15/29	1,100	1,085
Mead Johnson Nutrition Company
5.90%, 11/01/39	200	218
Nestle Capital Corporation
4.88%, 03/12/34 (a)	890	919
Nestle Holdings, Inc.
5.25%, 03/13/26 (a)	870	885
4.95%, 03/14/30 (a)	490	508
Northwestern University
2.64%, 12/01/50	300	204
Southern California, University of
3.84%, 10/01/47	350	306
Tyson Foods, Inc.
5.70%, 03/15/34	450	474
Unilever Capital Corporation
5.00%, 12/08/33	1,000	1,050
University of Chicago, The
2.76%, 04/01/45	300	241
Walmart Inc.
4.50%, 04/15/53	670	647
		14,485
Information Technology 6.0%
Apple Inc.
3.45%, 02/09/45	400	336
4.38%, 05/13/45	150	144
4.65%, 02/23/46	500	497
3.95%, 08/08/52	1,100	968
Broadcom Inc.
5.05%, 07/12/29	1,108	1,142
4.35%, 02/15/30	1,017	1,015
3.47%, 04/15/34 (a)	850	765
4.93%, 05/15/37 (a)	160	160
Cisco Systems, Inc.
4.85%, 02/26/29	450	466
4.95%, 02/26/31	250	261
5.30%, 02/26/54	250	265
Foundry JV Holdco LLC
5.90%, 01/25/30 (a)	208	215
Intel Corporation
4.80%, 10/01/41	250	227
5.63%, 02/10/43	700	696
Intuit Inc.
5.13%, 09/15/28	760	792
Microsoft Corporation
2.53%, 06/01/50	1,400	960
NXP B.V.
3.15%, 05/01/27	600	584
Oracle Corporation
4.50%, 05/06/28	770	780
3.65%, 03/25/41	320	265
4.00%, 11/15/47	410	337
Qualcomm Incorporated
4.80%, 05/20/45	515	504
Roper Technologies, Inc.
1.00%, 09/15/25	280	271
TD SYNNEX Corporation
6.10%, 04/12/34	170	180
Texas Instruments Incorporated
4.60%, 02/08/27 - 02/08/29	739	754
3.65%, 08/16/32	550	530
5.15%, 02/08/54	700	720
Wipro IT Services, LLC
1.50%, 06/23/26 (a)	500	476
		14,310

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Energy 6.0%
BP Capital Markets America Inc.
4.81%, 02/13/33	1,060	1,073
2.94%, 06/04/51	370	252
ConocoPhillips Company
5.30%, 05/15/53	380	383
5.70%, 09/15/63	100	106
Energy Transfer LP
6.40%, 12/01/30	470	512
5.80%, 06/15/38	290	301
5.00%, 05/15/50	640	577
Enterprise Products Operating LLC
4.95%, 02/15/35	400	406
5.70%, 02/15/42	650	686
5.55%, 02/16/55	300	310
Equinor ASA
3.25%, 11/18/49	320	241
Exxon Mobil Corporation
4.23%, 03/19/40	950	891
MPLX LP
5.50%, 06/01/34	600	617
Ovintiv Canada ULC
5.65%, 05/15/28	600	619
6.25%, 07/15/33	400	424
Pioneer Natural Resources Company
1.90%, 08/15/30	1,080	946
Sabine Pass Liquefaction, LLC
5.00%, 03/15/27	600	608
4.50%, 05/15/30	800	798
Shell International Finance B.V.
3.00%, 11/26/51	700	489
Suncor Energy Inc.
6.50%, 06/15/38	220	246
Targa Resources Corp.
6.15%, 03/01/29	1,000	1,064
Targa Resources Partners LP
4.00%, 01/15/32	500	469
TotalEnergies SE
5.64%, 04/05/64	700	729
Var Energi ASA
8.00%, 11/15/32 (a)	400	463
Williams Companies, Inc., The
5.65%, 03/15/33	490	513
5.30%, 08/15/52	380	369
		14,092
Industrials 5.5%
Aircastle Limited
6.50%, 07/18/28 (a)	710	743
Amcor Finance (USA), Inc.
5.63%, 05/26/33	660	696
Boeing Company, The
3.20%, 03/01/29	300	278
6.30%, 05/01/29 (a) (f)	950	1,000
6.53%, 05/01/34 (a) (f)	250	268
5.81%, 05/01/50 (f)	400	386
Burlington Northern Santa Fe, LLC
5.40%, 06/01/41	320	335
5.20%, 04/15/54	650	673
5.50%, 03/15/55	621	671
Canadian Pacific Kansas City Limited
3.10%, 12/02/51	500	358
FedEx Corporation
5.25%, 05/15/50	270	267
GATX Corporation
6.90%, 05/01/34	250	285
Norfolk Southern Corporation
5.35%, 08/01/54	350	360
Northrop Grumman Corporation
4.90%, 06/01/34	900	920
Regal Rexnord Corporation
6.05%, 04/15/28 (f)	600	624
6.40%, 04/15/33 (f)	400	428
Republic Services, Inc.
4.88%, 04/01/29	200	206
RTX Corporation
6.00%, 03/15/31	710	772
6.10%, 03/15/34	360	398
5.38%, 02/27/53	180	185
Smurfit Kappa Treasury Unlimited Company
5.78%, 04/03/54 (a)	400	428
UL Solutions Inc.
6.50%, 10/20/28 (a)	600	641
Union Pacific Corporation
3.60%, 09/15/37	420	377
3.95%, 08/15/59	380	310
Verisk Analytics, Inc.
5.25%, 06/05/34	433	447
Waste Connections, Inc.
5.00%, 03/01/34	400	411
Waste Management, Inc.
4.95%, 07/03/31	415	431
		12,898
Materials 2.0%
Anglo American Capital PLC
4.50%, 03/15/28 (a)	310	309
2.88%, 03/17/31 (a)	270	240
5.75%, 04/05/34 (a)	300	313
6.00%, 04/05/54 (a)	240	252
Antofagasta PLC
6.25%, 05/02/34 (a)	207	220
AptarGroup, Inc.
3.60%, 03/15/32	400	364
Celanese US Holdings LLC
6.33%, 07/15/29 (f)	450	477
6.55%, 11/15/30 (f)	640	690
Corporacion Nacional del Cobre de Chile
6.44%, 01/26/36 (a)	360	392
International Flavors & Fragrances Inc.
2.30%, 11/01/30 (a)	320	281
Newmont Corporation
5.35%, 03/15/34	880	922
Sonoco Products Company
4.45%, 09/01/26	173	173
4.60%, 09/01/29	173	173
		4,806
Consumer Discretionary 2.0%
Amazon.com, Inc.
3.88%, 08/22/37	860	809
2.50%, 06/03/50	220	146
Home Depot, Inc. , The
4.95%, 09/30/26	760	775
3.30%, 04/15/40	460	385
Lowe`s Companies, Inc.
3.00%, 10/15/50	700	476
5.63%, 04/15/53	300	312
Marriott International, Inc.
4.65%, 12/01/28	450	454
McDonald's Corporation
5.45%, 08/14/53	450	469
Spectrum Management Holding Company, LLC
6.75%, 06/15/39	190	190
Warnermedia Holdings, Inc.
4.28%, 03/15/32	150	134
5.14%, 03/15/52	600	463
		4,613
Real Estate 1.5%
American Tower Corporation
1.45%, 09/15/26	980	928
2.90%, 01/15/30	830	768
CoStar Group, Inc.
2.80%, 07/15/30 (a)	400	360
Crown Castle Inc.
2.10%, 04/01/31	490	419
Host Hotels & Resorts, L.P.
2.90%, 12/15/31 (f)	230	202

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
ProLogis, L.P.
5.25%, 06/15/53 - 03/15/54	750	761
		3,438
Total Corporate Bonds And Notes (cost $200,213)		210,810
GOVERNMENT AND AGENCY OBLIGATIONS 3.6%
Sovereign 2.1%
Canada, Government of
4.63%, 04/30/29	750	781
Gobierno Federal de los Estados Unidos Mexicanos
3.25%, 04/16/30	710	652
6.75%, 09/27/34	580	628
6.00%, 05/07/36	720	735
6.34%, 05/04/53	450	448
ROP Sukuk Trust
5.05%, 06/06/29 (a)	700	722
Segretariato Generale Della Presidenza Della Repubblica
3.88%, 05/06/51	250	183
The Philippines, Government of
5.00%, 07/17/33	230	237
5.95%, 10/13/47	270	303
Urzad Rady Ministrow
5.50%, 03/18/54	340	347
		5,036
U.S. Treasury Bond 1.0%
Treasury, United States Department of
4.13%, 08/15/44 (d)	300	298
2.88%, 11/15/46	2,550	2,050
		2,348
Municipal 0.5%
Jobsohio Beverage System
4.43%, 01/01/33	160	163
Metropolitan Transportation Authority
6.81%, 11/15/40	250	284
New Jersey Turnpike Authority
7.10%, 01/01/41	250	297
Texas, State of
5.52%, 04/01/39	250	268
The University of Texas System
4.79%, 08/15/46	230	231
		1,243
Total Government And Agency Obligations (cost $8,309)		8,627
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.2%
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	228	217
Series 2016-A-2, 3.65%, 06/15/28	163	153
British Airways PLC
Series 2018-AA-1, 3.80%, 09/20/31	196	189
Series 2019-1, 3.30%, 12/15/32	278	258
Dell Equipment Finance Trust 2024-1
Series 2024-A3-1, 5.39%, 12/22/26	385	392
DLLAD 2024-1 LLC
Series 2024-A2-1A, 5.50%, 06/20/26	1,078	1,088
GM Financial Automobile Leasing Trust 2024-3
Series 2024-A3-3, 4.21%, 12/20/26	918	918
Honda Auto Receivables 2024-3 Owner Trust
Series 2024-A3-3, 4.57%, 10/21/27	1,200	1,212
SFS Auto Receivables Securitization Trust 2024-2
Series 2024-A2-2A, 5.71%, 10/20/27	1,121	1,127
United Airlines Pass Through Certificates, Series 2015-1
Series 2023-1, 5.80%, 01/15/36	1,066	1,120
United Airlines Pass Through Certificates, Series 2016-2
Series 2024-AA-1, 5.45%, 02/15/37	527	549
United Airlines Pass Through Certificates, Series 2019-1
Series 2019-AA-1, 4.15%, 08/25/31	238	229
Total Non-U.S. Government Agency Asset-Backed Securities (cost $7,303)		7,452
SHORT TERM INVESTMENTS 7.2%
Investment Companies 4.1%
JNL Government Money Market Fund - Class I, 4.82% (g) (h)	9,755	9,755
U.S. Treasury Bill 2.0%
Treasury, United States Department of
4.64%, 12/10/24 (d)	4,700	4,659
Securities Lending Collateral 1.1%
JNL Government Money Market Fund - Class SL, 4.92% (g) (h)	2,513	2,513
Total Short Term Investments (cost $16,926)		16,927
Total Investments 103.1% (cost $232,751)		243,816
Other Derivative Instruments (0.0)%		(2)
Other Assets and Liabilities, Net (3.1)%		(7,234)
Total Net Assets 100.0%		236,580

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2024, the value and the percentage of net assets of these securities was $29,704 and 12.6% of the Fund.

(b) Convertible security.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) All or a portion of the security was on loan as of September 30, 2024.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/PPM America Investment Grade Credit Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	—	280,063	270,308	109	—	—	9,755	4.1
JNL Government Money Market Fund, 4.92% - Class SL	—	8,902	6,389	7	—	—	2,513	1.1
	—	288,965	276,697	116	—	—	12,268	5.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/PPM America Investment Grade Credit Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Morgan Stanley Bank, National Association, 5.50%, 05/26/28	05/28/24	590	609	0.3

JNL/PPM America Investment Grade Credit Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	24	January 2025	4,993	(9)	5
United States Long Bond	20	December 2024	2,486	(14)	(2)
United States Ultra Bond	14	December 2024	1,876	(11)	(13)
				(34)	(10)
Short Contracts
United States 10 Year Ultra Bond	(49)	December 2024	(5,788)	28	(8)
United States 5 Year Note	(6)	January 2025	(660)	3	—
				31	(8)

JNL/PPM America Investment Grade Credit Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.NA.IG.43 (Q)	N/A	1.00	12/20/29	5,000	(112)	1	1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America Investment Grade Credit Fund
Assets - Securities
Corporate Bonds And Notes	—	210,810	—	210,810
Government And Agency Obligations	—	8,627	—	8,627
Non-U.S. Government Agency Asset-Backed Securities	—	7,452	—	7,452
Short Term Investments	12,268	4,659	—	16,927
	12,268	231,548	—	243,816
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	5	—	—	5
Centrally Cleared Credit Default Swap Agreements	—	1	—	1
	5	1	—	6
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(23)	—	—	(23)
	(23)	—	—	(23)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/PPM America Total Return Fund
CORPORATE BONDS AND NOTES 43.7%
Financials 20.7%
AerCap Ireland Capital Designated Activity Company
2.45%, 10/29/26	4,631	4,449
American Express Company
6.21%, 07/26/28 (a)	2,694	2,705
AON North America, Inc.
5.45%, 03/01/34	3,845	4,030
5.75%, 03/01/54	1,649	1,747
Apollo Global Management, Inc.
5.80%, 05/21/54	3,703	3,946
Ares Capital Corporation
7.00%, 01/15/27	3,620	3,766
Avolon Holdings Funding Limited
2.88%, 02/15/25 (b)	388	384
Banco Santander, S.A.
9.63%, (100, 05/21/33) (c) (d)	4,021	4,740
6.42%, (SOFR + 1.12%), 07/15/28 (a) (d)	8,000	8,008
Bank of America Corporation
4.27%, 07/23/29	7,915	7,898
3.19%, 07/23/30	1,658	1,570
2.59%, 04/29/31	2,772	2,515
5.47%, 01/23/35	5,061	5,322
Bank of New York Mellon Corporation, The
5.50%, 03/13/26 (a)	4,190	4,181
6.47%, 10/25/34	5,563	6,296
Bank of Nova Scotia, The
5.25%, 12/06/24 (d)	2,750	2,750
6.42%, 08/01/29 (a)	4,642	4,644
Banque Federative du Credit Mutuel
5.90%, 07/13/26 (b)	4,935	5,071
Barclays PLC
9.63%, (100, 12/15/29) (c) (d)	5,197	5,853
6.56%, (SOFR + 1.49%), 03/12/28 (a) (d)	3,760	3,791
4.84%, 09/10/28 (d)	2,106	2,125
BlackRock Funding, Inc.
5.25%, 03/14/54	2,240	2,322
5.35%, 01/08/55	2,225	2,342
Blackstone Private Credit Fund
3.25%, 03/15/27	1,648	1,571
Blue Owl Credit Income Corp.
6.60%, 09/15/29 (b)	629	646
Citigroup Inc.
7.13%, (100, 08/15/29) (c)	7,310	7,620
4.93%, 08/06/26	2,897	2,941
4.84%, 08/06/29	2,340	2,395
Credit Suisse AG
7.95%, 01/09/25	1,061	1,070
5.00%, 07/09/27	1,360	1,390
Daimler Trucks Finance North America LLC
5.20%, 01/17/25 (b)	2,960	2,962
5.80%, (SOFR + 0.96%), 09/25/27 (a) (b)	4,445	4,449
Deutsche Bank Aktiengesellschaft
7.15%, 07/13/27	5,529	5,758
F&G Global Funding
2.00%, 09/20/28 (b)	3,205	2,848
Ford Motor Credit Company LLC
5.13%, 06/16/25 - 11/05/26	5,935	5,950
4.13%, 08/17/27	632	617
3.82%, 11/02/27	4,056	3,904
7.35%, 11/04/27	3,456	3,673
6.13%, 03/08/34	2,460	2,486
Franklin BSP Capital Corporation
7.20%, 06/15/29 (b)	1,453	1,489
Freedom Mortgage Corporation
9.25%, 02/01/29 (b)	793	825
9.13%, 05/15/31 (b)	2,468	2,535
General Motors Financial Company, Inc.
6.60%, 05/08/27 (a)	4,700	4,706
Global Atlantic Financial Company
7.95%, 10/15/54 (b)	4,874	5,083
Goldman Sachs Group, Inc., The
6.13%, (100, 11/10/34) (c)	4,072	4,097
7.50%, (100, 05/10/29) (c)	6,960	7,394
Golub Capital Private Credit Fund
5.80%, 09/12/29 (b)	3,890	3,876
Hartford Financial Services Group, Inc. , The
2.90%, 09/15/51	2,081	1,410
Intesa Sanpaolo SPA
7.80%, 11/28/53 (b)	1,988	2,384
7.78%, 06/20/54 (b)	2,340	2,650
John Deere Capital Corporation
5.74%, (SOFR + 0.60%), 06/11/27 (a)	3,860	3,862
5.05%, 06/12/34	1,330	1,387
JPMorgan Chase & Co.
2.01%, 03/13/26	2,805	2,767
6.07%, 10/22/27	4,840	5,020
6.21%, (SOFR + 0.92%), 04/22/28 (a)	2,713	2,718
2.07%, 06/01/29	3,861	3,572
4.20%, 07/23/29	4,324	4,308
2.74%, 10/15/30	2,970	2,754
5.34%, 01/23/35	5,209	5,444
5.77%, 04/22/35	3,100	3,339
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (c) (d)	2,152	2,160
Macquarie Airfinance Holdings Limited
6.40%, 03/26/29 (b)	729	759
6.50%, 03/26/31 (b)	1,890	1,992
Markel Group Inc.
6.00%, (100, 06/01/25) (c)	4,020	4,015
MassMutual Global Funding II
6.05%, (SOFR + 0.74%), 04/09/27 (a) (b)	7,690	7,692
Morgan Stanley
0.99%, 12/10/26	1,980	1,899
6.33%, (SOFR + 1.02%), 04/13/28 (a)	8,000	8,029
3.62%, 04/01/31	1,108	1,064
6.63%, 11/01/34	3,530	3,998
5.83%, 04/19/35	2,446	2,628
Morgan Stanley Bank, National Association
6.09%, (SOFR + 0.86%), 05/26/28 (a) (e)	3,835	3,841
National Rural Utilities Cooperative Finance Corporation
8.43%, (3 Month Term SOFR + 3.17%), 04/30/43 (a)	803	803
National Securities Clearing Corporation
5.10%, 11/21/27 (b)	3,115	3,203
NatWest Markets PLC
6.37%, (SOFR + 1.14%), 05/17/29 (a) (b)	7,680	7,709
New York Life Global Funding
4.85%, 01/09/28 (b)	6,254	6,400
1.20%, 08/07/30 (b)	4,243	3,594
5.00%, 01/09/34 (b)	4,628	4,773
Northwestern Mutual Global Funding
4.90%, 06/12/28 (b)	3,795	3,874
RGA Global Funding
5.45%, 05/24/29 (b)	4,794	4,992
Royal Bank of Canada
4.97%, 08/02/30 (d)	3,728	3,819
Standard Chartered PLC
6.41%, (SOFR + 1.17%), 05/14/28 (a) (b)	4,765	4,774
State Street Corporation
6.70%, (100, 03/15/29) (c)	4,095	4,227
6.12%, 11/21/34	1,900	2,073
Synovus Bank
5.63%, 02/15/28	860	865
The PNC Financial Services Group, Inc.
6.62%, 10/20/27	4,940	5,161
Transocean Poseidon Limited
6.88%, 02/01/27 (b)	676	675
UBS AG
5.80%, 09/11/25	4,564	4,632
Wells Fargo & Company
6.36%, (SOFR + 1.07%), 04/22/28 (a)	7,660	7,695
5.39%, 04/24/34	1,533	1,592
		321,293

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Utilities 4.3%
Comision Federal De Electricidad, E.P.E.
5.70%, 01/24/30 (b)	1,745	1,748
6.45%, 01/24/35 (b)	2,356	2,350
Duke Energy Corporation
5.80%, 06/15/54	3,463	3,653
Edison International
5.25%, 11/15/28	6,316	6,486
Pacific Gas And Electric Company
3.30%, 12/01/27	605	584
3.25%, 06/01/31	1,512	1,377
5.90%, 06/15/32 - 10/01/54	4,838	5,105
4.50%, 07/01/40	5,853	5,264
6.75%, 01/15/53	2,169	2,472
PG&E Corporation
7.38%, 03/15/55	2,221	2,332
PPL Electric Utilities Corporation
5.00%, 05/15/33	7,236	7,466
4.85%, 02/15/34	1,984	2,029
Public Service Electric And Gas Company
4.90%, 12/15/32	4,560	4,720
San Diego Gas & Electric Company
1.70%, 10/01/30	1,428	1,235
5.35%, 04/01/53	3,349	3,440
Southern California Edison Company
5.20%, 06/01/34	3,955	4,100
The AES Corporation
3.30%, 07/15/25 (b)	3,740	3,679
Vistra Operations Company LLC
3.70%, 01/30/27 (b)	2,515	2,462
6.88%, 04/15/32 (b)	2,646	2,785
6.95%, 10/15/33 (b)	2,162	2,439
		65,726
Energy 3.6%
Blue Racer Midstream, LLC
7.00%, 07/15/29 (b)	910	947
7.25%, 07/15/32 (b)	607	638
Cheniere Energy Partners, L.P.
4.50%, 10/01/29	4,407	4,330
Energy Transfer LP
6.50%, (100, 08/15/26) (c)	565	565
6.75%, (100, 05/15/25) (c)	4,089	4,074
7.13%, (100, 05/15/30) (c)	2,573	2,632
8.00%, 05/15/54	2,934	3,145
Enlink Midstream, LLC
6.50%, 09/01/30 (b)	1,498	1,614
5.65%, 09/01/34	1,714	1,764
EQM Midstream Partners, LP
6.38%, 04/01/29 (b)	813	837
Hilcorp Energy I, L.P.
8.38%, 11/01/33 (b)	1,886	2,033
6.88%, 05/15/34 (b)	1,520	1,516
NGL Energy Operating LLC
8.13%, 02/15/29 (b)	1,600	1,641
8.38%, 02/15/32 (b)	1,590	1,639
Petroleos Mexicanos
10.00%, 02/07/33	1,556	1,644
Pioneer Natural Resources Company
1.90%, 08/15/30	1,770	1,551
Sunoco LP
7.25%, 05/01/32 (b)	1,887	1,999
Targa Resources Partners LP
5.50%, 03/01/30	1,250	1,272
4.88%, 02/01/31	1,897	1,872
TotalEnergies SE
5.49%, 04/05/54	2,163	2,231
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (b) (c)	6,625	6,715
9.50%, 02/01/29 (b)	5,346	6,010
Western Midstream Operating, LP
5.45%, 11/15/34	4,968	4,984
		55,653
Consumer Discretionary 3.1%
Amazon.com, Inc.
3.10%, 05/12/51	1,840	1,371
Carnival Corporation
4.00%, 08/01/28 (b)	1,652	1,594
Home Depot, Inc. , The
4.75%, 06/25/29	2,654	2,731
4.95%, 06/25/34	4,190	4,357
Hyundai Capital America
5.80%, 06/26/25 (b)	3,770	3,798
5.88%, (SOFR + 1.04%), 06/24/27 (a) (b)	4,450	4,455
6.10%, 09/21/28 (b)	4,550	4,803
Las Vegas Sands Corp.
5.90%, 06/01/27	1,943	1,996
6.20%, 08/15/34	1,136	1,190
Lowe`s Companies, Inc.
3.00%, 10/15/50	1,109	755
Macy's Retail Holdings
5.88%, 03/15/30 (b)	1,101	1,079
6.13%, 03/15/32 (b)	562	545
MCE Finance Limited
5.38%, 12/04/29 (b)	2,055	1,928
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (b)	638	646
Resorts World Las Vegas LLC
8.45%, 07/27/30 (b)	3,810	4,023
4.63%, 04/06/31 (b)	2,300	1,998
Royal Caribbean Cruises Ltd.
5.63%, 09/30/31 (b)	1,480	1,499
SkyMiles IP Ltd.
4.50%, 10/20/25 (b)	130	129
Tapestry, Inc.
7.85%, 11/27/33 (f)	1,346	1,461
Warnermedia Holdings, Inc.
5.05%, 03/15/42	3,134	2,558
ZF North America Capital, Inc.
4.75%, 04/29/25 (b)	4,402	4,366
		47,282
Health Care 2.9%
AbbVie Inc.
5.40%, 03/15/54	2,097	2,226
Amgen Inc.
5.15%, 11/15/41	1,097	1,099
5.65%, 03/02/53	2,999	3,159
Centene Corporation
3.00%, 10/15/30	3,383	3,027
CVS Health Corporation
5.88%, 06/01/53	2,200	2,241
Eli Lilly and Company
4.60%, 08/14/34	3,513	3,564
Humana Inc.
5.38%, 04/15/31	3,613	3,757
Mars, Incorporated
3.74%, 10/11/27 (e) (g)	1,200	1,172
Quest Diagnostics Incorporated
5.00%, 12/15/34	2,448	2,480
Roche Holdings, Inc.
4.99%, 03/08/34 (b)	7,650	7,971
Takeda Pharmaceutical Co Ltd
5.30%, 07/05/34	2,410	2,518
UnitedHealth Group Incorporated
5.88%, 02/15/53	2,979	3,291
5.63%, 07/15/54	3,640	3,907
Universal Health Services, Inc.
4.63%, 10/15/29	3,510	3,487
5.05%, 10/15/34	1,659	1,626
		45,525
Materials 2.6%
Anglo American Capital PLC
5.75%, 04/05/34 (b)	4,061	4,241
6.00%, 04/05/54 (b)	2,271	2,383
Celanese US Holdings LLC
6.35%, 11/15/28 (f)	2,002	2,115
6.55%, 11/15/30 (f)	4,993	5,385

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
6.38%, 07/15/32 (f)	2,546	2,723
First Quantum Minerals Ltd
6.88%, 10/15/27 (b)	1,880	1,856
Glencore Funding LLC
5.63%, 04/04/34 (b)	5,090	5,319
Kraton Corporation
5.00%, 07/15/27 (b)	4,623	4,717
Mineral Resources Limited
9.25%, 10/01/28 (b)	1,988	2,111
Newmont Corporation
5.35%, 03/15/34	2,849	2,985
Sonoco Products Company
4.45%, 09/01/26	1,133	1,133
4.60%, 09/01/29	1,133	1,130
5.00%, 09/01/34	1,589	1,573
Yara International ASA
7.38%, 11/14/32 (b)	2,641	2,996
		40,667
Industrials 2.5%
Aircastle Limited
5.25%, 08/11/25 (b)	3,595	3,597
Boeing Company, The
7.01%, 05/01/64 (b) (f)	2,118	2,331
Builders FirstSource, Inc.
6.38%, 03/01/34 (b)	2,083	2,164
Burlington Northern Santa Fe, LLC
5.50%, 03/15/55	3,007	3,247
Delta Air Lines, Inc.
7.00%, 05/01/25 (b)	3,625	3,664
GXO Logistics Inc.
6.50%, 05/06/34	4,646	4,902
Honeywell International Inc.
4.70%, 02/01/30	5,719	5,877
Regal Rexnord Corporation
6.05%, 02/15/26 (f)	2,477	2,516
6.40%, 04/15/33 (f)	2,603	2,783
RTX Corporation
6.10%, 03/15/34	1,767	1,952
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (b)	2,976	3,211
XPO, Inc.
6.25%, 06/01/28 (b)	2,506	2,564
		38,808
Information Technology 1.3%
Broadcom Inc.
4.35%, 02/15/30	1,664	1,661
4.55%, 02/15/32	3,064	3,060
4.80%, 10/15/34	1,978	1,976
Cisco Systems, Inc.
4.95%, 02/26/31	1,600	1,672
5.05%, 02/26/34	3,961	4,164
5.30%, 02/26/54	1,426	1,513
Foundry JV Holdco LLC
5.88%, 01/25/34 (b)	1,520	1,549
Hewlett Packard Enterprise Company
5.00%, 10/15/34	5,180	5,124
		20,719
Communication Services 1.3%
Charter Communications Operating, LLC
6.10%, 06/01/29	1,790	1,852
Comcast Corporation
5.30%, 06/01/34	3,666	3,862
3.75%, 04/01/40	1,021	884
5.35%, 05/15/53	1,350	1,381
Cox Communications, Inc.
5.45%, 09/01/34 (b)	2,912	2,948
5.95%, 09/01/54 (b)	2,728	2,724
DIRECTV Financing, LLC
5.88%, 08/15/27 (b)	1,124	1,102
Meta Platforms, Inc.
5.40%, 08/15/54	3,512	3,687
5.55%, 08/15/64	1,908	2,021
		20,461
Consumer Staples 1.1%
Ashtead Capital, Inc.
5.80%, 04/15/34 (b)	4,176	4,362
JBS USA Lux S.A.
7.25%, 11/15/53 (b)	8,035	9,351
Marb Bondco PLC
3.95%, 01/29/31 (b)	3,470	3,076
		16,789
Real Estate 0.3%
GLP Financing, LLC
5.75%, 06/01/28	343	353
VICI Properties Inc.
3.75%, 02/15/27 (b)	1,679	1,637
4.13%, 08/15/30 (b)	2,958	2,812
		4,802
Total Corporate Bonds And Notes (cost $659,552)		677,725
GOVERNMENT AND AGENCY OBLIGATIONS 38.3%
Mortgage-Backed Securities 22.4%
Federal Home Loan Mortgage Corporation
2.50%, 08/01/31 - 12/01/51	15,209	13,278
3.00%, 05/01/34 - 06/01/52	14,310	13,026
2.00%, 04/01/36 - 06/01/52	26,498	22,869
3.50%, 08/01/37 - 05/01/48	10,759	10,282
4.00%, 10/01/37 - 04/01/53	18,991	18,367
5.00%, 02/01/38 - 02/01/53	6,322	6,339
4.50%, 07/01/38 - 09/01/52	17,233	17,035
5.50%, 10/01/53	188	190
6.00%, 11/01/53	9,932	10,154
Federal National Mortgage Association, Inc.
2.50%, 01/01/31 - 09/01/52	29,779	26,338
3.00%, 04/01/31 - 05/01/53	27,145	24,862
5.00%, 06/01/35 - 04/01/53	11,390	11,418
2.00%, 10/01/35 - 05/01/52	62,290	51,984
4.00%, 10/01/37 - 07/01/52	12,478	12,160
4.50%, 05/01/38 - 08/01/53	18,903	18,678
TBA, 4.00%, 10/15/39 (h)	500	497
3.50%, 11/01/42 - 08/01/49	8,614	8,156
5.50%, 02/01/53	2,997	3,037
6.00%, 10/01/53	3,117	3,187
TBA, 3.50%, 10/15/54 (h)	2,660	2,478
Government National Mortgage Association
5.00%, 08/20/41 - 04/20/53	5,735	5,755
3.50%, 06/20/43 - 05/20/52	9,351	8,868
4.00%, 05/20/44 - 04/20/53	8,261	8,028
3.00%, 07/20/45 - 06/20/52	14,732	13,474
4.50%, 12/20/48 - 06/20/53	15,150	14,979
2.50%, 08/20/50 - 04/20/52	18,569	16,375
2.00%, 10/20/51 - 01/20/52	6,724	5,699
		347,513
U.S. Treasury Note 9.9%
Treasury, United States Department of
4.38%, 07/15/27 - 05/15/34	18,085	18,716
4.63%, 09/30/28 - 04/30/29	15,300	15,931
4.88%, 10/31/28 - 10/31/30	18,750	19,736
3.75%, 12/31/28	3,150	3,172
4.13%, 07/31/31	27,360	28,125
1.38%, 11/15/31	14,001	11,988
2.88%, 05/15/32	31,688	29,965
3.50%, 02/15/33	6,755	6,638
3.88%, 08/15/33	16,073	16,206
4.50%, 11/15/33	3,750	3,960
		154,437
U.S. Treasury Bond 5.4%
Treasury, United States Department of
3.75%, 08/15/41	10,898	10,503
3.13%, 11/15/41	11,200	9,891
4.13%, 08/15/44	19,330	19,179
2.50%, 02/15/45 - 02/15/46	30,418	23,076
3.00%, 02/15/48	16,488	13,407
1.63%, 11/15/50	2,747	1,615
2.88%, 05/15/52	7,015	5,494
		83,165

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
U.S. Government Agency Obligations 0.4%
Federal National Mortgage Association, Inc.
0.88%, 08/05/30 (i)	7,104	6,045
Sovereign 0.1%
Ministerul Finantelor Publice
5.88%, 01/30/29 (b)	1,628	1,669
Municipal 0.1%
Dallas-Fort Worth International Airport Facility Improvement Corporation
2.84%, 11/01/46	1,855	1,401
Total Government And Agency Obligations (cost $630,690)		594,230
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 12.0%
Alaska Air Pass Through Trust 2020-1A
Series 2020-A-1, 4.80%, 08/15/27	1,201	1,198
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	3,772	3,579
American Express Credit Account Master Trust
Series 2022-A-4, 4.95%, 10/15/25	6,687	6,734
Americredit Automobile Receivables Trust 2023-2
Series 2023-A2A-2, 6.19%, 04/19/27	2,897	2,916
Bank 2017-Bnk5
Series 2017-AS-BNK5, REMIC, 3.62%, 06/17/27	2,286	2,194
BX Trust 2022-PSB
Series 2022-A-PSB, REMIC, 7.55%, (1 Month Term SOFR + 2.45%), 08/15/39 (a)	3,625	3,634
CCG Receivables Trust 2021-2
Series 2021-A2-2, 0.54%, 03/14/29	868	857
Chase Issuance Trust
Series 2022-A-A1, 3.97%, 09/15/25	4,553	4,539
CIM Trust 2021-J2
Series 2021-A1-J2, REMIC, 2.50%, 11/25/42 (a)	4,801	4,038
Citibank Credit Card Issuance Trust
Series 2023-A1-A1, 5.23%, 12/08/25	900	910
COMM 2015-CCRE27 Mortgage Trust
Series 2015-A4-CR27, REMIC, 3.61%, 09/12/25	1,825	1,800
CSMC 2017-HL1 Trust
Series 2017-A1-HL1, REMIC, 3.50%, 05/25/39 (a)	364	335
Dell Equipment Finance Trust 2023-1
Series 2023-A2-1, 5.65%, 09/22/28	1,228	1,228
Dell Equipment Finance Trust 2023-2
Series 2023-A3-2, 5.65%, 02/23/26	4,495	4,534
Dell Equipment Finance Trust 2023-3
Series 2023-A2-3, 6.10%, 06/23/25	1,374	1,379
Dell Equipment Finance Trust 2024-1
Series 2024-A3-1, 5.39%, 12/22/26	5,448	5,540
Discover Card Execution Note Trust
Series 2022-A-A4, 5.03%, 10/15/25	11,610	11,690
DLLAA 2021-1 LLC
Series 2021-A3-1A, 0.67%, 04/17/26	445	440
DLLAD 2024-1 LLC
Series 2024-A2-1A, 5.50%, 06/20/26	4,716	4,759
DLLMT 2021-1 LLC
Series 2021-A3-1A, 1.00%, 07/20/25	931	926
DLLST 2024-1 LLC
Series 2024-A3-1A, 5.05%, 10/21/26	3,207	3,230
First Investors Auto Owner Trust 2021-2
Series 2021-A-2A, 0.48%, 10/15/24	11	11
GM Financial Automobile Leasing Trust 2023-2
Series 2023-A2A-2, 5.44%, 10/20/25	419	420
Series 2023-A3-2, 5.05%, 07/20/26	650	652
GM Financial Automobile Leasing Trust 2023-3
Series 2023-A3-3, 5.38%, 11/20/26	4,366	4,399
GM Financial Automobile Leasing Trust 2024-3
Series 2024-A3-3, 4.21%, 12/20/26	6,024	6,021
GM Financial Consumer Automobile Receivables Trust 2021-4
Series 2021-B-4, 1.25%, 10/18/27	2,900	2,789
GM Financial Consumer Automobile Receivables Trust 2022-2
Series 2022-B-2, 3.77%, 04/17/28	3,441	3,403
GM Financial Consumer Automobile Receivables Trust 2023-2
Series 2023-A3-2, 4.47%, 02/16/28	3,000	3,006
Grace Trust
Series 2020-A-GRCE, REMIC, 2.35%, 12/12/30	5,550	4,783
GS Mortgage Securities Corp II
Series 2023-A-SHIP, REMIC, 4.47%, 09/11/26 (a)	3,622	3,601
Hilton Grand Vacations Trust 2019-A
Series 2019-A-AA, 2.34%, 07/25/33	878	855
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	924	896
HPEFS Equipment Trust 2023-1
Series 2023-A2-1A, 5.43%, 02/20/25	3,264	3,267
HPEFS Equipment Trust 2023-2
Series 2023-A2-2A, 6.04%, 07/21/25	3,081	3,096
Hudson Yards 2019-30HY Mortgage Trust
Series 2019-A-30HY, REMIC, 3.23%, 07/12/29	2,295	2,123
Hyundai Auto Lease Securitization Trust 2022-C
Series 2022-A3-C, 4.38%, 12/16/24	707	707
Hyundai Auto Lease Securitization Trust 2024-C
Series 2024-A3-C, 4.62%, 02/16/27	12,997	13,145
Hyundai Auto Receivables Trust 2021-C
Series 2021-B-C, 1.49%, 11/15/25	1,815	1,752
J.P. Morgan Mortgage Acquisition Corp.
Series 2016-2A1-3, REMIC, 2.96%, 01/25/29 (a)	356	337
J.P. Morgan Mortgage Trust 2022-4
Series 2022-A3-4, REMIC, 3.00%, 09/25/43 (a)	5,096	4,459
JPMorgan Chase & Co.
Series 2014-A1-5, REMIC, 2.71%, 10/25/26 (a)	175	169
Kubota Credit Owner Trust 2020-1
Series 2021-A3-1A, 0.62%, 08/15/25	18	18
LEX 2024-BBG Mortgage Trust
Series 2024-A-BBG, REMIC, 4.87%, 10/13/33	2,500	2,496
Manhattan West 2020-1MW Mortgage Trust
Series 2020-A-OMW, REMIC, 2.13%, 09/10/27	3,833	3,552
MVW 2019-1 LLC
Series 2019-A-1A, 2.89%, 03/20/27	555	546
MVW 2024-2 LLC
Series 2024-A-2A, 4.43%, 03/20/42	7,077	7,071
NRTH 2024-PARK Mortgage Trust
Series 2024-A-PARK, REMIC, 6.74%, 03/15/29 (a)	5,013	5,008
OPG Trust 2021-PORT
Series 2021-A-PORT, REMIC, 5.69%, (1 Month Term SOFR + 0.60%), 10/15/36 (a)	3,387	3,354
SBNA Auto Lease Trust 2024-C
Series 2024-A3-C, 4.56%, 02/22/28	6,135	6,144
Sequoia Mortgage Trust 2020-4
Series 2020-A2-4, REMIC, 2.50%, 10/25/43 (a)	2,450	2,070
SFS Auto Receivables Securitization Trust 2023- 1
Series 2023-A2A-1A, 5.89%, 06/20/25	1,819	1,825
Series 2023-A3-1A, 5.47%, 12/20/26	4,326	4,388
SFS Auto Receivables Securitization Trust 2024-1
Series 2024-A3-1A, 4.95%, 05/21/29	2,586	2,616
SFS Auto Receivables Securitization Trust 2024-2
Series 2024-A2-2A, 5.71%, 10/20/27	3,673	3,694
Tesla Auto Lease Trust 2023-A
Series 2023-A2-A, 5.86%, 01/21/25	4,029	4,033
United Airlines, Inc.
Series 2012-A-2, 4.00%, 10/29/24	945	942
Verizon Master Trust
Series 2022-A1A-7, 5.23%, 11/20/24	6,175	6,184
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A1-3, REMIC, 3.00%, 12/25/42 (a)	1,041	916
World Omni Auto Receivables Trust 2023-C
Series 2023-A2A-C, 5.57%, 12/15/26	4,123	4,130
Total Non-U.S. Government Agency Asset-Backed Securities (cost $188,332)		185,338

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
SENIOR FLOATING RATE INSTRUMENTS 3.3%
Communication Services 1.0%
Charter Communications Operating, LLC
2023 Term Loan B4, 7.33%, (SOFR + 2.00%), 12/02/30 (a)	3,132	3,104
Cimpress Public Limited Company
2024 Term Loan B, 8.25%, (1 Month Term SOFR + 3.00%), 05/17/28 (a)	2,526	2,522
Flutter Financing B.V.
Term Loan B, 7.33%, (3 Month Term SOFR + 2.25%), 11/18/30 (a)	6,913	6,911
Six Flags Entertainment Corporation
2024 Term Loan B, 7.20%, (SOFR + 2.00%), 04/18/31 (a)	2,618	2,611
UFC Holdings, LLC
2021 Term Loan B, 8.29%, (3 Month SOFR + 2.75%), 04/29/26 (a)	1,253	1,254
		16,402
Consumer Discretionary 0.5%
1011778 B.C. Unlimited Liability Company
2024 Term Loan B6, 7.00%, (SOFR + 1.75%), 09/23/30 (a)	223	221
Adient US LLC
2024 Term Loan B2, 8.03%, (1 Month Term SOFR + 2.75%), 01/31/31 (a)	1,715	1,716
First Brands Group, LLC
2021 Term Loan, 10.25%, (3 Month Term SOFR + 5.00%), 03/22/27 (a)	519	512
2022 Incremental Term Loan, 10.51%, (3 Month Term SOFR + 5.00%), 03/30/27 (a)	2,743	2,711
PCI Gaming Authority
Term Loan, 6.96%, (SOFR + 2.50%), 05/15/26 (a)	2,736	2,718
		7,878
Materials 0.5%
Berry Global, Inc.
2023 Term Loan AA, 7.32%, (SOFR + 1.75%), 07/01/29 (a)	3,677	3,686
Ineos Quattro Holdings UK Ltd
2023 USD 1st Lien Term Loan B, 9.60%, (SOFR + 4.25%), 03/09/29 (a)	954	954
Staples, Inc.
2024 Term Loan B, 10.69%, (SOFR + 5.75%), 08/22/29 (a)	3,426	3,108
		7,748
Financials 0.4%
Delos Aircraft Designated Activity Co
Term Loan, 7.08%, (3 Month Term SOFR + 1.75%), 10/14/27 (a)	2,291	2,301
Jane Street Group, LLC
2024 Term Loan B, 7.86%, (SOFR + 2.50%), 01/26/28 (a)	4,110	4,105
		6,406
Industrials 0.4%
Air Canada
2024 Term Loan B, 7.25%, (3 Month Term SOFR + 2.50%), 03/14/31 (a)	2,464	2,467
Genesee & Wyoming Inc. (New)
2024 Term Loan B, 7.33%, (3 Month Term SOFR + 2.00%), 03/27/31 (a)	3,787	3,778
		6,245
Utilities 0.3%
Vistra Zero Operating Company, LLC
Term Loan B, 8.00%, (1 Month Term SOFR + 2.75%), 03/20/31 (a)	4,102	4,112
Information Technology 0.1%
SS&C Technologies Inc.
2024 Term Loan B8, 7.25%, (SOFR + 2.00%), 05/09/31 (a)	2,101	2,100
Health Care 0.1%
Concentra Health Services Inc
Term Loan B, 7.53%, (SOFR + 2.25%), 06/26/31 (a)	984	982
Total Senior Floating Rate Instruments (cost $51,985)		51,873
SHORT TERM INVESTMENTS 4.0%
Investment Companies 2.8%
JNL Government Money Market Fund - Class I, 4.82% (j) (k)	43,310	43,310
U.S. Treasury Bill 1.0%
Treasury, United States Department of
4.49%, 01/28/25	15,790	15,557
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.92% (j) (k)	3,555	3,555
Total Short Term Investments (cost $62,423)		62,422
Total Investments 101.3% (cost $1,592,982)		1,571,588
Other Derivative Instruments (0.1)%		(819)
Other Assets and Liabilities, Net (1.2)%		(19,445)
Total Net Assets 100.0%		1,551,324
(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2024, the value and the percentage of net assets of these securities was $237,909 and 15.3% of the Fund.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Convertible security.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(g) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(h) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2024, the total payable for investments purchased on a delayed delivery basis was $3,000.

(i) The security is a direct debt of the agency and not collateralized by mortgages.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/PPM America Total Return Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	5,825	521,628	484,143	899	—	—	43,310	2.8
JNL Government Money Market Fund, 4.92% - Class SL	3,385	91,197	91,027	97	—	—	3,555	0.2
	9,210	612,825	575,170	996	—	—	46,865	3.0

JNL/PPM America Total Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mars, Incorporated, 3.74%, 10/11/27	09/19/12	1,200	1,172	0.1
Morgan Stanley Bank, National Association, 6.09%, 05/26/28	05/28/24	3,835	3,841	0.2
		5,035	5,013	0.3

JNL/PPM America Total Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	171	December 2024	19,547	(77)	(5)
United States 2 Year Note	600	January 2025	124,590	(226)	355
United States 5 Year Note	777	January 2025	85,229	(285)	150
United States Long Bond	66	December 2024	8,185	(40)	12
United States Ultra Bond	434	December 2024	57,803	(339)	(41)
				(967)	471
Short Contracts
United States 10 Year Ultra Bond	(287)	December 2024	(34,078)	148	127

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America Total Return Fund
Assets - Securities
Corporate Bonds And Notes	—	676,553	1,172	677,725
Government And Agency Obligations	—	594,230	—	594,230
Non-U.S. Government Agency Asset-Backed Securities	—	185,338	—	185,338
Senior Floating Rate Instruments	—	51,873	—	51,873
Short Term Investments	46,865	15,557	—	62,422
	46,865	1,523,551	1,172	1,571,588
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	644	—	—	644
	644	—	—	644
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(46)	—	—	(46)
	(46)	—	—	(46)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental U.S. Small Cap Fund
COMMON STOCKS 99.6%
Industrials 20.2%
A. O. Smith Corporation	10	900
AAR Corp. (a)	4	261
ABM Industries Incorporated	12	646
Acuity Brands, Inc.	4	1,124
Advanced Drainage Systems, Inc.	2	285
Air Lease Corporation - Class A	16	726
Air Transport Services Group, Inc. (a)	3	56
Alaska Air Group, Inc. (a)	22	1,005
Alight, Inc. - Class A (a)	48	352
Allegiant Travel Company	4	212
Allison Systems, Inc.	14	1,315
American Airlines Group Inc. (a)	36	400
American Woodmark Corporation (a)	3	261
API Group Corporation (a)	11	357
Apogee Enterprises, Inc.	4	265
Applied Industrial Technologies, Inc.	2	483
Arcbest Corporation	3	370
Arcosa, Inc.	5	481
Armstrong World Industries, Inc.	3	427
Astec Industries, Inc.	1	29
Atkore Inc.	2	176
Avis Budget Group, Inc.	1	66
Barnes Group Inc.	9	370
Beacon Roofing Supply, Inc. (a)	6	536
Boise Cascade Company	6	913
Booz Allen Hamilton Holding Corporation - Class A	6	991
Brady Corporation - Class A	5	361
Broadridge Financial Solutions, Inc.	5	1,005
BWXT Government Group, Inc.	5	488
Caci International Inc. - Class A (a)	2	998
Chart Industries, Inc. (a)	2	228
Clarivate PLC (a)	46	325
Clean Harbors, Inc. (a)	2	559
Comfort Systems USA, Inc.	1	492
Concentrix Corporation	8	395
Conduent Incorporated (a)	5	20
Copart, Inc. (a)	14	740
Core & Main, Inc. - Class A (a)	7	293
CoreCivic, Inc. (a)	24	305
Crane Company	2	365
CSG Systems International, Inc.	5	237
Curtiss-Wright Corporation	3	825
Deluxe Corporation	1	28
DNOW Inc. (a)	20	253
Donaldson Company, Inc.	9	649
Dun & Bradstreet Holdings, Inc.	29	335
Dycom Industries, Inc. (a)	3	574
EMCOR Group, Inc.	4	1,593
EnerSys	5	479
Equifax Inc.	4	1,118
ESAB Corporation	3	311
Flowserve Corporation	12	623
Fluor Corporation (a)	18	843
Fortune Brands Innovations, Inc.	11	988
Forward Air Corporation (b)	10	367
Franklin Electric Co., Inc.	3	275
FTAI Aviation Ltd.	1	169
FTI Consulting, Inc. (a)	2	536
Gates Industrial Corporation PLC (a)	21	371
GATX Corporation	3	457
Generac Holdings Inc. (a)	4	713
Genpact Limited	20	776
GEO Group, Inc., The (a)	35	447
GMS Inc. (a)	4	393
Graco Inc.	8	670
GrafTech International Ltd. (a) (b)	4	6
Granite Construction Incorporated	6	508
GXO Logistics Inc. (a)	13	654
Healthcare Services Group, Inc. (a)	7	74
HEICO Corporation	2	564
Herc Holdings Inc.	2	364
Hertz Global Holdings, Inc. (a) (b)	9	30
Hexcel Corporation	7	445
Hillenbrand, Inc.	8	212
HNI Corporation	6	326
Hub Group, Inc. - Class A	12	535
Hubbell Incorporated	2	1,016
IDEX Corporation	4	847
Ingersoll Rand Inc.	14	1,392
Insperity, Inc.	2	201
ITT Inc.	6	835
JELD-WEN Holding, Inc. (a)	17	265
JetBlue Airways Corporation (a)	144	945
KBR, Inc.	10	640
Kennametal Inc.	16	418
Kirby Corporation (a)	5	563
Korn Ferry	7	515
Landstar System, Inc.	4	804
Lennox International Inc.	1	812
Leonardo DRS, Inc. (a)	4	121
Lincoln Electric Holdings, Inc.	3	604
Lyft, Inc. - Class A (a)	40	508
MasTec, Inc. (a)	9	1,047
Masterbrand, Inc. (a)	21	398
Matson Intermodal - Paragon, Inc.	5	763
Matthews International Corporation - Class A	1	19
Maximus, Inc.	7	674
MDU Resources Group, Inc.	25	672
Middleby Corporation, The (a)	4	602
Millerknoll, Inc.	15	373
Mine Safety Appliances Company, LLC	2	278
MOOG Inc. - Class A	3	544
MRC Global Inc. (a)	5	61
MSC Industrial Direct Co., Inc. - Class A	6	533
Mueller Industries, Inc.	10	752
Nordson Corporation	2	612
Nvent Electric Public Limited Company	11	753
Openlane, Inc. (a)	17	283
Oshkosh Corporation	10	991
Parsons Corporation (a)	3	266
Paycom Software, Inc.	2	252
Pentair Public Limited Company	12	1,207
Plug Power Inc. (a) (b)	100	226
Primoris Services Corporation	8	445
RBC Bearings Incorporated (a)	1	320
Regal Rexnord Corporation	8	1,250
Resideo Technologies, Inc. (a)	18	365
Rollins, Inc.	7	371
Rush Enterprises, Inc. - Class A	10	508
RXO Inc (a)	18	493
Ryder System, Inc.	8	1,095
Saia, Inc. (a)	1	393
Schneider National, Inc. - Class B	9	259
Science Applications International Corporation	6	825
Sensata Technologies Holding PLC	23	831
Simpson Manufacturing Co., Inc.	2	447
SiteOne Landscape Supply, Inc. (a)	2	337
SkyWest, Inc. (a)	8	670
Spirit AeroSystems Holdings, Inc. - Class A (a)	17	555
Spirit Airlines, Inc. (b)	10	24
SS&C Technologies Holdings, Inc.	18	1,319
Steelcase Inc. - Class A	20	266
Stericycle, Inc. (a)	8	469
Sunrun Inc. (a)	34	605
Terex Corporation	7	379
Tetra Tech, Inc.	12	560
The Greenbrier Companies, Inc.	7	364
The Timken Company	7	618
Toro Company, The	8	662
TransUnion	10	1,006
Trex Company, Inc. (a)	3	205
Trinet Group, Inc.	3	260
Trinity Industries, Inc.	11	397
UFP Industries, Inc.	7	980
U-Haul Holding Company - Series N	8	575
Unifirst Corporation	2	397

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Valmont Industries, Inc.	2	543
Veralto Corporation	3	290
Verisk Analytics, Inc.	5	1,299
Vestis Corporation	26	390
Wabash National Corporation	10	192
Watsco, Inc.	2	945
Watts Water Technologies, Inc. - Class A	2	327
Werner Enterprises, Inc.	15	565
WESCO International, Inc.	7	1,195
Willscot Holdings Corporation - Class A (a)	6	242
Woodward, Inc.	4	646
XPO, Inc. (a)	4	420
Xylem Inc.	8	1,132
		85,557
Financials 16.2%
Affiliated Managers Group, Inc.	6	1,153
AGNC Investment Corp. (b)	54	567
Ameris Bancorp	7	413
Apollo Commercial Real Estate Finance, Inc.	22	204
Apollo Global Management, Inc.	6	722
Arbor Realty Trust, Inc. (b)	24	376
Ares Management Corporation - Class A	2	328
Artisan Partners Asset Management Inc. - Class A	8	329
Associated Banc-Corp	26	568
Assurant, Inc.	5	905
Atlantic Union Bank	9	333
Bank of Hawaii Corporation	5	297
Bank OZK	14	602
BankUnited, Inc.	21	774
Banner Corporation	5	289
BGC Group, Inc. - Class A	31	282
Blackstone Mortgage Trust, Inc. - Class A	32	617
Block, Inc. - Class A (a)	4	256
BOK Financial Corporation	3	295
Bread Financial Payments, Inc.	18	855
Brighthouse Financial, Inc. (a)	7	329
Brightsphere Investment Group Inc.	1	34
Brown & Brown, Inc.	8	816
Cadence Bank	22	695
Capitol Federal Financial	6	37
Cathay General Bancorp	9	380
Chimera Investment Corporation	16	256
Claros Mortgage Trust, Inc.	7	50
CNO Financial Group, Inc.	18	644
Cohen & Steers, Inc.	2	176
Coinbase Global, Inc. - Class A (a)	5	834
Columbia Banking System, Inc.	16	408
Commerce Bancshares, Inc.	8	483
Community Financial System, Inc.	6	319
Credit Acceptance Corporation (a)	1	344
Cullen/Frost Bankers, Inc.	5	541
CVB Financial Corp.	17	303
East West Bancorp, Inc.	12	1,000
Eastern Bankshares, Inc.	18	296
Enact Holdings, Inc.	3	112
Encore Capital Group, Inc. (a)	4	190
Equitable Holdings, Inc.	23	973
Erie Indemnity Company - Class A	1	437
Essent Group Ltd.	9	595
Euronet Worldwide, Inc. (a)	4	438
Evercore Inc. - Class A	4	1,103
F&G Annuities & Life, Inc.	1	40
F.N.B. Corporation	51	713
FactSet Research Systems Inc.	1	414
Federated Hermes, Inc. - Class B	12	443
First Citizens BancShares, Inc. - Class A	—	895
First Financial Bancorp.	9	238
First Hawaiian, Inc.	21	486
First Horizon Corporation	71	1,103
First Interstate BancSystem, Inc. - Class A	13	409
FirstCash, Inc.	4	486
Fulton Financial Corporation	21	378
Genworth Financial, Inc. - Class A (a)	57	389
Glacier Bancorp, Inc.	11	494
Globe Life Inc.	7	772
Hancock Whitney Corporation	11	567
Hanover Insurance Group Inc, The	5	735
Hilltop Holdings Inc.	9	276
Home BancShares, Inc.	18	495
Hope Bancorp, Inc.	19	245
Horace Mann Educators Corporation	2	54
Houlihan Lokey, Inc. - Class A	3	421
Independent Bank Corp.	5	317
Independent Bank Group, Inc.	5	309
Interactive Brokers Group, Inc. - Class A	1	185
International Bancshares Corporation	5	296
Jack Henry & Associates, Inc.	4	750
Jackson Financial Inc. - Class A (c)	16	1,466
Janus Henderson Group PLC	24	924
Ladder Capital Corp - Class A	17	194
LPL Financial Holdings Inc.	4	888
MarketAxess Holdings Inc.	1	369
Mercury General Corporation	4	243
MFA Financial, Inc.	23	299
MGIC Investment Corporation	38	965
Moelis & Company - Class A	7	460
Morningstar, Inc.	1	248
Mr. Cooper Group Inc. (a)	6	546
MSCI Inc. - Class A	1	860
Navient Corporation	17	258
Nelnet, Inc. - Class A	1	160
New York Community Bancorp, Inc. (b)	81	911
New York Mortgage Trust, Inc.	5	28
Old National Bancorp	32	600
Pacific Premier Bancorp, Inc.	14	352
Paysafe Limited (a)	3	63
PennyMac Financial Services, Inc.	4	413
PennyMac Mortgage Investment Trust	18	251
Pinnacle Financial Partners, Inc.	7	672
PRA Group, Inc. (a)	3	66
Primerica, Inc.	3	718
ProAssurance Corporation (a)	2	26
PROG Holdings, Inc.	10	496
Prosperity Bancshares, Inc.	12	840
Radian Group Inc.	20	685
Redwood Trust, Inc.	8	58
Reinsurance Group of America, Incorporated	4	857
Renasant Corporation	6	191
RITHM Capital Corp.	67	756
RLI Corp.	2	336
Robinhood Markets, Inc. - Class A (a)	38	882
Rocket Companies, Inc. - Class A (a)	6	118
SEI Investments Company	14	967
Selective Insurance Group, Inc.	4	388
Simmons First National Corporation - Class A	14	306
SLM Corporation	49	1,116
SoFi Technologies, Inc. (a) (b)	42	329
Southstate Corporation	8	731
Starwood Property Trust, Inc.	50	1,016
Stewart Information Services Corporation	5	361
Stifel Financial Corp.	7	703
Synovus Financial Corp.	18	820
Texas Capital Bancshares, Inc. (a)	5	351
TFS Financial Corporation	4	52
The Carlyle Group, Inc.	21	886
The Western Union Company	67	805
TPG Inc. - Class A	2	126
Tradeweb Markets Inc. - Class A	2	305
Trustmark Corporation	8	244
Two Harbors Investment Corp.	18	249
UMB Financial Corporation	4	419
United Bankshares, Inc.	16	606
United Community Banks, Inc.	11	319
UWM Holdings Corporation - Class A	2	15
Valley National Bancorp	75	678
Virtu Financial, Inc. - Class A	15	450
Voya Financial, Inc.	11	836
WAFD, Inc.	10	351
Walker & Dunlop, Inc.	4	409

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Webster Financial Corporation	18	834
WesBanco, Inc.	5	145
Western Alliance Bancorporation	9	793
Wex, Inc. (a)	2	336
White Mountains Insurance Group Ltd	—	399
Wintrust Financial Corporation	5	582
Zurich American Corporation	9	557
		68,551
Consumer Discretionary 14.7%
Abercrombie & Fitch Co. - Class A (a)	4	541
Academy Sports & Outdoors, Inc.	11	636
Acushnet Holdings Corp.	3	178
Adient Public Limited Company (a)	26	597
ADT, Inc.	44	316
Adtalem Global Education Inc. (a)	6	461
Airbnb, Inc. - Class A (a)	1	132
American Axle & Manufacturing Holdings, Inc. (a)	9	56
American Eagle Outfitters, Inc.	26	573
Aramark	17	654
Asbury Automotive Group, Inc. (a)	3	732
AutoZone, Inc. (a)	—	1,320
Bath & Body Works, Inc.	20	641
Birkenstock Holding PLC (a)	1	25
Bloomin' Brands, Inc.	2	40
Boyd Gaming Corporation	6	403
Bright Horizons Family Solutions, Inc. (a)	3	363
Brunswick Corporation	12	992
Burlington Stores, Inc. (a)	3	768
Caesars Entertainment, Inc. (a)	16	658
Caleres, Inc.	2	56
Capri Holdings Limited (a)	23	986
Carter's, Inc.	8	551
Century Communities, Inc.	5	499
Cheesecake Factory Incorporated, The	2	61
Chipotle Mexican Grill, Inc. (a)	20	1,168
Churchill Downs Incorporated	3	378
Columbia Sportswear Company	5	427
Coupang, Inc. - Class A (a)	12	293
Cracker Barrel Old Country Store, Inc. (b)	8	344
Crocs, Inc. (a)	4	581
Dana Incorporated	30	318
Dave & Buster's, Inc. (a)	1	38
Deckers Outdoor Corporation (a)	5	868
Dillard's, Inc. - Class A (b)	1	219
Domino's Pizza, Inc.	2	976
DoorDash, Inc. - Class A (a)	6	794
Dorman Products, Inc. (a)	3	282
ETSY, Inc. (a)	8	424
Five Below, Inc. (a)	3	240
Floor & Decor Holdings, Inc. - Class A (a)	3	371
GameStop Corp. - Class A (a)	25	583
Gentex Corporation	31	910
Gentherm Incorporated (a)	4	208
G-III Apparel Group, Ltd. (a)	9	274
Graham Holdings Co., Ltd. - Class B	—	338
Grand Canyon Education, Inc. (a)	3	467
Group 1 Automotive, Inc.	3	1,194
Guess ?, Inc. (b)	9	184
H & R Block, Inc.	9	566
Hanesbrands Inc. (a)	128	943
Harley-Davidson, Inc.	23	901
Hasbro, Inc.	14	996
Helen of Troy Limited (a)	5	321
Hilton Grand Vacations Inc. (a)	8	292
Hyatt Hotels Corporation - Class A	3	431
International Game Technology PLC	16	335
iRobot Corporation (a)	2	16
Jack in the Box Inc.	5	218
KB Home	10	882
Kontoor Brands, Inc.	4	347
Laureate Education, Inc. - Class A	19	318
La-Z-Boy Incorporated	9	378
LCI Industries	4	502
Leggett & Platt, Incorporated	41	564
Levi Strauss & Co. - Class A	8	184
LGI Homes, Inc. (a)	3	410
Life Time Group Holdings, Inc. (a)	5	110
Light & Wonder, Inc. (a)	4	330
Lithia Motors, Inc. - Class A	1	349
Lucid Group, Inc. (a)	58	205
M/I Homes, Inc. (a)	4	606
Marriott Vacations Worldwide Corporation	8	589
Mattel, Inc. (a)	26	493
Meritage Homes Corporation	5	1,083
Murphy USA Inc.	2	1,193
Newell Brands Inc.	89	685
Nordstrom, Inc.	26	586
Norwegian Cruise Line Holdings Ltd. (a)	7	152
Ollie's Bargain Outlet Holdings, Inc. (a)	4	410
Patrick Industries, Inc.	3	421
PENN Entertainment, Inc. (a)	29	547
Petco Health And Wellness Company, Inc. - Class A (a)	8	36
Phinia Inc.	8	350
Polaris Inc.	11	939
Pool Corporation	2	683
Red Rock Resorts, Inc. - Class A	3	176
RH (a)	1	272
Royal Caribbean Cruises Ltd.	4	684
Sabre Corporation (a)	128	471
Sally Beauty Holdings, Inc. (a)	24	328
Service Corporation International	8	666
SharkNinja, Inc.	3	309
Signet Jewelers Limited	5	548
Skechers U.S.A., Inc. - Class A (a)	12	792
Skyline Champion Corporation (a)	3	259
Sonic Automotive, Inc. - Class A	4	258
Steven Madden, Ltd.	10	477
Strategic Education, Inc.	2	221
Taylor Morrison Home II Corporation - Class A (a)	19	1,338
Tempur Sealy International, Inc.	11	613
Texas Roadhouse, Inc. - Class A	4	649
The Buckle, Inc.	5	234
The ODP Corporation (a)	8	252
The Wendy's Company	18	314
Thor Industries, Inc.	12	1,279
TopBuild Corp. (a)	1	596
Topgolf Callaway Brands Corp. (a)	28	311
Travel + Leisure Co.	13	590
TRI Pointe Homes Holdings, Inc. (a)	20	919
Ulta Beauty, Inc. (a)	2	898
Under Armour, Inc. - Class A (a)	61	548
United Parks And Resorts Inc. (a)	3	145
Upbound Group, Inc.	9	293
Urban Outfitters, Inc. (a)	11	420
Vail Resorts, Inc.	3	496
Valvoline, Inc. (a)	9	361
Victoria's Secret & Co. (a)	18	470
Vista Outdoor Inc. (a)	8	306
Visteon Corporation (a)	3	314
Vitamin Oldco Holdings, Inc. (a) (d)	5	—
Williams-Sonoma, Inc.	8	1,265
Winnebago Industries, Inc.	7	380
Wolverine World Wide, Inc.	7	116
Worthington Industries, Inc.	4	181
Wyndham Hotels & Resorts, Inc.	6	491
Wynn Resorts, Limited	4	368
		62,097
Information Technology 10.9%
ACI Worldwide, Inc. (a)	10	513
Advanced Energy Industries, Inc.	3	331
Amkor Technology, Inc.	15	456
ANSYS, Inc. (a)	3	860
AppLovin Corporation - Class A (a)	3	394
Arista Networks, Inc. (a)	1	356
ASGN Incorporated (a)	6	563
Aspen Technology, Inc. (a)	1	335
Aurora Innovations Inc. - Class A (a)	56	334
Autodesk, Inc. (a)	6	1,528

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Belden Inc.	4	447
Benchmark Electronics, Inc.	6	279
Bentley Systems, Incorporated - Class B	5	250
Cerence Inc. (a)	1	3
Ciena Corporation (a)	20	1,208
Cirrus Logic, Inc. (a)	7	895
Cognex Corporation	12	504
Coherent Corp. (a)	14	1,209
CommScope Holding Company, Inc. (a)	19	118
CommVault Systems, Inc. (a)	2	373
Crane Nxt, Co.	1	39
Diodes Incorporated (a)	6	371
Dolby Laboratories, Inc. - Class A	6	454
Dropbox, Inc. - Class A (a)	27	694
Entegris, Inc.	5	549
EPAM Systems, Inc. (a)	3	557
F5, Inc. (a)	4	928
Fair Isaac Corporation (a)	—	807
First Solar, Inc. (a)	5	1,125
Flex Ltd. (a)	31	1,026
Fortinet, Inc. (a)	15	1,167
Gartner, Inc. (a)	2	986
GoDaddy Inc. - Class A (a)	7	1,123
Guidewire Software, Inc. (a)	2	415
Infinera Corporation (a) (b)	11	72
Informatica Inc. - Class A (a)	2	57
Insight Enterprises, Inc. (a)	3	738
InterDigital, Inc.	2	346
IPG Photonics Corporation (a)	5	336
Itron, Inc. (a)	4	393
Keysight Technologies, Inc. (a)	2	353
Knowles Corporation (a)	14	252
Littelfuse, Inc.	2	532
LiveRamp Holdings, Inc. (a)	10	244
Lumentum Holdings Inc. (a)	9	598
Manhattan Associates, Inc. (a)	1	315
Methode Electronics, Inc.	2	20
MKS Instruments, Inc.	7	804
Monolithic Power Systems, Inc.	1	552
NCR Voyix Corporation (a)	25	335
NetScout Systems, Inc. (a)	14	315
Okta, Inc. - Class A (a)	6	433
Osi Systems, Inc. (a)	2	248
Palantir Technologies Inc. - Class A (a)	16	578
Palo Alto Networks, Inc. (a)	3	1,190
PC Connection, Inc.	2	134
Pegasystems Inc.	3	183
Plexus Corp. (a)	3	427
Power Integrations, Inc.	4	264
PTC Inc. (a)	2	436
Pure Storage, Inc. - Class A (a)	8	409
RingCentral, Inc. - Class A (a)	9	272
Sanmina Corporation (a)	11	757
Semtech Corporation (a)	11	503
ServiceNow, Inc. (a)	2	1,354
Silicon Laboratories Inc. (a)	5	564
Snowflake Inc. - Class A (a)	3	342
SolarWinds Corporation	1	8
Super Micro Computer, Inc. (a) (b)	1	374
Synaptics Incorporated (a)	4	340
Teledyne Technologies Incorporated (a)	3	1,193
Teradata Corporation (a)	15	465
Trimble Inc. (a)	21	1,300
TTM Technologies, Inc. (a)	17	304
Twilio Inc. - Class A (a)	17	1,119
Tyler Technologies, Inc. (a)	1	471
Ubiquiti Inc.	—	25
Unity Software Inc. (a) (b)	15	347
VeriSign, Inc. (a)	3	517
ViaSat, Inc. (a)	23	278
Viavi Solutions Inc. (a)	39	349
Vishay Intertechnology, Inc.	24	462
Vontier Corporation	10	345
Wolfspeed, Inc. (a) (b)	14	136
Workday, Inc. - Class A (a)	1	233
Zebra Technologies Corporation - Class A (a)	4	1,472
Zoom Video Communications, Inc. - Class A (a)	10	719
		46,010
Real Estate 10.2%
Acadia Realty Trust	13	298
Agree Realty Corporation	6	449
Alexander & Baldwin, Inc.	8	157
American Homes 4 Rent - Class A	16	629
Americold Realty Trust, Inc.	23	655
Apple Hospitality REIT, Inc.	33	488
Brandywine Realty Trust	13	71
Brixmor Property Group Inc.	29	821
Broadstone Net Lease, Inc.	14	263
Camden Property Trust	8	1,014
COPT Defense Properties	13	407
CoStar Group, Inc. (a)	10	719
Cousins Properties Incorporated	25	742
Cubesmart, L.P.	12	665
Cushman & Wakefield PLC (a)	36	486
DiamondRock Alpharetta Tenant, LLC	38	334
DigitalBridge Group, Inc. - Class A	34	477
Douglas Emmett, Inc.	35	620
EastGroup Properties, Inc.	2	303
ELME Communities	4	67
Empire State Realty Trust, Inc. - Class A	6	70
EPR Properties	10	468
Equity Commonwealth (a)	3	56
Equity Lifestyle Properties, Inc.	7	499
Essex Property Trust, Inc.	3	932
eXp World Holdings, Inc. (b)	10	137
Extra Space Storage Inc.	7	1,268
Federal Realty Investment Trust	6	683
First Industrial Realty Trust, Inc.	7	404
Gaming and Leisure Properties, Inc.	16	810
Global Net Lease, Inc.	30	250
Healthcare Realty Trust Incorporated - Class A	48	867
Healthpeak OP, LLC	66	1,516
Highwoods Properties, Inc.	20	673
Howard Hughes Holdings Inc. (a)	4	296
Hudson Pacific Properties, Inc.	65	311
Independence Realty Trust, Inc.	20	420
InvenTrust Properties Corp.	2	48
Invitation Homes Inc.	36	1,283
JBG Smith Properties	25	436
Kennedy-Wilson Holdings, Inc.	21	234
Kilroy Realty Corporation	21	812
Kite Realty Naperville, LLC	19	511
Lamar Advertising Company - Class A	5	733
LXP Industrial Trust	33	336
Medical Properties Trust, Inc.	251	1,465
National Health Investors, Inc.	4	309
Newmark Group, Inc. - Class A	21	334
NNN REIT, Inc.	14	664
Omega Healthcare Investors, Inc.	21	838
Open Doors Technology Inc. - Class A (a)	120	241
OUTFRONT Media Inc.	22	410
Paramount Group, Inc.	10	48
Park Hotels & Resorts Inc.	60	852
Pebblebrook Hotel Trust	22	289
Phillips Edison & Company, Inc.	9	357
Piedmont Office Realty Trust, Inc. - Class A	9	92
PotlatchDeltic Corporation	11	478
Rayonier Inc.	13	418
Realogy Holdings Corp. (a)	10	51
Regency Centers Corporation	14	1,047
Retail Opportunity Investments Corp.	4	61
Rexford Industrial Realty, Inc.	11	557
RLJ III-EM Columbus Lessee, LLC	36	332
Ryman Hospitality Properties, Inc.	1	56
Sabra Health Care REIT, Inc.	33	607
SBA Communications Corporation - Class A	2	491
Seaport Entertainment Group Inc. (a) (b)	—	10
Service Properties Trust	23	104
SITE Centers Corp.	5	294

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
SL Green Realty Corp.	17	1,163
STAG Industrial, Inc.	12	454
Sun Communities, Inc.	9	1,186
Sunstone Hotel Investors, Inc.	30	305
Tanger Inc.	2	67
The Macerich Company	40	736
UDR, Inc.	22	1,001
Uniti Group Inc.	54	303
Urban Edge Properties	3	70
Veris Residential, Inc.	3	53
VICI Properties Inc.	10	336
Vornado Realty Trust	27	1,083
W.P. Carey Inc.	19	1,157
Xenia Hotels & Resorts, Inc.	20	293
Zillow Group, Inc. - Class C (a)	15	986
		43,316
Health Care 7.7%
Acadia Healthcare Company, Inc. (a)	6	368
Align Technology, Inc. (a)	4	1,005
Alnylam Pharmaceuticals, Inc. (a)	2	545
Amedisys, Inc. (a)	3	301
AMN Healthcare Services, Inc. (a)	7	311
Avantor, Inc. (a)	30	775
Azenta, Inc. (a)	5	260
BioMarin Pharmaceutical Inc. (a)	9	640
Bio-Rad Laboratories, Inc. - Class A (a)	2	660
Bio-Techne Corporation	5	375
Bruker Corporation	5	357
Catalent, Inc. (a)	13	761
Charles River Laboratories International, Inc. (a)	2	483
Chemed Corporation	1	542
Dentsply Sirona Inc.	33	885
DexCom, Inc. (a)	6	373
Elanco Animal Health Incorporated (a)	70	1,027
Embecta Corp.	4	57
Encompass Health Corporation	6	612
Enovis Corporation (a)	7	310
Envista Holdings Corporation (a)	34	666
Exact Sciences Corporation (a)	7	498
Exelixis, Inc. (a)	26	668
Globus Medical, Inc. - Class A (a)	6	427
Haemonetics Corporation (a)	3	241
ICU Medical, Inc. (a)	3	565
IDEXX Laboratories, Inc. (a)	2	812
Integer Holdings Corporation (a)	2	312
Integra LifeSciences Holdings Corporation (a)	9	170
Ionis Pharmaceuticals, Inc. (a)	8	305
Jazz Pharmaceuticals Public Limited Company (a)	7	791
LivaNova PLC (a)	5	249
Masimo Corporation (a)	3	459
Mettler-Toledo International Inc. (a)	1	1,339
Neurocrine Biosciences, Inc. (a)	3	303
Novavax, Inc. (a)	15	191
OPKO Health, Inc. (a) (b)	17	25
Option Care Health, Inc. (a)	8	241
Owens & Minor, Inc. (a)	20	311
Patterson Companies, Inc.	19	407
Pediatrix Medical Group, Inc. (a)	3	38
Premier Healthcare Solutions, Inc. - Class A	24	479
Quidelortho Corporation (a)	9	431
ResMed Inc.	5	1,300
Revvity, Inc.	10	1,309
Roivant Sciences Ltd. (a)	16	185
Royalty Pharma PLC - Class A	22	617
Sage Therapeutics Inc. (a)	17	124
Sarepta Therapeutics, Inc. (a)	3	384
Select Medical Holdings Corporation	12	435
Steris Public Limited Company	5	1,239
Teladoc Health, Inc. (a)	40	371
Teleflex Incorporated	3	812
Tenet Healthcare Corporation (a)	9	1,422
The Cooper Companies, Inc. (a)	11	1,166
United Therapeutics Corporation (a)	3	1,218
Veeva Systems Inc. - Class A (a)	3	564
VIR Biotechnology, Inc. (a)	20	148
West Pharmaceutical Services, Inc.	2	574
		32,443
Materials 6.3%
Albemarle Corporation (b)	11	1,075
Alpha Metallurgical Resources, Inc.	1	236
AptarGroup, Inc.	4	698
Arch Resources, Inc. - Class A	3	482
Ardagh Group S.A. - Class A (b) (d)	—	—
Ashland Inc.	7	627
ATI Inc. (a)	5	318
Avery Dennison Corporation	6	1,227
Avient Corporation	11	572
Axalta Coating Systems Ltd. (a)	18	641
Berry Global Group, Inc.	16	1,108
Cabot Corporation	5	544
Carpenter Technology Corporation	4	571
Cleveland-Cliffs Inc. (a)	13	168
Commercial Metals Company	17	909
Compass Minerals International, Inc.	1	15
Crown Holdings, Inc.	11	1,070
Eagle Materials Inc.	3	757
Element Solutions Inc.	20	542
FMC Corporation	20	1,313
Ginkgo Bioworks Holdings, Inc. - Class A (a) (b)	11	90
Graphic Packaging Holding Company	32	947
Greif, Inc. - Class A	4	239
H.B. Fuller Company	5	411
Hecla Mining Company	51	343
Huntsman Corporation	10	249
Innospec Inc.	2	268
Kaiser Aluminum Corporation	3	209
Knife River Corporation (a)	5	419
Louisiana-Pacific Corporation (W VA)	8	861
MATIV Holdings, Inc.	3	45
Minerals Technologies Inc.	4	335
NewMarket Corporation	1	416
O-I Glass, Inc. (a)	37	488
Olin Corporation	25	1,203
Quaker Chemical Corporation	1	185
Radius Recycling, Inc. - Class A	1	24
Reynolds Group Holdings Limited	6	66
Royal Gold, Inc.	3	441
RPM International Inc.	9	1,029
Ryerson Holding Corporation	6	111
Scotts Miracle-Gro Company, The	7	571
Sealed Air Corporation	21	766
Sensient Technologies Corporation	5	381
Silgan Holdings Inc.	9	447
Sonoco Products Company	13	709
Stepan Company	3	204
Summit Materials, Inc. - Class A (a)	7	291
Sylvamo Corporation	6	523
The Chemours Company	30	615
Trinseo Public Limited Company	3	15
Tronox Holdings PLC	25	365
Warrior Met Coal, Inc.	9	553
Worthington Steel, Inc.	1	45
		26,737
Energy 4.1%
Antero Midstream Corporation	22	325
Antero Resources Corporation (a)	34	985
Apa Corp.	43	1,050
Archrock, Inc.	15	293
California Resources Corporation	5	244
ChampionX Corporation	11	341
Cheniere Energy, Inc.	7	1,172
Chesapeake Energy Corporation	1	110
Chord Energy Corporation	3	395
Civitas Resources, Inc.	9	445
CNX Resources Corporation (a)	28	920
Comstock Resources, Inc. (b)	11	125
CVR Energy, Inc. (b)	8	182
Delek US Holdings, Inc.	23	429

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
DT Midstream, Inc.	9	699
EQT Corporation	47	1,724
Green Plains Inc. (a)	13	173
Helmerich & Payne, Inc.	16	482
Kosmos Energy Ltd. (a)	40	160
Liberty Energy Inc. - Class A	15	287
Matador Resources Company	7	356
Murphy Oil Corporation	21	723
Nabors Industries Ltd. (a)	1	52
NOV Inc.	42	669
Oceaneering International, Inc. (a)	2	53
Patterson-UTI Energy, Inc.	47	361
Peabody Energy Corporation	33	886
Permian Resources Corporation - Class A	14	195
Range Resources Corporation	13	390
RPC, Inc.	16	101
SM Energy Company	13	534
Southwestern Energy Company (a)	153	1,084
TechnipFMC PLC	31	801
Transocean Ltd. (a) (e)	149	633
		17,379
Consumer Staples 3.7%
B&G Foods, Inc. (b)	9	77
BJ's Wholesale Club Holdings, Inc. (a)	5	423
Boston Beer Company, Inc., The - Class A (a)	1	213
Brown-Forman Corporation - Class B	17	830
Cal-Maine Foods, Inc.	6	421
Casey's General Stores, Inc.	3	1,300
Central Garden & Pet Company - Class A (a)	8	257
Coca-Cola Consolidated, Inc.	—	261
Coty Inc. - Class A (a)	25	237
Darling Ingredients Inc. (a)	20	739
Del Monte Fresh Produce Company	6	173
Edgewell Personal Care Colombia S A S	9	317
Flowers Foods, Inc.	24	555
Herbalife Nutrition Ltd. (a) (b)	5	35
Ingles Markets, Incorporated - Class A	2	152
Ingredion Incorporated	7	954
J&J Snack Foods Corp.	1	159
Lamb Weston Holdings, Inc.	6	418
Lancaster Colony Corporation	1	255
McCormick & Company, Incorporated	17	1,385
National Beverage Corp.	2	83
Nomad Foods Limited	16	312
Nu Skin Enterprises, Inc. - Class A	4	30
Performance Food Group Company (a)	4	343
Pilgrim's Pride Corporation (a)	4	198
Post Holdings, Inc. (a)	6	651
PriceSmart, Inc.	4	405
Reynolds Consumer Products Inc.	4	130
Seaboard Corporation	—	198
Spartannash Company	2	39
Spectrum Brands Holdings, Inc.	6	600
Sprouts Farmers Market, Inc. (a)	10	1,122
The Andersons, Inc.	5	234
The Clorox Company	7	1,180
The Hain Celestial Group, Inc. (a)	7	58
Treehouse Foods, Inc. (a)	9	398
United Natural Foods, Inc. (a)	5	89
Universal Corporation	4	215
USANA Health Sciences, Inc. (a)	—	18
Vector Group Ltd.	4	56
Weis Markets, Inc.	2	167
WK Kellogg Co	10	177
		15,864
Communication Services 3.3%
Bumble Inc. - Class A (a) (b)	13	81
Cable One, Inc.	1	255
Cinemark Holdings, Inc. (a)	5	130
Clear Channel Outdoor Holdings, Inc. (a)	32	51
EchoStar Corporation - Class A (a)	17	417
Frontier Communications Parent, Inc. (a)	30	1,059
Gray Television, Inc.	8	42
IAC Inc. (a)	13	694
iHeartMedia, Inc. - Class A (a) (b)	6	11
IHS Holding Limited (a)	2	7
John Wiley & Sons, Inc. - Class A	7	354
Liberty Broadband Corporation - Series C (a)	10	754
Liberty Latin America Ltd. - Class C (a)	33	314
Liberty Media Corporation - Series C (a)	7	554
Lions Gate Entertainment Corp. - Class A (a) (b)	9	73
Match Group, Inc. (a)	15	553
Nexstar Media Group, Inc. - Class A	6	988
Pinterest, Inc. - Class A (a)	19	605
Roku Inc. - Class A (a)	7	493
Scholastic Corporation	5	174
Snap Inc. - Class A (a)	58	619
Sphere Entertainment Co. - Class A (a)	—	17
Take-Two Interactive Software, Inc. (a)	8	1,281
TEGNA Inc.	40	637
Telephone and Data Systems, Inc.	27	637
The Interpublic Group of Companies, Inc.	40	1,280
The New York Times Company - Class A	9	483
Trade Desk, Inc., The - Class A (a)	3	281
TripAdvisor, Inc. (a)	16	237
United States Cellular Corporation (a)	2	115
Yelp Inc. (a)	12	407
Ziff Davis, Inc. (a)	8	374
ZoomInfo Technologies Inc. - Class A (a)	22	227
		14,204
Utilities 2.3%
ALLETE, Inc.	8	487
Atmos Energy Corporation	3	352
Avista Corporation	12	462
Black Hills Corporation	10	625
Clearway Energy, Inc. - Class C	11	324
Essential Utilities, Inc.	19	749
Hawaiian Electric Industries, Inc. (a)	42	402
IDACORP, Inc.	5	541
National Fuel Gas Company	10	621
New Jersey Resources Corporation	10	474
NorthWestern Corporation	7	384
OGE Energy Corp.	26	1,082
One Gas, Inc.	7	554
Ormat Technologies, Inc.	3	257
Portland General Electric Company	14	666
Southwest Gas Holdings, Inc.	9	672
Spire Inc.	8	530
TXNM Energy, Inc.	11	484
		9,666
Total Common Stocks (cost $351,679)		421,824
RIGHTS 0.0%
Seaport Entertainment Group Inc. (a) (f)	—	1
Total Rights (cost $2)		1
SHORT TERM INVESTMENTS 0.6%
Securities Lending Collateral 0.6%
JNL Government Money Market Fund - Class SL, 4.92% (c) (g)	2,271	2,271
Total Short Term Investments (cost $2,271)		2,271
Total Investments 100.2% (cost $353,952)		424,096
Other Derivative Instruments 0.0%		2
Other Assets and Liabilities, Net (0.2)%		(704)
Total Net Assets 100.0%		423,394

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2024.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/RAFI Fundamental U.S. Small Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	1,241	20	651	46	373	483	1,466	0.4
JNL Government Money Market Fund, 4.92% - Class SL	2,661	26,257	26,647	55	—	—	2,271	0.5
JNL Government Money Market Fund, 4.82% - Class I	366	38,744	39,110	51	—	—	—	—
	4,268	65,021	66,408	152	373	483	3,737	0.9

JNL/RAFI Fundamental U.S. Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Transocean Ltd.	03/17/23	925	633	0.1

JNL/RAFI Fundamental U.S. Small Cap Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	6	December 2024	673	1	1
S&P Midcap 400 Index	6	December 2024	1,884	1	6
				2	7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/RAFI Fundamental U.S. Small Cap Fund
Assets - Securities
Common Stocks	421,824	—	—	421,824
Rights	—	1	—	1
Short Term Investments	2,271	—	—	2,271
	424,095	1	—	424,096
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	7	—	—	7
	7	—	—	7

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/RAFI Multi-Factor U.S. Equity Fund
COMMON STOCKS 99.6%
Financials 16.0%
Affiliated Managers Group, Inc.	9	1,617
AFLAC Incorporated	39	4,408
AGNC Investment Corp. (a)	85	887
Allstate Corporation, The	40	7,669
Ally Financial Inc.	64	2,260
American Express Company	12	3,338
American International Group, Inc.	143	10,475
Ameriprise Financial, Inc.	6	2,950
AON Public Limited Company - Class A	15	5,125
Apollo Commercial Real Estate Finance, Inc.	27	246
Ares Management Corporation - Class A	11	1,652
Arthur J. Gallagher & Co.	10	2,715
Artisan Partners Asset Management Inc. - Class A	10	437
Assurant, Inc.	9	1,821
Bank of America Corporation	159	6,297
Bank of New York Mellon Corporation, The (b)	74	5,322
BankUnited, Inc.	23	842
Berkshire Hathaway Inc. - Class B (c)	95	43,723
BlackRock, Inc.	3	3,077
Blackstone Inc. - Class A	16	2,471
Block, Inc. - Class A (c)	13	876
Bread Financial Payments, Inc.	26	1,223
Brighthouse Financial, Inc. (c)	15	672
Brown & Brown, Inc.	24	2,443
Cadence Bank	8	248
Capital One Financial Corporation	62	9,209
Charles Schwab Corporation, The	15	961
Chimera Investment Corporation	21	326
Chubb Limited	10	2,773
Cincinnati Financial Corporation	4	530
Citigroup Inc.	419	26,252
Citizens Financial Group, Inc.	25	1,020
CME Group Inc. - Class A	11	2,480
CNO Financial Group, Inc.	24	852
Cohen & Steers, Inc.	3	288
Coinbase Global, Inc. - Class A (c)	7	1,326
Comerica Incorporated	21	1,237
Commerce Bancshares, Inc.	6	357
Corebridge Financial, Inc.	50	1,459
Corpay Inc (c)	1	288
Credit Acceptance Corporation (c)	1	231
Cullen/Frost Bankers, Inc.	2	275
Discover Financial Services	20	2,799
East West Bancorp, Inc.	6	515
Encore Capital Group, Inc. (c)	4	180
Equitable Holdings, Inc.	44	1,848
Erie Indemnity Company - Class A	2	1,029
Essent Group Ltd.	5	337
Evercore Inc. - Class A	8	2,043
FactSet Research Systems Inc.	1	634
Federated Hermes, Inc. - Class B	16	577
Fidelity National Financial, Inc. - Class A	6	353
Fidelity National Information Services, Inc.	13	1,058
Fifth Third Bancorp	16	692
First American Financial Corporation	11	724
First Citizens BancShares, Inc. - Class A	—	880
First Horizon Corporation	25	386
FirstCash, Inc.	5	612
Fiserv, Inc. (c)	14	2,453
Franklin Resources, Inc.	45	903
Genworth Financial, Inc. - Class A (c)	98	674
Goldman Sachs Group, Inc., The	18	8,891
Hanover Insurance Group Inc, The	6	933
Hartford Financial Services Group, Inc. , The	7	791
Hilltop Holdings Inc.	9	283
Hope Bancorp, Inc.	21	266
Houlihan Lokey, Inc. - Class A	9	1,409
Huntington Bancshares Incorporated	36	533
Independence Holdings, LLC	21	992
Interactive Brokers Group, Inc. - Class A	6	894
Intercontinental Exchange, Inc.	35	5,646
Invesco Ltd.	73	1,276
Jack Henry & Associates, Inc.	12	2,106
Jackson Financial Inc. - Class A (b)	22	2,008
Janus Henderson Group PLC	23	873
Jefferies Financial Group Inc.	15	933
JPMorgan Chase & Co.	67	14,044
KeyCorp	23	390
KKR & Co. Inc. - Class A	16	2,093
Ladder Capital Corp - Class A	21	243
Lincoln National Corporation	32	996
Loews Corporation	21	1,674
LPL Financial Holdings Inc.	4	1,036
M&T Bank Corporation	4	742
MarketAxess Holdings Inc.	2	594
Marsh & Mclennan Companies, Inc.	20	4,433
MasterCard Incorporated - Class A	13	6,181
Mercury General Corporation	7	418
MetLife, Inc.	103	8,456
MFA Financial, Inc.	24	302
MGIC Investment Corporation	24	624
Moelis & Company - Class A	12	806
Moody's Corporation	5	2,402
Morgan Stanley	29	3,034
Morningstar, Inc.	2	768
Mr. Cooper Group Inc. (c)	11	1,000
MSCI Inc. - Class A	2	1,099
Nasdaq, Inc.	12	872
Navient Corporation	23	365
Nelnet, Inc. - Class A	2	253
New York Community Bancorp, Inc. (a)	27	298
Northern Trust Corporation	5	437
Old National Bancorp	17	314
PayPal Holdings, Inc. (c)	24	1,892
PennyMac Financial Services, Inc.	6	656
PennyMac Mortgage Investment Trust	27	389
Pinnacle Financial Partners, Inc.	4	358
Principal Financial Group, Inc.	4	363
PROG Holdings, Inc.	16	788
Prosperity Bancshares, Inc.	4	269
Prudential Financial, Inc.	44	5,365
Radian Group Inc.	6	223
Regions Financial Corporation	21	485
Reinsurance Group of America, Incorporated	8	1,730
RITHM Capital Corp.	78	884
RLI Corp.	2	379
Robinhood Markets, Inc. - Class A (c)	27	640
Rocket Companies, Inc. - Class A (c)	15	278
S&P Global Inc.	10	5,063
SEI Investments Company	17	1,175
Selective Insurance Group, Inc.	3	302
SLM Corporation	55	1,267
Southstate Corporation	3	309
Stewart Information Services Corporation	6	437
Stifel Financial Corp.	5	445
Synchrony Financial	122	6,085
Synovus Financial Corp.	6	264
T. Rowe Price Group, Inc.	21	2,258
The Carlyle Group, Inc.	11	464
The PNC Financial Services Group, Inc.	10	1,758
The Progressive Corporation	44	11,107
The Western Union Company	124	1,483
Tradeweb Markets Inc. - Class A	9	1,091
Travelers Companies, Inc. , The	28	6,456
Truist Financial Corporation	32	1,363
U.S. Bancorp	36	1,656
Unum Group	33	1,978
Virtu Financial, Inc. - Class A	39	1,194
Visa Inc. - Class A	24	6,561
W. R. Berkley Corporation	7	416
WAFD, Inc.	11	394
Webster Financial Corporation	7	339
Wells Fargo & Company	503	28,410
Western Alliance Bancorporation	5	445
White Mountains Insurance Group Ltd	—	551
Willis Towers Watson Public Limited Company	8	2,233

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Wintrust Financial Corporation	3	326
Zions Bancorporation, National Association	16	778
Zurich American Corporation	8	475
		364,845
Health Care 15.8%
AbbVie Inc.	161	31,889
Agilent Technologies, Inc.	7	1,048
Align Technology, Inc. (c)	1	319
Alnylam Pharmaceuticals, Inc. (c)	6	1,731
Amedisys, Inc. (c)	4	346
Amgen Inc.	72	23,259
Avantor, Inc. (c)	31	796
Baxter International Inc.	28	1,051
Becton, Dickinson and Company	11	2,683
Biogen Inc. (c)	12	2,254
BioMarin Pharmaceutical Inc. (c)	6	395
Boston Scientific Corporation (c)	35	2,924
Bristol-Myers Squibb Company	142	7,369
Bruker Corporation	6	425
Cardinal Health, Inc.	58	6,420
Catalent, Inc. (c)	8	493
Cencora, Inc.	14	3,178
Centene Corporation (c)	12	940
Chemed Corporation	2	1,369
CVS Health Corporation	319	20,055
Danaher Corporation	16	4,359
DaVita Inc. (c)	23	3,756
Dentsply Sirona Inc.	26	700
Elanco Animal Health Incorporated (c)	20	291
Elevance Health, Inc.	9	4,717
Eli Lilly and Company	60	53,527
Encompass Health Corporation	23	2,229
Exelixis, Inc. (c)	37	948
GE HealthCare Technologies Inc.	18	1,694
Gilead Sciences, Inc.	214	17,969
Globus Medical, Inc. - Class A (c)	10	724
Haemonetics Corporation (c)	4	334
HCA Healthcare, Inc.	16	6,413
Henry Schein, Inc. (c)	11	776
Hologic, Inc. (c)	11	855
ICU Medical, Inc. (c)	2	378
IDEXX Laboratories, Inc. (c)	2	1,055
Incyte Corporation (c)	7	477
Intuitive Surgical, Inc. (c)	8	4,099
Johnson & Johnson	167	27,046
Masimo Corporation (c)	5	701
McKesson Corporation	24	11,715
Merck & Co., Inc.	185	20,992
Mettler-Toledo International Inc. (c)	2	2,804
Neurocrine Biosciences, Inc. (c)	8	925
Organon & Co.	57	1,087
Owens & Minor, Inc. (c)	33	510
Patterson Companies, Inc.	26	560
Pfizer Inc.	445	12,872
Premier Healthcare Solutions, Inc. - Class A	33	660
Quest Diagnostics Incorporated	13	1,983
Regeneron Pharmaceuticals, Inc. (c)	10	10,353
ResMed Inc.	16	3,988
Revvity, Inc.	3	328
Royalty Pharma PLC - Class A	19	527
Select Medical Holdings Corporation	26	894
Steris Public Limited Company	6	1,480
Teleflex Incorporated	4	908
Tenet Healthcare Corporation (c)	39	6,416
The Cigna Group	7	2,315
The Cooper Companies, Inc. (c)	13	1,410
Thermo Fisher Scientific Inc.	9	5,562
United Therapeutics Corporation (c)	11	3,917
UnitedHealth Group Incorporated	22	12,724
Universal Health Services, Inc. - Class B	10	2,267
Vertex Pharmaceuticals Incorporated (c)	9	3,955
Viatris Inc.	254	2,950
Waters Corporation (c)	4	1,296
West Pharmaceutical Services, Inc.	2	700
Zoetis Inc. - Class A	8	1,490
		359,580
Information Technology 14.5%
Accenture Public Limited Company - Class A	18	6,426
Adobe Inc. (c)	2	1,111
Akamai Technologies, Inc. (c)	9	875
Amdocs Limited	11	940
Amkor Technology, Inc.	25	762
Amphenol Corporation - Class A	28	1,849
ANSYS, Inc. (c)	3	1,041
Apple Inc.	104	24,280
Applied Materials, Inc.	64	13,022
AppLovin Corporation - Class A (c)	8	1,033
Arista Networks, Inc. (c)	6	2,236
Arrow Electronics, Inc. (c)	13	1,779
Autodesk, Inc. (c)	7	1,959
Avnet, Inc.	18	958
Belden Inc.	4	423
Benchmark Electronics, Inc.	10	430
Broadcom Inc.	177	30,478
CDW Corp.	3	734
Cirrus Logic, Inc. (c)	7	860
Cisco Systems, Inc.	289	15,376
Coherent Corp. (c)	7	579
CommVault Systems, Inc. (c)	6	970
Corning Incorporated	137	6,193
Dell Technologies Inc. - Class C	4	509
Dolby Laboratories, Inc. - Class A	7	519
DXC Technology Company (c)	30	614
F5, Inc. (c)	8	1,685
Fair Isaac Corporation (c)	2	4,293
Flex Ltd. (c)	32	1,083
Fortinet, Inc. (c)	17	1,338
Gartner, Inc. (c)	6	2,989
Gen Digital Inc.	79	2,162
GoDaddy Inc. - Class A (c)	14	2,197
Guidewire Software, Inc. (c)	4	679
Hewlett Packard Enterprise Company	253	5,182
HP, Inc.	218	7,804
Insight Enterprises, Inc. (c)	6	1,306
Intel Corporation	408	9,571
InterDigital, Inc.	2	271
International Business Machines Corporation	116	25,646
Jabil Inc.	12	1,451
Juniper Networks, Inc.	75	2,938
KLA Corporation	7	5,704
Knowles Corporation (c)	19	335
Kyndryl Holdings, Inc. (c)	53	1,216
Lam Research Corporation	6	4,555
Manhattan Associates, Inc. (c)	2	532
Micron Technology, Inc.	26	2,730
MKS Instruments, Inc.	3	355
Monolithic Power Systems, Inc.	2	2,000
Motorola Solutions, Inc.	8	3,664
NetApp, Inc.	20	2,441
NetScout Systems, Inc. (c)	17	371
NVIDIA Corporation	212	25,757
Oracle Corporation	185	31,561
Osi Systems, Inc. (c)	2	357
Palantir Technologies Inc. - Class A (c)	91	3,395
Palo Alto Networks, Inc. (c)	15	5,020
PC Connection, Inc.	3	211
Plexus Corp. (c)	4	599
PTC Inc. (c)	5	960
Pure Storage, Inc. - Class A (c)	14	703
Qorvo, Inc. (c)	3	324
Qualcomm Incorporated	103	17,598
Roper Technologies, Inc.	3	1,400
Sanmina Corporation (c)	12	801
Seagate Technology Holdings Public Limited Company	30	3,296
ServiceNow, Inc. (c)	8	6,924
Super Micro Computer, Inc. (a) (c)	7	2,941
Teradata Corporation (c)	13	406
Teradyne, Inc.	8	1,080

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Texas Instruments Incorporated	37	7,546
TTM Technologies, Inc. (c)	24	439
Tyler Technologies, Inc. (c)	3	1,730
VeriSign, Inc. (c)	5	858
Vishay Intertechnology, Inc.	35	656
Vontier Corporation	11	378
Western Digital Corporation (c)	49	3,364
Xerox Holdings Corporation	40	416
Zebra Technologies Corporation - Class A (c)	2	852
		330,026
Consumer Staples 12.1%
Albertsons Companies, Inc. - Class A	23	428
Altria Group, Inc.	302	15,438
Archer-Daniels-Midland Company	110	6,594
BJ's Wholesale Club Holdings, Inc. (c)	12	954
Boston Beer Company, Inc., The - Class A (c)	1	382
Brown-Forman Corporation - Class B	29	1,402
Bunge Limited	20	1,915
Cal-Maine Foods, Inc.	18	1,356
Campbell Soup Company	20	978
Casey's General Stores, Inc.	9	3,236
Central Garden & Pet Company - Class A (c)	10	313
Church & Dwight Co., Inc.	16	1,669
Coca-Cola Company, The	330	23,719
Coca-Cola Consolidated, Inc.	1	683
Colgate-Palmolive Company	78	8,117
Conagra Brands, Inc.	40	1,306
Constellation Brands, Inc. - Class A	6	1,594
Costco Wholesale Corporation	27	24,344
Del Monte Fresh Produce Company	8	246
Dollar General Corporation	24	2,018
Dollar Tree, Inc. (c)	11	785
Edgewell Personal Care Colombia S A S	13	465
Flowers Foods, Inc.	34	786
General Mills, Inc.	59	4,367
Hormel Foods Corporation	16	522
Ingles Markets, Incorporated - Class A	2	185
Ingredion Incorporated	11	1,544
Kellanova	39	3,111
Keurig Dr Pepper Inc.	49	1,850
Kimberly-Clark Corporation	29	4,083
Kraft Heinz Company, The	104	3,651
Kroger Co., The	147	8,416
Lamb Weston Holdings, Inc.	9	555
Lancaster Colony Corporation	3	598
McCormick & Company, Incorporated	17	1,366
Molson Coors Beverage Company - Class B	39	2,237
Mondelez International, Inc. - Class A	70	5,148
Monster Beverage 1990 Corporation (c)	32	1,692
Nomad Foods Limited	19	360
PepsiCo, Inc.	101	17,124
Philip Morris International Inc.	133	16,182
Pilgrim's Pride Corporation (c)	7	325
Post Holdings, Inc. (c)	9	1,085
PriceSmart, Inc.	5	496
Procter & Gamble Company, The	128	22,242
Seaboard Corporation	—	289
Spectrum Brands Holdings, Inc.	4	391
Sprouts Farmers Market, Inc. (c)	40	4,407
Sysco Corporation	37	2,915
Target Corporation	113	17,555
The Andersons, Inc.	6	293
The Clorox Company	16	2,639
The Hershey Company	8	1,510
The J. M. Smucker Company	10	1,203
Treehouse Foods, Inc. (c)	15	631
Tyson Foods, Inc. - Class A	62	3,675
Universal Corporation	5	281
US Foods Holding Corp. (c)	31	1,920
Walgreens Boots Alliance, Inc.	394	3,533
Walmart Inc.	467	37,702
Weis Markets, Inc.	3	213
		275,024
Industrials 12.1%
3M Company	100	13,720
A. O. Smith Corporation	26	2,320
AAR Corp. (c)	6	424
ABM Industries Incorporated	15	794
Acuity Brands, Inc.	6	1,556
Advanced Drainage Systems, Inc.	6	894
AECOM	8	826
AGCO Corporation	6	539
Allison Systems, Inc.	18	1,753
American Woodmark Corporation (c)	3	311
API Group Corporation (c)	8	272
Apogee Enterprises, Inc.	5	336
Arcosa, Inc.	5	495
Armstrong World Industries, Inc.	6	777
Automatic Data Processing, Inc.	10	2,788
Boise Cascade Company	11	1,481
Booz Allen Hamilton Holding Corporation - Class A	20	3,265
Brady Corporation - Class A	6	461
Broadridge Financial Solutions, Inc.	16	3,357
Builders FirstSource, Inc. (c)	7	1,331
BWXT Government Group, Inc.	19	2,033
C.H. Robinson Worldwide, Inc.	31	3,419
Caci International Inc. - Class A (c)	4	1,878
Carlisle Companies Incorporated	1	484
Carrier Global Corporation	17	1,404
Caterpillar Inc.	13	4,965
Cintas Corporation	18	3,740
Clean Harbors, Inc. (c)	2	529
Comfort Systems USA, Inc.	3	1,017
Copart, Inc. (c)	34	1,776
Core & Main, Inc. - Class A (c)	8	353
CoreCivic, Inc. (c)	30	382
Crane Company	2	370
CSG Systems International, Inc.	5	238
CSX Corporation	89	3,061
Cummins Inc.	7	2,237
Curtiss-Wright Corporation	6	1,912
DNOW Inc. (c)	28	357
Donaldson Company, Inc.	11	833
Dover Corporation	3	589
Dycom Industries, Inc. (c)	2	477
EMCOR Group, Inc.	2	896
Emerson Electric Co.	18	2,006
Equifax Inc.	11	3,141
ESAB Corporation	3	282
Expeditors International of Washington, Inc. - Class A	19	2,477
Fastenal Company	32	2,311
Fluor Corporation (c)	8	367
Franklin Electric Co., Inc.	2	247
FTI Consulting, Inc. (c)	5	1,071
GATX Corporation	5	622
Generac Holdings Inc. (c)	8	1,336
General Dynamics Corporation	16	4,738
General Electric Company	106	20,078
Genpact Limited	36	1,414
GEO Group, Inc., The (c)	64	818
GMS Inc. (c)	6	588
Graco Inc.	9	773
Granite Construction Incorporated	15	1,157
HEICO Corporation	5	1,230
Hexcel Corporation	9	573
HNI Corporation	7	397
Howmet Aerospace Inc.	35	3,463
Hub Group, Inc. - Class A	14	636
Hubbell Incorporated	1	605
Huntington Ingalls Industries, Inc.	4	1,033
IDEX Corporation	8	1,714
Illinois Tool Works Inc.	10	2,679
Ingersoll Rand Inc.	18	1,805
Insperity, Inc.	3	248
ITT Inc.	10	1,473
J.B. Hunt Transport Services, Inc.	3	518
JELD-WEN Holding, Inc. (c)	25	399

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JetBlue Airways Corporation (c)	93	610
Johnson Controls International Public Limited Company	16	1,216
KBR, Inc.	6	420
Kirby Corporation (c)	3	334
Knight-Swift Transportation Holdings Inc. - Class A	8	442
L3Harris Technologies, Inc.	21	4,913
Landstar System, Inc.	10	1,812
Leidos Holdings, Inc.	14	2,277
Lennox International Inc.	7	4,379
Lincoln Electric Holdings, Inc.	5	933
Lockheed Martin Corporation	32	18,946
ManpowerGroup Inc.	13	987
Masco Corporation	20	1,645
Masterbrand, Inc. (c)	29	542
Matson Intermodal - Paragon, Inc.	6	899
Maximus, Inc.	12	1,095
MDU Resources Group, Inc.	37	1,008
Millerknoll, Inc.	16	394
Mine Safety Appliances Company, LLC	2	343
MOOG Inc. - Class A	5	1,106
MSC Industrial Direct Co., Inc. - Class A	16	1,368
Mueller Industries, Inc.	24	1,794
Nordson Corporation	3	732
Norfolk Southern Corporation	5	1,325
Northrop Grumman Corporation	15	7,817
Old Dominion Freight Line, Inc.	3	531
Oshkosh Corporation	6	621
Otis Worldwide Corporation	19	2,016
Owens Corning	4	772
Parker-Hannifin Corporation	3	1,925
Parsons Corporation (c)	7	716
Paychex, Inc.	9	1,159
Pentair Public Limited Company	5	481
Primoris Services Corporation	18	1,072
Quanta Services, Inc.	11	3,147
RBC Bearings Incorporated (c)	1	386
Republic Services, Inc.	13	2,576
Resideo Technologies, Inc. (c)	20	396
Robert Half Inc.	9	632
Rollins, Inc.	32	1,606
RTX Corporation	32	3,831
Rush Enterprises, Inc. - Class A	14	718
Ryder System, Inc.	9	1,375
Schneider National, Inc. - Class B	14	405
Science Applications International Corporation	4	510
SkyWest, Inc. (c)	12	1,037
Spirit AeroSystems Holdings, Inc. - Class A (c)	10	314
SS&C Technologies Holdings, Inc.	9	702
Steelcase Inc. - Class A	26	345
Stericycle, Inc. (c)	14	871
Terex Corporation	19	1,009
Tetra Tech, Inc.	12	560
The Greenbrier Companies, Inc.	12	594
The Timken Company	10	845
Toro Company, The	17	1,465
TransDigm Group Incorporated	2	2,796
Trinet Group, Inc.	3	288
Trinity Industries, Inc.	22	771
Uber Technologies, Inc. (c)	48	3,617
UFP Industries, Inc.	9	1,233
U-Haul Holding Company - Series N	9	643
Unifirst Corporation	3	517
Union Pacific Corporation	48	11,758
United Airlines Holdings, Inc. (c)	6	331
United Parcel Service, Inc. - Class B	43	5,920
United Rentals, Inc.	2	1,315
Veralto Corporation	11	1,176
Verisk Analytics, Inc.	13	3,484
W.W. Grainger, Inc.	4	4,271
Waste Management, Inc.	24	5,053
Watsco, Inc.	8	3,982
Werner Enterprises, Inc.	26	997
WESCO International, Inc.	9	1,536
Westinghouse Air Brake Technologies Corporation	4	759
Woodward, Inc.	3	478
XPO, Inc. (c)	5	549
Xylem Inc.	19	2,604
		274,881
Consumer Discretionary 11.2%
Abercrombie & Fitch Co. - Class A (c)	40	5,653
Academy Sports & Outdoors, Inc.	13	767
Acushnet Holdings Corp.	5	349
Adient Public Limited Company (c)	33	744
Adtalem Global Education Inc. (c)	14	1,056
Advance Auto Parts, Inc.	9	338
Amazon.com, Inc. (c)	133	24,798
American Eagle Outfitters, Inc.	85	1,905
Aramark	12	475
Asbury Automotive Group, Inc. (c)	6	1,365
AutoNation, Inc. (c)	11	2,026
AutoZone, Inc. (c)	2	6,193
Bath & Body Works, Inc.	11	347
Best Buy Co., Inc.	73	7,541
Booking Holdings Inc.	2	8,395
BorgWarner Inc.	33	1,204
Bright Horizons Family Solutions, Inc. (c)	6	882
Brunswick Corporation	15	1,251
Burlington Stores, Inc. (c)	3	774
Capri Holdings Limited (c)	9	368
Carnival Corporation (c)	51	942
Carter's, Inc.	24	1,574
Chipotle Mexican Grill, Inc. (c)	81	4,674
Coupang, Inc. - Class A (c)	45	1,110
Crocs, Inc. (c)	4	550
D.R. Horton, Inc.	7	1,288
Dana Incorporated	36	380
Darden Restaurants, Inc.	6	970
Deckers Outdoor Corporation (c)	20	3,256
Dick's Sporting Goods, Inc.	12	2,471
Dillard's, Inc. - Class A (a)	1	418
Domino's Pizza, Inc.	7	2,818
DoorDash, Inc. - Class A (c)	14	2,033
Dorman Products, Inc. (c)	5	522
eBay Inc.	150	9,767
Foot Locker, Inc.	55	1,409
Ford Motor Company	686	7,242
GameStop Corp. - Class A (c)	17	389
Gap, Inc., The	94	2,079
General Motors Company	300	13,460
Gentex Corporation	45	1,332
G-III Apparel Group, Ltd. (c)	11	349
Graham Holdings Co., Ltd. - Class B	1	426
Grand Canyon Education, Inc. (c)	6	798
Group 1 Automotive, Inc.	4	1,708
Guess ?, Inc. (a)	13	256
H & R Block, Inc.	30	1,920
Hanesbrands Inc. (c)	182	1,341
Harley-Davidson, Inc.	13	517
Hilton Worldwide Holdings Inc.	6	1,331
Home Depot, Inc. , The	38	15,287
Hyatt Hotels Corporation - Class A	2	269
International Game Technology PLC	17	355
Jack in the Box Inc.	9	409
KB Home	8	658
Kohl's Corporation (a)	62	1,317
Kontoor Brands, Inc.	13	1,090
Laureate Education, Inc. - Class A	26	440
La-Z-Boy Incorporated	14	614
Lear Corporation	8	923
Leggett & Platt, Incorporated	23	318
Lennar Corporation - Class A	6	1,157
Light & Wonder, Inc. (c)	4	327
Lithia Motors, Inc. - Class A	2	651
Lowe`s Companies, Inc.	33	8,865
M/I Homes, Inc. (c)	5	840
Macy's, Inc.	70	1,100
Marriott International, Inc. - Class A	5	1,142
McDonald's Corporation	41	12,405

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Meritage Homes Corporation	7	1,461
Mohawk Industries, Inc. (c)	4	660
Murphy USA Inc.	6	3,150
Newell Brands Inc.	43	332
NIKE, Inc. - Class B	19	1,696
Nordstrom, Inc.	39	888
NVR, Inc. (c)	—	2,541
O'Reilly Automotive, Inc. (c)	4	4,299
Penske Automotive Group, Inc.	4	624
Phinia Inc.	12	572
Pool Corporation	4	1,676
PulteGroup, Inc.	26	3,788
PVH Corp.	10	1,030
Ralph Lauren Corporation - Class A	5	886
Royal Caribbean Cruises Ltd.	10	1,779
Sally Beauty Holdings, Inc. (c)	41	555
Service Corporation International	21	1,661
Signet Jewelers Limited	8	873
Skechers U.S.A., Inc. - Class A (c)	7	436
Sonic Automotive, Inc. - Class A	5	313
Starbucks Corporation	26	2,506
Steven Madden, Ltd.	15	733
Strategic Education, Inc.	4	411
Tapestry, Inc.	9	442
Taylor Morrison Home II Corporation - Class A (c)	27	1,907
Tempur Sealy International, Inc.	15	814
Texas Roadhouse, Inc. - Class A	6	1,065
The Buckle, Inc.	12	539
The Goodyear Tire & Rubber Company (c)	85	750
The ODP Corporation (c)	13	401
The Wendy's Company	55	971
Thor Industries, Inc.	15	1,688
TJX Companies, Inc., The	65	7,681
Toll Brothers, Inc.	15	2,352
TopBuild Corp. (c)	1	544
Tractor Supply Company	9	2,659
TRI Pointe Homes Holdings, Inc. (c)	31	1,419
Ulta Beauty, Inc. (c)	2	910
Urban Outfitters, Inc. (c)	24	925
V.F. Corporation	40	797
Vail Resorts, Inc.	5	915
Valvoline, Inc. (c)	11	441
Victoria's Secret & Co. (c)	16	423
Vista Outdoor Inc. (c)	14	533
Visteon Corporation (c)	4	409
Vitamin Oldco Holdings, Inc. (c) (d)	6	—
Whirlpool Corporation	11	1,175
Williams-Sonoma, Inc.	32	4,902
Winnebago Industries, Inc.	7	388
Worthington Industries, Inc.	8	343
Wyndham Hotels & Resorts, Inc.	8	618
Yum! Brands, Inc.	22	3,127
		253,936
Communication Services 6.2%
AT&T Inc.	1,120	24,636
Comcast Corporation - Class A	78	3,270
EchoStar Corporation - Class A (c)	15	373
Electronic Arts Inc.	23	3,322
Former Charter Communications Parent, Inc. - Class A (c)	20	6,372
Fox Corporation - Class A	62	2,611
Frontier Communications Parent, Inc. (c)	11	396
John Wiley & Sons, Inc. - Class A	10	461
Liberty Broadband Corporation - Series C (c)	8	631
Liberty Global Ltd. - Class C (c)	73	1,587
Liberty Latin America Ltd. - Class C (c)	44	419
Lumen Technologies Inc. (c)	349	2,476
Meta Platforms, Inc. - Class A	79	45,171
Netflix, Inc. (c)	10	7,120
News Corporation - Class A	45	1,207
Nexstar Media Group, Inc. - Class A	6	1,030
Omnicom Group Inc.	15	1,597
Paramount Global - Class B	40	430
Take-Two Interactive Software, Inc. (c)	10	1,487
TEGNA Inc.	57	903
Telephone and Data Systems, Inc.	33	757
The Interpublic Group of Companies, Inc.	41	1,305
The New York Times Company - Class A	18	1,025
T-Mobile US, Inc.	35	7,286
Verizon Communications Inc.	562	25,230
Yelp Inc. (c)	18	642
		141,744
Energy 4.3%
Antero Resources Corporation (c)	34	976
Archrock, Inc.	41	823
Baker Hughes Company - Class A	95	3,432
Chevron Corporation	122	17,984
CNX Resources Corporation (c)	41	1,334
ConocoPhillips	24	2,496
CVR Energy, Inc. (a)	16	369
Delek US Holdings, Inc.	28	534
Diamondback Energy, Inc.	4	726
DT Midstream, Inc.	7	528
Exxon Mobil Corporation	187	21,869
Helmerich & Payne, Inc.	15	467
HF Sinclair Corporation	17	763
Kinder Morgan, Inc.	96	2,130
Marathon Oil Corporation	69	1,834
Marathon Petroleum Corporation	78	12,749
Murphy Oil Corporation	21	710
NOV Inc.	7	116
ONEOK, Inc.	14	1,264
Patterson-UTI Energy, Inc.	30	230
PBF Energy Inc. - Class A	41	1,274
Peabody Energy Corporation	43	1,133
Phillips 66	68	8,981
Range Resources Corporation	21	631
Schlumberger Limited	20	848
SM Energy Company	14	561
Targa Resources Corp.	17	2,525
TechnipFMC PLC	39	1,036
Valero Energy Corporation	60	8,050
Williams Companies, Inc., The	29	1,327
World Kinect Corporation	16	510
		98,210
Materials 3.4%
Alcoa Corporation	22	866
Amcor Pty Ltd	118	1,338
AptarGroup, Inc.	9	1,438
Arch Resources, Inc. - Class A	2	340
ATI Inc. (c)	16	1,050
Avery Dennison Corporation	11	2,379
Axalta Coating Systems Ltd. (c)	11	380
Ball Corporation	26	1,774
Berry Global Group, Inc.	19	1,307
Cabot Corporation	9	957
Carpenter Technology Corporation	14	2,201
Celanese Corporation - Class A	8	1,094
Cleveland-Cliffs Inc. (c)	21	270
Commercial Metals Company	20	1,124
Corteva, Inc.	15	894
CRH Public Limited Company	16	1,452
Crown Holdings, Inc.	15	1,412
Dow Inc.	28	1,512
DuPont de Nemours, Inc.	54	4,839
Eagle Materials Inc.	5	1,531
Eastman Chemical Company	15	1,705
Ecolab Inc.	6	1,530
Element Solutions Inc.	10	272
Graphic Packaging Holding Company	69	2,049
Greif, Inc. - Class A	5	337
Huntsman Corporation	9	219
Innospec Inc.	2	259
International Flavors & Fragrances Inc.	7	691
International Paper Company	64	3,127
Kaiser Aluminum Corporation	5	345
Louisiana-Pacific Corporation (W VA)	14	1,523
LyondellBasell Industries N.V. - Class A	48	4,619
Martin Marietta Materials, Inc.	1	775

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Mosaic Company, The	31	837
NewMarket Corporation	1	599
Newmont Corporation	77	4,099
Nucor Corporation	16	2,363
O-I Glass, Inc. (c)	50	662
Olin Corporation	30	1,435
Packaging Corporation of America	8	1,630
PPG Industries, Inc.	9	1,234
Reliance, Inc.	7	1,974
Royal Gold, Inc.	4	522
RPM International Inc.	22	2,608
Scotts Miracle-Gro Company, The	11	977
Sealed Air Corporation	36	1,295
Sensient Technologies Corporation	5	440
Silgan Holdings Inc.	18	965
Sonoco Products Company	22	1,221
Southern Copper Corporation	3	343
Steel Dynamics, Inc.	7	919
Stepan Company	4	296
Sylvamo Corporation	8	702
The Chemours Company	15	312
The Sherwin-Williams Company	11	4,042
Tronox Holdings PLC	20	288
United States Steel Corporation	40	1,396
Warrior Met Coal, Inc.	24	1,516
		78,284
Real Estate 2.3%
Agree Realty Corporation	8	594
Alexander & Baldwin, Inc.	10	199
American Homes 4 Rent - Class A	20	785
American Tower Corporation	11	2,570
Americold Realty Trust, Inc.	26	722
Apple Hospitality REIT, Inc.	41	615
AvalonBay Communities, Inc.	3	733
BXP, Inc.	4	282
Camden Property Trust	14	1,671
CBRE Group, Inc. - Class A (c)	7	879
COPT Defense Properties	14	413
Crown Castle Inc.	10	1,211
Cubesmart, L.P.	25	1,324
DiamondRock Alpharetta Tenant, LLC	51	443
Digital Realty Trust, Inc.	8	1,213
DigitalBridge Group, Inc. - Class A	44	623
Douglas Emmett, Inc.	30	527
Equity Lifestyle Properties, Inc.	9	622
Equity Residential	9	633
Essex Property Trust, Inc.	3	842
Extra Space Storage Inc.	17	3,017
First Industrial Realty Trust, Inc.	7	365
Gaming and Leisure Properties, Inc.	23	1,206
Healthcare Realty Trust Incorporated - Class A	52	948
Host Hotels & Resorts, Inc.	17	299
Invitation Homes Inc.	23	797
Iron Mountain Incorporated	23	2,690
JBG Smith Properties	27	465
Jones Lang LaSalle Incorporated (c)	6	1,620
Kimco Realty OP, LLC	15	350
Lamar Advertising Company - Class A	11	1,505
LXP Industrial Trust	41	412
Mid-America Apartment Communities, Inc.	3	426
NNN REIT, Inc.	8	385
Omega Healthcare Investors, Inc.	12	474
OUTFRONT Media Inc.	19	341
Park Hotels & Resorts Inc.	89	1,251
Phillips Edison & Company, Inc.	12	434
Public Storage Operating Company	6	2,011
Rayonier Inc.	16	514
Realty Income Corporation	20	1,296
RLJ III-EM Columbus Lessee, LLC	50	454
SBA Communications Corporation - Class A	2	413
Service Properties Trust	40	181
Simon Property Group, Inc.	21	3,526
SITE Centers Corp.	7	406
SL Green Realty Corp.	21	1,484
Sun Communities, Inc.	7	887
Sunstone Hotel Investors, Inc.	31	318
The Macerich Company	50	916
UDR, Inc.	13	584
Uniti Group Inc.	92	519
Ventas, Inc.	10	624
Vornado Realty Trust	40	1,569
W.P. Carey Inc.	8	489
Welltower Inc.	14	1,835
Xenia Hotels & Resorts, Inc.	24	348
		52,260
Utilities 1.7%
Alliant Energy Corporation	6	346
American Electric Power Company, Inc.	13	1,291
Atmos Energy Corporation	4	498
Avista Corporation	14	534
Clearway Energy, Inc. - Class C	15	470
CMS Energy Corporation	7	475
Consolidated Edison, Inc.	8	844
Constellation Energy Group, Inc.	7	1,944
Dominion Energy, Inc.	20	1,140
DTE Energy Company	4	529
Duke Energy Corporation	18	2,130
Edison International	9	783
Entergy Corporation	5	671
Evergy, Inc.	11	659
Eversource Energy	8	566
Exelon Corporation	69	2,811
FirstEnergy Corp.	13	562
Hawaiian Electric Industries, Inc. (c)	37	357
National Fuel Gas Company	15	924
NextEra Energy, Inc.	49	4,124
NiSource Inc.	11	367
NRG Energy, Inc.	17	1,565
Ormat Technologies, Inc.	4	312
Pinnacle West Capital Corporation	3	232
PPL Corporation	17	558
Public Service Enterprise Group Incorporated	12	1,056
Sempra	15	1,230
Southwest Gas Holdings, Inc.	6	451
Spire Inc.	4	301
The AES Corporation	26	519
The Southern Company	26	2,304
TXNM Energy, Inc.	12	534
UGI Corporation	12	293
Vistra Corp.	67	7,988
		39,368
Total Common Stocks (cost $1,801,527)		2,268,158
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 4.82% (b) (e)	10,316	10,316
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.92% (b) (e)	1,731	1,731
Total Short Term Investments (cost $12,047)		12,047
Total Investments 100.1% (cost $1,813,574)		2,280,205
Other Derivative Instruments 0.0%		39
Other Assets and Liabilities, Net (0.1)%		(2,152)
Total Net Assets 100.0%		2,278,092

(a) All or a portion of the security was on loan as of September 30, 2024.

(b) Investment in affiliate.

(c) Non-income producing security.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/RAFI Multi-Factor U.S. Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	4,194	297	619	99	90	1,360	5,322	0.2
Jackson Financial Inc. - Class A	1,434	69	424	50	207	722	2,008	0.1
JNL Government Money Market Fund, 4.92% - Class SL	1,048	18,647	17,964	15	—	—	1,731	0.1
JNL Government Money Market Fund, 4.82% - Class I	8,003	219,375	217,062	251	—	—	10,316	0.5
	14,679	238,388	236,069	415	297	2,082	19,377	0.9

JNL/RAFI Multi-Factor U.S. Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	34	December 2024	9,818	37	66
S&P Midcap 400 Index	11	December 2024	3,426	2	37
				39	103

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/RAFI Multi-Factor U.S. Equity Fund
Assets - Securities
Common Stocks	2,268,158	—	—	2,268,158
Short Term Investments	12,047	—	—	12,047
	2,280,205	—	—	2,280,205
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	103	—	—	103
	103	—	—	103

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Balanced Fund
COMMON STOCKS 65.6%
Information Technology 14.0%
Accenture Public Limited Company - Class A	1	528
Adobe Inc. (a)	1	385
Advanced Micro Devices, Inc. (a)	10	1,690
Amphenol Corporation - Class A	8	491
Analog Devices, Inc.	4	811
Apple Inc.	56	13,048
Arista Networks, Inc. (a)	—	105
ASML Holding N.V. - ADR	1	727
ASML Holding N.V.	2	1,904
Atlassian Corporation - Class A (a)	1	141
Autodesk, Inc. (a)	1	159
BE Semiconductor Industries N.V.	2	269
Bill Holdings, Inc. (a)	1	76
Broadcom Inc.	20	3,384
Cadence Design Systems, Inc. (a)	1	155
Cisco Systems, Inc.	5	252
Confluent, Inc. - Class A (a)	2	45
CrowdStrike Holdings, Inc. - Class A (a)	1	257
Datadog, Inc. - Class A (a)	1	118
Descartes Systems Group Inc., The (a)	—	50
Dynatrace, Inc. (a)	1	64
Entegris, Inc.	1	121
Fair Isaac Corporation (a)	—	101
Fortinet, Inc. (a)	4	335
Gartner, Inc. (a)	—	35
Gen Digital Inc.	5	147
Hamamatsu Photonics K.K.	17	225
International Business Machines Corporation	1	175
Intuit Inc.	2	937
Keysight Technologies, Inc. (a)	9	1,400
KLA Corporation	—	347
Lam Research Corporation	—	362
Largan Precision Co., Ltd.	2	161
Marvell Technology, Inc.	2	137
Microsoft Corporation	36	15,421
MongoDB, Inc. - Class A (a)	1	221
Monolithic Power Systems, Inc.	1	611
Murata Manufacturing Co., Ltd. (b)	17	326
Nomura Research Institute, Ltd.	15	550
NVIDIA Corporation	113	13,764
NXP Semiconductors N.V.	3	784
OMRON Corporation (b)	7	297
On Semiconductor Corporation (a)	1	36
Oracle Corporation	3	447
Palo Alto Networks, Inc. (a)	—	81
Pure Storage, Inc. - Class A (a)	1	42
Qualcomm Incorporated	4	674
Renesas Electronics Corporation	24	347
Roper Technologies, Inc.	1	660
Salesforce, Inc.	2	650
Samsung Electronics Co., Ltd.	16	757
SAP SE	6	1,482
ServiceNow, Inc. (a)	2	1,653
Shopify Inc. - Class A (a)	6	502
Snowflake Inc. - Class A (a)	1	78
SUMCO Corporation	2	20
Synopsys, Inc. (a)	2	832
Taiwan Semiconductor Manufacturing Company Limited - ADR	2	319
Taiwan Semiconductor Manufacturing Company Limited	81	2,457
Te Connectivity Public Limited Company	8	1,274
Teledyne Technologies Incorporated (a)	—	130
Telefonaktiebolaget LM Ericsson - Class B (b)	78	589
Texas Instruments Incorporated	8	1,734
Tokyo Electron Limited	3	551
Western Digital Corporation (a)	1	102
Workday, Inc. - Class A (a)	—	20
Zebra Technologies Corporation - Class A (a)	—	125
Zscaler, Inc. (a)	—	34
		76,712
Financials 10.5%
Adyen N.V. (a) (c)	—	415
AIA Group Limited	81	708
Allstate Corporation, The	5	928
American Express Company	5	1,400
American International Group, Inc.	3	217
Annaly Capital Management, Inc.	16	329
ANZ Group Holdings Limited	22	475
Apollo Global Management, Inc.	1	70
Ares Management Corporation - Class A	1	99
AXA	42	1,624
AXIS Capital Holdings Limited	1	46
Bank of America Corporation	53	2,118
Bank of New York Mellon Corporation, The	2	136
Banque Nationale Du Canada (b)	11	993
Berkshire Hathaway Inc. - Class B (a)	9	4,005
BlackRock, Inc.	—	214
Blackstone Inc. - Class A	—	63
BNP Paribas	8	530
Bridgepoint Group PLC (c)	78	360
Brookfield Corporation - Class A	12	660
CBOE Global Markets, Inc.	1	109
Challenger Limited	36	163
Charles Schwab Corporation, The	31	2,021
Chubb Limited	6	1,620
Citigroup Inc.	12	738
CME Group Inc. - Class A	2	515
Corebridge Financial, Inc.	16	462
Corpay Inc (a)	2	682
CVC Capital Partners PLC (a)	18	412
DBS Group Holdings Ltd	19	574
Definity Financial Corporation	8	324
Discover Financial Services	1	119
DNB Bank ASA	54	1,101
East West Bancorp, Inc.	2	177
Edenred	6	226
Equitable Holdings, Inc.	2	68
FactSet Research Systems Inc.	—	32
Fifth Third Bancorp	3	108
Fiserv, Inc. (a)	11	2,007
Global Payments Inc.	1	153
Goldman Sachs Group, Inc., The	2	926
Hartford Financial Services Group, Inc. , The	2	220
HDFC Bank Limited	27	563
Huntington Bancshares Incorporated	21	313
ING Groep N.V.	64	1,161
Intercontinental Exchange, Inc.	1	190
Intesa Sanpaolo SPA	128	548
JPMorgan Chase & Co.	16	3,421
Julius Bar Gruppe AG - Class N	10	587
KeyCorp	27	452
KKR & Co. Inc. - Class A	1	141
LPL Financial Holdings Inc.	—	41
Macquarie Group Limited	4	592
Mandatum Holding Oy	38	187
Marsh & Mclennan Companies, Inc.	2	549
MasterCard Incorporated - Class A	5	2,503
Melrose Industries PLC	107	656
MetLife, Inc.	6	484
Mitsubishi HC Capital Inc. (b)	34	239
Mitsubishi UFJ Financial Group Inc	80	812
Moody's Corporation	—	103
Morgan Stanley	5	518
MSCI Inc. - Class A	—	99
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	3	1,871
Popular, Inc.	—	30
RenaissanceRe Holdings Ltd	1	144
S&P Global Inc.	1	605
Sampo Oyj - Class A	17	812
Standard Chartered PLC	60	638
Storebrand ASA	58	642
Sumitomo Mitsui Trust Bank, Limited	13	308
Sun Life Financial Inc.	14	819
Svenska Handelsbanken AB - Class A	51	522

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
The PNC Financial Services Group, Inc.	—	55
The Progressive Corporation	2	524
Tokio Marine Holdings, Inc.	34	1,225
TPG Inc. - Class A	1	35
Tradeweb Markets Inc. - Class A	1	103
Travelers Companies, Inc. , The	3	752
Truist Financial Corporation	1	28
U.S. Bancorp	2	82
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	11	498
United Overseas Bank Limited	32	805
Visa Inc. - Class A	13	3,515
Voya Financial, Inc.	2	139
Wells Fargo & Company	5	291
Western Alliance Bancorporation	—	43
Zurich Insurance Group AG - Class N	1	773
		57,565
Health Care 8.0%
Abbott Laboratories	1	162
AbbVie Inc.	2	491
Alcon AG	5	518
Amgen Inc.	1	367
argenx SE - ADR (a)	1	484
Astellas Pharma Inc.	43	489
AstraZeneca PLC - ADR	43	3,326
Bayer Aktiengesellschaft - Class N	11	364
Becton, Dickinson and Company	4	887
BeiGene, Ltd. - ADR (a)	—	45
Biogen Inc. (a)	—	80
Boston Scientific Corporation (a)	2	170
Bristol-Myers Squibb Company	11	575
Cencora, Inc.	5	1,237
Chugai Pharmaceutical Co., Ltd.	11	537
CVS Health Corporation	1	31
Danaher Corporation	6	1,682
DexCom, Inc. (a)	1	85
Edwards Lifesciences Corporation (a)	1	42
Elekta AB (publ) - Class B	39	279
Elevance Health, Inc.	4	2,112
Eli Lilly and Company	5	4,185
EssilorLuxottica	2	589
Evotec SE (a)	7	50
Fresenius SE & Co. KGaA (a)	9	326
GE HealthCare Technologies Inc.	3	312
Genmab A/S (a) (b)	1	305
Gilead Sciences, Inc.	1	118
HCA Healthcare, Inc.	1	253
Hologic, Inc. (a)	1	103
Humana Inc.	1	308
Icon Public Limited Company (a)	—	69
IDEXX Laboratories, Inc. (a)	—	40
Intuitive Surgical, Inc. (a)	3	1,588
IQVIA Holdings Inc (a)	—	27
Johnson & Johnson	16	2,525
Koninklijke Philips N.V.	27	894
McKesson Corporation	—	135
Medtronic, Inc.	1	96
Merck & Co., Inc.	8	927
Mettler-Toledo International Inc. (a)	—	135
Molina Healthcare, Inc. (a)	—	91
Novartis AG - Class N	13	1,542
Novo Nordisk A/S - ADR	1	140
Novo Nordisk A/S - Class B	13	1,570
Pfizer Inc.	7	195
Quest Diagnostics Incorporated	—	62
Regeneron Pharmaceuticals, Inc. (a)	—	258
Repligen Corporation (a)	1	74
Revvity, Inc.	6	800
Sanofi - ADR	1	35
Sanofi	14	1,651
Shionogi & Co., Ltd.	13	180
Siemens Healthineers AG (c)	15	909
Stryker Corporation	2	722
Tenet Healthcare Corporation (a)	6	982
The Cigna Group	3	952
Thermo Fisher Scientific Inc.	3	2,116
UnitedHealth Group Incorporated	7	4,077
Vertex Pharmaceuticals Incorporated (a)	—	149
Viatris Inc.	1	10
Zimmer Biomet Holdings, Inc.	2	166
Zoetis Inc. - Class A	2	330
		43,959
Industrials 6.3%
ABB Ltd - Class N	23	1,319
AMETEK, Inc.	7	1,140
Ashtead Group Public Limited Company	3	259
Boeing Company, The (a)	2	286
Booz Allen Hamilton Holding Corporation - Class A	—	33
Bunzl Public Limited Company	13	629
Canadian National Railway Company	—	17
Carrier Global Corporation	2	160
Caterpillar Inc.	—	107
Central Japan Railway Company	15	355
Cintas Corporation	1	307
Copart, Inc. (a)	2	96
CSX Corporation	29	1,012
Cummins Inc.	3	842
DCC Public Limited Company	6	431
Deere & Company	2	979
Delta Air Lines, Inc.	1	51
Dover Corporation	1	176
Element Fleet Management Corp. (b)	47	1,004
Emerson Electric Co.	1	57
Equifax Inc.	—	72
ESAB Corporation	—	33
FedEx Corporation	2	596
Ferguson Enterprises Inc.	2	467
Fortive Corporation	1	71
GE Vernova Inc. (a)	2	453
General Dynamics Corporation	2	626
General Electric Company	10	1,903
Honeywell International Inc.	1	250
Howmet Aerospace Inc.	1	114
Hubbell Incorporated	—	156
IDEX Corporation	—	60
Ingersoll Rand Inc.	1	90
J.B. Hunt Transport Services, Inc.	—	1
Johnson Controls International Public Limited Company	1	79
Kion Group AG	7	281
L3Harris Technologies, Inc.	3	822
Legrand	7	853
Lockheed Martin Corporation	—	47
Mitsubishi Corporation	22	458
Mitsubishi Electric Corporation	44	716
Mitsubishi Logistics Corporation	1	22
Norfolk Southern Corporation	4	987
Northrop Grumman Corporation	1	454
Old Dominion Freight Line, Inc.	6	1,109
Owens Corning	1	177
Parker-Hannifin Corporation	1	392
Prysmian S.p.A.	16	1,137
Quanta Services, Inc.	—	41
Recruit Holdings Co., Ltd.	12	755
Republic Services, Inc.	3	561
Rockwell Automation, Inc.	4	978
RTX Corporation	1	167
Safran	4	957
Saia, Inc. (a)	—	143
Sandvik Aktiebolag	28	629
Schneider Electric SE	—	44
Sensata Technologies Holding PLC	—	14
Siemens Aktiengesellschaft - Class N	13	2,636
SiteOne Landscape Supply, Inc. (a)	—	54
SMC Corporation	1	267
Stanley Black & Decker, Inc.	3	309
Sumitomo Corporation	30	677
TechnoPro Holdings, Inc.	19	358
Teleperformance SE	2	231
THK Co.Ltd.	11	200

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Trane Technologies Public Limited Company	—	110
TransDigm Group Incorporated	—	390
Uber Technologies, Inc. (a)	5	359
Union Pacific Corporation	4	879
United Airlines Holdings, Inc. (a)	1	39
Veralto Corporation	1	60
Verisk Analytics, Inc.	—	91
Vertiv Holdings Co - Class A	1	50
Waste Connections, Inc.	1	89
Waste Management, Inc.	1	110
Westinghouse Air Brake Technologies Corporation	7	1,210
Worley Limited	46	474
Xylem Inc.	—	13
		34,581
Consumer Discretionary 6.3%
Airbnb, Inc. - Class A (a)	1	85
Alibaba Group Holding Limited - ADR	2	202
Amadeus IT Holding, S.A. (c)	9	640
Amazon.com, Inc. (a)	48	8,938
Autoliv, Inc. - SWEDDR	5	506
AutoZone, Inc. (a)	—	876
Bath & Body Works, Inc.	1	18
Booking Holdings Inc.	—	1,533
Burlington Stores, Inc. (a)	—	81
Carvana Co. - Class A (a)	6	1,059
Chipotle Mexican Grill, Inc. (a)	16	914
Compagnie Financiere Richemont SA	3	524
Compass Group PLC	35	1,123
DENSO Corporation	41	610
Domino's Pizza, Inc.	—	69
DoorDash, Inc. - Class A (a)	2	269
Dowlais Group PLC	134	105
Ford Motor Company	1	12
General Motors Company	1	37
Hilton Worldwide Holdings Inc.	2	458
Home Depot, Inc. , The	4	1,628
Honda Motor Co., Ltd. (b)	21	220
Isetan Mitsukoshi Holdings Ltd.	23	363
Kering	1	309
Kingfisher PLC	191	825
Las Vegas Sands Corp.	2	106
Lowe`s Companies, Inc.	1	235
Lululemon Athletica Inc. (a)	1	205
Magna International Inc.	10	413
Marriott International, Inc. - Class A	1	160
McDonald's Corporation	5	1,472
Moncler S.p.A.	9	547
Next PLC	6	768
NIKE, Inc. - Class B	1	103
Norwegian Cruise Line Holdings Ltd. (a)	2	37
NVR, Inc. (a)	—	226
Open House Group Co., Ltd. (b)	1	23
O'Reilly Automotive, Inc. (a)	—	152
Panasonic Holdings Corporation (b)	54	468
Persimmon Public Limited Company	21	459
Ross Stores, Inc.	4	530
Royal Caribbean Cruises Ltd.	1	139
Samsonite International S.A. (c)	85	230
Sony Group Corporation	51	992
Stanley Electric Co., Ltd.	11	213
Starbucks Corporation	4	380
Suzuki Motor Corporation	39	431
Tesla Inc. (a)	11	2,792
TJX Companies, Inc., The	4	500
Toyota Motor Corporation	61	1,093
Tractor Supply Company	1	207
Ulta Beauty, Inc. (a)	—	30
Wingstop Inc.	—	60
Wynn Resorts, Limited	1	70
		34,445
Communication Services 4.6%
Alphabet Inc. - Class A	13	2,115
Alphabet Inc. - Class C	37	6,136
AT&T Inc.	2	53
BT Group PLC (b)	326	645
Cellnex Telecom, S.A. (c)	1	54
Comcast Corporation - Class A	28	1,172
CyberAgent, Inc. (b)	43	303
Electronic Arts Inc.	—	54
KT Corporation	14	445
LY Corporation	84	246
Meta Platforms, Inc. - Class A	12	7,101
NAVER Corporation	3	355
Netflix, Inc. (a)	3	1,966
Nippon Telegraph and Telephone Corporation	983	1,005
Sea Limited - Class A - ADR (a)	3	238
Spotify Technology S.A. (a)	—	52
Tencent Holdings Limited	4	239
T-Mobile US, Inc.	11	2,266
Verizon Communications Inc.	1	58
Walt Disney Company, The	2	161
WPP 2012 Limited	67	687
		25,351
Consumer Staples 4.2%
Altria Group, Inc.	1	50
Barry Callebaut AG - Class N	—	242
Campbell Soup Company	—	15
Coca-Cola Company, The	26	1,896
Colgate-Palmolive Company	14	1,449
Constellation Brands, Inc. - Class A	—	87
Costco Wholesale Corporation	1	637
Diageo PLC	18	636
Dollar General Corporation	4	299
Dollar Tree, Inc. (a)	5	373
General Mills, Inc.	1	37
Heineken N.V.	8	697
Kenvue Inc.	114	2,643
Keurig Dr Pepper Inc.	26	966
Kimberly-Clark Corporation	1	71
Kirin Holdings Company, Limited	16	236
L'Oreal	2	832
Mondelez International, Inc. - Class A	12	873
Monster Beverage 1990 Corporation (a)	1	54
Nestle S.A. - Class N	23	2,268
PepsiCo, Inc.	2	416
Philip Morris International Inc.	4	447
Procter & Gamble Company, The	11	1,974
Puig Brands S.A. (a)	9	209
Seven & I Holdings Co., Ltd.	56	849
Sysco Corporation	1	39
Target Corporation	1	137
The Clorox Company	—	33
The Estee Lauder Companies Inc. - Class A	—	40
Tyson Foods, Inc. - Class A	—	29
Unilever PLC	33	2,116
Walmart Inc.	24	1,927
Welcia Holdings Co., Ltd.	7	104
Wilmar International Limited	196	509
		23,190
Materials 4.0%
Adriatic Metals PLC - CHESS (a)	17	42
Agnico Eagle Mines Limited	1	109
Agnico Eagle Mines Limited	3	218
Akzo Nobel N.V.	6	458
Alamos Gold Inc - Class A	7	136
Alamos Gold Inc - Class A	3	65
Alcoa Corporation	2	73
Aluminium Bahrain B.S.C	9	29
Anglo American Platinum	1	32
Anglo American PLC	9	304
AngloGold Ashanti PLC	2	44
AngloGold Ashanti PLC	2	61
Antofagasta PLC	29	794
ArcelorMittal	2	63
ARE Holdings, Inc.	—	5
Artemis Gold Inc. (a) (b)	3	29
Asahi Kasei Corporation (b)	39	295
Aya Gold & Silver Inc. (a)	4	56

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Ball Corporation	2	159
Barrick Gold Corporation	6	128
BASF SE - Class N	9	482
BHP Group Limited	39	1,238
BHP Group Limited (b)	20	612
Capricorn Metals Limited (a)	22	89
Capstone Copper Corp. (a)	4	29
Centamin PLC	20	40
CF Industries Holdings, Inc.	2	170
Champion Iron Limited (b)	5	23
Champion Iron Limited (b)	8	40
China Molybdenum Co., Ltd - Class H	42	41
Cleveland-Cliffs Inc. (a)	3	40
Commercial Metals Company	1	30
Covestro AG (a) (c)	7	429
Emerald Resources NL (a)	28	74
ERO Copper Corp. (a) (b)	7	148
First Quantum Minerals Ltd (a)	4	50
Foran Mining Corporation (a)	10	30
Franco-Nevada Corporation	2	307
Franco-Nevada Corporation	4	516
Freeport-McMoRan Inc.	13	669
G Mining Ventures Corp. (a)	10	67
Glencore PLC	63	359
Gold Fields Limited	5	70
Grupo Mexico, S.A.B. de C.V. - Class B	16	91
H.B. Fuller Company	—	37
Harmony Gold Mining Company	4	45
Hindalco Industries Limited	3	31
Hoa Phat Group Joint Stock Company	140	150
Huntsman Corporation	2	38
IGO Limited	51	206
Impala Platinum Holdings Limited (a)	18	103
Industrias Penoles, S.A.B. de C.V. (a) (b)	2	32
International Flavors & Fragrances Inc.	1	57
International Paper Company	19	941
Ivanhoe Electric Inc. (a)	2	21
Ivanhoe Mines Ltd - Class A (a) (b)	9	127
Johnson Matthey PLC	15	314
Joint Stock Company Alrosa (Public Joint Stock Company) (a) (c) (d)	40	—
JSW Steel Limited	2	28
Kinross Gold Corporation	6	55
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	5	1,038
Legacy Vulcan Corp.	1	151
Linde Public Limited Company	4	1,889
Louisiana-Pacific Corporation (W VA)	1	69
Lundin Gold Inc. (c)	4	77
Martin Marietta Materials, Inc.	1	407
Mineral Resources Limited (b)	1	31
Mosaic Company, The	16	429
MP Materials Corp. - Class A (a) (b)	3	53
New Gold Inc (a)	6	16
Newmont Corporation - CHESS	2	124
Newmont Corporation	3	181
NGEx Minerals Ltd. (a) (b)	5	39
Nippon Steel Corporation	5	103
Norsk Hydro ASA	5	34
Northam Platinum Limited	10	61
Northern Star Resources Ltd	13	142
Nucor Corporation	2	283
Osisko Gold Royalties Ltd	5	96
Osisko Mining Inc. (a)	4	16
Packaging Corporation of America	1	159
Pilbara Minerals Limited (a) (b)	161	379
POSCO Holdings Inc.	—	47
Predictive Discovery Limited (a) (b)	131	23
PT. Amman Mineral Internasional (a)	20	12
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel (a) (c) (d)	16	—
Public Joint Stock Company Polyus (a) (c) (d)	—	—
Reliance, Inc.	1	188
Rio Tinto PLC	2	131
Royal Gold, Inc.	—	46
RPM International Inc.	1	68
Santana Mining Inc. (a)	3	45
Shin-Etsu Chemical Co., Ltd.	3	105
Sibanye Stillwater (a)	33	34
Skeena Resources Limited (a) (b)	6	53
Snowline Gold Corp. (a) (b)	6	26
South32 Limited	107	280
Southern Copper Corporation	3	327
Steel Dynamics, Inc.	3	401
Stora Enso Oyj - Class R	28	353
Tata Steel Limited	28	57
Teck Resources Limited - Class B	4	227
The Sherwin-Williams Company	4	1,473
Umicore	13	172
Vale S.A. - ADR	20	229
Warrior Met Coal, Inc.	1	52
Wesdome Gold Mines Ltd (a)	6	60
West Fraser Timber Co. Ltd.	1	91
West Fraser Timber Co. Ltd.	1	70
Wheaton Precious Metals Corp.	4	269
Wheaton Precious Metals Corp.	6	337
Zijin Mining Group Co., Ltd. - Class H	44	98
		21,980
Energy 3.3%
Atlas Energy Solutions Inc. (b)	2	34
Baker Hughes Company - Class A	2	87
BP P.L.C. - ADR	3	89
Cameco Corporation	2	110
Canadian Natural Resources Limited	5	156
Chesapeake Energy Corporation	4	316
Chevron Corporation	10	1,481
ConocoPhillips	17	1,796
Devon Energy Corporation	1	35
Diamondback Energy, Inc.	4	668
Enbridge Inc.	5	191
EOG Resources, Inc.	3	332
EQT Corporation	26	965
Equinor ASA	44	1,112
Expro Group Holdings N.V. (a)	2	32
Exxon Mobil Corporation	23	2,701
Galp Energia, SGPS, S.A.	4	83
Halliburton Company	5	140
Hess Corporation	1	94
Kinder Morgan, Inc.	7	148
Kodiak Gas Services, LLC	1	25
Kosmos Energy Ltd. (a)	8	34
Marathon Petroleum Corporation	2	348
NAC Kazatomprom JSC - GDR (c)	2	60
Noble Corporation PLC	1	38
Permian Resources Corporation - Class A	3	45
Phillips 66	1	95
Range Resources Corporation	30	930
Schlumberger Limited	33	1,391
Shell PLC - Class A	7	243
Shell PLC - Class A - ADR	15	958
Southwestern Energy Company (a)	10	69
Suncor Energy Inc.	3	124
Suncor Energy Inc.	1	34
Targa Resources Corp.	1	193
TechnipFMC PLC	4	95
Tenaris S.A. - ADR	1	36
TotalEnergies SE (b)	26	1,662
Uranium Energy Corp. (a)	5	33
Valero Energy Corporation	1	186
Viper Energy, Inc. - Class A	3	150
Weatherford International Public Limited Company	—	41
Williams Companies, Inc., The	14	638
Yellow Cake PLC (a)	3	19
		18,017
Real Estate 2.7%
Acadia Realty Trust	8	177
Agree Realty Corporation	—	25
Alexandria Real Estate Equities, Inc.	—	43
American Homes 4 Rent - Class A	7	251

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
American Tower Corporation	3	701
Apple Hospitality REIT, Inc.	5	78
AvalonBay Communities, Inc.	2	379
Big Yellow Group PLC	2	36
Boardwalk Real Estate Investment Trust	1	56
Broadstone Net Lease, Inc.	1	11
Camden Property Trust	1	113
Canadian Apartment Properties Real Estate Investment Trust	1	38
Capitaland Group Pte. Ltd.	49	80
CBRE Group, Inc. - Class A (a)	1	76
Colliers International Group Inc.	—	64
Comforia Residential REIT, Inc	—	50
CoStar Group, Inc. (a)	—	34
Crown Castle Inc.	1	117
Cubesmart, L.P.	5	275
Derwent London PLC	1	39
Digital Core REIT Management Pte. Ltd. (c)	30	19
Douglas Emmett, Inc.	3	60
EastGroup Properties, Inc.	1	143
EPR Properties	—	11
Equinix, Inc.	1	1,283
Equity Lifestyle Properties, Inc.	7	473
Equity Residential	4	283
Essential Properties Realty Trust, Inc.	1	24
Essex Property Trust, Inc.	1	412
Extra Space Storage Inc.	—	71
Federal Realty Investment Trust	—	22
Gaming and Leisure Properties, Inc.	4	208
Gecina	—	40
Goodman Funding Pty Ltd	7	167
Great Portland Estates plc	48	230
Host Hotels & Resorts, Inc.	1	9
Invincible Investment Corporation	—	52
Japan Metropolitan Fund Investment Corporation	—	22
Kerry Properties Limited	12	24
Kilroy Realty Corporation	3	100
Kimco Realty OP, LLC	4	100
LEG Immobilien SE	1	104
Lineage, Inc.	1	46
Mapletree Industrial Trust	25	48
Mitsubishi Estate Co., Ltd.	7	106
Mitsui Fudosan Co., Ltd.	99	923
Mitsui Fudosan Logistics Park Inc. (b)	—	21
Nexus Select Trust	19	33
NNN REIT, Inc.	1	35
Pebblebrook Hotel Trust	3	35
ProLogis Inc.	7	921
Public Storage Operating Company	5	1,657
Rayonier Inc.	2	59
Realty Income Corporation	3	180
Regency Centers Corporation	5	380
Rexford Industrial Realty, Inc.	9	429
SBA Communications Corporation - Class A	1	169
Scentre Group Limited	285	722
SEGRO Public Limited Company	9	108
Shurgard Self Storage Limited	2	73
Simon Property Group, Inc.	3	446
SL Green Realty Corp.	—	15
StorageVault Canada Inc.	8	32
Sun Communities, Inc.	2	274
Sun Hung Kai Properties Limited	11	114
Terreno Realty Corporation	3	219
The Unite Group PLC	4	49
Ventas, Inc.	5	289
VICI Properties Inc.	4	123
Vornado Realty Trust	2	72
W.P. Carey Inc.	1	53
Warehouses De Pauw	2	59
Welltower Inc.	5	614
Weyerhaeuser Company	4	136
WHA Corporation Public Company Limited	162	27
		14,967
Utilities 1.7%
Ameren Corporation	12	1,056
Atmos Energy Corporation	5	668
CenterPoint Energy, Inc.	1	35
CMS Energy Corporation	1	64
Constellation Energy Group, Inc.	3	873
Dominion Energy, Inc.	1	72
Duke Energy Corporation	—	36
Electric Power Development Co., Ltd. - Class D (b)	22	361
Engie	62	1,079
Entergy Corporation	1	92
Evergy, Inc.	1	50
Exelon Corporation	20	815
FirstEnergy Corp.	2	96
National Grid PLC	70	970
NextEra Energy, Inc.	11	900
PG&E Corporation	15	294
PPL Corporation	1	23
Sempra	1	42
The Southern Company	2	217
Vistra Corp.	1	68
XCEL Energy Inc.	21	1,351
		9,162
Total Common Stocks (cost $270,062)		359,929
GOVERNMENT AND AGENCY OBLIGATIONS 17.8%
Mortgage-Backed Securities 7.5%
Federal Home Loan Mortgage Corporation
3.50%, 06/01/33 - 12/01/47	121	118
3.00%, 11/01/34 - 01/01/52	688	628
1.50%, 02/01/36	182	163
2.00%, 08/01/36 - 05/01/52	3,070	2,575
2.50%, 04/01/37 - 05/01/52	2,766	2,409
4.00%, 06/01/37 - 02/01/50	320	310
5.00%, 12/01/41 - 07/01/54	386	390
5.50%, 05/01/44 - 09/01/54	529	538
4.50%, 05/01/50	24	24
6.50%, 01/01/54	35	36
7.00%, 06/01/54	55	58
Federal National Mortgage Association, Inc.
2.50%, 01/01/32 - 05/01/52	4,199	3,678
3.00%, 11/01/33 - 07/01/50	3,408	3,156
3.50%, 12/01/33 - 01/01/52	2,383	2,265
2.00%, 05/01/36 - 04/01/52	7,368	6,249
1.50%, 05/01/37 - 01/01/42	730	640
4.00%, 06/01/37 - 09/01/52	1,586	1,538
5.00%, 06/01/40 - 10/01/53	721	727
4.50%, 04/01/41 - 07/01/53	1,709	1,697
6.00%, 07/01/41 - 08/01/54	1,367	1,410
5.50%, 05/01/44 - 05/01/54	1,025	1,043
6.50%, 11/01/53 - 01/01/54	343	355
7.00%, 03/01/54	54	57
TBA, 5.00%, 10/15/54 (e)	985	984
TBA, 6.50%, 10/15/54 (e)	405	418
Government National Mortgage Association
1.50%, 05/20/37	139	124
3.50%, 08/20/42 - 01/20/49	1,127	1,074
3.00%, 05/15/43 - 06/20/52	1,614	1,473
4.50%, 07/20/45 - 04/20/53	637	634
4.00%, 09/20/45 - 10/20/52	957	928
5.50%, 03/20/48 - 03/20/49	122	126
5.00%, 05/20/48 - 08/20/52	259	262
2.50%, 08/20/50 - 01/20/52	2,264	1,995
2.00%, 01/20/51 - 03/20/52	2,084	1,769
TBA, 2.50%, 10/15/54 (e)	240	211
TBA, 4.50%, 10/15/54 (e)	205	202
TBA, 5.00%, 10/15/54 (e)	180	180
TBA, 5.50%, 10/15/54 (e)	670	676
TBA, 6.00%, 10/15/54 (e)	95	97
		41,217
U.S. Treasury Note 4.9%
Treasury, United States Department of
3.88%, 04/30/25 - 08/15/33	730	731
0.25%, 08/31/25	100	97
0.75%, 08/31/26	1,900	1,798
1.88%, 02/28/27	3,175	3,049
2.75%, 07/31/27	275	269

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
4.13%, 09/30/27 - 10/31/27	4,605	4,678
3.63%, 05/31/28 - 08/31/29	4,840	4,849
4.00%, 06/30/28 (f)	3,560	3,613
4.38%, 11/30/28	650	670
4.25%, 02/28/29	2,755	2,832
4.50%, 05/31/29	2,120	2,205
0.63%, 05/15/30	700	594
1.25%, 08/15/31	760	649
4.00%, 02/15/34	800	814
		26,848
U.S. Treasury Bond 3.2%
Treasury, United States Department of
4.50%, 05/15/38	2,320	2,470
1.13%, 05/15/40	790	522
1.88%, 02/15/41 - 02/15/51	2,195	1,476
1.75%, 08/15/41	615	436
3.13%, 11/15/41	485	428
3.88%, 02/15/43 - 05/15/43	1,150	1,108
4.75%, 11/15/43 - 11/15/53	1,070	1,174
4.63%, 05/15/44 - 05/15/54	435	464
4.13%, 08/15/44	230	228
3.00%, 11/15/44 - 08/15/48	5,025	4,082
2.00%, 02/15/50 - 08/15/51	2,360	1,527
1.38%, 08/15/50	380	209
2.38%, 05/15/51	125	88
4.00%, 11/15/52	585	569
3.63%, 02/15/53 - 05/15/53	2,470	2,248
4.25%, 02/15/54 - 08/15/54	470	479
		17,508
U.S. Treasury Inflation Indexed Securities 0.7%
Treasury, United States Department of
0.38%, 07/15/25 (g)	17	16
0.13%, 10/15/25 - 01/15/30 (g)	847	819
0.63%, 01/15/26 - 07/15/32 (g)	123	120
0.50%, 01/15/28 (g)	64	62
1.75%, 01/15/28 - 01/15/34 (g)	392	397
1.25%, 04/15/28 (g)	110	109
0.75%, 07/15/28 - 02/15/45 (g)	335	289
2.38%, 10/15/28 (g)	804	835
0.88%, 01/15/29 (g)	75	73
2.50%, 01/15/29 (g)	132	138
2.13%, 04/15/29 - 02/15/54 (g)	379	391
3.88%, 04/15/29 (g)	172	190
0.25%, 07/15/29 (g)	111	105
1.13%, 01/15/33 (g)	21	20
1.38%, 07/15/33 - 02/15/44 (g)	157	150
1.50%, 02/15/53 (g)	10	9
		3,723
Municipal 0.6%
American Municipal Power, Inc.
6.45%, 02/15/44	250	282
Bay Area Toll Authority
6.91%, 10/01/50	235	288
Bayhealth Medical Center, Inc.
3.41%, 07/01/51	320	243
California, State of
7.55%, 04/01/39	240	302
Central Texas Regional Mobility Authority
3.17%, 01/01/41	300	247
Chicago Transit Authority
6.90%, 12/01/40	281	322
Dallas-Fort Worth International Airport Facility Improvement Corporation
2.99%, 11/01/38	160	139
3.09%, 11/01/40	260	213
Fulton, County of
5.15%, 07/01/39	325	333
Municipal Electric Authority of Georgia
6.66%, 04/01/57	328	375
Oregon Department of Transportation
1.76%, 11/15/32	190	160
Texas A&M University
3.33%, 05/15/39	250	217
Trustees of the California State University
2.80%, 11/01/41	350	267
		3,388
Commercial Mortgage-Backed Securities 0.5%
Federal Home Loan Mortgage Corporation
Series A2-K753, REMIC, 4.40%, 10/25/30	730	739
Series A2-K137, REMIC, 2.35%, 11/25/31 (h)	1,195	1,066
Series K-A2-150, REMIC, 3.71%, 09/25/32 (h)	515	500
Series K-A2-156, REMIC, 4.43%, 02/25/33 (h)	410	414
		2,719
Sovereign 0.3%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
5.38%, 02/08/35	80	82
Gobierno Federal de los Estados Unidos Mexicanos
2.66%, 05/24/31	200	172
3.50%, 02/12/34	360	307
Government of the Province of Manitoba
4.30%, 07/27/33	155	156
Government of the Republic of Panama
3.30%, 01/19/33	350	292
The Province of Alberta, Government of
4.50%, 01/24/34	330	338
The Province of British Columbia, Government of
4.20%, 07/06/33	303	304
		1,651
Collateralized Mortgage Obligations 0.1%
Connecticut Avenue Securities Trust 2024-R04
Series 2024-1A1-R04, REMIC, 6.28%, (SOFR 30-Day Average + 1.00%), 05/25/44 (h)	73	73
Federal Home Loan Mortgage Corporation
Series 2021-M1-DNA7, REMIC, 6.13%, (SOFR 30-Day Average + 0.85%), 11/25/41 (h)	92	92
Series 2024-A1-HQA1, REMIC, 6.53%, (SOFR 30-Day Average + 1.25%), 03/25/44 (h)	271	271
Series 2024-A1-DNA2, REMIC, 6.53%, (SOFR 30-Day Average + 1.25%), 05/25/44 (h)	111	111
Government National Mortgage Association
Series 2022-LM-63, REMIC, 3.50%, 10/20/50	110	97
		644
Total Government And Agency Obligations (cost $102,688)		97,698
CORPORATE BONDS AND NOTES 12.3%
Financials 4.0%
ABN AMRO Bank N.V.
4.75%, 07/28/25 (i)	325	324
AerCap Ireland Capital Designated Activity Company
5.75%, 06/06/28 (b)	350	365
6.15%, 09/30/30	150	162
AIB Group Public Limited Company
6.61%, 09/13/29 (i)	200	214
Alliant Holdings Intermediate, LLC
7.00%, 01/15/31 (i)	240	247
American Express Company
6.49%, 10/30/31	335	370
American Honda Finance Corporation
5.65%, 11/15/28	200	211
Aretec Escrow Issuer 2 Inc
10.00%, 08/15/30 (i)	417	444
Athene Global Funding
4.86%, 08/27/26 (i)	335	337
Avolon Holdings Funding Limited
5.75%, 03/01/29 (i)	305	314
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
5.38%, 04/17/25 (i)	155	155
Banco Santander, S.A.
3.49%, 05/28/30 (j)	200	188
5.44%, 07/15/31 (j)	400	417
Bank of America Corporation
2.65%, 03/11/32	250	223
2.68%, 06/19/41	340	256

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
4.33%, 03/15/50	175	159
Bank of New York Mellon Corporation, The
6.47%, 10/25/34	225	255
Banque Nationale Du Canada
5.60%, 12/18/28	385	402
Barclays PLC
2.85%, 05/07/26 (j)	250	247
2.28%, 11/24/27 (j)	200	191
BlackRock Funding, Inc.
4.70%, 03/14/29	95	98
BNP Paribas
2.22%, 06/09/26 (i) (j)	245	240
CaixaBank, S.A.
6.84%, 09/13/34 (i)	230	257
Capital One Financial Corporation
3.65%, 05/11/27	240	236
Caterpillar Financial Services Corporation
5.00%, 05/14/27	385	396
Chubb INA Holdings Inc.
4.35%, 11/03/45	100	92
Citigroup Inc.
6.17%, 05/25/34	135	144
CNO Global Funding
2.65%, 01/06/29 (i)	445	408
Corebridge Financial, Inc.
4.40%, 04/05/52	415	355
Credit Acceptance Corporation
9.25%, 12/15/28 (i)	250	268
Daimler Trucks Finance North America LLC
3.65%, 04/07/27 (i)	230	227
Danske Bank A/S
5.71%, 03/01/30 (i)	200	208
Discover Bank
2.70%, 02/06/30	250	225
Encore Capital Group, Inc.
9.25%, 04/01/29 (i) (j)	245	263
Fifth Third Bancorp
6.34%, 07/27/29	55	58
4.90%, 09/06/30	70	71
FirstCash, Inc.
6.88%, 03/01/32 (i)	249	257
Fiserv, Inc.
3.20%, 07/01/26	110	108
5.45%, 03/15/34	245	257
Ford Motor Credit Company LLC
7.12%, 11/07/33	200	216
General Motors Financial Company, Inc.
2.40%, 04/10/28	325	301
Goldman Sachs Group, Inc., The
3.85%, 01/26/27	550	545
HSBC Holdings PLC
2.21%, 08/17/29 (j)	200	183
7.40%, 11/13/34	200	229
ING Groep N.V.
6.11%, 09/11/34 (j)	200	218
Intercontinental Exchange, Inc.
5.25%, 06/15/31	175	184
John Deere Capital Corporation
4.50%, 01/08/27	395	399
JPMorgan Chase & Co.
3.63%, 12/01/27	300	295
5.30%, 07/24/29	355	367
2.96%, 05/13/31	110	101
Lloyds Banking Group PLC
5.46%, 01/05/28 (j)	200	204
MassMutual Global Funding II
5.10%, 04/09/27 (i)	330	339
Mitsubishi UFJ Financial Group Inc
2.19%, 02/25/25	400	396
Moody's Corporation
2.00%, 08/19/31	310	268
Morgan Stanley
3.13%, 07/27/26	275	270
5.66%, 04/18/30	330	347
3.22%, 04/22/42	300	242
National Securities Clearing Corporation
1.50%, 04/23/25 (i)	355	349
Nationwide Building Society
1.50%, 10/13/26 (i)	380	360
OneMain Finance Corporation
7.88%, 03/15/30	240	251
Osaic Holdings, Inc.
10.75%, 08/01/27 (b) (i)	450	458
PACCAR Financial Corp.
5.20%, 11/09/26	350	360
5.00%, 05/13/27	170	174
Panther Escrow Issuer LLC
7.13%, 06/01/31 (i)	290	304
PennyMac Financial Services, Inc.
7.88%, 12/15/29 (i)	243	259
PRA Group, Inc.
8.38%, 02/01/28 (i)	245	254
RGA Global Funding
5.45%, 05/24/29 (i)	190	198
Santander Holdings USA, Inc.
2.49%, 01/06/28	190	180
Santander UK Group Holdings PLC
2.47%, 01/11/28 (j)	200	191
Skandinaviska Enskilda Banken AB
5.13%, 03/05/27 (i)	335	343
Standard Chartered PLC
1.82%, 11/23/25 (i)	200	199
2.61%, 01/12/28 (i)	200	191
State Street Corporation
5.16%, 05/18/34 (b)	205	213
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/26	200	203
Teachers Insurance And Annuity Association of America
4.27%, 05/15/47 (i)	400	347
Toronto-Dominion Bank, The
4.99%, 04/05/29 (j)	330	340
Toyota Motor Credit Corporation
4.80%, 01/05/26	350	353
UBS Group AG
4.13%, 09/24/25 (i) (j)	375	374
VistaJet Group Holding SA
9.50%, 06/01/28 (b) (i)	250	244
Wells Fargo & Company
2.39%, 06/02/28	155	147
6.30%, 10/23/29	210	225
3.07%, 04/30/41	535	420
Westpac New Zealand Limited
5.20%, 02/28/29 (i)	225	232
Willis North America Inc.
4.50%, 09/15/28	195	195
		22,117
Energy 1.5%
6297782 LLC
5.03%, 10/01/29 (i)	50	50
Aethon United BR LP
7.50%, 10/01/29 (i)	250	253
Apa Infrastructure Limited
4.25%, 07/15/27 (i)	225	225
Ascent Resources - Utica, LLC
8.25%, 12/31/28 (i)	230	236
Boardwalk Pipelines, LP
4.45%, 07/15/27	100	100
Canadian Natural Resources Limited
2.95%, 07/15/30	170	155
Civitas Resources, Inc.
8.75%, 07/01/31 (i)	220	233
Comstock Resources, Inc.
6.75%, 03/01/29 (i)	245	239
CVR Energy, Inc.
8.50%, 01/15/29 (i)	235	238
Enbridge Inc.
4.25%, 12/01/26	275	275
6.20%, 11/15/30	40	44
5.63%, 04/05/34	90	94

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
8.25%, 01/15/84 (j)	385	407
Encino Acquisition Partners Holdings, LLC
8.75%, 05/01/31 (i)	235	247
Energy Transfer LP
6.50%, (100, 08/15/26) (k)	265	265
6.75%, (100, 05/15/25) (k)	40	40
5.25%, 04/15/29	120	123
3.75%, 05/15/30	75	72
6.55%, 12/01/33	100	110
8.00%, 05/15/54	267	286
Enterprise Products Operating LLC
4.60%, 01/11/27	510	515
Harvest Midstream I, L.P.
7.50%, 09/01/28 (i)	130	133
Hess Corporation
4.30%, 04/01/27	150	150
Howard Midstream Energy Partners, LLC
7.38%, 07/15/32 (i)	215	223
Kinetik Holdings LP
6.63%, 12/15/28 (i)	145	151
NGL Energy Operating LLC
8.13%, 02/15/29 (i)	238	244
Occidental Petroleum Corporation
5.38%, 01/01/32	150	152
PBF Holding Company LLC
7.88%, 09/15/30 (i)	235	242
Permian Resources Operating, LLC
7.00%, 01/15/32 (i)	240	250
Pioneer Natural Resources Company
1.13%, 01/15/26	115	111
5.10%, 03/29/26	55	56
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30	55	55
SM Energy Company
7.00%, 08/01/32 (i)	236	237
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55 (i)	235	247
Sunoco LP
7.00%, 05/01/29 (i)	245	256
Tallgrass Energy Partners, LP
7.38%, 02/15/29 (i)	83	84
Targa Resources Corp.
5.50%, 02/15/35	85	87
Targa Resources Partners LP
5.00%, 01/15/28	136	136
TotalEnergies Capital International
2.99%, 06/29/41	265	206
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (i) (k)	270	274
Weatherford International Ltd
8.63%, 04/30/30 (i)	236	246
Williams Companies, Inc., The
5.15%, 03/15/34	55	56
Williams Partners L.P.
5.10%, 09/15/45	175	166
Woodside Finance Limited
3.70%, 09/15/26 (i)	475	466
		8,435
Health Care 1.3%
AbbVie Inc.
3.20%, 05/14/26	300	296
4.70%, 05/14/45	100	97
4.25%, 11/21/49	195	174
Alcon Finance Corporation
2.60%, 05/27/30 (i)	265	242
Banner Health
1.90%, 01/01/31	70	61
Bayer US Finance LLC
6.38%, 11/21/30 (i)	200	214
Becton, Dickinson and Company
3.70%, 06/06/27	180	178
2.82%, 05/20/30	140	129
Biogen Inc.
2.25%, 05/01/30	320	286
Bristol-Myers Squibb Company
5.10%, 02/22/31	40	42
CommonSpirit Health
2.76%, 10/01/24	105	105
2.78%, 10/01/30	75	68
Community Health Systems, Inc.
8.00%, 12/15/27 (i)	335	336
CVS Health Corporation
5.05%, 03/25/48	475	434
Endo Finance Holdings, Inc.
8.50%, 04/15/31 (b) (i)	125	134
Health Care Service Corporation, A Mutual Legal Reserve Company
5.45%, 06/15/34 (i)	120	125
Heartland Dental, LLC
10.50%, 04/30/28 (i)	425	455
Herbalife International, Inc.
12.25%, 04/15/29 (i)	259	258
Humana Inc.
2.15%, 02/03/32	120	101
5.95%, 03/15/34	165	176
Icon Investments Six Designated Activity Company
5.85%, 05/08/29	200	210
IQVIA Inc.
6.25%, 02/01/29	90	96
6.50%, 05/15/30 (i)	250	261
Northwell Health, Inc.
3.98%, 11/01/46	175	146
Perrigo Finance Unlimited Company
4.90%, 06/15/30 (l) (m)	315	307
Providence St. Joseph Health
3.93%, 10/01/48	550	445
Revvity, Inc.
1.90%, 09/15/28	210	191
Solventum Corporation
5.40%, 03/01/29 (i)	200	206
Stanford Health Care
3.80%, 11/15/48	150	127
Tenet Healthcare Corporation
6.25%, 02/01/27	230	230
Thermo Fisher Scientific Inc.
2.80%, 10/15/41	155	118
UnitedHealth Group Incorporated
4.70%, 04/15/29	190	195
2.90%, 05/15/50	270	189
West Virginia Hospital Finance Authority
4.92%, 06/01/48	300	284
		6,916
Consumer Discretionary 1.3%
Adient Global Holdings Ltd
8.25%, 04/15/31 (b) (i)	190	202
Amazon.com, Inc.
3.88%, 08/22/37	225	212
Aston Martin Capital Holdings Limited
10.00%, 03/31/29 (i)	240	237
AutoZone, Inc.
5.05%, 07/15/26	315	320
BMW US Capital, LLC
4.65%, 08/13/29 (i)	95	96
Carnival Corporation
6.00%, 05/01/29 (i)	230	233
Carnival Holdings (Bermuda) Limited
10.38%, 05/01/28 (i)	225	243
Carvana Co.
12.00%, 12/01/28 (i) (n)	31	33
13.00%, 06/01/30 (i) (n)	47	52
14.00%, 06/01/31 (i) (n)	57	67
Clarios Global LP
8.50%, 05/15/27 (i)	235	236
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (i)	233	246
EG Global Finance PLC
12.00%, 11/30/28 (i)	230	256
Expedia Group, Inc.
5.00%, 02/15/26	73	73

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Hasbro, Inc.
3.00%, 11/19/24 (m)	155	154
Hyundai Capital America
1.65%, 09/17/26 (i)	245	232
6.50%, 01/16/29 (i)	70	75
5.35%, 03/19/29 (i)	30	31
LCM Investments Holdings II, LLC
8.25%, 08/01/31 (i)	235	250
LGI Homes, Inc.
8.75%, 12/15/28 (i)	240	257
Life Time, Inc.
5.75%, 01/15/26 (i)	74	74
Marriott International, Inc.
4.65%, 12/01/28	305	308
Mercedes-Benz Finance North America LLC
4.80%, 03/30/26 (i)	170	171
Mohawk Industries, Inc.
5.85%, 09/18/28	160	168
NCL Corporation Ltd.
8.38%, 02/01/28 (i)	230	242
O'Reilly Automotive, Inc.
5.75%, 11/20/26	60	62
3.60%, 09/01/27	150	148
5.00%, 08/19/34	250	252
Six Flags Operations Inc.
7.25%, 05/15/31 (i)	435	450
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	425	421
TJX Companies, Inc., The
1.60%, 05/15/31	155	131
Victra Holdings LLC
8.75%, 09/15/29 (i)	215	226
Volkswagen Group of America, Inc.
6.45%, 11/16/30 (i)	400	429
White Cap Parent, LLC
8.25%, 03/15/26 (i) (n)	310	310
		6,897
Utilities 0.8%
Ameren Corporation
5.70%, 12/01/26	215	221
American Electric Power Company, Inc.
5.20%, 01/15/29	310	320
Cameron LNG, LLC
2.90%, 07/15/31 (i)	55	49
3.70%, 01/15/39 (i)	50	43
CMS Energy Corporation
3.00%, 05/15/26	100	98
DTE Energy Company
4.95%, 07/01/27	60	61
Duke Energy Corporation
4.85%, 01/05/27	320	324
Duke Energy Progress, LLC
3.70%, 10/15/46	100	81
Enel Finance International N.V.
2.13%, 07/12/28 (i) (l)	200	184
Eversource Energy
3.30%, 01/15/28	100	97
Exelon Corporation
5.15%, 03/15/29	70	73
FirstEnergy Transmission, LLC
4.35%, 01/15/25 (i)	250	249
5.00%, 01/15/35 (i)	95	97
Georgia Power Company
5.00%, 02/23/27	160	163
New York State Electric & Gas Corporation
5.30%, 08/15/34 (i)	120	123
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/25 (l)	155	157
NiSource Finance Corp.
3.95%, 03/30/48	150	123
NRG Energy, Inc.
10.25%, (100, 03/15/28) (i) (k)	234	264
Pacific Gas And Electric Company
2.10%, 08/01/27	135	127
Southern California Edison Company
5.15%, 06/01/29	335	348
Southern Company Gas Capital Corporation
4.95%, 09/15/34	265	268
Talen Energy Supply, LLC
8.63%, 06/01/30 (i)	225	245
The Southern Company
5.70%, 03/15/34	165	177
Vistra Corp.
8.00%, (100, 10/15/26) (i) (k)	442	462
		4,354
Industrials 0.7%
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (i)	245	255
American Airlines, Inc.
5.75%, 04/20/29 (i)	245	245
Bombardier Inc.
7.25%, 07/01/31 (i)	240	254
Canadian National Railway Company
5.85%, 11/01/33	215	237
Canadian Pacific Kansas City Limited
1.75%, 12/02/26	105	100
2.88%, 11/15/29	210	197
3.50%, 05/01/50	180	140
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (i)	230	233
Cummins Inc.
4.90%, 02/20/29	40	41
GATX Corporation
6.90%, 05/01/34	220	251
Ingersoll Rand Inc.
5.18%, 06/15/29	405	419
JetBlue Airways Corporation
9.88%, 09/20/31 (i)	235	248
Lockheed Martin Corporation
3.55%, 01/15/26	125	124
Miter Brands Acquisition Holdco, Inc.
6.75%, 04/01/32 (i)	105	109
Owens Corning
5.70%, 06/15/34	115	122
Republic Services, Inc.
3.38%, 11/15/27	100	98
TransDigm Inc.
6.75%, 08/15/28 (i)	240	247
Trivium Packaging Finance B.V.
8.50%, 08/15/27 (b) (i)	235	235
Uber Technologies, Inc.
5.35%, 09/15/54	60	59
Waste Connections, Inc.
2.20%, 01/15/32	145	124
Waste Management, Inc.
4.88%, 02/15/34 (b)	250	258
		3,996
Communication Services 0.7%
America Movil, S.A.B. De C.V.
2.88%, 05/07/30	250	230
AT&T Inc.
4.35%, 03/01/29	35	35
2.25%, 02/01/32	290	248
3.50%, 06/01/41	230	188
CCO Holdings, LLC
4.50%, 05/01/32	292	252
Charter Communications Operating, LLC
6.15%, 11/10/26	215	221
6.10%, 06/01/29	75	78
Comcast Corporation
2.65%, 02/01/30	70	65
3.90%, 03/01/38	200	181
Cox Communications, Inc.
5.45%, 09/01/34 (i)	100	101
2.95%, 10/01/50 (i)	295	185
DISH Network Corporation
11.75%, 11/15/27 (i)	222	233

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Level 3 Financing, Inc.
10.50%, 04/15/29 (i)	335	367
Midcontinent Communications
8.00%, 08/15/32 (i)	242	247
Omnicom Group Inc.
3.65%, 11/01/24	100	100
Outfront Media Capital Corporation
7.38%, 02/15/31 (i)	235	251
Rogers Communications Inc.
4.50%, 03/15/42	315	283
Telesat Canada
6.50%, 10/15/27 (i)	183	61
T-Mobile USA, Inc.
5.75%, 01/15/34	220	236
Verizon Communications Inc.
2.65%, 11/20/40	135	100
4.00%, 03/22/50	150	125
Vodafone Group Public Limited Company
4.88%, 06/19/49	215	198
		3,985
Consumer Staples 0.6%
Altria Group, Inc.
2.35%, 05/06/25	20	20
5.80%, 02/14/39	200	210
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	275	294
Avis Budget Car Rental, LLC
8.25%, 01/15/30 (b) (i)	245	251
B.A.T Capital Corporation
5.83%, 02/20/31	65	69
4.39%, 08/15/37	295	268
Coty Inc.
6.63%, 07/15/30 (i)	242	251
Kroger Co., The
5.00%, 09/15/34	70	70
Mondelez International, Inc.
4.75%, 02/20/29	365	373
Nestle Holdings, Inc.
4.85%, 03/14/33 (i)	250	259
RELX Capital Inc.
3.00%, 05/22/30	95	89
Ritchie Bros. Holdings Inc.
6.75%, 03/15/28 (i)	125	129
7.75%, 03/15/31 (i)	85	91
Sabre GLBL Inc.
11.25%, 12/15/27 (i)	370	384
Sigma Holdco B.V.
7.88%, 05/15/26 (i)	257	255
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (i)	145	126
Williams Scotsman, Inc.
7.38%, 10/01/31 (i)	352	372
		3,511
Information Technology 0.6%
Amphenol Corporation
4.75%, 03/30/26	25	25
5.05%, 04/05/29	105	108
2.20%, 09/15/31	90	78
Atlassian Corporation
5.25%, 05/15/29	70	72
Broadcom Inc.
5.05%, 07/12/29	400	412
Cadence Design Systems, Inc.
4.30%, 09/10/29	110	110
Cloud Software Group, Inc.
8.25%, 06/30/32 (i)	250	261
Foundry JV Holdco LLC
6.15%, 01/25/32 (i)	200	208
McAfee Corp.
7.38%, 02/15/30 (i)	250	244
Microchip Technology Incorporated
5.05%, 03/15/29	95	98
Microsoft Corporation
2.92%, 03/17/52	100	73
Motorola Solutions, Inc.
5.00%, 04/15/29	95	97
NCR Atleos Escrow Corporation
9.50%, 04/01/29 (i)	20	22
NXP B.V.
3.15%, 05/01/27	35	34
Open Text Corporation
6.90%, 12/01/27 (i)	240	253
Roper Technologies, Inc.
3.80%, 12/15/26	375	373
Salesforce, Inc.
2.70%, 07/15/41	350	265
VMware LLC
1.40%, 08/15/26	320	303
		3,036
Real Estate 0.5%
Brixmor Operating Partnership LP
3.90%, 03/15/27	275	271
Brookfield Properties Retail Holding LLC
4.50%, 04/01/27 (i)	227	221
CBRE Services, Inc.
5.50%, 04/01/29	65	68
Crown Castle Inc.
2.25%, 01/15/31	185	160
2.10%, 04/01/31	255	218
Essex Portfolio, L.P.
3.38%, 04/15/26	525	517
Healthpeak OP, LLC
2.13%, 12/01/28	85	78
Kimco Realty OP, LLC
3.30%, 02/01/25	150	149
ProLogis, L.P.
4.00%, 09/15/28	410	409
Public Storage Operating Company
1.95%, 11/09/28	125	115
Realty Income Corporation
2.20%, 06/15/28	75	70
Regency Centers, L.P.
3.60%, 02/01/27	100	98
Simon Property Group, L.P.
2.65%, 02/01/32	350	309
Ventas Realty, Limited Partnership
3.25%, 10/15/26	170	166
W.P. Carey Inc.
3.85%, 07/15/29 (b)	150	146
		2,995
Materials 0.3%
Air Products and Chemicals, Inc.
1.50%, 10/15/25	15	15
Celulosa Arauco y Constitucion S.A.
4.20%, 01/29/30 (i)	200	192
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (i)	305	282
ERO Copper Corp.
6.50%, 02/15/30 (b) (i)	255	254
First Quantum Minerals Ltd
6.88%, 10/15/27 (i)	245	242
Legacy Vulcan Corp.
4.50%, 06/15/47	100	90
LYB International Finance II B.V.
3.50%, 03/02/27	325	319
Nucor Corporation
3.95%, 05/01/28	233	232
		1,626
Total Corporate Bonds And Notes (cost $68,791)		67,868
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.5%
American Airlines, Inc. Class AA Pass Through Certificates, Series 2019-1
Series 2019-AA-1, REMIC, 3.15%, 02/15/32	295	271
Angel Oak Mortgage Trust 2020-2
Series 2021-A1-2, REMIC, 0.98%, 04/25/25 (h)	85	73
Angel Oak Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.91%, 02/25/25 (h)	85	74
Series 2021-A2-1, REMIC, 1.11%, 02/25/25 (h)	25	22

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Angel Oak Mortgage Trust 2023-3
Series 2023-A1-3, REMIC, 4.80%, 09/26/67 (l)	165	167
BANK5 2024-5YR8
Series 2024-A3-5YR8, REMIC, 5.88%, 07/17/29	215	227
Barclays Mortgage Loan Trust 2021-NQM1
Series 2021-A3-NQM1, REMIC, 2.19%, 09/25/51	88	80
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-A-CAR1, 6.38%, (SOFR 30-Day Average + 1.10%), 12/26/31 (h)	200	201
BBCMS Mortgage Trust 2024-5C27
Series 2024-A3-5C27, REMIC, 6.01%, 06/15/29	45	48
Benchmark 2023-V3 Mortgage Trust
Series 2023-A3-V3, REMIC, 6.36%, 07/17/28	272	288
Benchmark 2024-V8 Mortgage Trust
Series 2024-AM-V8, REMIC, 6.86%, 07/16/29 (h)	300	320
BIG Commercial Mortgage Trust 2022-BIG
Series 2022-A-BIG, REMIC, 6.44%, (1 Month Term SOFR + 1.34%), 02/15/39 (h)	355	350
BMO 2024-5C4 Mortgage Trust
Series 2024-A3-5C4, REMIC, 6.53%, 04/17/29	55	59
BMO 2024-5C5 Mortgage Trust
Series 2024-A3-5C5, REMIC, 5.86%, 08/17/29	360	377
BMO 2024-C9 Mortgage Trust
Series 2024-A5-C9, REMIC, 5.76%, 07/15/34	375	404
BRE Grand Islander Timeshare Issuer 2019-A LLC
Series 2019-A-A, 3.28%, 09/26/33	22	21
BWAY Commercial Mortgage Trust 2022-26BW
Series 2022-A-26BW, REMIC, 3.40%, 02/12/32	215	172
BX Trust 2021-LGCY
Series 2021-C-LGCY, 6.21%, (1 Month Term SOFR + 1.12%), 10/15/36 (h)	295	289
CarMax Auto Owner Trust 2021-1
Series 2021-D-1, 1.28%, 02/17/25	130	127
Carmax Auto Owner Trust 2023-3
Series 2023-A3-3, 5.28%, 01/15/27	95	96
Series 2023-B-3, 5.47%, 02/15/29	80	81
CarMax Auto Owner Trust 2024-1
Series 2024-B-1, 5.17%, 12/15/27	15	15
CarMax Auto Owner Trust 2024-3
Series 2024-A3-3, 4.89%, 07/16/29	45	46
Carvana Auto Receivables Trust 2021-P4
Series 2021-C-P4, 2.33%, 04/10/27	200	188
Carvana Auto Receivables Trust 2024-N1
Series 2024-A3-N1, 5.60%, 03/10/26	25	25
Series 2024-B-N1, 5.63%, 01/11/27	30	31
Carvana Auto Receivables Trust 2024-N3
Series 2024-B-N3, 4.67%, 12/10/30	390	390
CCG Receivables Trust 2024-1
Series 2024-A2-1, 4.99%, 12/14/27	155	156
CF 2019-CF1 Mortgage Trust
Series 2019-65A-CF1, REMIC, 4.41%, 05/17/52	155	105
Citigroup Commercial Mortgage Trust
Series 2013-C-375P, REMIC, 3.63%, 05/11/35 (h)	100	96
Clarus Capital Funding 2024-1 LLC
Series 2024-A2-1A, 4.71%, 05/20/27	100	100
COLT 2020-3 Mortgage Loan Trust
Series 2020-A1-3, REMIC, 1.51%, 04/27/65	8	7
COMM 2015-CCRE23 Mortgage Trust
Series 2015-AM-CR23, REMIC, 3.80%, 04/11/25	330	326
CyrusOne Data Centers Issuer I LLC
Series 2024-A2-2A, 4.50%, 05/20/29	333	324
Drive Auto Receivables Trust 2024-2
Series 2024-B-2, 4.52%, 03/15/27	205	205
Driven Brands Funding, LLC
Series 2020-A2-1A, 3.79%, 07/20/50	82	78
Elara HGV Timeshare Issuer 2023-A, LLC
Series 2023-B-A, 6.53%, 11/25/30	71	74
Ellington Financial Mortgage Trust 2019-2
Series 2019-A3-2, REMIC, 3.05%, 11/25/59 (h)	13	12
Ellington Financial Mortgage Trust 2020-2
Series 2020-A1-2, REMIC, 1.18%, 11/25/24 (h)	68	63
Ellington Financial Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.93%, 06/25/66 (h)	53	45
Elmwood CLO 20 Ltd
Series 2022-AR-7A, 6.79%, (3 Month Term SOFR + 1.50%), 01/21/37 (h)	250	252
Enterprise Fleet Financing 2023-2 LLC
Series 2023-A2-2, 5.56%, 10/20/26	255	258
Extended Stay America Trust 2021-ESH
Series 2021-B-ESH, REMIC, 6.59%, (1 Month Term SOFR + 1.49%), 07/15/38 (h)	116	116
Ford Credit Auto Owner Trust 2020-REV2
Series 2020-C-2, 1.74%, 10/15/25	170	164
Ford Credit Auto Owner Trust 2023-REV1
Series 2023-A-1, 4.85%, 02/15/28	285	290
GM Financial Automobile Leasing Trust 2023-1
Series 2023-C-1, 5.76%, 11/20/25	65	66
Grace Trust
Series 2020-C-GRCE, REMIC, 2.77%, 12/12/30 (h)	150	127
GS Mortgage-Backed Securities Trust 2020-INV1
Series 2020-A14-INV1, REMIC, 2.94%, 11/25/41 (h)	69	60
Invesco US CLO 2023-1 Ltd
Series 2023-AR-1A, 6.85%, (3 Month Term SOFR + 1.57%), 04/22/37 (h)	250	251
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-609M
Series 2020-A-609M, REMIC, 7.07%, (1 Month Term SOFR + 1.48%), 10/17/33 (h)	250	242
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-B-OPO, REMIC, 3.38%, 01/08/27 (h)	100	86
Jamestown CLO Ltd
Series 2020-A1R-15A, 6.72%, (3 Month Term SOFR + 1.37%), 07/15/35 (h)	250	250
JPMCC Commercial Mortgage Securities Trust 2016-JP2
Series 2016-AS-JP2, REMIC, 3.06%, 07/17/26	435	404
MARQ Trust 2024-HOU
Series 2024-A-HOU, REMIC, 6.91%, (1 Month Term SOFR + 1.59%), 06/15/26 (h)	100	99
Metlife Securitization Trust 2018-1
Series 2018-A-1A, REMIC, 3.75%, 09/25/29 (h)	103	100
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-B-MHC, REMIC, 6.31%, (1 Month Term SOFR + 1.22%), 04/15/26 (h)	302	301
MidOcean Credit CLO XI Ltd
Series 2022-A1R-11A, 7.01%, (3 Month Term SOFR + 1.73%), 10/18/33 (h)	250	251
Morgan Stanley Capital I Trust 2014-150E
Series 2014-A-150E, REMIC, 3.91%, 09/13/32	220	191
Morgan Stanley Residential Mortgage Loan Trust 2021-2
Series 2021-A9-2, REMIC, 2.50%, 01/25/43	69	58
MVW 2019-2 LLC
Series 2019-A-2A, REMIC, 2.22%, 10/20/38	18	17
Navient Private Education REFI Loan Trust 2019-C
Series 2019-A2-CA, 3.13%, 07/15/28	47	46
Nelnet Student Loan Trust 2020-1
Series 2020-A-1A, 5.71%, (1 Month Term SOFR + 0.85%), 03/26/68 (h)	40	39
Nelnet Student Loan Trust 2021-C
Series 2021-AFX-CA, 1.32%, 04/20/62	172	160
New Residential Mortgage Loan Trust 2022-INV1
Series 2022-A4-INV1, REMIC, 3.00%, 07/25/43 (h)	182	158
OBX 2019-EXP3 Trust
Series 2019-1A9-EXP3, REMIC, 3.50%, 09/25/59 (h)	15	13
Series 2019-2A2-EXP3, REMIC, 6.07%, (1 Month Term SOFR + 1.21%), 09/25/59 (h)	7	7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
OBX 2020-EXP1 Trust
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (h)	53	47
Series 2020-2A2-EXP1, REMIC, 5.92%, (1 Month Term SOFR + 1.06%), 01/26/60 (h)	12	12
Octane Receivables Trust 2023-1
Series 2023-A-1A, 5.87%, 05/21/29	36	36
Palmer Square CLO 2020-3, Ltd.
Series 2020-A1R2-3A, 6.77%, (3 Month Term SOFR + 1.65%), 11/17/36 (h)	320	323
Palmer Square CLO Ltd
Series 2021-A-2A, 6.71%, (3 Month Term SOFR + 1.41%), 07/17/34 (h)	255	256
Post Road Equipment Finance 2024-1 LLC
Series 2024-A2-1A, 5.59%, 08/15/26	100	101
Progress Residential 2024-SFR4 Trust
Series 2024-A-SFR4, REMIC, 3.10%, 07/19/29	100	94
Provident Funding Mortgage Loan Trust
Series 2019-B1-1, REMIC, 3.19%, 11/25/36 (h)	227	197
PSMC 2021-2 Trust
Series 2021-A3-2, REMIC, 2.50%, 04/25/27 (h)	177	160
Santander Bank, N.A.
Series 2022-B-C, 6.45%, 12/15/32	87	87
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	265	264
SBNA Auto Lease Trust 2024-A
Series 2024-A3-A, 5.39%, 03/20/26	25	25
Series 2024-A4-A, 5.24%, 07/20/26	25	25
SDR Commercial Mortgage Trust 2024-DSNY
Series 2024-A-DSNY, REMIC, 6.69%, (1 Month Term SOFR + 1.45%), 05/18/26 (h)	150	149
SEB Funding LLC
Series 2024-A2-1A, 7.39%, 04/30/29	190	197
Servicemaster Brands L.L.C.
Series 2021-A2I-1, 2.87%, 07/30/28	167	150
SMB Private Education Loan Trust 2016-B
Series 2016-A2B-B, 6.66%, (1 Month Term SOFR + 1.56%), 08/15/25 (h)	16	16
SMB Private Education Loan Trust 2020-A
Series 2020-A2A-A, 2.23%, 09/15/37	44	43
SMB Private Education Loan Trust 2021-A
Series 2021-APT1-A, 1.07%, 01/15/53	151	136
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (h)	80	78
Starwood Mortgage Residential Trust 2020-INV1
Series 2020-A1-INV1, REMIC, 1.03%, 11/25/55 (h)	25	24
Synchrony Card Issuance Trust
Series 2023-A-A1, 5.54%, 07/15/26	90	92
Towd Point Mortgage Trust 2017-4
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (h)	66	64
Towd Point Mortgage Trust 2024-1
Series 2024-A1-1, REMIC, 4.53%, 07/25/39 (h)	263	265
Towd Point Mortgage Trust 2024-3
Series 2024-A1B-3, REMIC, 5.13%, 04/25/38 (h)	96	96
U.S. Bank National Association
Series 2023-B-1, 6.79%, 08/25/32	158	161
Verdant Receivables 2023-1 LLC
Series 2023-A2-1A, 6.24%, 06/14/27	82	84
Verus Securitization Trust 2019-4
Series 2019-A1-4, REMIC, 3.64%, 10/25/59 (l)	125	125
Verus Securitization Trust 2020-1
Series 2020-A3-1, REMIC, 2.72%, 01/25/60 (h) (l)	44	43
Series 2020-M1-1, REMIC, 3.02%, 01/25/60 (h)	200	190
Verus Securitization Trust 2021-1
Series 2021-A1-1, REMIC, 0.82%, 01/25/66 (h)	40	36
Verus Securitization Trust 2023-INV1
Series 2023-A1-INV1, REMIC, 6.00%, 02/25/68 (h) (l)	99	100
Verus Securitization Trust 2024-INV1
Series 2024-A2-INV1, REMIC, 6.32%, 03/25/69 (h) (l)	166	169
Total Non-U.S. Government Agency Asset-Backed Securities (cost $14,228)		13,884
SENIOR FLOATING RATE INSTRUMENTS 0.4%
Consumer Discretionary 0.1%
Icon Parent Inc
Term Loan, 0.00%, (SOFR + 5.00%), 09/10/32 (h) (o)	170	170
Journey Personal Care Corp.
2021 Term Loan B, 9.62%, (1 Month Term SOFR + 4.25%), 12/31/24 (h)	271	270
Varsity Brands, Inc.
2024 Term Loan B, 8.82%, (SOFR + 3.75%), 07/30/31 (h)	250	248
		688
Information Technology 0.1%
Applied Systems, Inc.
2024 1st Lien Term Loan, 8.29%, (3 Month Term SOFR + 3.50%), 02/07/31 (h)	249	249
Cloud Software Group, Inc.
2024 Term Loan, 9.83%, (3 Month Term SOFR + 4.50%), 03/19/31 (h)	110	110
LSF9 Atlantis Holdings, LLC
2024 1st Lien Term Loan B, 0.00%, (SOFR + 5.25%), 09/10/29 (h) (o)	90	91
2024 1st Lien Term Loan B, 10.26%, (SOFR + 5.25%), 09/10/29 (h)	148	149
		599
Health Care 0.1%
Endo Luxembourg Finance Company I S.a r.l.
2024 Term Loan B, 9.78%, (3 Month Term SOFR + 4.50%), 04/02/31 (h)	115	115
Surgery Center Holdings, Inc.
2024 Term Loan B, 7.67%, (SOFR + 2.75%), 12/05/30 (h)	244	244
		359
Industrials 0.1%
Advisor Group, Inc.
2024 Term Loan, 9.25%, (1 Month Term SOFR + 4.00%), 08/16/28 (h)	117	116
Magnite Inc
2024 Term Loan B, 9.75%, (6 Month Term SOFR + 4.50%), 01/31/31 (h)	33	33
2024 Term Loan B, 9.75%, (3 Month Term SOFR + 4.50%), 01/31/31 (h)	207	208
		357
Utilities 0.0%
GIP III Stetson I, L.P
2023 Term Loan B, 8.75%, (SOFR + 3.50%), 10/05/28 (h)	238	238
Consumer Staples 0.0%
Naked Juice LLC
2nd Lien Term Loan, 11.43%, (SOFR + 6.00%), 01/25/30 (h)	159	97
Total Senior Floating Rate Instruments (cost $2,369)		2,338
PREFERRED STOCKS 0.4%
Health Care 0.3%
Roche Holding AG	5	1,443
Consumer Discretionary 0.1%
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	6	451
Financials 0.0%
Osaic Financial Services, Inc., 6.50%, 11/30/27 (a)	6	127
Total Preferred Stocks (cost $2,069)		2,021
INVESTMENT COMPANIES 0.0%
Sprott Asset Management LP	1	17
Total Investment Companies (cost $21)		17
SHORT TERM INVESTMENTS 2.6%
Investment Companies 1.5%
JNL Government Money Market Fund - Class I, 4.82% (p) (q)	1,809	1,809

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
T. Rowe Price Government Reserve Fund, 4.89% (p) (q)	6,128	6,128
		7,937
Securities Lending Collateral 1.1%
JNL Government Money Market Fund - Class SL, 4.92% (p) (q)	6,147	6,147
Total Short Term Investments (cost $14,084)		14,084
Total Investments 101.6% (cost $474,312)		557,839
Other Derivative Instruments (0.0)%		(26)
Other Assets and Liabilities, Net (1.6)%		(8,888)
Total Net Assets 100.0%		548,925

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2024.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(e) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2024, the total payable for investments purchased on a delayed delivery basis was $2,761.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) Treasury inflation indexed note, par amount is adjusted for inflation.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2024, the value and the percentage of net assets of these securities was $29,551 and 5.4% of the Fund.

(j) Convertible security.

(k) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(l) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(m) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(n) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(o) This senior floating rate interest will settle after September 30, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/T. Rowe Price Balanced Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	615	35,537	34,343	58	—	—	1,809	0.4
JNL Government Money Market Fund, 4.92% - Class SL	1,658	25,734	21,245	78	—	—	6,147	1.1
T. Rowe Price Government Reserve Fund, 4.89%	4,592	45,509	43,973	243	—	—	6,128	1.1
	6,865	106,780	99,561	379	—	—	14,084	2.6

JNL/T. Rowe Price Balanced Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	03/08/22	420	415	0.1
Amadeus IT Holding, S.A.	03/24/20	498	640	0.1
Bridgepoint Group PLC	07/21/21	294	360	0.1
Cellnex Telecom, S.A.	03/31/23	51	54	—
Covestro AG	01/07/21	342	429	0.1
Digital Core REIT Management Pte. Ltd.	02/09/24	19	19	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/T. Rowe Price Balanced Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Joint Stock Company Alrosa (Public Joint Stock Company)	06/07/24	65	—	—
Lundin Gold Inc.	08/08/23	44	77	—
NAC Kazatomprom JSC	12/09/22	53	60	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel	09/17/21	41	—	—
Public Joint Stock Company Polyus	09/14/23	27	—	—
Samsonite International S.A.	08/06/19	152	230	—
Siemens Healthineers AG	01/29/19	719	909	0.2
		2,725	3,193	0.6

JNL/T. Rowe Price Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	40	January 2025	8,347	(15)	(17)
United States 5 Year Note	59	January 2025	6,477	(18)	6
United States Ultra Bond	2	December 2024	267	(2)	(1)
				(35)	(12)
Short Contracts
United States 10 Year Ultra Bond	(17)	December 2024	(2,037)	9	26

JNL/T. Rowe Price Balanced Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.IG.42 (Q)	0.48	1.00	06/20/29	(1,000)	23	—	—

JNL/T. Rowe Price Balanced Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	SSB	10/02/24	HKD	203	26	—
USD/ZAR	SSB	10/03/24	ZAR	(43)	(2)	—
					24	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Balanced Fund
Assets - Securities
Common Stocks	264,541	95,388	—	359,929
Government And Agency Obligations	—	97,698	—	97,698
Corporate Bonds And Notes	—	67,868	—	67,868
Non-U.S. Government Agency Asset-Backed Securities	—	13,884	—	13,884
Senior Floating Rate Instruments	—	2,338	—	2,338
Preferred Stocks	127	1,894	—	2,021
Investment Companies	17	—	—	17
Short Term Investments	14,084	—	—	14,084
	278,769	279,070	—	557,839
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	32	—	—	32
Centrally Cleared Credit Default Swap Agreements	—	—	—	—
Open Forward Foreign Currency Contracts	—	—	—	—
	32	—	—	32
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(18)	—	—	(18)
	(18)	—	—	(18)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Capital Appreciation Fund
COMMON STOCKS 62.7%
Information Technology 20.8%
Advanced Micro Devices, Inc. (a)	933	153,053
Apple Inc. (b) (c)	1,119	260,719
Aurora Innovations Inc. - Class A (a)	31,213	184,781
Autodesk, Inc. (a)	411	113,173
Broadcom Inc.	326	56,314
Intuit Inc. (c)	264	163,781
Marvell Technology, Inc.	244	17,596
Microsoft Corporation (b) (c)	1,731	744,944
NVIDIA Corporation	3,759	456,481
NXP Semiconductors N.V.	383	91,848
PTC Inc. (a)	1,428	257,919
Roper Technologies, Inc. (b) (c)	493	274,238
Salesforce, Inc. (b)	812	222,143
Teledyne Technologies Incorporated (a) (c)	153	66,769
		3,063,759
Health Care 15.2%
Abbott Laboratories (c)	229	26,146
AbbVie Inc. (c)	706	139,458
argenx SE - ADR (a)	33	17,943
Avantor, Inc. (a)	3,960	102,453
Becton, Dickinson and Company (b)	1,336	322,112
Biogen Inc. (a)	237	46,022
Danaher Corporation (b) (c)	1,177	327,363
Eli Lilly and Company	115	101,617
GE HealthCare Technologies Inc. (b) (c)	450	42,250
Humana Inc.	215	68,080
McKesson Corporation (c)	401	198,163
Revvity, Inc.	2,603	332,479
Thermo Fisher Scientific Inc. (c)	250	154,641
UnitedHealth Group Incorporated (c)	608	355,722
		2,234,449
Industrials 5.9%
Fortive Corporation (b)	4,459	351,924
Ingersoll Rand Inc. (c)	1,046	102,654
Northrop Grumman Corporation (c)	74	38,866
RTX Corporation (c)	1,092	132,334
Veralto Corporation (b) (c)	1,085	121,321
Waste Connections, Inc. (c)	664	118,735
		865,834
Consumer Discretionary 5.2%
Amazon.com, Inc. (a) (b) (c)	2,310	430,389
Hilton Worldwide Holdings Inc. (c)	410	94,526
McDonald's Corporation (c)	156	47,534
Service Corporation International	1,280	101,042
Yum! Brands, Inc. (c)	700	97,741
		771,232
Utilities 4.5%
Ameren Corporation (c)	2,189	191,466
CenterPoint Energy, Inc.	6,758	198,824
CMS Energy Corporation	333	23,539
DTE Energy Company (c)	932	119,715
Exelon Corporation (c)	929	37,674
NiSource Inc.	2,864	99,237
		670,455
Financials 4.2%
Intercontinental Exchange, Inc. (c)	852	136,885
KKR & Co. Inc. - Class A (c)	253	33,037
Marsh & Mclennan Companies, Inc. (c)	306	68,205
MasterCard Incorporated - Class A (c)	352	173,626
Visa Inc. - Class A (c)	515	141,488
Willis Towers Watson Public Limited Company	240	70,648
		623,889
Communication Services 3.3%
Alphabet Inc. - Class A (b) (c)	1,637	271,537
Meta Platforms, Inc. - Class A (c)	370	211,540
		483,077
Materials 2.0%
Linde Public Limited Company (b) (c)	313	149,050
Martin Marietta Materials, Inc.	273	147,120
		296,170
Energy 1.6%
Canadian Natural Resources Limited	4,747	157,657
Chesapeake Energy Corporation	910	74,839
		232,496
Total Common Stocks (cost $7,434,477)		9,241,361
GOVERNMENT AND AGENCY OBLIGATIONS 10.9%
U.S. Treasury Note 10.9%
Treasury, United States Department of
3.63%, 08/31/29	800,325	802,826
4.50%, 11/15/33	123,295	130,211
4.00%, 02/15/34	422,849	430,183
4.38%, 05/15/34	160,069	167,648
3.88%, 08/15/34	77,803	78,337
Total Government And Agency Obligations (cost $1,586,263)		1,609,205
CORPORATE BONDS AND NOTES 10.9%
Financials 3.2%
Alliant Holdings Intermediate, LLC
4.25%, 10/15/27 (d)	3,540	3,390
6.75%, 10/15/27 - 04/15/28 (d)	50,696	51,136
5.88%, 11/01/29 (d)	5,161	4,951
7.00%, 01/15/31 (d)	38,515	39,588
AmWINS Group, Inc.
6.38%, 02/15/29 (d)	7,125	7,296
AssuredPartners, Inc.
7.50%, 02/15/32 (d)	3,827	3,938
BroadStreet Partners, Inc.
5.88%, 04/15/29 (d)	14,442	13,811
HUB International Limited
5.63%, 12/01/29 (d)	7,868	7,717
7.25%, 06/15/30 (d)	122,007	127,201
7.38%, 01/31/32 (d)	76,776	79,353
Intercontinental Exchange, Inc.
4.00%, 09/15/27	1,496	1,499
3.63%, 09/01/28	2,410	2,359
MSCI Inc.
4.00%, 11/15/29 (d)	15,726	15,231
3.63%, 09/01/30 - 11/01/31 (d)	32,682	30,417
3.88%, 02/15/31 (d)	14,138	13,372
3.25%, 08/15/33 (d)	12,662	11,142
Panther Escrow Issuer LLC
7.13%, 06/01/31 (d)	18,492	19,387
Ryan Specialty, LLC
4.38%, 02/01/30 (d)	3,073	2,962
U S I, Inc.
7.50%, 01/15/32 (d)	30,789	31,906
		466,656
Consumer Discretionary 2.8%
Clarios Global LP
6.25%, 05/15/26 (d)	6,037	6,038
8.50%, 05/15/27 (d)	18,995	19,081
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (d)	7,556	7,549
5.75%, 05/01/28 (d)	17,471	17,550
5.88%, 04/01/29 (d)	9,160	9,396
3.75%, 05/01/29 (d)	16,894	16,031
4.88%, 01/15/30	15,098	14,894
4.00%, 05/01/31 (d)	23,390	21,871
3.63%, 02/15/32 (d)	19,088	17,242
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	6,091	6,074
KFC Holding Co.
4.75%, 06/01/27 (d)	33,740	33,581
Life Time, Inc.
5.75%, 01/15/26 (d)	14,391	14,394
Magnum Management Corporation
5.38%, 04/15/27	24,148	24,060
6.50%, 10/01/28	12,855	13,020
5.25%, 07/15/29 (e)	18,174	17,859
Marriott International, Inc.
3.13%, 06/15/26	968	948

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (d)	11,843	11,991
Service Corporation International
4.63%, 12/15/27	1,245	1,227
3.38%, 08/15/30	5,988	5,423
5.75%, 10/15/32	7,722	7,772
Six Flags Operations Inc.
5.50%, 04/15/27 (d)	20,984	20,845
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (d)	5,566	5,576
SkyMiles IP Ltd.
4.75%, 10/20/28 (d)	13,529	13,496
Vail Resorts, Inc.
6.50%, 05/15/32 (d) (e)	7,644	7,989
Yum! Brands, Inc.
4.75%, 01/15/30 (d)	10,271	10,146
3.63%, 03/15/31	14,549	13,463
4.63%, 01/31/32	24,731	23,692
5.38%, 04/01/32	29,015	28,949
6.88%, 11/15/37	5,461	6,183
5.35%, 11/01/43	13,292	13,098
		409,438
Health Care 1.3%
Avantor, Inc.
4.63%, 07/15/28 (d)	33,187	32,448
3.88%, 11/01/29 (d)	23,012	21,776
Becton, Dickinson and Company
3.70%, 06/06/27	4,774	4,713
Biogen Inc.
5.20%, 09/15/45	5,773	5,627
3.15%, 05/01/50	21,131	14,607
3.25%, 02/15/51	995	701
Charles River Laboratories International, Inc.
4.25%, 05/01/28 (d)	9,426	9,160
3.75%, 03/15/29 (d)	11,086	10,432
4.00%, 03/15/31 (d)	9,565	8,822
GE HealthCare Technologies Inc.
5.65%, 11/15/27	3,465	3,604
Heartland Dental, LLC
10.50%, 04/30/28 (d)	11,438	12,250
Hologic, Inc.
3.25%, 02/15/29 (d)	5,964	5,559
Indigo Merger Sub Inc
2.88%, 07/15/26 (d)	3,883	3,754
IQVIA Inc.
5.00%, 05/15/27 (d)	10,348	10,284
5.70%, 05/15/28	16,869	17,547
6.50%, 05/15/30 (d)	6,498	6,782
Medline Borrower, LP
6.25%, 04/01/29 (d)	7,633	7,871
Revvity, Inc.
3.30%, 09/15/29	2,147	2,026
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (d) (e)	5,344	5,578
Teleflex Incorporated
4.63%, 11/15/27	9,039	8,911
4.25%, 06/01/28 (d)	1,520	1,472
		193,924
Industrials 1.3%
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31	2,168	1,911
GFL Environmental Inc.
4.00%, 08/01/28 (d)	6,338	6,093
4.75%, 06/15/29 (d)	13,781	13,434
4.38%, 08/15/29 (d)	4,891	4,684
6.75%, 01/15/31 (d)	3,842	4,031
Howmet Aerospace Inc.
5.90%, 02/01/27	8,180	8,480
3.00%, 01/15/29	7,892	7,470
Korn Ferry
4.63%, 12/15/27 (d)	7,012	6,862
Sensata Technologies B.V.
4.00%, 04/15/29 (d)	10,128	9,654
5.88%, 09/01/30 (d)	6,353	6,382
Sensata Technologies, Inc.
4.38%, 02/15/30 (d)	2,914	2,787
3.75%, 02/15/31 (d)	7,607	6,967
6.63%, 07/15/32 (d)	2,271	2,367
TransDigm Inc.
5.50%, 11/15/27	17,045	16,988
6.38%, 03/01/29 (d)	38,208	39,407
7.13%, 12/01/31 (d)	18,064	19,103
6.63%, 03/01/32 (d)	29,955	31,221
		187,841
Communication Services 1.0%
CCO Holdings, LLC
5.50%, 05/01/26 (d)	3,928	3,920
5.13%, 05/01/27 (d)	69,954	68,806
5.00%, 02/01/28 (d)	64,146	62,416
Lamar Media Corp.
3.75%, 02/15/28	7,806	7,502
4.88%, 01/15/29	1,249	1,234
3.63%, 01/15/31	1,290	1,179
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (d)	820	819
		145,876
Real Estate 0.7%
American Tower Corporation
1.50%, 01/31/28	1,363	1,242
3.80%, 08/15/29	6,771	6,591
2.90%, 01/15/30	4,716	4,366
2.10%, 06/15/30	4,605	4,057
1.88%, 10/15/30	5,903	5,085
Crown Castle Inc.
4.30%, 02/15/29	1,789	1,771
5.60%, 06/01/29	1,371	1,432
4.90%, 09/01/29	6,836	6,950
5.20%, 09/01/34	11,393	11,548
SBA Communications Corporation
3.88%, 02/15/27	21,585	21,030
3.13%, 02/01/29	25,163	23,277
VICI Properties Inc.
5.75%, 02/01/27 (d)	3,312	3,370
3.75%, 02/15/27 (d)	4,628	4,512
4.63%, 12/01/29 (d)	1,142	1,120
4.13%, 08/15/30 (d)	3,492	3,320
VICI Properties L.P.
5.13%, 05/15/32	3,046	3,064
5.75%, 04/01/34 (e)	8,398	8,805
		111,540
Information Technology 0.5%
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (d)	7,947	7,707
4.00%, 07/01/29 (d)	4,995	4,851
5.95%, 08/04/33	7,932	8,471
Broadcom Inc.
4.15%, 04/15/32 (d)	5,938	5,762
Clarivate Science Holdings Corporation
3.88%, 07/01/28 (d)	2,229	2,137
4.88%, 07/01/29 (d)	1,595	1,535
CrowdStrike Holdings, Inc.
3.00%, 02/15/29	1,455	1,344
Gartner, Inc.
4.50%, 07/01/28 (d)	7,595	7,507
3.63%, 06/15/29 (d)	9,929	9,487
3.75%, 10/01/30 (d)	5,036	4,726
Motorola Solutions, Inc.
2.30%, 11/15/30	1,523	1,344
2.75%, 05/24/31	1,066	954
PTC Inc.
4.00%, 02/15/28 (d)	5,840	5,668
UKG Inc.
6.88%, 02/01/31 (d)	7,408	7,658
VMware LLC
4.70%, 05/15/30 (f)	3,566	3,589
		72,740

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Materials 0.1%
Ball Corporation
6.00%, 06/15/29	13,116	13,572
Martin Marietta Materials, Inc.
2.40%, 07/15/31	1,523	1,330
		14,902
Total Corporate Bonds And Notes (cost $1,559,228)		1,602,917
SENIOR FLOATING RATE INSTRUMENTS 10.1%
Financials 4.4%
Alliant Holdings Intermediate, LLC
2024 Term Loan B6, 7.96%, (SOFR + 3.00%), 09/12/31 (g)	77,889	77,426
AmWINS Group, Inc.
2021 Term Loan B, 0.00%, (SOFR + 2.25%), 02/16/28 (g) (h)	4,629	4,619
2021 Term Loan B, 7.61%, (SOFR + 2.25%), 02/16/28 (g)	19,986	19,946
AssuredPartners, Inc.
2024 Incremental Term Loan B5, 0.00%, (SOFR + 3.50%), 02/15/27 (g) (h)	6,171	6,164
2024 Incremental Term Loan B5, 8.75%, (1 Month Term SOFR + 3.50%), 02/15/27 (g)	64,172	64,096
Broadstreet Partners, Inc.
2024 Term Loan B4, 8.50%, (3 Month Term SOFR + 3.25%), 05/10/31 (g)	54,519	54,280
HUB International Limited
2024 1st Lien Term Loan B, 8.26%, (3 Month Term SOFR + 3.00%), 06/19/30 (g)	185,281	184,985
Press Ganey Holdings, Inc.
2024 Term Loan B, 8.75%, (1 Month Term SOFR + 3.50%), 04/23/31 (g)	26,708	26,641
Trans Union, LLC
2019 Term Loan B5, 7.10%, (SOFR + 1.75%), 11/13/26 (g)	10,085	10,076
2024 Term Loan B7, 7.25%, (1 Month Term SOFR + 2.00%), 12/01/28 (g)	1,561	1,559
Truist Insurance Holdings LLC
1st Lien Term Loan, 8.58%, (3 Month Term SOFR + 3.25%), 03/21/31 (g)	34,551	34,464
2nd Lien Term Loan, 10.08%, (3 Month Term SOFR + 4.75%), 03/08/32 (g)	47,178	47,885
USI, Inc.
2024 Term Loan (2029), 8.09%, (3 Month Term SOFR + 2.75%), 11/22/29 (g)	47,932	47,773
2024 Term Loan (2030), 8.08%, (3 Month Term SOFR + 2.75%), 09/27/30 (g)	68,243	68,005
		647,919
Information Technology 2.5%
Applied Systems, Inc.
2024 1st Lien Term Loan, 8.29%, (3 Month Term SOFR + 3.50%), 02/07/31 (g)	117,341	117,356
2024 2nd Lien Term Loan, 10.58%, (3 Month Term SOFR + 5.25%), 02/07/32 (g)	16,048	16,510
Athenahealth Group, Inc.
2022 Term Loan B, 8.50%, (1 Month Term SOFR + 3.25%), 01/27/29 (g)	50,235	49,868
Epicor Software Corporation
2024 Term Loan, 0.00%, (SOFR + 3.25%), 05/23/31 (g) (h)	2,363	2,364
2024 Term Loan, 8.50%, (3 Month Term SOFR + 3.25%), 05/23/31 (g)	19,687	19,694
Informatica LLC
2024 Term Loan B, 7.50%, (3 Month Term SOFR + 2.25%), 10/30/28 (g)	4,406	4,399
Quartz Acquireco LLC
2024 Term Loan B, 8.08%, (3 Month Term SOFR + 2.75%), 11/18/28 (g)	6,979	6,966
Sophia, L.P.
2024 Term Loan B, 8.85%, (SOFR + 3.50%), 10/07/29 (g)	45,870	45,963
Storable, Inc
Term Loan B, 8.75%, (1 Month Term SOFR + 3.50%), 04/17/28 (g)	26,247	26,294
UKG Inc.
2024 Term Loan B, 8.55%, (3 Month Term SOFR + 3.25%), 01/30/31 (g)	77,625	77,625
		367,039
Consumer Discretionary 1.2%
Hilton Domestic Operating Company, Inc.
2023 Term Loan B4, 6.60%, (SOFR + 1.75%), 11/09/30 (g)	38,009	37,988
Icon Parent Inc
Term Loan, 0.00%, (SOFR + 3.00%), 09/11/31 (g) (h)	21,550	21,380
Term Loan, 0.00%, (SOFR + 5.00%), 09/10/32 (g) (h)	12,817	12,845
IRB Holding Corp
2024 Term Loan B, 8.10%, (1 Month Term SOFR + 2.75%), 12/15/27 (g)	56,306	56,222
Severin Acquisition, LLC
2018 Term Loan B, 8.25%, (3 Month Term SOFR + 3.00%), 06/15/25 (g)	5,352	5,352
Varsity Brands, Inc.
2024 Term Loan B, 8.82%, (SOFR + 3.75%), 07/30/31 (g)	38,452	38,172
		171,959
Health Care 0.9%
ADMI Corp.
2021 Incremental Term Loan B3, 9.11%, (SOFR + 3.75%), 12/23/27 (g)	28,675	28,015
2023 Term Loan B5, 11.00%, (1 Month Term SOFR + 5.75%), 12/23/27 (g)	3,378	3,375
2021 Term Loan B2, 8.74%, (SOFR + 3.38%), 12/31/27 (g)	13,434	13,044
Avantor Funding, Inc.
2024 Term Loan, 7.35%, (SOFR + 2.00%), 11/08/27 (g)	1,514	1,521
Heartland Dental, LLC
2024 Term Loan, 9.75%, (SOFR + 4.50%), 04/28/28 (g)	31,800	31,210
Loire Finco Luxembourg S.a.r.l.
USD Term Loan B, 0.00%, (1 Month Term SOFR + 3.50%), 01/24/27 (g) (h)	1,425	1,408
USD Term Loan B, 8.85%, (1 Month Term SOFR + 3.50%), 01/24/27 (g)	35,998	35,582
2021 USD Term Loan B2, 9.10%, (1 Month Term SOFR + 3.75%), 04/20/27 (g)	6,772	6,696
Medline Borrower, LP
2024 Term Loan B, 8.00%, (1 Month Term SOFR + 2.75%), 10/23/28 (g)	7,594	7,593
		128,444
Industrials 0.8%
Filtration Group Corporation
2023 EUR Term Loan, 7.84%, (1 Month EURIBOR + 4.25%), 03/31/25, EUR (g)	13,832	15,359
2021 Incremental Term Loan, 8.86%, (SOFR + 3.50%), 10/19/28 (g)	66,669	66,650
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 9.03%, (SOFR + 3.75%), 09/16/27 (g)	17,761	18,077
2020 Skymiles Term Loan B, 0.00%, (SOFR + 3.75%), 10/20/27 (g) (h)	1,943	1,977
TransDigm, Inc.
2024 Term Loan I, 8.08%, (3 Month Term SOFR + 2.75%), 08/24/28 (g)	1,981	1,980
2024 Term Loan K, 8.08%, (3 Month Term SOFR + 2.75%), 02/22/30 (g)	18,961	18,955
		122,998
Communication Services 0.3%
Charter Communications Operating, LLC
2019 Term Loan B2, 0.00%, (1 Month Term SOFR + 1.75%), 02/01/27 (g) (h)	6,127	6,119
2019 Term Loan B2, 7.08%, (SOFR + 1.75%), 02/01/27 (g)	12,975	12,960
SBA Senior Finance II LLC
2024 Term Loan B, 7.25%, (1 Month Term SOFR + 2.00%), 01/20/31 (g)	24,280	24,285
		43,364
Total Senior Floating Rate Instruments (cost $1,482,928)		1,481,723

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
PREFERRED STOCKS 0.1%
Utilities 0.1%
CMS Energy Corporation, 5.88%, 10/15/78	193	4,775
CMS Energy Corporation, 5.88%, 03/01/79	86	2,127
Total Preferred Stocks (cost $7,636)		6,902
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.0%
Domino's Pizza, Inc.
Series 2017-A23-1A, 4.12%, 07/26/27	2,060	2,024
Series 2019-A2-1A, 3.67%, 10/25/29 (d)	2,822	2,680
SBA Towers, LLC
Series 2022-C-1, 6.60%, 01/15/28	602	624
US Airways Class A Pass Through Certificates, Series 2012-2
Series 2012-A-2, 4.63%, 06/03/25	193	192
US Airways, Inc.
Series 2013-A-1, 3.95%, 11/15/25	102	101
Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,779)		5,621
INVESTMENT COMPANIES 0.0%
T Rowe Price Institutional Floating Rate Fund (i) (j)	170	1,608
Total Investment Companies (cost $1,703)		1,608
SHORT TERM INVESTMENTS 5.3%
Investment Companies 5.2%
JNL Government Money Market Fund - Class I, 4.82% (i) (k)	1,048	1,048
T. Rowe Price Government Reserve Fund, 4.89% (i) (k)	769,663	769,663
		770,711
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.92% (i) (k)	12,708	12,708
Total Short Term Investments (cost $783,419)		783,419
Total Investments 100.0% (cost $12,861,433)		14,732,756
Other Derivative Instruments (0.5)%		(73,710)
Other Assets and Liabilities, Net 0.5%		70,243
Total Net Assets 100.0%		14,729,289

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security is subject to a written call option.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2024, the value and the percentage of net assets of these securities was $1,192,755 and 8.1% of the Fund.

(e) All or a portion of the security was on loan as of September 30, 2024.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) This senior floating rate interest will settle after September 30, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(i) Investment in affiliate.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/T. Rowe Price Capital Appreciation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	—	646,138	645,090	324	—	—	1,048	—
JNL Government Money Market Fund, 4.92% - Class SL	3,725	637,920	628,937	1,053	—	—	12,708	0.1
T Rowe Price Institutional Floating Rate Fund	1,507	103	—	103	—	(2)	1,608	—
T. Rowe Price Government Reserve Fund, 4.89%	842,910	2,604,126	2,677,373	29,858	—	—	769,663	5.2
	848,142	3,888,287	3,951,400	31,338	—	(2)	785,027	5.3

JNL/T. Rowe Price Capital Appreciation Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Epicor Software Corporation - Term Loan	2,617	(2)

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Abbott Laboratories	GSC	Call	125.00	01/17/25	388	4,850	(63)
Abbott Laboratories	GSC	Call	120.00	01/17/25	388	4,656	(118)
AbbVie Inc.	CIT	Call	165.00	01/17/25	958	15,807	(3,279)
AbbVie Inc.	CIT	Call	175.00	01/17/25	1,218	21,315	(3,136)
AbbVie Inc.	CIT	Call	160.00	01/17/25	958	15,328	(3,722)
AbbVie Inc.	JPM	Call	170.00	01/17/25	891	15,147	(2,612)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
AbbVie Inc.	JPM	Call	165.00	01/17/25	891	14,702	(3,049)
Alphabet Inc.	WFI	Call	185.00	01/17/25	194	3,589	(75)
Alphabet Inc.	WFI	Call	180.00	01/17/25	832	14,976	(428)
Alphabet Inc.	WFI	Call	175.00	01/17/25	194	3,395	(135)
Amazon.com, Inc.	WFI	Call	200.00	01/17/25	620	12,400	(477)
Ameren Corporation	UBS	Call	90.00	12/20/24	465	4,185	(93)
Apple Inc.	JPM	Call	250.00	01/17/25	775	19,375	(434)
Apple Inc.	JPM	Call	215.00	01/17/25	916	19,694	(2,322)
Apple Inc.	JPM	Call	200.00	01/17/25	916	18,320	(3,471)
Danaher Corporation	UBS	Call	300.00	01/17/25	1,635	49,050	(1,030)
Danaher Corporation	UBS	Call	330.00	01/16/26	786	25,938	(1,214)
DTE Energy Company	BCL	Call	135.00	01/17/25	194	2,619	(52)
DTE Energy Company	BCL	Call	130.00	01/17/25	194	2,522	(93)
Exelon Corporation	CIT	Call	42.00	01/17/25	1,859	7,808	(195)
GE HealthCare Technologies Inc.	UBS	Call	90.00	01/17/25	916	8,244	(747)
GE HealthCare Technologies Inc.	UBS	Call	85.00	01/17/25	916	7,786	(1,059)
Hilton Worldwide Holdings Inc.	BCL	Call	230.00	01/17/25	382	8,786	(547)
Hilton Worldwide Holdings Inc.	BCL	Call	220.00	01/17/25	382	8,404	(794)
Ingersoll Rand Inc.	BOA	Call	105.00	12/20/24	611	6,416	(165)
Ingersoll Rand Inc.	BOA	Call	100.00	12/20/24	611	6,110	(293)
Intercontinental Exchange, Inc.	BOA	Call	145.00	01/17/25	1,247	18,082	(2,251)
Intercontinental Exchange, Inc.	BOA	Call	140.00	01/17/25	789	11,046	(1,787)
Intercontinental Exchange, Inc.	BOA	Call	165.00	01/17/25	620	10,230	(316)
Intercontinental Exchange, Inc.	BOA	Call	155.00	01/17/25	459	7,115	(512)
Intercontinental Exchange, Inc.	CIT	Call	125.00	01/17/25	451	5,638	(1,680)
Intercontinental Exchange, Inc.	CIT	Call	130.00	01/17/25	451	5,863	(1,445)
Intercontinental Exchange, Inc.	JPM	Call	125.00	01/17/25	616	7,700	(2,295)
Intercontinental Exchange, Inc.	JPM	Call	130.00	01/17/25	616	8,008	(1,974)
Intuit Inc.	BOA	Call	740.00	01/17/25	78	5,772	(37)
Intuit Inc.	BOA	Call	700.00	01/17/25	78	5,460	(90)
KKR & Co. Inc.	CIT	Call	130.00	01/17/25	620	8,060	(617)
KKR & Co. Inc.	CIT	Call	120.00	01/17/25	610	7,320	(985)
KKR & Co. Inc.	CIT	Call	115.00	01/17/25	610	7,015	(1,188)
KKR & Co. Inc.	CIT	Call	130.00	01/16/26	230	2,990	(489)
KKR & Co. Inc.	CIT	Call	120.00	01/16/26	230	2,760	(627)
KKR & Co. Inc.	CIT	Call	125.00	01/16/26	230	2,875	(552)
Linde Public Limited Company	JPM	Call	460.00	01/17/25	154	7,084	(486)
Linde Public Limited Company	JPM	Call	480.00	01/17/25	154	7,392	(295)
Linde Public Limited Company	WFI	Call	485.00	01/17/25	153	7,421	(253)
Linde Public Limited Company	WFI	Call	470.00	01/17/25	214	10,058	(526)
Linde Public Limited Company	WFI	Call	480.00	01/17/25	384	18,432	(736)
Linde Public Limited Company	WFI	Call	460.00	01/17/25	153	7,038	(483)
Linde Public Limited Company	WFI	Call	450.00	01/17/25	246	11,070	(946)
Linde Public Limited Company	WFI	Call	440.00	01/17/25	248	10,912	(1,136)
Linde Public Limited Company	WFI	Call	460.00	01/17/25	630	28,980	(1,987)
Linde Public Limited Company	WFI	Call	450.00	01/17/25	248	11,160	(954)
Marsh & Mclennan Companies, Inc.	GSC	Call	210.00	12/20/24	1,396	29,316	(2,471)
MasterCard Incorporated	JPM	Call	500.00	01/17/25	204	10,200	(419)
MasterCard Incorporated	JPM	Call	515.00	01/17/25	78	4,017	(102)
MasterCard Incorporated	JPM	Call	480.00	01/17/25	204	9,792	(640)
MasterCard Incorporated	JPM	Call	490.00	01/17/25	282	13,818	(734)
McDonald's Corporation	UBS	Call	330.00	01/17/25	520	17,160	(187)
McDonald's Corporation	UBS	Call	325.00	01/17/25	521	16,933	(261)
McDonald's Corporation	UBS	Call	320.00	01/17/25	520	16,640	(339)
McKesson Corporation	GSC	Call	680.00	01/17/25	52	3,536	(1)
McKesson Corporation	GSC	Call	640.00	01/17/25	51	3,264	(4)
McKesson Corporation	GSC	Call	600.00	01/17/25	245	14,700	(47)
McKesson Corporation	GSC	Call	620.00	01/17/25	245	15,190	(26)
McKesson Corporation	UBS	Call	620.00	01/17/25	610	37,820	(64)
Meta Platforms, Inc.	BOA	Call	590.00	01/17/25	155	9,145	(599)
Microsoft Corporation	WFI	Call	465.00	01/17/25	310	14,415	(319)
Northrop Grumman Corporation	BCL	Call	490.00	01/17/25	607	29,743	(3,202)
Roper Technologies, Inc.	CIT	Call	600.00	12/20/24	333	19,980	(169)
Roper Technologies, Inc.	CIT	Call	620.00	12/20/24	355	22,010	(120)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Roper Technologies, Inc.	CIT	Call	640.00	12/20/24	122	7,808	(34)
Roper Technologies, Inc.	CIT	Call	580.00	12/20/24	211	12,238	(234)
Roper Technologies, Inc.	JPM	Call	580.00	12/20/24	89	5,162	(99)
Roper Technologies, Inc.	JPM	Call	600.00	12/20/24	89	5,340	(45)
RTX Corporation	GSC	Call	125.00	01/17/25	388	4,850	(171)
RTX Corporation	GSC	Call	130.00	01/17/25	388	5,044	(102)
RTX Corporation	GSC	Call	115.00	01/17/25	611	7,027	(619)
RTX Corporation	GSC	Call	120.00	01/17/25	611	7,332	(420)
Teledyne Technologies Incorporated	GSC	Call	440.00	12/20/24	39	1,716	(74)
Teledyne Technologies Incorporated	GSC	Call	460.00	12/20/24	39	1,794	(39)
Teledyne Technologies Incorporated	GSC	Call	450.00	12/24/24	13	585	(18)
Teledyne Technologies Incorporated	GSC	Call	430.00	12/24/24	13	559	(33)
Thermo Fisher Scientific Inc.	JPM	Call	670.00	01/17/25	155	10,385	(208)
Thermo Fisher Scientific Inc.	JPM	Call	650.00	01/17/25	233	15,145	(471)
UnitedHealth Group Incorporated	SSB	Call	600.00	01/17/25	521	31,260	(1,566)
UnitedHealth Group Incorporated	SSB	Call	580.00	01/17/25	519	30,102	(2,088)
Veralto Corporation	UBS	Call	120.00	01/17/25	194	2,328	(50)
Veralto Corporation	UBS	Call	115.00	01/17/25	622	7,153	(230)
Veralto Corporation	UBS	Call	110.00	01/17/25	428	4,708	(268)
Visa Inc.	GSC	Call	310.00	01/17/25	328	10,168	(68)
Visa Inc.	GSC	Call	315.00	01/17/25	328	10,332	(49)
Visa Inc.	GSC	Call	300.00	01/17/25	465	13,950	(179)
Visa Inc.	GSC	Call	305.00	01/17/25	328	10,004	(93)
Waste Connections, Inc.	CIT	Call	195.00	12/20/24	155	3,023	(22)
Waste Connections, Inc.	CIT	Call	200.00	12/20/24	155	3,100	(10)
Waste Connections, Inc.	CIT	Call	175.00	12/24/24	306	5,355	(294)
Waste Connections, Inc.	CIT	Call	180.00	12/24/24	306	5,508	(203)
Yum! Brands, Inc.	JPM	Call	145.00	01/17/25	765	11,093	(275)
Yum! Brands, Inc.	JPM	Call	150.00	01/17/25	965	14,475	(183)
Yum! Brands, Inc.	JPM	Call	150.00	01/17/25	765	11,475	(145)
Yum! Brands, Inc.	WFI	Call	140.00	01/17/25	679	9,506	(414)
Yum! Brands, Inc.	WFI	Call	150.00	01/17/25	659	9,885	(125)
Yum! Brands, Inc.	WFI	Call	145.00	01/17/25	659	9,556	(238)
Yum! Brands, Inc.	WFI	Call	145.00	01/17/25	1,252	18,154	(451)
Yum! Brands, Inc.	WFI	Call	150.00	01/17/25	1,252	18,780	(238)
							(73,710)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Capital Appreciation Fund
Assets - Securities
Common Stocks	9,241,361	—	—	9,241,361
Government And Agency Obligations	—	1,609,205	—	1,609,205
Corporate Bonds And Notes	—	1,602,917	—	1,602,917
Senior Floating Rate Instruments	—	1,481,723	—	1,481,723
Preferred Stocks	6,902	—	—	6,902
Non-U.S. Government Agency Asset-Backed Securities	—	5,621	—	5,621
Investment Companies	—	—	1,608	1,608
Short Term Investments	783,419	—	—	783,419
	10,031,682	4,699,466	1,608	14,732,756
Liabilities - Securities
Senior Floating Rate Instruments[1]	—	(2)	—	(2)
	—	(2)	—	(2)
Liabilities - Investments in Other Financial Instruments[2]
OTC Written Options	—	(73,710)	—	(73,710)
	—	(73,710)	—	(73,710)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation is reflected as an asset and net unrealized depreciation is reflected as a liability in the table. See Unfunded Commitments table following the Schedule of Investments.

2 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS 99.4%
Information Technology 49.1%
Adobe Inc. (a)	140	72,263
Advanced Micro Devices, Inc. (a)	439	72,024
Amphenol Corporation - Class A	198	12,901
Apple Inc.	6,111	1,423,858
AppLovin Corporation - Class A (a)	260	33,943
ASML Holding N.V. - ADR	116	96,729
Atlassian Corporation - Class A (a)	258	41,052
Autodesk, Inc. (a)	241	66,295
Dynatrace, Inc. (a)	966	51,662
HubSpot, Inc. (a)	102	54,327
Intuit Inc.	221	136,988
Microsoft Corporation	3,047	1,311,191
Monday.Com Ltd. (a)	20	5,490
MongoDB, Inc. - Class A (a)	44	11,855
NVIDIA Corporation	8,864	1,076,397
Roper Technologies, Inc.	163	90,872
Salesforce, Inc.	121	33,018
ServiceNow, Inc. (a)	204	182,390
Shopify Inc. - Class A (a)	1,543	123,647
Snowflake Inc. - Class A (a)	177	20,324
Synopsys, Inc. (a)	140	70,715
Teledyne Technologies Incorporated (a)	213	93,432
		5,081,373
Communication Services 14.6%
Alphabet Inc. - Class A	3,696	613,027
Alphabet Inc. - Class C	274	45,779
Meta Platforms, Inc. - Class A	1,001	572,996
Netflix, Inc. (a)	248	175,653
Pinterest, Inc. - Class A (a)	823	26,635
Spotify Technology S.A. (a)	194	71,671
		1,505,761
Consumer Discretionary 14.0%
Amazon.com, Inc. (a)	4,316	804,132
Booking Holdings Inc.	11	46,809
Chipotle Mexican Grill, Inc. (a)	1,983	114,249
Coupang, Inc. - Class A (a)	2,123	52,129
Duolingo, Inc. - Class A (a)	69	19,347
Ferrari N.V.	99	46,562
Floor & Decor Holdings, Inc. - Class A (a)	387	48,071
Lululemon Athletica Inc. (a)	118	31,992
Rivian Automotive, Inc. - Class A (a) (b)	798	8,955
Starbucks Corporation	828	80,761
Tesla Inc. (a)	763	199,717
		1,452,724
Health Care 10.9%
argenx SE - ADR (a)	159	86,153
Danaher Corporation	411	114,281
Eli Lilly and Company	432	382,715
IDEXX Laboratories, Inc. (a)	31	15,460
Intuitive Surgical, Inc. (a)	338	166,316
Legend Biotech Corp - ADR (a)	412	20,068
Natera, Inc. (a)	46	5,817
Stryker Corporation	118	42,746
The Cigna Group	197	68,092
Thermo Fisher Scientific Inc.	115	71,223
UnitedHealth Group Incorporated	271	158,238
		1,131,109
Financials 6.5%
Charles Schwab Corporation, The	1,235	80,036
Chubb Limited	149	43,122
Fiserv, Inc. (a)	416	74,708
MasterCard Incorporated - Class A	452	223,239
Visa Inc. - Class A	916	251,954
		673,059
Industrials 2.7%
Airbus SE	255	37,378
Old Dominion Freight Line, Inc.	378	75,042
Rockwell Automation, Inc.	168	44,984
Uber Technologies, Inc. (a)	1,624	122,078
		279,482
Consumer Staples 0.7%
Dollar General Corporation	596	50,383
PepsiCo, Inc.	111	18,944
		69,327
Materials 0.7%
Linde Public Limited Company	142	67,938
Real Estate 0.2%
Lineage, Inc.	283	22,164
Total Common Stocks (cost $5,645,075)		10,282,937
PREFERRED STOCKS 0.4%
Health Care 0.4%
Sartorius Aktiengesellschaft	140	39,403
Total Preferred Stocks (cost $51,473)		39,403
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.82% (c) (d)	4,492	4,492
T. Rowe Price Government Reserve Fund, 4.89% (c) (d)	24,113	24,113
		28,605
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.92% (c) (d)	4	4
Total Short Term Investments (cost $28,609)		28,609
Total Investments 100.0% (cost $5,725,157)		10,350,949
Other Assets and Liabilities, Net (0.0)%		(3,516)
Total Net Assets 100.0%		10,347,433

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/T. Rowe Price Established Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	—	152,735	148,243	137	—	—	4,492	0.1
JNL Government Money Market Fund, 4.92% - Class SL	—	53,103	53,099	97	—	—	4	—
T. Rowe Price Government Reserve Fund, 4.89%	42,064	958,034	975,985	935	—	—	24,113	0.2
	42,064	1,163,872	1,177,327	1,169	—	—	28,609	0.3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Established Growth Fund
Assets - Securities
Common Stocks	10,245,559	37,378	—	10,282,937
Preferred Stocks	—	39,403	—	39,403
Short Term Investments	28,609	—	—	28,609
	10,274,168	76,781	—	10,350,949

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS 96.1%
Health Care 22.8%
Acadia Healthcare Company, Inc. (a)	506	32,092
Agilent Technologies, Inc.	697	103,476
Alcon AG	542	54,238
Align Technology, Inc. (a)	170	43,184
Alnylam Pharmaceuticals, Inc. (a)	263	72,336
Apellis Pharmaceuticals, Inc. (a)	208	6,006
argenx SE - ADR (a)	44	23,580
Ascendis Pharma A/S - ADR (a)	128	19,122
Avantor, Inc. (a)	3,453	89,321
Biogen Inc. (a)	223	43,284
Bruker Corporation	783	54,102
CRISPR Therapeutics AG (a) (b)	167	7,863
Cytokinetics, Incorporated (a)	356	18,813
Enovis Corporation (a)	559	24,074
Exact Sciences Corporation (a)	287	19,564
Hologic, Inc. (a)	1,811	147,565
Insmed Incorporated (a)	46	3,333
Ionis Pharmaceuticals, Inc. (a)	923	36,957
Mettler-Toledo International Inc. (a)	23	33,743
Molina Healthcare, Inc. (a)	135	46,447
Penumbra, Inc. (a)	6	1,094
Quidelortho Corporation (a)	572	26,065
Sarepta Therapeutics, Inc. (a)	160	19,938
Teleflex Incorporated	500	123,759
The Cooper Companies, Inc. (a)	585	64,538
Vaxcyte, Inc. (a)	143	16,351
Veeva Systems Inc. - Class A (a)	422	88,460
West Pharmaceutical Services, Inc.	62	18,730
		1,238,035
Information Technology 17.2%
Amphenol Corporation - Class A	473	30,821
Atlassian Corporation - Class A (a)	159	25,314
CCC Intelligent Solutions Holdings Inc. (a)	4,334	47,895
Cognex Corporation	468	18,966
CrowdStrike Holdings, Inc. - Class A (a)	35	9,816
Fair Isaac Corporation (a)	31	59,472
Fortinet, Inc. (a)	566	43,893
Keysight Technologies, Inc. (a)	345	54,799
Lattice Semiconductor Corporation (a)	1,329	70,530
Littelfuse, Inc.	36	9,469
Marvell Technology, Inc.	2,141	154,438
Microchip Technology Incorporated	1,567	125,814
MongoDB, Inc. - Class A (a)	44	11,895
NXP Semiconductors N.V.	116	27,913
OneStream, Inc. - Class A (a)	196	6,646
PTC Inc. (a)	487	87,951
Pure Storage, Inc. - Class A (a)	540	27,120
Roper Technologies, Inc.	31	17,305
Tyler Technologies, Inc. (a)	129	75,008
Zoom Video Communications, Inc. - Class A (a)	434	30,267
		935,332
Industrials 15.6%
Broadridge Financial Solutions, Inc.	222	47,758
BWXT Government Group, Inc.	304	33,056
Equifax Inc.	240	70,615
ESAB Corporation	536	56,929
Ferguson Enterprises Inc.	143	28,296
Fortive Corporation	813	64,134
Howmet Aerospace Inc.	107	10,727
IDEX Corporation	146	31,274
Ingersoll Rand Inc.	865	84,948
ITT Inc.	45	6,653
J.B. Hunt Transport Services, Inc.	444	76,497
Paylocity Holding Corporation (a)	308	50,757
Quanta Services, Inc.	71	21,169
Southwest Airlines Co.	87	2,578
Textron Inc.	1,088	96,357
TransUnion	312	32,687
UL Solutions Inc. - Class A	155	7,625
United Rentals, Inc.	50	40,082
Veralto Corporation	268	30,012
Verisk Analytics, Inc.	118	31,700
Waste Connections, Inc.	124	22,174
		846,028
Consumer Discretionary 12.1%
Bath & Body Works, Inc.	848	27,079
Birkenstock Holding PLC (a)	332	16,360
Bright Horizons Family Solutions, Inc. (a)	200	27,970
Burlington Stores, Inc. (a)	193	50,942
DK Crown Holdings Inc. - Class A (a)	1,498	58,726
Domino's Pizza, Inc.	215	92,411
Five Below, Inc. (a)	295	26,054
Hilton Worldwide Holdings Inc.	322	74,313
Lululemon Athletica Inc. (a)	53	14,436
On Holding AG - Class A (a)	265	13,305
Planet Fitness, Inc. - Class A (a)	344	27,932
Ross Stores, Inc.	478	71,914
Tractor Supply Company	49	14,257
Ulta Beauty, Inc. (a)	111	43,016
Viking Holdings Ltd (a)	709	24,739
Yum! Brands, Inc.	510	71,276
		654,730
Financials 7.7%
Assurant, Inc.	345	68,527
AXIS Capital Holdings Limited	266	21,192
CBOE Global Markets, Inc.	222	45,461
Corpay Inc (a)	157	48,978
Intercontinental Exchange, Inc.	311	50,023
KKR & Co. Inc. - Class A	87	11,360
Markel Group Inc. (a)	13	21,019
MarketAxess Holdings Inc.	174	44,528
Raymond James Financial, Inc.	348	42,628
Toast, Inc. - Class A (a)	1,037	29,366
TPG Inc. - Class A	133	7,673
Tradeweb Markets Inc. - Class A	222	27,455
		418,210
Communication Services 6.0%
Liberty Media Corporation - Series C (a)	692	53,589
Match Group, Inc. (a)	867	32,824
Reddit, Inc. - Class A (a)	266	17,534
Roku Inc. - Class A (a)	175	13,051
Spotify Technology S.A. (a)	109	40,096
The New York Times Company - Class A	575	32,038
Trade Desk, Inc., The - Class A (a)	1,218	133,598
		322,730
Materials 5.6%
Avery Dennison Corporation	345	76,096
Ball Corporation	1,426	96,874
Martin Marietta Materials, Inc.	139	74,709
RPM International Inc.	208	25,156
Sealed Air Corporation	831	30,183
		303,018
Energy 4.4%
Cheniere Energy, Inc.	408	73,339
Chesapeake Energy Corporation	294	24,140
EQT Corporation	1,287	47,145
Range Resources Corporation	625	19,228
TechnipFMC PLC	2,149	56,381
Weatherford International Public Limited Company	232	19,684
		239,917
Consumer Staples 4.1%
Boston Beer Company, Inc., The - Class A (a)	36	10,264
Casey's General Stores, Inc.	134	50,157
Constellation Brands, Inc. - Class A	97	25,073
Dollar General Corporation	119	10,100
Dollar Tree, Inc. (a)	786	55,300
Maplebear Inc. (a)	350	14,239
McCormick & Company, Incorporated	258	21,250
Reynolds Consumer Products Inc.	699	21,730
Treehouse Foods, Inc. (a)	377	15,826
		223,939

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Real Estate 0.6%
CoStar Group, Inc. (a)	435	32,832
Total Common Stocks (cost $3,838,776)		5,214,771
SHORT TERM INVESTMENTS 4.0%
Investment Companies 4.0%
JNL Government Money Market Fund - Class I, 4.82% (c) (d)	3,944	3,944
T. Rowe Price Government Reserve Fund, 4.89% (c) (d)	210,574	210,574
Total Short Term Investments (cost $214,518)		214,518
Total Investments 100.1% (cost $4,053,294)		5,429,289
Other Assets and Liabilities, Net (0.1)%		(5,852)
Total Net Assets 100.0%		5,423,437

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/T. Rowe Price Mid-Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	—	80,356	76,412	152	—	—	3,944	0.1
JNL Government Money Market Fund, 4.92% - Class SL	—	113,790	113,790	146	—	—	—	—
T. Rowe Price Government Reserve Fund, 4.89%	153,904	493,238	436,568	7,431	—	—	210,574	3.9
	153,904	687,384	626,770	7,729	—	—	214,518	4.0

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Mid-Cap Growth Fund
Assets - Securities
Common Stocks	5,214,771	—	—	5,214,771
Short Term Investments	214,518	—	—	214,518
	5,429,289	—	—	5,429,289

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Short-Term Bond Fund
CORPORATE BONDS AND NOTES 43.6%
Financials 15.6%
AerCap Ireland Capital Designated Activity Company
1.65%, 10/29/24	1,011	1,008
6.10%, 01/15/27	545	564
6.45%, 04/15/27	2,574	2,696
AIG Global Funding
4.65%, 08/20/27 (a)	605	612
5.20%, 01/12/29 (a)	585	602
American Express Company
5.10%, 02/16/28	665	677
5.04%, 07/26/28	1,045	1,068
5.53%, 04/25/30	1,280	1,342
Athene Global Funding
5.68%, 02/23/26 (a)	1,715	1,740
4.86%, 08/27/26 (a)	1,290	1,298
5.35%, 07/09/27 (a)	1,260	1,287
Avolon Holdings Funding Limited
2.88%, 02/15/25 (a)	1,480	1,465
2.13%, 02/21/26 (a)	2,335	2,247
6.38%, 05/04/28 (a)	740	774
5.75%, 03/01/29 (a)	1,215	1,252
Banco Del Estado De Chile
2.70%, 01/09/25 (a)	1,180	1,172
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
5.38%, 04/17/25 (b)	3,500	3,502
Banco Santander, S.A.
3.50%, 03/24/25 (c)	2,600	2,583
5.55%, 03/14/28 (c)	1,000	1,021
Bank of America Corporation
3.38%, 04/02/26	1,860	1,845
5.08%, 01/20/27	1,650	1,663
1.73%, 07/22/27	1,290	1,232
Bank of Montreal
3.70%, 06/07/25 (c)	2,990	2,971
Bank of New York Mellon Corporation, The
4.41%, 07/24/26	1,810	1,807
4.95%, 04/26/27	1,865	1,884
Banque Federative du Credit Mutuel
1.00%, 02/04/25 (a)	2,280	2,256
4.94%, 01/26/26 (a) (c)	1,495	1,505
Barclays PLC
5.30%, 08/09/26 (c)	1,485	1,491
7.33%, 11/02/26 (c)	1,380	1,416
BPCE
4.50%, 03/15/25 (a)	2,485	2,477
Brighthouse Financial, Inc.
1.55%, 05/24/26 (a)	460	438
CaixaBank, S.A.
6.68%, 09/13/27 (a)	1,565	1,628
Capital One Financial Corporation
2.64%, 03/03/26	1,905	1,883
4.99%, 07/24/26	1,650	1,651
7.15%, 10/29/27	760	801
6.31%, 06/08/29	995	1,047
Charles Schwab Corporation, The
2.45%, 03/03/27	3,084	2,961
Citigroup Inc.
4.40%, 06/10/25	975	971
3.11%, 04/08/26	1,680	1,663
5.17%, 02/13/30	1,170	1,202
CNO Global Funding
1.65%, 01/06/25 (a)	2,505	2,488
1.75%, 10/07/26 (a)	2,065	1,953
Corebridge Financial, Inc.
3.50%, 04/04/25	1,350	1,340
Daimler Trucks Finance North America LLC
1.63%, 12/13/24 (a)	1,940	1,926
5.15%, 01/16/26 (a)	790	797
5.00%, 01/15/27 (a)	630	638
5.13%, 09/25/27 (a)	1,025	1,046
Danske Bank A/S
6.26%, 09/22/26 (a)	845	858
5.43%, 03/01/28 (a)	1,210	1,238
4.61%, 10/02/30 (a) (c)	1,115	1,114
Discover Financial Services
3.95%, 11/06/24	680	679
Equitable Financial Life Global Funding
1.10%, 11/12/24 (a)	1,695	1,690
1.70%, 11/12/26 (a)	1,255	1,190
Fifth Third Bancorp
4.90%, 09/06/30	465	471
Fifth Third Bank, National Association
5.85%, 10/27/25	3,410	3,411
First American Financial Corporation
4.60%, 11/15/24	1,415	1,415
Fiserv, Inc.
5.15%, 03/15/27	1,495	1,527
Ford Motor Credit Company LLC
5.13%, 06/16/25 - 11/05/26	3,040	3,043
5.80%, 03/05/27	1,485	1,506
General Motors Financial Company, Inc.
2.90%, 02/26/25	3,645	3,610
5.40%, 04/06/26 - 05/08/27	1,730	1,758
5.35%, 07/15/27	1,710	1,749
5.55%, 07/15/29	565	582
Goldman Sachs Group, Inc., The
3.50%, 04/01/25	2,045	2,033
4.48%, 08/23/28	1,225	1,231
HSBC Holdings PLC
1.65%, 04/18/26 (c)	3,265	3,204
5.60%, 05/17/28	1,585	1,631
JPMorgan Chase & Co.
2.08%, 04/22/26	3,200	3,150
4.08%, 04/26/26	1,585	1,577
6.17%, (SOFR + 0.89%), 04/22/27 (d)	1,265	1,272
5.04%, 01/23/28	1,170	1,190
4.98%, 07/22/28	1,175	1,198
LeasePlan Corporation N.V.
2.88%, 10/24/24 (a)	3,420	3,414
Lloyds Banking Group PLC
4.50%, 11/04/24 (c)	965	963
5.46%, 01/05/28 (c)	1,175	1,201
LPL Holdings, Inc.
5.70%, 05/20/27	1,708	1,744
6.75%, 11/17/28	600	644
Morgan Stanley
2.63%, 02/18/26	1,770	1,754
6.14%, 10/16/26	1,925	1,956
Morgan Stanley Bank, National Association
4.75%, 04/21/26 (b)	1,555	1,569
Nasdaq, Inc.
5.65%, 06/28/25 (e)	385	388
NatWest Markets PLC
3.48%, 03/22/25 (a)	995	987
Nordea Bank Abp
3.60%, 06/06/25 (a)	5,775	5,758
Northern Trust Corporation
3.95%, 10/30/25	1,085	1,079
Northwestern Mutual Global Funding
4.35%, 09/15/27 (a)	1,655	1,675
PayPal Holdings, Inc.
2.85%, 10/01/29	2,205	2,075
PT Bank Mandiri (Persero) Tbk.
5.50%, 04/04/26 (b)	1,710	1,728
QNB Finance Ltd
2.63%, 05/12/25 (b)	2,000	1,969
Reinsurance Group of America, Incorporated
3.95%, 09/15/26	1,264	1,257
S&P Global Inc.
2.45%, 03/01/27	3,630	3,500
Santander Holdings USA, Inc.
6.12%, 05/31/27	240	245
2.49%, 01/06/28	1,360	1,289

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Societe Generale
2.63%, 10/16/24 (a)	315	315
5.52%, 01/19/28 (a)	2,415	2,449
Standard Chartered PLC
1.82%, 11/23/25 (a)	885	880
4.30%, 02/19/27 (a)	788	781
5.69%, 05/14/28 (a)	1,180	1,211
State Street Corporation
4.86%, 01/26/26	930	929
5.10%, 05/18/26	1,260	1,263
The Huntington National Bank
5.70%, 11/18/25	855	855
The PNC Financial Services Group, Inc.
5.67%, 10/28/25	2,580	2,580
5.81%, 06/12/26	840	845
4.76%, 01/26/27	1,860	1,867
The Western Union Company
2.85%, 01/10/25 (e)	4,129	4,102
U.S. Bancorp
5.73%, 10/21/26	1,140	1,155
4.55%, 07/22/28	1,815	1,829
UBS Group AG
4.49%, 05/12/26 (a)	695	693
1.49%, 08/10/27 (a) (c)	905	854
6.33%, 12/22/27 (a)	2,970	3,088
Wells Fargo & Company
3.91%, 04/25/26	1,830	1,819
2.19%, 04/30/26	1,455	1,431
4.54%, 08/15/26	2,080	2,076
		180,434
Consumer Discretionary 4.6%
Advance Auto Parts, Inc.
5.90%, 03/09/26	1,485	1,501
Aptiv PLC
4.65%, 09/13/29	805	801
AutoZone, Inc.
6.25%, 11/01/28	1,170	1,253
BMW US Capital, LLC
4.60%, 08/13/27 (a)	2,875	2,906
Darden Restaurants, Inc.
4.35%, 10/15/27	1,620	1,620
Hasbro, Inc.
3.00%, 11/19/24 (e)	3,380	3,368
Hyundai Capital America
6.25%, 11/03/25 (a)	820	836
5.50%, 03/30/26 (a)	885	898
5.25%, 01/08/27 (a)	620	631
5.60%, 03/30/28 (a)	1,180	1,219
Hyundai Capital Services, Inc.
2.13%, 04/24/25 (a)	830	818
Lowe`s Companies, Inc.
3.35%, 04/01/27	680	668
1.70%, 09/15/28	315	287
Marriott International, Inc.
3.75%, 03/15/25	495	491
3.13%, 06/15/26	2,125	2,082
5.45%, 09/15/26	610	625
Mattel, Inc.
3.38%, 04/01/26 (a)	1,410	1,377
5.88%, 12/15/27 (a)	1,530	1,547
Mercedes-Benz Finance North America LLC
4.80%, 03/30/26 - 01/11/27 (a)	5,030	5,087
Mohawk Industries, Inc.
5.85%, 09/18/28	980	1,031
O'Reilly Automotive, Inc.
5.75%, 11/20/26	3,362	3,465
Ross Stores, Inc.
4.60%, 04/15/25	4,010	4,008
0.88%, 04/15/26	1,110	1,054
Starbucks Corporation
3.50%, 03/01/28	648	637
4.00%, 11/15/28	458	456
Tapestry, Inc.
7.05%, 11/27/25 (e)	250	255
7.00%, 11/27/26 (e)	300	311
V.F. Corporation
2.40%, 04/23/25	2,774	2,728
2.80%, 04/23/27	1,430	1,355
Volkswagen Group of America, Inc.
3.95%, 06/06/25 (a)	4,090	4,062
5.80%, 09/12/25 (a)	1,260	1,274
5.70%, 09/12/26 (a)	1,070	1,093
6.00%, 11/16/26 (a)	1,195	1,230
4.85%, 08/15/27 (a)	2,020	2,036
		53,010
Health Care 4.1%
AbbVie Inc.
2.95%, 11/21/26	3,640	3,563
Becton, Dickinson and Company
4.69%, 02/13/28	3,035	3,074
Cardinal Health, Inc.
3.50%, 11/15/24	2,000	1,998
Centene Corporation
4.63%, 12/15/29	1,180	1,155
CVS Health Corporation
5.00%, 02/20/26	2,095	2,109
2.88%, 06/01/26	855	834
3.00%, 08/15/26	890	869
1.30%, 08/21/27	3,190	2,931
HCA Inc.
5.38%, 02/01/25	1,170	1,170
5.88%, 02/15/26	1,230	1,243
3.13%, 03/15/27	2,280	2,215
5.63%, 09/01/28	1,840	1,909
Health Care Service Corporation, A Mutual Legal Reserve Company
1.50%, 06/01/25 (a)	2,935	2,868
5.20%, 06/15/29 (a)	875	902
Humana Inc.
1.35%, 02/03/27	675	631
5.75%, 03/01/28	810	845
Icon Investments Six Designated Activity Company
5.81%, 05/08/27	2,170	2,242
IQVIA Inc.
6.25%, 02/01/29	810	862
Mars, Incorporated
4.55%, 04/20/28 (a)	2,555	2,581
Mylan II B.V.
3.95%, 06/15/26	2,258	2,236
PeaceHealth
1.38%, 11/15/25	470	453
Perrigo Finance Unlimited Company
3.90%, 12/15/24	1,697	1,691
Solventum Corporation
5.45%, 02/25/27 (a)	2,925	2,984
Stryker Corporation
4.25%, 09/11/29	1,310	1,313
Viatris Inc.
2.30%, 06/22/27	1,353	1,274
Zoetis Inc.
3.00%, 09/12/27	3,089	2,989
		46,941
Energy 3.5%
6297782 LLC
4.91%, 09/01/27 (a)	1,080	1,087
ABP Finance B.V.
2.00%, 07/15/26 (a)	569	545
Canadian Natural Resources Limited
2.05%, 07/15/25	2,710	2,654
Columbia Pipelines Holding Company LLC
6.06%, 08/15/26 (a)	290	297
DCP Midstream Operating, LP
5.38%, 07/15/25	2,187	2,193
Diamondback Energy, Inc.
5.20%, 04/18/27	805	820
Enbridge Inc.
2.50%, 01/15/25 - 02/14/25	3,320	3,292
5.90%, 11/15/26	730	754

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
6.00%, 11/15/28	600	637
Energy Transfer LP
2.90%, 05/15/25	480	474
6.05%, 12/01/26	2,770	2,868
5.25%, 07/01/29	960	989
Equinor ASA
2.88%, 04/06/25	3,880	3,842
Gray Oak Pipeline, LLC
2.60%, 10/15/25 (a)	940	916
Occidental Petroleum Corporation
5.88%, 09/01/25	1,635	1,644
5.00%, 08/01/27	950	962
5.20%, 08/01/29	680	691
ONEOK, Inc.
5.55%, 11/01/26	1,325	1,355
4.25%, 09/24/27	2,280	2,281
Ovintiv Canada ULC
5.65%, 05/15/25	1,535	1,546
Pioneer Natural Resources Company
5.10%, 03/29/26	1,634	1,657
Sabine Pass Liquefaction, LLC
5.63%, 03/01/25	757	756
TransCanada PipeLines Limited
6.20%, 03/09/26	3,415	3,417
Williams Companies, Inc., The
5.40%, 03/02/26	3,205	3,247
4.80%, 11/15/29	980	994
		39,918
Utilities 3.3%
American Electric Power Company, Inc.
5.20%, 01/15/29	2,110	2,178
Appalachian Power Company
3.30%, 06/01/27	2,528	2,468
Constellation Energy Generation, LLC
5.60%, 03/01/28	1,185	1,236
DTE Energy Company
4.22%, 11/01/24 (f)	1,980	1,981
4.95%, 07/01/27	880	895
Enel Finance International N.V.
6.80%, 10/14/25 (a) (f)	400	410
1.63%, 07/12/26 (a) (f)	2,250	2,141
Engie
5.25%, 04/10/29 (a)	585	604
Exelon Corporation
5.15%, 03/15/29	625	648
FirstEnergy Corp.
3.90%, 07/15/27 (e) (f)	1,210	1,197
FirstEnergy Transmission, LLC
4.55%, 01/15/30 (a)	450	454
Georgia Power Company
5.00%, 02/23/27	545	557
Korea Electric Power Corp
5.38%, 04/06/26 (a)	2,400	2,439
Korea Hydro & Nuclear Power Co., Ltd
1.25%, 04/27/26 (a)	1,419	1,353
4.25%, 07/27/27 (a)	1,120	1,121
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25 (f)	965	969
4.45%, 06/20/25	2,520	2,517
5.75%, 09/01/25 (f)	310	313
1.88%, 01/15/27	2,270	2,154
NiSource Inc.
5.25%, 03/30/28	515	530
Pacific Gas And Electric Company
3.50%, 06/15/25	1,980	1,966
Sempra
3.30%, 04/01/25	1,505	1,492
5.40%, 08/01/26	1,090	1,111
Southern California Gas Company
2.95%, 04/15/27	1,625	1,581
Tenaga Nasional Berhad
7.50%, 11/01/25 (b)	2,800	2,880
The AES Corporation
3.30%, 07/15/25 (a)	1,365	1,343
The Southern Company
5.11%, 08/01/27 (f)	1,035	1,059
Vistra Operations Company LLC
5.13%, 05/13/25 (a)	723	723
		38,320
Communication Services 3.0%
AT&T Inc.
4.10%, 02/15/28	780	777
Charter Communications Operating, LLC
4.91%, 07/23/25	1,714	1,712
6.15%, 11/10/26	795	817
Cox Communications, Inc.
3.35%, 09/15/26 (a)	510	500
3.50%, 08/15/27 (a)	860	839
KT Corporation
4.00%, 08/08/25 (a)	3,095	3,078
4.13%, 02/02/28 (a)	350	348
NBN Co Limited
1.45%, 05/05/26 (a)	3,665	3,508
NTT Finance Corporation
4.24%, 07/25/25 (a)	755	754
PCCW-HKT Capital No. 2 Limited
3.63%, 04/02/25 (b)	4,100	4,079
Rogers Communications Inc.
2.95%, 03/15/25	3,135	3,106
3.20%, 03/15/27	2,250	2,191
5.00%, 02/15/29	1,770	1,804
Take-Two Interactive Software, Inc.
3.55%, 04/14/25	1,110	1,101
5.00%, 03/28/26	1,910	1,929
T-Mobile USA, Inc.
3.50%, 04/15/25	1,905	1,891
2.63%, 04/15/26	955	931
Verizon Communications Inc.
1.45%, 03/20/26	2,475	2,375
2.63%, 08/15/26	2,730	2,653
		34,393
Consumer Staples 2.9%
Altria Group, Inc.
2.63%, 09/16/26	1,251	1,212
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	1,775	1,706
4.45%, 03/16/28	3,255	3,257
Coca-Cola Europacific Partners PLC
1.50%, 01/15/27 (a)	290	272
CSL Finance PLC
3.85%, 04/27/27 (a)	730	723
Dollar General Corporation
3.88%, 04/15/27 (g)	547	540
4.63%, 11/01/27	910	914
4.13%, 05/01/28	1,874	1,849
5.20%, 07/05/28	1,088	1,111
ERAC USA Finance LLC
4.60%, 05/01/28 (a)	2,440	2,466
5.00%, 02/15/29 (a)	875	902
Heineken N.V.
3.50%, 01/29/28 (a)	5,862	5,758
HPHT Finance (19) Limited
2.88%, 11/05/24 (b)	2,957	2,951
Kroger Co., The
2.65%, 10/15/26	1,187	1,150
3.70%, 08/01/27	293	290
4.60%, 08/15/27	536	540
Mondelez International Holdings Netherlands B.V.
4.25%, 09/15/25 (a)	1,525	1,520
Mondelez International, Inc.
2.63%, 03/17/27	1,325	1,280
Pernod Ricard
3.25%, 06/08/26 (a)	2,195	2,162
Viterra Finance B.V.
2.00%, 04/21/26 (a)	375	360
4.90%, 04/21/27 (a)	2,015	2,033
		32,996

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Industrials 2.3%
BAE Systems PLC
5.00%, 03/26/27 (a)	1,380	1,401
Boeing Company, The
6.26%, 05/01/27 (a) (e)	1,415	1,461
Canadian Pacific Kansas City Limited
1.35%, 12/02/24	2,420	2,404
1.75%, 12/02/26	1,065	1,013
Carrier Global Corporation
2.24%, 02/15/25	483	478
Element Fleet Management Corp.
5.64%, 03/13/27 (a)	1,090	1,118
FedEx Corporation
3.25%, 04/01/26	1,808	1,782
Fortive Corporation
3.15%, 06/15/26	1,298	1,273
GATX Corporation
3.25%, 03/30/25 - 09/15/26	2,725	2,692
5.40%, 03/15/27	774	791
3.85%, 03/30/27	508	501
Otis Worldwide Corporation
2.06%, 04/05/25	1,660	1,637
Owens Corning
3.40%, 08/15/26	748	736
5.50%, 06/15/27	1,035	1,068
Penske Truck Leasing Co., L.P.
5.75%, 05/24/26 (a)	3,035	3,091
5.35%, 01/12/27 (a)	605	617
Regal Rexnord Corporation
6.05%, 02/15/26 (e)	1,395	1,417
Republic Services, Inc.
0.88%, 11/15/25	863	830
Uber Technologies, Inc.
4.50%, 08/15/29 (a)	2,690	2,664
		26,974
Information Technology 1.5%
Amphenol Corporation
2.05%, 03/01/25	1,395	1,383
5.05%, 04/05/27	625	639
Atlassian Corporation
5.25%, 05/15/29	645	668
Cadence Design Systems, Inc.
4.20%, 09/10/27	830	833
CDW Finance Corporation
5.10%, 03/01/30	475	483
Fortinet, Inc.
1.00%, 03/15/26	1,445	1,379
Foundry JV Holdco LLC
5.90%, 01/25/30 (a)	505	523
Hewlett Packard Enterprise Company
4.45%, 09/25/26	1,885	1,889
Intel Corporation
3.75%, 08/05/27	950	931
4.88%, 02/10/28	324	327
4.00%, 08/05/29	1,045	1,021
Micron Technology, Inc.
4.98%, 02/06/26	295	297
4.19%, 02/15/27	295	294
5.38%, 04/15/28	1,900	1,958
NXP B.V.
2.70%, 05/01/25	1,600	1,584
3.88%, 06/18/26	1,175	1,166
3.15%, 05/01/27	130	126
4.40%, 06/01/27	295	296
Qorvo, Inc.
1.75%, 12/15/24	920	912
Workday, Inc.
3.50%, 04/01/27	975	960
		17,669
Materials 1.5%
Amcor Flexibles North America, Inc.
4.00%, 05/17/25	1,230	1,222
Celanese US Holdings LLC
6.05%, 03/15/25 (e)	1,189	1,192
LG Chem, Ltd.
3.25%, 10/15/24 (b)	3,400	3,397
LYB International Finance III, LLC
1.25%, 10/01/25	1,417	1,369
MEGlobal Canada ULC
5.00%, 05/18/25 (b)	2,500	2,493
Newmont Corporation
5.30%, 03/15/26	740	750
Nutrien Ltd.
4.90%, 03/27/28	980	999
POSCO Holdings Inc.
4.38%, 08/04/25 (b)	900	896
5.63%, 01/17/26 (a)	1,315	1,331
Steel Dynamics, Inc.
2.80%, 12/15/24	2,121	2,106
The Sherwin-Williams Company
4.55%, 03/01/28	1,305	1,322
		17,077
Real Estate 1.3%
American Tower Corporation
2.40%, 03/15/25	1,175	1,160
1.60%, 04/15/26	2,927	2,806
3.55%, 07/15/27	1,188	1,163
Crown Castle Inc.
1.05%, 07/15/26	2,800	2,642
2.90%, 03/15/27	2,205	2,132
5.00%, 01/11/28	850	865
5.60%, 06/01/29	930	972
Kilroy Realty, L.P.
3.45%, 12/15/24	1,250	1,243
4.38%, 10/01/25	1,505	1,497
Realty Income Corporation
5.05%, 01/13/26	645	646
		15,126
Total Corporate Bonds And Notes (cost $501,207)		502,858
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 27.6%
ALEN 2021-ACEN Mortgage Trust
Series 2021-A-ACEN, REMIC, 6.36%, (1 Month Term SOFR + 1.26%), 04/15/26 (d)	685	620
Allegro CLO IX Ltd
Series 2018-B1R-3A, 7.13%, (3 Month Term SOFR + 1.85%), 10/16/31 (d)	3,835	3,838
Ally Auto Receivables Trust 2023-A
Series 2023-B-A, 6.01%, 12/15/25	281	281
Series 2023-C-A, 6.01%, 12/15/26	519	523
Ally Bank
Series 2024-B-A, 5.83%, 02/15/28	218	221
Series 2024-C-A, 6.02%, 02/15/28	244	247
American Airlines, Inc.
Series 2017-B-2B, 3.70%, 10/15/25	804	783
AmeriCredit Automobile Receivables Trust 2021-1
Series 2021-D-1, 1.21%, 12/18/26	1,215	1,178
AmeriCredit Automobile Receivables Trust 2022-1
Series 2022-D-1, 3.23%, 02/18/28	1,465	1,413
Americredit Automobile Receivables Trust 2023-1
Series 2023-C-1, 5.80%, 12/18/28	1,195	1,234
Amur Equipment Finance Receivables X LLC
Series 2022-C-1A, 2.37%, 04/20/28	550	536
Series 2022-E-1A, 5.02%, 12/20/28	770	767
Amur Equipment Finance Receivables XIII LLC
Series 2024-A2-1A, 5.38%, 07/20/27	517	523
Series 2024-C-1A, 5.55%, 01/20/28	390	400
Angel Oak Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.91%, 02/25/25 (d)	1,092	946
Apidos CLO XVIII
Series 2018-AR-18A, 6.43%, (3 Month Term SOFR + 1.15%), 10/22/30 (d)	1,890	1,891
Apidos Clo Xxv
Series 2016-A1R2-25A, 6.43%, (3 Month Term SOFR + 1.15%), 10/20/31 (d)	2,376	2,376
Applebee's Funding LLC
Series 2019-A2II-1A, 4.72%, 06/05/26	1,421	1,391
ARI Fleet Lease Trust 2024-B
Series 2024-A2-B, 5.54%, 02/16/27	1,380	1,397

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Auxilior Term Funding 2023-1, LLC
Series 2023-A2-1A, 6.18%, 12/16/30	1,918	1,936
Auxilior Term Funding 2024-1, LLC
Series 2024-A3-1A, 5.49%, 07/15/31	715	732
Avis Budget Rental Car Funding (AESOP) LLC
Series 2022-C-5A, 9.27%, 04/20/26	525	529
Series 2023-C-2A, 8.55%, 10/20/26	370	373
Bank 2024-BNK47
Series 2024-A1-BNK47, REMIC, 5.52%, 05/17/29	285	291
BANK5 2024-5YR8
Series 2024-AS-5YR8, REMIC, 6.38%, 07/17/29 (d)	1,090	1,147
Bank5 2024-5YR9
Series 2024-A1-5YR9, REMIC, 4.89%, 06/15/29	1,365	1,375
Barings CLO Ltd 2018-IV
Series 2018-BR-4A, 6.84%, (3 Month Term SOFR + 1.54%), 10/15/30 (d)	2,340	2,342
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-A-CAR1, 6.38%, (SOFR 30-Day Average + 1.10%), 12/26/31 (d)	645	647
BBCMS Mortgage Trust 2024-5C27
Series 2024-A1-5C27, REMIC, 5.50%, 10/17/28	384	391
BCP Trust 2021-330N
Series 2021-A-330N, REMIC, 6.01%, (1 Month Term SOFR + 0.91%), 06/15/38 (d)	1,250	1,170
Benchmark 2024-V8 Mortgage Trust
Series 2024-A1-V8, REMIC, 5.51%, 04/16/29 (d)	701	713
Benchmark 2024-V9 Mortgage Trust
Series 2024-AS-V9, REMIC, 6.06%, 08/17/29	1,495	1,555
BINOM Securitization Trust 2021-INV1
Series 2021-A2-INV1, REMIC, 2.37%, 06/25/56 (d)	601	532
Series 2021-A3-INV1, REMIC, 2.63%, 06/25/56 (d)	617	565
BlueMountain CLO 2016-3 Ltd
Series 2016-A1R2-3A, 6.06%, (3 Month Term SOFR + 0.94%), 11/15/30 (d)	2,623	2,624
BMO 2024-5C5 Mortgage Trust
Series 2024-AS-5C5, REMIC, 6.36%, 08/17/29 (d)	1,545	1,622
BPR Trust 2021-TY
Series 2021-B-TY, REMIC, 6.36%, (1 Month Term SOFR + 1.26%), 09/15/38 (d)	1,855	1,827
Bravo Residential Funding Trust 2021-NQM3
Series 2021-A1-NQM3, REMIC, 1.70%, 04/25/60 (d)	854	803
BRE Grand Islander Timeshare Issuer 2019-A LLC
Series 2019-A-A, 3.28%, 09/26/33	570	558
BSREP Commercial Mortgage Trust 2021-DC
Series 2021-D-DC, REMIC, 7.11%, (1 Month Term SOFR + 2.01%), 08/16/38 (d)	777	581
BX Commercial Mortgage Trust 2024-MDHS
Series 2024-A-MDHS, REMIC, 6.99%, (1 Month Term SOFR + 1.70%), 05/15/29 (d)	1,466	1,467
Series 2024-B-MDHS, REMIC, 7.19%, (1 Month Term SOFR + 1.90%), 05/15/29 (d)	1,433	1,433
CarMax Auto Owner Trust 2020-4
Series 2020-D-4, 1.75%, 04/15/27	1,335	1,325
CarMax Auto Owner Trust 2023-2
Series 2023-C-2, 5.57%, 11/15/28	2,330	2,380
Series 2023-D-2, 6.55%, 10/15/29	1,570	1,619
Carmax Auto Owner Trust 2023-3
Series 2023-B-3, 5.47%, 02/15/29	465	473
Series 2023-C-3, 5.61%, 02/15/29	1,505	1,533
Series 2023-D-3, 6.44%, 12/16/30	820	849
CarMax Auto Owner Trust 2024-1
Series 2024-A4-1, 4.94%, 12/15/27	470	478
Series 2024-C-1, 5.47%, 12/15/27	905	925
Carmax Auto Owner Trust 2024-2
Series 2024-D-2, 6.42%, 10/15/30	100	104
CarMax Auto Owner Trust 2024-3
Series 2024-A4-3, 4.85%, 01/15/30	290	294
Series 2024-D-3, 5.67%, 01/15/31	375	378
CarMax Select Receivables Trust 2024-A
Series 2024-B-A, 5.35%, 08/16/27	405	416
Series 2024-C-A, 5.62%, 03/15/28	1,700	1,750
Carvana Auto Receivables Trust 2022-N1
Series 2022-C-N1, 3.32%, 02/10/27	83	81
Carvana Auto Receivables Trust 2024-N2
Series 2024-B-N2, 5.67%, 03/10/27	1,215	1,245
Cedar Funding Ltd
Series 2021-A-14A, 6.66%, (3 Month Term SOFR + 1.36%), 07/15/33 (d)	3,070	3,073
CIM Trust 2020-INV1
Series 2020-A2-INV1, REMIC, 2.50%, 09/25/41	1,149	977
CIM Trust 2022-R3
Series 2022-A1-R3, REMIC, 4.50%, 03/25/62	3,179	3,138
Citigroup Mortgage Loan Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 11/25/38	1,115	952
CNH Equipment Trust 2024-A
Series 2024-A3-B, 5.19%, 04/17/28	735	753
Series 2024-A4-B, 5.23%, 06/15/28	655	678
COLT 2020-3 Mortgage Loan Trust
Series 2020-A1-3, REMIC, 1.51%, 04/27/65	80	77
COLT Funding LLC
Series 2021-A2-1, REMIC, 1.17%, 06/25/66 (d)	943	810
COMM 2014-CCRE15 Mortgage Trust
Series 2014-B-CR15, REMIC, 4.05%, 02/12/47 (d)	1,017	968
COMM 2014-CCRE19 Mortgage Trust
Series 2014-D-CR19, REMIC, 4.72%, 08/12/47 (d)	384	364
COMM 2017-PANW Mortgage Trust
Series 2017-A-PANW, REMIC, 3.24%, 10/11/24	100	98
Series 2017-D-PANW, REMIC, 4.34%, 10/11/24 (d)	1,610	1,569
Crossroads Asset Trust 2024-A
Series 2024-A2-A, 5.90%, 06/21/27	615	625
Crown Communication Inc.
Series 2018-C-2, 4.24%, 07/15/28	690	670
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	493	475
CyrusOne Data Centers Issuer I LLC
Series 2024-A2-1A, 4.76%, 03/20/29	350	343
Series 2024-A2-2A, 4.50%, 05/20/29	2,578	2,509
Deephaven Residential Mortgage Trust 2021-1
Series 2021-A2-1, 0.97%, 05/25/65	189	178
Deephaven Residential Mortgage Trust 2021-2
Series 2021-A3-2, REMIC, 1.26%, 06/25/25 (d)	415	371
Dell Equipment Finance Trust 2023-3
Series 2023-D-3, 6.75%, 06/22/26	180	185
Dell Equipment Finance Trust 2024-1
Series 2024-D-1, 6.12%, 12/22/26	300	307
DLLST 2024-1 LLC
Series 2024-A3-1A, 5.05%, 10/21/26	435	438
Series 2024-A4-1A, 4.93%, 03/22/27	120	122
Driven Brands Funding, LLC
Series 2019-A2-1A, 4.64%, 04/22/26	1,101	1,092
Series 2019-A2-2A, 3.98%, 10/20/26	619	605
Dryden 86 CLO, Ltd.
Series 2020-A1R-86A, 6.68%, (3 Month Term SOFR + 1.36%), 07/17/34 (d)	2,660	2,661
EFMT 2024-INV2
Series 2024-A1-INV2, REMIC, 5.03%, 09/25/28 (d)	1,365	1,365
Series 2024-A2-INV2, REMIC, 5.29%, 09/25/28 (d)	475	475
Elara HGV Timeshare Issuer 2019-A, LLC
Series 2019-A-A, 2.61%, 01/25/34	391	381
Elara HGV Timeshare Issuer 2023-A, LLC
Series 2023-A-A, 6.16%, 11/25/30	437	452
Series 2023-C-A, 7.30%, 11/25/30	596	611
Ellington Financial Mortgage Trust 2019-2
Series 2019-A3-2, REMIC, 3.05%, 11/25/59 (d)	157	150
Ellington Financial Mortgage Trust 2021-2
Series 2021-A3-2, REMIC, 1.29%, 06/25/66 (d)	589	496

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Ellington Financial Mortgage Trust 2021-3
Series 2021-A3-3, REMIC, 1.55%, 09/25/66	575	484
Enterprise Fleet Financing 2024-3, LLC
Series 2024-A3-3, 4.98%, 03/20/28	440	448
Series 2024-A4-3, 5.06%, 04/20/29	300	306
Exeter Automobile Receivables Trust 2022-4
Series 2022-D-4A, 5.98%, 12/15/25	1,375	1,389
Exeter Automobile Receivables Trust 2022-5
Series 2022-C-5A, 6.51%, 12/15/27	4,300	4,334
Exeter Automobile Receivables Trust 2023-1
Series 2023-D-1A, 6.69%, 06/15/29	180	184
Exeter Automobile Receivables Trust 2024-4
Series 2024-C-4A, 5.48%, 07/15/27	1,245	1,262
Finance of America HECM Buyout 2022-HB2
Series 2022-A1A-HB2, 4.00%, 12/25/24	1,223	1,214
FirstKey Homes 2020-SFR1 Trust
Series 2020-D-SFR1, 2.24%, 09/17/25	4,965	4,830
Flagstar Mortgage Trust 2019-1INV
Series 2019-A13-1INV, REMIC, 3.50%, 01/25/40 (d)	251	230
Flagstar Mortgage Trust 2020-1INV
Series 2020-A11-1INV, REMIC, 6.00%, (1 Month Term SOFR + 0.96%), 08/25/41 (d)	375	358
Ford Credit Auto Lease Trust 2022-A
Series 2022-C-A, 4.18%, 10/15/25	2,142	2,142
Ford Credit Auto Owner Trust 2020-REV2
Series 2020-C-2, 1.74%, 10/15/25	1,405	1,355
Ford Credit Auto Owner Trust 2023-B
Series 2023-B-B, 6.20%, 03/15/26	475	485
Series 2023-C-B, 6.43%, 05/15/26	895	918
Ford Credit Floorplan Master Owner Trust A
Series 2023-C-1, 5.75%, 05/15/26	995	1,006
Series 2023-D-1, 6.62%, 05/15/26	1,200	1,228
Series 2024-B-1, 5.48%, 04/15/27	840	861
Fortress Credit BSL XV Ltd
Series 2022-AR-2A, 6.68%, (3 Month Term SOFR + 1.40%), 10/18/33 (d)	2,195	2,195
Galton Funding Mortgage Trust 2018-1
Series 2018-A33-1, REMIC, 3.50%, 02/25/33 (d)	120	112
Galton Funding Mortgage Trust 2019-1
Series 2019-A32-1, REMIC, 4.00%, 12/25/32 (d)	55	53
Series 2019-A21-1, REMIC, 4.50%, 12/25/32 (d)	112	110
Galton Funding Mortgage Trust 2019-H1
Series 2019-M1-H1, REMIC, 3.34%, 10/25/59	805	760
Galton Funding Mortgage Trust 2020-H1
Series 2020-M1-H1, REMIC, 2.83%, 01/25/60 (d)	1,170	1,019
GM Financial Automobile Leasing Trust 2022-3
Series 2022-C-3, 5.13%, 03/20/25	5,680	5,670
GM Financial Automobile Leasing Trust 2023-1
Series 2023-C-1, 5.76%, 11/20/25	4,420	4,455
GM Financial Automobile Leasing Trust 2024-2
Series 2024-B-2, 5.56%, 05/22/28	1,785	1,829
GM Financial Consumer Automobile Receivables Trust 2023-1
Series 2023-B-1, 5.03%, 09/18/28	805	815
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-B-ROSS, REMIC, 6.81%, (1 Month Term SOFR + 1.71%), 06/16/36 (d)	1,720	1,448
GS Mortgage-Backed Securities Trust 2014-EB1
Series 2014-2A1-EB1A, REMIC, 5.82%, 07/25/44 (d)	17	17
Hardee's Funding LLC
Series 2020-A2-1A, 3.98%, 12/20/27	1,978	1,858
Series 2021-A2-1A, 2.87%, 06/20/28	537	477
Series 2018-A23-1A, 5.71%, 06/20/28	926	907
HILT Commercial Mortgage Trust 2024-ORL
Series 2024-B-ORL, REMIC, 7.10%, (1 Month Term SOFR + 2.00%), 05/15/26 (d)	1,470	1,466
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	443	430
Hilton Grand Vacations Trust 2022-1D
Series 2022-A-1D, 3.61%, 06/20/34	319	315
HPEFS Equipment Trust 2021-2
Series 2021-D-2A, 1.29%, 01/20/25	747	745
HPEFS Equipment Trust 2023-1
Series 2023-B-1A, 5.73%, 09/20/25	1,830	1,844
HPEFS Equipment Trust 2023-2
Series 2023-C-2A, 6.48%, 03/20/26	400	405
Series 2023-D-2A, 6.97%, 07/20/26	405	410
HPEFS Equipment Trust 2024-1
Series 2024-C-1A, 5.33%, 05/20/31	2,145	2,165
HPEFS Equipment Trust 2024-2
Series 2024-B-2A, 5.35%, 10/20/31	250	254
Series 2024-D-2A, 5.82%, 04/20/32	620	634
Huntington National Bank, The
Series 2024-B1-1, 6.15%, 02/20/28 (a)	1,712	1,738
HYT Commercial Mortgage Trust 2024-RGCY
Series 2024-A-RGCY, REMIC, 7.18%, (1 Month Term SOFR + 1.90%), 09/15/26 (d)	1,395	1,394
Imperial Fund Mortgage Trust 2021-NQM2
Series 2021-A3-NQM2, REMIC, 1.52%, 09/25/56 (d)	908	785
Imperial Fund Mortgage Trust 2022-NQM4
Series 2022-A1-NQM4, REMIC, 4.77%, 06/25/67 (d)	2,764	2,799
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-BKWD, REMIC, 7.31%, (1 Month Term SOFR + 2.21%), 09/17/29 (d) (f)	1,195	981
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-609M
Series 2020-B-609M, REMIC, 7.47%, (1 Month Term SOFR + 1.88%), 10/17/33 (d)	2,420	2,263
Series 2020-C-609M, REMIC, 7.87%, (1 Month Term SOFR + 2.28%), 10/17/33 (d)	1,955	1,753
J.P. Morgan Mortgage Trust 2020-INV1
Series 2020-A15-INV1, REMIC, 3.50%, 03/25/43 (d)	259	234
Series 2020-A11-INV1, REMIC, 5.80%, (1 Month Term SOFR + 0.94%), 03/25/43 (d)	158	151
Jack in the Box Funding, LLC
Series 2022-A2I-1A, 3.45%, 02/25/27	1,154	1,098
JP Morgan Mortgage Trust
Series 2020-A13-INV2, REMIC, 3.00%, 03/25/42	384	340
JPMorgan Chase Bank, National Association
Series 2021-B-2, 0.89%, 01/25/25	52	52
KNDR Trust 2021-KIND
Series 2021-C-KIND, REMIC, 6.96%, (1 Month Term SOFR + 1.86%), 08/15/26 (d)	2,405	2,353
LSTAR Commercial Mortgage Trust 2017-5
Series 2017-AS-5, REMIC, 4.02%, 01/12/27	1,410	1,325
Madison Park Funding XL, Ltd.
Series AR-13A, 6.43%, (3 Month Term SOFR + 1.15%), 11/21/30 (d)	2,521	2,523
Madison Park Funding XXIII, Ltd
Series 2017-AR-23A, 6.50%, (3 Month Term SOFR + 1.23%), 07/28/31 (d)	2,520	2,524
Series 2017-BR-23A, 7.08%, (3 Month Term SOFR + 1.81%), 07/28/31 (d)	2,005	2,009
Madison Park Funding XXIV Ltd
Series 2016-CR2-24A, 7.33%, (3 Month Term SOFR + 2.05%), 10/20/29 (d)	1,300	1,302
Madison Park Funding XXIX LTD
Series 2018-BR-29A, 7.08%, (3 Month Term SOFR + 1.80%), 10/18/30 (d)	3,210	3,213
Madison Park Funding XXXI, Ltd.
Series 2019-AR-33A, 6.59%, (3 Month Term SOFR + 1.29%), 10/15/32 (d)	4,150	4,153
Marathon Static CLO 2022-18 Ltd
Series 2022-A1R2-18A, 6.43%, (3 Month Term SOFR + 1.15%), 07/22/30 (d)	1,748	1,748
Marble Point CLO XII Ltd.
Series 2018-A-1A, 6.56%, (3 Month Term SOFR + 1.27%), 07/16/31 (d)	816	817

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Marble Point CLO XIV Ltd.
Series 2018-A12R-2A, 6.52%, (3 Month Term SOFR + 1.20%), 01/20/32 (d)	3,541	3,543
MARQ Trust 2024-HOU
Series 2024-B-HOU, REMIC, 7.41%, (1 Month Term SOFR + 2.09%), 06/15/26 (d)	1,600	1,594
MED Commercial Mortgage Trust 2024-MOB
Series 2024-A-MOB, REMIC, 6.69%, (1 Month Term SOFR + 1.59%), 04/15/26 (d)	1,520	1,514
MFA Trust
Series 2021-A1-INV1, REMIC, 0.85%, 01/25/56 (d)	308	294
MidOcean Credit CLO VI
Series 2016-ARRR-6A, 6.51%, (3 Month Term SOFR + 1.23%), 04/20/33 (d)	1,300	1,301
MidOcean Credit CLO XI Ltd
Series 2022-A1R-11A, 7.01%, (3 Month Term SOFR + 1.73%), 10/18/33 (d)	970	972
Series 2022-BR-11A, 7.93%, (3 Month Term SOFR + 2.65%), 10/18/33 (d)	1,460	1,463
MMAF Equipment Finance LLC 2021-A
Series 2021-A5-A, 1.19%, 11/13/43	365	344
Morgan Stanley Capital I Trust 2014-150E
Series 2014-A-150E, REMIC, 3.91%, 09/13/32	2,710	2,349
MVW 2019-2 LLC
Series 2019-B-2A, REMIC, 2.44%, 10/20/38	190	184
MVW 2020-1 LLC
Series 2020-A-1A, 1.74%, 10/20/37	296	283
Series 2020-B-1A, 2.73%, 10/20/37	525	505
MVW 2023-1 LLC
Series 2023-A-1A, 4.93%, 10/22/40	2,099	2,117
MVW 2023-2 LLC
Series 2023-A-2A, 6.18%, 11/20/40	420	436
Series 2023-B-2A, 6.33%, 11/20/40	283	293
Navient Private Education Loan Trust 2020-A
Series 2020-A2A-A, 2.46%, 11/15/68	744	714
Navient Private Education Loan Trust 2020-C
Series 2020-A2A-CA, 2.15%, 03/15/29	2,929	2,753
Navient Private Education Refi Loan Trust 2019-A
Series 2019-A2A-A, 3.42%, 04/17/28	387	382
Navient Private Education Refi Loan Trust 2019-E
Series 2019-A2A-EA, 2.64%, 09/15/28	727	703
Navient Private Education Refi Loan Trust 2019-G
Series 2019-A-GA, 2.40%, 02/15/29	903	863
Navient Private Education Refi Loan Trust 2020-D
Series 2020-A-DA, 1.69%, 05/15/69	522	490
Navient Private Education Refi Loan Trust 2020-G
Series 2020-A-GA, 1.17%, 09/15/69	348	322
Navient Private Education Refi Loan Trust 2020-H
Series 2020-A-HA, 1.31%, 11/15/27	311	291
Navistar Financial Dealer Note Master Owner Trust II
Series 2024-A-1, 5.59%, 04/27/26	270	275
Series 2024-B-1, 5.79%, 04/27/26	150	153
Series 2024-C-1, 6.13%, 04/27/26	235	240
Nelnet Student Loan Trust 2021-C
Series 2021-AFX-CA, 1.32%, 04/20/62	1,183	1,097
Nelnet, Inc.
Series 2005-A4-4, 5.81%, (SOFR 90-Day Average + 0.44%), 03/22/32 (d)	568	549
Neuberger Berman Loan Advisers CLO 32, Ltd.
Series 2019-AR-32A, 6.53%, (3 Month Term SOFR + 1.25%), 01/20/32 (d)	1,847	1,849
New Residential Mortgage Loan Trust 2021-INC2
Series 2021-A7-INV2, REMIC, 2.50%, 06/25/28 (d)	2,989	2,695
Oaktree CLO 2022-2 Ltd
Series 2022-A1R-2A, 6.86%, (3 Month Term SOFR + 0.00%), 07/15/33 (d)	2,935	2,936
OBX 2019-EXP2 Trust
Series 2019-2A2-EXP2, REMIC, 6.17%, (1 Month Term SOFR + 1.31%), 06/25/59 (d)	228	225
OBX 2019-EXP3 Trust
Series 2019-2A1-EXP3, REMIC, 5.87%, (1 Month Term SOFR + 1.01%), 09/25/59 (d)	218	213
OBX 2020-EXP1 Trust
Series 2020-2A1-EXP1, REMIC, 5.72%, (1 Month Term SOFR + 0.86%), 02/25/27 (d)	227	219
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (d)	550	497
Series 2020-2A2-EXP1, REMIC, 5.92%, (1 Month Term SOFR + 1.06%), 01/26/60 (d)	253	245
OBX 2020-EXP2 Trust
Series 2020-A8-EXP2, REMIC, 3.00%, 07/25/36 (d)	720	638
Series 2020-A9-EXP2, REMIC, 3.00%, 07/25/36 (d)	177	156
OBX 2020-EXP3 Trust
Series 2020-1A8-EXP3, REMIC, 3.00%, 06/25/60	765	679
Oceanview Mortgage Trust 2022-INV1
Series 2022-A5-1, REMIC, 2.50%, 08/25/28 (d)	1,529	1,369
OCP CLO 2017-13 Ltd
Series 2017-A1AR-13A, 6.52%, (3 Month Term SOFR + 1.22%), 07/15/30 (d)	2,438	2,440
Series 2017-A2R-13A, 7.11%, (3 Month Term SOFR + 1.81%), 07/15/30 (d)	3,160	3,162
Octagon Investment Partners 39 Ltd.
Series 2018-AR-3A, 6.43%, (3 Month Term SOFR + 1.15%), 10/21/30 (d)	2,363	2,365
Octane Receivables Trust 2021-1
Series 2022-B-1A, 4.90%, 09/22/25	1,455	1,454
Octane Receivables Trust 2021-2
Series 2021-A-2A, 1.21%, 09/20/28	180	177
Octane Receivables Trust 2023-1
Series 2023-A-1A, 5.87%, 05/21/29	252	253
Octane Receivables Trust 2023-3
Series 2023-B-3A, 6.48%, 11/20/26	435	447
Series 2023-C-3A, 6.74%, 05/20/27	145	150
ONE 2021-PARK Mortgage Trust
Series 2021-B-PARK, REMIC, 6.16%, (1 Month Term SOFR + 1.06%), 03/17/36 (d)	3,445	3,314
Series 2021-C-PARK, REMIC, 6.31%, (1 Month Term SOFR + 1.21%), 03/17/36 (d)	1,840	1,758
OZLM Funding II Ltd
Series 2012-A1A2-2A, 6.46%, (3 Month Term SOFR + 1.20%), 07/30/31 (d)	1,494	1,494
OZLM XXI Ltd
Series 2017-A1R-21A, 6.43%, (3 Month Term SOFR + 1.15%), 01/21/31 (d)	2,514	2,512
Post Road Equipment Finance 2024-1 LLC
Series 2024-A2-1A, 5.59%, 08/15/26	175	177
Rockford Tower CLO 2019-2 Ltd
Series 2019-AR2-2A, 0.00%, (3 Month Term SOFR + 0.00%), 08/20/32 (d)	3,530	3,531
Romark CLO II Ltd
Series 2018-A2R-2A, 6.93%, (3 Month Term SOFR + 1.65%), 07/25/31 (d)	3,225	3,228
Santander Bank, N.A.
Series 2024-B-A, 5.62%, 07/15/28	510	517
Series 2024-C-A, 5.82%, 07/15/28	625	632
Series 2021-B-1A, 1.83%, 12/15/31	29	29
Series 2022-C-B, 5.92%, 08/16/32	118	118
Series 2022-A2-C, 6.02%, 12/15/32	389	396
Series 2022-B-C, 6.45%, 12/15/32	934	939
Series 2023-A2-B, 5.64%, 12/15/33	286	291
Series 2023-D-B, 6.66%, 12/15/33	1,034	1,052
Santander Consumer Auto Receivables Trust 2021-B
Series 2021-C-BA, 3.09%, 03/15/29	1,098	1,082
Santander Drive Auto Receivables Trust 2020-4
Series 2020-E-4, 2.85%, 04/17/28	3,100	3,053
Santander Drive Auto Receivables Trust 2021-4
Series 2021-E-4, 4.03%, 07/15/26	3,500	3,412
Santander Drive Auto Receivables Trust 2023-1
Series 2023-C-1, 5.09%, 05/15/30	1,370	1,380
Santander Retail Auto Lease Trust 2022-B
Series 2022-B-B, 3.85%, 03/22/27	570	567
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	3,375	3,359
Series 2020-2C-1, 1.88%, 01/15/26	730	703
Series 2022-C-1, 6.60%, 01/15/28	1,930	2,002

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Series 2024-C-1, 4.83%, 10/15/29	3,270	3,252
Series 2021-C-211, 1.63%, 05/15/51	1,240	1,160
SBNA Auto Lease Trust 2024-A
Series 2024-A3-A, 5.39%, 03/20/26	460	464
Series 2024-A4-A, 5.24%, 07/20/26	440	446
SBNA Auto Lease Trust 2024-B
Series 2024-A4-B, 5.55%, 12/21/26	1,635	1,675
SDR Commercial Mortgage Trust 2024-DSNY
Series 2024-B-DSNY, REMIC, 7.04%, (1 Month Term SOFR + 1.80%), 05/18/26 (d)	1,210	1,200
SEB Funding LLC
Series 2024-A2-1A, 7.39%, 04/30/29	1,845	1,911
Sequoia Mortgage Capital, Inc.
Series 2018-A19-CH3, REMIC, 4.50%, 01/25/25 (d)	9	9
Sequoia Mortgage Trust 2018-CH2
Series 2018-A21-CH2, REMIC, 4.00%, 09/25/35 (d)	106	100
Series 2018-A3-CH2, REMIC, 4.00%, 09/25/35 (d)	211	201
SFS Auto Receivables Securitization Trust 2024-1
Series 2024-A3-1A, 4.95%, 05/21/29	510	516
Series 2024-C-1A, 5.51%, 01/20/32	170	175
SFS Auto Receivables Securitization Trust 2024-2
Series 2024-A4-2A, 5.26%, 08/20/30	440	454
SG Residential Mortgage Trust 2020-2
Series 2020-A1-2, REMIC, 1.38%, 05/25/65	739	677
Sierra Timeshare 2020-2 Receivables Funding LLC
Series 2020-C-2A, REMIC, 3.51%, 07/20/37	165	162
SMB Private Education Loan Trust 2016-C
Series 2016-A2B-C, 6.31%, (1 Month Term SOFR + 1.21%), 09/15/34 (d)	134	133
SMB Private Education Loan Trust 2018-B
Series 2018-A2B-B, 5.93%, (1 Month Term SOFR + 0.83%), 03/15/28 (a) (d)	1,140	1,133
SMB Private Education Loan Trust 2019-B
Series 2020-A2A-PTB, REMIC, 1.60%, 09/15/54	2,464	2,306
SMB Private Education Loan Trust 2020-B
Series 2020-A1A-BA, REMIC, 1.29%, 07/15/53	372	348
SMB Private Education Loan Trust 2021-B
Series 2021-A-B, 1.31%, 07/17/51	1,819	1,689
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (d)	457	444
Starwood Mortgage Residential Trust 2020-1
Series 2020-A2-1, REMIC, 2.41%, 02/25/50 (d)	608	577
Starwood Mortgage Residential Trust 2021-2
Series 2021-A1-2, REMIC, 0.94%, 05/25/65	460	431
Starwood Mortgage Residential Trust 2021-4
Series 2021-A1-4, REMIC, 1.06%, 08/25/56 (d)	2,133	1,897
Symphony CLO XXIII, Ltd.
Series 2020-AR-23A, 6.58%, (3 Month Term SOFR + 1.28%), 01/15/34 (d)	2,358	2,359
Symphony CLO XXVI, Ltd.
Series 2021-AR-26A, 6.67%, (3 Month Term SOFR + 1.34%), 04/20/33 (d)	1,210	1,211
Symphony Static CLO I Ltd
Series 2021-B-1A, REMIC, 7.00%, (3 Month Term SOFR + 1.71%), 10/25/29 (d)	3,330	3,332
THL Credit Wind River 2015-1 CLO Ltd
Series 2015-A1R3-1A, 6.48%, (3 Month Term SOFR + 1.20%), 10/21/30 (d)	2,729	2,730
THL Credit Wind River 2018-2 Clo Ltd
Series 2018-A1R-2A, 6.48%, (3 Month Term SOFR + 1.20%), 07/15/30 (d)	250	250
TIAA CLO I Ltd
Series 2016-ARR-1A, 6.53%, (3 Month Term SOFR + 1.25%), 07/21/31 (d)	2,909	2,911
Towd Point Mortgage Trust 2017-3
Series 2017-A1-3, REMIC, 2.75%, 07/25/57 (d)	100	99
Towd Point Mortgage Trust 2018-1
Series 2018-A1-1, REMIC, 3.00%, 01/25/58 (d)	100	98
Tricon Residential 2024-SFR2 Trust
Series 2024-A-SFR2, REMIC, 4.75%, 06/20/28	834	837
Series 2024-D-SFR2, REMIC, 6.00%, 06/20/28	1,530	1,560
Trinitas CLO IX, Ltd.
Series 2018-ARRR-9A, 6.33%, (3 Month Term SOFR + 1.20%), 01/20/32 (d)	1,975	1,977
Trinitas CLO VI, Ltd.
Series 2017-ARRR-6A, 6.67%, 01/25/34 (d)	2,195	2,192
TRK 2021-INV1 Trust
Series 2021-A2-INV1, REMIC, 1.41%, 07/25/56 (d)	399	360
U.S. Bank National Association
Series 2023-B-1, 6.79%, 08/25/32	158	161
UWM Mortgage Trust 2021-INV2
Series 2021-A4-INV2, REMIC, 2.50%, 09/25/51	559	500
Verdant Receivables 2023-1 LLC
Series 2023-A2-1A, 6.24%, 06/14/27	1,196	1,219
Verdant Receivables 2024-1 LLC
Series 2024-A2-1A, 5.68%, 08/14/28	380	388
Verus Securitization Trust 2019-4
Series 2019-A3-4, REMIC, 3.00%, 10/25/59 (f)	698	694
Verus Securitization Trust 2019-INV2
Series 2019-A1-INV2, REMIC, 2.91%, 07/25/59 (d) (f)	136	135
Series 2019-A2-INV2, REMIC, 3.12%, 07/25/59 (d) (f)	182	181
Verus Securitization Trust 2019-INV3
Series 2019-A3-INV3, REMIC, 3.10%, 11/25/59 (d)	326	322
Verus Securitization Trust 2020-5
Series 2020-A3-5, REMIC, 1.73%, 05/25/65 (f)	244	233
Verus Securitization Trust 2021-1
Series 2021-A2-1, REMIC, 1.05%, 01/25/66 (d)	431	387
Series 2021-A3-1, REMIC, 1.15%, 01/25/66 (d)	257	231
Verus Securitization Trust 2021-2
Series 2021-A1-2, REMIC, 1.03%, 02/25/66	357	322
Verus Securitization Trust 2021-5
Series 2021-A3-5, REMIC, 1.37%, 09/25/66 (d)	755	650
Verus Securitization Trust 2021-R2
Series 2021-A1-R2, REMIC, 0.92%, 02/25/64	618	572
Verus Securitization Trust 2022-1
Series 2022-A3-1, REMIC, 3.29%, 01/25/67 (d)	3,200	2,954
Verus Securitization Trust 2023-7
Series 2023-A2-7, REMIC, 7.27%, 10/25/68 (f)	858	877
Verus Securitization Trust 2023-INV3
Series 2023-A2-INV3, REMIC, 7.33%, 11/25/68 (d) (f)	376	386
Vista Point Securitization Trust 2020-2
Series 2020-A3-2, REMIC, 2.50%, 04/25/65	159	153
Voya CLO 2018-3, Ltd.
Series 2018-BR2-3A, 7.13%, (3 Month Term SOFR + 1.80%), 10/15/31 (d)	1,435	1,436
Wells Fargo & Company
Series 2015-A2-NXS2, REMIC, 3.02%, 07/17/58	253	250
Wheels Fleet Lease Funding 1 LLC
Series 2023-A-2A, 6.46%, 01/19/27	2,288	2,318
World Omni Auto Receivables Trust 2022-A
Series 2022-C-A, 2.55%, 09/15/28	1,280	1,242
World Omni Select Auto Trust 2021-A
Series 2021-D-A, 1.44%, 04/15/25	815	787
Total Non-U.S. Government Agency Asset-Backed Securities (cost $322,458)		317,991
GOVERNMENT AND AGENCY OBLIGATIONS 26.1%
U.S. Treasury Note 20.0%
Treasury, United States Department of
4.88%, 05/31/26 (h)	43,205	44,002
4.63%, 06/30/26	54,480	55,314
4.38%, 07/31/26	54,925	55,586
3.75%, 08/31/26 - 08/15/27	64,370	64,489
3.50%, 09/30/26	11,615	11,582
		230,973
Mortgage-Backed Securities 5.4%
Federal Home Loan Mortgage Corporation
6.00%, (1 Year USD LIBOR + 1.75%), 09/01/33 (d)	2	2
6.83%, (1 Year Treasury + 2.25%), 09/01/33 (d)	7	7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
6.00%, 09/01/34 - 11/01/37	239	250
6.42%, (1 Year Treasury + 2.11%), 10/01/34 (d)	6	6
3.00%, 11/01/34 - 06/01/52	1,440	1,304
6.15%, (1 Year USD LIBOR + 1.90%), 11/01/34 (d)	2	2
6.25%, (1 Year USD LIBOR + 1.89%), 11/01/34 (d)	4	4
6.37%, (1 Year Treasury + 2.25%), 11/01/34 (d)	9	10
5.93%, (1 Year USD LIBOR + 1.68%), 01/01/35 (d)	3	3
6.03%, (1 Year USD LIBOR + 1.68%), 02/01/35 (d)	3	3
6.04%, (1 Year USD LIBOR + 1.62%), 02/01/35 (d)	2	2
6.05%, (1 Year USD LIBOR + 1.63%), 02/01/35 (d)	5	6
6.22%, (1 Year USD LIBOR + 1.90%), 02/01/35 (d)	5	6
6.24%, (1 Year Treasury + 2.11%), 02/01/35 (d)	9	9
6.48%, (1 Year Treasury + 2.25%), 02/01/35 (d)	8	8
7.54%, (1 Year USD LIBOR + 1.75%), 06/01/35 (d)	70	72
6.49%, (1 Year Treasury + 2.37%), 09/01/35 (d)	163	166
7.25%, (1 Year USD LIBOR + 1.67%), 10/01/35 (d)	20	21
5.98%, (1 Year USD LIBOR + 1.73%), 11/01/35 (d)	36	37
1.50%, 02/01/36	1,535	1,376
6.08%, (1 Year USD LIBOR + 1.60%), 03/01/36 (d)	31	32
7.50%, 06/01/38	126	133
7.00%, 03/01/39	147	155
5.00%, 12/01/41	278	286
4.00%, 12/01/49	452	439
2.50%, 01/01/52	2,479	2,162
4.50%, 09/01/52 - 10/01/52	10,175	10,006
5.50%, 08/01/53	1,658	1,684
Federal National Mortgage Association, Inc.
5.50%, 07/01/25 - 03/01/54	4,431	4,560
5.00%, 09/01/25 - 10/01/53	14,794	14,870
3.50%, 11/01/26 - 01/01/52	2,325	2,196
3.00%, 09/01/28 - 02/01/35	1,336	1,300
6.50%, 07/01/32 - 12/01/32	114	118
6.32%, (1 Year USD LIBOR + 1.62%), 03/01/33 (d)	1	1
6.45%, (6 Month USD LIBOR + 1.41%), 06/01/33 (d)	3	3
6.99%, (1 Year Treasury + 2.16%), 06/01/33 (d)	30	31
6.75%, (1 Year Treasury + 2.10%), 07/01/33 (d)	1	2
6.34%, (1 Year Treasury + 2.21%), 12/01/33 (d)	57	58
6.00%, 03/01/34 - 02/01/49	1,821	1,904
7.00%, (1 Year Treasury + 2.30%), 04/01/34 (d)	1	1
6.06%, (1 Year USD LIBOR + 1.59%), 10/01/34 (d)	2	2
5.60%, (1 Year USD LIBOR + 1.35%), 11/01/34 (d)	1	1
5.92%, (1 Year USD LIBOR + 1.67%), 11/01/34 (d)	8	8
6.99%, (1 Year Treasury + 2.36%), 11/01/34 (d)	41	42
5.92%, (1 Year USD LIBOR + 1.67%), 12/01/34 (d)	4	5
5.90%, (1 Year USD LIBOR + 1.63%), 01/01/35 (d)	3	3
5.91%, (1 Year USD LIBOR + 1.57%), 01/01/35 (d)	4	4
5.92%, (1 Year USD LIBOR + 1.54%), 01/01/35 (d)	7	7
5.94%, (1 Year USD LIBOR + 1.56%), 01/01/35 (d)	6	6
5.95%, (1 Year USD LIBOR + 1.62%), 02/01/35 (d)	3	3
6.32%, (1 Year Treasury + 2.19%), 02/01/35 (d)	9	9
6.06%, (1 Year USD LIBOR + 1.36%), 03/01/35 (d)	5	5
5.95%, (1 Year Treasury + 1.82%), 04/01/35 (d)	53	53
6.54%, (1 Year USD LIBOR + 1.81%), 04/01/35 (d)	11	11
7.36%, (1 Year USD LIBOR + 1.99%), 04/01/35 (d)	65	67
6.23%, (1 Year USD LIBOR + 1.42%), 05/01/35 (d)	20	21
6.58%, (1 Year USD LIBOR + 1.65%), 05/01/35 (d)	8	8
7.14%, (1 Year USD LIBOR + 1.43%), 05/01/35 (d)	30	31
6.98%, (1 Year Treasury + 2.30%), 06/01/35 (d)	53	54
7.57%, (1 Year USD LIBOR + 1.69%), 06/01/35 (d)	41	42
7.50%, (1 Year USD LIBOR + 1.83%), 07/01/35 (d)	18	19
6.75%, (6 Month USD LIBOR + 1.37%), 08/01/35 (d)	20	20
7.33%, (1 Year USD LIBOR + 1.60%), 08/01/35 (d)	34	35
5.93%, (1 Year USD LIBOR + 1.69%), 11/01/35 - 02/01/36 (d)	35	36
6.30%, (1 Year Treasury + 2.05%), 02/01/36 (d)	21	21
6.49%, (1 Year USD LIBOR + 1.74%), 03/01/36 (d)	29	30
4.50%, 09/01/39 - 12/01/48	2,737	2,748
4.00%, 08/01/43 - 09/01/52	3,689	3,558
2.00%, 10/01/50	569	473
2.50%, 01/01/52	2,478	2,151
Government National Mortgage Association
5.00%, 12/20/34 - 02/20/48	863	881
6.00%, 07/15/36	320	331
4.50%, 09/20/40	192	194
3.50%, 03/20/43 - 07/20/52	4,047	3,819
5.50%, 09/15/45 - 12/20/48	930	960
4.00%, 09/20/45 - 10/20/52	1,789	1,738
3.00%, 09/20/47 - 09/20/49	1,521	1,394
		62,025
Collateralized Mortgage Obligations 0.4%
Federal Home Loan Mortgage Corporation
Series PA-3713, REMIC, 2.00%, 02/15/40	121	120
Series 2021-M2-DNA7, REMIC, 7.08%, (SOFR 30-Day Average + 1.80%), 11/25/41 (d)	895	904
Series 2022-M1A-HQA2, REMIC, 7.93%, (SOFR 30-Day Average + 2.65%), 07/25/42 (d)	702	720
Series 2023-A1-HQA3, REMIC, 7.13%, (SOFR 30-Day Average + 1.85%), 11/25/43 (d)	506	512
Series 2017-M1-SC02, REMIC, 3.86%, 05/25/47 (d)	67	66
Federal National Mortgage Association, Inc.
Series 2017-1M2-C01, 8.94%, (SOFR 30-Day Average + 3.66%), 01/25/27 (d)	764	790
Series 2017-KA-90, REMIC, 3.00%, 11/25/47	1,148	1,095
		4,207
Sovereign 0.2%
Korea Housing Finance Corporation
4.63%, 02/24/28 (a)	2,500	2,533
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corporation
Series A1-K753, REMIC, 4.60%, 06/25/30	1,034	1,045
Total Government And Agency Obligations (cost $299,810)		300,783

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 3.2%
Commercial Paper 1.7%
Brunswick Corporation
5.37%, 10/04/24	2,910	2,908
Conagra Brands, Inc.
5.64%, 10/15/24	3,355	3,348
Crown Castle Inc.
5.37%, 10/24/24	3,350	3,338
Jabil Inc.
5.41%, 10/04/24	3,345	3,343
Targa Resources Corp.
6.10%, 10/03/24	3,355	3,354
V.F. Corporation
5.68%, 11/13/24	3,345	3,324
		19,615
Investment Companies 1.5%
JNL Government Money Market Fund - Class I, 4.82% (i) (j)	4,531	4,531
T. Rowe Price Government Reserve Fund, 4.89% (i) (j)	12,242	12,242
		16,773
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.92% (i) (j)	562	562
Total Short Term Investments (cost $36,952)		36,950
Total Investments 100.5% (cost $1,160,427)		1,158,582
Other Derivative Instruments (0.0)%		(339)
Other Assets and Liabilities, Net (0.5)%		(5,831)
Total Net Assets 100.0%		1,152,412

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2024, the value and the percentage of net assets of these securities was $148,411 and 12.9% of the Fund.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Convertible security.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(g) All or a portion of the security was on loan as of September 30, 2024.

(h) All or a portion of the security is pledged or segregated as collateral.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/T. Rowe Price Short-Term Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	—	238,037	233,506	115	—	—	4,531	0.4
JNL Government Money Market Fund, 4.92% - Class SL	71	319,233	318,742	288	—	—	562	—
T. Rowe Price Government Reserve Fund, 4.89%	13,765	300,631	302,154	299	—	—	12,242	1.1
	13,836	857,901	854,402	702	—	—	17,335	1.5

JNL/T. Rowe Price Short-Term Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 5.38%, 04/17/25	11/15/22	3,493	3,502	0.3
HPHT Finance (19) Limited, 2.88%, 11/05/24	09/27/22	2,950	2,951	0.3
LG Chem, Ltd., 3.25%, 10/15/24	01/07/21	3,403	3,397	0.3
MEGlobal Canada ULC, 5.00%, 05/18/25	03/14/24	2,486	2,493	0.2
Morgan Stanley Bank, National Association, 4.75%, 04/21/26	04/19/23	1,555	1,569	0.1
PCCW-HKT Capital No. 2 Limited, 3.63%, 04/02/25	10/27/20	4,140	4,079	0.4
POSCO Holdings Inc., 4.38%, 08/04/25	11/23/22	887	896	0.1
PT Bank Mandiri (Persero) Tbk., 5.50%, 04/04/26	09/27/24	1,731	1,728	0.1
QNB Finance Ltd, 2.63%, 05/12/25	12/09/20	2,002	1,969	0.2
Tenaga Nasional Berhad, 7.50%, 11/01/25	01/04/21	2,977	2,880	0.2
		25,624	25,464	2.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/T. Rowe Price Short-Term Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	1,702	January 2025	353,747	(638)	681

Short Contracts
United States 10 Year Note	(131)	December 2024	(14,956)	59	(15)
United States 10 Year Ultra Bond	(189)	December 2024	(22,370)	98	12
United States 5 Year Note	(335)	January 2025	(36,937)	123	127
United States Ultra Bond	(27)	December 2024	(3,609)	21	15
				301	139

JNL/T. Rowe Price Short-Term Bond Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.IG.43 (Q)	0.53	1.00	12/20/29	(17,265)	386	(2)	(7)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Short-Term Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	502,858	—	502,858
Non-U.S. Government Agency Asset-Backed Securities	—	317,991	—	317,991
Government And Agency Obligations	—	300,783	—	300,783
Short Term Investments	17,335	19,615	—	36,950
	17,335	1,141,247	—	1,158,582
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	835	—	—	835
	835	—	—	835
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(15)	—	—	(15)
Centrally Cleared Credit Default Swap Agreements	—	(7)	—	(7)
	(15)	(7)	—	(22)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price U.S. High Yield Fund
CORPORATE BONDS AND NOTES 84.9%
Energy 20.9%
Aethon United BR LP
7.50%, 10/01/29 (a)	5,320	5,393
Ascent Resources - Utica, LLC
8.25%, 12/31/28 (a)	4,950	5,069
Civitas Resources, Inc.
8.75%, 07/01/31 (a)	4,745	5,030
Comstock Resources, Inc.
6.75%, 03/01/29 (a)	5,112	4,997
CVR Energy, Inc.
8.50%, 01/15/29 (a)	5,565	5,631
Enbridge Inc.
8.25%, 01/15/84 (b)	8,665	9,171
Encino Acquisition Partners Holdings, LLC
8.75%, 05/01/31 (a)	5,256	5,528
Energy Transfer LP
6.50%, (100, 08/15/26) (c)	5,190	5,193
6.75%, (100, 05/15/25) (c)	650	648
8.00%, 05/15/54	5,983	6,413
Harvest Midstream I, L.P.
7.50%, 09/01/28 (a)	3,200	3,273
Howard Midstream Energy Partners, LLC
7.38%, 07/15/32 (a)	4,459	4,616
Kinetik Holdings LP
6.63%, 12/15/28 (a)	3,160	3,282
NGL Energy Operating LLC
8.13%, 02/15/29 (a)	5,384	5,521
PBF Holding Company LLC
7.88%, 09/15/30 (a)	4,980	5,129
Permian Resources Operating, LLC
7.00%, 01/15/32 (a)	5,315	5,526
SM Energy Company
7.00%, 08/01/32 (a)	5,024	5,046
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55 (a)	5,025	5,283
Sunoco LP
7.00%, 05/01/29 (a)	5,200	5,436
Tallgrass Energy Partners, LP
7.38%, 02/15/29 (a)	1,797	1,817
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (a) (c)	5,670	5,747
Weatherford International Ltd
8.63%, 04/30/30 (a)	4,823	5,025
		108,774
Consumer Discretionary 13.7%
Adient Global Holdings Ltd
8.25%, 04/15/31 (a) (d)	3,975	4,220
Aston Martin Capital Holdings Limited
10.00%, 03/31/29 (a)	5,369	5,298
Carnival Corporation
6.00%, 05/01/29 (a)	5,280	5,343
Carnival Holdings (Bermuda) Limited
10.38%, 05/01/28 (a)	4,650	5,019
Clarios Global LP
8.50%, 05/15/27 (a)	5,120	5,143
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (a)	3,899	4,123
EG Global Finance PLC
12.00%, 11/30/28 (a)	5,110	5,698
LCM Investments Holdings II, LLC
8.25%, 08/01/31 (a)	4,910	5,213
LGI Homes, Inc.
8.75%, 12/15/28 (a)	4,800	5,139
Life Time, Inc.
5.75%, 01/15/26 (a)	3,131	3,132
NCL Corporation Ltd.
8.38%, 02/01/28 (a)	4,860	5,105
Six Flags Operations Inc.
7.25%, 05/15/31 (a)	7,548	7,812
Victra Holdings LLC
8.75%, 09/15/29 (a)	4,570	4,799
White Cap Parent, LLC
8.25%, 03/15/26 (a) (e)	4,965	4,969
		71,013
Financials 13.2%
Alliant Holdings Intermediate, LLC
7.00%, 01/15/31 (a)	5,195	5,340
Aretec Escrow Issuer 2 Inc
10.00%, 08/15/30 (a)	9,189	9,790
Credit Acceptance Corporation
9.25%, 12/15/28 (a)	5,105	5,463
Encore Capital Group, Inc.
9.25%, 04/01/29 (a) (b)	4,555	4,891
FirstCash, Inc.
6.88%, 03/01/32 (a)	5,295	5,456
OneMain Finance Corporation
7.88%, 03/15/30	4,785	5,005
Osaic Holdings, Inc.
10.75%, 08/01/27 (a) (d)	9,980	10,150
Panther Escrow Issuer LLC
7.13%, 06/01/31 (a)	6,100	6,395
PennyMac Financial Services, Inc.
7.88%, 12/15/29 (a)	4,928	5,252
PRA Group, Inc.
8.38%, 02/01/28 (a)	5,190	5,385
VistaJet Group Holding SA
9.50%, 06/01/28 (a) (d)	5,285	5,160
		68,287
Industrials 7.5%
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (a)	5,085	5,287
American Airlines, Inc.
5.75%, 04/20/29 (a)	5,365	5,358
Bombardier Inc.
7.25%, 07/01/31 (a)	5,155	5,456
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (a)	5,045	5,109
JetBlue Airways Corporation
9.88%, 09/20/31 (a)	4,965	5,230
Miter Brands Acquisition Holdco, Inc.
6.75%, 04/01/32 (a)	2,235	2,317
TransDigm Inc.
6.75%, 08/15/28 (a)	5,050	5,202
Trivium Packaging Finance B.V.
8.50%, 08/15/27 (a) (d)	5,120	5,130
		39,089
Health Care 7.0%
Community Health Systems, Inc.
8.00%, 12/15/27 (a)	7,860	7,882
Endo Finance Holdings, Inc.
8.50%, 04/15/31 (a) (d)	2,700	2,894
Heartland Dental, LLC
10.50%, 04/30/28 (a)	9,346	10,009
Herbalife International, Inc.
12.25%, 04/15/29 (a)	5,381	5,368
IQVIA Inc.
6.50%, 05/15/30 (a)	5,245	5,474
Tenet Healthcare Corporation
6.25%, 02/01/27	4,795	4,804
		36,431
Consumer Staples 6.9%
Avis Budget Car Rental, LLC
8.25%, 01/15/30 (a) (d)	5,370	5,495
Coty Inc.
6.63%, 07/15/30 (a)	5,102	5,301
Ritchie Bros. Holdings Inc.
6.75%, 03/15/28 (a)	2,925	3,021
7.75%, 03/15/31 (a)	2,565	2,737
Sabre GLBL Inc.
11.25%, 12/15/27 (a)	7,715	8,015
Sigma Holdco B.V.
7.88%, 05/15/26 (a)	2,734	2,716

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Williams Scotsman, Inc.
7.38%, 10/01/31 (a)	8,036	8,489
		35,774
Communication Services 5.7%
CCO Holdings, LLC
4.50%, 05/01/32	5,930	5,125
DISH Network Corporation
11.75%, 11/15/27 (a)	5,333	5,593
Level 3 Financing, Inc.
10.50%, 04/15/29 (a)	6,540	7,156
Midcontinent Communications
8.00%, 08/15/32 (a)	5,161	5,259
Outfront Media Capital Corporation
7.38%, 02/15/31 (a)	4,870	5,199
Telesat Canada
6.50%, 10/15/27 (a)	4,211	1,397
		29,729
Utilities 3.9%
NRG Energy, Inc.
10.25%, (100, 03/15/28) (a) (c)	3,753	4,231
Talen Energy Supply, LLC
8.63%, 06/01/30 (a)	5,110	5,571
Vistra Corp.
8.00%, (100, 10/15/26) (a) (c)	10,004	10,461
		20,263
Information Technology 3.2%
Cloud Software Group, Inc.
8.25%, 06/30/32 (a)	5,285	5,524
McAfee Corp.
7.38%, 02/15/30 (a)	5,251	5,123
NCR Atleos Escrow Corporation
9.50%, 04/01/29 (a)	435	479
Open Text Corporation
6.90%, 12/01/27 (a)	5,045	5,311
		16,437
Materials 2.0%
ERO Copper Corp.
6.50%, 02/15/30 (a)	5,540	5,512
First Quantum Minerals Ltd
6.88%, 10/15/27 (a)	5,113	5,048
		10,560
Real Estate 0.9%
Brookfield Properties Retail Holding LLC
4.50%, 04/01/27 (a)	4,952	4,817
Total Corporate Bonds And Notes (cost $429,173)		441,174
SENIOR FLOATING RATE INSTRUMENTS 9.2%
Consumer Discretionary 2.4%
Icon Parent Inc
Term Loan, 0.00%, (SOFR + 5.00%), 09/10/32 (f) (g)	3,635	3,643
Journey Personal Care Corp.
2021 Term Loan B, 9.62%, (1 Month Term SOFR + 4.25%), 12/31/24 (f)	3,802	3,792
Varsity Brands, Inc.
2024 Term Loan B, 8.82%, (SOFR + 3.75%), 07/30/31 (f)	5,230	5,192
		12,627
Information Technology 2.4%
Applied Systems, Inc.
2024 1st Lien Term Loan, 8.29%, (3 Month Term SOFR + 3.50%), 02/07/31 (f)	5,192	5,193
Cloud Software Group, Inc.
2024 Term Loan, 9.83%, (3 Month Term SOFR + 4.50%), 03/19/31 (f)	2,265	2,270
LSF9 Atlantis Holdings, LLC
2024 1st Lien Term Loan B, 0.00%, (SOFR + 5.25%), 09/10/29 (f) (g)	1,835	1,849
2024 1st Lien Term Loan B, 10.26%, (SOFR + 5.25%), 09/10/29 (f)	3,196	3,220
		12,532
Industrials 1.5%
Advisor Group, Inc.
2024 Term Loan, 9.25%, (1 Month Term SOFR + 4.00%), 08/16/28 (f)	2,743	2,711
Magnite Inc
2024 Term Loan B, 9.75%, (6 Month Term SOFR + 4.50%), 01/31/31 (f)	721	726
2024 Term Loan B, 9.75%, (3 Month Term SOFR + 4.50%), 01/31/31 (f)	4,530	4,559
		7,996
Health Care 1.5%
Endo Luxembourg Finance Company I S.a r.l.
2024 Term Loan B, 9.78%, (3 Month Term SOFR + 4.50%), 04/02/31 (f)	2,600	2,596
Surgery Center Holdings, Inc.
2024 Term Loan B, 7.67%, (SOFR + 2.75%), 12/05/30 (f)	5,224	5,224
		7,820
Utilities 1.0%
GIP III Stetson I, L.P
2023 Term Loan B, 8.75%, (SOFR + 3.50%), 10/05/28 (f)	4,906	4,900
Consumer Staples 0.4%
Naked Juice LLC
2nd Lien Term Loan, 11.43%, (SOFR + 6.00%), 01/25/30 (f)	3,400	2,063
Total Senior Floating Rate Instruments (cost $48,748)		47,938
PREFERRED STOCKS 0.8%
Financials 0.8%
Osaic Financial Services, Inc., 6.50%, 11/30/27 (h)	198	3,882
Total Preferred Stocks (cost $3,793)		3,882
COMMON STOCKS 0.0%
Energy 0.0%
Ascent Resources - Marcellus, LLC	5	5
Total Common Stocks (cost $16)		5
SHORT TERM INVESTMENTS 7.8%
Securities Lending Collateral 4.4%
JNL Government Money Market Fund - Class SL, 4.92% (i) (j)	23,099	23,099
Investment Companies 3.4%
T. Rowe Price Government Reserve Fund, 4.89% (i) (j)	17,645	17,645
Total Short Term Investments (cost $40,744)		40,744
Total Investments 102.7% (cost $522,474)		533,743
Other Assets and Liabilities, Net (2.7)%		(13,894)
Total Net Assets 100.0%		519,849

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2024, the value and the percentage of net assets of these securities was $404,815 and 77.9% of the Fund.

(b) Convertible security.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) All or a portion of the security was on loan as of September 30, 2024.

(e) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) This senior floating rate interest will settle after September 30, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(h) Non-income producing security.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/T. Rowe Price U.S. High Yield Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	—	138,327	138,327	50	—	—	—	—
JNL Government Money Market Fund, 4.92% - Class SL	11,799	101,189	89,889	644	—	—	23,099	4.4
T. Rowe Price Government Reserve Fund, 4.89%	—	298,800	281,155	623	—	—	17,645	3.4
	11,799	538,316	509,371	1,317	—	—	40,744	7.8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price U.S. High Yield Fund
Assets - Securities
Corporate Bonds And Notes	—	441,174	—	441,174
Senior Floating Rate Instruments	—	47,938	—	47,938
Preferred Stocks	3,882	—	—	3,882
Common Stocks	5	—	—	5
Short Term Investments	40,744	—	—	40,744
	44,631	489,112	—	533,743

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Value Fund
COMMON STOCKS 99.6%
Financials 21.5%
Allstate Corporation, The	215	40,687
American Express Company	243	65,802
Annaly Capital Management, Inc.	831	16,684
Bank of America Corporation	2,440	96,802
Berkshire Hathaway Inc. - Class B (a)	389	179,103
Charles Schwab Corporation, The	1,388	89,955
Chubb Limited	87	25,051
Citigroup Inc.	371	23,240
CME Group Inc. - Class A	135	29,692
Corebridge Financial, Inc.	622	18,124
Corpay Inc (a)	83	25,867
East West Bancorp, Inc.	138	11,421
Fiserv, Inc. (a)	489	87,794
Goldman Sachs Group, Inc., The	48	23,687
Huntington Bancshares Incorporated	851	12,508
JPMorgan Chase & Co.	699	147,329
KeyCorp	1,334	22,341
MetLife, Inc.	194	15,996
The Progressive Corporation	116	29,480
Travelers Companies, Inc. , The	177	41,350
Visa Inc. - Class A	131	36,106
		1,039,019
Health Care 17.2%
AstraZeneca PLC - ADR	1,045	81,406
Becton, Dickinson and Company	158	38,142
Bristol-Myers Squibb Company	505	26,149
Cencora, Inc.	303	68,113
Danaher Corporation	146	40,547
Elevance Health, Inc.	178	92,480
GE HealthCare Technologies Inc.	201	18,890
HCA Healthcare, Inc.	34	13,656
Johnson & Johnson	719	116,576
Merck & Co., Inc.	258	29,263
Revvity, Inc.	365	46,610
Tenet Healthcare Corporation (a)	311	51,697
The Cigna Group	122	42,133
Thermo Fisher Scientific Inc.	95	58,982
UnitedHealth Group Incorporated	189	110,414
		835,058
Industrials 15.0%
AMETEK, Inc.	388	66,542
Boeing Company, The (a)	39	5,990
CSX Corporation	1,266	43,722
Cummins Inc.	111	35,899
Deere & Company	112	46,866
Dover Corporation	27	5,085
FedEx Corporation	103	28,221
Ferguson Enterprises Inc.	135	26,807
General Dynamics Corporation	120	36,321
General Electric Company	279	52,560
L3Harris Technologies, Inc.	173	41,122
Norfolk Southern Corporation	204	50,591
Northrop Grumman Corporation	27	14,523
Old Dominion Freight Line, Inc.	189	37,543
Owens Corning	59	10,397
Parker-Hannifin Corporation	35	22,051
Republic Services, Inc.	159	31,974
Rockwell Automation, Inc.	181	48,538
Union Pacific Corporation	211	51,937
Westinghouse Air Brake Technologies Corporation	392	71,284
		727,973
Consumer Staples 10.8%
Coca-Cola Company, The	1,111	79,841
Colgate-Palmolive Company	558	57,923
Dollar Tree, Inc. (a)	313	22,006
Kenvue Inc.	6,129	141,772
Keurig Dr Pepper Inc.	1,091	40,891
Mondelez International, Inc. - Class A	471	34,716
Procter & Gamble Company, The	382	66,175
Walmart Inc.	970	78,311
		521,635
Energy 8.8%
Chesapeake Energy Corporation	142	11,671
Chevron Corporation	368	54,142
ConocoPhillips	651	68,535
Diamondback Energy, Inc.	150	25,895
EQT Corporation	1,313	48,103
Exxon Mobil Corporation	671	78,648
Halliburton Company	38	1,110
Range Resources Corporation	1,684	51,785
Schlumberger Limited	1,325	55,587
Viper Energy, Inc. - Class A	120	5,434
Williams Companies, Inc., The	535	24,403
		425,313
Information Technology 7.1%
Advanced Micro Devices, Inc. (a)	276	45,270
Amphenol Corporation - Class A	376	24,520
Analog Devices, Inc.	140	32,293
Keysight Technologies, Inc. (a)	455	72,328
Lam Research Corporation	17	14,024
Microsoft Corporation	54	23,434
Qualcomm Incorporated	83	14,165
Te Connectivity Public Limited Company	306	46,222
Texas Instruments Incorporated	350	72,406
		344,662
Consumer Discretionary 5.6%
AutoZone, Inc. (a)	14	44,998
Booking Holdings Inc.	9	38,992
Compagnie Financiere Richemont SA	204	32,290
Hilton Worldwide Holdings Inc.	62	14,337
Home Depot, Inc. , The	128	51,728
McDonald's Corporation	193	58,731
Starbucks Corporation	163	15,920
Tractor Supply Company	43	12,510
		269,506
Materials 5.3%
Franco-Nevada Corporation	223	27,679
Freeport-McMoRan Inc.	49	2,446
International Paper Company	1,053	51,440
Linde Public Limited Company	97	46,323
Martin Marietta Materials, Inc.	46	24,678
Mosaic Company, The	771	20,658
Southern Copper Corporation	118	13,671
The Sherwin-Williams Company	126	48,090
Wheaton Precious Metals Corp. (b)	328	20,039
		255,024
Utilities 4.4%
Ameren Corporation	578	50,515
Atmos Energy Corporation	222	30,736
Exelon Corporation	1,078	43,721
NextEra Energy, Inc.	273	23,116
XCEL Energy Inc.	1,027	67,067
		215,155
Communication Services 2.1%
Comcast Corporation - Class A	1,161	48,509
T-Mobile US, Inc.	263	54,227
		102,736
Real Estate 1.8%
Equinix, Inc.	21	19,084
Equity Lifestyle Properties, Inc.	199	14,194
Public Storage Operating Company	151	54,941
		88,219
Total Common Stocks (cost $4,035,127)		4,824,300
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 4.82% (c) (d)	3,008	3,008
T. Rowe Price Government Reserve Fund, 4.89% (c) (d)	23,585	23,585
		26,593

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.92% (c) (d)	26	26
Total Short Term Investments (cost $26,619)		26,619
Total Investments 100.1% (cost $4,061,746)		4,850,919
Other Assets and Liabilities, Net (0.1)%		(6,462)
Total Net Assets 100.0%		4,844,457

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/T. Rowe Price Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	443	134,893	132,328	113	—	—	3,008	—
JNL Government Money Market Fund, 4.92% - Class SL	—	94,812	94,786	57	—	—	26	—
T. Rowe Price Government Reserve Fund, 4.89%	51,263	425,339	453,017	409	—	—	23,585	0.5
	51,706	655,044	680,131	579	—	—	26,619	0.5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Value Fund
Assets - Securities
Common Stocks	4,792,010	32,290	—	4,824,300
Short Term Investments	26,619	—	—	26,619
	4,818,629	32,290	—	4,850,919

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/WCM China Quality Growth Fund
COMMON STOCKS 94.5%
China 75.9%
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H (a)	—	—
Bondex Supply Chain Management Co., Ltd. - Class A	16	165
China Communications Services Corporation Limited - Class H	284	153
China Merchants Bank Co., Ltd. - Class H	35	172
Cloud Village Inc. (b)	12	205
Contemporary Amperex Technology Co., Limited - Class A	6	205
Full Truck Alliance Co. Ltd. - Class A - ADR	14	123
Fuyao Glass Industry Group Co., Ltd. - Class H (a)	18	118
Hangzhou Oxygen Plant Group Co., Ltd. - Class A	36	120
HUYA Inc. - Class A - ADR (b)	43	219
Kanzhun Limited - ADR	9	153
Kweichow Moutai Co., Ltd. - Class A	1	246
Li Ning Company Limited	77	191
Meituan - Class B (a) (b)	13	270
NARI Technology Co., Ltd. - Class A	49	194
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (b)	1	151
Shenzhen Inovance Technology Co., Ltd. - Class A	20	177
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	6	249
Shenzhou International Group Holdings Limited	6	51
Sieyuan Electric Co., Ltd. - Class A	12	129
Tencent Holdings Limited	13	700
TravelSky Technology Limited - Class H	92	135
Trip.com Group Limited - ADR (b)	3	196
Warom Technology Incorporated Company - Class A	67	189
Yadea Group Holdings Ltd (a)	92	162
Zhejiang Jiemei Electronic and Technology Co., Ltd. - Class A	60	175
		4,848
Hong Kong 6.0%
AIA Group Limited	25	221
Hong Kong Exchanges and Clearing Limited	2	90
Techtronic Industries Company Limited	5	73
		384
Netherlands 5.8%
Prosus N.V. - ADR	43	372
Taiwan 4.0%
Allied Supreme Corp.	10	106
MediaTek Inc.	4	148
		254
Singapore 2.8%
BOC Aviation Limited (a)	21	178
Total Common Stocks (cost $5,713)		6,036
Total Investments 94.5% (cost $5,713)		6,036
Other Assets and Liabilities, Net 5.5%		351
Total Net Assets 100.0%		6,387

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

JNL/WCM China Quality Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	275	3,436	3,711	9	—	—	—	—
JNL Government Money Market Fund, 4.92% - Class SL	102	126	228	1	—	—	—	—
	377	3,562	3,939	10	—	—	—	—

JNL/WCM China Quality Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H	04/03/24	—	—	—
BOC Aviation Limited	07/12/24	172	178	2.8
Fuyao Glass Industry Group Co., Ltd. - Class H	10/16/23	84	118	1.9
Meituan - Class B	07/12/24	197	270	4.2
Yadea Group Holdings Ltd	05/07/24	177	162	2.5
		630	728	11.4

JNL/WCM China Quality Growth Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/HKD	BBH	10/02/24	HKD	(260)	(33)	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WCM China Quality Growth Fund
Assets - Securities
Common Stocks	1,214	4,822	—	6,036
	1,214	4,822	—	6,036
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/WCM Focused International Equity Fund
COMMON STOCKS 96.0%
United States of America 14.9%
AON Public Limited Company - Class A	115	39,966
Arch Capital Group Ltd. (a)	518	57,943
EPAM Systems, Inc. (a)	85	16,935
Ferguson Enterprises Inc.	174	34,447
Linde Public Limited Company	79	37,793
Steris Public Limited Company	173	42,020
Waste Connections, Inc.	201	35,990
		265,094
United Kingdom 14.6%
3I Group PLC	1,168	51,733
AstraZeneca PLC	421	65,707
BAE Systems PLC	2,725	45,184
Compass Group PLC	1,086	34,824
Experian PLC	869	45,772
Rolls-Royce Holdings PLC (a)	2,306	16,327
		259,547
Netherlands 9.0%
Adyen N.V. (a) (b)	32	50,479
ASM International N.V.	92	60,860
ASML Holding N.V. - ADR	59	49,397
		160,736
France 8.4%
L'Oreal	81	36,068
Safran	304	71,631
Schneider Electric SE	155	40,758
		148,457
Denmark 5.7%
Novo Nordisk A/S - Class B	848	100,539
Canada 4.8%
Canadian Natural Resources Limited	913	30,309
Canadian Pacific Kansas City Limited	647	55,338
		85,647
Taiwan 4.4%
Taiwan Semiconductor Manufacturing Company Limited - ADR	452	78,478
Italy 4.0%
Ferrari N.V.	153	71,783
Ireland 4.0%
Icon Public Limited Company (a)	245	70,293
Singapore 3.5%
Sea Limited - Class A - ADR (a)	665	62,713
Japan 3.0%
Mitsubishi Heavy Industries, Ltd.	3,580	53,043
Sweden 2.9%
Spotify Technology S.A. (a)	141	51,949
South Korea 2.6%
Coupang, Inc. - Class A (a)	1,882	46,209
India 2.6%
ICICI Bank Limited - ADR	1,519	45,345
Brazil 2.5%
NU Holdings Ltd. - Class A (a)	3,290	44,912
Israel 2.3%
Monday.Com Ltd. (a)	149	41,365
Argentina 2.3%
MercadoLibre, Inc. (a)	20	40,393
Switzerland 2.0%
UBS Group AG	1,121	34,728
Australia 1.5%
Atlassian Corporation - Class A (a)	169	26,790
China 1.0%
Meituan - Class B (a) (b)	816	17,372
Total Common Stocks (cost $1,270,919)		1,705,393
SHORT TERM INVESTMENTS 4.3%
Investment Companies 4.3%
JNL Government Money Market Fund - Class I, 4.82% (c) (d)	76,428	76,428
Total Short Term Investments (cost $76,428)		76,428
Total Investments 100.3% (cost $1,347,347)		1,781,821
Other Derivative Instruments (0.0)%		(21)
Other Assets and Liabilities, Net (0.3)%		(4,603)
Total Net Assets 100.0%		1,777,197

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/WCM Focused International Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	8,496	392,344	324,412	1,507	—	—	76,428	4.3
JNL Government Money Market Fund, 4.92% - Class SL	—	123,549	123,549	66	—	—	—	—
	8,496	515,893	447,961	1,573	—	—	76,428	4.3

JNL/WCM Focused International Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	09/24/20	37,557	50,479	2.8
Meituan - Class B	09/30/24	18,088	17,372	1.0
		55,645	67,851	3.8

JNL/WCM Focused International Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	BBH	10/03/24	HKD	140,614	18,088	(21)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WCM Focused International Equity Fund
Assets - Securities
Common Stocks
United States of America	230,647	34,447	—	265,094
United Kingdom	—	259,547	—	259,547
Netherlands	49,397	111,339	—	160,736
France	—	148,457	—	148,457
Denmark	—	100,539	—	100,539
Canada	85,647	—	—	85,647
Taiwan	78,478	—	—	78,478
Italy	—	71,783	—	71,783
Ireland	70,293	—	—	70,293
Singapore	62,713	—	—	62,713
Japan	—	53,043	—	53,043
Sweden	51,949	—	—	51,949
South Korea	46,209	—	—	46,209
India	45,345	—	—	45,345
Brazil	44,912	—	—	44,912
Israel	41,365	—	—	41,365
Argentina	40,393	—	—	40,393
Switzerland	—	34,728	—	34,728
Australia	26,790	—	—	26,790
China	—	17,372	—	17,372
Short Term Investments	76,428	—	—	76,428
	950,566	831,255	—	1,781,821
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(21)	—	(21)
	—	(21)	—	(21)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/Westchester Capital Event Driven Fund
COMMON STOCKS 36.4%
Communication Services 6.2%
Endeavor Group Holdings, Inc. - Class A (a) (b)	115	3,299
Fox Corporation - Class B	4	156
Frontier Communications Parent, Inc. (c)	1	32
		3,487
Energy 5.9%
ChampionX Corporation	19	562
Hess Corporation	4	483
Southwestern Energy Company (c)	321	2,281
		3,326
Materials 5.5%
Arch Resources, Inc. - Class A	—	3
Ball Corporation (b)	2	122
Berry Global Group, Inc. (b)	11	748
DuPont de Nemours, Inc. (b)	10	847
Haynes International, Inc.	15	911
United States Steel Corporation	—	3
Vale S.A. - ADR (b)	37	428
		3,062
Financials 5.4%
Aimfinity Investment Corp. I (c)	3	39
Alchemy Investments Acquisition Corp 1 - Class A (c)	12	134
Andretti Acquisition Corp. II (c)	9	93
Bowen Acquisition Corp. (c)	6	64
Cartica Acquisition Corp. - Class A (c)	3	38
Cayson Acquisition Corp. (c)	3	31
Corporation Nuvei	17	578
Direct Selling Acquisition Corp. - Class A (c)	6	68
Discover Financial Services	2	287
First Bancshares Inc.	4	134
Graf Global Corp. (c)	4	40
Haymaker Acquisition Corp. IV - Class A (c)	7	79
Heartland Financial USA, Inc.	13	736
Independent Bank Group, Inc.	5	305
Oak Woods Acquisition Corporation - Class A (c)	8	89
SilverBox Corp IV (c)	9	92
TMT Acquisition Corp (c)	11	124
Voyager Acquisition Corp. (c)	10	98
		3,029
Consumer Discretionary 3.2%
Capri Holdings Limited (c)	9	392
Everi Holdings Inc. (c)	30	388
Vista Outdoor Inc. (b) (c)	21	830
Vizio Holding Corp. - Class A (c)	16	179
		1,789
Industrials 3.2%
McGrath RentCorp	2	256
Stericycle, Inc. (c)	25	1,507
		1,763
Information Technology 2.9%
Envestnet, Inc. (c)	2	117
HashiCorp, Inc. - Class A (c)	7	252
Instructure Holdings, Inc. (c)	1	20
Juniper Networks, Inc.	3	112
Silicon Motion, Inc. - ADR (b)	10	595
Smartsheet Inc. - Class A (c)	9	525
		1,621
Health Care 2.3%
Axonics, Inc. (c)	4	273
Baxter International Inc. (b)	3	122
Catalent, Inc. (c)	15	903
		1,298
Consumer Staples 1.3%
Albertsons Companies, Inc. - Class A (a)	30	562
Gold Flora Corporation (c)	9	1
Kellanova (b)	2	175
		738
Utilities 0.5%
Atlantica Sustainable Infrastructure PLC	13	282
Total Common Stocks (cost $20,015)		20,395
CORPORATE BONDS AND NOTES 30.2%
Energy 6.8%
California Resources Corporation
7.13%, 02/01/26 (d)	402	402
Calumet Specialty Products Partners, L.P.
11.00%, 04/15/25 (d)	2,129	2,126
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (d)	195	201
PGS ASA
13.50%, 03/31/27	1,000	1,094
		3,823
Consumer Discretionary 5.9%
Entertainment Studios, Inc.
10.50%, 02/15/28 (d)	1,365	581
Everi Holdings Inc.
5.00%, 07/15/29 (d)	308	307
Gol Finance LLP
15.82%, 01/29/25 (d) (e)	798	853
Grubhub Holdings Inc.
5.50%, 07/01/27 (d)	99	92
Light and Wonder International, Inc.
7.00%, 05/15/28 (a) (d)	947	954
Vista Outdoor Inc.
4.50%, 03/15/29 (d)	524	521
		3,308
Communication Services 5.4%
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/29 (d)	1,024	881
Connect Finco SARL
6.75%, 10/01/26 (d)	426	426
Getty Images, Inc.
9.75%, 03/01/27 (a) (d)	1,229	1,227
TechTarget, Inc.
0.00%, 12/15/26 (f) (g)	498	482
		3,016
Industrials 4.9%
LATAM Airlines Group S.A.
13.38%, 10/15/27 (d)	899	990
Mauser Packaging Solutions Holding Company
9.25%, 04/15/27 (a) (d)	1,304	1,338
Werner Finco LP
11.50%, 06/15/28 (d)	364	401
		2,729
Consumer Staples 3.6%
Kronos Acquisition Holdings Inc
8.25%, 06/30/31 (d)	60	60
10.75%, 06/30/32 (d)	29	27
La Financiere de l'Europe
8.50%, 06/30/28, EUR (f) (h) (i)	464	249
Vector Group Ltd.
10.50%, 11/01/26 (d)	1,025	1,037
5.75%, 02/01/29 (d)	624	633
		2,006
Utilities 1.5%
Encavis Finance B.V.
1.88%, (100, 11/24/27), EUR (f) (i) (j) (k)	800	854
Materials 0.9%
Illuminate Buyer LLC
9.00%, 07/01/28 (d)	517	522
Health Care 0.9%
Catalent Pharma Solutions, Inc.
3.13%, 02/15/29 (d)	232	228
3.50%, 04/01/30 (d)	298	293
		521
Financials 0.3%
MoneyGram International, Inc.
9.00%, 06/01/30 (d)	188	181
Total Corporate Bonds And Notes (cost $17,909)		16,960

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
INVESTMENT COMPANIES 3.2%
BlackRock MuniYield Quality Fund III, Inc.	10	119
Blackstone Senior Floating Rate 2027 Term Fund	7	103
Blackstone Strategic Credit Fund	3	35
Franklin Universal Trust	40	299
Invesco Municipal Opportunity Trust	27	274
Invesco Value Municipal Income Trust	11	143
Nuveen AMT-Free Quality Municipal Income Fund	36	435
Nuveen Enhanced Municipal Credit Income Fund	16	205
Nuveen Municipal Value Fund	2	16
Nuveen New York AMT-Free Quality Municipal Income Fund	12	129
Saba Capital Income & Opportunities Fund	4	33
Total Investment Companies (cost $1,697)		1,791
SENIOR FLOATING RATE INSTRUMENTS 2.9%
Communication Services 1.9%
Syniverse Holdings, Inc.
2022 Term Loan, 12.33%, (3 Month Term SOFR + 7.00%), 05/06/27 (e)	1,078	1,063
Health Care 1.0%
Bausch & Lomb Corporation
Term Loan, 0.00%, (SOFR + 3.25%), 05/05/27 (e) (l)	563	560
Total Senior Floating Rate Instruments (cost $1,615)		1,623
OTHER EQUITY INTERESTS 2.1%
Altaba Inc. (c) (m) (n)	839	1,187
Pershing Square Tontine Holdings, Ltd. (c) (m) (n)	16	—
Total Other Equity Interests (cost $1,292)		1,187
PREFERRED STOCKS 1.8%
Financials 1.8%
Federal Home Loan Mortgage Corporation, 0.00%, (25, 12/31/27) (a) (c) (j) (o)	226	923
Federal National Mortgage Association, Inc. - Series S, 0.00%, (25, 12/31/25) (c) (j) (o)	19	81
Total Preferred Stocks (cost $691)		1,004
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.5%
Hercules Capital Funding Trust 2019-1
Series 2016-B-2, 3.65%, 10/07/25	280	273
Total Non-U.S. Government Agency Asset-Backed Securities (cost $271)		273
RIGHTS 0.5%
Akouos, Inc. (c) (m)	11	5
Bristol-Myers Squibb Company (c) (m)	92	78
Bukit Jalil Global Acquisition 1 Ltd (c)	4	1
ESH Acquisition Corp. (c)	11	1
Golden Star Acquisition Corporation (c)	7	—
Inhibrx, Inc. (c) (m)	4	3
Pan American Silver Corp. (c)	429	182
Pershing Square SPARC Holdings, Ltd. (c) (m)	4	1
Spring Valley Acquisition Corp. II (c)	3	—
TMT Acquisition Corp (c)	8	2
Total Rights (cost $613)		273
WARRANTS 0.1%
Airship AI Holdings Inc. (c)	90	18
Alchemy Investments Acquisition Corp 1 (c)	6	1
Allurion Technologies, Inc. (c)	6	—
Altenergy Acquisition Corp. (c)	2	—
Amprius Technologies Operating, Inc. (c)	10	1
Ares Acquisition Corp. (c)	11	2
Arogo Capital Acquisition Corporation (c)	6	—
Bridger Aerospace Group Holdings, Inc. (c)	12	—
Bukit Jalil Global Acquisition 1 Ltd (c)	2	—
Buzzfeed, Inc. (c)	7	1
Capri Listco (c) (m)	14	—
Cartesian Growth Corporation II (c)	2	—
Cero Therapeutics Holdings, Inc. (c)	2	—
Corner Growth Acquisition Corp. (c) (m)	4	1
ECARX Holdings Inc. (c)	12	—
EVe Mobility Acquisition Corp (c)	3	—
Evergreen Corp. (c)	6	—
Foxo Technologies Inc. (c)	11	—
Freightos Ltd (c)	2	—
Getaround Operating, Inc. (c)	5	—
Global Blockchain Acquisition Corp. (c)	23	—
Goal Acquisitions Corp. (c)	119	1
Grove Collaborative Holdings, Inc. (c)	5	—
Haymaker Acquisition Corp. IV (c)	4	1
iLearningEngines, Inc. (c)	16	4
International Media Acquisition Corp. (c)	19	—
Jaws Mustang Acquisition Corp. (c)	8	—
KLDiscovery Ontrack, LLC (c)	78	—
LeddarTech Holdings Inc. (c)	37	1
MKDWELL Tech Inc. (c)	17	—
Moneylion Technologies Inc. (c)	34	2
Movella Holdings Inc. (c) (m)	5	—
New Horizon Aircraft Ltd. (c)	28	—
Newbury Street Acquisition Corporation (c) (m)	13	1
Oak Woods Acquisition Corporation (c)	21	1
Pyrophyte Acquisition Corp. (c)	3	—
Q-Si Operations Inc. (c)	13	1
RMG Acquisition Corp. III (c) (m)	9	—
Slam Corp. (c)	10	2
Spring Valley Acquisition Corp. II (c)	1	—
Target Global Acquisition I Corp. (c)	4	—
Tevogen Bio Holdings Inc. (c)	3	—
Vaso Holding Corporation (c)	30	—
Veea Inc. (c)	5	1
Volato Group, Inc. (c)	5	—
XBP Europe Holdings, Inc. (c)	6	—
Zapp Electric Vehicles Group Limited (c)	5	—
Zeo Energy Corp. (c)	2	—
Total Warrants (cost $324)		39
SHORT TERM INVESTMENTS 5.1%
Investment Companies 5.1%
JNL Government Money Market Fund - Class I, 4.82% (p) (q)	2,851	2,851
Total Short Term Investments (cost $2,851)		2,851
Total Investments 82.8% (cost $47,278)		46,396
Total Securities Sold Short (0.6)% (proceeds $332)		(338)
Total Purchased Options 0.1% (cost $135)		49
Other Derivative Instruments 0.5%		280
Other Assets and Liabilities, Net 17.2%		9,657
Total Net Assets 100.0%		56,044

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

(a) All or a portion of the security is pledged or segregated as collateral.

(b) All or a portion of the security is subject to a written call option.

(c) Non-income producing security.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2024, the value and the percentage of net assets of these securities was $14,281 and 25.5% of the Fund.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Convertible security.

(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(j) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(k) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(l) This senior floating rate interest will settle after September 30, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(m) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(n) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(o) As of September 30, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 1.8% of the Fund’s net assets.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.6%)
COMMON STOCKS (0.6%)
Energy (0.5%)
Chevron Corporation	(1)	(220)
CONSOL Energy Inc.	—	(3)
Schlumberger Limited	(1)	(33)
		(256)
Financials (0.1%)
UMB Financial Corporation	(1)	(82)
Total Common Stocks (proceeds $332)		(338)
Total Securities Sold Short (0.6%) (proceeds $332)		(338)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/Westchester Capital Event Driven Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	—	82,359	79,508	148	—	—	2,851	5.1

JNL/Westchester Capital Event Driven Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Encavis Finance B.V., 1.88% (callable at 100, 11/24/27)	04/09/24	824	854	1.5
La Financiere de l'Europe, 8.50%, 06/30/28	04/03/24	361	249	0.5
		1,185	1,103	2.0

JNL/Westchester Capital Event Driven Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Ball Corporation	Put	55.00	11/15/24	18	99	1
Ball Corporation	Put	50.00	11/15/24	130	650	1
Baxter International Inc.	Put	30.00	11/15/24	367	1,101	6
Berry Global Group, Inc.	Put	57.50	12/20/24	110	633	13
DuPont de Nemours, Inc.	Put	70.00	11/15/24	95	665	3
International Game Technology PLC	Put	20.00	10/18/24	670	1,340	6
Silicon Motion, Inc.	Put	55.00	10/18/24	98	539	3
SPDR S&P 500 ETF Trust	Put	560.00	10/18/24	36	2,016	10
SPDR S&P 500 ETF Trust	Put	550.00	10/18/24	12	660	2
Vale S.A.	Put	10.00	10/18/24	949	949	3
						48

JNL/Westchester Capital Event Driven Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
Options on Securities
Siemens Aktiengesellschaft	GSC	Put	EUR	160.00	10/18/24	30	EUR	480	1

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Ball Corporation	Call	62.50	11/15/24	18	113	(13)
Ball Corporation	Call	57.50	11/15/24	130	748	(144)
Baxter International Inc.	Call	35.00	11/15/24	367	1,285	(143)
Berry Global Group, Inc.	Call	62.50	12/20/24	110	688	(86)
DuPont de Nemours, Inc.	Call	77.50	11/15/24	95	736	(111)
Endeavor Group Holdings, Inc.	Call	27.00	11/15/24	58	157	(8)
International Game Technology PLC	Call	22.00	10/18/24	670	1,474	(14)
Kellanova	Call	82.50	10/18/24	62	512	—
Silicon Motion, Inc.	Call	65.00	10/18/24	98	637	(5)
SPDR S&P 500 ETF Trust	Call	565.00	10/18/24	19	1,074	(26)
SPDR S&P 500 ETF Trust	Put	545.00	10/18/24	26	1,417	(4)
Vale S.A.	Call	11.50	10/18/24	239	275	(11)
Vista Outdoor Inc.	Call	40.00	11/15/24	46	184	(8)
Willscot Holdings Corporation	Put	42.50	10/18/24	5	21	(3)
Willscot Holdings Corporation	Put	40.00	10/18/24	3	12	(1)
						(577)

JNL/Westchester Capital Event Driven Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
Options on Securities
Siemens Aktiengesellschaft	GSC	Call	EUR	170.00	10/18/24	7	EUR	119	(10)
Siemens Aktiengesellschaft	GSC	Call	EUR	168.00	10/18/24	30	EUR	504	(48)
									(58)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/Westchester Capital Event Driven Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	GSC	10/29/24	AUD	2,315	1,601	82
EUR/USD	GSC	10/01/24	EUR	331	368	(1)
EUR/USD	GSC	10/01/24	EUR	90	101	—
EUR/USD	GSC	11/26/24	EUR	247	276	(1)
EUR/USD	GSC	11/26/24	EUR	161	179	—
GBP/USD	JPM	12/19/24	GBP	23	31	—
USD/AUD	GSC	10/29/24	AUD	(2,290)	(1,582)	(79)
USD/AUD	GSC	10/29/24	AUD	(27)	(19)	—
USD/EUR	GSC	10/01/24	EUR	(762)	(847)	(23)
USD/EUR	GSC	11/26/24	EUR	(741)	(827)	(1)
USD/EUR	GSC	12/06/24	EUR	(381)	(426)	1
USD/EUR	GSC	12/11/24	EUR	(668)	(746)	1
USD/EUR	JPM	12/12/24	EUR	(297)	(331)	(3)
USD/EUR	JPM	12/13/24	EUR	(800)	(894)	(16)
USD/EUR	GSC	12/18/24	EUR	(858)	(960)	(21)
USD/EUR	GSC	12/18/24	EUR	(220)	(248)	—
USD/EUR	SSB	12/18/24	EUR	(71)	(80)	(3)
USD/EUR	GSC	12/19/24	EUR	(351)	(392)	—
USD/GBP	GSC	12/19/24	GBP	(384)	(513)	(10)
USD/GBP	GSC	12/19/24	GBP	(372)	(498)	—
USD/GBP	JPM	12/19/24	GBP	(88)	(117)	—
USD/GBP	GSC	12/20/24	GBP	(224)	(299)	(3)
USD/GBP	GSC	12/20/24	GBP	(79)	(105)	—
USD/GBP	GSC	12/31/24	GBP	(122)	(162)	(5)
USD/GBP	GSC	12/31/24	GBP	(28)	(38)	—
USD/JPY	GSC	10/17/24	JPY	(181,076)	(1,263)	(101)
USD/JPY	GSC	10/17/24	JPY	(2,119)	(15)	—
USD/SEK	GSC	12/17/24	SEK	(6,800)	(671)	(37)
USD/SEK	GSC	12/17/24	SEK	(108)	(11)	—
					(8,488)	(220)

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
Stericycle, Inc. (MT)	OBFR +0.61% (Q)	BCL	06/10/25 ††	607	—	20
ABIOMED, Inc.‡ (MT)	OBFR +0.00% (M)	BOA	12/22/24 ††	—	—	3
Bristol-Myers Squibb Company‡ (MT)	1M LIBOR +0.00% (Q)	BOA	12/20/24 ††	—	—	33
Brookfield Property Preferred LP (MT)	OBFR +0.75% (M)	BOA	02/05/25 ††	20	—	8
Amedisys, Inc. (MT)	OBFR +0.61% (Q)	GSC	11/01/24 ††	2,455	—	(36)
ANSYS, Inc. (MT)	OBFR +0.61% (M)	GSC	07/22/25 ††	454	—	5
Axonics, Inc. (MT)	OBFR +0.61% (Q)	GSC	03/01/25 ††	1,705	—	44
Ball Corporation (MT)	OBFR +0.61% (Q)	GSC	01/02/25 ††	748	—	134
Baxter International Inc. (MT)	OBFR +0.61% (Q)	GSC	10/17/25 ††	1,349	—	(69)
Britvic PLC (MT)	OBFR +0.61% (Q)	GSC	08/15/25 ††	972	—	10
Catalent, Inc. (MT)	OBFR +0.61% (Q)	GSC	05/28/25 ††	1,096	—	113
ChampionX Corporation (MT)	OBFR +0.61% (Q)	GSC	08/06/25 ††	1,078	—	(25)
Covestro AG (MT)	OBFR +0.61% (Q)	GSC	10/21/24 ††	317	—	33
Darktrace PLC (MT)	OBFR +0.85% (Q)	GSC	06/06/25 ††	430	—	18
DS Smith PLC (MT)	OBFR +0.61% (Q)	GSC	03/26/25 ††	109	—	43
Envestnet, Inc. (MT)	OBFR +0.61% (M)	GSC	07/24/25 ††	632	—	7
HashiCorp, Inc. (MT)	OBFR +0.61% (Q)	GSC	09/25/25 ††	1,837	—	—
Hess Corporation (MT)	OBFR +0.61% (Q)	GSC	01/23/25 ††	5,669	—	(376)
International Game Technology PLC (MT)	OBFR +0.61% (Q)	GSC	08/06/25 ††	1,432	—	(8)
Juniper Networks, Inc. (MT)	OBFR +0.61% (Q)	GSC	01/17/25 ††	929	—	38
Kellanova (MT)	OBFR +0.61% (M)	GSC	09/20/25 ††	1,936	—	(2)
Kindred Group PLC (MT)	OBFR +0.75% (Q)	GSC	03/26/25 ††	611	—	63
Neoen (MT)	OBFR +0.75% (Q)	GSC	06/28/25 ††	1,203	—	50
Saba Capital Income & Opportunities Fund (MT)	OBFR +1.21% (M)	GSC	05/20/25 ††	73	—	5
Shinko Electric Industries Co., Ltd. (MT)	OBFR +0.61% (Q)	GSC	02/10/25 ††	1,134	—	48
Siemens Aktiengesellschaft (MT)	OBFR +0.61% (Q)	GSC	05/20/25 ††	815	—	92
Spirent Communications PLC (MT)	OBFR +0.61% (Q)	GSC	09/24/25 ††	173	—	(3)
Thyssenkrupp AG (MT)	OBFR +0.61% (Q)	GSC	06/13/25 ††	267	—	(33)
United States Steel Corporation (MT)	OBFR +0.61% (Q)	GSC	10/20/25 ††	1,731	—	(46)
Vale S.A. (MT)	OBFR +0.61% (Q)	GSC	01/18/26 ††	396	—	60
Vivendi SE (MT)	OBFR +0.61% (Q)	GSC	12/30/24 ††	381	—	19

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
BlackRock Floating Rate Income Strategies Fund, Inc. (MT)	OBFR +0.76% (Q)	JPM	05/08/25 ††	144	—	5
Britvic PLC (MT)	OBFR +0.85% (Q)	JPM	09/30/25 ††	84	—	—
Darktrace PLC (MT)	OBFR +0.49% (Q)	JPM	06/10/25 ††	1,503	—	49
DS Smith PLC (MT)	OBFR +0.46% (Q)	JPM	05/08/25 ††	1,473	—	374
Hargreaves Lansdown PLC (MT)	OBFR +1.00% (Q)	JPM	09/12/25 ††	395	—	7
Nuveen New York AMT-Free Quality Municipal Income Fund (MT)	OBFR +0.38% (Q)	JPM	11/25/24 ††	714	—	151
Vivendi SE (MT)	OBFR +0.55% (Q)	JPM	12/30/24 ††	58	—	11
					—	845
Total return swap agreements - paying return
EQUITY
Pan American Silver Corp. (MT)	OBFR -0.40% (Q)	BOA	02/05/25 ††	(330)	—	(114)
Capital One Financial Corporation (MT)	OBFR -0.35% (Q)	GSC	05/07/25 ††	(291)	—	(21)
Chesapeake Energy Corporation (MT)	OBFR -0.75% (Q)	GSC	05/17/25 ††	(2,281)	—	37
Chevron Corporation (MT)	OBFR -0.35% (Q)	GSC	11/15/24 ††	(6,749)	—	568
ConocoPhillips (MT)	OBFR -0.35% (Q)	GSC	05/30/25 ††	(1)	—	—
Fox Corporation (MT)	OBFR -0.35% (Q)	GSC	09/10/25 ††	(163)	—	(10)
International Paper Company (MT)	OBFR -0.35% (Q)	GSC	05/17/25 ††	(1,087)	—	(128)
Renasant Corporation (MT)	OBFR -0.35% (Q)	GSC	08/06/25 ††	(134)	—	(2)
Southstate Corporation (MT)	OBFR -0.35% (Q)	GSC	05/29/25 ††	(252)	—	(48)
Synopsys, Inc. (MT)	OBFR -0.35% (Q)	GSC	05/17/25 ††	(281)	—	28
UMB Financial Corporation (MT)	OBFR -0.35% (Q)	GSC	05/30/25 ††	(606)	—	(63)
Willscot Holdings Corporation (MT)	OBFR -0.35% (Q)	GSC	05/17/25 ††	(34)	—	—
Chesapeake Energy Corporation (MT)	OBFR -0.53% (Q)	JPM	05/20/25 ††	(204)	—	21
International Paper Company (MT)	OBFR -0.25% (Q)	JPM	05/09/25 ††	(625)	—	(145)
Schlumberger Limited (MT)	OBFR -0.35% (Q)	JPM	05/17/25 ††	(1,796)	—	167
South Street Corp. (MT)	OBFR -0.35% (Q)	JPM	10/01/25 ††	(8)	—	—
					—	290

‡Total Return Swap fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Schedules of Investments.

††For this swap agreement, the expiration date represents the termination date, which is generally 13 months from the effective date. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Westchester Capital Event Driven Fund
Assets - Securities
Common Stocks	20,395	—	—	20,395
Corporate Bonds And Notes	—	16,960	—	16,960
Investment Companies	1,791	—	—	1,791
Senior Floating Rate Instruments	—	1,623	—	1,623
Other Equity Interests	—	—	1,187	1,187
Preferred Stocks	1,004	—	—	1,004
Non-U.S. Government Agency Asset-Backed Securities	—	273	—	273
Rights	186	—	87	273
Warrants	37	—	2	39
Short Term Investments	2,851	—	—	2,851
	26,264	18,856	1,276	46,396
Liabilities - Securities
Common Stocks	(338)	—	—	(338)
	(338)	—	—	(338)
Assets - Investments in Other Financial Instruments[1]
Exchange Traded Purchased Options	48	—	—	48
OTC Purchased Options	—	1	—	1
Open Forward Foreign Currency Contracts	—	84	—	84
OTC Total Return Swap Agreements	—	2,228	36	2,264
	48	2,313	36	2,397

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Westchester Capital Event Driven Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(577)	—	—	(577)
OTC Written Options	—	(58)	—	(58)
Open Forward Foreign Currency Contracts	—	(304)	—	(304)
OTC Total Return Swap Agreements	—	(1,129)	—	(1,129)
	(577)	(1,491)	—	(2,068)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/Western Asset Global Multi-Sector Bond Fund
CORPORATE BONDS AND NOTES 53.3%
United States of America 24.8%
Air Lease Corporation
3.70%, 04/15/30, EUR	1,460	1,630
American Airlines, Inc.
5.75%, 04/20/29 (a)	3,620	3,615
American Axle & Manufacturing, Inc.
5.00%, 10/01/29 (b)	1,090	998
Ardagh Metal Packaging Finance Public Limited Company
4.00%, 09/01/29 (a) (b)	200	179
AT&T Inc.
2.90%, 12/04/26, GBP	2,070	2,668
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (a)	1,500	1,410
Bank of America Corporation
5.29%, 04/25/34	660	686
4.08%, 03/20/51	2,840	2,467
Caesars Entertainment, Inc.
6.50%, 02/15/32 (a)	1,230	1,272
Carnival Corporation
10.50%, 06/01/30 (a)	1,140	1,238
CCO Holdings, LLC
4.50%, 05/01/32	1,800	1,556
Centene Corporation
4.63%, 12/15/29	1,660	1,625
Charles Schwab Corporation, The
4.00%, (100, 12/01/30) (c)	640	572
Charter Communications Operating, LLC
3.50%, 06/01/41	670	469
Cheniere Energy Partners, L.P.
4.00%, 03/01/31	950	899
Continental Resources, Inc.
4.90%, 06/01/44	2,830	2,407
CSC Holdings, LLC
6.50%, 02/01/29 (a)	2,500	2,068
DCP Midstream, LLC
6.45%, 11/03/36 (a)	1,620	1,747
Devon Energy Corporation
5.85%, 12/15/25	870	878
5.20%, 09/15/34	1,440	1,435
5.00%, 06/15/45	470	420
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	1,430	1,402
DISH DBS Corporation
5.75%, 12/01/28 (a)	3,020	2,652
Diversified Healthcare Trust
9.75%, 06/15/25	766	766
Energy Transfer LP
5.60%, 09/01/34	1,440	1,499
8.00%, 05/15/54	380	407
Enterprise Products Operating LLC
4.80%, 02/01/49	1,440	1,348
EQT Corporation
5.00%, 01/15/29	2,120	2,142
Ford Motor Company
3.25%, 02/12/32	2,000	1,704
Freeport-McMoRan Inc.
5.45%, 03/15/43	1,140	1,136
Goldman Sachs Group, Inc., The
3.65%, (100, 08/10/26) (c)	1,340	1,271
6.04%, (3 Month Term SOFR + 1.03%), (100, 11/07/24) (b) (c) (d)	540	458
GTCR W-2 Merger Sub LLC
7.50%, 01/15/31 (a)	790	847
8.50%, 01/15/31, GBP (a)	140	202
JPMorgan Chase & Co.
3.33%, 04/22/52	1,270	980
Kroger Co., The
5.00%, 09/15/34	380	383
Lifepoint Health, Inc.
4.38%, 02/15/27 (a)	1,000	981
Millicom International Cellular SA
5.13%, 01/15/28 (a)	2,268	2,207
Morgan Stanley
5.79%, 11/18/33, GBP	1,000	1,403
Netflix, Inc.
4.88%, 06/15/30 (a)	1,830	1,888
NGPL PipeCo LLC
4.88%, 08/15/27 (a)	1,150	1,152
Occidental Petroleum Corporation
3.50%, 08/15/29	1,000	940
5.38%, 01/01/32	520	527
Range Resources Corporation
4.75%, 02/15/30 (a)	4,000	3,859
Ray Financing LLC
6.50%, 07/15/31, EUR	650	737
Rockies Express Pipeline LLC
6.88%, 04/15/40 (a)	1,430	1,395
Royal Caribbean Cruises Ltd.
6.25%, 03/15/32 (a)	500	519
Southern Natural Gas Company, L.L.C.
8.00%, 03/01/32	300	352
Southwestern Energy Company
4.75%, 02/01/32	3,190	3,052
Spirit Airlines, Inc.
8.00%, 09/20/25 (a)	2,340	1,283
Sprint Capital Corporation
8.75%, 03/15/32	2,000	2,484
Targa Resources Partners LP
5.50%, 03/01/30	1,000	1,017
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (a)	740	677
The Cigna Group
4.80%, 08/15/38	510	497
T-Mobile USA, Inc.
3.88%, 04/15/30	1,480	1,440
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (a)	2,550	2,464
United Rentals (North America), Inc.
3.75%, 01/15/32	4,010	3,659
Viking Cruises Limited
5.88%, 09/15/27 (a)	1,000	998
Viking Ocean Cruises Ship VII Ltd
5.63%, 02/15/29 (a)	1,050	1,047
VOC Escrow Ltd.
5.00%, 02/15/28 (a)	1,860	1,837
Wells Fargo & Company
5.88%, (100, 06/15/25) (c) (e)	1,510	1,497
5.39%, 04/24/34	780	810
4.61%, 04/25/53	940	869
Western Midstream Operating, LP
3.95%, 06/01/25	710	704
5.50%, 08/15/48	500	463
5.25%, 02/01/50 (e) (f)	1,380	1,251
Williams Companies, Inc., The
5.75%, 06/24/44	2,200	2,273
		91,718
United Kingdom 6.0%
B&M European Value Retail S.A.
4.00%, 11/15/28, GBP (g)	1,090	1,352
CPUK Mortgage Finance Limited
3.59%, 08/28/25, GBP (e) (g)	2,010	2,644
Gatwick Airport Finance PLC
4.38%, 04/07/26, GBP (g)	1,700	2,222
HSBC Holdings PLC
6.38%, (100, 03/30/25) (c) (h)	2,800	2,804
Lloyds Banking Group PLC
4.72%, 08/11/26 (h)	2,630	2,625
NatWest Group PLC
4.50%, (100, 03/31/28), GBP (c) (h)	1,060	1,289
Peu (Fin) PLC
7.25%, 07/01/28, EUR (g)	470	544
7.25%, 07/01/28, EUR (a)	430	498
Pinewood Finco PLC
6.00%, 03/27/30, GBP (a)	1,140	1,527

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Pinnacle Bidco PLC
10.00%, 10/11/28, GBP (a)	700	996
Premier Foods Finance PLC
3.50%, 10/15/26, GBP (g)	1,030	1,341
VMED O2 UK Financing I PLC
4.50%, 07/15/31, GBP (g)	1,080	1,243
Whitbread PLC
2.38%, 05/31/27, GBP (g)	2,340	2,909
		21,994
France 3.8%
Afflelou
6.00%, 07/25/29, EUR	230	263
Altice Financing S.A.
2.25%, 01/15/25, EUR (g)	1,420	1,555
Altice France
2.13%, 02/15/25, EUR (g)	1,460	1,561
Altice France Holding S.A.
8.13%, 02/01/27 (a) (b)	820	666
Banijay Entertainment
7.00%, 05/01/29, EUR (a)	590	690
BNP Paribas
7.38%, (100, 08/19/25) (c) (g) (h)	2,730	2,764
Credit Agricole SA
7.50%, (100, 06/23/26), GBP (c) (g) (h)	2,090	2,829
Goldstory
6.75%, 02/01/30, EUR (a)	680	772
IPD 3 B.V.
8.00%, 06/15/28, EUR (a)	260	306
Kapla Holding
3.38%, 12/15/26, EUR (g)	1,200	1,322
Loxama
3.75%, 07/15/26, EUR (g)	1,140	1,262
		13,990
Netherlands 2.9%
Boels Topholding B.V.
5.75%, 05/15/30, EUR (a)	660	753
Cooperatieve Rabobank U.A.
3.25%, (100, 12/29/26), EUR (c) (g)	1,200	1,259
3.65%, 04/06/28 (a)	500	491
IPD 3 B.V.
7.09%, 06/15/31, EUR (d)	370	412
Prosus N.V.
3.83%, 02/08/51 (a)	2,770	1,944
TMNL Holding B.V
3.75%, 01/15/29, EUR (g)	1,220	1,329
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (a)	1,400	1,393
United Group B.V.
5.25%, 02/01/30, EUR (a)	1,280	1,398
VZ Secured Financing B.V.
5.00%, 01/15/32 (a)	2,000	1,840
		10,819
Multi-National 2.0%
European Bank for Reconstruction and Development
6.30%, 10/26/27, INR	311,600	3,687
International Bank for Reconstruction and Development
6.75%, 07/13/29, INR	324,200	3,873
		7,560
Germany 1.4%
Allianz SE
3.20%, (100, 10/30/27) (c) (g)	2,200	1,887
CT Investment GmbH
6.38%, 04/15/30, EUR (a)	420	478
Nidda Healthcare Holding GmbH
7.50%, 08/21/26, EUR (g)	1,200	1,378
Vertical Midco GmbH
4.38%, 07/15/27, EUR (g)	1,180	1,299
		5,042
Argentina 1.3%
MercadoLibre, Inc.
3.13%, 01/14/31	2,280	2,055
Pampa Energia S.A.
7.95%, 09/10/31 (a)	610	620
Pan American Energy S.L.
8.50%, 04/30/32 (a)	1,100	1,163
Telecom Argentina SA
9.50%, 07/18/31 (a)	1,100	1,136
		4,974
Italy 1.3%
Enel Finance International N.V.
6.80%, 10/14/25 (a) (e)	2,040	2,089
TeamSystem S.p.A.
7.19%, 07/31/31, EUR (d)	780	871
Telecom Italia S.p.A.
2.38%, 10/12/27, EUR (g)	1,750	1,874
		4,834
Kazakhstan 1.2%
Joint Stock Company National Company Kazmunaygas
5.38%, 04/24/30 (a)	980	988
3.50%, 04/14/33 (a)	1,130	983
Kaztransgas
4.38%, 09/26/27 (a)	2,580	2,512
		4,483
Spain 1.0%
Cellnex Telecom, S.A.
2.00%, 02/15/33, EUR (g)	2,200	2,165
Lorca Telecom Bondco SA.
4.00%, 09/18/27, EUR (g)	1,210	1,338
		3,503
Morocco 0.9%
OCP S.A.
3.75%, 06/23/31 (a)	3,800	3,419
Israel 0.9%
Teva Pharmaceutical Finance Netherlands II B.V.
7.38%, 09/15/29, EUR	450	561
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/26 (b)	2,200	2,115
8.13%, 09/15/31 (b)	520	596
		3,272
Brazil 0.8%
B3 S.A. - Brasil, Bolsa, Balcao
4.13%, 09/20/31 (a)	2,160	1,972
Suzano Austria GmbH
5.00%, 01/15/30	950	950
		2,922
Mexico 0.8%
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
5.13%, 01/18/33 (a)	2,980	2,833
South Africa 0.7%
K2016470219 (South Africa) Ltd
0.00%, 05/07/49, EUR (a) (i) (j) (k)	4,042	4
Sasol Financing USA LLC
5.50%, 03/18/31	3,080	2,749
		2,753
Ireland 0.7%
AerCap Ireland Capital Designated Activity Company
3.30%, 01/30/32	720	650
6.95%, 03/10/55	900	932
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (a)	1,503	1,070
		2,652
Sweden 0.4%
Verisure Holding AB
7.13%, 02/01/28, EUR (a)	1,330	1,541
Switzerland 0.4%
Glencore Finance (Canada) Limited
6.00%, 11/15/41 (g)	1,400	1,466

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Canada 0.4%
Open Text Corporation
3.88%, 02/15/28 (a)	510	487
4.13%, 02/15/30 (a)	1,000	939
		1,426
Zambia 0.3%
First Quantum Minerals Ltd
6.88%, 10/15/27 (a)	1,240	1,224
Finland 0.3%
Nordea Bank Abp
3.50%, (100, 03/12/25), EUR (c) (g) (h)	1,100	1,213
Colombia 0.3%
Ecopetrol S.A.
8.88%, 01/13/33	1,030	1,104
Peru 0.2%
Petroleos del Peru - Petroperu S.A.
5.63%, 06/19/47 (a)	1,200	819
Dominican Republic 0.2%
Aeropuertos Dominicanos Siglo XXI
7.00%, 06/30/34 (a)	580	607
Singapore 0.1%
Cromwell EREIT Lux Finco S.a r.l.
2.13%, 11/19/25, EUR (g)	361	391
Belgium 0.1%
Azelis Finance
4.75%, 09/25/29, EUR	310	349
Luxembourg 0.1%
Accor
6.38%, 10/15/29, EUR	180	208
Total Corporate Bonds And Notes (cost $195,235)		197,116
GOVERNMENT AND AGENCY OBLIGATIONS 31.5%
United States of America 19.1%
Connecticut Avenue Securities Trust 2019-R06
Series 2023-1M2-R05, REMIC, 8.38%, (SOFR 30-Day Average + 3.10%), 06/25/29 (d)	670	702
Connecticut Avenue Securities Trust 2021-R01
Series 2021-1B1-R01, REMIC, 8.38%, (SOFR 30-Day Average + 3.10%), 10/25/41 (d)	960	985
Connecticut Avenue Securities Trust 2021-R03
Series 2021-1B1-R03, REMIC, 8.03%, (SOFR 30-Day Average + 2.75%), 12/25/41 (d)	750	766
Connecticut Avenue Securities Trust 2023-R02
Series 2023-1B1-R02, REMIC, 10.83%, (SOFR 30-Day Average + 5.55%), 01/25/43 (d)	270	298
Federal Home Loan Mortgage Corporation
Series 2022-M2-DNA6, REMIC, 11.03%, (SOFR 30-Day Average + 5.75%), 09/25/42 (d)	420	467
Series 2020-B1-DNA5, REMIC, 9.87%, (SOFR 30-Day Average + 4.80%), 10/25/50 (d)	910	1,044
Series 2017-M1-3, REMIC, 4.00%, 07/25/56	52	52
Series 2019-M-1, REMIC, 4.75%, 07/25/58 (d)	780	756
Treasury, United States Department of
1.63%, 02/15/26	8,430	8,184
2.00%, 11/15/26	11,610	11,222
0.63%, 03/31/27	4,980	4,629
3.63%, 03/31/28 - 05/15/53	6,520	6,426
4.00%, 01/31/29 - 11/15/42	11,250	11,311
4.63%, 04/30/29 - 09/30/30	2,360	2,475
2.88%, 05/15/32	8,500	8,038
4.13%, 11/15/32	1,970	2,027
3.88%, 02/15/43	1,280	1,235
4.38%, 08/15/43	5,381	5,534
4.50%, 02/15/44	3,680	3,840
3.00%, 08/15/52	750	603
4.75%, 11/15/53	240	265
		70,859
Mexico 3.3%
Gobierno Federal de los Estados Unidos Mexicanos
10.00%, 12/05/24, MXN	13,340	677
7.50%, 06/03/27, MXN	235,910	11,523
		12,200
South Africa 2.2%
South Africa, Parliament of
6.50%, 02/28/41, ZAR	121,850	4,875
5.75%, 09/30/49	4,030	3,345
		8,220
Poland 2.0%
Urzad Rady Ministrow
1.75%, 04/25/32, PLN	36,060	7,439
Brazil 1.3%
Presidencia da Republica
10.00%, 01/01/25 - 01/01/27, BRL	26,220	4,778
Indonesia 0.9%
The Republic of Indonesia, The Government of
5.50%, 04/15/26, IDR	42,084,000	2,754
7.00%, 05/15/27, IDR	9,470,000	637
		3,391
Egypt 0.7%
The Arab Republic of Egypt
3.88%, 02/16/26 (a)	2,800	2,685
Colombia 0.5%
Departamento Administrativo De La Presidencia De La Republica
5.63%, 02/26/44	2,250	1,814
Argentina 0.3%
Gobierno de la Provincia de Buenos Aires
6.63%, 09/01/37 (a) (e)	2,659	1,270
Cote D'Ivoire 0.3%
Presidence de la Republique de Cote d'Ivoire
5.25%, 03/22/30, EUR (g)	1,060	1,123
Dominican Republic 0.3%
Presidencia de la Republica Dominicana
4.88%, 09/23/32 (a)	1,100	1,049
Kenya 0.3%
Kenya, Government of
9.75%, 02/16/31 (a)	940	948
Nigeria 0.3%
Nigeria, Federal Government of
6.50%, 11/28/27 (a)	1,010	946
Total Government And Agency Obligations (cost $115,073)		116,722
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 4.5%
United States of America 4.5%
Angel Oak Mortgage Trust 2022-3
Series 2022-A3-3, REMIC, 4.16%, 04/25/26 (d)	935	896
Arby's Funding, LLC
Series 2020-A2-1A, 3.24%, 07/30/27	1,248	1,187
BX Trust 2021-SDMF
Series 2021-F-SDMF, REMIC, 7.15%, (1 Month Term SOFR + 2.05%), 09/15/34 (d)	1,177	1,133
CLI Funding VI LLC
Series 2020-B-1A, 3.62%, 09/18/30	1,365	1,268
College Ave Student Loans 2021-B, LLC
Series 2021-D-B, 3.78%, 06/25/52	1,069	979
CSAIL 2016-C7 Commercial Mortgage Trust
Series 2016-C-C7, REMIC, 4.52%, 11/18/26 (d)	930	841
Ellington Financial Mortgage Trust 2020-1
Series 2020-B1-1, REMIC, 5.09%, 05/25/65 (d)	870	893
Goodgreen 2021-1 Trust
Series 2021-B-1A, 3.01%, 10/15/56	488	408
JPMBB Commercial Mortgage Securities Trust 2015-C30
Series 2015-AS-C30, REMIC, 4.23%, 07/17/25 (d)	1,040	975
JPMorgan Chase Bank, N.A.
Series 2022-D-NLP, REMIC, 7.26%, (1 Month Term SOFR + 2.17%), 04/15/37 (d)	566	513
MVW 2021-1W LLC
Series 2021-C-1WA, 1.94%, 01/22/41	414	387
Neighborly Issuer 2023-1
Series 2023-A2-1A, 7.31%, 01/30/28	1,310	1,346

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Nelnet Student Loan Trust 2021-C
Series 2021-D-CA, 4.44%, 04/20/62	1,400	1,189
OBX 2024-NQM1 Trust
Series 2024-A1-NQM1, REMIC, 5.93%, 12/25/27 (e)	831	839
RIAL 2022-FL8 D
Series 2022-D-FL8, 9.65%, (SOFR 30-Day Average + 4.30%), 01/19/37 (d)	1,000	944
Servicemaster Brands L.L.C.
Series 2021-A2II-1, 3.11%, 07/30/31	961	826
SFO Commercial Mortgage Trust 2021-555
Series 2021-A-555, REMIC, 6.36%, (1 Month Term SOFR + 1.26%), 05/15/28 (d)	280	266
SMB Private Education Loan Trust 2021-B
Series 2021-A-B, 1.31%, 07/17/51	1,005	934
Verus Securitization Trust 2022-4
Series 2022-A1-4, REMIC, 4.47%, 04/25/67 (e)	807	807
Total Non-U.S. Government Agency Asset-Backed Securities (cost $16,497)		16,631
SENIOR FLOATING RATE INSTRUMENTS 3.6%
United States of America 3.6%
Alterra Mountain Company
2024 Term Loan B4, 8.50%, (1 Month Term SOFR + 3.25%), 08/17/28 (d)	2,444	2,446
APi Group DE, Inc.
2024 Term Loan B, 7.25%, (1 Month Term SOFR + 2.00%), 01/03/29 (d)	1,489	1,487
Asurion LLC
2023 Term Loan B11, 9.60%, (SOFR + 4.25%), 08/19/28 (d)	2,443	2,404
Fugue Finance B.V.
2023 USD Term Loan B, 9.06%, (3 Month Term SOFR + 4.00%), 01/31/28 (d)	699	702
Grifols Worldwide Operations USA, Inc.
2019 USD Term Loan B, 7.40%, (3 Month SOFR + 2.00%), 11/15/27 (d)	933	905
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 7.86%, (SOFR + 2.50%), 06/13/26 (d)	1,425	1,424
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 8.25%, (1 Month Term SOFR + 3.75%), 02/16/28 (d)	2,450	2,444
UFC Holdings, LLC
2021 Term Loan B, 8.29%, (3 Month SOFR + 2.75%), 04/29/26 (d)	1,337	1,337
Total Senior Floating Rate Instruments (cost $13,059)		13,149
COMMON STOCKS 0.0%
South Africa 0.0%
Edcon Holdings Ltd. (g) (l)	14,399	—
Edcon Holdings Ltd. (g) (l)	124,902	—
Total Common Stocks (cost $106)		—
SHORT TERM INVESTMENTS 5.0%
Investment Companies 4.3%
JNL Government Money Market Fund - Class I, 4.82% (m) (n)	15,823	15,823
Securities Lending Collateral 0.7%
JNL Government Money Market Fund - Class SL, 4.92% (m) (n)	2,636	2,636
Total Short Term Investments (cost $18,459)		18,459
Total Investments 97.9% (cost $358,429)		362,077
Other Derivative Instruments (0.1)%		(438)
Other Assets and Liabilities, Net 2.2%		8,329
Total Net Assets 100.0%		369,968
(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2024, the value and the percentage of net assets of these securities was $81,995 and 22.2% of the Fund.

(b) All or a portion of the security was on loan as of September 30, 2024.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(g) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(h) Convertible security.

(i) Non-income producing security.

(j) As of September 30, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/Western Asset Global Multi-Sector Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	16,649	82,293	83,119	509	—	—	15,823	4.3
JNL Government Money Market Fund, 4.92% - Class SL	2,957	28,701	29,022	88	—	—	2,636	0.7
	19,606	110,994	112,141	597	—	—	18,459	5.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/Western Asset Global Multi-Sector Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Allianz SE, 3.20% (callable at 100, 10/30/27)	04/27/22	1,818	1,887	0.5
Altice Financing S.A., 2.25%, 01/15/25	03/01/23	1,500	1,555	0.4
Altice France, 2.13%, 02/15/25	02/28/23	1,520	1,561	0.4
B&M European Value Retail S.A., 4.00%, 11/15/28	07/02/24	1,281	1,352	0.4
BNP Paribas, 7.38% (callable at 100, 08/19/25)	04/27/22	2,765	2,764	0.7
Cellnex Telecom, S.A., 2.00%, 02/15/33	10/31/23	1,830	2,165	0.6
Cooperatieve Rabobank U.A., 3.25% (callable at 100, 12/29/26)	04/28/22	1,141	1,259	0.3
CPUK Mortgage Finance Limited, 3.59%, 08/28/25	10/10/22	2,165	2,644	0.7
Credit Agricole SA, 7.50% (callable at 100, 06/23/26)	05/06/22	2,337	2,829	0.8
Cromwell EREIT Lux Finco S.a r.l., 2.13%, 11/19/25	08/17/23	369	391	0.1
Edcon Holdings Ltd.	02/28/17	95	—	—
Edcon Holdings Ltd.	02/27/17	11	—	—
Gatwick Airport Finance PLC, 4.38%, 04/07/26	05/06/22	2,017	2,222	0.6
Glencore Finance (Canada) Limited, 6.00%, 11/15/41	04/27/22	1,488	1,466	0.4
Kapla Holding, 3.38%, 12/15/26	05/06/22	1,195	1,322	0.4
Lorca Telecom Bondco SA., 4.00%, 09/18/27	05/06/22	1,200	1,338	0.4
Loxama, 3.75%, 07/15/26	05/06/22	1,168	1,262	0.3
Nidda Healthcare Holding GmbH, 7.50%, 08/21/26	01/11/24	1,354	1,378	0.4
Nordea Bank Abp, 3.50% (callable at 100, 03/12/25)	06/15/22	1,089	1,213	0.3
Peu (Fin) PLC, 7.25%, 07/01/28	09/28/23	480	544	0.1
Premier Foods Finance PLC, 3.50%, 10/15/26	05/19/23	1,217	1,341	0.4
Presidence de la Republique de Cote d'Ivoire, 5.25%, 03/22/30	02/22/23	968	1,123	0.3
Telecom Italia S.p.A., 2.38%, 10/12/27	09/15/22	1,578	1,874	0.5
TMNL Holding B.V, 3.75%, 01/15/29	05/06/22	1,182	1,329	0.4
Vertical Midco GmbH, 4.38%, 07/15/27	05/06/22	1,179	1,299	0.4
VMED O2 UK Financing I PLC, 4.50%, 07/15/31	05/06/22	1,159	1,243	0.3
Whitbread PLC, 2.38%, 05/31/27	05/06/22	2,524	2,909	0.8
		36,630	40,270	10.9

JNL/Western Asset Global Multi-Sector Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro Bund	237	December 2024	EUR	31,493	29	535
Long Gilt	64	December 2024	GBP	6,325	(16)	(36)
United States 5 Year Note	540	January 2025		59,251	(198)	86
					(185)	585
Short Contracts
United States 10 Year Note	(382)	December 2024		(43,926)	172	270
United States 10 Year Ultra Bond	(97)	December 2024		(11,470)	50	(5)
United States Long Bond	(10)	December 2024		(1,240)	7	(2)
United States Ultra Bond	(3)	December 2024		(401)	2	2
					231	265

JNL/Western Asset Global Multi-Sector Bond Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	10/18/24	AUD	5,998	4,148	88
EUR/USD	BNP	10/18/24	EUR	2,212	2,464	20
EUR/USD	CIT	10/18/24	EUR	835	930	(6)
JPY/USD	CIT	10/18/24	JPY	1,661,365	11,588	1,095
PLN/EUR	GSC	10/18/24	EUR	(91)	(101)	—
TRY/USD	CIT	12/13/24	TRY	29,602	800	14
USD/CNH	JPM	10/18/24	CNH	(26,926)	(3,849)	(130)
USD/EUR	BNP	10/18/24	EUR	(572)	(637)	(14)
USD/EUR	BOA	10/18/24	EUR	(35,223)	(39,237)	(921)
USD/GBP	GSC	10/18/24	GBP	(17,573)	(23,494)	(933)
USD/JPY	BNP	10/18/24	JPY	(522,840)	(3,647)	92
USD/MXN	JPM	10/18/24	MXN	(127,741)	(6,471)	522
USD/PLN	BNP	10/18/24	PLN	(11,501)	(2,987)	(73)
USD/TWD	CIT	10/18/24	TWD	(129,815)	(4,108)	(116)
USD/ZAR	BOA	10/18/24	ZAR	(39,264)	(2,269)	(122)
					(66,870)	(484)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Western Asset Global Multi-Sector Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	197,116	—	197,116
Government And Agency Obligations	—	116,722	—	116,722
Non-U.S. Government Agency Asset-Backed Securities	—	16,631	—	16,631
Senior Floating Rate Instruments	—	13,149	—	13,149
Common Stocks	—	—	—	—
Short Term Investments	18,459	—	—	18,459
	18,459	343,618	—	362,077
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	893	—	—	893
Open Forward Foreign Currency Contracts	—	1,831	—	1,831
	893	1,831	—	2,724
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(43)	—	—	(43)
Open Forward Foreign Currency Contracts	—	(2,315)	—	(2,315)
	(43)	(2,315)	—	(2,358)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/William Blair International Leaders Fund
COMMON STOCKS 97.0%
United Kingdom 16.2%
3I Group PLC	425	18,825
AstraZeneca PLC	168	26,283
BAE Systems PLC	1,211	20,072
Compass Group PLC	828	26,546
Experian PLC	340	17,939
Haleon PLC	3,466	18,239
Halma Public Limited Company	361	12,630
London Stock Exchange Group PLC	195	26,692
Relx PLC	355	16,749
		183,975
Japan 13.1%
Chugai Pharmaceutical Co., Ltd.	373	18,188
Daiichi Sankyo Company, Limited	545	17,910
Hoya Corporation	195	26,881
ITOCHU Corporation	178	9,601
Keyence Corporation	33	15,711
Shin-Etsu Chemical Co., Ltd.	337	14,091
Sumitomo Mitsui Financial Group, Inc.	572	12,207
Tokio Marine Holdings, Inc.	530	19,386
Tokyo Electron Limited	79	14,021
		147,996
France 10.2%
Airbus SE	68	10,004
LVMH Moet Hennessy Louis Vuitton	16	12,507
Safran	83	19,603
Schneider Electric SE	94	24,736
Thales	84	13,308
TotalEnergies SE	329	21,433
VINCI	117	13,721
		115,312
Switzerland 8.6%
ABB Ltd - Class N	318	18,442
Lonza Group AG	35	21,940
Partners Group Holding AG	12	17,399
Sandoz Group AG	507	21,145
Sika AG	57	18,882
		97,808
Canada 7.7%
Canadian Pacific Kansas City Limited	127	10,899
Constellation Software Inc.	7	22,676
Dollarama Inc.	182	18,669
Intact Financial Corporation	112	21,487
Shopify Inc. - Class A (a)	161	12,880
		86,611
India 6.8%
HDFC Bank Limited	1,002	20,605
Hindustan Unilever Limited	364	12,851
ICICI Bank Limited	1,037	15,753
Reliance Industries Limited	782	27,591
		76,800
Taiwan 4.6%
MediaTek Inc.	408	15,236
Taiwan Semiconductor Manufacturing Company Limited	1,222	37,073
		52,309
Denmark 4.3%
DSV A/S	53	11,028
Novo Nordisk A/S - Class B	320	37,881
		48,909
Germany 3.8%
Infineon Technologies AG - Class N	305	10,713
SAP SE	105	23,950
Symrise AG	58	8,024
		42,687
Spain 3.7%
Amadeus IT Holding, S.A. (b)	261	18,844
Industria de Diseno Textil, S.A.	395	23,415
		42,259
Ireland 3.3%
Icon Public Limited Company (a)	79	22,703
Kingspan Group Public Limited Company	152	14,255
		36,958
South Korea 2.6%
Samsung Electronics Co., Ltd.	365	17,200
SK Hynix Inc.	94	12,695
		29,895
Netherlands 2.5%
ASML Holding N.V.	29	24,648
BE Semiconductor Industries N.V.	26	3,262
		27,910
Argentina 2.2%
MercadoLibre, Inc. (a)	12	25,214
Sweden 1.8%
Atlas Copco Aktiebolag - Class A	1,076	20,846
United States of America 1.7%
Linde Public Limited Company	40	18,961
Italy 1.6%
Ferrari N.V.	35	16,460
Moncler S.p.A.	21	1,308
		17,768
Brazil 1.2%
ITAU Unibanco Holding SA - ADR	2,039	13,558
China 1.1%
Trip.com Group Limited (a)	207	12,458
Total Common Stocks (cost $946,784)		1,098,234
SHORT TERM INVESTMENTS 3.7%
Investment Companies 2.7%
JNL Government Money Market Fund - Class I, 4.82% (c) (d)	30,842	30,842
Securities Lending Collateral 1.0%
JNL Government Money Market Fund - Class SL, 4.92% (c) (d)	11,117	11,117
Total Short Term Investments (cost $41,959)		41,959
Total Investments 100.7% (cost $988,743)		1,140,193
Other Assets and Liabilities, Net (0.7)%		(7,722)
Total Net Assets 100.0%		1,132,471

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/William Blair International Leaders Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	17,197	498,918	485,273	599	—	—	30,842	2.7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/William Blair International Leaders Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.92% - Class SL	—	60,999	49,882	110	—	—	11,117	1.0
	17,197	559,917	535,155	709	—	—	41,959	3.7

JNL/William Blair International Leaders Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Amadeus IT Holding, S.A.	04/12/22	16,259	18,844	1.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/William Blair International Leaders Fund
Assets - Securities
Common Stocks	183,507	914,727	—	1,098,234
Short Term Investments	41,959	—	—	41,959
	225,466	914,727	—	1,140,193

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/WMC Balanced Fund
COMMON STOCKS 65.7%
Information Technology 20.7%
Apple Inc.	1,601	373,135
Broadcom Inc.	907	156,399
Corning Incorporated	1,067	48,185
Intuit Inc.	97	60,538
KLA Corporation	52	40,009
Microsoft Corporation	1,068	459,454
Motorola Solutions, Inc.	307	137,835
NVIDIA Corporation	3,019	366,687
NXP Semiconductors N.V.	216	51,873
Salesforce, Inc.	295	80,798
ServiceNow, Inc. (a)	104	93,314
Texas Instruments Incorporated	373	76,980
		1,945,207
Financials 9.0%
American Express Company	249	67,625
JPMorgan Chase & Co.	625	131,821
KKR & Co. Inc. - Class A	604	78,816
Morgan Stanley	607	63,274
Nasdaq, Inc.	1,047	76,407
S&P Global Inc.	244	126,079
The Progressive Corporation	460	116,823
Visa Inc. - Class A	147	40,427
Wells Fargo & Company	2,582	145,842
		847,114
Health Care 8.1%
Astellas Pharma Inc.	566	6,483
AstraZeneca PLC - ADR	1,020	79,488
Chugai Pharmaceutical Co., Ltd.	422	20,596
Daiichi Sankyo Company, Limited	905	29,737
Danaher Corporation	267	74,156
Eli Lilly and Company	42	37,632
Gilead Sciences, Inc.	553	46,349
HCA Healthcare, Inc.	217	88,031
Humana Inc.	115	36,373
Merck & Co., Inc.	854	97,002
Novartis AG - ADR (b)	530	60,959
UnitedHealth Group Incorporated	315	184,395
		761,201
Consumer Discretionary 7.8%
Amazon.com, Inc. (a)	1,561	290,872
Home Depot, Inc. , The	228	92,323
McDonald's Corporation	333	101,521
MercadoLibre, Inc. (a)	9	17,795
O'Reilly Automotive, Inc. (a)	53	60,874
Starbucks Corporation	417	40,683
Tesla Inc. (a)	83	21,632
TJX Companies, Inc., The	576	67,760
Tractor Supply Company	129	37,415
		730,875
Communication Services 6.4%
Alphabet Inc. - Class A	1,772	293,940
Meta Platforms, Inc. - Class A	294	168,391
Netflix, Inc. (a)	100	70,749
T-Mobile US, Inc.	317	65,382
		598,462
Industrials 4.4%
Boeing Company, The (a)	152	23,140
Deere & Company	147	61,159
Honeywell International Inc.	246	50,807
Johnson Controls International Public Limited Company	656	50,928
Parker-Hannifin Corporation	127	80,165
Republic Services, Inc.	381	76,544
Uber Technologies, Inc. (a)	873	65,644
		408,387
Energy 3.3%
Cheniere Energy, Inc.	169	30,431
EQT Corporation	938	34,380
Exxon Mobil Corporation	1,136	133,208
Marathon Petroleum Corporation	212	34,562
Targa Resources Corp.	236	34,960
Williams Companies, Inc., The	907	41,382
		308,923
Consumer Staples 2.3%
Pernod Ricard	403	60,851
Procter & Gamble Company, The	401	69,504
Unilever PLC	1,342	87,065
		217,420
Utilities 1.7%
American Electric Power Company, Inc.	318	32,613
Exelon Corporation	1,396	56,619
Sempra	809	67,664
		156,896
Real Estate 1.2%
Crown Castle Inc.	387	45,949
Lineage, Inc. (b)	43	3,332
Welltower Inc.	465	59,550
		108,831
Materials 0.8%
Anglo American PLC	1,024	33,321
Glencore PLC	8,018	45,757
		79,078
Total Common Stocks (cost $4,346,866)		6,162,394
GOVERNMENT AND AGENCY OBLIGATIONS 24.6%
Mortgage-Backed Securities 9.7%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/26 - 07/01/49	4,661	4,561
7.00%, 11/01/30 - 06/01/31	7	7
2.50%, 12/01/31 - 10/01/51	64,188	56,286
4.50%, 01/01/38 - 08/01/52	17,247	17,038
6.00%, 12/01/39 - 11/01/53	36,679	37,505
2.00%, 11/01/41 - 04/01/52	85,948	71,923
3.00%, 11/01/46 - 12/01/46	10,085	9,256
5.00%, 08/01/52 - 01/01/53	34,844	34,912
5.50%, 01/01/53 - 11/01/53	77,195	78,186
6.50%, 11/01/53	15,764	16,265
Federal National Mortgage Association, Inc.
3.50%, 03/01/26 - 06/01/52	26,644	25,061
4.00%, 09/01/26 - 10/01/52	27,136	26,201
4.50%, 01/01/27 - 11/01/52	34,463	34,284
3.00%, 05/01/27 - 10/01/51	40,075	36,618
7.50%, 09/01/29	1	1
2.50%, 05/01/30 - 01/01/52	46,696	40,975
7.00%, 10/01/33	10	10
5.50%, 03/01/38 - 08/01/53	8,730	8,846
6.50%, 10/01/38 - 10/01/39	42	45
TBA, 5.50%, 10/15/39 (c)	24,826	25,371
5.00%, 07/01/40 - 10/01/52	4,136	4,148
2.00%, 04/01/41 - 09/01/51	81,170	68,365
1.50%, 11/01/41	7,278	6,126
6.00%, 09/01/53	32,583	33,350
TBA, 3.00%, 10/15/54 (c)	9,566	8,585
TBA, 6.00%, 10/15/54 (c)	5,236	5,351
Government National Mortgage Association
6.50%, 04/15/26	1	1
5.50%, 11/15/32 - 02/15/36	24	25
6.00%, 01/15/33 - 04/15/40	1,294	1,349
7.00%, 01/15/33 - 05/15/33	3	3
5.00%, 06/20/33 - 06/15/39	772	788
4.50%, 06/15/40 - 08/20/52	31,765	31,391
4.00%, 01/15/41 - 08/20/52	23,834	23,071
3.00%, 11/20/49 - 03/20/52	19,290	17,617
2.00%, 12/20/50 - 02/20/51	24,160	20,481
2.50%, 03/20/51 - 12/20/52	35,941	31,677
3.50%, 01/20/52 - 03/20/52	30,847	29,024
TBA, 2.00%, 10/15/54 (c)	9,350	7,925
TBA, 2.50%, 10/15/54 (c)	39,000	34,353
TBA, 3.00%, 10/15/54 (c)	8,774	8,002
TBA, 3.50%, 10/15/54 (c)	17,695	16,633
TBA, 5.00%, 10/15/54 (c)	33,284	33,345
		904,961

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
U.S. Treasury Note 9.4%
Treasury, United States Department of
4.50%, 03/31/26 - 05/31/29	52,350	54,180
4.88%, 04/30/26 - 10/31/30	59,375	61,545
3.63%, 05/15/26 - 08/31/29	70,150	70,304
0.75%, 05/31/26	1,245	1,186
4.13%, 06/15/26 - 07/31/31	45,322	46,308
4.63%, 06/30/26 - 05/31/31	153,615	158,181
4.38%, 07/31/26 - 11/30/28	39,026	40,000
3.75%, 08/31/26 - 08/31/31	91,782	92,187
0.88%, 09/30/26	10,525	9,969
3.50%, 09/30/26 - 09/30/29	58,081	57,930
1.25%, 11/30/26 - 06/30/28	42,541	40,388
4.00%, 01/15/27 - 07/31/30	112,945	114,810
2.63%, 05/31/27	2,390	2,332
3.88%, 11/30/27 - 08/15/34	57,277	57,726
2.88%, 08/15/28	625	609
4.25%, 02/28/29 - 06/30/29	74,891	77,035
		884,690
U.S. Treasury Bond 4.1%
Treasury, United States Department of
1.75%, 08/15/41	2,495	1,768
3.25%, 05/15/42	1,826	1,623
3.38%, 08/15/42	18,040	16,279
4.00%, 11/15/42 - 11/15/52	35,451	34,701
3.88%, 02/15/43 - 05/15/43	47,846	46,114
4.38%, 08/15/43	12,287	12,636
4.75%, 11/15/43 - 11/15/53	32,591	35,542
4.50%, 02/15/44	18,713	19,526
4.63%, 05/15/44 - 05/15/54	31,976	34,314
4.13%, 08/15/44 (b)	15,920	15,796
2.50%, 02/15/45 - 05/15/46	47,085	35,678
2.88%, 08/15/45 - 05/15/52	37,753	29,888
3.00%, 05/15/47	5,470	4,475
2.75%, 08/15/47 - 11/15/47	21,494	16,746
3.63%, 02/15/53 - 05/15/53	39,786	36,190
4.13%, 08/15/53	14,800	14,739
4.25%, 02/15/54 - 08/15/54	31,574	32,216
		388,231
Collateralized Mortgage Obligations 0.6%
Connecticut Avenue Securities Trust 2021-R01
Series 2021-1M2-R01, REMIC, 6.83%, (SOFR 30-Day Average + 1.55%), 10/25/41 (d)	1,252	1,256
Federal Home Loan Mortgage Corporation
Series 2019-MA-3, REMIC, 3.50%, 07/25/26	1,480	1,417
Series JM-4165, REMIC, 3.50%, 09/15/41	378	372
Series ZP-3967, REMIC, 4.00%, 09/15/41	4,048	3,946
Series AH-4143, REMIC, 1.75%, 09/15/42	3,293	3,099
Series DJ-4322, REMIC, 3.00%, 05/15/43	370	363
Series CZ-4809, REMIC, 4.00%, 07/15/48	4,236	4,031
Series DP-5170, REMIC, 2.00%, 07/25/50	8,000	7,093
Series 2021-MTU-1, REMIC, 2.50%, 09/25/60	10,593	8,890
Federal National Mortgage Association, Inc.
Series 2016-2M2-C03, 11.29%, (SOFR 30-Day Average + 6.01%), 10/25/28 (d)	358	375
Series 2015-HP-28, REMIC, 3.50%, 06/25/44	662	648
Series 2014-ZC-95, REMIC, 3.00%, 01/25/45	2,826	2,543
Series 2015-GZ-7, REMIC, 3.00%, 03/25/45	6,422	5,806
Series 2020-HC-27, REMIC, 1.50%, 10/25/49	3,982	3,232
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	1	1
Series 2021-KA-215, REMIC, 2.50%, 10/20/49	10,655	9,604
		52,676
Municipal 0.5%
Chicago Transit Authority
6.90%, 12/01/40	636	725
Dallas-Fort Worth International Airport Facility Improvement Corporation
4.09%, 11/01/51	300	269
4.51%, 11/01/51	300	281
Golden State Tobacco Securitization Corporation
3.00%, 06/01/46	665	613
Grand Parkway Transportation Corporation
5.18%, 10/01/42	220	231
Illinois Municipal Electric Agency
6.83%, 02/01/35	3,185	3,460
Illinois, State of
5.10%, 06/01/33	14,047	14,268
Kansas Development Finance Authority
5.37%, 05/01/26	960	970
Metropolitan Transportation Authority
6.20%, 11/15/26	110	112
6.81%, 11/15/40	3,700	4,202
5.18%, 11/15/49	100	93
Municipal Electric Authority of Georgia
6.64%, 04/01/57	4,842	5,529
New York State Thruway Authority
5.88%, 04/01/30	840	881
Oregon School Boards Association
4.76%, 06/30/28	233	235
Philadelphia, City of
6.55%, 10/15/28	5,225	5,671
Texas Natural Gas Securitization Finance Corporation
5.10%, 04/01/35	4,608	4,766
5.17%, 04/01/41	3,600	3,792
		46,098
Sovereign 0.2%
Gobierno Federal de los Estados Unidos Mexicanos
6.75%, 09/27/34	7,788	8,438
Israel, State of
5.38%, 03/12/29	8,850	8,982
		17,420
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corporation
Series A2-K142, REMIC, 2.40%, 03/25/32	8,300	7,403
Federal National Mortgage Association, Inc.
Series 2017-FA-M13, REMIC, 6.05%, (SOFR 30-Day Average + 0.51%), 10/25/24 (d)	146	145
		7,548
Total Government And Agency Obligations (cost $2,322,005)		2,301,624
CORPORATE BONDS AND NOTES 7.4%
Financials 2.5%
Abu Dhabi Developmental Holding Company PJSC
4.38%, 10/02/31 (e)	10,630	10,571
Ace Capital Trust II
9.70%, 04/01/30	525	643
AIG Global Funding
5.20%, 06/24/29 (e)	12,065	12,447
Athene Global Funding
5.58%, 01/09/29 (e)	11,485	11,916
Bank of America Corporation
5.82%, 09/15/29	3,858	4,061
3.19%, 07/23/30	2,210	2,092
BNP Paribas
5.89%, 12/05/34 (e) (f)	8,825	9,498
BPCE
5.28%, 05/30/29 (e) (f)	2,680	2,755
5.94%, 05/30/35 (e) (f)	2,620	2,743
Brighthouse Financial, Inc.
5.65%, 06/10/29 (e)	10,728	11,071
Canadian Imperial Bank of Commerce
5.24%, 06/28/27 (f)	8,105	8,325
Canadian Imperial Bank Of Commerce
4.51%, 09/11/27 (f)	6,440	6,474
4.63%, 09/11/30 (f)	7,615	7,647
Capital One Financial Corporation
7.15%, 10/29/27	2,840	2,994
6.31%, 06/08/29	3,662	3,854
5.70%, 02/01/30 (b)	2,125	2,199
7.62%, 10/30/31	539	613
5.88%, 07/26/35	20,062	21,032
Citizens Financial Group, Inc.
5.84%, 01/23/30 (b)	2,440	2,538
CNO Global Funding
5.88%, 06/04/27 (e)	7,609	7,839

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Commonwealth Bank of Australia
5.07%, 09/14/28 (e)	13,220	13,765
Credit Agricole SA
4.63%, 09/11/28 (e) (f)	8,195	8,237
Credit Suisse AG
7.50%, 02/15/28	15,698	17,242
Danske Bank A/S
1.62%, 09/11/26 (e)	8,775	8,512
5.71%, 03/01/30 (e)	5,865	6,111
JPMorgan Chase & Co.
6.40%, 05/15/38	425	501
Liberty Mutual Insurance Company
7.88%, 10/15/26 (e)	475	502
Morgan Stanley
5.25%, 04/21/34	2,204	2,276
5.47%, 01/18/35	4,265	4,466
5.95%, 01/19/38	3,867	4,058
Pricoa Global Funding I
4.65%, 08/27/31 (e)	6,301	6,364
UBS AG
5.65%, 09/11/28	13,565	14,224
UBS Group AG
3.09%, 05/14/32 (e)	2,068	1,865
Wells Fargo & Company
6.30%, 10/23/29	8,770	9,383
4.90%, 07/25/33	9,999	10,101
		238,919
Utilities 1.0%
Boston Gas Company
3.15%, 08/01/27 (e)	960	926
Brooklyn Union Gas Company, The
3.41%, 03/10/26 (e)	2,215	2,173
CenterPoint Energy Resources Corp.
5.40%, 07/01/34	2,620	2,724
Dominion Energy, Inc.
7.00%, 06/01/54	6,324	6,914
Emera US Holdings Inc.
2.64%, 06/15/31	5,370	4,662
4.75%, 06/15/46	1,620	1,447
Eversource Energy
5.95%, 07/15/34	8,960	9,629
Georgia Power Company
4.75%, 09/01/40	1,085	1,055
5.13%, 05/15/52	7,676	7,664
KeySpan Gas East Corporation
2.74%, 08/15/26 (e)	3,690	3,568
Metropolitan Edison Company
5.20%, 04/01/28 (e)	390	400
Pacific Gas And Electric Company
4.50%, 07/01/40	19,124	17,201
6.75%, 01/15/53	5,648	6,438
Pennsylvania Electric Company
5.15%, 03/30/26 (e)	305	308
Sempra
4.13%, 04/01/52 (b)	6,298	5,993
Southern California Edison Company
3.70%, 08/01/25	735	729
5.88%, 12/01/53	3,598	3,915
Southern Company Gas Capital Corporation
5.75%, 09/15/33 (b)	4,205	4,515
Texas Electric Market Stabilization Funding N LLC
4.27%, 08/01/34 (e)	6,970	6,969
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (e)	9,400	9,077
		96,307
Information Technology 0.9%
Broadcom Inc.
4.35%, 02/15/30	8,110	8,095
Constellation Software Inc.
5.16%, 02/16/29 (e)	1,215	1,252
5.46%, 02/16/34 (e)	15,432	16,128
Foundry JV Holdco LLC
5.90%, 01/25/30 (e)	1,645	1,703
6.15%, 01/25/32 (e)	7,080	7,364
6.25%, 01/25/35 (e)	15,772	16,509
6.40%, 01/25/38 (e)	7,592	7,994
Intel Corporation
5.60%, 02/21/54	10,080	9,822
Oracle Corporation
3.65%, 03/25/41	13,950	11,559
3.60%, 04/01/50	1,072	817
5.55%, 02/06/53	909	931
		82,174
Energy 0.7%
Aker BP ASA
5.13%, 10/01/34 (e)	2,290	2,261
Columbia Pipelines Holding Company LLC
5.10%, 10/01/31 (e)	3,375	3,403
5.68%, 01/15/34 (e)	1,635	1,684
Columbia Pipelines Operating Company LLC
5.93%, 08/15/30 (e)	1,975	2,091
6.50%, 08/15/43 (e)	3,557	3,965
Gray Oak Pipeline, LLC
2.60%, 10/15/25 (e)	2,861	2,788
3.45%, 10/15/27 (e)	465	450
GreenSaif Pipelines Bidco S.a r.l.
5.85%, 02/23/36 (e)	5,145	5,316
6.10%, 08/23/42 (e)	8,390	8,680
ONEOK, Inc.
4.75%, 10/15/31	3,910	3,923
5.70%, 11/01/54	9,286	9,335
Saudi Arabian Oil Company
5.25%, 07/17/34 (e)	7,470	7,670
Whistler Pipeline LLC
5.40%, 09/30/29 (e)	7,826	7,972
5.70%, 09/30/31 (e)	5,415	5,590
		65,128
Consumer Staples 0.6%
Ashtead Capital, Inc.
2.45%, 08/12/31 (e)	11,939	10,153
5.50%, 08/11/32 (e)	2,800	2,862
5.55%, 05/30/33 (e)	1,920	1,962
5.95%, 10/15/33 (e)	2,605	2,736
5.80%, 04/15/34 (e)	2,710	2,831
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29	10,782	11,206
5.45%, 06/01/34	3,120	3,292
ERAC USA Finance LLC
5.20%, 10/30/34 (e)	4,855	5,061
Tyson Foods, Inc.
5.70%, 03/15/34 (b)	12,264	12,927
		53,030
Health Care 0.4%
Children's National Medical Center
2.93%, 07/15/50	1,895	1,306
Dignity Health
3.81%, 11/01/24	1,703	1,702
HCA Inc.
5.45%, 04/01/31 (b)	2,455	2,569
Providence St. Joseph Health
5.40%, 10/01/33	4,785	4,967
Smith & Nephew PLC
5.40%, 03/20/34 (b)	8,675	9,018
Sutter Health
2.29%, 08/15/30	820	734
The Toledo Hospital
5.75%, 11/15/38	1,475	1,505
UnitedHealth Group Incorporated
5.50%, 07/15/44	6,155	6,521
5.63%, 07/15/54	4,551	4,884
5.75%, 07/15/64	3,535	3,817
		37,023
Real Estate 0.4%
Cousins Properties LP
5.88%, 10/01/34	11,038	11,303
GLP Financing, LLC
6.75%, 12/01/33	9,766	10,763

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
Prologis Targeted U.S. Logistics Fund, L.P.
5.25%, 01/15/35 (e)	11,811	12,081
WEA Finance LLC
2.88%, 01/15/27 (e)	855	817
3.50%, 06/15/29 (e)	1,880	1,762
		36,726
Materials 0.3%
Glencore Funding LLC
5.37%, 04/04/29 (e)	4,385	4,532
6.38%, 10/06/30 (e)	18,674	20,298
5.63%, 04/04/34 (e)	3,745	3,914
5.89%, 04/04/54 (e)	2,370	2,493
		31,237
Industrials 0.3%
HEICO Corporation
5.35%, 08/01/33	8,637	8,964
Uber Technologies, Inc.
4.80%, 09/15/34	2,975	2,967
5.35%, 09/15/54	1,025	1,016
Westinghouse Air Brake Technologies Corporation
5.61%, 03/11/34	15,215	16,104
		29,051
Communication Services 0.3%
AT&T Inc.
3.50%, 06/01/41 - 09/15/53	10,630	8,201
4.30%, 12/15/42	9,753	8,695
3.65%, 06/01/51	344	263
3.85%, 06/01/60 (b)	606	458
Sprint Spectrum Co LLC
4.74%, 03/20/25 (e)	981	979
T-Mobile USA, Inc.
5.25%, 06/15/55	6,115	6,082
		24,678
Consumer Discretionary 0.0%
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	435	431
7.30%, 07/01/38	285	300
6.75%, 06/15/39	285	285
		1,016
Total Corporate Bonds And Notes (cost $672,250)		695,289
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.4%
AASET 2021-1 Trust
Series 2019-A-1, 3.84%, 05/15/26	70	67
American Tower Trust #1
Series 2023-A-1, 5.49%, 03/15/28	12,460	12,750
Angel Oak Mortgage Trust 2019-6
Series 2019-A1-6, REMIC, 2.62%, 11/25/59 (d)	189	184
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Series 2015-A4-UBS7, REMIC, 3.71%, 09/17/25	1,145	1,129
BX Trust 2021-ARIA
Series 2021-B-ARIA, REMIC, 6.51%, (1 Month Term SOFR + 1.41%), 10/15/36 (d)	7,510	7,458
Castlelake Aircraft Structured Trust 2019-1
Series 2019-A-1A, 3.97%, 04/15/26 (g)	1,278	1,182
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (g)	434	415
CF Hippolyta Issuer LLC
Series 2022-A1-1A, 5.95%, 02/15/27	2,474	2,487
Series 2021-A1-1A, REMIC, 1.53%, 03/15/26	7,073	6,648
Series 2021-B1-1A, REMIC, 1.98%, 03/15/26	820	754
CFMT 2021-AL1 Trust
Series 2021-B-AL1, REMIC, 1.39%, 09/22/31	2,366	2,290
Enterprise Fleet Financing 2023-3, LLC
Series 2023-A2-3, 6.44%, 02/22/27	8,864	9,053
Flagstar Mortgage Trust 2018-3
Series 2018-A3-3INV, REMIC, 4.00%, 05/25/38	1,341	1,271
Flagstar Mortgage Trust 2021-9INV
Series 2021-A2-9INV, REMIC, 2.00%, 01/25/36 (d)	2,802	2,455
Ford Credit Auto Owner Trust 2021-REV1
Series 2021-B-1, 1.61%, 04/15/26	1,390	1,322
Series 2021-C-1, 1.91%, 04/15/26	1,165	1,108
Home Partners of America 2021-2 Trust
Series 2021-B-2, 2.30%, 12/17/26	6,726	6,372
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	157	145
Horizon Aircraft Finance II Limited
Series 2019-A-1, 3.72%, 07/15/26 (g)	507	474
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (e) (g)	1,054	934
Kubota Credit Owner Trust 2023-2
Series 2023-A3-2A, 5.28%, 05/17/27	6,095	6,193
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (e) (g)	490	456
Maps 2019-1 Limited
Series 2019-A-1A, 4.46%, 03/15/26	139	130
Metlife Securitization Trust 2017-1
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (d)	540	515
Mill City Mortgage Loan Trust 2017-3
Series 2017-A1-3, REMIC, 2.75%, 01/25/61 (d)	109	108
Navient Private Education Refi Loan Trust 2023-A
Series 2023-A-A, 5.51%, 09/15/71	6,911	7,068
New Economy Assets – Phase 1 Sponsor, LLC
Series 2021-A1-1, REMIC, 1.91%, 10/20/26	9,485	8,747
Series 2021-B1-1, REMIC, 2.41%, 10/20/26	2,440	2,196
Retained Vantage Data Centers Issuer LLC
Series 2023-A2A-1A, 5.00%, 09/15/28 (e)	13,573	13,526
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	1,930	1,921
Series 2020-2C-1, 1.88%, 01/15/26	1,520	1,465
Series 2021-C-211, 1.63%, 05/15/51	2,570	2,404
SCE Recovery Funding LLC
Series 2021-A-1-A, 0.86%, 11/15/31	1,795	1,600
Series 2021-A-2-A, 1.94%, 05/15/38	1,050	816
Series 2021-A-3-A, 2.51%, 11/15/43	605	435
SFAVE Commercial Mortgage Securities Trust 2015-5AVE
Series 2015-A2B-5AVE, REMIC, 4.14%, 01/08/35	2,960	2,576
SFS Auto Receivables Securitization Trust 2023- 1
Series 2023-A2A-1A, 5.89%, 06/20/25	1,269	1,273
Start II Ltd
Series 2019-A-1, 4.09%, 03/15/26	648	621
Towd Point Mortgage Trust 2017-4
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (d)	681	661
Towd Point Mortgage Trust 2018-1
Series 2018-A1-1, REMIC, 3.00%, 01/25/58 (d)	211	207
United Airlines Class B Pass Through Certificates, Series 2018-1
Series 2018-B-1, 4.60%, 03/01/26	274	268
Volkswagen Auto Lease Trust 2024-A
Series 2024-A3-A, 5.21%, 10/20/26	5,090	5,164
Wells Fargo Commercial Mortgage Trust 2015-NXS1
Series 2015-A5-NXS1, REMIC, 3.15%, 04/17/25	1,885	1,864
Wheels Fleet Lease Funding 1 LLC
Series 2023-A-2A, 6.46%, 01/19/27	6,180	6,260
Series 2024-A1-2A, 4.87%, 02/18/28	7,110	7,174
Total Non-U.S. Government Agency Asset-Backed Securities (cost $133,147)		132,146
SHORT TERM INVESTMENTS 2.7%
Investment Companies 2.7%
JNL Government Money Market Fund - Class I, 4.82% (h) (i)	253,611	253,611
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.92% (h) (i)	2,334	2,334
Total Short Term Investments (cost $255,945)		255,945
Total Investments 101.8% (cost $7,730,213)		9,547,398
Total Forward Sales Commitments (0.7)% (proceeds $68,249)		(67,941)
Other Derivative Instruments 0.0%		81
Other Assets and Liabilities, Net (1.1)%		(100,947)
Total Net Assets 100.0%		9,378,591

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2024.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2024, the total payable for investments purchased on a delayed delivery basis was $139,920.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2024, the value and the percentage of net assets of these securities was $327,834 and 3.5% of the Fund.

(f) Convertible security.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2024.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.7%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.7%)
Mortgage-Backed Securities (0.7%)
Federal National Mortgage Association, Inc.
TBA, 4.50%, 10/15/39 (a)	(16,459)	(16,510)
TBA, 2.00%, 10/15/54 (a)	(25,292)	(20,929)
TBA, 4.50%, 10/15/54 (a)	(8,812)	(8,668)
TBA, 4.00%, 11/15/54 (a)	(22,714)	(21,834)
Total Government And Agency Obligations (proceeds $68,249)		(67,941)
Total Forward Sales Commitments (0.7%) (proceeds $68,249)		(67,941)

(a) All or a portion of the security was sold on a delayed delivery basis. As of September 30, 2024, the total proceeds for investments sold on a delayed delivery basis was $68,249.

JNL/WMC Balanced Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	79,667	1,409,586	1,235,642	5,006	—	—	253,611	2.7
JNL Government Money Market Fund, 4.92% - Class SL	536	191,129	189,331	335	—	—	2,334	—
	80,203	1,600,715	1,424,973	5,341	—	—	255,945	2.7

JNL/WMC Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Short Contracts
United States 10 Year Note	(70)	December 2024	(8,031)	63	31
United States 10 Year Ultra Bond	(34)	December 2024	(4,082)	18	60
				81	91

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Balanced Fund
Assets - Securities
Common Stocks	5,878,584	283,810	—	6,162,394
Government And Agency Obligations	—	2,301,624	—	2,301,624
Corporate Bonds And Notes	—	695,289	—	695,289
Non-U.S. Government Agency Asset-Backed Securities	—	132,146	—	132,146
Short Term Investments	255,945	—	—	255,945
	6,134,529	3,412,869	—	9,547,398
Liabilities - Securities
Government And Agency Obligations	—	(67,941)	—	(67,941)
	—	(67,941)	—	(67,941)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	91	—	—	91
	91	—	—	91

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/WMC Equity Income Fund
COMMON STOCKS 98.2%
Financials 19.1%
American International Group, Inc.	241	17,644
Ares Management Corporation - Class A	72	11,263
Bank of America Corporation	457	18,134
Intercontinental Exchange, Inc.	66	10,590
JPMorgan Chase & Co.	218	45,978
M&T Bank Corporation	88	15,755
MetLife, Inc.	204	16,854
Morgan Stanley	131	13,701
Nasdaq, Inc.	159	11,623
Raymond James Financial, Inc.	111	13,643
Regions Financial Corporation	644	15,018
Royal Bank of Canada	86	10,707
Wells Fargo & Company	136	7,680
		208,590
Health Care 14.4%
AstraZeneca PLC - ADR	149	11,572
Elevance Health, Inc.	20	10,413
Gilead Sciences, Inc.	310	26,018
Johnson & Johnson	195	31,661
Merck & Co., Inc.	290	32,924
Pfizer Inc.	1,005	29,094
UnitedHealth Group Incorporated	27	15,779
		157,461
Industrials 12.2%
Canadian National Railway Company	77	9,009
Deere & Company	22	9,374
Emerson Electric Co.	115	12,608
General Dynamics Corporation	62	18,863
Honeywell International Inc.	26	5,459
IDEX Corporation	26	5,657
Johnson Controls International Public Limited Company	158	12,265
Knight-Swift Transportation Holdings Inc. - Class A	105	5,687
L3Harris Technologies, Inc.	67	15,942
PACCAR Inc	164	16,135
Siemens Aktiengesellschaft - Class N	50	10,021
United Parcel Service, Inc. - Class B	94	12,759
		133,779
Consumer Staples 10.4%
Archer-Daniels-Midland Company	272	16,236
Kenvue Inc.	684	15,814
Keurig Dr Pepper Inc.	484	18,128
Pernod Ricard	118	17,742
Philip Morris International Inc.	148	18,011
Procter & Gamble Company, The	73	12,610
Unilever PLC - ADR	243	15,796
		114,337
Information Technology 10.3%
Broadcom Inc.	214	36,936
Cisco Systems, Inc.	450	23,947
Corning Incorporated	317	14,289
NXP Semiconductors N.V.	60	14,319
Qualcomm Incorporated	61	10,442
Te Connectivity Public Limited Company	83	12,495
		112,428
Energy 9.5%
ConocoPhillips	296	31,190
Coterra Energy Inc.	690	16,534
EQT Corporation	533	19,516
Hess Corporation	78	10,585
Phillips 66	41	5,371
Targa Resources Corp.	71	10,477
TotalEnergies SE	162	10,548
		104,221
Utilities 8.7%
American Electric Power Company, Inc.	114	11,654
Atmos Energy Corporation	124	17,171
Dominion Energy, Inc.	198	11,452
Eversource Energy	137	9,322
Exelon Corporation	270	10,941
PPL Corporation	474	15,686
Sempra	229	19,123
		95,349
Materials 4.6%
Barrick Gold Corporation	548	10,901
Celanese Corporation - Class A	86	11,707
PPG Industries, Inc.	83	10,943
Rio Tinto PLC - ADR	235	16,738
		50,289
Consumer Discretionary 3.5%
Booking Holdings Inc.	3	13,285
Industria de Diseno Textil, S.A. - ADR (a)	149	4,429
Starbucks Corporation	93	9,086
Tractor Supply Company	40	11,772
		38,572
Real Estate 3.5%
Crown Castle Inc.	152	17,985
Host Hotels & Resorts, Inc.	261	4,586
Weyerhaeuser Company	460	15,563
		38,134
Communication Services 2.0%
Omnicom Group Inc. (a)	75	7,770
T-Mobile US, Inc.	69	14,162
		21,932
Total Common Stocks (cost $941,577)		1,075,092
PREFERRED STOCKS 1.3%
Health Care 1.3%
Roche Holding AG	44	14,138
Total Preferred Stocks (cost $13,376)		14,138
SHORT TERM INVESTMENTS 1.0%
Securities Lending Collateral 0.5%
JNL Government Money Market Fund - Class SL, 4.92% (b) (c)	5,969	5,969
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 4.82% (b) (c)	4,916	4,916
Total Short Term Investments (cost $10,885)		10,885
Total Investments 100.5% (cost $965,838)		1,100,115
Other Assets and Liabilities, Net (0.5)%		(5,113)
Total Net Assets 100.0%		1,095,002

(a) All or a portion of the security was on loan as of September 30, 2024.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/WMC Equity Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	18,649	201,406	215,139	300	—	—	4,916	0.5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

JNL/WMC Equity Income Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.92% - Class SL	—	70,840	64,871	34	—	—	5,969	0.5
	18,649	272,246	280,010	334	—	—	10,885	1.0

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Equity Income Fund
Assets - Securities
Common Stocks	1,036,781	38,311	—	1,075,092
Preferred Stocks	—	14,138	—	14,138
Short Term Investments	10,885	—	—	10,885
	1,047,666	52,449	—	1,100,115

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/WMC Global Real Estate Fund
COMMON STOCKS 99.4%
United States of America 62.7%
Acadia Realty Trust	489	11,489
American Healthcare REIT, Inc.	537	14,030
American Homes 4 Rent - Class A	302	11,591
AvalonBay Communities, Inc.	119	26,844
Brixmor Property Group Inc.	386	10,757
Brookdale Senior Living Inc. (a)	1,036	7,032
Caretrust REIT, Inc.	376	11,599
CBRE Group, Inc. - Class A (a)	42	5,241
Centerspace	73	5,168
Cubesmart, L.P.	127	6,854
Digital Realty Trust, Inc.	40	6,481
EastGroup Properties, Inc.	46	8,574
Empire State Realty Trust, Inc. - Class A	1,235	13,683
Equinix, Inc.	42	37,230
Essential Properties Realty Trust, Inc.	524	17,902
Essex Property Trust, Inc.	69	20,326
Extra Space Storage Inc.	115	20,719
Hyatt Hotels Corporation - Class A	55	8,385
Independence Realty Trust, Inc.	355	7,273
Innovative Industrial Properties, Inc.	25	3,358
Iron Mountain Incorporated	132	15,741
Lamar Advertising Company - Class A	49	6,510
Lennar Corporation - Class A	27	5,129
Lineage, Inc.	137	10,745
Phillips Edison & Company, Inc.	189	7,125
Plymouth Industrial REIT, Inc.	286	6,463
ProLogis Inc.	246	31,122
Ryman Hospitality Properties, Inc.	47	5,066
Simon Property Group, Inc.	92	15,516
SL Green Realty Corp. (b)	230	16,048
Tanger Inc.	218	7,223
VICI Properties Inc.	98	3,267
Welltower Inc.	304	38,916
		423,407
Japan 9.0%
Daito Trust Construction Co., Ltd.	103	12,472
Invincible Investment Corporation	4	1,754
Mitsui Fudosan Co., Ltd.	2,455	22,980
Nippon Building Fund Inc.	8	7,068
Sekisui House, Ltd.	477	13,272
Tokyu Fudosan Holdings Co., Ltd.	498	3,445
		60,991
United Kingdom 7.0%
Bellway P.L.C.	122	5,068
Big Yellow Group PLC	394	6,687
Derwent London PLC	214	6,849
Hammerson PLC	1,803	7,665
Shaftesbury Capital PLC	5,594	11,021
Taylor Wimpey PLC	4,532	9,983
		47,273
Australia 5.6%
Goodman Funding Pty Ltd	530	13,619
Scentre Group Limited	2,816	7,129
Stockland Corporation Ltd	4,738	17,186
		37,934
France 3.5%
Accor	119	5,162
Klepierre	568	18,585
		23,747
Sweden 2.6%
Catena AB	119	6,805
Cibus Nordic Real Estate AB (publ)	312	5,417
Pandox Aktiebolag - Class B	270	5,389
		17,611
Germany 2.3%
TAG Immobilien AG (a)	848	15,741
Czech Republic 1.6%
CTP N.V.	602	11,003
Hong Kong 1.2%
Swire Pacific Limited - Class A	967	8,247
Switzerland 1.2%
PSP Swiss Property AG - Class N	54	7,900
United Arab Emirates 1.1%
Emaar Properties (P.J.S.C)	3,183	7,557
Singapore 1.0%
Capitaland Group Pte. Ltd.	4,177	6,874
Canada 0.6%
Boardwalk Real Estate Investment Trust	57	3,610
Total Common Stocks (cost $555,067)		671,895
SHORT TERM INVESTMENTS 2.0%
Securities Lending Collateral 1.7%
JNL Government Money Market Fund - Class SL, 4.92% (c) (d)	11,750	11,750
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 4.82% (c) (d)	1,841	1,841
Total Short Term Investments (cost $13,591)		13,591
Total Investments 101.4% (cost $568,658)		685,486
Other Derivative Instruments (0.0)%		(2)
Other Assets and Liabilities, Net (1.4)%		(9,539)
Total Net Assets 100.0%		675,945

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/WMC Global Real Estate Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	3,773	116,175	118,107	143	—	—	1,841	0.3
JNL Government Money Market Fund, 4.92% - Class SL	2,596	87,109	77,955	155	—	—	11,750	1.7
	6,369	203,284	196,062	298	—	—	13,591	2.0

JNL/WMC Global Real Estate Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	BOA	10/03/24	HKD	20,704	2,663	(2)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Global Real Estate Fund
Assets - Securities
Common Stocks
United States of America	423,407	—	—	423,407
Japan	—	60,991	—	60,991
United Kingdom	7,665	39,608	—	47,273
Australia	—	37,934	—	37,934
France	—	23,747	—	23,747
Sweden	—	17,611	—	17,611
Germany	—	15,741	—	15,741
Czech Republic	—	11,003	—	11,003
Hong Kong	—	8,247	—	8,247
Switzerland	—	7,900	—	7,900
United Arab Emirates	—	7,557	—	7,557
Singapore	—	6,874	—	6,874
Canada	3,610	—	—	3,610
Short Term Investments	13,591	—	—	13,591
	448,273	237,213	—	685,486
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(2)	—	(2)
	—	(2)	—	(2)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/WMC Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 74.3%
U.S. Treasury Bill 72.4%
Treasury, United States Department of
5.28%, 10/01/24 (a)	111,975	111,975
5.20%, 10/03/24 (a)	28,975	28,967
5.30%, 10/08/24 (a)	199,750	199,547
5.19%, 10/10/24 (a)	28,050	28,014
5.29%, 10/15/24 (a)	83,700	83,530
5.27%, 10/17/24 (a)	113,400	113,139
5.25%, 10/22/24 (a)	114,300	113,952
5.17%, 10/29/24 (a)	56,100	55,872
5.22%, 10/31/24 (a)	70,375	70,073
5.21%, 11/05/24 (a)	28,025	27,883
5.27%, 11/12/24 (a)	55,100	54,766
5.24%, 11/14/24 (a)	56,750	56,392
5.21%, 11/19/24 (a)	54,900	54,516
5.18%, 11/21/24 (a)	28,200	27,994
5.19%, 11/26/24 (a)	83,500	82,836
5.24%, 11/29/24 (a)	87,000	86,290
5.16%, 12/03/24 (a)	69,200	68,584
5.16%, 12/05/24 (a)	112,400	111,358
5.17%, 12/12/24 (a)	71,525	70,786
4.99%, 12/24/24 (a)	57,550	56,889
5.21%, 12/26/24 (a)	28,850	28,496
4.95%, 12/31/24 (a)	85,645	84,587
4.85%, 01/07/25 (a)	101,675	100,352
5.15%, 01/09/25 (a)	55,100	54,323
4.81%, 01/14/25 (a)	57,775	56,976
4.49%, 01/28/25 (a)	85,000	83,759
4.75%, 02/27/25 (a)	58,600	57,464
4.88%, 03/20/25 (a)	112,214	109,909
		2,079,229
U.S. Treasury Note 1.9%
Treasury, United States Department of
4.73%, (3 Month Treasury + 0.14%), 10/31/24 (b)	55,000	54,996
Total Government And Agency Obligations (cost $2,134,225)		2,134,225
REPURCHASE AGREEMENTS 25.4%
Repurchase Agreements (c)		730,000
Total Repurchase Agreements (cost $730,000)		730,000
Total Investments 99.7% (cost $2,864,225)		2,864,225
Other Assets and Liabilities, Net 0.3%		8,580
Total Net Assets 100.0%		2,872,805

(a) The coupon rate represents the yield to maturity.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(c) For repurchase agreements held at September 30, 2024, see Repurchase Agreements in the Schedules of Investments.

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	Treasury, United States Department of, 3.63%, due 05/15/26	7,249	7,344	4.89	09/30/24	10/01/24	7,201	7,200	7,200
BNP	Treasury, United States Department of, 3.75%, due 08/31/31	5,529	5,593
	Federal National Mortgage Association, Inc., due 2.00%-7.09%, due 11/01/29-09/01/54	43,899	43,707
	Federal Home Loan Mortgage Corporation, 2.50%-6.00%, due 02/01/49-09/01/54	14,361	14,552
		63,789	63,852	4.88	09/30/24	10/01/24	62,608	62,600	62,600
BNP	Treasury, United States Department of, 1.13%-5.00%, due 11/30/24-02/15/53	96,211	88,638	4.86	09/30/24	10/01/24	86,912	86,900	86,900
BNS	Treasury, United States Department of, 0.50%-4.88%, due 11/15/25-08/15/52	66,587	65,595	4.86	09/30/24	10/01/24	64,309	64,300	64,300
BOA	Government National Mortgage Association, 2.00%-5.50%, due 09/20/27-09/20/54	4,606	4,715
	Federal National Mortgage Association, Inc., 3.50%-6.00%, due 12/01/25-08/01/54	18,268	18,763
	Federal Home Loan Mortgage Corporation, 2.50%-5.50%, due 01/01/35-05/01/53	5,859	5,797
		28,733	29,275	4.87	09/30/24	10/01/24	28,704	28,700	28,700
DUB	Federal Home Loan Mortgage Corporation, 5.50%, due 09/01/54	16,435	16,728	4.86	09/30/24	10/01/24	16,402	16,400	16,400
FED	Treasury, United States Department of, 1.63%-4.75%, due 05/15/31-02/15/41	11,212	10,001	4.80	09/30/24	10/01/24	10,001	10,000	10,000
GSC	Treasury, United States Department of, 3.88%, due 08/15/34	148,549	150,756	4.88	09/30/24	10/01/24	147,820	147,800	147,800
JPM	Treasury, United States Department of, 1.88%, due 06/30/26	128,228	124,950	4.87	09/30/24	10/01/24	122,517	122,500	122,500
JPM	Treasury, United States Department of, 2.25%-4.72%, due 12/31/24-07/31/25	6,123	6,120	4.87	09/30/24	10/01/24	6,001	6,000	6,000
NAT	Federal Home Loan Mortgage Corporation, 2.15%-2.70%, due 12/28/37-07/13/40	64	47
	Federal Home Loan Bank, 4.00%-4.15%, due 10/24/29-06/01/38	585	588
	Treasury, United States Department of, 0.13%-5.00%, due 12/31/24-05/15/54	122,361	121,255
		123,010	121,890	4.88	09/30/24	10/01/24	119,516	119,500	119,500

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
RBC	Treasury, United States Department of, 4.13%, due 07/31/28	57,694	59,262
	Federal Home Loan Mortgage Corporation, 4.00%, due 10/01/41-07/01/47	—	—
		57,694	59,262	4.88	09/30/24	10/01/24	58,108	58,100	58,100
									730,000

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	2,134,225	—	2,134,225
Repurchase Agreements	—	730,000	—	730,000
	—	2,864,225	—	2,864,225

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

	Shares/Par[1]	Value ($)
JNL/WMC Value Fund
COMMON STOCKS 98.4%
Financials 21.4%
American International Group, Inc.	278	20,323
Ares Management Corporation - Class A	114	17,778
Everest Group, Ltd.	38	14,985
Intercontinental Exchange, Inc.	108	17,326
JPMorgan Chase & Co.	228	48,076
KKR & Co. Inc. - Class A	133	17,347
LPL Financial Holdings Inc.	62	14,410
M&T Bank Corporation	123	21,976
MetLife, Inc.	299	24,622
Morgan Stanley	191	19,910
Nasdaq, Inc.	181	13,222
Raymond James Financial, Inc.	169	20,750
The PNC Financial Services Group, Inc.	103	18,993
		269,718
Health Care 18.1%
AstraZeneca PLC - ADR	171	13,329
Boston Scientific Corporation (a)	220	18,465
Centene Corporation (a)	282	21,255
Elevance Health, Inc.	48	25,056
Gilead Sciences, Inc.	256	21,470
Johnson & Johnson	224	36,266
Merck & Co., Inc.	152	17,256
Pfizer Inc.	930	26,906
UnitedHealth Group Incorporated	82	47,875
		227,878
Industrials 12.2%
3M Company	122	16,734
Emerson Electric Co.	176	19,241
Fortune Brands Innovations, Inc.	171	15,302
General Dynamics Corporation	53	16,085
Johnson Controls International Public Limited Company	258	20,057
Knight-Swift Transportation Holdings Inc. - Class A	233	12,583
L3Harris Technologies, Inc.	82	19,431
Middleby Corporation, The (a)	101	14,060
United Parcel Service, Inc. - Class B	150	20,502
		153,995
Information Technology 10.3%
Adobe Inc. (a)	23	12,125
Amdocs Limited	186	16,270
Cisco Systems, Inc.	588	31,303
Corning Incorporated	432	19,502
F5, Inc. (a)	90	19,826
NXP Semiconductors N.V.	79	18,842
Qualcomm Incorporated	70	11,908
		129,776
Energy 8.2%
Antero Resources Corporation (a)	498	14,277
ConocoPhillips	180	18,927
Coterra Energy Inc.	620	14,837
EOG Resources, Inc.	128	15,728
Hess Corporation	79	10,715
Phillips 66	129	16,898
Targa Resources Corp.	82	12,181
		103,563
Consumer Staples 7.3%
Archer-Daniels-Midland Company	266	15,862
Kenvue Inc.	696	16,104
Keurig Dr Pepper Inc.	453	16,974
Pernod Ricard - ADR (b)	432	13,093
Unilever PLC - ADR	203	13,193
US Foods Holding Corp. (a)	268	16,510
		91,736
Consumer Discretionary 6.3%
Gentex Corporation	573	17,007
H & R Block, Inc.	199	12,633
Lennar Corporation - Class A	81	15,169
LKQ Corporation	155	6,198
Starbucks Corporation	160	15,551
Wyndham Hotels & Resorts, Inc.	168	13,142
		79,700
Utilities 4.3%
Atmos Energy Corporation	138	19,119
Sempra	239	20,021
WEC Energy Group Inc.	149	14,376
		53,516
Real Estate 4.2%
CBRE Group, Inc. - Class A (a)	134	16,670
Crown Castle Inc.	154	18,230
Gaming and Leisure Properties, Inc.	348	17,887
		52,787
Communication Services 3.9%
Alphabet Inc. - Class C	81	13,603
Electronic Arts Inc.	127	18,157
Omnicom Group Inc. (b)	168	17,420
		49,180
Materials 2.2%
Axalta Coating Systems Ltd. (a)	385	13,940
Celanese Corporation - Class A	101	13,668
		27,608
Total Common Stocks (cost $989,462)		1,239,457
PREFERRED STOCKS 1.2%
Health Care 1.2%
Roche Holding AG	48	15,279
Total Preferred Stocks (cost $13,532)		15,279
SHORT TERM INVESTMENTS 0.3%
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.92% (c) (d)	2,592	2,592
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 4.82% (c) (d)	1,357	1,357
Total Short Term Investments (cost $3,949)		3,949
Total Investments 99.9% (cost $1,006,943)		1,258,685
Other Assets and Liabilities, Net 0.1%		1,174
Total Net Assets 100.0%		1,259,859

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2024.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.

JNL/WMC Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.82% - Class I	6,776	178,295	183,714	434	—	—	1,357	0.1
JNL Government Money Market Fund, 4.92% - Class SL	—	38,142	35,550	27	—	—	2,592	0.2
	6,776	216,437	219,264	461	—	—	3,949	0.3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2024.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Value Fund
Assets - Securities
Common Stocks	1,239,457	—	—	1,239,457
Preferred Stocks	—	15,279	—	15,279
Short Term Investments	3,949	—	—	3,949
	1,243,406	15,279	—	1,258,685

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2024

Currency Abbreviations:

ARS - Argentine Peso	COP - Colombian Peso	ILS - Israeli New Shekel	PHP - Philippine Peso
AUD - Australian Dollar	CZK - Czech Republic Korunas	INR - Indian Rupee	PLN - Polish Zloty
BRL - Brazilian Real	DKK - Danish Krone	JPY - Japanese Yen	SEK - Swedish Krona
CAD - Canadian Dollar	EUR - European Currency Unit (Euro)	KRW - South Korean Won	SGD - Singapore Dollar
CHF - Swiss Franc	GBP - British Pound	MXN - Mexican Peso	TRY - Turkish Lira
CLP - Chilean Peso	HKD - Hong Kong Dollar	NOK - Norwegian Krone	TWD - New Taiwan Dollar
CNH - Chinese Offshore Yuan	HUF - Hungarian Forint	NZD - New Zealand Dollar	USD - United States Dollar
CNY - Chinese Yuan	IDR - Indonesian Rupiah	PEN - Peruvian Nuevo Sol	ZAR - South African Rand

Abbreviations:

ADR - American Depositary Receipt	HICP - Harmonized Index of Consumer Prices
ASX - Australian Securities Exchange	ITRAXX - Group of international credit derivative indices monitored by the
BADLAR - Argentina Deposit Rates	International Index Company
BRAZIBOR - Brazil Interbank Offered Rate	JIBAR - Johannesburg Interbank Average Rate
BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years	LIBOR - London Interbank Offered Rate
CAPE - Cyclically Adjusted Price Earnings	LLC/L.L.C. - Limited Liability Companies
CDI - CHESS Depositary Interests	MBS - Mortgage-Backed Security
CDX.EM - Credit Default Swap Index - Emerging Markets	MEXIBOR - Mexico Interbank Offered Rate
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	MICEX - Moscow Interbank Offered Rate
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	MSCI - Morgan Stanley Capital International
CIEQVRUHP - Citi EQ US 1W Volatility Carry Index	NASDAQ - National Association of Securities Dealers Automated Quotations
CLO - Collateralized Loan Obligation	NVDR - Non-Voting Depository Receipt
CMBX.NA - Commercial Mortgage-backed Securities Index North America	OAT - Obligations Assimilables du Tresor
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	OBFR - Overnight Bank Funding Rate
DIP - Debtor-in-possession	PJSC - Private Joint Stock Company
DUTCHCERT - Dutch Certificate	PLC/P.L.C./Plc - Public Limited Company
EAFE - Europe, Asia and Far East	RBOB - Reformulated Blendstock for Oxygenate Blending
ESTR - Euro Short-Term Rate	REIT - Real Estate Investment Trust
ETF - Exchange Traded Fund	REMIC - Real Estate Mortgage Investment Conduit
EURIBOR - Europe Interbank Offered Rate	RTS - Russian Trading System
Euro BOBL - debt instrument issued by the Federal Republic of Germany with a	S&P - Standard & Poor's
term of 4.5 to 5.5 years	SDR - Sweedish Depositary Receipt
Euro Bund - debt instrument issued by the Federal Republic of Germany with a	SOFR - Secured Overnight Financing Rates
term of 8.5 to 10.5 years	SONIA - Sterling Overnight Index Average
Euro Buxl - debt instrument issued by the Federal Republic of Germany with a	SPDR - Standard & Poor's Depositary Receipt
term of 24 to 35 years	TBA - To be Announced (Securities purchased on a delayed delivery basis)
Euro OAT - debt instrument issued by the Republic of Italy with a	TBD - To Be Determined
term of 8.5 to 10.5 years	TIPS - Treasury Inflation-Protected Securities
Euro Schatz - debt instrument issued by the Federal Republic of Germany with a	TONAR - Tokyo Overnight Average Rate
term of 1.75 to 2.25 years	TOPIX - Tokyo Stock Price Index
FTSE - Financial Times Stock Exchange	TSX - Toronto Stock Exchange
GDR - Global Depositary Receipt	ULSD - Ultra Low Sulfur Diesel
HIBOR - Hong Kong Interbank Offered Rate	US - United States

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.	CIT - Citibank, Inc	NSI - Normura Securities International Inc
BCL - Barclays Capital Inc.	DUB - Deutsche Bank AG.	RBC - Royal Bank of Canada
BNP - BNP Paribas Securities	GSC - Goldman Sachs & Co.	SBI - Sanford C.Bernstein & CO., INC
BNS - Bank of Nova Scotia/Scotiabank	HSB - HSBC Securities Inc.	SCB - Standard Chartered Bank
BOA - Bancamerica Securities/Bank of America NA	JPM - J.P. Morgan Securities Inc.	SSB - State Street Brokerage Services
BPC - BroadPoint Capital, Inc.	MLP - Merrill Lynch Professional Clearing Corp.	TDB - Toronto -Dominion Bank
CIB - Canadian Imperial Bank of Commerce	MSC - Morgan Stanley & Co. Inc.	UBS - UBS Securities, LLC

1Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures and contracts for difference are quoted in unrounded contracts.

2The frequency of periodic payments received or paid by the Fund are defined as follows: (A)/(AN) - Annually; (E) - Expiration Date; (M) - Monthly; (MT) - Maturity; (Q) - Quarterly; (S) - Semi-Annually.

“-“ Amount rounds to less than one thousand or 0.05%.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2024

Securities Lending and Securities Lending Collateral. All Funds, except JNL/PPM America Floating Rate Income Fund and JNL/WMC Government Money Market Fund, participate in agency based securities lending programs. JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. Government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third-party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, which is shared with the borrower through negotiated rebates. The Fund bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. Government securities; U.S. Government agencies’ debt securities; and U.S. Government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. The Fund also bears the market risk with respect to the collateral received and securities loaned. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

Except as described below, cash collateral received is invested in the JNL Government Money Market Fund – Class SL, a registered government money market fund under the 1940 Act and series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. The JNL Government Money Market Fund is offered to the Funds and their affiliates and is not available for direct purchase by members of the public. The JNL Government Money Market Fund pays JNAM annual fees, accrued daily and payable monthly, for investment advisory and administrative services. In addition to investing cash collateral in the JNL Government Money Market Fund - Class SL, JNL/Mellon S&P 500 Index Fund may invest cash collateral in repurchase agreements collateralized by equity and U.S. government or agency securities. JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity and U.S. government or agency securities. Reinvestments in repurchase agreements will not exceed 10% of the Funds net assets, shall be collateralized by equity and U.S. government or agency securities equal to not less than 110% of the cash collateral reinvested in such transactions, and shall be marked-to-market daily.

Security Valuation. Under the Trust's valuation policy and procedures (“Valuation Policies and Procedures”), the Trust’s Board of Trustees (“Board” or “Trustees”) has designated to the Adviser the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the NAV of each Fund. The Adviser has established a Valuation Committee (the “Valuation Committee”) that is charged with the responsibilities set forth in the Valuation Policies and Procedures. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures approved by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). The NAV of a Fund’s shares may also not be determined on days designated by the Board or on days designated by the SEC. However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the Fund’s Valuation Committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is considered reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs. The Funds of Funds’ investments in the underlying funds are valued at the daily NAV of the applicable underlying fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the underlying funds is discussed in the underlying funds’ shareholder report, which are filed with the SEC and are available on the SEC’s website at www.sec.gov. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC's website at www.sec.gov. Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. When fair valuing foreign equity securities, the Adviser adjusts the closing prices of foreign portfolio equity securities (except foreign equity securities traded in North America and South America) based upon pricing models provided by a third-party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary in order to reflect the “fair value” of such securities

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2024

for purposes of determining a Fund's NAV. All securities in the JNL/WMC Government Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, are valued at amortized cost, unless it is determined that such practice does not approximate fair value. If a valuation from a third party pricing service is unavailable or it is determined that such valuation does not approximate fair value, debt obligations with remaining maturities of sixty (60) days or less may be valued at their amortized cost, unless it is determined that such practice also does not approximate fair value.

Debt and derivative securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit linked notes are valued by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. If pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, "Fair Value Measurement". FASB ASC Topic 820 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under this guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on national or foreign stock exchanges, futures and options contracts listed on derivatives exchanges or investments in mutual funds. Level 1 valuations include investments in the underlying funds and Master Funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts where forward rates are not available; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a rollforward of individually significant securities Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended September 30, 2024:

	Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[1]	Transfers out of Level 3 During the Period[1]	Total Realized and Change in Unrealized Gain/(Loss)	Purchases	(Sales)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[2] ($)
JNL/PIMCO Income Fund
Senior Floating Rate Instruments	22,271	—	1,013	530	2,089	(69)	23,808	530
JNL/Westchester Capital Event Driven Fund
Other Equity Interests	3,135	—	—	41	—	(1,989)	1,187	8,124
[1]	There were no significant transfers between Level 3 and Level 2 during the Period except for those noted.
[2]	Reflects the change in unrealized appreciation/(depreciation) for Level 3 investments held September 30, 2024.

Asset Class	Fair Value (In Thousands $)	Valuation Technique	Unobservable Input	Range (Weighted Average†)
JNL/PIMCO Income Fund
Senior Floating Rate Instruments	15,830	Market Approach	Bid Price	102.50 (102.50)
Senior Floating Rate Instruments	2,591	Comparable Model	Bid Price	100.00 (100.00)
Senior Floating Rate Instruments	1,296	Market Approach	Bid Price	97.00 (97.00)
Senior Floating Rate Instruments	4,091	Discounted Cash Flow Model	Bid Price	95.35-98.25 (96.68)
	23,808
JNL/Westchester Capital Event Driven Fund
Other Equity Interests	1,187	Market Approach	Price	1.42-2.52 (2.05)
	1,187

The following table summarizes Funds with significant exposure to Russian securities with Level 3 valuations (in thousands) at September 30, 2024. These securities were fair valued at or near zero due to economic sanctions that prohibit the Funds from transacting in these securities or to repatriate Russian currency.

Unrealized Gain/(Loss) ($)
JNL Emerging Markets Index Fund
Common Stocks	(24,725)
JNL Multi-Manager Emerging Markets Equity Fund
Common Stocks	(24,363)
JNL/BlackRock Global Natural Resources Fund
Common Stocks	(40,428)
JNL/GQG Emerging Markets Equity Fund
Common Stocks	(57,255)
JNL/PIMCO Investment Grade Credit Bond Fund
Corporate Bonds and Notes	(6,680)

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.

Sub-Adviser Affiliates. PPM America, Inc., an affiliate of JNAM, serves as Sub-Adviser for JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund and JNL/PPM America Total Return Fund.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.